UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09102

Name of Fund:  iShares, Inc.

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Incorporated, 2405 York Road, Suite 201, Lutherville-Timonium, Maryland 21093

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2026

Date of reporting period: 08/31/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares MSCI Hong Kong ETF

EWH | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Hong Kong ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Hong Kong ETF	$51	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 12.58%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Hong Kong 25/50 Index (Spliced) returned 14.40%.

What contributed to performance?

Industrial stocks contributed the most to the Fund’s return during the reporting period. A major industrial conglomerate advanced largely due to significant disposal of assets, strong retail performance, and strategic capital repositioning. Meanwhile, an industrial machinery and supplies and components company benefited from the strength of its core brands, supply chain diversification, and active capital returns through share buybacks. Additionally, a marine transportation provider gained due to tight regional vessel supply and robust trade volumes on its dedicated routes, which supported elevated freight rates. In the real estate sector, Hong Kong’s largest property developer was supported by an easing monetary policy backdrop and robust operational execution. Diversified banks in the financials sector contributed due to resilient wealth management fees, stabilizing property loan provisions, and generous capital returns.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Hong Kong 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,356	$10,123	$10,365
Oct 16	$10,237	$9,978	$10,247
Nov 16	$10,066	$9,747	$10,079
Dec 16	$9,416	$9,996	$9,435
Jan 17	$10,140	$10,350	$10,164
Feb 17	$10,342	$10,515	$10,369
Mar 17	$10,668	$10,782	$10,700
Apr 17	$10,989	$11,013	$11,030
May 17	$11,353	$11,370	$11,397
Jun 17	$11,419	$11,405	$11,469
Jul 17	$11,839	$11,826	$11,894
Aug 17	$12,038	$11,888	$12,098
Sep 17	$11,990	$12,108	$12,055
Oct 17	$12,034	$12,336	$12,101
Nov 17	$12,433	$12,436	$12,508
Dec 17	$12,767	$12,714	$12,848
Jan 18	$13,354	$13,423	$13,445
Feb 18	$12,923	$12,790	$13,014
Mar 18	$12,577	$12,564	$12,672
Apr 18	$12,988	$12,764	$13,092
May 18	$13,063	$12,470	$13,168
Jun 18	$12,416	$12,235	$12,522
Jul 18	$12,615	$12,528	$12,725
Aug 18	$12,319	$12,266	$12,436
Sep 18	$12,283	$12,322	$12,404
Oct 18	$10,913	$11,320	$11,026
Nov 18	$11,713	$11,427	$11,837
Dec 18	$11,712	$10,909	$11,842
Jan 19	$12,615	$11,734	$12,761
Feb 19	$13,341	$11,963	$13,508
Mar 19	$13,512	$12,034	$13,687
Apr 19	$13,661	$12,352	$13,843
May 19	$12,743	$11,689	$12,919
Jun 19	$13,632	$12,393	$13,826
Jul 19	$13,170	$12,243	$13,366
Aug 19	$12,073	$11,865	$12,259
Sep 19	$11,984	$12,170	$12,176
Oct 19	$12,545	$12,595	$12,750
Nov 19	$12,356	$12,706	$12,565
Dec 19	$12,845	$13,256	$13,067
Jan 20	$12,268	$12,900	$12,484
Feb 20	$12,093	$11,880	$12,309
Mar 20	$10,610	$10,160	$10,803
Apr 20	$11,124	$10,930	$11,588
May 20	$10,420	$11,288	$10,620
Jun 20	$11,560	$11,798	$11,793
Jul 20	$11,473	$12,324	$11,705
Aug 20	$12,370	$12,852	$12,627
Sep 20	$11,727	$12,536	$11,975
Oct 20	$11,592	$12,266	$11,845
Nov 20	$12,866	$13,916	$13,150
Dec 20	$13,441	$14,669	$13,744
Jan 21	$13,719	$14,700	$14,038
Feb 21	$14,389	$14,991	$14,731
Mar 21	$14,487	$15,181	$14,836
Apr 21	$14,901	$15,628	$15,271
May 21	$15,353	$16,117	$15,721
Jun 21	$14,780	$16,012	$15,173
Jul 21	$14,371	$15,748	$14,746
Aug 21	$14,255	$16,047	$14,635
Sep 21	$13,316	$15,534	$13,700
Oct 21	$13,548	$15,904	$13,945
Nov 21	$12,857	$15,188	$13,213
Dec 21	$12,979	$15,816	$13,321
Jan 22	$13,186	$15,233	$13,455
Feb 22	$12,711	$14,931	$13,057
Mar 22	$12,599	$14,955	$13,043
Apr 22	$11,976	$14,016	$12,414
May 22	$12,383	$14,117	$12,746
Jun 22	$12,543	$12,902	$12,870
Jul 22	$12,070	$13,344	$12,434
Aug 22	$11,603	$12,915	$12,008
Sep 22	$10,392	$11,624	$10,751
Oct 22	$9,134	$11,972	$9,427
Nov 22	$11,387	$13,385	$11,663
Dec 22	$12,107	$13,285	$12,565
Jan 23	$12,662	$14,362	$13,073
Feb 23	$11,753	$13,859	$12,143
Mar 23	$11,878	$14,197	$12,302
Apr 23	$11,977	$14,444	$12,346
May 23	$10,911	$13,918	$11,296
Jun 23	$11,305	$14,543	$11,665
Jul 23	$11,689	$15,134	$12,050
Aug 23	$10,610	$14,451	$11,016
Sep 23	$10,034	$13,994	$10,461
Oct 23	$9,804	$13,417	$10,174
Nov 23	$9,820	$14,625	$10,212
Dec 23	$10,407	$15,360	$10,811
Jan 24	$9,415	$15,207	$9,769
Feb 24	$9,801	$15,592	$10,232
Mar 24	$9,306	$16,079	$9,668
Apr 24	$9,662	$15,791	$10,135
May 24	$10,000	$16,249	$10,366
Jun 24	$9,341	$16,234	$9,743
Jul 24	$9,361	$16,609	$9,778
Aug 24	$9,870	$17,082	$10,352
Sep 24	$11,385	$17,542	$12,079
Oct 24	$10,924	$16,682	$11,399
Nov 24	$10,606	$16,531	$11,000
Dec 24	$10,417	$16,210	$10,951
Jan 25	$10,300	$16,863	$10,706
Feb 25	$10,962	$17,096	$11,426
Mar 25	$10,957	$17,058	$11,430
Apr 25	$10,915	$17,674	$11,440
May 25	$11,888	$18,483	$12,499
Jun 25	$12,699	$19,111	$13,231
Jul 25	$13,201	$19,056	$13,868
Aug 25	$13,661	$19,717	$14,225
Sep 25	$13,754	$20,427	$14,438
Oct 25	$13,792	$20,840	$14,460
Nov 25	$14,172	$20,835	$14,819
Dec 25	$14,052	$21,459	$14,747
Jan 26	$15,434	$22,743	$16,248
Feb 26	$15,883	$23,885	$16,746
Mar 26	$15,041	$21,308	$15,601
Apr 26	$15,528	$23,364	$16,209
May 26	$15,211	$24,541	$16,013
Jun 26	$13,992	$24,396	$14,686
Jul 26	$15,429	$24,480	$16,281
Aug 26	$15,380	$25,109	$16,274

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
12.58%	1.53%	4.40%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Hong Kong 25/50 Index (Spliced)...
14.40	2.14	4.99

Key Fund statistics

Table Summary
Net Assets...
$1,206,453,996
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$4,205,212
Portfolio Turnover Rate...
19%

The MSCI Hong Kong 25/50 Index (Spliced) reflects the performance of the MSCI Hong Kong Index through August 31, 2020 and the MSCI Hong Kong 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
45.5%
Industrials...
18.2
Real Estate...
17.3
Utilities...
11.3
Consumer Discretionary...
3.9
Consumer Staples...
2.1
Communication Services...
1.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
AIA Group Ltd...
23.2%
Hong Kong Exchanges & Clearing Ltd...
15.9
CK Hutchison Holdings Ltd...
5.7
BOC Hong Kong Holdings Ltd...
4.7
CLP Holdings Ltd...
4.4
Techtronic Industries Co. Ltd...
4.3
Sun Hung Kai Properties Ltd...
4.3
Link REIT...
3.5
Power Assets Holdings Ltd...
3.0
Hong Kong & China Gas Co. Ltd...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Hong Kong ETF

Annual Shareholder Report — August 31, 2026

EWH-08/26-AR

iShares MSCI Japan Small-Cap ETF

SCJ | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Japan Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan Small-Cap ETF	$54	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 24.62%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Small Cap Index (Net) returned 24.48%.

What contributed to performance?

Small-cap stocks in the industrials sector were the largest contributors to the Fund’s return during the reporting period. Capital goods companies gained as they benefited from data center and semiconductor demand driven by artificial intelligence (“AI”)-related investment. In the electrical equipment segment, a manufacturer of telecommunication networks gained due to demand for ultra-high-count optical fiber and networking hardware used in data centers and advanced computing infrastructure. Semiconductors and semiconductor equipment firms, as well as technology hardware and equipment companies in the information technology sector were also supported by continued data center expansion. Among materials stocks, diversified metals and mining companies contributed due to surging demand for high-performance electronic alloys and a sharp rally in copper and tungsten prices. These metals are critical to data center and semiconductor infrastructure, with copper powering data center servers, cooling high-performance chips, and connecting processors, while tungsten provides the extreme heat resistance needed to connect microscopic transistors inside cutting-edge chips.

What detracted from performance?

During the reporting period, there were no material detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,541	$10,123	$10,539
Oct 16	$10,678	$9,978	$10,679
Nov 16	$10,171	$9,747	$10,177
Dec 16	$10,348	$9,996	$10,361
Jan 17	$10,734	$10,350	$10,753
Feb 17	$11,067	$10,515	$11,083
Mar 17	$11,052	$10,782	$11,063
Apr 17	$11,241	$11,013	$11,252
May 17	$11,649	$11,370	$11,666
Jun 17	$11,746	$11,405	$11,775
Jul 17	$12,059	$11,826	$12,090
Aug 17	$12,281	$11,888	$12,315
Sep 17	$12,474	$12,108	$12,510
Oct 17	$12,897	$12,336	$12,938
Nov 17	$13,345	$12,436	$13,393
Dec 17	$13,547	$12,714	$13,600
Jan 18	$14,118	$13,423	$14,177
Feb 18	$13,945	$12,790	$14,006
Mar 18	$13,709	$12,564	$13,766
Apr 18	$13,843	$12,764	$13,904
May 18	$13,807	$12,470	$13,873
Jun 18	$13,377	$12,235	$13,447
Jul 18	$13,251	$12,528	$13,331
Aug 18	$13,152	$12,266	$13,246
Sep 18	$13,338	$12,322	$13,430
Oct 18	$12,071	$11,320	$12,160
Nov 18	$12,388	$11,427	$12,490
Dec 18	$11,331	$10,909	$11,425
Jan 19	$11,949	$11,734	$12,051
Feb 19	$12,078	$11,963	$12,187
Mar 19	$12,130	$12,034	$12,237
Apr 19	$12,233	$12,352	$12,344
May 19	$11,731	$11,689	$11,842
Jun 19	$12,016	$12,393	$12,130
Jul 19	$12,165	$12,243	$12,287
Aug 19	$12,044	$11,865	$12,168
Sep 19	$12,482	$12,170	$12,609
Oct 19	$13,156	$12,595	$13,292
Nov 19	$13,263	$12,706	$13,403
Dec 19	$13,489	$13,256	$13,636
Jan 20	$13,033	$12,900	$13,177
Feb 20	$11,485	$11,880	$11,612
Mar 20	$10,762	$10,160	$10,877
Apr 20	$11,411	$10,930	$11,539
May 20	$12,274	$11,288	$12,422
Jun 20	$12,119	$11,798	$12,269
Jul 20	$11,794	$12,324	$11,938
Aug 20	$12,732	$12,852	$12,889
Sep 20	$13,270	$12,536	$13,437
Oct 20	$12,931	$12,266	$13,098
Nov 20	$13,747	$13,916	$13,919
Dec 20	$14,335	$14,669	$14,515
Jan 21	$14,220	$14,700	$14,406
Feb 21	$14,279	$14,991	$14,472
Mar 21	$14,805	$15,181	$15,010
Apr 21	$14,632	$15,628	$14,832
May 21	$14,572	$16,117	$14,811
Jun 21	$14,645	$16,012	$14,871
Jul 21	$14,658	$15,748	$14,802
Aug 21	$14,950	$16,047	$15,217
Sep 21	$15,069	$15,534	$15,380
Oct 21	$14,642	$15,904	$14,825
Nov 21	$13,702	$15,188	$13,935
Dec 21	$13,991	$15,816	$14,184
Jan 22	$13,355	$15,233	$13,429
Feb 22	$13,493	$14,931	$13,640
Mar 22	$12,814	$14,955	$13,169
Apr 22	$11,910	$14,016	$12,175
May 22	$12,035	$14,117	$12,274
Jun 22	$11,495	$12,902	$11,673
Jul 22	$12,135	$13,344	$12,267
Aug 22	$11,706	$12,915	$12,029
Sep 22	$10,934	$11,624	$11,142
Oct 22	$10,907	$11,972	$11,133
Nov 22	$12,176	$13,385	$12,142
Dec 22	$12,214	$13,285	$12,475
Jan 23	$12,769	$14,362	$12,969
Feb 23	$12,328	$13,859	$12,578
Mar 23	$12,809	$14,197	$12,981
Apr 23	$12,867	$14,444	$13,073
May 23	$12,592	$13,918	$12,848
Jun 23	$12,954	$14,543	$13,138
Jul 23	$13,382	$15,134	$13,673
Aug 23	$13,271	$14,451	$13,578
Sep 23	$12,842	$13,994	$13,159
Oct 23	$12,458	$13,417	$12,620
Nov 23	$13,147	$14,625	$13,440
Dec 23	$13,796	$15,360	$14,138
Jan 24	$13,693	$15,207	$14,206
Feb 24	$14,018	$15,592	$14,329
Mar 24	$14,386	$16,079	$14,669
Apr 24	$13,748	$15,791	$14,141
May 24	$13,903	$16,249	$14,202
Jun 24	$13,703	$16,234	$13,992
Jul 24	$14,747	$16,609	$15,153
Aug 24	$14,951	$17,082	$15,291
Sep 24	$15,322	$17,542	$15,689
Oct 24	$14,287	$16,682	$14,790
Nov 24	$14,675	$16,531	$14,975
Dec 24	$14,246	$16,210	$14,756
Jan 25	$14,555	$16,863	$15,030
Feb 25	$14,683	$17,096	$14,963
Mar 25	$14,973	$17,058	$15,311
Apr 25	$15,662	$17,674	$16,080
May 25	$16,170	$18,483	$16,637
Jun 25	$16,768	$19,111	$17,202
Jul 25	$16,624	$19,056	$17,227
Aug 25	$17,830	$19,717	$18,493
Sep 25	$18,238	$20,427	$18,791
Oct 25	$17,879	$20,840	$18,410
Nov 25	$18,393	$20,835	$18,918
Dec 25	$18,471	$21,459	$18,990
Jan 26	$19,492	$22,743	$20,083
Feb 26	$21,619	$23,885	$22,298
Mar 26	$19,571	$21,308	$19,655
Apr 26	$20,591	$23,364	$21,137
May 26	$21,480	$24,541	$22,159
Jun 26	$21,604	$24,396	$22,106
Jul 26	$21,390	$24,480	$22,264
Aug 26	$22,219	$25,109	$23,020

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
24.62%	8.25%	8.31%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan Small Cap Index (Net)...
24.48	8.63	8.70

Key Fund statistics

Table Summary
Net Assets...
$262,335,957
Number of Portfolio Holdings...
769
Net Investment Advisory Fees...
$991,734
Portfolio Turnover Rate...
20%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
25.0%
Consumer Discretionary...
14.3
Information Technology...
13.3
Financials...
12.3
Materials...
10.5
Consumer Staples...
7.8
Real Estate...
7.1
Health Care...
4.1
Communication Services...
2.7
Utilities...
2.1
Energy...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Shizuoka Financial Group, Inc...
0.7%
Rohm Co. Ltd...
0.7
Mebuki Financial Group, Inc...
0.7
Fukuoka Financial Group, Inc...
0.6
Food & Life Companies Ltd...
0.6
Niterra Co. Ltd...
0.6
SUMCO Corp...
0.5
Omron Corp...
0.5
NIPPON EXPRESS HOLDINGS, INC...
0.5
Taiyo Yuden Co. Ltd...
0.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Japan Small-Cap ETF

Annual Shareholder Report — August 31, 2026

SCJ-08/26-AR

iShares MSCI Malaysia ETF

EWM | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Malaysia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Malaysia ETF	$53	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.21%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Malaysia Index returned 19.98%.

What contributed to performance?

Stocks in the financials sector contributed the most to the Fund’s return during the reporting period. The Malaysian economy outperformed expectations in 2026, fueled by substantial data center expansions and global semiconductor investments. This economic momentum supported diversified banks, which benefited from steady credit demand, healthy loan growth, and strengthening deposits. The utilities sector gained, notably a power generation multi-utilities firm, driven primarily by its pivot toward artificial intelligence (“AI”) data centers, strategic industry acquisitions, and tariff hikes across its utility businesses. Additionally, a state-linked firm responsible for generating, transmitting, and distributing power across Peninsular Malaysia benefited from the rapid expansion of data centers, a transition to renewable energy, and strategic grid infrastructure investments.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Malaysia Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,710	$10,129	$9,705
Oct 16	$9,686	$10,153	$9,691
Nov 16	$8,844	$9,685	$8,847
Dec 16	$8,886	$9,707	$8,890
Jan 17	$9,157	$10,238	$9,166
Feb 17	$9,318	$10,551	$9,330
Mar 17	$9,611	$10,818	$9,628
Apr 17	$9,980	$11,054	$10,000
May 17	$10,122	$11,381	$10,147
Jun 17	$10,096	$11,496	$10,122
Jul 17	$10,103	$12,181	$10,135
Aug 17	$10,214	$12,453	$10,250
Sep 17	$10,269	$12,403	$10,308
Oct 17	$10,240	$12,838	$10,282
Nov 17	$10,422	$12,864	$10,466
Dec 17	$11,064	$13,326	$11,118
Jan 18	$11,929	$14,436	$11,982
Feb 18	$11,755	$13,770	$11,814
Mar 18	$11,939	$13,496	$12,001
Apr 18	$11,892	$13,455	$11,960
May 18	$10,924	$12,978	$10,988
Jun 18	$10,622	$12,439	$10,685
Jul 18	$11,115	$12,712	$11,190
Aug 18	$11,194	$12,368	$11,272
Sep 18	$11,013	$12,303	$11,092
Oct 18	$10,312	$11,231	$10,385
Nov 18	$10,209	$11,694	$10,280
Dec 18	$10,370	$11,384	$10,447
Jan 19	$10,508	$12,381	$10,590
Feb 19	$10,699	$12,409	$10,786
Mar 19	$10,394	$12,513	$10,481
Apr 19	$10,286	$12,777	$10,376
May 19	$10,210	$11,849	$10,305
Jun 19	$10,499	$12,589	$10,602
Jul 19	$10,274	$12,435	$10,378
Aug 19	$9,886	$11,829	$9,990
Sep 19	$9,826	$12,055	$9,933
Oct 19	$9,935	$12,563	$10,046
Nov 19	$9,730	$12,546	$9,844
Dec 19	$10,115	$13,482	$10,238
Jan 20	$9,715	$12,853	$9,837
Feb 20	$9,094	$12,175	$9,212
Mar 20	$8,174	$10,300	$8,274
Apr 20	$8,613	$11,243	$8,729
May 20	$9,027	$11,330	$9,150
Jun 20	$9,267	$12,162	$9,398
Jul 20	$10,029	$13,249	$10,177
Aug 20	$9,661	$13,542	$9,803
Sep 20	$9,497	$13,325	$9,641
Oct 20	$9,348	$13,599	$9,494
Nov 20	$10,033	$14,857	$10,195
Dec 20	$10,445	$15,949	$10,613
Jan 21	$10,018	$16,439	$10,176
Feb 21	$10,044	$16,564	$10,197
Mar 21	$9,847	$16,314	$9,997
Apr 21	$10,186	$16,720	$10,341
May 21	$10,040	$16,912	$10,193
Jun 21	$9,617	$17,137	$9,752
Jul 21	$9,226	$15,984	$9,362
Aug 21	$10,000	$16,402	$10,149
Sep 21	$9,617	$15,751	$9,776
Oct 21	$9,869	$15,906	$10,021
Nov 21	$9,399	$15,258	$9,551
Dec 21	$9,786	$15,544	$9,951
Jan 22	$9,448	$15,250	$9,594
Feb 22	$9,963	$14,794	$10,121
Mar 22	$9,961	$14,460	$10,145
Apr 22	$9,669	$13,655	$9,868
May 22	$9,460	$13,716	$9,644
Jun 22	$8,690	$12,804	$8,849
Jul 22	$8,899	$12,773	$9,063
Aug 22	$8,909	$12,826	$9,111
Sep 22	$8,032	$11,322	$8,223
Oct 22	$8,289	$10,971	$8,465
Nov 22	$9,047	$12,598	$9,212
Dec 22	$9,175	$12,421	$9,376
Jan 23	$9,453	$13,402	$9,644
Feb 23	$8,747	$12,533	$8,945
Mar 23	$8,851	$12,912	$9,039
Apr 23	$8,735	$12,766	$8,923
May 23	$8,245	$12,552	$8,444
Jun 23	$8,096	$13,028	$8,283
Jul 23	$8,874	$13,839	$9,090
Aug 23	$8,591	$12,987	$8,808
Sep 23	$8,427	$12,647	$8,654
Oct 23	$8,423	$12,156	$8,645
Nov 23	$8,676	$13,128	$8,907
Dec 23	$8,807	$13,642	$9,049
Jan 24	$8,768	$13,008	$9,019
Feb 24	$8,984	$13,627	$9,231
Mar 24	$9,036	$13,927	$9,290
Apr 24	$9,187	$14,027	$9,468
May 24	$9,473	$14,107	$9,747
Jun 24	$9,441	$14,663	$9,732
Jul 24	$9,941	$14,707	$10,240
Aug 24	$10,908	$14,944	$11,239
Sep 24	$11,384	$15,942	$11,731
Oct 24	$10,420	$15,233	$10,787
Nov 24	$10,314	$14,686	$10,635
Dec 24	$10,580	$14,666	$10,927
Jan 25	$10,067	$14,927	$10,412
Feb 25	$10,139	$15,000	$10,451
Mar 25	$9,962	$15,095	$10,270
Apr 25	$10,372	$15,293	$10,712
May 25	$10,321	$15,946	$10,657
Jun 25	$10,627	$16,904	$10,958
Jul 25	$10,352	$17,234	$10,704
Aug 25	$10,856	$17,455	$11,203
Sep 25	$11,305	$18,703	$11,660
Oct 25	$11,323	$19,485	$11,698
Nov 25	$11,474	$19,019	$11,840
Dec 25	$12,206	$19,588	$12,614
Jan 26	$13,072	$21,322	$13,504
Feb 26	$13,007	$22,494	$13,450
Mar 26	$12,549	$19,556	$12,926
Apr 26	$13,028	$22,433	$13,476
May 26	$12,784	$24,606	$13,242
Jun 26	$12,274	$24,259	$12,704
Jul 26	$12,732	$23,513	$13,211
Aug 26	$12,941	$24,305	$13,441

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.21%	5.29%	2.61%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Malaysia Index...
19.98	5.78	3.00

Key Fund statistics

Table Summary
Net Assets...
$324,745,881
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$1,531,338
Portfolio Turnover Rate...
49%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
51.8%
Utilities...
13.8
Industrials...
10.3
Consumer Staples...
8.2
Materials...
7.2
Communication Services...
5.6
Health Care...
3.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Public Bank Bhd...
15.9%
CIMB Group Holdings Bhd...
13.8
Malayan Banking Bhd...
11.4
Tenaga Nasional Bhd...
6.8
Press Metal Aluminium Holdings Bhd...
5.0
Gamuda Bhd...
4.9
YTL Power International Bhd...
3.9
AMMB Holdings Bhd...
3.8
RHB Bank Bhd...
3.6
SD Guthrie Bhd...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Malaysia ETF

Annual Shareholder Report — August 31, 2026

EWM-08/26-AR

iShares MSCI Pacific ex Japan ETF

EPP | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Pacific ex Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Pacific ex Japan ETF	$51	0.47%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 16.01%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Pacific ex Japan Index (Net) returned 16.72%.

What contributed to performance?

Australian equities contributed the most to the Fund’s return during the reporting period. Metals and mining stocks in the materials sector benefited from the rapid expansion of energy-intensive artificial intelligence (“AI”) data centers and the transition to cleaner power, both of which boosted demand for copper and pushed prices to historic highs. Meanwhile, resilient demand and steady production volumes supported iron ore miners, while geopolitical tensions lifted gold prices, benefiting gold miners. Diversified banks in the financials sector were driven by robust net interest margins (the difference between the interest it earns on loans and the interest paid on deposits), while financial services firms were supported by fee growth and trading income. In Singapore, financials stocks also gained, supported by record earnings from wealth management, safe-haven capital inflows, and attractive dividend payouts.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Pacific ex Japan Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,266	$10,123	$10,266
Oct 16	$10,046	$9,978	$10,050
Nov 16	$10,032	$9,747	$10,043
Dec 16	$9,970	$9,996	$9,987
Jan 17	$10,533	$10,350	$10,554
Feb 17	$10,855	$10,515	$10,880
Mar 17	$11,138	$10,782	$11,161
Apr 17	$11,185	$11,013	$11,214
May 17	$11,073	$11,370	$11,105
Jun 17	$11,295	$11,405	$11,333
Jul 17	$11,775	$11,826	$11,820
Aug 17	$11,806	$11,888	$11,851
Sep 17	$11,699	$12,108	$11,748
Oct 17	$11,859	$12,336	$11,912
Nov 17	$12,060	$12,436	$12,118
Dec 17	$12,506	$12,714	$12,572
Jan 18	$12,984	$13,423	$13,056
Feb 18	$12,556	$12,790	$12,628
Mar 18	$12,029	$12,564	$12,102
Apr 18	$12,399	$12,764	$12,479
May 18	$12,436	$12,470	$12,522
Jun 18	$12,226	$12,235	$12,317
Jul 18	$12,457	$12,528	$12,556
Aug 18	$12,234	$12,266	$12,331
Sep 18	$12,152	$12,322	$12,250
Oct 18	$11,083	$11,320	$11,177
Nov 18	$11,399	$11,427	$11,502
Dec 18	$11,170	$10,909	$11,277
Jan 19	$11,968	$11,734	$12,089
Feb 19	$12,416	$11,963	$12,544
Mar 19	$12,528	$12,034	$12,657
Apr 19	$12,736	$12,352	$12,874
May 19	$12,381	$11,689	$12,518
Jun 19	$13,155	$12,393	$13,310
Jul 19	$13,055	$12,243	$13,214
Aug 19	$12,303	$11,865	$12,453
Sep 19	$12,464	$12,170	$12,618
Oct 19	$12,832	$12,595	$12,998
Nov 19	$12,854	$12,706	$13,024
Dec 19	$13,165	$13,256	$13,347
Jan 20	$12,941	$12,900	$13,127
Feb 20	$11,946	$11,880	$12,117
Mar 20	$9,524	$10,160	$9,664
Apr 20	$10,559	$10,930	$10,797
May 20	$10,587	$11,288	$10,754
Jun 20	$11,428	$11,798	$11,615
Jul 20	$11,717	$12,324	$11,912
Aug 20	$12,391	$12,852	$12,600
Sep 20	$11,642	$12,536	$11,845
Oct 20	$11,573	$12,266	$11,778
Nov 20	$13,268	$13,916	$13,509
Dec 20	$13,961	$14,669	$14,222
Jan 21	$14,052	$14,700	$14,321
Feb 21	$14,460	$14,991	$14,733
Mar 21	$14,600	$15,181	$14,878
Apr 21	$15,212	$15,628	$15,506
May 21	$15,612	$16,117	$15,909
Jun 21	$15,255	$16,012	$15,586
Jul 21	$15,039	$15,748	$15,354
Aug 21	$15,095	$16,047	$15,458
Sep 21	$14,440	$15,534	$14,901
Oct 21	$15,110	$15,904	$15,383
Nov 21	$14,092	$15,188	$14,413
Dec 21	$14,579	$15,816	$14,887
Jan 22	$13,835	$15,233	$14,053
Feb 22	$14,182	$14,931	$14,448
Mar 22	$14,993	$14,955	$15,448
Apr 22	$14,009	$14,016	$14,535
May 22	$14,099	$14,117	$14,477
Jun 22	$13,025	$12,902	$13,272
Jul 22	$13,551	$13,344	$13,781
Aug 22	$13,100	$12,915	$13,540
Sep 22	$11,780	$11,624	$12,101
Oct 22	$11,874	$11,972	$12,160
Nov 22	$13,833	$13,385	$13,942
Dec 22	$13,638	$13,285	$14,003
Jan 23	$14,903	$14,362	$15,210
Feb 23	$13,810	$13,859	$14,226
Mar 23	$13,949	$14,197	$14,305
Apr 23	$14,047	$14,444	$14,331
May 23	$13,154	$13,918	$13,477
Jun 23	$13,715	$14,543	$14,048
Jul 23	$14,272	$15,134	$14,661
Aug 23	$13,363	$14,451	$13,803
Sep 23	$12,896	$13,994	$13,380
Oct 23	$12,468	$13,417	$12,783
Nov 23	$13,217	$14,625	$13,671
Dec 23	$14,445	$15,360	$14,904
Jan 24	$13,772	$15,207	$14,385
Feb 24	$14,024	$15,592	$14,460
Mar 24	$14,209	$16,079	$14,647
Apr 24	$13,859	$15,791	$14,470
May 24	$14,574	$16,249	$14,965
Jun 24	$14,499	$16,234	$15,009
Jul 24	$14,817	$16,609	$15,252
Aug 24	$15,400	$17,082	$15,970
Sep 24	$16,443	$17,542	$17,154
Oct 24	$15,527	$16,682	$16,072
Nov 24	$16,043	$16,531	$16,522
Dec 24	$15,029	$16,210	$15,588
Jan 25	$15,459	$16,863	$16,146
Feb 25	$15,443	$17,096	$15,928
Mar 25	$15,219	$17,058	$15,642
Apr 25	$15,744	$17,674	$16,348
May 25	$16,639	$18,483	$17,244
Jun 25	$17,301	$19,111	$17,868
Jul 25	$17,331	$19,056	$18,088
Aug 25	$18,101	$19,717	$18,800
Sep 25	$18,089	$20,427	$18,812
Oct 25	$17,986	$20,840	$18,686
Nov 25	$17,714	$20,835	$18,382
Dec 25	$18,059	$21,459	$18,803
Jan 26	$19,128	$22,743	$20,103
Feb 26	$20,317	$23,885	$21,205
Mar 26	$18,960	$21,308	$19,362
Apr 26	$19,863	$23,364	$20,469
May 26	$19,869	$24,541	$20,711
Jun 26	$19,338	$24,396	$20,087
Jul 26	$20,541	$24,480	$21,412
Aug 26	$20,999	$25,109	$21,943

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.01%	6.83%	7.70%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Pacific ex Japan Index (Net)...
16.72	7.26	8.18

Key Fund statistics

Table Summary
Net Assets...
$2,324,656,958
Number of Portfolio Holdings...
92
Net Investment Advisory Fees...
$9,295,176
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
45.1%
Materials...
16.8
Industrials...
9.3
Consumer Discretionary...
6.5
Real Estate...
6.5
Health Care...
3.9
Utilities...
3.3
Consumer Staples...
3.0
Energy...
2.7
Communication Services...
2.2
Information Technology...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Australia...
63.0%
Singapore...
17.7
Hong Kong...
17.5
New Zealand...
1.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Pacific ex Japan ETF

Annual Shareholder Report — August 31, 2026

EPP-08/26-AR

iShares MSCI Singapore ETF

EWS | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Singapore ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Singapore ETF	$54	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.90%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Singapore 25/50 Index (Spliced) returned 27.79%.

What contributed to performance?

The financials sector was the leading contributor to the Fund’s return, notably among diversified banks. Singapore banks achieved robust profits as surging wealth management fee income and double-digit loan growth supported major share buybacks and high capital-return dividends. A financial exchange and data operator was supported by record derivative trading volumes and elevated equity market turnover. In the industrials sector, a shipbuilder was driven by record profit margins, a strong order pipeline, and higher dividend payouts. Additionally, a conglomerate that focuses on sustainable solutions in infrastructure, real estate, and connectivity benefited from its exposure to artificial intelligence (“AI”) and data center expansion, as well as a pivot into asset management.

What detracted from performance?

A broadline retailer in the consumer discretionary sector detracted from the Fund’s return during the reporting period. The firm experienced persistent volatility and downward pressure driven primarily by margin compression, heightened regional competition, and insider sales.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Singapore 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,160	$10,123	$10,165
Oct 16	$9,746	$9,978	$9,753
Nov 16	$9,953	$9,747	$9,968
Dec 16	$9,786	$9,996	$9,805
Jan 17	$10,593	$10,350	$10,617
Feb 17	$10,851	$10,515	$10,879
Mar 17	$11,099	$10,782	$11,133
Apr 17	$11,153	$11,013	$11,188
May 17	$11,523	$11,370	$11,562
Jun 17	$11,619	$11,405	$11,668
Jul 17	$12,224	$11,826	$12,277
Aug 17	$12,151	$11,888	$12,207
Sep 17	$11,964	$12,108	$12,025
Oct 17	$12,549	$12,336	$12,617
Nov 17	$12,982	$12,436	$13,058
Dec 17	$13,094	$12,714	$13,173
Jan 18	$13,931	$13,423	$14,020
Feb 18	$13,553	$12,790	$13,647
Mar 18	$13,316	$12,564	$13,411
Apr 18	$14,097	$12,764	$14,208
May 18	$13,301	$12,470	$13,411
Jun 18	$12,323	$12,235	$12,435
Jul 18	$12,487	$12,528	$12,610
Aug 18	$12,261	$12,266	$12,386
Sep 18	$12,539	$12,322	$12,675
Oct 18	$11,418	$11,320	$11,553
Nov 18	$11,757	$11,427	$11,902
Dec 18	$11,653	$10,909	$11,804
Jan 19	$12,366	$11,734	$12,531
Feb 19	$12,335	$11,963	$12,502
Mar 19	$12,408	$12,034	$12,584
Apr 19	$13,169	$12,352	$13,361
May 19	$11,968	$11,689	$12,143
Jun 19	$13,168	$12,393	$13,364
Jul 19	$13,034	$12,243	$13,230
Aug 19	$12,211	$11,865	$12,397
Sep 19	$12,371	$12,170	$12,567
Oct 19	$13,040	$12,595	$13,250
Nov 19	$12,852	$12,706	$13,063
Dec 19	$13,270	$13,256	$13,492
Jan 20	$12,764	$12,900	$12,982
Feb 20	$11,890	$11,880	$12,100
Mar 20	$9,518	$10,160	$9,692
Apr 20	$10,299	$10,930	$10,489
May 20	$9,997	$11,288	$10,181
Jun 20	$10,397	$11,798	$10,600
Jul 20	$10,453	$12,324	$10,659
Aug 20	$10,642	$12,852	$10,857
Sep 20	$10,358	$12,536	$10,574
Oct 20	$10,047	$12,266	$10,262
Nov 20	$11,861	$13,916	$12,112
Dec 20	$12,184	$14,669	$12,452
Jan 21	$12,269	$14,700	$12,545
Feb 21	$12,586	$14,991	$12,873
Mar 21	$13,208	$15,181	$13,514
Apr 21	$13,593	$15,628	$13,914
May 21	$13,605	$16,117	$13,933
Jun 21	$13,295	$16,012	$13,592
Jul 21	$13,381	$15,748	$13,751
Aug 21	$13,186	$16,047	$13,564
Sep 21	$13,112	$15,534	$13,525
Oct 21	$13,707	$15,904	$14,064
Nov 21	$12,791	$15,188	$13,104
Dec 21	$12,821	$15,816	$13,155
Jan 22	$12,671	$15,233	$12,918
Feb 22	$12,567	$14,931	$12,813
Mar 22	$12,491	$14,955	$12,921
Apr 22	$11,661	$14,016	$12,094
May 22	$11,456	$14,117	$11,807
Jun 22	$10,737	$12,902	$11,028
Jul 22	$11,353	$13,344	$11,663
Aug 22	$11,087	$12,915	$11,454
Sep 22	$10,427	$11,624	$10,805
Oct 22	$10,467	$11,972	$10,795
Nov 22	$11,778	$13,385	$11,995
Dec 22	$11,647	$13,285	$12,002
Jan 23	$12,496	$14,362	$12,849
Feb 23	$11,780	$13,859	$12,184
Mar 23	$12,174	$14,197	$12,557
Apr 23	$12,200	$14,444	$12,565
May 23	$11,568	$13,918	$11,947
Jun 23	$11,804	$14,543	$12,177
Jul 23	$12,791	$15,134	$13,245
Aug 23	$11,845	$14,451	$12,286
Sep 23	$11,704	$13,994	$12,167
Oct 23	$11,170	$13,417	$11,567
Nov 23	$11,444	$14,625	$11,886
Dec 23	$12,261	$15,360	$12,735
Jan 24	$11,630	$15,207	$12,158
Feb 24	$11,714	$15,592	$12,158
Mar 24	$12,057	$16,079	$12,525
Apr 24	$12,407	$15,791	$12,964
May 24	$12,906	$16,249	$13,388
Jun 24	$12,805	$16,234	$13,354
Jul 24	$13,286	$16,609	$13,794
Aug 24	$13,843	$17,082	$14,419
Sep 24	$14,879	$17,542	$15,567
Oct 24	$14,300	$16,682	$14,945
Nov 24	$15,133	$16,531	$15,752
Dec 24	$15,022	$16,210	$15,682
Jan 25	$15,482	$16,863	$16,236
Feb 25	$16,007	$17,096	$16,690
Mar 25	$16,336	$17,058	$17,139
Apr 25	$16,755	$17,674	$17,500
May 25	$17,644	$18,483	$18,474
Jun 25	$18,138	$19,111	$18,931
Jul 25	$18,565	$19,056	$19,494
Aug 25	$19,628	$19,717	$20,538
Sep 25	$19,792	$20,427	$20,714
Oct 25	$19,877	$20,840	$20,829
Nov 25	$19,811	$20,835	$20,735
Dec 25	$19,764	$21,459	$20,728
Jan 26	$20,273	$22,743	$21,300
Feb 26	$20,679	$23,885	$21,720
Mar 26	$20,052	$21,308	$20,881
Apr 26	$20,666	$23,364	$21,607
May 26	$21,172	$24,541	$22,242
Jun 26	$21,655	$24,396	$22,742
Jul 26	$23,568	$24,480	$24,785
Aug 26	$24,907	$25,109	$26,245

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.90%	13.56%	9.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Singapore 25/50 Index (Spliced)...
27.79	14.11	10.13

Key Fund statistics

Table Summary
Net Assets...
$1,273,251,897
Number of Portfolio Holdings...
20
Net Investment Advisory Fees...
$4,149,397
Portfolio Turnover Rate...
46%

The MSCI Singapore 25/50 Index (Spliced) in this report reflects the performance of the MSCI Singapore Index (Net) through November 30, 2016 and the MSCI Singapore 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
54.1%
Industrials...
22.9
Real Estate...
9.2
Consumer Staples...
4.7
Communication Services...
4.7
Consumer Discretionary...
4.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
DBS Group Holdings Ltd...
23.3%
Oversea-Chinese Banking Corp. Ltd...
22.9
Keppel Ltd...
4.7
Wilmar International Ltd...
4.7
Singapore Telecommunications Ltd...
4.7
Yangzijiang Shipbuilding Holdings Ltd...
4.6
CapitaLand Ascendas REIT...
4.6
United Overseas Bank Ltd...
4.6
Grab Holdings Ltd., Class A...
4.6
Singapore Technologies Engineering Ltd...
4.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Singapore ETF

Annual Shareholder Report — August 31, 2026

EWS-08/26-AR

iShares MSCI Taiwan ETF

EWT | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Taiwan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Taiwan ETF	$78	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 93.10%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Taiwan 25/50 Index (Spliced) returned 93.08%.

What contributed to performance?

Taiwanese equities advanced during the reporting period, buoyed by the country’s pivotal role in the global technology supply chain. Semiconductor companies were significant contributors to the Fund’s return, as chip suppliers were supported by strong global demand for artificial intelligence (“AI”) infrastructure, rapid revenue growth, aggressive expansion, and solid pricing power. Electronic components companies benefited from strong demand for the components and equipment needed to support AI hardware and data center expansion. Additionally, technology hardware, storage, and peripherals companies were buoyed by the structural expansion of data center infrastructure, as demand increased for systems, thermal management solutions, and other equipment needed to support increasingly powerful computing workloads.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Taiwan 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,264	$10,129	$10,286
Oct 16	$10,403	$10,153	$10,433
Nov 16	$10,158	$9,685	$10,192
Dec 16	$10,030	$9,707	$10,066
Jan 17	$10,520	$10,238	$10,566
Feb 17	$11,016	$10,551	$11,069
Mar 17	$11,209	$10,818	$11,264
Apr 17	$11,408	$11,054	$11,472
May 17	$11,658	$11,381	$11,727
Jun 17	$12,107	$11,496	$12,188
Jul 17	$12,418	$12,181	$12,510
Aug 17	$12,617	$12,453	$12,712
Sep 17	$12,158	$12,403	$12,254
Oct 17	$12,837	$12,838	$12,942
Nov 17	$12,459	$12,864	$12,567
Dec 17	$12,589	$13,326	$12,708
Jan 18	$13,451	$14,436	$13,583
Feb 18	$13,051	$13,770	$13,182
Mar 18	$13,148	$13,496	$13,284
Apr 18	$12,731	$13,455	$12,865
May 18	$12,749	$12,978	$12,889
Jun 18	$12,519	$12,439	$12,664
Jul 18	$13,075	$12,712	$13,233
Aug 18	$13,176	$12,368	$13,341
Sep 18	$13,145	$12,303	$13,315
Oct 18	$11,598	$11,231	$11,750
Nov 18	$11,584	$11,694	$11,742
Dec 18	$11,381	$11,384	$11,540
Jan 19	$11,653	$12,381	$11,818
Feb 19	$12,155	$12,409	$12,332
Mar 19	$12,431	$12,513	$12,611
Apr 19	$12,890	$12,777	$13,084
May 19	$11,926	$11,849	$12,113
Jun 19	$12,532	$12,589	$12,736
Jul 19	$12,854	$12,435	$13,058
Aug 19	$12,528	$11,829	$12,743
Sep 19	$12,994	$12,055	$13,222
Oct 19	$13,955	$12,563	$14,205
Nov 19	$14,141	$12,546	$14,405
Dec 19	$15,076	$13,482	$15,366
Jan 20	$14,344	$12,853	$14,627
Feb 20	$14,057	$12,175	$14,342
Mar 20	$12,124	$10,300	$12,368
Apr 20	$13,881	$11,243	$14,169
May 20	$13,620	$11,330	$13,903
Jun 20	$14,800	$12,162	$15,115
Jul 20	$16,531	$13,249	$16,880
Aug 20	$16,204	$13,542	$16,545
Sep 20	$16,403	$13,325	$16,764
Oct 20	$16,634	$13,599	$17,010
Nov 20	$18,204	$14,857	$18,629
Dec 20	$19,961	$15,949	$20,453
Jan 21	$20,692	$16,439	$21,204
Feb 21	$21,830	$16,564	$22,381
Mar 21	$22,231	$16,314	$22,798
Apr 21	$24,314	$16,720	$24,946
May 21	$23,310	$16,912	$23,983
Jun 21	$24,037	$17,137	$24,694
Jul 21	$23,711	$15,984	$24,284
Aug 21	$24,273	$16,402	$25,080
Sep 21	$23,362	$15,751	$24,226
Oct 21	$23,707	$15,906	$24,381
Nov 21	$24,216	$15,258	$25,040
Dec 21	$25,626	$15,544	$26,466
Jan 22	$25,160	$15,250	$25,508
Feb 22	$24,654	$14,794	$25,210
Mar 22	$23,718	$14,460	$24,733
Apr 22	$21,582	$13,655	$22,539
May 22	$22,193	$13,716	$23,143
Jun 22	$19,480	$12,804	$20,109
Jul 22	$19,857	$12,773	$20,444
Aug 22	$19,428	$12,826	$20,291
Sep 22	$16,701	$11,322	$17,387
Oct 22	$16,057	$10,971	$16,710
Nov 22	$19,431	$12,598	$19,935
Dec 22	$18,258	$12,421	$19,024
Jan 23	$20,361	$13,402	$21,002
Feb 23	$19,984	$12,533	$20,953
Mar 23	$20,675	$12,912	$21,460
Apr 23	$20,030	$12,766	$20,787
May 23	$21,099	$12,552	$22,028
Jun 23	$21,469	$13,028	$22,324
Jul 23	$21,915	$13,839	$22,753
Aug 23	$20,820	$12,987	$21,732
Sep 23	$20,308	$12,647	$21,090
Oct 23	$19,847	$12,156	$20,605
Nov 23	$22,293	$13,128	$23,306
Dec 23	$23,579	$13,642	$24,641
Jan 24	$22,871	$13,008	$23,884
Feb 24	$23,867	$13,627	$24,848
Mar 24	$24,903	$13,927	$25,994
Apr 24	$24,201	$14,027	$25,452
May 24	$25,853	$14,107	$26,851
Jun 24	$27,804	$14,663	$29,111
Jul 24	$27,144	$14,707	$27,919
Aug 24	$27,660	$14,944	$28,861
Sep 24	$27,722	$15,942	$29,086
Oct 24	$27,684	$15,233	$29,541
Nov 24	$27,277	$14,686	$28,278
Dec 24	$27,540	$14,666	$28,953
Jan 25	$27,463	$14,927	$29,426
Feb 25	$27,123	$15,000	$29,012
Mar 25	$25,224	$15,095	$25,976
Apr 25	$25,267	$15,293	$26,433
May 25	$27,870	$15,946	$29,612
Jun 25	$30,236	$16,904	$31,661
Jul 25	$31,060	$17,234	$32,909
Aug 25	$31,086	$17,455	$32,894
Sep 25	$33,546	$18,703	$35,001
Oct 25	$35,158	$19,485	$37,165
Nov 25	$34,065	$19,019	$35,714
Dec 25	$35,199	$19,588	$37,108
Jan 26	$37,814	$21,322	$40,234
Feb 26	$42,101	$22,494	$45,006
Mar 26	$39,044	$19,556	$39,769
Apr 26	$49,201	$22,433	$50,879
May 26	$56,657	$24,606	$60,352
Jun 26	$60,142	$24,259	$62,083
Jul 26	$52,941	$23,513	$56,810
Aug 26	$60,027	$24,305	$63,512

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
93.10%	19.85%	19.63%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Taiwan 25/50 Index (Spliced)...
93.08	20.42	20.31

Key Fund statistics

Table Summary
Net Assets...
$11,755,523,533
Number of Portfolio Holdings...
80
Net Investment Advisory Fees...
$44,206,521
Portfolio Turnover Rate...
40%

The MSCI Taiwan 25/50 Index (Spliced) reflects the performance of the MSCI Taiwan Index (Net) through November 30, 2016 and the MSCI Taiwan 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
75.3%
Financials...
14.1
Materials...
3.8
Industrials...
2.8
Communication Services...
1.6
Health Care...
1.0
Consumer Staples...
1.0
Consumer Discretionary...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Taiwan Semiconductor Manufacturing Co. Ltd...
22.1%
MediaTek, Inc...
6.0
Delta Electronics, Inc...
4.0
Hon Hai Precision Industry Co. Ltd...
3.4
ASE Technology Holding Co. Ltd...
2.6
Elite Material Co. Ltd...
2.2
Nan Ya Plastics Corp...
2.1
Unimicron Technology Corp...
2.0
United Microelectronics Corp...
1.9
Asia Vital Components Co. Ltd...
1.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Taiwan ETF

Annual Shareholder Report — August 31, 2026

EWT-08/26-AR

iShares MSCI Thailand ETF

THD | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Thailand ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Thailand ETF	$61	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 31.69%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Thailand IMI 25/50 Index (Net) returned 32.25%.

What contributed to performance?

Information technology stocks contributed to the Fund’s return during the reporting period. A manufacturer of electronics components benefited primarily from surging global demand for its high-power artificial intelligence server power supplies and the rapid commercial adoption of its liquid cooling thermal management systems across hyperscale data centers. Geopolitical energy shocks sent crude oil prices higher, supporting firms in the energy sector. Notably, a natural gas and oil conglomerate benefited from robust production growth and elevated realized selling prices from its upstream exploration and production unit, alongside expanding downstream refining margins. In the financials sector, diversified banks benefited from reduced political uncertainty, an upgrade to the country’s sovereign credit outlook by a major rating agency, and improving investor sentiment.

What detracted from performance?

During the reporting period, there were no significant detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Thailand IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,608	$10,129	$9,607
Oct 16	$9,515	$10,153	$9,516
Nov 16	$9,425	$9,685	$9,432
Dec 16	$9,626	$9,707	$9,629
Jan 17	$9,986	$10,238	$9,989
Feb 17	$10,020	$10,551	$10,026
Mar 17	$10,345	$10,818	$10,347
Apr 17	$10,314	$11,054	$10,324
May 17	$10,448	$11,381	$10,463
Jun 17	$10,550	$11,496	$10,566
Jul 17	$10,747	$12,181	$10,767
Aug 17	$11,201	$12,453	$11,222
Sep 17	$11,600	$12,403	$11,621
Oct 17	$11,977	$12,838	$11,999
Nov 17	$12,133	$12,864	$12,163
Dec 17	$12,607	$13,326	$12,654
Jan 18	$13,612	$14,436	$13,663
Feb 18	$13,756	$13,770	$13,814
Mar 18	$13,391	$13,496	$13,447
Apr 18	$13,437	$13,455	$13,501
May 18	$12,807	$12,978	$12,862
Jun 18	$11,384	$12,439	$11,431
Jul 18	$12,256	$12,712	$12,309
Aug 18	$12,606	$12,368	$12,664
Sep 18	$13,067	$12,303	$13,130
Oct 18	$12,063	$11,231	$12,121
Nov 18	$11,959	$11,694	$12,019
Dec 18	$11,501	$11,384	$11,562
Jan 19	$12,642	$12,381	$12,713
Feb 19	$12,609	$12,409	$12,683
Mar 19	$12,378	$12,513	$12,453
Apr 19	$12,625	$12,777	$12,721
May 19	$12,342	$11,849	$12,429
Jun 19	$13,537	$12,589	$13,638
Jul 19	$13,229	$12,435	$13,327
Aug 19	$12,863	$11,829	$12,962
Sep 19	$12,688	$12,055	$12,791
Oct 19	$12,477	$12,563	$12,582
Nov 19	$12,428	$12,546	$12,538
Dec 19	$12,521	$13,482	$12,636
Jan 20	$11,387	$12,853	$11,495
Feb 20	$10,032	$12,175	$10,125
Mar 20	$8,165	$10,300	$8,240
Apr 20	$9,590	$11,243	$9,690
May 20	$10,085	$11,330	$10,194
Jun 20	$10,349	$12,162	$10,463
Jul 20	$10,112	$13,249	$10,228
Aug 20	$9,959	$13,542	$10,072
Sep 20	$9,065	$13,325	$9,167
Oct 20	$8,910	$13,599	$9,009
Nov 20	$10,976	$14,857	$11,108
Dec 20	$11,310	$15,949	$11,448
Jan 21	$11,406	$16,439	$11,543
Feb 21	$11,461	$16,564	$11,844
Mar 21	$11,996	$16,314	$12,151
Apr 21	$11,927	$16,720	$12,078
May 21	$11,855	$16,912	$12,004
Jun 21	$11,599	$17,137	$11,724
Jul 21	$10,822	$15,984	$10,941
Aug 21	$11,916	$16,402	$12,078
Sep 21	$11,042	$15,751	$11,250
Oct 21	$11,466	$15,906	$11,611
Nov 21	$10,811	$15,258	$10,978
Dec 21	$11,498	$15,544	$11,664
Jan 22	$11,539	$15,250	$11,623
Feb 22	$12,016	$14,794	$12,129
Mar 22	$11,813	$14,460	$12,024
Apr 22	$11,314	$13,655	$11,553
May 22	$11,555	$13,716	$11,753
Jun 22	$10,576	$12,804	$10,727
Jul 22	$10,362	$12,773	$10,442
Aug 22	$10,835	$12,826	$11,024
Sep 22	$10,067	$11,322	$10,269
Oct 22	$10,205	$10,971	$10,357
Nov 22	$11,338	$12,598	$11,463
Dec 22	$11,676	$12,421	$11,874
Jan 23	$12,244	$13,402	$12,393
Feb 23	$11,026	$12,533	$11,205
Mar 23	$11,408	$12,912	$11,571
Apr 23	$11,008	$12,766	$11,152
May 23	$10,635	$12,552	$10,792
Jun 23	$10,345	$13,028	$10,489
Jul 23	$11,098	$13,839	$11,265
Aug 23	$10,929	$12,987	$11,112
Sep 23	$9,916	$12,647	$10,102
Oct 23	$9,529	$12,156	$9,678
Nov 23	$9,700	$13,128	$9,847
Dec 23	$10,254	$13,642	$10,425
Jan 24	$9,462	$13,008	$9,614
Feb 24	$9,472	$13,627	$9,609
Mar 24	$9,346	$13,927	$9,471
Apr 24	$9,233	$14,027	$9,415
May 24	$9,187	$14,107	$9,299
Jun 24	$8,852	$14,663	$9,006
Jul 24	$9,265	$14,707	$9,388
Aug 24	$10,081	$14,944	$10,243
Sep 24	$11,313	$15,942	$11,531
Oct 24	$10,813	$15,233	$10,989
Nov 24	$10,272	$14,686	$10,406
Dec 24	$10,064	$14,666	$10,249
Jan 25	$9,542	$14,927	$9,731
Feb 25	$8,813	$15,000	$8,933
Mar 25	$8,565	$15,095	$8,666
Apr 25	$9,045	$15,293	$9,204
May 25	$8,808	$15,946	$8,965
Jun 25	$8,495	$16,904	$8,622
Jul 25	$9,625	$17,234	$9,818
Aug 25	$9,676	$17,455	$9,832
Sep 25	$9,964	$18,703	$10,130
Oct 25	$10,232	$19,485	$10,421
Nov 25	$9,927	$19,019	$10,070
Dec 25	$10,152	$19,588	$10,351
Jan 26	$10,784	$21,322	$10,997
Feb 26	$12,794	$22,494	$13,039
Mar 26	$11,585	$19,556	$11,682
Apr 26	$12,060	$22,433	$12,238
May 26	$12,541	$24,606	$12,794
Jun 26	$12,575	$24,259	$12,723
Jul 26	$12,687	$23,513	$12,986
Aug 26	$12,743	$24,305	$13,002

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
31.69%	1.35%	2.45%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Thailand IMI 25/50 Index (Net)...
32.25	1.49	2.66

Key Fund statistics

Table Summary
Net Assets...
$345,767,524
Number of Portfolio Holdings...
86
Net Investment Advisory Fees...
$1,441,221
Portfolio Turnover Rate...
10%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
16.4%
Energy...
14.8
Financials...
13.6
Communication Services...
9.4
Consumer Staples...
8.4
Utilities...
7.5
Materials...
6.8
Health Care...
6.6
Industrials...
6.5
Real Estate...
5.3
Consumer Discretionary...
4.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Delta Electronics Thailand PCL, NVDR...
14.5%
PTT PCL, NVDR...
7.6
Advanced Info Service PCL, NVDR...
6.4
Airports of Thailand PCL, NVDR...
4.7
CP ALL PCL, NVDR...
4.5
Gulf Development PCL, Class R, NVDR...
4.4
Bangkok Dusit Medical Services PCL, NVDR...
3.9
PTT Exploration & Production PCL, NVDR...
3.6
Siam Cement PCL (The), NVDR...
3.5
Krung Thai Bank PCL, NVDR...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Thailand ETF

Annual Shareholder Report — August 31, 2026

THD-08/26-AR

iShares Currency Hedged MSCI Emerging Markets ETF

HEEM | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Emerging Markets ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.61%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets 100% Hedged to USD Index (Net) returned 40.57%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, benefiting manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector gained amid robust investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and drove memory prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector, amid subdued consumer spending, also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets 100% Hedged to USD Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,138	$10,129	$10,021
Oct 16	$10,092	$10,153	$10,060
Nov 16	$9,871	$9,685	$9,824
Dec 16	$9,834	$9,707	$9,817
Jan 17	$10,257	$10,238	$10,194
Feb 17	$10,304	$10,551	$10,350
Mar 17	$10,583	$10,818	$10,534
Apr 17	$10,778	$11,054	$10,764
May 17	$11,029	$11,381	$11,015
Jun 17	$11,197	$11,496	$11,179
Jul 17	$11,712	$12,181	$11,715
Aug 17	$11,955	$12,453	$11,947
Sep 17	$12,067	$12,403	$11,987
Oct 17	$12,465	$12,838	$12,439
Nov 17	$12,301	$12,864	$12,321
Dec 17	$12,587	$13,326	$12,620
Jan 18	$13,480	$14,436	$13,474
Feb 18	$12,777	$13,770	$12,946
Mar 18	$12,796	$13,496	$12,677
Apr 18	$12,663	$13,455	$12,834
May 18	$12,506	$12,978	$12,549
Jun 18	$12,145	$12,439	$12,239
Jul 18	$12,497	$12,712	$12,443
Aug 18	$12,287	$12,368	$12,367
Sep 18	$12,138	$12,303	$12,216
Oct 18	$11,196	$11,231	$11,273
Nov 18	$11,617	$11,694	$11,610
Dec 18	$11,210	$11,384	$11,316
Jan 19	$12,250	$12,381	$12,136
Feb 19	$12,172	$12,409	$12,264
Mar 19	$12,371	$12,513	$12,428
Apr 19	$12,687	$12,777	$12,736
May 19	$11,866	$11,849	$11,896
Jun 19	$12,415	$12,589	$12,443
Jul 19	$12,168	$12,435	$12,312
Aug 19	$11,952	$11,829	$11,998
Sep 19	$12,080	$12,055	$12,169
Oct 19	$12,457	$12,563	$12,530
Nov 19	$12,526	$12,546	$12,595
Dec 19	$13,260	$13,482	$13,319
Jan 20	$12,664	$12,853	$12,878
Feb 20	$12,293	$12,175	$12,388
Mar 20	$10,716	$10,300	$10,853
Apr 20	$11,492	$11,243	$11,810
May 20	$11,798	$11,330	$11,876
Jun 20	$12,494	$12,162	$12,658
Jul 20	$13,436	$13,249	$13,684
Aug 20	$13,804	$13,542	$13,971
Sep 20	$13,638	$13,325	$13,732
Oct 20	$13,743	$13,599	$13,929
Nov 20	$14,796	$14,857	$15,016
Dec 20	$15,658	$15,949	$15,927
Jan 21	$16,279	$16,439	$16,518
Feb 21	$16,442	$16,564	$16,677
Mar 21	$16,386	$16,314	$16,519
Apr 21	$16,447	$16,720	$16,771
May 21	$16,559	$16,912	$16,804
Jun 21	$16,798	$17,137	$17,104
Jul 21	$15,829	$15,984	$16,050
Aug 21	$16,008	$16,402	$16,395
Sep 21	$15,558	$15,751	$15,920
Oct 21	$15,706	$15,906	$16,040
Nov 21	$15,159	$15,258	$15,508
Dec 21	$15,328	$15,544	$15,715
Jan 22	$15,323	$15,250	$15,416
Feb 22	$14,770	$14,794	$15,064
Mar 22	$14,270	$14,460	$14,622
Apr 22	$13,686	$13,655	$14,100
May 22	$13,671	$13,716	$14,062
Jun 22	$13,251	$12,804	$13,426
Jul 22	$13,254	$12,773	$13,435
Aug 22	$13,187	$12,826	$13,588
Sep 22	$12,003	$11,322	$12,331
Oct 22	$11,788	$10,971	$12,002
Nov 22	$13,232	$12,598	$13,436
Dec 22	$12,819	$12,421	$13,156
Jan 23	$13,818	$13,402	$14,018
Feb 23	$13,051	$12,533	$13,375
Mar 23	$13,362	$12,912	$13,662
Apr 23	$13,306	$12,766	$13,566
May 23	$13,065	$12,552	$13,426
Jun 23	$13,596	$13,028	$13,884
Jul 23	$14,301	$13,839	$14,625
Aug 23	$13,574	$12,987	$13,949
Sep 23	$13,271	$12,647	$13,702
Oct 23	$12,866	$12,156	$13,206
Nov 23	$13,658	$13,128	$14,038
Dec 23	$14,054	$13,642	$14,482
Jan 24	$13,605	$13,008	$13,984
Feb 24	$14,214	$13,627	$14,688
Mar 24	$14,669	$13,927	$15,084
Apr 24	$14,784	$14,027	$15,338
May 24	$15,039	$14,107	$15,415
Jun 24	$15,484	$14,663	$16,074
Jul 24	$15,638	$14,707	$16,172
Aug 24	$15,626	$14,944	$16,239
Sep 24	$16,385	$15,942	$17,151
Oct 24	$16,130	$15,233	$16,670
Nov 24	$15,852	$14,686	$16,216
Dec 24	$15,807	$14,666	$16,406
Jan 25	$16,096	$14,927	$16,657
Feb 25	$16,316	$15,000	$16,774
Mar 25	$16,431	$15,095	$16,820
Apr 25	$16,213	$15,293	$16,778
May 25	$16,673	$15,946	$17,306
Jun 25	$17,677	$16,904	$18,173
Jul 25	$18,096	$17,234	$18,795
Aug 25	$18,599	$17,455	$19,067
Sep 25	$19,916	$18,703	$20,419
Oct 25	$20,702	$19,485	$21,357
Nov 25	$20,496	$19,019	$21,021
Dec 25	$20,859	$19,588	$21,580
Jan 26	$22,528	$21,322	$23,483
Feb 26	$23,710	$22,494	$24,663
Mar 26	$22,102	$19,556	$22,171
Apr 26	$24,646	$22,433	$25,158
May 26	$26,410	$24,606	$27,584
Jun 26	$26,769	$24,259	$27,547
Jul 26	$24,623	$23,513	$26,257
Aug 26	$25,409	$24,305	$26,803

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
36.61%	9.68%	9.77%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets 100% Hedged to USD Index (Net)...
40.57	10.33	10.36

Key Fund statistics

Table Summary
Net Assets...
$288,980,856
Number of Portfolio Holdings...
269
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
7%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.0%
Forward foreign currency exchange contracts, net cumulative depreciation...
(1.6)
Other Assets Less Liabilities...
1.6
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Information Technology...
41.9%
Financials...
19.5
Consumer Discretionary...
8.0
Industrials...
6.5
Materials...
6.3
Communication Services...
6.1
Energy...
3.4
Health Care...
2.7
Consumer Staples...
2.7
Utilities...
1.9
Real Estate...
1.0
Footnote	Description
Footnote(a)	The underlying fund is iShares MSCI Emerging Markets ETF.
Footnote(b)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through December 31, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Emerging Markets ETF

Annual Shareholder Report — August 31, 2026

HEEM-08/26-AR

iShares MSCI Emerging Markets ETF

EEM | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ETF	$83	0.70%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 37.50%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, benefiting manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector gained amid robust investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and drove memory prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector, amid subdued consumer spending, also weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)
Aug 16	$10,000	$10,000
Sep 16	$10,122	$10,129
Oct 16	$10,142	$10,153
Nov 16	$9,668	$9,685
Dec 16	$9,688	$9,707
Jan 17	$10,213	$10,238
Feb 17	$10,522	$10,551
Mar 17	$10,783	$10,818
Apr 17	$11,015	$11,054
May 17	$11,334	$11,381
Jun 17	$11,442	$11,496
Jul 17	$12,114	$12,181
Aug 17	$12,380	$12,453
Sep 17	$12,322	$12,403
Oct 17	$12,742	$12,838
Nov 17	$12,758	$12,864
Dec 17	$13,216	$13,326
Jan 18	$14,308	$14,436
Feb 18	$13,640	$13,770
Mar 18	$13,368	$13,496
Apr 18	$13,314	$13,455
May 18	$12,837	$12,978
Jun 18	$12,300	$12,439
Jul 18	$12,568	$12,712
Aug 18	$12,220	$12,368
Sep 18	$12,155	$12,303
Oct 18	$11,098	$11,231
Nov 18	$11,548	$11,694
Dec 18	$11,236	$11,384
Jan 19	$12,214	$12,381
Feb 19	$12,231	$12,409
Mar 19	$12,326	$12,513
Apr 19	$12,579	$12,777
May 19	$11,661	$11,849
Jun 19	$12,388	$12,589
Jul 19	$12,232	$12,435
Aug 19	$11,625	$11,829
Sep 19	$11,839	$12,055
Oct 19	$12,333	$12,563
Nov 19	$12,304	$12,546
Dec 19	$13,222	$13,482
Jan 20	$12,596	$12,853
Feb 20	$11,929	$12,175
Mar 20	$10,090	$10,300
Apr 20	$10,946	$11,243
May 20	$11,099	$11,330
Jun 20	$11,898	$12,162
Jul 20	$12,953	$13,249
Aug 20	$13,232	$13,542
Sep 20	$13,015	$13,325
Oct 20	$13,270	$13,599
Nov 20	$14,491	$14,857
Dec 20	$15,544	$15,949
Jan 21	$16,015	$16,439
Feb 21	$16,111	$16,564
Mar 21	$15,868	$16,314
Apr 21	$16,252	$16,720
May 21	$16,438	$16,912
Jun 21	$16,648	$17,137
Jul 21	$15,503	$15,984
Aug 21	$15,840	$16,402
Sep 21	$15,205	$15,751
Oct 21	$15,340	$15,906
Nov 21	$14,695	$15,258
Dec 21	$14,966	$15,544
Jan 22	$14,923	$15,250
Feb 22	$14,177	$14,794
Mar 22	$13,800	$14,460
Apr 22	$13,010	$13,655
May 22	$13,128	$13,716
Jun 22	$12,361	$12,804
Jul 22	$12,299	$12,773
Aug 22	$12,240	$12,826
Sep 22	$10,821	$11,322
Oct 22	$10,533	$10,971
Nov 22	$12,223	$12,598
Dec 22	$11,891	$12,421
Jan 23	$12,905	$13,402
Feb 23	$11,992	$12,533
Mar 23	$12,381	$12,912
Apr 23	$12,280	$12,766
May 23	$12,010	$12,552
Jun 23	$12,499	$13,028
Jul 23	$13,264	$13,839
Aug 23	$12,391	$12,987
Sep 23	$12,043	$12,647
Oct 23	$11,614	$12,156
Nov 23	$12,494	$13,128
Dec 23	$12,948	$13,642
Jan 24	$12,344	$13,008
Feb 24	$12,923	$13,627
Mar 24	$13,234	$13,927
Apr 24	$13,210	$14,027
May 24	$13,418	$14,107
Jun 24	$13,834	$14,663
Jul 24	$13,930	$14,707
Aug 24	$14,069	$14,944
Sep 24	$14,875	$15,942
Oct 24	$14,343	$15,233
Nov 24	$13,989	$14,686
Dec 24	$13,847	$14,666
Jan 25	$14,105	$14,927
Feb 25	$14,203	$15,000
Mar 25	$14,383	$15,095
Apr 25	$14,456	$15,293
May 25	$15,013	$15,946
Jun 25	$16,006	$16,904
Jul 25	$16,218	$17,234
Aug 25	$16,558	$17,455
Sep 25	$17,699	$18,703
Oct 25	$18,367	$19,485
Nov 25	$18,003	$19,019
Dec 25	$18,464	$19,588
Jan 26	$19,951	$21,322
Feb 26	$21,083	$22,494
Mar 26	$18,979	$19,556
Apr 26	$21,417	$22,433
May 26	$23,109	$24,606
Jun 26	$23,218	$24,259
Jul 26	$21,844	$23,513
Aug 26	$22,767	$24,305

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
37.50%	7.52%	8.58%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29

Key Fund statistics

Table Summary
Net Assets...
$31,206,660,852
Number of Portfolio Holdings...
1,192
Net Investment Advisory Fees...
$178,032,005
Portfolio Turnover Rate...
12%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.9%
Financials...
19.5
Consumer Discretionary...
8.0
Industrials...
6.5
Materials...
6.3
Communication Services...
6.1
Energy...
3.4
Health Care...
2.7
Consumer Staples...
2.7
Utilities...
1.9
Real Estate...
1.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
27.6%
South Korea...
20.7
China...
20.4
India...
11.4
Brazil...
4.0
South Africa...
3.2
Saudi Arabia...
2.4
Mexico...
1.7
United Arab Emirates...
1.2
Poland...
1.2
OtherFootnote Reference(b)...
6.2
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets ETF

Annual Shareholder Report — August 31, 2026

EEM-08/26-AR

iShares MSCI Australia ETF

EWA | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Australia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Australia ETF	$51	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 14.32%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Australia Index (Net) returned 14.70%.

What contributed to performance?

The materials sector was the largest contributor to the Fund’s return during the reporting period. The diversified metals and mining subsector benefited from the rapid expansion of energy-intensive artificial intelligence (“AI”) data centers and the transition to cleaner power, both of which boosted demand for copper and pushed prices to historic highs. Meanwhile, resilient demand and steady production volumes supported iron ore miners, while geopolitical tensions lifted gold prices, benefiting gold miners. Diversified banks in the financials sector were driven by robust net interest margins (the difference between the interest it earns on loans and the interest paid on deposits), while financial services firms were supported by fee growth and trading income.

What detracted from performance?

Firms in the healthcare sector detracted the most from the Fund’s return during the reporting period as a stronger domestic currency weighed on reported results amid geopolitical and macroeconomic headwinds. Information technology stocks also detracted. Application software firms declined due to investor concerns that AI would disrupt the software-as-a-service business model.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Australia Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,246	$10,123	$10,245
Oct 16	$10,025	$9,978	$10,028
Nov 16	$10,059	$9,747	$10,064
Dec 16	$10,302	$9,996	$10,316
Jan 17	$10,738	$10,350	$10,756
Feb 17	$11,142	$10,515	$11,159
Mar 17	$11,436	$10,782	$11,448
Apr 17	$11,350	$11,013	$11,368
May 17	$10,900	$11,370	$10,921
Jun 17	$11,199	$11,405	$11,234
Jul 17	$11,696	$11,826	$11,733
Aug 17	$11,670	$11,888	$11,708
Sep 17	$11,551	$12,108	$11,586
Oct 17	$11,711	$12,336	$11,751
Nov 17	$11,768	$12,436	$11,812
Dec 17	$12,317	$12,714	$12,372
Jan 18	$12,677	$13,423	$12,738
Feb 18	$12,243	$12,790	$12,295
Mar 18	$11,559	$12,564	$11,611
Apr 18	$11,835	$12,764	$11,895
May 18	$11,999	$12,470	$12,065
Jun 18	$12,138	$12,235	$12,215
Jul 18	$12,403	$12,528	$12,486
Aug 18	$12,187	$12,266	$12,264
Sep 18	$12,019	$12,322	$12,100
Oct 18	$11,106	$11,320	$11,183
Nov 18	$11,171	$11,427	$11,253
Dec 18	$10,800	$10,909	$10,888
Jan 19	$11,574	$11,734	$11,673
Feb 19	$11,967	$11,963	$12,065
Mar 19	$12,029	$12,034	$12,129
Apr 19	$12,169	$12,352	$12,275
May 19	$12,253	$11,689	$12,364
Jun 19	$12,887	$12,393	$13,014
Jul 19	$12,962	$12,243	$13,096
Aug 19	$12,401	$11,865	$12,529
Sep 19	$12,698	$12,170	$12,833
Oct 19	$12,916	$12,595	$13,057
Nov 19	$13,042	$12,706	$13,189
Dec 19	$13,221	$13,256	$13,384
Jan 20	$13,233	$12,900	$13,396
Feb 20	$11,779	$11,880	$11,923
Mar 20	$8,824	$10,160	$8,935
Apr 20	$10,167	$10,930	$10,301
May 20	$10,628	$11,288	$10,771
Jun 20	$11,361	$11,798	$11,517
Jul 20	$11,859	$12,324	$12,033
Aug 20	$12,523	$12,852	$12,707
Sep 20	$11,669	$12,536	$11,842
Oct 20	$11,669	$12,266	$11,845
Nov 20	$13,513	$13,916	$13,727
Dec 20	$14,321	$14,669	$14,553
Jan 21	$14,321	$14,700	$14,559
Feb 21	$14,698	$14,991	$14,943
Mar 21	$14,800	$15,181	$15,049
Apr 21	$15,523	$15,628	$15,791
May 21	$16,020	$16,117	$16,285
Jun 21	$15,764	$16,012	$16,082
Jul 21	$15,589	$15,748	$15,870
Aug 21	$15,740	$16,047	$16,100
Sep 21	$15,079	$15,534	$15,595
Oct 21	$16,001	$15,904	$16,206
Nov 21	$14,831	$15,188	$15,149
Dec 21	$15,623	$15,816	$15,922
Jan 22	$14,322	$15,233	$14,528
Feb 22	$15,122	$14,931	$15,377
Mar 22	$16,585	$14,955	$17,077
Apr 22	$15,458	$14,016	$16,075
May 22	$15,476	$14,117	$15,900
Jun 22	$13,750	$12,902	$13,984
Jul 22	$14,719	$13,344	$14,900
Aug 22	$14,240	$12,915	$14,746
Sep 22	$12,722	$11,624	$13,042
Oct 22	$13,426	$11,972	$13,726
Nov 22	$15,354	$13,385	$15,397
Dec 22	$14,727	$13,285	$15,086
Jan 23	$16,415	$14,362	$16,700
Feb 23	$15,137	$13,859	$15,603
Mar 23	$15,152	$14,197	$15,507
Apr 23	$15,276	$14,444	$15,538
May 23	$14,476	$13,918	$14,797
Jun 23	$15,197	$14,543	$15,549
Jul 23	$15,740	$15,134	$16,170
Aug 23	$14,973	$14,451	$15,471
Sep 23	$14,468	$13,994	$15,029
Oct 23	$13,944	$13,417	$14,255
Nov 23	$15,134	$14,625	$15,662
Dec 23	$16,785	$15,360	$17,317
Jan 24	$16,242	$15,207	$17,046
Feb 24	$16,467	$15,592	$16,949
Mar 24	$16,937	$16,079	$17,455
Apr 24	$16,053	$15,791	$16,799
May 24	$16,959	$16,249	$17,396
Jun 24	$17,131	$16,234	$17,738
Jul 24	$17,547	$16,609	$18,034
Aug 24	$18,137	$17,082	$18,808
Sep 24	$18,990	$17,542	$19,782
Oct 24	$17,789	$16,682	$18,402
Nov 24	$18,498	$16,531	$19,038
Dec 24	$16,923	$16,210	$17,530
Jan 25	$17,563	$16,863	$18,422
Feb 25	$17,135	$17,096	$17,646
Mar 25	$16,701	$17,058	$17,070
Apr 25	$17,552	$17,674	$18,225
May 25	$18,379	$18,483	$18,996
Jun 25	$19,040	$19,111	$19,641
Jul 25	$18,821	$19,056	$19,659
Aug 25	$19,591	$19,717	$20,384
Sep 25	$19,540	$20,427	$20,320
Oct 25	$19,364	$20,840	$20,109
Nov 25	$18,720	$20,835	$19,422
Dec 25	$19,312	$21,459	$20,114
Jan 26	$20,330	$22,743	$21,449
Feb 26	$22,129	$23,885	$23,088
Mar 26	$20,462	$21,308	$20,777
Apr 26	$21,657	$23,364	$22,237
May 26	$21,554	$24,541	$22,465
Jun 26	$21,024	$24,396	$21,829
Jul 26	$21,910	$24,480	$22,826
Aug 26	$22,396	$25,109	$23,380

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
14.32%	7.31%	8.40%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Australia Index (Net)...
14.70	7.75	8.86

Key Fund statistics

Table Summary
Net Assets...
$1,332,791,267
Number of Portfolio Holdings...
45
Net Investment Advisory Fees...
$6,695,056
Portfolio Turnover Rate...
6%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
40.0%
Materials...
26.6
Consumer Discretionary...
6.6
Industrials...
5.2
Health Care...
5.2
Energy...
4.3
Real Estate...
4.1
Consumer Staples...
4.0
Utilities...
1.7
Communication Services...
1.3
Information Technology...
1.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
BHP Group Ltd...
16.3%
Commonwealth Bank of Australia...
13.1
National Australia Bank Ltd...
5.9
Westpac Banking Corp...
5.8
ANZ Group Holdings Ltd...
5.5
Macquarie Group Ltd...
4.5
Wesfarmers Ltd...
4.4
CSL Ltd...
4.0
Rio Tinto Ltd...
3.2
Woodside Energy Group Ltd...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Australia ETF

Annual Shareholder Report — August 31, 2026

EWA-08/26-AR

iShares MSCI Brazil ETF

EWZ | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Brazil ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Brazil ETF	$60	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.05%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Brazil 25/50 Index (Net) returned 28.96%.

What contributed to performance?

Energy stocks were the largest contributors to the Fund’s return during the reporting period. Integrated oil and gas names advanced amid higher production, strong operating execution, and a rebound in crude prices as the escalating conflict in the Middle East heightened supply concerns, while new exploration activity provided an additional catalyst. Meanwhile, an oil and gas exploration and production company was supported by the ramp-up of a recently acquired asset, lower production costs, and higher oil prices. Stocks in the financials sector benefited from elevated interest rates and resilient capital markets activity, which supported earnings across banks and financial-services companies. Materials stocks also contributed, most notably within the metals and mining subsector. One of the world’s largest producers of iron ore and nickel gained on higher production volumes, improved operating efficiency, and stronger copper prices.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Brazil 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,027	$10,129	$10,032
Oct 16	$11,375	$10,153	$11,395
Nov 16	$10,060	$9,685	$10,081
Dec 16	$10,168	$9,707	$10,194
Jan 17	$11,159	$10,238	$11,199
Feb 17	$11,636	$10,551	$11,687
Mar 17	$11,153	$10,818	$11,205
Apr 17	$11,171	$11,054	$11,229
May 17	$10,606	$11,381	$10,664
Jun 17	$10,393	$11,496	$10,457
Jul 17	$11,505	$12,181	$11,584
Aug 17	$12,203	$12,453	$12,296
Sep 17	$12,684	$12,403	$12,786
Oct 17	$12,206	$12,838	$12,312
Nov 17	$11,837	$12,864	$11,944
Dec 17	$12,395	$13,326	$12,543
Jan 18	$14,369	$14,436	$14,494
Feb 18	$13,993	$13,770	$14,130
Mar 18	$13,673	$13,496	$13,813
Apr 18	$13,113	$13,455	$13,256
May 18	$11,022	$12,978	$11,142
Jun 18	$10,141	$12,439	$10,256
Jul 18	$11,295	$12,712	$11,432
Aug 18	$10,022	$12,368	$10,148
Sep 18	$10,695	$12,303	$10,839
Oct 18	$12,594	$11,231	$12,783
Nov 18	$12,362	$11,694	$12,552
Dec 18	$12,174	$11,384	$12,369
Jan 19	$14,369	$12,381	$14,610
Feb 19	$13,705	$12,409	$13,941
Mar 19	$13,149	$12,513	$13,384
Apr 19	$13,063	$12,777	$13,301
May 19	$13,292	$11,849	$13,548
Jun 19	$14,101	$12,589	$14,381
Jul 19	$14,491	$12,435	$14,790
Aug 19	$13,165	$11,829	$13,442
Sep 19	$13,487	$12,055	$13,780
Oct 19	$14,298	$12,563	$14,617
Nov 19	$13,703	$12,546	$14,017
Dec 19	$15,425	$13,482	$15,785
Jan 20	$14,314	$12,853	$14,663
Feb 20	$12,437	$12,175	$12,750
Mar 20	$7,696	$10,300	$7,896
Apr 20	$8,098	$11,243	$8,318
May 20	$8,770	$11,330	$9,019
Jun 20	$9,394	$12,162	$9,662
Jul 20	$10,749	$13,249	$11,058
Aug 20	$9,790	$13,542	$10,083
Sep 20	$9,096	$13,325	$9,377
Oct 20	$8,852	$13,599	$9,129
Nov 20	$10,918	$14,857	$11,263
Dec 20	$12,373	$15,949	$12,769
Jan 21	$11,391	$16,439	$11,761
Feb 21	$10,694	$16,564	$11,050
Mar 21	$11,147	$16,314	$11,526
Apr 21	$11,860	$16,720	$12,264
May 21	$12,976	$16,912	$13,399
Jun 21	$13,746	$17,137	$14,103
Jul 21	$12,647	$15,984	$13,253
Aug 21	$12,370	$16,402	$12,945
Sep 21	$10,902	$15,751	$11,299
Oct 21	$9,901	$15,906	$10,290
Nov 21	$9,824	$15,258	$10,154
Dec 21	$10,194	$15,544	$10,603
Jan 22	$11,493	$15,250	$11,949
Feb 22	$12,070	$14,794	$12,491
Mar 22	$13,794	$14,460	$14,375
Apr 22	$11,960	$13,655	$12,427
May 22	$12,878	$13,716	$13,450
Jun 22	$10,430	$12,804	$10,900
Jul 22	$11,058	$12,773	$11,505
Aug 22	$11,621	$12,826	$12,205
Sep 22	$11,278	$11,322	$11,782
Oct 22	$12,425	$10,971	$12,818
Nov 22	$12,062	$12,598	$12,479
Dec 22	$11,542	$12,421	$12,113
Jan 23	$12,404	$13,402	$12,972
Feb 23	$11,209	$12,533	$11,797
Mar 23	$11,227	$12,912	$11,784
Apr 23	$11,643	$12,766	$12,191
May 23	$11,773	$12,552	$12,261
Jun 23	$13,598	$13,028	$14,189
Jul 23	$14,222	$13,839	$14,870
Aug 23	$12,957	$12,987	$13,642
Sep 23	$12,919	$12,647	$13,671
Oct 23	$12,494	$12,156	$13,169
Nov 23	$14,282	$13,128	$15,038
Dec 23	$15,211	$13,642	$16,116
Jan 24	$14,322	$13,008	$15,164
Feb 24	$14,394	$13,627	$15,217
Mar 24	$14,111	$13,927	$14,947
Apr 24	$13,517	$14,027	$14,327
May 24	$12,861	$14,107	$13,608
Jun 24	$12,286	$14,663	$13,109
Jul 24	$12,519	$14,707	$13,294
Aug 24	$13,405	$14,944	$14,166
Sep 24	$13,250	$15,942	$14,079
Oct 24	$12,496	$15,233	$13,274
Nov 24	$11,479	$14,686	$12,346
Dec 24	$10,659	$14,666	$11,340
Jan 25	$11,938	$14,927	$12,725
Feb 25	$11,338	$15,000	$12,123
Mar 25	$12,150	$15,095	$12,916
Apr 25	$12,712	$15,293	$13,595
May 25	$12,765	$15,946	$13,604
Jun 25	$13,777	$16,904	$14,660
Jul 25	$12,759	$17,234	$13,637
Aug 25	$14,079	$17,455	$15,035
Sep 25	$14,831	$18,703	$15,854
Oct 25	$14,929	$19,485	$15,962
Nov 25	$16,078	$19,019	$17,189
Dec 25	$15,795	$19,588	$16,974
Jan 26	$18,395	$21,322	$19,793
Feb 26	$19,222	$22,494	$20,594
Mar 26	$18,951	$19,556	$20,187
Apr 26	$19,677	$22,433	$20,995
May 26	$17,811	$24,606	$19,065
Jun 26	$17,286	$24,259	$18,518
Jul 26	$18,342	$23,513	$19,673
Aug 26	$18,027	$24,305	$19,389

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.05%	7.82%	6.07%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Brazil 25/50 Index (Net)...
28.96	8.42	6.85

Key Fund statistics

Table Summary
Net Assets...
$8,173,701,763
Number of Portfolio Holdings...
47
Net Investment Advisory Fees...
$43,365,186
Portfolio Turnover Rate...
31%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
36.2%
Energy...
16.1
Materials...
14.4
Utilities...
13.1
Industrials...
9.0
Consumer Staples...
5.5
Consumer Discretionary...
2.8
Communication Services...
1.7
Health Care...
1.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Vale SA...
10.4%
NU Holdings Ltd., Class A...
9.7
Itau Unibanco Holding SA, Preference Shares, NVS...
7.9
Petroleo Brasileiro SA - Petrobras, Preference Shares, NVS...
7.2
Petroleo Brasileiro SA - Petrobras...
6.8
Banco Bradesco SA, Preference Shares, NVS...
3.7
B3 SA - Brasil Bolsa Balcao...
3.4
WEG SA...
3.4
Axia Energia SA...
3.3
Ambev SA...
2.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Brazil ETF

Annual Shareholder Report — August 31, 2026

EWZ-08/26-AR

iShares MSCI Canada ETF

EWC | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Canada ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Canada ETF	$55	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 27.70%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Canada Custom Capped Index (Spliced) returned 27.95%.

What contributed to performance?

Financial stocks were the most significant contributors to the Fund’s return during the reporting period. Diversified banks benefited from strong capital-markets activity, resilient loan activity, and growth in wealth management and other fee-based businesses. Additionally, life and health insurance companies gained amid solid growth in their insurance and wealth management businesses, supported by higher assets under management and continued demand for insurance products. In the materials sector, metals and mining firms were driven by higher gold prices and strong safe-haven demand amid heightened geopolitical and economic uncertainty. Meanwhile, energy companies moved higher amid higher crude oil prices, strong production, and resilient demand.

What detracted from performance?

During the reporting period, there were no notable detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Canada Custom Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,111	$10,123	$10,110
Oct 16	$10,016	$9,978	$10,020
Nov 16	$10,253	$9,747	$10,259
Dec 16	$10,431	$9,996	$10,440
Jan 17	$10,818	$10,350	$10,828
Feb 17	$10,646	$10,515	$10,658
Mar 17	$10,690	$10,782	$10,701
Apr 17	$10,459	$11,013	$10,475
May 17	$10,435	$11,370	$10,450
Jun 17	$10,754	$11,405	$10,769
Jul 17	$11,176	$11,826	$11,194
Aug 17	$11,188	$11,888	$11,208
Sep 17	$11,598	$12,108	$11,620
Oct 17	$11,582	$12,336	$11,609
Nov 17	$11,651	$12,436	$11,677
Dec 17	$12,097	$12,714	$12,126
Jan 18	$12,203	$13,423	$12,238
Feb 18	$11,308	$12,790	$11,341
Mar 18	$11,202	$12,564	$11,235
Apr 18	$11,475	$12,764	$11,509
May 18	$11,698	$12,470	$11,736
Jun 18	$11,722	$12,235	$11,760
Jul 18	$12,001	$12,528	$12,043
Aug 18	$11,816	$12,266	$11,861
Sep 18	$11,795	$12,322	$11,842
Oct 18	$10,880	$11,320	$10,923
Nov 18	$10,921	$11,427	$10,967
Dec 18	$10,014	$10,909	$10,054
Jan 19	$11,295	$11,734	$11,344
Feb 19	$11,613	$11,963	$11,663
Mar 19	$11,529	$12,034	$11,580
Apr 19	$11,880	$12,352	$11,931
May 19	$11,400	$11,689	$11,452
Jun 19	$12,093	$12,393	$12,146
Jul 19	$12,029	$12,243	$12,087
Aug 19	$11,882	$11,865	$11,937
Sep 19	$12,168	$12,170	$12,227
Oct 19	$12,135	$12,595	$12,192
Nov 19	$12,442	$12,706	$12,503
Dec 19	$12,757	$13,256	$12,823
Jan 20	$12,689	$12,900	$12,752
Feb 20	$11,759	$11,880	$11,821
Mar 20	$9,233	$10,160	$9,280
Apr 20	$10,381	$10,930	$10,436
May 20	$10,714	$11,288	$10,771
Jun 20	$11,115	$11,798	$11,176
Jul 20	$11,761	$12,324	$11,822
Aug 20	$12,395	$12,852	$12,462
Sep 20	$11,787	$12,536	$11,852
Oct 20	$11,399	$12,266	$11,465
Nov 20	$13,011	$13,916	$13,091
Dec 20	$13,471	$14,669	$13,555
Jan 21	$13,362	$14,700	$13,436
Feb 21	$14,139	$14,991	$14,213
Mar 21	$14,855	$15,181	$14,938
Apr 21	$15,531	$15,628	$15,620
May 21	$16,517	$16,117	$16,615
Jun 21	$16,364	$16,012	$16,483
Jul 21	$16,369	$15,748	$16,464
Aug 21	$16,413	$16,047	$16,496
Sep 21	$15,965	$15,534	$16,067
Oct 21	$17,198	$15,904	$17,289
Nov 21	$16,395	$15,188	$16,441
Dec 21	$17,074	$15,816	$17,222
Jan 22	$16,967	$15,233	$17,085
Feb 22	$17,000	$14,931	$17,117
Mar 22	$17,872	$14,955	$18,025
Apr 22	$16,493	$14,016	$16,708
May 22	$16,815	$14,117	$16,950
Jun 22	$15,097	$12,902	$15,187
Jul 22	$15,808	$13,344	$15,929
Aug 22	$15,110	$12,915	$15,280
Sep 22	$13,789	$11,624	$13,980
Oct 22	$14,784	$11,972	$14,894
Nov 22	$15,779	$13,385	$15,795
Dec 22	$14,894	$13,285	$15,018
Jan 23	$16,269	$14,362	$16,371
Feb 23	$15,477	$13,859	$15,655
Mar 23	$15,542	$14,197	$15,665
Apr 23	$15,997	$14,444	$16,131
May 23	$15,122	$13,918	$15,249
Jun 23	$16,070	$14,543	$16,243
Jul 23	$16,576	$15,134	$16,769
Aug 23	$15,929	$14,451	$16,067
Sep 23	$15,360	$13,994	$15,586
Oct 23	$14,575	$13,417	$14,709
Nov 23	$16,057	$14,625	$16,238
Dec 23	$17,072	$15,360	$17,337
Jan 24	$16,912	$15,207	$17,201
Feb 24	$17,117	$15,592	$17,315
Mar 24	$17,812	$16,079	$18,025
Apr 24	$17,182	$15,791	$17,411
May 24	$17,803	$16,249	$18,005
Jun 24	$17,442	$16,234	$17,640
Jul 24	$18,296	$16,609	$18,500
Aug 24	$19,023	$17,082	$19,249
Sep 24	$19,498	$17,542	$19,756
Oct 24	$19,083	$16,682	$19,296
Nov 24	$20,316	$16,531	$20,576
Dec 24	$19,164	$16,210	$19,397
Jan 25	$19,618	$16,863	$19,941
Feb 25	$19,660	$17,096	$20,004
Mar 25	$19,361	$17,058	$19,614
Apr 25	$20,245	$17,674	$20,468
May 25	$21,407	$18,483	$21,650
Jun 25	$22,147	$19,111	$22,399
Jul 25	$22,119	$19,056	$22,469
Aug 25	$23,370	$19,717	$23,701
Sep 25	$24,238	$20,427	$24,583
Oct 25	$24,294	$20,840	$24,666
Nov 25	$25,256	$20,835	$25,708
Dec 25	$26,069	$21,459	$26,487
Jan 26	$26,249	$22,743	$26,788
Feb 26	$28,012	$23,885	$28,442
Mar 26	$26,516	$21,308	$26,836
Apr 26	$28,326	$23,364	$28,708
May 26	$28,522	$24,541	$28,994
Jun 26	$28,019	$24,396	$28,454
Jul 26	$28,815	$24,480	$29,259
Aug 26	$29,844	$25,109	$30,326

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
27.70%	12.70%	11.55%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Canada Custom Capped Index (Spliced)...
27.95	12.95	11.73

Key Fund statistics

Table Summary
Net Assets...
$6,848,202,853
Number of Portfolio Holdings...
85
Net Investment Advisory Fees...
$22,169,147
Portfolio Turnover Rate...
3%

The MSCI Canada Custom Capped Index (Spliced) reflects the performance of the MSCI Canada Index (Net) through August 31, 2017 and the MSCI Canada Custom Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
39.2%
Energy...
17.5
Materials...
16.4
Industrials...
8.8
Information Technology...
8.7
Consumer Staples...
3.2
Consumer Discretionary...
2.9
Utilities...
2.5
Communication Services...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Royal Bank of Canada...
9.0%
Toronto-Dominion Bank (The)...
6.4
Shopify, Inc., Class A...
5.7
Bank of Montreal...
3.7
Bank of Nova Scotia (The)...
3.6
Enbridge, Inc...
3.5
Canadian Natural Resources Ltd...
3.3
Canadian Imperial Bank of Commerce...
3.3
Agnico Eagle Mines Ltd...
3.3
Canadian Pacific Kansas City Ltd...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Canada ETF

Annual Shareholder Report — August 31, 2026

EWC-08/26-AR

iShares MSCI Chile ETF

ECH | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Chile ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Chile ETF	$60	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.65%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Chile IMI 25/50 Index (Net) returned 26.39%.

What contributed to performance?

Financial stocks contributed the most to the Fund’s performance during the reporting period. Diversified banks benefited from solid profitability, improving loan growth, and resilient net interest margins, which reflect the difference between interest earned on loans and interest paid on deposits. Additionally, a multi-sector holding company gained amid a broad improvement in its financial and healthcare businesses, as well as decreased regulatory pressure and clarity following structural health and pension system reforms in Chile. In the materials sector, a global mining and specialty chemicals producer benefited as a recovery in lithium prices sparked record lithium sales volumes.

What detracted from performance?

The consumer staples sector detracted from the Fund's return during the reporting period. Weaker consumer spending, unfavorable currency movements, and the implementation of a multi-year transformation plan negatively impacted a large multinational retail conglomerate.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Chile IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,997	$10,129	$10,003
Oct 16	$10,783	$10,153	$10,793
Nov 16	$10,250	$9,685	$10,265
Dec 16	$10,189	$9,707	$10,195
Jan 17	$10,646	$10,238	$10,654
Feb 17	$11,027	$10,551	$11,037
Mar 17	$11,816	$10,818	$11,829
Apr 17	$11,707	$11,054	$11,725
May 17	$11,726	$11,381	$11,728
Jun 17	$11,551	$11,496	$11,553
Jul 17	$12,596	$12,181	$12,603
Aug 17	$13,265	$12,453	$13,278
Sep 17	$13,442	$12,403	$13,461
Oct 17	$14,125	$12,838	$14,149
Nov 17	$12,422	$12,864	$12,447
Dec 17	$14,529	$13,326	$14,568
Jan 18	$15,517	$14,436	$15,558
Feb 18	$14,977	$13,770	$15,022
Mar 18	$14,615	$13,496	$14,661
Apr 18	$14,933	$13,455	$14,901
May 18	$13,776	$12,978	$13,719
Jun 18	$13,018	$12,439	$12,968
Jul 18	$13,517	$12,712	$13,474
Aug 18	$12,332	$12,368	$12,296
Sep 18	$12,778	$12,303	$12,745
Oct 18	$11,714	$11,231	$11,688
Nov 18	$12,149	$11,694	$12,128
Dec 18	$11,748	$11,384	$11,734
Jan 19	$13,161	$12,381	$13,154
Feb 19	$12,808	$12,409	$12,804
Mar 19	$12,237	$12,513	$12,242
Apr 19	$12,062	$12,777	$12,065
May 19	$11,022	$11,849	$11,014
Jun 19	$11,743	$12,589	$11,716
Jul 19	$11,118	$12,435	$11,120
Aug 19	$10,332	$11,829	$10,341
Sep 19	$10,773	$12,055	$10,782
Oct 19	$9,892	$12,563	$9,905
Nov 19	$8,653	$12,546	$8,673
Dec 19	$9,622	$13,482	$9,633
Jan 20	$8,808	$12,853	$8,819
Feb 20	$7,734	$12,175	$7,748
Mar 20	$6,277	$10,300	$6,295
Apr 20	$7,327	$11,243	$7,345
May 20	$6,961	$11,330	$6,970
Jun 20	$7,409	$12,162	$7,424
Jul 20	$8,162	$13,249	$8,182
Aug 20	$7,468	$13,542	$7,486
Sep 20	$7,085	$13,325	$7,104
Oct 20	$7,008	$13,599	$7,031
Nov 20	$7,971	$14,857	$8,001
Dec 20	$8,918	$15,949	$8,955
Jan 21	$8,891	$16,439	$8,932
Feb 21	$9,474	$16,564	$9,522
Mar 21	$10,160	$16,314	$10,219
Apr 21	$9,326	$16,720	$9,370
May 21	$8,663	$16,912	$8,695
Jun 21	$8,697	$17,137	$8,813
Jul 21	$8,276	$15,984	$8,319
Aug 21	$8,580	$16,402	$8,618
Sep 21	$7,897	$15,751	$7,936
Oct 21	$7,358	$15,906	$7,416
Nov 21	$7,783	$15,258	$7,787
Dec 21	$7,193	$15,544	$7,238
Jan 22	$8,078	$15,250	$8,148
Feb 22	$8,105	$14,794	$8,208
Mar 22	$9,070	$14,460	$9,136
Apr 22	$7,947	$13,655	$7,979
May 22	$9,441	$13,716	$9,468
Jun 22	$7,803	$12,804	$7,655
Jul 22	$8,556	$12,773	$8,564
Aug 22	$8,917	$12,826	$8,949
Sep 22	$7,816	$11,322	$7,886
Oct 22	$8,134	$10,971	$8,121
Nov 22	$8,677	$12,598	$8,587
Dec 22	$8,921	$12,421	$8,855
Jan 23	$9,703	$13,402	$9,637
Feb 23	$9,393	$12,533	$9,322
Mar 23	$9,542	$12,912	$9,559
Apr 23	$9,435	$12,766	$9,465
May 23	$9,406	$12,552	$9,315
Jun 23	$10,115	$13,028	$10,060
Jul 23	$10,638	$13,839	$10,581
Aug 23	$9,781	$12,987	$9,689
Sep 23	$9,109	$12,647	$9,027
Oct 23	$8,392	$12,156	$8,327
Nov 23	$9,186	$13,128	$9,196
Dec 23	$9,745	$13,642	$9,791
Jan 24	$8,849	$13,008	$8,812
Feb 24	$9,152	$13,627	$9,118
Mar 24	$9,251	$13,927	$9,216
Apr 24	$9,268	$14,027	$9,276
May 24	$9,774	$14,107	$9,725
Jun 24	$9,199	$14,663	$9,131
Jul 24	$9,220	$14,707	$9,156
Aug 24	$9,514	$14,944	$9,450
Sep 24	$9,725	$15,942	$9,706
Oct 24	$9,134	$15,233	$9,130
Nov 24	$9,031	$14,686	$8,999
Dec 24	$9,002	$14,666	$8,987
Jan 25	$9,775	$14,927	$9,762
Feb 25	$10,177	$15,000	$10,190
Mar 25	$10,671	$15,095	$10,629
Apr 25	$11,209	$15,293	$11,074
May 25	$11,127	$15,946	$11,101
Jun 25	$11,511	$16,904	$11,451
Jul 25	$10,915	$17,234	$10,807
Aug 25	$11,927	$17,455	$11,942
Sep 25	$11,965	$18,703	$11,936
Oct 25	$12,849	$19,485	$12,822
Nov 25	$13,863	$19,019	$13,867
Dec 25	$14,835	$19,588	$14,824
Jan 26	$16,671	$21,322	$16,878
Feb 26	$15,857	$22,494	$15,831
Mar 26	$14,483	$19,556	$14,355
Apr 26	$15,214	$22,433	$15,151
May 26	$15,359	$24,606	$15,339
Jun 26	$14,816	$24,259	$14,798
Jul 26	$14,730	$23,513	$14,742
Aug 26	$15,106	$24,305	$15,093

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.65%	11.98%	4.21%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Chile IMI 25/50 Index (Net)...
26.39	11.86	4.20

Key Fund statistics

Table Summary
Net Assets...
$1,043,420,643
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$5,378,514
Portfolio Turnover Rate...
48%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
24.7%
Materials...
18.5
Consumer Staples...
12.9
Utilities...
12.6
Industrials...
11.2
Consumer Discretionary...
11.0
Real Estate...
7.3
Communication Services...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares...
14.7%
Banco de Chile...
11.8
Latam Airlines Group SA...
10.7
Falabella SA...
4.9
Banco Santander Chile...
4.5
Empresas Copec SA...
4.3
Parque Arauco SA...
4.2
Banco de Credito e Inversiones SA...
4.2
Cencosud SA...
4.0
Enel Chile SA...
4.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Chile ETF

Annual Shareholder Report — August 31, 2026

ECH-08/26-AR

iShares MSCI Israel ETF

EIS | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Israel ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Israel ETF	$61	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 31.62%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Israel Capped Investable Market Index (Net) returned 31.86%.

What contributed to performance?

Israeli stocks gained during the reporting period, with the financials sector contributing the most to the Fund’s return. Diversified banks gained due to strong loan growth and relatively high interest rates, which supported net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Multi-line insurance companies benefited from improved underwriting results and resilient capital markets, while elevated geopolitical risks supported pricing in select insurance lines. A large manufacturer of generic medicines contributed as it successfully transitioned to developing and marketing branded specialty medicines. In the utilities sector, renewable energy companies advanced amid continued capacity expansion and growing demand for renewable power and energy storage.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Israel Capped Investable Market Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,789	$10,123	$9,790
Oct 16	$9,411	$9,978	$9,414
Nov 16	$9,461	$9,747	$9,433
Dec 16	$9,509	$9,996	$9,483
Jan 17	$9,840	$10,350	$9,817
Feb 17	$10,313	$10,515	$10,290
Mar 17	$10,473	$10,782	$10,449
Apr 17	$10,620	$11,013	$10,599
May 17	$10,753	$11,370	$10,738
Jun 17	$11,186	$11,405	$11,174
Jul 17	$10,994	$11,826	$10,989
Aug 17	$9,923	$11,888	$9,921
Sep 17	$10,292	$12,108	$10,292
Oct 17	$10,201	$12,336	$10,207
Nov 17	$10,238	$12,436	$10,250
Dec 17	$10,753	$12,714	$10,767
Jan 18	$11,206	$13,423	$11,227
Feb 18	$10,786	$12,790	$10,810
Mar 18	$10,302	$12,564	$10,326
Apr 18	$10,268	$12,764	$10,297
May 18	$10,872	$12,470	$10,909
Jun 18	$10,895	$12,235	$10,937
Jul 18	$11,248	$12,528	$11,296
Aug 18	$11,899	$12,266	$11,956
Sep 18	$11,784	$12,322	$11,846
Oct 18	$11,014	$11,320	$11,079
Nov 18	$11,399	$11,427	$11,471
Dec 18	$10,217	$10,909	$10,261
Jan 19	$11,311	$11,734	$11,396
Feb 19	$11,465	$11,963	$11,561
Mar 19	$11,360	$12,034	$11,454
Apr 19	$11,827	$12,352	$11,931
May 19	$11,031	$11,689	$11,134
Jun 19	$11,491	$12,393	$11,605
Jul 19	$11,772	$12,243	$11,895
Aug 19	$11,250	$11,865	$11,376
Sep 19	$11,536	$12,170	$11,671
Oct 19	$11,831	$12,595	$11,980
Nov 19	$12,448	$12,706	$12,610
Dec 19	$12,353	$13,256	$12,517
Jan 20	$12,710	$12,900	$12,885
Feb 20	$11,912	$11,880	$12,082
Mar 20	$9,759	$10,160	$9,895
Apr 20	$10,851	$10,930	$11,003
May 20	$11,362	$11,288	$11,526
Jun 20	$11,086	$11,798	$11,250
Jul 20	$11,827	$12,324	$12,007
Aug 20	$12,210	$12,852	$12,403
Sep 20	$11,278	$12,536	$11,458
Oct 20	$11,379	$12,266	$11,568
Nov 20	$12,729	$13,916	$12,946
Dec 20	$13,771	$14,669	$14,011
Jan 21	$13,879	$14,700	$14,125
Feb 21	$13,920	$14,991	$14,168
Mar 21	$13,857	$15,181	$14,111
Apr 21	$14,745	$15,628	$15,029
May 21	$14,786	$16,117	$15,082
Jun 21	$15,016	$16,012	$15,304
Jul 21	$15,313	$15,748	$15,676
Aug 21	$15,579	$16,047	$15,924
Sep 21	$15,445	$15,534	$15,802
Oct 21	$16,366	$15,904	$16,727
Nov 21	$16,193	$15,188	$16,596
Dec 21	$16,970	$15,816	$17,396
Jan 22	$16,134	$15,233	$16,402
Feb 22	$16,127	$14,931	$16,508
Mar 22	$16,188	$14,955	$16,651
Apr 22	$15,084	$14,016	$15,529
May 22	$14,170	$14,117	$14,496
Jun 22	$12,994	$12,902	$13,245
Jul 22	$14,083	$13,344	$14,236
Aug 22	$14,584	$12,915	$15,053
Sep 22	$12,582	$11,624	$12,998
Oct 22	$13,369	$11,972	$13,795
Nov 22	$13,502	$13,385	$13,601
Dec 22	$12,390	$13,285	$12,722
Jan 23	$12,952	$14,362	$13,260
Feb 23	$11,955	$13,859	$12,298
Mar 23	$12,091	$14,197	$12,366
Apr 23	$11,917	$14,444	$12,165
May 23	$11,592	$13,918	$11,888
Jun 23	$11,923	$14,543	$12,203
Jul 23	$12,782	$15,134	$13,177
Aug 23	$12,289	$14,451	$12,654
Sep 23	$12,148	$13,994	$12,474
Oct 23	$10,395	$13,417	$10,668
Nov 23	$12,130	$14,625	$12,488
Dec 23	$13,049	$15,360	$13,476
Jan 24	$13,165	$15,207	$13,580
Feb 24	$14,279	$15,592	$14,675
Mar 24	$14,305	$16,079	$14,751
Apr 24	$13,311	$15,791	$13,757
May 24	$13,893	$16,249	$14,252
Jun 24	$13,750	$16,234	$14,133
Jul 24	$14,065	$16,609	$14,548
Aug 24	$15,191	$17,082	$15,662
Sep 24	$15,240	$17,542	$15,723
Oct 24	$15,436	$16,682	$15,958
Nov 24	$16,700	$16,531	$17,222
Dec 24	$17,459	$16,210	$18,063
Jan 25	$18,257	$16,863	$18,926
Feb 25	$18,016	$17,096	$18,725
Mar 25	$16,965	$17,058	$17,493
Apr 25	$17,852	$17,674	$18,506
May 25	$19,347	$18,483	$20,073
Jun 25	$21,588	$19,111	$22,440
Jul 25	$21,024	$19,056	$21,957
Aug 25	$21,740	$19,717	$22,638
Sep 25	$22,899	$20,427	$23,901
Oct 25	$23,426	$20,840	$24,466
Nov 25	$23,736	$20,835	$24,702
Dec 25	$25,419	$21,459	$26,509
Jan 26	$27,531	$22,743	$28,927
Feb 26	$27,465	$23,885	$28,612
Mar 26	$26,818	$21,308	$27,717
Apr 26	$29,966	$23,364	$31,243
May 26	$31,946	$24,541	$33,634
Jun 26	$28,061	$24,396	$29,273
Jul 26	$27,851	$24,480	$29,117
Aug 26	$28,615	$25,109	$29,851

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
31.62%	12.93%	11.09%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Israel Capped Investable Market Index (Net)...
31.86	13.39	11.56

Key Fund statistics

Table Summary
Net Assets...
$897,290,945
Number of Portfolio Holdings...
124
Net Investment Advisory Fees...
$3,962,543
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
36.1%
Information Technology...
19.0
Health Care...
10.6
Industrials...
9.7
Real Estate...
8.2
Utilities...
6.1
Communication Services...
2.6
Consumer Discretionary...
2.4
Energy...
2.1
Consumer Staples...
1.7
Materials...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Teva Pharmaceutical Industries Ltd., ADR...
10.2%
Bank Leumi Le-Israel BM...
9.1
Bank Hapoalim BM...
8.2
Tower Semiconductor Ltd...
5.6
Elbit Systems Ltd...
4.8
Phoenix Financial Ltd...
3.4
Israel Discount Bank Ltd., Class A...
3.4
Mizrahi Tefahot Bank Ltd...
2.9
Nova Ltd...
2.7
Enlight Renewable Energy Ltd...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Israel ETF

Annual Shareholder Report — August 31, 2026

EIS-08/26-AR

iShares MSCI Japan ETF

EWJ | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Japan ETF	$55	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.09%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Japan Index (Net) returned 27.82%.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Semiconductor equipment companies benefited from strong artificial intelligence (“AI”)-related investment in leading-edge logic and memory, as well as growing demand for advanced packaging and more sophisticated testing as chip complexity increased. In the electronic components segment, companies benefited from sustained demand for AI data-center infrastructure. Financial stocks also contributed. As the Bank of Japan continued to normalize monetary policy with two rate hikes, diversified banks were supported by wider lending margins and higher net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits.) In the industrials sector, trading companies gained amid solid activity across diversified businesses, including resources, infrastructure, industrials, and automotive-related activities.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Japan Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,163	$10,123	$10,160
Oct 16	$10,294	$9,978	$10,294
Nov 16	$10,039	$9,747	$10,046
Dec 16	$10,132	$9,996	$10,143
Jan 17	$10,506	$10,350	$10,521
Feb 17	$10,617	$10,515	$10,638
Mar 17	$10,574	$10,782	$10,599
Apr 17	$10,689	$11,013	$10,710
May 17	$11,005	$11,370	$11,033
Jun 17	$11,119	$11,405	$11,150
Jul 17	$11,340	$11,826	$11,375
Aug 17	$11,331	$11,888	$11,369
Sep 17	$11,553	$12,108	$11,592
Oct 17	$12,081	$12,336	$12,127
Nov 17	$12,438	$12,436	$12,489
Dec 17	$12,519	$12,714	$12,576
Jan 18	$13,088	$13,423	$13,153
Feb 18	$12,885	$12,790	$12,955
Mar 18	$12,523	$12,564	$12,593
Apr 18	$12,699	$12,764	$12,766
May 18	$12,567	$12,470	$12,640
Jun 18	$12,246	$12,235	$12,322
Jul 18	$12,290	$12,528	$12,371
Aug 18	$12,313	$12,266	$12,398
Sep 18	$12,688	$12,322	$12,775
Oct 18	$11,612	$11,320	$11,695
Nov 18	$11,656	$11,427	$11,741
Dec 18	$10,870	$10,909	$10,957
Jan 19	$11,528	$11,734	$11,625
Feb 19	$11,522	$11,963	$11,621
Mar 19	$11,585	$12,034	$11,687
Apr 19	$11,745	$12,352	$11,849
May 19	$11,273	$11,689	$11,380
Jun 19	$11,693	$12,393	$11,806
Jul 19	$11,704	$12,243	$11,822
Aug 19	$11,579	$11,865	$11,702
Sep 19	$12,049	$12,170	$12,175
Oct 19	$12,629	$12,595	$12,766
Nov 19	$12,696	$12,706	$12,838
Dec 19	$12,956	$13,256	$13,105
Jan 20	$12,774	$12,900	$12,927
Feb 20	$11,601	$11,880	$11,745
Mar 20	$10,773	$10,160	$10,905
Apr 20	$11,350	$10,930	$11,493
May 20	$12,020	$11,288	$12,174
Jun 20	$12,011	$11,798	$12,172
Jul 20	$11,816	$12,324	$11,979
Aug 20	$12,710	$12,852	$12,891
Sep 20	$12,824	$12,536	$13,017
Oct 20	$12,620	$12,266	$12,809
Nov 20	$14,194	$13,916	$14,409
Dec 20	$14,774	$14,669	$15,004
Jan 21	$14,620	$14,700	$14,853
Feb 21	$14,838	$14,991	$15,078
Mar 21	$14,996	$15,181	$15,238
Apr 21	$14,765	$15,628	$15,006
May 21	$15,046	$16,117	$15,345
Jun 21	$14,918	$16,012	$15,196
Jul 21	$14,823	$15,748	$15,003
Aug 21	$15,152	$16,047	$15,464
Sep 21	$15,519	$15,534	$15,889
Oct 21	$15,108	$15,904	$15,355
Nov 21	$14,668	$15,188	$14,976
Dec 21	$15,005	$15,816	$15,260
Jan 22	$14,364	$15,233	$14,486
Feb 22	$14,088	$14,931	$14,324
Mar 22	$13,785	$14,955	$14,252
Apr 22	$12,663	$14,016	$12,997
May 22	$12,915	$14,117	$13,210
Jun 22	$11,933	$12,902	$12,167
Jul 22	$12,666	$13,344	$12,861
Aug 22	$12,150	$12,915	$12,532
Sep 22	$11,006	$11,624	$11,234
Oct 22	$11,291	$11,972	$11,567
Nov 22	$12,682	$13,385	$12,686
Dec 22	$12,399	$13,285	$12,720
Jan 23	$13,256	$14,362	$13,510
Feb 23	$12,675	$13,859	$12,992
Mar 23	$13,276	$14,197	$13,507
Apr 23	$13,270	$14,444	$13,556
May 23	$13,463	$13,918	$13,808
Jun 23	$14,126	$14,543	$14,374
Jul 23	$14,443	$15,134	$14,808
Aug 23	$14,055	$14,451	$14,449
Sep 23	$13,748	$13,994	$14,146
Oct 23	$13,325	$13,417	$13,509
Nov 23	$14,277	$14,625	$14,664
Dec 23	$14,851	$15,360	$15,304
Jan 24	$15,312	$15,207	$16,011
Feb 24	$16,038	$15,592	$16,491
Mar 24	$16,504	$16,079	$16,910
Apr 24	$15,594	$15,791	$16,164
May 24	$15,952	$16,249	$16,380
Jun 24	$15,867	$16,234	$16,264
Jul 24	$16,617	$16,609	$17,207
Aug 24	$16,855	$17,082	$17,294
Sep 24	$16,757	$17,542	$17,194
Oct 24	$15,800	$16,682	$16,525
Nov 24	$16,220	$16,531	$16,633
Dec 24	$15,861	$16,210	$16,576
Jan 25	$16,200	$16,863	$16,835
Feb 25	$16,264	$17,096	$16,607
Mar 25	$16,248	$17,058	$16,631
Apr 25	$16,947	$17,674	$17,501
May 25	$17,569	$18,483	$18,210
Jun 25	$17,936	$19,111	$18,521
Jul 25	$17,447	$19,056	$18,261
Aug 25	$18,647	$19,717	$19,531
Sep 25	$19,301	$20,427	$20,007
Oct 25	$19,973	$20,840	$20,686
Nov 25	$19,869	$20,835	$20,543
Dec 25	$19,973	$21,459	$20,653
Jan 26	$21,202	$22,743	$22,015
Feb 26	$22,926	$23,885	$23,905
Mar 26	$20,917	$21,308	$20,936
Apr 26	$22,176	$23,364	$22,852
May 26	$23,093	$24,541	$23,989
Jun 26	$23,298	$24,396	$23,912
Jul 26	$22,987	$24,480	$24,157
Aug 26	$23,884	$25,109	$24,966

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.09%	9.53%	9.10%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Japan Index (Net)...
27.82	10.05	9.58

Key Fund statistics

Table Summary
Net Assets...
$22,686,570,848
Number of Portfolio Holdings...
170
Net Investment Advisory Fees...
$89,542,477
Portfolio Turnover Rate...
7%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
24.4%
Financials...
19.0
Information Technology...
18.2
Consumer Discretionary...
15.1
Communication Services...
6.7
Health Care...
5.4
Materials...
3.8
Consumer Staples...
3.7
Real Estate...
1.8
Utilities...
1.0
Energy...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Mitsubishi UFJ Financial Group, Inc...
4.6%
Toyota Motor Corp...
3.5
Sumitomo Mitsui Financial Group, Inc...
3.0
Tokyo Electron Ltd...
3.0
Advantest Corp...
2.9
Hitachi Ltd...
2.9
Recruit Holdings Co. Ltd...
2.9
Sony Group Corp...
2.7
Mizuho Financial Group, Inc...
2.3
SoftBank Group Corp...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Japan ETF

Annual Shareholder Report — August 31, 2026

EWJ-08/26-AR

iShares MSCI Mexico ETF

EWW | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Mexico ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Mexico ETF	$55	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 28.18%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Mexico IMI 25/50 Index (Net) returned 28.37%.

What contributed to performance?

Stocks in the materials sector were the largest contributors to the Fund’s return during the reporting period. In the metals and mining subsector, one of the world’s largest copper producers benefited from sharply higher copper prices, reflecting strong demand for copper used in power infrastructure, electric vehicles, renewable energy, and data centers. In the precious metals and mining segment, one of Mexico’s largest mining corporations gained amid soaring commodity prices and favorable domestic policies that supported miners. Among consumer staples stocks, companies in the beverages subsector gained amid resilient consumer demand and expansion efforts. In the financial sector, consumer loan expansion and widening net interest margins (the difference between the interest banks earn on loans and the interest paid on deposits) supported growth for consumer-focused banks.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Mexico IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,628	$10,129	$9,632
Oct 16	$10,131	$10,153	$10,138
Nov 16	$8,780	$9,685	$8,785
Dec 16	$8,810	$9,707	$8,817
Jan 17	$8,961	$10,238	$8,973
Feb 17	$9,224	$10,551	$9,237
Mar 17	$10,143	$10,818	$10,160
Apr 17	$10,228	$11,054	$10,250
May 17	$10,252	$11,381	$10,275
Jun 17	$10,894	$11,496	$10,921
Jul 17	$11,298	$12,181	$11,319
Aug 17	$11,403	$12,453	$11,426
Sep 17	$11,011	$12,403	$11,037
Oct 17	$10,134	$12,838	$10,162
Nov 17	$10,150	$12,864	$10,177
Dec 17	$10,065	$13,326	$10,094
Jan 18	$10,825	$14,436	$10,862
Feb 18	$10,165	$13,770	$10,203
Mar 18	$10,256	$13,496	$10,267
Apr 18	$10,449	$13,455	$10,493
May 18	$9,057	$12,978	$9,096
Jun 18	$9,808	$12,439	$9,852
Jul 18	$10,677	$12,712	$10,728
Aug 18	$10,375	$12,368	$10,427
Sep 18	$10,556	$12,303	$10,613
Oct 18	$8,684	$11,231	$8,734
Nov 18	$8,303	$11,694	$8,352
Dec 18	$8,562	$11,384	$8,616
Jan 19	$9,399	$12,381	$9,463
Feb 19	$9,063	$12,409	$9,128
Mar 19	$9,075	$12,513	$9,142
Apr 19	$9,561	$12,777	$9,637
May 19	$8,899	$11,849	$8,967
Jun 19	$9,191	$12,589	$9,263
Jul 19	$8,862	$12,435	$8,932
Aug 19	$8,794	$11,829	$8,869
Sep 19	$9,046	$12,055	$9,127
Oct 19	$9,430	$12,563	$9,517
Nov 19	$9,237	$12,546	$9,323
Dec 19	$9,651	$13,482	$9,745
Jan 20	$9,794	$12,853	$9,894
Feb 20	$8,818	$12,175	$8,911
Mar 20	$6,121	$10,300	$6,184
Apr 20	$6,380	$11,243	$6,449
May 20	$6,838	$11,330	$6,914
Jun 20	$6,817	$12,162	$6,898
Jul 20	$7,025	$13,249	$7,109
Aug 20	$7,092	$13,542	$7,181
Sep 20	$7,182	$13,325	$7,275
Oct 20	$7,307	$13,599	$7,406
Nov 20	$8,764	$14,857	$8,884
Dec 20	$9,322	$15,949	$9,456
Jan 21	$8,865	$16,439	$8,995
Feb 21	$8,874	$16,564	$9,008
Mar 21	$9,539	$16,314	$9,688
Apr 21	$9,905	$16,720	$10,061
May 21	$10,465	$16,912	$10,613
Jun 21	$10,515	$17,137	$10,700
Jul 21	$10,738	$15,984	$10,942
Aug 21	$11,227	$16,402	$11,443
Sep 21	$10,593	$15,751	$10,830
Oct 21	$10,583	$15,906	$10,797
Nov 21	$9,941	$15,258	$10,097
Dec 21	$11,266	$15,544	$11,480
Jan 22	$10,772	$15,250	$10,965
Feb 22	$11,187	$14,794	$11,430
Mar 22	$12,214	$14,460	$12,423
Apr 22	$10,989	$13,655	$11,209
May 22	$11,596	$13,716	$11,812
Jun 22	$10,487	$12,804	$10,669
Jul 22	$10,544	$12,773	$10,778
Aug 22	$9,994	$12,826	$10,224
Sep 22	$9,989	$11,322	$10,223
Oct 22	$11,399	$10,971	$11,631
Nov 22	$12,158	$12,598	$12,383
Dec 22	$11,392	$12,421	$11,656
Jan 23	$13,285	$13,402	$13,621
Feb 23	$13,284	$12,533	$13,582
Mar 23	$13,701	$12,912	$14,008
Apr 23	$14,001	$12,766	$14,301
May 23	$13,740	$12,552	$14,030
Jun 23	$14,423	$13,028	$14,762
Jul 23	$15,069	$13,839	$15,497
Aug 23	$14,284	$12,987	$14,849
Sep 23	$13,501	$12,647	$13,900
Oct 23	$12,720	$12,156	$13,048
Nov 23	$14,667	$13,128	$15,069
Dec 23	$15,999	$13,642	$16,492
Jan 24	$15,701	$13,008	$16,182
Feb 24	$15,388	$13,627	$15,811
Mar 24	$16,250	$13,927	$16,669
Apr 24	$15,430	$14,027	$15,976
May 24	$15,254	$14,107	$15,633
Jun 24	$13,449	$14,663	$13,864
Jul 24	$13,392	$14,707	$13,803
Aug 24	$12,582	$14,944	$13,007
Sep 24	$12,740	$15,942	$13,202
Oct 24	$12,308	$15,233	$12,688
Nov 24	$11,954	$14,686	$12,280
Dec 24	$11,478	$14,666	$11,889
Jan 25	$11,975	$14,927	$12,423
Feb 25	$12,332	$15,000	$12,764
Mar 25	$12,469	$15,095	$12,901
Apr 25	$13,967	$15,293	$14,477
May 25	$14,732	$15,946	$15,240
Jun 25	$15,111	$16,904	$15,542
Jul 25	$15,006	$17,234	$15,573
Aug 25	$15,459	$17,455	$16,036
Sep 25	$16,985	$18,703	$17,590
Oct 25	$16,606	$19,485	$17,247
Nov 25	$17,070	$19,019	$17,716
Dec 25	$17,624	$19,588	$18,320
Jan 26	$19,102	$21,322	$19,985
Feb 26	$20,579	$22,494	$21,402
Mar 26	$19,102	$19,556	$19,726
Apr 26	$19,448	$22,433	$20,171
May 26	$19,980	$24,606	$20,777
Jun 26	$19,417	$24,259	$20,213
Jul 26	$19,825	$23,513	$20,593
Aug 26	$19,816	$24,305	$20,585

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
28.18%	12.03%	7.08%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Mexico IMI 25/50 Index (Net)...
28.37	12.46	7.49

Key Fund statistics

Table Summary
Net Assets...
$1,819,551,025
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$9,926,038
Portfolio Turnover Rate...
9%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
28.0%
Consumer Staples...
24.8
Financials...
18.3
Industrials...
11.0
Communication Services...
8.8
Real Estate...
7.9
Consumer Discretionary...
0.8
Health Care...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Grupo Mexico SAB de CV, Series B...
16.7%
Grupo Financiero Banorte SAB de CV, Class O...
11.1
Fomento Economico Mexicano SAB de CV...
8.3
America Movil SAB de CV, Series B...
7.3
Cemex SAB de CV, CPO, NVS...
4.4
Wal-Mart de Mexico SAB de CV...
4.4
Industrias Penoles SAB de CV...
4.3
Grupo Aeroportuario del Pacifico SAB de CV, Class B...
3.3
Arca Continental SAB de CV...
2.7
Fibra Uno Administracion SA de CV...
2.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Mexico ETF

Annual Shareholder Report — August 31, 2026

EWW-08/26-AR

iShares MSCI South Africa ETF

EZA | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI South Africa ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Africa ETF	$62	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 32.90%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI South Africa 25/50 Index (Spliced) returned 33.64%.

What contributed to performance?

The materials sector was the most meaningful contributor to the Fund’s return during the reporting period. South Africa is home to significant gold and platinum-group-metals resources, making metals and mining an important part of the country's economy and equity market. Gold miners benefited as prices rose on strong central-bank demand and geopolitical uncertainty, while constrained supply and strong investment demand supported platinum miners. A diversified energy and chemicals company that converts coal and natural gas into liquid fuels and chemical products advanced on higher crude oil prices, stronger fuel sales volumes, and improved refining margins. In the financials sector, diversified banks and financial services companies benefited from solid profitability, loan growth, higher fee and trading income, and improving credit quality. Insurers gained amid strong premium and new business growth, resilient investment markets, and improved underwriting performance.

What detracted from performance?

The consumer discretionary sector detracted from the Fund’s return during the reporting period. A global consumer internet group and technology investor was pressured by a decline in the value of one of its primary holdings. A stronger local exchange rate further weighed on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI South Africa 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,570	$10,129	$10,577
Oct 16	$10,462	$10,153	$10,470
Nov 16	$9,623	$9,685	$9,630
Dec 16	$10,136	$9,707	$10,149
Jan 17	$10,416	$10,238	$10,434
Feb 17	$10,600	$10,551	$10,621
Mar 17	$10,567	$10,818	$10,591
Apr 17	$11,138	$11,054	$11,168
May 17	$11,354	$11,381	$11,394
Jun 17	$10,935	$11,496	$10,965
Jul 17	$11,637	$12,181	$11,711
Aug 17	$12,091	$12,453	$12,168
Sep 17	$11,278	$12,403	$11,352
Oct 17	$11,431	$12,838	$11,512
Nov 17	$12,421	$12,864	$12,515
Dec 17	$13,661	$13,326	$13,785
Jan 18	$14,031	$14,436	$14,167
Feb 18	$14,023	$13,770	$14,165
Mar 18	$13,205	$13,496	$13,339
Apr 18	$13,022	$13,455	$13,159
May 18	$12,071	$12,978	$12,203
Jun 18	$11,391	$12,439	$11,523
Jul 18	$12,064	$12,712	$12,210
Aug 18	$10,857	$12,368	$10,993
Sep 18	$10,653	$12,303	$10,786
Oct 18	$9,599	$11,231	$9,720
Nov 18	$10,386	$11,694	$10,520
Dec 18	$10,302	$11,384	$10,441
Jan 19	$11,550	$12,381	$11,711
Feb 19	$10,899	$12,409	$11,056
Mar 19	$10,602	$12,513	$10,756
Apr 19	$11,388	$12,777	$11,560
May 19	$10,658	$11,849	$10,823
Jun 19	$11,311	$12,589	$11,490
Jul 19	$10,924	$12,435	$11,101
Aug 19	$9,939	$11,829	$10,105
Sep 19	$9,850	$12,055	$10,015
Oct 19	$10,285	$12,563	$10,462
Nov 19	$10,260	$12,546	$10,442
Dec 19	$11,195	$13,482	$11,402
Jan 20	$10,176	$12,853	$10,369
Feb 20	$8,860	$12,175	$9,033
Mar 20	$6,527	$10,300	$6,656
Apr 20	$7,373	$11,243	$7,521
May 20	$7,532	$11,330	$7,688
Jun 20	$8,217	$12,162	$8,387
Jul 20	$8,747	$13,249	$8,932
Aug 20	$8,638	$13,542	$8,825
Sep 20	$8,617	$13,325	$8,806
Oct 20	$8,547	$13,599	$8,740
Nov 20	$9,590	$14,857	$9,811
Dec 20	$10,671	$15,949	$10,922
Jan 21	$10,779	$16,439	$11,039
Feb 21	$11,133	$16,564	$11,407
Mar 21	$11,871	$16,314	$12,164
Apr 21	$11,948	$16,720	$12,246
May 21	$12,824	$16,912	$13,147
Jun 21	$11,956	$17,137	$12,266
Jul 21	$11,819	$15,984	$12,144
Aug 21	$12,048	$16,402	$12,379
Sep 21	$11,474	$15,751	$11,783
Oct 21	$11,411	$15,906	$11,767
Nov 21	$10,986	$15,258	$11,240
Dec 21	$11,464	$15,544	$11,722
Jan 22	$12,335	$15,250	$12,520
Feb 22	$12,838	$14,794	$13,104
Mar 22	$13,668	$14,460	$14,100
Apr 22	$11,907	$13,655	$12,301
May 22	$12,018	$13,716	$12,441
Jun 22	$10,644	$12,804	$10,857
Jul 22	$10,624	$12,773	$10,892
Aug 22	$10,080	$12,826	$10,449
Sep 22	$9,144	$11,322	$9,521
Oct 22	$9,524	$10,971	$9,807
Nov 22	$11,278	$12,598	$11,728
Dec 22	$10,956	$12,421	$11,267
Jan 23	$11,511	$13,402	$11,794
Feb 23	$10,497	$12,533	$10,845
Mar 23	$10,842	$12,912	$11,201
Apr 23	$10,969	$12,766	$11,302
May 23	$9,467	$12,552	$9,722
Jun 23	$10,368	$13,028	$10,653
Jul 23	$11,608	$13,839	$11,997
Aug 23	$10,243	$12,987	$10,521
Sep 23	$9,820	$12,647	$10,157
Oct 23	$9,740	$12,156	$9,973
Nov 23	$10,501	$13,128	$10,740
Dec 23	$11,099	$13,642	$11,437
Jan 24	$10,381	$13,008	$10,782
Feb 24	$9,881	$13,627	$10,176
Mar 24	$10,331	$13,927	$10,654
Apr 24	$10,601	$14,027	$10,954
May 24	$10,664	$14,107	$10,948
Jun 24	$11,641	$14,663	$11,954
Jul 24	$12,168	$14,707	$12,568
Aug 24	$12,530	$14,944	$13,018
Sep 24	$13,411	$15,942	$13,899
Oct 24	$13,188	$15,233	$13,537
Nov 24	$12,579	$14,686	$12,938
Dec 24	$11,808	$14,666	$12,215
Jan 25	$12,395	$14,927	$12,862
Feb 25	$12,417	$15,000	$12,932
Mar 25	$13,484	$15,095	$13,888
Apr 25	$13,890	$15,293	$14,375
May 25	$14,668	$15,946	$15,094
Jun 25	$15,273	$16,904	$15,747
Jul 25	$15,173	$17,234	$15,856
Aug 25	$16,332	$17,455	$16,862
Sep 25	$18,158	$18,703	$18,896
Oct 25	$18,180	$19,485	$18,938
Nov 25	$19,045	$19,019	$19,714
Dec 25	$20,630	$19,588	$21,475
Jan 26	$21,674	$21,322	$23,237
Feb 26	$24,511	$22,494	$25,421
Mar 26	$20,400	$19,556	$20,744
Apr 26	$20,531	$22,433	$21,295
May 26	$20,867	$24,606	$21,786
Jun 26	$19,474	$24,259	$20,269
Jul 26	$19,449	$23,513	$20,232
Aug 26	$21,705	$24,305	$22,534

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
32.90%	12.49%	8.06%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI South Africa 25/50 Index (Spliced)...
33.64	12.73	8.46

Key Fund statistics

Table Summary
Net Assets...
$578,465,169
Number of Portfolio Holdings...
29
Net Investment Advisory Fees...
$3,399,279
Portfolio Turnover Rate...
12%

The MSCI South Africa 25/50 Index (Spliced) reflects the performance of the MSCI South Africa Index (Net) through August 31, 2017 and the MSCI South Africa 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Materials...
41.1%
Financials...
33.1
Consumer Discretionary...
10.1
Consumer Staples...
6.3
Communication Services...
6.1
Real Estate...
1.8
Industrials...
1.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Anglogold Ashanti PLC...
13.8%
Gold Fields Ltd...
10.0
Naspers Ltd., Class N...
8.8
FirstRand Ltd...
7.1
Standard Bank Group Ltd...
6.1
Capitec Ltd...
4.4
MTN Group Ltd...
4.4
Valterra Platinum Ltd...
4.2
Impala Platinum Holdings Ltd...
3.5
Absa Group Ltd...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI South Africa ETF

Annual Shareholder Report — August 31, 2026

EZA-08/26-AR

iShares MSCI South Korea ETF

EWY | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI South Korea ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI South Korea ETF	$93	0.52%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 156.32%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Korea 25/50 Index (Net) returned 158.34%.

What contributed to performance?

South Korea’s information technology sector significantly contributed to the Fund’s return during the reporting period. These stocks were major beneficiaries of the artificial intelligence (“AI”) boom, as surging demand for high-bandwidth memory and other advanced components used in AI infrastructure drove higher export volumes and sharply higher chip prices. Strong demand for semiconductors, tight supply conditions, and improving industry profitability further supported the sector’s performance. The industrials sector also benefited from the AI-driven investment cycle, including companies that provide construction, engineering, and infrastructure services for advanced manufacturing facilities and related projects. In the financials sector, higher lending volumes and a strong equity market supported diversified banks.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Korea 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,146	$10,129	$10,152
Oct 16	$9,749	$10,153	$9,759
Nov 16	$9,452	$9,685	$9,464
Dec 16	$9,494	$9,707	$9,504
Jan 17	$10,168	$10,238	$10,186
Feb 17	$10,519	$10,551	$10,541
Mar 17	$11,017	$10,818	$11,047
Apr 17	$11,056	$11,054	$11,094
May 17	$12,029	$11,381	$12,081
Jun 17	$12,072	$11,496	$12,132
Jul 17	$12,433	$12,181	$12,498
Aug 17	$12,128	$12,453	$12,196
Sep 17	$12,249	$12,403	$12,321
Oct 17	$13,235	$12,838	$13,319
Nov 17	$13,322	$12,864	$13,416
Dec 17	$13,710	$13,326	$13,797
Jan 18	$14,316	$14,436	$14,411
Feb 18	$13,366	$13,770	$13,472
Mar 18	$13,648	$13,496	$13,759
Apr 18	$13,998	$13,455	$14,117
May 18	$13,270	$12,978	$13,390
Jun 18	$12,426	$12,439	$12,542
Jul 18	$12,205	$12,712	$12,323
Aug 18	$12,390	$12,368	$12,515
Sep 18	$12,498	$12,303	$12,625
Oct 18	$10,639	$11,231	$10,749
Nov 18	$11,062	$11,694	$11,181
Dec 18	$10,926	$11,384	$11,037
Jan 19	$11,927	$12,381	$12,048
Feb 19	$11,727	$12,409	$11,858
Mar 19	$11,333	$12,513	$11,458
Apr 19	$11,378	$12,777	$11,507
May 19	$10,316	$11,849	$10,439
Jun 19	$11,146	$12,589	$11,281
Jul 19	$10,429	$12,435	$10,561
Aug 19	$9,902	$11,829	$10,030
Sep 19	$10,527	$12,055	$10,666
Oct 19	$11,004	$12,563	$11,153
Nov 19	$10,824	$12,546	$10,973
Dec 19	$11,831	$13,482	$11,982
Jan 20	$11,063	$12,853	$11,215
Feb 20	$10,203	$12,175	$10,344
Mar 20	$8,991	$10,300	$9,116
Apr 20	$9,828	$11,243	$9,970
May 20	$10,078	$11,330	$10,230
Jun 20	$10,820	$12,162	$10,989
Jul 20	$11,529	$13,249	$11,712
Aug 20	$11,958	$13,542	$12,153
Sep 20	$12,214	$13,325	$12,418
Oct 20	$12,292	$13,599	$12,504
Nov 20	$14,380	$14,857	$14,631
Dec 20	$16,528	$15,949	$16,821
Jan 21	$16,828	$16,439	$17,133
Feb 21	$16,861	$16,564	$17,173
Mar 21	$16,991	$16,314	$17,314
Apr 21	$17,538	$16,720	$17,879
May 21	$17,513	$16,912	$17,872
Jun 21	$17,931	$17,137	$18,297
Jul 21	$16,918	$15,984	$17,246
Aug 21	$16,628	$16,402	$17,023
Sep 21	$15,404	$15,751	$15,900
Oct 21	$15,326	$15,906	$15,630
Nov 21	$14,388	$15,258	$14,725
Dec 21	$15,280	$15,544	$15,638
Jan 22	$14,114	$15,250	$14,129
Feb 22	$14,069	$14,794	$14,279
Mar 22	$13,985	$14,460	$14,404
Apr 22	$13,075	$13,655	$13,559
May 22	$13,443	$13,716	$13,816
Jun 22	$11,291	$12,804	$11,517
Jul 22	$11,831	$12,773	$12,114
Aug 22	$11,408	$12,826	$11,798
Sep 22	$9,302	$11,322	$9,650
Oct 22	$10,091	$10,971	$10,379
Nov 22	$11,830	$12,598	$11,955
Dec 22	$11,200	$12,421	$11,423
Jan 23	$12,536	$13,402	$12,778
Feb 23	$11,586	$12,533	$11,905
Mar 23	$12,150	$12,912	$12,424
Apr 23	$12,031	$12,766	$12,305
May 23	$12,399	$12,552	$12,774
Jun 23	$12,507	$13,028	$12,809
Jul 23	$13,370	$13,839	$13,767
Aug 23	$12,377	$12,987	$12,764
Sep 23	$11,699	$12,647	$12,081
Oct 23	$10,886	$12,156	$11,174
Nov 23	$12,569	$13,128	$12,991
Dec 23	$13,334	$13,642	$13,811
Jan 24	$12,059	$13,008	$12,483
Feb 24	$13,113	$13,627	$13,505
Mar 24	$13,634	$13,927	$14,048
Apr 24	$12,785	$14,027	$13,327
May 24	$12,542	$14,107	$12,908
Jun 24	$13,442	$14,663	$13,972
Jul 24	$13,557	$14,707	$13,872
Aug 24	$13,311	$14,944	$13,740
Sep 24	$13,125	$15,942	$13,624
Oct 24	$12,090	$15,233	$12,635
Nov 24	$11,622	$14,686	$11,944
Dec 24	$10,562	$14,666	$11,066
Jan 25	$11,293	$14,927	$11,799
Feb 25	$11,383	$15,000	$11,729
Mar 25	$11,261	$15,095	$11,542
Apr 25	$11,707	$15,293	$12,135
May 25	$12,620	$15,946	$13,127
Jun 25	$14,884	$16,904	$15,484
Jul 25	$15,254	$17,234	$15,979
Aug 25	$15,045	$17,455	$15,688
Sep 25	$16,597	$18,703	$17,205
Oct 25	$20,126	$19,485	$20,975
Nov 25	$18,745	$19,019	$19,406
Dec 25	$20,866	$19,588	$21,650
Jan 26	$26,354	$21,322	$27,584
Feb 26	$32,091	$22,494	$33,435
Mar 26	$25,559	$19,556	$25,167
Apr 26	$33,607	$22,433	$34,461
May 26	$43,685	$24,606	$45,434
Jun 26	$42,943	$24,259	$43,814
Jul 26	$34,556	$23,513	$37,501
Aug 26	$38,570	$24,305	$40,528

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
156.32%	18.33%	14.45%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Korea 25/50 Index (Net)...
158.34	18.94	15.02

Key Fund statistics

Table Summary
Net Assets...
$27,716,663,779
Number of Portfolio Holdings...
81
Net Investment Advisory Fees...
$78,478,804
Portfolio Turnover Rate...
58%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
51.3%
Industrials...
19.2
Financials...
11.1
Consumer Discretionary...
6.1
Health Care...
3.3
Communication Services...
3.2
Consumer Staples...
2.5
Materials...
1.6
Energy...
1.4
Utilities...
0.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
SK hynix, Inc...
23.7%
Samsung Electronics Co. Ltd...
22.4
SK Square Co. Ltd...
2.9
Samsung Electro-Mechanics Co. Ltd...
2.7
KB Financial Group, Inc...
2.0
Hyundai Motor Co...
1.7
Shinhan Financial Group Co. Ltd...
1.6
Hana Financial Group, Inc...
1.4
Hanwha Aerospace Co. Ltd...
1.3
Samsung SDI Co. Ltd...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI South Korea ETF

Annual Shareholder Report — August 31, 2026

EWY-08/26-AR

iShares MSCI Turkey ETF

TUR | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Turkey ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Turkey ETF	$57	0.53%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 16.58%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Turkey IMI 25/50 Index (Spliced) returned 16.89%.

What contributed to performance?

Stocks in the energy sector were the largest contributor to the Fund’s return during the reporting period amid supply disruptions and rising energy prices. Notably, an oil and gas refining and marketing and transportation firm benefited from high refinery capacity utilization, strong operational efficiency, and domestic market dominance. Industrial stocks also contributed, notably a large defense electronics company specializing in advanced technology for military and civilian applications that was supported by surging defense demand and a large order backlog. In the financials sector, a financial services company gained following its initial public offering, while a savings finance firm benefited from acquisition speculation and an aggressive share buyback plan.

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector detracted from the Fund’s return during the reporting period, amid intense domestic pricing competition, margin pressure from unfavorable currency and inflation dynamics, and weaker demand.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Turkey IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,906	$10,129	$9,906
Oct 16	$9,827	$10,153	$9,829
Nov 16	$8,354	$9,685	$8,354
Dec 16	$8,562	$9,707	$8,561
Jan 17	$8,822	$10,238	$8,824
Feb 17	$9,297	$10,551	$9,299
Mar 17	$9,415	$10,818	$9,417
Apr 17	$10,444	$11,054	$10,451
May 17	$10,774	$11,381	$10,785
Jun 17	$11,180	$11,496	$11,196
Jul 17	$11,901	$12,181	$11,922
Aug 17	$12,423	$12,453	$12,448
Sep 17	$11,239	$12,403	$11,264
Oct 17	$11,231	$12,838	$11,260
Nov 17	$10,319	$12,864	$10,347
Dec 17	$11,768	$13,326	$11,801
Jan 18	$12,359	$14,436	$12,400
Feb 18	$12,092	$13,770	$12,134
Mar 18	$11,304	$13,496	$11,363
Apr 18	$10,092	$13,455	$10,137
May 18	$8,840	$12,978	$8,874
Jun 18	$8,432	$12,439	$8,462
Jul 18	$7,841	$12,712	$7,870
Aug 18	$5,594	$12,368	$5,616
Sep 18	$6,669	$12,303	$6,695
Oct 18	$6,469	$11,231	$6,496
Nov 18	$7,293	$11,694	$7,323
Dec 18	$6,894	$11,384	$6,925
Jan 19	$8,081	$12,381	$8,123
Feb 19	$7,838	$12,409	$7,886
Mar 19	$6,687	$12,513	$6,735
Apr 19	$6,464	$12,777	$6,514
May 19	$6,394	$11,849	$6,441
Jun 19	$6,871	$12,589	$6,925
Jul 19	$7,542	$12,435	$7,605
Aug 19	$6,902	$11,829	$6,960
Sep 19	$7,673	$12,055	$7,741
Oct 19	$7,132	$12,563	$7,193
Nov 19	$7,642	$12,546	$7,712
Dec 19	$7,855	$13,482	$7,929
Jan 20	$8,055	$12,853	$8,132
Feb 20	$6,881	$12,175	$6,947
Mar 20	$5,548	$10,300	$5,601
Apr 20	$5,884	$11,243	$5,942
May 20	$6,296	$11,330	$6,357
Jun 20	$6,846	$12,162	$6,915
Jul 20	$6,420	$13,249	$6,480
Aug 20	$5,834	$13,542	$5,884
Sep 20	$5,837	$13,325	$5,885
Oct 20	$5,163	$13,599	$5,202
Nov 20	$6,464	$14,857	$6,516
Dec 20	$7,797	$15,949	$7,875
Jan 21	$7,897	$16,439	$7,974
Feb 21	$7,823	$16,564	$7,900
Mar 21	$6,670	$16,314	$6,732
Apr 21	$6,799	$16,720	$6,863
May 21	$6,717	$16,912	$6,773
Jun 21	$6,323	$17,137	$6,395
Jul 21	$6,694	$15,984	$6,761
Aug 21	$7,210	$16,402	$7,283
Sep 21	$6,450	$15,751	$6,535
Oct 21	$6,450	$15,906	$6,509
Nov 21	$5,325	$15,258	$5,558
Dec 21	$5,652	$15,544	$5,696
Jan 22	$6,170	$15,250	$6,187
Feb 22	$5,759	$14,794	$5,814
Mar 22	$6,282	$14,460	$6,370
Apr 22	$6,758	$13,655	$6,849
May 22	$6,402	$13,716	$6,515
Jun 22	$5,916	$12,804	$5,986
Jul 22	$5,954	$12,773	$6,014
Aug 22	$7,036	$12,826	$7,139
Sep 22	$6,928	$11,322	$7,030
Oct 22	$8,422	$10,971	$8,543
Nov 22	$10,582	$12,598	$10,704
Dec 22	$11,666	$12,421	$11,805
Jan 23	$10,604	$13,402	$10,706
Feb 23	$11,156	$12,533	$11,309
Mar 23	$10,235	$12,912	$10,342
Apr 23	$9,703	$12,766	$9,820
May 23	$9,596	$12,552	$9,735
Jun 23	$9,090	$13,028	$9,183
Jul 23	$10,951	$13,839	$11,115
Aug 23	$12,110	$12,987	$12,331
Sep 23	$12,596	$12,647	$12,811
Oct 23	$11,007	$12,156	$11,191
Nov 23	$11,435	$13,128	$11,634
Dec 23	$10,598	$13,642	$10,766
Jan 24	$11,708	$13,008	$11,931
Feb 24	$12,307	$13,627	$12,543
Mar 24	$11,747	$13,927	$11,963
Apr 24	$13,186	$14,027	$13,452
May 24	$13,730	$14,107	$14,023
Jun 24	$13,992	$14,663	$14,226
Jul 24	$13,797	$14,707	$14,095
Aug 24	$12,330	$14,944	$12,603
Sep 24	$12,113	$15,942	$12,403
Oct 24	$11,141	$15,233	$11,385
Nov 24	$12,013	$14,686	$12,293
Dec 24	$12,050	$14,666	$12,361
Jan 25	$11,993	$14,927	$12,302
Feb 25	$11,415	$15,000	$11,669
Mar 25	$10,994	$15,095	$11,272
Apr 25	$10,245	$15,293	$10,473
May 25	$9,994	$15,946	$10,236
Jun 25	$10,890	$16,904	$11,185
Jul 25	$11,511	$17,234	$11,849
Aug 25	$11,911	$17,455	$12,246
Sep 25	$11,584	$18,703	$11,901
Oct 25	$11,530	$19,485	$11,876
Nov 25	$11,267	$19,019	$11,586
Dec 25	$11,699	$19,588	$12,044
Jan 26	$14,198	$21,322	$14,600
Feb 26	$13,993	$22,494	$14,380
Mar 26	$13,089	$19,556	$13,443
Apr 26	$14,448	$22,433	$14,867
May 26	$13,190	$24,606	$13,707
Jun 26	$13,400	$24,259	$13,779
Jul 26	$13,131	$23,513	$13,530
Aug 26	$13,886	$24,305	$14,314

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
16.58%	14.01%	3.34%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Turkey IMI 25/50 Index (Spliced)...
16.89	14.47	3.65

Key Fund statistics

Table Summary
Net Assets...
$225,168,996
Number of Portfolio Holdings...
74
Net Investment Advisory Fees...
$1,158,885
Portfolio Turnover Rate...
23%

The MSCI Turkey IMI 25/50 Index (Spliced) reflects the performance of the MSCI Turkey Investable Market Index (Net) through May 28, 2019 and the MSCI Turkey IMI 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
30.3%
Financials...
14.7
Consumer Staples...
12.8
Materials...
11.9
Energy...
9.6
Real Estate...
6.3
Consumer Discretionary...
4.6
Utilities...
3.5
Communication Services...
2.7
Health Care...
2.5
Information Technology...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Aselsan Elektronik Sanayi Ve Ticaret A.S...
11.2%
Turkiye Petrol Rafinerileri A.S...
9.6
BIM Birlesik Magazalar A.S...
8.7
Akbank TAS...
5.6
Turk Hava Yollari AO...
4.3
KOC Holding A.S...
3.6
Eregli Demir ve Celik Fabrikalari TAS...
3.4
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S...
3.1
Yapi ve Kredi Bankasi A.S...
3.0
Turkcell Iletisim Hizmetleri A.S...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio decreased from the prior fiscal year end primarily due an increase in the aggregate of the average daily net assets of the Fund and certain other iShares funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Turkey ETF

Annual Shareholder Report — August 31, 2026

TUR-08/26-AR

iShares MSCI USA Equal Weighted ETF

EUSA | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI USA Equal Weighted ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Equal Weighted ETF	$10	0.09%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.89%.

  For the same period, the MSCI USA Index returned 20.02% and the MSCI USA Equal Weighted Index returned 15.93%.

What contributed to performance?

Information technology stocks were the largest contributor to the Fund’s performance during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies gained due to resilient consumer demand, improving pricing trends, and increased demand for enterprise and hyperscale storage solutions, driven by AI-related data growth. In the healthcare sector, biotechnology stocks benefited from increased merger and acquisition activity, as pharmaceutical firms sought to replenish pipelines ahead of key patent expirations. Pharmaceuticals were further supported by continued innovation across areas including GLP-1 therapies, oncology, and immunology. Energy stocks also gained. Oil, gas and consumable fuels companies benefited from elevated energy prices, including a renewed rise in oil prices amid escalating Middle East tensions and supply concerns.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Equal Weighted Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,020	$10,011	$10,021
Oct 16	$9,765	$9,821	$9,768
Nov 16	$10,265	$10,176	$10,270
Dec 16	$10,363	$10,366	$10,370
Jan 17	$10,617	$10,580	$10,626
Feb 17	$10,957	$10,996	$10,968
Mar 17	$10,942	$11,012	$10,954
Apr 17	$11,034	$11,131	$11,048
May 17	$11,109	$11,283	$11,125
Jun 17	$11,245	$11,353	$11,261
Jul 17	$11,411	$11,585	$11,429
Aug 17	$11,322	$11,623	$11,341
Sep 17	$11,629	$11,860	$11,650
Oct 17	$11,764	$12,131	$11,787
Nov 17	$12,205	$12,501	$12,228
Dec 17	$12,342	$12,636	$12,368
Jan 18	$12,899	$13,361	$12,928
Feb 18	$12,360	$12,871	$12,389
Mar 18	$12,285	$12,557	$12,315
Apr 18	$12,303	$12,607	$12,335
May 18	$12,504	$12,915	$12,538
Jun 18	$12,629	$13,002	$12,665
Jul 18	$13,002	$13,469	$13,041
Aug 18	$13,309	$13,915	$13,351
Sep 18	$13,293	$13,979	$13,334
Oct 18	$12,265	$13,008	$12,304
Nov 18	$12,580	$13,262	$12,624
Dec 18	$11,335	$12,067	$11,372
Jan 19	$12,480	$13,060	$12,522
Feb 19	$12,969	$13,497	$13,016
Mar 19	$13,049	$13,746	$13,099
Apr 19	$13,541	$14,298	$13,594
May 19	$12,619	$13,394	$12,670
Jun 19	$13,563	$14,334	$13,622
Jul 19	$13,710	$14,556	$13,771
Aug 19	$13,278	$14,303	$13,339
Sep 19	$13,662	$14,557	$13,727
Oct 19	$13,841	$14,874	$13,907
Nov 19	$14,363	$15,433	$14,436
Dec 19	$14,717	$15,886	$14,793
Jan 20	$14,547	$15,917	$14,623
Feb 20	$13,284	$14,619	$13,355
Mar 20	$10,822	$12,765	$10,880
Apr 20	$12,323	$14,444	$12,387
May 20	$13,101	$15,195	$13,171
Jun 20	$13,309	$15,542	$13,379
Jul 20	$13,996	$16,464	$14,071
Aug 20	$14,630	$17,700	$14,710
Sep 20	$14,306	$17,040	$14,389
Oct 20	$14,234	$16,597	$14,317
Nov 20	$16,244	$18,517	$16,342
Dec 20	$16,948	$19,281	$17,053
Jan 21	$16,786	$19,102	$16,890
Feb 21	$17,659	$19,601	$17,772
Mar 21	$18,420	$20,338	$18,542
Apr 21	$19,343	$21,445	$19,474
May 21	$19,621	$21,548	$19,757
Jun 21	$19,946	$22,148	$20,089
Jul 21	$20,208	$22,672	$20,355
Aug 21	$20,680	$23,341	$20,833
Sep 21	$19,814	$22,239	$19,960
Oct 21	$20,951	$23,790	$21,108
Nov 21	$20,328	$23,550	$20,482
Dec 21	$21,273	$24,481	$21,435
Jan 22	$20,020	$23,095	$20,174
Feb 22	$19,778	$22,418	$19,932
Mar 22	$20,219	$23,206	$20,378
Apr 22	$18,610	$21,103	$18,756
May 22	$18,622	$21,056	$18,768
Jun 22	$16,892	$19,313	$17,025
Jul 22	$18,394	$21,115	$18,540
Aug 22	$17,800	$20,288	$17,940
Sep 22	$16,091	$18,406	$16,218
Oct 22	$17,519	$19,867	$17,659
Nov 22	$18,618	$20,948	$18,768
Dec 22	$17,650	$19,717	$17,792
Jan 23	$19,090	$21,014	$19,246
Feb 23	$18,458	$20,512	$18,608
Mar 23	$18,356	$21,241	$18,507
Apr 23	$18,269	$21,510	$18,420
May 23	$17,830	$21,650	$17,976
Jun 23	$19,191	$23,094	$19,351
Jul 23	$19,995	$23,889	$20,163
Aug 23	$19,347	$23,486	$19,512
Sep 23	$18,412	$22,385	$18,571
Oct 23	$17,601	$21,870	$17,755
Nov 23	$19,326	$23,932	$19,485
Dec 23	$20,756	$25,060	$20,929
Jan 24	$20,584	$25,450	$20,755
Feb 24	$21,525	$26,816	$21,704
Mar 24	$22,460	$27,668	$22,650
Apr 24	$21,314	$26,526	$21,495
May 24	$21,866	$27,793	$22,055
Jun 24	$21,850	$28,787	$22,044
Jul 24	$22,743	$29,149	$22,943
Aug 24	$23,299	$29,852	$23,505
Sep 24	$23,800	$30,494	$24,013
Oct 24	$23,551	$30,269	$23,769
Nov 24	$25,379	$32,163	$25,611
Dec 24	$23,796	$31,345	$24,016
Jan 25	$24,785	$32,299	$25,023
Feb 25	$24,435	$31,790	$24,674
Mar 25	$23,471	$29,930	$23,701
Apr 25	$23,031	$29,777	$23,257
May 25	$24,064	$31,699	$24,304
Jun 25	$24,936	$33,330	$25,189
Jul 25	$25,219	$34,092	$25,476
Aug 25	$25,816	$34,762	$26,078
Sep 25	$26,024	$36,037	$26,285
Oct 25	$25,898	$36,893	$26,163
Nov 25	$26,160	$36,904	$26,423
Dec 25	$26,240	$36,908	$26,504
Jan 26	$26,803	$37,385	$27,076
Feb 26	$27,455	$37,056	$27,725
Mar 26	$25,928	$35,240	$26,185
Apr 26	$27,712	$38,939	$27,992
May 26	$28,713	$40,990	$29,006
Jun 26	$29,189	$40,624	$29,489
Jul 26	$29,229	$40,601	$29,534
Aug 26	$29,917	$41,720	$30,231

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.89%	7.67%	11.58%
MSCI USA Index...
20.02	12.32	15.35
MSCI USA Equal Weighted Index...
15.93	7.73	11.70

Key Fund statistics

Table Summary
Net Assets...
$1,931,886,380
Number of Portfolio Holdings...
519
Net Investment Advisory Fees...
$1,418,321
Portfolio Turnover Rate...
36%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
17.2%
Information Technology...
16.9
Financials...
16.2
Health Care...
11.2
Consumer Discretionary...
8.8
Consumer Staples...
5.7
Utilities...
5.5
Materials...
5.0
Real Estate...
4.7
Energy...
4.4
Communication Services...
4.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Strategy, Inc., Class A...
0.3%
Salesforce, Inc...
0.2
Okta, Inc., Class A...
0.2
Circle Internet Group, Inc., Class A...
0.2
Coinbase Global, Inc., Class A...
0.2
ServiceNow, Inc...
0.2
Crowdstrike Holdings, Inc., Class A...
0.2
Veeva Systems, Inc., Class A...
0.2
Deere & Co...
0.2
Gen Digital, Inc...
0.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Equal Weighted ETF

Annual Shareholder Report — August 31, 2026

EUSA-08/26-AR

iShares Core MSCI Emerging Markets ETF

IEMG | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Core MSCI Emerging Markets ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core MSCI Emerging Markets ETF	$11	0.09%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 35.52%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets IMI Index (Net) returned 36.44%.

What contributed to performance?

Equities in Taiwan were the largest contributors to the Fund’s return during the reporting period, led by the information technology sector. Semiconductor stocks were supported by heightened demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Taiwanese electronic component makers also gained due to AI infrastructure spending, particularly for power management, thermal management, and other components used in data centers. South Korean equities were meaningful contributors, as the information technology sector advanced amid the continued expansion of AI investments. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

China's consumer discretionary sector detracted from the Fund's return during the reporting period. Intense competition, policy changes that reduced domestic incentives for new energy vehicles, and potential international duties negatively impacted automobile manufacturers.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,135	$10,129	$10,129
Oct 16	$10,128	$10,153	$10,129
Nov 16	$9,664	$9,685	$9,662
Dec 16	$9,680	$9,707	$9,679
Jan 17	$10,201	$10,238	$10,198
Feb 17	$10,544	$10,551	$10,539
Mar 17	$10,817	$10,818	$10,806
Apr 17	$11,035	$11,054	$11,028
May 17	$11,331	$11,381	$11,321
Jun 17	$11,441	$11,496	$11,431
Jul 17	$12,084	$12,181	$12,076
Aug 17	$12,345	$12,453	$12,341
Sep 17	$12,295	$12,403	$12,299
Oct 17	$12,718	$12,838	$12,731
Nov 17	$12,771	$12,864	$12,782
Dec 17	$13,240	$13,326	$13,243
Jan 18	$14,303	$14,436	$14,303
Feb 18	$13,646	$13,770	$13,652
Mar 18	$13,399	$13,496	$13,389
Apr 18	$13,364	$13,455	$13,355
May 18	$12,921	$12,978	$12,907
Jun 18	$12,359	$12,439	$12,334
Jul 18	$12,620	$12,712	$12,591
Aug 18	$12,281	$12,368	$12,259
Sep 18	$12,190	$12,303	$12,155
Oct 18	$11,104	$11,231	$11,071
Nov 18	$11,581	$11,694	$11,544
Dec 18	$11,295	$11,384	$11,252
Jan 19	$12,238	$12,381	$12,194
Feb 19	$12,272	$12,409	$12,236
Mar 19	$12,372	$12,513	$12,340
Apr 19	$12,607	$12,777	$12,574
May 19	$11,719	$11,849	$11,693
Jun 19	$12,430	$12,589	$12,392
Jul 19	$12,276	$12,435	$12,237
Aug 19	$11,676	$11,829	$11,639
Sep 19	$11,899	$12,055	$11,862
Oct 19	$12,396	$12,563	$12,357
Nov 19	$12,367	$12,546	$12,334
Dec 19	$13,272	$13,482	$13,236
Jan 20	$12,659	$12,853	$12,628
Feb 20	$11,972	$12,175	$11,939
Mar 20	$10,034	$10,300	$10,006
Apr 20	$10,939	$11,243	$10,967
May 20	$11,104	$11,330	$11,069
Jun 20	$11,930	$12,162	$11,900
Jul 20	$12,998	$13,249	$12,967
Aug 20	$13,307	$13,542	$13,279
Sep 20	$13,095	$13,325	$13,065
Oct 20	$13,327	$13,599	$13,301
Nov 20	$14,617	$14,857	$14,593
Dec 20	$15,685	$15,949	$15,671
Jan 21	$16,119	$16,439	$16,102
Feb 21	$16,306	$16,564	$16,312
Mar 21	$16,119	$16,314	$16,118
Apr 21	$16,586	$16,720	$16,582
May 21	$16,786	$16,912	$16,787
Jun 21	$17,051	$17,137	$17,042
Jul 21	$15,998	$15,984	$16,005
Aug 21	$16,324	$16,402	$16,394
Sep 21	$15,708	$15,751	$15,783
Oct 21	$15,879	$15,906	$15,922
Nov 21	$15,251	$15,258	$15,296
Dec 21	$15,585	$15,544	$15,627
Jan 22	$15,489	$15,250	$15,281
Feb 22	$14,759	$14,794	$14,834
Mar 22	$14,450	$14,460	$14,589
Apr 22	$13,631	$13,655	$13,787
May 22	$13,746	$13,716	$13,811
Jun 22	$12,883	$12,804	$12,824
Jul 22	$12,864	$12,773	$12,840
Aug 22	$12,831	$12,826	$12,928
Sep 22	$11,382	$11,322	$11,441
Oct 22	$11,116	$10,971	$11,131
Nov 22	$12,814	$12,598	$12,700
Dec 22	$12,488	$12,421	$12,528
Jan 23	$13,528	$13,402	$13,485
Feb 23	$12,636	$12,533	$12,674
Mar 23	$13,018	$12,912	$13,022
Apr 23	$12,949	$12,766	$12,905
May 23	$12,719	$12,552	$12,736
Jun 23	$13,256	$13,028	$13,233
Jul 23	$14,066	$13,839	$14,062
Aug 23	$13,232	$12,987	$13,289
Sep 23	$12,882	$12,647	$12,952
Oct 23	$12,417	$12,156	$12,431
Nov 23	$13,391	$13,128	$13,455
Dec 23	$13,900	$13,642	$13,990
Jan 24	$13,308	$13,008	$13,399
Feb 24	$13,904	$13,627	$13,997
Mar 24	$14,205	$13,927	$14,260
Apr 24	$14,220	$14,027	$14,389
May 24	$14,448	$14,107	$14,473
Jun 24	$14,893	$14,663	$15,027
Jul 24	$14,986	$14,707	$15,064
Aug 24	$15,151	$14,944	$15,311
Sep 24	$15,975	$15,942	$16,266
Oct 24	$15,378	$15,233	$15,550
Nov 24	$15,022	$14,686	$15,022
Dec 24	$14,862	$14,666	$14,982
Jan 25	$15,053	$14,927	$15,150
Feb 25	$15,111	$15,000	$15,157
Mar 25	$15,286	$15,095	$15,237
Apr 25	$15,412	$15,293	$15,467
May 25	$16,085	$15,946	$16,206
Jun 25	$17,149	$16,904	$17,173
Jul 25	$17,353	$17,234	$17,475
Aug 25	$17,758	$17,455	$17,733
Sep 25	$18,870	$18,703	$18,870
Oct 25	$19,536	$19,485	$19,609
Nov 25	$19,178	$19,019	$19,165
Dec 25	$19,635	$19,588	$19,683
Jan 26	$21,209	$21,322	$21,385
Feb 26	$22,373	$22,494	$22,523
Mar 26	$20,177	$19,556	$19,637
Apr 26	$22,747	$22,433	$22,492
May 26	$24,382	$24,606	$24,485
Jun 26	$24,433	$24,259	$24,094
Jul 26	$22,935	$23,513	$23,248
Aug 26	$24,066	$24,305	$24,195

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.52%	8.07%	9.18%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets IMI Index (Net)...
36.44	8.10	9.24

Key Fund statistics

Table Summary
Net Assets...
$161,196,223,495
Number of Portfolio Holdings...
2,876
Net Investment Advisory Fees...
$121,818,222
Portfolio Turnover Rate...
6%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
39.7%
Financials...
18.5
Consumer Discretionary...
8.3
Industrials...
7.8
Materials...
6.8
Communication Services...
5.7
Health Care...
3.4
Energy...
3.3
Consumer Staples...
3.0
Utilities...
2.0
Real Estate...
1.5
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
27.5%
South Korea...
20.0
China...
19.1
India...
12.6
Brazil...
3.9
South Africa...
3.2
Saudi Arabia...
2.6
Mexico...
1.7
Poland...
1.2
United Arab Emirates...
1.2
OtherFootnote Reference(b)...
7.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The contractual fee waiver has been extended through December 31, 2030.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core MSCI Emerging Markets ETF

Annual Shareholder Report — August 31, 2026

IEMG-08/26-AR

iShares Emerging Markets Equity Factor ETF

EMGF | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares Emerging Markets Equity Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Emerging Markets Equity Factor ETF	$30	0.25%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 38.45%.

  For the same period, the S&P Emerging Broad Market Index (Net) returned 21.06% and the STOXX Emerging Markets Equity Factor Index (Spliced) returned 39.52%.

What contributed to performance?

South Korean equities contributed to the Fund’s return during the reporting period, as the information technology sector gained amid increased investment in artificial intelligence (“AI”). Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher. Taiwanese stocks also contributed, led by the information technology sector. Semiconductor stocks advanced amid soaring demand for cutting-edge chips used in high-performance computing and AI applications. Electronic component makers also benefited from robust AI infrastructure spending, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also pressured performance as consumer spending slowed.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	S&P Emerging Broad Market Index (Net)	STOXX Emerging Markets Equity Factor Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,168	$10,112	$10,216
Oct 16	$10,171	$10,202	$10,222
Nov 16	$9,746	$9,718	$9,782
Dec 16	$9,715	$9,739	$9,737
Jan 17	$10,307	$10,238	$10,353
Feb 17	$10,657	$10,592	$10,722
Mar 17	$10,896	$10,816	$10,968
Apr 17	$11,124	$11,059	$11,241
May 17	$11,363	$11,242	$11,494
Jun 17	$11,577	$11,349	$11,694
Jul 17	$12,361	$12,038	$12,485
Aug 17	$12,580	$12,400	$12,774
Sep 17	$12,716	$12,329	$12,849
Oct 17	$12,951	$12,649	$13,114
Nov 17	$13,134	$12,683	$13,263
Dec 17	$13,642	$13,167	$13,767
Jan 18	$14,581	$14,297	$14,664
Feb 18	$14,193	$13,707	$14,269
Mar 18	$14,002	$13,344	$14,104
Apr 18	$13,797	$13,247	$13,847
May 18	$13,744	$12,862	$13,793
Jun 18	$12,894	$12,354	$12,926
Jul 18	$12,883	$12,688	$12,892
Aug 18	$12,498	$12,239	$12,500
Sep 18	$12,152	$12,069	$12,155
Oct 18	$11,069	$11,150	$11,071
Nov 18	$11,535	$11,664	$11,550
Dec 18	$11,099	$11,349	$11,124
Jan 19	$12,125	$12,230	$12,155
Feb 19	$12,125	$12,320	$12,163
Mar 19	$12,120	$12,532	$12,167
Apr 19	$12,228	$12,798	$12,282
May 19	$11,372	$12,036	$11,425
Jun 19	$12,089	$12,699	$12,152
Jul 19	$12,029	$12,615	$12,097
Aug 19	$11,603	$12,044	$11,674
Sep 19	$11,787	$12,207	$11,864
Oct 19	$12,336	$12,687	$12,421
Nov 19	$12,256	$12,704	$12,354
Dec 19	$13,269	$13,558	$13,380
Jan 20	$12,514	$12,974	$12,628
Feb 20	$11,850	$12,308	$11,961
Mar 20	$10,049	$10,217	$10,139
Apr 20	$11,002	$11,192	$11,195
May 20	$11,032	$11,330	$11,128
Jun 20	$11,673	$12,183	$11,796
Jul 20	$12,953	$13,202	$13,115
Aug 20	$13,015	$13,557	$13,184
Sep 20	$12,858	$13,257	$13,040
Oct 20	$12,858	$13,526	$13,055
Nov 20	$13,659	$14,722	$13,879
Dec 20	$14,685	$15,616	$14,952
Jan 21	$15,152	$16,063	$15,444
Feb 21	$15,212	$16,303	$15,514
Mar 21	$15,415	$16,047	$15,732
Apr 21	$15,995	$16,514	$16,334
May 21	$16,175	$16,763	$16,702
Jun 21	$16,255	$17,009	$16,606
Jul 21	$15,686	$15,982	$16,010
Aug 21	$16,134	$16,447	$16,583
Sep 21	$15,533	$15,930	$15,968
Oct 21	$15,421	$16,086	$15,847
Nov 21	$15,072	$15,517	$15,507
Dec 21	$15,622	$15,763	$16,095
Jan 22	$15,451	$15,613	$15,723
Feb 22	$15,122	$15,077	$15,567
Mar 22	$14,851	$14,730	$15,416
Apr 22	$14,153	$13,932	$14,719
May 22	$14,321	$13,932	$14,785
Jun 22	$13,258	$13,198	$13,589
Jul 22	$13,389	$13,132	$13,761
Aug 22	$13,423	$13,319	$13,942
Sep 22	$11,954	$11,953	$12,400
Oct 22	$11,819	$11,529	$12,214
Nov 22	$13,473	$13,057	$13,807
Dec 22	$13,062	$12,915	$13,535
Jan 23	$13,812	$13,774	$14,207
Feb 23	$12,848	$13,005	$13,274
Mar 23	$13,211	$13,282	$13,643
Apr 23	$13,123	$13,212	$13,515
May 23	$12,906	$12,939	$13,371
Jun 23	$13,419	$13,488	$13,863
Jul 23	$14,232	$14,307	$14,716
Aug 23	$13,464	$13,576	$13,991
Sep 23	$13,257	$13,320	$13,794
Oct 23	$12,811	$12,846	$13,283
Nov 23	$13,848	$13,768	$14,431
Dec 23	$14,462	$14,266	$15,117
Jan 24	$14,072	$13,771	$14,727
Feb 24	$14,760	$14,344	$15,433
Mar 24	$15,029	$14,527	$15,663
Apr 24	$15,099	$14,791	$15,859
May 24	$15,490	$14,960	$16,123
Jun 24	$15,958	$15,397	$16,733
Jul 24	$16,053	$15,473	$16,773
Aug 24	$16,174	$15,779	$16,989
Sep 24	$16,985	$16,992	$17,935
Oct 24	$16,304	$16,348	$17,131
Nov 24	$16,019	$15,894	$16,651
Dec 24	$15,874	$15,921	$16,641
Jan 25	$16,079	$15,967	$16,839
Feb 25	$16,030	$15,959	$16,732
Mar 25	$16,313	$16,059	$16,913
Apr 25	$16,410	$16,195	$17,104
May 25	$17,216	$16,907	$18,033
Jun 25	$18,381	$17,708	$19,138
Jul 25	$18,565	$17,984	$19,437
Aug 25	$18,842	$18,426	$19,586
Sep 25	$19,951	$19,433	$20,781
Oct 25	$20,713	$19,763	$21,643
Nov 25	$20,270	$19,428	$21,076
Dec 25	$20,780	$19,739	$21,676
Jan 26	$22,460	$20,823	$23,578
Feb 26	$23,905	$21,337	$25,055
Mar 26	$21,473	$19,169	$21,767
Apr 26	$24,322	$21,184	$25,051
May 26	$26,425	$21,978	$27,618
Jun 26	$26,495	$21,637	$27,262
Jul 26	$24,827	$21,552	$26,228
Aug 26	$26,088	$22,307	$27,326

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
38.45%	10.09%	10.06%
S&P Emerging Broad Market Index (Net)...
21.06	6.29	8.35
STOXX Emerging Markets Equity Factor Index (Spliced)...
39.52	10.51	10.58

Key Fund statistics

Table Summary
Net Assets...
$1,929,183,306
Number of Portfolio Holdings...
675
Net Investment Advisory Fees...
$3,869,126
Portfolio Turnover Rate...
29%

The STOXX Emerging Markets Equity Factor Index (Spliced) reflects the performance of the MSCI Emerging Markets Diversified Multiple-Factor Index (Net) through February 28, 2023 and the STOXX Emerging Markets Equity Factor Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
38.9%
Financials...
19.4
Consumer Discretionary...
8.7
Industrials...
8.0
Communication Services...
6.5
Materials...
5.9
Energy...
3.6
Consumer Staples...
3.5
Health Care...
2.6
Utilities...
2.0
Real Estate...
0.9
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
25.9%
China...
21.8
South Korea...
20.4
India...
12.4
Brazil...
3.3
South Africa...
2.3
Saudi Arabia...
2.2
Mexico...
1.5
United Arab Emirates...
1.4
Thailand...
1.2
OtherFootnote Reference(b)...
7.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective July 15, 2026, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI, Inc., S&P Dow Jones Indices LLC, STOXX Ltd., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Emerging Markets Equity Factor ETF

Annual Shareholder Report — August 31, 2026

EMGF-08/26-AR

iShares ESG Aware MSCI EM ETF

ESGE | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares ESG Aware MSCI EM ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI EM ETF	$31	0.26%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 36.87%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Extended ESG Focus Index (Spliced) returned 39.31%.

What contributed to performance?

South Korean equities contributed to the Fund’s return during the reporting period, as the information technology sector gained amid increased investments in artificial intelligence (“AI”). Stocks were supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher. Taiwanese stocks contributed, led by the information technology sector. Semiconductor stocks advanced amid soaring demand for cutting-edge chips used in high-performance computing and AI applications. Electronic component makers also benefited from robust demand for AI infrastructure, particularly for power management, thermal management, and other components used in data centers.

What detracted from performance?

China's consumer discretionary sector detracted from the Fund’s performance during the reporting period. Intense competition, policy changes reducing new energy vehicle incentives, and potential international duties all negatively impacted automobile manufacturers. Indian equities also detracted, as they were impacted by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,099	$10,129	$10,112
Oct 16	$10,097	$10,153	$10,116
Nov 16	$9,619	$9,685	$9,642
Dec 16	$9,670	$9,707	$9,690
Jan 17	$10,203	$10,238	$10,253
Feb 17	$10,507	$10,551	$10,577
Mar 17	$10,791	$10,818	$10,889
Apr 17	$10,979	$11,054	$11,105
May 17	$11,334	$11,381	$11,460
Jun 17	$11,442	$11,496	$11,574
Jul 17	$12,115	$12,181	$12,239
Aug 17	$12,375	$12,453	$12,548
Sep 17	$12,323	$12,403	$12,504
Oct 17	$12,699	$12,838	$12,874
Nov 17	$12,808	$12,864	$12,969
Dec 17	$13,334	$13,326	$13,503
Jan 18	$14,455	$14,436	$14,640
Feb 18	$13,803	$13,770	$13,985
Mar 18	$13,493	$13,496	$13,668
Apr 18	$13,329	$13,455	$13,555
May 18	$12,801	$12,978	$13,019
Jun 18	$12,270	$12,439	$12,439
Jul 18	$12,573	$12,712	$12,718
Aug 18	$12,285	$12,368	$12,405
Sep 18	$12,201	$12,303	$12,323
Oct 18	$11,183	$11,231	$11,289
Nov 18	$11,716	$11,694	$11,834
Dec 18	$11,426	$11,384	$11,542
Jan 19	$12,462	$12,381	$12,590
Feb 19	$12,477	$12,409	$12,610
Mar 19	$12,558	$12,513	$12,692
Apr 19	$12,821	$12,777	$12,970
May 19	$11,959	$11,849	$12,096
Jun 19	$12,662	$12,589	$12,807
Jul 19	$12,543	$12,435	$12,691
Aug 19	$11,946	$11,829	$12,088
Sep 19	$12,151	$12,055	$12,307
Oct 19	$12,670	$12,563	$12,832
Nov 19	$12,666	$12,546	$12,834
Dec 19	$13,609	$13,482	$13,789
Jan 20	$13,001	$12,853	$13,180
Feb 20	$12,343	$12,175	$12,509
Mar 20	$10,420	$10,300	$10,555
Apr 20	$11,298	$11,243	$11,511
May 20	$11,393	$11,330	$11,535
Jun 20	$12,301	$12,162	$12,468
Jul 20	$13,472	$13,249	$13,670
Aug 20	$13,752	$13,542	$13,961
Sep 20	$13,522	$13,325	$13,737
Oct 20	$13,844	$13,599	$14,080
Nov 20	$15,087	$14,857	$15,349
Dec 20	$16,225	$15,949	$16,530
Jan 21	$16,750	$16,439	$17,058
Feb 21	$16,765	$16,564	$17,093
Mar 21	$16,557	$16,314	$16,876
Apr 21	$16,985	$16,720	$17,317
May 21	$17,224	$16,912	$17,557
Jun 21	$17,493	$17,137	$17,846
Jul 21	$16,422	$15,984	$16,760
Aug 21	$16,818	$16,402	$17,233
Sep 21	$16,096	$15,751	$16,490
Oct 21	$16,263	$15,906	$16,652
Nov 21	$15,565	$15,258	$15,940
Dec 21	$15,773	$15,544	$16,158
Jan 22	$15,745	$15,250	$15,869
Feb 22	$14,866	$14,794	$15,303
Mar 22	$14,551	$14,460	$15,037
Apr 22	$13,639	$13,655	$14,112
May 22	$13,727	$13,716	$14,113
Jun 22	$12,888	$12,804	$13,131
Jul 22	$12,759	$12,773	$13,031
Aug 22	$12,600	$12,826	$12,995
Sep 22	$11,118	$11,322	$11,440
Oct 22	$10,880	$10,971	$11,144
Nov 22	$12,634	$12,598	$12,802
Dec 22	$12,250	$12,421	$12,580
Jan 23	$13,352	$13,402	$13,609
Feb 23	$12,362	$12,533	$12,676
Mar 23	$12,778	$12,912	$13,076
Apr 23	$12,631	$12,766	$12,881
May 23	$12,434	$12,552	$12,750
Jun 23	$12,932	$13,028	$13,228
Jul 23	$13,782	$13,839	$14,109
Aug 23	$12,828	$12,987	$13,184
Sep 23	$12,447	$12,647	$12,816
Oct 23	$12,057	$12,156	$12,368
Nov 23	$12,950	$13,128	$13,337
Dec 23	$13,403	$13,642	$13,835
Jan 24	$12,693	$13,008	$13,099
Feb 24	$13,222	$13,627	$13,644
Mar 24	$13,492	$13,927	$13,870
Apr 24	$13,414	$14,027	$13,901
May 24	$13,650	$14,107	$14,003
Jun 24	$14,081	$14,663	$14,569
Jul 24	$14,240	$14,707	$14,660
Aug 24	$14,445	$14,944	$14,968
Sep 24	$15,318	$15,942	$16,021
Oct 24	$14,771	$15,233	$15,284
Nov 24	$14,482	$14,686	$14,825
Dec 24	$14,325	$14,666	$14,789
Jan 25	$14,654	$14,927	$15,119
Feb 25	$14,814	$15,000	$15,246
Mar 25	$14,954	$15,095	$15,275
Apr 25	$15,086	$15,293	$15,541
May 25	$15,720	$15,946	$16,252
Jun 25	$16,905	$16,904	$17,378
Jul 25	$17,115	$17,234	$17,697
Aug 25	$17,464	$17,455	$17,919
Sep 25	$18,714	$18,703	$19,228
Oct 25	$19,298	$19,485	$19,899
Nov 25	$18,931	$19,019	$19,438
Dec 25	$19,460	$19,588	$20,063
Jan 26	$20,869	$21,322	$21,670
Feb 26	$21,977	$22,494	$22,755
Mar 26	$19,780	$19,556	$19,769
Apr 26	$22,256	$22,433	$22,599
May 26	$24,117	$24,606	$24,970
Jun 26	$24,172	$24,259	$24,733
Jul 26	$22,944	$23,513	$24,176
Aug 26	$23,904	$24,305	$24,963

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
36.87%	7.29%	9.11%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Extended ESG Focus Index (Spliced)...
39.31	7.69	9.58

Key Fund statistics

Table Summary
Net Assets...
$6,910,065,883
Number of Portfolio Holdings...
302
Net Investment Advisory Fees...
$15,413,240
Portfolio Turnover Rate...
47%

The MSCI Emerging Markets Extended ESG Focus Index (Spliced) reflects the performance of the MSCI Emerging Markets ESG Focus Index (Net) through May 31, 2018 and the MSCI Emerging Markets Extended ESG Focus Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.8%
Financials...
24.4
Consumer Discretionary...
7.4
Communication Services...
7.0
Industrials...
5.3
Materials...
5.2
Consumer Staples...
2.4
Health Care...
2.2
Energy...
1.9
Utilities...
1.3
Real Estate...
1.1
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
28.4%
South Korea...
20.9
China...
20.6
India...
10.4
South Africa...
4.1
Brazil...
3.6
Saudi Arabia...
2.1
Malaysia...
2.1
Mexico...
1.3
Poland...
1.1
OtherFootnote Reference(b)...
5.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective May 26, 2026, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI EM ETF

Annual Shareholder Report — August 31, 2026

ESGE-08/26-AR

iShares MSCI BIC ETF

BKF | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI BIC ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI BIC ETF	$69	0.70%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned (4.18)%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI BIC Index (Net) returned (2.38)%.

What contributed to performance?

Brazilian stocks contributed to the Fund’s return during the reporting period. The energy sector gained amid elevated crude oil prices and global supply disruptions, while financial stocks benefited from steady growth in loans and insurance revenue.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy artificial intelligence spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad softness across the consumer discretionary sector also weighed on performance as consumer spending slowed. Indian equities detracted, as they were affected by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI BIC Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,158	$10,129	$10,164
Oct 16	$10,260	$10,153	$10,270
Nov 16	$9,881	$9,685	$9,897
Dec 16	$9,757	$9,707	$9,778
Jan 17	$10,377	$10,238	$10,397
Feb 17	$10,700	$10,551	$10,730
Mar 17	$10,875	$10,818	$10,910
Apr 17	$11,069	$11,054	$11,113
May 17	$11,299	$11,381	$11,344
Jun 17	$11,376	$11,496	$11,423
Jul 17	$12,345	$12,181	$12,409
Aug 17	$12,815	$12,453	$12,885
Sep 17	$12,925	$12,403	$13,001
Oct 17	$13,295	$12,838	$13,394
Nov 17	$13,368	$12,864	$13,474
Dec 17	$13,741	$13,326	$13,861
Jan 18	$15,308	$14,436	$15,450
Feb 18	$14,506	$13,770	$14,631
Mar 18	$14,057	$13,496	$14,171
Apr 18	$13,968	$13,455	$14,100
May 18	$13,704	$12,978	$13,844
Jun 18	$13,092	$12,439	$13,218
Jul 18	$13,235	$12,712	$13,368
Aug 18	$12,666	$12,368	$12,817
Sep 18	$12,540	$12,303	$12,674
Oct 18	$11,733	$11,231	$11,849
Nov 18	$12,394	$11,694	$12,527
Dec 18	$11,875	$11,384	$11,999
Jan 19	$13,028	$12,381	$13,183
Feb 19	$13,182	$12,409	$13,345
Mar 19	$13,499	$12,513	$13,681
Apr 19	$13,707	$12,777	$13,906
May 19	$12,661	$11,849	$12,842
Jun 19	$13,449	$12,589	$13,651
Jul 19	$13,348	$12,435	$13,537
Aug 19	$12,710	$11,829	$12,887
Sep 19	$12,843	$12,055	$13,028
Oct 19	$13,440	$12,563	$13,649
Nov 19	$13,462	$12,546	$13,684
Dec 19	$14,490	$13,482	$14,739
Jan 20	$13,845	$12,853	$14,090
Feb 20	$13,401	$12,175	$13,611
Mar 20	$11,477	$10,300	$11,655
Apr 20	$12,250	$11,243	$12,575
May 20	$12,423	$11,330	$12,634
Jun 20	$13,386	$12,162	$13,626
Jul 20	$14,692	$13,249	$14,937
Aug 20	$15,224	$13,542	$15,491
Sep 20	$14,778	$13,325	$15,044
Oct 20	$15,263	$13,599	$15,549
Nov 20	$16,212	$14,857	$16,479
Dec 20	$17,009	$15,949	$17,340
Jan 21	$17,646	$16,439	$18,004
Feb 21	$17,562	$16,564	$17,948
Mar 21	$16,951	$16,314	$17,323
Apr 21	$17,139	$16,720	$17,550
May 21	$17,536	$16,912	$17,937
Jun 21	$17,788	$17,137	$18,259
Jul 21	$15,998	$15,984	$16,482
Aug 21	$16,303	$16,402	$16,842
Sep 21	$15,710	$15,751	$16,200
Oct 21	$15,849	$15,906	$16,422
Nov 21	$15,058	$15,258	$15,541
Dec 21	$14,911	$15,544	$15,388
Jan 22	$14,928	$15,250	$15,119
Feb 22	$13,540	$14,794	$14,173
Mar 22	$12,785	$14,460	$13,345
Apr 22	$12,174	$13,655	$12,735
May 22	$12,299	$13,716	$12,737
Jun 22	$12,447	$12,804	$12,769
Jul 22	$11,922	$12,773	$12,311
Aug 22	$12,060	$12,826	$12,549
Sep 22	$10,763	$11,322	$11,147
Oct 22	$9,898	$10,971	$10,216
Nov 22	$11,748	$12,598	$11,999
Dec 22	$11,664	$12,421	$12,139
Jan 23	$12,602	$13,402	$13,012
Feb 23	$11,479	$12,533	$11,867
Mar 23	$11,836	$12,912	$12,241
Apr 23	$11,672	$12,766	$12,004
May 23	$11,081	$12,552	$11,474
Jun 23	$11,702	$13,028	$12,093
Jul 23	$12,630	$13,839	$13,037
Aug 23	$11,691	$12,987	$12,138
Sep 23	$11,506	$12,647	$12,002
Oct 23	$11,113	$12,156	$11,545
Nov 23	$11,643	$13,128	$12,127
Dec 23	$11,837	$13,642	$12,377
Jan 24	$11,172	$13,008	$11,682
Feb 24	$11,694	$13,627	$12,306
Mar 24	$11,824	$13,927	$12,372
Apr 24	$12,160	$14,027	$12,856
May 24	$12,407	$14,107	$12,991
Jun 24	$12,449	$14,663	$13,153
Jul 24	$12,496	$14,707	$13,285
Aug 24	$12,657	$14,944	$13,488
Sep 24	$14,022	$15,942	$15,151
Oct 24	$13,413	$15,233	$14,128
Nov 24	$13,071	$14,686	$13,677
Dec 24	$12,956	$14,666	$13,617
Jan 25	$13,112	$14,927	$13,635
Feb 25	$13,512	$15,000	$14,054
Mar 25	$14,060	$15,095	$14,724
Apr 25	$13,915	$15,293	$14,663
May 25	$14,154	$15,946	$14,946
Jun 25	$14,764	$16,904	$15,518
Jul 25	$14,761	$17,234	$15,559
Aug 25	$15,355	$17,455	$15,971
Sep 25	$16,138	$18,703	$17,000
Oct 25	$16,002	$19,485	$16,834
Nov 25	$15,940	$19,019	$16,741
Dec 25	$15,715	$19,588	$16,573
Jan 26	$16,069	$21,322	$17,009
Feb 26	$15,667	$22,494	$16,565
Mar 26	$14,539	$19,556	$15,024
Apr 26	$15,147	$22,433	$15,819
May 26	$14,556	$24,606	$15,342
Jun 26	$14,010	$24,259	$14,732
Jul 26	$14,857	$23,513	$15,663
Aug 26	$14,713	$24,305	$15,591

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
(4.18)%	(2.03)%	3.94%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI BIC Index (Net)...
(2.38)	(1.53)	4.54

Key Fund statistics

Table Summary
Net Assets...
$75,439,990
Number of Portfolio Holdings...
703
Net Investment Advisory Fees...
$610,050
Portfolio Turnover Rate...
16%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
25.3%
Consumer Discretionary...
17.9
Communication Services...
12.0
Information Technology...
8.8
Materials...
7.7
Industrials...
7.7
Energy...
6.5
Health Care...
5.6
Consumer Staples...
3.7
Utilities...
3.5
Real Estate...
1.3
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
China...
57.0%
India...
31.8
Brazil...
11.0
Hong Kong...
0.2
Russia...
0.0Footnote Reference(b)
Netherlands...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI BIC ETF

Annual Shareholder Report — August 31, 2026

BKF-08/26-AR

iShares MSCI Emerging Markets Asia ETF

EEMA | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets Asia ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Asia ETF	$59	0.49%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 39.28%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI EM Asia Custom Capped Index (Spliced) returned 41.09%.

What contributed to performance?

Stocks in Taiwan were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Taiwanese electronic component makers advanced amid strong interest in AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were also meaningful contributors, as the information technology sector benefited from the continued expansion of AI investment. Stocks were further supported by surging global demand for high-end memory chips, which lifted export volumes and pushed prices higher.

What detracted from performance?

Communication stocks in China detracted from the Fund’s return during the reporting period. A multinational technology and entertainment conglomerate was pressured by heavy AI spending that outpaced profit growth and concerns about slowing mobile gaming revenue. Broad weakness across the consumer discretionary sector also weighed on performance amid subdued consumer spending.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI EM Asia Custom Capped Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,128	$10,129	$10,133
Oct 16	$9,980	$10,153	$9,988
Nov 16	$9,641	$9,685	$9,655
Dec 16	$9,504	$9,707	$9,519
Jan 17	$10,056	$10,238	$10,077
Feb 17	$10,419	$10,551	$10,444
Mar 17	$10,762	$10,818	$10,792
Apr 17	$10,987	$11,054	$11,024
May 17	$11,478	$11,381	$11,523
Jun 17	$11,674	$11,496	$11,725
Jul 17	$12,313	$12,181	$12,379
Aug 17	$12,480	$12,453	$12,550
Sep 17	$12,470	$12,403	$12,548
Oct 17	$13,118	$12,838	$13,212
Nov 17	$13,132	$12,864	$13,227
Dec 17	$13,490	$13,326	$13,596
Jan 18	$14,558	$14,436	$14,686
Feb 18	$13,777	$13,770	$13,899
Mar 18	$13,568	$13,496	$13,683
Apr 18	$13,592	$13,455	$13,722
May 18	$13,413	$12,978	$13,538
Jun 18	$12,796	$12,439	$12,908
Jul 18	$12,873	$12,712	$12,996
Aug 18	$12,758	$12,368	$12,887
Sep 18	$12,548	$12,303	$12,667
Oct 18	$11,187	$11,231	$11,286
Nov 18	$11,757	$11,694	$11,870
Dec 18	$11,394	$11,384	$11,503
Jan 19	$12,212	$12,381	$12,338
Feb 19	$12,401	$12,409	$12,535
Mar 19	$12,618	$12,513	$12,763
Apr 19	$12,836	$12,777	$12,991
May 19	$11,713	$11,849	$11,856
Jun 19	$12,457	$12,589	$12,609
Jul 19	$12,262	$12,435	$12,409
Aug 19	$11,798	$11,829	$11,942
Sep 19	$12,024	$12,055	$12,176
Oct 19	$12,548	$12,563	$12,713
Nov 19	$12,593	$12,546	$12,773
Dec 19	$13,485	$13,482	$13,676
Jan 20	$12,828	$12,853	$13,017
Feb 20	$12,433	$12,175	$12,621
Mar 20	$10,934	$10,300	$11,104
Apr 20	$11,860	$11,243	$12,138
May 20	$11,911	$11,330	$12,103
Jun 20	$12,840	$12,162	$13,052
Jul 20	$14,027	$13,249	$14,260
Aug 20	$14,431	$13,542	$14,677
Sep 20	$14,230	$13,325	$14,480
Oct 20	$14,639	$13,599	$14,910
Nov 20	$15,821	$14,857	$16,116
Dec 20	$16,884	$15,949	$17,237
Jan 21	$17,491	$16,439	$17,863
Feb 21	$17,717	$16,564	$18,111
Mar 21	$17,329	$16,314	$17,707
Apr 21	$17,738	$16,720	$18,153
May 21	$17,791	$16,912	$18,217
Jun 21	$17,957	$17,137	$18,410
Jul 21	$16,639	$15,984	$17,063
Aug 21	$17,045	$16,402	$17,570
Sep 21	$16,388	$15,751	$16,913
Oct 21	$16,585	$15,906	$17,107
Nov 21	$15,951	$15,258	$16,478
Dec 21	$16,175	$15,544	$16,720
Jan 22	$15,925	$15,250	$16,137
Feb 22	$15,342	$14,794	$15,758
Mar 22	$14,619	$14,460	$15,266
Apr 22	$13,864	$13,655	$14,491
May 22	$14,025	$13,716	$14,548
Jun 22	$13,485	$12,804	$13,844
Jul 22	$13,249	$12,773	$13,667
Aug 22	$13,164	$12,826	$13,717
Sep 22	$11,461	$11,322	$11,902
Oct 22	$10,817	$10,971	$11,205
Nov 22	$13,011	$12,598	$13,300
Dec 22	$12,706	$12,421	$13,191
Jan 23	$13,914	$13,402	$14,329
Feb 23	$12,881	$12,533	$13,345
Mar 23	$13,378	$12,912	$13,825
Apr 23	$13,102	$12,766	$13,500
May 23	$12,866	$12,552	$13,357
Jun 23	$13,257	$13,028	$13,719
Jul 23	$14,083	$13,839	$14,575
Aug 23	$13,154	$12,987	$13,676
Sep 23	$12,787	$12,647	$13,322
Oct 23	$12,324	$12,156	$12,795
Nov 23	$13,194	$13,128	$13,766
Dec 23	$13,592	$13,642	$14,215
Jan 24	$12,898	$13,008	$13,473
Feb 24	$13,627	$13,627	$14,262
Mar 24	$14,020	$13,927	$14,642
Apr 24	$14,052	$14,027	$14,829
May 24	$14,415	$14,107	$15,038
Jun 24	$14,995	$14,663	$15,785
Jul 24	$15,024	$14,707	$15,741
Aug 24	$15,158	$14,944	$15,998
Sep 24	$16,199	$15,942	$17,279
Oct 24	$15,554	$15,233	$16,489
Nov 24	$15,177	$14,686	$15,878
Dec 24	$15,047	$14,666	$15,916
Jan 25	$15,176	$14,927	$16,033
Feb 25	$15,321	$15,000	$16,139
Mar 25	$15,422	$15,095	$16,130
Apr 25	$15,392	$15,293	$16,252
May 25	$16,080	$15,946	$17,064
Jun 25	$17,210	$16,904	$18,132
Jul 25	$17,536	$17,234	$18,580
Aug 25	$17,841	$17,455	$18,718
Sep 25	$19,120	$18,703	$20,113
Oct 25	$19,962	$19,485	$21,112
Nov 25	$19,417	$19,019	$20,442
Dec 25	$19,910	$19,588	$21,042
Jan 26	$21,330	$21,322	$22,699
Feb 26	$22,514	$22,494	$23,956
Mar 26	$20,103	$19,556	$20,623
Apr 26	$23,088	$22,433	$24,085
May 26	$25,033	$24,606	$26,587
Jun 26	$24,996	$24,259	$26,068
Jul 26	$23,799	$23,513	$25,487
Aug 26	$24,862	$24,305	$26,410

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
39.28%	7.84%	9.54%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI EM Asia Custom Capped Index (Spliced)...
41.09	8.49	10.20

Key Fund statistics

Table Summary
Net Assets...
$876,670,929
Number of Portfolio Holdings...
910
Net Investment Advisory Fees...
$6,726,641
Portfolio Turnover Rate...
32%

The MSCI EM Asia Custom Capped Index (Spliced) reflects the performance of the MSCI Emerging Markets Asia Index (Net) through May 31, 2018 and the MSCI EM Asia Custom Capped Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
43.9%
Financials...
16.4
Consumer Discretionary...
9.4
Industrials...
8.1
Communication Services...
6.5
Materials...
4.6
Health Care...
3.6
Energy...
2.6
Consumer Staples...
2.5
Utilities...
1.6
Real Estate...
0.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
31.4%
China...
29.5
South Korea...
20.2
India...
15.1
Malaysia...
1.3
Thailand...
1.3
Indonesia...
0.7
Philippines...
0.4
Hong Kong...
0.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets Asia ETF

Annual Shareholder Report — August 31, 2026

EEMA-08/26-AR

iShares MSCI Emerging Markets ex China ETF

EMXC | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets ex China ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets ex China ETF	$32	0.25%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 58.81%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets ex China Index (Net) returned 59.26%.

What contributed to performance?

Taiwanese stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Semiconductor stocks were supported by soaring demand for advanced chips used in high-performance computing and artificial intelligence (“AI”) applications, which benefited manufacturers of cutting-edge semiconductors. Electronic component makers also benefited from strong demand related to AI infrastructure, particularly for power management, thermal management, and other components used in data centers. South Korean equities were meaningful contributors, as the information technology sector gained amid heightened investment in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

Indian equities modestly detracted from the Fund’s return during the reporting period, as they were affected by macroeconomic headwinds, including surging crude oil prices, elevated bond yields, and foreign institutional investor capital outflows.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 18, 2017 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets ex China Index (Net)
Jun 17	$10,000	$10,000	$10,000
Jul 17	$10,038	$10,133	$10,052
Aug 17	$10,183	$10,359	$10,196
Sep 17	$10,082	$10,318	$10,096
Oct 17	$10,414	$10,680	$10,430
Nov 17	$10,362	$10,701	$10,391
Dec 17	$10,804	$11,086	$10,839
Jan 18	$11,508	$12,009	$11,552
Feb 18	$11,048	$11,455	$11,112
Mar 18	$10,929	$11,227	$10,953
Apr 18	$10,855	$11,193	$10,906
May 18	$10,197	$10,796	$10,267
Jun 18	$9,831	$10,348	$9,895
Jul 18	$10,279	$10,575	$10,337
Aug 18	$10,040	$10,289	$10,109
Sep 18	$10,024	$10,234	$10,095
Oct 18	$9,281	$9,343	$9,341
Nov 18	$9,528	$9,728	$9,598
Dec 18	$9,428	$9,471	$9,493
Jan 19	$10,157	$10,300	$10,229
Feb 19	$10,023	$10,323	$10,103
Mar 19	$10,006	$10,410	$10,110
Apr 19	$10,209	$10,629	$10,317
May 19	$9,771	$9,857	$9,866
Jun 19	$10,297	$10,473	$10,402
Jul 19	$10,115	$10,344	$10,242
Aug 19	$9,596	$9,840	$9,710
Sep 19	$9,887	$10,028	$9,986
Oct 19	$10,289	$10,451	$10,415
Nov 19	$10,185	$10,437	$10,309
Dec 19	$10,904	$11,215	$11,032
Jan 20	$10,415	$10,692	$10,526
Feb 20	$9,540	$10,129	$9,629
Mar 20	$7,608	$8,569	$7,653
Apr 20	$8,394	$9,353	$8,503
May 20	$8,588	$9,425	$8,639
Jun 20	$9,110	$10,118	$9,179
Jul 20	$9,880	$11,022	$9,967
Aug 20	$9,871	$11,266	$9,946
Sep 20	$9,809	$11,085	$9,869
Oct 20	$9,745	$11,313	$9,842
Nov 20	$11,137	$12,360	$11,238
Dec 20	$12,300	$13,268	$12,416
Jan 21	$12,328	$13,675	$12,462
Feb 21	$12,549	$13,780	$12,708
Mar 21	$12,771	$13,572	$12,917
Apr 21	$13,137	$13,909	$13,325
May 21	$13,421	$14,069	$13,626
Jun 21	$13,581	$14,257	$13,790
Jul 21	$13,241	$13,297	$13,450
Aug 21	$13,687	$13,645	$13,989
Sep 21	$13,178	$13,103	$13,509
Oct 21	$13,230	$13,232	$13,491
Nov 21	$12,805	$12,693	$13,078
Dec 21	$13,366	$12,931	$13,662
Jan 22	$13,344	$12,686	$13,473
Feb 22	$12,756	$12,307	$13,128
Mar 22	$12,840	$12,029	$13,184
Apr 22	$12,026	$11,360	$12,366
May 22	$12,078	$11,410	$12,380
Jun 22	$10,641	$10,652	$10,821
Jul 22	$11,157	$10,626	$11,341
Aug 22	$11,063	$10,670	$11,398
Sep 22	$9,947	$9,419	$10,216
Oct 22	$10,311	$9,127	$10,538
Nov 22	$11,355	$10,480	$11,524
Dec 22	$10,784	$10,333	$11,031
Jan 23	$11,509	$11,149	$11,698
Feb 23	$10,891	$10,426	$11,169
Mar 23	$11,200	$10,742	$11,428
Apr 23	$11,303	$10,620	$11,522
May 23	$11,406	$10,442	$11,684
Jun 23	$11,860	$10,838	$12,119
Jul 23	$12,335	$11,513	$12,645
Aug 23	$11,693	$10,803	$12,022
Sep 23	$11,395	$10,521	$11,715
Oct 23	$11,008	$10,112	$11,279
Nov 23	$12,088	$10,921	$12,445
Dec 23	$12,802	$11,349	$13,241
Jan 24	$12,476	$10,822	$12,912
Feb 24	$12,945	$11,336	$13,370
Mar 24	$13,291	$11,586	$13,727
Apr 24	$13,025	$11,669	$13,549
May 24	$13,118	$11,735	$13,535
Jun 24	$13,799	$12,198	$14,356
Jul 24	$13,993	$12,234	$14,477
Aug 24	$14,154	$12,432	$14,739
Sep 24	$14,268	$13,262	$14,925
Oct 24	$13,718	$12,672	$14,346
Nov 24	$13,443	$12,217	$13,877
Dec 24	$13,185	$12,200	$13,713
Jan 25	$13,395	$12,418	$14,003
Feb 25	$12,972	$12,478	$13,471
Mar 25	$13,112	$12,557	$13,477
Apr 25	$13,506	$12,722	$13,997
May 25	$14,116	$13,265	$14,684
Jun 25	$15,151	$14,063	$15,705
Jul 25	$15,178	$14,337	$15,833
Aug 25	$15,225	$14,521	$15,797
Sep 25	$16,228	$15,559	$16,748
Oct 25	$17,370	$16,210	$18,054
Nov 25	$17,049	$15,822	$17,630
Dec 25	$17,791	$16,295	$18,459
Jan 26	$19,516	$17,738	$20,386
Feb 26	$21,424	$18,713	$22,338
Mar 26	$18,999	$16,268	$19,042
Apr 26	$22,072	$18,662	$22,565
May 26	$24,614	$20,469	$25,609
Jun 26	$25,184	$20,181	$25,617
Jul 26	$22,855	$19,561	$24,104
Aug 26	$24,179	$20,219	$25,159

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	Since Fund Inception
Fund NAV...
58.81%	12.05%	10.16%
MSCI Emerging Markets Index (Net)...
39.25	8.18	8.03
MSCI Emerging Markets ex China Index (Net)...
59.26	12.46	10.65

Key Fund statistics

Table Summary
Net Assets...
$24,917,725,587
Number of Portfolio Holdings...
615
Net Investment Advisory Fees...
$45,387,702
Portfolio Turnover Rate...
11%

The inception date of the Fund was July 18, 2017.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
49.7%
Financials...
19.4
Industrials...
6.8
Materials...
6.4
Consumer Discretionary...
4.0
Energy...
3.4
Communication Services...
3.0
Consumer Staples...
2.7
Health Care...
1.9
Utilities...
1.9
Real Estate...
0.8
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
34.7%
South Korea...
26.0
India...
14.3
Brazil...
5.0
South Africa...
4.1
Saudi Arabia...
3.0
Mexico...
2.1
United Arab Emirates...
1.5
Poland...
1.5
Thailand...
1.2
OtherFootnote Reference(b)...
6.6
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Effective December 30, 2025, the Fund updated its investment policy to indicate that it intends to be “diversified,” as defined in the Investment Company Act of 1940, in approximately the same proportion as its Underlying Index is diversified. Therefore, shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in the relative market capitalization or index weighting of the constituents of its Underlying Index.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets ex China ETF

Annual Shareholder Report — August 31, 2026

EMXC-08/26-AR

iShares MSCI Emerging Markets Min Vol Factor ETF

EEMV | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Min Vol Factor ETF	$28	0.25%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 23.94%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Minimum Volatility Index (Net) returned 24.39%.

What contributed to performance?

Taiwan stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Electronic component makers benefited from strong demand related to artificial intelligence (“AI”) infrastructure, particularly for power management, thermal management, and other components used in data centers. Semiconductor stocks advanced due to soaring demand for advanced chips used in high-performance computing and AI applications. South Korean equities were also meaningful contributors, as the information technology sector gained amid increased investments in AI. Stocks were further supported by surging global demand for advanced memory chips, which lifted export volumes and pushed prices sharply higher.

What detracted from performance?

Indian equities detracted from the Fund’s return during the reporting period. IT consulting and other companies in the information technology sector were pressured by the rapid shift toward AI, which is changing how clients allocate spending and creating pricing pressure on traditional IT outsourcing services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Minimum Volatility Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,030	$10,129	$10,028
Oct 16	$9,910	$10,153	$9,911
Nov 16	$9,461	$9,685	$9,459
Dec 16	$9,370	$9,707	$9,372
Jan 17	$9,613	$10,238	$9,617
Feb 17	$9,889	$10,551	$9,896
Mar 17	$10,153	$10,818	$10,160
Apr 17	$10,307	$11,054	$10,327
May 17	$10,518	$11,381	$10,537
Jun 17	$10,599	$11,496	$10,621
Jul 17	$10,942	$12,181	$10,974
Aug 17	$11,111	$12,453	$11,145
Sep 17	$11,078	$12,403	$11,113
Oct 17	$11,304	$12,838	$11,341
Nov 17	$11,323	$12,864	$11,369
Dec 17	$11,836	$13,326	$11,877
Jan 18	$12,530	$14,436	$12,580
Feb 18	$12,066	$13,770	$12,114
Mar 18	$12,023	$13,496	$12,075
Apr 18	$12,021	$13,455	$12,084
May 18	$11,834	$12,978	$11,895
Jun 18	$11,417	$12,439	$11,480
Jul 18	$11,709	$12,712	$11,771
Aug 18	$11,633	$12,368	$11,702
Sep 18	$11,637	$12,303	$11,710
Oct 18	$10,843	$11,231	$10,901
Nov 18	$11,244	$11,694	$11,310
Dec 18	$11,118	$11,384	$11,191
Jan 19	$11,746	$12,381	$11,825
Feb 19	$11,784	$12,409	$11,868
Mar 19	$11,800	$12,513	$11,889
Apr 19	$11,951	$12,777	$12,047
May 19	$11,395	$11,849	$11,480
Jun 19	$11,852	$12,589	$11,937
Jul 19	$11,790	$12,435	$11,877
Aug 19	$11,465	$11,829	$11,556
Sep 19	$11,509	$12,055	$11,602
Oct 19	$11,786	$12,563	$11,882
Nov 19	$11,533	$12,546	$11,633
Dec 19	$12,034	$13,482	$12,140
Jan 20	$11,549	$12,853	$11,654
Feb 20	$10,905	$12,175	$11,004
Mar 20	$9,658	$10,300	$9,726
Apr 20	$10,514	$11,243	$10,639
May 20	$10,500	$11,330	$10,564
Jun 20	$10,842	$12,162	$10,930
Jul 20	$11,393	$13,249	$11,496
Aug 20	$11,588	$13,542	$11,697
Sep 20	$11,393	$13,325	$11,509
Oct 20	$11,414	$13,599	$11,539
Nov 20	$12,263	$14,857	$12,405
Dec 20	$12,923	$15,949	$13,087
Jan 21	$13,018	$16,439	$13,189
Feb 21	$13,144	$16,564	$13,333
Mar 21	$13,270	$16,314	$13,456
Apr 21	$13,413	$16,720	$13,603
May 21	$13,628	$16,912	$13,833
Jun 21	$13,623	$17,137	$13,866
Jul 21	$13,093	$15,984	$13,317
Aug 21	$13,562	$16,402	$13,842
Sep 21	$13,294	$15,751	$13,589
Oct 21	$13,394	$15,906	$13,664
Nov 21	$13,091	$15,258	$13,365
Dec 21	$13,507	$15,544	$13,813
Jan 22	$13,370	$15,250	$13,538
Feb 22	$13,299	$14,794	$13,596
Mar 22	$13,150	$14,460	$13,497
Apr 22	$12,685	$13,655	$13,044
May 22	$12,531	$13,716	$12,819
Jun 22	$11,897	$12,804	$12,118
Jul 22	$12,023	$12,773	$12,251
Aug 22	$11,842	$12,826	$12,160
Sep 22	$10,952	$11,322	$11,244
Oct 22	$10,811	$10,971	$11,062
Nov 22	$11,829	$12,598	$12,032
Dec 22	$11,603	$12,421	$11,886
Jan 23	$12,024	$13,402	$12,268
Feb 23	$11,623	$12,533	$11,904
Mar 23	$11,984	$12,912	$12,251
Apr 23	$12,237	$12,766	$12,498
May 23	$12,002	$12,552	$12,302
Jun 23	$12,175	$13,028	$12,461
Jul 23	$12,550	$13,839	$12,874
Aug 23	$12,035	$12,987	$12,374
Sep 23	$11,854	$12,647	$12,195
Oct 23	$11,469	$12,156	$11,776
Nov 23	$12,085	$13,128	$12,449
Dec 23	$12,533	$13,642	$12,945
Jan 24	$12,248	$13,008	$12,670
Feb 24	$12,760	$13,627	$13,194
Mar 24	$12,749	$13,927	$13,150
Apr 24	$12,642	$14,027	$13,092
May 24	$12,660	$14,107	$13,044
Jun 24	$13,041	$14,663	$13,512
Jul 24	$13,375	$14,707	$13,870
Aug 24	$13,743	$14,944	$14,304
Sep 24	$14,322	$15,942	$14,971
Oct 24	$13,768	$15,233	$14,333
Nov 24	$13,598	$14,686	$14,086
Dec 24	$13,582	$14,666	$14,114
Jan 25	$13,590	$14,927	$14,111
Feb 25	$13,406	$15,000	$13,856
Mar 25	$13,571	$15,095	$14,029
Apr 25	$13,912	$15,293	$14,421
May 25	$14,188	$15,946	$14,741
Jun 25	$14,762	$16,904	$15,325
Jul 25	$14,647	$17,234	$15,238
Aug 25	$14,799	$17,455	$15,351
Sep 25	$15,078	$18,703	$15,625
Oct 25	$15,391	$19,485	$15,994
Nov 25	$15,212	$19,019	$15,787
Dec 25	$15,396	$19,588	$16,008
Jan 26	$16,087	$21,322	$16,749
Feb 26	$16,518	$22,494	$17,176
Mar 26	$15,353	$19,556	$15,658
Apr 26	$16,862	$22,433	$17,370
May 26	$18,093	$24,606	$18,808
Jun 26	$18,201	$24,259	$18,723
Jul 26	$17,284	$23,513	$18,124
Aug 26	$18,342	$24,305	$19,095

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
23.94%	6.23%	6.25%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Minimum Volatility Index (Net)...
24.39	6.65	6.68

Key Fund statistics

Table Summary
Net Assets...
$3,660,042,824
Number of Portfolio Holdings...
301
Net Investment Advisory Fees...
$9,345,010
Portfolio Turnover Rate...
27%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
36.5%
Financials...
19.7
Communication Services...
10.8
Consumer Staples...
6.1
Health Care...
5.8
Consumer Discretionary...
4.6
Industrials...
4.5
Utilities...
4.4
Energy...
4.2
Materials...
2.7
Real Estate...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
22.3%
China...
19.6
India...
16.5
South Korea...
15.4
Saudi Arabia...
6.8
United Arab Emirates...
3.4
Malaysia...
2.5
Brazil...
1.8
Thailand...
1.7
Kuwait...
1.6
OtherFootnote Reference(b)...
8.4
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets Min Vol Factor ETF

Annual Shareholder Report — August 31, 2026

EEMV-08/26-AR

iShares MSCI Emerging Markets Small-Cap ETF

EEMS | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Emerging Markets Small-Cap ETF	$78	0.71%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.01%.

  For the same period, the MSCI Emerging Markets Index (Net) returned 39.25% and the MSCI Emerging Markets Small Cap Index (Net) returned 19.49%.

What contributed to performance?

Taiwanese small-cap stocks were the largest contributors to the Fund’s return during the reporting period, driven by the information technology sector. Strong structural demand for artificial intelligence (“AI”) and high-performance computing applications continued to support the semiconductor sector. This demand extended to peripheral hardware makers, with electronic component manufacturers benefiting from increased orders for critical data center power and cooling systems. South Korean equities were also meaningful contributors, as the information technology sector gained amid increased investments in AI. Small-cap industrial stocks benefited from their critical role in data center infrastructure build outs.

What detracted from performance?

Chinese small-cap healthcare stocks detracted from the Fund's return during the reporting period. Biotechnology companies faced headwind pressures from elevated geopolitical scrutiny, which strained cross-border funding and out-licensing opportunities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Small Cap Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,127	$10,129	$10,131
Oct 16	$9,970	$10,153	$9,981
Nov 16	$9,515	$9,685	$9,516
Dec 16	$9,496	$9,707	$9,500
Jan 17	$9,932	$10,238	$9,945
Feb 17	$10,450	$10,551	$10,462
Mar 17	$10,740	$10,818	$10,737
Apr 17	$10,858	$11,054	$10,858
May 17	$10,902	$11,381	$10,934
Jun 17	$11,004	$11,496	$11,019
Jul 17	$11,393	$12,181	$11,413
Aug 17	$11,617	$12,453	$11,635
Sep 17	$11,626	$12,403	$11,640
Oct 17	$12,011	$12,838	$12,049
Nov 17	$12,235	$12,864	$12,261
Dec 17	$12,722	$13,326	$12,715
Jan 18	$13,472	$14,436	$13,452
Feb 18	$12,912	$13,770	$12,900
Mar 18	$12,748	$13,496	$12,710
Apr 18	$12,760	$13,455	$12,722
May 18	$12,500	$12,978	$12,457
Jun 18	$11,690	$12,439	$11,640
Jul 18	$11,828	$12,712	$11,782
Aug 18	$11,573	$12,368	$11,534
Sep 18	$11,187	$12,303	$11,151
Oct 18	$10,013	$11,231	$9,975
Nov 18	$10,572	$11,694	$10,520
Dec 18	$10,407	$11,384	$10,351
Jan 19	$10,969	$12,381	$10,908
Feb 19	$11,103	$12,409	$11,050
Mar 19	$11,202	$12,513	$11,154
Apr 19	$11,217	$12,777	$11,178
May 19	$10,662	$11,849	$10,628
Jun 19	$11,072	$12,589	$11,045
Jul 19	$10,905	$12,435	$10,880
Aug 19	$10,358	$11,829	$10,336
Sep 19	$10,565	$12,055	$10,539
Oct 19	$10,980	$12,563	$10,944
Nov 19	$10,915	$12,546	$10,877
Dec 19	$11,583	$13,482	$11,542
Jan 20	$11,107	$12,853	$11,081
Feb 20	$10,311	$12,175	$10,299
Mar 20	$7,948	$10,300	$7,922
Apr 20	$9,022	$11,243	$9,025
May 20	$9,261	$11,330	$9,239
Jun 20	$10,094	$12,162	$10,071
Jul 20	$11,011	$13,249	$11,001
Aug 20	$11,465	$13,542	$11,452
Sep 20	$11,273	$13,325	$11,265
Oct 20	$11,209	$13,599	$11,203
Nov 20	$12,800	$14,857	$12,781
Dec 20	$13,766	$15,949	$13,768
Jan 21	$13,789	$16,439	$13,779
Feb 21	$14,573	$16,564	$14,600
Mar 21	$14,792	$16,314	$14,823
Apr 21	$15,672	$16,720	$15,718
May 21	$15,909	$16,912	$16,114
Jun 21	$16,434	$17,137	$16,491
Jul 21	$16,195	$15,984	$16,274
Aug 21	$16,324	$16,402	$16,463
Sep 21	$15,936	$15,751	$16,135
Oct 21	$16,056	$15,906	$16,164
Nov 21	$15,614	$15,258	$15,689
Dec 21	$16,245	$15,544	$16,349
Jan 22	$15,719	$15,250	$15,626
Feb 22	$15,194	$14,794	$15,236
Mar 22	$15,465	$14,460	$15,641
Apr 22	$14,644	$13,655	$14,856
May 22	$14,479	$13,716	$14,613
Jun 22	$13,030	$12,804	$13,074
Jul 22	$13,399	$12,773	$13,435
Aug 22	$13,549	$12,826	$13,768
Sep 22	$12,207	$11,322	$12,387
Oct 22	$12,293	$10,971	$12,378
Nov 22	$13,521	$12,598	$13,542
Dec 22	$13,255	$12,421	$13,403
Jan 23	$14,117	$13,402	$14,197
Feb 23	$13,625	$12,533	$13,792
Mar 23	$13,803	$12,912	$13,921
Apr 23	$13,928	$12,766	$14,014
May 23	$14,031	$12,552	$14,169
Jun 23	$14,725	$13,028	$14,810
Jul 23	$15,616	$13,839	$15,777
Aug 23	$15,309	$12,987	$15,564
Sep 23	$14,986	$12,647	$15,244
Oct 23	$14,311	$12,156	$14,507
Nov 23	$15,592	$13,128	$15,905
Dec 23	$16,239	$13,642	$16,608
Jan 24	$15,891	$13,008	$16,322
Feb 24	$16,349	$13,627	$16,770
Mar 24	$16,442	$13,927	$16,780
Apr 24	$16,630	$14,027	$17,115
May 24	$16,862	$14,107	$17,227
Jun 24	$17,268	$14,663	$17,778
Jul 24	$17,256	$14,707	$17,770
Aug 24	$17,515	$14,944	$18,086
Sep 24	$18,096	$15,942	$18,752
Oct 24	$17,321	$15,233	$17,983
Nov 24	$17,048	$14,686	$17,584
Dec 24	$16,777	$14,666	$17,404
Jan 25	$16,373	$14,927	$16,918
Feb 25	$16,054	$15,000	$16,472
Mar 25	$16,057	$15,095	$16,447
Apr 25	$16,416	$15,293	$16,895
May 25	$17,590	$15,946	$18,231
Jun 25	$18,630	$16,904	$19,272
Jul 25	$18,632	$17,234	$19,394
Aug 25	$19,226	$17,455	$19,907
Sep 25	$19,639	$18,703	$20,306
Oct 25	$20,006	$19,485	$20,768
Nov 25	$19,802	$19,019	$20,467
Dec 25	$19,951	$19,588	$20,637
Jan 26	$21,424	$21,322	$22,138
Feb 26	$22,282	$22,494	$23,052
Mar 26	$20,293	$19,556	$20,486
Apr 26	$22,678	$22,433	$23,232
May 26	$23,134	$24,606	$24,011
Jun 26	$22,659	$24,259	$23,298
Jul 26	$20,819	$23,513	$21,731
Aug 26	$22,881	$24,305	$23,787

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.01%	6.99%	8.63%
MSCI Emerging Markets Index (Net)...
39.25	8.18	9.29
MSCI Emerging Markets Small Cap Index (Net)...
19.49	7.64	9.05

Key Fund statistics

Table Summary
Net Assets...
$376,012,048
Number of Portfolio Holdings...
1,708
Net Investment Advisory Fees...
$2,838,969
Portfolio Turnover Rate...
40%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
24.2%
Industrials...
17.3
Financials...
10.9
Consumer Discretionary...
10.1
Materials...
10.0
Health Care...
8.7
Real Estate...
5.7
Consumer Staples...
5.2
Communication Services...
3.1
Utilities...
2.8
Energy...
2.0
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Taiwan...
26.5%
India...
21.4
South Korea...
14.7
China...
9.0
South Africa...
3.4
Saudi Arabia...
3.3
Brazil...
3.3
Malaysia...
2.8
Thailand...
2.7
Turkey...
1.9
OtherFootnote Reference(b)...
11.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Emerging Markets Small-Cap ETF

Annual Shareholder Report — August 31, 2026

EEMS-08/26-AR

iShares MSCI Global Min Vol Factor ETF

ACWV | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Min Vol Factor ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Min Vol Factor ETF	$21	0.20%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 8.96%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Minimum Volatility Index (Net) returned 8.75%.

What contributed to performance?

Stocks in the United States contributed the most to the Fund’s return during the reporting period, led by the healthcare sector. Pharmaceutical stocks advanced on robust demand for GLP-1 therapies and continued innovation in oncology and immunology, as well as increased acquisition activity as pharmaceutical companies sought to rebuild their pipelines by acquiring emerging biotechnology companies. Information technology stocks also contributed. In the communications equipment space, strong interest in artificial intelligence (“AI”)-ready networking equipment and silicon infrastructure drove orders from enterprise and hyperscale customers. In Taiwan, semiconductor stocks were supported by surging demand for advanced chips used in high-performance computing and AI applications, benefiting leading manufacturers of cutting-edge semiconductors.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Minimum Volatility Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,024	$10,061	$10,024
Oct 16	$9,724	$9,891	$9,723
Nov 16	$9,565	$9,966	$9,560
Dec 16	$9,739	$10,181	$9,733
Jan 17	$9,908	$10,459	$9,901
Feb 17	$10,242	$10,753	$10,235
Mar 17	$10,311	$10,884	$10,297
Apr 17	$10,427	$11,054	$10,414
May 17	$10,731	$11,298	$10,712
Jun 17	$10,684	$11,349	$10,660
Jul 17	$10,882	$11,667	$10,854
Aug 17	$10,975	$11,711	$10,947
Sep 17	$10,990	$11,938	$10,956
Oct 17	$11,163	$12,185	$11,132
Nov 17	$11,442	$12,421	$11,408
Dec 17	$11,509	$12,622	$11,478
Jan 18	$11,895	$13,334	$11,856
Feb 18	$11,434	$12,773	$11,390
Mar 18	$11,422	$12,491	$11,381
Apr 18	$11,432	$12,620	$11,396
May 18	$11,452	$12,636	$11,408
Jun 18	$11,485	$12,567	$11,442
Jul 18	$11,839	$12,946	$11,794
Aug 18	$12,024	$13,048	$11,975
Sep 18	$12,158	$13,104	$12,102
Oct 18	$11,588	$12,122	$11,534
Nov 18	$11,950	$12,300	$11,893
Dec 18	$11,355	$11,433	$11,298
Jan 19	$11,917	$12,336	$11,856
Feb 19	$12,243	$12,666	$12,178
Mar 19	$12,494	$12,825	$12,423
Apr 19	$12,610	$13,258	$12,533
May 19	$12,475	$12,472	$12,397
Jun 19	$13,011	$13,289	$12,929
Jul 19	$13,039	$13,328	$12,956
Aug 19	$13,226	$13,011	$13,137
Sep 19	$13,376	$13,285	$13,284
Oct 19	$13,516	$13,649	$13,424
Nov 19	$13,525	$13,982	$13,431
Dec 19	$13,776	$14,474	$13,677
Jan 20	$13,968	$14,315	$13,869
Feb 20	$12,900	$13,159	$12,803
Mar 20	$11,579	$11,382	$11,489
Apr 20	$12,437	$12,601	$12,346
May 20	$12,728	$13,149	$12,619
Jun 20	$12,718	$13,569	$12,605
Jul 20	$13,214	$14,287	$13,096
Aug 20	$13,508	$15,162	$13,384
Sep 20	$13,319	$14,673	$13,199
Oct 20	$12,969	$14,316	$12,853
Nov 20	$13,847	$16,080	$13,717
Dec 20	$14,179	$16,827	$14,045
Jan 21	$13,951	$16,751	$13,820
Feb 21	$13,784	$17,139	$13,654
Mar 21	$14,427	$17,596	$14,288
Apr 21	$14,824	$18,366	$14,676
May 21	$15,093	$18,643	$14,947
Jun 21	$15,188	$18,897	$15,044
Jul 21	$15,439	$19,027	$15,281
Aug 21	$15,755	$19,504	$15,612
Sep 21	$15,179	$18,698	$15,057
Oct 21	$15,591	$19,652	$15,437
Nov 21	$15,297	$19,179	$15,139
Dec 21	$16,151	$19,946	$16,004
Jan 22	$15,414	$18,967	$15,217
Feb 22	$15,124	$18,477	$14,979
Mar 22	$15,630	$18,877	$15,520
Apr 22	$14,954	$17,366	$14,853
May 22	$14,835	$17,387	$14,689
Jun 22	$14,245	$15,921	$14,081
Jul 22	$14,679	$17,032	$14,505
Aug 22	$14,303	$16,405	$14,189
Sep 22	$13,348	$14,835	$13,232
Oct 22	$13,921	$15,730	$13,781
Nov 22	$14,869	$16,950	$14,644
Dec 22	$14,504	$16,283	$14,353
Jan 23	$14,787	$17,451	$14,601
Feb 23	$14,206	$16,950	$14,051
Mar 23	$14,762	$17,473	$14,573
Apr 23	$15,176	$17,724	$14,983
May 23	$14,686	$17,534	$14,505
Jun 23	$15,091	$18,553	$14,896
Jul 23	$15,320	$19,231	$15,137
Aug 23	$15,018	$18,694	$14,843
Sep 23	$14,688	$17,921	$14,523
Oct 23	$14,467	$17,382	$14,274
Nov 23	$15,203	$18,987	$14,982
Dec 23	$15,689	$19,899	$15,464
Jan 24	$15,862	$20,015	$15,664
Feb 24	$16,120	$20,874	$15,894
Mar 24	$16,438	$21,530	$16,184
Apr 24	$15,982	$20,819	$15,768
May 24	$16,325	$21,665	$16,059
Jun 24	$16,496	$22,147	$16,248
Jul 24	$17,147	$22,505	$16,898
Aug 24	$17,919	$23,076	$17,670
Sep 24	$18,073	$23,612	$17,845
Oct 24	$17,622	$23,082	$17,397
Nov 24	$18,194	$23,946	$17,906
Dec 24	$17,460	$23,379	$17,222
Jan 25	$17,931	$24,164	$17,676
Feb 25	$18,414	$24,018	$18,108
Mar 25	$18,604	$23,069	$18,289
Apr 25	$18,726	$23,284	$18,422
May 25	$18,950	$24,623	$18,652
Jun 25	$19,154	$25,728	$18,829
Jul 25	$18,793	$26,077	$18,514
Aug 25	$19,254	$26,721	$18,937
Sep 25	$19,364	$27,690	$19,029
Oct 25	$19,071	$28,309	$18,756
Nov 25	$19,530	$28,305	$19,194
Dec 25	$19,385	$28,601	$19,055
Jan 26	$19,685	$29,449	$19,347
Feb 26	$20,455	$29,828	$20,103
Mar 26	$19,455	$27,685	$18,995
Apr 26	$19,752	$30,502	$19,349
May 26	$19,920	$32,076	$19,555
Jun 26	$19,839	$31,818	$19,422
Jul 26	$20,480	$31,842	$20,116
Aug 26	$20,979	$32,693	$20,594

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
8.96%	5.89%	7.69%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Minimum Volatility Index (Net)...
8.75	5.70	7.49

Key Fund statistics

Table Summary
Net Assets...
$3,400,991,816
Number of Portfolio Holdings...
383
Net Investment Advisory Fees...
$6,644,023
Portfolio Turnover Rate...
25%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
26.3%
Financials...
14.3
Health Care...
13.5
Communication Services...
11.2
Consumer Staples...
9.5
Utilities...
7.2
Industrials...
7.0
Consumer Discretionary...
4.9
Energy...
4.3
Materials...
1.1
Real Estate...
0.7
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
58.8%
Japan...
10.1
China...
6.5
Taiwan...
4.4
India...
4.1
Switzerland...
1.5
Canada...
1.2
Singapore...
1.2
Hong Kong...
1.1
France...
1.1
OtherFootnote Reference(b)...
10.0
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Min Vol Factor ETF

Annual Shareholder Report — August 31, 2026

ACWV-08/26-AR

iShares MSCI Austria ETF

EWO | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Austria ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Austria ETF	$59	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 46.42%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Austria IMI 25/50 Index (Net) returned 47.05%.

What contributed to performance?

Diversified banks in the financials sector contributed the most to the Fund’s performance during the reporting period. These firms benefited from continued positive trends in consumer lending, operational efficiencies, and aggressive expansion plans. Additionally, insurance companies were supported by robust underwriting discipline, and solid growth across Central and Eastern European markets. In the information technology sector, a leading global manufacturer of high-end printed circuit boards and integrated circuit substrates gained due to a sharp rebound in demand for artificial intelligence(“AI”)-related infrastructure and substantial expansion plans. Additionally, in the energy sector, an integrated oil and gas producer gained amid heightened tensions and shipping disruptions in the Middle East that created volatile energy markets.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,481	$10,123	$10,488
Oct 16	$10,526	$9,978	$10,540
Nov 16	$10,366	$9,747	$10,386
Dec 16	$10,665	$9,996	$10,691
Jan 17	$11,206	$10,350	$11,236
Feb 17	$11,264	$10,515	$11,298
Mar 17	$11,683	$10,782	$11,726
Apr 17	$12,636	$11,013	$12,686
May 17	$13,634	$11,370	$13,663
Jun 17	$13,834	$11,405	$13,867
Jul 17	$14,874	$11,826	$14,908
Aug 17	$14,952	$11,888	$14,995
Sep 17	$15,266	$12,108	$15,315
Oct 17	$15,593	$12,336	$15,646
Nov 17	$15,783	$12,436	$15,842
Dec 17	$16,268	$12,714	$16,335
Jan 18	$17,645	$13,423	$17,722
Feb 18	$16,716	$12,790	$16,797
Mar 18	$16,670	$12,564	$16,752
Apr 18	$16,670	$12,764	$16,749
May 18	$15,741	$12,470	$15,807
Jun 18	$15,264	$12,235	$15,324
Jul 18	$16,045	$12,528	$16,108
Aug 18	$15,405	$12,266	$15,470
Sep 18	$15,453	$12,322	$15,516
Oct 18	$14,342	$11,320	$14,404
Nov 18	$13,884	$11,427	$13,944
Dec 18	$12,495	$10,909	$12,538
Jan 19	$13,648	$11,734	$13,715
Feb 19	$13,757	$11,963	$13,833
Mar 19	$13,587	$12,034	$13,662
Apr 19	$14,405	$12,352	$14,501
May 19	$13,321	$11,689	$13,374
Jun 19	$13,974	$12,393	$14,035
Jul 19	$13,722	$12,243	$13,781
Aug 19	$13,238	$11,865	$13,283
Sep 19	$13,526	$12,170	$13,573
Oct 19	$14,388	$12,595	$14,456
Nov 19	$14,248	$12,706	$14,311
Dec 19	$14,708	$13,256	$14,783
Jan 20	$14,109	$12,900	$14,183
Feb 20	$12,643	$11,880	$12,714
Mar 20	$9,246	$10,160	$9,267
Apr 20	$10,141	$10,930	$10,181
May 20	$10,303	$11,288	$10,325
Jun 20	$10,480	$11,798	$10,478
Jul 20	$10,550	$12,324	$10,528
Aug 20	$11,043	$12,852	$11,030
Sep 20	$10,324	$12,536	$10,298
Oct 20	$10,036	$12,266	$10,016
Nov 20	$12,833	$13,916	$12,832
Dec 20	$14,232	$14,669	$14,266
Jan 21	$14,795	$14,700	$14,855
Feb 21	$15,208	$14,991	$15,266
Mar 21	$15,635	$15,181	$15,692
Apr 21	$16,418	$15,628	$16,478
May 21	$17,935	$16,117	$18,012
Jun 21	$17,225	$16,012	$17,269
Jul 21	$17,512	$15,748	$17,584
Aug 21	$18,166	$16,047	$18,252
Sep 21	$17,908	$15,534	$18,073
Oct 21	$18,245	$15,904	$18,362
Nov 21	$17,627	$15,188	$17,630
Dec 21	$18,608	$15,816	$18,781
Jan 22	$18,499	$15,233	$18,471
Feb 22	$16,363	$14,931	$16,561
Mar 22	$15,772	$14,955	$16,025
Apr 22	$14,928	$14,016	$15,170
May 22	$15,689	$14,117	$15,723
Jun 22	$13,530	$12,902	$13,503
Jul 22	$13,870	$13,344	$13,833
Aug 22	$12,974	$12,915	$13,075
Sep 22	$11,639	$11,624	$11,775
Oct 22	$12,794	$11,972	$12,857
Nov 22	$14,905	$13,385	$14,644
Dec 22	$14,576	$13,285	$14,625
Jan 23	$16,160	$14,362	$16,160
Feb 23	$16,362	$13,859	$16,519
Mar 23	$15,438	$14,197	$15,472
Apr 23	$16,107	$14,444	$16,145
May 23	$15,016	$13,918	$14,917
Jun 23	$15,948	$14,543	$15,866
Jul 23	$16,600	$15,134	$16,584
Aug 23	$15,907	$14,451	$15,892
Sep 23	$15,498	$13,994	$15,522
Oct 23	$15,275	$13,417	$15,201
Nov 23	$16,628	$14,625	$16,601
Dec 23	$17,474	$15,360	$17,448
Jan 24	$17,138	$15,207	$17,228
Feb 24	$16,656	$15,592	$16,575
Mar 24	$17,564	$16,079	$17,518
Apr 24	$17,713	$15,791	$17,748
May 24	$19,034	$16,249	$18,885
Jun 24	$18,519	$16,234	$18,425
Jul 24	$19,145	$16,609	$19,032
Aug 24	$19,732	$17,082	$19,649
Sep 24	$19,322	$17,542	$19,259
Oct 24	$18,353	$16,682	$18,161
Nov 24	$17,909	$16,531	$17,797
Dec 24	$18,275	$16,210	$18,190
Jan 25	$19,232	$16,863	$19,252
Feb 25	$20,815	$17,096	$20,742
Mar 25	$21,705	$17,058	$21,555
Apr 25	$22,949	$17,674	$22,908
May 25	$25,120	$18,483	$25,018
Jun 25	$26,370	$19,111	$26,150
Jul 25	$26,253	$19,056	$26,337
Aug 25	$27,480	$19,717	$27,410
Sep 25	$27,849	$20,427	$27,698
Oct 25	$28,234	$20,840	$28,195
Nov 25	$29,527	$20,835	$29,471
Dec 25	$31,588	$21,459	$31,749
Jan 26	$33,679	$22,743	$33,815
Feb 26	$34,041	$23,885	$34,106
Mar 26	$31,724	$21,308	$31,351
Apr 26	$34,893	$23,364	$34,851
May 26	$36,967	$24,541	$37,107
Jun 26	$38,505	$24,396	$38,542
Jul 26	$38,683	$24,480	$38,480
Aug 26	$40,237	$25,109	$40,305

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
46.42%	17.24%	14.94%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Austria IMI 25/50 Index (Net)...
47.05	17.17	14.96

Key Fund statistics

Table Summary
Net Assets...
$202,865,989
Number of Portfolio Holdings...
24
Net Investment Advisory Fees...
$637,164
Portfolio Turnover Rate...
22%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
47.6%
Industrials...
15.2
Materials...
11.8
Energy...
9.7
Utilities...
7.2
Information Technology...
4.5
Real Estate...
4.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Erste Group Bank AG...
23.3%
BAWAG Group AG...
11.8
OMV AG...
9.7
Raiffeisen Bank International AG...
4.7
ANDRITZ AG...
4.6
Verbund AG...
4.6
AT&S Austria Technologie & Systemtechnik AG...
4.6
voestalpine AG...
4.5
Vienna Insurance Group AG Wiener Versicherung Gruppe...
4.3
Wienerberger AG, Bearer...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Austria ETF

Annual Shareholder Report — August 31, 2026

EWO-08/26-AR

iShares MSCI Belgium ETF

EWK | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Belgium ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Belgium ETF	$53	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.03%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Belgium IMI 25/50 Index (Net) returned 21.19%.

What contributed to performance?

Stocks in the healthcare sector contributed the most to the Fund’s return during the reporting period, most notably in the biotechnology subsector. A developer of antibody-based medicines to treat autoimmune diseases gained, driven by blockbuster sales growth for its rare disease drug that causes severe muscle weakness, as well as important clinical trial successes that expanded its market potential. In the consumer staples sector, a multinational beverage and brewing company gained amid robust pricing power, in addition to growth in its premium and non-alcoholic brands. In the packaged foods and meats subsector, a food company was supported by the growing popularity of its products. In the financials sector, diversified banks were helped by lending growth and inflows of deposits, as well as digital innovation. Further, an insurance company contributed after it successfully executing significant changes to its capital management strategy.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Belgium IMI 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,380	$10,123	$10,383
Oct 16	$9,851	$9,978	$9,854
Nov 16	$9,482	$9,747	$9,483
Dec 16	$9,781	$9,996	$9,783
Jan 17	$9,881	$10,350	$9,889
Feb 17	$9,964	$10,515	$9,974
Mar 17	$10,459	$10,782	$10,473
Apr 17	$10,798	$11,013	$10,808
May 17	$11,304	$11,370	$11,294
Jun 17	$11,061	$11,405	$11,052
Jul 17	$11,729	$11,826	$11,724
Aug 17	$11,644	$11,888	$11,643
Sep 17	$11,972	$12,108	$11,976
Oct 17	$12,079	$12,336	$12,084
Nov 17	$11,983	$12,436	$11,983
Dec 17	$12,055	$12,714	$12,056
Jan 18	$13,046	$13,423	$13,055
Feb 18	$12,571	$12,790	$12,582
Mar 18	$12,221	$12,564	$12,234
Apr 18	$12,021	$12,764	$12,023
May 18	$11,540	$12,470	$11,526
Jun 18	$11,546	$12,235	$11,529
Jul 18	$11,896	$12,528	$11,883
Aug 18	$11,488	$12,266	$11,481
Sep 18	$11,219	$12,322	$11,213
Oct 18	$10,187	$11,320	$10,178
Nov 18	$10,327	$11,427	$10,318
Dec 18	$9,601	$10,909	$9,586
Jan 19	$10,387	$11,734	$10,380
Feb 19	$10,557	$11,963	$10,550
Mar 19	$10,798	$12,034	$10,798
Apr 19	$11,185	$12,352	$11,178
May 19	$10,452	$11,689	$10,424
Jun 19	$10,986	$12,393	$10,962
Jul 19	$11,404	$12,243	$11,384
Aug 19	$11,052	$11,865	$11,032
Sep 19	$11,285	$12,170	$11,267
Oct 19	$11,464	$12,595	$11,449
Nov 19	$11,685	$12,706	$11,670
Dec 19	$12,055	$13,256	$12,042
Jan 20	$11,741	$12,900	$11,729
Feb 20	$10,206	$11,880	$10,197
Mar 20	$8,810	$10,160	$8,810
Apr 20	$9,402	$10,930	$9,402
May 20	$9,747	$11,288	$9,734
Jun 20	$10,090	$11,798	$10,077
Jul 20	$10,554	$12,324	$10,545
Aug 20	$10,828	$12,852	$10,822
Sep 20	$10,407	$12,536	$10,403
Oct 20	$9,676	$12,266	$9,673
Nov 20	$11,785	$13,916	$11,784
Dec 20	$12,081	$14,669	$12,080
Jan 21	$11,939	$14,700	$11,943
Feb 21	$11,927	$14,991	$11,933
Mar 21	$12,530	$15,181	$11,974
Apr 21	$13,299	$15,628	$12,708
May 21	$13,951	$16,117	$13,331
Jun 21	$13,662	$16,012	$13,034
Jul 21	$13,669	$15,748	$13,055
Aug 21	$13,855	$16,047	$13,251
Sep 21	$13,146	$15,534	$12,585
Oct 21	$13,662	$15,904	$13,050
Nov 21	$12,929	$15,188	$12,254
Dec 21	$13,642	$15,816	$13,049
Jan 22	$13,106	$15,233	$12,419
Feb 22	$12,797	$14,931	$12,286
Mar 22	$12,899	$14,955	$12,465
Apr 22	$12,182	$14,016	$11,776
May 22	$12,035	$14,117	$11,445
Jun 22	$11,181	$12,902	$10,611
Jul 22	$11,272	$13,344	$10,688
Aug 22	$10,423	$12,915	$9,968
Sep 22	$9,520	$11,624	$9,147
Oct 22	$10,241	$11,972	$9,771
Nov 22	$11,514	$13,385	$10,603
Dec 22	$11,721	$13,285	$10,976
Jan 23	$12,312	$14,362	$11,505
Feb 23	$12,170	$13,859	$11,476
Mar 23	$12,372	$14,197	$11,633
Apr 23	$12,551	$14,444	$11,818
May 23	$11,455	$13,918	$10,698
Jun 23	$11,784	$14,543	$11,025
Jul 23	$12,580	$15,134	$11,828
Aug 23	$12,108	$14,451	$11,395
Sep 23	$11,546	$13,994	$10,869
Oct 23	$11,176	$13,417	$10,465
Nov 23	$12,080	$14,625	$11,340
Dec 23	$12,595	$15,360	$11,822
Jan 24	$12,139	$15,207	$11,489
Feb 24	$12,134	$15,592	$11,365
Mar 24	$12,529	$16,079	$11,783
Apr 24	$12,397	$15,791	$11,707
May 24	$13,011	$16,249	$12,135
Jun 24	$12,542	$16,234	$11,787
Jul 24	$13,317	$16,609	$12,502
Aug 24	$13,735	$17,082	$12,893
Sep 24	$14,221	$17,542	$13,378
Oct 24	$13,541	$16,682	$12,697
Nov 24	$13,055	$16,531	$12,262
Dec 24	$12,659	$16,210	$11,882
Jan 25	$12,856	$16,863	$12,132
Feb 25	$13,327	$17,096	$12,497
Mar 25	$13,585	$17,058	$12,702
Apr 25	$14,641	$17,674	$13,728
May 25	$15,138	$18,483	$14,163
Jun 25	$15,463	$19,111	$14,401
Jul 25	$15,241	$19,056	$14,447
Aug 25	$16,192	$19,717	$15,156
Sep 25	$16,326	$20,427	$15,215
Oct 25	$16,335	$20,840	$15,320
Nov 25	$16,969	$20,835	$15,910
Dec 25	$17,085	$21,459	$16,077
Jan 26	$18,356	$22,743	$17,235
Feb 26	$18,765	$23,885	$17,626
Mar 26	$17,015	$21,308	$15,795
Apr 26	$17,981	$23,364	$16,874
May 26	$18,923	$24,541	$17,789
Jun 26	$19,225	$24,396	$18,051
Jul 26	$19,197	$24,480	$17,973
Aug 26	$19,596	$25,109	$18,368

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.03%	7.18%	6.96%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Belgium IMI 25/50 Index (Net)...
21.19	6.75	6.27

Key Fund statistics

Table Summary
Net Assets...
$169,535,426
Number of Portfolio Holdings...
41
Net Investment Advisory Fees...
$355,115
Portfolio Turnover Rate...
15%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
25.1%
Consumer Staples...
23.5
Financials...
19.4
Real Estate...
9.5
Materials...
7.6
Industrials...
6.0
Utilities...
2.5
Consumer Discretionary...
1.9
Communication Services...
1.6
Information Technology...
1.5
Energy...
1.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Anheuser-Busch InBev SA/N.V...
20.1%
Argenx SE...
17.2
KBC Group N.V...
7.7
Ageas SA/N.V...
4.6
UCB SA...
4.4
Aedifica SA...
3.4
Ackermans & van Haaren N.V...
2.8
Syensqo SA...
2.6
Groupe Bruxelles Lambert N.V...
2.6
Elia Group SA/N.V., Class B...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Belgium ETF

Annual Shareholder Report — August 31, 2026

EWK-08/26-AR

iShares MSCI Eurozone ETF

EZU | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Eurozone ETF	$53	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 21.02%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI EMU Index (Net) returned 21.22%.

What contributed to performance?

Within the eurozone, a monetary union of 20 European Union member states that have adopted the euro, as their common currency, Dutch stocks were the leading contributor to the Fund’s return during the reporting period. The dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by robust demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Spanish financial stocks also contributed. Supported by the country’s growing economy, diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Additionally, in France, an industrials company specializing in energy management and industrial automation in the industrials sector gained due to solid demand for data center infrastructure, home electrification, and AI-related expansion.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI EMU Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,088	$10,123	$10,092
Oct 16	$9,968	$9,978	$9,974
Nov 16	$9,614	$9,747	$9,622
Dec 16	$10,215	$9,996	$10,232
Jan 17	$10,362	$10,350	$10,379
Feb 17	$10,454	$10,515	$10,474
Mar 17	$11,086	$10,782	$11,113
Apr 17	$11,545	$11,013	$11,573
May 17	$12,122	$11,370	$12,137
Jun 17	$11,988	$11,405	$11,999
Jul 17	$12,430	$11,826	$12,444
Aug 17	$12,472	$11,888	$12,491
Sep 17	$12,947	$12,108	$12,972
Oct 17	$13,064	$12,336	$13,093
Nov 17	$13,097	$12,436	$13,127
Dec 17	$13,067	$12,714	$13,103
Jan 18	$13,983	$13,423	$14,024
Feb 18	$13,172	$12,790	$13,213
Mar 18	$12,998	$12,564	$13,043
Apr 18	$13,398	$12,764	$13,438
May 18	$12,776	$12,470	$12,798
Jun 18	$12,665	$12,235	$12,688
Jul 18	$13,129	$12,528	$13,156
Aug 18	$12,705	$12,266	$12,735
Sep 18	$12,643	$12,322	$12,677
Oct 18	$11,536	$11,320	$11,569
Nov 18	$11,425	$11,427	$11,462
Dec 18	$10,850	$10,909	$10,889
Jan 19	$11,571	$11,734	$11,617
Feb 19	$11,932	$11,963	$11,983
Mar 19	$11,920	$12,034	$11,972
Apr 19	$12,514	$12,352	$12,564
May 19	$11,728	$11,689	$11,757
Jun 19	$12,598	$12,393	$12,628
Jul 19	$12,331	$12,243	$12,364
Aug 19	$12,042	$11,865	$12,079
Sep 19	$12,363	$12,170	$12,403
Oct 19	$12,798	$12,595	$12,845
Nov 19	$12,979	$12,706	$13,031
Dec 19	$13,357	$13,256	$13,416
Jan 20	$12,955	$12,900	$13,016
Feb 20	$11,820	$11,880	$11,880
Mar 20	$9,772	$10,160	$9,825
Apr 20	$10,388	$10,930	$10,443
May 20	$11,051	$11,288	$11,107
Jun 20	$11,707	$11,798	$11,764
Jul 20	$12,151	$12,324	$12,210
Aug 20	$12,717	$12,852	$12,783
Sep 20	$12,238	$12,536	$12,306
Oct 20	$11,533	$12,266	$11,541
Nov 20	$13,885	$13,916	$13,878
Dec 20	$14,477	$14,669	$14,475
Jan 21	$14,180	$14,700	$14,182
Feb 21	$14,669	$14,991	$14,678
Mar 21	$15,143	$15,181	$15,150
Apr 21	$15,845	$15,628	$15,852
May 21	$16,553	$16,117	$16,542
Jun 21	$16,207	$16,012	$16,173
Jul 21	$16,411	$15,748	$16,384
Aug 21	$16,750	$16,047	$16,711
Sep 21	$15,841	$15,534	$15,853
Oct 21	$16,530	$15,904	$16,480
Nov 21	$15,620	$15,188	$15,502
Dec 21	$16,445	$15,816	$16,434
Jan 22	$15,842	$15,233	$15,636
Feb 22	$14,758	$14,931	$14,847
Mar 22	$14,458	$14,955	$14,604
Apr 22	$13,445	$14,016	$13,579
May 22	$13,999	$14,117	$13,867
Jun 22	$12,427	$12,902	$12,287
Jul 22	$13,028	$13,344	$12,860
Aug 22	$12,063	$12,915	$12,045
Sep 22	$10,938	$11,624	$10,993
Oct 22	$12,017	$11,972	$11,969
Nov 22	$13,891	$13,385	$13,511
Dec 22	$13,604	$13,285	$13,500
Jan 23	$15,213	$14,362	$15,060
Feb 23	$14,944	$13,859	$14,948
Mar 23	$15,484	$14,197	$15,421
Apr 23	$15,963	$14,444	$15,902
May 23	$15,161	$13,918	$14,978
Jun 23	$16,048	$14,543	$15,910
Jul 23	$16,452	$15,134	$16,387
Aug 23	$15,693	$14,451	$15,635
Sep 23	$14,802	$13,994	$14,763
Oct 23	$14,406	$13,417	$14,257
Nov 23	$15,987	$14,625	$15,883
Dec 23	$16,723	$15,360	$16,597
Jan 24	$16,638	$15,207	$16,675
Feb 24	$17,280	$15,592	$17,163
Mar 24	$17,989	$16,079	$17,890
Apr 24	$17,367	$15,791	$17,372
May 24	$18,377	$16,249	$18,118
Jun 24	$17,548	$16,234	$17,444
Jul 24	$17,823	$16,609	$17,686
Aug 24	$18,522	$17,082	$18,383
Sep 24	$18,833	$17,542	$18,723
Oct 24	$17,774	$16,682	$17,607
Nov 24	$17,251	$16,531	$17,138
Dec 24	$17,153	$16,210	$17,035
Jan 25	$18,342	$16,863	$18,344
Feb 25	$19,112	$17,096	$18,985
Mar 25	$19,335	$17,058	$19,108
Apr 25	$20,304	$17,674	$20,139
May 25	$21,407	$18,483	$21,231
Jun 25	$22,065	$19,111	$21,792
Jul 25	$21,484	$19,056	$21,457
Aug 25	$22,186	$19,717	$22,032
Sep 25	$22,985	$20,427	$22,745
Oct 25	$23,032	$20,840	$22,879
Nov 25	$23,233	$20,835	$23,070
Dec 25	$23,956	$21,459	$23,899
Jan 26	$24,926	$22,743	$24,886
Feb 26	$25,663	$23,885	$25,587
Mar 26	$23,416	$21,308	$22,880
Apr 26	$24,964	$23,364	$24,759
May 26	$25,750	$24,541	$25,648
Jun 26	$26,390	$24,396	$26,179
Jul 26	$26,487	$24,480	$26,207
Aug 26	$26,848	$25,109	$26,708

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
21.02%	9.89%	10.38%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI EMU Index (Net)...
21.22	9.83	10.32

Key Fund statistics

Table Summary
Net Assets...
$9,909,814,942
Number of Portfolio Holdings...
219
Net Investment Advisory Fees...
$43,851,858
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.1%
Industrials...
19.8
Information Technology...
15.4
Consumer Discretionary...
8.1
Utilities...
6.6
Health Care...
5.9
Consumer Staples...
5.3
Materials...
4.0
Energy...
3.9
Communication Services...
3.3
Real Estate...
0.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
France...
27.8%
Germany...
25.4
Netherlands...
15.7
Spain...
11.6
Italy...
9.5
Belgium...
3.3
Finland...
2.5
Ireland...
1.2
Austria...
1.1
Sweden...
0.8
OtherFootnote Reference(b)...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Eurozone ETF

Annual Shareholder Report — August 31, 2026

EZU-08/26-AR

iShares MSCI France ETF

EWQ | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI France ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI France ETF	$50	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 10.38%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI France Index returned 11.18%.

What contributed to performance?

Stocks in the industrials sector contributed the most to the Fund’s performance during the reporting period. A company that specializes in energy management and industrial automation, gained due to demand for data center infrastructure, home electrification, and strategic investments in artificial intelligence (“AI”). Aerospace and defense companies benefited from increased global passenger traffic and growing order backlog at aircraft manufacturers. Diversified banks in the financials sector also contributed, driven by a further recovery of net interest income (the difference between the rates banks charge for loans and the rates paid for deposits). Supply disruptions stemming from the geopolitical conflict in the Middle East benefited companies in the energy sector.

What detracted from performance?

Healthcare stocks modestly detracted from the Fund’s return during the reporting period, pressured by a manufacturer and distributor of ophthalmic lenses and frames, including AI-powered smart glasses. The company faced rising competition in the wearable AI space, normalizing sales of its smart glasses, and management-related conflicts.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI France Index
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,126	$10,123	$10,132
Oct 16	$10,059	$9,978	$10,068
Nov 16	$9,878	$9,747	$9,890
Dec 16	$10,419	$9,996	$10,440
Jan 17	$10,478	$10,350	$10,504
Feb 17	$10,512	$10,515	$10,542
Mar 17	$11,168	$10,782	$11,208
Apr 17	$11,766	$11,013	$11,818
May 17	$12,372	$11,370	$12,460
Jun 17	$12,218	$11,405	$12,313
Jul 17	$12,565	$11,826	$12,661
Aug 17	$12,693	$11,888	$12,795
Sep 17	$13,233	$12,108	$13,349
Oct 17	$13,430	$12,336	$13,549
Nov 17	$13,460	$12,436	$13,585
Dec 17	$13,424	$12,714	$13,562
Jan 18	$14,360	$13,423	$14,514
Feb 18	$13,660	$12,790	$13,811
Mar 18	$13,458	$12,564	$13,615
Apr 18	$14,098	$12,764	$14,274
May 18	$13,570	$12,470	$13,778
Jun 18	$13,439	$12,235	$13,659
Jul 18	$13,921	$12,528	$14,156
Aug 18	$13,641	$12,266	$13,876
Sep 18	$13,807	$12,322	$14,050
Oct 18	$12,509	$11,320	$12,734
Nov 18	$12,285	$11,427	$12,512
Dec 18	$11,721	$10,909	$11,949
Jan 19	$12,404	$11,734	$12,649
Feb 19	$12,910	$11,963	$13,173
Mar 19	$12,968	$12,034	$13,238
Apr 19	$13,567	$12,352	$13,867
May 19	$12,765	$11,689	$13,085
Jun 19	$13,849	$12,393	$14,206
Jul 19	$13,515	$12,243	$13,871
Aug 19	$13,280	$11,865	$13,635
Sep 19	$13,601	$12,170	$13,973
Oct 19	$14,088	$12,595	$14,478
Nov 19	$14,323	$12,706	$14,729
Dec 19	$14,743	$13,256	$15,169
Jan 20	$14,240	$12,900	$14,660
Feb 20	$12,969	$11,880	$13,359
Mar 20	$10,675	$10,160	$11,002
Apr 20	$11,136	$10,930	$11,488
May 20	$11,693	$11,288	$12,076
Jun 20	$12,395	$11,798	$12,814
Jul 20	$12,745	$12,324	$13,184
Aug 20	$13,347	$12,852	$13,813
Sep 20	$12,736	$12,536	$13,191
Oct 20	$12,121	$12,266	$12,559
Nov 20	$14,895	$13,916	$15,438
Dec 20	$15,317	$14,669	$15,883
Jan 21	$14,836	$14,700	$15,398
Feb 21	$15,573	$14,991	$16,165
Mar 21	$15,976	$15,181	$16,596
Apr 21	$16,960	$15,628	$17,630
May 21	$17,821	$16,117	$18,517
Jun 21	$17,465	$16,012	$18,181
Jul 21	$17,733	$15,748	$18,493
Aug 21	$17,914	$16,047	$18,612
Sep 21	$17,233	$15,534	$17,876
Oct 21	$18,108	$15,904	$18,673
Nov 21	$17,428	$15,188	$17,885
Dec 21	$18,552	$15,816	$19,153
Jan 22	$18,033	$15,233	$18,428
Feb 22	$16,872	$14,931	$17,607
Mar 22	$16,780	$14,955	$17,499
Apr 22	$15,711	$14,016	$16,397
May 22	$16,342	$14,117	$16,728
Jun 22	$14,694	$12,902	$15,000
Jul 22	$15,631	$13,344	$15,968
Aug 22	$14,439	$12,915	$14,954
Sep 22	$13,141	$11,624	$13,677
Oct 22	$14,520	$11,972	$14,972
Nov 22	$16,583	$13,385	$16,743
Dec 22	$16,283	$13,285	$16,727
Jan 23	$18,128	$14,362	$18,614
Feb 23	$17,923	$13,859	$18,594
Mar 23	$18,572	$14,197	$19,184
Apr 23	$19,434	$14,444	$20,102
May 23	$18,171	$13,918	$18,668
Jun 23	$19,340	$14,543	$19,913
Jul 23	$19,663	$15,134	$20,352
Aug 23	$18,889	$14,451	$19,563
Sep 23	$17,866	$13,994	$18,532
Oct 23	$17,306	$13,417	$17,830
Nov 23	$18,892	$14,625	$19,538
Dec 23	$19,815	$15,360	$20,453
Jan 24	$19,603	$15,207	$20,469
Feb 24	$20,310	$15,592	$21,011
Mar 24	$20,914	$16,079	$21,668
Apr 24	$20,221	$15,791	$21,081
May 24	$21,148	$16,249	$21,783
Jun 24	$19,456	$16,234	$20,160
Jul 24	$19,873	$16,609	$20,644
Aug 24	$20,637	$17,082	$21,428
Sep 24	$20,897	$17,542	$21,722
Oct 24	$19,661	$16,682	$20,338
Nov 24	$18,766	$16,531	$19,480
Dec 24	$18,767	$16,210	$19,512
Jan 25	$20,187	$16,863	$21,089
Feb 25	$20,742	$17,096	$21,537
Mar 25	$20,779	$17,058	$21,528
Apr 25	$21,443	$17,674	$22,291
May 25	$22,163	$18,483	$23,085
Jun 25	$22,806	$19,111	$23,663
Jul 25	$22,314	$19,056	$23,392
Aug 25	$22,732	$19,717	$23,719
Sep 25	$23,526	$20,427	$24,424
Oct 25	$23,609	$20,840	$24,659
Nov 25	$23,761	$20,835	$24,825
Dec 25	$24,088	$21,459	$25,268
Jan 26	$24,373	$22,743	$25,571
Feb 26	$25,678	$23,885	$26,882
Mar 26	$23,186	$21,308	$23,915
Apr 26	$24,308	$23,364	$25,372
May 26	$24,561	$24,541	$25,861
Jun 26	$24,915	$24,396	$26,135
Jul 26	$25,533	$24,480	$26,647
Aug 26	$25,091	$25,109	$26,370

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
10.38%	6.97%	9.64%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI France Index...
11.18	7.22	10.18

Key Fund statistics

Table Summary
Net Assets...
$338,386,623
Number of Portfolio Holdings...
56
Net Investment Advisory Fees...
$1,856,657
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
32.0%
Financials...
13.4
Consumer Discretionary...
12.1
Health Care...
8.5
Consumer Staples...
8.3
Energy...
7.9
Materials...
7.1
Utilities...
3.4
Information Technology...
3.2
Communication Services...
2.8
Real Estate...
1.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Schneider Electric SE...
8.7%
TotalEnergies SE...
7.9
Airbus SE...
6.3
Safran SA...
6.2
LVMH Moet Hennessy Louis Vuitton SE...
6.0
Air Liquide SA...
5.7
BNP Paribas SA...
5.5
L'Oreal SA...
4.9
Sanofi SA...
4.5
AXA SA...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI France ETF

Annual Shareholder Report — August 31, 2026

EWQ-08/26-AR

iShares MSCI Germany ETF

EWG | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Germany ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Germany ETF	$50	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 7.67%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Germany Index (Net) returned 8.26%.

What contributed to performance?

Stocks in the industrials sector were the largest contributor to the Fund’s return during the reporting period. In particular, global energy and industrial technology companies that support power generation, electrification, and data centers gained amid surging demand for data center infrastructure, as well as strength in grid technologies. Meanwhile, an air freight and logistics company benefited as conflicts in the Middle East forced regional airlines to reduce operations, as well as a shift to heavier cargo. The financials sector also contributed. An insurance company advanced due to net inflows into its asset management business and solid underwriting discipline. In the utilities sector, an independent power producer and energy trader advanced due to its strategic corporate initiatives and a shift in its business regulated power grids.

What detracted from performance?

Stocks in the information technology sector detracted from the Fund’s performance during the reporting period. Notably, a software provider declined due to the costs associated with its artificial intelligence (“AI”) transition and as broader market fears grew that AI might disrupt traditional enterprise software businesses.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Germany Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,034	$10,123	$10,039
Oct 16	$9,878	$9,978	$9,887
Nov 16	$9,511	$9,747	$9,521
Dec 16	$10,168	$9,996	$10,185
Jan 17	$10,481	$10,350	$10,503
Feb 17	$10,550	$10,515	$10,571
Mar 17	$11,012	$10,782	$11,037
Apr 17	$11,341	$11,013	$11,367
May 17	$11,857	$11,370	$11,868
Jun 17	$11,729	$11,405	$11,746
Jul 17	$11,939	$11,826	$11,960
Aug 17	$11,963	$11,888	$11,989
Sep 17	$12,625	$12,108	$12,655
Oct 17	$12,812	$12,336	$12,849
Nov 17	$12,960	$12,436	$13,003
Dec 17	$12,958	$12,714	$13,007
Jan 18	$13,723	$13,423	$13,778
Feb 18	$12,727	$12,790	$12,781
Mar 18	$12,485	$12,564	$12,541
Apr 18	$12,735	$12,764	$12,785
May 18	$12,306	$12,470	$12,337
Jun 18	$12,012	$12,235	$12,045
Jul 18	$12,520	$12,528	$12,563
Aug 18	$12,144	$12,266	$12,183
Sep 18	$11,928	$12,322	$11,976
Oct 18	$10,916	$11,320	$10,965
Nov 18	$10,688	$11,427	$10,741
Dec 18	$10,068	$10,909	$10,123
Jan 19	$10,736	$11,734	$10,793
Feb 19	$10,920	$11,963	$10,981
Mar 19	$10,760	$12,034	$10,822
Apr 19	$11,496	$12,352	$11,562
May 19	$10,760	$11,689	$10,800
Jun 19	$11,548	$12,393	$11,592
Jul 19	$11,137	$12,243	$11,188
Aug 19	$10,800	$11,865	$10,858
Sep 19	$11,063	$12,170	$11,125
Oct 19	$11,713	$12,595	$11,783
Nov 19	$11,922	$12,706	$11,996
Dec 19	$12,144	$13,256	$12,225
Jan 20	$11,766	$12,900	$11,850
Feb 20	$10,677	$11,880	$10,755
Mar 20	$8,856	$10,160	$8,924
Apr 20	$9,715	$10,930	$9,788
May 20	$10,562	$11,288	$10,633
Jun 20	$11,218	$11,798	$11,292
Jul 20	$11,779	$12,324	$11,859
Aug 20	$12,527	$12,852	$12,618
Sep 20	$12,140	$12,536	$12,232
Oct 20	$10,890	$12,266	$10,977
Nov 20	$12,755	$13,916	$12,860
Dec 20	$13,521	$14,669	$13,637
Jan 21	$13,265	$14,700	$13,387
Feb 21	$13,530	$14,991	$13,656
Mar 21	$14,081	$15,181	$14,214
Apr 21	$14,560	$15,628	$14,695
May 21	$15,061	$16,117	$15,189
Jun 21	$14,757	$16,012	$14,882
Jul 21	$14,757	$15,748	$14,895
Aug 21	$14,945	$16,047	$15,094
Sep 21	$14,034	$15,534	$14,248
Oct 21	$14,419	$15,904	$14,555
Nov 21	$13,538	$15,188	$13,606
Dec 21	$14,177	$15,816	$14,365
Jan 22	$13,853	$15,233	$13,835
Feb 22	$12,643	$14,931	$12,879
Mar 22	$12,238	$14,955	$12,514
Apr 22	$11,248	$14,016	$11,490
May 22	$11,810	$14,117	$11,841
Jun 22	$10,241	$12,902	$10,245
Jul 22	$10,475	$13,344	$10,486
Aug 22	$9,710	$12,915	$9,818
Sep 22	$8,789	$11,624	$8,955
Oct 22	$9,692	$11,972	$9,793
Nov 22	$11,308	$13,385	$11,161
Dec 22	$11,033	$13,285	$11,155
Jan 23	$12,484	$14,362	$12,540
Feb 23	$12,123	$13,859	$12,302
Mar 23	$12,659	$14,197	$12,794
Apr 23	$13,094	$14,444	$13,231
May 23	$12,452	$13,918	$12,489
Jun 23	$13,055	$14,543	$13,151
Jul 23	$13,391	$15,134	$13,554
Aug 23	$12,746	$14,451	$12,898
Sep 23	$11,968	$13,994	$12,137
Oct 23	$11,522	$13,417	$11,597
Nov 23	$12,997	$14,625	$13,140
Dec 23	$13,560	$15,360	$13,719
Jan 24	$13,306	$15,207	$13,588
Feb 24	$13,983	$15,592	$14,145
Mar 24	$14,500	$16,079	$14,688
Apr 24	$13,918	$15,791	$14,141
May 24	$14,694	$16,249	$14,743
Jun 24	$14,298	$16,234	$14,483
Jul 24	$14,591	$16,609	$14,761
Aug 24	$15,297	$17,082	$15,460
Sep 24	$15,845	$17,542	$16,037
Oct 24	$15,165	$16,682	$15,312
Nov 24	$15,118	$16,531	$15,276
Dec 24	$14,960	$16,210	$15,122
Jan 25	$16,212	$16,863	$16,536
Feb 25	$16,957	$17,096	$17,185
Mar 25	$17,370	$17,058	$17,472
Apr 25	$18,575	$17,674	$18,786
May 25	$19,637	$18,483	$19,853
Jun 25	$20,180	$19,111	$20,317
Jul 25	$19,565	$19,056	$19,948
Aug 25	$19,923	$19,717	$20,194
Sep 25	$19,855	$20,427	$20,089
Oct 25	$19,404	$20,840	$19,669
Nov 25	$19,442	$20,835	$19,743
Dec 25	$20,218	$21,459	$20,607
Jan 26	$20,499	$22,743	$20,951
Feb 26	$21,093	$23,885	$21,536
Mar 26	$18,955	$21,308	$18,862
Apr 26	$20,152	$23,364	$20,484
May 26	$20,684	$24,541	$21,058
Jun 26	$20,115	$24,396	$20,385
Jul 26	$20,816	$24,480	$21,035
Aug 26	$21,450	$25,109	$21,863

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
7.67%	7.49%	7.93%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Germany Index (Net)...
8.26	7.69	8.14

Key Fund statistics

Table Summary
Net Assets...
$1,815,156,951
Number of Portfolio Holdings...
53
Net Investment Advisory Fees...
$8,275,699
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
29.5%
Financials...
23.2
Information Technology...
15.8
Health Care...
7.0
Consumer Discretionary...
7.0
Communication Services...
5.6
Materials...
5.0
Utilities...
4.6
Consumer Staples...
1.5
Real Estate...
0.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Siemens AG, Registered...
12.1%
SAP SE...
11.3
Allianz SE, Registered...
10.0
Siemens Energy AG...
6.5
Deutsche Telekom AG, Registered...
5.6
Infineon Technologies AG...
4.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered...
3.9
Deutsche Bank AG, Registered...
3.5
Deutsche Boerse AG...
3.1
Rheinmetall AG...
3.0
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Germany ETF

Annual Shareholder Report — August 31, 2026

EWG-08/26-AR

iShares MSCI Italy ETF

EWI | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Italy ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Italy ETF	$54	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 26.30%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Italy 25/50 Index (Net) returned 25.96%.

What contributed to performance?

Italian equity markets gained during the reporting period driven by domestic demand and supportive fiscal policies. Financials stocks contributed, helped by strong profitability, resilient lending, robust asset quality, and sector consolidation, while elevated interest rates continued to support bank margins and lending income. Solid profitability and asset growth supported diversified financial services firms, while insurance companies gained due to significant premium gains in both life and non-life policies, as well as higher investment returns. Elevated crude oil prices and robust upstream production provided tailwinds for an integrated oil and gas company. An oil and gas equipment and services firm was driven by resilient drilling activity in the Americas and elevated global crude oil prices, which boosted demand for its specialized steel tubular products

What detracted from performance?

Automobile manufacturers in the consumer discretionary sector were the largest detractors from the Fund’s return during the reporting period. Slumping electric vehicle strategies, high dealer inventories, and leadership shakeups negatively impacted a large global car manufacturer.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Italy 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,752	$10,123	$9,751
Oct 16	$9,947	$9,978	$9,954
Nov 16	$9,646	$9,747	$9,655
Dec 16	$10,852	$9,996	$10,870
Jan 17	$10,584	$10,350	$10,601
Feb 17	$10,584	$10,515	$10,603
Mar 17	$11,521	$10,782	$11,549
Apr 17	$11,807	$11,013	$11,835
May 17	$12,446	$11,370	$12,460
Jun 17	$12,545	$11,405	$12,561
Jul 17	$13,486	$11,826	$13,503
Aug 17	$13,737	$11,888	$13,757
Sep 17	$14,237	$12,108	$14,264
Oct 17	$14,091	$12,336	$14,118
Nov 17	$14,141	$12,436	$14,155
Dec 17	$13,940	$12,714	$13,961
Jan 18	$15,500	$13,423	$15,517
Feb 18	$14,585	$12,790	$14,606
Mar 18	$14,635	$12,564	$14,666
Apr 18	$15,408	$12,764	$15,441
May 18	$13,680	$12,470	$13,689
Jun 18	$13,633	$12,235	$13,640
Jul 18	$14,103	$12,528	$14,114
Aug 18	$12,778	$12,266	$12,790
Sep 18	$13,050	$12,322	$13,064
Oct 18	$11,833	$11,320	$11,849
Nov 18	$11,898	$11,427	$11,918
Dec 18	$11,499	$10,909	$11,521
Jan 19	$12,494	$11,734	$12,517
Feb 19	$12,947	$11,963	$12,978
Mar 19	$13,209	$12,034	$13,260
Apr 19	$13,461	$12,352	$13,513
May 19	$12,375	$11,689	$12,404
Jun 19	$13,599	$12,393	$13,629
Jul 19	$13,421	$12,243	$13,451
Aug 19	$13,219	$11,865	$13,257
Sep 19	$13,569	$12,170	$13,606
Oct 19	$14,180	$12,595	$14,224
Nov 19	$14,239	$12,706	$14,287
Dec 19	$14,626	$13,256	$14,671
Jan 20	$14,294	$12,900	$14,345
Feb 20	$13,346	$11,880	$13,389
Mar 20	$10,310	$10,160	$10,348
Apr 20	$10,573	$10,930	$10,616
May 20	$11,138	$11,288	$11,183
Jun 20	$12,004	$11,798	$12,056
Jul 20	$12,465	$12,324	$12,520
Aug 20	$12,917	$12,852	$12,980
Sep 20	$12,255	$12,536	$12,321
Oct 20	$11,432	$12,266	$11,495
Nov 20	$14,436	$13,916	$14,524
Dec 20	$15,000	$14,669	$15,097
Jan 21	$14,388	$14,700	$14,480
Feb 21	$15,207	$14,991	$15,316
Mar 21	$15,910	$15,181	$16,012
Apr 21	$15,986	$15,628	$16,097
May 21	$16,956	$16,117	$17,069
Jun 21	$16,539	$16,012	$16,626
Jul 21	$16,606	$15,748	$16,734
Aug 21	$16,831	$16,047	$16,948
Sep 21	$16,181	$15,534	$16,387
Oct 21	$17,081	$15,904	$17,210
Nov 21	$16,053	$15,188	$16,102
Dec 21	$17,071	$15,816	$17,234
Jan 22	$16,868	$15,233	$16,789
Feb 22	$15,817	$14,931	$16,043
Mar 22	$15,307	$14,955	$15,639
Apr 22	$14,290	$14,016	$14,582
May 22	$14,954	$14,117	$15,018
Jun 22	$12,844	$12,902	$12,871
Jul 22	$13,190	$13,344	$13,174
Aug 22	$12,371	$12,915	$12,528
Sep 22	$11,507	$11,624	$11,709
Oct 22	$12,878	$11,972	$12,977
Nov 22	$14,909	$13,385	$14,721
Dec 22	$14,648	$13,285	$14,718
Jan 23	$16,407	$14,362	$16,445
Feb 23	$16,269	$13,859	$16,468
Mar 23	$16,467	$14,197	$16,634
Apr 23	$17,174	$14,444	$17,332
May 23	$16,136	$13,918	$16,144
Jun 23	$17,683	$14,543	$17,791
Jul 23	$18,620	$15,134	$18,807
Aug 23	$17,844	$14,451	$18,052
Sep 23	$16,899	$13,994	$17,141
Oct 23	$16,647	$13,417	$16,733
Nov 23	$18,338	$14,625	$18,489
Dec 23	$19,092	$15,360	$19,231
Jan 24	$18,835	$15,207	$19,200
Feb 24	$20,011	$15,592	$20,229
Mar 24	$21,249	$16,079	$21,537
Apr 24	$20,519	$15,791	$20,893
May 24	$21,906	$16,249	$22,015
Jun 24	$20,610	$16,234	$20,868
Jul 24	$21,458	$16,609	$21,693
Aug 24	$22,487	$17,082	$22,691
Sep 24	$22,487	$17,542	$22,765
Oct 24	$21,933	$16,682	$22,173
Nov 24	$20,979	$16,531	$21,204
Dec 24	$21,076	$16,210	$21,281
Jan 25	$22,563	$16,863	$22,968
Feb 25	$24,029	$17,096	$24,273
Mar 25	$24,761	$17,058	$24,908
Apr 25	$25,942	$17,674	$26,215
May 25	$27,999	$18,483	$28,250
Jun 25	$28,705	$19,111	$28,907
Jul 25	$28,712	$19,056	$29,157
Aug 25	$30,418	$19,717	$30,755
Sep 25	$31,033	$20,427	$31,206
Oct 25	$30,933	$20,840	$31,177
Nov 25	$31,562	$20,835	$31,787
Dec 25	$32,776	$21,459	$33,259
Jan 26	$33,808	$22,743	$34,191
Feb 26	$34,729	$23,885	$35,125
Mar 26	$32,177	$21,308	$31,972
Apr 26	$34,953	$23,364	$35,136
May 26	$35,965	$24,541	$36,322
Jun 26	$36,516	$24,396	$36,760
Jul 26	$37,906	$24,480	$38,057
Aug 26	$38,418	$25,109	$38,738

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
26.30%	17.95%	14.41%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Italy 25/50 Index (Net)...
25.96	17.98	14.50

Key Fund statistics

Table Summary
Net Assets...
$1,131,699,825
Number of Portfolio Holdings...
28
Net Investment Advisory Fees...
$3,525,243
Portfolio Turnover Rate...
17%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
55.4%
Utilities...
16.9
Consumer Discretionary...
8.3
Industrials...
8.0
Energy...
6.0
Communication Services...
2.5
Health Care...
1.1
Consumer Staples...
0.9
Materials...
0.9
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
UniCredit SpA...
17.6%
Intesa Sanpaolo SpA...
14.7
Enel SpA...
11.0
Generali...
4.7
Ferrari N.V...
4.5
Eni SpA...
4.4
Prysmian SpA...
4.4
Banca Monte dei Paschi di Siena SpA...
3.8
Leonardo SpA...
3.6
BPER Banca SpA...
3.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Italy ETF

Annual Shareholder Report — August 31, 2026

EWI-08/26-AR

iShares MSCI Netherlands ETF

EWN | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Netherlands ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Netherlands ETF	$57	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 35.41%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Netherlands IMI 25/50 Index (Spliced) returned 35.84%.

What contributed to performance?

Stocks in the information technology sector were the largest contributor to the Fund’s performance during the reporting period. Specifically, the dominant global manufacturer of systems that print microscopic circuitry onto silicon wafers for advanced microchips was propelled by the overwhelming demand for specialized artificial intelligence (“AI”) accelerators, high-performance computing platforms, and advanced logic chips. Demand for AI hardware also benefited an AI cloud infrastructure company. Diversified banks in the financials sector were supported by resilient domestic credit demand, upward trending fee income, and operational efficiencies.

What detracted from performance?

Stocks in the consumer discretionary sector detracted from the Fund’s return during the reporting period. A global technology investment company faced downward pressure due to its significant stakes in internet and e-commerce companies that left it exposed to rising AI infrastructure costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Netherlands IMI 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,117	$10,123	$10,130
Oct 16	$9,879	$9,978	$9,897
Nov 16	$9,540	$9,747	$9,561
Dec 16	$9,900	$9,996	$9,930
Jan 17	$10,088	$10,350	$10,122
Feb 17	$10,427	$10,515	$10,463
Mar 17	$10,995	$10,782	$11,035
Apr 17	$11,490	$11,013	$11,526
May 17	$12,058	$11,370	$12,104
Jun 17	$11,895	$11,405	$11,939
Jul 17	$12,682	$11,826	$12,740
Aug 17	$12,644	$11,888	$12,711
Sep 17	$12,984	$12,108	$13,056
Oct 17	$13,120	$12,336	$13,199
Nov 17	$13,066	$12,436	$13,150
Dec 17	$13,207	$12,714	$13,297
Jan 18	$14,018	$13,423	$14,118
Feb 18	$13,311	$12,790	$13,411
Mar 18	$13,269	$12,564	$13,376
Apr 18	$13,432	$12,764	$13,542
May 18	$13,011	$12,470	$13,126
Jun 18	$12,966	$12,235	$13,085
Jul 18	$13,440	$12,528	$13,568
Aug 18	$13,161	$12,266	$13,296
Sep 18	$12,772	$12,322	$12,906
Oct 18	$11,761	$11,320	$11,889
Nov 18	$11,968	$11,427	$12,103
Dec 18	$11,227	$10,909	$11,358
Jan 19	$12,047	$11,734	$12,192
Feb 19	$12,608	$11,963	$12,767
Mar 19	$12,689	$12,034	$12,854
Apr 19	$13,437	$12,352	$13,616
May 19	$12,595	$11,689	$12,768
Jun 19	$13,466	$12,393	$13,658
Jul 19	$13,549	$12,243	$13,747
Aug 19	$13,314	$11,865	$13,516
Sep 19	$13,649	$12,170	$13,861
Oct 19	$13,893	$12,595	$14,114
Nov 19	$14,219	$12,706	$14,453
Dec 19	$14,746	$13,256	$14,992
Jan 20	$14,317	$12,900	$14,562
Feb 20	$13,185	$11,880	$13,414
Mar 20	$11,471	$10,160	$11,677
Apr 20	$12,520	$10,930	$12,753
May 20	$13,386	$11,288	$13,643
Jun 20	$14,374	$11,798	$14,656
Jul 20	$14,990	$12,324	$15,287
Aug 20	$15,561	$12,852	$15,880
Sep 20	$15,333	$12,536	$15,654
Oct 20	$14,937	$12,266	$15,258
Nov 20	$17,198	$13,916	$17,566
Dec 20	$18,313	$14,669	$18,710
Jan 21	$18,728	$14,700	$19,141
Feb 21	$19,460	$14,991	$19,899
Mar 21	$20,312	$15,181	$20,782
Apr 21	$21,265	$15,628	$21,763
May 21	$21,896	$16,117	$22,366
Jun 21	$21,503	$16,012	$21,964
Jul 21	$22,187	$15,748	$22,676
Aug 21	$23,485	$16,047	$24,056
Sep 21	$21,934	$15,534	$22,519
Oct 21	$23,085	$15,904	$23,692
Nov 21	$21,770	$15,188	$22,256
Dec 21	$22,413	$15,816	$23,065
Jan 22	$20,656	$15,233	$21,007
Feb 22	$19,298	$14,931	$19,887
Mar 22	$18,902	$14,955	$19,649
Apr 22	$17,163	$14,016	$17,873
May 22	$17,551	$14,117	$18,035
Jun 22	$15,705	$12,902	$16,206
Jul 22	$17,172	$13,344	$17,532
Aug 22	$15,478	$12,915	$15,977
Sep 22	$13,798	$11,624	$14,410
Oct 22	$14,752	$11,972	$15,239
Nov 22	$17,703	$13,385	$17,693
Dec 22	$17,007	$13,285	$17,417
Jan 23	$19,203	$14,362	$19,670
Feb 23	$18,500	$13,859	$19,165
Mar 23	$19,240	$14,197	$19,828
Apr 23	$19,213	$14,444	$19,817
May 23	$18,998	$13,918	$19,508
Jun 23	$19,875	$14,543	$20,500
Jul 23	$20,530	$15,134	$21,285
Aug 23	$18,925	$14,451	$19,616
Sep 23	$17,467	$13,994	$18,143
Oct 23	$17,189	$13,417	$17,711
Nov 23	$19,383	$14,625	$20,053
Dec 23	$20,637	$15,360	$21,328
Jan 24	$21,086	$15,207	$21,965
Feb 24	$22,080	$15,592	$22,819
Mar 24	$22,904	$16,079	$23,724
Apr 24	$22,126	$15,791	$23,175
May 24	$23,734	$16,249	$24,457
Jun 24	$23,454	$16,234	$24,478
Jul 24	$23,119	$16,609	$23,946
Aug 24	$23,793	$17,082	$24,695
Sep 24	$23,818	$17,542	$24,794
Oct 24	$21,792	$16,682	$22,648
Nov 24	$21,293	$16,531	$22,258
Dec 24	$21,120	$16,210	$21,998
Jan 25	$21,890	$16,863	$22,984
Feb 25	$22,379	$17,096	$23,233
Mar 25	$22,100	$17,058	$22,871
Apr 25	$23,161	$17,674	$24,047
May 25	$24,974	$18,483	$26,085
Jun 25	$26,096	$19,111	$27,106
Jul 25	$24,492	$19,056	$25,762
Aug 25	$25,377	$19,717	$26,516
Sep 25	$27,851	$20,427	$29,013
Oct 25	$28,102	$20,840	$29,422
Nov 25	$27,808	$20,835	$28,992
Dec 25	$28,369	$21,459	$29,729
Jan 26	$31,019	$22,743	$32,582
Feb 26	$31,261	$23,885	$32,740
Mar 26	$28,583	$21,308	$29,408
Apr 26	$31,243	$23,364	$32,628
May 26	$33,330	$24,541	$35,010
Jun 26	$35,256	$24,396	$36,907
Jul 26	$33,605	$24,480	$35,166
Aug 26	$34,364	$25,109	$36,019

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
35.41%	7.91%	13.14%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Netherlands IMI 25/50 Index (Spliced)...
35.84	8.41	13.67

Key Fund statistics

Table Summary
Net Assets...
$626,563,155
Number of Portfolio Holdings...
56
Net Investment Advisory Fees...
$2,003,330
Portfolio Turnover Rate...
19%

The MSCI Netherlands IMI 25/50 Index (Spliced) reflects the performance of the MSCI Netherlands Investable Market Index (Net) through August 31, 2017 and the MSCI Netherlands IMI 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
32.1%
Financials...
24.5
Industrials...
13.0
Consumer Staples...
10.7
Consumer Discretionary...
5.7
Materials...
4.5
Communication Services...
4.3
Health Care...
2.7
Energy...
1.9
Real Estate...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
ASML Holding N.V...
21.9%
ING Groep N.V...
9.0
Prosus N.V...
5.1
Nebius Group N.V., Class A...
4.3
ASM International N.V...
4.0
Adyen N.V...
3.1
Koninklijke Ahold Delhaize N.V...
3.0
ABN AMRO Bank N.V., CVA...
2.9
AerCap Holdings N.V...
2.5
NN Group N.V...
2.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Netherlands ETF

Annual Shareholder Report — August 31, 2026

EWN-08/26-AR

iShares MSCI Spain ETF

EWP | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Spain ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Spain ETF	$56	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 34.27%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Spain 25/50 Index (Net) returned 35.26%.

What contributed to performance?

Spain’s economy maintained resilient growth during the reporting period, supported by solid domestic demand. Equity markets advanced, particularly in the financials sector, amid continued economic growth. Diversified banks experienced robust loan growth and solid net interest income (the difference between the interest banks earn on loans and the interest they pay on deposits). Improving economic activity and healthy credit demand supported lending, while disciplined cost management helped support profitability. Utilities stocks contributed amid government-approved price increases, international expansion efforts, and rising electricity demand from data centers. A global infrastructure and construction group in the industrials sector contributed amid international contracts and digital infrastructure expansion plans.

What detracted from performance?

Communication stocks detracted from the Fund’s performance during the reporting period, notably those providing integrated telecommunication services.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Spain 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,132	$10,123	$10,136
Oct 16	$10,359	$9,978	$10,370
Nov 16	$9,528	$9,747	$9,539
Dec 16	$10,293	$9,996	$10,306
Jan 17	$10,599	$10,350	$10,614
Feb 17	$10,622	$10,515	$10,643
Mar 17	$11,811	$10,782	$11,838
Apr 17	$12,361	$11,013	$12,379
May 17	$12,927	$11,370	$12,967
Jun 17	$12,753	$11,405	$12,785
Jul 17	$13,320	$11,826	$13,361
Aug 17	$13,148	$11,888	$13,207
Sep 17	$13,202	$12,108	$13,250
Oct 17	$13,218	$12,336	$13,283
Nov 17	$13,171	$12,436	$13,238
Dec 17	$13,069	$12,714	$13,140
Jan 18	$14,231	$13,423	$14,313
Feb 18	$13,145	$12,790	$13,224
Mar 18	$12,914	$12,564	$12,995
Apr 18	$13,292	$12,764	$13,377
May 18	$12,059	$12,470	$12,136
Jun 18	$12,321	$12,235	$12,405
Jul 18	$12,790	$12,528	$12,877
Aug 18	$12,059	$12,266	$12,150
Sep 18	$12,026	$12,322	$12,120
Oct 18	$11,214	$11,320	$11,308
Nov 18	$11,485	$11,427	$11,585
Dec 18	$11,099	$10,909	$11,198
Jan 19	$11,812	$11,734	$11,922
Feb 19	$12,005	$11,963	$12,120
Mar 19	$11,779	$12,034	$11,897
Apr 19	$12,306	$12,352	$12,428
May 19	$11,593	$11,689	$11,715
Jun 19	$12,094	$12,393	$12,214
Jul 19	$11,522	$12,243	$11,630
Aug 19	$11,150	$11,865	$11,260
Sep 19	$11,622	$12,170	$11,744
Oct 19	$11,914	$12,595	$12,042
Nov 19	$11,864	$12,706	$11,994
Dec 19	$12,314	$13,256	$12,454
Jan 20	$11,976	$12,900	$12,120
Feb 20	$11,113	$11,880	$11,255
Mar 20	$8,733	$10,160	$8,854
Apr 20	$8,913	$10,930	$9,036
May 20	$9,263	$11,288	$9,383
Jun 20	$9,654	$11,798	$9,783
Jul 20	$9,788	$12,324	$9,925
Aug 20	$9,986	$12,852	$10,131
Sep 20	$9,425	$12,536	$9,565
Oct 20	$9,041	$12,266	$9,180
Nov 20	$11,617	$13,916	$11,804
Dec 20	$11,927	$14,669	$12,115
Jan 21	$11,431	$14,700	$11,619
Feb 21	$11,931	$14,991	$12,113
Mar 21	$12,063	$15,181	$12,210
Apr 21	$12,699	$15,628	$12,854
May 21	$13,476	$16,117	$13,605
Jun 21	$12,601	$16,012	$12,726
Jul 21	$12,320	$15,748	$12,470
Aug 21	$12,507	$16,047	$12,664
Sep 21	$12,027	$15,534	$12,236
Oct 21	$12,579	$15,904	$12,762
Nov 21	$11,283	$15,188	$11,387
Dec 21	$11,938	$15,816	$12,168
Jan 22	$11,961	$15,233	$12,049
Feb 22	$11,642	$14,931	$11,918
Mar 22	$11,528	$14,955	$11,855
Apr 22	$11,172	$14,016	$11,492
May 22	$11,921	$14,117	$12,089
Jun 22	$10,715	$12,902	$10,839
Jul 22	$10,523	$13,344	$10,652
Aug 22	$10,019	$12,915	$10,234
Sep 22	$9,125	$11,624	$9,365
Oct 22	$10,064	$11,972	$10,242
Nov 22	$11,230	$13,385	$11,244
Dec 22	$11,301	$13,285	$11,502
Jan 23	$12,548	$14,362	$12,733
Feb 23	$12,783	$13,859	$13,088
Mar 23	$12,978	$14,197	$13,246
Apr 23	$13,295	$14,444	$13,598
May 23	$12,600	$13,918	$12,797
Jun 23	$13,609	$14,543	$13,877
Jul 23	$13,856	$15,134	$14,195
Aug 23	$13,442	$14,451	$13,759
Sep 23	$13,001	$13,994	$13,355
Oct 23	$12,630	$13,417	$12,885
Nov 23	$14,382	$14,625	$14,722
Dec 23	$14,669	$15,360	$14,999
Jan 24	$14,175	$15,207	$14,637
Feb 24	$14,036	$15,592	$14,359
Mar 24	$15,447	$16,079	$15,833
Apr 24	$15,045	$15,791	$15,494
May 24	$16,130	$16,249	$16,469
Jun 24	$15,227	$16,234	$15,602
Jul 24	$15,801	$16,609	$16,197
Aug 24	$16,496	$17,082	$16,953
Sep 24	$17,224	$17,542	$17,733
Oct 24	$16,612	$16,682	$17,005
Nov 24	$15,994	$16,531	$16,423
Dec 24	$15,594	$16,210	$16,031
Jan 25	$16,525	$16,863	$17,097
Feb 25	$18,029	$17,096	$18,660
Mar 25	$19,000	$17,058	$19,462
Apr 25	$20,336	$17,674	$20,917
May 25	$21,621	$18,483	$22,235
Jun 25	$22,350	$19,111	$22,914
Jul 25	$22,653	$19,056	$23,419
Aug 25	$24,175	$19,717	$24,896
Sep 25	$25,101	$20,427	$25,811
Oct 25	$25,404	$20,840	$26,209
Nov 25	$26,102	$20,835	$26,914
Dec 25	$27,619	$21,459	$28,585
Jan 26	$28,930	$22,743	$29,982
Feb 26	$29,552	$23,885	$30,658
Mar 26	$27,675	$21,308	$28,164
Apr 26	$29,149	$23,364	$30,066
May 26	$29,661	$24,541	$30,731
Jun 26	$30,968	$24,396	$31,995
Jul 26	$32,024	$24,480	$33,010
Aug 26	$32,460	$25,109	$33,675

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
34.27%	21.01%	12.50%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Spain 25/50 Index (Net)...
35.26	21.60	12.91

Key Fund statistics

Table Summary
Net Assets...
$2,257,683,641
Number of Portfolio Holdings...
25
Net Investment Advisory Fees...
$8,450,114
Portfolio Turnover Rate...
12%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
45.6%
Utilities...
21.3
Industrials...
12.7
Consumer Discretionary...
8.7
Communication Services...
5.4
Energy...
4.5
Information Technology...
1.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Banco Santander SA...
19.4%
Banco Bilbao Vizcaya Argentaria SA...
14.1
Iberdrola SA...
12.2
CaixaBank SA...
4.7
Repsol SA...
4.5
Industria de Diseno Textil SA...
4.5
Amadeus IT Group SA...
4.2
Ferrovial N.V...
4.0
Aena SME SA...
3.6
Banco de Sabadell SA...
3.6
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Spain ETF

Annual Shareholder Report — August 31, 2026

EWP-08/26-AR

iShares MSCI Sweden ETF

EWD | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Sweden ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Sweden ETF	$79	0.72%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.12%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Sweden 25/50 Index (Spliced) returned 18.29%.

What contributed to performance?

The industrials sector was the largest contributor to the Fund’s return during the reporting period. In the machinery subsector, firms were supported by broad-based industrial resilience, demand for mining equipment, and high commodity prices. In addition, strong truck demand and disciplined cost-containment measures helped construction machinery and heavy transportation equipment producers. Financial stocks also positively impacted performance, particularly an investment company that benefited from strong performance from its portfolio holdings. Diversified banks gained amid an improved macroeconomic outlook, and easing fears of a prolonged recession.

What detracted from performance?

During the reporting period, the communication sector detracted from the Fund’s return. In the media and entertainment segment, a global audio streaming service was pressured by heavy investments in artificial intelligence (“AI”) marketing and licensing deals as well as customer resistance to price hikes.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Sweden 25/50 Index (Spliced)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,203	$10,123	$10,203
Oct 16	$9,660	$9,978	$9,675
Nov 16	$9,664	$9,747	$9,691
Dec 16	$10,096	$9,996	$10,121
Jan 17	$10,682	$10,350	$10,702
Feb 17	$10,661	$10,515	$10,693
Mar 17	$11,088	$10,782	$11,078
Apr 17	$11,621	$11,013	$11,585
May 17	$11,985	$11,370	$11,930
Jun 17	$12,097	$11,405	$12,036
Jul 17	$12,226	$11,826	$12,160
Aug 17	$12,430	$11,888	$12,360
Sep 17	$12,788	$12,108	$12,734
Oct 17	$12,763	$12,336	$12,712
Nov 17	$12,344	$12,436	$12,294
Dec 17	$12,312	$12,714	$12,262
Jan 18	$13,072	$13,423	$13,020
Feb 18	$12,352	$12,790	$12,316
Mar 18	$12,070	$12,564	$11,981
Apr 18	$11,932	$12,764	$11,823
May 18	$11,719	$12,470	$11,598
Jun 18	$11,644	$12,235	$11,533
Jul 18	$12,281	$12,528	$12,160
Aug 18	$12,072	$12,266	$11,971
Sep 18	$12,447	$12,322	$12,335
Oct 18	$11,197	$11,320	$11,109
Nov 18	$11,037	$11,427	$10,943
Dec 18	$10,684	$10,909	$10,588
Jan 19	$11,287	$11,734	$11,201
Feb 19	$11,469	$11,963	$11,395
Mar 19	$11,503	$12,034	$11,390
Apr 19	$12,163	$12,352	$12,017
May 19	$11,029	$11,689	$10,883
Jun 19	$12,102	$12,393	$11,938
Jul 19	$11,542	$12,243	$11,386
Aug 19	$11,057	$11,865	$10,907
Sep 19	$11,515	$12,170	$11,363
Oct 19	$12,329	$12,595	$12,158
Nov 19	$12,435	$12,706	$12,239
Dec 19	$13,047	$13,256	$12,845
Jan 20	$12,710	$12,900	$12,514
Feb 20	$11,897	$11,880	$11,720
Mar 20	$10,241	$10,160	$10,081
Apr 20	$11,085	$10,930	$10,905
May 20	$11,925	$11,288	$11,733
Jun 20	$12,325	$11,798	$12,131
Jul 20	$13,506	$12,324	$13,300
Aug 20	$14,209	$12,852	$14,001
Sep 20	$14,106	$12,536	$13,907
Oct 20	$13,446	$12,266	$13,251
Nov 20	$15,637	$13,916	$15,410
Dec 20	$16,090	$14,669	$15,858
Jan 21	$16,438	$14,700	$16,208
Feb 21	$16,891	$14,991	$16,657
Mar 21	$17,896	$15,181	$17,626
Apr 21	$18,625	$15,628	$18,291
May 21	$19,411	$16,117	$18,990
Jun 21	$18,950	$16,012	$18,552
Jul 21	$19,827	$15,748	$19,449
Aug 21	$19,622	$16,047	$19,215
Sep 21	$18,401	$15,534	$18,153
Oct 21	$19,581	$15,904	$19,154
Nov 21	$18,425	$15,188	$18,013
Dec 21	$19,636	$15,816	$19,267
Jan 22	$17,881	$15,233	$17,313
Feb 22	$16,042	$14,931	$15,912
Mar 22	$16,410	$14,955	$16,288
Apr 22	$15,234	$14,016	$15,053
May 22	$15,416	$14,117	$14,953
Jun 22	$13,241	$12,902	$12,805
Jul 22	$14,767	$13,344	$14,255
Aug 22	$13,092	$12,915	$12,825
Sep 22	$11,883	$11,624	$11,676
Oct 22	$12,825	$11,972	$12,479
Nov 22	$14,628	$13,385	$13,853
Dec 22	$14,175	$13,285	$13,794
Jan 23	$15,294	$14,362	$14,817
Feb 23	$15,454	$13,859	$15,142
Mar 23	$15,588	$14,197	$15,109
Apr 23	$16,284	$14,444	$15,729
May 23	$14,987	$13,918	$14,397
Jun 23	$15,491	$14,543	$14,952
Jul 23	$15,666	$15,134	$15,193
Aug 23	$14,578	$14,451	$14,147
Sep 23	$14,451	$13,994	$14,127
Oct 23	$13,745	$13,417	$13,277
Nov 23	$15,746	$14,625	$15,273
Dec 23	$17,684	$15,360	$17,124
Jan 24	$16,732	$15,207	$16,414
Feb 24	$17,724	$15,592	$17,213
Mar 24	$17,887	$16,079	$17,321
Apr 24	$17,254	$15,791	$16,903
May 24	$18,806	$16,249	$18,049
Jun 24	$18,324	$16,234	$17,695
Jul 24	$18,445	$16,609	$17,803
Aug 24	$19,228	$17,082	$18,619
Sep 24	$19,804	$17,542	$19,181
Oct 24	$18,215	$16,682	$17,510
Nov 24	$17,595	$16,531	$17,001
Dec 24	$17,036	$16,210	$16,489
Jan 25	$18,596	$16,863	$18,100
Feb 25	$19,724	$17,096	$19,105
Mar 25	$19,225	$17,058	$18,520
Apr 25	$19,943	$17,674	$19,238
May 25	$20,680	$18,483	$19,899
Jun 25	$21,332	$19,111	$20,437
Jul 25	$20,414	$19,056	$19,751
Aug 25	$21,606	$19,717	$20,824
Sep 25	$22,037	$20,427	$21,215
Oct 25	$22,315	$20,840	$21,584
Nov 25	$22,324	$20,835	$21,503
Dec 25	$23,213	$21,459	$22,501
Jan 26	$24,693	$22,743	$23,912
Feb 26	$25,849	$23,885	$24,968
Mar 26	$23,058	$21,308	$21,655
Apr 26	$24,374	$23,364	$23,012
May 26	$24,876	$24,541	$23,814
Jun 26	$24,116	$24,396	$23,042
Jul 26	$25,226	$24,480	$24,063
Aug 26	$25,737	$25,109	$24,633

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.12%	5.57%	9.91%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Sweden 25/50 Index (Spliced)...
18.29	5.09	9.43

Key Fund statistics

Table Summary
Net Assets...
$755,742,082
Number of Portfolio Holdings...
44
Net Investment Advisory Fees...
$1,721,469
Portfolio Turnover Rate...
11%

The MSCI Sweden 25/50 Index (Spliced) reflects the performance of the MSCI Sweden Index (Net) through November 30, 2016 and the MSCI Sweden 25/50 Index (Net) thereafter, which reflect the times when each index was the Underlying Index of the Fund.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
45.4%
Financials...
25.5
Communication Services...
14.0
Information Technology...
6.2
Materials...
3.0
Consumer Discretionary...
2.6
Consumer Staples...
2.2
Health Care...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Spotify Technology SA...
10.3%
Investor AB, Class B...
9.6
Volvo AB, Class B...
7.2
Atlas Copco AB, Class A...
7.0
Sandvik AB...
5.3
Assa Abloy AB, Class B...
4.5
Skandinaviska Enskilda Banken AB, Class A...
4.3
Swedbank AB, Class A...
4.1
Atlas Copco AB, Class B...
3.6
Telefonaktiebolaget LM Ericsson, Class B...
3.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after August 31, 2026 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

The net expense ratio increased from the prior fiscal year end primarily due to an increase in professional fees for foreign withholding tax claims.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Sweden ETF

Annual Shareholder Report — August 31, 2026

EWD-08/26-AR

iShares MSCI Switzerland ETF

EWL | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Switzerland ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Switzerland ETF	$52	0.48%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 15.57%.

  For the same period, the MSCI ACWI ex USA Index (Net) returned 27.35% and the MSCI Switzerland 25/50 Index (Net) returned 15.70%.

What contributed to performance?

Stocks in the healthcare sector were the largest contributors to the Fund’s return during the reporting period. Notably, pharmaceutical companies gained due to strong product performance, positive clinical trial results, and attractive acquisitions. The industrials sector benefited performance, notably an electrical components and equipment provider that supplies electrification systems for data centers. Additionally, a global market leader in the development and manufacturing of high-performance vacuum valves used to produce semiconductors, displays and solar cells gained due to surging demand for its advanced chip manufacturing equipment. A diversified capital markets provider in the financials sector also contributed, buoyed by global wealth management inflows, regulatory relief, and faster-than-expected synergies from a recent acquisition.

What detracted from performance?

During the reporting period, there were no significant detractors from the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI ACWI ex USA Index (Net)	MSCI Switzerland 25/50 Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,103	$10,123	$10,105
Oct 16	$9,603	$9,978	$9,606
Nov 16	$9,388	$9,747	$9,396
Dec 16	$9,765	$9,996	$9,782
Jan 17	$10,175	$10,350	$10,198
Feb 17	$10,321	$10,515	$10,350
Mar 17	$10,599	$10,782	$10,620
Apr 17	$11,003	$11,013	$11,002
May 17	$11,586	$11,370	$11,596
Jun 17	$11,566	$11,405	$11,579
Jul 17	$11,681	$11,826	$11,705
Aug 17	$11,590	$11,888	$11,613
Sep 17	$11,843	$12,108	$11,871
Oct 17	$11,674	$12,336	$11,719
Nov 17	$11,863	$12,436	$11,919
Dec 17	$12,046	$12,714	$12,108
Jan 18	$12,604	$13,423	$12,673
Feb 18	$11,823	$12,790	$11,890
Mar 18	$11,593	$12,564	$11,646
Apr 18	$11,606	$12,764	$11,637
May 18	$11,251	$12,470	$11,281
Jun 18	$11,333	$12,235	$11,371
Jul 18	$12,033	$12,528	$12,080
Aug 18	$12,103	$12,266	$12,155
Sep 18	$12,089	$12,322	$12,147
Oct 18	$11,527	$11,320	$11,591
Nov 18	$11,493	$11,427	$11,560
Dec 18	$10,869	$10,909	$10,938
Jan 19	$11,551	$11,734	$11,629
Feb 19	$12,026	$11,963	$12,113
Mar 19	$12,248	$12,034	$12,326
Apr 19	$12,533	$12,352	$12,592
May 19	$12,425	$11,689	$12,490
Jun 19	$13,321	$12,393	$13,389
Jul 19	$13,208	$12,243	$13,286
Aug 19	$13,201	$11,865	$13,286
Sep 19	$13,321	$12,170	$13,406
Oct 19	$13,608	$12,595	$13,697
Nov 19	$13,770	$12,706	$13,870
Dec 19	$14,375	$13,256	$14,485
Jan 20	$14,453	$12,900	$14,569
Feb 20	$13,286	$11,880	$13,400
Mar 20	$12,511	$10,160	$12,602
Apr 20	$13,112	$10,930	$13,187
May 20	$13,540	$11,288	$13,615
Jun 20	$14,007	$11,798	$14,085
Jul 20	$14,658	$12,324	$14,746
Aug 20	$15,058	$12,852	$15,153
Sep 20	$14,817	$12,536	$14,921
Oct 20	$14,022	$12,266	$14,127
Nov 20	$15,446	$13,916	$15,557
Dec 20	$16,195	$14,669	$16,320
Jan 21	$15,879	$14,700	$16,008
Feb 21	$15,576	$14,991	$15,706
Mar 21	$15,969	$15,181	$16,081
Apr 21	$16,663	$15,628	$16,756
May 21	$17,552	$16,117	$17,671
Jun 21	$17,799	$16,012	$17,916
Jul 21	$18,404	$15,748	$18,537
Aug 21	$18,594	$16,047	$18,747
Sep 21	$17,114	$15,534	$17,330
Oct 21	$18,228	$15,904	$18,405
Nov 21	$18,066	$15,188	$18,143
Dec 21	$19,316	$15,816	$19,561
Jan 22	$18,070	$15,233	$18,039
Feb 22	$17,694	$14,931	$17,935
Mar 22	$17,977	$14,955	$18,269
Apr 22	$17,033	$14,016	$17,344
May 22	$16,695	$14,117	$16,797
Jun 22	$15,505	$12,902	$15,552
Jul 22	$16,249	$13,344	$16,329
Aug 22	$15,203	$12,915	$15,396
Sep 22	$14,031	$11,624	$14,302
Oct 22	$14,604	$11,972	$14,756
Nov 22	$16,081	$13,385	$15,992
Dec 22	$15,729	$13,285	$15,885
Jan 23	$16,904	$14,362	$16,969
Feb 23	$16,218	$13,859	$16,476
Mar 23	$16,977	$14,197	$17,129
Apr 23	$17,986	$14,444	$18,167
May 23	$17,298	$13,918	$17,342
Jun 23	$17,660	$14,543	$17,794
Jul 23	$18,234	$15,134	$18,487
Aug 23	$17,624	$14,451	$17,846
Sep 23	$16,660	$13,994	$16,890
Oct 23	$16,032	$13,417	$16,131
Nov 23	$17,369	$14,625	$17,640
Dec 23	$18,461	$15,360	$18,636
Jan 24	$18,162	$15,207	$18,558
Feb 24	$17,885	$15,592	$18,175
Mar 24	$18,195	$16,079	$18,405
Apr 24	$17,327	$15,791	$17,561
May 24	$18,841	$16,249	$18,941
Jun 24	$18,755	$16,234	$18,961
Jul 24	$19,690	$16,609	$19,883
Aug 24	$20,675	$17,082	$20,845
Sep 24	$20,372	$17,542	$20,606
Oct 24	$19,251	$16,682	$19,451
Nov 24	$18,798	$16,531	$18,987
Dec 24	$17,974	$16,210	$18,245
Jan 25	$19,351	$16,863	$19,718
Feb 25	$20,231	$17,096	$20,387
Mar 25	$20,200	$17,058	$20,328
Apr 25	$21,089	$17,674	$21,322
May 25	$21,538	$18,483	$21,723
Jun 25	$21,813	$19,111	$21,921
Jul 25	$20,946	$19,056	$21,345
Aug 25	$22,008	$19,717	$22,252
Sep 25	$22,072	$20,427	$22,116
Oct 25	$22,018	$20,840	$22,267
Nov 25	$22,978	$20,835	$23,225
Dec 25	$23,824	$21,459	$24,246
Jan 26	$24,544	$22,743	$24,903
Feb 26	$25,921	$23,885	$26,333
Mar 26	$23,404	$21,308	$23,242
Apr 26	$24,425	$23,364	$24,595
May 26	$25,111	$24,541	$25,395
Jun 26	$25,419	$24,396	$25,737
Jul 26	$25,553	$24,480	$25,787
Aug 26	$25,434	$25,109	$25,745

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
15.57%	6.47%	9.78%
MSCI ACWI ex USA Index (Net)...
27.35	9.37	9.64
MSCI Switzerland 25/50 Index (Net)...
15.70	6.55	9.92

Key Fund statistics

Table Summary
Net Assets...
$2,418,962,184
Number of Portfolio Holdings...
42
Net Investment Advisory Fees...
$8,013,327
Portfolio Turnover Rate...
13%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
37.4%
Financials...
20.6
Consumer Staples...
13.3
Industrials...
11.8
Materials...
7.5
Consumer Discretionary...
5.9
Communication Services...
1.2
Information Technology...
1.0
Real Estate...
0.9
Utilities...
0.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Roche Holding AG, NVS...
13.8%
Novartis AG, Registered...
12.5
Nestle SA, Registered...
11.2
UBS Group AG, Registered...
6.9
Cie Financiere Richemont SA, Class A, Registered...
4.7
Zurich Insurance Group AG...
4.6
ABB Ltd., Registered...
4.5
Swiss Re AG...
2.8
Lonza Group AG, Registered...
2.8
Holcim AG...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Switzerland ETF

Annual Shareholder Report — August 31, 2026

EWL-08/26-AR

iShares MSCI Agriculture Producers ETF

VEGI | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Agriculture Producers ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Agriculture Producers ETF	$44	0.40%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 19.57%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Agriculture Producers IMI Index (Net) returned 19.28%.

What contributed to performance?

Industrials firms in the United States were the largest contributors to the Fund’s return during the reporting period. Notably, in the agricultural and farm machinery segment, a leading manufacturer of agricultural and construction equipment gained, supported by U.S. infrastructure spending and as its excavators and wheel loaders in data center construction. In the materials sector, geopolitical disruptions contributed to tighter commodity supplies. Additionally, fertilizer companies benefited from limited nitrogen supply that pushed agricultural fertilizer prices higher, while strong seed demand supported agricultural technology companies. A Canadian crop input and agricultural solutions company contributed due to record potash sales volumes and expansion into the retail market.

What detracted from performance?

Indian fertilizers and agricultural chemicals stocks detracted from the Fund’s return during the reporting period, as the blockade of the Strait of Hormuz disrupted critical supply lines, sharply reducing liquefied natural gas imports and increasing raw material costs.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Agriculture Producers IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$9,823	$10,061	$9,833
Oct 16	$9,852	$9,891	$9,872
Nov 16	$10,086	$9,966	$10,104
Dec 16	$10,371	$10,181	$10,396
Jan 17	$10,736	$10,459	$10,773
Feb 17	$10,819	$10,753	$10,853
Mar 17	$10,773	$10,884	$10,813
Apr 17	$11,014	$11,054	$11,077
May 17	$11,101	$11,298	$11,137
Jun 17	$11,139	$11,349	$11,169
Jul 17	$11,474	$11,667	$11,504
Aug 17	$11,353	$11,711	$11,374
Sep 17	$11,826	$11,938	$11,837
Oct 17	$12,015	$12,185	$12,041
Nov 17	$12,095	$12,421	$12,121
Dec 17	$12,424	$12,622	$12,449
Jan 18	$12,894	$13,334	$12,902
Feb 18	$12,466	$12,773	$12,476
Mar 18	$12,124	$12,491	$12,119
Apr 18	$12,179	$12,620	$12,182
May 18	$12,331	$12,636	$12,319
Jun 18	$12,102	$12,567	$12,090
Jul 18	$12,430	$12,946	$12,423
Aug 18	$12,430	$13,048	$12,423
Sep 18	$12,682	$13,104	$12,672
Oct 18	$11,821	$12,122	$11,815
Nov 18	$12,085	$12,300	$12,078
Dec 18	$11,297	$11,433	$11,288
Jan 19	$12,220	$12,336	$12,220
Feb 19	$12,207	$12,666	$12,205
Mar 19	$12,116	$12,825	$12,113
Apr 19	$12,457	$13,258	$12,461
May 19	$11,315	$12,472	$11,315
Jun 19	$12,388	$13,289	$12,387
Jul 19	$12,431	$13,328	$12,442
Aug 19	$11,700	$13,011	$11,703
Sep 19	$12,000	$13,285	$12,006
Oct 19	$12,131	$13,649	$12,145
Nov 19	$12,122	$13,982	$12,130
Dec 19	$12,770	$14,474	$12,779
Jan 20	$12,023	$14,315	$12,030
Feb 20	$11,188	$13,159	$11,196
Mar 20	$9,660	$11,382	$9,660
Apr 20	$10,332	$12,601	$10,344
May 20	$10,775	$13,149	$10,774
Jun 20	$10,989	$13,569	$10,990
Jul 20	$11,695	$14,287	$11,695
Aug 20	$12,683	$15,162	$12,692
Sep 20	$12,697	$14,673	$12,701
Oct 20	$12,666	$14,316	$12,680
Nov 20	$14,506	$16,080	$14,521
Dec 20	$15,168	$16,827	$15,191
Jan 21	$15,651	$16,751	$15,684
Feb 21	$17,217	$17,139	$17,261
Mar 21	$17,777	$17,596	$17,822
Apr 21	$18,238	$18,366	$18,292
May 21	$18,403	$18,643	$18,469
Jun 21	$17,796	$18,897	$17,866
Jul 21	$17,594	$19,027	$17,659
Aug 21	$17,904	$19,504	$17,983
Sep 21	$17,549	$18,698	$17,644
Oct 21	$18,224	$19,652	$18,284
Nov 21	$17,572	$19,179	$17,630
Dec 21	$18,547	$19,946	$18,623
Jan 22	$18,778	$18,967	$18,800
Feb 22	$19,428	$18,477	$19,513
Mar 22	$21,502	$18,877	$21,672
Apr 22	$20,619	$17,366	$20,812
May 22	$20,722	$17,387	$20,822
Jun 22	$17,883	$15,921	$17,929
Jul 22	$19,223	$17,032	$19,282
Aug 22	$19,771	$16,405	$19,921
Sep 22	$17,820	$14,835	$17,949
Oct 22	$19,804	$15,730	$19,914
Nov 22	$20,835	$16,950	$20,844
Dec 22	$19,780	$16,283	$19,861
Jan 23	$20,426	$17,451	$20,485
Feb 23	$19,906	$16,950	$20,013
Mar 23	$19,413	$17,473	$19,484
Apr 23	$18,796	$17,724	$18,856
May 23	$17,117	$17,534	$17,168
Jun 23	$18,455	$18,553	$18,509
Jul 23	$19,592	$19,231	$19,685
Aug 23	$18,644	$18,694	$18,742
Sep 23	$17,777	$17,921	$17,897
Oct 23	$16,791	$17,382	$16,873
Nov 23	$17,133	$18,987	$17,239
Dec 23	$18,096	$19,899	$18,217
Jan 24	$17,049	$20,015	$17,212
Feb 24	$17,148	$20,874	$17,249
Mar 24	$18,280	$21,530	$18,350
Apr 24	$17,510	$20,819	$17,621
May 24	$17,526	$21,665	$17,583
Jun 24	$17,149	$22,147	$17,232
Jul 24	$17,390	$22,505	$17,492
Aug 24	$17,668	$23,076	$17,768
Sep 24	$18,233	$23,612	$18,349
Oct 24	$17,762	$23,082	$17,850
Nov 24	$18,537	$23,946	$18,603
Dec 24	$17,259	$23,379	$17,330
Jan 25	$18,601	$24,164	$18,689
Feb 25	$18,012	$24,018	$18,070
Mar 25	$18,011	$23,069	$18,065
Apr 25	$18,250	$23,284	$18,322
May 25	$19,313	$24,623	$19,397
Jun 25	$19,774	$25,728	$19,844
Jul 25	$19,888	$26,077	$20,011
Aug 25	$19,747	$26,721	$19,833
Sep 25	$19,234	$27,690	$19,304
Oct 25	$18,820	$28,309	$18,898
Nov 25	$19,087	$28,305	$19,157
Dec 25	$19,137	$28,601	$19,210
Jan 26	$21,047	$29,449	$21,092
Feb 26	$23,052	$29,828	$23,089
Mar 26	$22,421	$27,685	$22,385
Apr 26	$22,739	$30,502	$22,763
May 26	$21,762	$32,076	$21,805
Jun 26	$22,113	$31,818	$22,120
Jul 26	$22,127	$31,842	$22,173
Aug 26	$23,612	$32,693	$23,656

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
19.57%	5.69%	8.97%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Agriculture Producers IMI Index (Net)...
19.28	5.64	8.99

Key Fund statistics

Table Summary
Net Assets...
$155,870,029
Number of Portfolio Holdings...
129
Net Investment Advisory Fees...
$477,826
Portfolio Turnover Rate...
23%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
35.3%
Consumer Staples...
33.1
Materials...
31.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
61.6%
Canada...
7.2
Norway...
4.8
Japan...
4.3
India...
3.7
Saudi Arabia...
2.7
China...
2.5
Malaysia...
2.3
Italy...
2.0
Singapore...
1.6
OtherFootnote Reference(b)...
7.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Agriculture Producers ETF

Annual Shareholder Report — August 31, 2026

VEGI-08/26-AR

iShares MSCI Global Gold Miners ETF

RING | NASDAQ

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Gold Miners ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Gold Miners ETF	$51	0.39%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 62.94%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Gold Miners IMI Index (Net) returned 62.69%.

What contributed to performance?

Gold mining stocks in Canada were the largest contributor to the Fund’s return during the reporting period, supported by heightened geopolitical tensions. The conflicts in the Middle East and between Russia and Ukraine contributed to safe-haven demand, helping support gold prices near record highs. Additional support came from robust central bank purchases and solid retail demand. In the United States, the world’s largest gold miner also benefited from operating leverage, as higher gold prices translated into significantly wider margins and stronger cash flow because production costs rose more slowly than revenue. South African gold miners also contributed, supported by higher gold prices and company-specific improvements in operating performance.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Gold Miners IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,472	$10,061	$10,489
Oct 16	$9,689	$9,891	$9,697
Nov 16	$8,175	$9,966	$8,197
Dec 16	$8,318	$10,181	$8,362
Jan 17	$9,385	$10,459	$9,435
Feb 17	$9,074	$10,753	$9,127
Mar 17	$9,026	$10,884	$9,078
Apr 17	$8,735	$11,054	$8,786
May 17	$8,744	$11,298	$8,801
Jun 17	$8,491	$11,349	$8,543
Jul 17	$8,880	$11,667	$8,938
Aug 17	$9,570	$11,711	$9,639
Sep 17	$8,966	$11,938	$9,031
Oct 17	$8,616	$12,185	$8,676
Nov 17	$8,645	$12,421	$8,710
Dec 17	$9,067	$12,622	$9,135
Jan 18	$9,274	$13,334	$9,348
Feb 18	$8,264	$12,773	$8,333
Mar 18	$8,509	$12,491	$8,583
Apr 18	$8,639	$12,620	$8,714
May 18	$8,567	$12,636	$8,644
Jun 18	$8,462	$12,567	$8,541
Jul 18	$8,104	$12,946	$8,181
Aug 18	$6,965	$13,048	$7,030
Sep 18	$6,912	$13,104	$6,977
Oct 18	$7,052	$12,122	$7,125
Nov 18	$7,134	$12,300	$7,209
Dec 18	$7,836	$11,433	$7,935
Jan 19	$8,508	$12,336	$8,612
Feb 19	$8,450	$12,666	$8,557
Mar 19	$8,518	$12,825	$8,622
Apr 19	$7,923	$13,258	$8,009
May 19	$8,199	$12,472	$8,291
Jun 19	$9,999	$13,289	$10,114
Jul 19	$10,413	$13,328	$10,537
Aug 19	$11,711	$13,011	$11,853
Sep 19	$10,594	$13,285	$10,720
Oct 19	$11,199	$13,649	$11,340
Nov 19	$10,687	$13,982	$10,823
Dec 19	$11,807	$14,474	$11,955
Jan 20	$11,597	$14,315	$11,746
Feb 20	$10,732	$13,159	$10,877
Mar 20	$9,524	$11,382	$9,654
Apr 20	$13,445	$12,601	$13,627
May 20	$13,563	$13,149	$13,742
Jun 20	$14,728	$13,569	$14,929
Jul 20	$17,422	$14,287	$17,678
Aug 20	$17,241	$15,162	$17,490
Sep 20	$15,974	$14,673	$16,208
Oct 20	$15,253	$14,316	$15,477
Nov 20	$13,928	$16,080	$14,136
Dec 20	$14,758	$16,827	$14,985
Jan 21	$14,225	$16,751	$14,443
Feb 21	$12,800	$17,139	$12,997
Mar 21	$13,431	$17,596	$13,638
Apr 21	$14,147	$18,366	$14,366
May 21	$16,282	$18,643	$16,544
Jun 21	$13,890	$18,897	$14,114
Jul 21	$14,313	$19,027	$14,535
Aug 21	$13,427	$19,504	$13,621
Sep 21	$12,202	$18,698	$12,370
Oct 21	$13,004	$19,652	$13,206
Nov 21	$13,233	$19,179	$13,429
Dec 21	$13,582	$19,946	$13,758
Jan 22	$12,871	$18,967	$13,005
Feb 22	$14,017	$18,477	$14,451
Mar 22	$15,592	$18,877	$15,827
Apr 22	$14,286	$17,366	$14,573
May 22	$12,965	$17,387	$13,191
Jun 22	$11,110	$15,921	$11,264
Jul 22	$10,233	$17,032	$10,353
Aug 22	$9,342	$16,405	$9,493
Sep 22	$9,518	$14,835	$9,677
Oct 22	$9,461	$15,730	$9,578
Nov 22	$11,279	$16,950	$11,327
Dec 22	$11,556	$16,283	$11,685
Jan 23	$12,944	$17,451	$13,062
Feb 23	$11,056	$16,950	$11,207
Mar 23	$12,969	$17,473	$13,137
Apr 23	$13,436	$17,724	$13,610
May 23	$12,242	$17,534	$12,390
Jun 23	$12,111	$18,553	$12,260
Jul 23	$12,613	$19,231	$12,791
Aug 23	$11,782	$18,694	$11,955
Sep 23	$10,783	$17,921	$10,977
Oct 23	$11,488	$17,382	$11,633
Nov 23	$12,806	$18,987	$12,963
Dec 23	$13,014	$19,899	$13,230
Jan 24	$11,651	$20,015	$11,879
Feb 24	$10,989	$20,874	$11,151
Mar 24	$13,287	$21,530	$13,390
Apr 24	$14,026	$20,819	$14,190
May 24	$14,943	$21,665	$15,021
Jun 24	$14,641	$22,147	$14,744
Jul 24	$16,407	$22,505	$16,523
Aug 24	$17,098	$23,076	$17,265
Sep 24	$17,548	$23,612	$17,732
Oct 24	$17,436	$23,082	$17,553
Nov 24	$16,282	$23,946	$16,407
Dec 24	$14,930	$23,379	$15,060
Jan 25	$17,233	$24,164	$17,460
Feb 25	$17,507	$24,018	$17,666
Mar 25	$20,417	$23,069	$20,575
Apr 25	$21,829	$23,284	$22,036
May 25	$22,558	$24,623	$22,702
Jun 25	$23,479	$25,728	$23,623
Jul 25	$23,417	$26,077	$23,720
Aug 25	$28,823	$26,721	$29,071
Sep 25	$34,569	$27,690	$35,022
Oct 25	$32,938	$28,309	$33,405
Nov 25	$37,774	$28,305	$38,022
Dec 25	$39,814	$28,601	$40,123
Jan 26	$43,638	$29,449	$44,649
Feb 26	$53,381	$29,828	$53,665
Mar 26	$42,692	$27,685	$42,547
Apr 26	$41,375	$30,502	$41,494
May 26	$41,965	$32,076	$42,252
Jun 26	$35,158	$31,818	$35,329
Jul 26	$34,664	$31,842	$34,864
Aug 26	$46,965	$32,693	$47,296

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
62.94%	28.46%	16.73%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Gold Miners IMI Index (Net)...
62.69	28.27	16.81

Key Fund statistics

Table Summary
Net Assets...
$2,515,899,463
Number of Portfolio Holdings...
43
Net Investment Advisory Fees...
$10,835,098
Portfolio Turnover Rate...
14%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Canada...
55.4%
United States...
20.0
South Africa...
11.8
Australia...
6.0
United Kingdom...
3.8
China...
1.4
Hong Kong...
1.2
Turkey...
0.4
Russia...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Newmont Corp...
16.2%
Agnico Eagle Mines Ltd...
12.1
Barrick Mining Corp...
8.3
Wheaton Precious Metals Corp...
7.4
Anglogold Ashanti PLC...
4.7
Gold Fields Ltd...
4.6
Kinross Gold Corp...
4.5
Coeur Mining, Inc...
3.4
Pan American Silver Corp...
3.2
Equinox Gold Corp...
2.5
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Gold Miners ETF

Annual Shareholder Report — August 31, 2026

RING-08/26-AR

iShares MSCI Global Metals & Mining Producers ETF

PICK | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Metals & Mining Producers ETF	$52	0.40%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 62.20%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net) returned 63.32%.

What contributed to performance?

Diversified metals and mining companies in Australia contributed the most to the Fund’s return during the reporting period. The country is a major producer of iron ore and lithium, as well as a leading supplier of gold, zinc, nickel, and critical energy minerals. A large global mining company gained amid soaring copper prices, as the metal is used in the global transition to renewable energy and advanced technologies. Diversified miners in the United Kingdom also contributed, benefiting from rising commodity prices as demand for copper increased with the expansion of artificial intelligence (“AI”) data centers and the energy transition. In the United States, a copper miner was further supported by its strong position in the domestic market amid increased policy support for U.S. copper production. Steel companies benefited from strengthening domestic steel pricing fundamentals, robust shipment volumes, and supportive trade policies.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,739	$10,061	$10,730
Oct 16	$11,117	$9,891	$11,102
Nov 16	$12,253	$9,966	$12,241
Dec 16	$12,112	$10,181	$12,102
Jan 17	$13,653	$10,459	$13,637
Feb 17	$13,406	$10,753	$13,385
Mar 17	$13,038	$10,884	$13,014
Apr 17	$12,680	$11,054	$12,669
May 17	$12,368	$11,298	$12,339
Jun 17	$12,730	$11,349	$12,695
Jul 17	$14,308	$11,667	$14,280
Aug 17	$15,055	$11,711	$15,024
Sep 17	$14,596	$11,938	$14,567
Oct 17	$14,946	$12,185	$14,937
Nov 17	$14,918	$12,421	$14,912
Dec 17	$16,611	$12,622	$16,601
Jan 18	$17,583	$13,334	$17,589
Feb 18	$16,994	$12,773	$17,016
Mar 18	$15,916	$12,491	$15,927
Apr 18	$16,510	$12,620	$16,544
May 18	$16,601	$12,636	$16,650
Jun 18	$15,963	$12,567	$16,009
Jul 18	$16,284	$12,946	$16,332
Aug 18	$15,039	$13,048	$15,108
Sep 18	$15,817	$13,104	$15,899
Oct 18	$14,339	$12,122	$14,415
Nov 18	$13,765	$12,300	$13,835
Dec 18	$13,536	$11,433	$13,610
Jan 19	$14,992	$12,336	$15,080
Feb 19	$15,353	$12,666	$15,453
Mar 19	$15,623	$12,825	$15,730
Apr 19	$15,383	$13,258	$15,488
May 19	$14,172	$12,472	$14,261
Jun 19	$15,651	$13,289	$15,756
Jul 19	$14,825	$13,328	$14,933
Aug 19	$13,210	$13,011	$13,299
Sep 19	$13,788	$13,285	$13,888
Oct 19	$14,129	$13,649	$14,232
Nov 19	$14,614	$13,982	$14,726
Dec 19	$15,767	$14,474	$15,889
Jan 20	$14,439	$14,315	$14,557
Feb 20	$12,461	$13,159	$12,557
Mar 20	$10,166	$11,382	$10,223
Apr 20	$11,398	$12,601	$11,482
May 20	$12,366	$13,149	$12,453
Jun 20	$13,063	$13,569	$13,157
Jul 20	$14,127	$14,287	$14,232
Aug 20	$14,927	$15,162	$15,048
Sep 20	$14,363	$14,673	$14,489
Oct 20	$14,256	$14,316	$14,386
Nov 20	$17,355	$16,080	$17,518
Dec 20	$20,020	$16,827	$20,217
Jan 21	$19,840	$16,751	$20,041
Feb 21	$22,577	$17,139	$22,826
Mar 21	$22,839	$17,596	$23,102
Apr 21	$24,896	$18,366	$25,228
May 21	$25,788	$18,643	$26,142
Jun 21	$24,944	$18,897	$25,255
Jul 21	$26,170	$19,027	$26,578
Aug 21	$25,193	$19,504	$25,634
Sep 21	$22,575	$18,698	$23,040
Oct 21	$23,453	$19,652	$23,740
Nov 21	$22,492	$19,179	$22,762
Dec 21	$24,494	$19,946	$24,796
Jan 22	$24,626	$18,967	$24,797
Feb 22	$27,336	$18,477	$27,836
Mar 22	$29,434	$18,877	$29,989
Apr 22	$26,210	$17,366	$26,832
May 22	$26,579	$17,387	$26,983
Jun 22	$21,527	$15,921	$21,699
Jul 22	$22,261	$17,032	$22,328
Aug 22	$21,995	$16,405	$22,441
Sep 22	$20,395	$14,835	$20,738
Oct 22	$21,216	$15,730	$21,453
Nov 22	$25,902	$16,950	$25,883
Dec 22	$25,313	$16,283	$25,617
Jan 23	$28,661	$17,451	$28,923
Feb 23	$26,112	$16,950	$26,587
Mar 23	$26,301	$17,473	$26,634
Apr 23	$25,502	$17,724	$25,734
May 23	$23,258	$17,534	$23,509
Jun 23	$25,376	$18,553	$25,661
Jul 23	$27,262	$19,231	$27,657
Aug 23	$25,286	$18,694	$25,763
Sep 23	$24,971	$17,921	$25,536
Oct 23	$23,567	$17,382	$23,872
Nov 23	$25,526	$18,987	$26,000
Dec 23	$27,858	$19,899	$28,405
Jan 24	$26,093	$20,015	$26,811
Feb 24	$25,416	$20,874	$25,849
Mar 24	$26,897	$21,530	$27,362
Apr 24	$27,301	$20,819	$28,048
May 24	$28,361	$21,665	$28,800
Jun 24	$26,607	$22,147	$27,169
Jul 24	$26,183	$22,505	$26,646
Aug 24	$25,588	$23,076	$26,136
Sep 24	$28,261	$23,612	$29,063
Oct 24	$26,175	$23,082	$26,693
Nov 24	$25,815	$23,946	$26,264
Dec 24	$23,248	$23,379	$23,726
Jan 25	$23,618	$24,164	$24,209
Feb 25	$23,713	$24,018	$24,129
Mar 25	$23,844	$23,069	$24,147
Apr 25	$23,453	$23,284	$23,942
May 25	$24,187	$24,623	$24,659
Jun 25	$25,477	$25,728	$25,923
Jul 25	$25,765	$26,077	$26,367
Aug 25	$27,709	$26,721	$28,325
Sep 25	$30,120	$27,690	$30,766
Oct 25	$31,370	$28,309	$32,055
Nov 25	$31,977	$28,305	$32,630
Dec 25	$35,039	$28,601	$35,888
Jan 26	$39,937	$29,449	$41,366
Feb 26	$43,988	$29,828	$45,147
Mar 26	$38,766	$27,685	$38,854
Apr 26	$42,235	$30,502	$42,817
May 26	$45,271	$32,076	$46,476
Jun 26	$40,334	$31,818	$41,126
Jul 26	$40,971	$31,842	$41,942
Aug 26	$44,946	$32,693	$46,259

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
62.20%	12.28%	16.22%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)...
63.32	12.53	16.55

Key Fund statistics

Table Summary
Net Assets...
$2,583,498,568
Number of Portfolio Holdings...
253
Net Investment Advisory Fees...
$6,345,945
Portfolio Turnover Rate...
12%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Industry allocation

Geographic allocation

Table Summary
Industry	Percent of Total InvestmentsFootnote Reference(a)
Diversified Metals & Mining...
51.9%
Steel...
25.4
Copper...
14.3
Aluminum...
5.4
Precious Metals & Minerals...
3.0
Building Products...
0.0Footnote Reference(b)
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Australia...
23.2%
United States...
16.3
United Kingdom...
15.6
Canada...
7.5
China...
5.3
Japan...
5.3
India...
4.4
Brazil...
3.8
South Africa...
3.0
Mexico...
2.3
OtherFootnote Reference(c)...
13.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Metals & Mining Producers ETF

Annual Shareholder Report — August 31, 2026

PICK-08/26-AR

iShares MSCI Global Silver and Metals Miners ETF

SLVP | Cboe BZX Exchange

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI Global Silver and Metals Miners ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Global Silver and Metals Miners ETF	$56	0.39%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 87.69%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI ACWI Select Silver Miners IMI Index (Net) returned 88.89%.

What contributed to performance?

Metals and mining stocks in Canada were the largest contributor to the Fund’s return during the reporting period. Continuing geopolitical tensions, both in the Middle East and between Russia and Ukraine, supported safe-haven demand for precious metals, contributing to strong gains in gold and silver prices. In both Canada and the United States, silver miners also benefited from tight supply conditions and the metal’s use in renewable energy and electric vehicles, while gold miners advanced amid robust central bank purchases and solid retail demand. Additionally, in the United States, a silver producer was further supported by strong production and significant debt reduction. In the United Kingdom, a leading primary silver and gold producer benefited from the rally in precious metals prices, which supported expansion beyond its core mining operations in Mexico.

What detracted from performance?

There were no significant detractors from the Fund’s return during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI ACWI Select Silver Miners IMI Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,434	$10,061	$10,437
Oct 16	$9,537	$9,891	$9,539
Nov 16	$8,104	$9,966	$8,106
Dec 16	$7,917	$10,181	$7,902
Jan 17	$9,376	$10,459	$9,355
Feb 17	$8,842	$10,753	$8,823
Mar 17	$8,699	$10,884	$8,677
Apr 17	$8,413	$11,054	$8,388
May 17	$8,518	$11,298	$8,492
Jun 17	$8,379	$11,349	$8,359
Jul 17	$8,500	$11,667	$8,476
Aug 17	$8,674	$11,711	$8,656
Sep 17	$8,175	$11,938	$8,156
Oct 17	$7,911	$12,185	$7,891
Nov 17	$7,752	$12,421	$7,730
Dec 17	$8,213	$12,622	$8,193
Jan 18	$8,122	$13,334	$8,100
Feb 18	$7,432	$12,773	$7,418
Mar 18	$7,690	$12,491	$7,672
Apr 18	$7,955	$12,620	$7,937
May 18	$8,008	$12,636	$7,987
Jun 18	$7,757	$12,567	$7,741
Jul 18	$7,353	$12,946	$7,333
Aug 18	$6,430	$13,048	$6,411
Sep 18	$6,316	$13,104	$6,305
Oct 18	$5,995	$12,122	$5,980
Nov 18	$5,675	$12,300	$5,658
Dec 18	$6,383	$11,433	$6,363
Jan 19	$7,027	$12,336	$7,006
Feb 19	$7,042	$12,666	$7,026
Mar 19	$6,981	$12,825	$6,964
Apr 19	$6,436	$13,258	$6,417
May 19	$6,099	$12,472	$6,069
Jun 19	$7,189	$13,289	$7,151
Jul 19	$7,474	$13,328	$7,440
Aug 19	$8,352	$13,011	$8,318
Sep 19	$7,428	$13,285	$7,393
Oct 19	$7,913	$13,649	$7,883
Nov 19	$7,828	$13,982	$7,794
Dec 19	$8,812	$14,474	$8,777
Jan 20	$8,309	$14,315	$8,279
Feb 20	$7,242	$13,159	$7,190
Mar 20	$5,908	$11,382	$5,860
Apr 20	$8,458	$12,601	$8,390
May 20	$9,839	$13,149	$9,772
Jun 20	$10,501	$13,569	$10,428
Jul 20	$13,582	$14,287	$13,502
Aug 20	$13,590	$15,162	$13,506
Sep 20	$12,277	$14,673	$12,207
Oct 20	$12,309	$14,316	$12,235
Nov 20	$11,688	$16,080	$11,623
Dec 20	$13,746	$16,827	$13,680
Jan 21	$13,068	$16,751	$13,008
Feb 21	$12,657	$17,139	$12,593
Mar 21	$11,850	$17,596	$11,788
Apr 21	$12,221	$18,366	$12,158
May 21	$14,472	$18,643	$14,409
Jun 21	$12,478	$18,897	$12,430
Jul 21	$11,989	$19,027	$11,929
Aug 21	$11,323	$19,504	$11,264
Sep 21	$10,029	$18,698	$9,981
Oct 21	$11,127	$19,652	$11,068
Nov 21	$10,810	$19,179	$10,727
Dec 21	$10,578	$19,946	$10,534
Jan 22	$9,622	$18,967	$9,563
Feb 22	$10,592	$18,477	$10,588
Mar 22	$11,607	$18,877	$11,570
Apr 22	$10,155	$17,366	$10,155
May 22	$9,286	$17,387	$9,250
Jun 22	$8,093	$15,921	$8,046
Jul 22	$8,262	$17,032	$8,222
Aug 22	$7,072	$16,405	$7,058
Sep 22	$7,340	$14,835	$7,336
Oct 22	$7,649	$15,730	$7,611
Nov 22	$8,768	$16,950	$8,679
Dec 22	$8,649	$16,283	$8,613
Jan 23	$9,362	$17,451	$9,313
Feb 23	$7,947	$16,950	$7,931
Mar 23	$9,462	$17,473	$9,424
Apr 23	$9,343	$17,724	$9,309
May 23	$8,368	$17,534	$8,333
Jun 23	$7,989	$18,553	$7,969
Jul 23	$8,661	$19,231	$8,653
Aug 23	$8,020	$18,694	$8,004
Sep 23	$7,089	$17,921	$7,094
Oct 23	$7,184	$17,382	$7,159
Nov 23	$8,418	$18,987	$8,400
Dec 23	$8,471	$19,899	$8,480
Jan 24	$7,324	$20,015	$7,342
Feb 24	$6,775	$20,874	$6,760
Mar 24	$8,418	$21,530	$8,365
Apr 24	$9,359	$20,819	$9,326
May 24	$10,764	$21,665	$10,696
Jun 24	$9,591	$22,147	$9,536
Jul 24	$10,935	$22,505	$10,874
Aug 24	$10,319	$23,076	$10,271
Sep 24	$11,031	$23,612	$10,990
Oct 24	$11,877	$23,082	$11,814
Nov 24	$10,750	$23,946	$10,738
Dec 24	$9,701	$23,379	$9,654
Jan 25	$10,990	$24,164	$10,978
Feb 25	$10,939	$24,018	$10,930
Mar 25	$12,519	$23,069	$12,474
Apr 25	$12,838	$23,284	$12,788
May 25	$13,092	$24,623	$13,031
Jun 25	$14,948	$25,728	$14,880
Jul 25	$14,686	$26,077	$14,689
Aug 25	$18,199	$26,721	$18,181
Sep 25	$22,912	$27,690	$22,904
Oct 25	$22,303	$28,309	$22,325
Nov 25	$26,385	$28,305	$26,307
Dec 25	$29,182	$28,601	$29,262
Jan 26	$33,328	$29,449	$33,693
Feb 26	$40,587	$29,828	$40,656
Mar 26	$30,293	$27,685	$30,186
Apr 26	$30,236	$30,502	$30,219
May 26	$31,744	$32,076	$31,843
Jun 26	$26,434	$31,818	$26,492
Jul 26	$25,481	$31,842	$25,510
Aug 26	$34,157	$32,693	$34,343

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
87.69%	24.71%	13.07%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI ACWI Select Silver Miners IMI Index (Net)...
88.89	24.98	13.13

Key Fund statistics

Table Summary
Net Assets...
$1,015,338,735
Number of Portfolio Holdings...
39
Net Investment Advisory Fees...
$3,401,706
Portfolio Turnover Rate...
24%

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Geographic allocation

Ten largest holdings

Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
Canada...
55.4%
United States...
21.4
Mexico...
10.9
United Kingdom...
8.9
China...
1.9
South Africa...
1.2
Australia...
0.2
Philippines...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Hecla Mining Co...
14.8%
Industrias Penoles SAB de CV...
10.9
First Majestic Silver Corp...
10.8
Fresnillo PLC...
8.2
Aya Gold & Silver, Inc...
4.6
Discovery Mining Ltd...
4.5
Newmont Corp...
4.5
Wheaton Precious Metals Corp...
4.4
Agnico Eagle Mines Ltd...
4.4
Endeavour Silver Corp...
4.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Global Silver and Metals Miners ETF

Annual Shareholder Report — August 31, 2026

SLVP-08/26-AR

iShares MSCI World ETF

URTH | NYSE Arca

Annual Shareholder Report — August 31, 2026

This annual shareholder report contains important information about iShares MSCI World ETF (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI World ETF	$26	0.24%

How did the Fund perform last year?

  For the reporting period ended August 31, 2026, the Fund returned 20.48%.

  For the same period, the MSCI All Country World Index (Net) returned 22.35% and the MSCI World Index (Net) returned 20.37%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period, driven by the information technology sector. In the semiconductors and semiconductor equipment subsector, stocks gained amid strong demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services revenue. The healthcare sector also contributed, as pharmaceutical companies pursued acquisitions of emerging biotechnology firms to replenish pipelines ahead of key patent expirations, while strong commercial execution, particularly for next-generation GLP-1 weight-loss and oncology therapies, further supported the sector. Japanese equities also modestly contributed to performance, particularly in the information technology and financials sectors.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: September 1, 2016 through August 31, 2026

Initial investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	MSCI World Index (Net)
Aug 16	$10,000	$10,000	$10,000
Sep 16	$10,051	$10,061	$10,053
Oct 16	$9,853	$9,891	$9,859
Nov 16	$10,003	$9,966	$10,000
Dec 16	$10,242	$10,181	$10,240
Jan 17	$10,485	$10,459	$10,487
Feb 17	$10,777	$10,753	$10,778
Mar 17	$10,894	$10,884	$10,892
Apr 17	$11,055	$11,054	$11,054
May 17	$11,296	$11,298	$11,288
Jun 17	$11,341	$11,349	$11,331
Jul 17	$11,614	$11,667	$11,602
Aug 17	$11,629	$11,711	$11,619
Sep 17	$11,892	$11,938	$11,879
Oct 17	$12,113	$12,185	$12,104
Nov 17	$12,378	$12,421	$12,366
Dec 17	$12,547	$12,622	$12,533
Jan 18	$13,207	$13,334	$13,195
Feb 18	$12,679	$12,773	$12,648
Mar 18	$12,396	$12,491	$12,365
Apr 18	$12,550	$12,620	$12,515
May 18	$12,634	$12,636	$12,593
Jun 18	$12,627	$12,567	$12,587
Jul 18	$13,026	$12,946	$12,980
Aug 18	$13,195	$13,048	$13,141
Sep 18	$13,268	$13,104	$13,214
Oct 18	$12,297	$12,122	$12,244
Nov 18	$12,438	$12,300	$12,383
Dec 18	$11,497	$11,433	$11,441
Jan 19	$12,402	$12,336	$12,332
Feb 19	$12,779	$12,666	$12,702
Mar 19	$12,948	$12,825	$12,869
Apr 19	$13,409	$13,258	$13,326
May 19	$12,637	$12,472	$12,557
Jun 19	$13,472	$13,289	$13,384
Jul 19	$13,546	$13,328	$13,450
Aug 19	$13,275	$13,011	$13,175
Sep 19	$13,559	$13,285	$13,456
Oct 19	$13,904	$13,649	$13,798
Nov 19	$14,295	$13,982	$14,182
Dec 19	$14,725	$14,474	$14,607
Jan 20	$14,634	$14,315	$14,518
Feb 20	$13,405	$13,159	$13,291
Mar 20	$11,625	$11,382	$11,532
Apr 20	$12,900	$12,601	$12,792
May 20	$13,531	$13,149	$13,410
Jun 20	$13,898	$13,569	$13,765
Jul 20	$14,562	$14,287	$14,423
Aug 20	$15,537	$15,162	$15,387
Sep 20	$14,997	$14,673	$14,856
Oct 20	$14,536	$14,316	$14,400
Nov 20	$16,396	$16,080	$16,242
Dec 20	$17,093	$16,827	$16,930
Jan 21	$16,926	$16,751	$16,762
Feb 21	$17,371	$17,139	$17,192
Mar 21	$17,950	$17,596	$17,764
Apr 21	$18,788	$18,366	$18,590
May 21	$19,088	$18,643	$18,858
Jun 21	$19,353	$18,897	$19,139
Jul 21	$19,706	$19,027	$19,482
Aug 21	$20,188	$19,504	$19,967
Sep 21	$19,325	$18,698	$19,138
Oct 21	$20,450	$19,652	$20,222
Nov 21	$20,018	$19,179	$19,779
Dec 21	$20,856	$19,946	$20,624
Jan 22	$19,815	$18,967	$19,533
Feb 22	$19,248	$18,477	$19,039
Mar 22	$19,738	$18,877	$19,561
Apr 22	$18,099	$17,366	$17,936
May 22	$18,178	$17,387	$17,950
Jun 22	$16,623	$15,921	$16,395
Jul 22	$17,949	$17,032	$17,697
Aug 22	$17,145	$16,405	$16,957
Sep 22	$15,551	$14,835	$15,380
Oct 22	$16,694	$15,730	$16,485
Nov 22	$17,968	$16,950	$17,631
Dec 22	$17,112	$16,283	$16,882
Jan 23	$18,348	$17,451	$18,077
Feb 23	$17,859	$16,950	$17,642
Mar 23	$18,449	$17,473	$18,188
Apr 23	$18,770	$17,724	$18,506
May 23	$18,601	$17,534	$18,322
Jun 23	$19,722	$18,553	$19,430
Jul 23	$20,358	$19,231	$20,082
Aug 23	$19,872	$18,694	$19,603
Sep 23	$19,004	$17,921	$18,757
Oct 23	$18,507	$17,382	$18,213
Nov 23	$20,215	$18,987	$19,920
Dec 23	$21,207	$19,899	$20,898
Jan 24	$21,403	$20,015	$21,149
Feb 24	$22,379	$20,874	$22,046
Mar 24	$23,101	$21,530	$22,748
Apr 24	$22,204	$20,819	$21,909
May 24	$23,279	$21,665	$22,887
Jun 24	$23,719	$22,147	$23,353
Jul 24	$24,138	$22,505	$23,765
Aug 24	$24,789	$23,076	$24,393
Sep 24	$25,231	$23,612	$24,839
Oct 24	$24,728	$23,082	$24,347
Nov 24	$25,884	$23,946	$25,464
Dec 24	$25,177	$23,379	$24,800
Jan 25	$26,042	$24,164	$25,675
Feb 25	$25,923	$24,018	$25,491
Mar 25	$24,796	$23,069	$24,356
Apr 25	$24,985	$23,284	$24,572
May 25	$26,466	$24,623	$26,027
Jun 25	$27,632	$25,728	$27,150
Jul 25	$27,909	$26,077	$27,499
Aug 25	$28,676	$26,721	$28,217
Sep 25	$29,635	$27,690	$29,124
Oct 25	$30,210	$28,309	$29,707
Nov 25	$30,305	$28,305	$29,791
Dec 25	$30,533	$28,601	$30,032
Jan 26	$31,201	$29,449	$30,704
Feb 26	$31,446	$29,828	$30,929
Mar 26	$29,628	$27,685	$28,959
Apr 26	$32,343	$30,502	$31,736
May 26	$33,761	$32,076	$33,181
Jun 26	$33,561	$31,818	$32,943
Jul 26	$33,704	$31,842	$33,112
Aug 26	$34,549	$32,693	$33,965

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Table Summary
...
1 Year	5 Years	10 Years
Fund NAV...
20.48%	11.34%	13.20%
MSCI All Country World Index (Net)...
22.35	10.88	12.58
MSCI World Index (Net)...
20.37	11.21	13.01

Key Fund statistics

Table Summary
Net Assets...
$8,218,271,330
Number of Portfolio Holdings...
1,260
Net Investment Advisory Fees...
$17,221,168
Portfolio Turnover Rate...
4%

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of August 31, 2026)

Sector allocation

Geographic allocation

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.0%
Financials...
16.5
Industrials...
11.1
Health Care...
9.3
Consumer Discretionary...
8.8
Communication Services...
7.9
Consumer Staples...
4.9
Energy...
4.1
Materials...
3.4
Utilities...
2.4
Real Estate...
1.6
Table Summary
Country/Geographic Region	Percent of Total InvestmentsFootnote Reference(a)
United States...
72.3%
Japan...
5.8
United Kingdom...
3.5
Canada...
3.4
France...
2.4
Switzerland...
2.2
Germany...
2.2
Australia...
1.6
Netherlands...
1.3
Spain...
1.0
OtherFootnote Reference(b)...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI, Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI World ETF

Annual Shareholder Report — August 31, 2026

URTH-08/26-AR

(b)     Not Applicable
Item 2 – Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.
Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-four series of the registrant for which the fiscal year-end is August 31, 2026 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $707,000 for the fiscal year ended August 31, 2025 and $712,300 for the fiscal year ended August 31, 2026.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2025 and August 31, 2026 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $426,800 for the fiscal year ended August 31, 2025 and $426,800 for the fiscal year ended August 31, 2026. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended August 31, 2025 and August 31, 2026 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.
(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $426,800 for the fiscal year ended August 31, 2025 and $426,800 for the fiscal year ended August 31, 2026.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i)    Not Applicable
               (j)    Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
John E. Martinez

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI Hong Kong ETF | EWH | NYSE Arca
iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
iShares MSCI Malaysia ETF | EWM | NYSE Arca
iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
iShares MSCI Singapore ETF | EWS | NYSE Arca
iShares MSCI Taiwan ETF | EWT | NYSE Arca
iShares MSCI Thailand ETF | THD | NYSE Arca

Page
2

iShares
®
MSCI Hong Kong ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  4 .7%
BOC Hong Kong Holdings Ltd. ............... 8,362,000 $ 56,087,681
a
Capital Markets  —  17 .6%
Futu Holdings Ltd. , ADR ................... 170,042 20,768,930
Hong Kong Exchanges & Clearing Ltd. ......... 3,540,626 191,428,932
212,197,862
a
Diversified Telecommunication Services  —  1 .6%
HKT Trust & HKT Ltd. , Class SS .............. 12,761,500 19,862,205
a
Electric Utilities  —  8 .4%
CK Infrastructure Holdings Ltd. ............... 1,600,500 13,302,231
CLP Holdings Ltd. ....................... 5,275,700 52,888,094
Power Assets Holdings Ltd. ................. 4,623,000 35,494,084
101,684,409
a
Food Products  —  2 .1%
WH Group Ltd.
(a)
........................ 26,585,000 25,095,153
a
Gas Utilities  —  2 .9%
Hong Kong & China Gas Co. Ltd. ............. 37,639,495 34,563,019
a
Ground Transportation  —  1 .9%
MTR Corp. Ltd.
(b)
........................ 5,595,083 23,042,730
a
Hotels, Restaurants & Leisure  —  3 .8%
Galaxy Entertainment Group Ltd.
(b)
............ 6,771,000 29,432,094
Sands China Ltd. ........................ 9,445,200 16,823,388
46,255,482
a
Industrial Conglomerates  —  9 .5%
CK Hutchison Holdings Ltd. ................. 7,696,767 68,725,945
Jardine Matheson Holdings Ltd. .............. 466,100 27,441,037
Swire Pacific Ltd. , Class A .................. 1,362,500 18,500,281
114,667,263
a
Insurance  —  23 .1%
AIA Group Ltd. ......................... 28,766,000 278,098,198
a
Security Shares Value
a
Machinery  —  4 .3%
Techtronic Industries Co. Ltd. ................ 3,031,647 $ 52,139,432
a
Marine Transportation  —  2 .4%
SITC International Holdings Co. Ltd. ........... 4,760,000 28,945,999
a
Real Estate Management & Development  —  13 .7%
CK Asset Holdings Ltd. .................... 5,893,767 33,974,424
Henderson Land Development Co. Ltd. ......... 5,032,762 17,186,895
Hongkong Land Holdings Ltd. ............... 2,777,700 22,621,571
Sino Land Co. Ltd. ....................... 14,092,000 18,558,811
Sun Hung Kai Properties Ltd. ................ 3,493,500 51,599,456
Wharf Real Estate Investment Co. Ltd. ......... 5,517,150 21,674,487
165,615,644
a
Retail REITs  —  3 .5%
Link REIT ............................. 8,546,000 42,118,702
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,178,338,785 ) ............................. 1,200,373,779
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
..................... 12,474,034 12,477,776
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
........................... 761,609 761,609
a
Total Short-Term Securities — 1.1%
(Cost: $ 13,240,061 ) ............................... 13,239,385
Total Investments — 100.6%
(Cost: $ 1,191,578,846 ) ............................. 1,213,613,164
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............. (7,159,168)
Net Assets — 100.0% ............................... $ 1,206,453,996
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 12,477,579
(a)
$ — $ 873 $ (676) $ 12,477,776 12,474,034 $ 15,622
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 560,000 201,609
(a)
— — — 761,609 761,609 112,970 —
$ — $ 873 $ (676)
$ 13,239,385
$ 128,592 $ —

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Hong Kong ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Hong Kong Index ................................................................ 74 09/18/26 $ 6,136 $ (31,772)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 31,772 $ — $ — $ — $ 31,772
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (1,191,925) $ — $ — $ — $ (1,191,925)
Swaps ......................................... — — (5,078,109) — — — (5,078,109)
$ — $ — $ (6,270,034) $ — $ — $ — $ (6,270,034)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (97,236) $ — $ — $ — $ (97,236)
Swaps ......................................... — — (242,263) — — — (242,263)
$ —
$ — $ (339,499) $ — $ — $ — $ (339,499)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 6,117,199
Equity Swaps:
Average notional value - long ............................................................................................ $ 13,868,451
a

iShares
®
MSCI Hong Kong ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 20,768,930  $ 1,179,604,849  $ —  $ 1,200,373,779
Short-Term Securities
Money Market Funds ....................................... 13,239,385  —  —  13,239,385
$ 34,008,315  $ 1,179,604,849  $ —  $ 1,213,613,164
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (31,772) $ —  $ (31,772)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .0%
Astroscale Holdings, Inc.
(a)
................... 16,800 $ 118,245
a
Air Freight & Logistics  —  1 .4%
AZ-COM MARUWA Holdings, Inc. ............. 9,600 54,330
Hamakyorex Co. Ltd. ...................... 12,000 139,311
Konoike Transport Co. Ltd. .................. 4,800 87,444
Mitsui-Soko Holdings Co. Ltd. ................ 10,200 213,471
NIPPON EXPRESS HOLDINGS, INC. ........... 38,400 1,384,172
Sankyu, Inc. ............................ 7,800 405,646
SBS Holdings, Inc. ........................ 2,400 78,417
Senko Group Holdings Co. Ltd. ............... 26,400 369,384
SG Holdings Co. Ltd. ...................... 55,200 522,629
Yamato Holdings Co. Ltd. ................... 43,200 526,640
3,781,444
a
Automobile Components  —  3 .7%
Aisan Industry Co. Ltd. ..................... 7,200 106,890
Eagle Industry Co. Ltd. ..................... 4,800 91,715
Exedy Corp. ............................ 4,800 185,901
FCC Co. Ltd. ............................ 7,200 187,598
GS Yuasa Corp. ......................... 16,800 558,010
JTEKT Corp. ............................ 40,800 545,422
Koito Manufacturing Co. Ltd. ................. 33,600 565,962
KYB Corp. ............................. 4,800 142,894
Musashi Seimitsu Industry Co. Ltd. ............. 7,200 145,283
NHK Spring Co. Ltd. ....................... 31,200 666,522
Nifco, Inc. .............................. 14,400 475,782
Nippon Seiki Co. Ltd. ...................... 6,700 114,091
Niterra Co. Ltd. .......................... 28,800 1,496,333
NOK Corp. ............................. 14,400 276,639
Seiren Co. Ltd. .......................... 9,300 203,083
Stanley Electric Co. Ltd. .................... 16,800 380,213
Sumitomo Rubber Industries Ltd. .............. 33,600 469,561
Tokai Rika Co. Ltd. ........................ 9,600 190,208
Topre Corp. ............................. 7,200 151,186
Toyo Tire Corp. .......................... 23,700 555,122
Toyoda Gosei Co. Ltd. ..................... 16,800 575,182
Toyota Boshoku Corp. ..................... 16,500 234,290
TS Tech Co. Ltd. ......................... 14,400 166,128
Yokohama Rubber Co. Ltd. (The) .............. 24,000 1,107,791
9,591,806
a
Automobiles  —  0 .5%
Mazda Motor Corp. ....................... 110,400 846,808
Mitsubishi Motors Corp.
(b)
................... 127,200 311,931
Nissan Shatai Co. Ltd. ..................... 12,000 69,327
1,228,066
a
Banks  —  9 .8%
77 Bank Ltd. (The) ........................ 36,000 895,119
Aichi Financial Group, Inc. ................... 33,600 413,568
Aozora Bank Ltd. ......................... 19,200 408,443
Awa Bank Ltd. (The) ....................... 4,800 299,417
Bank of Iwate Ltd. (The) .................... 9,600 155,311
Bank of Nagoya Ltd. (The) ................... 7,200 325,768
CCI Group, Inc. .......................... 36,000 290,255
Chiba Kogyo Bank Ltd (The) ................. 4,800 79,444
Chugin Financial Group, Inc. ................. 28,800 640,771
Daishi Hokuetsu Financial Group, Inc. ........... 40,800 661,858
First Bank of Toyama Ltd. (The) ............... 9,000 190,688
Fukuoka Financial Group, Inc. ................ 31,200 1,532,018
Gunma Bank Ltd. (The) .................... 62,400 1,104,405
Hachijuni Nagano Bank Ltd. ................. 72,000 1,217,844
Security Shares Value
a
Banks (continued)
Hirogin Holdings, Inc. ...................... 48,000 $ 719,612
Hokuhoku Financial Group, Inc. ............... 19,200 1,001,958
Hyakugo Bank Ltd. (The) ................... 36,000 549,141
Hyakujushi Bank Ltd. (The) .................. 16,800 327,641
Iyogin Holdings, Inc. ....................... 43,200 1,080,466
Juroku Financial Group, Inc. ................. 28,800 473,035
Keiyo Bank Ltd. (The) ...................... 16,800 297,649
Kiyo Bank Ltd. (The) ....................... 9,600 304,421
Kyoto Financial Group, Inc. .................. 43,200 1,343,097
Kyushu Financial Group, Inc. ................. 62,400 616,717
Mebuki Financial Group, Inc. ................. 160,800 1,708,550
Miyazaki Bank Ltd. (The) .................... 12,000 198,032
Musashino Bank Ltd. (The) .................. 14,400 253,551
Nanto Bank Ltd. (The) ..................... 24,000 294,757
Nishi-Nippon Financial Holdings, Inc. ........... 24,000 728,903
North Pacific Bank Ltd. ..................... 50,400 407,258
Ogaki Kyoritsu Bank Ltd. (The) ................ 7,200 369,281
Oita Bank Ltd. (The) ....................... 12,000 229,650
Okinawa Financial Group, Inc. ................ 2,400 111,762
Rakuten Bank Ltd.
(a)
....................... 16,800 672,510
San ju San Financial Group, Inc. .............. 16,800 235,407
San-In Godo Bank Ltd. (The) ................. 26,400 434,682
Senshu Ikeda Holdings, Inc. ................. 45,600 310,902
Seven Bank Ltd. ......................... 100,800 213,426
Shiga Bank Ltd. (The) ...................... 33,600 595,521
Shizuoka Financial Group, Inc. ................ 79,200 1,818,796
Suruga Bank Ltd. ......................... 21,600 401,225
Toho Bank Ltd. (The) ...................... 36,400 224,948
Tokyo Kiraboshi Financial Group, Inc. ........... 43,200 468,565
TOMONY Holdings, Inc. .................... 31,200 218,242
Yamaguchi Financial Group, Inc. .............. 30,900 623,917
Yamanashi Chuo Bank Ltd. (The) .............. 4,800 220,383
25,668,914
a
Beverages  —  0 .7%
Coca-Cola Bottlers Japan Holdings, Inc. ......... 19,200 472,263
Ito En Ltd. .............................. 9,600 182,145
Sapporo Breweries Ltd. .................... 60,100 709,731
Takara Holdings, Inc. ...................... 28,800 382,870
1,747,009
a
Biotechnology  —  0 .1%
GNI Group Ltd.
(a)
......................... 9,697 170,410
PeptiDream, Inc.
(a)
........................ 19,200 131,031
301,441
a
Broadline Retail  —  1 .5%
ASKUL Corp. ........................... 4,800 39,050
BuySell Technologies Co. Ltd. ................ 4,400 87,324
Isetan Mitsukoshi Holdings Ltd. ............... 60,000 1,315,561
Izumi Co. Ltd. ........................... 19,200 123,825
J Front Retailing Co. Ltd. .................... 45,600 841,000
Mercari, Inc.
(a)
........................... 21,600 626,498
Seria Co. Ltd. ........................... 9,300 257,329
Takashimaya Co. Ltd. ...................... 48,000 703,108
3,993,695
a
Building Products  —  1 .8%
Bunka Shutter Co. Ltd. ..................... 9,600 114,314
Central Glass Co. Ltd. ..................... 4,800 136,669
Lixil Corp. .............................. 52,800 584,481
Nichias Corp. ........................... 31,200 675,061
Nichiha Corp. ........................... 4,800 92,277
Nihon Dengi Co. Ltd. ...................... 7,200 105,897
Nitto Boseki Co. Ltd. ....................... 24,000 475,674

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Building Products (continued)
Sanwa Holdings Corp. ..................... 33,600 $ 762,861
Shin Nippon Air Technologies Co. Ltd. ........... 4,800 95,627
Takara Standard Co. Ltd. ................... 7,200 142,721
Takasago Thermal Engineering Co. Ltd. ......... 16,800 452,464
TOTO Ltd. ............................. 26,400 1,051,992
4,690,038
a
Capital Markets  —  0 .5%
GMO Financial Holdings, Inc.
(b)
............... 7,200 54,820
JAFCO Group Co. Ltd. ..................... 9,600 140,296
M&A Capital Partners Co. Ltd. ................ 2,400 64,442
Matsui Securities Co. Ltd. ................... 19,200 143,795
Monex Group, Inc. ........................ 33,600 155,887
Nihon M&A Center Holdings, Inc. .............. 55,200 236,484
Okasan Securities Group, Inc. ................ 26,400 203,158
Tokai Tokyo Financial Holdings, Inc. ............ 40,800 234,153
1,233,035
a
Chemicals  —  6 .7%
ADEKA Corp. ........................... 14,400 417,681
Aica Kogyo Co. Ltd. ....................... 9,600 249,020
Air Water, Inc. ........................... 31,200 511,282
Artience Co. Ltd. ......................... 7,200 231,423
ASAHI YUKIZAI CORP. .................... 2,400 88,925
C Uyemura & Co. Ltd. ...................... 2,400 298,670
Chugoku Marine Paints Ltd. .................. 7,200 161,164
Daicel Corp. ............................ 38,100 352,797
Denka Co. Ltd. .......................... 14,400 301,065
DIC Corp. .............................. 14,400 452,075
Fujimi, Inc. ............................. 9,900 218,381
Fuso Chemical Co. Ltd. .................... 12,300 228,704
Ise Chemicals Corp.
(b)
...................... 4,800 130,038
JCU Corp. ............................. 2,400 81,028
Kaneka Corp. ........................... 7,200 280,196
Kansai Paint Co. Ltd. ...................... 26,400 475,228
Kanto Denka Kogyo Co. Ltd. ................. 7,200 103,572
KH Neochem Co. Ltd. ...................... 7,200 155,765
Konishi Co. Ltd. .......................... 9,600 87,267
Kumiai Chemical Industry Co. Ltd. ............. 14,449 70,354
Kuraray Co. Ltd. ......................... 50,400 581,255
Kureha Corp. ........................... 4,800 135,907
Lintec Corp. ............................ 7,200 247,372
MEC Co. Ltd. ........................... 2,400 99,236
Mitsubishi Gas Chemical Co., Inc. ............. 28,800 709,213
Mitsui Chemicals, Inc. ...................... 67,200 914,929
Nihon Parkerizing Co. Ltd. ................... 14,400 157,880
Nippon Kayaku Co. Ltd. .................... 24,000 313,301
Nippon Shokubai Co. Ltd. ................... 21,600 360,380
Nippon Soda Co. Ltd. ...................... 7,200 180,216
Nissan Chemical Corp. ..................... 24,000 1,229,740
NOF Corp. ............................. 36,000 609,054
Okamoto Industries, Inc. .................... 2,400 96,076
Osaka Soda Co. Ltd. ...................... 14,400 188,891
PILLAR Corp. ........................... 2,400 151,613
Sakata INX Corp. ......................... 7,200 120,732
Sanyo Chemical Industries Ltd. ............... 2,400 96,386
Shikoku Kasei Holdings Corp. ................ 9,600 144,331
Shin-Etsu Polymer Co. Ltd. .................. 7,200 100,552
Sumitomo Bakelite Co. Ltd. .................. 12,000 559,118
Sumitomo Chemical Co. Ltd. ................. 280,800 999,454
T Hasegawa Co. Ltd. ...................... 4,800 100,723
Taiyo Holdings Co. Ltd. ..................... 14,400 425,320
Takasago International Corp. ................. 12,000 101,192
Teijin Ltd. .............................. 33,600 368,288
Toagosei Co. Ltd. ......................... 16,800 196,595
Security Shares Value
a
Chemicals (continued)
Tokai Carbon Co. Ltd. ...................... 36,000 $ 406,426
Tokuyama Corp. ......................... 12,000 300,871
Tokyo Ohka Kogyo Co. Ltd. .................. 16,800 894,527
Tosoh Corp. ............................ 52,800 877,273
Toyobo Co. Ltd. .......................... 14,400 149,998
UBE Corp. ............................. 16,800 373,798
Zacros Corp. ............................ 9,600 77,477
Zeon Corp. ............................. 26,400 413,556
17,576,315
a
Commercial Services & Supplies  —  1 .1%
ALSOK Co. Ltd. .......................... 64,800 493,454
Daiei Kankyo Co. Ltd. ...................... 7,200 174,824
Daiseki Co. Ltd. .......................... 7,212 171,059
Duskin Co. Ltd. .......................... 7,200 212,697
Itoki Corp. .............................. 7,200 119,837
Japan Elevator Service Holdings Co. Ltd. ......... 26,400 257,528
Kokuyo Co. Ltd. .......................... 57,600 332,110
Matsuda Sangyo Co. Ltd. ................... 2,460 107,144
Mitsubishi Pencil Co. Ltd. ................... 7,200 142,870
Nippon Kanzai Holdings Co. Ltd. .............. 2,400 43,306
Okamura Corp. .......................... 9,600 143,486
Park24 Co. Ltd. .......................... 26,400 331,010
Pilot Corp. ............................. 14,400 189,622
TRE Holdings Corp. ....................... 7,200 86,327
2,805,274
a
Construction & Engineering  —  3 .7%
Chiyoda Corp.
(a)
.......................... 28,800 128,414
Chudenko Corp. ......................... 4,800 151,461
COMSYS Holdings Corp. ................... 21,600 736,626
Dai-Dan Co. Ltd. ......................... 16,500 282,575
EXEO Group, Inc. ........................ 33,600 554,164
Hazama Ando Corp. ....................... 28,800 345,524
INFRONEER Holdings, Inc. .................. 38,440 684,681
JGC Holdings Corp. ....................... 40,800 598,476
Kandenko Co. Ltd. ........................ 24,000 820,794
Kinden Corp. ............................ 21,600 943,385
Kraftia Corp. ............................ 7,200 365,190
Kumagai Gumi Co. Ltd. ..................... 24,000 193,462
MIRAIT ONE Corp. ....................... 16,800 379,829
Nippon Densetsu Kogyo Co. Ltd. .............. 7,200 177,719
Nishimatsu Construction Co. Ltd. .............. 4,800 167,009
Okumura Corp. .......................... 4,800 174,652
Penta-Ocean Construction Co. Ltd. ............. 48,000 434,453
PS Construction Co. Ltd. .................... 2,100 30,041
Raito Kogyo Co. Ltd. ...................... 7,200 172,387
Raiznext Corp. .......................... 4,800 92,224
Sanki Engineering Co. Ltd. .................. 19,200 289,866
Shinnihon Corp. .......................... 4,800 70,400
SHO-BOND Holdings Co. Ltd. ................ 28,800 229,771
Taihei Dengyo Kaisha Ltd. ................... 7,200 110,453
Taikisha Ltd. ............................ 7,200 176,954
Takamatsu Construction Group Co. Ltd. .......... 2,400 63,444
Techno Ryowa Ltd. ....................... 2,100 90,655
Toa Corp. .............................. 12,000 158,022
Toda Corp. ............................. 36,000 344,617
Toenec Corp. ........................... 7,200 98,241
Tokyu Construction Co. Ltd. .................. 14,940 110,291
Totetsu Kogyo Co. Ltd. ..................... 4,800 119,399
Toyo Engineering Corp.
(a)
................... 6,800 112,677
West Holdings Corp. ...................... 4,880 79,817
Yokogawa Bridge Holdings Corp. .............. 7,200 133,408

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Construction & Engineering (continued)
Yurtec Corp. ............................ 7,200 $ 115,130
9,736,211
a
Construction Materials  —  0 .3%
Maeda Kosen Co. Ltd. ..................... 7,200 92,875
Mitani Sekisan Co. Ltd. ..................... 4,800 63,930
Shinagawa Refra Co. Ltd. ................... 4,800 62,244
Sumitomo Osaka Cement Co. Ltd. ............. 4,800 170,594
Taiheiyo Cement Corp. ..................... 19,200 507,368
897,011
a
Consumer Finance  —  0 .8%
Acom Co. Ltd. ........................... 74,400 226,084
AEON Financial Service Co. Ltd. .............. 19,200 200,600
Credit Saison Co. Ltd. ...................... 24,000 699,236
Jaccs Co. Ltd. ........................... 4,800 114,779
Marui Group Co. Ltd. ...................... 31,200 570,030
Muninova Holdings, Inc. .................... 57,600 160,008
Orient Corp. ............................ 14,400 77,992
2,048,729
a
Consumer Staples Distribution & Retail  —  2 .0%
Aeon Hokkaido Corp.
(b)
..................... 7,200 39,090
Ain Holdings, Inc. ......................... 4,800 184,609
Arcs Co. Ltd. ............................ 7,200 168,789
Axial Retailing, Inc. ....................... 12,000 96,676
Belc Co. Ltd. ............................ 2,400 102,610
Blue Zones Holdings Co. Ltd. ................. 16,800 194,081
Cosmos Pharmaceutical Corp. ................ 7,200 293,460
Create SD Holdings Co. Ltd. ................. 4,800 102,009
Fuji Co. Ltd. ............................ 4,800 61,759
Genky DrugStores Co. Ltd. .................. 2,400 54,942
H2O Retailing Corp. ....................... 14,435 274,824
Heiwado Co. Ltd. ......................... 4,800 80,105
Kato Sangyo Co. Ltd. ...................... 4,800 200,525
Kobe Bussan Co. Ltd. ...................... 26,400 467,707
Kusuri no Aoki Holdings Co. Ltd. .............. 7,200 185,453
Life Corp. .............................. 6,200 104,827
MatsukiyoCocokara & Co. ................... 60,000 980,657
San-A Co. Ltd. ........................... 7,200 151,662
Sugi Holdings Co. Ltd. ..................... 38,400 317,416
Sundrug Co. Ltd. ......................... 12,000 280,338
Trial Holdings, Inc.
(b)
....................... 7,200 180,881
Tsuruha Holdings, Inc. ..................... 40,800 589,716
United Super Markets Holdings, Inc. ............ 14,400 73,465
Valor Holdings Co. Ltd. ..................... 7,200 147,484
5,333,085
a
Containers & Packaging  —  0 .5%
FP Corp. .............................. 7,200 126,475
Fuji Seal International, Inc. .................. 7,200 149,602
Rengo Co. Ltd. .......................... 38,100 387,924
Toyo Seikan Group Holdings Ltd. .............. 19,200 540,044
1,204,045
a
Distributors  —  0 .2%
Arata Corp. ............................. 4,800 81,830
Central Automotive Products Ltd. .............. 7,200 99,083
Doshisha Co. Ltd. ........................ 4,800 90,983
Happinet Corp. .......................... 4,800 114,497
386,393
a
Diversified REITs  —  1 .7%
Activia Properties, Inc. ..................... 384 326,409
Daiwa House REIT Investment Corp. , Class A ..... 840 613,683
Hankyu Hanshin REIT, Inc. , Class A ............ 120 102,411
Security Shares Value
a
Diversified REITs (continued)
Heiwa Real Estate REIT, Inc. ................. 213 $ 175,714
Hulic REIT, Inc. .......................... 240 225,194
KDX Realty Investment Corp. , Class A .......... 744 693,437
Mori Trust REIT, Inc. ....................... 480 217,069
Nomura Real Estate Master Fund, Inc. .......... 768 706,203
NTT UD REIT Investment Corp. ............... 264 214,854
Sekisui House REIT, Inc. .................... 768 351,756
Star Asia Investment Corp. .................. 480 160,585
United Urban Investment Corp. ............... 552 555,317
4,342,632
a
Diversified Telecommunication Services  —  0 .2%
Internet Initiative Japan, Inc. ................. 21,600 457,817
U-Next Holdings Co. Ltd.
(b)
.................. 12,000 130,122
587,939
a
Electric Utilities  —  1 .5%
Chugoku Electric Power Co., Inc. (The) .......... 55,200 347,871
Hokkaido Electric Power Co., Inc.
(b)
............. 33,600 231,585
Hokuriku Electric Power Co. ................. 33,600 213,705
Kyushu Electric Power Co., Inc. ............... 79,200 1,003,668
Shikoku Electric Power Co., Inc. ............... 28,800 354,242
Tohoku Electric Power Co., Inc. ............... 88,500 735,494
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 288,000 967,007
3,853,572
a
Electrical Equipment  —  0 .8%
Daihen Corp. ........................... 3,400 271,352
Mabuchi Motor Co. Ltd. ..................... 33,600 369,701
Nitto Kogyo Corp. ........................ 4,800 132,643
PowerX, Inc.
(a)
........................... 4,800 54,432
Sanyo Denki Co. Ltd. ...................... 4,800 164,918
Sinfonia Technology Co. Ltd. ................. 4,800 372,784
SWCC Corp. ............................ 4,800 444,529
Toyo Tanso Co. Ltd. ....................... 2,400 101,953
Ushio, Inc. ............................. 12,000 289,916
2,202,228
a
Electronic Equipment, Instruments & Components  —  5 .9%
Ai Holdings Corp. ......................... 7,200 134,186
Alps Alpine Co. Ltd. ....................... 31,200 437,988
Amano Corp. ........................... 9,600 237,842
Anritsu Corp. ............................ 24,000 510,571
Azbil Corp. ............................. 84,000 800,325
Canon Marketing Japan, Inc. ................. 14,400 336,208
Citizen Watch Co. Ltd. ..................... 38,400 675,262
Daiwabo Holdings Co. Ltd. .................. 14,400 341,901
Dexerials Corp. .......................... 31,200 594,921
Furuno Electric Co. Ltd. .................... 4,800 226,536
Furuya Metal Co. Ltd. ...................... 2,400 135,439
Hakuto Co. Ltd. .......................... 2,400 79,420
Hamamatsu Photonics KK ................... 55,200 813,558
Hioki EE Corp. .......................... 2,400 162,636
Hirose Electric Co. Ltd. ..................... 4,800 774,657
Hochiki Corp. ........................... 7,200 87,170
Horiba Ltd. ............................. 7,200 1,048,895
Hosiden Corp. ........................... 7,200 121,741
Japan Aviation Electronics Industry Ltd. .......... 9,600 148,549
Japan Display, Inc.
(a) (b)
..................... 148,800 45,533
Jeol Ltd. ............................... 7,200 316,770
Kaga Electronics Co. Ltd. ................... 7,200 227,419
Macnica Holdings, Inc. ..................... 26,400 608,519
Maruwa Co. Ltd. ......................... 1,600 527,673
Meiko Electronics Co. Ltd. ................... 3,600 442,903
Nichicon Corp. .......................... 7,200 123,237

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Nippon Electric Glass Co. Ltd. ................ 12,000 $ 362,211
Nohmi Bosai Ltd. ......................... 4,800 128,237
Oki Electric Industry Co. Ltd. ................. 16,800 300,203
Omron Corp. ............................ 33,600 1,392,157
Rigaku Holdings Corp. ..................... 24,000 241,847
Riken Keiki Co. Ltd. ....................... 4,800 102,760
Ryoyo Ryosan Holdings, Inc. ................. 4,876 99,195
Santec Holdings Corp. ..................... 900 108,974
Seikoh Giken Co. Ltd.
(b)
.................... 4,500 161,618
Shimadzu Corp. .......................... 45,600 1,166,096
Taiyo Yuden Co. Ltd. ...................... 24,000 1,363,850
Tokyo Electron Device Ltd. .................. 4,800 128,032
15,515,039
a
Energy Equipment & Services  —  0 .2%
Modec, Inc. ............................. 9,600 580,608
a
Entertainment  —  0 .9%
Anycolor, Inc.
(b)
.......................... 4,800 91,180
Cover Corp.
(a)
........................... 7,200 75,547
Daiichikosho Co. Ltd. ...................... 12,000 142,760
DeNA Co. Ltd. ........................... 9,600 154,391
GungHo Online Entertainment, Inc. ............. 7,200 120,338
Koei Tecmo Holdings Co. Ltd. ................ 19,200 204,963
MIXI, Inc. .............................. 7,200 164,004
Shochiku Co. Ltd.
(b)
....................... 2,400 158,648
Square Enix Holdings Co. Ltd. ................ 45,600 843,493
Toei Animation Co. Ltd. ..................... 14,400 275,470
Toei Co. Ltd. ............................ 4,800 180,943
2,411,737
a
Financial Services  —  1 .2%
Financial Partners Group Co. Ltd. .............. 11,700 126,252
Fuyo General Lease Co. Ltd. ................. 9,600 265,329
GMO Payment Gateway, Inc. ................. 7,200 425,577
Japan Securities Finance Co. Ltd. ............. 14,400 225,176
Mizuho Leasing Co. Ltd. .................... 19,200 164,809
Ricoh Leasing Co. Ltd. ..................... 2,400 102,910
Sony Financial Group, Inc. .................. 1,082,400 1,060,191
Tokyo Century Corp. ....................... 26,400 444,104
Zenkoku Hosho Co. Ltd. .................... 19,200 385,803
3,200,151
a
Food Products  —  4 .1%
Ariake Japan Co. Ltd. ...................... 2,400 81,191
Calbee, Inc. ............................ 14,400 279,166
DyDo Group Holdings, Inc. .................. 2,400 45,822
Ezaki Glico Co. Ltd. ....................... 9,600 310,625
FUJI OIL CO. LTD. ........................ 9,600 277,634
House Foods Group, Inc. ................... 11,700 292,958
Itoham Yonekyu Holdings, Inc. ................ 4,840 155,091
Kagome Co. Ltd. ......................... 16,800 288,367
Kewpie Corp. ........................... 19,200 573,055
Kotobuki Spirits Co. Ltd. .................... 19,200 333,532
Megmilk Snow Brand Co. Ltd. ................ 7,200 167,946
MEIJI Holdings Co. Ltd. .................... 45,600 1,281,221
Mitsui DM Sugar Co. Ltd. ................... 2,400 55,020
Morinaga & Co. Ltd. ....................... 12,000 190,415
Morinaga Milk Industry Co. Ltd. ............... 52,800 378,441
NH Foods Ltd. ........................... 14,400 567,722
Nichirei Corp. ........................... 38,400 518,777
Nippn Corp. ............................ 9,600 176,421
Nisshin Oillio Group Ltd. (The) ................ 14,400 184,694
Nisshin Seifun Group, Inc. ................... 38,400 492,169
Nissin Foods Holdings Co. Ltd. ............... 33,600 628,368
Security Shares Value
a
Food Products (continued)
Nissui Corp. ............................ 52,800 $ 420,752
Prima Meat Packers Ltd. .................... 4,800 73,667
S&B Foods, Inc. ......................... 2,400 102,944
Sakata Seed Corp. ........................ 4,800 130,535
Showa Sangyo Co. Ltd. .................... 4,800 112,815
Toyo Suisan Kaisha Ltd. .................... 16,800 1,101,421
Umios Corp. ............................ 24,000 194,477
Yakult Honsha Co. Ltd. ..................... 43,200 765,641
Yamazaki Baking Co. Ltd. ................... 21,600 500,679
10,681,566
a
Gas Utilities  —  0 .3%
K&O Energy Group, Inc. .................... 4,800 60,754
Nippon Gas Co. Ltd. ....................... 19,200 366,706
Shizuoka Gas Co. Ltd. ..................... 7,200 59,271
Toho Gas Co. Ltd. ........................ 45,600 354,281
841,012
a
Ground Transportation  —  3 .4%
Fukuyama Transporting Co. Ltd. ............... 2,400 94,501
Keikyu Corp. ............................ 36,000 353,219
Keio Corp. ............................. 88,800 434,743
Keisei Electric Railway Co. Ltd. ............... 74,400 634,756
Kintetsu Group Holdings Co. Ltd. .............. 33,600 733,334
Kyushu Railway Co. ....................... 26,400 598,069
Maruzen Showa Unyu Co. Ltd. ................ 2,400 110,350
Nagoya Railroad Co. Ltd. ................... 36,000 427,297
NANKAI Co. Ltd. ......................... 16,800 326,200
Nikkon Holdings Co. Ltd.
(b)
................... 16,800 578,440
Nishi-Nippon Railroad Co. Ltd. ................ 12,000 234,440
Odakyu Electric Railway Co. Ltd. .............. 60,000 668,928
Sakai Moving Service Co. Ltd. ................ 4,800 89,835
Seibu Holdings, Inc. ....................... 38,400 823,962
Seino Holdings Co. Ltd. .................... 19,200 333,657
Sotetsu Holdings, Inc. ...................... 16,800 276,573
Tobu Railway Co. Ltd. ...................... 33,600 632,035
Tokyo Metro Co. Ltd.
(b)
..................... 52,800 486,190
Tokyu Corp. ............................ 93,600 972,867
8,809,396
a
Health Care Equipment & Supplies  —  1 .4%
Asahi Intecc Co. Ltd. ...................... 43,200 1,019,471
Fukuda Denshi Co. Ltd. .................... 2,400 183,288
Japan Lifeline Co. Ltd. ..................... 9,600 95,834
Mani, Inc. .............................. 14,400 141,443
Menicon Co. Ltd. ......................... 12,000 143,349
Nakanishi, Inc. .......................... 14,400 281,508
Nihon Kohden Corp. ....................... 28,800 271,328
Nipro Corp. ............................. 28,800 277,194
PHC Holdings Corp. ....................... 6,900 68,974
Sysmex Corp. ........................... 88,800 1,093,007
3,575,396
a
Health Care Providers & Services  —  0 .9%
Alfresa Holdings Corp. ..................... 31,200 451,771
As One Corp. ........................... 12,000 189,690
BML, Inc. .............................. 4,800 110,187
H.U. Group Holdings, Inc. ................... 9,600 217,321
Medipal Holdings Corp. ..................... 36,000 650,712
Ship Healthcare Holdings, Inc. ................ 14,400 215,045
Suzuken Co. Ltd. ......................... 12,000 386,462
Toho Holdings Co. Ltd. ..................... 9,600 237,164
2,458,352
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Health Care Technology  —  0 .4%
JMDC, Inc. ............................. 4,800 $ 106,525
M3, Inc. ............................... 74,400 854,145
960,670
a
Hotel & Resort REITs  —  0 .5%
Hoshino Resorts REIT, Inc. .................. 104 158,138
Invincible Investment Corp. .................. 1,488 578,482
Japan Hotel REIT Investment Corp. , Class A ...... 1,152 598,319
1,334,939
a
Hotels, Restaurants & Leisure  —  2 .8%
Colowide Co. Ltd. ........................ 16,800 225,542
Create Restaurants Holdings, Inc.
(b)
............ 50,400 237,404
Doutor Nichires Holdings Co. Ltd. .............. 4,800 102,198
Food & Life Companies Ltd. ................. 40,800 1,501,184
Fuji Kyuko Co. Ltd. ........................ 4,800 83,700
Fujita Kanko, Inc. ......................... 6,300 119,371
GENDA, INC.
(b)
.......................... 16,800 78,265
Heiwa Corp. ............................ 9,616 133,371
Hiday Hidaka Corp. ....................... 4,884 91,552
Ichibanya Co. Ltd.
(b)
....................... 12,000 81,953
Imperial Hotel Ltd. ........................ 7,200 44,773
KOMEDA Holdings Co. Ltd. .................. 9,600 177,758
Kura Sushi, Inc.
(b)
......................... 7,200 78,777
Kyoritsu Maintenance Co. Ltd. ................ 14,460 311,357
Matsuyafoods Holdings Co. Ltd. ............... 2,400 80,977
McDonald's Holdings Co. Japan Ltd.
(b)
........... 16,800 849,728
Metaplanet, Inc.
(a)
......................... 93,600 186,888
Monogatari Corp. (The) ..................... 7,200 261,625
MOS Food Services, Inc.
(b)
.................. 4,800 117,934
Ohsho Food Service Corp. .................. 7,200 133,453
Resorttrust, Inc. .......................... 31,200 368,712
Round One Corp. ........................ 33,600 282,952
Royal Holdings Co. Ltd.
(b)
................... 11,700 100,841
Saizeriya Co. Ltd. ........................ 4,800 212,372
Skylark Holdings Co. Ltd. ................... 42,900 904,190
Tokyotokeiba Co. Ltd. ...................... 2,400 75,815
Toridoll Holdings Corp.
(b)
.................... 9,600 262,108
Yoshinoya Holdings Co. Ltd.
(b)
................ 12,000 287,324
7,392,124
a
Household Durables  —  2 .0%
Casio Computer Co. Ltd. .................... 33,300 521,804
ES-Con Japan Ltd. ........................ 7,200 50,333
Haseko Corp. ........................... 43,200 782,754
Iida Group Holdings Co. Ltd. ................. 28,800 427,808
JVCKenwood Corp. ....................... 26,400 170,040
Nikon Corp. ............................ 43,200 519,418
Noritz Corp. ............................ 4,800 72,460
Open House Group Co. Ltd. ................. 14,400 716,140
Rinnai Corp. ............................ 19,200 435,319
Sangetsu Corp. .......................... 9,600 193,359
Sharp Corp.
(a)
........................... 38,400 159,029
Sumitomo Forestry Co. Ltd. .................. 89,500 752,467
Tamron Co. Ltd. .......................... 26,400 228,092
Token Corp. ............................ 600 51,795
Zojirushi Corp. ........................... 7,200 66,589
5,147,407
a
Household Products  —  0 .3%
Earth Corp. ............................. 2,400 74,291
Lion Corp. ............................. 45,600 542,561
Pigeon Corp. ............................ 21,600 285,988
902,840
a
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Electric Power Development Co. Ltd. ........... 26,400 $ 675,220
a
Industrial Conglomerates  —  0 .8%
Keihan Holdings Co. Ltd. .................... 16,800 336,328
Kurabo Industries Ltd. ..................... 2,400 170,858
Nisshinbo Holdings, Inc. .................... 26,400 376,728
Sekisui Chemical Co. Ltd. ................... 69,600 1,153,761
TOKAI Holdings Corp. ..................... 19,200 157,187
2,194,862
a
Industrial REITs  —  1 .1%
GLP J-REIT ............................ 864 723,517
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 432 367,036
Japan Logistics Fund, Inc. ................... 528 311,470
LaSalle Logiport REIT ...................... 312 277,877
Mitsubishi Estate Logistics REIT Investment Corp. .. 264 187,086
Mitsui Fudosan Logistics Park, Inc. ............. 600 390,299
Nippon Prologis REIT, Inc. ................... 1,315 717,466
2,974,751
a
Insurance  —  0 .0%
LIFENET INSURANCE CO.
(a)
................. 12,000 107,982
a
Interactive Media & Services  —  0 .2%
Kakaku.com, Inc. ......................... 24,000 550,895
a
IT Services  —  1 .3%
Argo Graphics, Inc. ....................... 12,000 100,503
BIPROGY, Inc. .......................... 14,400 429,271
Dentsu Soken, Inc. ........................ 14,400 256,985
Digital Garage, Inc. ....................... 2,400 34,638
DTS Corp. ............................. 24,000 172,255
Future Corp. ............................ 7,200 110,359
GMO internet group, Inc. .................... 12,000 314,825
NS Solutions Corp. ....................... 12,000 302,918
NSD Co. Ltd. ........................... 12,000 222,455
Sakura Internet, Inc. ....................... 4,800 117,291
SHIFT, Inc.
(b)
............................ 33,600 201,269
Simplex Holdings, Inc. ..................... 31,200 243,685
TISI, Inc. .............................. 36,000 893,648
Zuken, Inc. ............................. 2,400 77,115
3,477,217
a
Leisure Products  —  1 .0%
Mizuno Corp. ........................... 9,600 244,431
Noritsu Koki Co. Ltd. ...................... 9,600 126,373
Roland Corp. ........................... 2,400 57,934
Sankyo Co. Ltd. .......................... 33,600 421,665
Sega Sammy Holdings, Inc. .................. 26,400 512,792
Tomy Co. Ltd. ........................... 14,400 337,393
Tsuburaya Fields Holdings, Inc. ............... 7,200 117,616
Yamaha Corp. ........................... 72,000 602,320
Yonex Co. Ltd. ........................... 9,600 166,645
2,587,169
a
Machinery  —  7 .5%
Amada Co. Ltd. .......................... 57,600 925,918
CKD Corp. ............................. 9,600 332,101
DMG Mori Co. Ltd. ........................ 26,400 490,788
Fuji Corp. .............................. 14,400 637,223
Furukawa Co. Ltd. ........................ 4,400 122,045
Galilei Holdings Co. Ltd. .................... 4,800 105,758
Glory Ltd. .............................. 7,200 218,051
Harmonic Drive Systems, Inc. ................ 12,000 430,762
Hitachi Construction Machinery Co. Ltd. ......... 24,000 856,609

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Hoshizaki Corp. .......................... 19,200 $ 683,491
Japan Steel Works Ltd. (The) ................. 12,000 551,215
Kanadevia Corp. ......................... 30,900 228,180
Kitz Corp. .............................. 12,000 143,266
Kurita Water Industries Ltd. .................. 19,200 964,439
Kyokuto Kaihatsu Kogyo Co. Ltd. .............. 4,800 69,171
Makino Milling Machine Co. Ltd. ............... 4,800 460,218
Max Co. Ltd. ............................ 16,800 194,569
Meidensha Corp. ......................... 7,200 531,073
METAWATER Co. Ltd. ..................... 4,800 93,511
MISUMI Group, Inc. ....................... 52,800 1,235,306
Mitsuboshi Belting Ltd. ..................... 4,800 133,413
Mitsui E&S Co. Ltd. ....................... 19,200 525,327
Miura Co. Ltd. ........................... 16,800 336,470
Morita Holdings Corp. ...................... 4,800 75,092
Nabtesco Corp. .......................... 21,600 617,973
Nachi-Fujikoshi Corp. ...................... 2,400 83,851
Namura Shipbuilding Co. Ltd. ................ 9,600 288,892
NGK Corp. ............................. 40,800 1,348,173
Nikkiso Co. Ltd. .......................... 7,200 168,536
Nitta Corp. ............................. 2,400 100,910
Nomura Micro Science Co. Ltd. ............... 5,200 113,786
Noritake Co. Ltd. ......................... 7,200 165,566
NSK Ltd. .............................. 69,600 479,719
NTN Corp. ............................. 96,000 223,836
Obara Group, Inc. ........................ 2,400 85,475
OKUMA Corp. ........................... 9,600 286,582
Organo Corp. ........................... 4,800 387,213
OSG Corp. ............................. 12,000 277,546
Shibaura Machine Co. Ltd. .................. 4,800 134,629
Shibuya Corp. ........................... 2,400 82,723
Shinmaywa Industries Ltd. ................... 9,600 118,577
Sumitomo Heavy Industries Ltd. ............... 19,200 687,922
Tadano Ltd. ............................ 16,800 145,138
Takeuchi Manufacturing Co. Ltd. .............. 7,200 342,039
Takuma Co. Ltd. ......................... 9,600 180,828
THK Co. Ltd. ............................ 19,200 790,747
Tocalo Co. Ltd. .......................... 9,600 165,487
Tsubakimoto Chain Co. ..................... 14,100 238,837
Tsugami Corp. ........................... 7,200 237,360
Tsurumi Manufacturing Co. Ltd. ............... 4,800 78,035
Union Tool Co. .......................... 2,400 209,697
YAMABIKO Corp. ........................ 4,800 131,957
Yaskawa Electric Corp. ..................... 42,900 1,271,624
19,787,654
a
Marine Transportation  —  0 .1%
Iino Kaiun Kaisha Ltd. ...................... 14,400 159,412
NS United Kaiun Kaisha Ltd. ................. 2,400 157,420
316,832
a
Media  —  1 .3%
CyberAgent, Inc. ......................... 79,200 671,445
Dentsu Group, Inc.
(a)
....................... 38,400 888,952
Fuji Media Holdings, Inc. .................... 7,200 189,065
GMO Internet, Inc. ........................ 24,000 83,831
Hakuhodo DY Holdings, Inc. ................. 40,800 348,784
Kadokawa Corp. ......................... 16,816 390,531
Nippon Television Holdings, Inc. ............... 9,600 182,390
Septeni Holdings Co. Ltd. ................... 14,400 47,901
SKY Perfect JSAT Corp. .................... 19,200 250,334
TBS Holdings, Inc. ........................ 6,370 239,577
TV Asahi Holdings Corp. .................... 4,175 81,886
3,374,696
a
Security Shares Value
a
Metals & Mining  —  2 .5%
Aichi Steel Corp. ......................... 4,800 $ 97,833
ARE Holdings, Inc. ........................ 16,800 413,168
Daido Steel Co. Ltd. ....................... 26,400 375,467
Dowa Holdings Co. Ltd. .................... 9,600 596,509
JFE Holdings, Inc. ........................ 110,400 1,272,858
Kobe Steel Ltd. .......................... 72,000 907,416
Maruichi Steel Tube Ltd. .................... 31,200 343,138
Mitsubishi Materials Corp. ................... 24,000 842,563
Nippon Light Metal Holdings Co. Ltd. ............ 11,700 220,662
Nittetsu Mining Co. Ltd. ..................... 9,600 227,698
Tokyo Steel Manufacturing Co. Ltd. ............. 9,600 103,409
UACJ Corp. ............................ 31,256 455,524
Yamato Kogyo Co. Ltd. ..................... 7,200 561,652
Yodoko Ltd. ............................ 19,200 171,259
6,589,156
a
Office REITs  —  1 .2%
Daiwa Office Investment Corp. , Class A .......... 96 191,814
Global One Real Estate Investment Corp. ........ 201 140,922
Ichigo Office REIT Investment Corp. ............ 192 116,728
Japan Excellent, Inc. ...................... 216 186,148
Japan Prime Realty Investment Corp. ........... 672 406,756
Japan Real Estate Investment Corp. ............ 1,272 936,595
Mori Hills REIT Investment Corp. , Class A ........ 264 212,185
NIPPON REIT Investment Corp. ............... 336 173,170
Orix JREIT, Inc. .......................... 1,008 614,159
Tokyu REIT, Inc. ......................... 144 166,624
3,145,101
a
Oil, Gas & Consumable Fuels  —  0 .6%
Cosmo Energy Holdings Co. Ltd. .............. 19,200 512,505
Itochu Enex Co. Ltd. ....................... 7,200 101,952
Iwatani Corp. ........................... 33,600 464,114
Japan Petroleum Exploration Co. Ltd. ........... 28,800 344,757
Mitsuuroko Group Holdings Co. Ltd. ............ 4,800 70,678
San-Ai Obbli Co. Ltd. ...................... 9,600 146,486
1,640,492
a
Paper & Forest Products  —  0 .4%
Daio Paper Corp. ......................... 14,400 88,621
Hokuetsu Corp. .......................... 16,800 97,099
Nippon Paper Industries Co. Ltd. .............. 19,200 169,860
Oji Holdings Corp. ........................ 134,400 741,841
1,097,421
a
Passenger Airlines  —  0 .2%
Japan Airlines Co. Ltd. ..................... 28,800 541,275
a
Personal Care Products  —  0 .6%
Kobayashi Pharmaceutical Co. Ltd. ............. 9,600 341,975
Kose Holdings Corp. ...................... 7,200 263,268
MTG Co. Ltd. ........................... 2,400 138,246
Noevir Holdings Co. Ltd. .................... 2,400 73,898
Pola Orbis Holdings, Inc. .................... 16,800 147,186
Rohto Pharmaceutical Co. Ltd. ................ 35,700 683,987
1,648,560
a
Pharmaceuticals  —  1 .3%
Kaken Pharmaceutical Co. Ltd. ............... 4,800 120,273
Kissei Pharmaceutical Co. Ltd. ................ 4,800 122,863
Mochida Pharmaceutical Co. Ltd. .............. 4,800 98,499
Nippon Shinyaku Co. Ltd. ................... 9,600 213,025
Ono Pharmaceutical Co. Ltd. ................. 72,000 1,105,054
Santen Pharmaceutical Co. Ltd. ............... 55,200 648,829
Sawai Group Holdings Co. Ltd. ............... 19,200 191,987
Sumitomo Pharma Co. Ltd.
(a)
................. 45,600 443,465

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Pharmaceuticals (continued)
Towa Pharmaceutical Co. Ltd. ................ 4,800 $ 116,880
Tsumura & Co. .......................... 11,700 277,045
ZERIA Pharmaceutical Co. Ltd. ............... 4,800 60,698
3,398,618
a
Professional Services  —  1 .6%
BayCurrent, Inc. ......................... 26,400 1,354,748
Bell System24 Holdings, Inc. ................. 7,200 62,836
dip Corp.
(b)
............................. 7,200 83,018
Funai Soken Holdings, Inc. .................. 14,400 107,099
Infomart Corp. ........................... 38,400 155,322
JAC Recruitment Co. Ltd. ................... 14,400 90,734
MEITEC Group Holdings, Inc. ................ 12,000 256,927
Nomura Co. Ltd. ......................... 14,400 114,007
Open Up Group, Inc. ...................... 12,016 155,212
Persol Holdings Co. Ltd. .................... 330,300 622,793
SMS Co. Ltd. ........................... 12,000 187,862
Synspective, Inc.
(a)
........................ 11,400 106,428
Timee, Inc.
(a)
............................ 12,000 133,257
TKC Corp. ............................. 4,800 124,335
Transcosmos, Inc. ........................ 4,800 111,656
UT Group Co. Ltd. ........................ 74,400 111,045
Visional, Inc.
(a)
........................... 4,800 285,716
4,062,995
a
Real Estate Management & Development  —  1 .5%
Goldcrest Co. Ltd. ........................ 2,400 49,794
Heiwa Real Estate Co. Ltd. .................. 7,200 107,214
Ichigo, Inc. ............................. 31,200 78,458
Kasumigaseki Capital Co. Ltd.
(b)
............... 4,800 230,954
Katitas Co. Ltd. .......................... 9,600 231,051
Keihanshin Building Co. Ltd. ................. 9,600 67,341
Leopalace21 Corp. ........................ 43,200 173,876
Nomura Real Estate Holdings, Inc. ............. 105,600 614,760
Relo Group, Inc. ......................... 16,800 232,228
Starts Corp., Inc. ......................... 7,200 212,813
Sun Frontier Fudousan Co. Ltd. ............... 4,800 75,114
Tokyo Tatemono Co. Ltd. .................... 33,600 722,576
Tokyu Fudosan Holdings Corp. ................ 107,700 893,822
Tosei Corp. ............................. 12,000 137,680
3,827,681
a
Residential REITs  —  0 .5%
Advance Residence Investment Corp. ........... 528 480,253
Comforia Residential REIT, Inc. ............... 384 237,836
Daiwa Securities Living Investments Corp. , Class A .. 384 227,506
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 456 338,958
1,284,553
a
Retail REITs  —  0 .6%
AEON REIT Investment Corp. ................ 312 231,134
Fukuoka REIT Corp. ....................... 120 132,118
Japan Metropolitan Fund Invest ............... 1,392 982,753
Mitsui Fudosan Retail Fund Investment Corp. ...... 480 234,847
1,580,852
a
Semiconductors & Semiconductor Equipment  —  3 .1%
Ferrotec Corp. ........................... 9,600 554,225
Japan Material Co. Ltd. ..................... 14,400 191,517
Megachips Corp. ......................... 2,400 162,674
Micronics Japan Co. Ltd. .................... 4,800 380,976
Mitsui High-Tec, Inc. ....................... 16,900 99,710
Optorun Co. Ltd. ......................... 4,800 78,727
Rohm Co. Ltd. ........................... 60,000 1,815,637
Rorze Corp. ............................ 16,800 421,724
RS Technologies Co. Ltd. ................... 2,400 87,712
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Sanken Electric Co. Ltd.
(a) (b)
.................. 4,800 $ 218,274
Shibaura Mechatronics Corp. ................. 12,000 301,502
Socionext, Inc. .......................... 33,600 416,739
SUMCO Corp. ........................... 67,200 1,413,603
Tekscend Photomask Corp. .................. 9,600 224,146
Tokyo Seimitsu Co. Ltd. .................... 7,200 791,418
Towa Corp.
(b)
............................ 12,000 174,008
Tri Chemical Laboratories, Inc. ................ 4,800 91,783
Ulvac, Inc. ............................. 9,600 445,781
Yamaichi Electronics Co. Ltd. ................. 2,400 120,149
7,990,305
a
Software  —  1 .3%
Appier Group, Inc.
(a)
....................... 12,000 107,664
Cybozu, Inc. ............................ 4,800 97,950
Freee KK
(a)
............................. 9,600 261,720
Justsystems Corp. ........................ 4,800 128,417
Money Forward, Inc.
(a) (b)
.................... 9,600 387,998
OBIC Business Consultants Co. Ltd. ............ 4,800 263,303
Oracle Corp. Japan ....................... 7,200 424,707
Plus Alpha Consulting Co. Ltd. ................ 4,800 67,294
Rakus Co. Ltd. .......................... 31,200 227,215
Sansan, Inc. ............................ 12,000 173,851
Systena Corp. ........................... 48,000 137,736
Trend Micro, Inc. ......................... 24,000 900,821
WingArc1st, Inc. ......................... 4,800 103,614
3,282,290
a
Specialty Retail  —  2 .1%
ABC-Mart, Inc. .......................... 19,200 326,610
and ST HD Co. Ltd. ....................... 4,800 101,559
AOKI Holdings, Inc. ....................... 7,200 79,758
Aoyama Trading Co. Ltd. .................... 24,000 116,012
ARCLANDS CORP. ....................... 9,679 112,234
Autobacs Seven Co. Ltd. .................... 12,000 118,644
Bic Camera, Inc. ......................... 16,800 187,175
DCM Holdings Co. Ltd. ..................... 19,200 191,318
EDION Corp. ........................... 14,400 229,756
IDOM, Inc. ............................. 9,600 75,026
JINS Holdings, Inc.
(b)
...................... 2,400 89,991
Joyful Honda Co. Ltd. ...................... 9,600 134,243
Kohnan Shoji Co. Ltd. ...................... 4,800 134,839
Komeri Co. Ltd. .......................... 4,800 115,884
K's Holdings Corp. ........................ 24,000 292,324
Nextage Co. Ltd. ......................... 9,600 202,546
Nishimatsuya Chain Co. Ltd. ................. 7,200 90,532
Nojima Corp. ............................ 33,600 268,549
PAL GROUP Holdings Co. Ltd. ................ 16,800 158,898
Shimamura Co. Ltd. ....................... 24,600 504,165
USS Co. Ltd. ............................ 72,000 897,915
Workman Co. Ltd. ........................ 2,400 93,511
Yamada Holdings Co. Ltd. ................... 93,600 419,379
Yellow Hat Ltd. .......................... 12,000 132,357
ZOZO, Inc. ............................. 76,800 552,623
5,625,848
a
Technology Hardware, Storage & Peripherals  —  1 .7%
Brother Industries Ltd. ..................... 43,200 1,321,188
Eizo Corp. ............................. 4,800 94,510
Elecom Co. Ltd. .......................... 7,200 90,749
Konica Minolta, Inc. ....................... 88,800 368,235
Ricoh Co. Ltd. ........................... 98,400 1,040,633
Seiko Epson Corp. ........................ 55,200 1,110,865
Sun Corp.
(b)
............................. 2,400 126,980
Toshiba TEC Corp. ........................ 4,800 94,620

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Wacom Co. Ltd. .......................... 24,000 $ 124,880
4,372,660
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Goldwin, Inc. ............................ 14,400 193,537
Gunze Ltd. ............................. 4,800 124,968
Japan Wool Textile Co. Ltd. (The) .............. 7,200 88,838
Onward Holdings Co. Ltd. ................... 21,600 101,530
Seiko Group Corp. ........................ 9,600 705,201
Wacoal Holdings Corp. ..................... 7,200 191,548
1,405,622
a
Trading Companies & Distributors  —  1 .8%
Hanwa Co. Ltd. .......................... 28,800 336,716
Inaba Denki Sangyo Co. Ltd. ................. 19,200 369,542
Inabata & Co. Ltd. ........................ 7,200 199,332
Japan Pulp & Paper Co. Ltd. ................. 14,400 108,526
Kanamoto Co. Ltd. ........................ 4,800 165,632
Kanematsu Corp. ......................... 30,900 434,619
MonotaRO Co. Ltd. ....................... 45,600 551,006
Nagase & Co. Ltd. ........................ 60,000 439,110
Nishio Holdings Co. Ltd. .................... 2,400 69,634
Senshu Electric Co. Ltd. .................... 2,400 109,799
Sojitz Corp. ............................. 38,400 1,340,203
Totech Corp. ............................ 4,800 115,046
Trusco Nakayama Corp. .................... 9,600 145,545
Wakita & Co. Ltd. ......................... 6,900 83,267
Yamazen Corp. .......................... 9,600 117,283
Yuasa Co. Ltd. .......................... 2,400 96,667
4,681,927
a
Transportation Infrastructure  —  0 .6%
Japan Airport Terminal Co. Ltd. ............... 12,000 442,958
Kamigumi Co. Ltd. ........................ 14,400 440,089
Mitsubishi Logistics Corp. ................... 45,600 435,170
Sumitomo Warehouse Co. Ltd. (The) ........... 9,600 253,443
1,571,660
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .1%
Okinawa Cellular Telephone Co. ............... 7,200 $ 187,278
a
a
Total Common Stocks — 99.6%
(Cost: $ 241,554,929 ) ................................ 261,119,936
a
Preferred Stocks
Beverages  —  0 .0%
Ito En Ltd. , Preference Shares , NVS ............ 4,800 53,601
a
a
Total Preferred Stocks — 0.0%
(Cost: $ 53,355 ) .................................... 53,601
Total Long-Term Investments — 99.6%
(Cost: $ 241,608,284 ) ................................ 261,173,537
a
Short-Term Securities
Money Market Funds  —  2 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 5,720,424 5,722,140
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 86,529 86,529
a
Total Short-Term Securities — 2.2%
(Cost: $ 5,808,427 ) .................................. 5,808,669
Total Investments — 101.8%
(Cost: $ 247,416,711 ) ................................ 266,982,206
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (4,646,249)
Net Assets — 100.0% ................................. $ 262,335,957
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 1,725,389 $ 3,997,612
(a)
$ — $ (1,058) $ 197 $ 5,722,140 5,720,424 $ 88,553
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 50,000 36,529
(a)
— — — 86,529 86,529 2,953 —
$ — $ (1,058) $ 197
$ 5,808,669
$ 91,506 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan Small-Cap ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini TOPIX Index ...................................................................... 44 09/10/26 $ 1,140 $ 16,928
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 16,928 $ — $ — $ — $ 16,928
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 495,808 $ — $ — $ — $ 495,808
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (9,434) $ — $ — $ — $ (9,434)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,587,175
a

iShares
®
MSCI Japan Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 15,248,155  $ 245,871,781  $ —  $ 261,119,936
Preferred Stocks ........................................... —  53,601  —  53,601
Short-Term Securities
Money Market Funds ........................................ 5,808,669  —  —  5,808,669
$ 21,056,824  $ 245,925,382  $ —  $ 266,982,206
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 16,928  $ —  $ 16,928
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
August 31, 2026
iShares
®
MSCI Malaysia ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  50 .8%
AMMB Holdings Bhd ...................... 7,039,737 $ 12,053,383
CIMB Group Holdings Bhd .................. 22,194,812 43,832,063
Hong Leong Bank Bhd ..................... 1,841,840 10,742,221
Malayan Banking Bhd
(a)
.................... 13,702,481 36,311,150
Public Bank Bhd ......................... 41,230,800 50,645,600
RHB Bank Bhd
(a)
......................... 5,253,902 11,318,493
164,902,910
a
Chemicals  —  2 .2%
Petronas Chemicals Group Bhd
(a)
.............. 6,797,200 7,190,826
a
Construction & Engineering  —  4 .8%
Gamuda Bhd
(a)
.......................... 13,934,118 15,590,870
a
Diversified Telecommunication Services  —  1 .9%
Telekom Malaysia Bhd ..................... 3,260,700 6,246,251
a
Electric Utilities  —  6 .7%
Tenaga Nasional Bhd ...................... 6,190,912 21,777,417
a
Food Products  —  8 .0%
IOI Corp. Bhd ........................... 6,675,330 7,757,424
Kuala Lumpur Kepong Bhd .................. 1,343,589 7,333,647
SD Guthrie Bhd
(a)
......................... 6,855,255 10,829,464
25,920,535
a
Gas Utilities  —  3 .0%
Petronas Gas Bhd
(a)
....................... 2,241,600 9,821,616
a
Health Care Providers & Services  —  3 .1%
IHH Healthcare Bhd ....................... 4,880,000 9,990,290
a
Industrial Conglomerates  —  3 .0%
Sunway Bhd
(a)
........................... 7,709,700 9,827,765
a
Security Shares Value
a
Marine Transportation  —  2 .3%
MISC Bhd .............................. 3,792,720 $ 7,461,089
a
Metals & Mining  —  4 .9%
Press Metal Aluminium Holdings Bhd ........... 7,981,000 15,853,192
a
Multi-Utilities  —  3 .8%
YTL Power International Bhd
(a)
................ 8,645,780 12,315,460
a
Wireless Telecommunication Services  —  3 .6%
CELCOMDIGI Bhd ........................ 8,306,400 5,812,172
Maxis Bhd
(a)
............................ 6,107,700 5,654,914
11,467,086
a
Total Long-Term Investments — 98.1%
(Cost: $ 176,640,080 ) ................................ 318,365,307
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(b) (c) (d)
...................... 6,538,784 6,540,746
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 386,898 386,898
a
Total Short-Term Securities — 2.1%
(Cost: $ 6,927,411 ) .................................. 6,927,644
Total Investments — 100.2%
(Cost: $ 183,567,491 ) ................................ 325,292,951
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (547,070)
Net Assets — 100.0% ................................. $ 324,745,881
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 3,793,810 $ 2,747,153
(a)
$ — $ (450) $ 233 $ 6,540,746 6,538,784 $ 326,261
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 310,000 76,898
(a)
— — — 386,898 386,898 19,556 —
$ — $ (450) $ 233
$ 6,927,644
$ 345,817 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Malaysia ETF
Schedule of Investments
(continued)
August 31, 2026
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 75 09/18/26 $ 6,417 $ (60,121)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 60,121 $ — $ — $ — $ 60,121
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (440,799) $ — $ — $ — $ (440,799)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (62,770) $ — $ — $ — $ (62,770)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,561,295
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Malaysia ETF
18
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 28,112,169  $ 290,253,138  $ —  $ 318,365,307
Short-Term Securities
Money Market Funds ....................................... 6,927,644  —  —  6,927,644
$ 35,039,813  $ 290,253,138  $ —  $ 325,292,951
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (60,121) $ —  $ —  $ (60,121)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI Pacific ex Japan ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  62 .7%
ANZ Group Holdings Ltd. ................... 2,991,361 $ 79,596,557
APA Group ............................. 1,315,916 10,260,113
Aristocrat Leisure Ltd. ...................... 545,594 23,722,657
ASX Ltd. .............................. 201,731 8,113,397
BHP Group Ltd. .......................... 5,054,639 237,728,246
Brambles Ltd. ........................... 1,327,793 18,583,929
Coles Group Ltd. ......................... 1,335,193 22,980,610
Commonwealth Bank of Australia .............. 1,664,652 190,236,771
Computershare Ltd. ....................... 515,319 14,671,770
CSL Ltd. ............................... 474,962 58,178,055
Evolution Mining Ltd. ...................... 2,019,068 21,505,780
Fortescue Ltd. ........................... 1,606,888 20,340,649
Goodman Group ......................... 1,977,297 39,208,504
Insurance Australia Group Ltd. ................ 2,207,908 12,398,205
Lottery Corp. Ltd. (The) ..................... 2,212,596 7,888,676
Lynas Rare Earths Ltd.
(a)
.................... 938,856 10,582,243
Macquarie Group Ltd. ...................... 363,684 65,218,656
Medibank Pvt Ltd. ........................ 2,865,983 9,918,732
National Australia Bank Ltd. .................. 3,100,962 85,584,685
Northern Star Resources Ltd. ................. 1,345,553 22,747,732
Origin Energy Ltd. ........................ 1,712,550 14,257,278
PLS Group Ltd. .......................... 3,125,558 12,067,471
Pro Medicus Ltd. ......................... 57,118 7,316,545
Qantas Airways Ltd. ....................... 737,079 4,953,305
QBE Insurance Group Ltd. .................. 1,485,181 23,616,090
REA Group Ltd. .......................... 48,782 6,194,217
Rio Tinto Ltd. ........................... 368,793 46,094,408
Santos Ltd. ............................. 3,228,548 18,828,637
Scentre Group ........................... 5,192,060 13,341,859
SGH Ltd. .............................. 201,318 5,700,492
Sigma Healthcare Ltd. ..................... 5,163,917 9,943,174
South32 Ltd. ............................ 4,459,928 16,409,099
Suncorp Group Ltd. ....................... 1,053,777 14,218,530
Telstra Group Ltd. ........................ 3,875,620 12,958,457
Transurban Group ........................ 3,093,861 31,662,175
Vicinity Ltd. ............................. 3,920,938 6,989,055
Washington H Soul Pattinson & Co. Ltd. ......... 339,904 10,823,529
Wesfarmers Ltd. ......................... 1,126,038 63,995,207
Westpac Banking Corp. .................... 3,392,451 83,838,877
WiseTech Global Ltd. ...................... 192,119 5,537,916
Woodside Energy Group Ltd. ................. 1,885,619 43,872,111
Woolworths Group Ltd. ..................... 1,211,413 34,955,496
Xero Ltd.
(a)
............................. 161,157 9,543,892
1,456,583,787
a
Hong Kong  —  17 .4%
AIA Group Ltd. .......................... 10,313,614 99,707,901
BOC Hong Kong Holdings Ltd. ................ 3,749,500 25,149,577
CK Asset Holdings Ltd. ..................... 1,760,232 10,146,799
CK Hutchison Holdings Ltd. .................. 2,715,732 24,249,305
CK Infrastructure Holdings Ltd. ................ 608,708 5,059,153
CLP Holdings Ltd. ........................ 1,678,000 16,821,696
Futu Holdings Ltd. , ADR .................... 49,814 6,084,282
Galaxy Entertainment Group Ltd.
(b)
............. 1,980,000 8,606,638
Henderson Land Development Co. Ltd. .......... 1,317,442 4,499,068
HKT Trust & HKT Ltd. , Class SS ............... 3,383,338 5,265,882
Hong Kong & China Gas Co. Ltd. .............. 11,101,253 10,193,888
Security Shares Value
a
Hong Kong (continued)
Hong Kong Exchanges & Clearing Ltd. .......... 1,122,700 $ 60,700,357
Hongkong Land Holdings Ltd. ................ 958,600 7,806,832
Jardine Matheson Holdings Ltd. ............... 168,500 9,920,220
Link REIT .............................. 2,691,963 13,267,258
MTR Corp. Ltd.
(b)
......................... 1,559,786 6,423,806
Power Assets Holdings Ltd. .................. 1,376,500 10,568,377
Sands China Ltd. ......................... 2,423,600 4,316,813
Sino Land Co. Ltd. ........................ 3,820,800 5,031,898
SITC International Holdings Co. Ltd. ............ 1,341,000 8,154,744
Sun Hung Kai Properties Ltd. ................. 1,325,000 19,570,425
Swire Pacific Ltd. , Class A ................... 346,000 4,698,053
Techtronic Industries Co. Ltd. ................. 1,434,207 24,666,044
WH Group Ltd.
(c)
......................... 7,649,000 7,220,343
Wharf Real Estate Investment Co. Ltd. .......... 1,505,600 5,914,849
404,044,208
a
New Zealand  —  1 .8%
Auckland International Airport Ltd. ............. 1,692,104 8,862,478
Contact Energy Ltd. ....................... 932,118 4,828,206
Fisher & Paykel Healthcare Corp. Ltd. ........... 583,826 15,335,730
Infratil Ltd. ............................. 897,721 7,663,434
Meridian Energy Ltd. ...................... 1,318,331 4,313,642
41,003,490
a
Singapore  —  17 .6%
CapitaLand Ascendas REIT .................. 4,096,617 7,888,014
CapitaLand Integrated Commercial Trust ......... 6,325,899 11,769,980
CapitaLand Investment Ltd. .................. 2,321,200 4,830,460
DBS Group Holdings Ltd. ................... 2,049,610 124,639,774
Grab Holdings Ltd. , Class A
(a)
................. 2,365,526 8,373,962
Keppel Ltd. ............................. 1,402,600 12,773,580
Oversea-Chinese Banking Corp. Ltd. ........... 3,254,024 80,527,918
Sea Ltd. , ADR
(a)
.......................... 370,286 42,020,055
Singapore Airlines Ltd. ..................... 1,487,950 7,942,446
Singapore Exchange Ltd. ................... 769,300 15,399,748
Singapore Technologies Engineering Ltd. ......... 1,603,900 13,579,848
Singapore Telecommunications Ltd. ............ 7,309,628 26,064,686
United Overseas Bank Ltd. .................. 1,199,100 39,082,069
Wilmar International Ltd. .................... 1,604,800 4,832,983
Yangzijiang Shipbuilding Holdings Ltd. ........... 2,683,300 10,193,147
409,918,670
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,865,994,836 ) ............................... 2,311,550,155
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 11,668,122 11,671,622
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 733,790 733,790
a
Total Short-Term Securities — 0.5%
(Cost: $ 12,405,200 ) ................................. 12,405,412
Total Investments —  100.0%
(Cost: $ 1,878,400,036 ) ............................... 2,323,955,567
Other Assets Less Liabilities — 0 .0% ...................... 701,391
Net Assets — 100.0% ................................. $ 2,324,656,958

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Pacific ex Japan ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,017,227 $ 655,858
(a)
$ — $ (28) $ (1,435) $ 11,671,622 11,668,122 $ 37,602
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 640,000 93,790
(a)
— — — 733,790 733,790 43,111 —
$ — $ (28) $ (1,435)
$ 12,405,412
$ 80,713 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ....................................................................... 65 09/17/26 $ 10,508 $ (69,668)
MSCI Singapore Index ................................................................. 88 09/29/26 3,763 15,153
$ (54,515)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 15,153 $ — $ — $ — $ 15,153
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 69,668 $ — $ — $ — $ 69,668
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Pacific ex Japan ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (853,230) $ — $ — $ — $ (853,230)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (160,125) $ — $ — $ — $ (160,125)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,738,436
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 56,478,299 $ 2,255,071,856 $ — $ 2,311,550,155
Short-Term Securities
Money Market Funds ....................................... 12,405,412 — — 12,405,412
$ 68,883,711 $ 2,255,071,856 $ — $ 2,323,955,567
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ — $ 15,153 $ — $ 15,153
Liabilities
Equity Contracts ............................................ (69,668) — — (69,668)
$ (69,668) $ 15,153 $ — $ (54,515)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Singapore ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .4%
Singapore Technologies Engineering Ltd. ........ 6,595,000 $ 55,838,330
a
Banks  —  49 .4%
DBS Group Holdings Ltd. .................. 4,746,150 288,620,304
Oversea-Chinese Banking Corp. Ltd. .......... 11,441,650 283,148,572
United Overseas Bank Ltd. ................. 1,745,900 56,903,832
628,672,708
a
Broadline Retail  —  4 .2%
Sea Ltd. , ADR
(a)
......................... 476,318 54,052,567
a
Capital Markets  —  3 .2%
Singapore Exchange Ltd. .................. 2,059,677 41,230,349
a
Diversified REITs  —  3 .1%
CapitaLand Integrated Commercial Trust ........ 20,969,201 39,015,336
a
Diversified Telecommunication Services  —  4 .6%
Singapore Telecommunications Ltd. ........... 16,287,368 58,077,528
a
Food Products  —  4 .6%
Wilmar International Ltd. ................... 19,386,000 58,382,488
a
Ground Transportation  —  4 .5%
Grab Holdings Ltd. , Class A
(a) (b)
.............. 16,025,496 56,730,256
a
Industrial Conglomerates  —  4 .6%
Keppel Ltd. ............................ 6,425,000 58,512,940
a
Industrial REITs  —  4 .5%
CapitaLand Ascendas REIT ................. 29,815,262 57,409,124
a
Security Shares Value
a
Machinery  —  4 .5%
Yangzijiang Shipbuilding Holdings Ltd. .......... 15,158,400 $ 57,582,753
a
Passenger Airlines  —  4 .3%
Singapore Airlines Ltd. .................... 10,351,167 55,252,924
a
Real Estate Management & Development  —  1 .4%
CapitaLand Investment Ltd. ................. 8,538,500 17,768,774
a
a
Total Long-Term Investments — 97.3%
(Cost: $ 910,426,603 ) ............................... 1,238,526,077
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
..................... 11,322,055 11,325,451
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
........................... 920,179 920,179
a
Total Short-Term Securities — 0.9%
(Cost: $ 12,245,635 ) ................................ 12,245,630
Total Investments — 98.2%
(Cost: $ 922,672,238 ) ............................... 1,250,771,707
Other Assets Less Liabilities — 1 .8% .................... 22,480,190
Net Assets — 100.0% ................................ $ 1,273,251,897
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 33,880,815 $ — $ (22,547,640)
(a)
$ (7,719) $ (5) $ 11,325,451 11,322,055 $ 53,313
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 160,000 760,179
(a)
— — — 920,179 920,179 50,043 —
$ — $ (7,719) $ (5)
$ 12,245,630
$ 103,356 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Singapore ETF
Schedule of Investments
(continued)
August 31, 2026
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Singapore Index .................................................................. 312 09/29/26 $ 13,340 $ 48,183
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Singapore Exchange Ltd. .............. BNP Paribas USD 7,685,522 01/14/28 0.55% SORA Monthly $ (16,675)
Singapore Exchange Ltd. .............. Merrill Lynch International 7,448,784 02/15/28 0.30% SORA Monthly (16,149)
Total long positions of equity swaps (32,824)
Net dividends and financing fees (9,418)
Total equity swap contracts including dividends and financing fees $ (42,242)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ — $ (42,242)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 48,183 $ — $ — $ — $ 48,183
Liabilities — Derivative Financial Instruments
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received $ — $ — $ 42,242 $ — $ — $ — $ 42,242
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 487,712 $ — $ — $ — $ 487,712
Swaps ......................................... — — 1,728,250 — — — 1,728,250
$ — $ — $ 2,215,962 $ — $ — $ — $ 2,215,962
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 68,829 $ — $ — $ — $ 68,829
Swaps ......................................... — — (42,547) — — — (42,547)
$ —
$ — $ 26,282 $ — $ — $ — $ 26,282

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Singapore ETF
24
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,808,566
Equity Swaps:
Average notional value - long ............................................................................................ $ 3,821,116
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ 233,642  $ —
Swaps — OTC
(a)
............................................................................... —  42,242
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 233,642  $ 42,242
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
(233,642) —
Total derivative assets and liabilities subject to an MNA ....................................................... $ —  $ 42,242
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c)
BNP Paribas ........................................ $ 16,675 $ — $ — $ — $ 16,675
Merrill Lynch International ............................... 16,149 — — (16,149) —
$ 32,824 $ — $ — $ (16,149) $ 16,675
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 110,782,823  $ 1,127,743,254  $ —  $ 1,238,526,077
Short-Term Securities
Money Market Funds ....................................... 12,245,630  —  —  12,245,630
$ 123,028,453  $ 1,127,743,254  $ —  $ 1,250,771,707
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ —  $ 48,183  $ —  $ 48,183
Liabilities
Equity Contracts ............................................ —  (42,242) —  (42,242)
$ —  $ 5,941  $ —  $ 5,941
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Taiwan ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  8 .5%
Chang Hwa Commercial Bank Ltd. ............. 74,638,969 $ 59,173,701
CTBC Financial Holding Co. Ltd.
(a)
............. 84,321,325 172,014,287
E.Sun Financial Holding Co. Ltd. .............. 83,548,010 104,703,215
First Financial Holding Co. Ltd. ................ 71,835,865 79,937,284
Hua Nan Financial Holdings Co. Ltd.
(a)
........... 62,182,840 81,079,894
Mega Financial Holding Co. Ltd.
(a)
.............. 62,952,297 96,365,570
Shanghai Commercial & Savings Bank Ltd. (The)
(a)
.. 37,911,090 51,275,756
SinoPac Financial Holdings Co. Ltd. ............ 81,919,677 106,174,698
Taiwan Business Bank ..................... 6,015,848 3,214,027
Taiwan Cooperative Financial Holding Co. Ltd. ..... 82,698,645 66,610,025
TS Financial Holding Co. Ltd.
(a)
............... 144,795,107 175,965,920
996,514,377
a
Biotechnology  —  1 .0%
PharmaEssentia Corp. ..................... 2,651,111 116,525,125
a
Chemicals  —  3 .3%
Formosa Chemicals & Fibre Corp. ............. 33,937,610 73,112,474
Formosa Plastics Corp.
(a)
................... 34,889,518 72,869,497
Nan Ya Plastics Corp. ...................... 31,858,938 243,383,651
389,365,622
a
Communications Equipment  —  1 .6%
Accton Technology Corp. ................... 2,969,000 190,083,194
a
Consumer Staples Distribution & Retail  —  0 .4%
President Chain Store Corp.
(a)
................ 6,211,215 42,387,971
a
Diversified Telecommunication Services  —  0 .7%
Chunghwa Telecom Co. Ltd. ................. 19,694,648 84,430,386
a
Electrical Equipment  —  1 .1%
Bizlink Holding, Inc.
(a)
...................... 1,238,000 84,581,654
Fortune Electric Co. Ltd.
(a)
................... 1,956,778 44,926,153
Ya Hsin Industrial Co. Ltd.
(b) (c)
................. 6,845,461 2
129,507,809
a
Electronic Equipment, Instruments & Components  —  19 .1%
Chroma ATE, Inc.
(a)
....................... 2,138,000 132,153,488
Delta Electronics, Inc. ...................... 8,041,180 466,507,093
E Ink Holdings, Inc.
(a)
...................... 7,659,000 37,768,367
Elite Material Co. Ltd.
(a)
..................... 1,477,000 255,167,084
Gold Circuit Electronics Ltd. .................. 2,325,000 85,298,462
Hon Hai Precision Industry Co. Ltd. ............. 49,933,296 393,314,036
Innolux Corp.
(a)
.......................... 77,538,296 121,894,624
Largan Precision Co. Ltd. ................... 722,794 174,032,701
Lotes Co. Ltd.
(a)
.......................... 836,000 44,482,503
Pacific Electric Wire & Cable Co. Ltd.
(b)
.......... 197 —
Unimicron Technology Corp. ................. 7,429,617 233,804,284
Yageo Corp. ............................ 10,331,836 177,389,545
Zhen Ding Technology Holding Ltd.
(a)
............ 7,605,072 119,686,505
2,241,498,692
a
Financial Services  —  1 .6%
Chailease Holding Co. Ltd.
(a)
................. 14,506,010 53,471,958
Yuanta Financial Holding Co. Ltd. .............. 65,441,311 134,912,381
188,384,339
a
Food Products  —  0 .6%
Uni-President Enterprises Corp. ............... 29,581,189 71,046,647
a
Insurance  —  3 .9%
Cathay Financial Holding Co. Ltd. .............. 45,403,798 158,248,356
Fubon Financial Holding Co. Ltd. .............. 43,074,419 195,553,919
Security Shares Value
a
Insurance (continued)
KGI Financial Holding Co. Ltd. ................ 99,310,460 $ 106,014,553
459,816,828
a
Machinery  —  0 .5%
Airtac International Group ................... 1,217,826 54,696,840
a
Marine Transportation  —  0 .8%
Evergreen Marine Corp. Taiwan Ltd. ............ 8,761,013 64,507,412
Wan Hai Lines Ltd. ........................ 9,249,000 33,245,699
97,753,111
a
Metals & Mining  —  0 .5%
China Steel Corp.
(a)
....................... 95,081,977 56,793,047
a
Passenger Airlines  —  0 .4%
Eva Airways Corp. ........................ 35,560,000 47,071,257
a
Semiconductors & Semiconductor Equipment  —  42 .8%
Alchip Technologies Ltd. .................... 519,279 66,670,826
ASE Technology Holding Co. Ltd.
(a)
............. 16,400,432 302,108,142
ASPEED Technology, Inc. ................... 242,000 122,450,749
Global Unichip Corp. ...................... 763,000 146,566,727
Globalwafers Co. Ltd.
(a)
..................... 2,932,000 84,320,775
Hon Precision, Inc. ........................ 470,000 86,803,664
Jentech Precision Industrial Co. Ltd.
(a)
........... 678,000 127,933,423
King Yuan Electronics Co. Ltd.
(a)
............... 7,535,700 60,986,883
MediaTek, Inc. ........................... 5,686,175 703,516,248
MPI Corp.
(a)
............................. 460,000 74,313,466
Nanya Technology Corp. .................... 5,509,000 94,236,706
Novatek Microelectronics Corp.
(a)
.............. 4,313,544 73,441,305
Phison Electronics Corp. .................... 889,000 60,654,395
Realtek Semiconductor Corp.
(a)
............... 3,503,063 79,666,745
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 34,384,467 2,584,055,097
United Microelectronics Corp. ................ 55,983,501 227,743,482
Vanguard International Semiconductor Corp. ...... 12,151,539 57,991,923
Winbond Electronics Corp. .................. 13,878,000 79,819,237
5,033,279,793
a
Specialty Retail  —  0 .4%
Hotai Motor Co. Ltd.
(a)
...................... 3,098,500 50,111,049
a
Technology Hardware, Storage & Peripherals  —  11 .5%
Advantech Co. Ltd. ....................... 4,560,021 97,185,266
Asia Vital Components Co. Ltd.
(a)
.............. 2,052,000 221,483,298
Asustek Computer, Inc. ..................... 4,118,857 129,662,505
Gigabyte Technology Co. Ltd.
(a)
............... 5,751,000 64,922,889
Inventec Corp.
(a)
......................... 29,057,868 61,098,652
King Slide Works Co. Ltd.
(a)
.................. 403,000 179,994,859
Lite-On Technology Corp. ................... 12,745,071 122,429,766
Pegatron Corp.
(a)
......................... 19,955,037 57,281,336
Quanta Computer, Inc.
(a)
.................... 13,539,240 144,509,717
Wistron Corp.
(a)
.......................... 17,698,000 99,301,208
Wiwynn Corp.
(a)
.......................... 808,000 180,552,664
1,358,422,160
a
Wireless Telecommunication Services  —  0 .9%
Far EasTone Telecommunications Co. Ltd. ........ 16,315,259 51,939,619
Taiwan Mobile Co. Ltd. ..................... 14,478,609 52,936,339
104,875,958
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,705,798,377 ) ............................... 11,712,564,205

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Taiwan ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 734,465,422 $ 734,685,762
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 4,905,981 4,905,981
a
Total Short-Term Securities — 6.3%
(Cost: $ 739,577,986 ) ................................ 739,591,743
Total Investments — 105.9%
(Cost: $ 4,445,376,363 ) ............................... 12,452,155,948
Liabilities in Excess of Other Assets — ( 5 .9 ) % ............... (696,632,415)
Net Assets — 100.0% ................................. $ 11,755,523,533
(a)
All or a portion of this security is on loan.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 619,294,919 $ 115,560,352
(a)
$ — $ (131,182) $ (38,327) $ 734,685,762 734,465,422 $ 12,997,719
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,560,000 345,981
(a)
— — — 4,905,981 4,905,981 173,543 —
$ — $ (131,182) $ (38,327)
$ 739,591,743
$ 13,171,262 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE Taiwan Index .................................................................... 360 09/29/26 $ 57,585 $ 2,400,471

iShares
®
MSCI Taiwan ETF
Schedule of Investments
(continued)
August 31, 2026
27
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,400,471 $ — $ — $ — $ 2,400,471
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,992,344 $ — $ — $ — $ 3,992,344
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,751,506 $ — $ — $ — $ 2,751,506
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 27,910,997
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ —  $ 11,712,564,203  $ 2  $ 11,712,564,205
Short-Term Securities
Money Market Funds ........................................ 739,591,743  —  —  739,591,743
$ 739,591,743  $ 11,712,564,203  $ 2  $ 12,452,155,948
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 2,400,471  $ —  $ 2,400,471
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Thailand ETF
(Percentages shown are based on Net Assets)
28
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .4%
Sri Trang Agro-Industry PCL , NVDR ............ 1,798,945 $ 1,242,017
a
Banks  —  10 .6%
Kasikornbank PCL , NVDR
(a)
.................. 1,261,300 9,430,030
Kiatnakin Phatra Bank PCL , NVDR ............. 476,673 1,665,972
Krung Thai Bank PCL , NVDR ................ 7,440,100 9,695,723
SCB X PCL , NVDR ....................... 1,792,500 8,157,417
Thanachart Capital PCL , NVDR ............... 558,200 1,442,506
Tisco Financial Group PCL , NVDR ............. 426,200 1,644,604
TMBThanachart Bank PCL , NVDR ............. 51,942,000 4,664,102
36,700,354
a
Beverages  —  0 .6%
Carabao Group PCL , NVDR ................. 638,800 1,048,885
Osotspa PCL , NVDR ...................... 2,238,700 1,085,200
2,134,085
a
Broadline Retail  —  0 .7%
Central Retail Corp. PCL , NVDR .............. 2,696,900 2,354,136
a
Chemicals  —  2 .3%
Indorama Ventures PCL , NVDR
(a)
.............. 2,988,900 2,197,039
PTT Global Chemical PCL , NVDR ............. 4,320,507 5,794,467
7,991,506
a
Construction & Engineering  —  0 .3%
CH Karnchang PCL , NVDR
(a)
................. 2,206,800 1,215,702
a
Construction Materials  —  3 .8%
Siam Cement PCL (The) , NVDR ............... 1,533,200 12,048,786
Siam City Cement PCL , NVDR ................ 117,100 545,404
Tipco Asphalt PCL , NVDR ................... 1,262,300 677,217
13,271,407
a
Consumer Finance  —  2 .3%
AEON Thana Sinsap Thailand PCL , NVDR ....... 171,200 521,191
Bangkok Commercial Asset Management PCL , NVDR 3,532,000 675,867
Krungthai Card PCL , NVDR .................. 2,355,000 2,642,895
Muangthai Capital PCL , NVDR ................ 1,494,100 1,405,541
Srisawad Corp. PCL , NVDR
(a)
................ 1,503,602 1,068,369
TIDLOR Holdings PCL , NVDR
(a)
............... 2,774,992 1,621,400
7,935,263
a
Consumer Staples Distribution & Retail  —  4 .7%
Berli Jucker PCL , NVDR .................... 2,024,600 945,025
CP ALL PCL , NVDR ....................... 10,998,900 15,319,529
16,264,554
a
Containers & Packaging  —  0 .6%
SCG Packaging PCL , NVDR ................. 2,193,900 1,995,828
a
Diversified Telecommunication Services  —  2 .8%
Jasmine Technology Solution PCL , NVDR
(b)
....... 225,200 186,631
True Corp. PCL , NVDR ..................... 23,911,848 9,431,911
9,618,542
a
Electronic Equipment, Instruments & Components  —  16 .2%
Cal-Comp Electronics Thailand PCL , NVDR
(a)
...... 6,675,700 1,904,542
Delta Electronics Thailand PCL , NVDR .......... 6,640,408 49,692,554
Hana Microelectronics PCL , NVDR ............. 1,225,400 1,746,084
KCE Electronics PCL , NVDR
(a)
................ 1,573,200 2,857,956
56,201,136
a
Security Shares Value
a
Food Products  —  3 .0%
Betagro PCL , NVDR ....................... 1,442,000 $ 890,826
Charoen Pokphand Foods PCL , NVDR .......... 7,459,900 5,302,363
I-TAIL Corp. PCL , NVDR .................... 1,149,900 599,279
Thai Union Group PCL , NVDR ................ 5,872,600 2,228,807
Thai Vegetable Oil PCL , NVDR ............... 757,588 639,581
Thaifoods Group PCL , NVDR
(a)
............... 2,907,600 875,575
10,536,431
a
Ground Transportation  —  0 .3%
BTS Group Holdings PCL , NVDR
(b)
............. 17,991,800 1,127,824
a
Health Care Equipment & Supplies  —  0 .2%
Sri Trang Gloves Thailand PCL , NVDR .......... 1,988,800 664,992
a
Health Care Providers & Services  —  6 .2%
Bangkok Chain Hospital PCL , NVDR ............ 2,236,925 720,911
Bangkok Dusit Medical Services PCL , NVDR
(a)
..... 22,842,200 13,490,917
Bumrungrad Hospital PCL , NVDR ............. 1,227,276 7,082,070
21,293,898
a
Hotels, Restaurants & Leisure  —  2 .1%
Asset World Corp. PCL , NVDR ............... 16,131,000 1,495,948
Central Plaza Hotel PCL , NVDR ............... 1,223,700 1,590,376
Minor International PCL , NVDR
(a)
.............. 6,036,810 4,029,896
7,116,220
a
Independent Power and Renewable Electricity Producers  —  7 .2%
B Grimm Power PCL , NVDR ................. 1,526,600 933,311
BCPG PCL , NVDR ........................ 2,683,150 597,935
Electricity Generating PCL , NVDR
(a)
............ 420,400 1,685,370
Energy Absolute PCL , NVDR
(b)
................ 11,210,100 972,138
Global Power Synergy PCL , NVDR ............. 1,170,800 1,868,346
Gulf Development PCL , Class R , NVDR ......... 7,953,188 15,164,977
Gunkul Engineering PCL , NVDR .............. 7,565,800 1,175,026
Ratch Group PCL , NVDR ................... 2,084,100 2,418,678
24,815,781
a
Insurance  —  0 .6%
Bangkok Life Assurance PCL , NVDR ........... 1,148,800 842,176
Thai Life Insurance PCL , NVDR ............... 4,023,000 1,354,663
2,196,839
a
Marine Transportation  —  0 .3%
Regional Container Lines PCL , NVDR ........... 737,500 978,388
a
Media  —  0 .2%
VGI PCL , NVDR
(b)
........................ 21,343,150 648,930
a
Oil, Gas & Consumable Fuels  —  14 .8%
Bangchak Corp. PCL , NVDR ................. 1,411,100 2,371,924
Banpu PCL , NVDR
(b)
...................... 5,711,073 2,497,303
IRPC PCL , NVDR
(a)
....................... 21,706,600 1,752,982
PTT Exploration & Production PCL , NVDR
(a)
....... 2,747,484 12,305,597
PTT PCL , NVDR ......................... 21,287,700 26,148,579
Star Petroleum Refining PCL , NVDR ............ 3,433,900 1,366,933
Thai Oil PCL , NVDR ....................... 2,378,400 4,586,579
51,029,897
a
Passenger Airlines  —  0 .2%
Bangkok Airways PCL , NVDR ................ 1,257,900 722,196
a
Pharmaceuticals  —  0 .2%
Mega Lifesciences PCL , NVDR ............... 728,400 790,899
a

iShares
®
MSCI Thailand ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Real Estate Management & Development  —  5 .3%
Amata Corp. PCL , NVDR ................... 1,559,500 $ 1,538,231
AP Thailand PCL , NVDR
(a)
................... 4,856,686 1,200,466
Central Pattana PCL , NVDR ................. 3,822,700 7,746,874
Land & Houses PCL , NVDR ................. 17,175,800 1,894,703
MBK PCL , NVDR ......................... 1,726,700 1,156,029
Sansiri PCL , NVDR
(a)
...................... 28,565,537 1,257,043
Supalai PCL , NVDR ....................... 2,266,700 1,100,151
WHA Corp. PCL , NVDR .................... 15,913,840 2,311,164
18,204,661
a
Specialty Retail  —  1 .6%
Com7 PCL , NVDR ........................ 2,365,600 2,118,781
Home Product Center PCL , NVDR ............. 9,801,473 1,903,525
Mr DIY Holding Thailand PCL , NVDR
(a)
.......... 2,562,600 729,565
Siam Global House PCL , NVDR ............... 3,280,391 686,591
5,438,462
a
Transportation Infrastructure  —  5 .3%
Airports of Thailand PCL , NVDR
(a)
.............. 8,365,500 15,994,269
Bangkok Expressway & Metro PCL , NVDR ....... 11,391,753 2,367,681
18,361,950
a
Water Utilities  —  0 .2%
TTW PCL , NVDR ......................... 2,766,766 876,087
a
Security Shares Value
a
Wireless Telecommunication Services  —  6 .4%
Advanced Info Service PCL , NVDR ............. 2,058,319 $ 22,013,845
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 377,899,319 ) ................................ 343,741,830
a
Short-Term Securities
Money Market Funds  —  2 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 7,304,648 7,306,839
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 886,752 886,752
a
Total Short-Term Securities — 2.4%
(Cost: $ 8,188,091 ) .................................. 8,193,591
Total Investments — 101.8%
(Cost: $ 386,087,410 ) ................................ 351,935,421
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (6,167,897)
Net Assets — 100.0% ................................. $ 345,767,524
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 10,190,217  $ —  $ (2,882,871)
(a)
$ 2,684  $ (3,191) $ 7,306,839  7,304,648  $ 640,219
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 190,000  696,752
(a)
—  —  —  886,752  886,752  19,311  —
$ —  $ 2,684  $ (3,191)
$ 8,193,591
$ 659,530  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 24 09/18/26 $ 2,053 $ 2,415

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Thailand ETF
30
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,415 $ — $ — $ — $ 2,415
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 846,772 $ — $ — $ — $ 846,772
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,683 $ — $ — $ — $ 1,683
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,353,018
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 4,740,323  $ 339,001,507  $ —  $ 343,741,830
Short-Term Securities
Money Market Funds ........................................ 8,193,591  —  —  8,193,591
$ 12,933,914  $ 339,001,507  $ —  $ 351,935,421
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 2,415  $ —  $ —  $ 2,415
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

31
Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Hong Kong
ETF
iShares
MSCI Japan Small-
Cap ETF
iShares
MSCI Malaysia ETF
iShares
MSCI Pacific ex
Japan ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,200,373,779  $ 261,173,537  $ 318,365,307  $ 2,311,550,155
Investments, at value — affiliated
(c)
........................................ 13,239,385  5,808,669  6,927,644  12,405,412
Cash pledged:
Collateral — OTC derivatives .......................................... 3,062,000  —  —  —
Futures contracts .................................................. 273,000  —  381,000  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. —  44,551  —  1,027,414
Foreign currency, at value
(e)
............................................. 1,223,223  233,587  3,720  7,144,889
Receivables:
Investments sold .................................................. 40,316,807  6,121,690  13,617,148  31,576,734
Securities lending income — affiliated .................................... 3,755  14,029  18,976  2,485
Swaps ......................................................... 82,448  —  —  —
Dividends — unaffiliated ............................................. 3,635,269  561,299  179,035  8,220,705
Dividends — affiliated ............................................... 6,769  194  2,309  2,600
Tax reclaims ..................................................... —  12,479  —  —
Variation margin on futures contracts ..................................... —  11,550  —  93,162
Total assets .......................................................
1,262,216,435  273,981,585  339,495,139  2,372,023,556
LIABILITIES
Due to broker ...................................................... 14,366  —  —  —
Collateral on securities loaned ........................................... 12,478,465  5,722,627  6,576,893  11,697,264
Payables:
Investments purchased .............................................. 38,046,613  5,819,558  8,028,783  34,767,020
Capital shares redeemed ............................................. 4,679,867  —  —  —
Investment advisory fees ............................................. 495,015  103,443  130,082  902,314
Variation margin on futures contracts ..................................... 48,113  —  13,500  —
Total liabilities ......................................................
55,762,439  11,645,628  14,749,258  47,366,598
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,206,453,996  $ 262,335,957  $ 324,745,881  $ 2,324,656,958
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,860,493,875  $ 255,349,396  $ 333,314,328  $ 2,714,544,491
Accumulated earnings (loss) ............................................ (654,039,879) 6,986,561  (8,568,447) (389,887,533)
NET ASSETS ......................................................
$ 1,206,453,996  $ 262,335,957  $ 324,745,881  $ 2,324,656,958
NET ASSET VALUE
Shares outstanding .................................................. 52,500,000  2,400,000  11,400,000  40,200,000
Net asset value ..................................................... $ 22.98  $ 109.31  $ 28.49  $ 57.83
Shares authorized ................................................... 375 million 500 million 300 million 1 billion
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ 11,670,893  $ 5,181,266  $ 6,202,403  $ 11,095,852
(b)
Investments, at cost — unaffiliated ...................................... $ 1,178,338,785  $ 241,608,284  $ 176,640,080  $ 1,865,994,836
(c)
Investments, at cost — affiliated ........................................ $ 13,240,061  $ 5,808,427  $ 6,927,411  $ 12,405,200
(d)
Foreign currency collateral pledged, at cost ................................ $ —  $ 43,917  $ —  $ 1,012,640
(e)
  Foreign currency, at cost ............................................. $ 1,222,994  $ 232,592  $ 3,720  $ 7,123,384

32
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
MSCI Singapore
ETF
iShares
MSCI Taiwan ETF
iShares
MSCI Thailand ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 1,238,526,077  $ 11,712,564,205  $ 343,741,830
Investments, at value — affiliated
(c)
........................................................ 12,245,630  739,591,743  8,193,591
Cash ............................................................................ 6,291  —  101,167
Cash pledged:
Collateral — OTC derivatives .......................................................... 543,500  —  —
Futures contracts .................................................................. —  4,840,000  142,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. 790,622  —  —
Foreign currency, at value
(e)
............................................................. 25,187,725  33,080,151  120,838
Receivables:
Investments sold .................................................................. 65,813,812  418,555,118  10,032,212
Securities lending income — affiliated .................................................... 2,637  2,071,279  56,506
Capital shares sold ................................................................. 15,885,775  —  —
Swaps ......................................................................... 240,852  —  —
Dividends — unaffiliated ............................................................. 2,507,195  20,218,442  1,384,956
Dividends — affiliated ............................................................... 6,698  23,339  1,323
Variation margin on futures contracts ..................................................... 233,642  —  —
Total assets .......................................................................
1,361,990,456  12,930,944,277  363,774,423
LIABILITIES
Collateral on securities loaned ........................................................... 11,325,457  734,883,980  7,308,199
Payables:
Investments purchased .............................................................. 76,901,532  434,347,349  10,541,700
Foreign taxes ..................................................................... —  955,099  —
Investment advisory fees ............................................................. 469,328  4,791,005  152,306
Variation margin on futures contracts ..................................................... —  443,311  4,694
Unrealized depreciation on:
OTC swaps ...................................................................... 42,242  —  —
Total liabilities ......................................................................
88,738,559  1,175,420,744  18,006,899
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 1,273,251,897  $ 11,755,523,533  $ 345,767,524
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 1,309,318,168  $ 3,198,928,060  $ 575,518,916
Accumulated earnings (loss) ............................................................ (36,066,271) 8,556,595,473  (229,751,392)
NET ASSETS ......................................................................
$ 1,273,251,897  $ 11,755,523,533  $ 345,767,524
NET ASSET VALUE
Shares outstanding .................................................................. 37,300,000  108,500,000  4,750,000
Net asset value ..................................................................... $ 34.14  $ 108.35  $ 72.79
Shares authorized ................................................................... 300 million 900 million 200 million
Par value ......................................................................... $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................... $ 10,691,611  $ 684,912,268  $ 6,907,348
(b)
Investments, at cost — unaffiliated ...................................................... $ 910,426,603  $ 3,705,798,377  $ 377,899,319
(c)
Investments, at cost — affiliated ........................................................ $ 12,245,635  $ 739,577,986  $ 8,188,091
(d)
Foreign currency collateral pledged, at cost ................................................ $ 785,383  $ —  $ —
(e)
  Foreign currency, at cost ............................................................. $ 25,165,178  $ 33,014,934  $ 121,913

33
Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Hong Kong
ETF
iShares
MSCI Japan Small-
Cap ETF
iShares
MSCI Malaysia ETF
iShares
MSCI Pacific ex
Japan ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 34,763,101  $ 5,168,719  $ 12,971,216  $ 72,085,720
Dividends — affiliated .............................................. 112,970  2,953  19,556  43,111
Interest — unaffiliated .............................................. 5,603  43  4,509  20,664
Securities lending income — affiliated — net ............................... 15,622  88,553  326,261  37,602
Foreign taxes withheld ............................................. —  (512,561) —  (435,040)
Total investment income ..............................................
34,897,296  4,747,707  13,321,542  71,752,057
EXPENSES
Investment advisory ............................................... 4,205,212  991,734  1,531,338  9,295,176
Commitment costs ................................................ 7,663  1,781  2,854  —
Interest expense ................................................. 4,480  43  1,627  8,845
Total expenses .................................................... 4,217,355  993,558  1,535,819  9,304,021
Net investment income ...............................................
30,679,941  3,754,149  11,785,723  62,448,036
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (6,285,628) 8,064,557  (3,412,138) (19,049,353)
Investments — affiliated ........................................... 873  (1,058) (450) (28)
Foreign currency transactions ....................................... (84,927) (140,750) (401,470) 1,288,786
Futures contracts ............................................... (1,191,925) 495,808  (440,799) (853,230)
In-kind redemptions — unaffiliated
(a)
................................... 22,558,322  20,070,930  —  37,785,915
Swaps   ...................................................... (5,078,109) —  —  —
9,918,606  28,489,487  (4,254,857) 19,172,090
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 36,097,536  8,500,757  38,297,881  220,985,618
Investments — affiliated ........................................... (676) 197  233  (1,435)
Foreign currency translations ....................................... (10,416) 7,650  1,531  3,380
Futures contracts ............................................... (97,236) (9,434) (62,770) (160,125)
Swaps   ...................................................... (242,263) —  —  —
35,746,945  8,499,170  38,236,875  220,827,438
Net realized and unrealized gain ........................................
45,665,551  36,988,657  33,982,018  239,999,528
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 76,345,492  $ 40,742,806  $ 45,767,741  $ 302,447,564
(a)
See Note 2 of the Notes to Financial Statements.

34
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Singapore
ETF
iShares
MSCI Taiwan ETF
iShares
MSCI Thailand ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 36,731,435  $ 190,937,208  $ 13,570,270
Dividends — affiliated .............................................................. 50,043  173,543  19,311
Interest — unaffiliated .............................................................. 267  120,300  8,436
Securities lending income — affiliated — net
(a)
.............................................. 53,313  12,997,719  640,219
Foreign taxes withheld ............................................................. (277,998) (39,835,692) (1,319,617)
Total investment income ..............................................................
36,557,060  164,393,078  12,918,619
EXPENSES
Investment advisory ............................................................... 4,149,397  44,206,521  1,441,221
Commitment costs ................................................................ 7,731  40,692  2,467
Interest expense ................................................................. 3,103  11,799  2,906
Total expenses .................................................................... 4,160,231  44,259,012  1,446,594
Net investment income ...............................................................
32,396,829  120,134,066  11,472,025
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... (4,836,376) 612,576,411  (15,443,764)
Investments — affiliated ........................................................... (7,719) (131,182) 2,684
Foreign currency transactions ....................................................... (9,124) (2,741,498) (235,090)
Futures contracts ............................................................... 487,712  3,992,344  846,772
In-kind redemptions — unaffiliated
(b)
................................................... 39,548,459  —  28,625,191
Payment by affiliate .............................................................. —  —  679
Swaps   ...................................................................... 1,728,250  —  —
36,911,202  613,696,075  13,796,472
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 155,877,143  4,775,406,154  43,926,908
Investments — affiliated ........................................................... (5) (38,327) (3,191)
Foreign currency translations ....................................................... 35,185  653,295  (40,534)
Futures contracts ............................................................... 68,829  2,751,506  1,683
Swaps   ...................................................................... (42,547) —  —
155,938,605  4,778,772,628  43,884,866
Net realized and unrealized gain ........................................................
192,849,807  5,392,468,703  57,681,338
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 225,246,636  $ 5,512,602,769  $ 69,153,363
(a)
Net of securities lending income tax paid of ............................................... $ —  $ 3,187,485  $ —
(b)
See Note 2 of the Notes to Financial Statements.

35
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Hong Kong ETF
iShares
MSCI Japan Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 30,679,941  $ 24,047,289  $ 3,754,149  $ 2,457,482
Net realized gain (loss) ......................................... 9,918,606  (17,511,466) 28,489,487  5,061,046
Net change in unrealized appreciation (depreciation) ..................... 35,746,945  183,712,725  8,499,170  14,715,514
Net increase in net assets resulting from operations ........................
76,345,492  190,248,548  40,742,806  22,234,042
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(39,776,195) (26,363,568) (5,422,967) (2,347,791)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
450,393,489  46,405,486  82,365,027  16,629,490
NET ASSETS
Total increase in net assets ........................................ 486,962,786  210,290,466  117,684,866  36,515,741
Beginning of year ...............................................
719,491,210  509,200,744  144,651,091  108,135,350
End of year ...................................................
$ 1,206,453,996  $ 719,491,210  $ 262,335,957  $ 144,651,091
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

36
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Malaysia ETF
iShares
MSCI Pacific ex Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,785,723  $ 10,378,858  $ 62,448,036  $ 67,429,706
Net realized gain (loss) ......................................... (4,254,857) 3,267,399  19,172,090  67,366,796
Net change in unrealized appreciation (depreciation) ..................... 38,236,875  (30,454,679) 220,827,438  168,482,652
Net increase (decrease) in net assets resulting from operations ................
45,767,741  (16,808,422) 302,447,564  303,279,154
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,456,687) (10,801,325) (67,472,611) (73,127,039)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
52,608,555  (56,985,436) 245,106,312  (359,416,244)
NET ASSETS
Total increase (decrease) in net assets ................................ 86,919,609  (84,595,183) 480,081,265  (129,264,129)
Beginning of year ...............................................
237,826,272  322,421,455  1,844,575,693  1,973,839,822
End of year ...................................................
$ 324,745,881  $ 237,826,272  $ 2,324,656,958  $ 1,844,575,693
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

37
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Singapore ETF
iShares
MSCI Taiwan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 32,396,829  $ 25,956,818  $ 120,134,066  $ 131,182,595
Net realized gain ............................................. 36,911,202  70,187,601  613,696,075  177,753,356
Net change in unrealized appreciation (depreciation) ..................... 155,938,605  122,460,534  4,778,772,628  308,801,322
Net increase in net assets resulting from operations ........................
225,246,636  218,604,953  5,512,602,769  617,737,273
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(35,152,259) (28,256,370) (305,270,570) (176,076,345)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
292,040,431  88,210,193  452,611,901  420,414,641
NET ASSETS
Total increase in net assets ........................................ 482,134,808  278,558,776  5,659,944,100  862,075,569
Beginning of year ...............................................
791,117,089  512,558,313  6,095,579,433  5,233,503,864
End of year ...................................................
$ 1,273,251,897  $ 791,117,089  $ 11,755,523,533  $ 6,095,579,433
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

38
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Thailand ETF
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 11,472,025  $ 6,675,880
Net realized gain (loss) ............................................................................ 13,796,472  (22,661,005)
Net change in unrealized appreciation (depreciation) ........................................................ 43,884,866  13,205,179
Net increase (decrease) in net assets resulting from operations ...................................................
69,153,363  (2,779,946)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(11,030,436) (7,089,815)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........................................
66,849,912  (7,692,158)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 124,972,839  (17,561,919)
Beginning of year ..................................................................................
220,794,685  238,356,604
End of year ......................................................................................
$ 345,767,524  $ 220,794,685
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

39
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Hong Kong ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 21.41  $ 16.13  $ 18.17  $ 20.46  $ 25.80
Net investment income
(a)
............................... 0 .79  0 .69  0 .63  0 .65  0 .62
Net realized and unrealized gain (loss)
(b)
.....................
1 .82  5 .35  ( 1 .89 ) ( 2 .35 ) ( 5 .37 )
Net increase (decrease) from investment operations ..............
2 .61  6 .04  ( 1 .26 ) ( 1 .70 ) ( 4 .75 )
Distributions from net investment income
(c)
..................... ( 1 .04 ) ( 0 .76 ) ( 0 .78 ) ( 0 .59 ) ( 0 .59 )
Net asset value, end of year .............................
$ 22.98  $ 21.41  $ 16.13  $ 18.17  $ 20.46
Total Return
(d)
Based on net asset value ................................
12.58% 38.41% ( 6 .97 ) % ( 8 .56 ) % (18.61) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
3 .50% 3 .83% 3 .84% 3 .25% 2 .70%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,206,454  $ 719,491  $ 509,201  $ 628,332  $ 728,759
Portfolio turnover rate
(f)
..................................
19% 10% 14% 20% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

40
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Japan Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 90.41  $ 77.24  $ 70.20  $ 62.37  $ 81.49
Net investment income
(a)
................................ 1 .81  1 .57  1 .38  1 .18  1 .33
Net realized and unrealized gain (loss)
(b)
......................
20.01  13.09  7 .31  7 .15  (18.87)
Net increase (decrease) from investment operations ...............
21.82  14.66  8 .69  8 .33  (17.54)
Distributions from net investment income
(c)
...................... ( 2 .92 ) ( 1 .49 ) ( 1 .65 ) ( 0 .50 ) ( 1 .58 )
Net asset value, end of year ..............................
$ 109.31  $ 90.41  $ 77.24  $ 70.20  $ 62.37
Total Return
(d)
Based on net asset value .................................
24.62% 19.26% 12.65% 13.37% (21.70) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
1 .82% 2 .00% 1 .94% 1 .78% 1 .87%
Supplemental Data
Net assets, end of year (000) ...............................
$ 262,336  $ 144,651  $ 108,135  $ 119,333  $ 62,369
Portfolio turnover rate
(f)
...................................
20% 17% 21% 8% 16%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

41
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Malaysia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 24.77  $ 25.90  $ 21.09  $ 22.48  $ 26.60
Net investment income
(a)
............................... 1 .03  0 .92  0 .77  0 .76  0 .90
Net realized and unrealized gain (loss)
(b)
.....................
3 .69  ( 1 .09 ) 4 .77  ( 1 .57 ) ( 3 .77 )
Net increase (decrease) from investment operations ..............
4 .72  ( 0 .17 ) 5 .54  ( 0 .81 ) ( 2 .87 )
Distributions from net investment income
(c)
..................... ( 1 .00 ) ( 0 .96 ) ( 0 .73 ) ( 0 .58 ) ( 1 .25 )
Net asset value, end of year .............................
$ 28.49  $ 24.77  $ 25.90  $ 21.09  $ 22.48
Total Return
(d)
Based on net asset value ................................
19.21% ( 0 .48 ) % 26.96% ( 3 .56 ) % (10.92) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
3 .70% 3 .78% 3 .51% 3 .50% 3 .68%
Supplemental Data
Net assets, end of year (000) ..............................
$ 324,746  $ 237,826  $ 322,421  $ 257,841  $ 234,387
Portfolio turnover rate
(f)
..................................
49% 51% 18% 12% 48%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

42
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Pacific ex Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 51.67  $ 45.69  $ 41.22  $ 41.86  $ 51.17
Net investment income
(a)
................................ 1 .68  1 .65  1 .54  1 .82  1 .69
Net realized and unrealized gain (loss)
(b)
......................
6 .35  6 .16  4 .60  ( 0 .94 ) ( 8 .28 )
Net increase (decrease) from investment operations ...............
8 .03  7 .81  6 .14  0 .88  ( 6 .59 )
Distributions from net investment income
(c)
...................... ( 1 .87 ) ( 1 .83 ) ( 1 .67 ) ( 1 .52 ) ( 2 .72 )
Net asset value, end of year ..............................
$ 57.83  $ 51.67  $ 45.69  $ 41.22  $ 41.86
Total Return
(d)
Based on net asset value .................................
16.01% 17.55% 15.24% 2 .00% (13.22) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .47% 0 .47% 0 .48% 0 .48% 0 .47%
Net investment income ...................................
3 .14% 3 .53% 3 .65% 4 .28% 3 .61%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,324,657  $ 1,844,576  $ 1,973,840  $ 1,842,668  $ 2,135,008
Portfolio turnover rate
(f)
...................................
7% 10% 8% 7% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

43
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Singapore ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 28.05  $ 20.67  $ 18.56  $ 18.21  $ 23.03
Net investment income
(a)
................................ 1 .10  0 .93  0 .84  0 .80  0 .67
Net realized and unrealized gain (loss)
(b)
......................
6 .17  7 .49  2 .16  0 .44  ( 4 .21 )
Net increase (decrease) from investment operations ...............
7 .27  8 .42  3 .00  1 .24  ( 3 .54 )
Distributions from net investment income
(c)
...................... ( 1 .18 ) ( 1 .04 ) ( 0 .89 ) ( 0 .89 ) ( 1 .28 )
Net asset value, end of year ..............................
$ 34.14  $ 28.05  $ 20.67  $ 18.56  $ 18.21
Total Return
(d)
Based on net asset value .................................
26.90% 41.79% 16.87% 6 .84% (15.92) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .76% 3 .90% 4 .49% 4 .25% 3 .25%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,273,252  $ 791,117  $ 512,558  $ 488,040  $ 553,489
Portfolio turnover rate
(f)
...................................
46% 21% 26% 25% 36%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

44
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Taiwan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 58.72  $ 53.95  $ 45.77  $ 50.47  $ 64.79
Net investment income
(a)
................................ 1 .13  1 .31  1 .12  1 .31  1 .60
Net realized and unrealized gain (loss)
(b)
......................
51.32  5 .18  12.59  1 .55  (14.16)
Net increase (decrease) from investment operations ...............
52.45  6 .49  13.71  2 .86  (12.56)
Distributions
(c)
From net investment income ............................. ( 1 .02 ) ( 1 .21 ) ( 1 .79 ) ( 2 .37 ) ( 1 .39 )
From net realized gain .................................. ( 1 .80 ) ( 0 .51 ) ( 3 .74 ) ( 5 .19 ) ( 0 .37 )
Total distributions ......................................
( 2 .82 ) ( 1 .72 ) ( 5 .53 ) ( 7 .56 ) ( 1 .76 )
Net asset value, end of year ..............................
$ 108.35  $ 58.72  $ 53.95  $ 45.77  $ 50.47
Total Return
(d)
Based on net asset value .................................
93.10% 12.39% 32.85% 7 .17% (19.96) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ...................................
1 .43% 2 .43% 2 .29% 2 .89% 2 .65%
Supplemental Data
Net assets, end of year (000) ...............................
$ 11,755,524  $ 6,095,579  $ 5,233,504  $ 3,281,992  $ 3,750,151
Portfolio turnover rate
(f)
...................................
40% 36% 24% 34% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

45
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Thailand ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 57.35  $ 61.91  $ 69.23  $ 70.43  $ 79.95
Net investment income
(a)
............................. 2 .81  1 .88  1 .81  1 .88  2 .00
Net realized and unrealized gain (loss)
(b)
...................
15.16  ( 4 .48 ) ( 7 .33 ) ( 1 .29 ) ( 9 .17 )
Net increase (decrease) from investment operations ............
17.97  ( 2 .60 ) ( 5 .52 ) 0 .59  ( 7 .17 )
Distributions from net investment income
(c)
................... ( 2 .53 ) ( 1 .96 ) ( 1 .80 ) ( 1 .79 ) ( 2 .35 )
Net asset value, end of year ...........................
$ 72.79  $ 57.35  $ 61.91  $ 69.23  $ 70.43
Total Return
(d)
Based on net asset value ..............................
31.69%
(e)
( 4 .02 ) % ( 7 .76 ) % 0 .86% ( 9 .07 ) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ................................
4 .20% 3 .24% 3 .01% 2 .66% 2 .67%
Supplemental Data
Net assets, end of year (000) ............................
$ 345,768  $ 220,795  $ 238,357  $ 308,087  $ 334,535
Portfolio turnover rate
(g)
................................
10% 12% 8% 11% 9%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
46
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI Hong Kong ............................................................................................................ Non-diversified
MSCI Japan Small-Cap ....................................................................................................... Diversified
MSCI Malaysia ............................................................................................................. Non-diversified
MSCI Pacific ex Japan ........................................................................................................ Diversified
MSCI Singapore ............................................................................................................ Non-diversified
MSCI Taiwan ............................................................................................................... Non-diversified
MSCI Thailand .............................................................................................................. Non-diversified

Notes to Financial Statements
( continued)
47
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Notes to Financial Statements
(continued)
48
2026
iShares Annual Financial Statements and Additional Information
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Hong Kong
BNP Paribas SA ................................................. $ 4,942,067 $ (4,942,067) $ — $ —
BofA Securities, Inc. .............................................. 6,728,826 (6,728,826) — —
$ 11,670,893 $ (11,670,893)
$ —
$ —
a
MSCI Japan Small-Cap
BofA Securities, Inc. .............................................. 314,876 (314,876) — —
Citigroup Global Markets, Inc. ........................................ 875,416 (875,416) — —
Goldman Sachs & Co. LLC ......................................... 2,016,484 (2,001,592) — 14,892
J.P. Morgan Securities LLC ......................................... 504,159 (504,159) — —
Morgan Stanley ................................................. 334,565 (334,565) — —
State Street Bank & Trust Co. ........................................ 1,115,935 (1,115,935) — —
UBS AG ...................................................... 19,831 (19,831) — —
$ 5,181,266 $ (5,166,374)
$ —
$ 14,892
a
MSCI Malaysia
Citigroup Global Markets Ltd. ........................................ 2,939,108 (2,939,108) — —
J.P. Morgan Securities PLC ......................................... 1,500,786 (1,500,786) — —
Macquarie Bank Ltd. .............................................. 53,636 (53,636) — —
Morgan Stanley ................................................. 589,974 (589,974) — —
UBS AG ...................................................... 1,118,899 (1,118,899) — —
$ 6,202,403 $ (6,202,403)
$ —
$ —
a
MSCI Pacific ex Japan
BofA Securities, Inc. .............................................. 4,994,458 (4,994,458) — —
Citigroup Global Markets, Inc. ........................................ 4,806,160 (4,806,160) — —
Morgan Stanley ................................................. 133,848 (133,848) — —

Notes to Financial Statements
( continued)
49
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
SG Americas Securities LLC ........................................ $ 1,161,386 $ (1,161,386) $ — $ —
$ 11,095,852 $ (11,095,852)
$ —
$ —
a
MSCI Singapore
BNP Paribas SA ................................................. 889,956 (889,956) — —
BofA Securities, Inc. .............................................. 45,769 (45,769) — —
J.P. Morgan Securities LLC ......................................... 9,755,886 (9,755,886) — —
$ 10,691,611 $ (10,691,611)
$ —
$ —
a
MSCI Taiwan
Citigroup Global Markets Ltd. ........................................ 42,943,609 (42,943,609) — —
Goldman Sachs International ........................................ 109,363,127 (109,363,127) — —
J.P. Morgan Securities PLC ......................................... 19,017,206 (19,017,206) — —
Macquarie Bank Ltd. .............................................. 105,970,798 (105,970,798) — —
Merrill Lynch International .......................................... 102,557,139 (102,557,139) — —
Morgan Stanley ................................................. 292,359,274 (292,359,274) — —
UBS Europe SE ................................................. 12,701,115 (12,701,115) — —
$ 684,912,268 $ (684,912,268)
$ —
$ —
a
MSCI Thailand
Barclays Capital, Inc. ............................................. 844,743 (844,743) — —
BofA Securities, Inc. .............................................. 831,364 (831,364) — —
Citigroup Global Markets, Inc. ........................................ 21,031 (21,031) — —
Goldman Sachs & Co. LLC ......................................... 2,579,371 (2,579,371) — —
J.P. Morgan Securities LLC ......................................... 106,226 (106,226) — —
Morgan Stanley ................................................. 1,791,447 (1,791,447) — —
SG Americas Securities LLC ........................................ 733,166 (733,166) — —
$ 6,907,348 $ (6,907,348)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(continued)
50
2026
iShares Annual Financial Statements and Additional Information
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter (“OTC”)
market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs,
BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
In excess of $7 billion but not exceeding $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $11 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
In excess of $24 billion but not exceeding $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
In excess of $48 billion but not exceeding $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40

Notes to Financial Statements
( continued)
51
Notes to Financial Statements
For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares MSCI Taiwan and iShares MSCI Thailand ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Taiwan ETF. Prior to March 16, 2026, ETF Services
were performed by State Street Bank and Trust Company for the iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares
MSCI Pacific ex Japan ETF, iShares MSCI Singapore ETF and iShares MSCI Thailand ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In excess of $72 billion but not exceeding $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
In excess of $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5000%
In excess of $46 billion but not exceeding $81 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.475000
In excess of $81 billion but not exceeding $111 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.451250
In excess of $111 billion but not exceeding $141 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.428687
In excess of $141 billion but not exceeding $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.407253
In excess of $171 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.386890
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
In excess of $2 billion but not exceeding $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
In excess of $4 billion but not exceeding $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
In excess of $8 billion but not exceeding $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
In excess of $16 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
In excess of $24 billion but not exceeding $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
In excess of $32 billion but not exceeding $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
In excess of $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
(continued)
52
2026
iShares Annual Financial Statements and Additional Information
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  August 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
During the year ended August 31, 2026, iShares MSCI Thailand ETF received a reimbursement of $679 from an affiliate, which is included in payment by affiliate in the
Statements of Operations, related to an operating event.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
MSCI Hong Kong ............................................................................................................ $ 4,284
MSCI Japan Small-Cap ....................................................................................................... 20,048
MSCI Malaysia ............................................................................................................. 70,265
MSCI Pacific ex Japan ........................................................................................................ 11,635
MSCI Singapore ............................................................................................................ 16,705
MSCI Taiwan ............................................................................................................... 3,773,248
MSCI Thailand .............................................................................................................. 139,173
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Hong Kong .....................................................................
$ 64,344,962  $ 28,597,780  $ (514,935)
MSCI Japan Small-Cap ................................................................
14,610,235  18,139,975  9,883,451
MSCI Pacific ex Japan .................................................................
25,328,067  14,018,107  (500,030)
MSCI Singapore .....................................................................
72,416,177  112,593,672  (9,245,962)
iShares ETF Purchases Sales
MSCI Hong Kong ........................................................................................ $ 670,910,409  $ 162,571,330
MSCI Japan Small-Cap ................................................................................... 40,951,489  41,544,608
MSCI Malaysia ......................................................................................... 203,150,191  154,982,430
MSCI Pacific ex Japan .................................................................................... 258,366,767  147,325,939
MSCI Singapore ........................................................................................ 497,924,780  398,643,348
MSCI Taiwan ........................................................................................... 3,666,379,397  3,401,190,005
MSCI Thailand .......................................................................................... 33,360,352  26,542,639
iShares ETF In-kind Purchases In-kind Sales
MSCI Hong Kong .......................................................................................... $ 34,108,393 $ 104,880,131
MSCI Japan Small-Cap ..................................................................................... 158,070,330 77,022,402
MSCI Pacific ex Japan ...................................................................................... 283,009,158 141,973,183
MSCI Singapore .......................................................................................... 311,506,110 149,820,743
MSCI Thailand ............................................................................................ 197,244,986 136,890,986

Notes to Financial Statements
( continued)
53
Notes to Financial Statements
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026 , permanent differences attributable to distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the iShares MSCI Japan Small-Cap ETF utilized $8,780,491 of its capital loss carryforwards.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Hong Kong .......................................................................................... $ 16,633,740 $ (16,633,740)
MSCI Japan Small-Cap ..................................................................................... 18,554,404 (18,554,404)
MSCI Pacific ex Japan ...................................................................................... 33,160,465 (33,160,465)
MSCI Singapore .......................................................................................... 36,852,884 (36,852,884)
MSCI Taiwan ............................................................................................. 38,966,579 (38,966,579)
MSCI Thailand ............................................................................................ 26,897,366 (26,897,366)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Hong Kong
Ordinary income ........................................................................................... $ 39,776,195 $ 26,363,568
MSCI Japan Small-Cap
Ordinary income ........................................................................................... $ 5,422,967 $ 2,347,791
MSCI Malaysia
Ordinary income ........................................................................................... $ 11,456,687 $ 10,801,325
MSCI Pacific ex Japan
Ordinary income ........................................................................................... $ 67,472,611 $ 73,127,039
MSCI Singapore
Ordinary income ........................................................................................... $ 35,152,259 $ 28,256,370
MSCI Taiwan
Ordinary income ........................................................................................... $ 110,593,107 $ 143,844,605
Long-Term Capital Gains .................................................................................... 194,677,463 32,231,740
$ 305,270,570 $ 176,076,345
MSCI Thailand
Ordinary income ........................................................................................... $ 11,030,436 $ 7,089,815
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Hong Kong ..................
$ — $ — $ (642,158,166) $ (5,379,934) $ (6,501,779) $ (654,039,879)
MSCI Japan Small-Cap .............
1,245,006 — (12,155,370) 17,896,925 — 6,986,561
MSCI Malaysia ...................
424,915 — (144,846,770) 135,853,408 — (8,568,447)
MSCI Pacific ex Japan ..............
9,905,154 — (786,691,836) 386,899,149 — (389,887,533)
MSCI Singapore ..................
7,985,927 — (365,542,212) 321,490,014 — (36,066,271)
MSCI Taiwan .....................
365,692,605 314,155,229 — 7,876,747,639 — 8,556,595,473
MSCI Thailand ....................
2,597,407 — (195,069,215) (37,279,584) — (229,751,392)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.

Notes to Financial Statements
(continued)
54
2026
iShares Annual Financial Statements and Additional Information
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Singapore ETF, iShares MSCI Taiwan ETF, and iShares
MSCI Thailand ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Hong Kong ................................................. $ 1,219,001,388  $ 116,427,218  $ (121,815,442) $ (5,388,224)
MSCI Japan Small-Cap ............................................ 249,107,552  31,007,214  (13,115,632) 17,891,582
MSCI Malaysia .................................................. 189,441,112  138,215,261  (2,363,422) 135,851,839
MSCI Pacific ex Japan ............................................. 1,937,077,132  511,783,130  (124,959,210) 386,823,920
MSCI Singapore ................................................. 929,367,835  335,462,156  (14,010,101) 321,452,055
MSCI Taiwan .................................................... 4,578,090,421  7,925,793,296  (49,327,298) 7,876,465,998
MSCI Thailand ................................................... 389,176,678  21,025,779  (58,267,036) (37,241,257)

Notes to Financial Statements
( continued)
55
Notes to Financial Statements
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
MSCI Hong Kong
Shares sold ......................................................... 24,750,000  $ 579,630,324  7,125,000  $ 136,902,532
Shares redeemed ..................................................... (5,850,000) (129,236,835) (5,100,000) (90,497,046)
18,900,000  $ 450,393,489  2,025,000  $ 46,405,486
MSCI Japan Small-Cap
Shares sold ......................................................... 1,600,000  $ 160,888,403  700,000  $ 54,098,005
Shares redeemed ..................................................... (800,000) (78,523,376) (500,000) (37,468,515)
800,000  $ 82,365,027  200,000  $ 16,629,490
MSCI Malaysia
Shares sold ......................................................... 4,950,000  $ 140,803,528  3,975,000  $ 101,776,467
Shares redeemed ..................................................... (3,150,000) (88,194,973) (6,825,000) (158,761,903)
1,800,000  $ 52,608,555  (2,850,000) $ (56,985,436)
MSCI Pacific ex Japan
Shares sold ......................................................... 7,500,000  $ 403,880,780  3,600,000  $ 165,275,523
Shares redeemed ..................................................... (3,000,000) (158,774,468) (11,100,000) (524,691,767)
4,500,000  $ 245,106,312  (7,500,000) $ (359,416,244)

Notes to Financial Statements
(continued)
56
2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Singapore
Shares sold ......................................................... 17,900,000  $ 543,153,146  14,950,000  $ 348,558,565
Shares redeemed ..................................................... (8,800,000) (251,112,715) (11,550,000) (260,348,372)
9,100,000  $ 292,040,431  3,400,000  $ 88,210,193
MSCI Taiwan
Shares sold ......................................................... 24,500,000  $ 1,975,447,324  32,700,000  $ 1,753,687,518
Shares redeemed ..................................................... (19,800,000) (1,522,835,423) (25,900,000) (1,333,272,877)
4,700,000  $ 452,611,901  6,800,000  $ 420,414,641
MSCI Thailand
Shares sold ......................................................... 3,000,000  $ 206,005,234  1,800,000  $ 98,882,781
Shares redeemed ..................................................... (2,100,000) (139,155,322) (1,800,000) (106,574,939)
900,000  $ 66,849,912  —  $ (7,692,158)

Report of Independent Registered Public Accounting Firm
57
Report of Independent Registered Public Accounting Firm
To the Board of Directors of iShares, Inc. and Shareholders of each of the seven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (seven of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31,
2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI Hong Kong ETF
iShares MSCI Japan Small-Cap ETF
iShares MSCI Malaysia ETF
iShares MSCI Pacific ex Japan ETF
iShares MSCI Singapore ETF
iShares MSCI Taiwan ETF
iShares MSCI Thailand ETF

Important Tax Information
(unaudited)
58
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026 :
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI Japan Small-Cap ....................................................................................................... 4,244,445
MSCI Pacific ex Japan ........................................................................................................ 45,003,750
MSCI Thailand .............................................................................................................. 12,628,624
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
MSCI Taiwan ............................................................................................................... $ 217,878,170
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Hong Kong ..........................................................................................
$ 34,788,535 $ —
MSCI Japan Small-Cap .....................................................................................
5,168,653 490,505
MSCI Malaysia ...........................................................................................
13,310,059 —
MSCI Pacific ex Japan ......................................................................................
72,219,969 571,240
MSCI Singapore ..........................................................................................
37,008,535 277,711
MSCI Taiwan .............................................................................................
190,934,806 40,449,815
MSCI Thailand ............................................................................................
13,570,024 1,260,701
iShares ETF
Federal Obligation
Interest
MSCI Hong Kong ............................................................................................................ $ 53,265
MSCI Japan Small-Cap ....................................................................................................... 1,393
MSCI Malaysia ............................................................................................................. 9,221
MSCI Pacific ex Japan ........................................................................................................ 20,327
MSCI Singapore ............................................................................................................ 23,595
MSCI Taiwan ............................................................................................................... 81,825
MSCI Thailand .............................................................................................................. 9,105
iShares ETF Interest Dividends
MSCI Hong Kong ............................................................................................................ $ 112,767
MSCI Japan Small-Cap ....................................................................................................... 2,948
MSCI Malaysia ............................................................................................................. 19,521
MSCI Pacific ex Japan ........................................................................................................ 43,033
MSCI Singapore ............................................................................................................ 49,953
MSCI Taiwan ............................................................................................................... 173,230
MSCI Thailand .............................................................................................................. 19,275

59
Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
MSCI Hong Kong .......................................................................................... $ 112,970 $ —
MSCI Japan Small-Cap ..................................................................................... 2,954 —
MSCI Malaysia ........................................................................................... 19,556 —
MSCI Pacific ex Japan ...................................................................................... 43,111 —
MSCI Singapore .......................................................................................... 50,043 —
MSCI Taiwan ............................................................................................. 173,543 673,447
MSCI Thailand ............................................................................................ 19,310 —

Additional Information
60
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Hong
Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Hong Kong ETF, iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Taiwan ETF and iShares MSCI Thailand ETF (the
“Funds”) are registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

61
Additional Information
Additional Information
( continued)
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
62
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Hong Kong ETF, iShares MSCI Taiwan ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
63
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Japan Small-Cap ETF, iShares MSCI Malaysia ETF, iShares MSCI Thailand ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard,

Board Review and Approval of Investment Advisory Contract
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65
Board Review and Approval of Investment Advisory Contract
the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides

Board Review and Approval of Investment Advisory Contract
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66
2026
iShares Annual Financial Statements and Additional Information
investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Pacific ex Japan ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
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Board Review and Approval of Investment Advisory Contract
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
(continued)
68
2026
iShares Annual Financial Statements and Additional Information
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Singapore ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
( continued)
69
Board Review and Approval of Investment Advisory Contract
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

Board Review and Approval of Investment Advisory Contract
(continued)
70
2026
iShares Annual Financial Statements and Additional Information
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
71
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
REIT Real Estate Investment Trust
SORA SGD -  Overnight Rate Average

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | Cboe BZX Exchange
iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Page

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .0%
iShares MSCI Emerging Markets ETF ........... 4,310,285 $ 288,875,235
a
Total Investments — 100.0%
(Cost: $ 213,620,718 ) ................................ 288,875,235
Other Assets Less Liabilities — 0 .0% ..................... 105,621
Net Assets — 100.0% ................................. $ 288,980,856
(a)
Affiliate of the Fund.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 18,300,889 $ — $ (18,321,729)
(b)
$ 22,397 $ (1,557) $ — — $ 117,707
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares
(a)
...... 130,000 — (130,000)
(b)
— — — — 22,410 —
iShares MSCI
Emerging Markets
ETF ......... 175,753,010 91,166,197 (42,026,192) 5,842,981 58,139,239 288,875,235 4,310,285 4,114,445 —
$ — $ 5,865,378 $ 58,137,682
$ 288,875,235
$ 4,254,562 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 316,000 USD 60,720 Goldman Sachs & Co. 09/03/26 $ 255
CLP 434,142,750 USD 464,555 BNP Paribas SA 09/03/26 599
CLP 434,142,750 USD 464,626 Goldman Sachs & Co. 09/03/26 528
CLP 434,142,750 USD 464,462 HSBC Bank PLC 09/03/26 693
CLP 434,142,750 USD 464,526 State Street Bank & Trust Company 09/03/26 628
CNH 7,385,000 USD 1,095,789 Deutsche Bank Securities, Inc. 09/03/26 3,539
CNH 411,000 USD 61,001 State Street Bank & Trust Company 09/03/26 180
CNH 70,476,319 USD 10,486,744 UBS AG 09/03/26 4,335
EUR 5,606,000 USD 6,503,801 Bank of America N.A. 09/03/26 8,105
EUR 33,000 USD 38,052 Barclays Bank PLC 09/03/26 281
HKD 6,328,000 USD 807,226 Goldman Sachs & Co. 09/03/26 94
IDR 6,576,733,500 USD 370,807 BNP Paribas SA 09/03/26 397
IDR 6,730,126,500 USD 379,279 Goldman Sachs & Co. 09/03/26 583
IDR 6,576,733,500 USD 370,799 HSBC Bank PLC 09/03/26 404
IDR 6,576,733,499 USD 370,685 Morgan Stanley & Co. International PLC 09/03/26 519
INR 19,172,000 USD 200,762 Goldman Sachs & Co. 09/03/26 674

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
4
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
INR 42,047,000 USD 439,290 State Street Bank & Trust Company 09/03/26 $ 2,490
KRW 422,710,000 USD 298,204 Goldman Sachs & Co. 09/03/26 10,699
KRW 739,742,000 USD 533,861 Morgan Stanley & Co. International PLC 09/03/26 6,719
KRW 39,106,526,000 USD 27,214,006 State Street Bank & Trust Company 09/03/26 1,363,792
MXN 527,000 USD 30,835 Barclays Bank PLC 09/03/26 169
MXN 2,832,000 USD 162,813 HSBC Bank PLC 09/03/26 3,798
MXN 90,331,000 USD 5,303,630 State Street Bank & Trust Company 09/03/26 10,666
MYR 4,083,334 USD 1,011,371 Goldman Sachs & Co. 09/03/26 2,906
MYR 3,896,333 USD 966,592 Morgan Stanley & Co. International PLC 09/03/26 1,235
MYR 3,896,333 USD 962,057 State Street Bank & Trust Company 09/03/26 5,769
THB 96,404,000 USD 2,906,230 Deutsche Bank Securities, Inc. 09/03/26 1,227
THB 757,000 USD 22,664 State Street Bank & Trust Company 09/03/26 166
TRY 1,855,000 USD 38,057 BNP Paribas SA 09/03/26 346
TRY 53,429,000 USD 1,105,305 Goldman Sachs & Co. 09/03/26 808
TWD 13,673,000 USD 425,354 Goldman Sachs & Co. 09/03/26 5,713
TWD 327,473,000 USD 10,176,837 State Street Bank & Trust Company 09/03/26 147,354
USD 1,702,664 BRL 8,701,914 BNP Paribas SA 09/03/26 23,554
USD 1,862,526 BRL 9,528,914 Goldman Sachs & Co. 09/03/26 23,839
USD 1,716,323 BRL 8,780,914 HSBC Bank PLC 09/03/26 21,970
USD 1,669,157 BRL 8,543,914 JPMorgan Chase Bank N.A. 09/03/26 20,534
USD 2,199,746 BRL 11,241,914 Morgan Stanley & Co. International PLC 09/03/26 30,520
USD 1,704,474 BRL 8,722,430 State Street Bank & Trust Company 09/03/26 21,404
USD 294,233 CLP 272,563,124 BNP Paribas SA 09/03/26 2,200
USD 322,214 CLP 298,974,380 Goldman Sachs & Co. 09/03/26 1,883
USD 383,199 CLP 355,530,124 HSBC Bank PLC 09/03/26 2,272
USD 288,401 CLP 267,500,124 JPMorgan Chase Bank N.A. 09/03/26 1,792
USD 288,565 CLP 267,500,124 Morgan Stanley & Co. International PLC 09/03/26 1,957
USD 325,832 CLP 302,349,124 State Street Bank & Trust Company 09/03/26 1,886
USD 45,853 CNH 308,000 UBS AG 09/03/26 4
USD 29,206 EUR 25,000 Goldman Sachs & Co. 09/03/26 166
USD 9,325 EUR 8,000 UBS AG 09/03/26 32
USD 293,584 HKD 2,301,000 Bank of America N.A. 09/03/26 24
USD 915,855 HKD 7,175,000 BNP Paribas SA 09/03/26 474
USD 4,286,008 HKD 33,573,000 Goldman Sachs & Co. 09/03/26 2,793
USD 43,872,614 HKD 343,706,000 HSBC Bank PLC 09/03/26 22,895
USD 1,667,139 HKD 13,060,000 UBS AG 09/03/26 956
USD 6,510 IDR 115,045,000 State Street Bank & Trust Company 09/03/26 17
USD 23,325 MXN 395,000 Bank of America N.A. 09/03/26 87
USD 7,781 MXN 132,000 Morgan Stanley & Co. International PLC 09/03/26 15
USD 4,270 THB 141,000 BNP Paribas SA 09/03/26 18
USD 21,460 THB 703,000 HSBC Bank PLC 09/03/26 259
USD 4,296 THB 141,000 JPMorgan Chase Bank N.A. 09/03/26 44
USD 40,687 ZAR 652,000 Barclays Bank PLC 09/03/26 202
USD 13,586 ZAR 217,000 State Street Bank & Trust Company 09/03/26 112
ZAR 870,000 USD 53,751 Deutsche Bank Securities, Inc. 09/03/26 270
ZAR 2,703,000 USD 162,932 HSBC Bank PLC 09/03/26 4,905
ZAR 149,144,000 USD 9,239,372 UBS AG 09/03/26 21,376
BRL 228,000 USD 43,648 Goldman Sachs & Co. 10/05/26 29
CLP 33,849,000 USD 36,202 Morgan Stanley & Co. International PLC 10/05/26 73
CLP 18,011,000 USD 19,247 State Street Bank & Trust Company 10/05/26 55
EUR 8,000 USD 9,304 UBS AG 10/05/26 —
HKD 20,898,000 USD 2,668,470 Bank of New York 10/05/26 265
HKD 2,403,000 USD 306,869 State Street Bank & Trust Company 10/05/26 1
MXN 6,185,000 USD 362,193 JPMorgan Chase Bank N.A. 10/05/26 774
MXN 1,134,000 USD 66,532 Morgan Stanley & Co. International PLC 10/05/26 17
MYR 177,000 USD 43,888 Goldman Sachs & Co. 10/05/26 123

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
THB 1,398,000 USD 42,192 HSBC Bank PLC 10/05/26 $ 77
THB 5,214,000 USD 157,595 State Street Bank & Trust Company 10/05/26 51
TRY 76,000 USD 1,533 BNP Paribas SA 10/05/26 —
USD 2,596,210 BRL 13,532,750 BNP Paribas SA 10/05/26 3,844
USD 2,595,833 BRL 13,532,750 Goldman Sachs & Co. 10/05/26 3,466
USD 2,595,937 BRL 13,532,750 HSBC Bank PLC 10/05/26 3,571
USD 2,596,515 BRL 13,532,750 State Street Bank & Trust Company 10/05/26 4,148
USD 50,401,208 HKD 394,638,000 JPMorgan Chase Bank N.A. 10/05/26 4,798
USD 18,512,861 TWD 586,209,751 BNP Paribas SA 10/05/26 10,290
USD 18,512,861 TWD 586,209,751 State Street Bank & Trust Company 10/05/26 10,290
INR 16,693,000 USD 175,021 JPMorgan Chase Bank N.A. 10/06/26 40
INR 158,934,000 USD 1,666,062 State Street Bank & Trust Company 10/06/26 696
KRW 2,557,087,000 USD 1,869,339 HSBC Bank PLC 10/06/26 1,378
USD 8,623,349 INR 821,986,250 BNP Paribas SA 10/06/26 3,092
USD 8,622,806 INR 821,986,250 Goldman Sachs & Co. 10/06/26 2,549
USD 8,621,667 INR 821,986,250 HSBC Bank PLC 10/06/26 1,410
USD 8,621,630 INR 821,986,250 Morgan Stanley & Co. International PLC 10/06/26 1,374
USD 13,260,029 KRW 18,123,674,500 BNP Paribas SA 10/06/26 1,093
USD 13,258,962 KRW 18,123,674,500 Goldman Sachs & Co. 10/06/26 26
CNH 859,000 USD 128,168 UBS AG 10/08/26 9
1,847,670
BRL 13,532,750 USD 2,613,242 BNP Paribas SA 09/03/26 (1,980)
BRL 13,532,750 USD 2,612,833 Goldman Sachs & Co. 09/03/26 (1,571)
BRL 14,084,750 USD 2,719,907 HSBC Bank PLC 09/03/26 (2,131)
BRL 14,053,750 USD 2,715,181 State Street Bank & Trust Company 09/03/26 (3,387)
CLP 10,126,000 USD 11,078 Goldman Sachs & Co. 09/03/26 (228)
CLP 17,720,000 USD 19,382 HSBC Bank PLC 09/03/26 (396)
CNH 719,000 USD 107,040 Bank of America N.A. 09/03/26 (10)
EUR 57,000 USD 66,591 UBS AG 09/03/26 (380)
HKD 394,638,000 USD 50,352,423 JPMorgan Chase Bank N.A. 09/03/26 (4,842)
IDR 268,438,000 USD 15,190 State Street Bank & Trust Company 09/03/26 (39)
INR 821,986,250 USD 8,644,116 BNP Paribas SA 09/03/26 (7,662)
INR 821,986,250 USD 8,644,661 Goldman Sachs & Co. 09/03/26 (8,207)
INR 821,986,250 USD 8,641,880 HSBC Bank PLC 09/03/26 (5,426)
INR 821,986,250 USD 8,642,843 Morgan Stanley & Co. International PLC 09/03/26 (6,389)
KRW 18,123,674,500 USD 13,256,440 BNP Paribas SA 09/03/26 (12,239)
KRW 18,123,674,500 USD 13,255,567 Goldman Sachs & Co. 09/03/26 (11,366)
KRW 18,123,674,500 USD 13,251,787 HSBC Bank PLC 09/03/26 (7,586)
KRW 18,123,674,500 USD 13,249,269 State Street Bank & Trust Company 09/03/26 (5,067)
MXN 922,000 USD 54,446 Bank of America N.A. 09/03/26 (203)
THB 984,000 USD 30,168 HSBC Bank PLC 09/03/26 (492)
THB 562,000 USD 16,998 JPMorgan Chase Bank N.A. 09/03/26 (48)
TWD 586,209,751 USD 18,506,432 BNP Paribas SA 09/03/26 (25,087)
TWD 586,209,751 USD 18,492,421 HSBC Bank PLC 09/03/26 (11,076)
TWD 586,209,751 USD 18,505,264 Morgan Stanley & Co. International PLC 09/03/26 (23,919)
TWD 586,209,751 USD 18,513,972 State Street Bank & Trust Company 09/03/26 (32,627)
USD 15,328 CNH 103,000 Bank of America N.A. 09/03/26 (5)
USD 214,732 CNH 1,447,000 Barclays Bank PLC 09/03/26 (668)
USD 15,291 CNH 103,000 Deutsche Bank Securities, Inc. 09/03/26 (41)
USD 218,603 CNH 1,473,000 HSBC Bank PLC 09/03/26 (667)
USD 30,431 CNH 205,000 Morgan Stanley & Co. International PLC 09/03/26 (85)
USD 11,186,359 CNH 75,352,319 UBS AG 09/03/26 (30,559)
USD 226,979 EUR 197,000 BNP Paribas SA 09/03/26 (1,855)
USD 5,855,296 EUR 5,084,000 Deutsche Bank Securities, Inc. 09/03/26 (50,257)
USD 9,251 EUR 8,000 Goldman Sachs & Co. 09/03/26 (42)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
6
2026
iShares Annual Financial Statements and Additional Information
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 318,679 EUR 276,000 HSBC Bank PLC 09/03/26 $ (1,922)
USD 113,143 EUR 98,000 State Street Bank & Trust Company 09/03/26 (694)
USD 146,829 HKD 1,151,000 HSBC Bank PLC 09/03/26 (15)
USD 220,919 IDR 3,990,321,899 BNP Paribas SA 09/03/26 (4,303)
USD 246,166 IDR 4,450,247,899 Goldman Sachs & Co. 09/03/26 (5,014)
USD 291,654 IDR 5,271,454,899 HSBC Bank PLC 09/03/26 (5,877)
USD 220,679 IDR 3,990,321,899 JPMorgan Chase Bank N.A. 09/03/26 (4,543)
USD 220,782 IDR 3,990,321,899 Morgan Stanley & Co. International PLC 09/03/26 (4,440)
USD 272,276 IDR 4,921,051,504 State Street Bank & Trust Company 09/03/26 (5,479)
USD 5,488,870 INR 525,317,789 BNP Paribas SA 09/03/26 (30,545)
USD 6,120,914 INR 585,865,789 Goldman Sachs & Co. 09/03/26 (34,668)
USD 5,589,775 INR 534,903,789 HSBC Bank PLC 09/03/26 (30,358)
USD 6,552,446 INR 627,214,789 JPMorgan Chase Bank N.A. 09/03/26 (37,582)
USD 5,488,067 INR 525,317,789 Morgan Stanley & Co. International PLC 09/03/26 (31,348)
USD 5,753,173 INR 550,544,055 State Street Bank & Trust Company 09/03/26 (31,289)
USD 12,692,755 KRW 18,236,316,388 BNP Paribas SA 09/03/26 (633,761)
USD 14,146,568 KRW 20,338,239,388 Goldman Sachs & Co. 09/03/26 (715,967)
USD 12,721,902 KRW 18,280,101,060 HSBC Bank PLC 09/03/26 (636,611)
USD 12,684,633 KRW 18,236,316,388 JPMorgan Chase Bank N.A. 09/03/26 (641,883)
USD 12,920,934 KRW 18,553,348,388 Morgan Stanley & Co. International PLC 09/03/26 (637,258)
USD 13,311,370 KRW 19,119,354,388 State Street Bank & Trust Company 09/03/26 (660,444)
USD 104,797 MXN 1,819,000 JPMorgan Chase Bank N.A. 09/03/26 (2,218)
USD 237,532 MXN 4,126,000 Societe Generale 09/03/26 (5,206)
USD 15,314 MXN 263,000 State Street Bank & Trust Company 09/03/26 (158)
USD 5,051,639 MXN 87,877,000 UBS AG 09/03/26 (118,285)
USD 1,059,683 MYR 4,335,633 Goldman Sachs & Co. 09/03/26 (17,263)
USD 905,994 MYR 3,703,734 Morgan Stanley & Co. International PLC 09/03/26 (13,993)
USD 938,979 MYR 3,836,633 State Street Bank & Trust Company 09/03/26 (14,019)
USD 2,875,474 THB 95,902,000 HSBC Bank PLC 09/03/26 (16,842)
USD 54,558 THB 1,820,000 Societe Generale 09/03/26 (332)
USD 22,610 TRY 1,102,000 BNP Paribas SA 09/03/26 (204)
USD 10,511 TRY 512,000 Goldman Sachs & Co. 09/03/26 (89)
USD 1,099,557 TRY 53,593,000 HSBC Bank PLC 09/03/26 (9,951)
USD 1,592 TRY 77,000 State Street Bank & Trust Company 09/03/26 (2)
USD 13,171,100 TWD 424,544,059 BNP Paribas SA 09/03/26 (213,436)
USD 14,654,731 TWD 472,343,189 Goldman Sachs & Co. 09/03/26 (236,761)
USD 13,350,910 TWD 430,363,189 HSBC Bank PLC 09/03/26 (217,084)
USD 15,339,613 TWD 494,590,189 JPMorgan Chase Bank N.A. 09/03/26 (253,256)
USD 13,135,681 TWD 423,527,189 Morgan Stanley & Co. International PLC 09/03/26 (216,796)
USD 13,682,924 TWD 440,617,189 State Street Bank & Trust Company 09/03/26 (208,346)
USD 13,263 ZAR 217,000 Barclays Bank PLC 09/03/26 (211)
USD 165,880 ZAR 2,747,000 Deutsche Bank Securities, Inc. 09/03/26 (4,689)
USD 9,055,838 ZAR 150,406,000 HSBC Bank PLC 09/03/26 (283,270)
ZAR 1,522,000 USD 94,997 HSBC Bank PLC 09/03/26 (492)
BRL 3,470,000 USD 665,235 State Street Bank & Trust Company 10/05/26 (514)
EUR 158,000 USD 183,770 HSBC Bank PLC 10/05/26 (10)
IDR 796,873,000 USD 44,865 State Street Bank & Trust Company 10/05/26 (14)
MYR 417,000 USD 103,946 State Street Bank & Trust Company 10/05/26 (258)
USD 464,563 CLP 434,142,750 BNP Paribas SA 10/05/26 (693)
USD 464,608 CLP 434,142,750 Goldman Sachs & Co. 10/05/26 (649)
USD 464,511 CLP 434,142,750 HSBC Bank PLC 10/05/26 (745)
USD 464,579 CLP 434,142,750 State Street Bank & Trust Company 10/05/26 (677)
USD 6,511,846 EUR 5,606,000 Bank of America N.A. 10/05/26 (8,161)
USD 369,888 IDR 6,576,733,500 BNP Paribas SA 10/05/26 (277)
USD 369,747 IDR 6,576,733,500 Goldman Sachs & Co. 10/05/26 (418)
USD 369,885 IDR 6,576,733,500 HSBC Bank PLC 10/05/26 (280)

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 369,722 IDR 6,576,733,499 Morgan Stanley & Co. International PLC 10/05/26 $ (442)
USD 5,290,290 MXN 90,331,000 State Street Bank & Trust Company 10/05/26 (10,782)
USD 965,921 MYR 3,896,334 Goldman Sachs & Co. 10/05/26 (2,904)
USD 967,192 MYR 3,896,333 Morgan Stanley & Co. International PLC 10/05/26 (1,633)
USD 962,295 MYR 3,896,333 State Street Bank & Trust Company 10/05/26 (6,530)
USD 2,909,273 THB 96,404,000 Deutsche Bank Securities, Inc. 10/05/26 (5,523)
USD 1,060,693 TRY 52,585,000 Goldman Sachs & Co. 10/05/26 (401)
USD 83,456 TRY 4,137,000 HSBC Bank PLC 10/05/26 (23)
USD 5,591,801 TWD 177,193,000 BNP Paribas SA 10/05/26 (951)
USD 18,492,421 TWD 586,209,751 HSBC Bank PLC 10/05/26 (10,150)
USD 18,495,747 TWD 586,209,751 Morgan Stanley & Co. International PLC 10/05/26 (6,824)
USD 229,801 TWD 7,285,000 State Street Bank & Trust Company 10/05/26 (136)
USD 309,085 ZAR 4,998,000 State Street Bank & Trust Company 10/05/26 (510)
USD 9,217,297 ZAR 149,144,000 UBS AG 10/05/26 (21,255)
USD 13,255,567 KRW 18,123,674,500 HSBC Bank PLC 10/06/26 (3,369)
USD 22,961,232 KRW 31,412,768,500 State Street Bank & Trust Company 10/06/26 (19,752)
CNH 1,451,000 USD 216,521 Morgan Stanley & Co. International PLC 10/08/26 (8)
USD 10,511,910 CNH 70,476,319 UBS AG 10/08/26 (4,316)
(6,351,646)
$ (4,503,976)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 1,847,670 $ — $ — $ 1,847,670
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 6,351,646 $ — $ — $ 6,351,646
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ 1,653,036 $ — $ — $ 1,653,036
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts .............. $ — $ — $ — $ (4,435,878) $ — $ — $ (4,435,878)
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 257,980,507
Average amounts sold — in USD ......................................................................................... $ 488,088,822
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Currency Hedged MSCI Emerging Markets ETF
8
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 1,847,670  $ 6,351,646
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 1,847,670  $ 6,351,646
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 1,847,670  $ 6,351,646
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. ................................. $ 8,216 $ (8,216) $ — $ — $ —
Bank of New York ................................... 265 — — — 265
Barclays Bank PLC .................................. 652 (652) — — —
BNP Paribas SA .................................... 45,907 (45,907) — — —
Deutsche Bank Securities, Inc. ........................... 5,036 (5,036) — — —
Goldman Sachs & Co. ................................ 57,134 (57,134) — — —
HSBC Bank PLC .................................... 63,632 (63,632) — — —
JPMorgan Chase Bank N.A. ............................ 27,982 (27,982) — — —
Morgan Stanley & Co. International PLC .................... 42,429 (42,429) — — —
State Street Bank & Trust Company ....................... 1,569,705 (1,000,724) — (460,000) 108,981
UBS AG .......................................... 26,712 (26,712) — — —
$ 1,847,670 $ (1,278,424) $ — $ (460,000) $ 109,246
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Bank of America N.A. ................................. $ 8,379 $ (8,216) $ — $ — $ 163
Barclays Bank PLC .................................. 879 (652) — — 227
BNP Paribas SA .................................... 932,993 (45,907) — (530,000) 357,086
Deutsche Bank Securities, Inc. ........................... 60,510 (5,036) — — 55,474
Goldman Sachs & Co. ................................ 1,035,548 (57,134) — (700,000) 278,414
HSBC Bank PLC .................................... 1,244,773 (63,632) — (660,000) 521,141
JPMorgan Chase Bank N.A. ............................ 944,372 (27,982) — (700,000) 216,390
Morgan Stanley & Co. International PLC .................... 943,135 (42,429) — (650,000) 250,706
Societe Generale .................................... 5,538 — — — 5,538
State Street Bank & Trust Company ....................... 1,000,724 (1,000,724) — — —
UBS AG .......................................... 174,795 (26,712) — — 148,083
$ 6,351,646 $ (1,278,424) $ — $ (3,240,000) $ 1,833,222
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

iShares
®
Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
9
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ...................................... $ 288,875,235  $ —  $ —  $ 288,875,235
$ —  $ —  $ —  $ —
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................. $ —  $ 1,847,670  $ —  $ 1,847,670
Liabilities
Foreign Currency Exchange Contracts ............................. —  (6,351,646) —  (6,351,646)
$ —  $ (4,503,976) $ —  $ (4,503,976)
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  — 2.9%
Ambev SA ............................. 11,026,686 $ 31,984,848
Aura Minerals, Inc. ........................ 84,621 7,072,623
Axia Energia SA ......................... 3,288,766 33,715,635
B3 SA - Brasil Bolsa Balcao .................. 12,954,886 40,553,165
Banco Bradesco SA ....................... 3,930,875 11,508,405
Banco BTG Pactual SA ..................... 3,053,623 32,242,035
Banco do Brasil SA ....................... 4,289,804 17,170,641
BB Seguridade Participacoes SA .............. 1,656,642 12,916,663
Caixa Seguridade Participacoes SA ............ 1,467,061 5,475,767
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 6,132,432 29,919,210
Cia Paranaense de Energia - Copel ............ 4,798,603 13,845,107
CPFL Energia SA ......................... 508,155 4,368,041
Embraer SA ............................ 1,682,568 30,358,345
Energisa SA ............................ 723,663 6,703,752
Eneva SA
(a)
............................. 2,406,216 12,171,439
Engie Brasil Energia SA .................... 723,727 4,103,617
Equatorial SA ........................... 2,751,117 19,469,746
Itau Unibanco Holding SA ................... 1,278,248 10,622,566
JBS N.V., Class A ........................ 825,266 11,091,575
Klabin SA .............................. 1,986,357 7,245,351
Localiza Rent a Car SA ..................... 2,127,828 14,401,661
MBRF Global Foods Co. SA ................. 1,472,241 5,188,239
Motiva Infraestrutura de Mobilidade SA .......... 2,534,197 7,561,190
NU Holdings Ltd., Class A
(a)
.................. 9,154,295 133,194,992
Petroleo Brasileiro SA - Petrobras .............. 9,449,755 91,715,448
Porto Seguro SA ......................... 488,095 4,623,270
PRIO SA
(a)
............................. 2,083,740 25,206,516
Raia Drogasil SA ......................... 3,274,012 12,384,448
Rede D'Or Sao Luiz SA
(b)
................... 1,815,906 12,329,047
Rumo SA .............................. 3,109,024 9,048,273
Suzano SA ............................. 1,537,258 13,439,567
Telefonica Brasil SA ....................... 1,897,445 10,930,848
TIM SA ............................... 2,103,836 7,556,115
Ultrapar Participacoes SA ................... 1,833,927 12,323,984
Vale SA ............................... 9,127,283 137,132,515
Vibra Energia SA ......................... 2,704,848 17,967,764
WEG SA .............................. 3,713,734 35,943,638
XP, Inc., Class A ......................... 1,022,908 18,647,613
912,133,659
a
Chile  — 0.4%
Banco de Chile .......................... 114,009,784 23,514,602
Banco de Credito e Inversiones SA ............. 213,169 14,731,553
Banco Santander Chile ..................... 167,394,143 14,439,590
Cencosud SA ........................... 3,122,694 6,544,298
Empresas Copec SA ...................... 977,295 6,931,839
Enel Chile SA ........................... 61,384,716 5,261,566
Falabella SA ............................ 1,744,284 11,549,693
Latam Airlines Group SA .................... 847,271,300 21,895,989
Plaza SA .............................. 1,894,748 7,980,301
112,849,431
a
China  — 20.5%
360 Security Technology, Inc., Class A ........... 1,103,706 1,512,807
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A ................... 324,088 888,417
3SBio, Inc.
(a)(b)
........................... 4,880,500 10,015,120
AAC Technologies Holdings, Inc. .............. 1,951,000 11,041,138
Accelink Technologies Co. Ltd., Class A
(a)
........ 131,000 3,514,721
ACM Research Shanghai, Inc., Class A .......... 49,501 2,218,200
Security Shares Value
a
China (continued)
Advanced Fiber Resources Zhuhai Ltd., Class A .... 38,100 $ 1,811,342
Advanced Micro-Fabrication Equipment, Inc. China,
Class A .............................. 146,123 7,863,766
AECC Aviation Power Co. Ltd., Class A .......... 372,773 2,142,994
Agricultural Bank of China Ltd., Class A .......... 12,489,423 12,868,347
Agricultural Bank of China Ltd., Class H .......... 68,492,000 55,324,602
Aier Eye Hospital Group Co. Ltd., Class A ........ 1,199,317 1,465,628
Air China Ltd., Class A
(a)
.................... 1,531,293 1,325,592
Akeso, Inc.
(a)(b)(c)
.......................... 1,631,000 18,684,447
Alibaba Group Holding Ltd. .................. 42,397,656 606,064,604
Alibaba Health Information Technology Ltd.
(a)(c)
..... 13,312,000 5,227,365
Aluminum Corp. of China Ltd., Class A .......... 2,019,000 2,936,350
Aluminum Corp. of China Ltd., Class H .......... 9,494,000 10,360,857
Amlogic Shanghai Co. Ltd., Class A ............ 66,031 956,578
Angel Yeast Co. Ltd., Class A ................. 89,700 553,565
Anhui Conch Cement Co. Ltd., Class A .......... 523,786 1,375,458
Anhui Conch Cement Co. Ltd., Class H .......... 2,948,500 6,368,485
Anhui Gujing Distillery Co. Ltd., Class A .......... 60,985 832,338
Anhui Jianghuai Automobile Group Corp. Ltd., Class
A
(a)
................................. 324,200 1,012,778
Anhui Tongguan Copper Foil Group Co. Ltd., Class A . 101,300 1,869,275
Anji Microelectronics Technology Shanghai Co. Ltd.,
Class A .............................. 35,092 1,246,459
Anker Innovations Technology Co. Ltd., Class A .... 83,400 1,560,352
ANTA Sports Products Ltd. .................. 3,169,802 31,329,653
APT Medical, Inc., Class A ................... 20,592 751,442
Asymchem Laboratories Tianjin Co. Ltd., Class A ... 49,800 1,197,892
Avary Holding Shenzhen Co. Ltd., Class A ........ 297,004 4,115,357
Baidu, Inc., Class A
(a)
...................... 5,281,030 63,161,313
Baiyin Nonferrous Group Co. Ltd., Class A
(a)
....... 1,059,700 1,080,176
Bank of Beijing Co. Ltd., Class A .............. 3,087,106 2,458,399
Bank of Changsha Co. Ltd., Class A ............ 481,000 693,669
Bank of Chengdu Co. Ltd., Class A ............. 594,095 1,684,604
Bank of China Ltd., Class A .................. 6,030,200 5,843,771
Bank of China Ltd., Class H .................. 169,264,933 127,047,167
Bank of Communications Co. Ltd., Class A ........ 7,366,693 7,938,917
Bank of Communications Co. Ltd., Class H ....... 19,960,600 19,826,159
Bank of Hangzhou Co. Ltd., Class A ............ 1,089,845 2,713,987
Bank of Jiangsu Co. Ltd., Class A .............. 2,718,410 4,892,021
Bank of Nanjing Co. Ltd., Class A .............. 1,809,130 3,139,897
Bank of Ningbo Co. Ltd., Class A .............. 1,023,499 5,198,087
Bank of Shanghai Co. Ltd., Class A ............. 2,123,942 2,997,297
Bank of Suzhou Co. Ltd., Class A .............. 575,600 761,675
Baoshan Iron & Steel Co. Ltd., Class A .......... 3,175,073 2,749,482
Beijing Compass Technology Development Co. Ltd.,
Class A .............................. 104,700 1,327,522
Beijing Enlight Media Co. Ltd., Class A .......... 433,400 752,133
Beijing Enterprises Holdings Ltd.
(c)
............. 1,170,500 4,823,019
Beijing Huafeng Test & Control Technology Co. Ltd.,
Class A .............................. 28,932 1,705,723
Beijing Kingsoft Office Software, Inc., Class A ...... 69,650 2,584,301
Beijing New Building Materials PLC, Class A ...... 239,713 601,330
Beijing Yandong Microelectronic Co. Ltd., Class A
(a)
.. 146,491 1,079,788
Beijing-Shanghai High Speed Railway Co. Ltd., Class A 7,273,800 5,293,702
BeOne Medicines Ltd., Class H
(a)
.............. 2,016,722 55,222,349
Bilibili, Inc., Class Z
(a)(c)
..................... 635,554 10,330,874
Biwin Storage Technology Co. Ltd., Class A ....... 72,905 2,549,189
Bluefocus Intelligent Communications Group Co. Ltd.,
Class A .............................. 575,000 1,204,553
BOC Aviation Ltd.
(b)
....................... 520,900 4,980,284
BOC International China Co. Ltd., Class A ........ 579,600 1,035,316
BOE Technology Group Co. Ltd., Class A ......... 5,364,300 4,796,129
Bosideng International Holdings Ltd. ............ 11,526,000 6,269,797
BYD Co. Ltd., Class A ...................... 843,738 11,078,058

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
China (continued)
BYD Co. Ltd., Class H ..................... 9,293,300 $ 102,577,984
BYD Electronic International Co. Ltd.
(c)
.......... 1,999,500 6,867,435
C&D International Investment Group Ltd. ......... 2,216,000 3,652,600
Caitong Securities Co. Ltd., Class A ............ 1,200,874 1,587,798
Cambricon Technologies Corp. Ltd., Class A ....... 95,822 15,834,918
Canmax Technologies Co. Ltd., Class A
(a)
........ 129,400 1,238,311
CGN Power Co. Ltd., Class H
(b)
............... 26,240,000 10,161,218
Changjiang Securities Co. Ltd., Class A .......... 999,235 1,374,060
Chaozhou Three-Circle Group Co. Ltd., Class A .... 288,230 4,922,674
Chifeng Jilong Gold Mining Group Ltd., Class A ..... 260,400 1,816,456
China CITIC Bank Corp. Ltd., Class A ........... 1,642,500 2,163,693
China CITIC Bank Corp. Ltd., Class H ........... 20,091,800 21,396,266
China Coal Energy Co. Ltd., Class H ............ 4,771,000 7,394,957
China Construction Bank Corp., Class A ......... 3,212,868 5,251,718
China Construction Bank Corp., Class H ......... 212,666,760 257,078,054
China CSSC Holdings Ltd., Class A ............ 1,150,099 5,829,418
China Eastern Airlines Corp. Ltd., Class A
(a)
....... 2,655,597 1,375,865
China Energy Engineering Corp. Ltd., Class A ..... 5,185,252 1,920,517
China Everbright Bank Co. Ltd., Class A ......... 6,715,603 2,968,231
China Feihe Ltd.
(b)(c)
....................... 9,127,000 3,265,597
China Galaxy Securities Co. Ltd., Class A ........ 1,170,800 2,152,307
China Galaxy Securities Co. Ltd., Class H ........ 8,781,500 8,801,864
China Gas Holdings Ltd. .................... 6,920,800 4,996,530
China Gold International Resources Corp. Ltd. ..... 603,600 19,650,324
China Great Wall Securities Co. Ltd., Class A ...... 777,900 940,772
China Greatwall Technology Group Co. Ltd., Class A
(a)
494,273 1,072,555
China Hongqiao Group Ltd. .................. 8,088,000 23,461,368
China International Capital Corp. Ltd., Class A ..... 392,600 2,028,141
China International Capital Corp. Ltd., Class H
(b)
.... 4,462,800 12,802,480
China Jushi Co. Ltd., Class A ................. 629,540 4,109,148
China Life Insurance Co. Ltd., Class A ........... 350,312 2,004,846
China Life Insurance Co. Ltd., Class H .......... 18,800,000 72,328,063
China Longyuan Power Group Corp. Ltd., Class H .. 6,397,000 4,428,156
China Mengniu Dairy Co. Ltd. ................ 7,369,000 17,003,778
China Merchants Bank Co. Ltd., Class A ......... 3,077,589 18,375,572
China Merchants Bank Co. Ltd., Class H ......... 9,574,467 62,078,666
China Merchants Energy Shipping Co. Ltd., Class A . 1,250,100 3,488,937
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A ................. 775,700 1,133,842
China Merchants Port Holdings Co. Ltd. ......... 3,086,000 6,325,351
China Merchants Securities Co. Ltd., Class A ...... 1,208,579 3,363,213
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A .......................... 1,316,090 1,278,420
China Minsheng Banking Corp. Ltd., Class A ...... 4,945,255 2,598,172
China Minsheng Banking Corp. Ltd., Class H ...... 16,028,548 7,107,274
China National Building Material Co. Ltd., Class H
(c)
.. 8,878,000 4,068,652
China National Chemical Engineering Co. Ltd., Class A 964,467 1,067,614
China National Nuclear Power Co. Ltd., Class A .... 2,896,500 3,833,138
China National Software & Service Co. Ltd., Class A
(a)
126,407 636,949
China Nonferrous Mining Corp. Ltd.
(c)
........... 3,421,000 7,192,431
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A .............................. 543,954 3,286,014
China Oilfield Services Ltd., Class H ............ 4,466,000 4,200,824
China Overseas Land & Investment Ltd. ......... 9,689,460 15,435,893
China Pacific Insurance Group Co. Ltd., Class A .... 1,088,607 5,175,966
China Pacific Insurance Group Co. Ltd., Class H .... 6,611,600 25,438,518
China Petroleum & Chemical Corp., Class A ....... 4,866,289 3,955,615
China Petroleum & Chemical Corp., Class H ...... 57,112,800 34,798,155
China Railway Group Ltd., Class A ............. 2,885,400 1,880,107
China Railway Group Ltd., Class H
(c)
............ 10,428,000 4,574,693
China Rare Earth Resources And Technology Co. Ltd.,
Class A .............................. 162,900 1,502,605
China Resources Beer Holdings Co. Ltd. ......... 3,967,500 9,758,529
China Resources Gas Group Ltd. .............. 2,320,200 5,052,761
Security Shares Value
a
China (continued)
China Resources Land Ltd.
(c)
................. 7,256,833 $ 27,749,829
China Resources Microelectronics Ltd., Class A .... 199,860 1,823,187
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 1,674,800 8,333,846
China Resources Power Holdings Co. Ltd.
(c)
....... 5,100,999 12,186,706
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A .......................... 187,782 684,851
China Shenhua Energy Co. Ltd., Class A ......... 850,639 6,179,013
China Shenhua Energy Co. Ltd., Class H ......... 8,526,000 50,356,730
China Southern Airlines Co. Ltd., Class A
(a)
........ 1,603,300 1,192,894
China State Construction Engineering Corp. Ltd., Class
A .................................. 6,048,971 3,897,750
China Taiping Insurance Holdings Co. Ltd. ........ 3,665,460 9,867,150
China Three Gorges Renewables Group Co. Ltd., Class
A .................................. 3,721,125 2,054,648
China Tourism Group Duty Free Corp. Ltd., Class A .. 286,532 2,237,116
China Tower Corp. Ltd., Class H
(b)
.............. 11,039,200 12,833,770
China Tungsten And Hightech Materials Co. Ltd., Class
A .................................. 351,800 3,437,138
China United Network Communications Ltd., Class A . 4,398,200 2,814,301
China XD Electric Co. Ltd., Class A ............. 784,800 1,476,787
China Yangtze Power Co. Ltd., Class A .......... 3,634,515 15,196,560
China Zheshang Bank Co. Ltd., Class A .......... 3,065,830 1,323,406
Chongqing Afari Technology Co. Ltd., Class A
(a)
.... 662,600 818,527
Chongqing Changan Automobile Co. Ltd., Class A ... 1,062,617 1,118,106
Chongqing Polycomp International Corp., Class A ... 479,700 2,213,495
Chongqing Rural Commercial Bank Co. Ltd., Class A . 1,066,100 1,079,068
Chongqing Rural Commercial Bank Co. Ltd., Class H 5,956,000 4,967,765
Chow Tai Fook Jewellery Group Ltd. ............ 3,996,400 6,579,597
CICT Mobile Communication Technology Co. Ltd.,
Class A
(a)
............................. 533,069 1,093,115
CITIC Ltd. .............................. 10,999,000 18,402,248
Citic Pacific Special Steel Group Co. Ltd., Class A ... 519,800 1,063,332
CITIC Securities Co. Ltd., Class A .............. 1,865,193 7,713,678
CITIC Securities Co. Ltd., Class H ............. 3,375,100 11,757,896
CMOC Group Ltd., Class A .................. 2,719,798 7,690,290
CMOC Group Ltd., Class H .................. 9,075,000 19,335,983
CNGR Advanced Material Co. Ltd., Class A ....... 138,555 822,562
CNPC Capital Co. Ltd., Class A ............... 1,198,400 1,302,752
Contemporary Amperex Technology Co. Ltd., Class A 670,134 36,222,024
Contemporary Amperex Technology Co. Ltd., Class H 442,700 33,662,589
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A .............................. 556,500 1,592,082
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class H ............................. 3,132,000 6,648,825
COSCO SHIPPING Holdings Co. Ltd., Class A ..... 1,802,764 4,560,933
COSCO SHIPPING Holdings Co. Ltd., Class H ..... 6,145,849 13,488,626
CRRC Corp. Ltd., Class A ................... 3,263,000 3,019,912
CRRC Corp. Ltd., Class H ................... 11,027,000 7,507,557
CSC Financial Co. Ltd., Class A ............... 715,533 2,724,959
CSI Solar Co. Ltd., Class A .................. 552,541 747,420
CSPC Innovation Pharmaceutical Co. Ltd., Class A
(a)
. 187,320 1,231,008
CSPC Pharmaceutical Group Ltd. .............. 20,208,479 23,747,784
Daqin Railway Co. Ltd., Class A ............... 2,820,100 1,998,106
Datang International Power Generation Co. Ltd., Class
A .................................. 1,621,800 1,409,461
Dazhong Mining Co. Ltd., Class A .............. 238,900 1,001,361
Delton Technology Guangzhou, Inc., Class A ...... 62,100 1,500,767
Dongfang Electric Corp. Ltd., Class A ........... 469,800 1,797,242
Dongxing Securities Co. Ltd., Class A ........... 782,597 1,638,069
Dosilicon Co. Ltd., Class A
(a)
................. 66,200 1,178,526
East Money Information Co. Ltd., Class A ......... 2,441,898 7,041,445
Eastroc Beverage Group Co. Ltd., Class A ........ 106,140 1,895,255
Ecovacs Robotics Co. Ltd., Class A ............. 80,653 631,695
Empyrean Technology Co. Ltd., Class A .......... 85,200 1,263,085

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
ENN Energy Holdings Ltd. ................... 1,872,300 $ 11,845,207
ENN Natural Gas Co. Ltd., Class A ............. 366,100 997,077
Eoptolink Technology, Inc. Ltd., Class A .......... 214,516 12,855,000
Eve Energy Co. Ltd., Class A ................. 311,053 2,439,407
Everbright Securities Co. Ltd., Class A ........... 754,983 1,653,220
EverProX Technologies Co. Ltd., Class A ......... 49,100 1,539,996
Far East Horizon Ltd.
(c)
..................... 5,979,000 5,382,234
Fiberhome Telecommunication Technologies Co. Ltd.,
Class A .............................. 221,100 1,397,060
Focus Media Information Technology Co. Ltd., Class A 2,070,567 1,530,955
Foshan Haitian Flavouring & Food Co. Ltd., Class A . 679,955 3,402,756
Founder Securities Co. Ltd., Class A ............ 2,029,648 2,077,187
Founder Technology Group Corp., Class A
(a)
....... 676,600 1,287,625
Foxconn Industrial Internet Co. Ltd., Class A ....... 1,622,197 15,660,252
Full Truck Alliance Co. Ltd., ADR .............. 1,776,278 15,045,075
Fuyao Glass Industry Group Co. Ltd., Class A ...... 315,372 2,652,489
Fuyao Glass Industry Group Co. Ltd., Class H
(b)
.... 1,487,200 10,399,384
Ganfeng Lithium Group Co. Ltd., Class A ......... 258,473 2,069,859
Ganfeng Lithium Group Co. Ltd., Class H
(b)
....... 1,206,600 6,270,861
GD Power Development Co. Ltd., Class A ........ 2,753,569 2,122,818
GDS Holdings Ltd., Class A
(a)
................. 2,737,000 10,944,329
Geely Automobile Holdings Ltd. ............... 16,443,000 36,819,881
GEM Co. Ltd., Class A ..................... 752,500 730,033
Genscript Biotech Corp.
(a)
................... 3,020,000 13,034,289
GF Securities Co. Ltd., Class A ............... 996,494 3,233,471
GF Securities Co. Ltd., Class H ............... 2,600,800 6,151,712
Giant Biogene Holding Co. Ltd.
(b)(c)
............. 1,077,200 3,534,205
Giant Network Group Co. Ltd., Class A .......... 299,800 1,224,112
GigaDevice Semiconductor, Inc., Class A ......... 101,894 6,144,408
GoerTek, Inc., Class A ..................... 492,800 1,775,804
Goldenmax International Group Ltd., Class A ...... 115,200 1,298,919
Goldwind Science & Technology Co. Ltd., Class A ... 526,866 1,436,111
Gotion High-tech Co. Ltd., Class A ............. 264,523 1,050,520
Grace Fabric Technology Co. Ltd., Class A ........ 75,100 1,649,401
Great Wall Motor Co. Ltd., Class H ............. 5,815,500 5,853,746
Gree Electric Appliances, Inc. of Zhuhai, Class A .... 380,400 2,205,472
Guangdong Dtech Technology Co. Ltd., Class A .... 37,900 2,368,595
Guangdong Fenghua Advanced Technology Holding
Co. Ltd., Class A ....................... 179,600 1,493,860
Guangdong Haid Group Co. Ltd., Class A ........ 244,727 1,683,494
Guangdong HEC Technology Holding Co. Ltd., Class
A
(a)
................................. 466,600 2,297,833
Guangdong Investment Ltd. .................. 7,112,110 8,024,201
Guangdong Songfa Ceramics Co. Ltd., Class A
(a)
... 48,500 1,402,184
Guangzhou Guanggang Gases & Energy Co. Ltd.,
Class A .............................. 165,514 828,284
Guangzhou Tinci Materials Technology Co. Ltd., Class
A .................................. 310,000 1,679,645
Guobo Electronics Co. Ltd., Class A ............ 64,500 745,728
Guolian Minsheng Securities Co. Ltd., Class A ..... 1,028,760 1,359,117
Guosen Securities Co. Ltd., Class A ............ 1,092,351 1,665,495
Guotai Haitong Securities Co. Ltd. ............. 2,328,326 6,214,723
Guotai Haitong Securities Co. Ltd., Class H
(b)
...... 5,752,480 11,139,311
Guoyuan Securities Co. Ltd., Class A ........... 916,400 1,051,125
H World Group Ltd., Class A, ADR ............. 466,639 22,081,357
Haidilao International Holding Ltd.
(b)
............ 4,170,000 6,229,309
Haier Smart Home Co. Ltd., Class A ............ 947,641 2,987,030
Haier Smart Home Co. Ltd., Class A ............ 5,827,600 15,903,754
Hainan Airlines Holding Co. Ltd., Class A
(a)
........ 6,587,300 1,272,723
Hainan Airport Infrastructure Co. Ltd., Class A ...... 1,827,800 750,521
Haisco Pharmaceutical Group Co. Ltd., Class A .... 132,900 1,322,112
Haitian International Holdings Ltd. ............. 1,542,000 3,549,731
Hangzhou Chang Chuan Technology Co. Ltd., Class A 97,900 4,059,558
Hangzhou First Applied Material Co. Ltd., Class A ... 413,306 940,327
Security Shares Value
a
China (continued)
Hangzhou Silan Microelectronics Co. Ltd., Class A .. 230,900 $ 1,171,863
Hangzhou Tigermed Consulting Co. Ltd., Class A ... 54,700 429,669
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 3,166,000 14,222,979
Haohua Chemical Science & Technology Co. Ltd.,
Class A .............................. 171,300 1,351,644
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd., Class A .......................... 366,200 1,498,268
Henan Shijia Photons Technology Co. Ltd., Class A .. 69,060 1,619,503
Henan Shuanghui Investment & Development Co. Ltd.,
Class A .............................. 466,900 1,672,117
Hengan International Group Co. Ltd.
(c)
........... 1,484,500 4,179,311
Hengli Petrochemical Co. Ltd., Class A .......... 894,191 2,571,976
Hengtong Optic-electric Co. Ltd., Class A ......... 381,400 3,819,231
Hengyi Petrochemical Co. Ltd., Class A .......... 453,800 1,318,534
Hgtech Co. Ltd., Class A .................... 160,200 2,493,818
Hithink RoyalFlush Information Network Co. Ltd., Class
A .................................. 119,000 4,055,209
Horizon Robotics, Class B
(a)(c)
................. 17,726,400 10,632,444
Hoshine Silicon Industry Co. Ltd., Class A
(a)
....... 130,400 673,830
Hua Hong Grace Semiconductor Ltd.
(a)(b)
......... 1,843,000 28,798,695
Hua Hong Grace Semiconductor Ltd., Class A
(a)
.... 67,304 2,558,732
Huadian Power International Corp. Ltd., Class A .... 1,467,800 1,002,650
Huadong Medicine Co. Ltd., Class A ............ 222,805 904,194
Huafon Chemical Co. Ltd., Class A ............. 792,400 1,399,875
Huaneng Power International, Inc., Class A ....... 1,174,300 1,167,126
Huaneng Power International, Inc., Class H
(c)
...... 10,616,000 7,477,325
Huaqin Co. Ltd., Class A .................... 184,580 2,241,705
Huatai Securities Co. Ltd., Class A ............. 1,282,109 3,703,118
Huatai Securities Co. Ltd., Class H
(b)
............ 3,252,000 7,315,337
Huaxia Bank Co. Ltd., Class A ................ 1,883,660 1,746,778
Huayu Automotive Systems Co. Ltd., Class A ...... 455,168 1,046,130
Hubei Dinglong Co. Ltd., Class A .............. 142,900 1,546,796
Hubei Feilihua Quartz Glass Co. Ltd., Class A
(a)
.... 77,700 1,103,248
Huizhou Desay Sv Automotive Co. Ltd., Class A .... 86,100 1,132,621
Hunan Yuneng New Energy Battery Material Co. Ltd.,
Class A .............................. 128,600 1,185,370
Hundsun Technologies, Inc., Class A ............ 286,944 938,478
Hwatsing Technology Co. Ltd., Class A .......... 76,695 2,972,593
Hygon Information Technology Co. Ltd., Class A .... 354,142 13,350,446
IEIT Systems Co. Ltd., Class A ................ 224,790 2,851,590
Iflytek Co. Ltd., Class A ..................... 340,619 2,040,412
Imeik Technology Development Co. Ltd., Class A ... 37,660 520,438
Industrial & Commercial Bank of China Ltd., Class A . 9,656,562 11,601,831
Industrial & Commercial Bank of China Ltd., Class H . 164,404,085 158,344,752
Industrial Bank Co. Ltd., Class A ............... 3,107,542 8,111,840
Industrial Securities Co. Ltd., Class A ........... 1,712,576 1,508,121
Ingenic Semiconductor Co. Ltd., Class A ......... 75,800 1,575,504
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A
(a)
7,048,000 2,357,498
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A . 398,200 1,744,323
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A ................... 1,275,500 908,910
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd.,
Class A .............................. 288,500 1,711,524
Inner Mongolia Yili Industrial Group Co. Ltd., Class A . 899,970 3,548,630
Inner Mongolia Yitai Coal Co. Ltd., Class B ....... 2,243,300 7,471,160
Innovent Biologics, Inc.
(a)(b)
................... 3,643,500 48,057,284
Isoftstone Information Technology Group Co. Ltd.,
Class A .............................. 160,425 900,795
J&T Global Express Ltd.
(a)
................... 5,674,200 7,022,732
JCET Group Co. Ltd., Class A ................ 276,400 3,110,122
JD Health International, Inc.
(a)(b)(c)
.............. 2,686,950 12,438,276
JD Logistics, Inc.
(a)(b)
....................... 4,318,000 6,051,287
JD.com, Inc., Class A ...................... 5,780,154 81,729,532
Jiangsu Eastern Shenghong Co. Ltd., Class A
(a)
.... 1,014,500 2,204,713

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
China (continued)
Jiangsu Etern Co. Ltd., Class A ............... 227,200 $ 1,359,647
Jiangsu Hengli Hydraulic Co. Ltd., Class A ........ 206,588 3,148,015
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A .. 956,141 6,555,496
Jiangsu Yanghe Distillery Co. Ltd., Class A ........ 208,542 1,199,283
Jiangsu Yoke Technology Co. Ltd., Class A ........ 71,500 1,515,206
Jiangsu Zhongtian Technology Co. Ltd., Class A .... 526,524 2,757,791
Jiangxi Copper Co. Ltd., Class A .............. 320,400 2,306,938
Jiangxi Copper Co. Ltd., Class H .............. 2,627,000 12,478,514
Jinduicheng Molybdenum Co. Ltd., Class A ....... 474,900 1,595,482
Jinko Solar Co. Ltd., Class A
(a)
................ 1,532,258 936,029
Jiujiang Defu Technology Co. Ltd., Class A ........ 95,100 1,381,443
JoulWatt Technology Co. Ltd., Class A
(a)
......... 63,867 1,190,507
Kanzhun Ltd., ADR ....................... 932,199 16,182,975
KE Holdings, Inc., Class A
(c)
.................. 5,086,624 29,298,507
Kingboard Holdings Ltd. .................... 1,793,000 12,356,449
Kingboard Laminates Holdings Ltd. ............. 2,975,000 17,528,274
Kingfa Sci & Tech Co. Ltd., Class A ............. 367,600 768,339
Kingnet Network Co. Ltd., Class A ............. 334,400 853,482
Kingsemi Co. Ltd., Class A .................. 29,100 1,602,661
Kingsoft Corp. Ltd.
(c)
....................... 2,371,200 7,494,010
Konfoong Materials International Co. Ltd., Class A ... 43,200 1,569,506
Kuaishou Technology, Class B
(b)
............... 7,140,400 30,388,359
Kuang-Chi Technologies Co. Ltd., Class A ........ 314,600 1,337,360
Kunlun Energy Co. Ltd. ..................... 9,404,000 9,283,516
Kunlun Tech Co. Ltd., Class A
(a)
............... 188,300 1,230,173
Kweichow Moutai Co. Ltd., Class A ............. 189,687 36,691,681
Laopu Gold Co. Ltd., Class H
(c)
................ 99,700 5,013,107
LB Group Co. Ltd., Class A .................. 293,600 708,164
Leader Harmonious Drive Systems Co. Ltd., Class A . 25,141 1,124,500
Legend Biotech Corp., Class A, ADR
(a)(c)
......... 186,106 3,867,283
Lenovo Group Ltd. ........................ 18,840,000 72,181,728
Lens Technology Co. Ltd., Class A ............. 749,900 4,339,419
Li Auto, Inc., Class A
(a)(c)
.................... 2,994,490 18,058,258
Li Ning Co. Ltd. .......................... 5,872,000 10,180,438
Lingyi iTech Guangdong Co., Class A ........... 1,123,480 2,135,501
Longfor Group Holdings Ltd.
(b)(c)
............... 5,310,000 4,246,725
LONGi Green Energy Technology Co. Ltd., Class A
(a)
. 1,110,671 1,994,076
Loongson Technology Corp. Ltd., Class A
(a)
....... 55,803 895,704
Luxshare Precision Industry Co. Ltd., Class A ...... 1,119,786 9,574,750
Luzhou Laojiao Co. Ltd., Class A .............. 218,589 2,505,677
Maxscend Microelectronics Co. Ltd., Class A
(a)
..... 80,644 946,815
Meituan, Class B
(a)(b)
....................... 12,730,900 127,363,794
Metallurgical Corp. of China Ltd., Class A
(a)
....... 2,939,590 1,119,408
Midea Group Co. Ltd., Class A ................ 644,100 8,413,128
Midea Group Co. Ltd., Class H
(c)
............... 1,273,700 16,434,795
MINISO Group Holding Ltd. .................. 1,167,880 2,741,190
MMG Ltd.
(a)
............................. 12,069,600 14,132,404
Montage Technology Co. Ltd., Class A ........... 176,380 5,365,186
Muyuan Foods Group Co. Ltd., Class A .......... 792,939 4,993,785
Nantong Jianghai Capacitor Co. Ltd., Class A ...... 133,200 1,257,015
Nanya New Material Technology Co. Ltd., Class A ... 33,345 1,576,420
NARI Technology Co. Ltd., Class A ............. 1,199,254 4,097,993
National Silicon Industry Group Co. Ltd., Class A
(a)
.. 502,130 1,843,381
NAURA Technology Group Co. Ltd., Class A ....... 110,685 11,522,584
NetEase, Inc. ........................... 4,433,750 108,048,401
New China Life Insurance Co. Ltd., Class A ....... 362,502 3,240,564
New China Life Insurance Co. Ltd., Class H ....... 2,339,800 13,805,936
New Hope Liuhe Co. Ltd., Class A
(a)
............ 520,097 549,508
New Oriental Education & Technology Group, Inc. ... 3,242,600 18,742,814
Nexchip Semiconductor Corp., Class A
(a)
......... 296,754 1,709,028
Ningbo Deye Technology Corp., Class A ......... 196,475 2,572,995
Ningbo Orient Wires & Cables Co. Ltd., Class A .... 127,660 642,586
Ningbo Tuopu Group Co. Ltd., Class A .......... 262,405 1,839,390
Ningxia Baofeng Energy Group Co. Ltd., Class A ... 1,106,400 4,069,230
Security Shares Value
a
China (continued)
NIO, Inc., Class A
(a)(c)
...................... 4,430,705 $ 18,953,888
Nongfu Spring Co. Ltd., Class H
(b)
.............. 4,518,200 24,686,231
OmniVision Integrated Circuits Group, Inc. ........ 185,770 2,299,340
Orient Overseas International Ltd. ............. 319,000 6,381,047
Orient Securities Co. Ltd., Class A ............. 1,302,034 1,779,962
PDD Holdings, Inc., ADR
(a)
.................. 1,304,661 109,591,524
People's Insurance Co. Group of China Ltd. (The),
Class A .............................. 1,301,600 1,441,549
People's Insurance Co. Group of China Ltd. (The),
Class H ............................. 21,965,000 15,978,708
Peric Special Gases Co. Ltd., Class A ........... 57,245 2,214,918
PetroChina Co. Ltd., Class A ................. 3,788,000 6,442,258
PetroChina Co. Ltd., Class H ................. 53,218,000 68,970,243
Pharmaron Beijing Co. Ltd., Class A ............ 241,100 1,553,533
PICC Property & Casualty Co. Ltd., Class H ....... 17,167,192 37,183,192
Ping An Bank Co. Ltd., Class A ................ 2,924,467 5,100,868
Ping An Insurance Group Co. of China Ltd., Class A . 1,536,084 12,747,352
Ping An Insurance Group Co. of China Ltd., Class H . 15,693,000 112,558,932
Piotech, Inc., Class A ...................... 45,009 4,531,878
Poly Developments and Holdings Group Co. Ltd., Class
A .................................. 1,710,184 1,264,526
Pop Mart International Group Ltd.
(b)(c)
............ 1,268,400 25,177,170
Postal Savings Bank of China Co. Ltd., Class A ..... 4,452,200 3,485,840
Postal Savings Bank of China Co. Ltd., Class H
(b)
... 21,237,000 14,339,295
Power Construction Corp. of China Ltd., Class A .... 2,584,900 1,772,662
Puya Semiconductor Shanghai Co. Ltd., Class A .... 21,579 1,332,989
Qinghai Salt Lake Industry Co. Ltd., Class A
(a)
...... 828,500 3,469,518
QuantumCTek Co. Ltd., Class A ............... 16,106 916,356
Range Intelligent Computing Technology Group Co.
Ltd., Class A .......................... 248,638 2,443,385
Raytron Technology Co. Ltd., Class A ........... 73,698 2,027,049
Remegen Co. Ltd., Class A
(a)
................. 59,640 1,080,432
Remegen Co. Ltd., Class H
(a)(b)
................ 467,500 4,797,684
RoboTechnik Intelligent Technology Co. Ltd., Class A
(a)
25,500 2,156,221
Rockchip Electronics Co. Ltd., Class A .......... 64,500 1,865,295
Rongsheng Petrochemical Co. Ltd., Class A ....... 1,322,558 2,921,431
SAIC Motor Corp. Ltd., Class A ............... 1,166,306 1,803,822
Sailun Group Co. Ltd., Class A ................ 490,600 1,109,346
Sanan Optoelectronics Co. Ltd., Class A
(a)
........ 768,200 1,494,876
Sangfor Technologies, Inc., Class A ............ 63,600 1,270,052
Sany Heavy Industry Co. Ltd., Class A ........... 1,206,452 3,590,658
Satellite Chemical Co. Ltd., Class A ............ 489,384 2,075,558
SDIC Capital Co. Ltd., Class A ................ 1,423,600 1,380,849
SDIC Power Holdings Co. Ltd., Class A .......... 989,900 2,018,640
SenseTime Group, Inc., Class B
(a)(b)(c)
........... 71,651,000 13,101,901
Seres Group Co. Ltd., Class A ................ 237,600 1,754,163
SF Holding Co. Ltd., Class A ................. 670,835 3,174,121
SG Micro Corp., Class A .................... 95,477 1,617,269
Shaanxi Coal Industry Co. Ltd., Class A .......... 1,454,401 5,983,925
Shandong Gold Mining Co. Ltd., Class A ......... 538,336 3,035,606
Shandong Gold Mining Co. Ltd., Class H
(b)
........ 2,323,000 8,032,721
Shandong Himile Mechanical Science & Technology
Co. Ltd., Class A ....................... 173,515 1,132,298
Shandong Hualu Hengsheng Chemical Co. Ltd., Class
A .................................. 375,164 1,197,149
Shandong Nanshan Aluminum Co. Ltd., Class A .... 1,806,200 1,301,194
Shandong Sinocera Functional Material Co. Ltd., Class
A .................................. 76,300 794,664
Shandong Sun Paper Industry JSC Ltd., Class A .... 376,000 834,045
Shanghai Allist Pharmaceuticals Co. Ltd., Class A ... 71,046 1,178,857
Shanghai Baosight Software Co. Ltd., Class A ..... 318,999 836,990
Shanghai BOCHU Electronic Technology Corp. Ltd.,
Class A .............................. 59,276 872,632
Shanghai Electric Group Co. Ltd., Class A ........ 1,963,191 1,941,245

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Shanghai Electric Power Co. Ltd., Class A ........ 419,900 $ 831,357
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class
A .................................. 243,789 811,210
Shanghai International Airport Co. Ltd., Class A ..... 138,598 481,113
Shanghai Pharmaceuticals Holding Co. Ltd., Class A . 240,100 580,645
Shanghai Pudong Development Bank Co. Ltd., Class A 4,904,995 6,687,767
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 311,366 1,088,735
Shanghai RAAS Blood Products Co. Ltd., Class A ... 765,900 555,269
Shanghai Rural Commercial Bank Co. Ltd., Class A .. 1,430,500 1,895,205
Shanghai Stonehill Technology Co. Ltd., Class A .... 843,600 809,681
Shanghai United Imaging Healthcare Co. Ltd., Class A 118,259 1,838,118
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd., Class A .......................... 232,900 1,047,646
Shanjin International Gold Co. Ltd., Class A ....... 430,000 1,682,072
Shannon Semiconductor Technology Co. Ltd., Class A 75,100 1,992,919
Shanxi Coking Coal Energy Group Co. Ltd., Class A . 875,000 967,061
Shanxi Lu'an Environmental Energy Development Co.
Ltd., Class A .......................... 447,900 1,197,575
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A 184,800 3,211,760
Sharetronic Data Technology Co. Ltd., Class A ..... 76,340 2,996,235
Shenergy Co. Ltd., Class A .................. 657,500 841,367
Shengyi Electronics Co. Ltd., Class A ........... 106,413 2,036,042
Shengyi Technology Co. Ltd., Class A ........... 370,800 8,442,505
Shennan Circuits Co. Ltd., Class A ............. 106,082 5,814,330
Shenwan Hongyuan Group Co. Ltd., Class A ...... 3,537,370 2,404,806
Shenyang Fortune Precision Equipment Co. Ltd., Class
A
(a)
................................. 43,681 1,328,517
Shenzhen Envicool Technology Co. Ltd., Class A ... 195,480 1,980,018
Shenzhen Everwin Precision Technology Co. Ltd.,
Class A .............................. 208,500 766,646
Shenzhen Fastprint Circuit Tech Co. Ltd., Class A ... 246,700 1,322,328
Shenzhen Inovance Technology Co. Ltd., Class A ... 192,997 1,775,528
Shenzhen Kaifa Technology Co. Ltd., Class A ...... 229,300 1,288,110
Shenzhen Kedali Industry Co. Ltd., Class A ....... 41,100 1,083,836
Shenzhen Kinwong Electronic Co. Ltd., Class A .... 158,600 2,271,529
Shenzhen Longsys Electronics Co. Ltd., Class A .... 66,400 3,764,009
Shenzhen Megmeet Electrical Co. Ltd., Class A .... 92,200 1,787,800
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A .............................. 175,132 4,311,371
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A .......................... 117,700 874,751
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A 155,700 740,572
Shenzhen Sunway Communication Co. Ltd., Class A . 151,400 1,381,032
Shenzhen Techwinsemi Technology Co. Ltd., Class A 33,800 2,191,793
Shenzhen Transsion Holdings Co. Ltd., Class A .... 175,523 1,493,796
Shenzhou International Group Holdings Ltd.
(c)
...... 2,070,300 9,238,305
Sichuan Biokin Pharmaceutical Co. Ltd., Class A
(a)
.. 40,646 1,615,778
Sichuan Changhong Electric Co. Ltd., Class A ..... 664,400 689,364
Sichuan Chuantou Energy Co. Ltd., Class A ....... 642,860 1,487,969
Sichuan Huafeng Technology Co. Ltd., Class A
(a)
.... 71,942 1,456,019
Sichuan Kelun Pharmaceutical Co. Ltd., Class A .... 242,478 1,466,641
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.,
Class H
(a)
............................ 151,800 9,605,510
Sichuan Road and Bridge Group Co. Ltd., Class A ... 952,580 1,284,255
Sino Biopharmaceutical Ltd. ................. 25,040,750 17,361,411
Sinoma Science & Technology Co. Ltd., Class A .... 264,300 2,096,576
Sinomine Resource Group Co. Ltd., Class A ....... 104,600 838,196
Sinopharm Group Co. Ltd., Class H ............ 3,312,800 6,527,666
Sinotruk Hong Kong Ltd. .................... 2,058,000 10,536,190
Skyverse Technology Co. Ltd., Class A
(a)
......... 54,211 2,949,780
Smoore International Holdings Ltd.
(b)(c)
........... 4,758,000 6,376,986
SooChow Securities Co. Ltd., Class A ........... 920,500 1,163,964
Spring Airlines Co. Ltd., Class A ............... 139,300 901,556
Sungrow Power Supply Co. Ltd., Class A ......... 316,880 4,309,274
Security Shares Value
a
China (continued)
Sunny Optical Technology Group Co. Ltd.
(c)
....... 1,635,600 $ 14,783,025
Sunwoda Electronic Co. Ltd., Class A ........... 281,400 728,738
SUPCON Technology Co. Ltd., Class A .......... 116,677 1,695,723
Suzhou Centec Communications Co. Ltd., Class A
(a)
. 52,934 3,066,715
Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A
(a)
............................. 280,000 8,238,900
Suzhou Everbright Photonics Co. Ltd., Class A
(a)
.... 28,283 1,237,557
Suzhou Maxwell Technologies Co. Ltd., Class A .... 40,200 1,330,673
Suzhou TFC Optical Communication Co. Ltd., Class A 168,444 6,614,638
TAL Education Group, ADR
(a)
................. 723,442 8,493,209
TBEA Co. Ltd., Class A ..................... 789,080 2,244,618
TCL Technology Group Corp., Class A ........... 3,087,930 2,337,872
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A
(a)
......................... 427,116 603,798
Tencent Holdings Ltd. ...................... 15,509,800 890,808,033
Tencent Music Entertainment Group, ADR ........ 1,459,194 12,067,534
Tianfeng Securities Co. Ltd., Class A
(a)
.......... 1,702,900 975,306
Tianqi Lithium Corp., Class A
(a)
................ 221,500 1,642,569
Tianshan Aluminum Group Co. Ltd., Class A ....... 693,800 1,364,345
Tianshui Huatian Technology Co. Ltd., Class A ..... 480,700 1,217,285
Tingyi Cayman Islands Holding Corp. ........... 4,822,000 7,835,686
Tongcheng Travel Holdings Ltd.
(b)
.............. 3,171,600 4,860,956
TongFu Microelectronics Co. Ltd., Class A ........ 230,200 2,207,591
Tongkun Group Co. Ltd. .................... 308,500 1,270,148
Tongling Nonferrous Metals Group Co. Ltd., Class A . 1,939,600 1,924,444
Tongwei Co. Ltd., Class A
(a)
.................. 667,184 1,149,820
Trip.com Group Ltd.
(a)
...................... 1,480,112 66,437,749
Tsingtao Brewery Co. Ltd., Class A ............. 137,515 1,037,691
Tsingtao Brewery Co. Ltd., Class H ............. 1,462,000 7,586,233
UBTech Robotics Corp. Ltd., Class H
(a)(c)
......... 662,750 7,141,911
Unigroup Guoxin Microelectronics Co. Ltd., Class A .. 122,939 1,167,037
Unisplendour Corp. Ltd., Class A .............. 435,816 2,521,811
United Nova Technology Co. Ltd., Class A
(a)
....... 1,186,438 1,546,148
Universal Scientific Industrial Shanghai Co. Ltd., Class
A .................................. 302,100 1,216,711
Verisilicon Microelectronics Shanghai Co. Ltd., Class
A
(a)
................................. 78,608 2,336,048
Victory Giant Technology Huizhou Co. Ltd., Class A .. 133,000 4,802,384
Vipshop Holdings Ltd., ADR .................. 690,398 9,044,214
Wanhua Chemical Group Co. Ltd., Class A ........ 452,091 5,129,474
Want Want China Holdings Ltd. ............... 11,471,000 4,500,038
Wanxiang Qianchao Co. Ltd., Class A ........... 485,400 812,639
Weichai Power Co. Ltd., Class A ............... 1,162,444 4,689,048
Weichai Power Co. Ltd., Class H .............. 4,792,800 19,360,766
Wens Foodstuff Group Co. Ltd., Class A ......... 983,570 2,089,182
Western Mining Co. Ltd., Class A .............. 366,900 2,145,527
Western Superconducting Technologies Co. Ltd., Class
A .................................. 97,807 726,121
Wintime Energy Group Co. Ltd., Class A
(a)
........ 3,375,300 788,261
Wolong Electric Group Co. Ltd., Class A ......... 229,000 1,003,215
Wuhan Guide Infrared Co. Ltd., Class A
(a)
........ 692,832 1,336,085
Wuhan Jingce Electronic Group Co. Ltd. ......... 42,200 1,362,571
Wuliangye Yibin Co. Ltd., Class A .............. 575,228 6,100,022
WUS Printed Circuit Kunshan Co. Ltd., Class A ..... 296,787 5,505,850
WuXi AppTec Co. Ltd., Class A ................ 377,729 8,701,420
WuXi AppTec Co. Ltd., Class H
(b)
.............. 1,002,370 24,139,686
Wuxi Biologics Cayman, Inc.
(a)(b)
............... 8,909,000 55,254,061
WuXi XDC Cayman, Inc.
(a)
................... 948,500 8,428,003
XCMG Construction Machinery Co. Ltd., Class A .... 1,800,869 2,113,393
Xiamen Tungsten Co. Ltd., Class A ............. 249,100 1,994,590
Xiaomi Corp., Class B
(a)(b)
................... 43,155,000 151,491,457
XPeng, Inc., Class A
(a)(c)
.................... 3,165,676 17,991,192
XtalPi Holdings Ltd.
(a)(c)
..................... 6,870,000 6,501,223
Yadea Group Holdings Ltd.
(b)
................. 2,982,000 3,560,847

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
China (continued)
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.,
Class A .............................. 50,800 $ 3,167,598
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.,
Class H
(b)
............................ 1,011,500 21,392,743
Yankuang Energy Group Co. Ltd., Class A ........ 916,030 3,223,778
Yankuang Energy Group Co. Ltd., Class H ........ 8,050,660 14,353,405
Yantai Jereh Oilfield Services Group Co. Ltd., Class A 159,198 3,081,027
Yealink Network Technology Corp. Ltd., Class A .... 182,142 1,122,091
Yonyou Network Technology Co. Ltd., Class A
(a)
.... 489,651 748,996
YTO Express Group Co. Ltd., Class A ........... 529,800 1,335,191
Yuanjie Semiconductor Technology Co. Ltd., Class A . 19,199 4,376,779
Yum China Holdings, Inc. ................... 831,160 37,196,488
Yunnan Aluminium Co. Ltd., Class A ............ 572,200 2,309,513
Yunnan Baiyao Group Co. Ltd., Class A .......... 190,582 1,430,030
Yunnan Energy New Material Group Co. Ltd., Class A
(a)
148,500 1,177,120
Yunnan Tin Co. Ltd., Class A ................. 249,300 1,338,396
Yunnan Yuntianhua Co. Ltd., Class A ........... 275,400 1,287,773
Yutong Bus Co. Ltd., Class A ................. 341,400 1,513,844
Z.AI Co. Ltd.
(a)
........................... 126,200 19,099,196
Zangge Mining Co. Ltd., Class A ............... 243,210 2,829,553
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A .............................. 87,164 1,584,552
Zhaojin Mining Industry Co. Ltd., Class H ......... 4,178,000 12,270,501
Zhejiang Century Huatong Group Co. Ltd., Class A .. 1,165,200 2,448,842
Zhejiang China Commodities City Group Co. Ltd.,
Class A .............................. 804,100 1,492,030
Zhejiang Chint Electrics Co. Ltd., Class A ......... 321,923 1,229,166
Zhejiang Dahua Technology Co. Ltd., Class A ...... 522,284 1,275,136
Zhejiang Huayou Cobalt Co. Ltd., Class A ........ 277,915 1,633,217
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A .............................. 193,284 1,240,567
Zhejiang Juhua Co. Ltd., Class A .............. 419,300 2,530,463
Zhejiang Leapmotor Technology Co. Ltd., Class H
(a)(b)(c)
1,304,100 6,096,180
Zhejiang Longsheng Group Co. Ltd., Class A ...... 478,100 905,945
Zhejiang NHU Co. Ltd., Class A ............... 458,287 1,843,189
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A 282,800 1,525,402
Zhejiang Zheneng Electric Power Co. Ltd., Class A .. 1,461,100 1,060,630
Zheshang Securities Co. Ltd., Class A ........... 1,149,700 1,606,005
Zhongji Innolight Co. Ltd., Class A ............. 170,366 21,657,861
Zhongjin Gold Corp. Ltd., Class A .............. 748,900 2,857,651
Zhongtai Securities Co. Ltd., Class A ............ 1,629,000 1,378,837
Zhuzhou CRRC Times Electric Co. Ltd., Class H .... 1,210,800 4,870,659
Zijin Mining Group Co. Ltd., Class A ............ 3,132,700 15,691,388
Zijin Mining Group Co. Ltd., Class H ............ 15,110,000 70,456,068
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A .......................... 1,088,254 1,082,746
ZTE Corp., Class A ....................... 598,900 3,045,538
ZTE Corp., Class H
(c)
...................... 1,893,600 5,732,360
ZTO Express Cayman, Inc. .................. 971,584 20,634,979
6,395,050,134
a
Colombia  — 0.1%
Grupo Cibest SA ......................... 615,344 16,222,141
Interconexion Electrica SA ESP ............... 1,130,515 10,006,947
26,229,088
a
Czech Republic  — 0.1%
CEZ A.S. .............................. 311,198 20,645,699
Komercni Banka A.S. ...................... 188,745 9,644,945
Moneta Money Bank A.S.
(b)
.................. 677,915 6,355,117
36,645,761
a
Egypt  — 0.1%
Commercial International Bank - Egypt (CIB) ...... 6,000,243 16,086,127
Eastern Co. SAE ......................... 3,326,260 2,343,043
Security Shares Value
a
Egypt (continued)
Talaat Moustafa Group ..................... 1,724,561 $ 3,288,923
21,718,093
a
Greece  — 0.6%
Allwyn AG
(c)
............................ 418,932 6,567,491
Alpha Bank SA .......................... 4,028,465 21,365,914
Eurobank SA ............................ 6,208,650 32,933,079
FF Group
(a)(d)
............................ 246,892 3
GEK TERNA SA ......................... 182,462 9,858,722
Hellenic Telecommunications Organization SA ..... 353,371 8,109,618
JUMBO SA ............................. 277,960 8,377,053
Motor Oil Hellas Corinth Refineries SA .......... 131,827 9,210,383
National Bank of Greece SA ................. 2,080,955 40,669,199
Piraeus Bank SA
(a)
........................ 2,698,239 32,103,499
Public Power Corp. SA ..................... 671,187 18,654,869
187,849,830
a
Hong Kong  — 0.1%
Zijin Gold International Co. Ltd. ............... 883,300 17,018,813
a
Hungary  — 0.3%
MOL Hungarian Oil & Gas PLC
(a)
.............. 926,298 14,889,831
OTP Bank Nyrt .......................... 547,720 78,780,025
Richter Gedeon Nyrt ....................... 336,761 14,038,022
107,707,878
a
India  — 11.4%
ABB India Ltd. ........................... 117,555 9,421,485
Adani Energy Solutions Ltd.
(a)
................ 506,050 7,523,838
Adani Enterprises Ltd. ..................... 625,858 18,767,092
Adani Ports & Special Economic Zone Ltd. ........ 1,394,592 23,306,793
Adani Power Ltd.
(a)
........................ 8,166,184 16,969,120
Aditya Birla Capital Ltd.
(a)
................... 2,012,353 8,641,006
Alkem Laboratories Ltd. .................... 109,574 6,131,518
Ambuja Cements Ltd. ...................... 1,526,003 6,420,158
APL Apollo Tubes Ltd.
(a)
.................... 457,309 10,664,105
Apollo Hospitals Enterprise Ltd. ............... 261,272 24,398,072
Ashok Leyland Ltd. ....................... 7,079,608 13,040,833
Asian Paints Ltd. ......................... 973,918 27,070,805
Astral Ltd. .............................. 4,776 76,285
AU Small Finance Bank Ltd.
(b)
................ 1,405,180 16,017,124
Aurobindo Pharma Ltd.
(a)
.................... 676,878 12,193,862
Avenue Supermarts Ltd.
(a)(b)
.................. 378,779 15,501,562
Axis Bank Ltd. ........................... 5,486,865 74,800,449
Bajaj Auto Ltd. ........................... 169,439 21,591,306
Bajaj Finance Ltd. ........................ 6,311,285 69,975,981
Bajaj Finserv Ltd. ......................... 971,170 20,588,131
Bajaj Holdings & Investment Ltd. .............. 67,380 8,232,910
Bank of Baroda .......................... 2,648,638 6,629,112
Bharat Electronics Ltd. ..................... 8,808,212 38,309,357
Bharat Forge Ltd. ......................... 608,941 13,445,859
Bharat Heavy Electricals Ltd. ................. 3,089,500 14,340,933
Bharat Petroleum Corp. Ltd. ................. 4,113,215 13,980,471
Bharti Airtel Ltd. .......................... 7,042,453 133,867,006
Billionbrains Garage Ventures Ltd.
(a)(b)
........... 3,442,196 6,924,784
Bosch Ltd. ............................. 17,655 9,274,123
Britannia Industries Ltd. .................... 275,874 15,203,444
BSE Ltd. .............................. 286,992 9,875,671
Canara Bank ............................ 4,696,547 6,247,845
CG Power & Industrial Solutions Ltd. ............ 1,628,903 15,657,836
Cholamandalam Investment and Finance Co. Ltd. ... 1,077,044 20,979,327
Cipla Ltd. .............................. 1,294,363 19,136,819
Coal India Ltd. ........................... 4,044,892 17,060,598
Colgate-Palmolive India Ltd. ................. 311,787 6,211,441
Coromandel International Ltd. ................ 300,618 6,015,560

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Cummins India Ltd. ....................... 342,051 $ 18,318,862
Dabur India Ltd. .......................... 1,125,202 4,499,771
Divi's Laboratories Ltd. ..................... 305,318 30,335,857
Dixon Technologies India Ltd. ................ 93,053 14,486,305
DLF Ltd. ............................... 1,596,684 11,568,571
Dr Reddy's Laboratories Ltd. ................. 1,277,968 15,566,995
Eicher Motors Ltd. ........................ 347,241 28,995,189
Eternal Ltd.
(a)
............................ 11,898,246 40,934,760
Federal Bank Ltd. ........................ 4,705,413 17,602,943
Fortis Healthcare Ltd. ...................... 1,251,073 11,915,627
FSN E-Commerce Ventures Ltd.
(a)
............. 3,134,169 11,484,407
GAIL India Ltd. .......................... 5,836,680 10,869,142
GE Vernova T&D India Ltd. .................. 330,204 15,407,080
GMR Airports Ltd.
(a)
....................... 6,710,121 6,590,879
Godrej Consumer Products Ltd. ............... 981,077 9,278,623
Godrej Properties Ltd. ..................... 356,855 7,537,893
Grasim Industries Ltd. ...................... 693,660 24,531,631
Havells India Ltd. ......................... 520,956 6,801,862
HCL Technologies Ltd. ..................... 2,237,000 30,758,353
HDFC Asset Management Co. Ltd.
(b)
............ 507,066 13,940,044
HDFC Bank Ltd. ......................... 28,795,327 213,920,421
HDFC Life Insurance Co. Ltd.
(b)
............... 2,475,641 14,111,654
Hero MotoCorp Ltd. ....................... 303,484 17,348,502
Hindalco Industries Ltd. .................... 3,280,466 34,969,188
Hindustan Aeronautics Ltd. .................. 421,864 21,265,114
Hindustan Petroleum Corp. Ltd. ............... 2,417,279 9,271,432
Hindustan Unilever Ltd. ..................... 1,784,873 36,848,308
Hitachi Energy India Ltd. .................... 31,738 11,246,916
ICICI Bank Ltd. .......................... 13,191,153 200,935,911
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 627,686 10,321,877
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 908,557 4,929,217
IDFC First Bank Ltd. ....................... 11,050,444 9,966,715
Indian Bank ............................ 704,598 6,638,171
Indian Hotels Co. Ltd. (The), Class A ............ 2,154,518 16,688,903
Indian Oil Corp. Ltd. ....................... 7,115,934 10,388,074
Indus Towers Ltd. ......................... 3,216,774 13,124,378
IndusInd Bank Ltd. ........................ 1,463,175 15,598,989
Info Edge India Ltd. ....................... 889,661 12,252,571
Infosys Ltd. ............................. 7,700,550 91,694,905
InterGlobe Aviation Ltd.
(a)(b)
.................. 480,875 26,373,368
ITC Ltd. ............................... 7,674,059 20,577,156
Jindal Stainless Ltd. ....................... 814,763 6,002,825
Jindal Steel Ltd. .......................... 908,865 11,374,715
Jio Financial Services Ltd. ................... 6,892,693 17,453,638
JSW Energy Ltd. ......................... 1,045,541 5,707,082
JSW Steel Ltd. .......................... 1,553,727 21,305,086
Kotak Mahindra Bank Ltd. ................... 13,838,882 60,858,187
L&T Finance Ltd. ......................... 2,090,042 7,035,315
Larsen & Toubro Ltd. ...................... 1,713,656 72,649,487
Laurus Labs Ltd.
(b)
........................ 884,628 17,778,721
Lenskart Solutions Ltd.
(a)
.................... 1,495,914 10,398,446
Lodha Developers Ltd.
(b)
.................... 704,195 8,856,572
LTM Ltd.
(b)
............................. 167,715 7,983,069
Lupin Ltd. .............................. 596,704 13,708,658
Mahindra & Mahindra Ltd. ................... 2,205,164 75,974,050
Mankind Pharma Ltd.
(a)
..................... 274,755 6,974,090
Marico Ltd. ............................. 1,333,991 11,479,949
Maruti Suzuki India Ltd. .................... 300,037 42,690,521
Max Healthcare Institute Ltd. ................. 1,809,872 19,795,900
Mphasis Ltd. ............................ 317,139 8,071,811
MRF Ltd. .............................. 5,902 8,282,696
Multi Commodity Exchange of India Ltd. ......... 12,290 438,456
Muthoot Finance Ltd. ...................... 290,980 9,087,887
National Aluminium Co. Ltd. .................. 2,157,529 8,642,875
Security Shares Value
a
India (continued)
Nestle India Ltd. ......................... 1,492,601 $ 23,446,851
NHPC Ltd. ............................. 7,856,399 6,324,545
NMDC Ltd. ............................. 8,007,767 7,408,112
NTPC Ltd. ............................. 11,061,112 38,004,577
Oberoi Realty Ltd. ........................ 316,461 6,200,264
Oil & Natural Gas Corp. Ltd. ................. 6,634,278 16,148,637
Oil India Ltd. ............................ 1,126,419 5,716,883
One 97 Communications Ltd.
(a)
................ 980,405 17,654,009
Oracle Financial Services Software Ltd. .......... 57,954 7,624,915
Page Industries Ltd. ....................... 15,531 5,835,795
PB Fintech Ltd.
(a)
......................... 892,888 17,571,396
Persistent Systems Ltd. .................... 263,656 15,456,735
Petronet LNG Ltd. ........................ 1,949,709 6,144,371
Phoenix Mills Ltd. (The) .................... 491,816 9,802,421
PI Industries Ltd. ......................... 186,372 4,637,059
Pidilite Industries Ltd. ...................... 709,702 12,571,689
Polycab India Ltd. ........................ 135,043 13,383,572
Power Finance Corp. Ltd. ................... 3,406,167 12,012,882
Power Grid Corp. of India Ltd. ................ 10,722,708 29,674,163
Prestige Estates Projects Ltd. ................ 437,110 7,485,209
Punjab National Bank ...................... 5,946,944 7,122,204
REC Ltd. .............................. 3,037,439 10,300,146
Reliance Industries Ltd. .................... 14,574,473 195,298,999
Samvardhana Motherson International Ltd. ....... 10,697,267 19,143,950
SBI Cards & Payment Services Ltd. ............ 6,505 44,000
SBI Life Insurance Co. Ltd.
(b)
................. 1,154,750 21,091,370
Shree Cement Ltd. ........................ 22,444 5,463,517
Shriram Finance Ltd. ...................... 3,577,046 41,626,645
Siemens Energy India Ltd. ................... 220,828 7,481,028
Siemens Ltd. ............................ 205,583 8,688,128
Solar Industries India Ltd. ................... 58,057 12,256,076
SRF Ltd. .............................. 348,735 9,367,561
State Bank of India ........................ 4,682,423 52,053,151
Sun Pharmaceutical Industries Ltd. ............. 2,299,936 47,892,493
Sundaram Finance Ltd. ..................... 166,452 7,933,924
Supreme Industries Ltd. .................... 163,773 6,116,269
Suzlon Energy Ltd.
(a)
...................... 26,407,263 13,160,952
Swiggy Ltd.
(a)
........................... 3,531,657 10,438,496
Tata Communications Ltd. ................... 285,388 5,160,301
Tata Consultancy Services Ltd. ............... 2,064,275 51,928,163
Tata Consumer Products Ltd. ................. 1,389,230 15,124,155
Tata Motors Ltd. .......................... 4,668,911 23,053,287
Tata Motors Passenger Vehicles Ltd. ............ 4,679,751 15,167,166
Tata Power Co. Ltd. (The) ................... 3,945,521 14,366,025
Tata Steel Ltd. ........................... 18,986,042 36,695,643
Tech Mahindra Ltd. ....................... 1,369,640 23,379,100
Titan Co. Ltd. ........................... 898,912 48,094,716
Torrent Pharmaceuticals Ltd. ................. 364,820 19,419,091
Torrent Power Ltd. ........................ 442,206 5,638,124
Trent Ltd. .............................. 681,220 20,577,176
Tube Investments of India Ltd. ................ 263,424 7,682,052
TVS Motor Co. Ltd. ....................... 600,549 27,339,850
UltraTech Cement Ltd. ..................... 262,329 31,505,270
Union Bank of India Ltd. .................... 3,932,629 7,779,071
United Spirits Ltd. ........................ 739,040 11,561,053
UPL Ltd. ............................... 1,309,188 7,723,254
Varun Beverages Ltd. ...................... 3,262,334 13,702,955
Vedanta Aluminium Metal Ltd. ................ 3,471,610 15,871,520
Vedanta Ltd. ............................ 3,492,812 10,202,372
Vishal Mega Mart Ltd.
(a)
..................... 6,148,446 7,130,486
Vodafone Idea Ltd.
(a)
....................... 65,759,206 9,881,548
Voltas Ltd. ............................. 510,949 6,403,918
WAAREE Energies Ltd. .................... 223,665 6,113,205
Wipro Ltd. .............................. 5,994,440 11,601,805

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
India (continued)
Yes Bank Ltd.
(a)
.......................... 38,326,910 $ 9,177,302
Zydus Lifesciences Ltd. .................... 497,439 6,063,685
3,553,864,508
a
Indonesia  — 0.5%
Astra International Tbk PT ................... 41,447,600 11,221,323
Bank Central Asia Tbk PT ................... 123,928,700 45,239,811
Bank Mandiri Persero Tbk PT ................ 92,642,200 22,106,126
Bank Negara Indonesia Persero Tbk PT ......... 33,644,352 7,323,630
Bank Rakyat Indonesia Persero Tbk PT .......... 153,328,608 28,123,362
Barito Pacific Tbk PT ...................... 47,191,187 4,745,548
Bumi Resources Minerals Tbk PT
(a)
............. 142,808,900 6,037,201
GoTo Gojek Tokopedia Tbk PT, Class A
(a)(d)
........ 781,094,366 1,069,974
Telkom Indonesia Persero Tbk PT ............. 112,243,800 16,424,374
United Tractors Tbk PT ..................... 3,311,953 4,524,373
146,815,722
a
Kuwait  — 0.5%
Boubyan Bank KSCP ...................... 4,116,392 8,843,015
Gulf Bank KSCP ......................... 5,349,313 6,144,754
Kuwait Finance House KSCP ................. 29,161,816 72,650,000
Mabanee Co. KPSC ....................... 1,838,239 5,811,835
Mobile Telecommunications Co. KSCP .......... 4,663,127 9,126,409
National Bank of Kuwait SAKP ................ 21,649,370 61,209,681
Warba Bank KSCP ........................ 5,943,479 5,326,050
169,111,744
a
Malaysia  — 0.9%
AMMB Holdings Bhd
(c)
..................... 6,312,875 10,808,856
CELCOMDIGI Bhd
(c)
....................... 8,812,900 6,166,581
CIMB Group Holdings Bhd .................. 19,756,600 39,016,890
Gamuda Bhd
(c)
.......................... 12,291,500 13,752,947
Hong Leong Bank Bhd ..................... 1,611,700 9,399,968
IHH Healthcare Bhd
(c)
...................... 4,491,400 9,194,752
IOI Corp. Bhd ........................... 6,477,820 7,527,897
Kuala Lumpur Kepong Bhd .................. 1,286,100 7,019,857
Malayan Banking Bhd ...................... 12,462,400 33,024,974
Maxis Bhd
(c)
............................ 6,041,000 5,593,159
MISC Bhd .............................. 3,360,300 6,610,426
Petronas Chemicals Group Bhd
(c)
.............. 6,126,200 6,480,969
Petronas Gas Bhd ........................ 1,976,400 8,659,636
Press Metal Aluminium Holdings Bhd
(c)
.......... 9,320,700 18,514,327
Public Bank Bhd ......................... 34,719,050 42,646,932
RHB Bank Bhd
(c)
......................... 4,688,325 10,100,069
SD Guthrie Bhd
(c)
......................... 5,376,573 8,493,543
Sunway Bhd ............................ 6,314,700 8,049,520
Telekom Malaysia Bhd
(c)
.................... 3,148,300 6,030,936
Tenaga Nasional Bhd
(c)
..................... 5,993,050 21,081,410
YTL Power International Bhd ................. 7,513,100 10,702,017
288,875,666
a
Mexico  — 1.7%
America Movil SAB de CV, Series B ............ 38,016,649 43,862,482
Arca Continental SAB de CV ................. 1,269,295 14,546,919
Cemex SAB de CV, CPO, NVS ............... 38,240,535 41,218,407
Coca-Cola Femsa SAB de CV ................ 1,317,826 14,649,532
Fibra Uno Administracion SA de CV ............ 6,913,985 11,923,013
Fomento Economico Mexicano SAB de CV ....... 4,244,955 51,237,318
Gruma SAB de CV, Class B .................. 362,919 5,278,585
Grupo Aeroportuario del Centro Norte SAB de CV,
Class B .............................. 687,073 8,511,379
Grupo Aeroportuario del Pacifico SAB de CV, Class B
(a)
956,174 19,702,424
Grupo Aeroportuario del Sureste SAB de CV, Class B 433,326 11,116,878
Grupo Bimbo SAB de CV, Series A ............. 3,225,524 11,229,066
Grupo Carso SAB de CV, Series A1 ............ 1,421,865 11,681,806
Security Shares Value
a
Mexico (continued)
Grupo Financiero Banorte SAB de CV, Class O .... 6,024,350 $ 68,216,975
Grupo Financiero Inbursa SAB de CV, Series O
(c)
... 4,060,168 10,558,642
Grupo Mexico SAB de CV, Series B ............ 7,388,665 101,558,850
Industrias Penoles SAB de CV ................ 479,438 25,495,632
Kimberly-Clark de Mexico SAB de CV, Class A ..... 3,704,377 8,700,566
Prologis Property Mexico SA de CV ............ 2,705,315 12,270,370
Promotora y Operadora de Infraestructura SAB de CV 477,362 7,359,370
Sigma Foods SAB de CV ................... 8,907,758 9,779,617
Wal-Mart de Mexico SAB de CV ............... 12,355,402 34,217,073
523,114,904
a
Netherlands  — 0.0%
X5 Retail Group N.V., GDR
(a)(d)(e)
............... 424,766 49
a
Peru  — 0.4%
Cia de Minas Buenaventura SAA, ADR .......... 417,394 14,316,614
Credicorp Ltd. ........................... 170,603 62,505,527
Southern Copper Corp. ..................... 235,573 49,204,133
126,026,274
a
Philippines  — 0.3%
Ayala Corp. ............................. 589,546 4,684,855
Bank of the Philippine Islands ................ 4,601,048 7,381,476
BDO Unibank, Inc. ........................ 6,125,952 11,386,580
International Container Terminal Services, Inc. ..... 2,432,340 34,494,801
Manila Electric Co. ........................ 457,140 3,381,131
Metropolitan Bank & Trust Co. ................ 4,680,855 5,007,610
PLDT, Inc. ............................. 196,688 3,561,103
SM Investments Corp. ..................... 573,112 5,103,039
SM Prime Holdings, Inc. .................... 23,797,425 6,815,540
81,816,135
a
Poland  — 1.2%
Allegro.eu SA
(a)(b)
......................... 2,378,506 29,051,583
Asseco Poland SA ........................ 135,555 8,714,215
Bank Millennium SA
(a)
...................... 1,507,733 8,188,770
Bank Polska Kasa Opieki SA ................. 451,455 31,419,339
Budimex SA
(c)
........................... 31,606 6,029,369
CD Projekt Red SA
(a)
...................... 164,579 10,336,557
Dino Polska SA
(a)(b)
........................ 1,230,529 11,874,756
Erste Bank Polska SA ...................... 102,205 19,752,594
KGHM Polska Miedz SA .................... 352,707 33,848,852
LPP SA ............................... 2,780 15,537,858
mBank SA
(a)
............................ 34,167 12,499,554
ORLEN SA ............................. 1,469,542 60,763,368
PGE Polska Grupa Energetyczna SA
(a)
.......... 2,271,434 6,740,885
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,217,005 67,790,376
Powszechny Zaklad Ubezpieczen SA ........... 1,441,219 28,668,860
Zabka Group SA ......................... 981,511 8,315,527
359,532,463
a
Qatar  — 0.4%
Al Rayan Bank .......................... 15,132,119 7,889,783
Commercial Bank PSQC (The) ................ 8,161,394 9,401,672
Dukhan Bank ........................... 4,851,640 4,291,365
Industries Qatar QSC ...................... 3,708,748 10,164,020
Mesaieed Petrochemical Holding Co. ........... 14,505,761 4,329,445
Nebras Energy .......................... 1,064,689 3,975,150
Ooredoo QPSC .......................... 2,162,822 7,505,920
Qatar Gas Transport Co. Ltd. ................. 6,764,286 8,032,745
Qatar International Islamic Bank QSC ........... 2,430,361 7,324,864
Qatar Islamic Bank QPSC ................... 4,367,298 25,986,124
Qatar National Bank QPSC .................. 11,124,824 50,950,559
139,851,647
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Russia  — 0.0%
Alrosa PJSC
(a)(d)
.......................... 9,805,890 $ 1,136
Mobile TeleSystems PJSC
(a)(d)
................ 3,162,662 367
Moscow Exchange MICEX-RTS PJSC
(a)(d)
........ 5,279,850 612
Ozon Holdings PLC, ADR
(a)(d)
................. 197,078 23
PhosAgro PJSC, GDR
(a)(d)
................... 3,367 34
PhosAgro PJSC, GDR
(a)(d)(e)
.................. 2 —
Polyus PJSC
(a)(d)
......................... 1,264,900 15
Rosneft Oil Co. PJSC
(a)(d)
.................... 4,281,715 496
Sberbank of Russia PJSC
(a)(d)
................. 39,606,181 4,589
Severstal PAO
(a)(d)
........................ 805,849 93
T-Tekhnologii MKPAO, GDR
(a)(d)(e)
.............. 445,207 52
United Co. RUSAL International PJSC
(a)(d)
........ 11,428,270 1,324
VK IPJSC, GDR
(a)(d)
....................... 404,870 47
VTB Bank PJSC
(a)(d)
....................... 2,356,794 —
8,788
a
Saudi Arabia  — 2.4%
ACWA Power Co. ........................ 584,313 29,794,996
Ades Holding Co. ......................... 836,409 4,087,814
Al Rajhi Bank ........................... 7,428,877 132,389,638
Alinma Bank ............................ 3,740,544 25,444,424
Almarai Co. JSC ......................... 1,143,549 14,924,067
Arab National Bank ....................... 2,264,672 13,462,813
Bank AlBilad ............................ 1,873,488 12,985,335
Banque Saudi Fransi ...................... 3,076,949 17,776,419
Bupa Arabia for Cooperative Insurance Co. ....... 200,624 8,269,294
Co. for Cooperative Insurance (The) ............ 182,225 6,592,461
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,306,047 7,249,246
Dr Sulaiman Al Habib Medical Services Group Co. .. 217,687 13,503,250
Elm Co. ............................... 60,708 10,291,547
Etihad Etisalat Co. ........................ 945,698 16,777,653
Jabal Omar Development Co.
(a)
............... 1,437,303 7,003,395
Jarir Marketing Co. ........................ 1,466,235 6,742,359
Makkah Construction & Development Co. ........ 243,473 5,379,024
Riyad Bank ............................. 4,928,900 27,311,251
SABIC Agri-Nutrients Co. ................... 589,687 20,514,379
Saudi Arabian Mining Co.
(a)
.................. 2,944,597 52,095,462
Saudi Arabian Oil Co.
(b)
..................... 15,298,451 105,553,476
Saudi Awwal Bank ........................ 2,517,420 22,821,441
Saudi Basic Industries Corp. ................. 2,265,704 29,834,445
Saudi Energy Co. ........................ 2,066,328 9,547,622
Saudi Investment Bank (The) ................. 1,564,789 6,050,339
Saudi National Bank (The) ................... 7,441,647 85,216,850
Saudi Telecom Co. ........................ 5,082,440 60,535,534
Yanbu National Petrochemical Co. ............. 683,283 6,164,298
758,318,832
a
South Africa  — 3.2%
Absa Group Ltd. ......................... 2,156,091 30,621,401
Anglogold Ashanti PLC ..................... 1,275,849 143,311,273
Bid Corp. Ltd. ........................... 837,297 23,399,341
Bidvest Group Ltd. ........................ 808,258 11,734,579
Capitec Ltd. ............................ 220,468 63,707,265
Clicks Group Ltd. ......................... 577,091 7,113,409
Discovery Ltd. ........................... 1,396,694 22,400,010
FirstRand Ltd. ........................... 12,819,631 75,884,566
Gold Fields Ltd. .......................... 2,256,645 104,809,480
Harmony Gold Mining Co. Ltd. ................ 1,441,238 28,262,423
Impala Platinum Holdings Ltd. ................ 2,290,786 32,049,620
MTN Group Ltd. .......................... 4,409,177 51,711,679
Naspers Ltd., Class N ...................... 1,888,121 92,466,944
Nedbank Group Ltd. ....................... 1,094,045 20,008,209
NEPI Rockcastle N.V.
(a)
..................... 1,530,811 14,449,962
Northam Platinum Holdings Ltd. ............... 909,765 16,517,062
OUTsurance Group Ltd. .................... 2,104,509 11,428,351
Security Shares Value
a
South Africa (continued)
Pepkor Holdings Ltd.
(b)
..................... 8,790,963 $ 10,745,611
Reinet Investments SCA .................... 350,847 9,481,121
Remgro Ltd. ............................ 1,255,414 15,130,842
Sanlam Ltd. ............................ 4,491,657 24,171,202
Sasol Ltd.
(a)
............................. 1,474,527 17,902,978
Shoprite Holdings Ltd. ..................... 1,198,616 22,906,136
Sibanye Stillwater Ltd.
(c)
.................... 7,162,591 21,206,322
Standard Bank Group Ltd. ................... 3,348,216 65,964,299
Valterra Platinum Ltd. ...................... 669,929 57,247,943
Vodacom Group Ltd. ...................... 1,552,855 14,409,260
1,009,041,288
a
South Korea  — 19.7%
Alteogen, Inc.
(a)
.......................... 131,856 29,664,115
Amorepacific Corp. ....................... 72,203 7,757,015
APR Corp.
(c)
............................ 61,942 20,975,516
Celltrion, Inc.
(a)
.......................... 381,534 52,715,925
DB Insurance Co. Ltd. ..................... 108,192 14,275,089
Doosan Co. Ltd. ......................... 18,557 16,983,105
Doosan Enerbility Co. Ltd.
(a)(c)
................. 1,133,278 67,887,824
Ecopro BM Co. Ltd.
(c)
...................... 134,996 11,869,206
Ecopro Co. Ltd.
(c)
......................... 256,774 17,049,923
Hana Financial Group, Inc. .................. 680,218 67,582,783
Hankook Tire & Technology Co. Ltd. ............ 173,017 8,398,960
Hanmi Semiconductor Co. Ltd. ................ 103,172 16,462,981
Hanwha Aerospace Co. Ltd. ................. 84,569 67,899,115
Hanwha Ocean Co. Ltd.
(a)
................... 329,381 21,089,820
Hanwha Systems Co. Ltd. ................... 192,232 10,226,593
HD Hyundai Co. Ltd. ...................... 106,515 16,970,381
HD Hyundai Electric Co. Ltd. ................. 59,495 33,750,672
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 79,581 26,043,446
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 107,173 27,192,782
HLB Co. Ltd.
(a)
........................... 53,096 1,382,563
HMM Co. Ltd. ........................... 571,682 8,940,635
HYBE Co. Ltd.
(a)(c)
........................ 59,706 7,809,896
Hyosung Heavy Industries Corp. .............. 12,997 27,935,982
Hyundai Engineering & Construction Co. Ltd. ...... 183,919 16,480,746
Hyundai Glovis Co. Ltd. .................... 95,205 14,371,335
Hyundai Mobis Co. Ltd. ..................... 149,183 49,241,455
Hyundai Motor Co. ........................ 336,720 99,093,114
Hyundai Rotem Co. Ltd. .................... 179,859 17,833,098
Industrial Bank of Korea .................... 576,074 8,702,336
Kakao Corp. ............................ 777,476 20,712,852
KakaoBank Corp. ........................ 414,481 6,604,794
KB Financial Group, Inc. .................... 848,833 106,480,858
Kia Corp. .............................. 591,798 56,450,669
Korea Aerospace Industries Ltd.
(c)
.............. 155,218 14,827,184
Korea Electric Power Corp. .................. 606,577 14,143,088
Korea Investment Holdings Co. Ltd. ............ 106,425 14,865,811
Korean Air Lines Co. Ltd. ................... 451,685 9,226,881
Krafton, Inc.
(a)
........................... 69,143 11,443,512
KT&G Corp. ............................ 226,691 29,475,166
LG Chem Ltd. ........................... 115,599 23,570,776
LG Corp. .............................. 212,520 18,461,761
LG Display Co. Ltd.
(a)
...................... 89,520 617,657
LG Electronics, Inc. ....................... 267,668 42,041,319
LG Energy Solution Ltd.
(a)(c)
.................. 117,591 32,399,701
LG Innotek Co. Ltd. ....................... 34,001 15,818,780
LG Uplus Corp. .......................... 283,814 3,102,636
LIG Defense&Aerospace Co. Ltd. .............. 32,731 16,559,391
LS Electric Co. Ltd. ....................... 190,196 28,622,357
Meritz Financial Group, Inc.
(a)
................. 169,053 15,069,130
Mirae Asset Securities Co. Ltd.
(c)
.............. 498,990 12,556,188
NAVER Corp. ........................... 356,409 56,336,121
NH Investment & Securities Co. Ltd.
(c)
........... 354,511 6,846,692

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
South Korea (continued)
POSCO Future M Co. Ltd. ................... 83,796 $ 12,209,890
POSCO Holdings, Inc. ..................... 179,529 44,261,540
Samsung Biologics Co. Ltd.
(a)(b)
............... 29,024 32,177,399
Samsung C&T Corp. ...................... 205,131 55,814,974
Samsung Electro-Mechanics Co. Ltd. ........... 141,602 149,336,905
Samsung Electronics Co. Ltd. ................ 11,813,659 2,230,216,487
Samsung Episholdings Co. Ltd.
(a)
.............. 2,286 645,725
Samsung Fire & Marine Insurance Co. Ltd. ....... 73,103 35,384,486
Samsung Heavy Industries Co. Ltd.
(a)
........... 1,673,703 25,432,990
Samsung Life Insurance Co. Ltd. .............. 202,241 44,952,628
Samsung SDI Co. Ltd.
(a)
.................... 152,715 64,094,460
Samsung SDS Co. Ltd. ..................... 97,886 17,096,723
Samyang Foods Co. Ltd. .................... 10,497 11,749,634
Shinhan Financial Group Co. Ltd. .............. 1,047,279 83,383,704
SK hynix, Inc. ........................... 1,395,388 1,688,820,747
SK Innovation Co. Ltd.
(a)
.................... 161,878 14,794,040
SK Square Co. Ltd.
(a)
...................... 233,488 174,565,717
SK Telecom Co. Ltd. ....................... 266,061 18,217,370
SK, Inc. ............................... 91,741 36,184,025
S-Oil Corp. ............................. 108,276 11,854,448
Woori Financial Group, Inc. .................. 1,635,677 40,090,384
Yuhan Corp. ............................ 130,143 7,961,713
6,142,065,724
a
Taiwan  — 27.5%
Accton Technology Corp. ................... 1,278,000 81,820,924
Advantech Co. Ltd. ....................... 1,202,213 25,622,117
Airtac International Group ................... 348,526 15,653,526
Alchip Technologies Ltd. .................... 198,000 25,421,447
ASE Technology Holding Co. Ltd.
(c)
............. 8,444,110 155,546,780
Asia Vital Components Co. Ltd. ............... 819,000 88,399,036
ASPEED Technology, Inc.
(c)
.................. 84,300 42,655,364
Asustek Computer, Inc.
(c)
.................... 1,687,968 53,137,596
Bizlink Holding, Inc.
(c)
...................... 444,000 30,334,616
Cathay Financial Holding Co. Ltd. .............. 24,069,000 83,889,010
Chailease Holding Co. Ltd. .................. 3,886,884 14,327,806
Chang Hwa Commercial Bank Ltd. ............. 18,232,174 14,454,449
China Steel Corp.
(c)
....................... 28,999,313 17,321,467
Chroma ATE, Inc. ......................... 913,000 56,434,113
Chunghwa Telecom Co. Ltd. ................. 9,502,410 40,736,557
CTBC Financial Holding Co. Ltd. .............. 42,160,772 86,007,367
Delta Electronics, Inc. ...................... 4,925,000 285,722,672
E Ink Holdings, Inc.
(c)
...................... 2,032,000 10,020,279
E.Sun Financial Holding Co. Ltd.
(c)
............. 35,900,845 44,991,304
Elite Material Co. Ltd. ...................... 725,000 125,251,277
Eva Airways Corp. ........................ 6,618,000 8,760,337
Evergreen Marine Corp. Taiwan Ltd. ............ 2,705,324 19,919,323
Far EasTone Telecommunications Co. Ltd.
(c)
....... 4,410,000 14,039,233
First Financial Holding Co. Ltd.
(c)
.............. 27,780,666 30,913,681
Formosa Chemicals & Fibre Corp. ............. 8,548,090 18,415,322
Formosa Plastics Corp.
(c)
.................... 9,654,280 20,163,721
Fortune Electric Co. Ltd.
(c)
................... 390,809 8,972,681
Fubon Financial Holding Co. Ltd. .............. 21,258,496 96,511,626
Gigabyte Technology Co. Ltd.
(c)
............... 1,360,000 15,353,005
Global Unichip Corp. ...................... 220,000 42,260,393
Globalwafers Co. Ltd.
(c)
..................... 666,000 19,153,355
Gold Circuit Electronics Ltd. .................. 845,000 31,000,947
Hon Hai Precision Industry Co. Ltd. ............. 30,940,873 243,714,727
Hon Precision, Inc. ........................ 205,000 37,861,172
Hotai Motor Co. Ltd.
(c)
...................... 684,380 11,068,259
Hua Nan Financial Holdings Co. Ltd.
(c)
........... 23,018,731 30,014,008
Innolux Corp.
(c)
.......................... 18,711,809 29,416,031
Inventec Corp. ........................... 6,377,281 13,409,217
Jentech Precision Industrial Co. Ltd. ............ 223,000 42,078,397
KGI Financial Holding Co. Ltd. ................ 38,740,730 41,355,978
Security Shares Value
a
Taiwan (continued)
King Slide Works Co. Ltd.
(c)
.................. 144,000 $ 64,315,781
King Yuan Electronics Co. Ltd. ................ 2,926,000 23,680,298
Largan Precision Co. Ltd. ................... 232,000 55,860,434
Lite-On Technology Corp. ................... 4,976,246 47,802,059
Lotes Co. Ltd.
(c)
.......................... 212,000 11,280,252
MediaTek, Inc. ........................... 3,646,338 451,139,479
Mega Financial Holding Co. Ltd.
(c)
.............. 28,892,623 44,227,998
MPI Corp. .............................. 216,000 34,895,019
Nan Ya Plastics Corp. ...................... 12,026,160 91,872,828
Nanya Technology Corp. .................... 3,251,000 55,611,460
Novatek Microelectronics Corp. ............... 1,405,000 23,921,173
Pegatron Corp. .......................... 5,044,414 14,480,092
PharmaEssentia Corp. ..................... 852,609 37,474,994
Phison Electronics Corp. .................... 453,000 30,907,133
President Chain Store Corp.
(c)
................ 1,266,000 8,639,722
Quanta Computer, Inc.
(c)
.................... 6,833,000 72,931,339
Realtek Semiconductor Corp.
(c)
............... 1,232,637 28,032,661
Shanghai Commercial & Savings Bank Ltd. (The)
(c)
.. 9,712,471 13,136,375
SinoPac Financial Holdings Co. Ltd. ............ 30,936,966 40,096,875
Taiwan Business Bank ..................... 1,219,083 651,307
Taiwan Cooperative Financial Holding Co. Ltd. ..... 28,681,244 23,101,447
Taiwan Mobile Co. Ltd. ..................... 4,283,600 15,661,595
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 62,299,000 4,681,882,912
TS Financial Holding Co. Ltd.
(c)
................ 56,060,297 68,128,695
Unimicron Technology Corp.
(c)
................ 3,407,123 107,219,518
Uni-President Enterprises Corp. ............... 11,946,839 28,693,331
United Microelectronics Corp. ................ 28,594,000 116,321,720
Vanguard International Semiconductor Corp. ...... 3,066,157 14,632,907
Wan Hai Lines Ltd. ........................ 1,742,090 6,261,974
Winbond Electronics Corp. .................. 7,885,000 45,350,532
Wistron Corp. ........................... 7,629,000 42,805,341
Wiwynn Corp.
(c)
.......................... 258,000 57,651,717
Yageo Corp. ............................ 3,929,720 67,470,219
Yuanta Financial Holding Co. Ltd.
(c)
............. 27,127,256 55,924,960
Zhen Ding Technology Holding Ltd. ............. 1,946,075 30,626,786
8,584,820,053
a
Thailand  — 0.9%
Advanced Info Service PCL, NVDR ............. 2,472,100 26,439,258
Airports of Thailand PCL, NVDR ............... 9,874,900 18,880,139
Bangkok Dusit Medical Services PCL, NVDR
(c)
..... 26,357,400 15,567,042
Bumrungrad Hospital PCL, NVDR ............. 1,481,100 8,546,777
Central Pattana PCL, NVDR
(c)
................ 4,849,700 9,828,136
Charoen Pokphand Foods PCL, NVDR
(c)
......... 8,358,100 5,940,787
CP ALL PCL, NVDR
(c)
...................... 12,734,200 17,736,497
Delta Electronics Thailand PCL, NVDR
(c)
......... 7,905,200 59,157,446
Gulf Development PCL, Class R, NVDR
(c)
........ 9,475,864 18,068,384
Kasikornbank PCL, NVDR ................... 1,525,100 11,402,314
Krung Thai Bank PCL, NVDR ................ 8,830,500 11,507,652
Minor International PCL, NVDR
(c)
.............. 6,953,920 4,642,116
PTT Exploration & Production PCL, NVDR ........ 3,130,739 14,022,143
PTT PCL, NVDR ......................... 24,969,800 30,671,458
SCB X PCL, NVDR ....................... 2,061,800 9,382,964
Siam Cement PCL (The), NVDR ............... 1,821,900 14,317,560
TMBThanachart Bank PCL, NVDR ............. 63,879,800 5,736,050
True Corp. PCL, NVDR ..................... 27,091,620 10,686,157
292,532,880
a
Turkey  — 0.4%
Akbank TAS
(c)
........................... 7,795,918 11,583,316
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,903,094 23,234,978
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(a)
..................... 1,070,738 7,227,371
BIM Birlesik Magazalar A.S. .................. 2,198,145 18,460,614
Enka Insaat ve Sanayi A.S. .................. 2 3

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Turkey (continued)
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 8,498,942 $ 6,818,640
Haci Omer Sabanci Holding A.S. .............. 2,839,082 5,471,217
KOC Holding A.S. ........................ 1,778,424 7,908,233
Turk Hava Yollari AO
(c)
..................... 1,352,784 8,454,272
Turkcell Iletisim Hizmetleri A.S. ................ 2,779,899 5,491,761
Turkiye Is Bankasi A.S., Class C ............... 21,480,645 5,618,691
Turkiye Petrol Rafinerileri A.S. ................ 2,439,657 20,278,461
Yapi ve Kredi Bankasi A.S.
(a)(c)
................ 8,350,374 6,308,500
126,856,057
a
United Arab Emirates  — 1.2%
Abu Dhabi Commercial Bank PJSC ............ 7,962,206 32,459,340
Abu Dhabi Islamic Bank PJSC ................ 3,668,137 22,817,460
Abu Dhabi National Oil Co. for Distribution PJSC ... 7,628,595 8,297,291
ADNOC Drilling Co. PJSC ................... 6,898,606 10,819,661
Adnoc Gas PLC .......................... 17,464,119 15,449,015
ADNOC Logistics & Services ................. 4,321,709 8,124,303
Air Arabia PJSC .......................... 5,319,058 7,238,339
Aldar Properties PJSC ..................... 9,123,960 18,993,952
Dubai Electricity & Water Authority PJSC ......... 14,915,500 10,954,914
Dubai Islamic Bank PJSC ................... 7,270,307 14,213,964
Emaar Development PJSC .................. 2,129,935 7,371,679
Emaar Properties PJSC .................... 15,666,677 45,603,621
Emirates Integrated Telecommunications Co. PJSC .. 2,892,024 8,944,688
Emirates NBD Bank PJSC ................... 4,793,466 39,171,026
Emirates Telecommunications Group Co. PJSC .... 8,637,936 50,105,996
First Abu Dhabi Bank PJSC .................. 11,190,714 60,137,719
Salik Co. PJSC .......................... 4,661,061 6,860,301
367,563,269
a
Total Common Stocks — 97.7%
(Cost: $18,136,128,875) .............................. 30,487,418,690
a
Preferred Stocks
Brazil  — 1.0%
Axia Energia SA, Class C, Preference Shares
(a)
.... 838,918 8,603,623
Banco Bradesco SA, Preference Shares, NVS ..... 13,826,691 45,870,602
Cia Energetica de Minas Gerais, Preference Shares,
NVS ................................ 4,260,915 8,798,871
Gerdau SA, Preference Shares, NVS ........... 3,196,907 14,647,079
Itau Unibanco Holding SA, Preference Shares, NVS . 13,715,837 104,611,531
Itausa SA, Preference Shares, NVS ............ 14,775,103 37,354,430
Petroleo Brasileiro SA - Petrobras, Preference Shares,
NVS ................................ 11,567,162 100,501,517
320,387,653
a
Chile  — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares ...................... 353,617 28,794,630
a
Security Shares Value
a
Colombia  — 0.1%
Grupo Cibest SA, Preference Shares ........... 1,112,536 $ 25,319,964
a
South Korea  — 1.0%
Hyundai Motor Co., Series 1, Preference Shares, NVS 54,738 7,565,750
Hyundai Motor Co., Series 2, Preference Shares, NVS 86,983 12,089,436
Samsung Electronics Co. Ltd., Preference Shares,
NVS ................................ 2,030,501 274,984,639
294,639,825
a
Total Preferred Stocks — 2.2%
(Cost: $271,440,780) ................................ 669,142,072
a
Rights
China  — 0.0%
Kangmei Pharmaceutical Co. Ltd.
(a)(d)
........... 241,790 —
a
Total Rights — 0.0%
(Cost: $–) ........................................ —
a
Total Long-Term Investments — 99.9%
(Cost: $18,407,569,655) .............................. 31,156,560,762
a
Short-Term Securities
Money Market Funds  —  2.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.84%
(f)(g)(h)
...................... 573,353,884 573,525,890
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.65%
(f)(g)
............................. 124,349,358 124,349,358
a
Total Short-Term Securities — 2.2%
(Cost: $697,649,226) ................................ 697,875,248
Total Investments —  102.1%
(Cost: $19,105,218,881) .............................. 31,854,436,010
Liabilities in Excess of Other Assets — (2.1)% ............... (647,775,158)
Net Assets — 100.0% ................................. $ 31,206,660,852
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 447,346,856 $ 126,290,424
(a)
$ — $ (48,480) $ (62,910) $ 573,525,890 573,353,884 $ 10,851,130
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 106,080,000 18,269,358
(a)
— — — 124,349,358 124,349,358 3,989,904 —
$ — $ (48,480) $ (62,910)
$ 697,875,248
$ 14,841,034 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 610 09/18/26 $ 52,189 $ 275,202
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 275,202 $ — $ — $ — $ 275,202
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 19,365,263 $ — $ — $ — $ 19,365,263
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 275,929 $ — $ — $ — $ 275,929
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 28,922,175
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ETF
22
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,545,671,700 $ 27,940,668,176 $ 1,078,814 $ 30,487,418,690
Preferred Stocks ........................................... 374,502,247 294,639,825 — 669,142,072
Rights .................................................. — — — —
Short-Term Securities
Money Market Funds ........................................ 697,875,248 — — 697,875,248
$ 3,618,049,195 $ 28,235,308,001 $ 1,078,814 $ 31,854,436,010
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 275,202 $ — $ — $ 275,202
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Emerging
Markets ETF
iShares
MSCI Emerging
Markets ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ —  $ 31,156,560,762
Investments, at value — affiliated
(c)
....................................................................... 288,875,235  697,875,248
Cash pledged:
Collateral — OTC derivatives ......................................................................... 3,240,000  —
Futures contracts ................................................................................. —  4,402,000
Foreign currency, at value
(d)
............................................................................ —  59,851,771
Receivables:
Investments sold ................................................................................. 4,501,638  292,701,865
Securities lending income — affiliated ................................................................... 10  1,708,858
Dividends — unaffiliated ............................................................................ —  31,158,657
Dividends — affiliated .............................................................................. 52  351,481
From investment adviser ............................................................................ 23,333  —
Tax reclaims .................................................................................... —  1,479,788
Unrealized appreciation on:
Forward foreign currency exchange contracts .............................................................. 1,847,670  —
Total assets ......................................................................................
298,487,938  32,246,090,430
LIABILITIES
Bank overdraft ..................................................................................... 3,152,897  —
Collateral on securities loaned .......................................................................... —  573,640,784
Payables:
Investments purchased ............................................................................. —  349,538,499
Deferred foreign capital gain tax ....................................................................... —  98,083,278
Foreign taxes .................................................................................... —  359,565
Interest expense ................................................................................. 2,539  —
Investment advisory fees ............................................................................ —  17,764,291
Variation margin on futures contracts .................................................................... —  43,161
Unrealized depreciation on:
Forward foreign currency exchange contracts .............................................................. 6,351,646  —
Total liabilities .....................................................................................
9,507,082  1,039,429,578
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 288,980,856  $ 31,206,660,852
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 225,309,195  $ 32,360,448,057
Accumulated earnings (loss) ........................................................................... 63,671,661  (1,153,787,205)
NET ASSETS .....................................................................................
$ 288,980,856  $ 31,206,660,852
NET ASSET VALUE
Shares outstanding ................................................................................. 6,860,000  464,850,000
Net asset value .................................................................................... $ 42.13  $ 67.13
Shares authorized .................................................................................. 250 million 5 billion
Par value ........................................................................................ $                    0.001 $                    0.001
(a)
Securities loaned, at value .......................................................................... $ —  $ 516,736,176
(b)
Investments, at cost — unaffiliated ..................................................................... $ —  $ 18,407,569,655
(c)
Investments, at cost — affiliated ....................................................................... $ 213,620,718  $ 697,649,226
(d)
  Foreign currency, at cost ............................................................................ $ —  $ 59,819,337

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Emerging
Markets ETF
iShares
MSCI Emerging
Markets ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ —  $ 576,437,535
Dividends — affiliated .............................................................................. 4,136,855  3,989,904
Interest — unaffiliated .............................................................................. 297  377,116
Securities lending income — affiliated — net
(a)
.............................................................. 117,707  10,851,130
Foreign taxes withheld ............................................................................. —  (67,852,287)
Foreign withholding tax claims ........................................................................ —  1,608,408
Total investment income ..............................................................................
4,254,859  525,411,806
EXPENSES
Investment advisory ............................................................................... 1,798,651  178,032,005
Commitment costs ................................................................................ 2,050  40,692
Professional .................................................................................... —  16,195
Interest expense ................................................................................. 35,050  41,942
Total expenses .................................................................................... 1,835,751  178,130,834
Less:
Investment advisory fees waived ....................................................................... (1,835,751) —
Total expenses after fees waived ........................................................................
—  178,130,834
Net investment income ...............................................................................
4,254,859  347,280,972
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................ —  (456,434,602)
Investments — affiliated ........................................................................... (418,629) (48,480)
Forward foreign currency exchange contracts ............................................................ 1,653,036  —
Foreign currency transactions ....................................................................... —  (4,378,727)
Futures contracts ............................................................................... —  19,365,263
In-kind redemptions — unaffiliated
(c)
................................................................... —  218,555,297
In-kind redemptions — affiliated
(c)
..................................................................... 6,284,007  —
7,518,414  (222,941,249)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................................................ —  7,370,803,700
Investments — affiliated ........................................................................... 58,137,682  (62,910)
Forward foreign currency exchange contracts ............................................................ (4,435,878) —
Foreign currency translations ....................................................................... —  (140,063)
Futures contracts ............................................................................... —  275,929
53,701,804  7,370,876,656
Net realized and unrealized gain ........................................................................
61,220,218  7,147,935,407
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 65,475,077  $ 7,495,216,379
(a)
Net of securities lending income tax paid of ............................................................... $ —  $ 1,078,765
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................... $ —  $ (741,376)
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of reduction in deferred foreign capital gain tax of ........................................................ $ —  $ 21,371,639

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI Emerging Markets
ETF
iShares
MSCI Emerging Markets ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,254,859  $ 4,388,650  $ 347,280,972  $ 333,868,315
Net realized gain (loss) ......................................... 7,518,414  2,810,834  (222,941,249) (521,513,532)
Net change in unrealized appreciation (depreciation) ..................... 53,701,804  21,129,345  7,370,876,656  2,972,547,755
Net increase in net assets resulting from operations ........................
65,475,077  28,328,829  7,495,216,379  2,784,902,538
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,232,852) (4,363,734) (445,567,022) (464,352,674)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
51,894,349  (11,765,442) 5,225,606,061  (1,073,274,862)
NET ASSETS
Total increase in net assets ........................................ 113,136,574  12,199,653  12,275,255,418  1,247,275,002
Beginning of year ...............................................
175,844,282  163,644,629  18,931,405,434  17,684,130,432
End of year ...................................................
$ 288,980,856  $ 175,844,282  $ 31,206,660,852  $ 18,931,405,434
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Emerging Markets ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 31.46  $ 27.14  $ 24.20  $ 25.20  $ 31.31
Net investment income
(a)
................................ 0 .71  0 .76  0 .64  0 .57  0 .67
Net realized and unrealized gain (loss)
(b)
......................
10.69  4 .30  2 .95  0 .12  ( 6 .12 )
Net increase (decrease) from investment operations ...............
11.40  5 .06  3 .59  0 .69  ( 5 .45 )
Distributions
(c)
From net investment income ............................. ( 0 .73 ) ( 0 .74 ) ( 0 .65 ) ( 0 .56 ) ( 0 .66 )
From net realized gain .................................. —  —  —  ( 1 .13 ) —
Total distributions ......................................
( 0 .73 ) ( 0 .74 ) ( 0 .65 ) ( 1 .69 ) ( 0 .66 )
Net asset value, end of year ..............................
$ 42.13  $ 31.46  $ 27.14  $ 24.20  $ 25.20
Total Return
(d)
Based on net asset value .................................
36.61% 19.02% 15.12% 2 .93% (17.62) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .79% 0 .79% 0 .78% 0 .79% 0 .78%
Total expenses after fees waived ............................
0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income ...................................
1 .85% 2 .67% 2 .54% 2 .36% 2 .38%
Supplemental Data
Net assets, end of year (000) ...............................
$ 288,981  $ 175,844  $ 163,645  $ 134,297  $ 153,993
Portfolio turnover rate
(f)
...................................
7% 7% 6% 11% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
(a)
Net asset value, beginning of year .......................
$ 49.79  $ 43.42  $ 39.26  $ 39.68  $ 52.56
Net investment income
(b)
............................. 0 .82
(c)
0 .86
(c)
0 .84  0 .82  1 .09
(c)
Net realized and unrealized gain (loss)
(d)
...................
17.63  6 .69  4 .36  ( 0 .35 ) (12.88)
Net increase (decrease) from investment operations ............
18.45  7 .55  5 .20  0 .47  (11.79)
Distributions from net investment income
(e)
................... ( 1 .11 ) ( 1 .18 ) ( 1 .04 ) ( 0 .89 ) ( 1 .09 )
Net asset value, end of year ...........................
$ 67.13  $ 49.79  $ 43.42  $ 39.26  $ 39.68
Total Return
(f)
Based on net asset value ..............................
37.50%
(c)
17.69%
(c)
13.54% 1 .23% (22.73) %
(c)
Ratios to Average Net Assets
(g)
Total expenses .....................................
0 .70% 0 .72% 0 .72% 0 .70% 0 .69%
Net investment income ................................
1 .36%
(c)
1 .91%
(c)
2 .08% 2 .12% 2 .38%
(c)
Supplemental Data
Net assets, end of year (000) ............................
$ 31,206,661  $ 18,931,405  $ 17,684,130  $ 21,358,378  $ 25,870,381
Portfolio turnover rate
(h)
................................
12% 8% 13% 15% 21%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2022, respectively:
• Net investment income per share by $0.00, $0.01 and $0.00.
• Total return by 0.03%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares
MSCI Emerging Markets ETF (the “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.
Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI Emerging Markets ETF included the accounts of its subsidiary in the
Republic of Mauritius, which was a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invested in Indian securities. On June 16, 2023, the Fund filed to liquidate its
Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
iShares ETF
Diversification
Classification
Currency Hedged MSCI Emerging Markets ......................................................................................... Diversified
MSCI Emerging Markets
(a)
..................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Emerging Markets
Barclays Capital, Inc. ............................................. $ 10,240,984 $ (10,240,984) $ — $ —
BNP Paribas SA ................................................. 20,191,167 (20,191,167) — —
BofA Securities, Inc. .............................................. 101,639,547 (101,639,547) — —
Citigroup Global Markets Ltd. ........................................ 6,959,443 (6,959,443) — —
Citigroup Global Markets, Inc. ........................................ 219,708 (219,708) — —
Goldman Sachs & Co. LLC ......................................... 11,312,192 (11,312,192) — —
Goldman Sachs International ........................................ 45,707,393 (45,707,393) — —
J.P. Morgan Securities LLC ......................................... 15,233,824 (15,233,824) — —
J.P. Morgan Securities PLC ......................................... 31,081,622 (31,081,622) — —
Macquarie Bank Ltd. .............................................. 24,847,756 (24,847,756) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Merrill Lynch International .......................................... $ 66,324,154 $ (66,324,154) $ — $ —
Morgan Stanley ................................................. 147,108,640 (147,108,640) — —
SG Americas Securities LLC ........................................ 2,601,999 (2,601,999) — —
UBS AG ...................................................... 9,625,968 (9,625,968) — —
UBS Europe SE ................................................. 23,641,779 (23,641,779) — —
$ 516,736,176 $ (516,736,176)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through
December 31, 2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares MSCI Emerging Markets ETF (“EEM”), after taking into account any fee waivers by EEM.
This amount is included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Currency Hedged MSCI Emerging Markets ETF. Prior to
November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Emerging Markets ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for
Aggregate Average Daily Net Assets Investment Advisory Fees
First $14 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
In excess of $14 billion but not exceeding $28 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68
In excess of $28 billion but not exceeding $42 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61
In excess of $42 billion but not exceeding $56 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $56 billion but not exceeding $70 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
In excess of $70 billion but not exceeding $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.41
In excess of $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35
iShares ETF Amounts Waived
Currency Hedged MSCI Emerging Markets .............................................................................................................................. $ 1,835,751

Notes to Financial Statements
( continued)

Notes to Financial Statements
securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  August 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026 , in-kind transactions were as follows:
iShares ETF Amounts
Currency Hedged MSCI Emerging Markets ........................................................................................ $ 41,776
MSCI Emerging Markets ...................................................................................................... 2,759,197
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Emerging Markets ...................................................................
$ 153,210,713 $ 95,734,982 $ (34,391,801)
iShares ETF Purchases Sales
Currency Hedged MSCI Emerging Markets ..................................................................... $ 16,744,406 $ 19,796,818
MSCI Emerging Markets ................................................................................... 8,034,217,083 3,015,033,618
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI Emerging Markets ....................................................................... $ 74,421,791 $ 22,229,374
MSCI Emerging Markets ..................................................................................... 867,278,100 732,809,344

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026 , permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the iShares Currency Hedged MSCI Emerging Markets ETF did not borrow under the Syndicated Credit Agreement.
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Currency Hedged MSCI Emerging Markets ....................................................................... $ 6,283,275 $ (6,283,275)
MSCI Emerging Markets ..................................................................................... 208,505,885 (208,505,885)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
Currency Hedged MSCI Emerging Markets
Ordinary income ........................................................................................... $ 4,232,852 $ 4,363,734
MSCI Emerging Markets
Ordinary income ........................................................................................... $ 445,567,022 $ 464,352,674
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Currency Hedged MSCI Emerging Markets ...................................
$ 47,761 $ (9,311,979) $ 72,935,879 $ 63,671,661
MSCI Emerging Markets .................................................
292,315,432 (14,251,215,100) 12,805,112,463 (1,153,787,205)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the timing and recognition of realized gains / losses for tax purposes.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI Emerging Markets .............................. $ 214,637,428  $ 80,304,235  $ (7,368,356) $ 72,935,879
MSCI Emerging Markets ............................................ 18,951,337,881  15,454,644,653  (2,551,532,702) 12,903,111,951

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
MSCI Emerging Markets ................................................................. $ 67,100,000 $ 551,507 4 .73%

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Currency Hedged MSCI Emerging Markets
Shares sold ......................................................... 1,850,000  $ 74,261,924  1,790,000  $ 50,834,893
Shares redeemed ..................................................... (580,000) (22,367,575) (2,230,000) (62,600,335)
1,270,000  $ 51,894,349  (440,000) $ (11,765,442)
MSCI Emerging Markets
Shares sold ......................................................... 125,550,000  $ 7,556,771,494  13,500,000  $ 612,342,314
Shares redeemed ..................................................... (40,950,000) (2,331,165,433) (40,500,000) (1,685,617,176)
84,600,000  $ 5,225,606,061  (27,000,000) $ (1,073,274,862)

Notes to Financial Statements
( continued)

Notes to Financial Statements
12. Foreign Withholding Tax Claims
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended
August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Currency Hedged MSCI Emerging Markets ETF
  iShares MSCI Emerging Markets ETF
*
*
The financial highlights for iShares MSCI Emerging Markets ETF are presented on a standalone basis for each of the four years in the period ended August 31, 2026 and for iShares MSCI
Emerging Markets ETF and its subsidiary on a consolidated basis for the prior period

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
Currency Hedged MSCI Emerging Markets ......................................................................................... $ 1,766,038
MSCI Emerging Markets ....................................................................................................... 236,360,979
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Currency Hedged MSCI Emerging Markets .......................................................................
$ 4,978,174 $ 880,896
MSCI Emerging Markets .....................................................................................
577,970,589 66,931,340
iShares ETF
Federal Obligation
Interest
Currency Hedged MSCI Emerging Markets ......................................................................................... $ 23,048
MSCI Emerging Markets ....................................................................................................... 1,881,240
iShares ETF Interest Dividends
Currency Hedged MSCI Emerging Markets ......................................................................................... $ 42,875
MSCI Emerging Markets ....................................................................................................... 3,982,722
iShares ETF
Interest-Related
Dividends
Currency Hedged MSCI Emerging Markets ......................................................................................... $ 45,436
MSCI Emerging Markets ....................................................................................................... 3,989,904

Additional Information

2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI
Emerging Markets ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Emerging Markets ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”)
investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)

Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

2026
iShares Annual Financial Statements and Additional Information
iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)

Board Review and Approval of Investment Advisory Contract
( continued)
45
Board Review and Approval of Investment Advisory Contract
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the

Board Review and Approval of Investment Advisory Contract
(continued)
46
2026
iShares Annual Financial Statements and Additional Information
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
47
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
BRL Brazilian Real
CLP Chilean Peso
CNH Chinese Yuan
EUR Euro
HKD Hong Kong Dollar
IDR Indonesian Rupiah
INR Indian Rupee
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
THB Thai Baht
TRY Turkish Lira
TWD New Taiwan Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI Australia ETF | EWA | NYSE Arca
iShares MSCI Brazil ETF | EWZ | NYSE Arca
iShares MSCI Canada ETF | EWC | NYSE Arca
iShares MSCI Chile ETF | ECH | Cboe BZX Exchange
iShares MSCI Israel ETF | EIS | NYSE Arca
iShares MSCI Japan ETF | EWJ | NYSE Arca
iShares MSCI Mexico ETF | EWW | NYSE Arca
iShares MSCI South Africa ETF | EZA | NYSE Arca
iShares MSCI South Korea ETF | EWY | NYSE Arca
iShares MSCI Turkey ETF | TUR | NASDAQ
iShares MSCI USA Equal Weighted ETF | EUSA | NYSE Arca

Page
2

iShares
®
MSCI Australia ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  30 .0%
ANZ Group Holdings Ltd. ................... 2,730,177 $ 72,646,761
Commonwealth Bank of Australia .............. 1,514,906 173,123,767
National Australia Bank Ltd. .................. 2,822,211 77,891,325
Westpac Banking Corp. .................... 3,096,238 76,518,458
400,180,311
a
Biotechnology  —  4 .0%
CSL Ltd. ............................... 433,511 53,100,725
a
Broadline Retail  —  4 .4%
Wesfarmers Ltd. ......................... 1,027,718 58,407,466
a
Capital Markets  —  5 .0%
ASX Ltd. .............................. 176,894 7,114,480
Macquarie Group Ltd. ...................... 329,929 59,165,446
66,279,926
a
Commercial Services & Supplies  —  1 .3%
Brambles Ltd. ........................... 1,209,088 16,922,521
a
Consumer Staples Distribution & Retail  —  4 .0%
Coles Group Ltd. ......................... 1,215,883 20,927,112
Woolworths Group Ltd. ..................... 1,105,856 31,909,634
52,836,746
a
Diversified Telecommunication Services  —  0 .9%
Telstra Group Ltd. ........................ 3,529,192 11,800,146
a
Electric Utilities  —  1 .0%
Origin Energy Ltd. ........................ 1,559,532 12,983,376
a
Financial Services  —  0 .7%
Washington H Soul Pattinson & Co. Ltd. ......... 309,534 9,856,460
a
Gas Utilities  —  0 .7%
APA Group ............................. 1,198,313 9,343,170
a
Health Care Providers & Services  —  0 .7%
Sigma Healthcare Ltd. ..................... 4,702,519 9,054,747
a
Health Care Technology  —  0 .5%
Pro Medicus Ltd. ......................... 52,014 6,662,747
a
Hotels, Restaurants & Leisure  —  2 .1%
Aristocrat Leisure Ltd. ...................... 488,379 21,234,925
Lottery Corp. Ltd. (The) ..................... 2,014,909 7,183,853
28,418,778
a
Industrial REITs  —  2 .7%
Goodman Group ......................... 1,804,778 35,787,565
a
Insurance  —  4 .1%
Insurance Australia Group Ltd. ................ 2,010,583 11,290,153
Medibank Pvt Ltd. ........................ 2,493,088 8,628,199
QBE Insurance Group Ltd. .................. 1,352,438 21,505,324
Suncorp Group Ltd. ....................... 961,104 12,968,101
54,391,777
a
Interactive Media & Services  —  0 .4%
REA Group Ltd. .......................... 44,408 5,638,817
a
Metals & Mining  —  26 .4%
BHP Group Ltd. .......................... 4,599,943 216,343,122
Evolution Mining Ltd. ...................... 1,838,640 19,583,980
Fortescue Ltd. ........................... 1,463,298 18,523,027
Security Shares Value
a
Metals & Mining (continued)
Lynas Rare Earths Ltd.
(a)
.................... 820,033 $ 9,242,939
Northern Star Resources Ltd. ................. 1,225,294 20,714,650
PLS Group Ltd. .......................... 2,846,298 10,989,276
Rio Tinto Ltd. ........................... 336,593 42,069,820
South32 Ltd. ............................ 4,061,403 14,942,834
352,409,648
a
Oil, Gas & Consumable Fuels  —  4 .3%
Santos Ltd. ............................. 2,940,055 17,146,168
Woodside Energy Group Ltd. ................. 1,720,976 40,041,414
57,187,582
a
Passenger Airlines  —  0 .3%
Qantas Airways Ltd. ....................... 671,215 4,510,688
a
Professional Services  —  1 .0%
Computershare Ltd. ....................... 471,231 13,416,530
a
Retail REITs  —  1 .4%
Scentre Group ........................... 4,728,065 12,149,547
Vicinity Ltd. ............................. 3,570,589 6,364,559
18,514,106
a
Software  —  1 .0%
WiseTech Global Ltd. ...................... 174,953 5,043,098
Xero Ltd.
(a)
............................. 146,758 8,691,168
13,734,266
a
Trading Companies & Distributors  —  0 .4%
SGH Ltd. .............................. 184,219 5,216,319
a
Transportation Infrastructure  —  2 .2%
Transurban Group ........................ 2,824,555 28,906,133
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,326,929,041 ) ............................... 1,325,560,550
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 501,550 501,550
a
Total Short-Term Securities — 0.0%
(Cost: $ 501,550 ) ................................... 501,550
Total Investments — 99.5%
(Cost: $ 1,327,430,591 ) ............................... 1,326,062,100
Other Assets Less Liabilities — 0 .5% ..................... 6,729,167
Net Assets — 100.0% ................................. $ 1,332,791,267
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Australia ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 948,230  $ —  $ (947,417)
(b)
$ (725) $ (88) $ —  —  $ 8,204
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 480,885  20,665
(b)
—  —  —  501,550  501,550  22,660  —
$ —  $ (725) $ (88)
$ 501,550
$ 30,864  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SPI 200 Index ........................................................................ 50 09/17/26 $ 8,083 $ 49,996
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 49,996 $ — $ — $ — $ 49,996
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (453,175) $ — $ — $ — $ (453,175)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (125,373) $ — $ — $ — $ (125,373)

iShares
®
MSCI Australia ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 8,446,692
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ —  $ 1,325,560,550  $ —  $ 1,325,560,550
Short-Term Securities
Money Market Funds ........................................ 501,550  —  —  501,550
$ 501,550  $ 1,325,560,550  $ —  $ 1,326,062,100
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 49,996  $ —  $ —  $ 49,996
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Brazil ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Embraer SA ............................ 11,855,125 $ 213,900,404
a
Banks  —  12 .1%
Banco Bradesco SA ....................... 24,857,759 72,775,946
Banco do Brasil SA ....................... 29,226,445 116,983,619
Itau Unibanco Holding SA ................... 3,165,651 26,307,366
NU Holdings Ltd. , Class A
(a)
.................. 53,083,918 772,371,007
988,437,938
a
Beverages  —  2 .8%
Ambev SA ............................. 79,069,911 229,356,228
a
Capital Markets  —  7 .4%
B3 SA - Brasil Bolsa Balcao .................. 87,448,468 273,743,214
Banco BTG Pactual SA ..................... 20,116,327 212,400,585
XP, Inc. , Class A ......................... 6,618,112 120,648,182
606,791,981
a
Consumer Staples Distribution & Retail  —  1 .1%
Raia Drogasil SA ......................... 23,149,792 87,567,605
a
Containers & Packaging  —  0 .7%
Klabin SA .............................. 15,097,892 55,070,425
a
Diversified Telecommunication Services  —  1 .0%
Telefonica Brasil SA ....................... 14,285,248 82,294,806
a
Electric Utilities  —  7 .2%
Axia Energia SA ......................... 25,527,738 261,704,209
Cia Paranaense de Energia - Copel ............ 32,094,247 92,599,510
CPFL Energia SA ......................... 4,657,490 40,035,241
Energisa SA ............................ 5,809,312 53,815,360
Equatorial SA ........................... 20,370,468 144,162,473
592,316,793
a
Electrical Equipment  —  3 .3%
WEG SA .............................. 27,896,762 270,000,794
a
Food Products  —  1 .5%
JBS N.V. , Class A ........................ 6,516,446 87,581,034
MBRF Global Foods Co. SA ................. 9,412,538 33,170,180
120,751,214
a
Ground Transportation  —  2 .1%
Localiza Rent a Car SA ..................... 15,817,642 107,057,677
Rumo SA .............................. 22,877,376 66,580,623
173,638,300
a
Health Care Providers & Services  —  1 .1%
Rede D'Or Sao Luiz SA
(b)
................... 13,899,607 94,371,023
a
Independent Power and Renewable Electricity Producers  —  1 .5%
Eneva SA
(a)
............................. 15,270,874 77,245,150
Engie Brasil Energia SA .................... 7,911,636 44,859,910
122,105,060
a
Insurance  —  2 .1%
BB Seguridade Participacoes SA .............. 12,240,802 95,440,245
Caixa Seguridade Participacoes SA ............ 11,817,418 44,108,204
Porto Seguro SA ......................... 3,315,587 31,405,469
170,953,918
a
Security Shares Value
a
Metals & Mining  —  10 .7%
Aura Minerals, Inc. ........................ 562,282 $ 46,995,530
Vale SA ............................... 55,054,432 827,163,210
874,158,740
a
Oil, Gas & Consumable Fuels  —  8 .7%
Petroleo Brasileiro SA - Petrobras .............. 55,737,246 540,962,859
PRIO SA
(a)
............................. 14,006,322 169,431,205
710,394,064
a
Paper & Forest Products  —  1 .3%
Suzano SA ............................. 12,066,120 105,488,751
a
Specialty Retail  —  2 .7%
Ultrapar Participacoes SA ................... 13,632,575 91,610,862
Vibra Energia SA ......................... 19,038,800 126,470,939
218,081,801
a
Transportation Infrastructure  —  0 .7%
Motiva Infraestrutura de Mobilidade SA .......... 19,062,559 56,876,255
a
Water Utilities  —  2 .4%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 41,309,425 201,542,446
a
Wireless Telecommunication Services  —  0 .7%
TIM SA ............................... 15,466,933 55,550,872
a
a
Total Common Stocks — 73.7%
(Cost: $ 4,121,289,840 ) ............................... 6,029,649,418
a
Preferred Stocks
Banks  —  13 .6%
Banco Bradesco SA , Preference Shares , NVS ..... 88,787,204 294,555,111
Itau Unibanco Holding SA , Preference Shares , NVS . 81,985,133 625,305,644
Itausa SA , Preference Shares , NVS ............ 76,909,963 194,443,847
1,114,304,602
a
Electric Utilities  —  1 .6%
Axia Energia SA , Class C, Preference Shares
(a)
.... 6,139,378 62,963,119
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 31,515,090 65,079,264
128,042,383
a
Metals & Mining  —  1 .3%
Gerdau SA , Preference Shares , NVS ........... 23,141,742 106,027,146
a
Oil, Gas & Consumable Fuels  —  7 .0%
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 65,938,415 572,907,227
a
a
Total Preferred Stocks — 23.5%
(Cost: $ 1,141,240,386 ) ............................... 1,921,281,358
Total Long-Term Investments — 97.2%
(Cost: $ 5,262,530,226 ) ............................... 7,950,930,776
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 4,220,492 4,220,492
a
Total Short-Term Securities — 0.1%
(Cost: $ 4,220,492 ) .................................. 4,220,492

iShares
®
MSCI Brazil ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Total Investments — 97 .3%
(Cost: $ 5,266,750,718 ) ............................... $ 7,955,151,268
Other Assets Less Liabilities — 2 .7% ..................... 218,550,495
Net Assets — 100.0% ................................. $ 8,173,701,763
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 4,632,389  $ —  $ (4,633,476)
(b)
$ 1,087  $ —  $ —  —  $ 3,785
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 19,060,000  —  (14,839,508)
(b)
—  —  4,220,492  4,220,492  778,081  —
$ —  $ 1,087  $ —
$ 4,220,492
$ 781,866  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mini Ibovespa Index .................................................................... 31,642 10/14/26 $ 220,094 $ 6,482,911
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 6,482,911 $ — $ — $ — $ 6,482,911
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Brazil ETF
8
2026
iShares Annual Financial Statements and Additional Information
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 18,123,434 $ — $ — $ — $ 18,123,434
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 2,748,587 $ — $ — $ — $ 2,748,587
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 128,499,088
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 6,029,649,418  $ —  $ —  $ 6,029,649,418
Preferred Stocks ........................................... 1,921,281,358  —  —  1,921,281,358
Short-Term Securities
Money Market Funds ........................................ 4,220,492  —  —  4,220,492
$ 7,955,151,268  $ —  $ —  $ 7,955,151,268
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 6,482,911  $ —  $ —  $ 6,482,911
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Canada ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .8%
Bombardier, Inc. , Class B
(a)
.................. 181,824 $ 39,336,273
CAE, Inc.
(a)
............................. 623,666 15,088,222
54,424,495
a
Automobile Components  —  0 .5%
Magna International, Inc. .................... 551,981 36,242,484
a
Banks  —  27 .8%
Bank of Montreal ......................... 1,483,754 252,911,032
Bank of Nova Scotia (The) ................... 2,661,485 243,632,600
Canadian Imperial Bank of Commerce .......... 1,983,367 225,118,845
National Bank of Canada ................... 837,455 128,505,036
Royal Bank of Canada ..................... 3,012,739 616,046,923
Toronto-Dominion Bank (The) ................ 3,590,211 434,337,947
1,900,552,383
a
Broadline Retail  —  1 .3%
Canadian Tire Corp. Ltd. , Class A , NVS .......... 103,245 13,991,469
Dollarama, Inc. .......................... 588,332 74,316,738
88,308,207
a
Capital Markets  —  3 .6%
Brookfield Asset Management Ltd. , Class A ....... 711,835 36,651,066
Brookfield Corp. , Class A .................... 4,303,008 177,218,296
IGM Financial, Inc. ........................ 163,536 10,181,840
TMX Group Ltd. .......................... 597,140 23,278,960
247,330,162
a
Chemicals  —  1 .1%
Nutrien Ltd. ............................. 1,042,943 78,667,529
a
Commercial Services & Supplies  —  1 .1%
Element Fleet Management Corp. ............. 857,314 16,299,451
GFL Environmental, Inc.
(b)
................... 531,353 22,451,049
RB Global, Inc. .......................... 404,767 34,257,491
73,007,991
a
Construction & Engineering  —  1 .2%
AtkinsRealis Group, Inc. .................... 352,558 21,367,922
Stantec, Inc. ............................ 245,379 17,890,651
WSP Global, Inc. ......................... 292,912 39,785,479
79,044,052
a
Consumer Staples Distribution & Retail  —  2 .9%
Alimentation Couche-Tard, Inc. ................ 1,496,094 90,103,514
Empire Co. Ltd. , Class A , NVS ................ 246,724 8,521,720
George Weston Ltd. ....................... 325,223 22,818,056
Loblaw Companies Ltd. .................... 1,192,477 52,174,902
Metro, Inc. , Class A ....................... 409,090 25,980,809
199,599,001
a
Containers & Packaging  —  0 .3%
CCL Industries, Inc. , Class B , NVS ............. 312,009 20,936,424
a
Diversified Telecommunication Services  —  0 .4%
BCE, Inc. .............................. 669,134 15,777,841
TELUS Corp. ........................... 1,128,483 10,918,834
26,696,675
a
Electric Utilities  —  1 .8%
Emera, Inc. ............................. 666,876 33,446,048
Fortis, Inc. ............................. 1,106,096 61,124,783
Hydro One Ltd.
(c)
......................... 716,719 27,594,160
122,164,991
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  1 .2%
Celestica, Inc.
(a)
.......................... 264,052 $ 79,226,079
a
Food Products  —  0 .2%
Saputo, Inc. ............................ 523,767 15,365,898
a
Gas Utilities  —  0 .4%
AltaGas Ltd. ............................ 676,912 26,232,507
a
Ground Transportation  —  5 .0%
Canadian National Railway Co. ............... 1,122,323 140,133,479
Canadian Pacific Kansas City Ltd. ............. 1,927,508 178,558,211
TFI International, Inc. ...................... 169,632 22,792,215
341,483,905
a
Hotels, Restaurants & Leisure  —  0 .8%
Restaurant Brands International, Inc. ............ 701,799 54,702,800
a
Independent Power and Renewable Electricity Producers  —  0 .1%
Brookfield Renewable Corp. ................. 304,757 9,811,506
a
Insurance  —  7 .7%
Fairfax Financial Holdings Ltd. ................ 41,021 66,885,881
Great-West Lifeco, Inc. ..................... 540,097 34,725,671
iA Financial Corp., Inc. ..................... 193,922 27,673,360
Intact Financial Corp. ...................... 384,109 74,349,667
Manulife Financial Corp. .................... 3,609,539 153,111,438
Power Corp. of Canada .................... 1,156,265 76,619,920
Sun Life Financial, Inc. ..................... 1,210,894 95,101,419
528,467,356
a
IT Services  —  6 .1%
CGI, Inc. .............................. 399,267 30,064,219
Shopify, Inc. , Class A
(a)
..................... 2,631,984 387,918,303
417,982,522
a
Metals & Mining  —  14 .9%
Agnico Eagle Mines Ltd. .................... 1,102,777 223,769,960
Alamos Gold, Inc. , Class A .................. 912,446 33,431,226
Barrick Mining Corp. ....................... 3,614,116 162,093,474
Equinox Gold Corp. ....................... 2,343,702 30,269,682
First Quantum Minerals Ltd.
(a)
................ 1,495,277 49,736,477
Franco-Nevada Corp. ...................... 419,011 110,225,636
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 1,704,337 14,891,967
Kinross Gold Corp. ........................ 2,576,875 78,908,023
Lundin Gold, Inc. ......................... 208,627 14,858,812
Lundin Mining Corp. ....................... 1,487,160 39,819,984
Pan American Silver Corp. ................... 907,662 47,133,327
Teck Resources Ltd. , Class B ................ 994,874 67,841,944
Wheaton Precious Metals Corp. ............... 986,664 148,709,725
1,021,690,237
a
Multi-Utilities  —  0 .2%
Canadian Utilities Ltd. , Class A , NVS ............ 276,573 10,356,895
a
Oil, Gas & Consumable Fuels  —  17 .5%
ARC Resources Ltd. ....................... 1,230,835 29,608,600
Cameco Corp. ........................... 946,274 93,415,497
Canadian Natural Resources Ltd. .............. 4,509,787 226,115,732
Cenovus Energy, Inc. ...................... 2,840,100 91,230,746
Enbridge, Inc. ........................... 4,744,450 240,380,446
Imperial Oil Ltd. .......................... 315,207 41,424,152
Keyera Corp. ........................... 637,441 27,646,436
Pembina Pipeline Corp. .................... 1,263,263 61,579,457
Suncor Energy, Inc. ....................... 2,565,437 171,646,144
TC Energy Corp. ......................... 2,263,418 141,721,862
Tourmaline Oil Corp. ....................... 801,465 36,512,500

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Canada ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Whitecap Resources, Inc. ................... 2,637,406 $ 34,177,143
1,195,458,715
a
Professional Services  —  0 .4%
Thomson Reuters Corp. .................... 284,317 30,480,046
a
Software  —  1 .4%
Constellation Software, Inc. .................. 43,736 99,047,626
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Gildan Activewear, Inc. ..................... 382,218 19,936,173
a
Trading Companies & Distributors  —  0 .4%
Toromont Industries Ltd. .................... 177,144 25,596,059
a
Wireless Telecommunication Services  —  0 .4%
Rogers Communications, Inc. , Class B , NVS ...... 792,403 29,233,064
a
a
Total Common Stocks — 99.8%
(Cost: $ 5,718,253,621 ) ............................... 6,832,045,782
a
Warrants
Software  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (d)
............................ 34,014 —
a
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
Total Long-Term Investments — 99.8%
(Cost: $ 5,718,253,621 ) ............................... 6,832,045,782
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 21,187,819 $ 21,194,175
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 3,261,341 3,261,341
a
Total Short-Term Securities — 0.3%
(Cost: $ 24,454,561 ) ................................. 24,455,516
Total Investments — 100.1%
(Cost: $ 5,742,708,182 ) ............................... 6,856,501,298
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (8,298,445)
Net Assets — 100.0% ................................. $ 6,848,202,853
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,936,045  $ 13,265,475
(a)
$ —  $ (7,397) $ 52  $ 21,194,175  21,187,819  $ 54,237
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,320,000  1,941,341
(a)
—  —  —  3,261,341  3,261,341  80,662  —
$ —  $ (7,397) $ 52
$ 24,455,516
$ 134,899  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Canada ETF
Schedule of Investments
(continued)
August 31, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 53 09/17/26 $ 16,281 $ 173,049
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 173,049 $ — $ — $ — $ 173,049
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 3,191,155 $ — $ — $ — $ 3,191,155
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (405,527) $ — $ — $ — $ (405,527)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,706,563
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Canada ETF
12
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 6,832,045,782  $ —  $ —  $ 6,832,045,782
Warrants ................................................ —  —  —  —
Short-Term Securities
Money Market Funds ........................................ 24,455,516  —  —  24,455,516
$ 6,856,501,298  $ —  $ —  $ 6,856,501,298
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 173,049  $ —  $ —  $ 173,049
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI Chile ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  20 .4%
Banco de Chile .......................... 595,925,348 $ 122,910,042
Banco de Credito e Inversiones SA ............. 630,196 43,551,201
Banco Santander Chile ..................... 537,923,907 46,401,866
212,863,109
a
Beverages  —  3 .8%
Cia Cervecerias Unidas SA .................. 3,649,803 21,238,019
Vina Concha y Toro SA ..................... 18,740,257 18,271,816
39,509,835
a
Broadline Retail  —  6 .6%
Falabella SA ............................ 7,719,097 51,111,632
Ripley Corp. SA .......................... 39,878,372 17,988,058
69,099,690
a
Capital Markets  —  1 .9%
Pampa Investments SA ..................... 1,583,102,544 19,930,201
a
Consumer Staples Distribution & Retail  —  5 .5%
Cencosud SA ........................... 20,116,841 42,159,302
SMU SA ............................... 113,995,390 15,694,778
57,854,080
a
Electric Utilities  —  6 .3%
Enel Chile SA ........................... 481,119,991 41,239,004
Engie Energia Chile SA ..................... 11,709,064 24,589,122
65,828,126
a
Financial Services  —  2 .3%
Inversiones La Construccion SA ............... 894,401 24,435,442
a
Independent Power and Renewable Electricity Producers  —  2 .6%
Colbun SA ............................. 173,356,475 27,396,612
a
Marine Transportation  —  0 .5%
Cia Sud Americana de Vapores SA ............. 100,861,933 5,187,204
a
Metals & Mining  —  1 .3%
CAP SA
(a)
.............................. 2,269,889 13,497,781
a
Paper & Forest Products  —  2 .5%
Empresas CMPC SA ...................... 24,363,828 26,234,716
a
Passenger Airlines  —  10 .7%
Latam Airlines Group SA .................... 4,312,750,872 111,454,203
a
Security Shares Value
a
Real Estate Management & Development  —  7 .3%
Parque Arauco SA ........................ 10,531,445 $ 44,006,552
Plaza SA .............................. 7,549,857 31,798,494
75,805,046
a
Specialty Retail  —  4 .3%
Empresas Copec SA ...................... 6,350,600 45,044,059
a
Water Utilities  —  3 .7%
Aguas Andinas SA , Class A .................. 66,100,695 22,663,176
Veolia Inversiones Aguas del Gran Santiago Ltda. ... 16,131,257 15,641,614
38,304,790
a
Wireless Telecommunication Services  —  1 .8%
Empresa Nacional de Telecomunicaciones SA ..... 4,465,518 18,563,863
a
a
Total Common Stocks — 81.5%
(Cost: $ 603,192,872 ) ................................ 851,008,757
a
Preferred Stocks
Beverages  —  3 .6%
Embotelladora Andina SA , Class B , Preference Shares 7,729,859 37,517,557
a
Chemicals  —  14 .7%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 1,879,876 153,076,164
a
a
Total Preferred Stocks — 18.3%
(Cost: $ 93,462,165 ) ................................. 190,593,721
Total Long-Term Investments — 99.8%
(Cost: $ 696,655,037 ) ................................ 1,041,602,478
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (c)
............................ 2,149,513 2,149,513
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,149,513 ) .................................. 2,149,513
Total Investments — 100.0%
(Cost: $ 698,804,550 ) ................................ 1,043,751,991
Liabilities in Excess of Other Assets — 0 .0% ................ (331,348)
Net Assets — 100.0% ................................. $ 1,043,420,643
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Chile ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 710,000  $ 1,439,513
(a)
$ —  $ —  $ —  $ 2,149,513  2,149,513  $ 57,298  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 30 09/18/26 $ 2,567 $ (89,083)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 89,083 $ — $ — $ — $ 89,083
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 716,433 $ — $ — $ — $ 716,433
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (104,579) $ — $ — $ — $ (104,579)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,479,720
a

iShares
®
MSCI Chile ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 851,008,757  $ —  $ —  $ 851,008,757
Preferred Stocks .......................................... 190,593,721  —  —  190,593,721
Short-Term Securities
Money Market Funds ....................................... 2,149,513  —  —  2,149,513
$ 1,043,751,991  $ —  $ —  $ 1,043,751,991
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (89,083) $ —  $ —  $ (89,083)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Israel ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  5 .3%
Aryt Industries Ltd.
(a)
....................... 132,192 $ 695,457
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 16,511 4,209,650
Elbit Systems Ltd. ........................ 60,768 42,751,373
47,656,480
a
Banks  —  24 .9%
Bank Hapoalim BM ....................... 2,827,013 72,994,327
Bank Leumi Le-Israel BM ................... 3,180,849 81,093,261
FIBI Holdings Ltd. ........................ 36,400 3,788,048
First International Bank Of Israel Ltd. (The) ....... 113,816 8,948,127
Israel Discount Bank Ltd. , Class A ............. 2,644,659 30,224,920
Mizrahi Tefahot Bank Ltd. ................... 337,319 26,156,438
223,205,121
a
Broadline Retail  —  1 .3%
Global-e Online Ltd.
(b)
...................... 238,053 8,891,279
Max Stock Ltd. .......................... 225,816 2,861,405
11,752,684
a
Building Products  —  0 .2%
Inrom Construction Industries Ltd. ............. 226,016 1,919,919
a
Capital Markets  —  1 .9%
Etoro Group Ltd. , Class A
(a) (b)
................. 101,082 3,232,603
IBI Investment House Ltd. ................... 7,663 1,079,418
Meitav Investment House Ltd. ................ 86,583 3,447,750
Tel Aviv Stock Exchange Ltd.
(a)
................ 192,872 8,206,672
YD More Investments Ltd. ................... 65,922 904,935
16,871,378
a
Chemicals  —  1 .5%
ICL Group Ltd. ........................... 1,534,441 8,754,337
Israel Corp. Ltd.
(a)
......................... 83,328 2,345,071
Turpaz Industries Ltd. ...................... 129,451 2,457,585
13,556,993
a
Communications Equipment  —  0 .4%
Gilat Satellite Networks Ltd.
(a) (b)
............... 164,160 1,595,269
Ituran Location and Control Ltd. ............... 32,250 1,643,460
3,238,729
a
Construction & Engineering  —  2 .1%
Afcon Holdings Ltd. ....................... 4,997 833,627
Ashtrom Group Ltd.
(a)
...................... 90,484 1,697,394
Danya Cebus Ltd. ........................ 28,440 1,013,508
Elco Ltd.
(a)
............................. 19,989 854,258
Electra Ltd.
(a)
............................ 91,039 3,584,002
Kvutzat Acro Ltd.
(b)
........................ 61,399 817,927
Shapir Engineering and Industry Ltd. ............ 329,737 4,685,283
Shikun & Binui Ltd.
(a) (b)
..................... 755,715 4,501,927
Shikun & Binui Soltec Renewable Energy
(b)
....... 630,199 885,680
18,873,606
a
Consumer Finance  —  0 .2%
Isracard Ltd.
(b)
........................... 387,187 1,464,103
a
Consumer Staples Distribution & Retail  —  1 .0%
M Yochananof & Sons Ltd. .................. 10,129 1,158,587
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 17,866 2,095,911
Shufersal Ltd. ........................... 432,523 5,455,771
8,710,269
a
Security Shares Value
a
Diversified REITs  —  0 .5%
REIT 1 Ltd. ............................. 437,922 $ 3,164,671
Sella Capital Real Estate Ltd. ................. 539,973 1,590,444
4,755,115
a
Diversified Telecommunication Services  —  1 .7%
Bezeq The Israeli Telecommunication Corp. Ltd. .... 5,964,179 15,703,028
a
Electronic Equipment, Instruments & Components  —  1 .9%
Nayax Ltd.
(a) (b)
........................... 31,916 1,667,612
Next Vision Stabilized Systems Ltd. ............ 159,651 11,186,436
Priortech Ltd.
(b)
.......................... 18,084 1,706,289
RP Optical Lab Ltd.
(a) (b)
..................... 101,003 1,203,112
Telsys Ltd. ............................. 10,848 1,284,712
17,048,161
a
Energy Equipment & Services  —  0 .1%
Lapidoth Capital Ltd. ...................... 45,081 1,206,955
a
Financial Services  —  0 .2%
Mivtach Shamir Holdings Ltd. ................. 11,549 1,498,369
a
Food Products  —  0 .6%
Neto Malinda Trading Ltd. ................... 23,852 929,435
Strauss Group Ltd.
(a)
....................... 126,648 4,764,077
5,693,512
a
Health Care Equipment & Supplies  —  0 .4%
Alpha Tau Medical Ltd.
(b)
.................... 134,221 1,893,858
Inmode Ltd.
(a) (b)
.......................... 102,502 1,533,430
3,427,288
a
Hotels, Restaurants & Leisure  —  0 .5%
Fattal Holdings 1998 Ltd.
(b)
.................. 13,373 3,185,747
Isrotel Ltd.
(b)
............................ 38,990 1,738,683
4,924,430
a
Household Durables  —  0 .1%
Azorim-Investment Development & Construction Co.
Ltd.
(a)
............................... 164,215 924,901
a
Independent Power and Renewable Electricity Producers  —  6 .1%
Doral Group Renewable Energy Resources Ltd.
(b)
... 267,978 5,871,952
Energix-Renewable Energies Ltd. .............. 628,137 4,307,916
Enlight Renewable Energy Ltd.
(a) (b)
............. 302,195 23,606,310
Kenon Holdings Ltd. ....................... 42,237 2,882,173
Meshek Energy Renewable Energies Ltd.
(a) (b)
...... 710,348 2,478,621
OPC Energy Ltd.
(b)
........................ 368,657 12,285,002
OY Nofar Energy Ltd.
(b)
..................... 55,899 3,099,526
54,531,500
a
Insurance  —  8 .9%
Ayalon Holdings Ltd. ...................... 19,931 1,143,092
Clal Insurance Enterprises Holdings Ltd. ......... 149,548 13,205,000
Harel Insurance Investments & Financial Services Ltd. 255,441 16,523,874
IDI Insurance Co. Ltd. ...................... 19,179 1,684,008
Menora Mivtachim Holdings Ltd. ............... 47,268 8,156,268
Migdal Insurance & Financial Holdings Ltd.
(b)
...... 1,202,623 8,128,748
Phoenix Financial Ltd. ..................... 490,181 30,753,373
79,594,363
a
IT Services  —  1 .8%
Formula Systems 1985 Ltd.
(a)
................. 20,610 2,640,054
Matrix IT Ltd. ............................ 104,770 3,860,312
One Software Technologies Ltd. ............... 103,021 2,376,759
Wix.com Ltd.
(a) (b)
......................... 79,151 6,985,076
15,862,201
a

iShares
®
MSCI Israel ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Machinery  —  0 .2%
Kornit Digital Ltd.
(b)
........................ 92,872 $ 1,563,965
a
Marine Transportation  —  0 .7%
ZIM Integrated Shipping Services Ltd. ........... 247,368 6,777,883
a
Oil, Gas & Consumable Fuels  —  2 .0%
Delek Group Ltd. ......................... 197,650 5,588,981
Equital Ltd.
(b)
............................ 51,161 1,844,976
Oil Refineries Ltd. ........................ 4,727,206 3,347,044
Paz Retail And Energy Ltd. .................. 22,108 6,428,530
Tamar Petroleum Ltd.
(c)
..................... 47,578 445,554
17,655,085
a
Passenger Airlines  —  0 .5%
El Al Israel Airlines Ltd. ..................... 734,040 4,184,243
a
Personal Care Products  —  0 .1%
Oddity Tech Ltd. , Class A
(a) (b)
................. 61,660 887,904
a
Pharmaceuticals  —  10 .1%
Teva Pharmaceutical Industries Ltd. , ADR
(b)
....... 2,516,914 90,734,750
a
Professional Services  —  0 .4%
Danel Adir Yeoshua Ltd. .................... 9,024 1,280,665
Hilan Ltd.
(a)
............................. 34,950 2,829,834
4,110,499
a
Real Estate Management & Development  —  7 .6%
AFI Properties Ltd.
(b)
....................... 17,461 1,033,078
Africa Israel Residences Ltd.
(a)
................ 13,828 1,084,111
Airport City Ltd.
(b)
......................... 103,822 1,871,330
Alony Hetz Properties & Investments Ltd. ......... 342,353 3,649,047
Amot Investments Ltd. ..................... 533,703 3,486,593
Amram Avraham Construction Co. Ltd.
(a) (b)
........ 60,011 725,600
Argo Properties N.V.
(a) (b)
.................... 42,140 1,847,652
Aura Investments Ltd.
(a)
.................... 340,652 2,038,308
Azrieli Group Ltd. ......................... 94,200 12,474,358
Big Shopping Centers Ltd. ................... 36,192 8,205,360
Blue Square Real Estate Ltd. ................. 10,570 1,060,853
Electra Real Estate Ltd.
(a) (b)
.................. 69,084 525,852
G City Ltd. ............................. 163,674 618,047
Gav-Yam Lands Corp. Ltd. .................. 143,047 1,798,963
Israel Canada T.R Ltd.
(a)
.................... 390,330 1,872,588
Isras Holdings Ltd. ........................ 7,531 958,392
Isras Investment Co. Ltd. ................... 2,274 618,440
Mega Or Holdings Ltd. ..................... 53,589 8,058,739
Melisron Ltd. ............................ 51,553 7,038,018
Mivne Real Estate KD Ltd. ................... 1,173,497 5,053,517
Prashkovsky Investments and Construction Ltd.
(a)
... 13,602 596,448
Summit Real Estate Holdings Ltd. .............. 80,062 1,294,828
YH Dimri Construction & Development Ltd. ....... 21,164 2,611,597
68,521,719
a
Semiconductors & Semiconductor Equipment  —  9 .3%
Camtek Ltd.
(a) (b)
.......................... 63,030 8,488,827
Nova Ltd.
(b)
............................. 68,699 24,129,421
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Qualitau Ltd.
(a)
........................... 10,607 $ 1,162,571
Tower Semiconductor Ltd.
(b)
.................. 241,562 49,707,005
83,487,824
a
Software  —  5 .6%
Cellebrite DI Ltd.
(b)
........................ 269,307 3,231,684
Check Point Software Technologies Ltd.
(b)
........ 168,975 23,472,317
Monday.com Ltd.
(a) (b)
....................... 70,816 7,162,330
Nice Ltd.
(b)
............................. 120,325 13,140,874
Radware Ltd.
(b)
.......................... 72,769 2,101,569
Riskified Ltd. , Class A
(a) (b)
................... 161,877 1,018,206
50,126,980
a
Specialty Retail  —  0 .3%
Carasso Motors Ltd.
(a)
...................... 76,027 672,824
Fox Wizel Ltd.
(a)
.......................... 18,032 1,974,507
2,647,331
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Delta Galil Ltd.
(a)
......................... 22,724 1,378,732
a
Trading Companies & Distributors  —  0 .2%
Scope Metals Group Ltd. .................... 17,180 1,688,262
a
Wireless Telecommunication Services  —  0 .8%
Cellcom Israel Ltd. ........................ 246,068 2,912,796
Partner Communications Co. Ltd. .............. 325,537 4,019,178
6,931,974
a
Total Long-Term Investments — 99.5%
(Cost: $ 687,735,515 ) ................................ 893,116,256
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 30,014,746 30,023,750
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 401,388 401,388
a
Total Short-Term Securities — 3.4%
(Cost: $ 30,423,870 ) ................................. 30,425,138
Total Investments — 102.9%
(Cost: $ 718,159,385 ) ................................ 923,541,394
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (26,250,449)
Net Assets — 100.0% ................................. $ 897,290,945
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Israel ETF
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 5,111,922 $ 24,917,597
(a)
$ — $ (6,688) $ 919 $ 30,023,750 30,014,746 $ 387,540
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 240,000 161,388
(a)
— — — 401,388 401,388 18,587 —
$ — $ (6,688) $ 919
$ 30,425,138
$ 406,127 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 51 09/18/26 $ 3,813 $ 56,085
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 56,085 $ — $ — $ — $ 56,085
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 819,262 $ — $ — $ — $ 819,262
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 72,151 $ — $ — $ — $ 72,151
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,827,305
a

iShares
®
MSCI Israel ETF
Schedule of Investments
(continued)
August 31, 2026
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 187,953,686  $ 705,162,570  $ —  $ 893,116,256
Short-Term Securities
Money Market Funds ........................................ 30,425,138  —  —  30,425,138
$ 218,378,824  $ 705,162,570  $ —  $ 923,541,394
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 56,085  $ —  $ —  $ 56,085
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .8%
Aisin Corp. ............................. 1,954,600 $ 27,413,441
Bridgestone Corp. ........................ 4,587,000 118,500,801
Denso Corp. ............................ 6,893,200 82,753,078
Sumitomo Electric Industries Ltd. .............. 12,285,900 170,134,985
398,802,305
a
Automobiles  —  5 .3%
Honda Motor Co. Ltd. ...................... 15,614,200 167,158,975
Isuzu Motors Ltd. ......................... 2,261,500 32,116,216
Nissan Motor Co. Ltd.
(a) (b)
................... 9,982,700 20,411,659
Subaru Corp. ........................... 2,230,800 36,986,170
Suzuki Motor Corp. ....................... 6,741,000 93,324,618
Toyota Motor Corp. ....................... 40,779,900 800,959,145
Yamaha Motor Co. Ltd. ..................... 3,828,800 45,612,204
1,196,568,987
a
Banks  —  12 .2%
Chiba Bank Ltd. (The) ...................... 2,333,100 40,940,558
Japan Post Bank Co. Ltd. ................... 7,685,800 162,775,869
Mitsubishi UFJ Financial Group, Inc. ............ 45,913,180 1,046,757,642
Mizuho Financial Group, Inc. ................. 9,975,158 531,361,652
Resona Holdings, Inc. ..................... 8,940,300 140,186,574
Sumitomo Mitsui Financial Group, Inc. ........... 15,630,400 670,977,937
Sumitomo Mitsui Trust Group, Inc. ............. 10,800,456 119,563,971
Yokohama Financial Group, Inc. ............... 4,172,400 50,644,978
2,763,209,181
a
Beverages  —  0 .6%
Asahi Group Holdings Ltd. ................... 6,057,000 63,488,475
Kirin Holdings Co. Ltd. ..................... 3,331,500 63,603,222
Suntory Beverage & Food Ltd. ................ 526,500 14,835,664
141,927,361
a
Broadline Retail  —  0 .6%
Pan Pacific International Holdings Corp. ......... 8,189,400 41,342,871
Rakuten Group, Inc.
(a)
...................... 6,057,700 29,247,414
Ryohin Keikaku Co. Ltd. .................... 2,172,500 58,876,690
129,466,975
a
Building Products  —  0 .7%
AGC, Inc. .............................. 819,700 29,279,050
Daikin Industries Ltd. ...................... 1,070,900 137,933,178
167,212,228
a
Capital Markets  —  1 .3%
Daiwa Securities Group, Inc. ................. 5,380,900 61,787,958
Japan Exchange Group, Inc. ................. 4,213,000 58,871,513
Nomura Holdings, Inc. ..................... 12,612,000 128,411,298
SBI Holdings, Inc. ........................ 2,264,720 46,787,435
295,858,204
a
Chemicals  —  2 .6%
Asahi Kasei Corp. ........................ 5,270,000 53,943,296
Mitsubishi Chemical Group Corp. .............. 5,169,900 38,765,775
Nippon Paint Holdings Co. Ltd. ................ 4,021,000 30,333,716
Nippon Sanso Holdings Corp. ................ 745,700 26,410,878
Nitto Denko Corp. ........................ 2,844,000 62,109,775
Resonac Holdings Corp. .................... 780,000 76,349,220
Shin-Etsu Chemical Co. Ltd. ................. 7,051,700 264,020,069
Toray Industries, Inc. ...................... 5,479,500 43,951,821
595,884,550
a
Security Shares Value
a
Commercial Services & Supplies  —  0 .6%
Dai Nippon Printing Co. Ltd. ................. 1,552,700 $ 30,010,547
Secom Co. Ltd. .......................... 1,707,700 69,120,183
TOPPAN Holdings, Inc. ..................... 950,800 30,144,463
129,275,193
a
Construction & Engineering  —  0 .8%
Kajima Corp. ............................ 1,698,800 51,212,376
Obayashi Corp. .......................... 2,682,600 50,036,997
Shimizu Corp. ........................... 2,092,600 31,126,435
Taisei Corp. ............................ 616,500 48,271,395
180,647,203
a
Consumer Staples Distribution & Retail  —  0 .8%
Aeon Co. Ltd. ........................... 9,287,500 78,888,889
Seven & i Holdings Co. Ltd. .................. 7,978,240 100,988,393
179,877,282
a
Diversified Telecommunication Services  —  0 .6%
NTT, Inc. .............................. 129,277,500 139,393,009
a
Electric Utilities  —  0 .5%
Chubu Electric Power Co., Inc. ................ 2,871,200 51,525,733
Kansai Electric Power Co., Inc. (The) ........... 4,063,200 71,275,536
122,801,269
a
Electrical Equipment  —  3 .0%
Fuji Electric Co. Ltd. ....................... 577,500 49,612,506
Fujikura Ltd. ............................ 6,486,700 221,166,925
Furukawa Electric Co. Ltd. ................... 2,809,400 69,784,440
Mitsubishi Electric Corp. .................... 8,175,400 283,087,289
NIDEC CORP.
(a)
.......................... 3,578,300 57,542,914
681,194,074
a
Electronic Equipment, Instruments & Components  —  5 .1%
Ibiden Co. Ltd. ........................... 1,001,200 126,456,421
Keyence Corp. .......................... 810,304 422,205,659
Kyocera Corp. ........................... 5,039,600 114,653,306
Murata Manufacturing Co. Ltd. ................ 6,961,600 309,374,269
TDK Corp. ............................. 8,146,300 155,991,569
Yokogawa Electric Corp. .................... 939,800 29,879,234
1,158,560,458
a
Entertainment  —  1 .8%
Capcom Co. Ltd. ......................... 1,140,300 30,398,061
Konami Group Corp. ...................... 416,000 57,413,739
Nexon Co. Ltd. .......................... 1,364,300 27,006,465
Nintendo Co. Ltd. ......................... 4,703,400 265,124,364
Toho Co. Ltd. ........................... 2,191,500 21,686,360
401,628,989
a
Financial Services  —  1 .0%
Mitsubishi HC Capital, Inc. ................... 3,788,200 32,983,189
ORIX Corp. ............................. 4,711,300 183,296,932
216,280,121
a
Food Products  —  0 .7%
Ajinomoto Co., Inc. ........................ 3,683,300 123,825,766
Kikkoman Corp. .......................... 2,875,800 32,972,532
156,798,298
a
Gas Utilities  —  0 .4%
Osaka Gas Co. Ltd. ....................... 1,400,000 50,429,475
Tokyo Gas Co. Ltd. ....................... 1,271,200 49,150,797
99,580,272
a

iShares
®
MSCI Japan ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Ground Transportation  —  1 .0%
Central Japan Railway Co. .................. 3,227,600 $ 80,012,462
East Japan Railway Co. .................... 4,132,100 92,163,994
Hankyu Hanshin Holdings, Inc. ................ 972,600 28,592,160
West Japan Railway Co. .................... 1,764,800 33,307,493
234,076,109
a
Health Care Equipment & Supplies  —  1 .6%
Hoya Corp. ............................. 1,439,400 220,409,497
Olympus Corp. .......................... 4,540,800 59,946,949
Terumo Corp. ........................... 5,736,300 90,398,777
370,755,223
a
Hotels, Restaurants & Leisure  —  0 .5%
Oriental Land Co. Ltd. ..................... 4,634,500 87,720,490
Zensho Holdings Co. Ltd. ................... 397,100 29,257,364
116,977,854
a
Household Durables  —  4 .2%
Panasonic Holdings Corp. ................... 10,024,215 279,517,428
Sekisui House Ltd. ........................ 2,520,400 54,344,850
Sony Group Corp. ........................ 25,001,100 617,801,109
951,663,387
a
Household Products  —  0 .1%
Unicharm Corp. .......................... 4,601,700 28,748,694
a
Industrial Conglomerates  —  2 .9%
Hikari Tsushin, Inc. ........................ 76,300 19,300,359
Hitachi Ltd. ............................. 19,009,100 645,335,082
664,635,441
a
Insurance  —  4 .6%
Daiichi Life Group, Inc. ..................... 14,815,400 169,448,514
Japan Post Holdings Co. Ltd. ................. 6,637,300 102,711,257
Japan Post Insurance Co. Ltd. ................ 2,214,300 23,361,778
MS&AD Insurance Group Holdings, Inc. ......... 5,132,620 163,023,709
Sompo Holdings, Inc. ...................... 3,520,450 149,992,643
T&D Holdings, Inc. ........................ 1,883,600 57,156,204
Tokio Marine Holdings, Inc. .................. 7,690,000 369,245,521
1,034,939,626
a
Interactive Media & Services  —  0 .2%
LY Corp. ............................... 11,085,300 38,628,810
a
IT Services  —  2 .0%
Fujitsu Ltd. ............................. 7,291,500 175,042,844
NEC Corp. ............................. 5,257,100 160,300,777
Nomura Research Institute Ltd. ............... 1,567,612 51,912,514
Obic Co. Ltd. ............................ 1,393,800 44,344,156
Otsuka Corp. ........................... 966,200 21,821,968
453,422,259
a
Leisure Products  —  0 .5%
Bandai Namco Holdings, Inc. ................. 2,153,294 77,123,475
Shimano, Inc. ........................... 297,500 37,041,201
114,164,676
a
Machinery  —  4 .9%
Daifuku Co. Ltd. .......................... 1,356,900 48,919,027
Ebara Corp. ............................ 1,965,600 56,905,041
FANUC Corp. ........................... 4,011,500 150,315,345
IHI Corp. .............................. 4,179,800 69,835,939
Kawasaki Heavy Industries Ltd. ............... 3,182,900 50,689,650
Komatsu Ltd. ........................... 3,699,400 171,086,815
Kubota Corp. ........................... 3,915,100 71,430,841
Makita Corp. ............................ 938,200 30,996,093
MINEBEA MITSUMI, Inc. ................... 1,420,100 29,825,838
Security Shares Value
a
Machinery (continued)
Mitsubishi Heavy Industries Ltd. ............... 13,776,700 $ 333,843,533
SMC Corp. ............................. 233,600 102,396,542
1,116,244,664
a
Marine Transportation  —  0 .7%
Kawasaki Kisen Kaisha Ltd. .................. 1,479,900 30,790,470
Mitsui OSK Lines Ltd. ...................... 1,448,200 63,425,601
Nippon Yusen KK ......................... 1,611,300 70,852,643
165,068,714
a
Metals & Mining  —  1 .1%
JX Advanced Metals Corp. .................. 2,351,900 54,847,537
Mitsui Kinzoku Co. Ltd. ..................... 234,300 42,442,335
Nippon Steel Corp. ........................ 20,743,950 86,970,911
Sumitomo Metal Mining Co. Ltd. ............... 1,031,200 71,141,865
255,402,648
a
Office REITs  —  0 .1%
Nippon Building Fund, Inc. ................... 32,194 25,428,321
a
Oil, Gas & Consumable Fuels  —  0 .9%
ENEOS Holdings, Inc. ..................... 11,070,095 92,301,723
Idemitsu Kosan Co. Ltd. .................... 3,153,745 27,928,416
Inpex Corp. ............................. 3,794,200 93,760,640
213,990,779
a
Passenger Airlines  —  0 .1%
ANA Holdings, Inc. ........................ 668,600 12,688,900
a
Personal Care Products  —  0 .6%
Kao Corp. .............................. 3,906,400 88,938,241
Shiseido Co. Ltd. ......................... 1,722,000 40,169,093
129,107,334
a
Pharmaceuticals  —  3 .8%
Astellas Pharma, Inc. ...................... 7,402,150 109,745,774
Chugai Pharmaceutical Co. Ltd. ............... 2,892,500 125,200,823
Daiichi Sankyo Co. Ltd. ..................... 7,206,607 129,058,303
Eisai Co. Ltd. ........................... 1,107,000 32,899,802
Kyowa Kirin Co. Ltd. ....................... 999,100 16,453,090
Otsuka Holdings Co. Ltd. ................... 1,808,200 138,670,414
Shionogi & Co. Ltd. ....................... 3,251,200 59,101,407
Takeda Pharmaceutical Co. Ltd. ............... 6,886,900 248,977,565
860,107,178
a
Professional Services  —  2 .8%
Recruit Holdings Co. Ltd. ................... 5,696,800 645,183,277
a
Real Estate Management & Development  —  1 .7%
Daito Trust Construction Co. Ltd. .............. 1,241,400 25,883,825
Daiwa House Industry Co. Ltd. ................ 2,413,800 70,455,539
Hulic Co. Ltd. ........................... 1,953,300 21,789,119
Mitsubishi Estate Co. Ltd. ................... 4,555,300 107,229,160
Mitsui Fudosan Co. Ltd. .................... 10,809,000 102,244,900
Sumitomo Realty & Development Co. Ltd. ........ 2,615,100 54,243,760
381,846,303
a
Semiconductors & Semiconductor Equipment  —  10 .2%
Advantest Corp. .......................... 3,146,600 658,543,548
Disco Corp. ............................. 373,200 133,976,512
Kioxia Holdings Corp.
(a)
..................... 1,649,600 510,046,193
Kokusai Electric Corp. ..................... 949,200 51,660,158
Lasertec Corp. .......................... 335,200 70,044,272
Renesas Electronics Corp. .................. 7,450,400 155,814,500
SCREEN Holdings Co. Ltd. .................. 657,300 55,310,333

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Japan ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. ....................... 1,911,356 $ 668,977,442
2,304,372,958
a
Specialty Retail  —  1 .9%
Fast Retailing Co. Ltd. ..................... 786,500 354,867,021
Nitori Holdings Co. Ltd. ..................... 1,659,700 31,665,909
Sanrio Co. Ltd.
(b)
......................... 4,122,300 33,197,740
419,730,670
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Canon, Inc. ............................. 3,440,150 100,341,056
FUJIFILM Holdings Corp. ................... 4,774,400 100,720,371
201,061,427
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Asics Corp. ............................. 2,920,300 81,893,767
a
Tobacco  —  0 .9%
Japan Tobacco, Inc. ....................... 4,728,500 204,503,943
a
Trading Companies & Distributors  —  6 .7%
ITOCHU Corp. .......................... 23,844,300 314,494,599
Marubeni Corp. .......................... 5,888,700 180,159,498
Mitsubishi Corp. .......................... 13,159,100 394,329,334
Mitsui & Co. Ltd. ......................... 10,159,000 317,184,760
Sumitomo Corp. ......................... 17,466,200 194,973,853
Toyota Tsusho Corp. ....................... 2,740,300 127,189,352
1,528,331,396
a
Security Shares Value
a
Wireless Telecommunication Services  —  4 .1%
KDDI Corp. ............................. 12,488,600 $ 230,699,187
SoftBank Corp. .......................... 123,896,400 183,520,550
SoftBank Group Corp. ..................... 15,959,200 514,119,929
928,339,666
a
Total Long-Term Investments — 99.8%
(Cost: $ 18,876,379,575 ) .............................. 22,636,279,983
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 8,381,201 8,383,716
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 9,085,060 9,085,060
a
Total Short-Term Securities — 0.1%
(Cost: $ 17,468,633 ) ................................. 17,468,776
Total Investments — 99.9%
(Cost: $ 18,893,848,208 ) .............................. 22,653,748,759
Other Assets Less Liabilities — 0 .1% ..................... 32,822,089
Net Assets — 100.0% ................................. $ 22,686,570,848
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 31,361,067  $ —  $ (22,972,991)
(a)
$ (2,695) $ (1,665) $ 8,383,716  8,381,201  $ 103,933
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,730,000  3,355,060
(a)
—  —  —  9,085,060  9,085,060  289,382  —
$ —  $ (2,695) $ (1,665)
$ 17,468,776
$ 393,315  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ......................................................................... 180 09/10/26 $ 46,617 $ 2,074,401

iShares
®
MSCI Japan ETF
Schedule of Investments
(continued)
August 31, 2026
23
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,074,401 $ — $ — $ — $ 2,074,401
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 35,892,596 $ — $ — $ — $ 35,892,596
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,955,174 $ — $ — $ — $ 1,955,174
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 103,639,431
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 66,505,233  $ 22,569,774,750  $ —  $ 22,636,279,983
Short-Term Securities
Money Market Funds ........................................ 17,468,776  —  —  17,468,776
$ 83,974,009  $ 22,569,774,750  $ —  $ 22,653,748,759
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ —  $ 2,074,401  $ —  $ 2,074,401
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Mexico ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  15 .3%
Banco del Bajio SA
(a)
...................... 6,563,852 $ 22,244,520
Grupo Financiero Banorte SAB de CV , Class O .... 17,807,480 201,643,732
Grupo Financiero Inbursa SAB de CV , Series O
(b)
... 13,294,278 34,572,342
Regional SAB de CV ...................... 2,367,045 19,578,158
278,038,752
a
Beverages  —  13 .1%
Arca Continental SAB de CV ................. 4,239,956 48,592,561
Coca-Cola Femsa SAB de CV ................ 3,440,827 38,249,743
Fomento Economico Mexicano SAB de CV ....... 12,480,488 150,641,582
237,483,886
a
Capital Markets  —  0 .7%
Bolsa Mexicana de Valores SAB de CV .......... 5,167,754 11,757,576
a
Chemicals  —  1 .4%
Alpek SAB de CV , Class A
(c)
.................. 17,483,134 13,094,516
Orbia Advance Corp. SAB de CV
(c)
............. 10,119,771 12,646,402
25,740,918
a
Construction Materials  —  5 .5%
Cemex SAB de CV, CPO , NVS ............... 74,707,874 80,525,537
GCC SAB de CV
(b)
........................ 1,674,022 19,081,927
99,607,464
a
Consumer Finance  —  1 .3%
Gentera SAB de CV ....................... 9,783,749 23,485,902
a
Consumer Staples Distribution & Retail  —  4 .8%
La Comer SAB de CV ...................... 3,857,176 7,234,850
Wal-Mart de Mexico SAB de CV ............... 28,765,579 79,663,448
86,898,298
a
Diversified REITs  —  2 .7%
Concentradora Fibra Danhos SA de CV .......... 4,450,247 7,642,932
Fibra Uno Administracion SA de CV ............ 24,040,773 41,457,778
49,100,710
a
Diversified Telecommunication Services  —  0 .7%
Grupo Televisa SAB, CPO
(b) (c)
................ 24,179,773 13,315,879
a
Food Products  —  5 .1%
Gruma SAB de CV , Class B .................. 1,410,104 20,509,684
Grupo Bimbo SAB de CV , Series A ............. 10,917,452 38,007,092
Sigma Foods SAB de CV ................... 31,864,082 34,982,821
93,499,597
a
Hotels, Restaurants & Leisure  —  0 .7%
Alsea SAB de CV
(b)
....................... 5,523,047 13,527,793
a
Household Products  —  1 .7%
Kimberly-Clark de Mexico SAB de CV , Class A ..... 13,179,910 30,955,994
a
Industrial Conglomerates  —  2 .1%
Grupo Carso SAB de CV , Series A1 ............ 4,702,260 38,632,984
a
Industrial REITs  —  3 .7%
FIBRA Macquarie Mexico
(a) (b)
................. 62,160 160,918
Fibra MTY SAPI de CV
(b)
.................... 30,241,524 25,692,872
Prologis Property Mexico SA de CV ............ 8,926,210 40,486,191
66,339,981
a
Insurance  —  1 .0%
Qualitas Controladora SAB de CV ............. 1,936,296 17,499,797
a
Security Shares Value
a
Media  —  0 .8%
Megacable Holdings SAB de CV, CPO .......... 4,887,861 $ 15,138,279
a
Metals & Mining  —  20 .9%
Grupo Mexico SAB de CV , Series B ............ 22,001,900 302,421,028
Industrias Penoles SAB de CV ................ 1,476,772 78,532,023
380,953,051
a
Passenger Airlines  —  0 .5%
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(b) (c)
................................ 12,736,237 8,325,244
a
Pharmaceuticals  —  0 .4%
Genomma Lab Internacional SAB de CV , Class B ... 9,802,815 7,613,187
a
Real Estate Management & Development  —  1 .5%
Corp Inmobiliaria Vesta SAB de CV ............ 7,962,685 27,584,754
a
Transportation Infrastructure  —  8 .4%
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 2,414,694 29,912,942
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(c)
2,932,308 60,421,612
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,469,377 37,696,528
Promotora y Operadora de Infraestructura SAB de CV 1,613,956 24,881,954
152,913,036
a
Wireless Telecommunication Services  —  7 .2%
America Movil SAB de CV , Series B ............ 113,977,919 131,504,343
a
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,874,827,227 ) ............................... 1,809,917,425
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 13,655,970 13,660,067
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 780,767 780,767
a
Total Short-Term Securities — 0.8%
(Cost: $ 14,438,932 ) ................................. 14,440,834
Total Investments — 100.3%
(Cost: $ 1,889,266,159 ) ............................... 1,824,358,259
Liabilities in Excess of Other Assets — ( 0 .3 ) % ............... (4,807,234)
Net Assets — 100.0% ................................. $ 1,819,551,025
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Mexico ETF
Schedule of Investments
(continued)
August 31, 2026
25
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 19,384,512 $ — $ (5,717,112)
(a)
$ (5,775) $ (1,558) $ 13,660,067 13,655,970 $ 273,833
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 690,640 90,127
(a)
— — — 780,767 780,767 38,411 —
$ — $ (5,775) $ (1,558)
$ 14,440,834
$ 312,244 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Mexican BOLSA Index ................................................................. 163 09/18/26 $ 6,291 $ (156,798)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 156,798 $ — $ — $ — $ 156,798
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 388,342 $ — $ — $ — $ 388,342
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (187,381) $ — $ — $ — $ (187,381)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Mexico ETF
26
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,001,246
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,809,917,425  $ —  $ —  $ 1,809,917,425
Short-Term Securities
Money Market Funds ....................................... 14,440,834  —  —  14,440,834
$ 1,824,358,259  $ —  $ —  $ 1,824,358,259
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (156,798) $ —  $ —  $ (156,798)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI South Africa ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  16 .1%
Absa Group Ltd. ......................... 1,356,863 $ 19,270,544
Capitec Ltd. ............................ 87,808 25,373,331
Nedbank Group Ltd. ....................... 735,408 13,449,352
Standard Bank Group Ltd. ................... 1,791,948 35,303,754
93,396,981
a
Broadline Retail  —  8 .7%
Naspers Ltd. , Class N ...................... 1,032,538 50,566,480
a
Capital Markets  —  1 .2%
Reinet Investments SCA .................... 264,066 7,135,993
a
Chemicals  —  2 .1%
Sasol Ltd.
(a)
............................. 989,927 12,019,204
a
Consumer Staples Distribution & Retail  —  6 .3%
Bid Corp. Ltd. ........................... 553,928 15,480,230
Clicks Group Ltd. ......................... 475,565 5,861,967
Shoprite Holdings Ltd. ..................... 783,871 14,980,157
36,322,354
a
Financial Services  —  8 .9%
FirstRand Ltd. ........................... 6,927,553 41,006,980
Remgro Ltd. ............................ 860,445 10,370,489
51,377,469
a
Industrial Conglomerates  —  1 .5%
Bidvest Group Ltd. ........................ 587,254 8,525,964
a
Insurance  —  6 .7%
Discovery Ltd. ........................... 902,689 14,477,217
OUTsurance Group Ltd. .................... 1,586,868 8,617,347
Sanlam Ltd. ............................ 2,939,053 15,816,089
38,910,653
a
Metals & Mining  —  38 .9%
Anglogold Ashanti PLC ..................... 708,530 79,586,484
Gold Fields Ltd. .......................... 1,242,323 57,699,473
Security Shares Value
a
Metals & Mining (continued)
Harmony Gold Mining Co. Ltd. ................ 914,100 $ 17,925,340
Impala Platinum Holdings Ltd. ................ 1,433,578 20,056,710
Northam Platinum Holdings Ltd. ............... 623,681 11,323,119
Sibanye Stillwater Ltd. ..................... 4,714,492 13,958,222
Valterra Platinum Ltd. ...................... 286,512 24,483,524
225,032,872
a
Real Estate Management & Development  —  1 .8%
NEPI Rockcastle N.V.
(a)
..................... 1,070,789 10,107,623
a
Specialty Retail  —  1 .4%
Pepkor Holdings Ltd.
(b)
..................... 6,466,290 7,904,053
a
Wireless Telecommunication Services  —  6 .1%
MTN Group Ltd. .......................... 2,152,863 25,249,193
Vodacom Group Ltd. ...................... 1,096,157 10,171,466
35,420,659
a
Total Long-Term Investments — 99.7%
(Cost: $ 568,322,999 ) ................................ 576,720,305
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 218,556 218,556
a
Total Short-Term Securities — 0.0%
(Cost: $ 218,556 ) ................................... 218,556
Total Investments — 99.7%
(Cost: $ 568,541,555 ) ................................ 576,938,861
Other Assets Less Liabilities — 0 .3% ..................... 1,526,308
Net Assets — 100.0% ................................. $ 578,465,169
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 180,000 $ 38,556
(a)
$ — $ — $ — $ 218,556 218,556 $ 22,573 $ —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI South Africa ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/JSE Top 40 Index ................................................................. 29 09/17/26 $ 1,952 $ 497
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 497 $ — $ — $ — $ 497
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 121,334 $ — $ — $ — $ 121,334
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (16,593) $ — $ — $ — $ (16,593)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,336,593
a

iShares
®
MSCI South Africa ETF
Schedule of Investments
(continued)
August 31, 2026
29
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 120,013,737  $ 456,706,568  $ —  $ 576,720,305
Short-Term Securities
Money Market Funds ........................................ 218,556  —  —  218,556
$ 120,232,293  $ 456,706,568  $ —  $ 576,938,861
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 497  $ —  $ —  $ 497
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
August 31, 2026
iShares
®
MSCI South Korea ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Hanwha Aerospace Co. Ltd. ................. 453,569 $ 364,163,392
Hanwha Systems Co. Ltd.
(a)
.................. 1,953,801 103,940,690
Korea Aerospace Industries Ltd.
(a)
.............. 1,516,650 144,877,842
LIG Defense&Aerospace Co. Ltd. .............. 275,245 139,252,988
752,234,912
a
Air Freight & Logistics  —  0 .5%
Hyundai Glovis Co. Ltd. .................... 964,999 145,668,022
a
Automobile Components  —  1 .5%
Hankook Tire & Technology Co. Ltd. ............ 2,536,681 123,140,972
Hyundai Mobis Co. Ltd. ..................... 856,182 282,603,565
405,744,537
a
Automobiles  —  2 .9%
Hyundai Motor Co.
(a)
....................... 1,630,670 479,888,832
Kia Corp. .............................. 3,290,755 313,899,878
793,788,710
a
Banks  —  6 .8%
Hana Financial Group, Inc. .................. 3,864,606 383,966,357
Industrial Bank of Korea .................... 8,449,087 127,634,282
KakaoBank Corp.
(a)
....................... 7,114,394 113,368,534
KB Financial Group, Inc. .................... 4,394,221 551,227,887
Shinhan Financial Group Co. Ltd. .............. 5,665,552 451,087,733
Woori Financial Group, Inc. .................. 10,563,344 258,907,182
1,886,191,975
a
Biotechnology  —  2 .0%
Alteogen, Inc.
(b)
.......................... 963,260 216,708,041
Celltrion, Inc.
(a) (b)
......................... 2,259,144 312,142,211
Samsung Episholdings Co. Ltd.
(a) (b)
............. 53,652 15,155,042
544,005,294
a
Broadline Retail  —  0 .0%
Lotte Shopping Co. Ltd. .................... 1 78
a
Capital Markets  —  1 .2%
Korea Investment Holdings Co. Ltd. ............ 960,315 134,140,112
Mirae Asset Securities Co. Ltd.
(a)
.............. 3,982,599 100,214,954
NH Investment & Securities Co. Ltd.
(a)
........... 5,290,627 102,178,191
336,533,257
a
Chemicals  —  0 .6%
LG Chem Ltd. ........................... 844,451 172,184,583
a
Construction & Engineering  —  0 .5%
Hyundai Engineering & Construction Co. Ltd. ...... 1,640,049 146,962,693
a
Diversified Telecommunication Services  —  0 .2%
LG Uplus Corp. .......................... 4,767,473 52,117,697
a
Electric Utilities  —  0 .3%
Korea Electric Power Corp. .................. 3,746,568 87,355,837
a
Electrical Equipment  —  5 .6%
Doosan Enerbility Co. Ltd.
(a) (b)
................ 5,949,018 356,369,651
Ecopro BM Co. Ltd.
(a)
...................... 1,227,870 107,957,580
Ecopro Co. Ltd.
(a)
......................... 2,068,708 137,363,252
HD Hyundai Electric Co. Ltd.
(a)
................ 361,398 205,015,971
Hyosung Heavy Industries Corp. .............. 88,684 190,618,959
LG Energy Solution Ltd.
(a) (b)
.................. 804,814 221,749,392
LS Electric Co. Ltd. ....................... 1,290,713 194,237,781
Security Shares Value
a
Electrical Equipment (continued)
POSCO Future M Co. Ltd.
(a)
.................. 893,896 $ 130,249,323
1,543,561,909
a
Electronic Equipment, Instruments & Components  —  4 .0%
LG Display Co. Ltd.
(b)
...................... 1,379,582 9,518,642
LG Innotek Co. Ltd. ....................... 28,497 13,258,074
Samsung Electro-Mechanics Co. Ltd.
(a)
.......... 695,981 733,998,448
Samsung SDI Co. Ltd.
(a) (b)
................... 852,216 357,674,913
1,114,450,077
a
Entertainment  —  0 .8%
HYBE Co. Ltd.
(a) (b)
........................ 764,081 99,946,288
Krafton, Inc.
(b)
........................... 737,704 122,093,695
222,039,983
a
Financial Services  —  0 .6%
Meritz Financial Group, Inc.
(a) (b)
................ 1,805,737 160,960,684
a
Food Products  —  0 .5%
Samyang Foods Co. Ltd.
(a)
.................. 130,890 146,509,444
a
Health Care Equipment & Supplies  —  0 .1%
HLB Co. Ltd.
(b)
........................... 590,018 15,363,438
a
Household Durables  —  1 .0%
LG Electronics, Inc. ....................... 1,745,259 274,119,394
a
Industrial Conglomerates  —  5 .8%
Doosan Co. Ltd.
(a)
........................ 156,775 143,478,269
LG Corp. .............................. 2,029,583 176,311,291
Samsung C&T Corp. ...................... 1,185,044 322,443,704
SK Square Co. Ltd.
(a) (b)
..................... 1,053,343 787,524,738
SK, Inc. ............................... 487,245 192,176,726
1,621,934,728
a
Insurance  —  2 .4%
DB Insurance Co. Ltd. ..................... 1,125,958 148,561,362
Samsung Fire & Marine Insurance Co. Ltd.
(a)
...... 514,430 249,002,658
Samsung Life Insurance Co. Ltd. .............. 1,239,895 275,594,658
673,158,678
a
Interactive Media & Services  —  1 .8%
Kakao Corp.
(a)
........................... 6,245,286 166,381,583
NAVER Corp.
(a)
.......................... 2,109,596 333,455,260
499,836,843
a
IT Services  —  0 .6%
Samsung SDS Co. Ltd.
(a)
.................... 959,424 167,572,550
a
Life Sciences Tools & Services  —  0 .8%
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 204,516 226,736,254
a
Machinery  —  3 .0%
Hanwha Ocean Co. Ltd.
(a) (b)
.................. 2,471,736 158,261,915
HD Hyundai Heavy Industries Co. Ltd.
(a)
......... 536,675 175,630,696
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 753,291 191,130,953
Hyundai Rotem Co. Ltd. .................... 1,373,212 136,154,568
Samsung Heavy Industries Co. Ltd.
(b)
........... 11,372,135 172,806,879
833,985,011
a
Marine Transportation  —  0 .5%
HMM Co. Ltd.
(a)
.......................... 8,171,512 127,795,708
a
Metals & Mining  —  0 .9%
POSCO Holdings, Inc. ..................... 1,044,770 257,580,275
a

iShares
®
MSCI South Korea ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  1 .4%
HD Hyundai Co. Ltd. ...................... 896,821 $ 142,884,984
SK Innovation Co. Ltd.
(a) (b)
................... 1,073,666 98,122,401
S-Oil Corp.
(a)
............................ 1,272,145 139,279,034
380,286,419
a
Passenger Airlines  —  0 .5%
Korean Air Lines Co. Ltd. ................... 6,668,769 136,227,545
a
Personal Care Products  —  1 .2%
Amorepacific Corp.
(a)
...................... 1,223,331 131,426,625
APR Corp.
(a)
............................ 564,008 190,990,911
322,417,536
a
Pharmaceuticals  —  0 .4%
Yuhan Corp.
(a)
........................... 2,049,245 125,365,948
a
Semiconductors & Semiconductor Equipment  —  24 .1%
Hanmi Semiconductor Co. Ltd.
(a)
............... 846,221 135,030,052
SK hynix, Inc.
(a)
.......................... 5,402,575 6,538,669,352
6,673,699,404
a
Technology Hardware, Storage & Peripherals  —  22 .2%
Samsung Electronics Co. Ltd. ................ 32,656,421 6,164,972,979
a
Tobacco  —  0 .8%
KT&G Corp. ............................ 1,646,916 214,137,850
a
Wireless Telecommunication Services  —  0 .4%
SK Telecom Co. Ltd. ....................... 1,645,405 112,661,954
a
a
Total Common Stocks — 98.6%
(Cost: $ 14,790,313,689 ) .............................. 27,338,162,206
Security Shares Value
a
Preferred Stocks
Automobiles  —  0 .8%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 706,776 $ 97,688,815
Hyundai Motor Co. , Series 2, Preference Shares , NVS 849,032 118,003,731
215,692,546
Technology Hardware, Storage & Peripherals  —  0 .1%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 121,859 16,502,998
a
a
Total Preferred Stocks — 0.9%
(Cost: $ 219,018,095 ) ................................ 232,195,544
Total Long-Term Investments — 99.5%
(Cost: $ 15,009,331,784 ) .............................. 27,570,357,750
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 1,567,641,291 1,568,111,584
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 10,047,430 10,047,430
a
Total Short-Term Securities — 5.7%
(Cost: $ 1,578,082,506 ) ............................... 1,578,159,014
Total Investments — 105.2%
(Cost: $ 16,587,414,290 ) .............................. 29,148,516,764
Liabilities in Excess of Other Assets — ( 5 .2 ) % ............... (1,431,852,985)
Net Assets — 100.0% ................................. $ 27,716,663,779
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 353,089,159 $ 1,215,080,881
(a)
$ — $ (108,177) $ 49,721 $ 1,568,111,584 1,567,641,291 $ 21,241,332
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,420,000 7,627,430
(a)
— — — 10,047,430 10,047,430 841,732 —
$ — $ (108,177) $ 49,721
$ 1,578,159,014
$ 22,083,064 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI South Korea ETF
32
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
KOSPI 200 Index ..................................................................... 796 09/10/26 $ 155,270 $ (8,636,878)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,636,878 $ — $ — $ — $ 8,636,878
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 71,938,365 $ — $ — $ — $ 71,938,365
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (10,050,964) $ — $ — $ — $ (10,050,964)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 159,184,169
a

iShares
®
MSCI South Korea ETF
Schedule of Investments
(continued)
August 31, 2026
33
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ —  $ 27,338,162,206  $ —  $ 27,338,162,206
Preferred Stocks .......................................... —  232,195,544  —  232,195,544
Short-Term Securities
Money Market Funds ....................................... 1,578,159,014  —  —  1,578,159,014
$ 1,578,159,014  $ 27,570,357,750  $ —  $ 29,148,516,764
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (8,636,878) $ —  $ —  $ (8,636,878)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Schedule of Investments
August 31, 2026
iShares
®
MSCI Turkey ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  11 .2%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 3,152,252 $ 25,229,120
a
Air Freight & Logistics  —  0 .8%
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a) (b)
...... 2,915,352 1,741,233
a
Automobiles  —  0 .9%
Tofas Turk Otomobil Fabrikasi A.S.
(b)
............ 353,727 1,986,057
a
Banks  —  13 .5%
Akbank TAS
(b)
........................... 8,446,640 12,550,171
Haci Omer Sabanci Holding A.S.
(b)
............. 2,983,653 5,749,821
Turkiye Is Bankasi A.S. , Class C ............... 20,421,406 5,341,626
Yapi ve Kredi Bankasi A.S.
(a) (b)
................ 8,834,786 6,674,461
30,316,079
a
Beverages  —  1 .0%
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(b)
...... 6,264,378 2,313,818
a
Capital Markets  —  0 .2%
Is Yatirim Menkul Degerler A.S. ............... 710,627 489,003
a
Chemicals  —  2 .7%
Gubre Fabrikalari TAS
(a) (b)
................... 206,814 2,062,648
Hektas Ticaret TAS
(a) (b)
..................... 11,312,085 639,845
Petkim Petrokimya Holding A.S.
(a) (b)
............. 3,683,497 1,530,866
Sasa Polyester Sanayi A.S.
(a) (b)
................ 37,962,877 1,850,133
6,083,492
a
Construction & Engineering  —  1 .0%
Ral Yatirim Holding A.S.
(a)
................... 384,299 2,155,123
a
Construction Materials  —  1 .8%
Baticim Bati Anadolu Sanayi ve Ticaret Anonim
Sirketi
(a) (b)
............................ 6,303,825 534,154
Baticim Cimento Sanayi Anonim Sirketi
(a)
......... 1,183,865 645,165
Cimsa Cimento Sanayi VE Ticaret A.S. .......... 690,793 639,480
Nuh Cimento Sanayi A.S. ................... 223,591 1,000,503
Oyak Cimento Fabrikalari A.S.
(b)
............... 2,860,284 1,331,057
4,150,359
a
Consumer Staples Distribution & Retail  —  10 .5%
BIM Birlesik Magazalar A.S. .................. 2,328,628 19,556,446
Migros Ticaret A.S.
(b)
....................... 259,279 2,863,787
Sok Marketler Ticaret A.S.
(a)
.................. 1,012,295 1,160,916
23,581,149
a
Diversified REITs  —  1 .6%
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 11,019,822 3,596,399
a
Electric Utilities  —  0 .8%
Enerjisa Enerji A.S.
(c)
...................... 812,552 1,852,754
a
Electrical Equipment  —  3 .3%
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(a)
..................... 1,023,675 6,909,700
Europower Enerji VE Otomasyon Teknolojileri Sanayi
Ticaret A.S.
(a)
.......................... 227,358 483,360
7,393,060
a
Financial Services  —  0 .2%
Turkiye Sinai Kalkinma Bankasi A.S. ............ 2,359,592 534,000
a
Security Shares Value
a
Food Products  —  1 .0%
Altinkilic Gida VE Sut Sanayi Ticaret A.S. ......... 115,723 $ 1,020,909
Ulker Biskuvi Sanayi A.S.
(b)
.................. 659,040 1,227,285
2,248,194
a
Gas Utilities  —  1 .6%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 1,910,284 1,504,572
Aygaz A.S. ............................. 108,896 755,909
Enerya Enerji A.S. ........................ 6,360,623 1,302,475
3,562,956
a
Ground Transportation  —  1 .9%
LDR Turizm A.S. ......................... 596,181 401,985
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (b)
........ 753,252 3,764,699
4,166,684
a
Health Care Providers & Services  —  2 .1%
MLP Saglik Hizmetleri A.S. , Class B
(a) (c)
.......... 265,275 2,314,148
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 351,767 2,430,880
4,745,028
a
Hotels, Restaurants & Leisure  —  0 .3%
TAB Gida Sanayi Ve Ticaret A.S. .............. 155,982 760,659
a
Independent Power and Renewable Electricity Producers  —  1 .1%
Aksa Enerji Uretim A.S. , Class B
(a) (b)
............ 720,897 1,185,512
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 1,744,549 1,256,538
2,442,050
a
Industrial Conglomerates  —  5 .3%
AG Anadolu Grubu Holding A.S. ............... 1,100,040 727,283
Alarko Holding A.S.
(b)
...................... 560,729 1,257,838
KOC Holding A.S. ........................ 1,843,273 8,196,603
Turkiye Sise ve Cam Fabrikalari A.S.
(b)
.......... 2,176,744 1,785,747
11,967,471
a
Industrial REITs  —  0 .8%
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 1,769,238 1,862,583
a
Insurance  —  0 .8%
Anadolu Anonim Turk Sigorta Sirketi ............ 957,078 539,641
Turkiye Sigorta A.S. ....................... 11,062,221 1,367,236
1,906,877
a
IT Services  —  1 .1%
Odine Solutions Teknoloji Ticaret VE Sanayi A.S.
(a)
.. 60,449 2,521,422
a
Machinery  —  0 .5%
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 78,615 516,749
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 75,756 670,901
1,187,650
a
Metals & Mining  —  7 .4%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a)
............................... 31,090 466,414
CVK Maden Isletmeleri Sanayi VE Ticaret A.S.
(b)
.... 3,347,099 1,161,295
Eregli Demir ve Celik Fabrikalari TAS
(b)
.......... 9,453,018 7,584,088
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (b)
........................... 2,666,242 2,615,478
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 607,286 1,818,619
Turk Altin Isletmeleri A.S.
(a) (b)
................. 2,824,374 3,091,657
16,737,551
a
Oil, Gas & Consumable Fuels  —  9 .7%
Turkiye Petrol Rafinerileri A.S. ................ 2,620,281 21,779,810
a

iShares
®
MSCI Turkey ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
Passenger Airlines  —  5 .3%
Pegasus Hava Tasimaciligi A.S.
(a) (b)
............. 668,714 $ 2,033,198
Turk Hava Yollari AO
(b)
..................... 1,567,249 9,794,578
11,827,776
a
Personal Care Products  —  0 .3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S.
(b)
................... 453,269 730,246
a
Pharmaceuticals  —  0 .4%
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 3,433,638 812,519
a
Real Estate Management & Development  —  1 .6%
LYDIA HOLDING A.S.
(a)
..................... 246,710 756,120
Ronesans Gayrimenkul Yatirim A.S. , Class B ...... 103,177 460,513
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 3,178,699 2,371,181
3,587,814
a
Residential REITs  —  1 .1%
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(b)
... 6,085,425 2,518,549
a
Retail REITs  —  1 .2%
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 536,161 2,598,592
a
Specialty Retail  —  1 .1%
Dogan Sirketler Grubu Holding A.S.
(a)
........... 3,626,232 1,660,141
Dogus Otomotiv Servis ve Ticaret A.S. .......... 261,157 885,728
2,545,869
a
Textiles, Apparel & Luxury Goods  —  2 .3%
Aksa Akrilik Kimya Sanayii A.S. ............... 5,476,899 1,221,841
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 553,217 2,379,773
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(c)
...... 1,926,464 1,471,001
5,072,615
a
Security Shares Value
a
Transportation Infrastructure  —  1 .3%
TAV Havalimanlari Holding A.S.
(b)
.............. 522,091 $ 2,863,274
a
Wireless Telecommunication Services  —  2 .7%
Turkcell Iletisim Hizmetleri A.S. ................ 3,129,054 6,181,526
a
a
Total Long-Term Investments — 100.4%
(Cost: $ 245,361,975 ) ................................ 226,049,361
a
Short-Term Securities
Money Market Funds  —  21 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 48,244,355 48,258,829
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 432,091 432,091
a
Total Short-Term Securities — 21.6%
(Cost: $ 48,690,741 ) ................................. 48,690,920
Total Investments — 122.0%
(Cost: $ 294,052,716 ) ................................ 274,740,281
Liabilities in Excess of Other Assets — ( 22 .0 ) % .............. (49,571,285)
Net Assets — 100.0% ................................. $ 225,168,996
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 13,965,882 $ 34,298,539
(a)
$ — $ (4,985) $ (607) $ 48,258,829 48,244,355 $ 876,045
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1 432,090
(a)
— — — 432,091 432,091 9,166 —
$ — $ (4,985) $ (607)
$ 48,690,920
$ 885,211 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Turkey ETF
36
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 27,603 $ — $ — $ — $ 27,603
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 312 $ — $ — $ — $ 312
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 20,047
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 52,829,485  $ 173,219,876  $ —  $ 226,049,361
Short-Term Securities
Money Market Funds ........................................ 48,690,920  —  —  48,690,920
$ 101,520,405  $ 173,219,876  $ —  $ 274,740,281

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .3%
ATI, Inc.
(a)
.............................. 17,743 $ 3,623,121
Axon Enterprise, Inc.
(a)
..................... 5,935 3,362,534
Boeing Co. (The)
(a)
........................ 17,247 3,583,582
Carpenter Technology Corp. ................. 7,515 3,580,296
Curtiss-Wright Corp. ....................... 5,691 3,315,178
FTAI Aviation Ltd. ......................... 18,170 3,454,117
General Dynamics Corp. .................... 9,768 3,627,347
General Electric Co. ....................... 10,758 3,611,568
HEICO Corp.
(b)
.......................... 4,600 1,523,290
HEICO Corp. , Class A ...................... 8,172 1,995,357
Honeywell Aerospace, Inc.
(a)
................. 22,494 3,556,526
Howmet Aerospace, Inc.
(b)
................... 13,523 3,312,459
L3Harris Technologies, Inc. .................. 13,830 3,682,238
Lockheed Martin Corp. ..................... 6,514 3,655,852
Northrop Grumman Corp. ................... 6,575 3,548,527
Rocket Lab Corp.
(a)
....................... 50,532 3,230,005
RTX Corp. ............................. 17,392 3,612,840
Textron, Inc. ............................ 44,412 3,577,831
TransDigm Group, Inc. ..................... 3,134 3,672,233
63,524,901
a
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 26,518 3,968,684
Expeditors International of Washington, Inc. ....... 20,555 3,898,256
FedEx Corp. ............................ 11,670 3,820,758
United Parcel Service, Inc. , Class B ............ 37,258 3,883,401
15,571,099
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 264,550 3,687,827
General Motors Co. ....................... 45,107 3,893,636
Rivian Automotive, Inc. , Class A
(a)
.............. 243,631 3,912,714
Tesla, Inc.
(a)
............................. 10,915 4,016,174
15,510,351
a
Banks  —  2 .9%
Bank of America Corp. ..................... 60,667 3,757,714
Citigroup, Inc. ........................... 28,838 3,795,658
Citizens Financial Group, Inc. ................ 54,159 3,729,930
Fifth Third Bancorp ....................... 69,729 3,749,328
First Citizens BancShares, Inc. , Class A .......... 1,765 3,820,166
Huntington Bancshares, Inc. ................. 223,198 3,724,059
JPMorgan Chase & Co. .................... 10,727 3,819,027
KeyCorp ............................... 173,408 3,747,347
M&T Bank Corp. ......................... 15,671 3,666,074
Pinnacle Financial Partners, Inc. ............... 37,694 3,768,269
PNC Financial Services Group, Inc. (The) ........ 15,549 3,726,007
Regions Financial Corp. .................... 125,280 3,743,366
Truist Financial Corp. ...................... 75,188 3,727,821
U.S. Bancorp ........................... 61,005 3,756,688
Wells Fargo & Co. ........................ 44,593 3,852,389
56,383,843
a
Beverages  —  1 .0%
Coca-Cola Co. (The) ...................... 42,416 3,761,027
Constellation Brands, Inc. , Class A ............. 28,702 3,749,055
Keurig Dr Pepper, Inc. ..................... 123,384 3,931,014
Monster Beverage Corp.
(a)
................... 80,799 3,710,290
PepsiCo, Inc. ........................... 26,878 3,772,059
18,923,445
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 14,409 3,694,756
Alnylam Pharmaceuticals, Inc.
(a)
............... 15,796 3,801,939
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 8,663 $ 3,724,050
Biogen, Inc.
(a)
........................... 17,297 3,747,395
Gilead Sciences, Inc. ...................... 25,964 3,799,572
Incyte Corp.
(a)
........................... 29,830 3,675,653
Insmed, Inc.
(a)
........................... 29,330 3,572,981
Natera, Inc.
(a)
........................... 11,789 3,795,586
Neurocrine Biosciences, Inc.
(a)
................ 24,639 3,795,145
Regeneron Pharmaceuticals, Inc. .............. 4,558 3,642,207
Revolution Medicines, Inc.
(a)
.................. 17,853 3,670,041
Roivant Sciences Ltd.
(a)
..................... 102,468 3,549,492
United Therapeutics Corp.
(a)
.................. 7,243 3,696,682
Vertex Pharmaceuticals, Inc.
(a)
................ 6,942 3,780,058
51,945,557
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 14,416 3,744,844
eBay, Inc. .............................. 37,337 3,866,620
MercadoLibre, Inc.
(a)
....................... 2,008 3,887,890
11,499,354
a
Building Products  —  0 .9%
Carrier Global Corp. ....................... 62,619 3,645,678
Johnson Controls International PLC ............ 26,441 3,655,204
Lennox International, Inc. ................... 9,139 3,496,947
Masco Corp. ............................ 50,928 3,674,964
Trane Technologies PLC .................... 8,414 3,739,182
18,211,975
a
Capital Markets  —  5 .3%
Ameriprise Financial, Inc. ................... 6,847 3,787,144
Ares Management Corp. , Class A .............. 26,781 3,834,236
Bank of New York Mellon Corp. (The) ........... 23,988 3,868,785
BlackRock, Inc.
(c)
......................... 3,302 3,815,824
Blackstone, Inc. .......................... 26,413 3,783,398
Carlyle Group, Inc. (The) .................... 77,577 3,753,951
Cboe Global Markets, Inc. ................... 13,650 4,097,730
Charles Schwab Corp. (The) ................. 34,563 3,795,709
CME Group, Inc. , Class A ................... 14,356 4,098,638
Coinbase Global, Inc. , Class A
(a)
............... 23,922 4,500,207
Goldman Sachs Group, Inc. (The) ............. 3,751 3,848,151
Interactive Brokers Group, Inc. , Class A .......... 42,327 4,117,994
Intercontinental Exchange, Inc. ............... 24,372 3,916,580
KKR & Co., Inc. .......................... 34,694 3,806,626
LPL Financial Holdings, Inc. .................. 10,668 3,948,600
Moody's Corp. ........................... 7,710 3,890,774
Morgan Stanley .......................... 17,889 3,816,081
MSCI, Inc. , Class A ....................... 6,780 3,868,939
Nasdaq, Inc. ............................ 39,775 3,922,213
Northern Trust Corp. ....................... 20,759 3,852,040
Raymond James Financial, Inc. ............... 21,538 3,837,425
Robinhood Markets, Inc. , Class A
(a)
............. 40,016 4,194,077
S&P Global, Inc. ......................... 8,982 3,914,715
State Street Corp. ........................ 20,625 3,947,213
T Rowe Price Group, Inc. ................... 34,147 3,799,878
Tradeweb Markets, Inc. , Class A ............... 37,099 3,995,562
102,012,490
a
Chemicals  —  2 .0%
Air Products and Chemicals, Inc. .............. 12,639 3,911,265
CF Industries Holdings, Inc. .................. 32,199 4,186,836
Corteva, Inc. ............................ 48,776 4,127,913
Dow, Inc. .............................. 120,703 3,683,855
Ecolab, Inc. ............................ 13,418 3,799,977
International Flavors & Fragrances, Inc. .......... 45,990 3,970,317
Linde PLC ............................. 7,965 3,899,505

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Chemicals (continued)
LyondellBasell Industries N.V. , Class A .......... 58,013 $ 3,775,486
PPG Industries, Inc. ....................... 33,655 3,775,081
Sherwin-Williams Co. (The) .................. 10,838 3,672,023
38,802,258
a
Commercial Services & Supplies  —  1 .4%
Cintas Corp. ............................ 18,871 3,807,979
Copart, Inc.
(a)
........................... 113,215 3,734,963
Republic Services, Inc. , Class A ............... 17,338 3,830,311
Rollins, Inc. ............................. 105,690 3,812,238
Veralto Corp. ............................ 38,285 3,773,753
Waste Connections, Inc. .................... 22,710 3,754,417
Waste Management, Inc. .................... 17,026 3,727,332
26,440,993
a
Communications Equipment  —  1 .2%
Arista Networks, Inc.
(a)
..................... 20,554 4,022,212
Ciena Corp.
(a)
........................... 9,593 3,672,201
Cisco Systems, Inc. ....................... 34,666 3,830,246
F5, Inc.
(a)
.............................. 10,016 4,077,814
Lumentum Holdings, Inc.
(a)
.................. 4,631 4,236,254
Motorola Solutions, Inc. .................... 7,970 3,867,841
23,706,568
a
Construction & Engineering  —  0 .7%
Comfort Systems USA, Inc. .................. 2,260 3,493,101
EMCOR Group, Inc. ....................... 4,756 3,493,473
MasTec, Inc.
(a)
........................... 14,086 3,377,541
Quanta Services, Inc. ...................... 5,657 3,434,308
13,798,423
a
Construction Materials  —  0 .8%
Amrize Ltd.
(a) (b)
........................... 84,673 3,700,210
CRH PLC .............................. 40,451 3,814,125
Martin Marietta Materials, Inc. ................ 7,156 3,711,817
Vulcan Materials Co. ...................... 13,870 3,739,075
14,965,227
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 11,275 3,722,667
Capital One Financial Corp. .................. 17,362 3,724,322
SoFi Technologies, Inc.
(a) (b)
.................. 208,052 3,719,970
Synchrony Financial ....................... 48,133 3,710,092
14,877,051
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 4,583 3,447,378
Costco Wholesale Corp. .................... 4,005 3,780,280
Dollar General Corp. ...................... 31,333 3,971,458
Dollar Tree, Inc.
(a)
......................... 29,068 3,679,718
Kroger Co. (The) ......................... 68,106 3,918,819
Sysco Corp. ............................ 46,475 3,768,193
Target Corp. ............................ 24,103 3,877,691
Walmart, Inc. ............................ 33,529 3,516,186
29,959,723
a
Containers & Packaging  —  0 .9%
Amcor PLC ............................. 80,765 3,706,306
Ball Corp. .............................. 61,200 3,853,764
International Paper Co. ..................... 93,334 3,540,159
Packaging Corp. of America ................. 15,153 3,544,893
Smurfit Westrock PLC ..................... 78,676 3,689,904
18,335,026
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 28,485 3,864,560
a
Security Shares Value
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 53,264 $ 3,726,349
a
Diversified Telecommunication Services  —  1 .0%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 57,689 3,409,420
AT&T, Inc. .............................. 152,560 3,949,778
Comcast Corp. , Class A .................... 144,126 3,836,634
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 27,442 3,943,141
Verizon Communications, Inc. ................ 77,640 3,883,553
19,022,526
a
Electric Utilities  —  3 .0%
Alliant Energy Corp. ....................... 54,630 3,713,747
American Electric Power Co., Inc. .............. 30,350 3,715,751
Constellation Energy Corp. .................. 13,978 3,840,735
Duke Energy Corp. ....................... 31,006 3,717,930
Edison International ....................... 52,183 2,816,838
Entergy Corp. ........................... 35,498 3,773,792
Evergy, Inc. ............................. 45,852 3,714,929
Eversource Energy ....................... 53,234 3,733,833
Exelon Corp. ............................ 84,599 3,698,668
FirstEnergy Corp. ........................ 81,107 3,719,567
NextEra Energy, Inc. ...................... 44,608 3,673,023
NRG Energy, Inc. ......................... 31,782 3,499,834
PG&E Corp. ............................ 217,128 2,881,289
PPL Corp. ............................. 107,983 3,685,460
Southern Co. (The) ....................... 41,570 3,658,160
Xcel Energy, Inc. ......................... 48,260 3,652,799
57,496,355
a
Electrical Equipment  —  1 .7%
AMETEK, Inc. ........................... 15,757 3,705,574
Bloom Energy Corp. , Class A
(a)
................ 18,547 3,826,246
Eaton Corp. PLC ......................... 9,024 3,626,565
Emerson Electric Co. ...................... 24,317 3,706,883
GE Vernova, Inc. ......................... 3,881 3,487,195
Hubbell, Inc. , Class B ...................... 8,057 3,649,821
nVent Electric PLC ........................ 24,428 3,682,521
Rockwell Automation, Inc. ................... 8,845 3,754,083
Vertiv Holdings Co. , Class A ................. 14,683 3,798,786
33,237,674
a
Electronic Equipment, Instruments & Components  —  1 .9%
Amphenol Corp. , Class A ................... 24,560 3,893,988
CDW Corp. ............................. 27,932 4,233,932
Coherent Corp.
(a)
......................... 13,331 3,703,752
Corning, Inc. ............................ 25,137 3,738,626
Fabrinet
(a)
.............................. 8,431 3,481,413
Flex Ltd.
(a)
.............................. 33,905 3,704,121
Jabil, Inc. .............................. 11,873 3,624,352
Keysight Technologies, Inc.
(a)
................. 11,997 3,871,432
TE Connectivity PLC ...................... 18,826 3,864,036
Teledyne Technologies, Inc.
(a)
................. 5,908 3,621,309
37,736,961
a
Energy Equipment & Services  —  0 .8%
Baker Hughes Co. , Class A .................. 59,434 3,777,031
Halliburton Co. .......................... 109,432 4,032,569
SLB Ltd. ............................... 71,565 4,301,056
TechnipFMC PLC ........................ 49,757 3,888,510
15,999,166
a
Entertainment  —  1 .4%
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 36,554 3,653,572
Live Nation Entertainment, Inc.
(a)
.............. 20,806 3,742,791
Netflix, Inc.
(a)
............................ 47,773 3,872,002

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
Entertainment (continued)
ROBLOX Corp. , Class A
(a)
................... 99,052 $ 4,089,857
Take-Two Interactive Software, Inc.
(a)
............ 16,167 3,551,890
Walt Disney Co. (The) ..................... 35,839 3,854,484
Warner Bros Discovery, Inc.
(a)
................ 134,326 3,832,321
26,596,917
a
Financial Services  —  2 .7%
Affirm Holdings, Inc. , Class A
(a)
................ 49,558 3,689,593
Apollo Global Management, Inc. ............... 28,679 3,916,978
Berkshire Hathaway, Inc. , Class B
(a)
............ 7,670 3,865,910
Block, Inc. , Class A
(a)
...................... 47,353 3,883,893
Corebridge Financial, Inc. ................... 117,664 3,828,786
Corpay, Inc.
(a)
........................... 9,414 3,806,080
Fidelity National Information Services, Inc. ........ 94,253 3,842,695
Fiserv, Inc.
(a)
............................ 73,585 3,922,816
Global Payments, Inc. ..................... 41,774 3,803,523
Mastercard, Inc. , Class A .................... 6,680 3,936,591
PayPal Holdings, Inc. ...................... 62,568 3,295,144
Rocket Companies, Inc. , Class A
(a)
............. 261,949 3,512,736
Toast, Inc. , Class A
(a)
...................... 108,996 3,715,674
Visa, Inc. , Class A ........................ 10,484 3,977,315
52,997,734
a
Food Products  —  1 .6%
Archer-Daniels-Midland Co. .................. 47,453 3,857,454
Bunge Global SA ......................... 33,617 3,906,632
General Mills, Inc. ........................ 95,832 3,948,278
Hershey Co. (The) ........................ 20,299 3,576,887
Kraft Heinz Co. (The) ...................... 149,233 3,830,811
McCormick & Co., Inc. , NVS ................. 67,853 3,678,990
Mondelez International, Inc. , Class A ............ 59,731 3,707,503
Tyson Foods, Inc. , Class A .................. 65,454 3,609,134
30,115,689
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 22,371 3,716,494
a
Ground Transportation  —  1 .6%
CSX Corp. ............................. 75,618 3,819,465
Fedex Freight Holding Co., Inc.
(a)
.............. 27,736 3,709,413
JB Hunt Transport Services, Inc. .............. 14,068 3,734,632
Norfolk Southern Corp. ..................... 11,085 3,799,827
Old Dominion Freight Line, Inc. ............... 18,687 3,736,652
Uber Technologies, Inc.
(a)
................... 49,107 3,714,945
Union Pacific Corp. ....................... 12,726 3,826,326
XPO, Inc.
(a)
............................. 19,411 3,765,540
30,106,800
a
Health Care Equipment & Supplies  —  2 .9%
Abbott Laboratories ....................... 33,490 3,695,956
Becton Dickinson & Co. .................... 20,428 3,842,711
Boston Scientific Corp.
(a)
.................... 73,684 3,558,937
Cooper Companies, Inc. (The)
(a)
............... 49,945 3,500,645
Dexcom, Inc.
(a)
.......................... 42,638 3,882,616
Edwards Lifesciences Corp.
(a)
................ 41,529 3,768,757
GE HealthCare Technologies, Inc. ............. 51,358 3,658,230
IDEXX Laboratories, Inc.
(a)
................... 6,817 3,794,956
Intuitive Surgical, Inc.
(a)
..................... 9,636 3,631,423
Medline, Inc. , Class A
(a) (b)
.................... 113,014 3,958,880
Medtronic PLC .......................... 40,713 3,690,633
ResMed, Inc. ........................... 16,615 3,989,262
STERIS PLC ............................ 16,176 3,763,185
Stryker Corp. ........................... 11,272 3,649,874
Zimmer Biomet Holdings, Inc. ................ 38,042 3,805,722
56,191,787
a
Security Shares Value
a
Health Care Providers & Services  —  2 .4%
Cardinal Health, Inc. ....................... 16,318 $ 3,828,529
Cencora, Inc. ........................... 12,086 3,911,029
Centene Corp.
(a)
......................... 59,232 3,810,987
Cigna Group (The) ........................ 13,813 3,813,493
CVS Health Corp. ........................ 40,922 3,842,985
Elevance Health, Inc. ...................... 9,618 3,775,450
HCA Healthcare, Inc. ...................... 9,415 3,902,047
Humana, Inc. ........................... 10,138 3,885,186
Labcorp Holdings, Inc. ..................... 11,598 3,858,191
McKesson Corp. ......................... 4,507 3,990,137
Quest Diagnostics, Inc. ..................... 15,852 3,809,236
UnitedHealth Group, Inc. .................... 9,862 3,840,361
46,267,631
a
Health Care REITs  —  0 .4%
Ventas, Inc. ............................ 41,724 3,803,977
Welltower, Inc. ........................... 16,257 3,840,554
7,644,531
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 15,268 4,361,915
a
Hotels, Restaurants & Leisure  —  3 .1%
Airbnb, Inc. , Class A
(a)
...................... 20,561 3,767,186
Booking Holdings, Inc. ..................... 17,992 3,582,027
Carnival Corp. Ltd. ........................ 143,775 3,434,785
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 110,569 4,204,939
Darden Restaurants, Inc. ................... 17,271 3,700,484
DoorDash, Inc. , Class A
(a)
................... 17,402 4,032,739
Expedia Group, Inc. ....................... 11,746 3,724,891
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 38,648 3,871,757
Hilton Worldwide Holdings, Inc. ............... 11,449 3,621,090
Hyatt Hotels Corp. , Class A
(b)
................. 20,940 3,496,352
Las Vegas Sands Corp. .................... 82,274 3,604,424
Marriott International, Inc. , Class A ............. 10,647 3,638,719
McDonald's Corp. ........................ 14,329 3,776,265
Royal Caribbean Cruises Ltd. ................ 12,751 3,426,704
Starbucks Corp. .......................... 36,505 3,878,656
Yum! Brands, Inc. ........................ 26,261 4,026,074
59,787,092
a
Household Durables  —  1 .2%
DR Horton, Inc. .......................... 25,236 3,648,116
Garmin Ltd. ............................. 12,961 3,682,350
Lennar Corp. , Class A ...................... 43,898 3,692,261
NVR, Inc.
(a)
............................. 598 3,776,508
PulteGroup, Inc. ......................... 29,326 3,704,460
SharkNinja, Inc.
(a)
......................... 21,145 4,070,201
22,573,896
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 38,706 3,862,085
Colgate-Palmolive Co. ..................... 42,174 3,788,069
Kimberly-Clark Corp. ...................... 34,877 3,764,972
Procter & Gamble Co. (The) ................. 26,543 3,851,920
15,267,046
a
Independent Power and Renewable Electricity Producers  —  0 .2%
Vistra Corp. ............................ 26,856 3,689,209
a
Industrial Conglomerates  —  0 .6%
3M Co. ................................ 21,213 3,645,030
DuPont de Nemours, Inc. ................... 27,436 3,692,611
Honeywell International, Inc. ................. 17,284 3,690,653
11,028,294
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 27,122 $ 3,794,910
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 32,893 3,810,654
Allstate Corp. (The) ....................... 14,755 3,803,839
American International Group, Inc. ............. 50,625 3,865,725
Aon PLC , Class A ........................ 10,999 3,536,398
Arch Capital Group Ltd.
(a)
................... 38,895 3,814,433
Arthur J Gallagher & Co. .................... 14,886 3,902,365
Brown & Brown, Inc. ....................... 53,606 3,868,745
Chubb Ltd. ............................. 11,241 3,806,203
Cincinnati Financial Corp. ................... 22,745 3,864,376
Everest Group Ltd. ........................ 10,530 3,945,064
Fidelity National Financial, Inc. ................ 51,193 2,377,915
Hartford Insurance Group, Inc. (The) ............ 27,865 3,828,094
Loews Corp. ............................ 34,466 3,732,323
Markel Group, Inc.
(a)
....................... 2,135 3,849,213
Marsh & McLennan Companies, Inc. ............ 20,255 3,844,399
MetLife, Inc. ............................ 40,293 3,834,685
Principal Financial Group, Inc. ................ 34,327 3,781,462
Progressive Corp. (The) .................... 17,638 3,846,495
Prudential Financial, Inc. .................... 31,356 3,687,466
Travelers Companies, Inc. (The) ............... 10,580 3,871,539
W R Berkley Corp. ........................ 55,054 3,719,448
Willis Towers Watson PLC ................... 11,424 3,867,595
82,458,436
a
Interactive Media & Services  —  0 .6%
Alphabet, Inc. , Class A ..................... 6,212 2,108,042
Alphabet, Inc. , Class C , NVS ................. 4,949 1,659,944
Meta Platforms, Inc. , Class A ................. 7,019 4,017,255
Reddit, Inc. , Class A
(a)
...................... 25,261 3,733,828
11,519,069
a
IT Services  —  2 .1%
Accenture PLC , Class A .................... 20,922 3,970,159
Cloudflare, Inc. , Class A
(a)
................... 13,130 4,006,094
Cognizant Technology Solutions Corp. , Class A ..... 62,897 4,061,888
CoreWeave, Inc. , Class A
(a)
.................. 42,174 3,580,151
International Business Machines Corp. .......... 16,159 3,779,105
MongoDB, Inc. , Class A
(a)
................... 8,699 3,943,866
Okta, Inc. , Class A
(a)
....................... 27,139 4,696,133
Snowflake, Inc. , Class A
(a) (b)
.................. 11,791 3,907,891
Twilio, Inc. , Class A
(a)
...................... 17,273 4,070,037
VeriSign, Inc. ........................... 14,036 4,046,298
40,061,622
a
Life Sciences Tools & Services  —  1 .6%
Agilent Technologies, Inc. ................... 24,659 3,786,636
Danaher Corp. .......................... 18,120 3,869,707
Illumina, Inc.
(a)
........................... 18,694 3,993,599
IQVIA Holdings, Inc.
(a)
...................... 15,374 4,015,535
Mettler-Toledo International, Inc.
(a)
............. 2,689 3,778,422
Thermo Fisher Scientific, Inc. ................. 6,246 3,854,407
Waters Corp.
(a)
.......................... 9,216 3,821,230
West Pharmaceutical Services, Inc. ............ 10,863 3,705,478
30,825,014
a
Machinery  —  2 .9%
Caterpillar, Inc. .......................... 4,696 3,744,919
Cummins, Inc. ........................... 6,299 3,555,156
Deere & Co. ............................ 6,600 4,322,406
Dover Corp. ............................ 18,936 3,677,939
Fortive Corp. ............................ 65,065 3,828,425
IDEX Corp. ............................. 16,346 3,737,349
Illinois Tool Works, Inc. ..................... 13,482 3,712,538
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 47,231 $ 3,639,149
Nordson Corp. ........................... 12,365 3,978,068
Otis Worldwide Corp. ...................... 53,264 3,788,668
PACCAR, Inc. ........................... 30,064 3,731,844
Parker-Hannifin Corp. ...................... 3,745 3,668,003
Snap-on, Inc. ........................... 9,728 3,758,024
Westinghouse Air Brake Technologies Corp. ....... 13,114 3,749,686
Xylem, Inc. ............................. 32,977 3,631,097
56,523,271
a
Media  —  1 .2%
AppLovin Corp. , Class A
(a)
................... 12,331 3,848,012
Charter Communications, Inc. , Class A
(a) (b)
........ 25,135 3,831,579
EchoStar Corp. , Class A
(a)
................... 43,335 3,745,877
Fox Corp. , Class A , NVS .................... 35,484 2,389,847
Fox Corp. , Class B ........................ 23,527 1,416,796
News Corp. , Class A , NVS .................. 130,428 4,005,444
Omnicom Group, Inc. ...................... 43,833 3,836,703
23,074,258
a
Metals & Mining  —  1 .2%
Coeur Mining, Inc. ........................ 183,101 3,804,839
Freeport-McMoRan, Inc. .................... 55,468 4,201,146
Newmont Corp. .......................... 30,639 3,862,352
Nucor Corp. ............................ 15,468 3,861,432
Reliance, Inc. ........................... 9,625 3,696,481
Steel Dynamics, Inc. ....................... 16,589 3,858,933
23,285,183
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 161,669 3,705,453
a
Multi-Utilities  —  1 .9%
Ameren Corp. ........................... 35,069 3,717,665
CenterPoint Energy, Inc. .................... 94,859 3,756,416
CMS Energy Corp. ........................ 54,274 3,693,888
Consolidated Edison, Inc. ................... 35,484 3,797,498
Dominion Energy, Inc. ...................... 56,118 3,704,349
DTE Energy Co. ......................... 27,535 3,734,572
NiSource, Inc. ........................... 92,057 3,766,972
Public Service Enterprise Group, Inc. ........... 50,874 3,730,590
Sempra ............................... 44,775 3,658,118
WEC Energy Group, Inc. .................... 35,050 3,721,259
37,281,327
a
Oil, Gas & Consumable Fuels  —  3 .6%
Cheniere Energy, Inc. ...................... 14,014 4,087,744
Chevron Corp. ........................... 18,625 3,839,358
ConocoPhillips .......................... 29,348 3,888,317
Devon Energy Corp. ....................... 79,525 3,857,758
Diamondback Energy, Inc. ................... 18,376 3,684,020
EOG Resources, Inc. ...................... 25,638 3,716,484
EQT Corp. ............................. 71,445 3,870,890
Expand Energy Corp. ...................... 39,907 3,917,271
ExxonMobil Holdings Corp. .................. 23,259 3,743,536
Kinder Morgan, Inc. ....................... 119,461 3,851,423
Marathon Petroleum Corp. .................. 10,623 3,965,778
Occidental Petroleum Corp. .................. 63,776 3,838,040
ONEOK, Inc. ............................ 39,916 3,832,335
Phillips 66 .............................. 15,817 3,900,156
Targa Resources Corp. ..................... 12,900 3,788,085
Texas Pacific Land Corp. .................... 10,269 3,844,097
Valero Energy Corp. ....................... 11,068 3,972,527
Williams Companies, Inc. (The) ............... 52,325 3,926,991
69,524,810
a

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
41
Schedule of Investments
Security Shares Value
a
Passenger Airlines  —  0 .4%
Delta Air Lines, Inc. ....................... 46,012 $ 3,588,936
United Airlines Holdings, Inc.
(a)
................ 33,100 3,574,469
7,163,405
a
Personal Care Products  —  0 .4%
Estee Lauder Companies, Inc. (The) , Class A ...... 39,101 4,000,032
Kenvue, Inc. ............................ 200,595 3,787,234
7,787,266
a
Pharmaceuticals  —  1 .4%
Bristol-Myers Squibb Co. .................... 56,683 3,786,991
Eli Lilly & Co. ........................... 2,993 3,462,093
Johnson & Johnson ....................... 14,017 3,726,419
Merck & Co., Inc. ......................... 25,179 3,720,449
Pfizer, Inc. ............................. 135,705 3,862,164
Royalty Pharma PLC , Class A ................ 62,082 3,812,456
Zoetis, Inc. , Class A ....................... 49,978 3,853,304
26,223,876
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 13,825 3,956,162
Broadridge Financial Solutions, Inc. ............ 21,771 3,970,595
Equifax, Inc. ............................ 19,950 3,773,742
Jacobs Solutions, Inc. ...................... 26,005 3,876,045
Leidos Holdings, Inc. ...................... 26,193 3,672,520
Paychex, Inc. ........................... 31,284 3,983,705
SS&C Technologies Holdings, Inc. ............. 46,576 3,864,411
TransUnion ............................. 45,874 3,895,161
Verisk Analytics, Inc. , Class A ................. 20,554 3,982,954
34,975,295
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 24,713 3,603,402
a
Residential REITs  —  1 .0%
Essex Property Trust, Inc. ................... 13,336 3,773,554
Invitation Homes, Inc. ...................... 126,898 3,697,808
Mid-America Apartment Communities, Inc. ........ 29,150 3,755,977
Sun Communities, Inc. ..................... 31,397 3,812,224
Vivmark Residential ....................... 59,554 3,879,348
18,918,911
a
Retail REITs  —  0 .8%
Kimco Realty Corp. ....................... 157,579 3,736,198
Realty Income Corp. ....................... 60,879 3,730,665
Regency Centers Corp. .................... 50,161 3,750,538
Simon Property Group, Inc. .................. 17,171 3,645,747
14,863,148
a
Semiconductors & Semiconductor Equipment  —  4 .2%
Advanced Micro Devices, Inc.
(a)
............... 8,216 3,867,435
Analog Devices, Inc. ....................... 10,267 3,718,091
Applied Materials, Inc. ..................... 7,724 3,540,604
Astera Labs, Inc.
(a)
........................ 13,260 3,937,955
Broadcom, Inc. .......................... 10,572 3,915,234
Credo Technology Group Holding Ltd.
(a)
.......... 16,320 3,691,421
Entegris, Inc. ............................ 26,562 3,593,573
First Solar, Inc.
(a)
......................... 17,232 3,479,141
Intel Corp.
(a)
............................ 41,296 3,696,405
KLA Corp. .............................. 20,464 3,590,409
Lam Research Corp. ...................... 12,476 3,761,389
Marvell Technology, Inc. .................... 16,152 3,418,732
Microchip Technology, Inc. ................... 49,719 3,651,861
Micron Technology, Inc. ..................... 4,090 3,921,206
Monolithic Power Systems, Inc. ............... 2,948 3,737,386
NVIDIA Corp. ........................... 17,615 3,889,040
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors N.V. ................... 16,956 $ 3,808,996
ON Semiconductor Corp.
(a)
.................. 50,043 3,707,686
Qnity Electronics, Inc. ...................... 30,406 3,631,389
QUALCOMM, Inc. ........................ 23,669 4,035,091
Teradyne, Inc. ........................... 10,094 3,531,184
Texas Instruments, Inc. ..................... 14,329 3,738,579
81,862,807
a
Software  —  5 .5%
Adobe, Inc.
(a)
............................ 14,065 4,118,091
Atlassian Corp. , Class A
(a)
................... 21,996 4,270,963
Autodesk, Inc.
(a)
.......................... 15,251 3,942,841
Cadence Design Systems, Inc.
(a) (b)
............. 12,167 4,121,936
Circle Internet Group, Inc. , Class A
(a)
............ 48,763 4,659,305
Crowdstrike Holdings, Inc. , Class A
(a)
............ 19,007 4,390,617
Datadog, Inc. , Class A
(a)
.................... 16,411 3,890,063
Fair Isaac Corp.
(a) (b)
....................... 3,299 3,784,646
Fortinet, Inc.
(a)
........................... 25,072 4,285,557
Gen Digital, Inc. .......................... 139,154 4,313,774
Intuit, Inc. .............................. 10,573 3,798,879
IREN Ltd.
(a) (b)
............................ 89,456 3,320,159
Microsoft Corp. .......................... 7,913 4,014,186
Oracle Corp. ............................ 26,648 3,973,750
Palantir Technologies, Inc. , Class A
(a)
........... 21,875 4,077,062
Palo Alto Networks, Inc.
(a)
................... 10,652 4,070,449
PTC, Inc.
(a)
............................. 25,140 3,915,304
Roper Technologies, Inc. .................... 9,409 3,995,438
Salesforce, Inc. .......................... 18,595 4,788,956
Samsara, Inc. , Class A
(a)
.................... 97,763 3,993,619
ServiceNow, Inc.
(a)
........................ 30,128 4,458,643
Strategy, Inc. , Class A
(a) (b)
................... 36,761 4,887,007
Synopsys, Inc.
(a)
......................... 9,551 4,198,524
Trimble, Inc.
(a)
........................... 4,256 255,105
Workday, Inc. , Class A
(a)
.................... 19,314 3,813,549
Zoom Communications, Inc. , Class A
(a)
.......... 35,659 3,447,512
Zscaler, Inc.
(a)
........................... 20,760 3,910,873
106,696,808
a
Specialized REITs  —  1 .9%
American Tower Corp. ..................... 21,963 3,858,899
Crown Castle, Inc. ........................ 51,337 3,908,799
Digital Realty Trust, Inc. .................... 19,924 3,697,695
Equinix, Inc. ............................ 3,558 3,724,230
Extra Space Storage, Inc. ................... 25,910 3,655,901
Iron Mountain, Inc. ........................ 31,392 3,621,067
Public Storage ........................... 11,787 3,618,491
SBA Communications Corp. , Class A ............ 21,007 3,984,188
VICI Properties, Inc. , Class A ................. 145,329 3,727,689
Weyerhaeuser Co. ........................ 155,659 3,637,751
37,434,710
a
Specialty Retail  —  2 .4%
AutoZone, Inc.
(a)
......................... 1,246 3,727,085
Best Buy Co., Inc. ........................ 42,958 3,443,084
Burlington Stores, Inc.
(a)
.................... 11,355 2,949,575
Carvana Co. , Class A
(a)
..................... 54,522 4,005,186
Dick's Sporting Goods, Inc. .................. 20,034 2,706,593
Home Depot, Inc. (The) .................... 11,131 3,649,076
Lowe's Companies, Inc. .................... 17,420 3,565,874
O'Reilly Automotive, Inc.
(a)
................... 42,021 3,731,465
Ross Stores, Inc. ......................... 16,329 3,731,830
TJX Companies, Inc. (The) .................. 26,521 3,551,427
Tractor Supply Co. ........................ 108,135 3,773,911
Ulta Beauty, Inc.
(a)
........................ 7,260 3,899,346

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Specialty Retail (continued)
Williams-Sonoma, Inc. ..................... 15,816 $ 3,610,002
46,344,454
a
Technology Hardware, Storage & Peripherals  —  1 .9%
Apple, Inc. ............................. 12,096 3,832,618
Dell Technologies, Inc. , Class C ............... 8,759 3,994,192
Everpure, Inc. , Class A
(a)
.................... 34,217 3,180,470
Hewlett Packard Enterprise Co. ............... 72,131 3,768,123
HP, Inc. ............................... 128,000 3,842,560
NetApp, Inc. ............................ 19,705 3,651,140
Sandisk Corp.
(a)
.......................... 1,926 3,017,464
Seagate Technology Holdings PLC ............. 4,603 3,813,033
Super Micro Computer, Inc.
(a)
................. 104,765 3,905,639
Western Digital Corp. ...................... 8,293 3,736,411
36,741,650
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Deckers Outdoor Corp.
(a)
.................... 41,851 3,644,385
NIKE, Inc. , Class B ....................... 93,357 3,646,524
Tapestry, Inc. ............................ 29,094 3,589,909
10,880,818
a
Tobacco  —  0 .4%
Altria Group, Inc. ......................... 58,039 3,974,511
Philip Morris International, Inc. ................ 20,178 3,779,339
7,753,850
a
Trading Companies & Distributors  —  1 .1%
Fastenal Co. ............................ 74,501 3,673,644
Ferguson Enterprises, Inc. ................... 15,759 3,538,053
Sunbelt Rentals Holdings, Inc. ................ 48,006 3,469,874
United Rentals, Inc. ....................... 3,431 3,561,378
Watsco, Inc. ............................ 11,989 3,714,432
WW Grainger, Inc. ........................ 2,932 3,839,425
21,796,806
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 27,725 3,832,427
a
Security Shares Value
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 21,015 $ 3,791,947
a
a
Total Common Stocks — 99.9%
(Cost: $ 1,637,236,960 ) ............................... 1,928,621,843
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (b) (d)
.............. 39,320 393
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 393
Total Long-Term Investments — 99.9%
(Cost: $ 1,637,236,960 ) ............................... 1,928,622,236
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (e) (f)
...................... 30,839,509 30,848,761
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (e)
............................ 2,449,049 2,449,049
a
Total Short-Term Securities — 1.7%
(Cost: $ 33,289,980 ) ................................. 33,297,810
Total Investments — 101.6%
(Cost: $ 1,670,526,940 ) ............................... 1,961,920,046
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (30,033,666)
Net Assets — 100.0% ................................. $ 1,931,886,380
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 28,522,969 $ 2,337,580
(a)
$ — $ (7,701) $ (4,087) $ 30,848,761 30,839,509 $ 73,539
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,856,694 592,355
(a)
— — — 2,449,049 2,449,049 88,703 —
BlackRock, Inc. ... 2,806,579 1,351,402 (522,154) 193,373 (13,376) 3,815,824 3,302 58,082 —
$ — $ 185,672 $ (17,463)
$ 37,113,634
$ 220,324 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI USA Equal Weighted ETF
Schedule of Investments
(continued)
August 31, 2026
43
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 3 09/18/26 $ 1,155 $ (10,591)
E-Mini S&P MidCap 400 Index ............................................................ 8 09/18/26 3,014 (89,788)
$ (100,379)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 100,379 $ — $ — $ — $ 100,379
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 409,406 $ — $ — $ — $ 409,406
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (130,886) $ — $ — $ — $ (130,886)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,982,741
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI USA Equal Weighted ETF
44
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 1,928,621,843 $ — $ — $ 1,928,621,843
Rights ................................................. — — 393 393
Short-Term Securities
Money Market Funds ....................................... 33,297,810 — — 33,297,810
$ 1,961,919,653 $ — $ 393 $ 1,961,920,046
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (100,379) $ — $ — $ (100,379)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Brazil ETF
iShares
MSCI Canada ETF
iShares
MSCI Chile ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,325,560,550  $ 7,950,930,776  $ 6,832,045,782  $ 1,041,602,478
Investments, at value — affiliated
(c)
........................................ 501,550  4,220,492  24,455,516  2,149,513
Cash pledged:
Futures contracts .................................................. —  39,710,000  —  153,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 615,559  —  1,124,860  —
Foreign currency, at value
(e)
............................................. 2,151,365  31,073,236  14,575,243  374,288
Receivables:
Investments sold .................................................. 24,287,213  32,774,161  30,020,302  21,476,846
Securities lending income — affiliated .................................... —  —  4,372  —
Capital shares sold ................................................. —  —  4,026  —
Dividends — unaffiliated ............................................. 6,191,455  106,456,709  7,010,670  58,515
Dividends — affiliated ............................................... 1,201  3,983  8,981  6,821
Variation margin on futures contracts ..................................... 36,317  45,342,443  —  —
Total assets .......................................................
1,359,345,210  8,210,511,800  6,909,249,752  1,065,821,461
LIABILITIES
Collateral on securities loaned ........................................... —  —  21,208,916  —
Payables:
Investments purchased .............................................. 26,002,623  33,203,113  37,063,671  21,941,701
Investment advisory fees ............................................. 551,320  3,606,924  2,629,384  453,717
Variation margin on futures contracts ..................................... —  —  144,928  5,400
Total liabilities ......................................................
26,553,943  36,810,037  61,046,899  22,400,818
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,332,791,267  $ 8,173,701,763  $ 6,848,202,853  $ 1,043,420,643
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,852,968,592  $ 10,577,566,338  $ 6,780,440,532  $ 1,080,695,955
Accumulated earnings (loss) ............................................ (520,177,325) (2,403,864,575) 67,762,321  (37,275,312)
NET ASSETS ......................................................
$ 1,332,791,267  $ 8,173,701,763  $ 6,848,202,853  $ 1,043,420,643
NET ASSET VALUE
Shares outstanding .................................................. 44,400,000  227,200,000  111,500,000  25,700,000
Net asset value ..................................................... $ 30.02  $ 35.98  $ 61.42  $ 40.60
Shares authorized ................................................... 1 billion 2 billion 1 billion 300 million
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ —  $ —  $ 19,777,160  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 1,326,929,041  $ 5,262,530,226  $ 5,718,253,621  $ 696,655,037
(c)
Investments, at cost — affiliated ........................................ $ 501,550  $ 4,220,492  $ 24,454,561  $ 2,149,513
(d)
Foreign currency collateral pledged, at cost ................................ $ 596,021  $ —  $ 1,107,143  $ —
(e)
  Foreign currency, at cost ............................................. $ 2,134,834  $ 31,127,628  $ 14,455,281  $ 376,896

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Japan ETF
iShares
MSCI Mexico ETF
iShares
MSCI South Africa
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 893,116,256  $ 22,636,279,983  $ 1,809,917,425  $ 576,720,305
Investments, at value — affiliated
(c)
........................................ 30,425,138  17,468,776  14,440,834  218,556
Cash ............................................................ 5,499  —  —  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 247,410  2,764,995  541,290  184,181
Foreign currency, at value
(e)
............................................. 2,423,749  26,947,477  10,202,767  1,183,515
Receivables:
Investments sold .................................................. 11,628,536  163,083,536  16,203,797  6,899,334
Securities lending income — affiliated .................................... 40,040  1,977  24,840  —
Dividends — unaffiliated ............................................. 1,012,006  20,415,822  —  623,174
Dividends — affiliated ............................................... 2,006  22,083  3,051  503
Variation margin on futures contracts ..................................... —  222,953  3,452  —
Total assets .......................................................
938,900,640  22,867,207,602  1,851,337,456  585,829,568
LIABILITIES
Due to broker ...................................................... —  1,352,632  —  —
Collateral on securities loaned ........................................... 30,023,088  8,386,155  13,665,316  —
Payables:
Investments purchased .............................................. 11,121,729  161,927,228  17,386,054  7,110,351
Deferred foreign capital gain tax ........................................ 48,227  —  —  —
Investment advisory fees ............................................. 382,354  8,970,739  735,061  243,945
Variation margin on futures contracts ..................................... 34,297  —  —  10,103
Total liabilities ......................................................
41,609,695  180,636,754  31,786,431  7,364,399
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 897,290,945  $ 22,686,570,848  $ 1,819,551,025  $ 578,465,169
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 791,471,335  $ 22,199,279,456  $ 2,474,906,409  $ 942,123,541
Accumulated earnings (loss) ............................................ 105,819,610  487,291,392  (655,355,384) (363,658,372)
NET ASSETS ......................................................
$ 897,290,945  $ 22,686,570,848  $ 1,819,551,025  $ 578,465,169
NET ASSET VALUE
Shares outstanding .................................................. 7,300,000  236,700,000  23,700,000  8,200,000
Net asset value ..................................................... $ 122.92  $ 95.85  $ 76.77  $ 70.54
Shares authorized ................................................... 500 million 2.5246 billion 255 million 400 million
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ 28,633,124  $ 7,936,830  $ 13,011,154  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 687,735,515  $ 18,876,379,575  $ 1,874,827,227  $ 568,322,999
(c)
Investments, at cost — affiliated ........................................ $ 30,423,870  $ 17,468,633  $ 14,438,932  $ 218,556
(d)
Foreign currency collateral pledged, at cost ................................ $ 244,600  $ 2,735,382  $ 504,230  $ 180,692
(e)
  Foreign currency, at cost ............................................. $ 2,438,375  $ 26,777,070  $ 10,035,951  $ 1,184,623

Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI South Korea
ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................... $ 27,570,357,750  $ 226,049,361  $ 1,924,806,412
Investments, at value — affiliated
(c)
........................................................ 1,578,159,014  48,690,920  37,113,634
Cash ............................................................................ 222,305  —  32,360
Cash pledged:
Futures contracts .................................................................. —  31,000  314,000
Foreign currency collateral pledged:
(d)
Futures contracts .................................................................. 35,614,379  —  —
Foreign currency, at value
(e)
............................................................. 141,982,259  258,706  —
Receivables:
Investments sold .................................................................. 687,220,111  8,238,269  164,472,798
Securities lending income — affiliated .................................................... 5,375,362  85,897  8,262
Capital shares sold ................................................................. 589,179  —  —
Dividends — unaffiliated ............................................................. 18,326,852  —  1,873,239
Dividends — affiliated ............................................................... 65,257  516  7,186
Variation margin on futures contracts ..................................................... 44,428,417  —  —
Total assets .......................................................................
30,082,340,885  283,354,669  2,128,627,891
LIABILITIES
Collateral on securities loaned ........................................................... 1,568,223,279  48,265,092  30,864,676
Payables:
Investments purchased .............................................................. 786,011,612  9,824,173  165,711,288
Investment advisory fees ............................................................. 11,442,215  94,344  147,377
Variation margin on futures contracts ..................................................... —  2,064  18,170
Total liabilities ......................................................................
2,365,677,106  58,185,673  196,741,511
Commitments and contingent liabilities
NET ASSETS ......................................................................
$ 27,716,663,779  $ 225,168,996  $ 1,931,886,380
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................... $ 14,148,754,921  $ 576,211,553  $ 1,715,661,527
Accumulated earnings (loss) ............................................................ 13,567,908,858  (351,042,557) 216,224,853
NET ASSETS ......................................................................
$ 27,716,663,779  $ 225,168,996  $ 1,931,886,380
NET ASSET VALUE
Shares outstanding .................................................................. 152,700,000  5,600,000  16,500,000
Net asset value ..................................................................... $ 181.51  $ 40.21  $ 117.08
Shares authorized ................................................................... 700 million 200 million 500 million
Par value ......................................................................... $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................................... $ 1,328,965,817  $ 44,110,540  $ 30,256,765
(b)
Investments, at cost — unaffiliated ...................................................... $ 15,009,331,784  $ 245,361,975  $ 1,634,124,352
(c)
Investments, at cost — affiliated ........................................................ $ 1,578,082,506  $ 48,690,741  $ 36,402,588
(d)
Foreign currency collateral pledged, at cost ................................................ $ 31,760,883  $ —  $ —
(e)
  Foreign currency, at cost ............................................................. $ 140,626,492  $ 259,013  $ —

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Brazil ETF
iShares
MSCI Canada ETF
iShares
MSCI Chile ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 49,645,025  $ 434,041,754  $ 105,790,968  $ 34,840,010
Dividends — affiliated .............................................. 22,660  778,081  80,662  57,298
Interest — unaffiliated .............................................. 10,944  451,169  12,705  5,360
Securities lending income — affiliated — net ............................... 8,204  3,785  54,237  —
Foreign taxes withheld ............................................. (177,965) (45,293,757) (15,889,130) (8,569,138)
Total investment income ..............................................
49,508,868  389,981,032  90,049,442  26,333,530
EXPENSES
Investment advisory ............................................... 6,695,056  43,365,186  22,169,147  5,378,514
Commitment costs ................................................ 13,011  40,692  37,659  8,858
Interest expense ................................................. 947  11,206  —  17,147
Total expenses .................................................... 6,709,014  43,417,084  22,206,806  5,404,519
Net investment income ...............................................
42,799,854  346,563,948  67,842,636  20,929,011
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (27,719,223) (136,290,650) (19,818,259) (2,524,780)
Investments — affiliated ........................................... (725) 1,087  (7,397) —
Foreign currency transactions ....................................... 44,940  4,214,762  3,600  (1,608,439)
Futures contracts ............................................... (453,175) 18,123,434  3,191,155  716,433
In-kind redemptions — unaffiliated
(a)
................................... 158,786,258  8,764,084  254,947,200  —
130,658,075  (105,187,283) 238,316,299  (3,416,786)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 3,798,199  1,116,671,323  775,928,412  182,820,013
Investments — affiliated ........................................... (88) —  52  —
Foreign currency translations ....................................... (13,031) (696,196) 78,213  2,304
Futures contracts ............................................... (125,373) 2,748,587  (405,527) (104,579)
3,659,707  1,118,723,714  775,601,150  182,717,738
Net realized and unrealized gain ........................................
134,317,782  1,013,536,431  1,013,917,449  179,300,952
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 177,117,636  $ 1,360,100,379  $ 1,081,760,085  $ 200,229,963
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Japan ETF
iShares
MSCI Mexico ETF
iShares
MSCI South Africa
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 17,589,254  $ 366,074,508  $ 82,694,955  $ 26,176,625
Dividends — affiliated .............................................. 18,587  289,382  38,411  22,573
Interest — unaffiliated .............................................. 6,314  4,164  47,732  92
Securities lending income — affiliated — net ............................... 387,540  103,933  273,833  —
Foreign taxes withheld ............................................. (4,245,540) (36,589,451) (8,977,454) (3,154,034)
Total investment income ..............................................
13,756,155  329,882,536  74,077,477  23,045,256
EXPENSES
Investment advisory ............................................... 3,962,543  89,542,477  9,926,038  3,399,279
Commitment costs ................................................ 6,544  40,692  18,755  5,443
Interest expense ................................................. 1,571  85,587  388  27
Total expenses .................................................... 3,970,658  89,668,756  9,945,181  3,404,749
Net investment income ...............................................
9,785,497  240,213,780  64,132,296  19,640,507
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (23,814,810) (413,396,670) (38,027,719) (12,151,843)
Investments — affiliated ........................................... (6,688) (2,695) (5,775) —
Foreign currency transactions ....................................... 105,021  (10,569,672) 534,028  152,208
Futures contracts ............................................... 819,262  35,892,596  388,342  121,334
In-kind redemptions — unaffiliated
(b)
................................... 33,461,307  1,992,239,234  310,848,124  130,930,040
10,564,092  1,604,162,793  273,737,000  119,051,739
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 142,395,055  2,461,862,915  110,615,581  (41,211,290)
Investments — affiliated ........................................... 919  (1,665) (1,558) —
Foreign currency translations ....................................... (24,450) 587,672  203,877  (2,325)
Futures contracts ............................................... 72,151  1,955,174  (187,381) (16,593)
142,443,675  2,464,404,096  110,630,519  (41,230,208)
Net realized and unrealized gain ........................................
153,007,767  4,068,566,889  384,367,519  77,821,531
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 162,793,264  $ 4,308,780,669  $ 448,499,815  $ 97,462,038
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ 2,271  $ —  $ —  $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ 70,782  $ —  $ —  $ —

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI South Korea
ETF
iShares
MSCI Turkey ETF
iShares
MSCI USA Equal
Weighted ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................ $ 185,272,428  $ 4,177,901  $ 24,916,605
Dividends — affiliated .............................................................. 841,732  9,166  146,785
Interest — unaffiliated .............................................................. 72,330  617  9,789
Securities lending income — affiliated — net ............................................... 21,241,332  876,045  73,539
Foreign taxes withheld ............................................................. (28,385,475) (585,300) (10,896)
Total investment income ..............................................................
179,042,347  4,478,429  25,135,822
EXPENSES
Investment advisory ............................................................... 78,478,804  1,158,885  1,418,321
Commitment costs ................................................................ 40,692  1,758  —
Interest expense ................................................................. 69,568  4,130  322
Total expenses .................................................................... 78,589,064  1,164,773  1,418,643
Net investment income ...............................................................
100,453,283  3,313,656  23,717,179
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................... 1,923,047,757  (6,444,438) (10,475,021)
Investments — affiliated ........................................................... (108,177) (4,985) (7,701)
Foreign currency transactions ....................................................... (5,975,777) (29,403) —
Futures contracts ............................................................... 71,938,365  27,603  409,406
In-kind redemptions — unaffiliated
(a)
................................................... —  48,078,540  145,054,472
In-kind redemptions — affiliated
(a)
.................................................... —  —  193,373
1,988,902,168  41,627,317  135,174,529
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................... 10,043,193,722  (14,647,516) 79,065,423
Investments — affiliated ........................................................... 49,721  (607) (17,463)
Foreign currency translations ....................................................... 5,871,717  105  —
Futures contracts ............................................................... (10,050,964) 312  (130,886)
10,039,064,196  (14,647,706) 78,917,074
Net realized and unrealized gain ........................................................
12,027,966,364  26,979,611  214,091,603
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 12,128,419,647  $ 30,293,267  $ 237,808,782
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Australia ETF
iShares
MSCI Brazil ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 42,799,854  $ 47,223,744  $ 346,563,948  $ 211,132,406
Net realized gain (loss) ......................................... 130,658,075  6,298,559  (105,187,283) (89,642,881)
Net change in unrealized appreciation (depreciation) ..................... 3,659,707  68,125,466  1,118,723,714  102,472,245
Net increase in net assets resulting from operations ........................
177,117,636  121,647,769  1,360,100,379  223,961,770
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(43,199,518) (48,422,833) (313,924,096) (233,188,307)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(339,430,183) 25,815,061  1,701,436,445  1,346,794,560
NET ASSETS
Total increase (decrease) in net assets ................................ (205,512,065) 99,039,997  2,747,612,728  1,337,568,023
Beginning of year ...............................................
1,538,303,332  1,439,263,335  5,426,089,035  4,088,521,012
End of year ...................................................
$ 1,332,791,267  $ 1,538,303,332  $ 8,173,701,763  $ 5,426,089,035
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Canada ETF
iShares
MSCI Chile ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 67,842,636  $ 52,863,809  $ 20,929,011  $ 14,690,929
Net realized gain (loss) ......................................... 238,316,299  150,749,882  (3,416,786) 3,814,226
Net change in unrealized appreciation (depreciation) ..................... 775,601,150  400,339,293  182,717,738  107,329,266
Net increase in net assets resulting from operations ........................
1,081,760,085  603,952,984  200,229,963  125,834,421
DISTRIBUTIONS TO SHAREHOLDERS
(a)
From net investment income ..................................... (60,589,606) (58,172,802) (19,901,680) (14,685,763)
Return of capital ..............................................
—  —  —  (280,694)
Decrease in net assets resulting from distributions to shareholders ..............
(60,589,606) (58,172,802) (19,901,680) (14,966,457)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
2,623,904,037  66,302,379  162,232,036  59,731,238
NET ASSETS
Total increase in net assets ........................................ 3,645,074,516  612,082,561  342,560,319  170,599,202
Beginning of year ...............................................
3,203,128,337  2,591,045,776  700,860,324  530,261,122
End of year ...................................................
$ 6,848,202,853  $ 3,203,128,337  $ 1,043,420,643  $ 700,860,324
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Israel ETF
iShares
MSCI Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 9,785,497  $ 3,279,756  $ 240,213,780  $ 240,608,900
Net realized gain ............................................. 10,564,092  6,954,127  1,604,162,793  780,363,083
Net change in unrealized appreciation (depreciation) ..................... 142,443,675  72,038,299  2,464,404,096  490,821,044
Net increase in net assets resulting from operations ........................
162,793,264  82,272,182  4,308,780,669  1,511,793,027
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,525,639) (2,973,066) (696,637,222) (329,818,132)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
342,548,037  169,691,511  3,942,844,922  (1,627,826,063)
NET ASSETS
Total increase (decrease) in net assets ................................ 493,815,662  248,990,627  7,554,988,369  (445,851,168)
Beginning of year ...............................................
403,475,283  154,484,656  15,131,582,479  15,577,433,647
End of year ...................................................
$ 897,290,945  $ 403,475,283  $ 22,686,570,848  $ 15,131,582,479
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Mexico ETF
iShares
MSCI South Africa ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 64,132,296  $ 57,555,229  $ 19,640,507  $ 8,088,407
Net realized gain (loss) ......................................... 273,737,000  10,025,469  119,051,739  (21,781,867)
Net change in unrealized appreciation (depreciation) ..................... 110,630,519  307,471,384  (41,230,208) 113,916,803
Net increase in net assets resulting from operations ........................
448,499,815  375,052,082  97,462,038  100,223,343
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(65,074,558) (68,641,991) (43,818,349) (19,551,912)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(354,291,663) 154,243,906  107,419,724  42,052,400
NET ASSETS
Total increase in net assets ........................................ 29,133,594  460,653,997  161,063,413  122,723,831
Beginning of year ...............................................
1,790,417,431  1,329,763,434  417,401,756  294,677,925
End of year ...................................................
$ 1,819,551,025  $ 1,790,417,431  $ 578,465,169  $ 417,401,756
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI South Korea ETF
iShares
MSCI Turkey ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 100,453,283  $ 52,557,754  $ 3,313,656  $ 3,225,103
Net realized gain (loss) ......................................... 1,988,902,168  (112,876,712) 41,627,317  (4,799,522)
Net change in unrealized appreciation (depreciation) ..................... 10,039,064,196  362,540,346  (14,647,706) (6,848,065)
Net increase (decrease) in net assets resulting from operations ................
12,128,419,647  302,221,388  30,293,267  (8,422,484)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(163,882,362) (84,703,374) (4,198,227) (2,779,974)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
10,667,081,978  (200,225,816) 24,598,077  (33,722,207)
NET ASSETS
Total increase (decrease) in net assets ................................ 22,631,619,263  17,292,198  50,693,117  (44,924,665)
Beginning of year ...............................................
5,085,044,516  5,067,752,318  174,475,879  219,400,544
End of year ...................................................
$ 27,716,663,779  $ 5,085,044,516  $ 225,168,996  $ 174,475,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Equal Weighted ETF
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 23,717,179  $ 19,743,659
Net realized gain ................................................................................ 135,174,529  40,397,339
Net change in unrealized appreciation (depreciation) ........................................................ 78,917,074  85,614,400
Net increase in net assets resulting from operations ...........................................................
237,808,782  145,755,398
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(24,017,196) (17,388,853)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
152,778,005  627,858,260
NET ASSETS
Total increase in net assets ........................................................................... 366,569,591  756,224,805
Beginning of year ..................................................................................
1,565,316,789  809,091,984
End of year ......................................................................................
$ 1,931,886,380  $ 1,565,316,789
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Australia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 27.08  $ 25.89  $ 22.24  $ 21.95  $ 25.96
Net investment income
(a)
................................ 0 .86  0 .81  0 .83  1 .01  0 .93
Net realized and unrealized gain (loss)
(b)
......................
2 .93  1 .19  3 .78  0 .13  ( 3 .31 )
Net increase (decrease) from investment operations ...............
3 .79  2 .00  4 .61  1 .14  ( 2 .38 )
Distributions from net investment income
(c)
...................... ( 0 .85 ) ( 0 .81 ) ( 0 .96 ) ( 0 .85 ) ( 1 .63 )
Net asset value, end of year ..............................
$ 30.02  $ 27.08  $ 25.89  $ 22.24  $ 21.95
Total Return
(d)
Based on net asset value .................................
14.32% 8 .01% 21.13% 5 .15% ( 9 .53 ) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .08% 3 .19% 3 .56% 4 .48% 3 .86%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,332,791  $ 1,538,303  $ 1,439,263  $ 2,072,410  $ 1,615,410
Portfolio turnover rate
(f)
...................................
6% 6% 5% 4% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
A0
iShares MSCI Brazil ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 29.39  $ 29.77  $ 30.82  $ 30.48  $ 36.58
Net investment income
(a)
................................ 1 .48  1 .44  1 .97  2 .14  4 .10
Net realized and unrealized gain (loss)
(b)
......................
6 .57  ( 0 .21 ) ( 0 .88 ) 0 .98  ( 6 .56 )
Net increase (decrease) from investment operations ...............
8 .05  1 .23  1 .09  3 .12  ( 2 .46 )
Distributions from net investment income
(c)
...................... ( 1 .46 ) ( 1 .61 ) ( 2 .14 ) ( 2 .78 ) ( 3 .64 )
Net asset value, end of year ..............................
$ 35.98  $ 29.39  $ 29.77  $ 30.82  $ 30.48
Total Return
(d)
Based on net asset value .................................
28.05% 5 .11% 3 .37% 11.49% ( 6 .05 ) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ...................................
4 .21% 5 .38% 6 .27% 7 .13% 13.01%
Supplemental Data
Net assets, end of year (000) ...............................
$ 8,173,702  $ 5,426,089  $ 4,088,521  $ 5,126,621  $ 5,236,173
Portfolio turnover rate
(f)
...................................
31% 19% 22% 22% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Canada ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 48.75  $ 40.49  $ 34.69  $ 33.72  $ 37.38
Net investment income
(a)
............................... 0 .82  0 .80  0 .79  0 .80  0 .77
Net realized and unrealized gain (loss)
(b)
.....................
12.60  8 .32  5 .85  1 .01  ( 3 .68 )
Net increase (decrease) from investment operations ..............
13.42  9 .12  6 .64  1 .81  ( 2 .91 )
Distributions from net investment income
(c)
..................... ( 0 .75 ) ( 0 .86 ) ( 0 .84 ) ( 0 .84 ) ( 0 .75 )
Net asset value, end of year .............................
$ 61.42  $ 48.75  $ 40.49  $ 34.69  $ 33.72
Total Return
(d)
Based on net asset value ................................
27.70% 22.86%
(e)
19.42% 5 .42% ( 7 .94 ) %
Ratios to Average Net Assets
(f)
Total expenses .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
1 .47% 1 .87% 2 .19% 2 .36% 2 .05%
Supplemental Data
Net assets, end of year (000) ..............................
$ 6,848,203  $ 3,203,128  $ 2,591,046  $ 3,028,303  $ 3,662,225
Portfolio turnover rate
(g)
..................................
3% 4% 4% 6% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment received from a settlement of litigation which impacted the Fund's total return, Excluding the payment from a settlement of litigation, the Fund's total return would have been 22.82%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Chile ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 32.67  $ 26.71  $ 28.36  $ 27.62  $ 28.52
Net investment income
(a)
................................ 0 .82  0 .75  0 .82  1 .64  2 .17
Net realized and unrealized gain (loss)
(b)
......................
7 .90  5 .97  ( 1 .60 ) 0 .96  ( 1 .16 )
Net increase (decrease) from investment operations ...............
8 .72  6 .72  ( 0 .78 ) 2 .60  1 .01
Distributions
(c)
From net investment income ............................. ( 0 .79 ) ( 0 .74 ) ( 0 .85 ) ( 1 .86 ) ( 1 .91 )
Return of capital ......................................
—  ( 0 .02 ) ( 0 .02 ) —  —
Total distributions ......................................
( 0 .79 ) ( 0 .76 ) ( 0 .87 ) ( 1 .86 ) ( 1 .91 )
Net asset value, end of year ..............................
$ 40.60  $ 32.67  $ 26.71  $ 28.36  $ 27.62
Total Return
(d)
Based on net asset value .................................
26.65% 25.36% ( 2 .72 ) % 9 .54% 4 .03%
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .53% 0 .59% 0 .60% 0 .59% 0 .58%
Net investment income ...................................
2 .06% 2 .63% 3 .12% 5 .87% 8 .30%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,043,421  $ 700,860  $ 530,261  $ 621,010  $ 493,079
Portfolio turnover rate
(f)
...................................
48% 45% 31% 47% 94%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Israel ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 94.94  $ 67.17  $ 55.04  $ 66.35  $ 72.22
Net investment income
(a)
............................... 1 .53  1 .07  0 .66  1 .04  1 .16
Net realized and unrealized gain (loss)
(b)
.....................
28.31  27.74  12.25  (11.47) ( 5 .74 )
Net increase (decrease) from investment operations ..............
29.84  28.81  12.91  (10.43) ( 4 .58 )
Distributions from net investment income
(c)
..................... ( 1 .86 ) ( 1 .04 ) ( 0 .78 ) ( 0 .88 ) ( 1 .29 )
Net asset value, end of year .............................
$ 122.92  $ 94.94  $ 67.17  $ 55.04  $ 66.35
Total Return
(d)
Based on net asset value ................................
31.62% 43.16% 23.62% (15.74) % ( 6 .38 ) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ..................................
1 .30% 1 .34% 1 .13% 1 .82% 1 .64%
Supplemental Data
Net assets, end of year (000) ..............................
$ 897,291  $ 403,475  $ 154,485  $ 143,116  $ 162,562
Portfolio turnover rate
(f)
..................................
16% 8% 7% 12% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Japan ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 78.08  $ 72.27  $ 61.57  $ 53.72  $ 68.55
Net investment income
(a)
................................ 1 .13  1 .18  0 .95  0 .92  1 .04
Net realized and unrealized gain (loss)
(b)
......................
20.20  6 .29  11.13  7 .48  (14.44)
Net increase (decrease) from investment operations ...............
21.33  7 .47  12.08  8 .40  (13.40)
Distributions from net investment income
(c)
...................... ( 3 .56 ) ( 1 .66 ) ( 1 .38 ) ( 0 .55 ) ( 1 .43 )
Net asset value, end of year ..............................
$ 95.85  $ 78.08  $ 72.27  $ 61.57  $ 53.72
Total Return
(d)
Based on net asset value .................................
28.09% 10.63% 19.92% 15.68% (19.81) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .49% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
1 .29% 1 .68% 1 .44% 1 .61% 1 .66%
Supplemental Data
Net assets, end of year (000) ...............................
$ 22,686,571  $ 15,131,582  $ 15,577,434  $ 13,603,868  $ 9,661,520
Portfolio turnover rate
(f)
...................................
7% 6% 6% 3% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Mexico ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 61.95  $ 52.98  $ 61.58  $ 44.29  $ 51.24
Net investment income
(a)
............................... 2 .27  2 .04  1 .86  1 .65  1 .50
Net realized and unrealized gain (loss)
(b)
.....................
15.01  9 .59  ( 8 .96 ) 17.14  ( 7 .04 )
Net increase (decrease) from investment operations ..............
17.28  11.63  ( 7 .10 ) 18.79  ( 5 .54 )
Distributions from net investment income
(c)
..................... ( 2 .46 ) ( 2 .66 ) ( 1 .50 ) ( 1 .50 ) ( 1 .41 )
Net asset value, end of year .............................
$ 76.77  $ 61.95  $ 52.98  $ 61.58  $ 44.29
Total Return
(d)
Based on net asset value ................................
28.18% 22.86% (11.91) % 42.93% (10.98) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..................................
3 .11% 3 .73% 2 .98% 2 .88% 3 .06%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,819,551  $ 1,790,417  $ 1,329,763  $ 1,533,393  $ 806,143
Portfolio turnover rate
(f)
..................................
9% 7% 10% 11% 11%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI South Africa ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 57.18  $ 46.77  $ 39.32  $ 39.97  $ 49.35
Net investment income
(a)
............................... 2 .08  1 .14  1 .07  1 .25  1 .43
Net realized and unrealized gain (loss)
(b)
.....................
16.33  12.31  7 .51  ( 0 .56 ) ( 9 .35 )
Net increase (decrease) from investment operations ..............
18.41  13.45  8 .58  0 .69  ( 7 .92 )
Distributions from net investment income
(c)
..................... ( 5 .05 ) ( 3 .04 ) ( 1 .13 ) ( 1 .34 ) ( 1 .46 )
Net asset value, end of year .............................
$ 70.54  $ 57.18  $ 46.77  $ 39.32  $ 39.97
Total Return
(d)
Based on net asset value ................................
32.90% 30.34%
(e)
22.32% 1 .62% (16.34) %
Ratios to Average Net Assets
(f)
Total expenses .......................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ..................................
3 .06% 2 .32% 2 .64% 3 .01% 3 .02%
Supplemental Data
Net assets, end of year (000) ..............................
$ 578,465  $ 417,402  $ 294,678  $ 271,298  $ 315,761
Portfolio turnover rate
(g)
..................................
12% 19% 4% 5% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI South Korea ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 72.44  $ 65.64  $ 62.63  $ 58.43  $ 86.98
Net investment income
(a)
............................... 0 .94  0 .81  0 .80  0 .85  0 .97
Net realized and unrealized gain (loss)
(b)
.....................
110.17  7 .29  3 .86  4 .05  (27.84)
Net increase (decrease) from investment operations ..............
111.11  8 .10  4 .66  4 .90  (26.87)
Distributions from net investment income
(c)
..................... ( 2 .04 ) ( 1 .30 ) ( 1 .65 ) ( 0 .70 ) ( 1 .68 )
Net asset value, end of year .............................
$ 181.51  $ 72.44  $ 65.64  $ 62.63  $ 58.43
Total Return
(d)
Based on net asset value ................................
156.32%
(e)
13.03% 7 .55% 8 .49% (31.39) %
Ratios to Average Net Assets
(f)
Total expenses .......................................
0 .52% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ..................................
0 .67% 1 .33% 1 .27% 1 .42% 1 .35%
Supplemental Data
Net assets, end of year (000) ..............................
$ 27,716,664  $ 5,085,045  $ 5,067,752  $ 3,654,190  $ 2,959,448
Portfolio turnover rate
(g)
..................................
58% 49% 18% 29% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Turkey ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 35.25  $ 37.19  $ 37.37  $ 22.60  $ 23.91
Net investment income
(a)
............................... 0 .58  0 .64  0 .66  0 .74  0 .66
Net realized and unrealized gain (loss)
(b)
.....................
5 .22  ( 1 .97 ) 0 .01  15.28  ( 1 .33 )
Net increase (decrease) from investment operations ..............
5 .80  ( 1 .33 ) 0 .67  16.02  ( 0 .67 )
Distributions from net investment income
(c)
..................... ( 0 .84 ) ( 0 .61 ) ( 0 .85 ) ( 1 .25 ) ( 0 .64 )
Net asset value, end of year .............................
$ 40.21  $ 35.25  $ 37.19  $ 37.37  $ 22.60
Total Return
(d)
Based on net asset value ................................
16.58% ( 3 .40 ) % 1 .81% 72.12% ( 2 .41 ) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .53% 0 .59% 0 .59% 0 .59% 0 .58%
Net investment income ..................................
1 .51% 1 .87% 1 .74% 2 .37% 3 .23%
Supplemental Data
Net assets, end of year (000) ..............................
$ 225,169  $ 174,476  $ 219,401  $ 226,086  $ 290,408
Portfolio turnover rate
(f)
..................................
23% 15% 14% 29% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Equal Weighted ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 102.64  $ 94.08  $ 79.36  $ 74.32  $ 87.61
Net investment income
(a)
................................ 1 .62  1 .58  1 .44  1 .27  1 .25
Net realized and unrealized gain (loss)
(b)
......................
14.48  8 .47  14.59  5 .05  (13.32)
Net increase (decrease) from investment operations ...............
16.10  10.05  16.03  6 .32  (12.07)
Distributions from net investment income
(c)
...................... ( 1 .66 ) ( 1 .49 ) ( 1 .31 ) ( 1 .28 ) ( 1 .22 )
Net asset value, end of year ..............................
$ 117.08  $ 102.64  $ 94.08  $ 79.36  $ 74.32
Total Return
(d)
Based on net asset value .................................
15.89% 10.80% 20.43% 8 .69% (13.93) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .09% 0 .09% 0 .09% 0 .09% 0 .10%
Total expenses after fees waived ............................
0 .09% 0 .09% 0 .09% 0 .09% 0 .09%
Net investment income ...................................
1 .50% 1 .63% 1 .69% 1 .69% 1 .52%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,931,886  $ 1,565,317  $ 809,092  $ 555,533  $ 412,468
Portfolio turnover rate
(f)
...................................
36% 31% 26% 28% 27%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
iShares ETF
Diversification
Classification
MSCI Australia .............................................................................................................. Non-diversified
MSCI Brazil ................................................................................................................ Non-diversified
MSCI Canada .............................................................................................................. Diversified
MSCI Chile ................................................................................................................ Non-diversified
MSCI Israel ................................................................................................................ Non-diversified
MSCI Japan ............................................................................................................... Diversified
MSCI Mexico ............................................................................................................... Non-diversified
MSCI South Africa ........................................................................................................... Non-diversified
MSCI South Korea ........................................................................................................... Non-diversified
MSCI Turkey ............................................................................................................... Non-diversified
MSCI USA Equal Weighted ..................................................................................................... Diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund’s current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund’s minimum distribution requirements, but not in excess of the Fund’s earning and profits, will be taxable to the Fund’s shareholders and will not constitute non-
taxable returns of capital. Return of capital distributions will reduce a shareholder’s cost basis and will result in higher capital gains or lower capital losses when each Fund’s shares on which distributions were received are sold. Once a shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)

Non-Cash Collateral
Received, at Fair
Value
(a)
 Net Amount
MSCI Canada
BofA Securities, Inc. .......................................... $ 2,050,491  $ (2,050,491) $ —  $ —
Citigroup Global Markets, Inc. .................................... 12,331,011  (12,331,011) —  —
Goldman Sachs & Co. LLC ..................................... 5,395,658  (5,395,658) —  —
$ 19,777,160  $ (19,777,160)
$ —
$ —
a
MSCI Israel
Barclays Bank PLC ........................................... 149,717  (149,717) —  —
BNP Paribas SA ............................................. 76,118  (76,118) —  —
BofA Securities, Inc. .......................................... 2,774,287  (2,774,287) —  —
Citigroup Global Markets, Inc. .................................... 1,068,672  (1,068,672) —  —
Goldman Sachs & Co. LLC ..................................... 10,536,026  (10,536,026) —  —
HSBC Bank PLC ............................................ 41,290  (41,290) —  —
J.P. Morgan Securities LLC ..................................... 2,172,079  (2,172,079) —  —
Jefferies LLC ............................................... 170,706  (170,706) —  —

Notes to Financial Statements
( continued)

Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash
Collateral
Received, at Fair
Value
(a)
Net Amount
Morgan Stanley ............................................. 2,823,341  (2,823,341) —  —
UBS AG .................................................. 1,730,266  (1,730,266) —  —
Wells Fargo Bank NA ......................................... 7,090,622  (7,090,622) —  —
$ 28,633,124  $ (28,633,124)
$ —
$ —
a
MSCI Japan
HSBC Bank PLC ............................................ 1,903,157  (1,903,157) —  —
Morgan Stanley ............................................. 6,033,673  (6,033,673) —  —
$ 7,936,830  $ (7,936,830)
$ —
$ —
a
MSCI Mexico
Barclays Capital, Inc. ......................................... 607,534  (607,534) —  —
BofA Securities, Inc. .......................................... 2,749,920  (2,749,920) —  —
Goldman Sachs & Co. LLC ..................................... 7,334,817  (7,334,817) —  —
J.P. Morgan Securities LLC ..................................... 36,120  (36,120) —  —
Morgan Stanley ............................................. 2,282,763  (2,282,763) —  —
$ 13,011,154  $ (13,011,154)
$ —
$ —
a
MSCI South Korea
Barclays Capital, Inc. ......................................... 23,440,509  (23,440,509) —  —
BofA Securities, Inc. .......................................... 187,278,345  (187,278,345) —  —
Goldman Sachs International .................................... 969,686,481  (969,686,481) —  —
HSBC Bank PLC ............................................ 11,870,880  (11,870,880) —  —
Morgan Stanley ............................................. 136,689,602  (136,689,602) —  —
$ 1,328,965,817  $ (1,328,965,817)
$ —
$ —
a
MSCI Turkey
Barclays Capital, Inc. ......................................... 120,611  (120,611) —  —
BNP Paribas SA ............................................. 771,865  (771,865) —  —
BofA Securities, Inc. .......................................... 16,018,418  (16,018,418) —  —
Goldman Sachs & Co. LLC ..................................... 10,351,373  (10,351,373) —  —
HSBC Bank PLC ............................................ 4,157,096  (4,157,096) —  —
Morgan Stanley ............................................. 12,691,177  (12,691,177) —  —
$ 44,110,540  $ (44,110,540)
$ —
$ —
a
MSCI USA Equal Weighted
Barclays Bank PLC ........................................... 10,047  (10,047) —  —
Barclays Capital, Inc. ......................................... 67,610  (67,610) —  —
BNP Paribas SA ............................................. 1,243,320  (1,243,320) —  —
BofA Securities, Inc. .......................................... 4,499,395  (4,499,395) —  —
Deutsche Bank Securities, Inc. ................................... 136,362  (136,362) —  —
Goldman Sachs & Co. LLC ..................................... 3,580,792  (3,580,792) —  —
Goldman Sachs International .................................... 3,916,354  (3,916,354) —  —
J.P. Morgan Securities LLC ..................................... 6,872,085  (6,872,085) —  —
Morgan Stanley ............................................. 961,400  (961,400) —  —
National Financial Services LLC .................................. 1,589,790  (1,589,790) —  —
SG Americas Securities LLC .................................... 5,085,275  (5,085,275) —  —
UBS AG .................................................. 19,435  (19,435) —  —
Wells Fargo Bank NA ......................................... 2,274,900  (2,274,900) —  —
$ 30,256,765  $ (30,256,765)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Japan and iShares MSCI Mexico ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile, iShares MSCI Israel, iShares MSCI South Africa, iShares MSCI South
Korea and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund's allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares MSCI USA Equal Weighted ETF, BFA is entitled to an annual investment advisory fee of 0.09%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
In excess of $7 billion but not exceeding $11 billion . . . . . . . . . . . . . . . . . . .
.
. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $11 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
In excess of $24 billion but not exceeding $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
In excess of $48 billion but not exceeding $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
In excess of $72 billion but not exceeding $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
In excess of $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
In excess of $2 billion but not exceeding $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
In excess of $4 billion but not exceeding $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
In excess of $8 billion but not exceeding $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
In excess of $16 billion but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
In excess of $24 billion but not exceeding $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
In excess of $32 billion but not exceeding $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
In excess of $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
( continued)

Notes to Financial Statements
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Israel ETF. Prior to November 10, 2025, ETF
Services were performed by State Street Bank and Trust Company for the iShares MSCI Japan ETF. Prior to March 16, 2026, ETF Services were performed by State Street
Bank and Trust Company for the iShares MSCI Brazil ETF, iShares MSCI Canada ETF, iShares MSCI Chile ETF, iShares MSCI South Africa ETF and iShares MSCI South
Korea ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each of iShares MSCI Brazil ETF and iShares MSCI USA Equal Weighted ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, each of iShares MSCI Australia ETF, iShares MSCI Canada ETF, iShares MSCI Chile ETF, iShares MSCI Israel ETF,
iShares MSCI Japan ETF, iShares MSCI Mexico ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF and iShares MSCI Turkey ETF (the “Group 2 Funds”),
retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in a given calendar year exceeds a specific threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
MSCI Australia ............................................................................................................. $ 2,388
MSCI Brazil ............................................................................................................... 1,417
MSCI Canada ............................................................................................................. 21,198
MSCI Israel ............................................................................................................... 95,501
MSCI Japan .............................................................................................................. 29,378
MSCI Mexico .............................................................................................................. 64,624
MSCI South Korea .......................................................................................................... 4,793,984
MSCI Turkey .............................................................................................................. 197,164
MSCI USA Equal Weighted .................................................................................................... 27,362
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Australia ..........................................................................
$ 24,763,251 $ 37,582,611 $ (12,610,469)
MSCI Brazil ............................................................................
35,827,986 9,015,520 (5,592,145)
MSCI Israel ............................................................................
2,130,866 20,141,430 (3,492,622)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Japan ...........................................................................
$ 266,940,041 $ 304,660,122 $ (170,030,621)
MSCI South Korea .......................................................................
440,442,625 1,111,309,564 602,378,295
MSCI USA Equal Weighted .................................................................
241,090,774 241,042,510 17,704,657
iShares ETF Purchases Sales
MSCI Australia .......................................................................................... $ 105,241,570  $ 83,106,841
MSCI Brazil ............................................................................................ 3,898,469,055  2,507,848,005
MSCI Canada .......................................................................................... 214,414,510  144,070,297
MSCI Chile ............................................................................................ 638,188,474  476,962,496
MSCI Israel ............................................................................................ 158,039,901  122,075,373
MSCI Japan ........................................................................................... 1,368,510,036  1,572,066,047
MSCI Mexico ........................................................................................... 229,226,788  186,484,792
MSCI South Africa ....................................................................................... 74,511,725  86,516,412
MSCI South Korea ....................................................................................... 19,448,048,220  8,899,373,530
MSCI Turkey ........................................................................................... 54,922,825  51,730,075
MSCI USA Equal Weighted ................................................................................. 580,788,280  572,785,985
iShares ETF In-kind Purchases In-kind Sales
MSCI Australia .......................................................................................... $ 831,472,761  $ 1,191,595,102
MSCI Brazil ............................................................................................ 514,099,131  273,467,054
MSCI Canada .......................................................................................... 3,362,433,197  804,397,591
MSCI Israel ............................................................................................ 365,743,743  62,267,386
MSCI Japan ........................................................................................... 9,382,648,406  5,652,322,026
MSCI Mexico ........................................................................................... 1,273,184,819  1,658,164,224
MSCI South Africa ....................................................................................... 473,157,767  378,385,566
MSCI Turkey ........................................................................................... 252,598,039  230,161,984
MSCI USA Equal Weighted ................................................................................. 526,199,535  379,906,716

Notes to Financial Statements
( continued)

Notes to Financial Statements
The tax character of distributions paid was as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Australia ............................................................................................ $ 149,412,786 $ (149,412,786)
MSCI Brazil .............................................................................................. 8,743,917 (8,743,917)
MSCI Canada ............................................................................................ 252,982,812 (252,982,812)
MSCI Israel .............................................................................................. 32,981,701 (32,981,701)
MSCI Japan ............................................................................................. 1,832,398,337 (1,832,398,337)
MSCI Mexico ............................................................................................. 310,940,481 (310,940,481)
MSCI South Africa ......................................................................................... 124,913,947 (124,913,947)
MSCI South Korea ......................................................................................... 60,750,870 (60,750,870)
MSCI Turkey ............................................................................................. 46,606,439 (46,606,439)
MSCI USA Equal Weighted ................................................................................... 144,962,381 (144,962,381)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Australia
Ordinary income ........................................................................................... $ 43,199,518 $ 48,422,833
MSCI Brazil
Ordinary income ........................................................................................... $ 313,924,096 $ 233,188,307
MSCI Canada
Ordinary income ........................................................................................... $ 60,589,606 $ 58,172,802
MSCI Chile
Ordinary income ........................................................................................... $ 19,901,680 $ 14,685,763
Return of Capital .......................................................................................... — 280,694
$ 19,901,680 $ 14,966,457
MSCI Israel
Ordinary income ........................................................................................... $ 11,525,639 $ 2,973,066
MSCI Japan
Ordinary income ........................................................................................... $ 696,637,222 $ 329,818,132
MSCI Mexico
Ordinary income ........................................................................................... $ 65,074,558 $ 68,641,991
MSCI South Africa
Ordinary income ........................................................................................... $ 43,818,349 $ 19,551,912
MSCI South Korea
Ordinary income ........................................................................................... $ 163,882,362 $ 84,703,374
MSCI Turkey
Ordinary income ........................................................................................... $ 4,198,227 $ 2,779,974
MSCI USA Equal Weighted
Ordinary income ........................................................................................... $ 24,017,196 $ 17,388,853

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the iShares MSCI South Korea ETF utilized $626,607,751 of its capital loss carryforwards.
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Australia ETF, iShares MSCI Brazil ETF, iShares MSCI Canada ETF, iShares MSCI Chile ETF, iShares MSCI Israel ETF, iShares MSCI Japan ETF, iShares
MSCI Mexico ETF, iShares MSCI South Africa ETF, iShares MSCI South Korea ETF and iShares MSCI Turkey ETF, along with certain other iShares funds (“Participating
Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit
Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily
Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating
Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Australia ......................................
$ 7,814,748 $ (509,106,832) $ (18,885,241) $ — $ (520,177,325)
MSCI Brazil ........................................
87,806,171 (4,903,635,475) 2,411,964,729 — (2,403,864,575)
MSCI Canada ......................................
15,177,204 (1,050,811,514) 1,103,396,631 — 67,762,321
MSCI Chile ........................................
— (354,401,972) 317,689,271 (562,611) (37,275,312)
MSCI Israel ........................................
1,914,324 (96,480,635) 200,385,921 — 105,819,610
MSCI Japan .......................................
10,852,299 (2,872,552,106) 3,348,991,199 — 487,291,392
MSCI Mexico .......................................
7,050,248 (593,502,527) (68,903,105) — (655,355,384)
MSCI South Africa ...................................
— (340,012,442) 4,412,138 (28,058,068) (363,658,372)
MSCI South Korea ...................................
2,297,195,262 — 11,270,713,596 — 13,567,908,858
MSCI Turkey .......................................
9,303,068 (338,220,743) (22,124,882) — (351,042,557)
MSCI USA Equal Weighted .............................
7,087,040 (79,007,174) 288,144,987 — 216,224,853
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Australia ................................................... $ 1,345,068,608  $ 94,674,069  $ (113,630,581) $ (18,956,512)
MSCI Brazil ..................................................... 5,543,137,049  2,540,605,617  (128,591,398) 2,412,014,219
MSCI Canada ................................................... 5,753,239,726  1,182,846,806  (79,585,234) 1,103,261,572
MSCI Chile ..................................................... 726,053,527  356,875,028  (39,176,564) 317,698,464
MSCI Israel ..................................................... 723,095,190  233,578,460  (33,132,256) 200,446,204
MSCI Japan .................................................... 19,307,236,002  4,567,462,348  (1,218,875,190) 3,348,587,158
MSCI Mexico .................................................... 1,892,952,699  135,253,479  (204,004,717) (68,751,238)
MSCI South Africa ................................................ 572,528,921  43,680,228  (39,269,791) 4,410,437
MSCI South Korea ................................................ 17,874,802,105  11,578,914,147  (313,836,366) 11,265,077,781
MSCI Turkey .................................................... 296,864,859  14,848,580  (36,973,158) (22,124,578)
MSCI USA Equal Weighted .......................................... 1,673,775,062  340,746,182  (52,601,198) 288,144,984

Notes to Financial Statements
( continued)

Notes to Financial Statements
events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
MSCI Australia
Shares sold ......................................................... 30,400,000  $ 858,976,132  17,800,000  $ 447,824,089
Shares redeemed ..................................................... (42,800,000) (1,198,406,315) (16,600,000) (422,009,028)
(12,400,000) $ (339,430,183) 1,200,000  $ 25,815,061
MSCI Brazil
Shares sold ......................................................... 107,850,000  $ 3,958,703,628  61,300,000  $ 1,692,156,008
Shares redeemed ..................................................... (65,300,000) (2,257,267,183) (14,000,000) (345,361,448)
42,550,000  $ 1,701,436,445  47,300,000  $ 1,346,794,560
MSCI Canada
Shares sold ......................................................... 60,400,000  $ 3,432,099,130  27,300,000  $ 1,138,268,426
Shares redeemed ..................................................... (14,600,000) (808,195,093) (25,600,000) (1,071,966,047)
45,800,000  $ 2,623,904,037  1,700,000  $ 66,302,379
MSCI Chile
Shares sold ......................................................... 11,050,000  $ 434,134,336  5,500,000  $ 168,390,382
Shares redeemed ..................................................... (6,800,000) (271,902,300) (3,900,000) (108,659,144)
4,250,000  $ 162,232,036  1,600,000  $ 59,731,238
MSCI Israel
Shares sold ......................................................... 3,700,000  $ 422,167,644  2,500,000  $ 212,847,471
Shares redeemed ..................................................... (650,000) (79,619,607) (550,000) (43,155,960)
3,050,000  $ 342,548,037  1,950,000  $ 169,691,511
MSCI Japan
Shares sold ......................................................... 108,600,000  $ 9,612,764,041  39,150,000  $ 2,742,665,611
Shares redeemed ..................................................... (65,700,000) (5,669,919,119) (60,900,000) (4,370,491,674)
42,900,000  $ 3,942,844,922  (21,750,000) $ (1,627,826,063)
MSCI Mexico
Shares sold ......................................................... 17,800,000  $ 1,316,722,858  32,200,000  $ 1,699,922,042
Shares redeemed ..................................................... (23,000,000) (1,671,014,521) (28,400,000) (1,545,678,136)
(5,200,000) $ (354,291,663) 3,800,000  $ 154,243,906

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI South Africa
Shares sold ......................................................... 6,700,000  $ 487,357,983  2,100,000  $ 96,059,698
Shares redeemed ..................................................... (5,800,000) (379,938,259) (1,100,000) (54,007,298)
900,000  $ 107,419,724  1,000,000  $ 42,052,400
MSCI South Korea
Shares sold ......................................................... 107,550,000  $ 15,089,711,571  21,500,000  $ 1,455,984,802
Shares redeemed ..................................................... (25,050,000) (4,422,629,593) (28,500,000) (1,656,210,618)
82,500,000  $ 10,667,081,978  (7,000,000) $ (200,225,816)
MSCI Turkey
Shares sold ......................................................... 6,600,000  $ 257,610,446  2,450,000  $ 82,335,201
Shares redeemed ..................................................... (5,950,000) (233,012,369) (3,400,000) (116,057,408)
650,000  $ 24,598,077  (950,000) $ (33,722,207)
MSCI USA Equal Weighted
Shares sold ......................................................... 4,800,000  $ 529,548,786  8,150,000  $ 769,354,873
Shares redeemed ..................................................... (3,550,000) (376,770,781) (1,500,000) (141,496,613)
1,250,000  $ 152,778,005  6,650,000  $ 627,858,260

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of each of the eleven funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31,
2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Australia ETF
  iShares MSCI Brazil ETF
  iShares MSCI Canada ETF
  iShares MSCI Chile ETF
  iShares MSCI Israel ETF
  iShares MSCI Japan ETF
  iShares MSCI Mexico ETF
  iShares MSCI South Africa ETF
  iShares MSCI South Korea ETF
  iShares MSCI Turkey ETF
  iShares MSCI USA Equal Weighted ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI Australia .............................................................................................................. $ 48,894,903
MSCI Brazil ................................................................................................................ 8,506,664
MSCI Canada .............................................................................................................. 102,231,104
MSCI Chile ................................................................................................................ 30,080,352
MSCI Israel ................................................................................................................ 17,191,972
MSCI Japan ............................................................................................................... 382,504,902
MSCI Mexico ............................................................................................................... 80,263,681
MSCI South Africa ........................................................................................................... 25,362,499
MSCI South Korea ........................................................................................................... 156,973,804
MSCI Turkey ............................................................................................................... 4,012,217
MSCI USA Equal Weighted ..................................................................................................... 21,574,554
iShares ETF
Qualified Business
Income
MSCI USA Equal Weighted ..................................................................................................... $ 2,925,358
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Australia ............................................................................................
$ 49,143,565 $ 142,542
MSCI Brazil ..............................................................................................
434,880,388 30,505,503
MSCI Canada ............................................................................................
106,376,445 15,245,512
MSCI Chile ..............................................................................................
34,838,969 8,618,846
MSCI Israel ..............................................................................................
17,957,274 4,231,617
MSCI Japan .............................................................................................
395,704,790 36,256,127
MSCI Mexico .............................................................................................
82,694,953 7,893,891
MSCI South Africa .........................................................................................
26,222,700 3,134,343
MSCI South Korea .........................................................................................
185,262,335 25,925,844
MSCI Turkey .............................................................................................
4,178,000 587,354
iShares ETF
Federal Obligation
Interest
MSCI Australia .............................................................................................................. $ 10,684
MSCI Brazil ................................................................................................................ 366,865
MSCI Canada .............................................................................................................. 38,032
MSCI Chile ................................................................................................................ 27,016
MSCI Israel ................................................................................................................ 8,764
MSCI Japan ............................................................................................................... 136,443
MSCI Mexico ............................................................................................................... 18,111
MSCI South Africa ........................................................................................................... 10,643
MSCI South Korea ........................................................................................................... 396,877
MSCI Turkey ............................................................................................................... 4,322
MSCI USA Equal Weighted ..................................................................................................... 41,823
iShares ETF
Dividends-Received
Deduction
MSCI USA Equal Weighted ..................................................................................................... 79.98%

Important Tax Information
(unaudited) (continued)

2026
iShares Annual Financial Statements and Additional Information
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026
iShares ETF Interest Dividends
MSCI Australia .............................................................................................................. $ 22,619
MSCI Brazil ................................................................................................................ 776,681
MSCI Canada .............................................................................................................. 80,516
MSCI Chile ................................................................................................................ 57,195
MSCI Israel ................................................................................................................ 18,554
MSCI Japan ............................................................................................................... 288,861
MSCI Mexico ............................................................................................................... 38,342
MSCI South Africa ........................................................................................................... 22,532
MSCI South Korea ........................................................................................................... 840,217
MSCI Turkey ............................................................................................................... 9,149
MSCI USA Equal Weighted ..................................................................................................... 88,543
iShares ETF
Interest-Related
Dividends
MSCI Australia .............................................................................................................. $ 22,660
MSCI Brazil ................................................................................................................ 778,081
MSCI Canada .............................................................................................................. 80,662
MSCI Chile ................................................................................................................ 57,298
MSCI Israel ................................................................................................................ 18,587
MSCI Japan ............................................................................................................... 289,382
MSCI Mexico ............................................................................................................... 38,411
MSCI South Africa ........................................................................................................... 22,573
MSCI South Korea ........................................................................................................... 841,732
MSCI Turkey ............................................................................................................... 9,166
MSCI USA Equal Weighted ..................................................................................................... 88,703

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Brazil
ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds”) to be marketed to investors in the
EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Brazil ETF, iShares MSCI Canada ETF, iShares MSCI Japan ETF, iShares MSCI Mexico ETF and iShares MSCI South Korea ETF (the “Funds”) are
registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

Additional Information
(continued)
2026
iShares Annual Financial Statements and Additional Information
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares MSCI Australia ETF, iShares MSCI Canada ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Mexico ETF, iShares MSCI Brazil ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Chile ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Israel ETF, iShares MSCI South Africa ETF, iShares MSCI Turkey ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Japan ETF, iShares MSCI South Korea ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.
The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also considered the tradability, liquidity and developed capital markets ecosystem associated with the Fund in relation to comparison funds in the Fund’s Peer Group that do not have similar attributes. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund,
Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI USA Equal Weighted ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
98
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca
iShares Emerging Markets Equity Factor ETF | EMGF | Cboe BZX Exchange
iShares ESG Aware MSCI EM ETF | ESGE | NASDAQ
iShares MSCI BIC ETF | BKF | NYSE Arca
iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
iShares MSCI Emerging Markets ex China ETF | EMXC | NASDAQ
iShares MSCI Emerging Markets Min Vol Factor ETF | EEMV | Cboe BZX Exchange
iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca
iShares MSCI Global Min Vol Factor ETF | ACWV | Cboe BZX Exchange

Page
2

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Belgium  —  0 .0%
Viohalco SA ............................ 573,847 $ 11,482,757
a
Brazil  —  2 .9%
Allos SA ............................... 5,063,266 26,080,723
Alupar Investimento SA ..................... 2,279,476 14,403,035
Ambev SA ............................. 50,720,320 147,123,237
Aura Minerals, Inc. ........................ 395,529 33,058,314
Auren Energia SA , Class ON
(a)
................ 5,060,829 10,929,293
Axia Energia SA ......................... 14,922,959 152,986,574
Azzas 2154 SA .......................... 1,737,009 4,981,512
B3 SA - Brasil Bolsa Balcao .................. 58,357,282 182,677,985
Banco Bradesco SA ....................... 18,048,777 52,841,321
Banco BTG Pactual SA ..................... 13,986,722 147,680,435
Banco do Brasil SA ....................... 19,156,965 76,678,881
BB Seguridade Participacoes SA .............. 7,378,231 57,527,291
Brava Energia ........................... 2,261,767 7,477,312
Caixa Seguridade Participacoes SA ............ 6,399,260 23,885,071
Cia Brasileira de Aluminio ................... 1,342,548 2,909,711
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 27,874,317 135,994,583
Cia de Saneamento de Minas Gerais Copasa MG ... 2,883,644 30,731,117
Cia De Saneamento do Parana Sanepar ......... 2,068,448 13,381,011
Cia Paranaense de Energia - Copel ............ 22,032,173 63,568,042
Cia Siderurgica Nacional SA
(a)
................ 7,406,718 7,604,624
Cogna Educacao SA ...................... 21,229,544 9,423,426
Compass Gas e Energia SA ................. 1,502,578 6,669,683
Cosan SA
(a)
............................. 16,729,665 12,591,926
CPFL Energia SA ......................... 2,065,279 17,752,898
Cury Construtora e Incorporadora SA ........... 2,169,316 13,648,368
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 3,365,800 15,778,152
Dexco SA
(a)
............................. 6,693,404 6,717,237
Direcional Engenharia SA ................... 4,410,262 9,464,757
EcoRodovias Infraestrutura e Logistica SA ........ 4,184,927 5,887,836
Embraer SA ............................ 7,693,310 138,809,343
Energisa SA ............................ 3,338,805 30,929,479
Eneva SA
(a)
............................. 10,811,397 54,687,635
Engie Brasil Energia SA .................... 3,398,087 19,267,554
Equatorial SA ........................... 12,998,278 91,989,241
Fleury SA .............................. 3,969,001 15,074,628
GPS Participacoes e Empreendimentos SA
(b)
...... 4,634,016 11,107,580
Grupo Mateus SA ........................ 7,455,126 6,661,565
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 3,608,083 4,602,760
Hypera SA ............................. 3,632,273 15,211,727
Iguatemi SA ............................ 3,267,522 15,468,791
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 1,401,819 4,039,169
Inter & Co., Inc. , Class A .................... 2,844,376 15,388,074
IRB-Brasil Resseguros SA ................... 733,512 8,053,478
Itau Unibanco Holding SA ................... 4,167,850 34,635,895
JBS N.V. , Class A ........................ 3,685,308 49,530,539
JHSF Participacoes SA ..................... 2,007,210 4,222,402
Klabin SA .............................. 8,745,993 31,901,510
Localiza Rent a Car SA ..................... 9,912,332 67,089,092
Lojas Renner SA ......................... 11,933,784 25,104,119
M Dias Branco SA ........................ 1,115,060 3,718,624
Magazine Luiza SA ....................... 4,468,282 4,147,878
MBRF Global Foods Co. SA ................. 6,780,529 23,894,869
Minerva SA ............................. 7,342,536 5,413,146
Motiva Infraestrutura de Mobilidade SA .......... 11,371,081 33,927,476
Movida Participacoes SA .................... 1,123,168 1,582,369
Multiplan Empreendimentos Imobiliarios SA ....... 3,529,342 19,017,327
Security Shares Value
a
Brazil (continued)
Natura Cosmeticos SA
(a)
.................... 9,978,206 $ 16,830,778
NU Holdings Ltd. , Class A
(a)
.................. 41,599,841 605,277,687
Orizon Valorizacao de Residuos SA
(a)
........... 1,655,082 5,289,567
Pagseguro Digital Ltd. , Class A ............... 1,754,083 15,821,829
Petroleo Brasileiro SA - Petrobras .............. 42,769,182 415,100,146
Petroreconcavo SA ....................... 1,921,039 4,037,424
Porto Seguro SA ......................... 2,301,502 21,799,986
PRIO SA
(a)
............................. 9,354,950 113,164,645
Raia Drogasil SA ......................... 14,728,708 55,713,575
Rede D'Or Sao Luiz SA
(b)
................... 8,266,648 56,126,193
Rumo SA .............................. 13,976,001 40,674,720
Sao Martinho SA ......................... 1,945,730 7,416,346
Sendas Distribuidora SA .................... 15,546,931 25,323,715
SIMPAR SA ............................ 3,170,150 4,037,979
SLC Agricola SA ......................... 2,845,750 8,825,777
Smartfit Escola de Ginastica e Danca SA ......... 4,266,433 13,841,175
StoneCo Ltd. , Class A ...................... 2,168,534 21,034,780
Suzano SA ............................. 6,751,149 59,022,310
Telefonica Brasil SA ....................... 8,566,233 49,348,565
TIM SA ............................... 9,201,158 33,046,781
TOTVS SA ............................. 6,090,035 41,665,475
Transmissora Alianca de Energia Eletrica SA ...... 1,941,843 14,653,156
Ultrapar Participacoes SA ................... 8,213,681 55,195,911
Vale SA ............................... 41,036,597 616,552,784
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 5,726,192 3,304,284
Vibra Energia SA ......................... 12,319,606 81,836,678
Vivara Participacoes SA .................... 1,709,342 7,349,951
WEG SA .............................. 17,004,940 164,583,521
XP, Inc. , Class A ......................... 4,534,415 82,662,385
4,665,468,748
a
Canada  —  0 .0%
Sigma Lithium Corp.
(a) (c)
.................... 706,374 8,928,567
a
Cayman Islands  —  0 .0%
Patria Investments Ltd. , Class A ............... 875,110 9,923,747
a
Chile  —  0 .4%
Aguas Andinas SA , Class A .................. 29,525,192 10,122,959
Banco de Chile .......................... 507,850,519 104,744,544
Banco de Credito e Inversiones SA ............. 921,494 63,682,045
Banco Santander Chile ..................... 744,614,577 64,231,215
CAP SA
(a)
.............................. 1,032,877 6,141,951
Cencosud SA ........................... 14,283,193 29,933,599
Cia Cervecerias Unidas SA .................. 1,730,508 10,069,738
Cia Sud Americana de Vapores SA ............. 169,966,254 8,741,153
Colbun SA ............................. 98,565,381 15,576,906
Empresa Nacional de Telecomunicaciones SA ..... 2,109,767 8,770,634
Empresas CMPC SA ...................... 11,732,319 12,633,239
Empresas Copec SA ...................... 4,237,389 30,055,302
Enel Chile SA ........................... 313,218,465 26,847,393
Engie Energia Chile SA ..................... 5,371,726 11,280,665
Falabella SA ............................ 7,471,611 49,472,915
Inversiones La Construccion SA ............... 419,183 11,452,270
Latam Airlines Group SA .................... 3,788,608,119 97,908,808
Pampa Investments SA ..................... 152,787,316 1,923,490
Parque Arauco SA ........................ 8,066,316 33,705,798
Plaza SA .............................. 8,644,987 36,410,963
Ripley Corp. SA .......................... 11,559,203 5,214,045
SMU SA ............................... 41,103,157 5,659,044
Veolia Inversiones Aguas del Gran Santiago Ltda. ... 7,257,798 7,037,497
Vina Concha y Toro SA ..................... 7,352,175 7,168,396
658,784,569
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China  —  19 .0%
360 Security Technology, Inc. , Class A ........... 5,025,688 $ 6,888,514
361 Degrees International Ltd.
(c)
............... 11,124,000 6,388,512
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 1,786,337 4,896,856
3SBio, Inc.
(a) (b)
........................... 21,427,500 43,970,696
AAC Technologies Holdings, Inc. .............. 8,641,000 48,901,321
Abbisko Cayman Ltd.
(a)
..................... 6,253,000 7,071,907
Accelink Technologies Co. Ltd. , Class A
(a)
........ 585,400 15,706,240
ACM Research Shanghai, Inc. , Class A .......... 227,114 10,177,256
Advanced Fiber Resources Zhuhai Ltd. , Class A .... 185,500 8,819,002
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 669,457 36,027,546
AECC Aviation Power Co. Ltd. , Class A .......... 1,712,867 9,846,916
Agricultural Bank of China Ltd. , Class A .......... 58,070,935 59,832,784
Agricultural Bank of China Ltd. , Class H .......... 307,133,000 248,087,526
Aier Eye Hospital Group Co. Ltd. , Class A ........ 5,696,693 6,961,657
Air China Ltd. , Class A
(a)
.................... 7,229,200 6,258,091
AK Medical Holdings Ltd.
(b)
.................. 7,268,000 4,735,549
Akeso, Inc.
(a) (b)
........................... 7,361,000 84,326,313
Alibaba Group Holding Ltd. .................. 191,870,004 2,742,736,958
Alibaba Health Information Technology Ltd.
(a) (c)
..... 59,660,000 23,427,328
Alphamab Oncology
(a) (b)
..................... 2,695,000 3,077,477
Aluminum Corp. of China Ltd. , Class A .......... 7,751,700 11,273,754
Aluminum Corp. of China Ltd. , Class H .......... 44,548,000 48,615,488
Amlogic Shanghai Co. Ltd. , Class A ............ 282,242 4,088,784
Angel Yeast Co. Ltd. , Class A ................. 593,400 3,662,047
Angelalign Technology, Inc.
(b)
................. 871,800 10,009,887
Anhui Conch Cement Co. Ltd. , Class A .......... 1,734,329 4,554,333
Anhui Conch Cement Co. Ltd. , Class H .......... 13,845,000 29,903,910
Anhui Expressway Co. Ltd. , Class H
(c)
........... 4,686,000 9,427,657
Anhui Gujing Distillery Co. Ltd. , Class A .......... 275,155 3,755,384
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 1,666,600 5,206,339
Anhui Tongguan Copper Foil Group Co. Ltd. , Class A . 470,300 8,678,380
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 160,780 5,710,867
Anjoy Foods Group Co. Ltd. , Class H ........... 74,200 613,953
Anker Innovations Technology Co. Ltd. , Class A .... 382,708 7,160,182
ANTA Sports Products Ltd. .................. 14,253,000 140,873,638
APT Medical, Inc. , Class A ................... 61,149 2,231,444
Ascentage Pharma Group International
(a) (b)
........ 3,469,600 14,774,464
Ascletis Pharma, Inc.
(a) (b) (c)
................... 2,352,000 3,000,025
Asymchem Laboratories Tianjin Co. Ltd. , Class A ... 214,600 5,162,002
Atour Lifestyle Holdings Ltd. , ADR ............. 646,482 22,613,940
Autohome, Inc. , ADR ...................... 707,763 15,528,320
Avary Holding Shenzhen Co. Ltd. , Class A ........ 1,440,475 19,959,560
AviChina Industry & Technology Co. Ltd. , Class H
(c)
.. 29,656,000 11,016,483
Baidu, Inc. , Class A
(a)
...................... 23,870,762 285,495,192
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 4,873,900 4,968,074
Bank of Beijing Co. Ltd. , Class A .............. 12,020,606 9,572,541
Bank of Changsha Co. Ltd. , Class A ............ 1,336,100 1,926,841
Bank of Chengdu Co. Ltd. , Class A ............. 2,921,208 8,283,322
Bank of China Ltd. , Class A .................. 22,032,500 21,351,347
Bank of China Ltd. , Class H .................. 770,847,000 578,583,679
Bank of Communications Co. Ltd. , Class A ........ 33,215,343 35,795,416
Bank of Communications Co. Ltd. , Class H ....... 90,696,000 90,085,137
Bank of Hangzhou Co. Ltd. , Class A ............ 4,561,497 11,359,270
Bank of Jiangsu Co. Ltd. , Class A .............. 12,048,208 21,681,825
Bank of Nanjing Co. Ltd. , Class A .............. 8,043,181 13,959,616
Bank of Ningbo Co. Ltd. , Class A .............. 4,228,331 21,474,599
Bank of Shanghai Co. Ltd. , Class A ............. 8,319,165 11,739,966
Bank of Suzhou Co. Ltd. , Class A .............. 1,319,200 1,745,659
Baoshan Iron & Steel Co. Ltd. , Class A .......... 12,583,030 10,896,384
Beijing Capital International Airport Co. Ltd. , Class H
(a)
22,532,000 4,449,868
Security Shares Value
a
China (continued)
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 412,300 $ 5,227,672
Beijing Enlight Media Co. Ltd. , Class A .......... 2,185,800 3,793,290
Beijing Enterprises Holdings Ltd.
(c)
............. 4,719,000 19,444,535
Beijing Enterprises Water Group Ltd. ............ 48,490,000 10,330,918
Beijing Huafeng Test & Control Technology Co. Ltd. ,
Class A .............................. 134,800 7,947,305
Beijing Kingsoft Office Software, Inc. , Class A ...... 337,558 12,524,786
Beijing New Building Materials PLC , Class A ...... 1,414,719 3,548,882
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(c)
.. 4,368,000 3,325,027
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 532,931 1,895,679
Beijing Yandong Microelectronic Co. Ltd. , Class A
(a)
.. 747,200 5,507,628
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 29,580,301 21,527,855
BeOne Medicines Ltd. , Class H
(a)
.............. 9,163,664 250,921,570
Bilibili, Inc. , Class Z
(a) (c)
..................... 2,871,417 46,674,628
Biwin Storage Technology Co. Ltd. , Class A ....... 346,000 12,098,200
Black Sesame International Holding Ltd.
(a) (c)
....... 2,893,500 3,653,989
Bloks Group Ltd.
(a) (c)
....................... 468,900 4,386,922
Blue Moon Group Holdings Ltd.
(a) (b)
............. 4,398,500 2,097,162
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 2,473,200 5,181,044
BOC Aviation Ltd.
(b)
....................... 2,177,700 20,820,820
BOC International China Co. Ltd. , Class A ........ 2,412,500 4,309,352
BOE Technology Group Co. Ltd. , Class A ......... 24,280,000 21,708,335
Bosideng International Holdings Ltd.
(c)
........... 51,492,000 28,010,100
Brilliance China Automotive Holdings Ltd.
(c)
....... 36,712,000 10,933,685
BYD Co. Ltd. , Class A ...................... 4,039,073 53,031,968
BYD Co. Ltd. , Class H ..................... 41,717,300 460,468,997
BYD Electronic International Co. Ltd. ............ 8,835,500 30,346,198
C&D International Investment Group Ltd.
(c)
........ 9,909,000 16,332,857
Caitong Securities Co. Ltd. , Class A ............ 5,479,550 7,245,071
Cambricon Technologies Corp. Ltd. , Class A ....... 433,902 71,703,812
Canmax Technologies Co. Ltd. , Class A
(a)
........ 579,900 5,549,431
CanSino Biologics, Inc. , Class H
(a) (b) (c)
........... 1,146,200 4,306,519
CARsgen Therapeutics Holdings Ltd.
(a) (b) (c)
........ 3,488,500 5,879,107
CGN Mining Co. Ltd.
(c)
..................... 36,495,000 12,154,786
CGN New Energy Holdings Co. Ltd.
(c)
........... 20,760,000 5,583,387
CGN Power Co. Ltd. , Class H
(b)
............... 120,717,000 46,746,635
Changjiang Securities Co. Ltd. , Class A .......... 4,226,528 5,811,951
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 1,388,371 23,711,957
Chervon Holdings Ltd.
(c)
.................... 2,191,200 5,495,291
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 1,231,300 8,589,104
China Animal Healthcare Ltd. , NVS
(a) (c) (d)
......... 1,237,000 2
China BlueChemical Ltd. , Class H ............. 21,960,000 5,437,608
China CITIC Bank Corp. Ltd. , Class A ........... 7,305,800 9,624,056
China CITIC Bank Corp. Ltd. , Class H ........... 90,480,000 96,354,439
China Coal Energy Co. Ltd. , Class H ............ 20,961,000 32,489,141
China Communications Services Corp. Ltd. , Class H . 27,940,000 13,761,878
China Conch Venture Holdings Ltd. ............. 15,724,500 15,735,871
China Construction Bank Corp. , Class A ......... 12,229,592 19,990,352
China Construction Bank Corp. , Class H ......... 963,982,000 1,165,290,790
China CSSC Holdings Ltd. , Class A ............ 5,373,446 27,235,970
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 30,813,000 4,319,956
China East Education Holdings Ltd.
(a) (b)
.......... 6,194,000 3,162,121
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 13,701,575 7,098,785
China Education Group Holdings Ltd.
(a) (c)
......... 13,514,000 3,222,235
China Energy Engineering Corp. Ltd. , Class A ..... 24,616,344 9,117,420
China Everbright Bank Co. Ltd. , Class A ......... 26,144,082 11,555,431
China Everbright Environment Group Ltd. ........ 40,248,148 25,850,150
China Everbright Ltd.
(c)
..................... 11,210,000 8,830,256
China Feihe Ltd.
(b)
........................ 41,245,000 14,757,262
China Fiber Optic Network System Group Ltd. , NVS
(a) (d)
10,394,800 13
China Foods Ltd. ......................... 14,586,000 7,143,761

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
China (continued)
China Galaxy Securities Co. Ltd. , Class A ........ 3,714,900 $ 6,829,180
China Galaxy Securities Co. Ltd. , Class H ........ 40,579,500 40,673,605
China Gas Holdings Ltd.
(c)
................... 26,710,800 19,284,086
China Gold International Resources Corp. Ltd. ..... 2,721,100 88,585,978
China Great Wall Securities Co. Ltd. , Class A ...... 3,718,800 4,497,418
China Greatwall Technology Group Co. Ltd. , Class A
(a)
2,216,300 4,809,292
China Hongqiao Group Ltd. .................. 35,872,500 104,057,608
China Huiyuan Juice Group Ltd. , NVS
(a) (d)
......... 10,877,000 14
China International Capital Corp. Ltd. , Class A ..... 1,988,012 10,269,913
China International Capital Corp. Ltd. , Class H
(b)
.... 19,977,600 57,309,946
China Jinmao Holdings Group Ltd.
(c)
............ 65,042,000 10,920,277
China Jushi Co. Ltd. , Class A ................. 2,838,505 18,527,555
China Lesso Group Holdings Ltd. .............. 14,070,000 6,486,539
China Life Insurance Co. Ltd. , Class A ........... 1,346,121 7,703,888
China Life Insurance Co. Ltd. , Class H .......... 85,122,000 327,484,542
China Literature Ltd.
(a) (b)
.................... 4,628,800 12,645,394
China Longyuan Power Group Corp. Ltd. , Class H .. 28,502,000 19,729,763
China Medical System Holdings Ltd.
(c)
........... 14,243,000 20,376,198
China Mengniu Dairy Co. Ltd. ................ 33,697,000 77,754,963
China Merchants Bank Co. Ltd. , Class A ......... 13,389,992 79,948,546
China Merchants Bank Co. Ltd. , Class H ......... 43,722,964 283,489,753
China Merchants Energy Shipping Co. Ltd. , Class A . 5,848,000 16,321,336
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 3,931,539 5,746,735
China Merchants Port Holdings Co. Ltd. ......... 13,672,270 28,023,950
China Merchants Securities Co. Ltd. , Class A ...... 5,007,941 13,936,014
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 5,692,422 5,529,488
China Metal Recycling Holdings Ltd.
(a) (d)
.......... 62,400 —
China Minsheng Banking Corp. Ltd. , Class A ...... 23,194,717 12,186,200
China Minsheng Banking Corp. Ltd. , Class H ...... 72,128,720 31,982,846
China Modern Dairy Holdings Ltd.
(a) (c)
........... 40,915,000 7,615,486
China National Building Material Co. Ltd. , Class H
(c)
.. 40,806,850 18,701,156
China National Chemical Engineering Co. Ltd. , Class A 4,236,222 4,689,272
China National Nuclear Power Co. Ltd. , Class A .... 13,397,309 17,729,584
China National Software & Service Co. Ltd. , Class A
(a)
742,980 3,743,785
China Nonferrous Mining Corp. Ltd. ............ 16,677,000 35,062,311
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 2,505,800 15,137,483
China Oilfield Services Ltd. , Class H ............ 18,192,000 17,111,820
China Overseas Grand Oceans Group Ltd.
(c)
...... 21,982,500 7,453,442
China Overseas Land & Investment Ltd. ......... 43,049,000 68,579,646
China Overseas Property Holdings Ltd. .......... 14,685,000 6,418,028
China Pacific Insurance Group Co. Ltd. , Class A .... 4,544,342 21,606,841
China Pacific Insurance Group Co. Ltd. , Class H .... 30,738,000 118,266,254
China Petroleum & Chemical Corp. , Class A ....... 21,831,200 17,745,725
China Petroleum & Chemical Corp. , Class H ...... 255,458,200 155,647,664
China Railway Group Ltd. , Class A ............. 8,437,566 5,497,862
China Railway Group Ltd. , Class H
(c)
............ 47,700,000 20,925,667
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 793,759 7,321,710
China Resources Beer Holdings Co. Ltd. ......... 18,484,000 45,463,555
China Resources Beverage Holdings Co. Ltd.
(c)
.... 406,000 380,959
China Resources Building Materials Technology
Holdings Ltd. .......................... 27,954,000 3,704,218
China Resources Gas Group Ltd. .............. 9,445,300 20,569,280
China Resources Land Ltd.
(c)
................. 32,808,277 125,457,492
China Resources Microelectronics Ltd. , Class A .... 898,212 8,193,778
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 7,741,800 38,523,389
China Resources Pharmaceutical Group Ltd.
(b)
..... 20,201,500 11,515,110
China Resources Power Holdings Co. Ltd.
(c)
....... 23,176,000 55,369,368
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 693,331 2,528,613
China Risun Group Ltd.
(c)
................... 18,563,000 4,768,094
Security Shares Value
a
China (continued)
China Ruyi Holdings Ltd.
(a) (c)
................. 130,311,200 $ 22,325,066
China Shenhua Energy Co. Ltd. , Class A ......... 4,240,529 30,803,061
China Shenhua Energy Co. Ltd. , Class H ......... 38,238,000 225,843,377
China Shineway Pharmaceutical Group Ltd.
(c)
...... 5,370,000 5,672,535
China Southern Airlines Co. Ltd. , Class A
(a)
........ 8,458,184 6,293,092
China State Construction Engineering Corp. Ltd. , Class
A .................................. 22,039,919 14,201,769
China Suntien Green Energy Corp. Ltd. , Class H ... 18,914,000 7,866,510
China Taiping Insurance Holdings Co. Ltd. ........ 16,408,908 44,171,577
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 20,212,970 11,160,749
China Tobacco International HK Co. Ltd.
(c)
........ 2,827,000 8,854,574
China Tourism Group Duty Free Corp. Ltd. , Class A .. 1,354,257 10,573,445
China Tower Corp. Ltd. , Class H
(b)
.............. 47,864,100 55,645,050
China Traditional Chinese Medicine Holdings Co. Ltd.
(a)
33,558,000 5,855,847
China Travel International Investment Hong Kong Ltd.
(c)
29,186,000 4,292,144
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 1,582,901 15,465,176
China United Network Communications Ltd. , Class A . 22,405,825 14,336,944
China Water Affairs Group Ltd.
(c)
............... 10,546,000 5,998,529
China XD Electric Co. Ltd. , Class A ............. 3,767,900 7,090,196
China XLX Fertiliser Ltd. .................... 6,735,000 9,574,818
China Yangtze Power Co. Ltd. , Class A .......... 16,440,141 68,739,180
China Youran Dairy Group Ltd.
(a) (b) (c)
............ 17,730,000 9,173,682
China Yuchai International Ltd. ................ 76,397 2,929,061
China Zheshang Bank Co. Ltd. , Class A .......... 14,023,296 6,053,341
China Zhongwang Holdings Ltd. , NVS
(a) (c) (d)
....... 2,334,641 3
Chinasoft International Ltd.
(a) (c)
................ 25,548,000 12,427,047
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 3,194,200 3,945,877
Chongqing Changan Automobile Co. Ltd. , Class A ... 5,723,964 6,022,863
Chongqing Hongjiu Fruit Co. Ltd. , Class H
(a) (c) (d)
..... 2,296,200 178,401
Chongqing Machinery & Electric Co. Ltd. , Class H
(c)
.. 7,120,000 1,702,929
Chongqing Polycomp International Corp. , Class A ... 2,277,400 10,508,678
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 5,937,800 6,010,026
Chongqing Rural Commercial Bank Co. Ltd. , Class H 24,803,000 20,687,623
Chow Tai Fook Jewellery Group Ltd. ............ 19,854,800 32,688,566
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 2,384,600 4,889,878
CIMC Enric Holdings Ltd. ................... 9,648,000 9,361,915
Cirrus Aircraft Ltd. ........................ 386,300 2,357,687
CITIC Ltd. .............................. 49,782,000 83,289,454
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 476,000 973,732
CITIC Securities Co. Ltd. , Class A .............. 7,362,289 30,447,426
CITIC Securities Co. Ltd. , Class H ............. 16,191,400 56,406,271
CMOC Group Ltd. , Class A .................. 11,841,833 33,483,052
CMOC Group Ltd. , Class H .................. 42,141,000 89,789,272
CNGR Advanced Material Co. Ltd. , Class A ....... 761,755 4,522,323
CNPC Capital Co. Ltd. , Class A ............... 4,861,158 5,284,451
COFCO Joycome Foods Ltd.
(a) (c)
............... 37,983,000 5,158,048
Consun Pharmaceutical Group Ltd. ............. 5,347,000 9,228,763
Contemporary Amperex Technology Co. Ltd. , Class A 3,052,551 164,996,217
Contemporary Amperex Technology Co. Ltd. , Class H
(c)
1,988,235 151,183,958
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 3,914,400 11,198,649
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 12,552,000 26,646,248
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 5,787,896 14,643,183
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 29,536,600 64,825,568
COSCO SHIPPING International Hong Kong Co. Ltd. 12,990,000 10,819,398
COSCO SHIPPING Ports Ltd. ................ 17,772,000 12,588,279
Country Garden Holdings Co. Ltd.
(a) (c)
........... 179,165,000 4,324,762
Country Garden Services Holdings Co. Ltd. ....... 23,892,000 16,810,576
CRRC Corp. Ltd. , Class A ................... 12,966,200 12,000,239
CRRC Corp. Ltd. , Class H ................... 51,888,000 35,327,118

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
CSC Financial Co. Ltd. , Class A ............... 3,069,094 $ 11,688,008
CSG Holding Co. Ltd. , Class B ................ 562,560 90,387
CSI Solar Co. Ltd. , Class A .................. 2,603,606 3,521,886
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 963,360 6,330,896
CSPC Pharmaceutical Group Ltd. .............. 91,395,760 107,402,775
CSSC Hong Kong Shipping Co. Ltd.
(c)
........... 14,466,000 4,226,587
CStone Pharmaceuticals
(a) (b)
................. 13,295,000 9,733,015
CT Environmental Group Ltd. , NVS
(a) (c) (d)
......... 33,362,000 43
Damai Entertainment Holdings Ltd.
(a) (c)
........... 141,730,000 8,917,973
Daqin Railway Co. Ltd. , Class A ............... 11,115,919 7,875,886
Daqo New Energy Corp. , ADR
(a) (c)
.............. 452,646 5,834,607
Datang International Power Generation Co. Ltd. , Class
A .................................. 7,175,677 6,236,179
Dazhong Mining Co. Ltd. , Class A .............. 1,124,800 4,714,655
Dekon Food And Agriculture Group , Class H
(a)
..... 74,700 516,047
Delton Technology Guangzhou, Inc. , Class A ...... 318,100 7,687,503
Dongfang Electric Corp. Ltd. , Class A ........... 2,091,724 8,001,989
Dongxing Securities Co. Ltd. , Class A ........... 2,219,367 4,645,400
Dongyue Group Ltd.
(c)
...................... 15,429,000 27,299,555
Dosilicon Co. Ltd. , Class A
(a)
................. 300,000 5,340,752
DPC Dash Ltd.
(a) (c)
........................ 1,106,900 4,702,431
Duality Biotherapeutics, Inc.
(a) (c)
............... 336,300 7,900,679
East Buy Holding Ltd.
(a) (b) (c)
................... 5,013,500 15,678,541
East Money Information Co. Ltd. , Class A ......... 10,821,468 31,204,732
Eastroc Beverage Group Co. Ltd. , Class A ........ 522,759 9,334,480
Ecovacs Robotics Co. Ltd. , Class A ............. 458,200 3,588,742
Empyrean Technology Co. Ltd. , Class A .......... 398,600 5,909,222
ENN Energy Holdings Ltd. ................... 8,552,100 54,105,322
ENN Natural Gas Co. Ltd. , Class A ............. 1,788,428 4,870,800
Eoptolink Technology, Inc. Ltd. , Class A .......... 966,267 57,904,129
Eve Energy Co. Ltd. , Class A ................. 1,484,977 11,645,809
Everbright Securities Co. Ltd. , Class A ........... 2,924,086 6,403,000
Everest Medicines Ltd.
(a) (b) (c)
.................. 3,309,000 13,687,362
Evergrande Property Services Group Ltd.
(a) (b)
...... 74,671,500 10,934,671
EverProX Technologies Co. Ltd. , Class A ......... 209,100 6,558,314
Far East Horizon Ltd. ...................... 23,597,000 21,241,774
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 947,100 5,984,421
FinVolution Group , Class A , ADR .............. 1,362,563 5,000,606
First Tractor Co. Ltd. , Class H ................ 3,290,000 4,004,573
Flat Glass Group Co. Ltd. , Class H ............. 547,000 457,087
Focus Media Information Technology Co. Ltd. , Class A 9,048,718 6,690,526
Fortior Technology Shenzhen Co. Ltd. , Class H
(c)
... 103,000 1,617,615
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 3,098,794 15,507,553
Founder Securities Co. Ltd. , Class A ............ 7,598,400 7,776,372
Founder Technology Group Corp. , Class A
(a)
....... 3,250,500 6,185,966
Foxconn Industrial Internet Co. Ltd. , Class A ....... 7,371,825 71,165,611
Fu Shou Yuan International Group Ltd.
(c) (d)
........ 14,186,000 4,020,192
Fufeng Group Ltd.
(c)
....................... 16,336,400 9,921,578
Full Truck Alliance Co. Ltd. , ADR .............. 8,445,966 71,537,332
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 1,303,947 10,967,065
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 7,041,600 49,239,039
Ganfeng Lithium Group Co. Ltd. , Class A ......... 1,087,499 8,708,720
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 5,593,800 29,071,724
GCL Technology Holdings Ltd.
(a) (c)
.............. 278,101,000 24,762,688
GD Power Development Co. Ltd. , Class A ........ 11,692,200 9,013,908
GDS Holdings Ltd. , Class A
(a) (c)
................ 12,477,876 49,894,768
Geely Automobile Holdings Ltd. ............... 74,480,000 166,778,858
GEM Co. Ltd. , Class A ..................... 1,910,900 1,853,847
Genertec Universal Medical Group Co. Ltd.
(b) (c)
..... 12,246,500 7,178,329
GenFleet Therapeutics Shanghai, Inc. , Class H
(a) (c)
.. 813,800 3,182,537
Genscript Biotech Corp.
(a)
................... 13,758,000 59,379,388
GF Securities Co. Ltd. , Class A ............... 3,165,530 10,271,661
GF Securities Co. Ltd. , Class H ............... 13,413,200 31,726,448
Security Shares Value
a
China (continued)
Giant Biogene Holding Co. Ltd.
(b) (c)
............. 4,905,400 $ 16,094,218
Giant Network Group Co. Ltd. , Class A .......... 1,212,736 4,951,718
GigaDevice Semiconductor, Inc. , Class A ......... 475,847 28,694,505
Global New Material International Holdings Ltd.
(a) (c)
.. 9,600,000 12,202,201
GoerTek, Inc. , Class A ..................... 2,500,962 9,012,211
Goldenmax International Group Ltd. , Class A ...... 548,200 6,181,142
Goldwind Science & Technology Co. Ltd. , Class A ... 2,536,937 6,915,087
Gotion High-tech Co. Ltd. , Class A ............. 1,361,333 5,406,363
Grace Fabric Technology Co. Ltd. , Class A ........ 344,000 7,555,178
Grand Pharmaceutical Group Ltd.
(c)
............. 15,557,000 9,961,409
Great Wall Motor Co. Ltd. , Class H ............. 26,771,500 26,947,564
Greater Bay Area AI Computing Tech Co. Ltd.
(a) (c)
... 3,092,000 4,414,992
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 1,669,950 9,681,987
Greentown China Holdings Ltd.
(a) (c)
............. 12,087,000 9,634,416
Greentown Service Group Co. Ltd. ............. 16,304,000 8,721,730
Guangdong Dtech Technology Co. Ltd. , Class A .... 171,100 10,693,050
Guangdong Fenghua Advanced Technology Holding
Co. Ltd. , Class A ....................... 890,600 7,407,747
Guangdong Haid Group Co. Ltd. , Class A ........ 1,086,820 7,476,312
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 2,006,400 9,880,780
Guangdong Investment Ltd. .................. 32,930,000 37,153,099
Guangdong Songfa Ceramics Co. Ltd. , Class A
(a)
... 398,200 11,512,367
Guangshen Railway Co. Ltd. , Class H ........... 9,922,000 3,093,018
Guangzhou Guanggang Gases & Energy Co. Ltd. ,
Class A .............................. 810,800 4,057,500
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 1,485,296 8,047,643
Guobo Electronics Co. Ltd. , Class A ............ 299,400 3,461,564
Guolian Minsheng Securities Co. Ltd. , Class A ..... 4,218,900 5,573,680
Guoquan Food Shanghai Co. Ltd. , Class H
(c)
...... 2,307,600 492,201
Guosen Securities Co. Ltd. , Class A ............ 4,682,667 7,139,609
Guotai Haitong Securities Co. Ltd. ............. 11,009,676 29,386,812
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 23,739,592 45,970,208
Guoyuan Securities Co. Ltd. , Class A ........... 4,876,481 5,593,402
Gushengtang Holdings Ltd.
(c)
................. 2,266,300 7,854,461
H World Group Ltd. , Class A , ADR ............. 2,137,250 101,134,670
Haidilao International Holding Ltd.
(b)
............ 18,234,000 27,238,660
Haier Smart Home Co. Ltd. , Class A ............ 3,218,537 10,145,051
Haier Smart Home Co. Ltd. , Class A ............ 26,771,000 73,059,131
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 31,793,541 6,142,784
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 9,718,603 3,990,598
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 564,700 5,617,731
Haitian International Holdings Ltd. ............. 7,082,000 16,302,980
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 453,400 18,800,852
Hangzhou First Applied Material Co. Ltd. , Class A ... 2,004,111 4,559,623
Hangzhou SF Intra-City Industrial Co. Ltd. , Class
H
(a) (b) (c)
.............................. 503,600 515,536
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 1,246,400 6,325,726
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 298,774 2,346,870
Hanking Gold International Ltd.
(a)
.............. 2,028,000 850,658
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 14,408,000 64,726,684
Haohua Chemical Science & Technology Co. Ltd. ,
Class A .............................. 772,500 6,095,416
Harbin Electric Co. Ltd. , Class H ............... 7,862,000 16,786,409
Hello Group, Inc. , ADR ..................... 1,224,949 6,786,217
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 1,603,700 6,561,365
Henan Shijia Photons Technology Co. Ltd. , Class A .. 338,600 7,940,394
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 1,978,132 7,084,317
Hengan International Group Co. Ltd. ............ 6,093,000 17,153,616
Hengli Petrochemical Co. Ltd. , Class A .......... 3,801,530 10,934,401
Hengtong Optic-electric Co. Ltd. , Class A ......... 1,739,300 17,416,856

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
China (continued)
Hengyi Petrochemical Co. Ltd. , Class A .......... 1,976,900 $ 5,743,962
Hesai Group , Class B
(a) (c)
.................... 10,746,240 21,879,075
Hgtech Co. Ltd. , Class A .................... 718,758 11,188,835
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 533,185 18,169,552
Hopson Development Holdings Ltd.
(a) (d)
.......... 12,463,371 3,690,253
Horizon Robotics , Class B
(a) (c)
................. 79,290,600 47,559,170
Hoshine Silicon Industry Co. Ltd. , Class A
(a)
....... 733,877 3,792,240
Hua Han Health Industry Holdings Ltd. , NVS
(a) (d)
.... 19,424,288 25
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 8,446,000 131,977,092
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 264,824 10,067,956
Huabao International Holdings Ltd. ............. 11,254,000 4,545,612
Huadian Power International Corp. Ltd. , Class A .... 7,095,600 4,846,984
Huadong Medicine Co. Ltd. , Class A ............ 955,985 3,879,608
Huafon Chemical Co. Ltd. , Class A ............. 3,953,555 6,984,454
Huaneng Power International, Inc. , Class A ....... 3,314,826 3,294,573
Huaneng Power International, Inc. , Class H
(c)
...... 50,420,000 35,513,070
Huaqin Co. Ltd. , Class A .................... 894,039 10,858,011
Huatai Securities Co. Ltd. , Class A ............. 4,315,051 12,463,172
Huatai Securities Co. Ltd. , Class H
(b)
............ 16,050,800 36,106,092
Huaxia Bank Co. Ltd. , Class A ................ 7,399,830 6,862,097
Huayu Automotive Systems Co. Ltd. , Class A ...... 2,157,060 4,957,654
Hubei Dinglong Co. Ltd. , Class A .............. 657,000 7,111,583
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 361,700 5,135,710
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 451,124 5,934,409
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 564,900 5,206,963
Hundsun Technologies, Inc. , Class A ............ 1,571,149 5,138,595
HUTCHMED China Ltd.
(a) (c)
.................. 6,217,080 15,348,093
Hwatsing Technology Co. Ltd. , Class A .......... 360,501 13,972,525
Hygeia Healthcare Holdings Co. Ltd.
(a) (b) (c)
........ 4,984,000 6,543,061
Hygon Information Technology Co. Ltd. , Class A .... 1,600,053 60,318,800
IEIT Systems Co. Ltd. , Class A ................ 1,003,036 12,724,085
Iflytek Co. Ltd. , Class A ..................... 1,718,162 10,292,314
Imeik Technology Development Co. Ltd. , Class A ... 187,192 2,586,878
Industrial & Commercial Bank of China Ltd. , Class A . 44,635,080 53,626,605
Industrial & Commercial Bank of China Ltd. , Class H . 742,282,000 714,924,203
Industrial Bank Co. Ltd. , Class A ............... 13,628,791 35,576,213
Industrial Securities Co. Ltd. , Class A ........... 6,370,098 5,609,608
INESA Intelligent Tech, Inc. , Class B ............ 3,840,652 2,671,338
Ingenic Semiconductor Co. Ltd. , Class A ......... 371,415 7,719,868
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
32,937,600 11,017,358
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 1,337,500 5,858,945
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 6,657,560 4,744,116
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 1,311,700 7,781,648
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 3,900,462 15,379,730
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 10,146,195 33,791,222
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 11,072,000 20,143,557
Innovent Biologics, Inc.
(a) (b)
................... 16,453,000 217,012,900
iQIYI, Inc. , Class A , ADR
(a) (c)
.................. 5,326,730 4,974,633
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 935,500 5,252,884
J&T Global Express Ltd.
(a)
................... 27,046,600 33,474,500
JCET Group Co. Ltd. , Class A ................ 1,299,900 14,626,799
JD Health International, Inc.
(a) (b) (c)
.............. 12,178,000 56,373,705
JD Logistics, Inc.
(a) (b)
....................... 19,743,800 27,669,151
JD.com, Inc. , Class A ...................... 26,172,604 370,072,262
JF SmartInvest Holdings Ltd.
(c)
................ 1,404,700 5,112,728
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 4,894,401 10,636,518
Jiangsu Etern Co. Ltd. , Class A ............... 1,044,691 6,251,811
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 989,616 15,079,896
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 4,323,342 29,641,708
Security Shares Value
a
China (continued)
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 886,416 $ 5,097,600
Jiangsu Yoke Technology Co. Ltd. , Class A ........ 328,600 6,963,589
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 2,487,700 13,029,904
Jiangxi Copper Co. Ltd. , Class A .............. 1,367,901 9,849,137
Jiangxi Copper Co. Ltd. , Class H .............. 11,923,000 56,635,446
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 2,165,607 7,275,609
Jinko Solar Co. Ltd. , Class A
(a)
................ 7,538,107 4,604,895
JinkoSolar Holding Co. Ltd. , ADR .............. 329,899 4,150,129
Jinxin Fertility Group Ltd.
(b) (c)
................. 25,692,000 7,260,570
Jiujiang Defu Technology Co. Ltd. , Class A ........ 440,000 6,391,533
JNBY Design Ltd. ........................ 3,686,000 9,279,502
Joinn Laboratories China Co. Ltd. , Class H
(b) (c)
..... 854,700 2,664,866
JoulWatt Technology Co. Ltd. , Class A
(a)
......... 304,400 5,674,141
JOYY, Inc. , ADR ......................... 265,091 19,786,392
Kanzhun Ltd. , ADR ....................... 4,353,698 75,580,197
KE Holdings, Inc. , Class A ................... 23,010,907 132,540,799
Keymed Biosciences, Inc.
(a) (b)
................. 2,440,500 23,248,475
Kinetic Development Group Ltd. ............... 10,894,000 3,099,289
Kingboard Holdings Ltd.
(c)
................... 8,128,200 56,015,444
Kingboard Laminates Holdings Ltd. ............. 13,390,500 78,894,907
Kingdee International Software Group Co. Ltd.
(a) (c)
... 32,457,000 35,718,439
Kingfa Sci & Tech Co. Ltd. , Class A ............. 1,283,400 2,682,499
Kingnet Network Co. Ltd. , Class A ............. 1,324,400 3,380,238
Kingsemi Co. Ltd. , Class A .................. 136,000 7,490,102
Kingsoft Cloud Holdings Ltd.
(a)
................ 29,469,760 20,430,451
Kingsoft Corp. Ltd. ........................ 10,895,000 34,432,875
Konfoong Materials International Co. Ltd. , Class A ... 201,600 7,324,362
Kuaishou Technology , Class B
(b)
............... 32,479,400 138,226,944
Kuang-Chi Technologies Co. Ltd. , Class A ........ 1,523,230 6,475,227
Kunlun Energy Co. Ltd. ..................... 40,724,000 40,202,244
Kunlun Tech Co. Ltd. , Class A
(a)
............... 953,484 6,229,156
Kweichow Moutai Co. Ltd. , Class A ............. 850,538 164,521,917
Lao Feng Xiang Co. Ltd. , Class B .............. 1,089,879 3,037,899
Laopu Gold Co. Ltd. , Class H
(c)
................ 453,400 22,797,821
LB Group Co. Ltd. , Class A .................. 1,527,607 3,684,591
Leader Harmonious Drive Systems Co. Ltd. , Class A . 114,880 5,138,324
Lee & Man Paper Manufacturing Ltd. ........... 17,362,000 8,466,956
Legend Biotech Corp. , Class A , ADR
(a) (c)
......... 837,349 17,400,112
Legend Holdings Corp. , Class H
(b)
............. 6,950,700 16,100,863
Lenovo Group Ltd. ........................ 85,296,000 326,794,730
Lens Technology Co. Ltd. , Class A ............. 3,524,615 20,395,762
Lepu Biopharma Co. Ltd. , Class H
(a) (b) (c)
.......... 12,662,000 7,126,858
Li Auto, Inc. , Class A
(a) (c)
.................... 13,760,204 82,980,844
Li Ning Co. Ltd. .......................... 26,242,000 45,496,434
Lifetech Scientific Corp.
(a) (c)
.................. 42,360,000 7,334,799
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 7,714,200 21,702,276
Lingyi iTech Guangdong Co. , Class A ........... 5,353,333 10,175,567
Longfor Group Holdings Ltd.
(b) (c)
............... 23,349,500 18,673,993
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 5,222,749 9,376,818
Lonking Holdings Ltd. ...................... 30,358,000 13,651,683
Loongson Technology Corp. Ltd. , Class A
(a)
....... 234,200 3,759,188
Lufax Holding Ltd. , ADR
(a) (c)
.................. 2,875,474 3,623,097
Luxshare Precision Industry Co. Ltd. , Class A ...... 5,139,389 43,944,435
Luye Pharma Group Ltd.
(a) (b) (c)
................ 25,249,000 6,236,995
Luzhou Laojiao Co. Ltd. , Class A .............. 957,465 10,975,385
Lygend Resources & Technology Co. Ltd. , Class H
(c)
. 834,200 1,956,271
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 1,566,000 348,267
Maoyan Entertainment
(b) (c)
................... 6,490,800 3,594,759
Marketingforce Management Ltd.
(a) (c)
............ 692,700 5,363,613
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 430,112 5,049,806
Meitu, Inc.
(a) (b)
........................... 40,982,500 24,704,049
Meituan , Class B
(a) (b) (c)
...................... 57,638,360 576,631,675
Metallurgical Corp. of China Ltd. , Class A
(a)
....... 13,347,900 5,082,935
MH Development Ltd. , NVS
(a) (d)
............... 3,308,000 4

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
MicroPort NeuroScientific Corp.
(c)
.............. 593,000 $ 607,465
Microport Scientific Corp.
(a) (c)
................. 11,360,900 8,787,274
Midea Group Co. Ltd. , Class A ................ 2,829,300 36,955,850
Midea Group Co. Ltd. , Class H ................ 4,688,700 60,499,196
MINISO Group Holding Ltd. .................. 5,287,504 12,410,569
Minth Group Ltd. ......................... 8,270,600 27,392,536
MMG Ltd.
(a)
............................. 51,043,198 59,766,945
Montage Technology Co. Ltd. , Class A ........... 811,600 24,687,521
Muyuan Foods Group Co. Ltd. , Class A .......... 3,712,563 23,381,046
Nanjing Leads Biolabs Co. Ltd. , Class H
(a) (c)
....... 219,700 2,019,858
Nantong Jianghai Capacitor Co. Ltd. , Class A ...... 594,400 5,609,383
Nanya New Material Technology Co. Ltd. , Class A ... 160,200 7,573,624
NARI Technology Co. Ltd. , Class A ............. 5,117,080 17,485,668
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 2,645,400 9,711,591
NAURA Technology Group Co. Ltd. , Class A ....... 508,701 52,957,039
NetEase Cloud Music, Inc.
(a) (b) (c)
............... 1,043,550 12,049,172
NetEase, Inc. ........................... 20,095,335 489,713,857
New China Life Insurance Co. Ltd. , Class A ....... 1,448,301 12,946,997
New China Life Insurance Co. Ltd. , Class H ....... 10,846,500 63,999,521
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 2,772,844 2,929,647
New Horizon Health Ltd.
(a) (b) (c) (d)
................ 2,592,000 3
New Oriental Education & Technology Group, Inc. ... 14,685,690 84,885,940
Newborn Town, Inc.
(a)
...................... 7,966,000 8,955,754
Nexchip Semiconductor Corp. , Class A
(a)
......... 1,503,351 8,657,907
Nexteer Automotive Group Ltd. ............... 10,806,000 6,971,341
Nine Dragons Paper Holdings Ltd.
(a)
............ 19,633,000 17,059,074
Ningbo Deye Technology Corp. , Class A ......... 922,432 12,079,975
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 638,740 3,215,143
Ningbo Tuopu Group Co. Ltd. , Class A .......... 1,292,133 9,057,511
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 5,054,626 18,590,415
NIO, Inc. , Class A
(a) (c)
...................... 20,214,685 86,475,376
Noah Holdings Ltd. , ADR ................... 499,367 4,279,575
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 20,562,800 112,349,613
OmniVision Integrated Circuits Group, Inc. ........ 814,099 10,076,387
Onewo, Inc. , Class H
(c)
..................... 2,768,500 6,741,408
Orient Overseas International Ltd.
(c)
............ 1,437,000 28,744,715
Orient Securities Co. Ltd. , Class A ............. 6,355,467 8,688,322
PDD Holdings, Inc. , ADR
(a)
.................. 5,918,909 497,188,356
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 3,075,500 3,406,180
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 103,051,000 74,965,712
Peric Special Gases Co. Ltd. , Class A ........... 269,000 10,408,124
PetroChina Co. Ltd. , Class A ................. 17,097,337 29,077,467
PetroChina Co. Ltd. , Class H ................. 239,294,000 310,123,744
Phancy Group Co. Ltd. , Class H
(a) (c)
............. 3,310,400 11,802,046
Pharmaron Beijing Co. Ltd. , Class A ............ 1,116,521 7,194,328
PICC Property & Casualty Co. Ltd. , Class H ....... 77,405,040 167,655,050
Ping An Bank Co. Ltd. , Class A ................ 10,980,936 19,152,997
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 10,303,800 8,419,205
Ping An Insurance Group Co. of China Ltd. , Class A . 6,602,354 54,790,316
Ping An Insurance Group Co. of China Ltd. , Class H . 71,439,000 512,400,280
Piotech, Inc. , Class A ...................... 207,888 20,931,884
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 6,654,111 4,920,112
Poly Property Group Co. Ltd. ................. 27,542,000 4,771,977
Poly Property Services Co. Ltd. , Class H ......... 1,844,000 6,513,509
Pony AI, Inc. , Class A
(a) (c)
.................... 2,273,100 16,123,994
Pop Mart International Group Ltd.
(b) (c)
............ 5,760,600 114,345,321
Postal Savings Bank of China Co. Ltd. , Class A ..... 18,952,300 14,838,662
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 98,065,000 66,213,823
Power Construction Corp. of China Ltd. , Class A .... 12,055,058 8,267,066
Puya Semiconductor Shanghai Co. Ltd. , Class A .... 103,800 6,411,985
Q Technology Group Co. Ltd.
(c)
................ 5,346,000 4,125,430
Security Shares Value
a
China (continued)
Qfin Holdings, Inc. , ADR .................... 1,028,765 $ 8,909,105
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 3,534,301 14,800,628
QuantumCTek Co. Ltd. , Class A ............... 82,000 4,665,415
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 1,125,716 11,062,500
Raytron Technology Co. Ltd. , Class A ........... 342,000 9,406,645
Remegen Co. Ltd. , Class A
(a)
................. 240,400 4,355,061
Remegen Co. Ltd. , Class H
(a) (b)
................ 2,187,500 22,449,058
REPT BATTERO Energy Co. Ltd. , Class H
(a)
...... 1,089,600 1,418,934
RLX Technology, Inc. , ADR .................. 4,110,444 7,522,113
RoboSense Technology Co. Ltd.
(a) (c)
............ 3,133,100 7,191,770
RoboTechnik Intelligent Technology Co. Ltd. , Class A
(a)
123,300 10,425,964
Rockchip Electronics Co. Ltd. , Class A .......... 295,700 8,551,438
Rongsheng Petrochemical Co. Ltd. , Class A ....... 5,990,545 13,232,665
SAIC Motor Corp. Ltd. , Class A ............... 5,298,890 8,195,322
Sailun Group Co. Ltd. , Class A ................ 2,795,200 6,320,515
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 3,849,500 7,490,921
Sangfor Technologies, Inc. , Class A ............ 296,509 5,921,099
Sany Heavy Equipment International Holdings Co. Ltd. 13,750,000 15,940,428
Sany Heavy Industry Co. Ltd. , Class A ........... 5,112,115 15,214,742
Satellite Chemical Co. Ltd. , Class A ............ 2,436,907 10,335,322
SDIC Capital Co. Ltd. , Class A ................ 4,790,514 4,646,655
SDIC Power Holdings Co. Ltd. , Class A .......... 4,715,600 9,616,225
Seazen Group Ltd.
(a) (c)
..................... 27,536,000 4,804,670
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 323,985,000 59,242,987
Seres Group Co. Ltd. , Class A ................ 1,200,687 8,864,482
SF Holding Co. Ltd. , Class A ................. 2,965,292 14,030,569
SG Micro Corp. , Class A .................... 467,635 7,921,190
Shaanxi Coal Industry Co. Ltd. , Class A .......... 6,622,381 27,246,840
Shandong Gold Mining Co. Ltd. , Class A ......... 2,494,886 14,068,333
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 10,776,250 37,263,285
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 716,000 4,672,364
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 1,674,388 5,342,977
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 7,980,100 5,748,899
Shandong Sinocera Functional Material Co. Ltd. , Class
A .................................. 402,500 4,192,034
Shandong Sun Paper Industry JSC Ltd. , Class A .... 1,543,500 3,423,801
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 27,774,000 11,376,282
Shanghai Allist Pharmaceuticals Co. Ltd. , Class A ... 293,363 4,867,735
Shanghai Baosight Software Co. Ltd. , Class A ..... 1,430,389 3,753,055
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 339,628 4,999,834
Shanghai Chicmax Cosmetic Co. Ltd. , Class H
(c)
.... 898,100 2,481,721
Shanghai Chlor-Alkali Chemical Co. Ltd. , Class B ... 7,516,009 4,554,629
Shanghai Conant Optical Co. Ltd. , Class H
(c)
...... 2,337,400 13,343,848
Shanghai Electric Group Co. Ltd. , Class A ........ 8,952,200 8,852,123
Shanghai Electric Power Co. Ltd. , Class A ........ 2,033,800 4,026,704
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 1,083,631 3,605,793
Shanghai Henlius Biotech, Inc. , Class H
(a) (b)
....... 278,100 2,332,898
Shanghai Industrial Holdings Ltd.
(c)
............. 6,744,000 11,820,837
Shanghai International Airport Co. Ltd. , Class A ..... 791,091 2,746,099
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
4,521,500 12,144,241
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 603,500 1,459,471
Shanghai Pudong Development Bank Co. Ltd. , Class A 21,596,006 29,445,300
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 1,559,518 5,453,076
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 4,636,334 3,361,289
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 6,811,200 9,023,852
Shanghai Stonehill Technology Co. Ltd. , Class A .... 3,699,600 3,550,850
Shanghai United Imaging Healthcare Co. Ltd. , Class A 547,424 8,508,698

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
China (continued)
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 1,021,500 $ 4,594,977
Shanjin International Gold Co. Ltd. , Class A ....... 1,948,400 7,621,743
Shannon Semiconductor Technology Co. Ltd. , Class A 358,918 9,524,560
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 5,419,100 5,989,257
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 2,521,200 6,741,069
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 799,439 13,893,974
Sharetronic Data Technology Co. Ltd. , Class A ..... 357,600 14,035,286
Shenergy Co. Ltd. , Class A .................. 3,302,000 4,225,389
Shengyi Electronics Co. Ltd. , Class A ........... 502,600 9,616,442
Shengyi Technology Co. Ltd. , Class A ........... 1,737,108 39,551,088
Shennan Circuits Co. Ltd. , Class A ............. 508,862 27,890,609
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 16,582,537 11,273,287
Shenyang Fortune Precision Equipment Co. Ltd. , Class
A
(a)
................................. 204,400 6,216,635
Shenzhen Dobot Corp. Ltd. , Class H
(a) (c)
.......... 1,052,200 3,181,295
Shenzhen Envicool Technology Co. Ltd. , Class A ... 887,510 8,989,593
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 868,202 3,192,344
Shenzhen Fastprint Circuit Tech Co. Ltd. , Class A ... 1,241,600 6,655,059
Shenzhen Inovance Technology Co. Ltd. , Class A ... 1,059,285 9,745,180
Shenzhen International Holdings Ltd.
(c)
.......... 14,342,750 9,328,432
Shenzhen Investment Ltd.
(a) (c)
................. 36,510,000 3,139,085
Shenzhen Kaifa Technology Co. Ltd. , Class A ...... 1,073,100 6,028,221
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 179,200 4,725,632
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 687,400 9,845,203
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 302,000 17,119,438
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 422,978 8,201,734
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 733,246 18,050,929
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 551,900 4,101,740
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 724,400 3,445,540
Shenzhen Sunway Communication Co. Ltd. , Class A . 672,800 6,137,107
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 153,900 9,979,789
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 766,884 6,526,601
Shenzhou International Group Holdings Ltd.
(c)
...... 9,315,000 41,566,349
Shoucheng Holdings Ltd.
(c)
.................. 35,838,800 6,523,028
Shougang Fushan Resources Group Ltd.
(c)
....... 28,436,000 11,064,662
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 186,400 7,409,858
Sichuan Changhong Electric Co. Ltd. , Class A ..... 3,091,900 3,208,073
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 3,342,978 7,737,684
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 328,739 6,653,279
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 1,093,820 6,616,029
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a) (c)
........................... 670,800 42,446,483
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 4,825,452 6,505,606
Sihuan Pharmaceutical Holdings Group Ltd.
(c)
...... 63,284,000 6,039,160
Simcere Pharmaceutical Group Ltd.
(b)
........... 10,291,000 14,536,367
Sino Biopharmaceutical Ltd. ................. 112,552,000 78,035,265
Sinofert Holdings Ltd. ...................... 35,750,000 6,120,057
Sinoma Science & Technology Co. Ltd. , Class A .... 1,100,900 8,732,958
Sinomine Resource Group Co. Ltd. , Class A ....... 418,000 3,349,578
Sinopec Engineering Group Co. Ltd. , Class H ...... 19,009,500 12,319,816
Sinopec Kantons Holdings Ltd.
(c)
.............. 17,610,000 8,368,651
Sinopharm Group Co. Ltd. , Class H ............ 13,887,200 27,363,861
Sinotruk Hong Kong Ltd. .................... 9,043,500 46,299,337
Skyverse Technology Co. Ltd. , Class A
(a)
......... 250,600 13,635,884
Skyworth Group Ltd.
(a)
..................... 9,274,000 4,999,625
SMI Holdings Group Ltd. , NVS
(a) (c) (d)
............ 11,875,953 15
Smoore International Holdings Ltd.
(b) (c)
........... 21,325,000 28,581,174
SooChow Securities Co. Ltd. , Class A ........... 3,415,740 4,319,173
Spring Airlines Co. Ltd. , Class A ............... 624,910 4,044,447
Security Shares Value
a
China (continued)
SSY Group Ltd. .......................... 16,376,411 $ 5,640,015
Sun Art Retail Group Ltd.
(c)
.................. 30,387,000 4,032,754
Sunac China Holdings Ltd.
(a) (c)
................ 106,510,837 8,197,455
Sungrow Power Supply Co. Ltd. , Class A ......... 1,464,184 19,911,544
Sunny Optical Technology Group Co. Ltd. ........ 7,481,500 67,619,956
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (c)
...... 993,154 4,834,981
Sunwoda Electronic Co. Ltd. , Class A ........... 1,405,200 3,639,028
SUPCON Technology Co. Ltd. , Class A .......... 597,106 8,678,029
Superb Summit International Group Ltd. , NVS
(a) (d)
... 998,771 1
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 239,200 13,857,979
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 1,281,558 37,709,385
Suzhou Everbright Photonics Co. Ltd. , Class A
(a)
.... 132,800 5,810,826
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 189,500 6,272,701
Suzhou TFC Optical Communication Co. Ltd. , Class A 776,614 30,496,902
SY Holdings Group Ltd.
(c)
................... 7,520,500 6,222,837
TAL Education Group , ADR
(a)
................. 3,411,143 40,046,819
Tanwan, Inc.
(a) (c)
.......................... 439,200 584,571
TBEA Co. Ltd. , Class A ..................... 3,765,987 10,712,732
TCL Electronics Holdings Ltd.
(a)
............... 12,205,000 25,984,703
TCL Technology Group Corp. , Class A ........... 13,513,212 10,230,855
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 3,181,231 4,497,191
Tencent Holdings Ltd. ...................... 70,177,100 4,030,633,818
Tencent Music Entertainment Group , ADR ........ 6,504,491 53,792,141
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 2,811,000 1,609,951
Tiangong International Co. Ltd.
(c)
.............. 17,988,000 7,381,155
Tianneng Power International Ltd.
(c)
............ 8,742,000 4,855,123
Tianqi Lithium Corp. , Class A
(a)
................ 1,045,297 7,751,571
Tianshan Aluminum Group Co. Ltd. , Class A ....... 2,822,340 5,550,079
Tianshui Huatian Technology Co. Ltd. , Class A ..... 2,519,336 6,379,756
Tingyi Cayman Islands Holding Corp. ........... 21,950,000 35,668,457
Tongcheng Travel Holdings Ltd.
(b) (c)
............. 14,932,800 22,886,772
TongFu Microelectronics Co. Ltd. , Class A ........ 1,107,500 10,620,795
Tongguan Gold Group Ltd. .................. 26,936,000 11,343,479
Tongkun Group Co. Ltd. .................... 1,399,500 5,761,985
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 10,062,000 9,983,376
Tongwei Co. Ltd. , Class A
(a)
.................. 3,115,777 5,369,707
Topsports International Holdings Ltd.
(b) (c)
......... 26,824,000 3,782,077
Towngas Smart Energy Co. Ltd.
(c)
.............. 14,399,000 5,665,002
TravelSky Technology Ltd. , Class H ............ 11,055,000 12,268,262
Trip.com Group Ltd.
(a)
...................... 6,718,341 301,565,999
Tsingtao Brewery Co. Ltd. , Class A ............. 227,082 1,713,566
Tsingtao Brewery Co. Ltd. , Class H ............. 7,112,000 36,903,753
Tuya, Inc. , ADR .......................... 3,231,597 6,075,402
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 2,970,700 32,012,786
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 634,233 6,020,658
Unisplendour Corp. Ltd. , Class A .............. 1,988,519 11,506,393
United Nova Technology Co. Ltd. , Class A
(a)
....... 5,582,400 7,274,899
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 1,392,800 5,609,518
Up Fintech Holding Ltd. , ADR
(a) (c)
.............. 1,004,397 5,062,161
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 375,516 11,159,469
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 623,800 22,524,262
Vipshop Holdings Ltd. , ADR .................. 3,145,183 41,201,897
Vnet Group, Inc. , Class A , ADR
(a) (c)
............. 1,620,056 9,817,539
VOYAH Automobile Technology Co. Ltd. , Class H
(a)
.. 9,267,099 3,079,792
Wanhua Chemical Group Co. Ltd. , Class A ........ 2,019,275 22,910,917
Want Want China Holdings Ltd. ............... 51,922,000 20,368,842
Wanxiang Qianchao Co. Ltd. , Class A ........... 2,164,340 3,623,458
Wasion Holdings Ltd. ...................... 5,440,000 10,752,107
Weibo Corp. , Class A ...................... 949,689 6,486,726
Weichai Power Co. Ltd. , Class A ............... 4,748,914 19,156,092

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Weichai Power Co. Ltd. , Class H .............. 22,264,000 $ 89,936,594
Weilong Delicious Global Holdings Ltd.
(c)
......... 2,277,600 2,247,798
Weimob, Inc.
(a) (b) (c)
........................ 40,750,000 5,207,056
Wens Foodstuff Group Co. Ltd. , Class A ......... 4,536,441 9,635,767
WeRide, Inc. , Class A
(a) (c)
.................... 1,123,500 2,172,597
West China Cement Ltd.
(c)
................... 27,198,000 6,824,025
Western Mining Co. Ltd. , Class A .............. 1,743,900 10,197,834
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 504,362 3,744,391
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 14,874,000 3,473,643
Wolong Electric Group Co. Ltd. , Class A ......... 997,700 4,370,777
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 3,148,242 6,071,194
Wuhan Jingce Electronic Group Co. Ltd. ......... 193,500 6,247,807
Wuliangye Yibin Co. Ltd. , Class A .............. 2,599,481 27,566,271
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 1,426,996 26,472,945
WuXi AppTec Co. Ltd. , Class A ................ 1,811,279 41,724,885
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 4,507,607 108,554,944
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 40,119,500 248,823,135
WuXi XDC Cayman, Inc.
(a) (c)
.................. 4,432,000 39,381,032
XCMG Construction Machinery Co. Ltd. , Class A .... 8,845,959 10,381,095
XD, Inc.
(a)
.............................. 3,358,000 18,316,723
Xiamen Tungsten Co. Ltd. , Class A ............. 1,117,004 8,944,059
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 195,355,600 685,776,954
Xinyi Solar Holdings Ltd.
(c)
................... 50,024,800 14,370,719
XPeng, Inc. , Class A
(a)
..................... 14,219,250 80,810,943
XtalPi Holdings Ltd.
(a) (c)
..................... 29,928,000 28,321,486
Xtep International Holdings Ltd.
(c)
.............. 18,007,000 8,426,841
Yadea Group Holdings Ltd.
(b)
................. 13,786,000 16,462,051
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 208,700 13,013,341
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 4,685,000 99,085,518
Yankuang Energy Group Co. Ltd. , Class A ........ 4,152,626 14,614,307
Yankuang Energy Group Co. Ltd. , Class H ........ 37,142,700 66,221,182
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 738,068 14,284,145
Yealink Network Technology Corp. Ltd. , Class A .... 1,051,061 6,475,091
Yidu Tech, Inc.
(b) (c)
........................ 9,277,200 4,560,731
Yihai International Holding Ltd. ................ 6,000,000 12,092,874
Yixin Group Ltd.
(b) (c)
....................... 25,178,000 3,907,729
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 2,620,083 4,007,816
Youyuan International Holdings Ltd. , NVS
(a) (c) (d)
..... 4,800,100 6
YTO Express Group Co. Ltd. , Class A ........... 2,469,847 6,224,459
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 89,800 20,471,627
Yuexiu Property Co. Ltd.
(c)
................... 15,885,576 6,592,227
Yuexiu Transport Infrastructure Ltd. ............. 14,924,000 6,615,025
Yum China Holdings, Inc. ................... 3,764,497 168,470,654
Yunnan Aluminium Co. Ltd. , Class A ............ 2,184,953 8,818,905
Yunnan Baiyao Group Co. Ltd. , Class A .......... 801,398 6,013,283
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
644,600 5,109,571
Yunnan Tin Co. Ltd. , Class A ................. 1,060,000 5,690,731
Yunnan Yuntianhua Co. Ltd. , Class A ........... 1,366,000 6,387,431
Yutong Bus Co. Ltd. , Class A ................. 1,660,700 7,363,915
Z.AI Co. Ltd.
(a)
........................... 462,900 70,055,609
Zai Lab Ltd.
(a) (c)
.......................... 12,059,790 30,344,522
Zangge Mining Co. Ltd. , Class A ............... 1,142,446 13,291,442
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 292,944 5,325,422
Zhaojin Mining Industry Co. Ltd. , Class H ......... 19,148,000 56,236,372
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 5,408,500 11,366,769
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 3,754,420 6,966,433
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 1,628,948 6,219,646
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 2,114,258 5,161,876
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 1,142,547 6,714,379
Security Shares Value
a
China (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 950,194 $ 6,098,692
Zhejiang Juhua Co. Ltd. , Class A .............. 1,938,600 11,699,393
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
5,885,400 27,512,045
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 1,682,200 3,187,579
Zhejiang NHU Co. Ltd. , Class A ............... 2,309,434 9,288,337
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 1,421,500 7,667,462
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 7,190,500 5,219,671
Zheshang Securities Co. Ltd. , Class A ........... 4,890,900 6,832,053
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
11,748,900 17,062,577
Zhongji Innolight Co. Ltd. , Class A ............. 768,068 97,641,019
Zhongjin Gold Corp. Ltd. , Class A .............. 3,484,740 13,297,064
Zhongsheng Group Holdings Ltd.
(a)
............. 8,305,500 4,517,368
Zhongtai Securities Co. Ltd. , Class A ............ 7,747,100 6,557,388
Zhuzhou CRRC Times Electric Co. Ltd. , Class A .... 479,425 3,356,759
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 5,847,300 23,521,808
Zijin Mining Group Co. Ltd. , Class A ............ 14,543,450 72,846,722
Zijin Mining Group Co. Ltd. , Class H
(c)
........... 67,916,000 316,683,937
ZJLD Group, Inc.
(b)
........................ 1,766,400 1,759,989
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 4,743,094 4,719,090
ZTE Corp. , Class A ....................... 2,474,639 12,584,084
ZTE Corp. , Class H
(c)
...................... 9,024,840 27,320,253
ZTO Express Cayman, Inc. .................. 4,422,679 93,931,034
Zylox-Tonbridge Medical Technology Co. Ltd. , Class
H
(b)
................................. 859,000 2,341,496
30,654,947,342
a
Colombia  —  0 .1%
Cementos Argos SA ....................... 6,971,477 23,784,212
Grupo Argos SA .......................... 3,775,076 23,650,938
Grupo Cibest SA ......................... 2,859,985 75,396,984
Interconexion Electrica SA ESP ............... 5,483,772 48,540,545
Mineros SA ............................. 293,342 1,726,799
173,099,478
a
Cyprus  —  0 .0%
ASBISc Enterprises PLC .................... 166,318 5,940,407
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 1,519,116 100,782,174
Colt CZ Group SE ........................ 11,215 512,472
Komercni Banka A.S. ...................... 889,178 45,437,352
Moneta Money Bank A.S.
(b)
.................. 3,035,058 28,452,164
Philip Morris CR A.S. ...................... 1,183 1,086,255
176,270,417
a
Egypt  —  0 .1%
Abou Kir Fertilizers & Chemical Industries ........ 830,513 1,324,628
Abu Dhabi Islamic Bank .................... 290,969 312,941
Commercial International Bank - Egypt (CIB) ...... 27,866,667 74,708,100
Eastern Co. SAE ......................... 14,217,096 10,014,631
EFG Holding S.A.E. ....................... 14,783,837 7,439,502
E-Finance for Digital & Financial Investments ...... 12,274,366 5,527,191
Fawry for Banking & Payment Technology Services
SAE
(a)
............................... 18,889,704 7,000,143
Talaat Moustafa Group ..................... 7,998,653 15,254,290
Telecom Egypt Co. ........................ 5,261,549 11,999,828
133,581,254
a
Greece  —  0 .6%
Aegean Airlines SA ....................... 337,761 4,775,523
Aktor SA Holding Company Technical And Energy
Projects
(a) (c)
........................... 887,932 10,610,242
Allwyn AG
(c)
............................ 2,041,810 32,008,938
Alpha Bank SA .......................... 18,426,321 97,728,340

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Greece (continued)
Athens International Airport SA ................ 440,520 $ 5,362,467
Athens Water Supply & Sewage Co. SA
(a)
........ 531,680 7,864,075
Autohellas Tourist and Trading SA ............. 43,676 598,636
Bally's Intralot SA
(c)
....................... 7,501,884 9,973,630
CrediaBank SA
(a)
......................... 8,115,976 9,581,880
Eurobank SA ............................ 28,581,593 151,607,815
FF Group
(a) (d)
............................ 343,633 4
GEK TERNA SA ......................... 778,118 42,042,996
Hellenic Telecommunications Organization SA ..... 1,755,651 40,290,963
HELLENiQ ENERGY Holdings SA ............. 694,401 12,510,073
Holding Co. ADMIE IPTO SA ................. 2,040,589 10,677,954
JUMBO SA ............................. 1,296,036 39,059,441
LAMDA Development SA
(a)
.................. 880,469 6,510,789
Motor Oil Hellas Corinth Refineries SA .......... 665,887 46,523,660
National Bank of Greece SA ................. 9,670,648 188,998,564
Optima bank SA ......................... 1,753,074 24,786,054
Piraeus Bank SA
(a)
........................ 12,517,869 148,936,915
Public Power Corp. SA ..................... 2,691,286 74,801,192
Sarantis SA ............................ 254,153 4,251,042
Titan SA ............................... 435,827 27,619,959
997,121,152
a
Hong Kong  —  0 .1%
China Lumena New Materials Corp. , NVS
(a) (c) (d)
..... 43,450 —
China Renewable Energy Investment Ltd.
(a) (d)
...... 8,046 —
FIH Mobile Ltd.
(c)
......................... 3,669,000 7,858,169
Precision Tsugami China Corp. Ltd.
(c)
........... 1,706,500 11,490,269
Zijin Gold International Co. Ltd.
(c)
.............. 3,861,700 74,404,564
93,753,002
a
Hungary  —  0 .3%
Magyar Telekom Telecommunications PLC ........ 3,666,240 29,495,740
MOL Hungarian Oil & Gas PLC
(a)
.............. 4,235,006 68,075,849
OTP Bank Nyrt .......................... 2,484,498 357,351,960
Richter Gedeon Nyrt ....................... 1,481,936 61,775,118
516,698,667
a
India  —  12 .6%
360 ONE WAM Ltd. ....................... 2,395,801 29,546,627
3M India Ltd. ............................ 37,559 13,141,350
Aadhar Housing Finance Ltd.
(a)
................ 152,726 750,231
Aarti Industries Ltd.
(a)
...................... 2,242,825 12,340,495
Aarti Pharmalabs Ltd. ...................... 646,218 5,738,716
Aavas Financiers Ltd.
(a)
..................... 499,015 6,599,950
ABB India Ltd. ........................... 544,548 43,642,982
ACC Ltd. .............................. 960,941 12,875,426
Acme Solar Holdings Ltd. ................... 936,521 3,949,802
Action Construction Equipment Ltd. ............ 596,834 6,951,315
Acutaas Chemicals Ltd. .................... 620,185 20,554,191
Adani Energy Solutions Ltd.
(a)
................ 2,330,761 34,653,234
Adani Enterprises Ltd. ..................... 2,767,299 82,980,732
Adani Ports & Special Economic Zone Ltd. ........ 6,173,083 103,166,208
Adani Power Ltd.
(a)
........................ 36,913,319 76,704,924
Aditya Birla Capital Ltd.
(a)
................... 8,785,917 37,726,560
Aditya Birla Fashion and Retail Ltd.
(a)
........... 7,829,043 4,278,558
Aditya Birla Lifestyle Brands Ltd. .............. 5,337,291 4,853,859
Aditya Birla Real Estate Ltd. ................. 633,421 9,013,987
Aditya Birla Sun Life Asset Management Co. Ltd. ... 236,780 2,612,868
Aditya Infotech Ltd. ....................... 272,664 10,200,868
Aditya Vision Ltd.
(b)
........................ 148,900 938,567
Aegis Logistics Ltd. ....................... 1,408,432 18,695,218
Aether Industries Ltd.
(a)
..................... 160,897 2,857,113
Afcons Infrastructure Ltd. ................... 1,985,302 5,950,621
Affle 3i Ltd.
(a)
............................ 823,822 13,814,796
AIA Engineering Ltd. ....................... 523,280 23,381,434
Security Shares Value
a
India (continued)
Ajanta Pharma Ltd. ....................... 569,548 $ 21,537,321
Alembic Pharmaceuticals Ltd. ................ 777,001 6,812,501
Alivus Life Sciences Ltd. .................... 34,410 507,648
Alkem Laboratories Ltd. .................... 490,275 27,434,702
Alkyl Amines Chemicals .................... 259,037 5,448,978
Allied Blenders & Distillers Ltd. ................ 87,802 569,767
Amagi Media Labs Ltd.
(a)
.................... 291,741 1,739,450
Amara Raja Energy & Mobility Ltd. ............. 1,304,578 12,217,767
Amber Enterprises India Ltd.
(a)
................ 251,319 20,098,353
Ambuja Cements Ltd. ...................... 6,993,549 29,423,070
Anand Rathi Wealth Ltd. .................... 973,708 22,536,494
Anant Raj Ltd. ........................... 1,478,198 9,358,707
Angel One Ltd. .......................... 5,148,792 15,492,086
Anthem Biosciences Ltd. .................... 472,683 4,431,588
Anupam Rasayan India Ltd.
(a)
................ 70,942 940,253
Apar Industries Ltd.
(a)
...................... 205,862 38,202,436
APL Apollo Tubes Ltd.
(a)
.................... 2,117,010 49,367,094
Apollo Hospitals Enterprise Ltd. ............... 1,174,342 109,662,268
Apollo Tyres Ltd. ......................... 3,493,603 16,109,918
Aptus Value Housing Finance India Ltd. .......... 3,921,801 10,237,076
Archean Chemical Industries Ltd. .............. 697,370 3,552,965
Arvind Fashions Ltd. ....................... 40,171 190,721
Arvind Ltd.
(a)
............................ 1,692,935 9,868,286
Asahi India Glass Ltd. ...................... 860,848 8,608,587
Ashapura Minechem Ltd. ................... 435,347 2,577,732
Ashok Leyland Ltd. ....................... 32,822,065 60,459,147
Asian Paints Ltd. ......................... 4,435,825 123,297,191
ASK Automotive Ltd. ...................... 302,952 2,099,977
Aster DM Quality Care Ltd.
(b)
................. 2,657,787 21,098,735
Astra Microwave Products Ltd. ................ 619,646 10,840,464
Astral Ltd. .............................. 1,283,869 20,506,632
AstraZeneca Pharma India Ltd. ............... 97,947 7,149,453
Ather Energy Ltd.
(a)
....................... 1,417,788 25,570,574
Atul Ltd. ............................... 161,761 10,855,913
AU Small Finance Bank Ltd.
(b)
................ 6,310,001 71,925,354
Aurobindo Pharma Ltd.
(a)
.................... 2,925,678 52,705,680
Authum Investment & Infrastructure Ltd.
(a)
........ 2,291,616 13,485,147
Avalon Technologies Ltd.
(a) (b)
................. 216,236 5,386,066
Avanti Feeds Ltd. ......................... 506,585 4,381,473
Avenue Supermarts Ltd.
(a) (b)
.................. 1,711,777 70,054,615
AvenuesAI Ltd.
(a)
......................... 18,889,353 2,977,521
AWL Agri Business Ltd. ..................... 4,776,735 9,648,660
Axis Bank Ltd. ........................... 25,514,601 347,831,339
Azad Engineering Ltd.
(a)
.................... 378,878 11,370,945
Bajaj Auto Ltd. ........................... 747,162 95,209,505
Bajaj Finance Ltd. ........................ 28,349,562 314,324,008
Bajaj Finserv Ltd. ......................... 4,408,231 93,451,441
Bajaj Holdings & Investment Ltd. .............. 329,551 40,266,604
Balkrishna Industries Ltd. ................... 908,836 21,741,605
Balrampur Chini Mills Ltd. ................... 1,929,465 14,058,273
Banco Products India Ltd. ................... 123,511 810,670
Bandhan Bank Ltd.
(b)
...................... 9,019,784 15,467,622
Bank of Baroda .......................... 11,858,872 29,680,836
BASF India Ltd. .......................... 169,544 6,741,049
Bata India Ltd. ........................... 751,392 5,380,205
Bayer CropScience Ltd. .................... 182,500 7,613,888
Belrise Industries Ltd. ...................... 2,228,744 5,436,115
BEML Ltd. ............................. 525,427 10,675,627
Bharat Electronics Ltd. ..................... 39,936,735 173,695,936
Bharat Forge Ltd. ......................... 2,884,454 63,690,838
Bharat Heavy Electricals Ltd. ................. 13,717,040 63,672,165
Bharat Petroleum Corp. Ltd. ................. 17,998,415 61,175,096
Bharti Airtel Ltd. .......................... 31,720,318 602,958,088
Bikaji Foods International Ltd. ................ 343,853 2,258,872

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Billionbrains Garage Ventures Ltd.
(a) (b)
........... 15,739,856 $ 31,664,411
Biocon Ltd. ............................. 7,143,724 30,879,472
Birla Corp. Ltd. .......................... 430,466 3,939,734
Birlasoft Ltd. ............................ 2,144,001 6,547,529
Black Box Ltd. ........................... 242,263 1,900,730
BlackBuck Ltd.
(a)
......................... 1,331,873 8,297,563
BLS International Services Ltd. ............... 1,692,662 4,269,172
Blue Dart Express Ltd.
(a)
.................... 96,871 5,009,987
Blue Star Ltd. ........................... 1,502,949 23,078,769
Bluestone Jewellery And Lifestyle Ltd.
(a)
.......... 601,495 5,158,261
Borosil Renewables Ltd.
(a)
................... 845,320 4,456,275
Bosch Ltd. ............................. 83,416 43,818,196
BrainBees Solutions Ltd.
(a)
................... 382,791 732,428
Brigade Enterprises Ltd. .................... 2,155,922 14,830,995
Britannia Industries Ltd. .................... 1,250,339 68,906,308
Brookfield India Real Estate Trust
(b)
............. 4,636,896 16,643,448
BSE Ltd. .............................. 1,743,584 59,998,404
Can Fin Homes Ltd. ....................... 1,253,126 10,459,944
Canara Bank ............................ 20,253,997 26,944,013
Canara HSBC Life Insurance Co. Ltd. ........... 2,650,623 4,344,351
Caplin Point Laboratories Ltd. ................ 19,247 508,780
Capri Global Capital Ltd. .................... 791,840 2,130,018
Carborundum Universal Ltd. ................. 1,292,615 15,008,219
Cartrade Tech Ltd.
(a)
....................... 498,845 15,655,892
Castrol India Ltd. ......................... 3,722,630 7,211,887
CCL Products India Ltd. .................... 938,311 10,629,384
Ceat Ltd. .............................. 280,640 10,066,683
Cemindia Projects Ltd. ..................... 470,523 6,046,032
Central Depository Services India Ltd. ........... 1,242,632 18,274,698
Century Plyboards India Ltd. ................. 741,480 5,893,086
CESC Ltd. ............................. 7,851,785 12,047,637
CG Power & Industrial Solutions Ltd. ............ 7,570,568 72,772,112
Chalet Hotels Ltd. ........................ 1,040,274 9,868,665
Chambal Fertilisers and Chemicals Ltd. .......... 1,888,660 8,112,118
Chennai Petroleum Corp. Ltd. ................ 589,392 8,460,526
Choice International Ltd.
(a)
................... 73,422 601,232
Cholamandalam Financial Holdings Ltd. ......... 1,182,476 18,429,660
Cholamandalam Investment and Finance Co. Ltd. ... 4,833,011 94,140,370
CIE Automotive India Ltd. ................... 1,862,435 7,643,875
Cipla Ltd. .............................. 5,853,784 86,546,669
City Union Bank Ltd. ....................... 7,109,055 17,092,719
Clean Max Enviro Energy Solutions Ltd.
(a)
........ 38,219 500,679
Clean Science & Technology Ltd. .............. 416,747 3,597,697
Coal India Ltd. ........................... 18,173,760 76,653,523
Coforge Ltd. ............................ 3,646,402 75,865,353
Cohance Lifesciences Ltd.
(a)
................. 1,503,867 7,189,243
Colgate-Palmolive India Ltd. ................. 1,366,011 27,213,762
Computer Age Management Services Ltd. ........ 2,593,724 21,279,676
Concord Biotech Ltd. ...................... 283,390 4,305,169
Container Corp. Of India Ltd. ................. 3,106,054 16,680,550
Coromandel International Ltd. ................ 1,368,412 27,382,808
Craftsman Automation Ltd. .................. 159,108 18,726,769
CreditAccess Grameen Ltd.
(a)
................. 703,365 10,071,633
CRISIL Ltd. ............................. 233,775 11,832,335
Crompton Greaves Consumer Electricals Ltd. ...... 7,449,577 18,426,065
CSB Bank Ltd.
(a)
......................... 104,934 378,025
Cummins India Ltd. ....................... 1,588,836 85,091,603
Cyient Ltd. ............................. 1,007,783 12,415,545
Dabur India Ltd. .......................... 5,040,170 20,156,035
Dalmia Bharat Ltd. ........................ 130,826 2,547,745
Data Patterns India Ltd. .................... 307,075 14,564,391
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 807,651 11,925,407
Deepak Nitrite Ltd. ........................ 706,896 12,978,860
Delhivery Ltd.
(a)
.......................... 5,993,012 28,685,953
Security Shares Value
a
India (continued)
Devyani International Ltd.
(a)
.................. 5,556,875 $ 8,088,121
Divi's Laboratories Ltd. ..................... 1,349,972 134,130,831
Dixon Technologies India Ltd. ................ 419,520 65,310,036
DLF Ltd. ............................... 7,442,347 53,922,581
Dodla Dairy Ltd. .......................... 233,694 2,650,925
Doms Industries Ltd. ...................... 20,975 491,083
Dr Lal PathLabs Ltd.
(b)
..................... 891,568 18,123,353
Dr Reddy's Laboratories Ltd. ................. 5,742,491 69,949,583
Dr. Agarwal's Health Care Ltd.
(a)
............... 763,017 4,109,408
Dynamatic Technologies Ltd. ................. 5,938 745,578
eClerx Services Ltd. ....................... 516,038 10,706,058
Edelweiss Financial Services Ltd. .............. 7,436,774 9,927,297
Eicher Motors Ltd. ........................ 1,549,005 129,344,440
EID Parry India Ltd.
(a)
...................... 1,227,674 10,300,457
EIH Ltd. ............................... 2,996,644 8,876,875
Elecon Engineering Co. Ltd. ................. 1,023,560 4,423,358
Elgi Equipments Ltd. ...................... 2,433,194 16,011,274
Emami Ltd. ............................. 2,271,969 8,682,578
Embassy Developments Ltd.
(a)
................ 3,233,538 2,108,668
Embassy Office Parks REIT .................. 9,477,215 43,646,657
Emcure Pharmaceuticals Ltd.
(a)
............... 71,245 1,386,492
Emmvee Photovoltaic Power Ltd.
(a) (b)
............ 1,150,216 3,878,034
Endurance Technologies Ltd.
(b)
................ 481,287 14,506,292
Engineers India Ltd. ....................... 3,874,824 10,638,828
EPL Ltd. ............................... 1,730,210 4,755,419
Equitas Small Finance Bank Ltd.
(a) (b)
............ 7,014,590 5,438,025
Eris Lifesciences Ltd.
(b)
..................... 609,378 8,298,706
Escorts Kubota Ltd. ....................... 71,805 2,256,894
Eternal Ltd.
(a)
............................ 53,104,820 182,701,975
Exide Industries Ltd. ....................... 4,141,684 19,132,998
Federal Bank Ltd. ........................ 20,913,051 78,235,694
Fine Organic Industries Ltd. .................. 132,538 7,352,832
Finolex Cables Ltd. ....................... 911,401 11,922,145
Finolex Industries Ltd. ..................... 3,954,334 6,545,246
Firstsource Solutions Ltd. ................... 3,699,046 10,268,227
Five-Star Business Finance Ltd. ............... 2,214,466 12,426,347
Force Motors Ltd. ........................ 53,761 9,874,946
Fortis Healthcare Ltd. ...................... 5,751,187 54,776,179
Fractal Analytics Ltd.
(a)
..................... 298,423 2,666,993
FSN E-Commerce Ventures Ltd.
(a)
............. 13,898,105 50,926,257
Gabriel India Ltd. ......................... 732,481 11,064,183
GAIL India Ltd. .......................... 25,432,190 47,360,158
Garden Reach Shipbuilders & Engineers Ltd. ...... 342,610 9,219,002
Garware Hi-Tech Films Ltd. .................. 80,026 5,994,627
GE Vernova T&D India Ltd. .................. 1,449,063 67,612,230
Genus Power Infrastructures Ltd. .............. 1,226,802 4,310,524
Genus Prime Infra Ltd.
(a)
.................... 191,906 81,697
Gillette India Ltd. ......................... 89,106 6,851,851
Gland Pharma Ltd.
(b)
....................... 474,980 14,404,704
GlaxoSmithKline Pharmaceuticals Ltd. .......... 494,637 15,835,403
Glenmark Pharmaceuticals Ltd. ............... 1,631,521 42,489,563
Global Health Ltd. ........................ 993,759 15,433,641
GMR Airports Ltd.
(a)
....................... 31,165,438 30,611,614
Go Digit General Insurance Ltd.
(a)
.............. 3,153,458 8,515,405
Godawari Power and Ispat Ltd. ............... 2,841,158 7,263,048
Godfrey Phillips India Ltd. ................... 464,641 10,262,051
Godrej Consumer Products Ltd. ............... 4,465,569 42,233,514
Godrej Properties Ltd. ..................... 1,682,286 35,535,139
Granules India Ltd. ........................ 1,605,303 13,961,898
Graphite India Ltd. ........................ 1,050,582 7,744,687
Grasim Industries Ltd. ...................... 3,074,301 108,724,185
Gravita India Ltd.
(a)
........................ 429,095 8,100,838
Great Eastern Shipping Co. Ltd. (The) ........... 1,202,959 16,431,262
Grindwell Norton Ltd. ...................... 559,088 11,879,193

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
India (continued)
GSPL Transmission Ltd.
(a)
................... 1,452,653 $ 2,289,600
Gujarat Energy Ltd. ....................... 4,252,867 11,050,941
Gujarat Fluorochemicals Ltd. ................. 347,235 17,088,786
Gujarat Mineral Development Corp. Ltd. ......... 953,967 5,637,946
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 1,232,053 7,426,499
Gujarat Pipavav Port Ltd. ................... 4,985,117 8,767,011
Gujarat State Fertilizers & Chemicals Ltd. ........ 3,233,932 5,365,350
Happiest Minds Technologies Ltd. .............. 1,392,922 5,942,743
Happy Forgings Ltd. ....................... 76,876 1,944,452
Havells India Ltd. ......................... 2,333,180 30,463,164
HBL Engineering Ltd. ...................... 1,397,670 9,635,987
HCL Technologies Ltd. ..................... 10,094,906 138,803,166
HDFC Asset Management Co. Ltd.
(b)
............ 2,130,070 58,558,985
HDFC Bank Ltd. ......................... 129,994,925 965,732,013
HDFC Life Insurance Co. Ltd.
(b)
............... 10,942,544 62,374,712
HealthCare Global Enterprises Ltd. ............. 84,833 653,347
HEG Ltd. .............................. 870,112 6,652,988
Hero MotoCorp Ltd. ....................... 1,360,260 77,758,542
Hexaware Technologies Ltd. ................. 1,758,457 10,230,390
HFCL Ltd. .............................. 10,335,338 27,013,978
Himadri Speciality Chemical Ltd. .............. 2,071,070 14,316,226
Hindalco Industries Ltd. .................... 14,802,339 157,790,317
Hindustan Aeronautics Ltd. .................. 1,963,143 98,957,153
Hindustan Construction Co. Ltd. ............... 28,757,882 7,180,662
Hindustan Copper Ltd. ..................... 3,198,489 17,622,115
Hindustan Petroleum Corp. Ltd. ............... 10,835,654 41,559,965
Hindustan Unilever Ltd. ..................... 8,055,980 166,313,924
Hitachi Energy India Ltd. .................... 142,250 50,408,779
Home First Finance Co. India Ltd.
(b)
............ 932,633 11,395,554
Honasa Consumer Ltd. ..................... 1,582,869 7,982,860
Honeywell Automation India Ltd. ............... 33,079 12,342,332
ICICI Bank Ltd. .......................... 59,672,822 908,973,829
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 2,779,186 45,701,857
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 4,141,547 22,469,238
IDFC First Bank Ltd. ....................... 44,864,604 40,464,682
IFCI Ltd.
(a)
.............................. 8,358,972 7,857,977
IIFL Capital Services Ltd. ................... 602,355 2,130,620
IIFL Finance Ltd. ......................... 2,772,121 18,804,650
Indegene Ltd. ........................... 890,573 5,717,408
India Cements Ltd. (The)
(a)
.................. 509,012 1,979,560
IndiaMart InterMesh Ltd.
(b)
................... 428,486 7,890,604
Indian Bank ............................ 3,211,657 30,257,721
Indian Energy Exchange Ltd.
(b)
................ 5,885,471 7,442,687
Indian Hotels Co. Ltd. (The) , Class A ............ 9,762,424 75,619,767
Indian Oil Corp. Ltd. ....................... 31,168,948 45,501,454
Indian Renewable Energy Development Agency Ltd. . 4,673,031 5,709,375
Indo Count Industries Ltd. ................... 182,730 898,841
Indraprastha Gas Ltd. ...................... 6,488,353 10,248,270
Indus Towers Ltd. ......................... 14,607,501 59,598,330
IndusInd Bank Ltd. ........................ 6,630,258 70,685,543
Info Edge India Ltd. ....................... 3,984,039 54,868,900
Infosys Ltd. ............................. 34,670,165 412,837,719
Ingersoll Rand India Ltd. .................... 75,356 3,836,716
Inox Green Energy Services Ltd.
(a)
............. 315,502 552,319
INOX India Ltd. .......................... 283,651 6,353,596
Inox Renewable Solutions Ltd.
(a)
............... 38,139 4,106
Inox Wind Ltd.
(a)
.......................... 9,757,837 7,203,613
Intellect Design Arena Ltd. ................... 1,106,925 7,906,708
InterGlobe Aviation Ltd.
(a) (b)
.................. 2,139,841 117,358,593
International Gemological Institute Ltd. .......... 137,948 493,339
Inventurus Knowledge Solutions Ltd.
(a)
........... 591,594 10,771,236
Ipca Laboratories Ltd. ...................... 1,606,945 33,320,697
IRB Infrastructure Developers Ltd. ............. 47,271,868 9,601,309
IRCON International Ltd.
(b)
................... 4,341,738 5,431,191
Security Shares Value
a
India (continued)
ITC Hotels Ltd. .......................... 7,316,643 $ 12,285,558
ITC Ltd. ............................... 34,066,522 91,345,679
Jaiprakash Power Ventures Ltd.
(a)
.............. 45,245,841 7,803,154
Jammu & Kashmir Bank Ltd. (The)
(a)
............ 5,408,133 8,372,968
JBM Auto Ltd.
(a)
.......................... 714,482 4,685,395
Jindal Saw Ltd. .......................... 2,812,537 9,132,347
Jindal Stainless Ltd. ....................... 3,623,558 26,696,826
Jindal Steel Ltd. .......................... 4,101,617 51,332,954
Jio Financial Services Ltd. ................... 32,056,583 81,173,497
JK Cement Ltd. .......................... 424,120 22,840,191
JK Lakshmi Cement Ltd. .................... 590,749 3,292,820
JK Paper Ltd. ........................... 1,483,146 6,167,590
JK Tyre & Industries Ltd. .................... 1,481,039 5,895,983
JM Financial Ltd. ......................... 6,020,205 8,075,125
JSW Dulux Ltd. .......................... 274,899 9,134,850
JSW Energy Ltd. ......................... 5,041,029 27,516,440
JSW Holdings Ltd.
(a)
....................... 14,281 1,800,443
JSW Steel Ltd. .......................... 6,920,116 94,890,330
Jubilant Foodworks Ltd. .................... 4,385,182 22,853,838
Jubilant Ingrevia Ltd. ...................... 1,106,334 7,842,757
Jubilant Pharmova Ltd. ..................... 949,345 8,791,291
Jupiter Wagons Ltd.
(a)
...................... 1,441,213 3,633,277
Jyothy Labs Ltd. ......................... 2,451,173 5,230,992
Jyoti CNC Automation Ltd.
(a)
................. 969,748 10,119,953
Kajaria Ceramics Ltd. ...................... 1,067,400 13,942,172
Kalpataru Projects International Ltd. ............ 1,337,738 19,663,212
Kalyan Jewellers India Ltd. .................. 4,219,226 26,584,581
Kansai Nerolac Paints Ltd. .................. 2,922,286 5,911,180
Karnataka Bank Ltd. (The) ................... 2,500,314 8,787,593
Karur Vysya Bank Ltd. (The) ................. 5,430,408 19,812,047
Kaynes Technology India Ltd.
(a)
............... 336,915 13,013,594
KEC International Ltd. ..................... 1,748,081 7,637,589
KEI Industries Ltd. ........................ 717,349 43,210,272
Kfin Technologies Ltd. ...................... 1,230,964 12,526,089
Kirloskar Brothers Ltd. ..................... 296,407 5,914,285
Kirloskar Oil Engines Ltd. ................... 963,796 21,229,407
Kirloskar Pneumatic Co. Ltd. ................. 766,836 5,748,733
Kotak Mahindra Bank Ltd. ................... 61,952,593 272,444,155
KPI Green Energy Ltd.
(b)
.................... 1,278,126 4,083,601
KPIT Technologies Ltd. ..................... 1,799,402 11,045,659
KPR Mill Ltd. ............................ 1,376,317 17,005,179
Krishna Institute of Medical Sciences Ltd.
(a) (b)
...... 2,656,273 21,068,152
KSB Ltd. .............................. 352,747 2,989,622
Kwality Wall's India Ltd.
(a)
................... 10,361,647 4,929,652
L&T Finance Ltd. ......................... 9,346,288 31,460,652
L&T Technology Services Ltd.
(b)
............... 64,467 2,440,595
Larsen & Toubro Ltd. ...................... 7,703,991 326,606,388
Laurus Labs Ltd.
(b)
........................ 4,098,186 82,362,873
Le Travenues Technology Ltd.
(a)
............... 1,026,129 1,754,948
Lemon Tree Hotels Ltd.
(a) (b)
.................. 6,496,805 7,243,211
Lenskart Solutions Ltd.
(a)
.................... 6,647,476 46,208,150
LIC Housing Finance Ltd. ................... 3,068,135 17,334,661
Lloyds Engineering Works Ltd. ................ 7,087,634 6,422,798
LMW Ltd. .............................. 75,008 14,938,199
Lodha Developers Ltd.
(b)
.................... 3,240,928 40,760,743
LT Foods Ltd. ........................... 1,937,172 9,079,491
LTM Ltd.
(b)
............................. 748,721 35,638,385
Lumax Auto Technologies Ltd. ................ 287,150 6,269,222
Lupin Ltd. .............................. 2,661,768 61,151,369
Mahanagar Gas Ltd. ....................... 721,130 8,095,460
Maharashtra Scooters Ltd. .................. 6,396 917,920
Maharashtra Seamless Ltd. .................. 459,392 3,197,069
Mahindra & Mahindra Financial Services Ltd. ...... 6,024,912 23,580,439
Mahindra & Mahindra Ltd. ................... 10,049,810 346,243,984

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Mahindra Lifespace Developers Ltd. ............ 1,176,471 $ 4,519,552
Manappuram Finance Ltd. ................... 6,199,860 22,116,769
Mankind Pharma Ltd.
(a)
..................... 1,208,651 30,679,117
Manorama Industries Ltd.
(a)
.................. 34,936 693,159
Marico Ltd. ............................. 6,053,122 52,091,456
Marksans Pharma Ltd. ..................... 2,085,016 7,035,574
Maruti Suzuki India Ltd. .................... 1,367,947 194,637,228
Max Financial Services Ltd.
(a)
................. 3,089,013 50,963,188
Max Healthcare Institute Ltd. ................. 8,190,125 89,581,416
Medplus Health Services Ltd.
(a)
............... 803,384 5,671,200
Metropolis Healthcare Ltd.
(b)
.................. 1,719,055 10,502,784
Minda Corp. Ltd. ......................... 176,154 1,317,778
Mindspace Business Parks REIT
(b)
............. 2,534,167 13,197,857
Mishra Dhatu Nigam Ltd.
(b)
.................. 136,985 595,051
Motherson Sumi Wiring India Ltd. .............. 38,736,933 14,967,370
Motilal Oswal Financial Services Ltd. ............ 1,797,710 19,663,099
Mphasis Ltd. ............................ 1,389,600 35,368,054
MRF Ltd. .............................. 27,270 38,269,928
Mrs Bectors Food Specialities Ltd. ............. 1,748,662 4,161,781
MTAR Technologies Ltd.
(a)
................... 262,448 19,398,379
Multi Commodity Exchange of India Ltd. ......... 1,351,350 48,210,557
Muthoot Finance Ltd. ...................... 1,304,093 40,729,431
Narayana Hrudayalaya Ltd. .................. 821,565 16,450,766
Natco Pharma Ltd. ........................ 945,231 8,347,052
National Aluminium Co. Ltd. .................. 9,436,740 37,802,767
National Securities Depository Ltd. ............. 303,569 2,586,844
Nava Ltd. .............................. 1,517,383 9,044,372
Navin Fluorine International Ltd. ............... 379,791 34,568,059
Nazara Technologies Ltd.
(a)
.................. 2,514,684 9,841,290
NBCC India Ltd. ......................... 12,182,584 11,006,761
NCC Ltd. .............................. 6,348,788 9,881,378
Nestle India Ltd. ......................... 6,748,819 106,015,307
Netweb Technologies India Ltd. ............... 210,906 11,473,182
Neuland Laboratories Ltd. ................... 94,319 22,786,708
Newgen Software Technologies Ltd. ............ 834,648 4,627,169
Nexus Select Trust ........................ 9,028,785 15,916,368
NHPC Ltd. ............................. 34,076,530 27,432,228
NLC India Ltd. ........................... 4,046,994 11,356,115
NMDC Ltd. ............................. 35,038,226 32,414,416
NMDC Steel Ltd.
(a)
........................ 10,206,520 4,945,678
NTPC Ltd. ............................. 49,641,235 170,560,982
Nuvama Wealth Management Ltd. ............. 959,178 17,653,393
Nuvoco Vistas Corp. Ltd.
(a)
.................. 1,533,981 5,131,904
Oberoi Realty Ltd. ........................ 1,434,413 28,103,747
Oil & Natural Gas Corp. Ltd. ................. 30,246,478 73,623,597
Oil India Ltd. ............................ 4,526,139 22,971,388
Ola Electric Mobility Ltd.
(a)
................... 23,083,088 9,968,826
Olectra Greentech Ltd. ..................... 543,505 7,274,625
One 97 Communications Ltd.
(a)
................ 4,505,859 81,136,341
Onesource Specialty Pharma Ltd.
(a)
............ 613,620 9,782,375
Oracle Financial Services Software Ltd. .......... 251,806 33,129,714
Page Industries Ltd. ....................... 69,484 26,108,709
Paradeep Phosphates Ltd.
(a) (b)
................ 5,557,618 9,323,292
Paras Defence & Space Technologies Ltd. ........ 330,702 4,971,218
PB Fintech Ltd.
(a)
......................... 4,082,741 80,345,415
PC Jeweller Ltd.
(a)
........................ 12,295,130 1,417,076
PCBL CHEMICAL Ltd. ..................... 2,095,466 6,968,152
Pearl Global Industries Ltd. .................. 88,657 2,290,647
Persistent Systems Ltd. .................... 1,192,003 69,880,734
Petronet LNG Ltd. ........................ 8,559,948 26,976,074
PG Electroplast Ltd. ....................... 1,895,665 11,541,707
Phoenix Mills Ltd. (The) .................... 2,244,222 44,729,754
Physicswallah Ltd.
(a) (b)
...................... 4,280,655 5,217,933
PI Industries Ltd. ......................... 818,598 20,367,262
Security Shares Value
a
India (continued)
Pidilite Industries Ltd. ...................... 3,295,204 $ 58,371,372
Pine Labs Ltd.
(a) (b)
......................... 4,659,181 8,017,294
Piramal Finance Ltd. ...................... 1,210,211 29,210,382
Piramal Pharma Ltd.
(a)
..................... 7,190,573 16,172,304
PNB Housing Finance Ltd.
(b)
................. 2,121,123 25,564,149
Poly Medicure Ltd. ........................ 449,176 8,294,409
Polycab India Ltd. ........................ 607,495 60,206,401
Poonawalla Fincorp Ltd.
(a)
................... 3,180,618 15,477,030
Power Finance Corp. Ltd. ................... 15,790,154 55,688,773
Power Grid Corp. of India Ltd. ................ 48,392,404 133,921,773
Praj Industries Ltd. ........................ 1,936,135 6,990,439
Premier Energies Ltd.
(b)
..................... 1,431,070 15,562,025
Prestige Estates Projects Ltd. ................ 2,050,649 35,115,958
Pricol Ltd. .............................. 415,726 3,505,930
Privi Speciality Chemicals Ltd. ................ 28,306 1,032,255
Procter & Gamble Health Ltd. ................ 91,603 5,544,058
Prudent Corporate Advisory Services Ltd. ........ 35,724 1,377,109
PTC Industries Ltd.
(a)
...................... 61,997 14,390,330
Punjab National Bank ...................... 25,631,148 30,696,484
PVR Inox Ltd.
(a)
.......................... 911,297 11,551,440
Radico Khaitan Ltd. ....................... 911,365 42,896,678
Railtel Corp. of India Ltd. .................... 1,658,890 4,795,402
Rainbow Children's Medicare Ltd. .............. 609,639 9,046,819
Ramco Cements Ltd. (The) .................. 1,415,202 13,068,222
Ramkrishna Forgings Ltd. ................... 1,100,961 8,591,885
Rategain Travel Technologies Ltd. , Class A
(a)
...... 245,882 2,418,957
Ratnamani Metals & Tubes Ltd. ............... 270,511 7,527,170
REC Ltd. .............................. 13,382,126 45,379,628
Redington Ltd. ........................... 6,859,354 25,770,943
Relaxo Footwears Ltd.
(a)
.................... 852,546 3,199,005
Reliance Industries Ltd. .................... 66,118,419 885,991,625
Reliance Power Ltd.
(a)
...................... 32,590,086 7,545,870
Religare Enterprises Ltd.
(a)
................... 1,723,432 4,386,472
Rhi Magnesita India Ltd. .................... 684,038 2,667,096
RITES Ltd. ............................. 1,545,079 3,538,952
RR Kabel Ltd. ........................... 380,215 11,681,883
Safari Industries India Ltd. ................... 226,853 3,598,272
Sagility Ltd. ............................. 27,453,612 13,567,939
SAI Life Sciences Ltd.
(a) (b)
................... 1,619,897 24,837,206
Sammaan Capital Ltd.
(a)
.................... 7,279,260 11,174,484
Samvardhana Motherson International Ltd. ....... 50,343,391 90,095,104
Sandur Manganese & Iron Ores Ltd. (The) ........ 265,888 564,175
Sanofi India Ltd. ......................... 98,977 3,245,253
Sansera Engineering Ltd.
(b)
.................. 545,096 22,966,816
Sapphire Foods India Ltd.
(a)
.................. 2,449,851 6,023,911
Sarda Energy & Minerals Ltd. ................ 1,102,054 5,769,213
Saregama India Ltd. ....................... 1,063,047 5,353,392
SBFC Finance Ltd.
(a)
...................... 3,079,025 3,193,260
SBI Cards & Payment Services Ltd. ............ 12,746 86,214
SBI Life Insurance Co. Ltd.
(b)
................. 5,232,238 95,566,196
Schneider Electric Infrastructure Ltd.
(a)
........... 381,753 4,877,518
Sedemac Mechatronics Ltd.
(a)
................ 98,016 3,181,411
Senco Gold Ltd. .......................... 363,642 1,329,699
Shaily Engineering Plastics Ltd. ............... 255,270 8,761,855
Shakti Pumps India Ltd. .................... 357,838 1,825,469
Sheela Foam Ltd. ........................ 479,679 3,226,985
Shilpa Medicare Ltd. ....................... 674,821 6,726,796
Shipping Corp. of India Ltd. .................. 1,924,353 5,846,033
Shree Cement Ltd. ........................ 99,202 24,148,630
Shriram Finance Ltd. ...................... 16,062,999 186,927,639
Siemens Energy India Ltd. ................... 980,150 33,204,708
Siemens Ltd. ............................ 949,417 40,123,242
SignatureGlobal India Ltd.
(a)
.................. 103,528 836,461
SJVN Ltd. .............................. 11,323,130 7,688,576

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
India (continued)
SKF India Industrial Ltd. .................... 261,843 $ 8,207,039
SKF India Ltd. ........................... 275,137 4,496,142
Sobha Ltd. ............................. 616,132 8,123,877
Solar Industries India Ltd. ................... 261,409 55,184,534
Sona Blw Precision Forgings Ltd.
(b)
............. 5,117,107 43,652,388
Sonata Software Ltd. ...................... 2,377,489 7,279,030
South Indian Bank Ltd. (The) ................. 18,136,766 8,683,824
SPR Auto Technologies Ltd. .................. 49,444 2,396,029
SRF Ltd. .............................. 1,565,358 42,047,937
Star Health & Allied Insurance Co. Ltd.
(a)
......... 3,094,093 18,433,345
State Bank of India ........................ 20,959,914 233,005,340
Strides Pharma Science Ltd. ................. 938,325 10,103,400
Sudarshan Chemical Industries Ltd. ............ 94,924 1,262,921
Sumitomo Chemical India Ltd. ................ 1,567,672 8,514,931
Sun Pharmaceutical Industries Ltd. ............. 10,328,177 215,067,785
Sun TV Network Ltd. ...................... 1,309,861 6,408,563
Sundaram Finance Ltd. ..................... 722,665 34,445,782
Sundram Fasteners Ltd. .................... 1,098,509 13,891,531
Suprajit Engineering Ltd. .................... 31,024 164,203
Supreme Industries Ltd. .................... 722,834 26,994,968
Supreme Petrochem Ltd. ................... 148,576 1,137,534
Suzlon Energy Ltd.
(a)
...................... 116,294,535 57,959,312
Swan Corp. Ltd. .......................... 1,595,376 4,905,196
Swiggy Ltd.
(a)
........................... 16,061,886 47,474,014
Syngene International Ltd.
(b)
................. 2,075,322 8,734,162
Syrma SGS Technology Ltd. ................. 971,390 14,633,190
Tamilnad Mercantile Bank Ltd. ................ 129,219 1,265,110
Tanla Platforms Ltd. ....................... 1,047,819 5,822,660
Tata Chemicals Ltd. ....................... 1,614,538 10,894,891
Tata Communications Ltd. ................... 1,325,892 23,974,383
Tata Consultancy Services Ltd. ............... 9,303,158 234,026,912
Tata Consumer Products Ltd. ................. 6,423,108 69,926,565
Tata Elxsi Ltd. ........................... 321,016 12,050,757
Tata Investment Corp. Ltd. ................... 1,487,709 10,023,307
Tata Motors Ltd. .......................... 21,195,886 104,657,136
Tata Motors Passenger Vehicles Ltd. ............ 21,482,409 69,624,914
Tata Power Co. Ltd. (The) ................... 18,103,411 65,916,276
Tata Steel Ltd. ........................... 84,705,607 163,716,415
Tata Technologies Ltd. ..................... 1,978,016 17,245,414
Tata Teleservices Maharashtra Ltd.
(a)
............ 7,882,051 3,189,483
Tbo Tek Ltd.
(a)
........................... 513,542 9,397,624
TD Power Systems Ltd. .................... 2,729,558 22,246,190
Tech Mahindra Ltd. ....................... 6,105,084 104,210,864
Techno Electric & Engineering Co. Ltd. .......... 675,897 6,957,715
Tejas Networks Ltd.
(a) (b)
..................... 995,807 5,847,354
Tenneco Clean Air India Ltd.
(a)
................ 416,320 2,309,745
Thanga Mayil Jewellery Ltd. ................. 114,921 6,526,501
Thermax Ltd. ........................... 459,569 18,822,303
Thyrocare Technologies Ltd.
(b)
................ 317,781 2,019,485
Tilaknagar Industries Ltd. ................... 1,418,164 8,349,490
Time Technoplast Ltd. ...................... 542,251 1,064,706
Timken India Ltd. ......................... 393,528 13,007,461
Tips Music Ltd. .......................... 118,674 801,651
Titagarh Rail System Ltd. ................... 1,136,524 9,754,874
Titan Co. Ltd. ........................... 4,046,700 216,511,612
Torrent Pharmaceuticals Ltd. ................. 1,652,495 87,961,052
Torrent Power Ltd. ........................ 2,037,404 25,976,891
Transformers & Rectifiers India Ltd.
(a)
........... 1,344,749 4,420,470
Trent Ltd. .............................. 3,119,722 94,235,444
Trident Ltd. ............................. 20,116,968 5,097,260
Triveni Turbine Ltd. ....................... 1,765,336 10,714,909
TTK Prestige Ltd. ......................... 813,236 4,988,033
Tube Investments of India Ltd. ................ 1,243,606 36,266,421
TVS Holdings Ltd. ........................ 50,112 6,963,548
Security Shares Value
a
India (continued)
TVS Motor Co. Ltd. ....................... 2,732,872 $ 124,413,344
Ujjivan Small Finance Bank Ltd.
(a) (b)
............. 12,269,507 8,894,377
UltraTech Cement Ltd. ..................... 1,210,611 145,392,338
Union Bank of India Ltd. .................... 17,162,632 33,949,128
United Spirits Ltd. ........................ 3,440,998 53,828,697
UNO Minda Ltd. .......................... 2,229,456 29,852,494
UPL Ltd. ............................... 5,687,191 33,550,279
Urban Co. Ltd.
(a) (b)
........................ 1,822,595 3,199,935
Usha Martin Ltd. ......................... 1,785,618 9,346,308
UTI Asset Management Co. Ltd. ............... 704,459 6,433,914
V2 Retail Ltd.
(a)
.......................... 620,654 1,449,364
VA Tech Wabag Ltd. ....................... 482,096 9,999,397
Vardhman Textiles Ltd. ..................... 1,723,549 10,346,438
Varroc Engineering Ltd.
(b)
................... 107,144 969,681
Varun Beverages Ltd. ...................... 14,863,925 62,433,734
Vedant Fashions Ltd.
(a)
..................... 670,251 3,836,840
Vedanta Aluminium Metal Ltd. ................ 15,566,630 71,167,578
Vedanta Iron and Steel Ltd.
(a)
................. 15,566,630 6,023,445
Vedanta Ltd. ............................ 15,513,711 45,314,964
Vedanta Oil and Gas Ltd.
(a)
.................. 15,566,630 6,330,913
Vedanta Power Ltd.
(a)
...................... 15,566,630 5,753,592
Vesuvius India Ltd. ........................ 821,730 3,517,476
V-Guard Industries Ltd. ..................... 2,821,800 10,254,226
Vijaya Diagnostic Centre Ltd.
(a)
................ 97,553 1,554,319
Vinati Organics Ltd. ....................... 437,431 6,105,899
Vishal Mega Mart Ltd.
(a)
..................... 25,195,286 29,219,519
V-Mart Retail Ltd. ......................... 637,747 5,675,383
Vodafone Idea Ltd.
(a)
....................... 304,993,292 45,830,933
Voltamp Transformers Ltd. ................... 76,140 8,711,488
Voltas Ltd. ............................. 2,443,001 30,619,061
WAAREE Energies Ltd. .................... 991,941 27,111,702
Waaree Renewable Technologies Ltd.
(a)
.......... 440,995 4,036,592
Welspun Corp. Ltd. ....................... 1,250,206 31,360,128
Welspun Living Ltd. ....................... 4,299,778 8,840,146
Westlife Foodworld Ltd. ..................... 908,790 5,453,809
Wework India Management Ltd.
(a)
.............. 551,636 3,967,983
Whirlpool of India Ltd. ...................... 830,456 7,001,181
Wipro Ltd. .............................. 26,594,829 51,472,368
Wockhardt Ltd.
(a)
......................... 879,036 17,387,502
Yatharth Hospital & Trauma Care Services Ltd. ..... 129,630 1,363,708
Yes Bank Ltd.
(a)
.......................... 175,537,594 42,032,127
Zee Entertainment Enterprises Ltd.
(a)
............ 9,111,078 8,942,358
Zen Technologies Ltd. ...................... 548,579 10,236,569
Zensar Technologies Ltd. ................... 1,622,699 7,836,182
ZF Commercial Vehicle Control Systems India Ltd. .. 496,583 13,222,984
Zydus Lifesciences Ltd. .................... 2,273,323 27,711,364
Zydus Wellness Ltd. ....................... 312,513 1,739,068
20,225,636,115
a
Indonesia  —  0 .6%
Adaro Andalan Indonesia PT ................. 18,058,800 11,035,084
AKR Corporindo Tbk PT .................... 71,134,700 5,842,562
Alamtri Resources Indonesia Tbk PT ............ 91,987,800 14,738,367
Astra International Tbk PT ................... 192,905,100 52,226,196
Bank Aladin Syariah Tbk PT
(a)
................ 28,451,500 449,699
Bank Central Asia Tbk PT ................... 553,473,800 202,043,998
Bank Jago Tbk PT
(a)
....................... 2,903,500 158,984
Bank Mandiri Persero Tbk PT ................ 407,434,200 97,221,266
Bank Negara Indonesia Persero Tbk PT ......... 150,157,200 32,685,897
Bank Rakyat Indonesia Persero Tbk PT .......... 655,722,595 120,271,906
Bank Tabungan Negara Persero Tbk PT
(a)
........ 61,359,376 4,290,194
Barito Pacific Tbk PT ...................... 228,517,088 22,979,687
BFI Finance Indonesia Tbk PT ................ 92,239,100 4,838,474
Bukit Asam Persero Tbk PT .................. 55,156,800 7,971,363
Bumi Resources Minerals Tbk PT
(a)
............. 644,410,400 27,242,245

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Indonesia (continued)
Bumi Resources Tbk PT
(a)
................... 1,212,756,900 $ 13,112,328
Charoen Pokphand Indonesia Tbk PT ........... 63,024,400 10,604,373
Ciputra Development Tbk PT ................. 130,487,527 4,712,449
Cisarua Mountain Dairy PT TBK ............... 12,923,700 3,524,606
Dayamitra Telekomunikasi PT ................ 91,792,300 2,424,996
Elang Mahkota Teknologi Tbk PT .............. 151,058,300 4,384,921
Energi Mega Persada Tbk PT
(a)
............... 183,246,900 13,550,857
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (d)
........ 3,663,441,000 5,018,325
Gudang Garam Tbk PT ..................... 1,537,000 1,804,663
Hanson International Tbk PT
(a) (d)
............... 783,666,700 —
Indah Kiat Pulp & Paper Tbk PT ............... 26,376,000 13,085,132
Indo Tambangraya Megah Tbk PT ............. 4,359,600 6,410,815
Indocement Tunggal Prakarsa Tbk PT ........... 16,292,100 5,076,832
Indofood Sukses Makmur Tbk PT .............. 42,191,500 17,862,616
Inti Agri Resources Tbk PT
(a) (d)
................ 291,349,000 —
Japfa Comfeed Indonesia Tbk PT .............. 36,886,200 4,579,762
Jasa Marga Persero Tbk PT ................. 28,314,280 4,728,101
Kalbe Farma Tbk PT ...................... 192,565,900 8,521,379
Medco Energi Internasional Tbk PT ............. 71,499,680 5,665,018
Merdeka Copper Gold Tbk PT ................ 99,161,488 16,430,614
MNC Tourism Indonesia Tbk PT
(a)
.............. 91,184,768 334,364
Pakuwon Jati Tbk PT ...................... 230,263,200 3,638,271
Perusahaan Gas Negara Persero Tbk PT ........ 119,110,500 10,280,804
Petrosea Tbk PT
(a)
........................ 30,755,900 8,782,758
Pool Advista Indonesia Tbk PT
(a) (d)
............. 12,679,400 —
Rukun Raharja Tbk PT ..................... 31,298,400 1,412,899
Sarana Menara Nusantara Tbk PT ............. 250,951,600 6,426,532
Solusi Sinergi Digital Tbk PT ................. 7,359,700 870,441
Sugih Energy Tbk PT
(a) (d)
.................... 27,492,211 —
Sumber Alfaria Trijaya Tbk PT ................ 162,833,800 12,262,727
Telkom Indonesia Persero Tbk PT ............. 516,248,100 75,541,385
Trada Alam Minera Tbk PT
(a) (d)
................ 280,960,700 —
Transcoal Pacific Tbk PT .................... 96,270 12,010
United Tractors Tbk PT ..................... 14,842,900 20,276,499
Vale Indonesia Tbk PT ..................... 24,492,200 7,239,714
Waskita Karya Persero Tbk PT
(a) (d)
............. 135,029,644 444,073
XLSMART Telecom Sejahtera Tbk PT ........... 52,671,700 8,373,555
901,389,741
a
Kuwait  —  0 .6%
Agility Public Warehousing Co. KSCC ........... 19,322,457 9,566,722
Al Ahli Bank of Kuwait KSCP ................. 14,979,991 14,637,139
Ali Alghanim Sons Automotive Co. KSCC ......... 1,809,978 5,447,507
Arzan Financial Group for Financing & Investment
KPSC ............................... 7,910,654 8,190,772
Boubyan Bank KSCP ...................... 18,988,301 40,791,506
Boubyan Petrochemicals Co. KSCP ............ 5,534,756 13,063,908
Boursa Kuwait Securities Co. KPSC ............ 946,021 8,999,481
Burgan Bank SAK ........................ 13,379,488 8,093,708
Commercial Real Estate Co. KSC .............. 14,424,165 8,730,295
Gulf Bank KSCP ......................... 22,546,539 25,899,200
Gulf Cables & Electrical Industries Group Co. KSCP . 1,363,975 7,587,939
Humansoft Holding Co. KSC ................. 969,032 7,334,595
Kuwait Finance House KSCP ................. 129,305,325 322,134,665
Kuwait International Bank KSCP ............... 13,906,061 11,335,546
Kuwait Projects Co. Holding KSCP
(a)
............ 28,277,250 7,219,679
Kuwait Real Estate Co. KSC ................. 11,927,660 13,703,299
Kuwait Telecommunications Co. ............... 4,340,448 8,552,670
Mabanee Co. KPSC ....................... 8,774,007 27,740,182
Mobile Telecommunications Co. KSCP .......... 20,321,191 39,771,490
National Bank of Kuwait SAKP ................ 96,945,838 274,096,838
National Industries Group Holding SAK .......... 23,247,469 17,978,103
National Investments Co. KSCP ............... 6,022,117 5,359,489
National Real Estate Co. KPSC
(a)
.............. 14,691,983 6,515,504
Salhia Real Estate Co. KSCP ................ 6,176,046 7,518,014
Security Shares Value
a
Kuwait (continued)
Warba Bank KSCP ........................ 32,253,742 $ 28,903,111
929,171,362
a
Malaysia  —  1 .1%
AFFIN Bank Bhd ......................... 4,504,795 2,292,435
AirAsia Group Bhd
(a) (c)
...................... 7,846,100 1,535,046
Alliance Bank Malaysia Bhd
(c)
................. 10,707,200 13,076,090
Allianz Malaysia Bhd ...................... 733,400 3,986,427
AMMB Holdings Bhd ...................... 28,210,700 48,302,144
Axis REIT
(c)
............................. 18,685,300 8,730,271
Bank Islam Malaysia Bhd ................... 1,595,200 831,491
Bursa Malaysia Bhd
(c)
...................... 6,804,300 14,577,596
Carlsberg Brewery Malaysia Bhd .............. 2,071,700 7,389,372
CELCOMDIGI Bhd
(c)
....................... 41,749,100 29,212,769
CIMB Group Holdings Bhd .................. 88,245,300 174,273,769
Dialog Group Bhd
(c)
....................... 40,834,796 19,899,507
Eco World Development Group Bhd ............ 20,819,400 10,418,551
Farm Fresh Bhd
(c)
........................ 13,227,600 6,696,317
Fraser & Neave Holdings Bhd
(c)
............... 1,971,700 12,469,084
Frontken Corp. Bhd ....................... 17,626,800 22,241,236
Gamuda Bhd
(c)
.......................... 52,669,400 58,931,737
Gas Malaysia Bhd
(c)
....................... 1,352,500 1,676,347
Genting Bhd
(c)
........................... 25,161,200 12,859,478
Genting Malaysia Bhd
(c)
.................... 20,158,700 8,505,956
Genting Plantations Bhd .................... 110,100 157,680
Greatech Technology Bhd
(a) (c)
................. 12,408,600 7,964,139
Hartalega Holdings Bhd
(c)
................... 18,386,200 4,448,406
Heineken Malaysia Bhd
(c)
................... 1,659,400 6,596,969
Hong Leong Bank Bhd ..................... 7,320,400 42,694,997
IGB REIT .............................. 20,377,100 13,913,787
IHH Healthcare Bhd
(c)
...................... 20,782,200 42,545,124
IJM Corp. Bhd
(c)
.......................... 26,318,100 18,405,384
Inari Amertron Bhd
(c)
....................... 29,862,700 18,879,308
IOI Corp. Bhd ........................... 28,115,000 32,672,540
IOI Properties Group Bhd
(c)
.................. 16,600,500 16,679,788
ITMAX SYSTEM Bhd
(c)
..................... 6,395,200 6,900,330
Johor Plantations Group Bhd ................. 2,022,600 964,578
Kelington Group Bhd
(c)
..................... 8,186,900 18,649,822
KLCCP Stapled Group ..................... 158,500 338,574
Kossan Rubber Industries Bhd
(c)
............... 16,323,500 4,456,619
KPJ Healthcare Bhd ....................... 20,383,600 13,670,075
Kuala Lumpur Kepong Bhd
(c)
................. 5,766,600 31,475,552
Mah Sing Group Bhd ...................... 5,975,000 1,745,981
Malakoff Corp. Bhd ....................... 1,303,300 257,207
Malayan Banking Bhd ...................... 56,235,300 149,021,803
Malayan Cement Bhd
(c)
..................... 4,599,900 7,403,305
Malaysian Pacific Industries Bhd
(c)
............. 1,119,000 11,526,607
Maxis Bhd ............................. 27,817,700 25,755,474
MBSB Bhd
(c)
............................ 45,987,500 6,903,731
Mega First Corp. Bhd
(c)
..................... 10,543,200 7,332,578
Mi Technovation Bhd ...................... 1,631,700 2,469,936
MISC Bhd .............................. 15,626,100 30,739,869
MR DIY Group M Bhd
(b) (c)
................... 31,969,150 10,942,590
OSK Holdings Bhd ........................ 12,600,500 6,467,660
Pavilion REIT
(c)
.......................... 19,442,300 7,961,877
Petronas Chemicals Group Bhd ............... 27,788,900 29,398,158
Petronas Gas Bhd ........................ 9,097,400 39,860,441
PPB Group Bhd
(c)
......................... 7,846,520 19,392,169
Press Metal Aluminium Holdings Bhd ........... 42,259,100 83,942,065
Public Bank Bhd ......................... 160,689,700 197,382,205
QL Resources Bhd ........................ 21,808,365 20,746,179
RHB Bank Bhd .......................... 18,624,166 40,122,083
Sam Engineering & Equipment M Bhd
(c)
.......... 1,076,200 1,207,800
Scientex Bhd ........................... 10,812,700 9,917,454
SD Guthrie Bhd .......................... 23,962,000 37,853,532

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Malaysia (continued)
Sime Darby Bhd ......................... 30,655,000 $ 19,761,810
Sime Darby Property Bhd
(c)
.................. 46,103,600 15,070,496
SP Setia Bhd Group
(c)
...................... 27,738,400 5,669,183
Sunway Bhd
(c)
........................... 29,069,000 37,055,047
Sunway Construction Group Bhd .............. 5,844,500 11,876,564
Sunway REIT ........................... 28,689,800 14,674,235
Tanco Holdings Bhd
(a)
...................... 8,992,361 413,211
Telekom Malaysia Bhd
(c)
.................... 13,424,500 25,716,195
Tenaga Nasional Bhd ...................... 27,881,700 98,077,863
TIME dotCom Bhd
(c)
....................... 14,382,700 21,470,449
Top Glove Corp. Bhd
(c)
..................... 57,674,500 9,454,836
Unisem M Bhd .......................... 6,932,700 7,639,135
UWC Bhd
(a)
............................. 1,750,400 2,984,617
ViTrox Corp. Bhd ......................... 9,134,400 20,881,825
Yinson Holdings Bhd
(c)
..................... 19,615,160 10,473,290
YTL Power International Bhd
(c)
................ 34,680,200 49,400,125
Zetrix Ai Bhd
(c)
........................... 74,991,200 5,482,328
1,843,771,208
a
Mauritius  —  0 .0%
Lighthouse Properties PLC .................. 3,506,450 1,776,768
a
Mexico  —  1 .7%
Alpek SAB de CV , Class A
(a)
................. 12,332,743 9,236,977
Alsea SAB de CV
(c)
....................... 5,869,359 14,376,026
America Movil SAB de CV , Series B ............ 173,904,272 200,645,592
Arca Continental SAB de CV ................. 5,651,875 64,774,040
Banco del Bajio SA
(b)
...................... 8,885,259 30,111,636
Bolsa Mexicana de Valores SAB de CV .......... 4,759,178 10,827,991
Cemex SAB de CV, CPO , NVS ............... 170,874,557 184,180,925
Coca-Cola Femsa SAB de CV ................ 5,961,051 66,265,660
Concentradora Fibra Danhos SA de CV .......... 2,910,478 4,998,506
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a)
................................. 10,944,259 7,153,889
Corp Inmobiliaria Vesta SAB de CV ............ 8,797,732 30,477,568
FIBRA Macquarie Mexico
(b) (c)
................. 1,309,928 3,391,110
Fibra MTY SAPI de CV
(c)
.................... 34,771,962 29,541,883
Fibra Uno Administracion SA de CV ............ 32,608,795 56,233,142
Fomento Economico Mexicano SAB de CV ....... 19,348,686 233,541,883
GCC SAB de CV
(c)
........................ 1,987,257 22,652,446
Genomma Lab Internacional SAB de CV , Class B ... 9,336,724 7,251,206
Gentera SAB de CV ....................... 12,739,643 30,581,529
Gruma SAB de CV , Class B .................. 1,656,628 24,095,326
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 3,143,461 38,940,821
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
4,408,093 90,830,869
Grupo Aeroportuario del Sureste SAB de CV , Class B 1,966,027 50,437,969
Grupo Bimbo SAB de CV , Series A
(c)
............ 14,842,671 51,672,016
Grupo Carso SAB de CV , Series A1 ............ 6,347,702 52,151,661
Grupo Financiero Banorte SAB de CV , Class O .... 27,562,032 312,099,802
Grupo Financiero Inbursa SAB de CV , Series O
(c)
... 17,683,943 45,987,855
Grupo Mexico SAB de CV , Series B ............ 33,877,814 465,658,117
Grupo Televisa SAB, CPO
(a) (c)
................ 26,950,856 14,841,924
Industrias Penoles SAB de CV
(c)
............... 2,174,417 115,631,503
Kimberly-Clark de Mexico SAB de CV , Class A ..... 16,000,919 37,581,771
La Comer SAB de CV ...................... 6,848,698 12,846,006
Megacable Holdings SAB de CV, CPO .......... 3,085,276 9,555,462
Orbia Advance Corp. SAB de CV
(a)
............. 10,746,263 13,429,312
Prologis Property Mexico SA de CV ............ 12,420,424 56,334,734
Promotora y Operadora de Infraestructura SAB de CV 2,232,421 34,416,674
Qualitas Controladora SAB de CV ............. 1,966,378 17,771,671
Regional SAB de CV ...................... 2,756,547 22,799,783
Sigma Foods SAB de CV ................... 39,523,459 43,391,870
Security Shares Value
a
Mexico (continued)
Wal-Mart de Mexico SAB de CV ............... 57,156,247 $ 158,288,616
2,675,005,771
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 1,023,928 119
a
Peru  —  0 .4%
Cia de Minas Buenaventura SAA , ADR .......... 1,878,566 64,434,814
Credicorp Ltd. ........................... 773,712 283,472,603
Intercorp Financial Services, Inc. .............. 383,654 20,955,181
Southern Copper Corp. ..................... 1,056,622 220,696,637
589,559,235
a
Philippines  —  0 .3%
Aboitiz Equity Ventures, Inc. ................. 965,400 575,294
ACEN Corp. ............................ 59,965,541 2,756,769
Alliance Global Group, Inc. .................. 52,058,600 7,525,638
AREIT, Inc. ............................. 18,591,600 10,929,320
Ayala Corp. ............................. 2,913,225 23,150,082
Ayala Land, Inc. .......................... 59,821,240 14,872,281
Bank of the Philippine Islands ................ 22,752,418 36,501,775
BDO Unibank, Inc. ........................ 27,868,678 51,800,753
Century Pacific Food, Inc. ................... 13,492,700 7,023,623
Converge Information and Communications Technology
Solutions, Inc. ......................... 26,824,000 3,914,600
DigiPlus Interactive Corp. ................... 15,396,500 2,463,677
DMCI Holdings, Inc. ....................... 48,991,700 6,098,633
GT Capital Holdings, Inc. ................... 1,155,730 8,825,125
International Container Terminal Services, Inc. ..... 10,656,420 151,126,524
JG Summit Holdings, Inc. ................... 36,332,501 12,382,106
Jollibee Foods Corp. ...................... 5,572,420 13,414,045
LT Group, Inc. ........................... 1,788,900 436,478
Manila Electric Co. ........................ 1,525,340 11,281,828
Manila Water Co., Inc. ..................... 6,819,800 3,807,527
Maynilad Water Services, Inc. ................ 25,092,500 7,536,904
Megaworld Corp. ......................... 153,112,200 5,385,949
Metropolitan Bank & Trust Co. ................ 20,819,953 22,273,323
Monde Nissin Corp.
(b)
...................... 2,471,100 269,745
PLDT, Inc. ............................. 853,800 15,458,338
Puregold Price Club, Inc. .................... 12,972,550 8,550,667
RL Commercial REIT, Inc. ................... 114,011,700 13,130,368
Robinsons Land Corp. ..................... 30,711,213 8,386,709
Semirara Mining & Power Corp. , Class A ......... 10,592,300 2,926,355
SM Investments Corp. ..................... 2,501,962 22,277,688
SM Prime Holdings, Inc. .................... 101,661,596 29,115,701
Synergy Grid & Development Phils, Inc. .......... 19,033,300 7,960,642
Universal Robina Corp. ..................... 10,725,930 10,489,896
522,648,363
a
Poland  —  1 .2%
Alior Bank SA ........................... 1,057,629 37,480,295
Allegro.eu SA
(a) (b)
......................... 10,720,785 130,945,971
Asseco Poland SA ........................ 678,460 43,615,110
Auto Partner SA .......................... 817,003 7,015,038
Bank Handlowy w Warszawie SA .............. 355,804 11,283,143
Bank Millennium SA
(a)
...................... 8,336,807 45,278,706
Bank Polska Kasa Opieki SA ................. 2,063,288 143,596,028
Benefit Systems SA
(a)
...................... 29,499 43,042,981
Budimex SA ............................ 152,444 29,081,224
CD Projekt Red SA
(a) (c)
..................... 735,347 46,184,243
Cyfrowy Polsat SA
(a) (c)
...................... 3,093,847 13,207,694
Diagnostyka SA .......................... 211,755 9,576,619
Dino Polska SA
(a) (b)
........................ 5,551,468 53,572,348
Enea SA ............................... 3,582,645 18,862,604
Erste Bank Polska SA ...................... 452,046 87,364,425

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Poland (continued)
Grupa Kety SA .......................... 109,274 $ 36,934,929
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 703,476 6,246,410
KGHM Polska Miedz SA .................... 1,617,606 155,239,635
KRUK SA .............................. 212,880 22,822,755
LPP SA ............................... 12,689 70,920,822
mBank SA
(a)
............................ 170,943 62,537,279
Modivo SA
(a) (c)
........................... 620,977 14,445,633
Orange Polska SA ........................ 7,238,342 26,591,413
ORLEN SA ............................. 6,626,890 274,012,008
PGE Polska Grupa Energetyczna SA
(a)
.......... 10,269,662 30,477,050
Powszechna Kasa Oszczednosci Bank Polski SA ... 9,900,856 302,743,002
Powszechny Zaklad Ubezpieczen SA ........... 6,410,834 127,524,894
Tauron Polska Energia SA ................... 12,813,978 29,066,494
Warsaw Stock Exchange .................... 310,259 8,121,767
XTB SA
(b)
.............................. 840,353 41,529,427
Zabka Group SA ......................... 4,187,000 35,472,970
1,964,792,917
a
Qatar  —  0 .5%
Al Meera Consumer Goods Co. QSC ........... 1,814,658 6,471,587
Al Rayan Bank .......................... 65,712,550 34,262,074
Baladna
(a)
.............................. 16,321,340 5,637,080
Barwa Real Estate Co. ..................... 16,393,232 10,388,414
Commercial Bank PSQC (The) ................ 38,790,035 44,684,914
Doha Bank QPSC ........................ 21,382,499 15,427,192
Dukhan Bank ........................... 15,320,875 13,551,595
Estithmar Holding QPSC
(a)
................... 14,681,996 16,391,928
Gulf International Services QSC ............... 9,968,978 4,785,693
Industries Qatar QSC ...................... 16,373,392 44,872,145
Mesaieed Petrochemical Holding Co. ........... 55,574,255 16,586,905
Nebras Energy .......................... 5,830,725 21,769,746
Ooredoo QPSC .......................... 9,331,222 32,383,345
Qatar Aluminum Manufacturing Co. ............. 31,335,523 12,607,071
Qatar Fuel QSC .......................... 4,546,007 15,027,607
Qatar Gas Transport Co. Ltd. ................. 29,258,096 34,744,659
Qatar International Islamic Bank QSC ........... 12,022,329 36,234,092
Qatar Islamic Bank QPSC ................... 20,183,786 120,096,767
Qatar National Bank QPSC .................. 52,618,787 240,988,676
Qatar Navigation QSC ..................... 8,902,374 25,607,605
United Development Co. QSC ................ 28,387,290 6,254,474
Vodafone Qatar PQSC ..................... 33,151,326 23,690,887
782,464,456
a
Russia  —  0 .0%
Aeroflot PJSC
(a) (d)
......................... 12,448,217 1,442
Alrosa PJSC
(a) (d)
.......................... 22,555,750 2,614
Credit Bank of Moscow PJSC
(a) (d)
.............. 131,641,331 15,254
Federal Grid Co. - Rosseti PJSC
(a) (d)
............ 2,175,770,000 252
Mobile TeleSystems PJSC
(a) (d)
................ 7,617,292 883
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 12,320,031 1,428
Ozon Holdings PLC , ADR
(a) (d)
................. 453,223 52
PhosAgro PJSC , GDR
(a) (d)
................... 7,905 79
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 2,907,870 34
Ros Agro PLC , GDR
(a) (d) (e)
................... 300,309 35
Rosneft Oil Co. PJSC
(a) (d)
.................... 9,721,202 1,126
Sberbank of Russia PJSC
(a) (d)
................. 91,862,230 10,644
Segezha Group PJSC
(a) (b) (d)
.................. 34,454,100 3,992
Severstal PAO
(a) (d)
........................ 1,835,503 213
Sistema AFK PAO
(a) (d)
...................... 30,748,700 3,563
Sovcomflot PJSC
(a) (d)
...................... 4,464,400 517
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 1,042,828 121
United Co. RUSAL International PJSC
(a) (d)
........ 26,465,860 3,067
VK IPJSC , GDR
(a) (d)
....................... 956,753 111
Security Shares Value
a
Russia (continued)
VTB Bank PJSC
(a) (d)
....................... 5,137,107 $ 1
45,428
a
Saudi Arabia  —  2 .5%
Abdullah Al Othaim Markets Co. ............... 5,200,600 6,873,530
ACWA Power Co. ........................ 2,453,955 125,130,843
Ades Holding Co. ......................... 3,629,134 17,736,805
Advanced Petrochemical Co.
(a)
................ 1,501,056 9,535,020
Al Babtain Power & Telecommunication Co. ....... 466,905 7,672,732
Al Hammadi Holding ....................... 969,812 6,495,087
Al Majed for Oud Co. ...................... 17,055 560,536
Al Masane Al Kobra Mining Co. ............... 634,755 14,015,125
Al Moammar Information Systems Co. ........... 237,279 18,364,312
Al Rajhi Bank ........................... 33,394,614 595,123,711
Al Rajhi Co. for Co-operative Insurance
(a)
......... 923,240 13,610,327
Al Rajhi REIT ........................... 368,436 789,940
Al-Dawaa Medical Services Co. ............... 265,225 2,713,989
Aldrees Petroleum and Transport Services Co. ..... 564,977 17,741,114
Alinma Bank ............................ 16,729,083 113,796,783
AlKhorayef Water & Power Technologies Co. ...... 204,091 5,327,512
Almarai Co. JSC ......................... 5,519,871 72,037,948
Almunajem Foods Co. ..................... 237,406 3,882,365
Arab National Bank ....................... 10,170,387 60,459,979
Arabian Cement Co. ....................... 929,217 5,320,984
Arabian Centres Co.
(b)
...................... 2,575,382 11,079,811
Arabian Contracting Services Co.
(a)
............. 250,910 4,126,589
Arabian Drilling Co.
(a)
...................... 300,078 7,584,670
Arriyadh Development Co. ................... 1,797,127 7,562,618
Astra Industrial Group Co. ................... 485,292 17,591,286
Bank AlBilad ............................ 8,506,079 58,956,495
Bank Al-Jazira ........................... 7,172,872 22,796,001
Banque Saudi Fransi ...................... 14,075,006 81,315,357
BinDawood Holding Co. .................... 2,059,678 2,581,377
Bupa Arabia for Cooperative Insurance Co. ....... 944,706 38,938,769
Catrion Catering Holding Co. ................. 540,114 10,256,786
Co. for Cooperative Insurance (The) ............ 867,161 31,371,795
Dallah Healthcare Co. ...................... 513,350 11,621,686
Dar Al Arkan Real Estate Development Co.
(a)
...... 6,121,354 33,976,726
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 74,487 753,877
Dr Sulaiman Al Habib Medical Services Group Co. .. 998,438 61,933,684
East Pipes Integrated Co. for Industry ........... 152,640 7,996,668
Electrical Industries Co. .................... 6,735,973 28,275,654
Elm Co. ............................... 277,684 47,074,486
Emaar Economic City
(a)
..................... 2,435,286 6,426,363
Etihad Etisalat Co. ........................ 4,321,168 76,661,955
Etihad GO Telecom Co. .................... 238,615 5,560,862
First Milling Co. .......................... 210,624 2,911,465
flynas Co. SJSC
(a)
........................ 550,074 7,294,866
Jabal Omar Development Co.
(a)
............... 6,608,368 32,199,901
Jahez International Co.
(a)
.................... 1,246,530 4,378,652
Jamjoom Pharmaceuticals Factory Co. .......... 243,036 8,861,564
Jarir Marketing Co. ........................ 6,638,829 30,528,098
Leejam Sports Co. JSC .................... 345,992 7,233,892
Maharah Human Resources Co. ............... 4,035,742 5,030,435
Makkah Construction & Development Co. ........ 1,121,788 24,783,549
Middle East Healthcare Co. .................. 580,798 5,055,459
Mobile Telecommunications Co. Saudi Arabia ...... 4,476,446 12,292,164
Mouwasat Medical Services Co. ............... 1,078,307 18,674,808
Nahdi Medical Co. ........................ 366,965 9,035,827
National Agriculture Development Co. (The)
(a)
...... 1,912,189 7,792,173
National Co. for Learning & Education ........... 148,123 5,621,778
National Gas & Industrialization Co. ............ 588,901 9,920,679
National Industrialization Co.
(a)
................ 3,869,776 9,254,666
National Medical Care Co. ................... 304,898 10,061,488
Power & Water Utility Co. for Jubail & Yanbu ...... 872,099 10,405,911

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Saudi Arabia (continued)
Qassim Cement Co. (The) ................... 645,434 $ 7,766,662
Rasan Information Technology Co.
(a)
............ 509,378 18,545,777
Retal Urban Development Co. , Class A .......... 2,720,407 7,062,333
Riyad Bank ............................. 21,984,484 121,816,991
SABIC Agri-Nutrients Co. ................... 2,637,254 91,746,348
Sahara International Petrochemical Co. .......... 3,795,040 13,352,282
SAL Saudi Logistics Services ................. 375,784 16,454,187
Saudi Arabian Mining Co.
(a)
.................. 13,748,221 243,231,900
Saudi Arabian Oil Co.
(b)
..................... 68,856,389 475,082,819
Saudi Automotive Services Co.
(a)
.............. 395,801 4,448,624
Saudi Awwal Bank ........................ 11,424,882 103,571,224
Saudi Basic Industries Corp. ................. 9,973,522 131,329,816
Saudi Cement Co. ........................ 812,647 6,159,458
Saudi Ceramic Co. ........................ 839,264 5,695,533
Saudi Chemical Co. Holding ................. 5,188,586 10,837,140
Saudi Energy Co. ........................ 8,841,023 40,850,605
Saudi Ground Services Co. .................. 1,128,718 8,201,615
Saudi Industrial Investment Group ............. 3,419,875 11,276,315
Saudi Investment Bank (The) ................. 6,831,099 26,412,804
Saudi Kayan Petrochemical Co.
(a)
.............. 8,340,052 11,683,981
Saudi National Bank (The) ................... 33,674,952 385,623,416
Saudi Paper Manufacturing Co. ............... 186,504 3,278,449
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 867,832 7,008,114
Saudi Real Estate Co.
(a)
.................... 2,347,704 9,623,173
Saudi Reinsurance Co.
(a)
.................... 985,013 6,853,789
Saudi Research & Media Group
(a)
.............. 438,383 7,285,756
Saudi Steel Pipe Co. ...................... 247,591 3,541,159
Saudi Tadawul Group Holding Co. ............. 557,271 19,295,059
Saudi Telecom Co. ........................ 22,609,143 269,291,236
Saudia Dairy & Foodstuff Co. ................. 224,564 12,177,391
Savola Group (The) ....................... 1,696,916 11,772,022
Seera Group Holding
(a)
..................... 1,993,796 11,722,070
Southern Province Cement Co. ............... 915,582 4,791,772
Sustained Infrastructure Holding Co. ............ 57,735 616,623
Taiba Investments Co. ..................... 2,766,590 14,020,633
United Electronics Co. ..................... 524,151 9,074,530
United International Holding Co.
(a)
.............. 108,043 852,112
United International Transportation Co. .......... 852,889 7,169,120
Yamama Cement Co. ...................... 1,525,647 9,475,866
Yanbu Cement Co. ........................ 1,089,694 4,388,263
Yanbu National Petrochemical Co. ............. 2,959,727 26,701,437
4,073,057,936
a
South Africa  —  3 .2%
Absa Group Ltd. ......................... 9,681,048 137,492,924
AECI Ltd. .............................. 1,656,412 10,490,566
African Rainbow Minerals Ltd. ................ 1,187,406 13,297,325
Anglogold Ashanti PLC ..................... 5,762,093 647,234,024
Aspen Pharmacare Holdings Ltd. .............. 4,093,814 40,242,227
AVI Ltd. ............................... 3,301,484 17,456,888
Bid Corp. Ltd. ........................... 3,702,524 103,471,794
Bidvest Group Ltd. ........................ 3,420,938 49,666,401
Boxer Retail Ltd. ......................... 280,833 1,363,031
Capitec Ltd. ............................ 999,276 288,754,564
Clicks Group Ltd. ......................... 2,590,811 31,935,169
Coronation Fund Managers Ltd. ............... 3,908,298 10,591,671
DataTec Ltd. ............................ 2,570,914 12,691,930
Dis-Chem Pharmacies Ltd.
(b) (c)
................ 5,760,837 10,184,648
Discovery Ltd. ........................... 6,348,781 101,820,984
DRDGOLD Ltd. .......................... 5,793,089 16,232,862
Equites Property Fund Ltd. .................. 12,335,225 13,718,785
Exxaro Resources Ltd. ..................... 2,708,182 31,742,256
FirstRand Ltd. ........................... 57,662,621 341,328,307
Fortress Real Estate Investments Ltd. , Class B ..... 14,938,862 22,170,618
Security Shares Value
a
South Africa (continued)
Foschini Group Ltd. ....................... 3,740,958 $ 11,861,418
Gold Fields Ltd. .......................... 10,214,515 474,411,351
Grindrod Ltd. ............................ 8,873,298 13,514,890
Growthpoint Properties Ltd. .................. 36,207,051 36,873,128
Harmony Gold Mining Co. Ltd. ................ 6,545,808 128,362,140
Hosken Consolidated Investments Ltd. .......... 62,507 640,140
Hyprop Investments Ltd. .................... 4,923,480 17,750,974
Impala Platinum Holdings Ltd. ................ 10,295,408 144,039,606
Investec Ltd. ............................ 2,610,368 22,534,711
JSE Ltd. ............................... 1,334,853 13,029,608
Life Healthcare Group Holdings Ltd. ............ 16,372,300 12,078,114
Momentum Group Ltd. ..................... 13,566,074 34,111,142
Motus Holdings Ltd. ....................... 1,837,342 12,265,667
Mr Price Group Ltd. ....................... 2,958,633 29,998,329
MTN Group Ltd. .......................... 19,999,253 234,555,100
Naspers Ltd. , Class N ...................... 8,548,324 418,637,045
Nedbank Group Ltd. ....................... 4,889,347 89,417,781
NEPI Rockcastle N.V.
(a)
..................... 6,906,653 65,194,773
Netcare Ltd. ............................ 12,648,735 14,146,004
Ninety One Ltd. .......................... 3,257,994 8,974,563
Northam Platinum Holdings Ltd. ............... 4,075,631 73,994,329
Old Mutual Ltd. .......................... 48,434,831 39,220,070
Omnia Holdings Ltd. ....................... 1,756,038 10,832,559
Optasia Ltd.
(a) (c)
.......................... 661,895 567,206
OUTsurance Group Ltd. .................... 9,568,134 51,958,911
Pepkor Holdings Ltd.
(b)
..................... 39,682,812 48,506,182
Pick n Pay Stores Ltd.
(a) (c)
................... 6,697,275 7,964,158
Redefine Properties Ltd. .................... 74,857,120 28,500,277
Reinet Investments SCA .................... 1,576,687 42,607,632
Remgro Ltd. ............................ 5,424,090 65,373,694
Resilient REIT Ltd. ........................ 5,600,478 27,169,622
Reunert Ltd. ............................ 2,430,284 8,389,319
Sanlam Ltd. ............................ 19,761,199 106,342,032
Santam Ltd. ............................ 324,067 8,351,133
Sasol Ltd.
(a)
............................. 6,676,050 81,057,298
Shoprite Holdings Ltd. ..................... 5,348,578 102,213,934
Sibanye Stillwater Ltd.
(c)
.................... 32,241,125 95,456,472
Standard Bank Group Ltd. ................... 15,037,894 296,266,470
Telkom SA SOC Ltd. ....................... 3,795,445 13,038,206
Thungela Resources Ltd. ................... 1,534,029 12,491,328
Tiger Brands Ltd. ......................... 1,738,074 29,018,709
Truworths International Ltd.
(c)
................. 3,969,922 11,254,227
Valterra Platinum Ltd. ...................... 3,016,719 257,789,942
Vodacom Group Ltd. ...................... 6,919,150 64,204,212
Vukile Property Fund Ltd. ................... 15,132,520 22,063,902
We Buy Cars Holdings Ltd.
(c)
................. 3,247,985 6,087,041
Wilson Bayly Holmes-Ovcon Ltd.
(c)
............. 888,715 7,966,150
Woolworths Holdings Ltd. ................... 9,747,814 26,034,264
5,229,002,737
a
South Korea  —  19 .0%
ABLBio, Inc.
(a) (c)
.......................... 438,686 23,348,967
Aju IB Investment Co. Ltd. ................... 251,493 614,634
Alteogen, Inc.
(a) (c)
......................... 592,403 133,275,018
Amorepacific Corp.
(c)
...................... 323,215 34,724,091
Amorepacific Holdings Corp. ................. 364,018 7,243,228
APR Corp.
(c)
............................ 280,453 94,970,238
Asiana Airlines, Inc.
(a)
...................... 575,326 3,189,029
BGF retail Co. Ltd. ........................ 95,218 10,275,302
BHI Co. Ltd.
(a) (c)
.......................... 256,908 11,728,992
BNK Financial Group, Inc. ................... 2,615,341 29,008,147
Caregen Co. Ltd.
(c)
........................ 169,745 6,398,019
Celltrion Pharm, Inc.
(c)
...................... 217,368 6,622,913
Celltrion, Inc.
(a) (c)
......................... 1,747,892 241,503,364
Cheil Worldwide, Inc.
(c)
..................... 602,434 8,444,757

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Chong Kun Dang Pharmaceutical Corp.
(c)
......... 117,009 $ 5,850,651
CJ CheilJedang Corp. ...................... 83,148 11,314,768
CJ Corp.
(c)
............................. 152,431 14,423,599
CJ ENM Co. Ltd.
(a)
........................ 36,076 893,128
CJ Logistics Corp.
(c)
....................... 103,541 5,546,295
Classys, Inc.
(c)
........................... 293,141 7,237,549
Clobot Co. Ltd. .......................... 45,829 843,113
Cosmax, Inc.
(c)
........................... 103,258 22,634,461
CosmoAM&T Co. Ltd.
(a) (c)
................... 297,487 8,965,967
Coway Co. Ltd. .......................... 609,482 43,121,731
CS Wind Corp.
(a)
......................... 321,937 11,464,095
D&D PharmaTech, Inc.
(a) (c)
................... 284,460 11,149,950
Daeduck Electronics Co. Ltd.
(c)
................ 406,103 33,157,316
Daehan Shipbuilding Co. Ltd.
(c)
................ 31,233 1,080,687
Daejoo Electronic Materials Co. Ltd.
(c)
........... 134,003 9,000,122
Daewoo Engineering & Construction Co. Ltd.
(a) (c)
.... 2,331,737 30,815,415
Daewoong Co. Ltd.
(c)
...................... 263,560 3,471,670
Daewoong Pharmaceutical Co. Ltd. ............ 70,256 6,520,931
Daishin Securities Co. Ltd.
(a) (c)
................ 566,774 11,177,834
D'Alba Global Co. Ltd.
(c)
.................... 37,229 5,972,753
Daou Technology, Inc.
(c)
.................... 410,322 11,667,310
DB HiTek Co. Ltd.
(c)
....................... 340,592 23,482,980
DB Insurance Co. Ltd. ..................... 494,255 65,213,086
DL E&C Co. Ltd.
(c)
........................ 331,924 17,407,422
DL Holdings Co. Ltd.
(a) (c)
.................... 152,734 5,621,667
DN Automotive Corp.
(c)
..................... 130,728 4,506,307
Dongjin Semichem Co. Ltd. .................. 399,067 12,354,065
Dongsuh Companies, Inc. ................... 457,276 8,633,838
Doosan Bobcat, Inc.
(c)
...................... 594,915 26,995,938
Doosan Co. Ltd.
(c)
........................ 83,591 76,501,304
Doosan Enerbility Co. Ltd.
(a) (c)
................. 5,124,101 306,953,868
Doosan Fuel Cell Co. Ltd.
(a) (c)
................. 477,694 15,657,597
Doosan Robotics, Inc.
(a) (c)
................... 244,480 12,607,856
Doosan Tesna, Inc. ....................... 72,701 4,260,281
DoubleUGames Co. Ltd.
(a) (c)
.................. 169,457 7,236,313
Ecopro BM Co. Ltd.
(c)
...................... 599,717 52,728,706
Ecopro Co. Ltd.
(c)
......................... 1,161,060 77,094,968
Ecopro Materials Co. Ltd.
(a) (c)
................. 298,319 8,404,983
E-MART, Inc.
(c)
.......................... 228,069 12,355,339
Enchem Co. Ltd.
(a)
........................ 11,864 188,026
Eo Technics Co. Ltd. ...................... 99,769 29,318,350
Eugene Technology Co. Ltd.
(c)
................ 181,505 17,542,281
F&F Co. Ltd.
(c)
........................... 176,390 8,612,660
Fadu, Inc.
(a) (c)
............................ 332,416 15,843,140
Foosung Co. Ltd.
(a) (c)
....................... 459,314 4,375,802
Gaon Cable Co. Ltd. ....................... 40,312 6,185,533
GC Biopharma Corp.
(c)
..................... 72,576 6,845,476
Genesis Development Holdings Co. Ltd.
(a) (d)
....... 9,822 —
GigaVis Co. Ltd. ......................... 19,278 1,587,484
GS Engineering & Construction Corp.
(c)
.......... 762,950 20,162,795
GS Holdings Corp. ........................ 503,111 46,606,278
GS Retail Co. Ltd.
(c)
....................... 407,094 7,826,048
Han Kuk Carbon Co. Ltd.
(a) (c)
................. 432,829 7,596,266
Hana Financial Group, Inc. .................. 3,083,465 306,356,411
Hana Materials, Inc.
(c)
...................... 27,430 1,031,712
Hana Micron, Inc.
(a) (c)
...................... 582,976 15,045,118
Hanall Biopharma Co. Ltd.
(a) (c)
................ 373,596 16,349,563
Hanil Cement Co. Ltd.
(c)
.................... 383,306 4,758,435
Hanjin Kal Corp.
(c)
........................ 263,206 25,517,915
Hankook & Co. Co. Ltd. .................... 400,610 7,180,882
Hankook Tire & Technology Co. Ltd. ............ 814,468 39,537,640
Hanmi Pharm Co. Ltd.
(c)
.................... 67,327 24,235,782
Hanmi Science Co. Ltd.
(c)
................... 237,538 7,771,351
Hanmi Semiconductor Co. Ltd.
(c)
............... 463,643 73,982,728
Security Shares Value
a
South Korea (continued)
Hanon Systems
(a)
......................... 3,377,877 $ 8,636,578
Hansol Chemical Co. Ltd.
(c)
.................. 103,313 15,546,232
Hanssem Co. Ltd. ........................ 7,424 212,670
Hanwha Aerospace Co. Ltd.
(c)
................ 382,693 307,258,170
Hanwha Corp.
(c)
.......................... 178,517 17,587,188
Hanwha Engine Co. Ltd.
(a) (c)
.................. 631,275 21,795,616
Hanwha Investment & Securities Co. Ltd.
(a) (c)
...... 1,504,454 5,391,754
Hanwha Life Insurance Co. Ltd.
(a) (c)
............. 3,742,679 15,717,785
Hanwha Machinery & Service Holdings Co. Ltd.
(a) (c)
.. 287,533 1,537,879
Hanwha Ocean Co. Ltd.
(a) (c)
.................. 1,498,044 95,917,732
Hanwha Solutions Corp.
(a) (c)
.................. 1,501,200 37,000,091
Hanwha Systems Co. Ltd.
(c)
.................. 861,880 45,851,344
Hanwha Vision Co. Ltd.
(a) (c)
.................. 394,704 14,337,575
Harim Holdings Co. Ltd.
(c)
................... 106,524 839,381
HD Construction Equipment Co. Ltd. ............ 372,876 36,185,407
HD Hyundai Co. Ltd. ...................... 479,358 76,373,167
HD Hyundai Electric Co. Ltd. ................. 266,805 151,354,701
HD Hyundai Energy Solutions Co. Ltd.
(a) (c)
........ 49,388 5,111,720
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 361,962 118,454,629
HD Hyundai Marine Solution Co. Ltd.
(c)
.......... 160,661 24,290,794
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 481,715 122,224,542
HDC Holdings Co. Ltd. ..................... 92,128 1,519,445
HD-Hyundai Marine Engine
(a) (c)
................ 237,948 9,023,245
Hite Jinro Co. Ltd.
(c)
....................... 477,520 5,422,169
HJ Shipbuilding & Construction Co. Ltd.
(a) (c)
....... 553,982 6,785,463
HK inno N Corp.
(a)
........................ 151,020 4,750,087
HL Mando Co. Ltd.
(c)
....................... 365,623 13,789,910
HLB Co. Ltd.
(a) (c)
.......................... 1,337,660 34,831,237
HMM Co. Ltd.
(c)
.......................... 2,511,954 39,284,889
Hotel Shilla Co. Ltd.
(a) (c)
..................... 343,158 11,038,672
HPSP Co. Ltd.
(c)
.......................... 685,248 24,965,113
Hugel, Inc.
(a) (c)
........................... 68,258 12,558,878
HYBE Co. Ltd.
(a) (c)
........................ 261,992 34,270,094
Hyosung Corp.
(c)
......................... 103,841 12,592,131
Hyosung Heavy Industries Corp. .............. 59,563 128,025,767
Hyosung TNC Corp. ....................... 29,652 7,679,811
Hyundai Department Store Co. Ltd.
(c)
........... 157,612 10,968,955
Hyundai Elevator Co. Ltd. ................... 291,870 15,809,367
Hyundai Engineering & Construction Co. Ltd.
(c)
..... 833,197 74,661,717
Hyundai Feed, Inc.
(a) (c) (d)
.................... 709,241 231,801
Hyundai GF Holdings ...................... 111,727 975,306
Hyundai Glovis Co. Ltd.
(c)
................... 422,881 63,834,510
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 601,951 22,359,328
Hyundai Mobis Co. Ltd.
(c)
.................... 674,582 222,662,096
Hyundai Motor Co.
(c)
....................... 1,525,079 448,814,524
Hyundai Movex Co. Ltd. .................... 293,051 5,031,929
Hyundai Rotem Co. Ltd.
(c)
................... 819,978 81,301,176
Hyundai Steel Co. ........................ 852,162 18,854,261
Hyundai Wia Corp. ........................ 228,155 10,005,362
Iljin Electric Co. Ltd.
(c)
...................... 280,983 14,521,855
iM Financial Group Co. Ltd.
(c)
................. 1,605,647 21,671,500
Industrial Bank of Korea .................... 2,594,230 39,189,167
IPARK Hyundai Development Co.
(c)
............. 492,991 8,415,304
ISC Co. Ltd.
(c)
........................... 124,705 15,360,270
ISU Specialty Chemical
(a) (c)
.................. 232,573 11,830,189
IsuPetasys Co. Ltd.
(c)
...................... 625,847 51,739,496
JB Financial Group Co. Ltd.
(c)
................. 1,315,070 27,187,755
Jeju Semiconductor Corp.
(a)
.................. 238,823 13,646,031
Jusung Engineering Co. Ltd.
(c)
................ 316,841 40,647,558
JYP Entertainment Corp.
(c)
................... 320,724 9,324,689
Kakao Corp.
(c)
........................... 3,476,214 92,610,328
KakaoBank Corp.
(c)
....................... 1,877,088 29,911,573
Kakaopay Corp.
(a)
........................ 251,779 8,545,327
Kangwon Land, Inc. ....................... 822,155 8,802,490

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
South Korea (continued)
KB Financial Group, Inc. .................... 3,904,537 $ 489,800,053
KC Tech Co. Ltd. ......................... 27,016 1,350,208
KCC Corp. ............................. 55,128 18,948,613
KEPCO Engineering & Construction Co., Inc.
(c)
..... 170,880 14,455,516
KEPCO Plant Service & Engineering Co. Ltd.
(c)
..... 297,713 9,935,684
Kia Corp.
(c)
............................. 2,654,922 253,248,781
KIWOOM Securities Co. Ltd. ................. 156,441 31,518,414
Koh Young Technology, Inc.
(c)
................. 585,955 12,119,113
Kolmar Korea Co. Ltd.
(a) (c)
................... 194,924 22,784,408
Kolon Industries, Inc.
(c)
..................... 246,738 10,692,393
KoMiCo Ltd.
(c)
........................... 115,218 2,212,437
Korea Aerospace Industries Ltd.
(c)
.............. 750,240 71,666,602
Korea Circuit Co. Ltd. ...................... 56,834 2,545,612
Korea Electric Power Corp. .................. 2,788,893 65,026,467
Korea Gas Corp. ......................... 309,914 8,481,548
Korea Investment Holdings Co. Ltd.
(c)
........... 483,623 67,554,129
Korean Air Lines Co. Ltd. ................... 1,977,072 40,387,014
Korean Reinsurance Co.
(c)
................... 2,106,694 21,993,993
Krafton, Inc.
(a)
........................... 321,577 53,222,599
KT&G Corp. ............................ 1,038,455 135,023,596
Kum Yang Co. Ltd.
(a) (d)
..................... 390,785 1,978,767
Kumho Petrochemical Co. Ltd.
(c)
............... 168,820 15,701,173
Kumho Tire Co., Inc.
(a) (c)
.................... 1,481,815 7,951,495
Kyung Dong Navien Co. Ltd.
(c)
................ 109,787 5,012,843
L&C Bio Co. Ltd.
(c)
........................ 212,680 8,240,542
L&F Co. Ltd.
(a) (c)
.......................... 330,849 35,259,413
LEENO Industrial, Inc.
(c)
.................... 568,366 27,541,020
LG Chem Ltd. ........................... 526,969 107,449,618
LG Corp. .............................. 960,984 83,481,350
LG Display Co. Ltd.
(a) (c)
..................... 3,132,076 21,610,248
LG Electronics, Inc. ....................... 1,204,577 189,197,086
LG Energy Solution Ltd.
(a) (c)
.................. 526,323 145,017,116
LG H&H Co. Ltd.
(c)
........................ 92,813 21,204,614
LG Innotek Co. Ltd.
(c)
...................... 160,452 74,649,416
LG Uplus Corp. .......................... 1,133,829 12,394,943
LIG Defense&Aerospace Co. Ltd. .............. 147,385 74,565,575
LigaChem Biosciences, Inc.
(a) (c)
............... 296,337 20,915,118
Lotte Chemical Corp.
(c)
..................... 202,271 8,711,240
Lotte Chilsung Beverage Co. Ltd.
(c)
............. 58,704 4,278,623
Lotte Corp.
(c)
............................ 411,621 7,172,746
Lotte Energy Materials Corp.
(a) (c)
............... 262,811 7,209,072
LOTTE Fine Chemical Co. Ltd.
(c)
.............. 228,312 7,942,071
LOTTE REIT Co. Ltd.
(c)
..................... 2,811,515 8,083,671
Lotte Rental Co. Ltd.
(c)
..................... 130,216 4,499,778
Lotte Shopping Co. Ltd.
(c)
................... 139,722 10,833,977
Lotte Tour Development Co. Ltd.
(a) (c)
............ 713,080 6,897,709
LS Corp.
(c)
............................. 197,084 44,591,764
LS Eco Energy Ltd.
(c)
...................... 53,817 1,803,441
LS Electric Co. Ltd.
(c)
...................... 858,021 129,122,504
LS Marine Solution Co. Ltd.
(c)
................. 52,828 1,270,557
LX INTERNATIONAL CORP. ................. 378,121 10,749,280
Meritz Financial Group, Inc.
(a) (c)
................ 822,605 73,325,774
Mezzion Pharma Co. Ltd.
(a) (c)
................. 277,152 14,412,029
Mirae Asset Securities Co. Ltd.
(c)
.............. 2,245,790 56,511,274
Misto Holdings Corp. ...................... 507,148 15,501,177
Naturecell Co. Ltd.
(a) (c)
...................... 692,751 13,171,419
NAVER Corp.
(c)
.......................... 1,600,850 253,039,849
NC Corp.
(c)
............................. 146,120 23,931,824
Netmarble Corp.
(b) (c)
....................... 313,951 8,633,543
NH Investment & Securities Co. Ltd. ............ 1,595,323 30,810,567
NICE Information Service Co. Ltd. ............. 246,265 2,882,766
NKGen Biotech Korea Co. Ltd.
(a) (c) (d)
............ 172,974 —
NongShim Co. Ltd.
(c)
....................... 36,685 11,878,081
OCI Holdings Co. Ltd.
(c)
..................... 150,280 30,299,056
Security Shares Value
a
South Korea (continued)
OliX Pharmaceuticals, Inc.
(a) (c)
................ 195,738 $ 14,828,008
Orion Corp.
(c)
............................ 249,498 23,689,542
Orion Holdings Corp.
(c)
..................... 361,216 6,805,927
Orum Therapeutics, Inc.
(a) (c)
.................. 57,397 2,729,856
Oscotec, Inc.
(a)
.......................... 404,358 10,357,207
Otoki Corp.
(c)
............................ 23,729 5,834,587
Pan Ocean Co. Ltd.
(c)
...................... 3,057,670 12,636,570
Paradise Co. Ltd.
(c)
........................ 650,744 4,846,929
Park Systems Corp.
(c)
...................... 77,946 14,901,987
Pearl Abyss Corp.
(a) (c)
...................... 390,167 9,008,678
Peptron, Inc.
(a) (c)
.......................... 247,679 33,204,263
PharmaResearch Co. Ltd.
(c)
.................. 79,441 24,702,460
Poongsan Corp.
(c)
........................ 202,013 12,054,794
Posco DX Co. Ltd.
(c)
....................... 624,408 9,838,616
POSCO Future M Co. Ltd.
(c)
.................. 386,624 56,334,869
POSCO Holdings, Inc. ..................... 805,195 198,514,840
PSK Holdings, Inc.
(c)
....................... 93,967 8,497,876
PSK, Inc.
(c)
............................. 240,394 22,277,429
Rainbow Robotics
(a) (c)
...................... 94,839 31,761,886
RFHIC Corp.
(a) (c)
.......................... 163,164 5,569,533
Robotis Co. Ltd.
(c)
........................ 116,290 21,778,067
S-1 Corp. .............................. 208,027 12,410,353
Sam Chun Dang Pharm Co. Ltd.
(c)
............. 167,500 20,534,247
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 129,593 143,673,020
Samsung C&T Corp. ...................... 931,181 253,369,032
Samsung Card Co. Ltd. .................... 263,518 9,037,334
Samsung E&A Co. Ltd. ..................... 1,771,826 60,737,275
Samsung Electro-Mechanics Co. Ltd.
(c)
.......... 641,260 676,288,354
Samsung Electronics Co. Ltd. ................ 53,495,415 10,099,018,136
Samsung Episholdings Co. Ltd.
(a)
.............. 16,941 4,785,312
Samsung Fire & Marine Insurance Co. Ltd.
(c)
...... 331,602 160,507,318
Samsung Heavy Industries Co. Ltd.
(a) (c)
.......... 7,620,346 115,796,041
Samsung Life Insurance Co. Ltd.
(c)
............. 908,390 201,910,187
Samsung SDI Co. Ltd.
(a)
.................... 690,682 289,879,120
Samsung SDS Co. Ltd.
(c)
.................... 445,397 77,792,833
Samsung Securities Co. Ltd. ................. 662,022 42,320,862
Samyang Foods Co. Ltd.
(c)
.................. 47,034 52,646,690
Sanil Electric Co. Ltd.
(c)
..................... 180,266 25,667,147
SeAH Besteel Holdings Corp. ................ 52,868 1,577,672
Seegene, Inc. ........................... 451,288 11,066,367
Seojin System Co. Ltd.
(a) (c)
................... 355,847 10,096,994
Seoul Guarantee Insurance Co. ............... 50,622 1,607,920
SFA Semicon Co. Ltd.
(a) (c)
................... 110,486 457,143
Shinhan Financial Group Co. Ltd. .............. 4,765,792 379,449,400
Shinsegae, Inc.
(c)
......................... 70,467 21,243,545
Shinyoung Securities Co. Ltd.
(c)
............... 18,726 2,128,545
Silicon2 Co. Ltd.
(c)
........................ 409,236 16,184,539
SIMMTECH Co. Ltd.
(c)
..................... 293,343 27,475,149
SK Biopharmaceuticals Co. Ltd.
(a) (c)
............. 349,822 22,318,196
SK Bioscience Co. Ltd.
(a) (c)
................... 281,845 7,907,377
SK Discovery Co. Ltd.
(c)
.................... 157,106 5,838,419
SK Eternix Co. Ltd.
(a) (c)
..................... 199,506 7,997,177
SK Gas Ltd.
(c)
........................... 47,214 7,844,777
SK hynix, Inc.
(c)
.......................... 6,316,484 7,644,762,051
SK IE Technology Co. Ltd.
(a) (b) (c)
............... 306,936 3,623,482
SK Innovation Co. Ltd.
(a) (c)
................... 730,999 66,806,043
SK Networks Co. Ltd. ...................... 1,257,158 6,012,865
SK oceanplant Co. Ltd.
(a)
.................... 30,017 301,797
SK REITs Co. Ltd.
(c)
....................... 958,437 3,823,664
SK Square Co. Ltd.
(a)
...................... 1,056,645 789,993,456
SK Telecom Co. Ltd. ....................... 1,164,078 79,705,181
SK, Inc.
(c)
.............................. 409,604 161,553,953
SKC Co. Ltd.
(a) (c)
......................... 286,916 18,766,162
SL Corp.
(c)
............................. 216,009 8,379,093

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
SM Entertainment Co. Ltd.
(c)
................. 135,207 $ 7,378,579
S-Oil Corp. ............................. 500,732 54,821,950
Soulbrain Co. Ltd.
(c)
....................... 50,261 12,526,911
SPG Co. Ltd.
(a) (c)
......................... 139,618 9,478,670
ST Pharm Co. Ltd. ........................ 165,364 12,724,411
STX Engine Co. Ltd.
(a) (c)
.................... 79,649 1,449,571
Taesung Co. Ltd.
(a) (c)
....................... 278,953 9,905,621
Taihan Cable & Solution Co. Ltd.
(a) (c)
............ 837,323 17,878,604
TechWing, Inc.
(c)
......................... 338,509 12,190,597
TES Co. Ltd. ............................ 112,583 11,629,590
Tokai Carbon Korea Co. Ltd.
(c)
................ 64,924 11,715,017
TSE Co. Ltd. ............................ 26,922 4,662,074
VM, Inc.
(a)
.............................. 175,321 7,172,416
Voronoi, Inc.
(a) (c)
.......................... 133,315 16,105,640
Wonik Holdings Co. Ltd.
(a) (c)
.................. 305,374 4,164,721
WONIK IPS Co. Ltd.
(c)
...................... 367,230 29,667,017
Woori Financial Group, Inc. .................. 7,450,801 182,618,865
Youngone Corp.
(c)
........................ 242,256 12,773,974
Youngone Holdings Co. Ltd.
(c)
................ 89,698 11,031,315
Yuhan Corp.
(c)
........................... 623,652 38,152,941
30,661,423,913
a
Taiwan  —  27 .3%
Ability Enterprise Co. Ltd.
(c)
.................. 3,358,848 7,265,114
Ability Opto-Electronics Technology Co. Ltd.
(a) (c)
..... 849,888 5,406,111
ABLEPRINT TECHNOLOGY CO. LTD.
(c)
......... 72,000 6,411,107
AcBel Polytech, Inc.
(a) (c)
..................... 7,970,565 11,273,518
Accton Technology Corp. ................... 5,778,000 369,922,767
Acer, Inc.
(c)
............................. 30,924,872 30,698,839
Acter Group Corp. Ltd. ..................... 1,129,000 30,743,039
ADATA Technology Co. Ltd.
(c)
................. 3,130,725 40,798,595
Advanced Echem Materials Co. Ltd.
(c)
........... 819,904 19,871,618
Advanced Energy Solution Holding Co. Ltd.
(c)
...... 347,000 12,298,068
Advanced Wireless Semiconductor Co.
(c)
......... 1,678,000 6,243,305
Advantech Co. Ltd.
(c)
...................... 5,367,584 114,396,421
Airoha Technology Corp.
(c)
................... 411,000 7,861,310
Airtac International Group ................... 1,546,292 69,449,401
Alchip Technologies Ltd. .................... 895,000 114,910,076
All Ring Tech Co. Ltd.
(c)
..................... 868,000 36,825,704
Allis Electric Co. Ltd.
(c)
..................... 2,230,911 7,169,151
AP Memory Technology Corp.
(c)
............... 1,206,000 35,211,327
Arcadyan Technology Corp. .................. 1,690,391 8,413,926
Ardentec Corp. .......................... 4,676,546 33,607,961
ASE Technology Holding Co. Ltd. .............. 38,464,222 708,539,546
Asia Cement Corp.
(c)
....................... 24,000,050 26,141,184
Asia Optical Co., Inc.
(c)
..................... 2,454,000 11,054,740
Asia Vital Components Co. Ltd. ............... 3,705,884 399,995,814
ASMedia Technology, Inc.
(c)
.................. 429,000 19,266,354
ASPEED Technology, Inc. ................... 377,780 191,154,727
ASROCK, Inc.
(c)
.......................... 678,000 4,749,298
Asustek Computer, Inc.
(c)
.................... 7,714,000 242,838,380
AUO Corp.
(c)
............................ 67,765,400 56,952,545
AURAS Technology Co. Ltd. ................. 768,000 30,268,810
Bank of Kaohsiung Co. Ltd.
(c)
................. 33,699,035 12,587,228
BES Engineering Corp.
(a) (c)
................... 19,271,803 7,319,128
Bizlink Holding, Inc.
(c)
...................... 1,988,388 135,849,068
Bora Pharmaceuticals Co. Ltd.
(c)
............... 759,005 10,360,395
Brighton-Best International Taiwan, Inc.
(c)
......... 6,249,000 7,238,842
C Sun Manufacturing Ltd. ................... 1,045,000 20,174,369
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 11,875,000 35,451,685
Capital Securities Corp.
(c)
................... 24,455,283 23,895,998
Catcher Technology Co. Ltd.
(c)
................ 4,953,000 32,545,497
Cathay Financial Holding Co. Ltd. .............. 109,170,951 380,499,524
Cathay Real Estate Development Co. Ltd.
(c)
....... 7,595,900 5,351,129
Center Laboratories, Inc.
(c)
................... 6,390,761 6,293,234
Security Shares Value
a
Taiwan (continued)
Central Reinsurance Co. Ltd. ................. 3,334,000 $ 4,862,531
Century Iron & Steel Industrial Co. Ltd.
(c)
......... 2,017,000 5,738,817
Chailease Holding Co. Ltd.
(c)
................. 17,182,730 63,338,866
Chang Hwa Commercial Bank Ltd. ............. 81,966,736 64,983,147
Chang Wah Electromaterials, Inc.
(c)
............. 4,151,000 6,568,653
Chang Wah Technology Co. Ltd.
(c)
............. 2,214,000 4,980,713
Charoen Pokphand Enterprise
(c)
............... 2,771,700 9,390,112
Chenbro Micom Co. Ltd.
(c)
................... 701,000 21,420,978
Cheng Loong Corp. ....................... 11,579,000 9,198,373
Cheng Shin Rubber Industry Co. Ltd.
(c)
.......... 19,855,650 19,353,246
Chicony Electronics Co. Ltd.
(c)
................ 6,936,787 23,292,775
Chicony Power Technology Co. Ltd.
(c)
........... 1,534,000 3,820,503
Chief Telecom, Inc.
(c)
...................... 370,300 3,745,188
China Airlines Ltd.
(c)
....................... 31,145,000 19,856,597
China Bills Finance Corp.
(c)
.................. 19,497,000 10,142,449
China Motor Corp.
(c)
....................... 2,430,800 4,134,849
China Petrochemical Development Corp.
(a) (c)
....... 41,421,490 10,681,161
China Steel Chemical Corp.
(c)
................. 1,663,000 4,512,824
China Steel Corp.
(c)
....................... 132,487,529 79,135,613
Chipbond Technology Corp. .................. 6,428,000 35,582,142
ChipMOS Technologies, Inc.
(a) (c)
............... 6,231,000 17,412,035
Chong Hong Development Co. Ltd.
(c)
............ 2,047,317 4,864,782
Chroma ATE, Inc. ......................... 4,164,000 257,384,062
Chung Hung Steel Corp.
(a)
................... 11,801,000 6,341,143
Chung-Hsin Electric & Machinery Manufacturing
Corp.
(c)
.............................. 4,190,000 21,652,623
Chunghwa Precision Test Tech Co. Ltd.
(c)
......... 246,000 22,044,008
Chunghwa Telecom Co. Ltd. ................. 42,677,000 182,955,064
Cleanaway Co. Ltd.
(c)
...................... 10,117,000 8,541,600
Clevo Co.
(c)
............................. 4,636,175 6,974,887
Compal Electronics, Inc. .................... 45,966,000 58,429,314
Compeq Manufacturing Co. Ltd.
(c)
.............. 11,921,121 93,300,146
Coretronic Corp. ......................... 2,645,200 7,018,162
Co-Tech Development Corp. ................. 2,227,000 37,909,968
CSBC Corp. Taiwan
(a)
...................... 11,012,541 6,699,161
CTBC Financial Holding Co. Ltd.
(c)
............. 191,487,599 390,631,940
CTCI Corp.
(a)
............................ 8,332,847 10,638,247
CyberPower Systems, Inc. .................. 530,000 4,241,956
Da-Li Development Co. Ltd.
(c)
................. 2,342,895 3,479,083
Daxin Materials Corp.
(c)
..................... 577,000 5,373,403
Delta Electronics, Inc. ...................... 22,296,000 1,293,496,993
Depo Auto Parts Ind Co. Ltd.
(c)
................ 1,094,000 4,771,521
Dynamic Holding Co. Ltd.
(c)
.................. 2,951,324 11,200,223
Dynapack International Technology Corp.
(c)
....... 1,580,000 19,237,260
E Ink Holdings, Inc.
(c)
...................... 9,302,000 45,870,394
E.Sun Financial Holding Co. Ltd.
(c)
............. 163,159,156 204,472,712
Eclat Textile Co. Ltd. ....................... 2,068,683 20,142,780
Elan Microelectronics Corp.
(c)
................. 3,066,100 13,098,249
Elite Advanced Laser Corp.
(c)
................. 1,528,000 31,109,453
Elite Material Co. Ltd. ...................... 3,293,000 568,899,938
Elite Semiconductor Microelectronics Technology, Inc.
(c)
3,013,000 27,752,805
eMemory Technology, Inc.
(c)
.................. 711,000 53,800,928
Ennoconn Corp. ......................... 1,053,219 12,938,670
Ennostar, Inc.
(a) (c)
......................... 6,815,185 13,226,766
Eternal Materials Co. Ltd.
(c)
.................. 9,439,386 24,540,473
Eva Airways Corp. ........................ 28,726,326 38,025,429
Evergreen Aviation Technologies Corp.
(c)
......... 1,240,000 6,759,943
Evergreen International Storage & Transport Corp.
(c)
. 3,340,500 5,548,621
Evergreen Marine Corp. Taiwan Ltd. ............ 12,725,979 93,701,489
EVERGREEN Steel Corp.
(c)
.................. 1,900,000 4,946,658
Everlight Electronics Co. Ltd.
(c)
................ 4,543,000 9,464,206
EZconn Corp. ........................... 491,000 25,229,494
Far Eastern Department Stores Ltd.
(c)
........... 12,679,167 8,931,274
Far Eastern International Bank
(c)
............... 42,698,109 18,172,180

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Far Eastern New Century Corp. ............... 34,042,916 $ 30,437,258
Far EasTone Telecommunications Co. Ltd. ........ 19,195,000 61,107,273
Faraday Technology Corp.
(c)
................. 2,594,828 14,315,842
Farglory Land Development Co. Ltd.
(c)
........... 3,189,782 6,205,296
Feng Hsin Steel Co. Ltd. .................... 5,550,000 11,167,085
Feng TAY Enterprise Co. Ltd.
(c)
................ 5,238,833 11,171,704
First Financial Holding Co. Ltd. ................ 126,714,112 141,004,525
First Hi-Tec Enterprise Co. Ltd. ................ 801,000 6,747,846
Fitipower Integrated Technology, Inc.
(c)
........... 997,504 5,108,457
FOCI Fiber Optic Communications, Inc.
(a)
......... 778,000 18,320,598
Formosa Advanced Technologies Co. Ltd.
(c)
....... 568,000 1,139,490
Formosa Chemicals & Fibre Corp.
(c)
............ 38,934,210 83,876,749
Formosa International Hotels Corp.
(c)
............ 678,000 3,783,257
Formosa Plastics Corp. ..................... 42,226,800 88,193,986
Formosa Sumco Technology Corp.
(c)
............ 797,000 9,523,316
Formosa Taffeta Co. Ltd.
(c)
................... 10,704,000 6,124,203
Fortune Electric Co. Ltd.
(c)
................... 1,797,169 41,261,650
Fositek Corp.
(c)
.......................... 584,341 42,437,262
Foxconn Technology Co. Ltd.
(c)
................ 10,952,424 22,337,761
Foxsemicon Integrated Technology, Inc.
(c)
........ 1,113,000 9,788,433
Fubon Financial Holding Co. Ltd. .............. 96,251,521 436,973,094
Fulltech Fiber Glass Corp.
(a) (c)
................. 5,241,000 20,876,551
Fusheng Precision Co. Ltd.
(c)
................. 1,204,000 10,905,078
G Shank Enterprise Co. Ltd.
(c)
................ 377,000 1,491,361
Gallant Micro Machining Co. Ltd. .............. 38,000 1,366,000
Genius Electronic Optical Co. Ltd.
(c)
............ 837,287 26,528,669
Getac Holdings Corp.
(c)
..................... 4,560,000 16,814,777
Giant Manufacturing Co. Ltd.
(c)
................ 3,415,575 10,982,831
Gigabyte Technology Co. Ltd.
(c)
............... 6,038,000 68,162,825
Global Brands Manufacture Ltd.
(c)
.............. 3,425,744 9,034,776
Global Mixed Mode Technology, Inc.
(c)
........... 726,000 5,845,544
Global Unichip Corp. ...................... 989,000 189,979,676
Globalwafers Co. Ltd.
(c)
..................... 2,965,000 85,269,815
Gloria Material Technology Corp.
(c)
............. 7,070,000 7,387,577
Gold Circuit Electronics Ltd. .................. 3,832,800 140,615,891
Goldsun Building Materials Co. Ltd.
(c)
........... 11,298,425 11,111,749
Grand Process Technology Corp.
(c)
............. 225,000 17,091,986
Great Wall Enterprise Co. Ltd.
(c)
............... 6,875,412 11,139,588
Greatek Electronics, Inc.
(c)
................... 3,714,000 13,515,165
Group Up Industrial Co. Ltd.
(c)
................ 201,000 2,201,872
Gudeng Precision Industrial Co. Ltd. ............ 794,797 12,350,446
Hannstar Board Corp.
(c)
..................... 2,529,640 5,899,335
HannStar Display Corp.
(a) (c)
.................. 25,265,640 11,551,711
HERON NEUTRON MEDICAL CORP.
(a) (c)
......... 535,000 6,197,527
Highwealth Construction Corp.
(c)
............... 15,295,494 22,494,093
Hiwin Technologies Corp.
(c)
.................. 3,102,498 34,223,183
Hon Hai Precision Industry Co. Ltd. ............. 140,071,928 1,103,317,019
Hon Precision, Inc. ........................ 919,000 169,728,865
HORNG TERNG AUTOMATION CO. LTD. ........ 92,000 4,683,816
Hotai Finance Co. Ltd.
(c)
.................... 3,489,538 6,620,098
Hotai Motor Co. Ltd.
(c)
...................... 3,529,560 57,082,444
HTC Corp.
(c)
............................ 7,788,000 9,869,751
HUA ENG Wire & Cable Co. Ltd.
(c)
............. 3,685,829 4,378,674
Hua Nan Financial Holdings Co. Ltd.
(c)
........... 102,740,312 133,962,578
Huaku Development Co. Ltd.
(c)
................ 3,130,032 9,165,491
Hwang Chang General Contractor Co. Ltd.
(c)
...... 2,427,750 3,045,553
IBF Financial Holdings Co. Ltd.
(c)
.............. 29,058,457 14,606,898
I-Chiun Precision Industry Co. Ltd.
(c)
............ 2,176,000 18,016,915
Innodisk Corp.
(c)
.......................... 928,259 42,463,824
Innolux Corp.
(c)
.......................... 85,027,297 133,667,761
International Games System Co. Ltd.
(c)
.......... 2,506,000 57,632,506
Inventec Corp.
(c)
......................... 29,500,000 62,028,302
ITE Technology, Inc.
(c)
...................... 1,672,000 6,774,157
ITEQ Corp. ............................. 2,756,604 47,586,355
Security Shares Value
a
Taiwan (continued)
Jentech Precision Industrial Co. Ltd. ............ 998,670 $ 188,441,403
Jinan Acetate Chemical Co. Ltd.
(a) (c)
............. 5,844,600 8,536,511
Johnson Health Tech Co. Ltd.
(c)
............... 1,142,000 4,534,344
JPC connectivity, Inc.
(c)
..................... 524,000 4,993,505
JSL Construction & Development Co. Ltd.
(c)
....... 2,372,097 3,731,431
Kaori Heat Treatment Co. Ltd.
(c)
............... 892,000 32,964,995
KGI Financial Holding Co. Ltd. ................ 178,894,444 190,970,966
Kindom Development Co. Ltd.
(c)
............... 4,942,230 5,677,731
King Slide Works Co. Ltd. ................... 652,000 291,207,564
King Yuan Electronics Co. Ltd.
(c)
............... 13,109,400 106,095,179
Kinik Co. .............................. 1,159,000 24,943,540
Kinpo Electronics ......................... 13,014,000 13,276,867
Kinsus Interconnect Technology Corp. ........... 3,697,064 95,404,573
L&K Engineering Co. Ltd.
(c)
.................. 1,798,543 42,788,146
Lai Yih Footwear Co. Ltd.
(c)
.................. 599,000 3,150,412
LandMark Optoelectronics Corp.
(c)
............. 922,790 102,791,801
Largan Precision Co. Ltd.
(c)
.................. 1,050,000 252,816,620
Lelon Electronics Corp.
(c)
.................... 1,039,000 7,334,537
Lien Hwa Industrial Holdings Corp.
(c)
............ 13,437,455 17,706,802
Lite-On Technology Corp. ................... 22,475,238 215,898,219
Longwell Co.
(c)
........................... 1,532,000 12,239,573
Lotes Co. Ltd.
(c)
.......................... 940,849 50,061,385
Lotus Pharmaceutical Co. Ltd.
(c)
............... 1,609,657 9,433,085
Lumosa Therapeutics Co. Ltd.
(a)
............... 34,884 82,278
LuxNet Corp.
(c)
.......................... 1,401,957 26,935,945
Machvision, Inc.
(c)
........................ 418,997 9,005,609
Macronix International Co. Ltd.
(a) (c)
............. 21,400,554 84,978,750
Makalot Industrial Co. Ltd.
(c)
.................. 2,414,120 14,796,201
Marketech International Corp. ................ 1,237,000 18,901,785
MediaTek, Inc. ........................... 16,513,572 2,043,124,985
Mega Financial Holding Co. Ltd. ............... 134,199,575 205,428,859
Mega Union Technology, Inc.
(c)
................ 772,200 17,448,918
Mercuries Life Insurance Co. Ltd.
(a)
............. 44,625,123 13,726,645
Merida Industry Co. Ltd.
(c)
................... 2,140,850 5,525,449
Merry Electronics Co. Ltd.
(c)
.................. 2,273,234 5,645,631
Micro-Star International Co. Ltd.
(c)
.............. 7,953,000 38,859,046
Mirle Automation Corp. ..................... 1,624,000 9,215,056
Mitac Holdings Corp.
(a) (c)
.................... 10,306,158 30,043,242
momo.com, Inc.
(c)
......................... 779,100 6,069,389
MPI Corp.
(c)
............................. 972,000 157,027,584
Myson Century, Inc. ....................... 2,374,064 2,693,463
Nan Juen International Co. Ltd. ............... 165,000 3,271,704
Nan Kang Rubber Tire Co. Ltd. ............... 4,485,436 4,414,688
Nan Pao Resins Chemical Co. Ltd.
(c)
............ 573,000 6,232,019
Nan Ya Plastics Corp. ...................... 54,439,440 415,885,479
Nan Ya Printed Circuit Board Corp.
(c)
............ 2,732,000 105,860,662
Nanya Technology Corp.
(c)
................... 14,768,000 252,620,743
Nichidenbo Corp. ......................... 1,443,000 7,954,155
Nien Made Enterprise Co. Ltd.
(c)
............... 1,671,000 19,692,533
Novatek Microelectronics Corp.
(c)
.............. 6,384,000 108,692,364
Nuvoton Technology Corp.
(a)
................. 2,316,000 8,757,406
O-Bank Co. Ltd. .......................... 4,453,000 1,452,821
Oneness Biotech Co. Ltd.
(a) (c)
................. 4,046,827 5,924,861
Orient Semiconductor Electronics Ltd.
(c)
.......... 4,987,000 6,838,689
Pan Jit International, Inc. .................... 3,616,200 17,220,543
Pan-International Industrial Corp.
(c)
............. 5,362,366 7,908,325
Parade Technologies Ltd.
(c)
.................. 823,000 14,997,392
Pegatron Corp.
(c)
......................... 22,617,000 64,922,555
Pegavision Corp.
(c)
........................ 409,166 5,151,552
PharmaEssentia Corp.
(c)
.................... 3,835,056 168,563,436
Pharmally International Holding Co. Ltd.
(a) (d)
....... 597,543 —
Phison Electronics Corp.
(c)
................... 2,062,000 140,685,448
Phoenix Silicon International Corp.
(c)
............ 1,758,000 13,349,917
Pixart Imaging, Inc.
(c)
...................... 1,574,000 9,525,716

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Pou Chen Corp.
(c)
........................ 22,653,000 $ 17,740,188
Powerchip Semiconductor Manufacturing Corp.
(c)
... 42,088,000 96,824,263
Powertech Technology, Inc.
(c)
................. 7,794,000 68,019,682
Poya International Co. Ltd.
(c)
................. 7,500,560 17,736,140
President Chain Store Corp.
(c)
................ 5,896,000 40,236,810
President Securities Corp.
(c)
.................. 11,398,463 17,793,232
Primax Electronics Ltd.
(c)
.................... 5,222,000 9,776,741
Qisda Corp.
(c)
........................... 13,490,540 12,049,777
Quanta Computer, Inc.
(c)
.................... 31,000,000 330,875,384
Quanta Storage, Inc.
(c)
..................... 2,338,000 4,950,500
Radiant Opto-Electronics Corp.
(c)
.............. 3,414,000 9,816,004
Realtek Semiconductor Corp.
(c)
............... 5,436,110 123,628,148
Ritek Corp.
(a)
............................ 1 —
Ruentex Development Co. Ltd.
(c)
.............. 17,090,812 14,981,057
Ruentex Engineering & Construction Co.
(c)
........ 1,054,000 5,682,604
Ruentex Industries Ltd.
(c)
.................... 6,872,788 12,124,690
Run Long Construction Co. Ltd.
(c)
.............. 3,717,900 3,996,108
Sakura Development Co. Ltd. ................ 1,013,000 1,153,973
Sanyang Motor Co. Ltd.
(c)
................... 5,637,000 11,211,817
Scientech Corp. .......................... 566,192 12,911,929
SDI Corp. .............................. 1,010,000 7,397,062
Sercomm Corp.
(c)
......................... 3,143,000 7,641,969
Shanghai Commercial & Savings Bank Ltd. (The)
(c)
.. 43,378,257 58,670,245
Shihlin Electric & Engineering Corp.
(c)
........... 2,552,000 16,079,756
Shin Zu Shing Co. Ltd.
(c)
.................... 1,808,149 12,193,233
Shinkong Insurance Co. Ltd. ................. 2,144,000 10,740,072
Shinkong Synthetic Fibers Corp.
(c)
............. 14,337,000 11,115,134
Shiny Chemical Industrial Co. Ltd.
(c)
............ 1,052,100 5,436,073
ShunSin Technology Holding Ltd.
(c)
............. 535,000 7,690,193
Sigurd Microelectronics Corp. ................ 5,267,700 34,613,937
Silergy Corp. ............................ 3,745,000 48,669,337
Silicon Integrated Systems Corp.
(c)
............. 4,569,750 7,361,418
Simplo Technology Co. Ltd.
(c)
................. 1,484,400 18,896,959
Sinbon Electronics Co. Ltd.
(c)
................. 2,289,809 22,561,602
Sino-American Silicon Products, Inc.
(c)
........... 5,981,000 33,544,495
SinoPac Financial Holdings Co. Ltd. ............ 139,789,828 181,179,215
Sitronix Technology Corp.
(c)
.................. 1,138,000 10,366,916
Solar Applied Materials Technology Corp.
(c)
....... 5,485,710 17,802,091
Solomon Technology Corp.
(c)
................. 1,159,000 5,277,030
Sporton International, Inc. ................... 906,252 5,498,838
Standard Foods Corp. ..................... 5,634,096 5,123,646
Starlux Airlines Co. Ltd.
(a) (c)
.................. 15,961,000 10,512,678
Sunonwealth Electric Machine Industry Co. Ltd.
(c)
... 2,527,535 14,300,282
Supreme Electronics Co. Ltd.
(c)
................ 6,153,800 17,605,397
Synnex Technology International Corp.
(c)
......... 13,760,250 37,712,267
Syntec Technology Co. Ltd.
(c)
................. 462,000 33,128,309
Systex Corp.
(c)
........................... 1,977,000 11,433,387
TA Chen Stainless Pipe ..................... 23,311,074 35,855,371
Ta Ya Electric Wire & Cable
(c)
................. 8,533,581 10,113,900
Taichung Commercial Bank Co. Ltd.
(c)
........... 46,103,917 27,682,448
Taiflex Scientific Co. Ltd.
(c)
................... 2,041,000 21,019,954
Tainan Spinning Co. Ltd. .................... 14,243,894 6,239,005
Taiwan Acceptance Corp.
(c)
.................. 2,651,202 7,262,570
Taiwan Business Bank
(c)
.................... 87,094,452 46,531,084
Taiwan Cogeneration Corp.
(c)
................. 7,405,095 13,053,068
Taiwan Cooperative Financial Holding Co. Ltd.
(c)
.... 124,557,421 100,325,379
Taiwan Fertilizer Co. Ltd.
(c)
................... 6,407,000 8,997,915
Taiwan Glass Industry Corp.
(a) (c)
............... 10,819,053 20,723,325
Taiwan High Speed Rail Corp.
(c)
............... 17,039,000 13,969,074
Taiwan Hon Chuan Enterprise Co. Ltd.
(c)
......... 3,474,288 14,402,070
Taiwan Mobile Co. Ltd.
(c)
.................... 19,068,000 69,715,960
Taiwan Secom Co. Ltd.
(c)
.................... 3,913,144 13,073,233
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 281,746,816 21,173,784,545
Taiwan Speciality Chemicals Corp.
(c)
............ 901,000 7,327,666
Security Shares Value
a
Taiwan (continued)
Taiwan Surface Mounting Technology Corp.
(c)
...... 2,655,000 $ 16,687,990
Taiwan Union Technology Corp. ............... 2,853,000 128,902,590
Tatung Co. Ltd.
(a) (c)
........................ 14,506,650 12,820,356
TCC Group Holdings Co. Ltd.
(a) (c)
.............. 73,716,182 56,690,237
Teco Electric and Machinery Co. Ltd.
(c)
.......... 13,563,000 30,981,135
Test Research, Inc.
(c)
...................... 1,632,400 14,943,200
Thinking Electronic Industrial Co. Ltd.
(c)
.......... 880,000 6,990,306
Tigerair Taiwan Co. Ltd.
(c)
................... 1,644,000 2,911,062
Ton Yi Industrial Corp.
(c)
.................... 14,581,000 7,007,530
Tong Hsing Electronic Industries Ltd.
(a) (c)
......... 1,811,600 12,107,139
Tong Yang Industry Co. Ltd.
(c)
................. 4,258,400 11,069,807
Topco Scientific Co. Ltd.
(c)
................... 1,854,342 30,103,347
TPK Holding Co. Ltd.
(c)
..................... 2,187,000 4,697,063
Transcend Information, Inc.
(c)
................. 2,113,000 19,613,386
Tripod Technology Corp. .................... 5,053,000 79,049,959
TS Financial Holding Co. Ltd.
(c)
................ 251,097,228 305,152,264
Ttet Union Corp.
(c)
........................ 116,000 573,910
TTY Biopharm Co. Ltd.
(c)
.................... 2,241,124 5,496,143
Tung Ho Steel Enterprise Corp. ............... 6,176,560 15,733,922
TXC Corp.
(c)
............................ 3,187,000 18,631,812
U-Ming Marine Transport Corp. ............... 5,533,000 13,269,908
Unimicron Technology Corp. ................. 15,424,552 485,398,687
Union Bank Of Taiwan
(c)
.................... 20,516,590 13,097,537
Uni-President Enterprises Corp.
(c)
.............. 53,261,369 127,920,540
Unitech Printed Circuit Board Corp.
(c)
........... 7,236,438 10,133,405
United Integrated Services Co. Ltd. ............. 1,911,400 63,856,838
United Microelectronics Corp.
(c)
............... 129,609,000 527,255,430
United Renewable Energy Co. Ltd.
(a)
............ 9,423,000 5,399,973
Universal Microwave Technology, Inc.
(c)
.......... 711,000 30,950,566
UPI Semiconductor Corp.
(c)
.................. 464,000 2,751,408
Vanguard International Semiconductor Corp. ...... 13,634,585 65,069,602
Via Technologies, Inc.
(c)
..................... 3,057,000 7,006,638
VisEra Technologies Co. Ltd.
(c)
................ 1,191,000 17,548,460
Visual Photonics Epitaxy Co. Ltd.
(c)
............. 1,997,000 30,039,496
Voltronic Power Technology Corp.
(c)
............ 738,493 24,100,596
Wah Lee Industrial Corp. .................... 3,126,580 12,613,751
Walsin Lihwa Corp.
(c)
...................... 34,577,968 42,708,625
Walsin Technology Corp.
(c)
................... 3,241,597 30,133,754
Wan Hai Lines Ltd.
(c)
....................... 7,943,620 28,553,487
Win Semiconductors Corp.
(c)
................. 3,843,427 54,267,586
Winbond Electronics Corp.
(c)
................. 35,953,946 206,788,913
WinWay Technology Co. Ltd. ................. 285,000 56,432,848
Wisdom Marine Lines Co. Ltd. ................ 5,166,000 15,322,407
Wiselink Co. Ltd.
(c)
........................ 4,305,905 13,014,540
Wistron Corp.
(c)
.......................... 34,253,004 192,189,213
Wiwynn Corp.
(c)
.......................... 1,160,000 259,209,269
WNC Corp.
(c)
............................ 4,314,565 33,181,592
Wowprime Corp. ......................... 841,361 6,243,250
WPG Holdings Ltd.
(c)
...................... 17,532,200 55,027,213
WT Microelectronics Co. Ltd.
(c)
................ 8,615,206 53,196,723
XinTec, Inc.
(c)
............................ 1,676,000 22,306,916
XPEC Entertainment, Inc.
(a) (d)
................. 31,000 —
Yageo Corp.
(c)
........................... 17,788,032 305,406,600
Yang Ming Marine Transport Corp.
(c)
............ 19,197,677 36,018,227
Yankey Engineering Co. Ltd.
(c)
................ 804,320 15,589,439
YFY, Inc.
(c)
............................. 13,375,000 12,591,583
Yieh Phui Enterprise Co. Ltd.
(a) (c)
............... 14,683,558 6,551,018
Yuanta Financial Holding Co. Ltd. .............. 125,934,038 259,622,869
Yulon Motor Co. Ltd.
(c)
..................... 6,509,276 6,095,183
Zhen Ding Technology Holding Ltd.
(c)
............ 8,802,950 138,538,375
44,006,102,361
a
Thailand  —  1 .1%
Advanced Info Service PCL , NVDR ............. 11,469,800 122,670,201
Airports of Thailand PCL , NVDR ............... 46,224,200 88,377,534

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Thailand (continued)
Amata Corp. PCL , NVDR ................... 12,454,430 $ 12,284,572
AP Thailand PCL , NVDR
(c)
................... 37,953,890 9,381,369
B Grimm Power PCL , NVDR ................. 11,352,900 6,940,778
Bangchak Corp. PCL , NVDR ................. 10,476,800 17,610,501
Bangkok Airways PCL , NVDR
(c)
............... 18,225,000 10,463,490
Bangkok Chain Hospital PCL , NVDR
(c)
.......... 19,240,450 6,200,764
Bangkok Commercial Asset Management PCL , NVDR
(c)
22,698,400 4,343,457
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 119,365,600 70,498,962
Bangkok Expressway & Metro PCL , NVDR
(c)
...... 86,996,785 18,081,559
Banpu PCL , NVDR
(a)
...................... 17,278,164 7,555,289
BCPG PCL , NVDR
(c)
....................... 23,528,925 5,243,379
Betagro PCL , NVDR ....................... 9,585,400 5,921,586
BTS Group Holdings PCL , NVDR
(a) (c)
............ 113,459,820 7,112,282
Bumrungrad Hospital PCL , NVDR ............. 6,497,300 37,493,061
Carabao Group PCL , NVDR
(c)
................ 4,849,500 7,962,695
Central Pattana PCL , NVDR ................. 22,397,800 45,390,151
Central Plaza Hotel PCL , NVDR
(c)
.............. 7,761,100 10,086,679
Central Retail Corp. PCL , NVDR .............. 7,289,100 6,362,687
CH Karnchang PCL , NVDR .................. 18,168,500 10,008,828
Charoen Pokphand Foods PCL , NVDR .......... 39,316,100 27,945,178
Com7 PCL , NVDR ........................ 15,643,700 14,011,490
CP ALL PCL , NVDR ....................... 60,439,400 84,181,433
Delta Electronics Thailand PCL , NVDR
(c)
......... 35,731,700 267,393,124
Electricity Generating PCL , NVDR
(c)
............ 3,005,100 12,047,348
Gulf Development PCL , Class R , NVDR ......... 44,938,971 85,688,713
Home Product Center PCL , NVDR
(c)
............ 69,589,975 13,514,931
IRPC PCL , NVDR
(c)
....................... 137,821,500 11,130,193
Kasikornbank PCL , NVDR ................... 6,386,400 47,747,518
KCE Electronics PCL , NVDR ................. 9,686,100 17,596,265
Kiatnakin Phatra Bank PCL , NVDR
(c)
............ 4,447,000 15,542,266
Krung Thai Bank PCL , NVDR ................ 39,491,900 51,464,700
Krungthai Card PCL , NVDR .................. 13,620,200 15,285,247
Land & Houses PCL , NVDR
(c)
................ 82,860,700 9,140,559
MBK PCL , NVDR
(c)
........................ 15,367,800 10,288,774
Mega Lifesciences PCL , NVDR
(c)
.............. 6,478,400 7,034,265
Minor International PCL , NVDR
(c)
.............. 35,683,560 23,820,698
Muangthai Capital PCL , NVDR
(c)
.............. 9,354,600 8,800,132
Osotspa PCL , NVDR
(c)
..................... 15,866,500 7,691,214
PTT Exploration & Production PCL , NVDR
(c)
....... 13,905,701 62,281,692
PTT Global Chemical PCL , NVDR ............. 23,826,400 31,954,879
PTT PCL , NVDR ......................... 111,325,500 136,745,803
Ratch Group PCL , NVDR
(c)
.................. 10,664,900 12,377,023
Regional Container Lines PCL , NVDR ........... 6,370,600 8,451,415
Sansiri PCL , NVDR ....................... 198,234,900 8,723,440
SCB X PCL , NVDR ....................... 9,265,600 42,166,452
Siam Cement PCL (The) , NVDR
(c)
.............. 8,404,700 66,049,068
Sri Trang Agro-Industry PCL , NVDR ............ 11,399,460 7,870,350
Sri Trang Gloves Thailand PCL , NVDR
(c)
......... 14,023,300 4,688,949
Srisawad Corp. PCL , NVDR
(c)
................ 10,097,657 7,174,790
Supalai PCL , NVDR
(c)
...................... 19,641,700 9,533,165
Thai Oil PCL , NVDR ....................... 13,455,700 25,948,381
Thai Union Group PCL , NVDR ................ 31,466,900 11,942,518
Thai Vegetable Oil PCL , NVDR
(c)
.............. 10,439,310 8,813,209
Thanachart Capital PCL , NVDR ............... 5,156,500 13,325,475
TIDLOR Holdings PCL , NVDR
(c)
............... 16,747,004 9,785,105
Tisco Financial Group PCL , NVDR ............. 3,396,900 13,107,822
TMBThanachart Bank PCL , NVDR ............. 243,438,600 21,859,430
True Corp. PCL , NVDR ..................... 121,576,556 47,955,278
TTW PCL , NVDR ......................... 33,671,400 10,661,933
VGI PCL , NVDR
(a)
........................ 142,541,800 4,333,926
WHA Corp. PCL , NVDR
(c)
................... 101,759,000 14,778,442
1,820,842,417
a
Security Shares Value
a
Turkey  —  0 .6%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 7,477,517 $ 5,889,418
Akbank TAS
(c)
........................... 35,663,851 52,989,995
Aksa Akrilik Kimya Sanayii A.S. ............... 26,314,859 5,870,578
Aksa Enerji Uretim A.S. , Class B
(a) (c)
............ 1,421,099 2,336,992
Alarko Holding A.S.
(c)
...................... 2,463,278 5,525,673
Altinkilic Gida VE Sut Sanayi Ticaret A.S. ......... 12,376 109,181
Anadolu Anonim Turk Sigorta Sirketi ............ 10,751,640 6,062,226
Anadolu Efes Biracilik Ve Malt Sanayii A.S.
(c)
...... 28,047,725 10,359,741
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(c)
....... 13,244,423 106,002,039
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(a)
..................... 4,786,811 32,310,478
Aygaz A.S. ............................. 205,999 1,429,956
Baticim Bati Anadolu Sanayi ve Ticaret Anonim
Sirketi
(a) (c)
............................ 32,642,138 2,765,930
Baticim Cimento Sanayi Anonim Sirketi
(a)
......... 1,394,559 759,986
BIM Birlesik Magazalar A.S.
(c)
................. 10,322,729 86,693,062
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a)
............................... 216,532 3,248,429
Cimsa Cimento Sanayi VE Ticaret A.S.
(c)
......... 6,098,890 5,645,855
CVK Maden Isletmeleri Sanayi VE Ticaret A.S. ..... 6,920,088 2,400,963
Dogan Sirketler Grubu Holding A.S.
(a) (c)
.......... 19,552,302 8,951,324
Dogus Otomotiv Servis ve Ticaret A.S. .......... 1,483,106 5,030,032
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S.
(c)
................... 1,053,293 1,696,924
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.
(c)
... 20,883,575 8,642,996
Enerjisa Enerji A.S.
(b)
...................... 4,872,839 11,110,888
Enerya Enerji A.S. ........................ 28,711,919 5,879,389
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 38,745,261 31,085,044
Europower Enerji VE Otomasyon Teknolojileri Sanayi
Ticaret A.S.
(a)
.......................... 2,519,268 5,355,924
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 5,962,761 1,410,997
Gubre Fabrikalari TAS
(a) (c)
................... 962,101 9,595,459
Haci Omer Sabanci Holding A.S.
(c)
............. 13,210,277 25,457,630
Hektas Ticaret TAS
(a) (c)
..................... 43,461,831 2,458,331
Is Yatirim Menkul Degerler A.S. ............... 7,052,645 4,853,129
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 1,974,554 8,493,937
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (c)
........................... 12,315,091 12,080,616
Katilimevim Tasarruf Finansman A.S. ........... 11,764,736 15,309,271
KOC Holding A.S. ........................ 8,169,635 36,328,444
LDR Turizm A.S. ......................... 1,243,090 838,171
LYDIA HOLDING A.S.
(a)
..................... 156,216 478,774
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 4,521,630 3,256,773
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(b)
...... 10,061,806 7,682,951
Migros Ticaret A.S.
(c)
....................... 1,103,768 12,191,335
MLP Saglik Hizmetleri A.S. , Class B
(a) (b)
.......... 1,282,008 11,183,700
Nuh Cimento
Sanayi
A.S. ................... 571,827 2,558,756
Odine Solutions Teknoloji Ticaret VE Sanayi A.S.
(a)
.. 77,143 3,217,755
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a) (c)
...... 477,167 3,136,497
Oyak Cimento Fabrikalari A.S.
(c)
............... 13,554,953 6,307,911
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a) (c)
........ 2,277,536 11,382,961
Pegasus Hava Tasimaciligi A.S.
(a) (c)
............. 2,215,149 6,735,072
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 48,109,805 15,700,983
Petkim Petrokimya Holding A.S.
(a) (c)
............. 16,717,788 6,947,932
Ral Yatirim Holding A.S.
(a)
................... 1,291,045 7,240,095
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 1,673,682 1,761,985
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a)
....... 2,769,403 1,654,063
Ronesans Gayrimenkul Yatirim A.S. , Class B ...... 944,103 4,213,837
Sasa Polyester Sanayi A.S.
(a) (c)
................ 158,401,850 7,719,766
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 682,378 4,715,563
Sok Marketler Ticaret A.S.
(a)
.................. 4,866,420 5,580,886
TAB Gida Sanayi Ve Ticaret A.S. .............. 714,305 3,483,365
TAV Havalimanlari Holding A.S.
(c)
.............. 2,307,819 12,656,639
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 12,787,530 9,538,978

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Turkey (continued)
Tofas Turk Otomobil Fabrikasi A.S.
(c)
............ 1,564,418 $ 8,783,677
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a) (c)
.... 2,679,205 8,023,325
Turk Altin Isletmeleri A.S.
(a) (c)
................. 10,900,693 11,932,272
Turk Hava Yollari AO
(c)
..................... 5,791,001 36,191,066
Turkcell Iletisim Hizmetleri A.S. ................ 12,881,102 25,446,945
Turkiye Is Bankasi A.S. , Class C
(c)
.............. 98,253,524 25,700,169
Turkiye Petrol Rafinerileri A.S. ................ 11,156,306 92,731,362
Turkiye Sigorta A.S. ....................... 64,366,430 7,955,374
Turkiye Sinai Kalkinma Bankasi A.S. ............ 25,194,055 5,701,675
Turkiye Sise ve Cam Fabrikalari A.S.
(c)
........... 13,746,360 11,277,175
Ulker Biskuvi Sanayi A.S.
(c)
.................. 2,444,318 4,551,886
Yapi ve Kredi Bankasi A.S.
(a) (c)
................ 38,680,496 29,222,154
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 337,282 1,634,693
943,477,358
a
United Arab Emirates  —  1 .2%
Abu Dhabi Commercial Bank PJSC ............ 36,034,550 146,901,211
Abu Dhabi Islamic Bank PJSC ................ 16,756,597 104,233,560
Abu Dhabi National Oil Co. for Distribution PJSC ... 34,743,269 37,788,743
ADNOC Drilling Co. PJSC ................... 31,322,015 49,124,937
Adnoc Gas PLC .......................... 74,387,468 65,804,241
ADNOC Logistics & Services ................. 19,870,844 37,354,843
Agility Global PLC ........................ 51,434,416 23,525,999
Agthia Group PJSC ....................... 4,569,981 4,056,178
Air Arabia PJSC .......................... 29,193,137 39,726,927
Ajman Bank PJSC ........................ 15,835,949 6,122,340
Al Waha Capital PJSC ..................... 1,696,833 933,323
Aldar Properties PJSC ..................... 41,601,579 86,604,763
Alef Education Holding PLC .................. 1,030,218 275,007
Amanat Holdings PJSC .................... 32,600,036 12,958,535
Americana Restaurants International PLC - Foreign Co. 34,256,771 22,664,058
Apex Investment Co. PSC
(a)
.................. 9,371,356 9,155,758
Bank of Sharjah .......................... 1,597,382 591,791
Dana Gas PJSC ......................... 59,274,014 13,432,679
Dubai Electricity & Water Authority PJSC ......... 68,070,160 49,995,159
Dubai Financial Market PJSC ................ 21,092,441 7,906,129
Dubai Investments PJSC ................... 29,047,693 28,876,936
Dubai Islamic Bank PJSC ................... 33,042,474 64,600,372
Dubai Residential REIT ..................... 21,836,828 7,728,175
Dubai Taxi Co. PJSC ...................... 1,734,010 1,066,952
Emaar Development PJSC .................. 10,512,800 36,384,673
Emaar Properties PJSC .................... 70,536,872 205,323,489
Emirates Central Cooling Systems Corp. ......... 23,742,163 10,218,069
Emirates Integrated Telecommunications Co. PJSC .. 9,503,976 29,394,674
Emirates NBD Bank PJSC ................... 21,711,982 177,424,979
Emirates Telecommunications Group Co. PJSC .... 39,708,700 230,337,892
Etihad Energy Holding PJSC
(a)
................ 7,223,201 6,096,441
First Abu Dhabi Bank PJSC .................. 50,023,015 268,818,417
Lulu Retail Holdings PLC ................... 35,223,412 9,210,570
NMDC Energy PJSC ...................... 13,492,450 10,628,881
Orascom Construction PLC
(a)
................. 118,023 1,995,691
Parkin Co. PJSC ......................... 9,708,970 15,200,567
RAK Properties PJSC
(a)
.................... 19,378,918 5,601,510
Salik Co. PJSC .......................... 20,982,752 30,883,095
Sharjah Islamic Bank ...................... 18,295,424 14,558,442
Space42 PLC
(a)
.......................... 15,587,647 7,784,942
1,881,290,948
a
Total Common Stocks — 97.5%
(Cost: $ 92,459,751,974 ) .............................. 157,157,459,260
Security Shares Value
a
Preferred Stocks
Brazil  —  1 .0%
Alpargatas SA , Preference Shares , NVS ......... 3,033,531 $ 8,775,874
Axia Energia SA , Class C, Preference Shares
(a)
.... 3,783,947 38,806,717
Banco ABC Brasil SA , Preference Shares
(a)
....... 88,661 388,418
Banco ABC Brasil SA , Preference Shares , NVS .... 2,590,370 11,548,194
Banco Bradesco SA , Preference Shares , NVS ..... 59,832,059 198,495,256
Banco do Estado do Rio Grande do Sul SA , Class B ,
Preference Shares, NVS .................. 3,609,976 9,802,542
Bradespar SA , Preference Shares , NVS ......... 2,785,802 11,828,052
Braskem SA , Class A, Preference Shares , NVS
(a)
... 1,170,136 977,833
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS .......................... 1,793,854 2,257,226
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 20,100,156 41,507,207
Gerdau SA , Preference Shares , NVS ........... 14,145,974 64,811,769
Isa Energia Brasil SA , Preference Shares, NVS .... 3,582,197 18,410,303
Itau Unibanco Holding SA , Preference Shares , NVS . 62,306,244 475,213,549
Itausa SA , Preference Shares , NVS ............ 66,566,381 168,293,192
Marcopolo SA , Preference Shares , NVS ......... 10,505,797 8,921,174
Metalurgica Gerdau SA , Preference Shares , NVS ... 9,180,742 18,409,146
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 51,791,817 449,994,230
Unipar Carbocloro SA , Class B , Preference Shares,
NVS ................................ 778,624 8,412,033
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 6,056,320 8,731,115
1,545,583,830
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B , Preference Shares 4,272,073 20,734,886
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 1,604,492 130,651,958
151,386,844
a
Colombia  —  0 .1%
Grupo Argos SA , NVS ..................... 1,099,171 5,454,520
Grupo Cibest SA , Preference Shares ........... 5,139,190 116,961,700
122,416,220
a
South Korea  —  0 .8%
Hanwha Corp. , Preference Shares , NVS ......... 158,502 4,755,059
Hanwha Machinery & Service Holdings Co. Ltd. ,
Preference Shares
(a)
..................... 255,295 569,872
Hyundai Motor Co. , Series 1, Preference Shares , NVS 243,713 33,685,403
Hyundai Motor Co. , Series 2, Preference Shares , NVS 394,648 54,850,625
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 9,157,613 1,240,187,964
1,334,048,923
a
Total Preferred Stocks — 2.0%
(Cost: $ 1,664,428,589 ) ............................... 3,153,435,817
a
Rights
Brazil  —  0 .0%
Movida Participacoes SA (Expires 09/17/26 )
(a)
..... 63,632 10,684
a
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 507,679 1
a
Kuwait  —  0 .0%
Burgan Bank SAK (Expires 09/28/26 )
(a)
.......... 928,279 21,930
a

iShares
®
Core MSCI Emerging Markets ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Taiwan  —  0 .0%
Century Iron & Steel Industrial Co. Ltd. (Expires
10/15/26 )
(a)
........................... 2,017,000 $ 28,199
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 60,814
a
Total Long-Term Investments — 99.5%
(Cost: $ 94,124,180,563 ) .............................. 160,310,955,891
a
Short-Term Securities
Money Market Funds  —  5 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 7,487,386,379 7,489,632,595
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 948,077,148 948,077,148
a
Total Short-Term Securities — 5.2%
(Cost: $ 8,436,536,984 ) ............................... 8,437,709,743
Total Investments —  104.7%
(Cost: $ 102,560,717,547 ) ............................. 168,748,665,634
Liabilities in Excess of Other Assets — ( 4 .7 ) % ............... (7,552,442,139)
Net Assets — 100.0% ................................. $ 161,196,223,495
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 4,543,285,333 $ 2,947,551,111
(a)
$ — $ (610,381) $ (593,468) $ 7,489,632,595 7,487,386,379 $ 155,449,168
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 732,040,000 216,037,148
(a)
— — — 948,077,148 948,077,148 25,864,113 —
$ — $ (610,381) $ (593,468)
$ 8,437,709,743
$ 181,313,281 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 8,670 09/18/26 $ 741,762 $ 14,769,068

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Core MSCI Emerging Markets ETF
28
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 14,769,068 $ — $ — $ — $ 14,769,068
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 71,280,511 $ — $ — $ — $ 71,280,511
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 13,199,515 $ — $ — $ — $ 13,199,515
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 501,494,624
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 14,397,366,236 $ 142,744,485,532 $ 15,607,492 $ 157,157,459,260
Preferred Stocks ........................................... 1,819,956,766 1,333,479,051 — 3,153,435,817
Rights .................................................. 32,613 28,200 1 60,814
Short-Term Securities
Money Market Funds ........................................ 8,437,709,743 — — 8,437,709,743
$ 24,655,065,358 $ 144,077,992,783 $ 15,607,493 $ 168,748,665,634
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 14,769,068 $ — $ — $ 14,769,068
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  2 .7%
Ambev SA ............................. 556,531 $ 1,614,316
B3 SA - Brasil Bolsa Balcao .................. 1,897,628 5,940,216
BB Seguridade Participacoes SA .............. 256,263 1,998,056
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 340,087 1,659,233
CPFL Energia SA ......................... 259,322 2,229,102
CSN Mineracao SA ....................... 1,469,138 1,678,513
Embraer SA ............................ 140,515 2,535,293
Itau Unibanco Holding SA ................... 58,636 487,280
NU Holdings Ltd. , Class A
(a)
.................. 531,322 7,730,735
Petroleo Brasileiro SA - Petrobras .............. 748,001 7,259,791
Suzano SA ............................. 250,306 2,188,315
TIM SA ............................... 850,770 3,055,617
Vale SA ............................... 684,998 10,291,726
Vibra Energia SA ......................... 270,598 1,797,528
WEG SA .............................. 164,993 1,596,896
52,062,617
a
Chile  —  0 .7%
Banco de Chile .......................... 6,987,864 1,441,252
Banco de Credito e Inversiones SA ............. 18,566 1,283,048
Enel Chile SA ........................... 48,913,814 4,192,628
Falabella SA ............................ 287,827 1,905,833
Latam Airlines Group SA .................... 82,525,542 2,132,703
Parque Arauco SA ........................ 191,787 801,398
Quinenco SA ............................ 352,293 1,698,562
13,455,424
a
China  —  21 .7%
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 362,900 994,812
3SBio, Inc.
(a) (b)
........................... 722,500 1,482,619
Addsino Co. Ltd. , Class A
(a)
.................. 71,500 151,158
Agricultural Bank of China Ltd. , Class A .......... 2,507,300 2,583,371
Agricultural Bank of China Ltd. , Class H .......... 4,117,000 3,325,518
AIMA Technology Group Co. Ltd. , Class A ........ 103,500 334,000
Akeso, Inc.
(a) (b)
........................... 30,000 343,675
Alibaba Group Holding Ltd. .................. 2,601,248 37,184,233
All Winner Technology Co. Ltd. , Class A .......... 90,900 458,037
Aluminum Corp. of China Ltd. , Class H .......... 1,762,000 1,922,881
Anker Innovations Technology Co. Ltd. , Class A .... 71,500 1,337,712
Atour Lifestyle Holdings Ltd. , ADR ............. 91,302 3,193,744
Bank of Beijing Co. Ltd. , Class A .............. 1,710,900 1,362,465
Bank of China Ltd. , Class H .................. 15,931,000 11,957,518
Bank of Communications Co. Ltd. , Class A ........ 424,200 457,150
Bank of Communications Co. Ltd. , Class H ....... 2,186,000 2,171,277
Bank of Qingdao Co. Ltd. , Class A ............. 572,400 523,137
Bank of Shanghai Co. Ltd. , Class A ............. 1,251,300 1,765,829
Beijing Aosaikang Pharmaceutical Co. Ltd. , Class A .. 131,900 223,495
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 51,035 647,088
Beijing Kingsoft Office Software, Inc. , Class A ...... 23,502 872,021
Beijing Teamsun Technology Co. Ltd. , Class A ..... 146,200 300,626
Beijing Ultrapower Software Co. Ltd. , Class A ...... 334,800 408,714
BeOne Medicines Ltd. , Class H
(a)
.............. 62,300 1,705,913
Biwin Storage Technology Co. Ltd. , Class A ....... 4,269 149,269
Bohai Leasing Co. Ltd. , Class A
(a)
.............. 287,600 189,874
Bosideng International Holdings Ltd. ............ 1,716,000 933,452
Busy Ming Group Co. Ltd. , Class H
(a) (c)
.......... 17,700 963,331
BYD Co. Ltd. , Class A ...................... 335,800 4,408,966
BYD Co. Ltd. , Class H ..................... 74,900 826,734
Cambricon Technologies Corp. Ltd. , Class A ....... 10,746 1,775,814
CETC Chips Technology, Inc. , Class A
(a)
......... 156,900 288,762
Security Shares Value
a
China (continued)
Chengdu Kanghong Pharmaceutical Group Co. Ltd. ,
Class A .............................. 115,400 $ 348,418
China CITIC Bank Corp. Ltd. , Class H ........... 336,000 357,815
China CITIC Financial Asset Management Co. Ltd. ,
Class H
(a) (b) (c)
.......................... 18,398,000 1,477,847
China Construction Bank Corp. , Class H ......... 16,318,000 19,725,695
China Hongqiao Group Ltd. .................. 812,000 2,355,419
China Life Insurance Co. Ltd. , Class H .......... 864,000 3,324,013
China Merchants Bank Co. Ltd. , Class H ......... 457,500 2,966,326
China Merchants Securities Co. Ltd. , Class A ...... 80,600 224,292
China Merchants Securities Co. Ltd. , Class H
(b)
..... 1,209,800 2,454,842
China Nonferrous Mining Corp. Ltd. ............ 1,076,000 2,262,220
China Pacific Insurance Group Co. Ltd. , Class H .... 221,400 851,849
China Petroleum & Chemical Corp. , Class H ...... 6,536,000 3,982,308
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 137,619 501,903
China Shenhua Energy Co. Ltd. , Class H ......... 301,000 1,777,783
China Taiping Insurance Holdings Co. Ltd. ........ 417,400 1,123,610
China Tower Corp. Ltd. , Class H
(b)
.............. 954,000 1,109,085
China-Singapore Suzhou Industrial Park Development
Group Co. Ltd. , Class A ................... 143,300 171,756
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 591,000 730,077
Chongqing Rural Commercial Bank Co. Ltd. , Class H 5,179,000 4,319,687
Chow Tai Fook Jewellery Group Ltd. ............ 241,600 397,766
CITIC Securities Co. Ltd. , Class H ............. 521,500 1,816,759
CMOC Group Ltd. , Class H .................. 1,506,000 3,208,814
COFCO Sugar Holding Co. Ltd. , Class A ......... 359,600 805,035
Contemporary Amperex Technology Co. Ltd. , Class H 55,600 4,227,784
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 1,049,000 2,302,297
CSC Financial Co. Ltd. , Class H
(b)
.............. 1,526,000 2,366,779
CSI Solar Co. Ltd. , Class A .................. 354,127 479,026
Datang International Power Generation Co. Ltd. , Class
A .................................. 1,025,100 890,885
Datang International Power Generation Co. Ltd. , Class
H .................................. 360,000 118,298
Dong-E-E-Jiao Co. Ltd. , Class A ............... 107,400 760,794
Dosilicon Co. Ltd. , Class A
(a)
................. 7,367 131,151
East Money Information Co. Ltd. , Class A ......... 166,700 480,695
Eastroc Beverage Group Co. Ltd. , Class A ........ 21,840 389,979
Eoptolink Technology, Inc. Ltd. , Class A .......... 2,300 137,829
Focus Media Information Technology Co. Ltd. , Class A 232,700 172,056
Focuslight Technologies, Inc. , Class A
(a)
.......... 9,508 409,616
Foxconn Industrial Internet Co. Ltd. , Class A ....... 64,500 622,666
Fujian Wanchen Food Group Co. Ltd. , Class A ..... 21,500 572,911
G-bits Network Technology Xiamen Co. Ltd. , Class A . 10,900 621,235
GCL System Integration Technology Co. Ltd. , Class A
(a)
972,400 382,733
GD Power Development Co. Ltd. , Class A ........ 1,620,600 1,249,375
Geely Automobile Holdings Ltd. ............... 834,000 1,867,529
Goldwind Science & Technology Co. Ltd. , Class A ... 92,400 251,860
Goneo Group Co. Ltd. , Class A ............... 162,371 938,570
Great Wall Motor Co. Ltd. , Class H ............. 443,500 446,417
Guangdong Dongfang Precision Science & Technology
Co. Ltd. , Class A ....................... 202,500 458,562
Guangdong Investment Ltd. .................. 356,000 401,655
Guangdong Provincial Expressway Development Co.
Ltd. , Class B .......................... 658,070 766,501
Guangzhou Shiyuan Electronic Technology Co. Ltd. ,
Class A .............................. 52,100 371,402
Guming Holdings Ltd.
(c)
..................... 497,600 1,656,879
Guosen Securities Co. Ltd. , Class A ............ 832,100 1,268,693
Guosheng Securities, Inc. , Class A
(a)
............ 298,800 534,679
H World Group Ltd.
(c)
...................... 309,200 1,450,133
Hainan Haide Capital Management Co. Ltd. , Class A
(a)
281,775 288,335
Hangzhou First Applied Material Co. Ltd. , Class A ... 119,900 272,789

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Hangzhou Lion Microelectronics Co. Ltd. , Class A ... 16,900 $ 109,823
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 314,000 1,410,618
Henan Shijia Photons Technology Co. Ltd. , Class A .. 23,711 556,039
Hengdian Group DMEGC Magnetics Co. Ltd. , Class A 271,300 854,885
Hisense Home Appliances Group Co. Ltd. , Class H .. 269,000 727,540
Horizon Robotics , Class B
(a)
.................. 505,200 303,023
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 68,000 1,062,567
Huatai Securities Co. Ltd. , Class H
(b)
............ 1,720,000 3,869,120
Hubei Jumpcan Pharmaceutical Co. Ltd. , Class A ... 150,400 579,169
Hygon Information Technology Co. Ltd. , Class A .... 12,167 458,672
Hytera Communications Corp. Ltd. , Class A
(a)
...... 122,200 154,659
Industrial & Commercial Bank of China Ltd. , Class A . 433,900 521,307
Industrial & Commercial Bank of China Ltd. , Class H . 15,187,000 14,627,263
Industrial Bank Co. Ltd. , Class A ............... 409,600 1,069,208
Inner Mongolia ERDOS Resources Co. Ltd. , Class B . 511,600 659,311
Innovent Biologics, Inc.
(a) (b)
................... 256,500 3,383,201
Intsig Information Co. Ltd. , Class A ............. 30,792 457,362
JA Solar Technology Co. Ltd. , Class A
(a)
.......... 532,800 552,311
Jack Technology Co. Ltd. , Class A ............. 80,700 459,925
JCET Group Co. Ltd. , Class A ................ 16,800 189,038
JD Health International, Inc.
(a) (b)
............... 291,300 1,348,469
JD.com, Inc. , Class A ...................... 101,400 1,433,764
JF SmartInvest Holdings Ltd.
(c)
................ 118,500 431,308
Jiangsu Leadmicro Nano Technology Co. Ltd. , Class A 75,910 1,416,926
Jiangsu Pacific Quartz Co. Ltd. , Class A ......... 21,400 162,464
Jiangsu Phoenix Publishing & Media Corp. Ltd. , Class
A .................................. 136,300 175,049
Jiangxi Copper Co. Ltd. , Class A .............. 27,700 199,445
Jiangxi Copper Co. Ltd. , Class H .............. 225,000 1,068,773
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 516,400 1,734,906
JINGDONG Industrials, Inc.
(a) (c)
................ 263,400 452,419
Jinko Solar Co. Ltd. , Class A
(a)
................ 414,513 253,219
Jinneng Holding Shanxi Coal Industry Co. Ltd. , Class A 122,500 333,634
Kingboard Holdings Ltd. .................... 200,500 1,381,745
Kingboard Laminates Holdings Ltd. ............. 144,500 851,373
Kingnet Network Co. Ltd. , Class A ............. 351,100 896,105
Kuaishou Technology , Class B
(b)
............... 472,600 2,011,307
Kweichow Moutai Co. Ltd. , Class A ............. 8,400 1,624,835
L&K Engineering Suzhou Co. Ltd. , Class A ........ 34,900 857,131
Lakala Payment Co. Ltd. , Class A .............. 190,540 447,533
Laopu Gold Co. Ltd. , Class H
(c)
................ 9,600 482,706
Li Auto, Inc. , Class A
(a)
..................... 40,000 241,220
Lingbao Gold Group Co. Ltd. , Class H ........... 368,300 1,036,134
Livzon Pharmaceutical Group, Inc. , Class A ....... 31,100 122,228
Loncin Motor Co. Ltd. , Class A ................ 343,900 759,649
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 321,600 577,394
Maxio Technology Hangzhou Co. Ltd. , Class A ..... 74,063 756,819
Meihua Holdings Group Co. Ltd. , Class A ......... 456,200 529,374
Meitu, Inc.
(a) (b)
........................... 2,525,000 1,522,058
Meituan , Class B
(a) (b)
....................... 669,120 6,694,080
Midea Group Co. Ltd. , Class A ................ 241,500 3,154,433
Minimax Group, Inc. , Class A
(a) (c)
............... 12,660 560,269
MLS Co. Ltd. , Class A
(a)
.................... 238,700 421,578
MMG Ltd.
(a)
............................. 1,392,000 1,629,905
Montage Technology Co. Ltd. , Class A ........... 18,862 573,751
MotoMotion China Corp. , Class A .............. 32,650 178,800
NAURA Technology Group Co. Ltd. , Class A ....... 9,400 978,563
NetEase Cloud Music, Inc.
(a) (b)
................ 20,000 230,927
NetEase, Inc. ........................... 352,400 8,587,822
New China Life Insurance Co. Ltd. , Class H ....... 311,100 1,835,638
Neway Valve Suzhou Co. Ltd. , Class A .......... 126,600 958,859
Newland Digital Technology Co. Ltd. , Class A ...... 125,000 380,857
NIO, Inc. , Class A
(a)
....................... 97,830 418,502
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 628,800 3,435,594
Security Shares Value
a
China (continued)
Northeast Securities Co. Ltd. , Class A ........... 413,800 $ 500,997
OneRobotics Shenzhen Co. Ltd. , Class H
(a) (c)
...... 56,800 369,875
Opple Lighting Co. Ltd. , Class A ............... 86,900 202,207
Orient Securities Co. Ltd. , Class H
(b)
............ 1,425,600 1,052,748
Pacific Securities Co. Ltd. (The) , Class A
(a)
........ 356,000 189,572
PDD Holdings, Inc. , ADR
(a)
.................. 128,601 10,802,484
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 4,043,000 2,941,130
PetroChina Co. Ltd. , Class A ................. 2,562,800 4,358,558
PetroChina Co. Ltd. , Class H ................. 1,744,000 2,260,214
PICC Property & Casualty Co. Ltd. , Class H ....... 771,000 1,669,943
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 215,400 176,003
Ping An Insurance Group Co. of China Ltd. , Class H . 996,000 7,143,866
Piotech, Inc. , Class A ...................... 12,884 1,297,268
Pony AI, Inc. , Class A
(a) (c)
.................... 81,700 579,530
Pop Mart International Group Ltd.
(b) (c)
............ 159,600 3,167,988
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 4,924,000 3,324,702
Qingdao East Steel Tower Stock Co. Ltd. , Class A ... 182,200 484,949
Quzhou Xin'an Development Co. Ltd. , Class A
(a)
.... 927,400 402,619
Remegen Co. Ltd. , Class H
(a) (b)
................ 176,500 1,811,318
Rockchip Electronics Co. Ltd. , Class A .......... 24,600 711,415
SAIC Motor Corp. Ltd. , Class A ............... 305,100 471,871
Sangfor Technologies, Inc. , Class A ............ 67,500 1,347,933
SenseTime Group, Inc. , Class B
(a) (b)
............ 6,850,000 1,252,572
Sensteed Hi-tech Group , Class A
(a)
............. 1,617,000 646,220
Seres Group Co. Ltd. , Class A ................ 99,216 732,496
Seres Group Co. Ltd. , Class H ................ 119,900 604,007
Shaanxi Coal Industry Co. Ltd. , Class A .......... 254,800 1,048,338
Shanghai Biren Technology Co. Ltd. , Class H
(a) (c)
.... 288,200 1,704,543
Shanghai Construction Group Co. Ltd. , Class A ..... 1,458,200 492,401
Shanghai Iluvatar CoreX Semiconductor Co. Ltd. , Class
H
(a) (c)
................................ 17,000 836,506
Shanghai MicroPort MedBot Group Co. Ltd. , Class H
(a)
459,500 1,234,165
Shanghai Pudong Development Bank Co. Ltd. , Class A 465,648 634,893
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 163,800 217,011
Shanghai Sinyang Semiconductor Materials Co. Ltd. ,
Class A .............................. 46,700 613,357
Shannon Semiconductor Technology Co. Ltd. , Class A 20,000 530,737
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 28,300 491,844
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 1,360,400 924,839
Shenyang Fortune Precision Equipment Co. Ltd. , Class
A
(a)
................................. 7,547 229,535
Shenzhen Energy Group Co. Ltd. , Class A ........ 175,700 166,218
Shenzhen Goodix Technology Co. Ltd. , Class A .... 74,800 576,116
Shenzhen JPT Opto-Electronics Co. Ltd. , Class A ... 3,406 201,455
Shenzhen SC New Energy Technology Corp. , Class A 58,600 491,094
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 34,764 295,861
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. ,
Class A .............................. 39,100 436,377
SICC Co. Ltd. , Class A
(a)
.................... 9,954 158,851
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 20,115 799,621
Sichuan Changhong Electric Co. Ltd. , Class A ..... 181,400 188,216
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 27,700 1,752,784
Simcere Pharmaceutical Group Ltd.
(b)
........... 1,409,000 1,990,258
Sino Biopharmaceutical Ltd. ................. 717,000 497,115
Sinotrans Ltd. , Class H ..................... 560,000 346,497
Sinotruk Hong Kong Ltd. .................... 645,500 3,304,718
Smartsens Technology Shanghai Co. Ltd. , Class A .. 13,942 205,764
Sunny Optical Technology Group Co. Ltd. ........ 83,800 757,409
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 9,845 570,367
Suzhou Zelgen Biopharmaceutical Co. Ltd. , Class A
(a)
27,247 476,437
TAL Education Group , ADR
(a)
................. 111,944 1,314,223
Tencent Holdings Ltd. ...................... 910,600 52,300,468

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
China (continued)
Tianshui Huatian Technology Co. Ltd. , Class A ..... 263,500 $ 667,265
Tingyi Cayman Islands Holding Corp. ........... 1,084,000 1,761,486
Trip.com Group Ltd.
(a)
...................... 17,850 801,232
Tsinghua Tongfang Co. Ltd. , Class A ............ 539,500 563,889
Uni-President China Holdings Ltd. ............. 1,047,000 991,107
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 199,400 803,086
Vanchip Tianjin Technology Co. Ltd. , Class A ...... 69,126 278,605
Vantone Neo Development Group Co. Ltd. , Class A
(a)
. 290,300 574,580
Vipshop Holdings Ltd. , ADR .................. 171,070 2,241,017
Weichai Power Co. Ltd. , Class H .............. 889,000 3,591,162
Wolong Electric Group Co. Ltd. , Class A ......... 21,200 92,874
Wuhan DR Laser Technology Corp. Ltd. , Class A ... 12,800 219,831
Wuliangye Yibin Co. Ltd. , Class A .............. 15,700 166,491
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 84,600 2,037,389
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 395,000 2,449,810
Wuxi Taiji Industry Ltd. Co. , Class A ............ 348,600 1,000,407
XD, Inc.
(a)
.............................. 253,000 1,380,027
Xiamen Bank Co. Ltd. , Class A ................ 447,100 489,147
Xiamen Kingdomway Group Co. , Class A ......... 89,200 218,150
Xiamen Xiangyu Co. Ltd. , Class A .............. 426,000 413,325
Xiaomi Corp. , Class B
(a) (b)
................... 1,802,000 6,325,747
XPeng, Inc. , Class A
(a)
..................... 60,600 344,402
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 54,500 1,152,649
Yonghui Superstores Co. Ltd. , Class A
(a)
......... 730,200 335,852
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 2,670 608,678
Yum China Holdings, Inc. ................... 21,400 957,704
Yutong Bus Co. Ltd. , Class A ................. 67,300 298,423
Z.AI Co. Ltd.
(a) (c)
.......................... 21,200 3,208,423
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
166,400 777,858
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 168,400 319,099
Zhejiang Semir Garment Co. Ltd. , Class A ........ 431,400 378,860
Zhongji Innolight Co. Ltd. , Class A ............. 9,500 1,207,692
Zhongshan Broad Ocean Motor Co. Ltd. , Class A ... 399,000 397,331
Zhuhai Zhumian Group Co. Ltd.
(a)
.............. 253,500 172,718
Zijin Mining Group Co. Ltd. , Class A ............ 55,200 276,492
Zijin Mining Group Co. Ltd. , Class H ............ 630,000 2,937,612
ZTO Express Cayman, Inc. .................. 13,100 278,224
418,988,380
a
Colombia  —  0 .3%
Grupo Cibest SA ......................... 146,196 3,854,124
Interconexion Electrica SA ESP ............... 259,148 2,293,893
6,148,017
a
Czech Republic  —  0 .4%
CEZ A.S. .............................. 35,952 2,385,151
Komercni Banka A.S. ...................... 88,020 4,497,857
6,883,008
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 765,747 1,221,329
Eastern Co. SAE ......................... 695,822 490,143
ElSewedy Electric Co. ..................... 215,785 534,621
Talaat Moustafa Group ..................... 645,498 1,231,034
3,477,127
a
Greece  —  0 .8%
Allwyn AG .............................. 117,777 1,846,360
Eurobank SA ............................ 244,537 1,297,119
Hellenic Telecommunications Organization SA ..... 77,295 1,773,866
Motor Oil Hellas Corinth Refineries SA .......... 15,805 1,104,251
National Bank of Greece SA ................. 243,537 4,759,572
Security Shares Value
a
Greece (continued)
Piraeus Bank SA
(a)
........................ 303,969 $ 3,616,606
14,397,774
a
Hong Kong  —  0 .4%
BOC Hong Kong Holdings Ltd. ................ 895,000 6,003,166
Zijin Gold International Co. Ltd. ............... 62,300 1,200,353
7,203,519
a
Hungary  —  0 .3%
MOL Hungarian Oil & Gas PLC
(a)
.............. 141,883 2,280,707
OTP Bank Nyrt .......................... 26,994 3,882,619
Richter Gedeon Nyrt ....................... 6,335 264,077
6,427,403
a
India  —  12 .4%
3M India Ltd. ............................ 4,056 1,419,136
ABB India Ltd. ........................... 45,741 3,665,928
Adani Power Ltd.
(a)
........................ 409,527 850,987
AIA Engineering Ltd. ....................... 4,741 211,840
Ajanta Pharma Ltd. ....................... 61,586 2,328,860
Ashok Leyland Ltd. ....................... 817,368 1,505,614
Authum Investment & Infrastructure Ltd.
(a)
........ 45,375 267,012
Axis Bank Ltd. ........................... 159,344 2,172,279
Bajaj Auto Ltd. ........................... 29,308 3,734,666
Bajaj Finance Ltd. ........................ 70,934 786,476
Bank of Maharashtra ...................... 2,870,793 2,469,080
Bharat Electronics Ltd. ..................... 1,113,048 4,840,954
Bharat Petroleum Corp. Ltd. ................. 559,078 1,900,259
Bharti Airtel Ltd. .......................... 296,185 5,630,055
Billionbrains Garage Ventures Ltd.
(a) (b)
........... 277,146 557,544
Britannia Industries Ltd. .................... 39,168 2,158,552
CG Power & Industrial Solutions Ltd. ............ 70,593 678,575
Cipla Ltd. .............................. 136,496 2,018,058
Coal India Ltd. ........................... 613,832 2,589,029
Cochin Shipyard Ltd.
(b)
..................... 34,103 540,389
Coromandel International Ltd. ................ 8,361 167,309
CRISIL Ltd. ............................. 9,695 490,705
Cummins India Ltd. ....................... 78,209 4,188,556
Dr Reddy's Laboratories Ltd. ................. 216,350 2,635,371
Eicher Motors Ltd. ........................ 3,063 255,766
GAIL India Ltd. .......................... 152,704 284,367
GE Vernova T&D India Ltd. .................. 142,183 6,634,156
General Insurance Corp. of India
(b)
............. 379,000 1,411,133
Gillette India Ltd. ......................... 21,986 1,690,625
GlaxoSmithKline Pharmaceuticals Ltd. .......... 79,257 2,537,349
Glenmark Pharmaceuticals Ltd. ............... 131,254 3,418,237
Godrej Properties Ltd. ..................... 109,713 2,317,482
HCL Technologies Ltd. ..................... 247,253 3,399,685
HDB Financial Services Ltd. ................. 62,041 444,170
HDFC Asset Management Co. Ltd.
(b)
............ 5,794 159,286
HDFC Bank Ltd. ......................... 1,080,524 8,027,210
Hero MotoCorp Ltd. ....................... 30,454 1,740,887
Hexaware Technologies Ltd. ................. 130,240 757,713
Hindalco Industries Ltd. .................... 365,839 3,899,779
Hindustan Aeronautics Ltd. .................. 84,021 4,235,290
Hindustan Petroleum Corp. Ltd. ............... 256,127 982,371
Hindustan Zinc Ltd. ....................... 639,203 3,987,803
Hitachi Energy India Ltd. .................... 6,960 2,466,398
ICICI Bank Ltd. .......................... 775,371 11,810,937
Indian Oil Corp. Ltd. ....................... 886,991 1,294,859
Indian Railway Finance Corp. Ltd.
(b)
............ 3,820,919 3,338,817
Info Edge India Ltd. ....................... 73,094 1,006,664
Infosys Ltd. ............................. 602,662 7,176,245
InterGlobe Aviation Ltd.
(a) (b)
.................. 46,251 2,536,615
ITC Hotels Ltd. .......................... 672,522 1,129,248

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Jindal Steel Ltd. .......................... 26,016 $ 325,598
JSW Steel Ltd. .......................... 16,939 232,272
Kotak Mahindra Bank Ltd. ................... 312,044 1,372,252
L&T Technology Services Ltd.
(b)
............... 14,618 553,409
Larsen & Toubro Ltd. ...................... 119,935 5,084,577
Lenskart Solutions Ltd.
(a)
.................... 439,653 3,056,130
LIC Housing Finance Ltd. ................... 130,728 738,600
Lodha Developers Ltd.
(b)
.................... 24,051 302,486
Lupin Ltd. .............................. 101,160 2,324,046
Mahindra & Mahindra Ltd. ................... 175,351 6,041,331
Marico Ltd. ............................. 129,244 1,112,237
Maruti Suzuki India Ltd. .................... 8,614 1,225,636
Meesho Ltd.
(a)
........................... 837,170 1,803,135
Motilal Oswal Financial Services Ltd. ............ 131,907 1,442,780
Mphasis Ltd. ............................ 20,762 528,434
Multi Commodity Exchange of India Ltd. ......... 47,558 1,696,672
Muthoot Finance Ltd. ...................... 18,894 590,097
National Aluminium Co. Ltd. .................. 964,109 3,862,138
Nestle India Ltd. ......................... 221,100 3,473,198
Nippon Life India Asset Management Ltd.
(b)
....... 103,108 1,267,459
NMDC Ltd. ............................. 4,310,171 3,987,407
NTPC Green Energy Ltd.
(a)
.................. 1,695,444 1,593,270
NTPC Ltd. ............................. 815,803 2,802,996
Oil & Natural Gas Corp. Ltd. ................. 760,960 1,852,269
Oil India Ltd. ............................ 100,395 509,532
One 97 Communications Ltd.
(a)
................ 18,273 329,039
Page Industries Ltd. ....................... 4,604 1,729,959
Pidilite Industries Ltd. ...................... 56,689 1,004,191
Piramal Finance Ltd. ...................... 22,689 547,635
Polycab India Ltd. ........................ 14,445 1,431,586
Power Finance Corp. Ltd. ................... 1,075,929 3,794,590
Power Grid Corp. of India Ltd. ................ 893,112 2,471,610
Premier Energies Ltd.
(b)
..................... 88,493 962,308
Procter & Gamble Hygiene & Health Care Ltd. ..... 1,955 163,819
REC Ltd. .............................. 129,245 438,278
Reliance Industries Ltd. .................... 702,683 9,416,003
SBI Life Insurance Co. Ltd.
(b)
................. 40,808 745,353
Schaeffler India Ltd. ....................... 29,581 1,247,130
Shriram Finance Ltd. ...................... 80,183 933,102
Siemens Energy India Ltd. ................... 107,670 3,647,555
Solar Industries India Ltd. ................... 5,197 1,097,108
State Bank of India ........................ 87,589 973,702
Sun Pharmaceutical Industries Ltd. ............. 170,915 3,559,032
Tata Capital Ltd. ......................... 572,217 2,208,433
Tata Consultancy Services Ltd. ............... 293,000 7,370,603
Tata Investment Corp. Ltd. ................... 193,100 1,300,994
Tata Motors Ltd. .......................... 596,850 2,947,016
Tata Motors Passenger Vehicles Ltd. ............ 48,406 156,885
Tata Steel Ltd. ........................... 771,771 1,491,655
Tech Mahindra Ltd. ....................... 46,271 789,824
Titan Co. Ltd. ........................... 76,335 4,084,171
TVS Motor Co. Ltd. ....................... 53,501 2,435,620
United Spirits Ltd. ........................ 11,141 174,282
Vedanta Ltd. ............................ 165,509 483,446
Vishal Mega Mart Ltd.
(a)
..................... 2,270,508 2,633,157
WAAREE Energies Ltd. .................... 37,557 1,026,507
Wipro Ltd. .............................. 1,553,630 3,006,939
Zydus Lifesciences Ltd. .................... 102,707 1,251,978
238,381,797
a
Indonesia  —  0 .7%
Adaro Andalan Indonesia PT ................. 4,142,800 2,531,516
Alamtri Resources Indonesia Tbk PT ............ 12,450,700 1,994,862
ANTAM Persero Tbk PT .................... 5,377,100 939,687
Bank Central Asia Tbk PT ................... 5,528,500 2,018,163
Security Shares Value
a
Indonesia (continued)
Bumi Resources Minerals Tbk PT
(a)
............. 7,135,400 $ 301,647
Charoen Pokphand Indonesia Tbk PT ........... 3,266,700 549,649
Elang Mahkota Teknologi Tbk PT .............. 8,713,300 252,930
Hanjaya Mandala Sampoerna Tbk PT ........... 8,098,200 337,907
Kalbe Farma Tbk PT ...................... 4,768,800 211,028
Perusahaan Gas Negara Persero Tbk PT ........ 8,971,600 774,367
Telkom Indonesia Persero Tbk PT ............. 3,973,900 581,492
Unilever Indonesia Tbk PT .................. 11,457,400 1,135,068
United Tractors Tbk PT ..................... 1,465,200 2,001,571
13,629,887
a
Kuwait  —  0 .6%
Kuwait Finance House KSCP ................. 1,757,938 4,379,501
National Bank of Kuwait SAKP ................ 925,311 2,616,150
Warba Bank KSCP ........................ 5,363,997 4,806,766
11,802,417
a
Malaysia  —  0 .9%
Hong Leong Financial Group Bhd .............. 101,000 476,304
IOI Corp. Bhd ........................... 1,126,600 1,309,226
IOI Properties Group Bhd ................... 232,800 233,912
KLCCP Stapled Group
(c)
.................... 122,900 262,528
Maxis Bhd ............................. 867,600 803,282
Nestle Malaysia Bhd ....................... 55,200 1,371,102
Petronas Dagangan Bhd .................... 377,100 1,901,423
Press Metal Aluminium Holdings Bhd ........... 236,900 470,570
Public Bank Bhd ......................... 1,719,700 2,112,383
SD Guthrie Bhd .......................... 2,189,100 3,458,191
Sime Darby Bhd
(c)
........................ 1,100,500 709,440
Telekom Malaysia Bhd ..................... 234,600 449,404
United Plantations Bhd
(c)
.................... 384,900 3,053,578
Westports Holdings Bhd
(c)
................... 446,900 771,474
YTL Power International Bhd ................. 527,720 751,709
18,134,526
a
Mexico  —  1 .5%
America Movil SAB de CV , Series B ............ 3,504,143 4,042,976
Arca Continental SAB de CV ................. 68,425 784,194
Cemex SAB de CV , ADR .................... 188,415 2,023,577
Coca-Cola Femsa SAB de CV ................ 421,188 4,682,111
Fomento Economico Mexicano SAB de CV ....... 347,545 4,194,926
Gruma SAB de CV , Class B .................. 113,015 1,643,781
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
34,101 702,667
Grupo Financiero Banorte SAB de CV , Class O .... 266,928 3,022,570
Grupo Mexico SAB de CV , Series B ............ 371,890 5,111,711
Industrias Penoles SAB de CV ................ 29,566 1,572,266
Wal-Mart de Mexico SAB de CV ............... 165,662 458,785
28,239,564
a
Philippines  —  0 .3%
Bank of the Philippine Islands ................ 346,888 556,514
DMCI Holdings, Inc. ....................... 2,011,400 250,385
International Container Terminal Services, Inc. ..... 274,260 3,889,483
Manila Electric Co. ........................ 214,430 1,585,982
6,282,364
a
Poland  —  1 .0%
Asseco Poland SA ........................ 50,118 3,221,858
Bank Handlowy w Warszawie SA .............. 5,579 176,919
Bank Polska Kasa Opieki SA ................. 9,744 678,141
Budimex SA ............................ 14,150 2,699,347
KGHM Polska Miedz SA .................... 12,525 1,202,009
LPP SA ............................... 489 2,733,098
mBank SA
(a)
............................ 5,944 2,174,535
Orange Polska SA ........................ 543,831 1,997,866
ORLEN SA ............................. 45,145 1,866,678

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Poland (continued)
Powszechna Kasa Oszczednosci Bank Polski SA ... 8,587 $ 262,569
Tauron Polska Energia SA ................... 1,344,600 3,050,014
20,063,034
a
Qatar  —  0 .5%
Industries Qatar QSC ...................... 103,878 284,683
Mesaieed Petrochemical Holding Co. ........... 13,144,351 3,923,113
Ooredoo QPSC .......................... 1,328,253 4,609,608
Qatar National Bank QPSC .................. 116,643 534,213
9,351,617
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 986 10
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 135,475 15
United Co. RUSAL International PJSC
(a) (d)
........ 3,441,260 399
424
a
Saudi Arabia  —  2 .2%
Al Rajhi Bank ........................... 158,675 2,827,739
Alinma Bank ............................ 197,524 1,343,624
Arab National Bank ....................... 228,745 1,359,822
Arabian Internet & Communications Services Co. ... 20,970 1,139,370
Astra Industrial Group Co. ................... 42,087 1,525,606
Banque Saudi Fransi ...................... 173,783 1,003,994
Elm Co. ............................... 12,891 2,185,352
Etihad Etisalat Co. ........................ 142,170 2,522,242
Nahdi Medical Co. ........................ 83,013 2,044,040
Riyad Bank ............................. 120,524 667,829
Riyadh Cables Group Co. ................... 94,948 2,670,460
SABIC Agri-Nutrients Co. ................... 81,672 2,841,254
SAL Saudi Logistics Services ................. 92,553 4,052,552
Saudi Arabian Mining Co.
(a)
.................. 45,863 811,403
Saudi Arabian Oil Co.
(b)
..................... 844,092 5,823,913
Saudi Aramco Base Oil Co. .................. 71,584 2,617,391
Saudi Energy Co. ........................ 930,922 4,301,394
Saudi Telecom Co. ........................ 153,609 1,829,594
41,567,579
a
South Africa  —  2 .3%
Anglogold Ashanti PLC ..................... 56,521 6,348,789
Bid Corp. Ltd. ........................... 30,993 866,139
Bidvest Group Ltd. ........................ 60,615 880,030
Capitec Ltd. ............................ 2,210 638,610
Clicks Group Ltd. ......................... 37,173 458,206
Exxaro Resources Ltd. ..................... 350,938 4,113,300
FirstRand Ltd. ........................... 309,739 1,833,470
Gold Fields Ltd. .......................... 92,322 4,287,879
Harmony Gold Mining Co. Ltd. ................ 46,679 915,367
Impala Platinum Holdings Ltd. ................ 42,106 589,091
MTN Group Ltd. .......................... 463,655 5,437,835
Naspers Ltd. , Class N ...................... 104,972 5,140,794
Nedbank Group Ltd. ....................... 107,401 1,964,180
NEPI Rockcastle N.V.
(a)
..................... 363,465 3,430,898
Sasol Ltd.
(a)
............................. 89,934 1,091,934
Shoprite Holdings Ltd. ..................... 9,783 186,958
Sibanye Stillwater Ltd. ..................... 170,907 506,005
Standard Bank Group Ltd. ................... 143,673 2,830,549
Tiger Brands Ltd. ......................... 87,007 1,452,660
Valterra Platinum Ltd. ...................... 22,082 1,886,990
44,859,684
a
South Korea  —  20 .1%
Alteogen, Inc.
(a)
.......................... 1,612 362,657
APR Corp. ............................. 11,549 3,910,856
Celltrion, Inc.
(a)
.......................... 5,390 744,727
CJ Corp. .............................. 17,605 1,665,852
Security Shares Value
a
South Korea (continued)
Coway Co. Ltd. .......................... 36,628 $ 2,591,484
DB HiTek Co. Ltd. ........................ 15,880 1,094,887
DB Insurance Co. Ltd. ..................... 15,055 1,986,390
Doosan Bobcat, Inc. ....................... 38,987 1,769,145
Doosan Co. Ltd. ......................... 177 161,988
Doosan Enerbility Co. Ltd.
(a)
.................. 45,586 2,730,781
Hana Financial Group, Inc. .................. 105,227 10,454,786
Hankook Tire & Technology Co. Ltd. ............ 76,171 3,697,655
Hanmi Pharm Co. Ltd. ..................... 4,080 1,468,683
Hanmi Semiconductor Co. Ltd. ................ 13,370 2,133,428
Hanwha Aerospace Co. Ltd. ................. 4,749 3,812,897
Hanwha Ocean Co. Ltd.
(a)
................... 9,351 598,732
HD Hyundai Co. Ltd. ...................... 7,341 1,169,596
HD Hyundai Electric Co. Ltd. ................. 4,497 2,551,084
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 5,279 1,727,590
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 5,457 1,384,593
HPSP Co. Ltd. ........................... 6,221 226,645
Hyosung Heavy Industries Corp. .............. 1,908 4,101,089
Hyundai Glovis Co. Ltd. .................... 13,165 1,987,276
Hyundai Mobis Co. Ltd. ..................... 13,730 4,531,918
Hyundai Motor Co. ........................ 27,691 8,149,167
Hyundai Rotem Co. Ltd. .................... 11,874 1,177,312
IsuPetasys Co. Ltd. ....................... 10,533 870,775
KB Financial Group, Inc. .................... 80,509 10,099,357
KCC Corp. ............................. 10,196 3,504,572
Kia Corp. .............................. 59,558 5,681,143
KIWOOM Securities Co. Ltd. ................. 827 166,617
Korea Electric Power Corp. .................. 57,546 1,341,756
Korea Gas Corp. ......................... 9,069 248,195
Korea Investment Holdings Co. Ltd. ............ 21,150 2,954,305
Korea Zinc Co. Ltd.
(c)
...................... 419 389,777
Krafton, Inc.
(a)
........................... 5,039 833,980
KT&G Corp. ............................ 28,029 3,644,430
Kumho Petrochemical Co. Ltd. ................ 2,359 219,400
LEENO Industrial, Inc. ..................... 33,590 1,627,653
LG Chem Ltd. ........................... 1,122 228,777
LG Display Co. Ltd.
(a) (c)
..................... 21,943 151,399
LG Electronics, Inc. ....................... 13,258 2,082,370
LG Innotek Co. Ltd. ....................... 4,530 2,107,558
LG Uplus Corp. .......................... 87,848 960,349
LS Corp. .............................. 8,789 1,988,579
LS Electric Co. Ltd. ....................... 12,634 1,901,275
Meritz Financial Group, Inc.
(a)
................. 4,079 363,596
Mirae Asset Securities Co. Ltd. ................ 85,098 2,141,338
NAVER Corp. ........................... 14,601 2,307,921
POSCO Holdings, Inc. ..................... 4,274 1,053,723
Sam Chun Dang Pharm Co. Ltd. .............. 1,511 185,237
Samsung Biologics Co. Ltd.
(a) (b)
............... 1,790 1,984,480
Samsung C&T Corp. ...................... 20,476 5,571,403
Samsung E&A Co. Ltd. ..................... 14,273 489,271
Samsung Electro-Mechanics Co. Ltd. ........... 9,982 10,527,259
Samsung Electronics Co. Ltd. ................ 692,654 130,761,212
Samsung Fire & Marine Insurance Co. Ltd. ....... 7,766 3,759,024
Samsung Heavy Industries Co. Ltd.
(a)
........... 62,041 942,753
Samsung Life Insurance Co. Ltd. .............. 20,058 4,458,343
Samsung SDI Co. Ltd.
(a)
.................... 6,117 2,567,304
Samsung Securities Co. Ltd. ................. 38,203 2,442,191
Samyang Foods Co. Ltd. .................... 569 636,900
Shinhan Financial Group Co. Ltd. .............. 92,363 7,353,885
SK hynix, Inc. ........................... 71,345 86,347,966
SK Square Co. Ltd.
(a)
...................... 16,492 12,330,132
SK Telecom Co. Ltd. ....................... 28,411 1,945,320
SK, Inc. ............................... 5,423 2,138,912

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Woori Financial Group, Inc. .................. 9,576 $ 234,707
387,736,362
a
Taiwan  —  25 .7%
Accton Technology Corp. ................... 124,000 7,938,806
Advantech Co. Ltd. ....................... 112,291 2,393,198
Alchip Technologies Ltd. .................... 9,000 1,155,520
ASE Technology Holding Co. Ltd. .............. 569,000 10,481,403
Asia Vital Components Co. Ltd. ............... 67,000 7,231,667
Asustek Computer, Inc. ..................... 165,000 5,194,236
Bizlink Holding, Inc. ....................... 29,000 1,981,315
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 76,000 226,891
Cathay Financial Holding Co. Ltd. .............. 1,799,000 6,270,154
China Airlines Ltd. ........................ 417,000 265,860
Chroma ATE, Inc. ......................... 101,000 6,242,985
Chunghwa Telecom Co. Ltd. ................. 204,000 874,542
Compal Electronics, Inc. .................... 1,570,000 1,995,693
Compeq Manufacturing Co. Ltd. ............... 156,285 1,223,158
CTBC Financial Holding Co. Ltd. .............. 3,853,000 7,860,064
Delta Electronics, Inc. ...................... 335,000 19,434,943
E.Sun Financial Holding Co. Ltd. .............. 2,203,000 2,760,822
Elite Material Co. Ltd. ...................... 51,000 8,810,780
Far EasTone Telecommunications Co. Ltd. ........ 359,000 1,142,876
First Financial Holding Co. Ltd. ................ 805,850 896,731
Formosa Chemicals & Fibre Corp. ............. 126,000 271,444
Fortune Electric Co. Ltd. .................... 67,463 1,548,900
Fubon Financial Holding Co. Ltd. .............. 2,243,920 10,187,191
Global Unichip Corp. ...................... 37,000 7,107,430
Gold Circuit Electronics Ltd. .................. 85,000 3,118,438
Hon Hai Precision Industry Co. Ltd. ............. 1,627,000 12,815,536
Hon Precision, Inc. ........................ 25,000 4,617,216
Hua Nan Financial Holdings Co. Ltd. ............ 210,080 273,922
Innolux Corp. ........................... 836,000 1,314,240
Inventec Corp. ........................... 516,000 1,084,970
Jentech Precision Industrial Co. Ltd. ............ 22,000 4,151,232
King Slide Works Co. Ltd. ................... 22,000 9,826,022
King Yuan Electronics Co. Ltd. ................ 292,900 2,370,458
Largan Precision Co. Ltd. ................... 13,000 3,130,111
Lite-On Technology Corp. ................... 729,718 7,009,706
Lotes Co. Ltd. ........................... 9,000 478,879
MediaTek, Inc. ........................... 235,000 29,075,137
Mega Financial Holding Co. Ltd. ............... 808,688 1,237,916
Nan Ya Plastics Corp. ...................... 840,000 6,417,109
Nan Ya Printed Circuit Board Corp. ............. 16,000 619,975
Nanya Technology Corp. .................... 306,000 5,234,422
Novatek Microelectronics Corp. ............... 400,000 6,810,298
Powerchip Semiconductor Manufacturing Corp. .... 417,000 959,317
Powertech Technology, Inc. .................. 245,000 2,138,160
President Chain Store Corp. ................. 118,000 805,282
Quanta Computer, Inc. ..................... 426,000 4,546,868
Realtek Semiconductor Corp. ................ 297,000 6,754,381
Shanghai Commercial & Savings Bank Ltd. (The) ... 1,096,820 1,483,478
Silicon Motion Technology Corp. , ADR
(c)
.......... 15,657 3,864,774
SinoPac Financial Holdings Co. Ltd. ............ 2,958,035 3,833,859
Taiwan Cooperative Financial Holding Co. Ltd. ..... 8,174,468 6,584,165
Taiwan Mobile Co. Ltd. ..................... 100,000 365,618
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 2,633,000 197,874,728
Tripod Technology Corp. .................... 145,000 2,268,404
TS Financial Holding Co. Ltd. ................. 3,978,250 4,834,669
Unimicron Technology Corp. ................. 185,000 5,821,807
Uni-President Enterprises Corp. ............... 658,000 1,580,352
United Integrated Services Co. Ltd. ............. 75,000 2,505,631
United Microelectronics Corp. ................ 1,838,000 7,477,069
Winbond Electronics Corp. .................. 652,000 3,749,974
Wistron Corp. ........................... 433,000 2,429,508
Security Shares Value
a
Taiwan (continued)
Wiwynn Corp. ........................... 29,000 $ 6,480,232
WT Microelectronics Co. Ltd. ................. 46,000 284,038
Yageo Corp. ............................ 275,000 4,721,535
Yuanta Financial Holding Co. Ltd. .............. 5,150,300 10,617,746
Zhen Ding Technology Holding Ltd. ............. 71,000 1,117,378
496,181,169
a
Thailand  —  1 .2%
Advanced Info Service PCL , NVDR ............. 279,600 2,990,339
Bumrungrad Hospital PCL , NVDR ............. 221,400 1,277,602
Delta Electronics Thailand PCL , NVDR .......... 781,900 5,851,238
Digital Telecommunications Infrastructure Fund ..... 2,551,300 784,779
Gulf Development PCL , Class R , NVDR ......... 785,900 1,498,538
Krung Thai Bank PCL , NVDR ................ 3,582,500 4,668,610
PTT Exploration & Production PCL , NVDR
(c)
....... 753,000 3,372,582
PTT PCL , NVDR ......................... 904,200 1,110,667
Thai Union Group PCL , NVDR ................ 2,416,300 917,049
TIDLOR Holdings PCL , NVDR ................ 1,108,800 647,861
TMBThanachart Bank PCL , NVDR ............. 4,049,300 363,604
23,482,869
a
Turkey  —  0 .4%
Akbank TAS ............................ 207,738 308,661
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 3,558,011 1,314,191
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 104,589 837,080
BIM Birlesik Magazalar A.S. .................. 115,022 965,986
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 335,508 241,655
Turk Altin Isletmeleri A.S.
(a)
.................. 574,887 629,291
Turkcell Iletisim Hizmetleri A.S. ................ 638,424 1,261,223
Turkiye Garanti Bankasi A.S.
(c)
................ 696,052 1,883,899
Yapi ve Kredi Bankasi A.S.
(a)
................. 1,377,314 1,040,526
8,482,512
a
United Arab Emirates  —  1 .4%
Abu Dhabi Islamic Bank PJSC ................ 559,163 3,478,245
Abu Dhabi National Oil Co. for Distribution PJSC ... 1,449,630 1,576,700
Aldar Properties PJSC ..................... 723,730 1,506,637
Emaar Development PJSC .................. 1,096,498 3,794,966
Emaar Properties PJSC .................... 1,007,412 2,932,443
Emirates Integrated Telecommunications Co. PJSC .. 1,498,941 4,636,047
Emirates NBD Bank PJSC ................... 618,532 5,054,491
Emirates Telecommunications Group Co. PJSC .... 338,992 1,966,388
First Abu Dhabi Bank PJSC .................. 437,379 2,350,429
27,296,346
a
Total Common Stocks — 98.7%
(Cost: $ 1,296,759,101 ) ............................... 1,904,535,420
a
Preferred Stocks
Brazil  —  0 .5%
Axia Energia SA , Class C, Preference Shares
(a)
.... 87,083 893,090
Gerdau SA , Preference Shares , NVS ........... 958,950 4,393,564
Itau Unibanco Holding SA , Preference Shares , NVS . 450,623 3,436,929
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 172,552 1,499,222
10,222,805
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B , Preference Shares 156,599 760,067
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 4,780 389,230
1,149,297
a

iShares
®
Emerging Markets Equity Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
South Korea  —  0 .3%
Doosan Co. Ltd. , Preference Shares , NVS ........ 5,345 $ 1,707,710
Doosan Co. Ltd. , Preference Shares , NVS ........ 1,913 486,357
Hanwha Corp. , Preference Shares , NVS
(c)
........ 39,864 1,195,920
Hanwha Machinery & Service Holdings Co. Ltd. ,
Preference Shares
(a)
..................... 64,209 143,328
LG Electronics, Inc. , Preference Shares , NVS ...... 9,534 521,489
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 10,600 1,435,526
5,490,330
a
Taiwan  —  0 .1%
TS Financial Holding Co. Ltd. , Preference Shares ... 4,047,000 1,213,234
a
Total Preferred Stocks — 1.0%
(Cost: $ 13,320,251 ) ................................. 18,075,666
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,310,079,352 ) ............................... 1,922,611,086
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 18,367,666 $ 18,373,176
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 7,213,874 7,213,874
a
Total Short-Term Securities — 1.3%
(Cost: $ 25,584,784 ) ................................. 25,587,050
Total Investments —  101.0%
(Cost: $ 1,335,664,136 ) ............................... 1,948,198,136
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (19,014,830)
Net Assets — 100.0% ................................. $ 1,929,183,306
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 14,749,532 $ 3,632,165
(a)
$ — $ (9,011) $ 490 $ 18,373,176 18,367,666 $ 1,329,303
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,020,000 5,193,874
(a)
— — — 7,213,874 7,213,874 207,579 —
$ — $ (9,011) $ 490
$ 25,587,050
$ 1,536,882 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 68 09/18/26 $ 5,818 $ 922

Schedule of Investments
(continued)
August 31, 2026
iShares
®
Emerging Markets Equity Factor ETF
36
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 922 $ — $ — $ — $ 922
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,551,576 $ — $ — $ — $ 1,551,576
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (2,121) $ — $ — $ — $ (2,121)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,753,505
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 193,338,613 $ 1,711,196,383 $ 424 $ 1,904,535,420
Preferred Stocks ........................................... 11,515,430 6,560,236 — 18,075,666
Short-Term Securities
Money Market Funds ........................................ 25,587,050 — — 25,587,050
$ 230,441,093 $ 1,717,756,619 $ 424 $ 1,948,198,136
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 922 $ — $ — $ 922
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
37
Schedule of Investments
Security Shares Value
a
Common Stocks
Brazil  —  3 .3%
Ambev SA ............................. 5,303,648 $ 15,384,167
B3 SA - Brasil Bolsa Balcao .................. 10,139,219 31,739,177
Banco Bradesco SA ....................... 3,919,938 11,476,384
Banco BTG Pactual SA ..................... 1,138,872 12,024,913
Cia Paranaense de Energia - Copel ............ 7,146,876 20,620,431
Engie Brasil Energia SA .................... 3,684,082 20,889,180
Motiva Infraestrutura de Mobilidade SA .......... 10,069,939 30,045,306
NU Holdings Ltd. , Class A
(a)
.................. 1,131,764 16,467,166
Petroleo Brasileiro SA - Petrobras .............. 3,584,894 34,793,511
Raia Drogasil SA ......................... 1,958,803 7,409,470
Vibra Energia SA ......................... 2,575,908 17,111,242
XP, Inc. , Class A ......................... 673,707 12,281,679
230,242,626
a
Chile  —  0 .3%
Enel Chile SA ........................... 268,318,446 22,998,806
a
China  —  20 .6%
ACM Research Shanghai, Inc. , Class A .......... 153,066 6,859,074
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 143,138 7,703,125
Agricultural Bank of China Ltd. , Class H .......... 14,828,000 11,977,358
Alibaba Group Holding Ltd. .................. 8,374,368 119,709,637
Alibaba Health Information Technology Ltd.
(a) (b)
..... 16,140,000 6,337,866
Baidu, Inc. , Class A
(a)
...................... 1,369,462 16,378,816
Bank of China Ltd. , Class H .................. 22,837,000 17,141,035
Beijing Kingsoft Office Software, Inc. , Class A ...... 179,380 6,655,734
BeOne Medicines Ltd. , Class H
(a)
.............. 346,400 9,485,205
Bilibili, Inc. , Class Z
(a)
...................... 389,280 6,327,712
Bosideng International Holdings Ltd. ............ 26,740,000 14,545,756
BYD Co. Ltd. , Class H ..................... 2,986,300 32,962,310
China CITIC Bank Corp. Ltd. , Class H ........... 15,959,000 16,995,142
China Construction Bank Corp. , Class A ......... 4,738,100 7,744,844
China Construction Bank Corp. , Class H ......... 67,844,000 82,011,893
China Life Insurance Co. Ltd. , Class H .......... 2,851,000 10,968,474
China Mengniu Dairy Co. Ltd. ................ 3,725,000 8,595,342
China Merchants Bank Co. Ltd. , Class A ......... 3,648,210 21,782,618
China Merchants Bank Co. Ltd. , Class H ......... 3,093,000 20,054,309
China Minsheng Banking Corp. Ltd. , Class A ...... 23,874,200 12,543,191
China Minsheng Banking Corp. Ltd. , Class H ...... 20,925,023 9,278,437
China Pacific Insurance Group Co. Ltd. , Class A .... 1,522,739 7,240,120
China Pacific Insurance Group Co. Ltd. , Class H .... 1,764,400 6,788,632
CITIC Ltd. .............................. 4,265,000 7,135,702
CMOC Group Ltd. , Class A .................. 2,805,100 7,931,484
CMOC Group Ltd. , Class H .................. 6,951,000 14,810,404
Contemporary Amperex Technology Co. Ltd. , Class A 281,185 15,198,587
Contemporary Amperex Technology Co. Ltd. , Class H
(b)
124,700 9,482,098
ENN Energy Holdings Ltd. ................... 2,647,200 16,747,654
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 1,241,800 6,214,443
Foxconn Industrial Internet Co. Ltd. , Class A ....... 1,186,500 11,454,151
Full Truck Alliance Co. Ltd. , ADR .............. 734,360 6,220,029
Ganfeng Lithium Group Co. Ltd. , Class H
(c)
....... 1,406,400 7,309,248
GDS Holdings Ltd. , Class A
(a)
................. 1,720,300 6,878,893
Geely Automobile Holdings Ltd. ............... 4,090,000 9,158,506
Genscript Biotech Corp.
(a)
................... 1,802,000 7,777,414
Guotai Haitong Securities Co. Ltd. ............. 3,529,900 9,421,940
Guotai Haitong Securities Co. Ltd. , Class H
(c)
...... 3,641,200 7,050,952
Hansoh Pharmaceutical Group Co. Ltd.
(c)
......... 2,182,000 9,802,445
Hua Hong Grace Semiconductor Ltd.
(a) (c)
......... 469,000 7,328,588
Huatai Securities Co. Ltd. , Class A ............. 4,853,353 14,017,951
Huatai Securities Co. Ltd. , Class H
(c)
............ 3,026,600 6,808,302
Industrial &
Commercial
Bank of China Ltd. , Class H . 46,284,000 44,578,141
Industrial Bank Co. Ltd. , Class A ............... 7,317,900 19,102,441
Security Shares Value
a
China (continued)
Innovent Biologics, Inc.
(a) (c)
................... 1,628,500 $ 21,479,700
JD Health International, Inc.
(a) (c)
............... 1,345,050 6,226,429
JD.com, Inc. , Class A ...................... 1,119,178 15,824,819
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 846,100 5,801,033
Kanzhun Ltd. , ADR ....................... 466,342 8,095,697
Kingsoft Corp. Ltd. ........................ 2,069,800 6,541,456
Kuaishou Technology , Class B
(c)
............... 1,398,100 5,950,082
Lenovo Group Ltd. ........................ 7,620,000 29,194,521
Li Auto, Inc. , Class A
(a)
..................... 2,837,128 17,109,287
Lingyi iTech Guangdong Co. , Class A ........... 3,718,300 7,067,711
Longfor Group Holdings Ltd.
(c)
................ 7,876,000 6,298,909
Luxshare Precision Industry Co. Ltd. , Class A ...... 933,800 7,984,473
Meituan , Class B
(a) (c)
....................... 2,995,930 29,972,194
NetEase, Inc. ........................... 1,350,170 32,903,007
New Oriental Education & Technology Group, Inc. ... 1,937,900 11,201,412
NIO, Inc. , Class A
(a)
....................... 1,781,059 7,619,102
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 15,490,000 11,268,390
PetroChina Co. Ltd. , Class H ................. 6,200,000 8,035,167
PICC Property & Casualty Co. Ltd. , Class H ....... 5,752,000 12,458,515
Ping An Insurance Group Co. of China Ltd. , Class A . 1,510,887 12,538,252
Ping An Insurance Group Co. of China Ltd. , Class H . 5,692,500 40,829,779
Pop Mart International Group Ltd.
(b) (c)
............ 398,800 7,916,001
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 11,280,000 7,616,294
Seres Group Co. Ltd. , Class A ................ 1,109,892 8,194,156
Shenzhen Inovance Technology Co. Ltd. , Class A ... 908,087 8,354,193
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 297,000 7,311,497
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 99,800 6,315,085
Sino Biopharmaceutical Ltd. ................. 10,858,151 7,528,242
Sinotruk Hong Kong Ltd. .................... 1,656,500 8,480,660
Sungrow Power Supply Co. Ltd. , Class A ......... 701,751 9,543,162
Sunny Optical Technology Group Co. Ltd. ........ 1,074,723 9,713,657
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 226,800 6,673,509
TAL Education Group , ADR
(a)
................. 583,176 6,846,486
Tencent Holdings Ltd. ...................... 3,077,800 176,773,973
Tongcheng Travel Holdings Ltd.
(c)
.............. 5,742,000 8,800,483
Trip.com Group Ltd.
(a)
...................... 146,821 6,590,350
Vipshop Holdings Ltd. , ADR .................. 450,111 5,896,454
WuXi AppTec Co. Ltd. , Class A ................ 844,900 19,463,238
Wuxi Biologics Cayman, Inc.
(a) (c)
............... 3,971,500 24,631,441
Xiaomi Corp. , Class B
(a) (c)
................... 8,783,000 30,831,873
XPeng, Inc. , Class A
(a)
..................... 2,202,196 12,515,536
Yadea Group Holdings Ltd.
(c)
................. 6,632,000 7,919,362
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(c)
............................ 400,500 8,470,384
Yum China Holdings, Inc. ................... 262,664 11,754,871
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (c)
. 1,277,700 5,972,770
1,423,029,615
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 266,907 7,036,395
a
Czech Republic  —  0 .3%
Moneta Money Bank A.S.
(c)
.................. 2,503,042 23,464,778
a
Greece  —  0 .9%
Allwyn AG
(b)
............................ 416,510 6,529,522
Eurobank SA ............................ 2,439,412 12,939,584
GEK TERNA SA ......................... 391,226 21,138,584
Piraeus Bank SA
(a)
........................ 1,557,679 18,533,179
59,140,869
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
38
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Hungary  —  0 .2%
MOL Hungarian Oil & Gas PLC
(a)
.............. 800,336 $ 12,865,047
a
India  —  10 .4%
Asian Paints Ltd. ......................... 878,368 24,414,919
AU Small Finance Bank Ltd.
(c)
................ 1,306,493 14,892,228
Axis Bank Ltd. ........................... 2,593,627 35,357,980
Bajaj Finance Ltd. ........................ 3,269,299 36,248,150
Dabur India Ltd. .......................... 3,627,723 14,507,549
Eicher Motors Ltd. ........................ 89,359 7,461,622
Eternal Ltd.
(a)
............................ 2,579,295 8,873,814
Federal Bank Ltd. ........................ 1,731,981 6,479,338
GMR Airports Ltd.
(a)
....................... 10,834,486 10,641,952
HCL Technologies Ltd. ..................... 1,353,331 18,608,061
HDFC Bank Ltd. ......................... 7,462,934 55,442,120
HDFC Life Insurance Co. Ltd.
(c)
............... 5,140,181 29,300,071
Hindalco Industries Ltd. .................... 677,969 7,227,030
Hindustan Unilever Ltd. ..................... 920,906 19,011,901
ICICI Bank Ltd. .......................... 2,508,457 38,210,389
ICICI Lombard General Insurance Co. Ltd.
(c)
....... 428,985 7,054,372
ICICI Prudential Life Insurance Co. Ltd.
(c)
......... 2,966,440 16,093,901
IDFC First Bank Ltd. ....................... 14,648,913 13,212,278
Info Edge India Ltd. ....................... 849,880 11,704,700
Infosys Ltd. ............................. 1,726,900 20,563,198
Kotak Mahindra Bank Ltd. ................... 6,905,873 30,369,427
Lodha Developers Ltd.
(c)
.................... 731,813 9,203,920
Mahindra & Mahindra Ltd. , GDR ............... 209,123 7,283,838
Mahindra & Mahindra Ltd. ................... 760,512 26,201,759
Marico Ltd. ............................. 2,386,145 20,534,489
Mphasis Ltd. ............................ 278,068 7,077,378
Oberoi Realty Ltd. ........................ 384,479 7,532,908
Oracle Financial Services Software Ltd. .......... 83,418 10,975,173
Persistent Systems Ltd. .................... 174,341 10,220,676
PI Industries Ltd. ......................... 276,534 6,880,350
Pidilite Industries Ltd. ...................... 454,340 8,048,196
Punjab National Bank ...................... 6,897,466 8,260,573
Reliance Industries Ltd. .................... 2,233,230 29,925,444
SBI Cards & Payment Services Ltd. ............ 2,892 19,561
Shriram Finance Ltd. ...................... 2,197,461 25,572,198
State Bank of India ........................ 1,021,787 11,358,912
Sundaram Finance Ltd. ..................... 184,967 8,816,441
Supreme Industries Ltd. .................... 36,025 1,345,390
Swiggy Ltd.
(a)
........................... 4,933,143 14,580,859
Tata Consumer Products Ltd. ................. 640,922 6,977,537
Trent Ltd. .............................. 237,298 7,167,909
TVS Motor Co. Ltd. ....................... 424,573 19,328,584
United Spirits Ltd. ........................ 467,521 7,313,589
UPL Ltd. ............................... 2,819,486 16,632,911
Voltas Ltd. ............................. 1,251,208 15,681,866
Wipro Ltd. .............................. 3,641,175 7,047,231
719,662,692
a
Indonesia  —  0 .3%
Bank Central Asia Tbk PT ................... 19,241,400 7,024,017
Bank Mandiri Persero Tbk PT ................ 28,500,600 6,800,765
Bumi Resources Minerals Tbk PT
(a)
............. 187,443,600 7,924,119
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (d)
........ 608,450,200 833,479
22,582,380
a
Malaysia  —  2 .1%
AMMB Holdings Bhd ...................... 9,125,500 15,624,611
CIMB Group Holdings Bhd .................. 15,586,200 30,780,856
Malayan Banking Bhd ...................... 10,611,100 28,119,086
Press Metal Aluminium Holdings Bhd ........... 13,571,900 26,958,769
SD Guthrie Bhd .......................... 9,341,100 14,756,432
Security Shares Value
a
Malaysia (continued)
Sunway Bhd ............................ 19,786,223 $ 25,222,038
141,461,792
a
Mexico  —  1 .3%
Cemex SAB de CV, CPO , NVS ............... 24,532,464 26,442,860
Grupo Aeroportuario del Sureste SAB de CV , Class B 246,026 6,311,740
Grupo Bimbo SAB de CV , Series A
(b)
............ 1,943,925 6,767,416
Grupo Financiero Banorte SAB de CV , Class O .... 2,583,018 29,248,910
Grupo Mexico SAB de CV , Series B ............ 824,683 11,335,452
Wal-Mart de Mexico SAB de CV ............... 2,254,033 6,242,323
86,348,701
a
Peru  —  0 .4%
Credicorp Ltd. ........................... 61,863 22,665,366
Southern Copper Corp. ..................... 38,866 8,117,941
30,783,307
a
Poland  —  1 .1%
Allegro.eu SA
(a) (c)
......................... 2,178,288 26,606,078
Erste Bank Polska SA ...................... 53,772 10,392,216
KGHM Polska Miedz SA .................... 159,355 15,293,101
ORLEN SA ............................. 299,952 12,402,567
Zabka Group SA ......................... 1,182,700 10,020,034
74,713,996
a
Qatar  —  0 .4%
Qatar National Bank QPSC .................. 6,262,899 28,683,438
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 4,826 48
Polyus PJSC
(a) (d)
......................... 436,460 5
Rosneft Oil Co. PJSC
(a) (d)
.................... 759,129 88
Sberbank of Russia PJSC
(a) (d)
................. 10,004,860 1,159
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 124,025 15
1,315
a
Saudi Arabia  —  2 .1%
ACWA Power Co. ........................ 135,870 6,928,215
Al Rajhi Bank ........................... 3,173,249 56,550,308
Alinma Bank ............................ 994,572 6,765,409
Dr Sulaiman Al Habib Medical Services Group Co. .. 203,418 12,618,136
Etihad Etisalat Co. ........................ 1,242,641 22,045,726
Saudi Arabian Mining Co.
(a)
.................. 567,056 10,032,288
Saudi Telecom Co. ........................ 2,749,092 32,743,673
147,683,755
a
South Africa  —  4 .0%
Anglogold Ashanti PLC ..................... 274,022 30,779,851
Clicks Group Ltd. ......................... 958,320 11,812,560
Discovery Ltd. ........................... 418,828 6,717,113
Gold Fields Ltd. .......................... 869,257 40,372,488
Harmony Gold Mining Co. Ltd. ................ 309,710 6,073,358
MTN Group Ltd. .......................... 550,219 6,453,075
Naspers Ltd. , Class N ...................... 198,403 9,716,390
Nedbank Group Ltd. ....................... 1,361,818 24,905,318
NEPI Rockcastle N.V.
(a)
..................... 4,138,767 39,067,545
Sanlam Ltd. ............................ 4,141,815 22,288,578
Sasol Ltd.
(a)
............................. 537,547 6,526,630
Standard Bank Group Ltd. ................... 625,315 12,319,535
Valterra Platinum Ltd. ...................... 357,004 30,507,330
Vodacom Group Ltd. ...................... 3,411,402 31,655,099
279,194,870
a
South Korea  —  19 .9%
Doosan Co. Ltd. ......................... 9,791 8,960,585
Doosan Enerbility Co. Ltd.
(a)
.................. 292,350 17,512,919

iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
39
Schedule of Investments
Security Shares Value
a
South Korea (continued)
Hana Financial Group, Inc. .................. 315,609 $ 31,357,204
Hanwha Systems Co. Ltd.
(b)
.................. 122,437 6,513,553
HD Hyundai Electric Co. Ltd. ................. 22,748 12,904,619
HD Hyundai Heavy Industries Co. Ltd.
(b)
......... 19,597 6,413,257
HYBE Co. Ltd.
(a)
......................... 53,777 7,034,348
Hyundai Engineering & Construction Co. Ltd.
(b)
..... 79,390 7,114,036
Hyundai Motor Co. ........................ 30,377 8,939,628
Hyundai Rotem Co. Ltd. .................... 68,166 6,758,689
Kakao Corp. ............................ 245,434 6,538,643
KakaoBank Corp.
(b)
....................... 721,966 11,504,596
KB Financial Group, Inc. .................... 303,889 38,120,998
Korea Investment Holdings Co. Ltd. ............ 52,248 7,298,181
LG Chem Ltd. ........................... 34,617 7,058,448
LG Display Co. Ltd.
(a)
...................... 100,103 690,676
LG Electronics, Inc. ....................... 76,044 11,943,864
LS Electric Co. Ltd. ....................... 45,895 6,906,681
NAVER Corp. ........................... 112,187 17,732,943
POSCO Holdings, Inc. ..................... 48,907 12,057,657
Samsung C&T Corp. ...................... 66,784 18,171,545
Samsung Electro-Mechanics Co. Ltd. ........... 41,242 43,494,814
Samsung Electronics Co. Ltd. ................ 2,655,615 501,334,629
Samsung Fire & Marine Insurance Co. Ltd. ....... 17,571 8,504,997
Samsung Life Insurance Co. Ltd. .............. 41,425 9,207,642
Samsung SDI Co. Ltd.
(a)
.................... 59,458 24,954,513
Samsung SDS Co. Ltd. ..................... 46,867 8,185,768
Shinhan Financial Group Co. Ltd. .............. 435,004 34,634,748
SK hynix, Inc. ........................... 319,431 386,603,368
SK Innovation Co. Ltd.
(a)
.................... 179,305 16,386,695
SK Square Co. Ltd.
(a)
...................... 59,389 44,401,782
SK, Inc. ............................... 53,183 20,976,172
Woori Financial Group, Inc. .................. 957,978 23,480,006
1,373,698,204
a
Taiwan  —  28 .3%
Accton Technology Corp. ................... 209,000 13,380,730
Advantech Co. Ltd. ....................... 597,000 12,723,539
ASE Technology Holding Co. Ltd. .............. 2,095,000 38,591,456
Asia Vital Components Co. Ltd. ............... 250,000 26,983,833
ASPEED Technology, Inc. ................... 17,600 8,905,509
Asustek Computer, Inc. ..................... 283,000 8,908,901
Cathay Financial Holding Co. Ltd. .............. 10,176,769 35,469,653
Chailease Holding Co. Ltd. .................. 2,297,231 8,468,038
Chroma ATE, Inc. ......................... 235,000 14,525,758
Chunghwa Telecom Co. Ltd. ................. 15,838,000 67,897,048
CTBC Financial Holding Co. Ltd. .............. 10,913,000 22,262,363
Delta Electronics, Inc. ...................... 1,277,000 74,084,843
E Ink Holdings, Inc. ....................... 1,331,000 6,563,480
E.Sun Financial Holding Co. Ltd. .............. 15,432,902 19,340,670
Elite Material Co. Ltd. ...................... 82,000 14,166,351
Eva Airways Corp. ........................ 10,631,000 14,072,400
Far EasTone Telecommunications Co. Ltd. ........ 7,397,000 23,548,346
First Financial Holding Co. Ltd. ................ 25,776,471 28,683,459
Fortune Electric Co. Ltd. .................... 294,020 6,750,478
Fubon Financial Holding Co. Ltd. .............. 1,545,000 7,014,159
Globalwafers Co. Ltd. ...................... 217,000 6,240,658
Gold Circuit Electronics Ltd. .................. 204,000 7,484,252
Hon Hai Precision Industry Co. Ltd. ............. 5,990,000 47,181,966
Innolux Corp. ........................... 5,451,000 8,569,283
KGI Financial Holding Co. Ltd. ................ 6,156,000 6,571,569
King Slide Works Co. Ltd. ................... 40,000 17,865,495
Lite-On Technology Corp. ................... 972,000 9,337,079
Lotes Co. Ltd. ........................... 132,000 7,023,553
MediaTek, Inc. ........................... 826,000 102,196,014
MPI Corp. .............................. 76,000 12,277,877
Nan Ya Plastics Corp. ...................... 1,971,000 15,057,287
Security Shares Value
a
Taiwan (continued)
Nanya Technology Corp. .................... 885,000 $ 15,138,770
PharmaEssentia Corp. ..................... 244,925 10,765,266
Realtek Semiconductor Corp. ................ 277,000 6,299,541
SinoPac Financial Holdings Co. Ltd. ............ 13,485,718 17,478,609
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 13,909,000 1,045,286,592
TS Financial Holding Co. Ltd. ................. 15,657,026 19,027,597
Unimicron Technology Corp. ................. 630,000 19,825,611
United Microelectronics Corp. ................ 10,226,000 41,599,843
Winbond Electronics Corp. .................. 1,274,000 7,327,404
Wistron Corp. ........................... 2,008,000 11,266,630
Wiwynn Corp. ........................... 41,000 9,161,707
Yageo Corp. ............................ 700,000 12,018,453
Yuanta Financial Holding Co. Ltd. .............. 20,458,127 42,176,029
Zhen Ding Technology Holding Ltd. ............. 491,000 7,727,221
1,957,245,320
a
Thailand  —  1 .0%
Advanced Info Service PCL , NVDR ............. 644,300 6,890,827
Bangkok Dusit Medical Services PCL , NVDR
(b)
..... 11,096,000 6,553,450
Delta Electronics Thailand PCL , NVDR .......... 1,633,600 12,224,815
Kasikornbank PCL , NVDR ................... 1,861,900 13,920,378
PTT PCL , NVDR ......................... 15,893,600 19,522,779
Siam Cement PCL (The) , NVDR ............... 1,048,500 8,239,729
67,351,978
a
Turkey  —  0 .3%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 869,688 6,960,568
Haci Omer Sabanci Holding A.S. .............. 6,476,256 12,480,444
19,441,012
a
United Arab Emirates  —  1 .1%
Abu Dhabi Commercial Bank PJSC ............ 5,404,346 22,031,772
Abu Dhabi Islamic Bank PJSC ................ 2,100,594 13,066,638
Emaar Properties PJSC .................... 4,792,888 13,951,462
Emirates NBD Bank PJSC ................... 991,358 8,101,134
First Abu Dhabi Bank PJSC .................. 2,893,649 15,550,165
72,701,171
a
Total Common Stocks — 98.4%
(Cost: $ 4,319,645,918 ) ............................... 6,800,332,067
a
Preferred Stocks
Brazil  —  0 .2%
Banco Bradesco SA , Preference Shares , NVS ..... 4,494,341 14,910,156
a
Colombia  —  0 .2%
Grupo Cibest SA , Preference Shares ........... 389,993 8,875,765
a
South Korea  —  1 .0%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 504,222 68,285,268
a
Total Preferred Stocks — 1.4%
(Cost: $ 39,211,910 ) ................................. 92,071,189
a
Total Long-Term Investments — 99.8%
(Cost: $ 4,358,857,828 ) ............................... 6,892,403,256

Schedule of Investments
(continued)
August 31, 2026
iShares
®
ESG Aware MSCI EM ETF
(Percentages shown are based on Net Assets)
40
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 41,059,194 $ 41,071,512
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 28,616,724 28,616,724
a
Total Short-Term Securities — 1.0%
(Cost: $ 69,684,130 ) ................................. 69,688,236
Total Investments —  100.8%
(Cost: $ 4,428,541,958 ) ............................... 6,962,091,492
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (52,025,609)
Net Assets — 100.0% ................................. $ 6,910,065,883
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 47,441,055 $ — $ (6,357,398)
(a)
$ (14,784) $ 2,639 $ 41,071,512 41,059,194 $ 1,416,889
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,380,000 24,236,724
(a)
— — — 28,616,724 28,616,724 763,290 —
$ — $ (14,784) $ 2,639
$ 69,688,236
$ 2,180,179 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 160 09/18/26 $ 13,689 $ 193,715

iShares
®
ESG Aware MSCI EM ETF
Schedule of Investments
(continued)
August 31, 2026
41
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $39,015,125 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 193,715 $ — $ — $ — $ 193,715
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 8,021,645 $ — $ — $ — $ 8,021,645
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 229,171 $ — $ — $ — $ 229,171
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 22,560,276
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 662,634,927 $ 6,136,862,346 $ 834,794 $ 6,800,332,067
Preferred Stocks ........................................... 23,785,921 68,285,268 — 92,071,189
Short-Term Securities
Money Market Funds ........................................ 69,688,236 — — 69,688,236
$ 756,109,084 $ 6,205,147,614 $ 834,794 $ 6,962,091,492
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 193,715 $ — $ — $ 193,715
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)
42
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  8 .2%
Ambev SA ............................. 72,039 $ 208,962
Aura Minerals, Inc. ........................ 703 58,757
Axia Energia SA ......................... 21,905 224,565
B3 SA - Brasil Bolsa Balcao .................. 87,401 273,595
Banco Bradesco SA ....................... 28,768 84,224
Banco BTG Pactual SA ..................... 21,997 232,258
Banco do Brasil SA ....................... 27,639 110,630
BB Seguridade Participacoes SA .............. 9,292 72,449
Caixa Seguridade Participacoes SA ............ 10,767 40,187
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 42,266 206,209
Cia Paranaense de Energia - Copel ............ 36,261 104,622
CPFL Energia SA ......................... 3,367 28,942
Embraer SA ............................ 11,446 206,519
Energisa SA ............................ 4,445 41,177
Eneva SA
(a)
............................. 18,722 94,702
Engie Brasil Energia SA .................... 5,675 32,178
Equatorial SA ........................... 17,723 125,426
Itau Unibanco Holding SA ................... 10,559 87,748
JBS N.V. , Class A ........................ 5,624 75,586
Klabin SA .............................. 7,849 28,630
Localiza Rent a Car SA ..................... 14,341 97,063
MBRF Global Foods Co. SA ................. 9,499 33,475
Motiva Infraestrutura de Mobilidade SA .......... 14,652 43,717
NU Holdings Ltd. , Class A
(a)
.................. 62,500 909,375
Petroleo Brasileiro SA - Petrobras .............. 65,630 636,978
Porto Seguro SA ......................... 3,643 34,507
PRIO SA
(a)
............................. 14,541 175,899
Raia Drogasil SA ......................... 21,967 83,093
Rede D'Or Sao Luiz SA
(b)
................... 14,356 97,470
Rumo SA .............................. 17,871 52,010
Suzano SA ............................. 8,393 73,376
Telefonica Brasil SA ....................... 10,203 58,778
TIM SA ............................... 12,808 46,001
Ultrapar Participacoes SA ................... 13,505 90,753
Vale SA ............................... 61,642 926,138
Vibra Energia SA ......................... 19,476 129,375
WEG SA .............................. 25,029 242,245
XP, Inc. , Class A ......................... 6,981 127,264
6,194,883
a
China  —  57 .0%
360 Security Technology, Inc. , Class A ........... 12,231 16,765
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 3,700 10,143
3SBio, Inc.
(a) (b)
........................... 32,500 66,692
AAC Technologies Holdings, Inc. .............. 14,500 82,059
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 982 52,847
AECC Aviation Power Co. Ltd. , Class A .......... 3,700 21,271
Agricultural Bank of China Ltd. , Class A .......... 88,800 91,494
Agricultural Bank of China Ltd. , Class H .......... 454,000 366,720
Aier Eye Hospital Group Co. Ltd. , Class A ........ 14,812 18,101
Air China Ltd. , Class A
(a)
.................... 18,500 16,015
Akeso, Inc.
(a) (b)
........................... 12,000 137,470
Alibaba Group Holding Ltd. .................. 284,920 4,072,865
Alibaba Health Information Technology Ltd.
(a)
...... 108,000 42,409
Aluminum Corp. of China Ltd. , Class A .......... 11,100 16,143
Aluminum Corp. of China Ltd. , Class H .......... 74,000 80,757
Anhui Conch Cement Co. Ltd. , Class A .......... 3,700 9,716
Anhui Conch Cement Co. Ltd. , Class H .......... 18,500 39,958
Anhui Gujing Distillery Co. Ltd. , Class A .......... 600 8,189
Security Shares Value
a
China (continued)
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 3,700 $ 11,559
ANTA Sports Products Ltd. .................. 22,240 219,815
Avary Holding Shenzhen Co. Ltd. , Class A ........ 2,000 27,712
Baidu, Inc. , Class A
(a)
...................... 35,456 424,055
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 7,400 7,543
Bank of Beijing Co. Ltd. , Class A .............. 22,290 17,750
Bank of Changsha Co. Ltd. , Class A ............ 3,700 5,336
Bank of Chengdu Co. Ltd. , Class A ............. 7,400 20,983
Bank of China Ltd. , Class A .................. 40,700 39,442
Bank of China Ltd. , Class H .................. 1,102,000 827,141
Bank of Communications Co. Ltd. , Class A ........ 55,500 59,811
Bank of Communications Co. Ltd. , Class H ....... 111,200 110,451
Bank of Hangzhou Co. Ltd. , Class A ............ 7,499 18,674
Bank of Jiangsu Co. Ltd. , Class A .............. 22,260 40,059
Bank of Nanjing Co. Ltd. , Class A .............. 11,100 19,265
Bank of Ningbo Co. Ltd. , Class A .............. 7,410 37,633
Bank of Shanghai Co. Ltd. , Class A ............. 14,690 20,730
Bank of Suzhou Co. Ltd. , Class A .............. 7,400 9,792
Baoshan Iron & Steel Co. Ltd. , Class A .......... 11,100 9,612
Beijing Enlight Media Co. Ltd. , Class A .......... 3,700 6,421
Beijing Enterprises Holdings Ltd. .............. 8,500 35,024
Beijing Kingsoft Office Software, Inc. , Class A ...... 578 21,446
Beijing New Building Materials PLC , Class A ...... 3,100 7,776
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 37,000 26,928
BeOne Medicines Ltd. , Class H
(a)
.............. 13,986 382,968
Bilibili, Inc. , Class Z
(a)
...................... 4,585 74,529
Biwin Storage Technology Co. Ltd. , Class A ....... 500 17,483
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 3,700 7,751
BOC Aviation Ltd.
(b)
....................... 3,700 35,375
BOC International China Co. Ltd. , Class A ........ 3,700 6,609
BOE Technology Group Co. Ltd. , Class A ......... 40,300 36,032
Bosideng International Holdings Ltd. ............ 74,000 40,254
BYD Co. Ltd. , Class A ...................... 5,800 76,153
BYD Co. Ltd. , Class H ..................... 62,900 694,280
BYD Electronic International Co. Ltd. ............ 14,500 49,801
C&D International Investment Group Ltd.
(c)
........ 13,000 21,428
Caitong Securities Co. Ltd. , Class A ............ 7,420 9,811
Cambricon Technologies Corp. Ltd. , Class A ....... 745 123,114
CGN Power Co. Ltd. , Class H
(b)
............... 148,000 57,312
Changjiang Securities Co. Ltd. , Class A .......... 11,100 15,264
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 2,000 34,158
China CITIC Bank Corp. Ltd. , Class A ........... 7,400 9,748
China CITIC Bank Corp. Ltd. , Class H ........... 111,000 118,207
China Coal Energy Co. Ltd. , Class H ............ 37,000 57,349
China Construction Bank Corp. , Class A ......... 26,008 42,513
China Construction Bank Corp. , Class H ......... 1,404,370 1,697,645
China CSSC Holdings Ltd. , Class A ............ 7,800 39,535
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 33,421 17,315
China Energy Engineering Corp. Ltd. , Class A ..... 37,000 13,704
China Everbright Bank Co. Ltd. , Class A ......... 22,200 9,812
China Feihe Ltd.
(b)
........................ 37,000 13,238
China Galaxy Securities Co. Ltd. , Class A ........ 7,400 13,603
China Galaxy Securities Co. Ltd. , Class H ........ 55,500 55,629
China Gas Holdings Ltd. .................... 37,000 26,712
China Gold International Resources Corp. Ltd. ..... 3,700 120,454
China Great Wall Securities Co. Ltd. , Class A ...... 5,500 6,652
China Greatwall Technology Group Co. Ltd. , Class A
(a)
3,700 8,029
China Hongqiao Group Ltd. .................. 55,500 160,992
China International Capital Corp. Ltd. , Class A ..... 3,700 19,114
China International Capital Corp. Ltd. , Class H
(b)
.... 29,600 84,914
China Jushi Co. Ltd. , Class A ................. 4,373 28,544
China Life Insurance Co. Ltd. , Class A ........... 3,793 21,707

iShares
®
MSCI BIC ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
43
Schedule of Investments
Security Shares Value
a
China (continued)
China Life Insurance Co. Ltd. , Class H .......... 129,000 $ 496,294
China Longyuan Power Group Corp. Ltd. , Class H .. 37,000 25,612
China Mengniu Dairy Co. Ltd. ................ 55,000 126,911
China Merchants Bank Co. Ltd. , Class A ......... 20,800 124,192
China Merchants Bank Co. Ltd. , Class H ......... 62,456 404,950
China Merchants Energy Shipping Co. Ltd. , Class A . 11,100 30,979
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 7,400 10,817
China Merchants Port Holdings Co. Ltd. ......... 22,000 45,093
China Merchants Securities Co. Ltd. , Class A ...... 9,650 26,854
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 8,581 8,335
China Minsheng Banking Corp. Ltd. , Class A ...... 48,100 25,271
China Minsheng Banking Corp. Ltd. , Class H ...... 55,500 24,610
China National Building Material Co. Ltd. , Class H
(c)
.. 66,942 30,678
China National Chemical Engineering Co. Ltd. , Class A 12,100 13,394
China National Nuclear Power Co. Ltd. , Class A .... 22,200 29,379
China Nonferrous Mining Corp. Ltd. ............ 27,000 56,766
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 3,700 22,352
China Oilfield Services Ltd. , Class H ............ 36,000 33,862
China Overseas Land & Investment Ltd. ......... 55,800 88,893
China Pacific Insurance Group Co. Ltd. , Class A .... 7,400 35,184
China Pacific Insurance Group Co. Ltd. , Class H .... 44,400 170,832
China Petroleum & Chemical Corp. , Class A ....... 14,800 12,031
China Petroleum & Chemical Corp. , Class H ...... 398,600 242,862
China Railway Group Ltd. , Class A ............. 33,900 22,089
China Railway Group Ltd. , Class H ............. 50,000 21,935
China Resources Beer Holdings Co. Ltd. ......... 30,000 73,788
China Resources Gas Group Ltd. .............. 11,100 24,173
China Resources Land Ltd. .................. 50,444 192,896
China Resources Microelectronics Ltd. , Class A .... 1,600 14,596
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 7,400 36,823
China Resources Power Holdings Co. Ltd.
(c)
....... 42,200 100,819
China Shenhua Energy Co. Ltd. , Class A ......... 7,800 56,659
China Shenhua Energy Co. Ltd. , Class H ......... 56,000 330,750
China Southern Airlines Co. Ltd. , Class A
(a)
........ 22,200 16,517
China State Construction Engineering Corp. Ltd. , Class
A .................................. 37,000 23,842
China Taiping Insurance Holdings Co. Ltd. ........ 22,240 59,868
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 25,900 14,301
China Tourism Group Duty Free Corp. Ltd. , Class A .. 2,000 15,615
China Tower Corp. Ltd. , Class H
(b)
.............. 74,000 86,030
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 2,600 25,402
China United Network Communications Ltd. , Class A . 33,400 21,372
China XD Electric Co. Ltd. , Class A ............. 7,600 14,301
China Yangtze Power Co. Ltd. , Class A .......... 25,956 108,527
China Zheshang Bank Co. Ltd. , Class A .......... 18,640 8,046
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 7,400 9,141
Chongqing Changan Automobile Co. Ltd. , Class A ... 6,452 6,789
Chongqing Polycomp International Corp. , Class A ... 3,700 17,073
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 14,800 14,980
Chongqing Rural Commercial Bank Co. Ltd. , Class H 37,000 30,861
Chow Tai Fook Jewellery Group Ltd. ............ 29,600 48,733
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 7,400 15,174
CITIC Ltd. .............................. 74,000 123,808
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 3,700 7,569
CITIC Securities Co. Ltd. , Class A .............. 12,975 53,659
CITIC Securities Co. Ltd. , Class H ............. 22,050 76,816
CMOC Group Ltd. , Class A .................. 18,500 52,309
CMOC Group Ltd. , Class H .................. 69,000 147,018
Security Shares Value
a
China (continued)
CNPC Capital Co. Ltd. , Class A ............... 11,100 $ 12,067
Contemporary Amperex Technology Co. Ltd. , Class A 4,640 250,801
Contemporary Amperex Technology Co. Ltd. , Class H 3,100 235,722
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 3,500 10,013
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 24,000 50,949
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 13,270 33,572
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 37,349 81,972
CRRC Corp. Ltd. , Class A ................... 25,900 23,970
CRRC Corp. Ltd. , Class H ................... 74,000 50,382
CSC Financial Co. Ltd. , Class A ............... 7,400 28,181
CSI Solar Co. Ltd. , Class A .................. 7,400 10,010
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 2,048 13,459
CSPC Pharmaceutical Group Ltd. .............. 152,160 178,809
Daqin Railway Co. Ltd. , Class A ............... 18,500 13,108
Datang International Power Generation Co. Ltd. , Class
A .................................. 11,100 9,647
Dazhong Mining Co. Ltd. , Class A .............. 3,700 15,509
Dongfang Electric Corp. Ltd. , Class A ........... 3,700 14,155
Dongxing Securities Co. Ltd. , Class A ........... 4,199 8,789
East Money Information Co. Ltd. , Class A ......... 18,588 53,600
Eastroc Beverage Group Co. Ltd. , Class A ........ 1,183 21,124
ENN Energy Holdings Ltd. ................... 11,100 70,225
ENN Natural Gas Co. Ltd. , Class A ............. 3,700 10,077
Eoptolink Technology, Inc. Ltd. , Class A .......... 1,480 88,690
Eve Energy Co. Ltd. , Class A ................. 3,900 30,585
Everbright Securities Co. Ltd. , Class A ........... 5,797 12,694
Far East Horizon Ltd. ...................... 37,000 33,307
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 3,700 23,379
Focus Media Information Technology Co. Ltd. , Class A 9,339 6,905
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 5,341 26,728
Founder Securities Co. Ltd. , Class A ............ 11,100 11,360
Founder Technology Group Corp. , Class A
(a)
....... 7,400 14,083
Foxconn Industrial Internet Co. Ltd. , Class A ....... 11,100 107,156
Full Truck Alliance Co. Ltd. , ADR .............. 13,387 113,388
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 2,225 18,714
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 12,400 86,708
Ganfeng Lithium Group Co. Ltd. , Class A ......... 2,000 16,016
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 7,400 38,459
GD Power Development Co. Ltd. , Class A ........ 24,900 19,196
GDS Holdings Ltd. , Class A
(a)
................. 18,200 72,776
Geely Automobile Holdings Ltd. ............... 111,000 248,556
GEM Co. Ltd. , Class A ..................... 7,699 7,469
Genscript Biotech Corp.
(a)
................... 20,000 86,320
GF Securities Co. Ltd. , Class A ............... 7,400 24,012
GF Securities Co. Ltd. , Class H ............... 18,000 42,576
Giant Biogene Holding Co. Ltd.
(b)
.............. 7,400 24,279
Giant Network Group Co. Ltd. , Class A .......... 3,700 15,107
GigaDevice Semiconductor, Inc. , Class A ......... 900 54,272
GoerTek, Inc. , Class A ..................... 3,700 13,333
Goldwind Science & Technology Co. Ltd. , Class A ... 5,153 14,046
Gotion High-tech Co. Ltd. , Class A ............. 3,700 14,694
Great Wall Motor Co. Ltd. , Class H ............. 37,000 37,243
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 3,700 21,452
Guangdong Fenghua Advanced Technology Holding
Co. Ltd. , Class A ....................... 700 5,822
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 3,700 18,221
Guangdong Investment Ltd. .................. 58,000 65,438
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 3,000 16,255
Guolian Minsheng Securities Co. Ltd. , Class A ..... 3,700 4,888

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)
44
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Guosen Securities Co. Ltd. , Class A ............ 11,100 $ 16,924
Guotai Haitong Securities Co. Ltd. ............. 17,482 46,663
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 33,928 65,699
Guoyuan Securities Co. Ltd. , Class A ........... 7,420 8,511
H World Group Ltd. , Class A , ADR ............. 3,246 153,601
Haidilao International Holding Ltd.
(b)
............ 32,000 47,803
Haier Smart Home Co. Ltd. , Class A ............ 37,000 100,975
Haier Smart Home Co. Ltd. , Class A ............ 7,479 23,574
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 44,400 8,578
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 22,200 9,116
Haitian International Holdings Ltd. ............. 12,000 27,624
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 700 29,026
Hangzhou First Applied Material Co. Ltd. , Class A ... 3,940 8,964
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 3,700 18,778
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 24,000 107,818
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 3,700 15,138
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 3,700 13,251
Hengan International Group Co. Ltd. ............ 14,000 39,414
Hengli Petrochemical Co. Ltd. , Class A .......... 3,700 10,642
Hengtong Optic-electric Co. Ltd. , Class A ......... 3,700 37,051
Hengyi Petrochemical Co. Ltd. , Class A .......... 3,700 10,750
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 840 28,625
Horizon Robotics , Class B
(a)
.................. 115,200 69,098
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 13,345 208,529
Huadian Power International Corp. Ltd. , Class A .... 15,400 10,520
Huadong Medicine Co. Ltd. , Class A ............ 2,900 11,769
Huafon Chemical Co. Ltd. , Class A ............. 7,400 13,073
Huaneng Power International, Inc. , Class A ....... 7,200 7,156
Huaneng Power International, Inc. , Class H
(c)
...... 74,000 52,122
Huatai Securities Co. Ltd. , Class A ............. 11,100 32,060
Huatai Securities Co. Ltd. , Class H
(b)
............ 14,800 33,293
Huaxia Bank Co. Ltd. , Class A ................ 11,100 10,293
Huayu Automotive Systems Co. Ltd. , Class A ...... 3,799 8,731
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 1,200 15,786
Hundsun Technologies, Inc. , Class A ............ 3,100 10,139
Hwatsing Technology Co. Ltd. , Class A .......... 400 15,503
Hygon Information Technology Co. Ltd. , Class A .... 2,729 102,878
IEIT Systems Co. Ltd. , Class A ................ 1,983 25,155
Iflytek Co. Ltd. , Class A ..................... 3,129 18,744
Industrial & Commercial Bank of China Ltd. , Class A . 58,400 70,164
Industrial & Commercial Bank of China Ltd. , Class H . 1,110,050 1,069,138
Industrial Bank Co. Ltd. , Class A ............... 18,500 48,292
Industrial Securities Co. Ltd. , Class A ........... 11,100 9,775
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
55,500 18,564
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 3,700 16,208
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 14,800 10,546
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 3,700 21,950
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 7,400 29,179
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 18,700 62,279
Innovent Biologics, Inc.
(a) (b)
................... 25,500 336,342
J&T Global Express Ltd.
(a)
................... 44,400 54,952
JCET Group Co. Ltd. , Class A ................ 2,400 27,005
JD Health International, Inc.
(a) (b)
............... 18,500 85,639
JD Logistics, Inc.
(a) (b)
....................... 29,600 41,482
JD.com, Inc. , Class A ...................... 37,970 536,884
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 7,400 16,082
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 1,400 21,333
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 7,568 51,888
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 1,900 10,927
Security Shares Value
a
China (continued)
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 3,700 $ 19,380
Jiangxi Copper Co. Ltd. , Class A .............. 2,400 17,280
Jiangxi Copper Co. Ltd. , Class H .............. 20,000 95,002
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 3,700 12,431
Jinko Solar Co. Ltd. , Class A
(a)
................ 14,800 9,041
Kanzhun Ltd. , ADR ....................... 6,327 109,837
KE Holdings, Inc. , Class A ................... 36,462 210,018
Kingboard Holdings Ltd. .................... 11,500 79,252
Kingboard Laminates Holdings Ltd. ............. 18,500 108,999
Kingfa Sci & Tech Co. Ltd. , Class A ............. 3,700 7,734
Kingnet Network Co. Ltd. , Class A ............. 3,700 9,443
Kingsoft Corp. Ltd. ........................ 15,000 47,406
Kuaishou Technology , Class B
(b)
............... 48,300 205,557
Kunlun Energy Co. Ltd. ..................... 74,000 73,052
Kweichow Moutai Co. Ltd. , Class A ............. 1,300 251,463
Laopu Gold Co. Ltd. , Class H
(c)
................ 500 25,141
LB Group Co. Ltd. , Class A .................. 3,700 8,924
Leader Harmonious Drive Systems Co. Ltd. , Class A . 370 16,549
Legend Biotech Corp. , Class A , ADR
(a) (c)
......... 1,184 24,604
Lenovo Group Ltd. ........................ 132,000 505,732
Lens Technology Co. Ltd. , Class A ............. 7,400 42,821
Li Auto, Inc. , Class A
(a)
..................... 21,318 128,558
Li Ning Co. Ltd. .......................... 37,000 64,148
Lingyi iTech Guangdong Co. , Class A ........... 11,100 21,099
Longfor Group Holdings Ltd.
(b) (c)
............... 37,000 29,591
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 11,148 20,015
Luxshare Precision Industry Co. Ltd. , Class A ...... 7,902 67,566
Luzhou Laojiao Co. Ltd. , Class A .............. 1,600 18,341
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 1,200 14,089
Meituan , Class B
(a) (b)
....................... 85,360 853,967
Metallurgical Corp. of China Ltd. , Class A
(a)
....... 18,500 7,045
Midea Group Co. Ltd. , Class A ................ 3,700 48,329
Midea Group Co. Ltd. , Class H ................ 7,400 95,483
MINISO Group Holding Ltd. .................. 7,420 17,416
MMG Ltd.
(a)
............................. 84,000 98,356
Montage Technology Co. Ltd. , Class A ........... 1,350 41,065
Muyuan Foods Group Co. Ltd. , Class A .......... 3,778 23,793
NARI Technology Co. Ltd. , Class A ............. 8,188 27,979
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 7,400 27,166
NAURA Technology Group Co. Ltd. , Class A ....... 810 84,323
NetEase, Inc. ........................... 29,675 723,166
New China Life Insurance Co. Ltd. , Class A ....... 2,200 19,667
New China Life Insurance Co. Ltd. , Class H ....... 16,100 94,997
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 3,700 3,909
New Oriental Education & Technology Group, Inc. ... 22,230 128,493
Ningbo Tuopu Group Co. Ltd. , Class A .......... 3,700 25,936
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 8,100 29,791
NIO, Inc. , Class A
(a)
....................... 29,642 126,804
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 26,800 146,428
OmniVision Integrated Circuits Group, Inc. ........ 1,475 18,257
Orient Overseas International Ltd.
(c)
............ 2,500 50,008
Orient Securities Co. Ltd. , Class A ............. 11,888 16,252
PDD Holdings, Inc. , ADR
(a)
.................. 8,757 735,588
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 14,800 16,391
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 111,000 80,749
PetroChina Co. Ltd. , Class A ................. 21,900 37,245
PetroChina Co. Ltd. , Class H ................. 362,000 469,150
Pharmaron Beijing Co. Ltd. , Class A ............ 3,700 23,841
PICC Property & Casualty Co. Ltd. , Class H ....... 120,322 260,611
Ping An Bank Co. Ltd. , Class A ................ 14,800 25,814
Ping An Insurance Group Co. of China Ltd. , Class A . 11,100 92,114
Ping An Insurance Group Co. of China Ltd. , Class H . 103,500 742,360

iShares
®
MSCI BIC ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
45
Schedule of Investments
Security Shares Value
a
China (continued)
Piotech, Inc. , Class A ...................... 399 $ 40,175
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 11,100 8,207
Pop Mart International Group Ltd.
(b) (c)
............ 9,400 186,586
Postal Savings Bank of China Co. Ltd. , Class A ..... 37,000 28,969
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 111,000 74,948
Power Construction Corp. of China Ltd. , Class A .... 18,500 12,687
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 7,400 30,989
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 1,600 15,723
Remegen Co. Ltd. , Class H
(a) (b)
................ 3,500 35,918
Rongsheng Petrochemical Co. Ltd. , Class A ....... 12,550 27,722
SAIC Motor Corp. Ltd. , Class A ............... 7,400 11,445
Sailun Group Co. Ltd. , Class A ................ 3,700 8,366
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 7,400 14,400
Sany Heavy Industry Co. Ltd. , Class A ........... 11,153 33,194
Satellite Chemical Co. Ltd. , Class A ............ 3,700 15,692
SDIC Capital Co. Ltd. , Class A ................ 3,700 3,589
SDIC Power Holdings Co. Ltd. , Class A .......... 7,400 15,090
SenseTime Group, Inc. , Class B
(a) (b)
............ 501,000 91,611
Seres Group Co. Ltd. , Class A ................ 2,700 19,934
SF Holding Co. Ltd. , Class A ................. 5,100 24,131
Shaanxi Coal Industry Co. Ltd. , Class A .......... 10,705 44,044
Shandong Gold Mining Co. Ltd. , Class A ......... 3,780 21,315
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 9,750 33,715
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 2,652 8,463
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 22,200 15,993
Shandong Sun Paper Industry JSC Ltd. , Class A .... 3,700 8,207
Shanghai Baosight Software Co. Ltd. , Class A ..... 3,720 9,761
Shanghai Electric Group Co. Ltd. , Class A ........ 14,400 14,239
Shanghai Electric Power Co. Ltd. , Class A ........ 3,700 7,326
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 4,100 13,643
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 3,700 8,948
Shanghai Pudong Development Bank Co. Ltd. , Class A 33,300 45,403
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 3,700 12,938
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 4,100 2,972
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 11,100 14,706
Shanghai Stonehill Technology Co. Ltd. , Class A .... 11,100 10,654
Shanghai United Imaging Healthcare Co. Ltd. , Class A 1,215 18,885
Shanjin International Gold Co. Ltd. , Class A ....... 3,700 14,474
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 7,200 7,958
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 3,652 9,765
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 1,360 23,636
Shenergy Co. Ltd. , Class A .................. 7,400 9,469
Shengyi Technology Co. Ltd. , Class A ........... 2,500 56,921
Shennan Circuits Co. Ltd. , Class A ............. 800 43,848
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 27,994 19,031
Shenzhen Envicool Technology Co. Ltd. , Class A ... 1,430 14,484
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 3,700 13,605
Shenzhen Inovance Technology Co. Ltd. , Class A ... 1,497 13,772
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 600 34,012
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 1,400 34,465
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 800 5,946
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 1,297 11,038
Shenzhou International Group Holdings Ltd. ....... 11,100 49,532
Sichuan Changhong Electric Co. Ltd. , Class A ..... 7,400 7,678
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 7,405 17,140
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 3,700 22,380
Security Shares Value
a
China (continued)
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 900 $ 56,950
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 12,488 16,836
Sino Biopharmaceutical Ltd. ................. 165,000 114,399
Sinoma Science & Technology Co. Ltd. , Class A .... 3,700 29,350
Sinopharm Group Co. Ltd. , Class H ............ 14,800 29,162
Sinotruk Hong Kong Ltd. .................... 13,500 69,115
Smoore International Holdings Ltd.
(b)
............ 37,000 49,590
SooChow Securities Co. Ltd. , Class A ........... 7,452 9,423
Sungrow Power Supply Co. Ltd. , Class A ......... 2,450 33,318
Sunny Optical Technology Group Co. Ltd. ........ 11,200 101,229
Sunwoda Electronic Co. Ltd. , Class A ........... 3,700 9,582
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 400 23,174
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 2,100 61,792
Suzhou TFC Optical Communication Co. Ltd. , Class A 1,260 49,479
TAL Education Group , ADR
(a)
................. 4,921 57,773
TBEA Co. Ltd. , Class A ..................... 6,160 17,523
TCL Technology Group Corp. , Class A ........... 28,150 21,312
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 9,550 13,500
Tencent Holdings Ltd. ...................... 104,124 5,980,380
Tencent Music Entertainment Group , ADR ........ 10,459 86,496
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 15,200 8,706
Tianqi Lithium Corp. , Class A
(a)
................ 1,900 14,090
Tianshan Aluminum Group Co. Ltd. , Class A ....... 7,400 14,552
Tianshui Huatian Technology Co. Ltd. , Class A ..... 6,200 15,700
Tingyi Cayman Islands Holding Corp. ........... 38,000 61,749
Tongcheng Travel Holdings Ltd.
(b)
.............. 25,200 38,623
TongFu Microelectronics Co. Ltd. , Class A ........ 2,800 26,852
Tongkun Group Co. Ltd. .................... 3,700 15,234
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 22,200 22,027
Tongwei Co. Ltd. , Class A
(a)
.................. 9,095 15,674
Trip.com Group Ltd.
(a)
...................... 10,050 451,114
Tsingtao Brewery Co. Ltd. , Class H ............. 12,000 62,267
UBTech Robotics Corp. Ltd. , Class H
(a)
.......... 3,350 36,100
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 1,100 10,442
Unisplendour Corp. Ltd. , Class A .............. 5,680 32,867
United Nova Technology Co. Ltd. , Class A
(a)
....... 14,800 19,287
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 3,700 14,902
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 605 17,979
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 1,000 36,108
Vipshop Holdings Ltd. , ADR .................. 4,460 58,426
Wanhua Chemical Group Co. Ltd. , Class A ........ 3,700 41,981
Want Want China Holdings Ltd. ............... 37,000 14,515
Wanxiang Qianchao Co. Ltd. , Class A ........... 3,700 6,194
Weichai Power Co. Ltd. , Class A ............... 7,400 29,850
Weichai Power Co. Ltd. , Class H .............. 37,100 149,867
Wens Foodstuff Group Co. Ltd. , Class A ......... 9,240 19,626
Western Mining Co. Ltd. , Class A .............. 3,856 22,549
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 40,700 9,505
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 8,024 15,474
Wuliangye Yibin Co. Ltd. , Class A .............. 4,000 42,418
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 2,160 40,071
WuXi AppTec Co. Ltd. , Class A ................ 2,528 58,235
WuXi AppTec Co. Ltd. , Class H
(b)
.............. 6,687 161,041
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 55,500 344,214
WuXi XDC Cayman, Inc.
(a)
................... 6,000 53,314
XCMG Construction Machinery Co. Ltd. , Class A .... 17,400 20,420
Xiaomi Corp. , Class B
(a) (b)
................... 289,000 1,014,507
XPeng, Inc. , Class A
(a)
..................... 20,826 118,358
XtalPi Holdings Ltd.
(a) (c)
..................... 31,000 29,336

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)
46
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Yadea Group Holdings Ltd.
(b)
................. 24,000 $ 28,659
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 7,500 158,621
Yankuang Energy Group Co. Ltd. , Class A ........ 5,960 20,975
Yankuang Energy Group Co. Ltd. , Class H ........ 55,900 99,663
Yealink Network Technology Corp. Ltd. , Class A .... 3,700 22,794
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 4,030 6,164
YTO Express Group Co. Ltd. , Class A ........... 3,700 9,325
Yum China Holdings, Inc. ................... 5,565 249,048
Yunnan Aluminium Co. Ltd. , Class A ............ 3,875 15,640
Yunnan Baiyao Group Co. Ltd. , Class A .......... 8 60
Yunnan Yuntianhua Co. Ltd. , Class A ........... 3,700 17,301
Yutong Bus Co. Ltd. , Class A ................. 3,700 16,407
Z.AI Co. Ltd.
(a)
........................... 900 136,207
Zangge Mining Co. Ltd. , Class A ............... 1,800 20,942
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 900 16,361
Zhaojin Mining Industry Co. Ltd. , Class H ......... 30,000 88,108
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 11,200 23,538
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 3,700 6,865
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 3,700 14,127
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 3,700 9,033
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 2,200 12,929
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 2,300 14,762
Zhejiang Juhua Co. Ltd. , Class A .............. 3,700 22,329
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b)
8,400 39,267
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 3,700 7,011
Zhejiang NHU Co. Ltd. , Class A ............... 3,743 15,054
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 3,700 19,958
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 11,100 8,058
Zheshang Securities Co. Ltd. , Class A ........... 8,400 11,734
Zhongji Innolight Co. Ltd. , Class A ............. 1,240 157,636
Zhongjin Gold Corp. Ltd. , Class A .............. 5,000 19,079
Zhongtai Securities Co. Ltd. , Class A ............ 10,900 9,226
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 7,400 29,768
Zijin Mining Group Co. Ltd. , Class A ............ 22,200 111,198
Zijin Mining Group Co. Ltd. , Class H ............ 103,000 480,276
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 14,200 14,128
ZTE Corp. , Class A ....................... 3,700 18,816
ZTE Corp. , Class H
(c)
...................... 14,848 44,948
ZTO Express Cayman, Inc. .................. 5,640 119,785
42,968,676
a
Hong Kong  —  0 .1%
China Renewable Energy Investment Ltd.
(a) (d)
...... 7,709 —
Zijin Gold International Co. Ltd. ............... 6,000 115,604
115,604
a
India  —  31 .7%
ABB India Ltd. ........................... 799 64,036
Adani Energy Solutions Ltd.
(a)
................ 3,552 52,810
Adani Enterprises Ltd. ..................... 4,329 129,810
Adani Ports & Special Economic Zone Ltd. ........ 9,768 163,245
Adani Power Ltd.
(a)
........................ 61,889 128,604
Aditya Birla Capital Ltd.
(a)
................... 17,301 74,290
Alkem Laboratories Ltd. .................... 737 41,241
Ambuja Cements Ltd. ...................... 7,992 33,624
APL Apollo Tubes Ltd.
(a)
.................... 3,080 71,823
Apollo Hospitals Enterprise Ltd. ............... 1,734 161,924
Ashok Leyland Ltd. ....................... 53,798 99,097
Asian Paints Ltd. ......................... 6,467 179,755
Astral Ltd. .............................. 31 495
Security Shares Value
a
India (continued)
AU Small Finance Bank Ltd.
(b)
................ 10,176 $ 115,992
Aurobindo Pharma Ltd.
(a)
.................... 4,810 86,652
Avenue Supermarts Ltd.
(a) (b)
.................. 2,442 99,939
Axis Bank Ltd. ........................... 38,993 531,578
Bajaj Auto Ltd. ........................... 1,149 146,415
Bajaj Finance Ltd. ........................ 42,808 474,631
Bajaj Finserv Ltd. ......................... 6,627 140,488
Bajaj Holdings & Investment Ltd. .............. 551 67,325
Bank of Baroda .......................... 17,797 44,543
Bharat Electronics Ltd. ..................... 57,467 249,940
Bharat Forge Ltd. ......................... 4,321 95,411
Bharat Heavy Electricals Ltd. ................. 23,488 109,027
Bharat Petroleum Corp. Ltd. ................. 27,306 92,811
Bharti Airtel Ltd. .......................... 47,087 895,057
Billionbrains Garage Ventures Ltd.
(a) (b)
........... 26,973 54,263
Bosch Ltd. ............................. 128 67,238
Britannia Industries Ltd. .................... 1,628 89,719
BSE Ltd. .............................. 2,331 80,212
Canara Bank ............................ 35,409 47,105
CG Power & Industrial Solutions Ltd. ............ 11,115 106,843
Cholamandalam Investment and Finance Co. Ltd. ... 7,696 149,907
Cipla Ltd. .............................. 7,856 116,149
Coal India Ltd. ........................... 25,267 106,572
Colgate-Palmolive India Ltd. ................. 1,770 35,262
Coromandel International Ltd. ................ 2,479 49,606
Cummins India Ltd. ....................... 2,454 131,426
Dabur India Ltd. .......................... 5,698 22,787
Divi's Laboratories Ltd. ..................... 1,986 197,325
Dixon Technologies India Ltd. ................ 629 97,921
DLF Ltd. ............................... 10,406 75,395
Dr Reddy's Laboratories Ltd. ................. 7,918 96,450
Eicher Motors Ltd. ........................ 2,405 200,821
Eternal Ltd.
(a)
............................ 82,138 282,588
Federal Bank Ltd. ........................ 32,054 119,914
Fortis Healthcare Ltd. ...................... 8,695 82,814
FSN E-Commerce Ventures Ltd.
(a)
............. 24,494 89,752
GAIL India Ltd. .......................... 36,002 67,043
GE Vernova T&D India Ltd. .................. 2,311 107,830
GMR Airports Ltd.
(a)
....................... 55,204 54,223
Godrej Consumer Products Ltd. ............... 5,772 54,589
Godrej Properties Ltd. ..................... 2,490 52,597
Grasim Industries Ltd. ...................... 4,397 155,502
Havells India Ltd. ......................... 3,135 40,932
HCL Technologies Ltd. ..................... 14,985 206,041
HDFC Asset Management Co. Ltd.
(b)
............ 3,256 89,513
HDFC Bank Ltd. ......................... 195,463 1,452,094
HDFC Life Insurance Co. Ltd.
(b)
............... 14,554 82,961
Hero MotoCorp Ltd. ....................... 2,053 117,359
Hindalco Industries Ltd. .................... 21,393 228,046
Hindustan Aeronautics Ltd. .................. 2,825 142,401
Hindustan Petroleum Corp. Ltd. ............... 16,058 61,590
Hindustan Unilever Ltd. ..................... 11,877 245,198
Hitachi Energy India Ltd. .................... 229 81,150
ICICI Bank Ltd. .......................... 90,475 1,378,172
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 3,811 62,669
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 5,772 31,315
IDFC First Bank Ltd. ....................... 73,268 66,083
Indian Bank ............................ 5,106 48,105
Indian Hotels Co. Ltd. (The) , Class A ............ 14,490 112,240
Indian Oil Corp. Ltd. ....................... 43,512 63,520
Indus Towers Ltd. ......................... 21,932 89,482
IndusInd Bank Ltd. ........................ 9,768 104,137
Info Edge India Ltd. ....................... 5,965 82,151
Infosys Ltd. ............................. 51,108 608,573

iShares
®
MSCI BIC ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
47
Schedule of Investments
Security Shares Value
a
India (continued)
InterGlobe Aviation Ltd.
(a) (b)
.................. 3,346 $ 183,510
ITC Ltd. ............................... 47,540 127,473
Jindal Stainless Ltd. ....................... 5,114 37,678
Jindal Steel Ltd. .......................... 5,513 68,997
Jio Financial Services Ltd. ................... 42,152 106,737
JSW Energy Ltd. ......................... 7,565 41,294
JSW Steel Ltd. .......................... 9,879 135,463
Kotak Mahindra Bank Ltd. ................... 90,576 398,319
L&T Finance Ltd. ......................... 13,878 46,715
Larsen & Toubro Ltd. ...................... 11,470 486,264
Laurus Labs Ltd.
(b)
........................ 6,438 129,387
Lenskart Solutions Ltd.
(a)
.................... 11,692 81,274
Lodha Developers Ltd.
(b)
.................... 4,687 58,948
LTM Ltd.
(b)
............................. 1,062 50,550
Lupin Ltd. .............................. 3,849 88,427
Mahindra & Mahindra Ltd. ................... 14,725 507,317
Mankind Pharma Ltd.
(a)
..................... 1,887 47,898
Marico Ltd. ............................. 7,696 66,230
Maruti Suzuki India Ltd. .................... 1,943 276,458
Max Healthcare Institute Ltd. ................. 11,972 130,947
Mphasis Ltd. ............................ 2,068 52,635
MRF Ltd. .............................. 37 51,925
Multi Commodity Exchange of India Ltd. ......... 1,166 41,598
Muthoot Finance Ltd. ...................... 2,035 63,557
National Aluminium Co. Ltd. .................. 14,528 58,198
Nestle India Ltd. ......................... 10,181 159,931
NHPC Ltd. ............................. 55,669 44,815
NMDC Ltd. ............................. 52,725 48,777
NTPC Ltd. ............................. 72,631 249,551
Oberoi Realty Ltd. ........................ 2,184 42,790
Oil & Natural Gas Corp. Ltd. ................. 38,529 93,784
Oil India Ltd. ............................ 7,141 36,243
One 97 Communications Ltd.
(a)
................ 6,804 122,519
Oracle Financial Services Software Ltd. .......... 444 58,416
Page Industries Ltd. ....................... 111 41,708
PB Fintech Ltd.
(a)
......................... 5,994 117,958
Persistent Systems Ltd. .................... 1,790 104,938
Petronet LNG Ltd. ........................ 11,359 35,797
Phoenix Mills Ltd. (The) .................... 3,478 69,320
PI Industries Ltd. ......................... 1,295 32,220
Pidilite Industries Ltd. ...................... 5,165 91,493
Polycab India Ltd. ........................ 928 91,970
Power Finance Corp. Ltd. ................... 21,759 76,740
Power Grid Corp. of India Ltd. ................ 67,142 185,810
Prestige Estates Projects Ltd. ................ 3,326 56,955
Punjab National Bank ...................... 37,629 45,065
REC Ltd. .............................. 18,389 62,358
Reliance Industries Ltd. .................... 98,180 1,315,619
Samvardhana Motherson International Ltd. ....... 74,176 132,746
SBI Cards & Payment Services Ltd. ............ 17 115
SBI Life Insurance Co. Ltd.
(b)
................. 7,104 129,754
Shree Cement Ltd. ........................ 122 29,698
Shriram Finance Ltd. ...................... 25,197 293,221
Siemens Energy India Ltd. ................... 1,611 54,576
Siemens Ltd. ............................ 1,369 57,855
Solar Industries India Ltd. ................... 451 95,208
SRF Ltd. .............................. 2,146 57,645
State Bank of India ........................ 31,308 348,042
Sun Pharmaceutical Industries Ltd. ............. 14,740 306,937
Sundaram Finance Ltd. ..................... 1,110 52,908
Supreme Industries Ltd. .................... 1,184 44,218
Suzlon Energy Ltd.
(a)
...................... 178,116 88,770
Swiggy Ltd.
(a)
........................... 24,433 72,216
Tata Communications Ltd. ................... 2,155 38,966
Security Shares Value
a
India (continued)
Tata Consultancy Services Ltd. ............... 13,423 $ 337,664
Tata Consumer Products Ltd. ................. 8,533 92,896
Tata Motors Ltd. .......................... 31,807 157,051
Tata Motors Passenger Vehicles Ltd. ............ 27,663 89,656
Tata Power Co. Ltd. (The) ................... 23,125 84,200
Tata Steel Ltd. ........................... 123,025 237,779
Tech Mahindra Ltd. ....................... 9,287 158,525
Titan Co. Ltd. ........................... 6,113 327,065
Torrent Pharmaceuticals Ltd. ................. 2,430 129,347
Torrent Power Ltd. ........................ 2,960 37,740
Trent Ltd. .............................. 4,728 142,816
Tube Investments of India Ltd. ................ 1,776 51,792
TVS Motor Co. Ltd. ....................... 4,107 186,970
UltraTech Cement Ltd. ..................... 1,694 203,447
Union Bank of India Ltd. .................... 26,825 53,062
United Spirits Ltd. ........................ 4,366 68,299
UPL Ltd. ............................... 8,001 47,200
Varun Beverages Ltd. ...................... 20,868 87,653
Vedanta Aluminium Metal Ltd. ................ 22,986 105,088
Vedanta Ltd. ............................ 24,734 72,247
Vishal Mega Mart Ltd.
(a)
..................... 35,822 41,544
Vodafone Idea Ltd.
(a)
....................... 504,051 75,743
Voltas Ltd. ............................. 3,626 45,446
WAAREE Energies Ltd. .................... 1,471 40,205
Wipro Ltd. .............................. 34,279 66,345
Yes Bank Ltd.
(a)
.......................... 268,028 64,179
Zydus Lifesciences Ltd. .................... 3,626 44,200
23,909,758
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 2,622 —
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 83,790 10
Mobile TeleSystems PJSC
(a) (d)
................ 16,644 2
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 41,040 5
Ozon Holdings PLC , ADR
(a) (d)
................. 1,881 —
PhosAgro PJSC , GDR
(a) (d)
................... 28 —
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 10,830 —
Rosneft Oil Co. PJSC
(a) (d)
.................... 37,278 4
Sberbank of Russia PJSC
(a) (d)
................. 331,170 38
Severstal PAO
(a) (d)
........................ 6,669 1
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 3,884 1
United Co. RUSAL International PJSC
(a) (d)
........ 95,760 11
VK IPJSC , GDR
(a) (d)
....................... 4,446 1
VTB Bank PJSC
(a) (d)
....................... 30,668 —
73
a
Total Common Stocks — 97.0%
(Cost: $ 72,647,281 ) ................................. 73,188,994
a
Preferred Stocks
Brazil  —  2 .8%
Axia Energia SA , Class C, Preference Shares
(a)
.... 2,246 23,034
Banco Bradesco SA , Preference Shares , NVS ..... 93,424 309,938
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 24,568 50,733
Gerdau SA , Preference Shares , NVS ........... 21,223 97,236
Itau Unibanco Holding SA , Preference Shares , NVS . 90,794 692,492
Itausa SA , Preference Shares , NVS ............ 106,647 269,625

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI BIC ETF
(Percentages shown are based on Net Assets)
48
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Brazil (continued)
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 76,692 $ 666,340
2,109,398
a
Total Preferred Stocks — 2.8%
(Cost: $ 963,949 ) ................................... 2,109,398
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 2,161 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.8%
(Cost: $ 73,611,230 ) ................................. 75,298,392
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 568,778 $ 568,949
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 1,127,471 1,127,471
a
Total Short-Term Securities — 2.3%
(Cost: $ 1,696,309 ) .................................. 1,696,420
Total Investments —  102.1%
(Cost: $ 75,307,539 ) ................................. 76,994,812
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (1,554,822)
Net Assets — 100.0% ................................. $ 75,439,990
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 596,281 $ — $ (27,827)
(a)
$ 503 $ (8) $ 568,949 568,778 $ 23,559
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,560,000 — (432,529)
(a)
— — 1,127,471 1,127,471 53,080 —
$ — $ 503 $ (8)
$ 1,696,420
$ 76,639 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 1 09/18/26 $ 30 $ (354)

iShares
®
MSCI BIC ETF
Schedule of Investments
(continued)
August 31, 2026
49
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 354 $ — $ — $ — $ 354
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 5,331 $ — $ — $ — $ 5,331
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (2,113) $ — $ — $ — $ (2,113)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 85,951
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 8,723,085 $ 64,465,836 $ 73 $ 73,188,994
Preferred Stocks .......................................... 2,109,398 — — 2,109,398
Rights ................................................. — — — —
Short-Term Securities
Money Market Funds ....................................... 1,696,420 — — 1,696,420
$ 12,528,903 $ 64,465,836 $ 73 $ 76,994,812
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ — $ (354) $ — $ (354)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
50
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
China  —  29 .4%
360 Security Technology, Inc. , Class A ........... 112,099 $ 153,650
37 Interactive Entertainment Network Technology
Group Co. Ltd. , Class A ................... 31,176 85,462
3SBio, Inc.
(a) (b)
........................... 189,500 388,867
AAC Technologies Holdings, Inc. .............. 75,500 427,271
Accelink Technologies Co. Ltd. , Class A
(a)
........ 7,500 201,224
ACM Research Shanghai, Inc. , Class A .......... 6,239 279,577
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 6,447 346,952
AECC Aviation Power Co. Ltd. , Class A .......... 26,000 149,469
Agricultural Bank of China Ltd. , Class A .......... 537,000 553,292
Agricultural Bank of China Ltd. , Class H .......... 2,400,000 1,938,607
Aier Eye Hospital Group Co. Ltd. , Class A ........ 122,208 149,345
Air China Ltd. , Class A
(a)
.................... 165,900 143,614
Akeso, Inc.
(a) (b)
........................... 65,000 744,629
Alibaba Group Holding Ltd. .................. 1,440,520 20,591,897
Alibaba Health Information Technology Ltd.
(a)
...... 600,000 235,608
Aluminum Corp. of China Ltd. , Class A .......... 127,100 184,849
Aluminum Corp. of China Ltd. , Class H .......... 420,000 458,348
Amlogic Shanghai Co. Ltd. , Class A ............ 10,875 157,544
Angel Yeast Co. Ltd. , Class A ................. 15,000 92,569
Anhui Conch Cement Co. Ltd. , Class A .......... 62,100 163,074
Anhui Conch Cement Co. Ltd. , Class H .......... 118,000 254,869
Anhui Gujing Distillery Co. Ltd. , Class A .......... 8,600 117,375
Anhui Jianghuai Automobile Group Corp. Ltd. , Class
A
(a)
................................. 26,700 83,409
Anker Innovations Technology Co. Ltd. , Class A .... 7,500 140,319
ANTA Sports Products Ltd. .................. 121,800 1,203,845
Avary Holding Shenzhen Co. Ltd. , Class A ........ 15,400 213,386
Baidu, Inc. , Class A
(a)
...................... 185,692 2,220,883
Baiyin Nonferrous Group Co. Ltd. , Class A
(a)
....... 105,000 107,029
Bank of Beijing Co. Ltd. , Class A .............. 217,500 173,205
Bank of Changsha Co. Ltd. , Class A ............ 60,000 86,528
Bank of Chengdu Co. Ltd. , Class A ............. 44,700 126,750
Bank of China Ltd. , Class A .................. 300,000 290,725
Bank of China Ltd. , Class H .................. 5,824,000 4,371,388
Bank of Communications Co. Ltd. , Class A ........ 367,500 396,046
Bank of Communications Co. Ltd. , Class H ....... 680,000 675,420
Bank of Hangzhou Co. Ltd. , Class A ............ 67,400 167,843
Bank of Jiangsu Co. Ltd. , Class A .............. 144,558 260,145
Bank of Nanjing Co. Ltd. , Class A .............. 112,800 195,774
Bank of Ningbo Co. Ltd. , Class A .............. 52,500 266,634
Bank of Shanghai Co. Ltd. , Class A ............. 132,270 186,659
Bank of Suzhou Co. Ltd. , Class A .............. 67,500 89,321
Baoshan Iron & Steel Co. Ltd. , Class A .......... 202,500 175,357
Beijing Compass Technology Development Co. Ltd. ,
Class A .............................. 7,500 95,095
Beijing Enlight Media Co. Ltd. , Class A .......... 47,300 82,086
Beijing Enterprises Holdings Ltd. .............. 60,500 249,289
Beijing Kingsoft Office Software, Inc. , Class A ...... 7,921 293,902
Beijing New Building Materials PLC , Class A ...... 35,000 87,799
Beijing Tong Ren Tang Co. Ltd. , Class A ......... 24,600 87,504
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 379,000 275,827
BeOne Medicines Ltd. , Class H
(a)
.............. 71,275 1,951,669
Bilibili, Inc. , Class Z
(a) (c)
..................... 24,267 394,458
Biwin Storage Technology Co. Ltd. , Class A ....... 2,786 97,415
Bluefocus Intelligent Communications Group Co. Ltd. ,
Class A .............................. 52,500 109,981
BOC Aviation Ltd.
(b)
....................... 30,500 291,608
BOC International China Co. Ltd. , Class A ........ 45,000 80,382
BOE Technology Group Co. Ltd. , Class A ......... 249,100 222,716
Bosideng International Holdings Ltd. ............ 458,000 249,138
Security Shares Value
a
China (continued)
BYD Co. Ltd. , Class A ...................... 34,900 $ 458,228
BYD Co. Ltd. , Class H ..................... 318,400 3,514,449
BYD Electronic International Co. Ltd. ............ 99,500 341,740
C&D International Investment Group Ltd. ......... 148,000 243,946
Caitong Securities Co. Ltd. , Class A ............ 90,580 119,765
Cambricon Technologies Corp. Ltd. , Class A ....... 3,847 635,730
Canmax Technologies Co. Ltd. , Class A
(a)
........ 13,100 125,362
CGN Power Co. Ltd. , Class H
(b)
............... 1,135,000 439,519
Changjiang Securities Co. Ltd. , Class A .......... 60,300 82,919
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 15,599 266,415
Chifeng Jilong Gold Mining Group Ltd. , Class A ..... 22,500 156,952
China CITIC Bank Corp. Ltd. , Class A ........... 120,000 158,078
China CITIC Bank Corp. Ltd. , Class H ........... 791,000 842,356
China Coal Energy Co. Ltd. , Class H ............ 235,000 364,245
China Construction Bank Corp. , Class A ......... 157,550 257,529
China Construction Bank Corp. , Class H ......... 7,273,000 8,791,824
China CSSC Holdings Ltd. , Class A ............ 57,662 292,267
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 266,372 138,007
China Energy Engineering Corp. Ltd. , Class A ..... 481,700 178,412
China Everbright Bank Co. Ltd. , Class A ......... 479,800 212,067
China Feihe Ltd.
(b)
........................ 535,000 191,420
China Galaxy Securities Co. Ltd. , Class A ........ 93,000 170,964
China Galaxy Securities Co. Ltd. , Class H ........ 380,500 381,382
China Gas Holdings Ltd. .................... 351,200 253,552
China Gold International Resources Corp. Ltd. ..... 24,100 784,581
China Great Wall Securities Co. Ltd. , Class A ...... 90,000 108,844
China Greatwall Technology Group Co. Ltd. , Class A
(a)
25,500 55,334
China Hongqiao Group Ltd. .................. 310,000 899,236
China International Capital Corp. Ltd. , Class A ..... 33,500 173,058
China International Capital Corp. Ltd. , Class H
(b)
.... 186,000 533,580
China Jushi Co. Ltd. , Class A ................. 32,200 210,177
China Life Insurance Co. Ltd. , Class A ........... 19,600 112,171
China Life Insurance Co. Ltd. , Class H .......... 678,000 2,608,427
China Longyuan Power Group Corp. Ltd. , Class H .. 318,000 220,127
China Mengniu Dairy Co. Ltd. ................ 304,000 701,472
China Merchants Bank Co. Ltd. , Class A ......... 123,400 736,793
China Merchants Bank Co. Ltd. , Class H ......... 337,831 2,190,419
China Merchants Energy Shipping Co. Ltd. , Class A . 63,044 175,951
China Merchants Expressway Network & Technology
Holdings Co. Ltd. , Class A ................. 74,500 108,897
China Merchants Port Holdings Co. Ltd. ......... 150,000 307,454
China Merchants Securities Co. Ltd. , Class A ...... 72,370 201,390
China Merchants Shekou Industrial Zone Holdings Co.
Ltd. , Class A .......................... 114,875 111,587
China Minsheng Banking Corp. Ltd. , Class A ...... 300,200 157,721
China Minsheng Banking Corp. Ltd. , Class H ...... 797,660 353,693
China National Building Material Co. Ltd. , Class H
(c)
.. 482,000 220,893
China National Chemical Engineering Co. Ltd. , Class A 120,700 133,608
China National Nuclear Power Co. Ltd. , Class A .... 175,500 232,251
China National Software & Service Co. Ltd. , Class A
(a)
15,000 75,583
China Nonferrous Mining Corp. Ltd. ............ 154,000 323,775
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 31,200 188,479
China Oilfield Services Ltd. , Class H ............ 240,000 225,750
China Overseas Land & Investment Ltd. ......... 338,500 539,251
China Pacific Insurance Group Co. Ltd. , Class A .... 47,400 225,371
China Pacific Insurance Group Co. Ltd. , Class H .... 256,200 985,745
China Petroleum & Chemical Corp. , Class A ....... 266,500 216,627
China Petroleum & Chemical Corp. , Class H ...... 2,110,600 1,285,964
China Railway Group Ltd. , Class A ............. 219,196 142,827
China Railway Group Ltd. , Class H ............. 537,000 235,578
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 15,000 138,361
China Resources Beer Holdings Co. Ltd. ......... 154,500 380,011

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
51
Schedule of Investments
Security Shares Value
a
China (continued)
China Resources Gas Group Ltd. .............. 122,500 $ 266,772
China Resources Land Ltd. .................. 263,777 1,008,672
China Resources Microelectronics Ltd. , Class A .... 7,342 66,976
China Resources Mixc Lifestyle Services Ltd.
(b)
..... 75,000 373,202
China Resources Power Holdings Co. Ltd.
(c)
....... 224,000 535,154
China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd. , Class A .......................... 19,410 70,789
China Shenhua Energy Co. Ltd. , Class A ......... 38,600 280,389
China Shenhua Energy Co. Ltd. , Class H ......... 306,500 1,810,267
China Southern Airlines Co. Ltd. , Class A
(a)
........ 181,400 134,966
China State Construction Engineering Corp. Ltd. , Class
A .................................. 320,540 206,545
China Taiping Insurance Holdings Co. Ltd. ........ 152,500 410,519
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 352,600 194,691
China Tourism Group Duty Free Corp. Ltd. , Class A .. 23,000 179,574
China Tower Corp. Ltd. , Class H
(b)
.............. 436,200 507,110
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 21,500 210,058
China United Network Communications Ltd. , Class A . 328,451 210,168
China XD Electric Co. Ltd. , Class A ............. 61,700 116,103
China Yangtze Power Co. Ltd. , Class A .......... 136,300 569,895
China Zheshang Bank Co. Ltd. , Class A .......... 331,310 143,014
Chongqing Afari Technology Co. Ltd. , Class A
(a)
.... 67,484 83,365
Chongqing Changan Automobile Co. Ltd. , Class A ... 105,412 110,917
Chongqing Rural Commercial Bank Co. Ltd. , Class A . 173,400 175,509
Chongqing Rural Commercial Bank Co. Ltd. , Class H 231,000 192,672
Chow Tai Fook Jewellery Group Ltd.
(c)
........... 181,200 298,324
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 45,000 92,277
CITIC Ltd. .............................. 455,000 761,253
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 37,500 76,712
CITIC Securities Co. Ltd. , Class A .............. 84,590 349,830
CITIC Securities Co. Ltd. , Class H ............. 150,225 523,341
CMOC Group Ltd. , Class A .................. 103,700 293,214
CMOC Group Ltd. , Class H .................. 357,000 760,655
CNGR Advanced Material Co. Ltd. , Class A ....... 15,754 93,527
CNPC Capital Co. Ltd. , Class A ............... 120,000 130,449
Contemporary Amperex Technology Co. Ltd. , Class A 24,526 1,325,677
Contemporary Amperex Technology Co. Ltd. , Class H 16,500 1,254,648
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class A .............................. 45,500 130,170
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 160,000 339,659
COSCO SHIPPING Holdings Co. Ltd. , Class A ..... 100,250 253,629
COSCO SHIPPING Holdings Co. Ltd. , Class H ..... 225,950 495,905
CRRC Corp. Ltd. , Class A ................... 220,700 204,258
CRRC Corp. Ltd. , Class H ................... 456,000 310,461
CSC Financial Co. Ltd. , Class A ............... 40,200 153,093
CSI Solar Co. Ltd. , Class A .................. 45,000 60,871
CSPC Innovation Pharmaceutical Co. Ltd. , Class A
(a)
. 19,100 125,519
CSPC Pharmaceutical Group Ltd. .............. 775,200 910,968
Daqin Railway Co. Ltd. , Class A ............... 195,000 138,162
Datang International Power Generation Co. Ltd. , Class
A .................................. 113,400 98,553
Dazhong Mining Co. Ltd. , Class A .............. 22,500 94,310
Delton Technology Guangzhou, Inc. , Class A ...... 7,500 181,252
Dongfang Electric Corp. Ltd. , Class A ........... 22,500 86,075
Dongxing Securities Co. Ltd. , Class A ........... 54,600 114,284
Dosilicon Co. Ltd. , Class A
(a)
................. 9,000 160,223
East Money Information Co. Ltd. , Class A ......... 106,498 307,097
Eastroc Beverage Group Co. Ltd. , Class A ........ 10,810 193,025
Ecovacs Robotics Co. Ltd. , Class A ............. 11,100 86,938
Empyrean Technology Co. Ltd. , Class A .......... 8,700 128,977
Security Shares Value
a
China (continued)
ENN Energy Holdings Ltd. ................... 73,300 $ 463,736
ENN Natural Gas Co. Ltd. , Class A ............. 35,200 95,868
Eoptolink Technology, Inc. Ltd. , Class A .......... 8,980 538,132
Eve Energy Co. Ltd. , Class A ................. 21,300 167,044
Everbright Securities Co. Ltd. , Class A ........... 85,200 186,566
EverProX Technologies Co. Ltd. , Class A ......... 1,900 59,593
Far East Horizon Ltd. ...................... 309,000 278,159
Fiberhome Telecommunication Technologies Co. Ltd. ,
Class A .............................. 19,300 121,951
Focus Media Information Technology Co. Ltd. , Class A 164,400 121,556
Foshan Haitian Flavouring & Food Co. Ltd. , Class A . 39,998 200,165
Founder Securities Co. Ltd. , Class A ............ 174,152 178,231
Founder Technology Group Corp. , Class A
(a)
....... 45,000 85,639
Foxconn Industrial Internet Co. Ltd. , Class A ....... 57,600 556,055
Full Truck Alliance Co. Ltd. , ADR .............. 67,517 571,869
Fuyao Glass Industry Group Co. Ltd. , Class A ...... 23,700 199,333
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 60,000 419,555
Ganfeng Lithium Group Co. Ltd. , Class A ......... 23,020 184,345
Ganfeng Lithium Group Co. Ltd. , Class H
(b)
....... 47,200 245,304
GD Power Development Co. Ltd. , Class A ........ 188,900 145,629
GDS Holdings Ltd. , Class A
(a)
................. 99,700 398,666
Geely Automobile Holdings Ltd. ............... 611,000 1,368,178
GEM Co. Ltd. , Class A ..................... 120,000 116,417
Genscript Biotech Corp.
(a)
................... 150,000 647,398
GF Securities Co. Ltd. , Class A ............... 57,400 186,254
GF Securities Co. Ltd. , Class H ............... 124,200 293,772
Giant Biogene Holding Co. Ltd.
(b)
.............. 63,000 206,698
Giant Network Group Co. Ltd. , Class A .......... 18,900 77,171
GigaDevice Semiconductor, Inc. , Class A ......... 6,300 379,902
GoerTek, Inc. , Class A ..................... 54,300 195,670
Goldwind Science & Technology Co. Ltd. , Class A ... 46,302 126,208
Gotion High-tech Co. Ltd. , Class A ............. 25,300 100,476
Great Wall Motor Co. Ltd. , Class H ............. 272,000 273,789
Gree Electric Appliances, Inc. of Zhuhai , Class A .... 24,600 142,625
Guangdong Haid Group Co. Ltd. , Class A ........ 11,300 77,734
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(a)
................................. 24,500 120,653
Guangdong Investment Ltd. .................. 260,000 293,344
Guangzhou Tinci Materials Technology Co. Ltd. , Class
A .................................. 25,300 137,081
Guolian Minsheng Securities Co. Ltd. , Class A ..... 82,500 108,993
Guosen Securities Co. Ltd. , Class A ............ 95,200 145,150
Guotai Haitong Securities Co. Ltd. ............. 118,350 315,897
Guotai Haitong Securities Co. Ltd. , Class H
(b)
...... 215,728 417,744
Guoyuan Securities Co. Ltd. , Class A ........... 100,440 115,206
H World Group Ltd. , Class A , ADR ............. 17,250 816,270
Haidilao International Holding Ltd.
(b)
............ 230,000 343,583
Haier Smart Home Co. Ltd. , Class A ............ 225,400 615,126
Haier Smart Home Co. Ltd. , Class A ............ 61,500 193,852
Hainan Airlines Holding Co. Ltd. , Class A
(a)
........ 740,500 143,071
Hainan Airport Infrastructure Co. Ltd. , Class A ...... 120,500 49,479
Haisco Pharmaceutical Group Co. Ltd. , Class A .... 15,000 149,223
Haitian International Holdings Ltd. ............. 75,000 172,652
Hangzhou Chang Chuan Technology Co. Ltd. , Class A 7,700 319,291
Hangzhou First Applied Material Co. Ltd. , Class A ... 40,389 91,890
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 24,600 124,850
Hangzhou Tigermed Consulting Co. Ltd. , Class A ... 8,000 62,840
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 158,000 709,801
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 30,000 122,742
Henan Shijia Photons Technology Co. Ltd. , Class A .. 8,911 208,969
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 28,556 102,268
Hengan International Group Co. Ltd. ............ 87,000 244,931

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
52
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Hengli Petrochemical Co. Ltd. , Class A .......... 69,100 $ 198,753
Hengtong Optic-electric Co. Ltd. , Class A ......... 22,800 228,313
Hgtech Co. Ltd. , Class A .................... 8,000 124,535
Hithink RoyalFlush Information Network Co. Ltd. , Class
A .................................. 7,780 265,122
Horizon Robotics , Class B
(a) (c)
................. 591,000 354,487
Hoshine Silicon Industry Co. Ltd. , Class A
(a)
....... 15,000 77,511
Hua Hong Grace Semiconductor Ltd.
(a) (b)
......... 71,000 1,109,445
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 3,284 124,850
Huadian Power International Corp. Ltd. , Class A .... 159,000 108,612
Huadong Medicine Co. Ltd. , Class A ............ 22,572 91,602
Huafon Chemical Co. Ltd. , Class A ............. 67,500 119,247
Huaneng Power International, Inc. , Class A ....... 128,700 127,913
Huaneng Power International, Inc. , Class H
(c)
...... 472,000 332,451
Huaqin Co. Ltd. , Class A .................... 4,440 53,923
Huatai Securities Co. Ltd. , Class A ............. 87,800 253,593
Huatai Securities Co. Ltd. , Class H
(b)
............ 137,200 308,630
Huaxia Bank Co. Ltd. , Class A ................ 152,000 140,954
Huayu Automotive Systems Co. Ltd. , Class A ...... 34,600 79,523
Hubei Feilihua Quartz Glass Co. Ltd. , Class A
(a)
.... 8,000 113,591
Huizhou Desay Sv Automotive Co. Ltd. , Class A .... 8,800 115,762
Hunan Yuneng New Energy Battery Material Co. Ltd. ,
Class A .............................. 7,500 69,131
Hundsun Technologies, Inc. , Class A ............ 35,475 116,024
Hwatsing Technology Co. Ltd. , Class A .......... 4,938 191,390
Hygon Information Technology Co. Ltd. , Class A .... 15,379 579,758
IEIT Systems Co. Ltd. , Class A ................ 10,500 133,199
Iflytek Co. Ltd. , Class A ..................... 28,800 172,521
Imeik Technology Development Co. Ltd. , Class A ... 7,500 103,645
Industrial & Commercial Bank of China Ltd. , Class A . 397,500 477,574
Industrial & Commercial Bank of China Ltd. , Class H . 5,645,000 5,436,946
Industrial Bank Co. Ltd. , Class A ............... 144,700 377,721
Industrial Securities Co. Ltd. , Class A ........... 155,140 136,619
Ingenic Semiconductor Co. Ltd. , Class A ......... 8,200 170,437
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(a)
543,500 181,796
Inner Mongolia Dian Tou Energy Corp. Ltd. , Class A . 37,500 164,269
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd. , Class A ................... 140,700 100,262
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 22,900 135,854
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 67,600 266,550
Inner Mongolia Yitai Coal Co. Ltd. , Class B ....... 100,300 334,042
Innovent Biologics, Inc.
(a) (b)
................... 123,500 1,628,949
Isoftstone Information Technology Group Co. Ltd. ,
Class A .............................. 15,000 84,226
J&T Global Express Ltd.
(a)
................... 243,200 300,999
JCET Group Co. Ltd. , Class A ................ 15,000 168,784
JD Health International, Inc.
(a) (b)
............... 106,800 494,392
JD Logistics, Inc.
(a) (b)
....................... 173,400 243,004
JD.com, Inc. , Class A ...................... 201,994 2,856,131
Jiangsu Eastern Shenghong Co. Ltd. , Class A
(a)
.... 73,200 159,078
Jiangsu Etern Co. Ltd. , Class A ............... 15,000 89,765
Jiangsu Hengli Hydraulic Co. Ltd. , Class A ........ 14,520 221,258
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 41,376 283,682
Jiangsu Yanghe Distillery Co. Ltd. , Class A ........ 23,503 135,161
Jiangsu Zhongtian Technology Co. Ltd. , Class A .... 32,400 169,703
Jiangxi Copper Co. Ltd. , Class A .............. 11,100 79,922
Jiangxi Copper Co. Ltd. , Class H .............. 127,000 603,263
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 37,500 125,986
Jinko Solar Co. Ltd. , Class A
(a)
................ 165,393 101,036
Kanzhun Ltd. , ADR ....................... 36,375 631,470
KE Holdings, Inc. , Class A ................... 187,758 1,081,470
Kingboard Laminates Holdings Ltd. ............. 105,000 618,645
Kingfa Sci & Tech Co. Ltd. , Class A ............. 37,500 78,381
Security Shares Value
a
China (continued)
Kingnet Network Co. Ltd. , Class A ............. 30,000 $ 76,568
Kingsoft Corp. Ltd. ........................ 99,200 313,515
Kuaishou Technology , Class B
(b)
............... 266,000 1,132,052
Kuang-Chi Technologies Co. Ltd. , Class A ........ 23,000 97,773
Kunlun Energy Co. Ltd. ..................... 402,000 396,850
Kunlun Tech Co. Ltd. , Class A
(a)
............... 14,700 96,036
Kweichow Moutai Co. Ltd. , Class A ............. 7,518 1,454,228
Laopu Gold Co. Ltd. , Class H
(c)
................ 5,600 281,579
LB Group Co. Ltd. , Class A .................. 42,200 101,786
Leader Harmonious Drive Systems Co. Ltd. , Class A . 825 36,900
Legend Biotech Corp. , Class A , ADR
(a) (c)
......... 8,777 182,386
Lenovo Group Ltd. ........................ 636,000 2,436,708
Lens Technology Co. Ltd. , Class A ............. 39,000 225,680
Li Auto, Inc. , Class A
(a)
..................... 112,500 678,431
Li Ning Co. Ltd. .......................... 225,000 390,088
Lingyi iTech Guangdong Co. , Class A ........... 62,600 118,990
Longfor Group Holdings Ltd.
(b) (c)
............... 262,500 209,937
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 67,622 121,407
Luxshare Precision Industry Co. Ltd. , Class A ...... 49,541 423,601
Luzhou Laojiao Co. Ltd. , Class A .............. 13,700 157,043
Maxscend Microelectronics Co. Ltd. , Class A
(a)
..... 8,425 98,915
Meituan , Class B
(a) (b)
....................... 440,150 4,403,394
Metallurgical Corp. of China Ltd. , Class A
(a)
....... 255,400 97,257
Midea Group Co. Ltd. , Class A ................ 21,200 276,911
Midea Group Co. Ltd. , Class H ................ 45,000 580,644
MINISO Group Holding Ltd. .................. 74,340 174,487
MMG Ltd.
(a)
............................. 616,000 721,280
Montage Technology Co. Ltd. , Class A ........... 12,789 389,020
Muyuan Foods Group Co. Ltd. , Class A .......... 40,211 253,242
NARI Technology Co. Ltd. , Class A ............. 62,793 214,571
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 30,800 113,071
NAURA Technology Group Co. Ltd. , Class A ....... 4,820 501,774
NetEase, Inc. ........................... 154,500 3,765,092
New China Life Insurance Co. Ltd. , Class A ....... 15,900 142,137
New China Life Insurance Co. Ltd. , Class H ....... 97,500 575,297
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 75,700 79,981
New Oriental Education & Technology Group, Inc. ... 121,260 700,905
Nexchip Semiconductor Corp. , Class A
(a)
......... 19,800 114,030
Ningbo Deye Technology Corp. , Class A ......... 7,560 99,004
Ningbo Orient Wires & Cables Co. Ltd. , Class A .... 14,140 71,175
Ningbo Tuopu Group Co. Ltd. , Class A .......... 18,245 127,893
Ningxia Baofeng Energy Group Co. Ltd. , Class A ... 54,300 199,710
NIO, Inc. , Class A
(a)
....................... 162,230 693,996
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 168,200 919,000
OmniVision Integrated Circuits Group, Inc. ........ 14,330 177,367
Orient Overseas International Ltd.
(c)
............ 21,000 420,069
Orient Securities Co. Ltd. , Class A ............. 109,244 149,343
PDD Holdings, Inc. , ADR
(a)
.................. 44,852 3,767,568
People's Insurance Co. Group of China Ltd. (The) ,
Class A .............................. 143,800 159,262
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 831,000 604,521
PetroChina Co. Ltd. , Class A ................. 175,500 298,473
PetroChina Co. Ltd. , Class H ................. 1,836,000 2,379,446
Pharmaron Beijing Co. Ltd. , Class A ............ 15,200 97,942
PICC Property & Casualty Co. Ltd. , Class H ....... 600,740 1,301,170
Ping An Bank Co. Ltd. , Class A ................ 161,336 281,403
Ping An Insurance Group Co. of China Ltd. , Class A . 67,700 561,815
Ping An Insurance Group Co. of China Ltd. , Class H . 525,500 3,769,179
Piotech, Inc. , Class A ...................... 2,721 273,973
Poly Developments and Holdings Group Co. Ltd. , Class
A .................................. 161,000 119,045
Pop Mart International Group Ltd.
(b) (c)
............ 52,400 1,040,116
Postal Savings Bank of China Co. Ltd. , Class A ..... 289,000 226,272

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
53
Schedule of Investments
Security Shares Value
a
China (continued)
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 750,000 $ 506,402
Power Construction Corp. of China Ltd. , Class A .... 224,400 153,888
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 41,600 174,209
QuantumCTek Co. Ltd. , Class A ............... 2,171 123,520
Range Intelligent Computing Technology Group Co.
Ltd. , Class A .......................... 15,500 152,320
Remegen Co. Ltd. , Class H
(a) (b)
................ 32,000 328,398
RoboTechnik Intelligent Technology Co. Ltd. , Class A
(a)
2,900 245,217
Rockchip Electronics Co. Ltd. , Class A .......... 7,500 216,895
Rongsheng Petrochemical Co. Ltd. , Class A ....... 77,928 172,137
SAIC Motor Corp. Ltd. , Class A ............... 112,722 174,337
Sailun Group Co. Ltd. , Class A ................ 45,000 101,754
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 62,000 120,649
Sangfor Technologies, Inc. , Class A ............ 7,500 149,770
Sany Heavy Industry Co. Ltd. , Class A ........... 77,000 229,168
Satellite Chemical Co. Ltd. , Class A ............ 33,912 143,826
SDIC Capital Co. Ltd. , Class A ................ 150,576 146,054
SDIC Power Holdings Co. Ltd. , Class A .......... 76,500 156,002
SenseTime Group, Inc. , Class B
(a) (b) (c)
........... 2,867,000 524,252
Seres Group Co. Ltd. , Class A ................ 17,200 126,985
SF Holding Co. Ltd. , Class A ................. 45,100 213,395
SG Micro Corp. , Class A .................... 9,200 155,837
Shaanxi Coal Industry Co. Ltd. , Class A .......... 83,673 344,261
Shandong Gold Mining Co. Ltd. , Class A ......... 26,260 148,077
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 113,750 393,337
Shandong Himile Mechanical Science & Technology
Co. Ltd. , Class A ....................... 16,340 106,629
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 39,170 124,992
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 163,700 117,930
Shandong Sun Paper Industry JSC Ltd. , Class A .... 37,500 83,183
Shanghai Baosight Software Co. Ltd. , Class A ..... 38,348 100,618
Shanghai Electric Group Co. Ltd. , Class A ........ 115,900 114,604
Shanghai Electric Power Co. Ltd. , Class A ........ 37,500 74,246
Shanghai Fosun Pharmaceutical Group Co. Ltd. , Class
A .................................. 22,500 74,869
Shanghai International Airport Co. Ltd. , Class A ..... 23,500 81,575
Shanghai Pharmaceuticals Holding Co. Ltd. , Class A . 62,200 150,421
Shanghai Pudong Development Bank Co. Ltd. , Class A 217,700 296,825
Shanghai Putailai New Energy Technology Group Co.
Ltd. ................................ 37,675 131,736
Shanghai RAAS Blood Products Co. Ltd. , Class A ... 155,800 112,953
Shanghai Rural Commercial Bank Co. Ltd. , Class A .. 123,000 162,957
Shanghai Stonehill Technology Co. Ltd. , Class A .... 82,500 79,183
Shanghai United Imaging Healthcare Co. Ltd. , Class A 15,518 241,199
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd. , Class A .......................... 24,200 108,858
Shanjin International Gold Co. Ltd. , Class A ....... 36,700 143,563
Shannon Semiconductor Technology Co. Ltd. , Class A 8,000 212,295
Shanxi Coking Coal Energy Group Co. Ltd. , Class A . 105,280 116,357
Shanxi Lu'an Environmental Energy Development Co.
Ltd. , Class A .......................... 45,000 120,319
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. , Class A 8,020 139,385
Sharetronic Data Technology Co. Ltd. , Class A ..... 7,300 286,515
Shenergy Co. Ltd. , Class A .................. 67,500 86,376
Shengyi Electronics Co. Ltd. , Class A ........... 15,000 287,001
Shengyi Technology Co. Ltd. , Class A ........... 15,000 341,525
Shennan Circuits Co. Ltd. , Class A ............. 7,500 411,073
Shenwan Hongyuan Group Co. Ltd. , Class A ...... 195,800 133,110
Shenzhen Envicool Technology Co. Ltd. , Class A ... 15,120 153,151
Shenzhen Everwin Precision Technology Co. Ltd. ,
Class A .............................. 15,000 55,154
Shenzhen Inovance Technology Co. Ltd. , Class A ... 15,050 138,457
Shenzhen Kedali Industry Co. Ltd. , Class A ....... 500 13,185
Security Shares Value
a
China (continued)
Shenzhen Kinwong Electronic Co. Ltd. , Class A .... 8,500 $ 121,740
Shenzhen Longsys Electronics Co. Ltd. , Class A .... 3,300 187,067
Shenzhen Megmeet Electrical Co. Ltd. , Class A .... 8,000 155,124
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. ,
Class A .............................. 11,500 283,105
Shenzhen New Industries Biomedical Engineering Co.
Ltd. , Class A .......................... 8,000 59,456
Shenzhen Salubris Pharmaceuticals Co. Ltd. , Class A 15,500 73,724
Shenzhen Sunway Communication Co. Ltd. , Class A . 12,000 109,461
Shenzhen Techwinsemi Technology Co. Ltd. , Class A 2,800 181,569
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 16,609 141,352
Shenzhou International Group Holdings Ltd.
(c)
...... 85,300 380,634
Sichuan Biokin Pharmaceutical Co. Ltd. , Class A
(a)
.. 6,000 238,515
Sichuan Changhong Electric Co. Ltd. , Class A ..... 67,500 70,036
Sichuan Chuantou Energy Co. Ltd. , Class A ....... 67,900 157,162
Sichuan Huafeng Technology Co. Ltd. , Class A
(a)
.... 9,943 201,234
Sichuan Kelun Pharmaceutical Co. Ltd. , Class A .... 20,100 121,576
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 8,300 525,202
Sichuan Road and Bridge Group Co. Ltd. , Class A ... 105,620 142,395
Sino Biopharmaceutical Ltd. ................. 992,250 687,953
Sinoma Science & Technology Co. Ltd. , Class A .... 16,000 126,921
Sinomine Resource Group Co. Ltd. , Class A ....... 7,500 60,100
Sinopharm Group Co. Ltd. , Class H ............ 158,800 312,906
Sinotruk Hong Kong Ltd. .................... 79,000 404,450
Skyverse Technology Co. Ltd. , Class A
(a)
......... 3,450 187,725
Smoore International Holdings Ltd.
(b)
............ 225,000 301,560
SooChow Securities Co. Ltd. , Class A ........... 102,836 130,035
Spring Airlines Co. Ltd. , Class A ............... 15,945 103,197
Sungrow Power Supply Co. Ltd. , Class A ......... 15,660 212,961
Sunny Optical Technology Group Co. Ltd.
(c)
....... 65,000 587,489
Sunwoda Electronic Co. Ltd. , Class A ........... 30,400 78,726
SUPCON Technology Co. Ltd. , Class A .......... 15,791 229,498
Suzhou Centec Communications Co. Ltd. , Class A
(a)
. 4,978 288,399
Suzhou Dongshan Precision Manufacturing Co. Ltd. ,
Class A
(a)
............................. 15,500 456,082
Suzhou Maxwell Technologies Co. Ltd. , Class A .... 5,800 191,988
Suzhou TFC Optical Communication Co. Ltd. , Class A 8,940 351,065
TAL Education Group , ADR
(a)
................. 29,898 351,003
TBEA Co. Ltd. , Class A ..................... 60,400 171,814
TCL Technology Group Corp. , Class A ........... 202,270 153,139
TCL Zhonghuan Renewable Energy Technology Co.
Ltd. , Class A
(a)
......................... 39,575 55,946
Tencent Holdings Ltd. ...................... 526,641 30,247,717
Tencent Music Entertainment Group , ADR ........ 59,502 492,082
Tianfeng Securities Co. Ltd. , Class A
(a)
.......... 150,000 85,910
Tianqi Lithium Corp. , Class A
(a)
................ 15,900 117,909
Tianshan Aluminum Group Co. Ltd. , Class A ....... 90,600 178,163
Tianshui Huatian Technology Co. Ltd. , Class A ..... 37,500 94,962
Tingyi Cayman Islands Holding Corp. ........... 278,000 451,746
Tongcheng Travel Holdings Ltd.
(b)
.............. 182,400 279,556
TongFu Microelectronics Co. Ltd. , Class A ........ 12,400 118,915
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 215,800 214,114
Tongwei Co. Ltd. , Class A
(a)
.................. 49,100 84,619
Trip.com Group Ltd.
(a)
...................... 50,896 2,284,567
Tsingtao Brewery Co. Ltd. , Class A ............. 8,264 62,360
Tsingtao Brewery Co. Ltd. , Class H ............. 70,000 363,226
UBTech Robotics Corp. Ltd. , Class H
(a) (c)
......... 23,000 247,852
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 7,559 71,756
Unisplendour Corp. Ltd. , Class A .............. 25,380 146,859
United Nova Technology Co. Ltd. , Class A
(a)
....... 78,149 101,843
Universal Scientific Industrial Shanghai Co. Ltd. , Class
A .................................. 27,900 112,368

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
54
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Verisilicon Microelectronics Shanghai Co. Ltd. , Class
A
(a)
................................. 5,130 $ 152,452
Victory Giant Technology Huizhou Co. Ltd. , Class A .. 9,100 328,584
Vipshop Holdings Ltd. , ADR .................. 29,193 382,428
Wanhua Chemical Group Co. Ltd. , Class A ........ 23,600 267,768
Want Want China Holdings Ltd. ............... 525,000 205,956
Wanxiang Qianchao Co. Ltd. , Class A ........... 45,000 75,337
Weichai Power Co. Ltd. , Class A ............... 47,924 193,315
Weichai Power Co. Ltd. , Class H .............. 184,200 744,086
Wens Foodstuff Group Co. Ltd. , Class A ......... 69,260 147,114
Western Mining Co. Ltd. , Class A .............. 26,400 154,380
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 16,000 118,784
Wintime Energy Group Co. Ltd. , Class A
(a)
........ 300,000 70,061
Wolong Electric Group Co. Ltd. , Class A ......... 22,500 98,569
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 53,605 103,374
Wuliangye Yibin Co. Ltd. , Class A .............. 30,700 325,559
WUS Printed Circuit Kunshan Co. Ltd. , Class A ..... 15,000 278,273
WuXi AppTec Co. Ltd. , Class A ................ 15,204 350,241
WuXi AppTec Co. Ltd. , Class H
(b) (c)
............. 38,696 931,901
Wuxi Biologics Cayman, Inc.
(a) (b)
............... 300,500 1,863,716
WuXi XDC Cayman, Inc.
(a) (c)
.................. 45,000 399,853
XCMG Construction Machinery Co. Ltd. , Class A .... 129,200 151,621
Xiamen Tungsten Co. Ltd. , Class A ............. 16,800 134,521
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 1,471,000 5,163,803
XPeng, Inc. , Class A
(a)
..................... 120,000 681,985
XtalPi Holdings Ltd.
(a)
...................... 208,000 196,835
Yadea Group Holdings Ltd.
(b)
................. 166,000 198,223
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class A .............................. 4,900 305,536
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 42,000 888,280
Yankuang Energy Group Co. Ltd. , Class A ........ 58,285 205,122
Yankuang Energy Group Co. Ltd. , Class H ........ 300,700 536,114
Yantai Jereh Oilfield Services Group Co. Ltd. , Class A 7,700 149,021
Yealink Network Technology Corp. Ltd. , Class A .... 16,180 99,677
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 51,718 79,111
YTO Express Group Co. Ltd. , Class A ........... 46,500 117,188
Yuanjie Semiconductor Technology Co. Ltd. , Class A . 1,137 259,201
Yum China Holdings, Inc. ................... 30,080 1,346,155
Yunnan Aluminium Co. Ltd. , Class A ............ 38,600 155,797
Yunnan Baiyao Group Co. Ltd. , Class A .......... 23,080 173,181
Yunnan Energy New Material Group Co. Ltd. , Class A
(a)
15,000 118,901
Yunnan Tin Co. Ltd. , Class A ................. 26,200 140,658
Yunnan Yuntianhua Co. Ltd. , Class A ........... 22,500 105,210
Yutong Bus Co. Ltd. , Class A ................. 30,000 133,027
Zangge Mining Co. Ltd. , Class A ............... 15,500 180,330
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. ,
Class A .............................. 9,199 167,228
Zhaojin Mining Industry Co. Ltd. , Class H ......... 157,500 462,567
Zhejiang Century Huatong Group Co. Ltd. , Class A .. 82,900 174,227
Zhejiang China Commodities City Group Co. Ltd. ,
Class A .............................. 69,000 128,031
Zhejiang Chint Electrics Co. Ltd. , Class A ......... 38,400 146,619
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 46,664 113,928
Zhejiang Huayou Cobalt Co. Ltd. , Class A ........ 23,395 137,485
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. ,
Class A .............................. 12,800 82,155
Zhejiang Juhua Co. Ltd. , Class A .............. 30,000 181,049
Zhejiang Leapmotor Technology Co. Ltd. , Class H
(a) (b) (c)
55,566 259,750
Zhejiang Longsheng Group Co. Ltd. , Class A ...... 45,000 85,270
Zhejiang NHU Co. Ltd. , Class A ............... 32,160 129,345
Zhejiang Sanhua Intelligent Controls Co. Ltd. , Class A 24,100 129,994
Zhejiang Zheneng Electric Power Co. Ltd. , Class A .. 135,000 97,998
Security Shares Value
a
China (continued)
Zheshang Securities Co. Ltd. , Class A ........... 122,800 $ 171,538
Zhongji Innolight Co. Ltd. , Class A ............. 6,640 844,113
Zhongjin Gold Corp. Ltd. , Class A .............. 37,500 143,092
Zhongtai Securities Co. Ltd. , Class A ............ 213,100 180,375
Zhuzhou CRRC Times Electric Co. Ltd. , Class H .... 67,700 272,335
Zijin Mining Group Co. Ltd. , Class A ............ 106,798 534,941
Zijin Mining Group Co. Ltd. , Class H ............ 556,000 2,592,559
Zoomlion Heavy Industry Science and Technology Co.
Ltd. , Class A .......................... 124,200 123,571
ZTE Corp. , Class A ....................... 30,900 157,133
ZTE Corp. , Class H
(c)
...................... 84,160 254,772
ZTO Express Cayman, Inc. .................. 37,585 798,249
257,593,505
a
Hong Kong  —  0 .1%
China Renewable Energy Investment Ltd.
(a) (d)
...... 2,513 —
Zijin Gold International Co. Ltd.
(c)
.............. 30,400 585,726
585,726
a
India  —  15 .0%
ABB India Ltd. ........................... 4,923 394,555
Adani Enterprises Ltd. ..................... 18,612 558,103
Adani Ports & Special Economic Zone Ltd. ........ 48,375 808,456
Adani Power Ltd.
(a)
........................ 312,085 648,505
Aditya Birla Capital Ltd.
(a)
................... 89,404 383,899
Alkem Laboratories Ltd. .................... 4,937 276,264
Ambuja Cements Ltd. ...................... 71,052 298,928
APL Apollo Tubes Ltd.
(a)
.................... 19,391 452,184
Apollo Hospitals Enterprise Ltd. ............... 9,678 903,750
Ashok Leyland Ltd. ....................... 282,968 521,235
Asian Paints Ltd. ......................... 36,226 1,006,930
Astral Ltd. .............................. 316 5,047
AU Small Finance Bank Ltd.
(b)
................ 57,386 654,122
Aurobindo Pharma Ltd.
(a)
.................... 25,427 458,064
Avenue Supermarts Ltd.
(a) (b)
.................. 14,550 595,460
Axis Bank Ltd. ........................... 204,601 2,789,252
Bajaj Auto Ltd. ........................... 6,383 813,374
Bajaj Finance Ltd. ........................ 221,405 2,454,814
Bajaj Finserv Ltd. ......................... 36,557 774,983
Bajaj Holdings & Investment Ltd. .............. 2,955 361,060
Bank of Baroda .......................... 114,081 285,526
Bharat Electronics Ltd. ..................... 324,375 1,410,797
Bharat Forge Ltd. ......................... 22,813 503,728
Bharat Heavy Electricals Ltd. ................. 124,212 576,571
Bharat Petroleum Corp. Ltd. ................. 168,077 571,280
Bharti Airtel Ltd. .......................... 240,746 4,576,239
Bosch Ltd. ............................. 754 396,074
Britannia Industries Ltd. .................... 10,878 599,488
BSE Ltd. .............................. 9,393 323,222
Canara Bank ............................ 219,619 292,160
CG Power & Industrial Solutions Ltd. ............ 62,781 603,483
Cholamandalam Investment and Finance Co. Ltd. ... 41,157 801,681
Cipla Ltd. .............................. 48,681 719,736
Coal India Ltd. ........................... 159,066 670,911
Colgate-Palmolive India Ltd. ................. 15,684 312,458
Coromandel International Ltd. ................ 14,646 293,076
Cummins India Ltd. ....................... 14,225 761,833
Dabur India Ltd. .......................... 60,450 241,744
Divi's Laboratories Ltd. ..................... 10,915 1,084,495
Dixon Technologies India Ltd. ................ 3,689 574,296
DLF Ltd. ............................... 69,818 505,857
Dr Reddy's Laboratories Ltd. ................. 49,884 607,640
Eicher Motors Ltd. ........................ 12,665 1,057,548
Eternal Ltd.
(a)
............................ 234,601 807,122
Federal Bank Ltd. ........................ 187,505 701,456

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
55
Schedule of Investments
Security Shares Value
a
India (continued)
Fortis Healthcare Ltd. ...................... 52,241 $ 497,560
FSN E-Commerce Ventures Ltd.
(a)
............. 128,328 470,227
GAIL India Ltd. .......................... 227,175 423,048
GE Vernova T&D India Ltd. .................. 13,208 616,276
GMR Airports Ltd.
(a)
....................... 325,800 320,010
Godrej Consumer Products Ltd. ............... 42,343 400,463
Godrej Properties Ltd. ..................... 15,754 332,774
Grasim Industries Ltd. ...................... 26,481 936,514
Havells India Ltd. ......................... 24,239 316,476
HCL Technologies Ltd. ..................... 81,002 1,113,763
HDFC Asset Management Co. Ltd.
(b)
............ 20,206 555,495
HDFC Bank Ltd. ......................... 990,968 7,361,899
HDFC Life Insurance Co. Ltd.
(b)
............... 99,342 566,269
Hero MotoCorp Ltd. ....................... 11,625 664,537
Hindalco Industries Ltd. .................... 118,438 1,262,528
Hindustan Aeronautics Ltd. .................. 16,333 823,306
Hindustan Petroleum Corp. Ltd. ............... 99,728 382,505
Hindustan Unilever Ltd. ..................... 65,961 1,361,750
Hitachi Energy India Ltd. .................... 1,315 465,993
ICICI Bank Ltd. .......................... 464,349 7,073,255
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 27,160 446,628
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 49,802 270,192
IDFC First Bank Ltd. ....................... 475,697 429,045
Indian Bank ............................ 32,121 302,619
Indian Hotels Co. Ltd. (The) , Class A ............ 85,971 665,932
Indian Oil Corp. Ltd. ....................... 301,004 439,416
Indus Towers Ltd. ......................... 130,489 532,393
IndusInd Bank Ltd. ........................ 58,967 628,650
Info Edge India Ltd. ....................... 33,114 456,052
Infosys Ltd. ............................. 267,602 3,186,492
InterGlobe Aviation Ltd.
(a) (b)
.................. 17,558 962,960
ITC Ltd. ............................... 281,636 755,176
Jindal Stainless Ltd. ....................... 36,758 270,817
Jindal Steel Ltd. .......................... 36,399 455,544
Jio Financial Services Ltd. ................... 267,003 676,103
JSW Energy Ltd. ......................... 48,903 266,937
JSW Steel Ltd. .......................... 59,593 817,154
Kotak Mahindra Bank Ltd. ................... 496,050 2,181,441
L&T Finance Ltd. ......................... 92,564 311,581
Larsen & Toubro Ltd. ...................... 59,101 2,505,554
Lodha Developers Ltd.
(b)
.................... 31,172 392,046
LTM Ltd.
(b)
............................. 6,752 321,389
Lupin Ltd. .............................. 22,530 517,603
Mahindra & Mahindra Ltd. ................... 76,776 2,645,147
Mankind Pharma Ltd.
(a)
..................... 12,075 306,499
Marico Ltd. ............................. 56,252 484,089
Maruti Suzuki India Ltd. .................... 10,650 1,515,327
Max Healthcare Institute Ltd. ................. 69,424 759,341
Mphasis Ltd. ............................ 12,852 327,109
MRF Ltd. .............................. 305 428,028
Multi Commodity Exchange of India Ltd. ......... 1,461 52,122
Muthoot Finance Ltd. ...................... 12,460 389,151
National Aluminium Co. Ltd. .................. 89,916 360,196
Nestle India Ltd. ......................... 56,109 881,401
NHPC Ltd. ............................. 438,624 353,100
NMDC Ltd. ............................. 374,312 346,282
NTPC Ltd. ............................. 390,979 1,343,354
Oberoi Realty Ltd. ........................ 14,993 293,750
Oil & Natural Gas Corp. Ltd. ................. 260,631 634,407
Oil India Ltd. ............................ 53,187 269,938
One 97 Communications Ltd.
(a)
................ 37,815 680,929
Oracle Financial Services Software Ltd. .......... 2,504 329,447
Page Industries Ltd. ....................... 753 282,941
PB Fintech Ltd.
(a)
......................... 34,241 673,838
Security Shares Value
a
India (continued)
Persistent Systems Ltd. .................... 9,980 $ 585,074
Petronet LNG Ltd. ........................ 101,775 320,737
Phoenix Mills Ltd. (The) .................... 21,478 428,080
PI Industries Ltd. ......................... 10,345 257,390
Pidilite Industries Ltd. ...................... 32,025 567,292
Polycab India Ltd. ........................ 5,227 518,027
Power Finance Corp. Ltd. ................... 139,412 491,679
Power Grid Corp. of India Ltd. ................ 405,687 1,122,703
Prestige Estates Projects Ltd. ................ 20,312 347,829
Punjab National Bank ...................... 275,480 329,922
REC Ltd. .............................. 129,318 438,525
Reliance Industries Ltd. .................... 497,922 6,672,191
Samvardhana Motherson International Ltd. ....... 400,513 716,763
SBI Cards & Payment Services Ltd. ............ 145 981
SBI Life Insurance Co. Ltd.
(b)
................. 42,847 782,595
Shree Cement Ltd. ........................ 1,128 274,588
Shriram Finance Ltd. ...................... 127,561 1,484,447
Siemens Energy India Ltd. ................... 9,227 312,585
Siemens Ltd. ............................ 8,719 368,473
Solar Industries India Ltd. ................... 2,301 485,751
SRF Ltd. .............................. 15,866 426,185
State Bank of India ........................ 164,194 1,825,297
Sun Pharmaceutical Industries Ltd. ............. 80,511 1,676,513
Sundaram Finance Ltd. ..................... 8,766 417,831
Supreme Industries Ltd. .................... 7,985 298,208
Suzlon Energy Ltd.
(a)
...................... 1,003,954 500,354
Swiggy Ltd.
(a)
........................... 146,950 434,339
Tata Communications Ltd. ................... 15,000 271,226
Tata Consultancy Services Ltd. ............... 73,358 1,845,368
Tata Consumer Products Ltd. ................. 56,480 614,882
Tata Motors Ltd. .......................... 173,245 855,417
Tata Motors Passenger Vehicles Ltd. ............ 179,917 583,115
Tata Power Co. Ltd. (The) ................... 146,873 534,779
Tata Steel Ltd. ........................... 696,600 1,346,367
Tech Mahindra Ltd. ....................... 51,482 878,773
Titan Co. Ltd. ........................... 31,867 1,704,988
Torrent Pharmaceuticals Ltd. ................. 13,305 708,215
Torrent Power Ltd. ........................ 22,728 289,782
Trent Ltd. .............................. 25,216 761,684
Tube Investments of India Ltd. ................ 12,301 358,726
TVS Motor Co. Ltd. ....................... 22,073 1,004,868
UltraTech Cement Ltd. ..................... 9,750 1,170,959
Union Bank of India Ltd. .................... 173,311 342,824
United Spirits Ltd. ........................ 28,815 450,763
UPL Ltd. ............................... 60,999 359,850
Varun Beverages Ltd. ...................... 127,210 534,327
Vedanta Aluminium Metal Ltd. ................ 123,375 564,046
Vedanta Ltd. ............................ 147,168 429,872
Vishal Mega Mart Ltd.
(a)
..................... 292,974 339,768
Vodafone Idea Ltd.
(a)
....................... 2,993,419 449,817
Voltas Ltd. ............................. 25,650 321,481
WAAREE Energies Ltd. .................... 9,525 260,337
Wipro Ltd. .............................. 248,584 481,116
Yes Bank Ltd.
(a)
.......................... 1,596,531 382,286
Zydus Lifesciences Ltd. .................... 21,902 266,981
131,727,150
a
Indonesia  —  0 .6%
Astra International Tbk PT ................... 1,697,100 459,465
Bank Central Asia Tbk PT ................... 4,518,500 1,649,465
Bank Mandiri Persero Tbk PT ................ 3,660,000 873,343
Bank Negara Indonesia Persero Tbk PT ......... 1,424,400 310,060
Bank Rakyat Indonesia Persero Tbk PT .......... 5,745,077 1,053,756
Barito Pacific Tbk PT ...................... 2,257,520 227,016
Bumi Resources Minerals Tbk PT
(a)
............. 7,281,000 307,802

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
(Percentages shown are based on Net Assets)
56
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Indonesia (continued)
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (d)
........ 40,600,000 $ 55,615
Telkom Indonesia Persero Tbk PT ............. 4,432,500 648,597
United Tractors Tbk PT ..................... 174,300 238,107
5,823,226
a
Malaysia  —  1 .3%
AMMB Holdings Bhd ...................... 252,200 431,815
CELCOMDIGI Bhd ........................ 367,800 257,358
CIMB Group Holdings Bhd .................. 705,000 1,392,290
Gamuda Bhd
(c)
.......................... 511,500 572,317
Hong Leong Bank Bhd ..................... 77,700 453,172
IHH Healthcare Bhd ....................... 188,600 386,100
IOI Corp. Bhd ........................... 264,100 306,912
Kuala Lumpur Kepong Bhd .................. 52,500 286,558
Malayan Banking Bhd ...................... 457,900 1,213,421
Maxis Bhd ............................. 289,100 267,668
MISC Bhd .............................. 171,700 337,770
Petronas Chemicals Group Bhd ............... 273,600 289,444
Petronas Gas Bhd ........................ 88,200 386,450
Press Metal Aluminium Holdings Bhd ........... 342,100 679,536
Public Bank Bhd ......................... 1,341,350 1,647,639
RHB Bank Bhd .......................... 177,462 382,307
SD Guthrie Bhd .......................... 225,100 355,598
Sunway Bhd ............................ 251,500 320,594
Telekom Malaysia Bhd ..................... 138,500 265,313
Tenaga Nasional Bhd ...................... 218,500 768,605
YTL Power International Bhd ................. 296,300 422,064
11,422,931
a
Philippines  —  0 .4%
Ayala Corp. ............................. 32,770 260,408
Bank of the Philippine Islands ................ 195,104 313,006
BDO Unibank, Inc. ........................ 253,510 471,210
International Container Terminal Services, Inc. ..... 87,220 1,236,931
Manila Electric Co. ........................ 30,150 222,998
Metropolitan Bank & Trust Co. ................ 240,752 257,558
PLDT, Inc. ............................. 11,330 205,133
SM Investments Corp. ..................... 24,004 213,734
SM Prime Holdings, Inc. .................... 1,088,250 311,673
3,492,651
a
South Korea  —  20 .0%
Alteogen, Inc.
(a)
.......................... 4,752 1,069,074
Amorepacific Corp. ....................... 3,379 363,018
APR Corp. ............................. 2,427 821,859
Celltrion, Inc.
(a) (c)
......................... 13,557 1,873,148
DB Insurance Co. Ltd. ..................... 4,350 573,949
Doosan Co. Ltd. ......................... 686 627,818
Doosan Enerbility Co. Ltd.
(a)
.................. 39,614 2,373,035
Ecopro BM Co. Ltd. ....................... 5,401 474,870
Ecopro Co. Ltd. .......................... 9,969 661,947
Hana Financial Group, Inc. .................. 24,051 2,389,577
Hankook Tire & Technology Co. Ltd. ............ 7,523 365,198
Hanmi Semiconductor Co. Ltd. ................ 3,907 623,433
Hanwha Aerospace Co. Ltd. ................. 2,952 2,370,114
Hanwha Ocean Co. Ltd.
(a)
................... 13,281 850,364
Hanwha Systems Co. Ltd. ................... 7,952 423,040
HD Hyundai Co. Ltd. ...................... 3,928 625,824
HD Hyundai Electric Co. Ltd. ................. 2,179 1,236,116
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 2,928 958,209
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 3,953 1,002,986
HLB Co. Ltd.
(a)
........................... 2,241 58,353
HMM Co. Ltd. ........................... 24,823 388,211
HYBE Co. Ltd.
(a)
......................... 2,695 352,522
Hyosung Heavy Industries Corp. .............. 455 977,985
Security Shares Value
a
South Korea (continued)
Hyundai Engineering & Construction Co. Ltd. ...... 6,801 $ 609,429
Hyundai Glovis Co. Ltd. .................... 3,696 557,917
Hyundai Mobis Co. Ltd. ..................... 5,250 1,732,889
Hyundai Motor Co. ........................ 11,677 3,436,417
Hyundai Rotem Co. Ltd. .................... 6,975 691,574
Industrial Bank of Korea .................... 27,450 414,667
Kakao Corp. ............................ 30,306 807,387
KakaoBank Corp.
(c)
....................... 20,989 334,462
KB Financial Group, Inc. .................... 29,506 3,701,345
Kia Corp. .............................. 21,471 2,048,085
Korea Aerospace Industries Ltd.
(c)
.............. 6,076 580,409
Korea Electric Power Corp. .................. 26,190 610,652
Korea Investment Holdings Co. Ltd. ............ 4,298 600,359
Korean Air Lines Co. Ltd. ................... 20,351 415,724
Krafton, Inc.
(a)
........................... 2,778 459,773
KT&G Corp. ............................ 8,266 1,074,775
LG Chem Ltd. ........................... 4,427 902,671
LG Corp. .............................. 8,472 735,969
LG Display Co. Ltd.
(a)
...................... 4,135 28,530
LG Electronics, Inc. ....................... 9,648 1,515,365
LG Energy Solution Ltd.
(a)
................... 4,425 1,219,215
LG Uplus Corp. .......................... 19,797 216,420
LIG Defense&Aerospace Co. Ltd. .............. 1,275 645,053
LS Electric Co. Ltd. ....................... 7,091 1,067,116
Meritz Financial Group, Inc.
(a) (c)
................ 6,822 608,103
Mirae Asset Securities Co. Ltd. ................ 20,101 505,806
NAVER Corp. ........................... 12,550 1,983,727
NH Investment & Securities Co. Ltd. ............ 17,191 332,011
POSCO Future M Co. Ltd. ................... 3,678 535,920
POSCO Holdings, Inc. ..................... 6,514 1,605,978
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 1,078 1,195,123
Samsung C&T Corp. ...................... 7,275 1,979,486
Samsung Electro-Mechanics Co. Ltd. ........... 4,878 5,144,457
Samsung Electronics Co. Ltd. ................ 293,863 55,476,301
Samsung Episholdings Co. Ltd.
(a)
.............. 126 35,591
Samsung Fire & Marine Insurance Co. Ltd. ....... 2,700 1,306,897
Samsung Heavy Industries Co. Ltd.
(a)
........... 61,492 934,410
Samsung Life Insurance Co. Ltd. .............. 7,281 1,618,367
Samsung SDI Co. Ltd.
(a)
.................... 5,409 2,270,156
Samsung SDS Co. Ltd. ..................... 3,832 669,295
Samyang Foods Co. Ltd.
(c)
.................. 450 503,700
Shinhan Financial Group Co. Ltd. .............. 36,916 2,939,229
SK hynix, Inc. ........................... 32,013 38,744,936
SK Innovation Co. Ltd.
(a)
.................... 6,140 561,135
SK Square Co. Ltd.
(a)
...................... 8,036 6,008,061
SK Telecom Co. Ltd. ....................... 9,978 683,200
SK, Inc. ............................... 3,300 1,301,569
S-Oil Corp. ............................. 4,450 487,202
Woori Financial Group, Inc. .................. 57,979 1,421,063
Yuhan Corp.
(c)
........................... 6,001 367,121
175,085,697
a
Taiwan  —  31 .2%
Accton Technology Corp. ................... 44,875 2,873,016
Advantech Co. Ltd. ....................... 46,158 983,740
Airtac International Group ................... 15,161 680,934
Alchip Technologies Ltd. .................... 8,000 1,027,129
ASE Technology Holding Co. Ltd. .............. 295,484 5,443,035
Asia Vital Components Co. Ltd. ............... 30,000 3,238,060
ASPEED Technology, Inc. ................... 3,300 1,669,783
Asustek Computer, Inc. ..................... 63,000 1,983,253
Bizlink Holding, Inc. ....................... 18,000 1,229,782
Cathay Financial Holding Co. Ltd. .............. 825,888 2,878,513
Chailease Holding Co. Ltd. .................. 157,949 582,231
Chang Hwa Commercial Bank Ltd. ............. 621,365 492,618

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
57
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
China Steel Corp. ........................ 976,867 $ 583,489
Chroma ATE, Inc. ......................... 32,000 1,977,975
Chunghwa Telecom Co. Ltd. ................. 323,000 1,384,692
CTBC Financial Holding Co. Ltd. .............. 1,442,265 2,942,200
Delta Electronics, Inc. ...................... 171,000 9,920,523
E Ink Holdings, Inc. ....................... 75,000 369,843
E.Sun Financial Holding Co. Ltd. .............. 1,325,386 1,660,987
Elite Material Co. Ltd. ...................... 25,142 4,343,541
Eva Airways Corp. ........................ 282,000 373,287
Evergreen Marine Corp. Taiwan Ltd. ............ 102,746 756,520
Far EasTone Telecommunications Co. Ltd. ........ 146,000 464,791
First Financial Holding Co. Ltd. ................ 992,088 1,103,972
Formosa Chemicals & Fibre Corp. ............. 353,950 762,522
Formosa Plastics Corp. ..................... 389,400 813,292
Fortune Electric Co. Ltd. .................... 18,058 414,598
Fubon Financial Holding Co. Ltd. .............. 750,651 3,407,887
Gigabyte Technology Co. Ltd. ................ 47,000 530,582
Global Unichip Corp. ...................... 8,000 1,536,742
Globalwafers Co. Ltd. ...................... 28,000 805,246
Gold Circuit Electronics Ltd. .................. 32,000 1,174,000
Hon Hai Precision Industry Co. Ltd. ............. 1,057,845 8,332,422
Hon Precision, Inc. ........................ 7,000 1,292,820
Hotai Motor Co. Ltd. ....................... 30,600 494,884
Hua Nan Financial Holdings Co. Ltd. ............ 854,824 1,114,601
Innolux Corp. ........................... 693,592 1,090,366
Inventec Corp. ........................... 224,980 473,055
Jentech Precision Industrial Co. Ltd. ............ 8,000 1,509,539
KGI Financial Holding Co. Ltd. ................ 1,385,404 1,478,928
King Slide Works Co. Ltd. ................... 5,000 2,233,187
King Yuan Electronics Co. Ltd. ................ 113,400 917,753
Largan Precision Co. Ltd. ................... 8,000 1,926,222
Lite-On Technology Corp. ................... 178,032 1,710,184
Lotes Co. Ltd. ........................... 9,222 490,691
MediaTek, Inc. ........................... 124,169 15,362,684
Mega Financial Holding Co. Ltd. ............... 979,110 1,498,793
MPI Corp. .............................. 8,000 1,292,408
Nan Ya Plastics Corp. ...................... 417,090 3,186,324
Novatek Microelectronics Corp. ............... 53,000 902,364
Pegatron Corp. .......................... 211,000 605,680
PharmaEssentia Corp. ..................... 32,356 1,422,154
President Chain Store Corp. ................. 45,000 307,099
Quanta Computer, Inc. ..................... 249,000 2,657,676
Realtek Semiconductor Corp. ................ 48,140 1,094,801
Shanghai Commercial & Savings Bank Ltd. (The) ... 397,920 538,197
SinoPac Financial Holdings Co. Ltd. ............ 1,077,340 1,396,322
Taiwan Business Bank ..................... 52,726 28,169
Taiwan Cooperative Financial Holding Co. Ltd. ..... 950,140 765,295
Taiwan Mobile Co. Ltd. ..................... 153,000 559,395
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 1,850,199 139,045,813
TS Financial Holding Co. Ltd. ................. 1,911,682 2,323,220
Unimicron Technology Corp. ................. 121,691 3,829,521
Uni-President Enterprises Corp. ............... 447,650 1,075,144
United Microelectronics Corp. ................ 991,000 4,031,434
Vanguard International Semiconductor Corp. ...... 125,850 600,606
Wan Hai Lines Ltd. ........................ 86,000 309,129
Wistron Corp. ........................... 302,000 1,694,483
Wiwynn Corp. ........................... 9,000 2,011,106
Yageo Corp. ............................ 136,616 2,345,590
Yuanta Financial Holding Co. Ltd. .............. 948,384 1,955,168
Zhen Ding Technology Holding Ltd. ............. 75,455 1,187,490
273,499,500
a
Security Shares Value
a
Thailand  —  1 .3%
Advanced Info Service PCL , NVDR ............. 89,000 $ 951,860
Airports of Thailand PCL , NVDR
(c)
.............. 369,700 706,841
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 1,094,000 646,131
Bumrungrad Hospital PCL , NVDR ............. 61,200 353,158
Central Pattana PCL , NVDR ................. 198,100 401,459
Charoen Pokphand Foods PCL , NVDR .......... 419,500 298,173
CP ALL PCL , NVDR
(c)
...................... 510,000 710,340
Delta Electronics Thailand PCL , NVDR .......... 272,800 2,041,460
Gulf Development PCL , Class R , NVDR ......... 352,900 672,903
Kasikornbank PCL , NVDR ................... 61,600 460,549
Krung Thai Bank PCL , NVDR ................ 338,050 440,537
Minor International PCL , NVDR
(c)
.............. 384,280 256,528
PTT Exploration & Production PCL , NVDR
(c)
....... 128,110 573,787
PTT PCL , NVDR ......................... 927,300 1,139,042
SCB X PCL , NVDR ....................... 86,400 393,194
Siam Cement PCL (The) , NVDR ............... 75,000 589,394
TMBThanachart Bank PCL , NVDR ............. 3,029,800 272,059
True Corp. PCL , NVDR ..................... 1,170,142 461,557
11,368,972
a
Total Common Stocks — 99.3%
(Cost: $ 560,041,129 ) ................................ 870,599,358
a
Preferred Stocks
South Korea  —  0 .1%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 2,497 345,129
Hyundai Motor Co. , Series 2, Preference Shares , NVS 3,450 479,502
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 2 271
824,902
a
Total Preferred Stocks — 0.1%
(Cost: $ 504,415 ) ................................... 824,902
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (d)
........... 1,315 —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.4%
(Cost: $ 560,545,544 ) ................................ 871,424,260
a
Short-Term Securities
Money Market Funds  —  2 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 17,648,018 17,653,313
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 4,867,957 4,867,957
a
Total Short-Term Securities — 2.6%
(Cost: $ 22,518,127 ) ................................. 22,521,270
Total Investments —  102.0%
(Cost: $ 583,063,671 ) ................................ 893,945,530
Liabilities in Excess of Other Assets — ( 2 .0 ) % ............... (17,274,601)
Net Assets — 100.0% ................................. $ 876,670,929

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Asia ETF
58
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 17,231,901 $ 425,585
(a)
$ — $ (4,044) $ (129) $ 17,653,313 17,648,018 $ 427,267
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 5,140,000 — (272,043)
(a)
— — 4,867,957 4,867,957 225,481 —
$ — $ (4,044) $ (129)
$ 22,521,270
$ 652,748 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI China Index .................................................................... 5 09/18/26 $ 152 $ (1,779)
MSCI Emerging Markets Index ............................................................ 15 09/18/26 1,283 29,901
$ 28,122
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 29,901 $ — $ — $ — $ 29,901
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 1,779 $ — $ — $ — $ 1,779
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Emerging Markets Asia ETF
Schedule of Investments
(continued)
August 31, 2026
59
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 1,148,487 $ — $ — $ — $ 1,148,487
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (14,227) $ — $ — $ — $ (14,227)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,493,010
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 17,236,066 $ 853,307,677 $ 55,615 $ 870,599,358
Preferred Stocks .......................................... — 824,902 — 824,902
Rights ................................................. — — — —
Short-Term Securities
Money Market Funds ....................................... 22,521,270 — — 22,521,270
$ 39,757,336 $ 854,132,579 $ 55,615 $ 893,945,530
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 29,901 $ — $ — $ 29,901
Liabilities
Equity Contracts ............................................ — (1,779) — (1,779)
$ 29,901 $ (1,779) $ — $ 28,122
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
60
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  3 .7%
Ambev SA ............................. 11,078,861 $ 32,136,191
Aura Minerals, Inc. ........................ 86,516 7,231,007
Axia Energia SA ......................... 3,256,571 33,385,580
B3 SA - Brasil Bolsa Balcao .................. 13,120,274 41,070,885
Banco Bradesco SA ....................... 4,123,150 12,071,327
Banco BTG Pactual SA ..................... 3,116,754 32,908,611
Banco do Brasil SA ....................... 4,295,320 17,192,720
BB Seguridade Participacoes SA .............. 1,660,186 12,944,296
Caixa Seguridade Participacoes SA ............ 1,508,405 5,630,082
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 5,941,214 28,986,286
Cia Paranaense de Energia - Copel ............ 4,756,194 13,722,747
CPFL Energia SA ......................... 505,764 4,347,488
Embraer SA ............................ 1,691,846 30,525,747
Energisa SA ............................ 727,617 6,740,380
Eneva SA
(a)
............................. 2,424,903 12,265,964
Engie Brasil Energia SA .................... 651,629 3,694,813
Equatorial SA ........................... 2,791,627 19,756,436
Itau Unibanco Holding SA ................... 1,198,059 9,956,175
JBS N.V. , Class A ........................ 844,353 11,348,104
Klabin SA .............................. 1,899,813 6,929,677
Localiza Rent a Car SA ..................... 2,169,388 14,682,950
MBRF Global Foods Co. SA ................. 1,480,366 5,216,872
Motiva Infraestrutura de Mobilidade SA .......... 2,566,663 7,658,058
NU Holdings Ltd. , Class A
(a)
.................. 9,239,729 134,438,057
Petroleo Brasileiro SA - Petrobras .............. 9,461,840 91,832,740
Porto Seguro SA ......................... 482,752 4,572,660
PRIO SA
(a)
............................. 2,104,752 25,460,693
Raia Drogasil SA ......................... 3,339,033 12,630,400
Rede D'Or Sao Luiz SA
(b)
................... 1,844,972 12,526,390
Rumo SA .............................. 3,094,093 9,004,820
Suzano SA ............................. 1,531,332 13,387,758
Telefonica Brasil SA ....................... 1,943,516 11,196,255
TIM SA ............................... 2,121,784 7,620,577
Ultrapar Participacoes SA ................... 1,893,697 12,725,638
Vale SA ............................... 9,218,594 138,504,413
Vibra Energia SA ......................... 2,768,924 18,393,408
WEG SA .............................. 3,743,948 36,236,067
XP, Inc. , Class A ......................... 1,048,535 19,114,793
918,047,065
a
Chile  —  0 .4%
Banco de Chile .......................... 114,594,889 23,635,280
Banco de Credito e Inversiones SA ............. 210,962 14,579,033
Banco Santander Chile ..................... 168,390,799 14,525,563
Cencosud SA ........................... 3,079,243 6,453,237
Empresas Copec SA ...................... 993,612 7,047,573
Enel Chile SA ........................... 71,106,907 6,094,900
Falabella SA ............................ 1,627,310 10,775,155
Latam Airlines Group SA .................... 840,125,831 21,711,329
Plaza SA .............................. 1,946,763 8,199,378
113,021,448
a
Colombia  —  0 .1%
Grupo Cibest SA ......................... 623,777 16,444,459
Interconexion Electrica SA ESP ............... 1,154,587 10,220,024
26,664,483
a
Czech Republic  —  0 .1%
CEZ A.S. .............................. 314,795 20,884,333
Komercni Banka A.S. ...................... 188,897 9,652,713
Security Shares Value
a
Czech Republic (continued)
Moneta Money Bank A.S.
(b)
.................. 647,182 $ 6,067,010
36,604,056
a
Egypt  —  0 .1%
Commercial International Bank - Egypt (CIB) ...... 5,900,475 15,818,658
Eastern Co. SAE ......................... 3,244,737 2,285,617
Talaat Moustafa Group ..................... 1,695,984 3,234,424
21,338,699
a
Greece  —  0 .7%
Allwyn AG
(c)
............................ 381,894 5,986,856
Alpha Bank SA .......................... 3,975,412 21,084,535
Eurobank SA ............................ 6,127,764 32,504,028
GEK TERNA SA ......................... 191,346 10,338,739
Hellenic Telecommunications Organization SA ..... 354,818 8,142,825
JUMBO SA ............................. 265,770 8,009,675
Motor Oil Hellas Corinth Refineries SA .......... 143,898 10,053,750
National Bank of Greece SA ................. 2,068,976 40,435,087
Piraeus Bank SA
(a)
........................ 2,686,973 31,969,457
Public Power Corp. SA ..................... 674,089 18,735,527
187,260,479
a
Hungary  —  0 .4%
MOL Hungarian Oil & Gas PLC
(a)
.............. 956,593 15,376,810
OTP Bank Nyrt .......................... 550,248 79,143,634
Richter Gedeon Nyrt ....................... 333,335 13,895,208
108,415,652
a
India  —  14 .3%
ABB India Ltd. ........................... 121,231 9,716,099
Adani Energy Solutions Ltd.
(a)
................ 518,554 7,709,745
Adani Enterprises Ltd. ..................... 634,685 19,031,780
Adani Ports & Special Economic Zone Ltd. ........ 1,435,564 23,991,528
Adani Power Ltd.
(a)
........................ 8,289,685 17,225,751
Aditya Birla Capital Ltd.
(a)
................... 2,018,025 8,665,361
Alkem Laboratories Ltd. .................... 113,263 6,337,946
Ambuja Cements Ltd. ...................... 1,548,330 6,514,092
APL Apollo Tubes Ltd.
(a)
.................... 465,686 10,859,450
Apollo Hospitals Enterprise Ltd. ............... 259,479 24,230,638
Ashok Leyland Ltd. ....................... 7,178,575 13,223,133
Asian Paints Ltd. ......................... 967,720 26,898,527
Astral Ltd. .............................. 5,556 88,743
AU Small Finance Bank Ltd.
(b)
................ 1,362,250 15,527,781
Aurobindo Pharma Ltd.
(a)
.................... 661,272 11,912,723
Avenue Supermarts Ltd.
(a) (b)
.................. 382,148 15,639,438
Axis Bank Ltd. ........................... 5,546,389 75,611,918
Bajaj Auto Ltd. ........................... 166,215 21,180,477
Bajaj Finance Ltd. ........................ 6,360,133 70,517,580
Bajaj Finserv Ltd. ......................... 965,378 20,465,344
Bajaj Holdings & Investment Ltd. .............. 68,915 8,420,466
Bank of Baroda .......................... 2,648,082 6,627,720
Bharat Electronics Ltd. ..................... 8,833,086 38,417,541
Bharat Forge Ltd. ......................... 607,181 13,406,997
Bharat Heavy Electricals Ltd. ................. 3,060,671 14,207,114
Bharat Petroleum Corp. Ltd. ................. 4,055,974 13,785,914
Bharti Airtel Ltd. .......................... 7,112,427 135,197,112
Billionbrains Garage Ventures Ltd.
(a) (b)
........... 3,534,279 7,110,031
Bosch Ltd. ............................. 17,681 9,287,781
Britannia Industries Ltd. .................... 274,190 15,110,638
BSE Ltd. .............................. 358,713 12,343,660
Canara Bank ............................ 4,605,400 6,126,591
CG Power & Industrial Solutions Ltd. ............ 1,671,094 16,063,397
Cholamandalam Investment and Finance Co. Ltd. ... 1,073,763 20,915,418
Cipla Ltd. .............................. 1,297,993 19,190,488
Coal India Ltd. ........................... 4,072,000 17,174,935

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
61
Schedule of Investments
Security Shares Value
a
India (continued)
Colgate-Palmolive India Ltd. ................. 306,672 $ 6,109,540
Coromandel International Ltd. ................ 311,650 6,236,318
Cummins India Ltd. ....................... 347,738 18,623,435
Dabur India Ltd. .......................... 1,195,859 4,782,334
Divi's Laboratories Ltd. ..................... 301,486 29,955,116
Dixon Technologies India Ltd. ................ 92,661 14,425,279
DLF Ltd. ............................... 1,612,308 11,681,773
Dr Reddy's Laboratories Ltd. ................. 1,281,503 15,610,055
Eicher Motors Ltd. ........................ 347,496 29,016,482
Eternal Ltd.
(a)
............................ 12,026,678 41,376,617
Federal Bank Ltd. ........................ 4,751,388 17,774,936
Fortis Healthcare Ltd. ...................... 1,234,501 11,757,790
FSN E-Commerce Ventures Ltd.
(a)
............. 3,148,917 11,538,448
GAIL India Ltd. .......................... 5,778,358 10,760,534
GE Vernova T&D India Ltd. .................. 329,791 15,387,809
GMR Airports Ltd.
(a)
....................... 6,738,610 6,618,862
Godrej Consumer Products Ltd. ............... 994,978 9,410,092
Godrej Properties Ltd. ..................... 359,998 7,604,283
Grasim Industries Ltd. ...................... 675,536 23,890,667
Havells India Ltd. ......................... 533,819 6,969,808
HCL Technologies Ltd. ..................... 2,256,212 31,022,515
HDFC Asset Management Co. Ltd.
(b)
............ 502,783 13,822,298
HDFC Bank Ltd. ......................... 28,948,286 215,056,753
HDFC Life Insurance Co. Ltd.
(b)
............... 2,372,516 13,523,821
Hero MotoCorp Ltd. ....................... 304,596 17,412,069
Hindalco Industries Ltd. .................... 3,316,437 35,352,632
Hindustan Aeronautics Ltd. .................. 426,498 21,498,703
Hindustan Petroleum Corp. Ltd. ............... 2,429,465 9,318,171
Hindustan Unilever Ltd. ..................... 1,831,313 37,807,051
Hitachi Energy India Ltd. .................... 32,346 11,462,372
ICICI Bank Ltd. .......................... 13,496,990 205,594,612
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 626,598 10,303,986
ICICI Prudential Life Insurance Co. Ltd.
(b)
......... 906,715 4,919,223
IDFC First Bank Ltd. ....................... 10,580,327 9,542,703
Indian Bank ............................ 678,833 6,395,434
Indian Hotels Co. Ltd. (The) , Class A ............ 2,165,225 16,771,840
Indian Oil Corp. Ltd. ....................... 7,180,950 10,482,987
Indus Towers Ltd. ......................... 3,309,007 13,500,687
IndusInd Bank Ltd. ........................ 1,466,376 15,633,115
Info Edge India Ltd. ....................... 903,289 12,440,258
Infosys Ltd. ............................. 7,728,873 92,032,164
InterGlobe Aviation Ltd.
(a) (b)
.................. 480,958 26,377,920
ITC Ltd. ............................... 7,440,175 19,950,021
Jindal Stainless Ltd. ....................... 820,946 6,048,379
Jindal Steel Ltd. .......................... 912,125 11,415,515
Jio Financial Services Ltd. ................... 6,917,277 17,515,889
JSW Energy Ltd. ......................... 1,071,554 5,849,074
JSW Steel Ltd. .......................... 1,538,808 21,100,513
Kotak Mahindra Bank Ltd. ................... 13,832,781 60,831,358
L&T Finance Ltd. ......................... 2,289,081 7,705,303
Larsen & Toubro Ltd. ...................... 1,695,896 71,896,562
Laurus Labs Ltd.
(b)
........................ 889,477 17,876,173
Lenskart Solutions Ltd.
(a)
.................... 1,538,453 10,694,144
Lodha Developers Ltd.
(b)
.................... 713,484 8,973,398
LTM Ltd.
(b)
............................. 171,268 8,152,189
Lupin Ltd. .............................. 596,492 13,703,787
Mahindra & Mahindra Ltd. ................... 2,217,276 76,391,342
Mankind Pharma Ltd.
(a)
..................... 275,645 6,996,681
Marico Ltd. ............................. 1,321,999 11,376,750
Maruti Suzuki India Ltd. .................... 301,082 42,839,208
Max Healthcare Institute Ltd. ................. 1,828,863 20,003,619
Mphasis Ltd. ............................ 318,873 8,115,945
MRF Ltd. .............................. 5,586 7,839,231
Multi Commodity Exchange of India Ltd. ......... 12,555 447,910
Security Shares Value
a
India (continued)
Muthoot Finance Ltd. ...................... 291,023 $ 9,089,230
National Aluminium Co. Ltd. .................. 2,153,296 8,625,918
Nestle India Ltd. ......................... 1,507,212 23,676,371
NHPC Ltd. ............................. 7,052,305 5,677,234
NMDC Ltd. ............................. 7,912,358 7,319,847
NTPC Ltd. ............................. 10,953,352 37,634,327
Oberoi Realty Ltd. ........................ 321,249 6,294,073
Oil & Natural Gas Corp. Ltd. ................. 6,758,751 16,451,620
Oil India Ltd. ............................ 1,117,851 5,673,398
One 97 Communications Ltd.
(a)
................ 988,180 17,794,012
Oracle Financial Services Software Ltd. .......... 57,575 7,575,051
Page Industries Ltd. ....................... 15,377 5,777,929
PB Fintech Ltd.
(a)
......................... 887,122 17,457,925
Persistent Systems Ltd. .................... 265,894 15,587,937
Petronet LNG Ltd. ........................ 1,907,509 6,011,380
Phoenix Mills Ltd. (The) .................... 501,426 9,993,959
PI Industries Ltd. ......................... 189,354 4,711,253
Pidilite Industries Ltd. ...................... 744,713 13,191,875
Polycab India Ltd. ........................ 132,060 13,087,939
Power Finance Corp. Ltd. ................... 3,483,042 12,284,005
Power Grid Corp. of India Ltd. ................ 10,955,808 30,319,247
Prestige Estates Projects Ltd. ................ 437,891 7,498,583
Punjab National Bank ...................... 5,771,742 6,912,378
REC Ltd. .............................. 3,093,149 10,489,062
Reliance Industries Ltd. .................... 14,636,009 196,123,585
Samvardhana Motherson International Ltd. ....... 10,764,147 19,263,640
SBI Cards & Payment Services Ltd. ............ 1,143 7,731
SBI Life Insurance Co. Ltd.
(b)
................. 1,147,817 20,964,739
Shree Cement Ltd. ........................ 22,706 5,527,296
Shriram Finance Ltd. ...................... 3,591,577 41,795,745
Siemens Energy India Ltd. ................... 222,051 7,522,459
Siemens Ltd. ............................ 210,248 8,885,275
Solar Industries India Ltd. ................... 58,872 12,428,126
SRF Ltd. .............................. 348,557 9,362,780
State Bank of India ........................ 4,700,136 52,250,061
Sun Pharmaceutical Industries Ltd. ............. 2,309,690 48,095,604
Sundaram Finance Ltd. ..................... 165,832 7,904,372
Supreme Industries Ltd. .................... 165,654 6,186,516
Suzlon Energy Ltd.
(a)
...................... 26,174,535 13,044,964
Swiggy Ltd.
(a)
........................... 3,594,750 10,624,980
Tata Communications Ltd. ................... 291,068 5,263,005
Tata Consultancy Services Ltd. ............... 2,072,994 52,147,495
Tata Consumer Products Ltd. ................. 1,417,963 15,436,963
Tata Motors Ltd. .......................... 4,714,029 23,276,063
Tata Motors Passenger Vehicles Ltd. ............ 4,708,091 15,259,016
Tata Power Co. Ltd. (The) ................... 4,015,518 14,620,891
Tata Steel Ltd. ........................... 18,882,349 36,495,228
Tech Mahindra Ltd. ....................... 1,364,409 23,289,809
Titan Co. Ltd. ........................... 894,885 47,879,258
Torrent Pharmaceuticals Ltd. ................. 348,791 18,565,880
Torrent Power Ltd. ........................ 451,924 5,762,029
Trent Ltd. .............................. 690,666 20,862,505
Tube Investments of India Ltd. ................ 268,562 7,831,888
TVS Motor Co. Ltd. ....................... 600,502 27,337,710
UltraTech Cement Ltd. ..................... 265,569 31,894,389
Union Bank of India Ltd. .................... 3,918,489 7,751,100
United Spirits Ltd. ........................ 734,204 11,485,402
UPL Ltd. ............................... 1,294,729 7,637,957
Varun Beverages Ltd. ...................... 3,297,026 13,848,674
Vedanta Aluminium Metal Ltd. ................ 3,423,862 15,653,225
Vedanta Ltd. ............................ 3,465,205 10,121,733
Vishal Mega Mart Ltd.
(a)
..................... 5,777,112 6,699,842
Vodafone Idea Ltd.
(a)
....................... 67,104,735 10,083,738
Voltas Ltd. ............................. 529,595 6,637,616

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
62
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
WAAREE Energies Ltd. .................... 221,060 $ 6,042,005
Wipro Ltd. .............................. 6,021,057 11,653,320
Yes Bank Ltd.
(a)
.......................... 37,982,753 9,094,895
Zydus Lifesciences Ltd. .................... 465,113 5,669,637
3,571,682,039
a
Indonesia  —  0 .6%
Astra International Tbk PT ................... 42,150,800 11,411,704
Bank Central Asia Tbk PT ................... 128,014,727 46,731,403
Bank Mandiri Persero Tbk PT ................ 93,167,800 22,231,544
Bank Negara Indonesia Persero Tbk PT ......... 33,657,500 7,326,492
Bank Rakyat Indonesia Persero Tbk PT .......... 157,783,771 28,940,523
Barito Pacific Tbk PT ...................... 48,551,005 4,882,291
Bumi Resources Minerals Tbk PT
(a)
............. 143,610,200 6,071,076
GoTo Gojek Tokopedia Tbk PT , Class A
(a) (d)
........ 802,689,139 1,099,555
Telkom Indonesia Persero Tbk PT ............. 114,430,900 16,744,408
United Tractors Tbk PT ..................... 3,040,800 4,153,958
149,592,954
a
Kuwait  —  0 .7%
Boubyan Bank KSCP ...................... 4,263,360 9,158,738
Gulf Bank KSCP ......................... 5,251,475 6,032,367
Kuwait Finance House KSCP ................. 28,871,721 71,927,294
Mabanee Co. KPSC ....................... 1,797,368 5,682,616
Mobile Telecommunications Co. KSCP .......... 4,824,537 9,442,312
National Bank of Kuwait SAKP ................ 22,169,195 62,679,393
Warba Bank KSCP ........................ 6,173,196 5,531,903
170,454,623
a
Malaysia  —  1 .2%
AMMB Holdings Bhd ...................... 6,321,000 10,822,768
CELCOMDIGI Bhd ........................ 8,584,300 6,006,625
CIMB Group Holdings Bhd .................. 19,909,200 39,318,256
Gamuda Bhd
(c)
.......................... 11,800,400 13,203,455
Hong Leong Bank Bhd ..................... 1,599,300 9,327,647
IHH Healthcare Bhd ....................... 4,541,100 9,296,497
IOI Corp. Bhd ........................... 6,431,700 7,474,301
Kuala Lumpur Kepong Bhd .................. 1,210,400 6,606,668
Malayan Banking Bhd ...................... 12,339,500 32,699,293
Maxis Bhd ............................. 5,911,300 5,473,074
MISC Bhd .............................. 3,334,400 6,559,476
Petronas Chemicals Group Bhd
(c)
.............. 6,024,200 6,373,062
Petronas Gas Bhd ........................ 2,013,700 8,823,067
Press Metal Aluminium Holdings Bhd
(c)
.......... 9,365,300 18,602,919
Public Bank Bhd ......................... 36,734,600 45,122,720
RHB Bank Bhd .......................... 4,391,500 9,460,618
SD Guthrie Bhd
(c)
......................... 5,394,700 8,522,179
Sunway Bhd ............................ 6,718,500 8,564,255
Telekom Malaysia Bhd ..................... 2,886,300 5,529,044
Tenaga Nasional Bhd ...................... 5,792,700 20,376,650
YTL Power International Bhd
(c)
................ 7,738,220 11,022,688
289,185,262
a
Mexico  —  2 .1%
America Movil SAB de CV , Series B ............ 38,545,576 44,472,743
Arca Continental SAB de CV ................. 1,253,944 14,370,986
Cemex SAB de CV, CPO , NVS ............... 38,184,440 41,157,944
Coca-Cola Femsa SAB de CV ................ 1,316,749 14,637,560
Fibra Uno Administracion SA de CV ............ 6,989,628 12,053,458
Fomento Economico Mexicano SAB de CV ....... 4,243,747 51,222,738
Gruma SAB de CV , Class B .................. 360,136 5,238,107
Grupo Aeroportuario del Centro Norte SAB de CV ,
Class B .............................. 697,662 8,642,554
Grupo Aeroportuario del Pacifico SAB de CV , Class B
(a)
967,822 19,942,436
Grupo Aeroportuario del Sureste SAB de CV , Class B 439,635 11,278,734
Security Shares Value
a
Mexico (continued)
Grupo Bimbo SAB de CV , Series A
(c)
............ 3,258,782 $ 11,344,847
Grupo Carso SAB de CV , Series A1 ............ 1,433,733 11,779,311
Grupo Financiero Banorte SAB de CV , Class O .... 6,081,399 68,862,972
Grupo Financiero Inbursa SAB de CV , Series O
(c)
... 3,842,775 9,993,302
Grupo Mexico SAB de CV , Series B ............ 7,499,319 103,079,814
Industrias Penoles SAB de CV ................ 485,639 25,825,390
Kimberly-Clark de Mexico SAB de CV , Class A ..... 3,730,853 8,762,751
Prologis Property Mexico SA de CV ............ 2,504,825 11,361,017
Promotora y Operadora de Infraestructura SAB de CV 489,084 7,540,085
Sigma Foods SAB de CV ................... 8,992,922 9,873,116
Wal-Mart de Mexico SAB de CV ............... 12,287,719 34,029,632
525,469,497
a
Netherlands  —  0 .0%
X5 Retail Group N.V. , GDR
(a) (d) (e)
............... 67,732 8
a
Peru  —  0 .5%
Cia de Minas Buenaventura SAA , ADR .......... 417,811 14,330,917
Credicorp Ltd. ........................... 171,049 62,668,933
Southern Copper Corp. ..................... 234,212 48,919,860
125,919,710
a
Philippines  —  0 .3%
Ayala Corp. ............................. 616,020 4,895,232
Bank of the Philippine Islands ................ 4,705,248 7,548,644
BDO Unibank, Inc. ........................ 5,989,874 11,133,646
International Container Terminal Services, Inc. ..... 2,507,300 35,557,864
Manila Electric Co. ........................ 592,420 4,381,699
Metropolitan Bank & Trust Co. ................ 4,679,607 5,006,274
PLDT, Inc. ............................. 189,910 3,438,385
SM Investments Corp. ..................... 576,505 5,133,251
SM Prime Holdings, Inc. .................... 25,318,400 7,251,145
84,346,140
a
Poland  —  1 .5%
Allegro.eu SA
(a) (b)
......................... 2,407,707 29,408,251
Asseco Poland SA ........................ 135,386 8,703,351
Bank Millennium SA
(a)
...................... 1,624,412 8,822,475
Bank Polska Kasa Opieki SA ................. 460,137 32,023,569
Budimex SA
(c)
........................... 32,952 6,286,141
CD Projekt Red SA
(a) (c)
..................... 168,340 10,572,771
Dino Polska SA
(a) (b)
........................ 1,234,567 11,913,723
Erste Bank Polska SA ...................... 105,122 20,316,346
KGHM Polska Miedz SA .................... 355,828 34,148,371
LPP SA ............................... 2,767 15,465,199
mBank SA
(a)
............................ 34,844 12,747,226
ORLEN SA ............................. 1,460,565 60,392,182
PGE Polska Grupa Energetyczna SA
(a)
.......... 2,315,477 6,871,590
Powszechna Kasa Oszczednosci Bank Polski SA ... 2,195,447 67,131,187
Powszechny Zaklad Ubezpieczen SA ........... 1,465,150 29,144,897
Zabka Group SA ......................... 1,014,729 8,596,955
362,544,234
a
Qatar  —  0 .6%
Al Rayan Bank .......................... 14,575,236 7,599,428
Commercial Bank PSQC (The) ................ 8,291,737 9,551,823
Dukhan Bank ........................... 4,845,752 4,286,157
Industries Qatar QSC ...................... 3,822,926 10,476,930
Mesaieed Petrochemical Holding Co. ........... 10,793,131 3,221,359
Nebras Energy .......................... 1,186,022 4,428,163
Ooredoo QPSC .......................... 2,419,918 8,398,154
Qatar Gas Transport Co. Ltd. ................. 7,228,393 8,583,882
Qatar International Islamic Bank QSC ........... 2,575,602 7,762,606
Qatar Islamic Bank QPSC ................... 4,305,442 25,618,071

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
63
Schedule of Investments
Security Shares Value
a
Qatar (continued)
Qatar National Bank QPSC .................. 11,250,359 $ 51,525,496
141,452,069
a
Russia  —  0 .0%
Alrosa PJSC
(a) (d)
.......................... 1,271,273 147
Mobile TeleSystems PJSC
(a) (d)
................ 418,880 48
Moscow Exchange MICEX-RTS PJSC
(a) (d)
........ 631,870 73
Ozon Holdings PLC , ADR
(a) (d)
................. 534 —
PhosAgro PJSC , GDR
(a) (d)
................... 433 4
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 1 —
Polyus PJSC
(a) (d)
......................... 133,970 2
Rosneft Oil Co. PJSC
(a) (d)
.................... 532,936 62
Sberbank of Russia PJSC
(a) (d)
................. 4,933,827 572
Severstal PAO
(a) (d)
........................ 109,143 13
T-Tekhnologii MKPAO , GDR
(a) (d) (e)
.............. 58,085 7
United Co. RUSAL International PJSC
(a) (d)
........ 1,500,930 174
VK IPJSC , GDR
(a) (d)
....................... 873 —
VTB Bank PJSC
(a) (d)
....................... 232,194 —
1,102
a
Saudi Arabia  —  3 .1%
ACWA Power Co. ........................ 570,874 29,109,721
Ades Holding Co. ......................... 859,721 4,201,747
Al Rajhi Bank ........................... 7,443,206 132,644,994
Alinma Bank ............................ 3,766,192 25,618,890
Almarai Co. JSC ......................... 1,238,769 16,166,750
Arab National Bank ....................... 2,276,966 13,535,898
Bank AlBilad ............................ 1,876,910 13,009,053
Banque Saudi Fransi ...................... 3,122,322 18,038,552
Bupa Arabia for Cooperative Insurance Co. ....... 210,132 8,661,193
Co. for Cooperative Insurance (The) ............ 191,102 6,913,610
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,360,069 7,549,097
Dr Sulaiman Al Habib Medical Services Group Co. .. 218,806 13,572,662
Elm Co. ............................... 60,780 10,303,753
Etihad Etisalat Co. ........................ 970,297 17,214,064
Jabal Omar Development Co.
(a)
............... 1,436,342 6,998,713
Jarir Marketing Co. ........................ 1,461,797 6,721,951
Makkah Construction & Development Co. ........ 251,896 5,565,113
Riyad Bank ............................. 4,955,388 27,458,022
SABIC Agri-Nutrients Co. ................... 598,150 20,808,795
Saudi Arabian Mining Co.
(a)
.................. 3,007,660 53,211,165
Saudi Arabian Oil Co.
(b)
..................... 15,197,905 104,859,747
Saudi Awwal Bank ........................ 2,548,620 23,104,282
Saudi Basic Industries Corp. ................. 2,247,560 29,595,527
Saudi Energy Co. ........................ 2,105,486 9,728,555
Saudi Investment Bank (The) ................. 1,585,628 6,130,914
Saudi National Bank (The) ................... 7,423,340 85,007,210
Saudi Telecom Co. ........................ 4,988,735 59,419,440
Yanbu National Petrochemical Co. ............. 691,758 6,240,756
761,390,174
a
South Africa  —  4 .1%
Absa Group Ltd. ......................... 2,145,128 30,465,702
Anglogold Ashanti PLC ..................... 1,278,083 143,562,210
Bid Corp. Ltd. ........................... 818,268 22,867,551
Bidvest Group Ltd. ........................ 788,811 11,452,240
Capitec Ltd. ............................ 221,185 63,914,452
Clicks Group Ltd. ......................... 572,132 7,052,283
Discovery Ltd. ........................... 1,429,278 22,922,588
FirstRand Ltd. ........................... 12,972,099 76,787,085
Gold Fields Ltd. .......................... 2,267,098 105,294,967
Harmony Gold Mining Co. Ltd. ................ 1,449,609 28,426,577
Impala Platinum Holdings Ltd. ................ 2,292,516 32,073,824
MTN Group Ltd. .......................... 4,399,577 51,599,088
Naspers Ltd. , Class N ...................... 1,905,649 93,325,343
Security Shares Value
a
South Africa (continued)
Nedbank Group Ltd. ....................... 1,117,890 $ 20,444,293
NEPI Rockcastle N.V.
(a)
..................... 1,509,523 14,249,016
Northam Platinum Holdings Ltd. ............... 910,915 16,537,941
OUTsurance Group Ltd. .................... 2,146,743 11,657,699
Pepkor Holdings Ltd.
(b)
..................... 8,957,648 10,949,358
Reinet Investments SCA .................... 376,491 10,174,112
Remgro Ltd. ............................ 1,260,629 15,193,696
Sanlam Ltd. ............................ 4,577,028 24,630,614
Sasol Ltd.
(a)
............................. 1,480,104 17,970,691
Shoprite Holdings Ltd. ..................... 1,171,463 22,387,229
Sibanye Stillwater Ltd. ..................... 7,179,058 21,255,075
Standard Bank Group Ltd. ................... 3,325,292 65,512,666
Valterra Platinum Ltd. ...................... 670,759 57,318,870
Vodacom Group Ltd. ...................... 1,564,906 14,521,084
1,012,546,254
a
South Korea  —  24 .8%
Alteogen, Inc.
(a)
.......................... 132,016 29,700,111
Amorepacific Corp. ....................... 73,296 7,874,440
APR Corp.
(c)
............................ 62,194 21,060,852
Celltrion, Inc.
(a)
.......................... 383,891 53,041,588
DB Insurance Co. Ltd. ..................... 109,363 14,429,593
Doosan Co. Ltd. ......................... 18,513 16,942,836
Doosan Enerbility Co. Ltd.
(a)
.................. 1,136,884 68,103,837
Ecopro BM Co. Ltd. ....................... 134,475 11,823,398
Ecopro Co. Ltd. .......................... 257,602 17,104,903
Hana Financial Group, Inc. .................. 684,608 68,018,949
Hankook Tire & Technology Co. Ltd. ............ 177,204 8,602,214
Hanmi Semiconductor Co. Ltd.
(c)
............... 103,822 16,566,701
Hanwha Aerospace Co. Ltd.
(c)
................ 84,798 68,082,976
Hanwha Ocean Co. Ltd.
(a)
................... 331,244 21,209,106
Hanwha Systems Co. Ltd.
(c)
.................. 191,350 10,179,671
HD Hyundai Co. Ltd. ...................... 107,225 17,083,501
HD Hyundai Electric Co. Ltd.
(c)
................ 59,105 33,529,430
HD Hyundai Heavy Industries Co. Ltd.
(c)
.......... 80,697 26,408,665
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. 107,192 27,197,602
HLB Co. Ltd.
(a)
........................... 53,340 1,388,917
HMM Co. Ltd. ........................... 577,650 9,033,970
HYBE Co. Ltd.
(a)
......................... 58,857 7,698,842
Hyosung Heavy Industries Corp. .............. 13,247 28,473,336
Hyundai Engineering & Construction Co. Ltd.
(c)
..... 185,556 16,627,436
Hyundai Glovis Co. Ltd. .................... 95,902 14,476,548
Hyundai Mobis Co. Ltd. ..................... 149,718 49,418,045
Hyundai Motor Co.
(c)
....................... 337,153 99,220,541
Hyundai Rotem Co. Ltd. .................... 180,877 17,934,033
Industrial Bank of Korea .................... 622,752 9,407,467
Kakao Corp.
(c)
........................... 786,448 20,951,877
KakaoBank Corp. ........................ 417,936 6,659,849
KB Financial Group, Inc. .................... 856,025 107,383,050
Kia Corp. .............................. 590,757 56,351,369
Korea Aerospace Industries Ltd. ............... 154,996 14,805,978
Korea Electric Power Corp. .................. 521,719 12,164,520
Korea Investment Holdings Co. Ltd. ............ 109,507 15,296,316
Korean Air Lines Co. Ltd. ................... 455,147 9,297,602
Krafton, Inc.
(a)
........................... 68,430 11,325,507
KT&G Corp. ............................ 227,274 29,550,970
LG Chem Ltd. ........................... 116,601 23,775,085
LG Corp. .............................. 218,386 18,971,344
LG Display Co. Ltd.
(a)
...................... 87,171 601,450
LG Electronics, Inc. ....................... 268,794 42,218,174
LG Energy Solution Ltd.
(a)
................... 117,529 32,382,618
LG Innotek Co. Ltd. ....................... 34,738 16,161,665
LG Uplus Corp. .......................... 262,192 2,866,266
LIG Defense&Aerospace Co. Ltd. .............. 33,017 16,704,085
LS Electric Co. Ltd. ....................... 191,094 28,757,496

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
(Percentages shown are based on Net Assets)
64
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Meritz Financial Group, Inc.
(a) (c)
................ 172,879 $ 15,410,174
Mirae Asset Securities Co. Ltd.
(c)
.............. 502,014 12,632,281
NAVER Corp.
(c)
.......................... 357,078 56,441,867
NH Investment & Securities Co. Ltd. ............ 364,127 7,032,406
POSCO Future M Co. Ltd.
(c)
.................. 84,666 12,336,658
POSCO Holdings, Inc. ..................... 181,293 44,696,441
Samsung Biologics Co. Ltd.
(a) (b) (c)
.............. 29,152 32,319,306
Samsung C&T Corp. ...................... 207,168 56,369,230
Samsung Electro-Mechanics Co. Ltd. ........... 142,264 150,035,066
Samsung Electronics Co. Ltd. ................ 11,882,398 2,243,193,233
Samsung Episholdings Co. Ltd.
(a)
.............. 2,227 629,059
Samsung Fire & Marine Insurance Co. Ltd. ....... 73,518 35,585,361
Samsung Heavy Industries Co. Ltd.
(a) (c)
.......... 1,685,256 25,608,545
Samsung Life Insurance Co. Ltd. .............. 202,368 44,980,857
Samsung SDI Co. Ltd.
(a)
.................... 153,207 64,300,952
Samsung SDS Co. Ltd. ..................... 98,912 17,275,924
Samyang Foods Co. Ltd. .................... 10,554 11,813,436
Shinhan Financial Group Co. Ltd. .............. 1,057,432 84,192,079
SK hynix, Inc. ........................... 1,402,764 1,697,747,828
SK Innovation Co. Ltd.
(a)
.................... 164,383 15,022,972
SK Square Co. Ltd.
(a)
...................... 234,570 175,374,667
SK Telecom Co. Ltd. ....................... 267,593 18,322,267
SK, Inc. ............................... 92,093 36,322,859
S-Oil Corp. ............................. 110,118 12,056,117
Woori Financial Group, Inc. .................. 1,643,733 40,287,837
Yuhan Corp. ............................ 129,035 7,893,929
6,174,746,080
a
Taiwan  —  34 .6%
Accton Technology Corp. ................... 1,290,000 82,589,195
Advantech Co. Ltd. ....................... 1,215,280 25,900,607
Airtac International Group ................... 344,439 15,469,964
Alchip Technologies Ltd. .................... 199,976 25,675,148
ASE Technology Holding Co. Ltd. .............. 8,498,000 156,539,474
Asia Vital Components Co. Ltd. ............... 824,000 88,938,712
ASPEED Technology, Inc. ................... 83,600 42,301,168
Asustek Computer, Inc. ..................... 1,708,000 53,768,208
Bizlink Holding, Inc. ....................... 444,000 30,334,616
Cathay Financial Holding Co. Ltd. .............. 24,169,379 84,238,867
Chailease Holding Co. Ltd. .................. 3,790,184 13,971,351
Chang Hwa Commercial Bank Ltd. ............. 18,561,387 14,715,449
China Steel Corp. ........................ 28,923,000 17,275,885
Chroma ATE, Inc. ......................... 920,000 56,866,796
Chunghwa Telecom Co. Ltd. ................. 9,439,000 40,464,720
CTBC Financial Holding Co. Ltd. .............. 42,327,000 86,346,469
Delta Electronics, Inc. ...................... 4,950,000 287,173,041
E Ink Holdings, Inc. ....................... 2,043,000 10,074,523
E.Sun Financial Holding Co. Ltd. .............. 37,878,995 47,470,342
Elite Material Co. Ltd. ...................... 731,000 126,287,839
Eva Airways Corp. ........................ 6,504,000 8,609,434
Evergreen Marine Corp. Taiwan Ltd. ............ 2,666,400 19,632,725
Far EasTone Telecommunications Co. Ltd. ........ 4,358,000 13,873,691
First Financial Holding Co. Ltd. ................ 27,758,111 30,888,582
Formosa Chemicals & Fibre Corp. ............. 8,523,000 18,361,270
Formosa Plastics Corp. ..................... 9,617,000 20,085,859
Fortune Electric Co. Ltd. .................... 395,241 9,074,436
Fubon Financial Holding Co. Ltd. .............. 21,279,504 96,607,000
Gigabyte Technology Co. Ltd. ................ 1,381,000 15,590,073
Global Unichip Corp. ...................... 221,000 42,452,486
Globalwafers Co. Ltd. ...................... 665,000 19,124,596
Gold Circuit Electronics Ltd. .................. 851,000 31,221,072
Hon Hai Precision Industry Co. Ltd. ............. 31,111,200 245,056,357
Hon Precision, Inc. ........................ 206,000 38,045,861
Hotai Motor Co. Ltd. ....................... 686,591 11,104,017
Hua Nan Financial Holdings Co. Ltd. ............ 22,928,100 29,895,835
Security Shares Value
a
Taiwan (continued)
Innolux Corp. ........................... 18,925,636 $ 29,752,179
Inventec Corp. ........................... 6,537,000 13,745,051
Jentech Precision Industrial Co. Ltd. ............ 224,000 42,267,090
KGI Financial Holding Co. Ltd. ................ 39,081,785 41,720,056
King Slide Works Co. Ltd. ................... 145,000 64,762,418
King Yuan Electronics Co. Ltd. ................ 2,917,400 23,610,697
Largan Precision Co. Ltd. ................... 233,000 56,101,212
Lite-On Technology Corp. ................... 4,970,000 47,742,059
Lotes Co. Ltd. ........................... 210,000 11,173,834
MediaTek, Inc. ........................... 3,666,000 453,572,140
Mega Financial Holding Co. Ltd. ............... 28,866,666 44,188,264
MPI Corp. .............................. 219,000 35,379,672
Nan Ya Plastics Corp. ...................... 12,093,000 92,383,447
Nanya Technology Corp. .................... 3,274,000 56,004,897
Novatek Microelectronics Corp. ............... 1,433,000 24,397,894
Pegatron Corp. .......................... 5,014,000 14,392,788
PharmaEssentia Corp. ..................... 860,028 37,801,084
Phison Electronics Corp. .................... 461,000 31,452,954
President Chain Store Corp. ................. 1,256,000 8,571,478
Quanta Computer, Inc. ..................... 6,834,000 72,942,012
Realtek Semiconductor Corp. ................ 1,240,000 28,200,111
Shanghai Commercial & Savings Bank Ltd. (The) ... 9,269,794 12,537,643
SinoPac Financial Holdings Co. Ltd. ............ 30,893,495 40,040,533
Taiwan Business Bank ..................... 1,318,948 704,661
Taiwan Cooperative Financial Holding Co. Ltd. ..... 28,652,060 23,077,941
Taiwan Mobile Co. Ltd. ..................... 4,253,000 15,549,716
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 62,563,000 4,701,722,991
TS Financial Holding Co. Ltd. ................. 56,456,907 68,610,686
Unimicron Technology Corp. ................. 3,428,282 107,885,375
Uni-President Enterprises Corp. ............... 11,894,000 28,566,425
United Microelectronics Corp. ................ 28,709,000 116,789,545
Vanguard International Semiconductor Corp. ...... 3,061,718 14,611,722
Wan Hai Lines Ltd. ........................ 1,762,015 6,333,595
Winbond Electronics Corp. .................. 7,954,000 45,747,385
Wistron Corp. ........................... 7,622,000 42,766,065
Wiwynn Corp. ........................... 260,000 58,098,629
Yageo Corp. ............................ 3,952,840 67,867,172
Yuanta Financial Holding Co. Ltd. .............. 27,307,441 56,296,425
Zhen Ding Technology Holding Ltd. ............. 1,967,000 30,956,098
8,624,349,612
a
Thailand  —  1 .2%
Advanced Info Service PCL , NVDR ............. 2,474,500 26,464,926
Airports of Thailand PCL , NVDR ............... 10,139,400 19,385,845
Bangkok Dusit Medical Services PCL , NVDR
(c)
..... 25,933,000 15,316,386
Bumrungrad Hospital PCL , NVDR ............. 1,441,700 8,319,417
Central Pattana PCL , NVDR
(c)
................ 5,051,800 10,237,700
Charoen Pokphand Foods PCL , NVDR .......... 8,674,500 6,165,679
CP ALL PCL , NVDR ....................... 12,974,200 18,070,774
Delta Electronics Thailand PCL , NVDR
(c)
......... 7,928,200 59,329,564
Gulf Development PCL , Class R , NVDR ......... 9,644,065 18,389,106
Kasikornbank PCL , NVDR ................... 1,485,500 11,106,247
Krung Thai Bank PCL , NVDR ................ 8,937,500 11,647,091
Minor International PCL , NVDR ............... 7,318,700 4,885,627
PTT Exploration & Production PCL , NVDR ........ 3,154,700 14,129,461
PTT PCL , NVDR ......................... 25,183,200 30,933,586
SCB X PCL , NVDR ....................... 2,018,100 9,184,091
Siam Cement PCL (The) , NVDR ............... 1,821,700 14,315,988
TMBThanachart Bank PCL , NVDR ............. 62,507,000 5,612,780
True Corp. PCL , NVDR ..................... 26,319,182 10,381,473
293,875,741
a
Turkey  —  0 .5%
Akbank TAS ............................ 7,924,979 11,775,077
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 2,933,374 23,477,325

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
65
Schedule of Investments
Security Shares Value
a
Turkey (continued)
Astor Transformator Enerji Turizm Insaat Ve Petrol
Sanayi Ticaret A.S.
(a)
..................... 1,076,256 $ 7,264,616
BIM Birlesik Magazalar A.S.
(c)
................. 2,161,801 18,155,388
Eregli Demir ve Celik Fabrikalari TAS
(c)
.......... 8,691,320 6,972,983
Haci Omer Sabanci Holding A.S. .............. 2,913,217 5,614,084
KOC Holding A.S. ........................ 1,744,042 7,755,344
Turk Hava Yollari AO
(c)
..................... 1,305,286 8,157,431
Turkcell Iletisim Hizmetleri A.S. ................ 2,916,055 5,760,741
Turkiye Is Bankasi A.S. , Class C ............... 22,373,139 5,852,141
Turkiye Petrol Rafinerileri A.S. ................ 2,448,327 20,350,526
Yapi ve Kredi Bankasi A.S.
(a) (c)
................ 8,295,723 6,267,213
127,402,869
a
United Arab Emirates  —  1 .5%
Abu Dhabi Commercial Bank PJSC ............ 8,023,889 32,710,801
Abu Dhabi Islamic Bank PJSC ................ 3,693,926 22,977,879
Abu Dhabi National Oil Co. for Distribution PJSC ... 7,552,164 8,214,160
ADNOC Drilling Co. PJSC ................... 6,873,402 10,780,131
Adnoc Gas PLC .......................... 16,415,705 14,521,573
ADNOC Logistics & Services ................. 4,381,233 8,236,201
Air Arabia PJSC .......................... 5,764,415 7,844,395
Aldar Properties PJSC ..................... 9,127,898 19,002,150
Dubai Electricity & Water Authority PJSC ......... 15,060,297 11,061,263
Dubai Islamic Bank PJSC ................... 7,183,306 14,043,871
Emaar Development PJSC .................. 2,329,494 8,062,350
Emaar Properties PJSC .................... 15,780,425 45,934,726
Emirates Integrated Telecommunications Co. PJSC .. 2,773,685 8,578,680
Emirates NBD Bank PJSC ................... 4,794,068 39,175,945
Emirates Telecommunications Group Co. PJSC .... 8,728,306 50,630,205
First Abu Dhabi Bank PJSC .................. 11,103,199 59,667,423
Salik Co. PJSC .......................... 4,662,739 6,862,771
368,304,524
a
Total Common Stocks — 97.1%
(Cost: $ 14,155,056,307 ) .............................. 24,194,614,774
a
Preferred Stocks
Brazil  —  1 .3%
Axia Energia SA , Class C, Preference Shares
(a)
.... 821,888 8,428,970
Banco Bradesco SA , Preference Shares , NVS ..... 14,233,705 47,220,887
Cia Energetica de Minas Gerais , Preference Shares ,
NVS ................................ 4,228,279 8,731,477
Gerdau SA , Preference Shares , NVS ........... 3,169,330 14,520,731
Itau Unibanco Holding SA , Preference Shares , NVS . 13,644,278 104,065,746
Itausa SA , Preference Shares , NVS ............ 14,524,143 36,719,953
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 11,689,622 101,565,513
321,253,277
a
Security Shares Value
a
Chile  —  0 .1%
Sociedad Quimica y Minera de Chile SA , Class B,
Preference Shares ...................... 354,407 $ 28,858,959
a
Colombia  —  0 .1%
Grupo Cibest SA , Preference Shares ........... 1,112,078 25,309,540
a
South Korea  —  1 .2%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 56,877 7,861,397
Hyundai Motor Co. , Series 2, Preference Shares , NVS 89,025 12,373,247
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS
(c)
............................... 2,031,123 275,068,874
295,303,518
a
Total Preferred Stocks — 2.7%
(Cost: $ 409,443,925 ) ................................ 670,725,294
a
Total Long-Term Investments — 99.8%
(Cost: $ 14,564,500,232 ) .............................. 24,865,340,068
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 230,947,180 231,016,464
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 71,862,610 71,862,610
a
Total Short-Term Securities — 1.2%
(Cost: $ 302,872,537 ) ................................ 302,879,074
Total Investments —  101.0%
(Cost: $ 14,867,372,769 ) .............................. 25,168,219,142
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (250,493,555)
Net Assets — 100.0% ................................. $ 24,917,725,587
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets ex China ETF
66
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 147,844,844 $ 83,180,709
(a)
$ — $ (9,041) $ (48) $ 231,016,464 230,947,180 $ 3,503,019
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 87,860,000 — (15,997,390)
(a)
— — 71,862,610 71,862,610 2,763,592 —
$ — $ (9,041) $ (48)
$ 302,879,074
$ 6,266,611 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 590 09/18/26 $ 50,477 $ 1,061,642
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,061,642 $ — $ — $ — $ 1,061,642
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 3,901,415 $ — $ — $ — $ 3,901,415
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 1,089,297 $ — $ — $ — $ 1,089,297

iShares
®
MSCI Emerging Markets ex China ETF
Schedule of Investments
(continued)
August 31, 2026
67
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of  $ 75,409,907 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 36,006,825
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 2,207,568,618 $ 21,985,945,491 $ 1,100,665 $ 24,194,614,774
Preferred Stocks ........................................... 375,421,776 295,303,518 — 670,725,294
Short-Term Securities
Money Market Funds ........................................ 302,879,074 — — 302,879,074
$ 2,885,869,468 $ 22,281,249,009 $ 1,100,665 $ 25,168,219,142
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 1,061,642 $ — $ — $ 1,061,642
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
68
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Brazil  —  1 .6%
Ambev SA ............................. 981,024 $ 2,845,633
Axia Energia SA ......................... 597,895 6,129,475
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP ............................. 3,121,313 15,228,415
Cia Paranaense de Energia - Copel ............ 2,327,848 6,716,393
Eneva SA
(a)
............................. 559,589 2,830,587
Equatorial SA ........................... 752,231 5,323,564
NU Holdings Ltd. , Class A
(a)
.................. 131,428 1,912,277
Raia Drogasil SA ......................... 1,285,194 4,861,442
Rede D'Or Sao Luiz SA
(b)
................... 277,622 1,884,907
Telefonica Brasil SA ....................... 2,090,349 12,042,134
59,774,827
a
Chile  —  1 .1%
Banco de Credito e Inversiones SA ............. 25,090 1,733,904
Empresas Copec SA ...................... 443,233 3,143,800
Falabella SA ............................ 2,596,886 17,195,157
Latam Airlines Group SA .................... 166,470,029 4,302,077
Plaza SA .............................. 3,439,527 14,486,602
40,861,540
a
China  —  19 .6%
360 Security Technology, Inc. , Class A ........... 2,469,800 3,385,258
ACM Research Shanghai, Inc. , Class A .......... 82,923 3,715,881
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 205,636 11,066,522
Agricultural Bank of China Ltd. , Class H .......... 46,622,039 37,659,080
Anji Microelectronics Technology Shanghai Co. Ltd. ,
Class A .............................. 57,005 2,024,804
Bank of China Ltd. , Class H .................. 73,692,000 55,311,869
Bank of Communications Co. Ltd. , Class H ....... 14,545,000 14,447,035
Bank of Shanghai Co. Ltd. , Class A ............. 2,081,011 2,936,713
Beijing Kingsoft Office Software, Inc. , Class A ...... 98,702 3,662,249
Beijing-Shanghai High Speed Railway Co. Ltd. , Class A 17,039,000 12,400,588
Biwin Storage Technology Co. Ltd. , Class A ....... 67,531 2,361,282
BOE Technology Group Co. Ltd. , Class A ......... 12,683,300 11,339,923
Cambricon Technologies Corp. Ltd. , Class A ....... 23,019 3,803,970
CGN Power Co. Ltd. , Class H
(b)
............... 43,336,000 16,781,499
Chaozhou Three-Circle Group Co. Ltd. , Class A .... 572,400 9,776,007
China CITIC Bank Corp. Ltd. , Class H ........... 26,787,000 28,526,153
China Coal Energy Co. Ltd. , Class H ............ 2,255,262 3,495,612
China Construction Bank Corp. , Class A ......... 2,776,084 4,537,755
China Construction Bank Corp. , Class H ......... 26,129,000 31,585,531
China Eastern Airlines Corp. Ltd. , Class A
(a)
....... 6,049,900 3,134,453
China Huishan Dairy Holdings Co. Ltd.
(a) (c)
........ 5,944,807 8
China Petroleum & Chemical Corp. , Class H ...... 22,834,000 13,912,486
China Resources Microelectronics Ltd. , Class A .... 460,670 4,202,380
China Shenhua Energy Co. Ltd. , Class H ......... 4,356,500 25,730,600
China Three Gorges Renewables Group Co. Ltd. , Class
A .................................. 5,210,530 2,877,035
China Yangtze Power Co. Ltd. , Class A .......... 6,613,583 27,652,578
CICT Mobile Communication Technology Co. Ltd. ,
Class A
(a)
............................. 1,181,254 2,422,288
Empyrean Technology Co. Ltd. , Class A .......... 157,400 2,333,446
Eoptolink Technology, Inc. Ltd. , Class A .......... 131,300 7,868,231
Fuyao Glass Industry Group Co. Ltd. , Class H
(b)
.... 232,000 1,622,281
GigaDevice Semiconductor, Inc. , Class A ......... 36,100 2,176,901
Guobo Electronics Co. Ltd. , Class A ............ 147,308 1,703,126
Hangzhou Silan Microelectronics Co. Ltd. , Class A .. 455,200 2,310,230
Hansoh Pharmaceutical Group Co. Ltd.
(b)
......... 630,000 2,830,220
Hengtong Optic-electric Co. Ltd. , Class A ......... 856,400 8,575,746
Hua Hong Grace Semiconductor Ltd. , Class A
(a)
.... 87,105 3,311,517
Huaneng Power International, Inc. , Class H
(d)
...... 15,944,000 11,230,075
Security Shares Value
a
China (continued)
Hundsun Technologies, Inc. , Class A ............ 573,253 $ 1,874,879
Hwatsing Technology Co. Ltd. , Class A .......... 165,341 6,408,390
Hygon Information Technology Co. Ltd. , Class A .... 338,734 12,769,595
Iflytek Co. Ltd. , Class A ..................... 849,667 5,089,764
Industrial & Commercial Bank of China Ltd. , Class H . 50,178,000 48,328,623
Ingenic Semiconductor Co. Ltd. , Class A ......... 131,600 2,735,308
Jinko Solar Co. Ltd. , Class A
(a)
................ 3,695,419 2,257,465
Kunlun Energy Co. Ltd. ..................... 4,270,000 4,215,293
Kweichow Moutai Co. Ltd. , Class A ............. 26,590 5,143,377
LONGi Green Energy Technology Co. Ltd. , Class A
(a)
. 2,726,373 4,894,875
Loongson Technology Corp. Ltd. , Class A
(a)
....... 118,379 1,900,123
Muyuan Foods Group Co. Ltd. , Class A .......... 1,406,000 8,854,732
National Silicon Industry Group Co. Ltd. , Class A
(a)
.. 833,793 3,060,957
NAURA Technology Group Co. Ltd. , Class A ....... 251,195 26,150,024
Nongfu Spring Co. Ltd. , Class H
(b)
.............. 2,415,200 13,196,004
OmniVision Integrated Circuits Group, Inc. ........ 190,700 2,360,360
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 6,245,172 4,543,127
PetroChina Co. Ltd. , Class H ................. 12,410,000 16,083,294
PICC Property & Casualty Co. Ltd. , Class H ....... 4,282,000 9,274,576
Piotech, Inc. , Class A ...................... 98,040 9,871,478
Pop Mart International Group Ltd.
(b) (d)
............ 162,400 3,223,567
Postal Savings Bank of China Co. Ltd. , Class H
(b)
... 20,619,162 13,922,129
QuantumCTek Co. Ltd. , Class A ............... 30,371 1,727,967
Sanan Optoelectronics Co. Ltd. , Class A
(a)
........ 1,262,400 2,456,563
SG Micro Corp. , Class A .................... 175,420 2,971,410
Shandong Gold Mining Co. Ltd. , Class H
(b)
........ 1,288,750 4,456,379
Shanghai Baosight Software Co. Ltd. , Class A ..... 735,300 1,929,280
Shanghai BOCHU Electronic Technology Corp. Ltd. ,
Class A .............................. 139,983 2,060,760
Shanghai Stonehill Technology Co. Ltd. , Class A .... 1,885,700 1,809,882
Shenzhen Transsion Holdings Co. Ltd. , Class A .... 411,236 3,499,843
Skyverse Technology Co. Ltd. , Class A
(a)
......... 121,676 6,620,749
SUPCON Technology Co. Ltd. , Class A .......... 224,624 3,264,569
TCL Technology Group Corp. , Class A ........... 7,182,650 5,437,986
Tencent Holdings Ltd. ...................... 122,600 7,041,552
Tianshui Huatian Technology Co. Ltd. , Class A ..... 1,112,600 2,817,455
Tingyi Cayman Islands Holding Corp. ........... 6,116,000 9,938,418
Tongwei Co. Ltd. , Class A
(a)
.................. 1,639,638 2,825,740
Unigroup Guoxin Microelectronics Co. Ltd. , Class A .. 293,500 2,786,142
Wens Foodstuff Group Co. Ltd. , Class A ......... 2,037,700 4,328,240
Wuhan Guide Infrared Co. Ltd. , Class A
(a)
........ 1,475,600 2,845,605
Xiaomi Corp. , Class B
(a) (b) (d)
.................. 5,612,200 19,701,086
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. ,
Class H
(b)
............................ 106,500 2,252,424
Yealink Network Technology Corp. Ltd. , Class A .... 339,544 2,091,771
Yonyou Network Technology Co. Ltd. , Class A
(a)
.... 1,210,600 1,851,797
Yum China Holdings, Inc. ................... 37,948 1,698,268
Zangge Mining Co. Ltd. , Class A ............... 428,700 4,987,580
Zhaojin Mining Industry Co. Ltd. , Class H ......... 1,424,500 4,183,659
Zhejiang Dahua Technology Co. Ltd. , Class A ...... 768,100 1,875,286
Zhongji Innolight Co. Ltd. , Class A ............. 101,500 12,903,237
ZTE Corp. , Class A ....................... 1,392,220 7,079,745
716,312,665
a
Czech Republic  —  0 .4%
CEZ A.S. .............................. 191,983 12,736,660
a
Egypt  —  0 .2%
Commercial International Bank - Egypt (CIB) ...... 2,246,696 6,023,196
Talaat Moustafa Group ..................... 933,002 1,779,335
7,802,531
a

iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
69
Schedule of Investments
Security Shares Value
a
Greece  —  0 .7%
Allwyn AG
(d)
............................ 607,348 $ 9,521,240
Hellenic Telecommunications Organization SA ..... 649,467 14,904,814
24,426,054
a
Hungary  —  0 .4%
OTP Bank Nyrt .......................... 84,509 12,155,154
Richter Gedeon Nyrt ....................... 59,136 2,465,109
14,620,263
a
India  —  16 .4%
Adani Ports & Special Economic Zone Ltd. ........ 102,626 1,715,113
Apollo Hospitals Enterprise Ltd. ............... 149,429 13,953,962
Asian Paints Ltd. ......................... 376,500 10,465,109
Avenue Supermarts Ltd.
(a) (b)
.................. 125,818 5,149,112
Axis Bank Ltd. ........................... 185,878 2,534,008
Bajaj Auto Ltd. ........................... 29,809 3,798,507
Bharti Airtel Ltd. .......................... 2,019,808 38,393,675
Britannia Industries Ltd. .................... 204,772 11,285,005
Cipla Ltd. .............................. 983,309 14,537,967
Divi's Laboratories Ltd. ..................... 104,336 10,366,640
Dr Reddy's Laboratories Ltd. ................. 1,020,698 12,433,176
Eicher Motors Ltd. ........................ 115,998 9,686,022
Eternal Ltd.
(a)
............................ 2,292,050 7,885,575
FSN E-Commerce Ventures Ltd.
(a)
............. 2,023,055 7,412,998
Godrej Consumer Products Ltd. ............... 198,295 1,875,393
HCL Technologies Ltd. ..................... 1,832,750 25,199,987
HDFC Bank Ltd. ......................... 1,481,320 11,004,723
HDFC Life Insurance Co. Ltd.
(b)
............... 318,537 1,815,725
Hindustan Unilever Ltd. ..................... 753,028 15,546,096
ICICI Bank Ltd. .......................... 710,110 10,816,841
ICICI Lombard General Insurance Co. Ltd.
(b)
....... 128,696 2,116,320
Indian Hotels Co. Ltd. (The) , Class A ............ 543,758 4,211,951
Infosys Ltd. ............................. 2,543,054 30,281,616
InterGlobe Aviation Ltd.
(a) (b)
.................. 52,713 2,891,020
ITC Ltd. ............................... 3,206,854 8,598,831
Kotak Mahindra Bank Ltd. ................... 2,375,562 10,446,826
LTM Ltd.
(b)
............................. 371,343 17,675,562
Lupin Ltd. .............................. 459,630 10,559,524
Marico Ltd. ............................. 1,455,439 12,525,096
Maruti Suzuki India Ltd. .................... 131,057 18,647,339
Max Healthcare Institute Ltd. ................. 243,361 2,661,818
Mphasis Ltd. ............................ 87,742 2,233,207
MRF Ltd. .............................. 1,687 2,367,487
Nestle India Ltd. ......................... 1,326,138 20,831,930
Persistent Systems Ltd. .................... 185,992 10,903,712
Pidilite Industries Ltd. ...................... 1,002,445 17,757,350
Power Grid Corp. of India Ltd. ................ 749,264 2,073,523
Reliance Industries Ltd. .................... 983,875 13,183,997
SBI Life Insurance Co. Ltd.
(b)
................. 91,426 1,669,885
Shree Cement Ltd. ........................ 6,787 1,652,152
Sun Pharmaceutical Industries Ltd. ............. 1,272,172 26,490,949
Tata Consultancy Services Ltd. ............... 2,239,988 56,348,336
Tata Consumer Products Ltd. ................. 154,774 1,684,981
Tech Mahindra Ltd. ....................... 1,545,091 26,373,964
Titan Co. Ltd. ........................... 370,426 19,818,996
Torrent Pharmaceuticals Ltd. ................. 518,091 27,577,590
TVS Motor Co. Ltd. ....................... 94,677 4,310,148
UltraTech Cement Ltd. ..................... 19,796 2,377,466
United Spirits Ltd. ........................ 124,944 1,954,541
WAAREE Energies Ltd. .................... 453,515 12,395,458
Wipro Ltd. .............................. 6,210,864 12,020,678
600,517,887
a
Security Shares Value
a
Indonesia  —  0 .1%
Bank Central Asia Tbk PT ................... 5,354,200 $ 1,954,535
a
Kuwait  —  1 .6%
Boubyan Bank KSCP ...................... 1,106,723 2,377,511
Kuwait Finance House KSCP ................. 10,577,758 26,352,067
National Bank of Kuwait SAKP ................ 10,304,479 29,134,052
57,863,630
a
Malaysia  —  2 .5%
Hong Leong Bank Bhd ..................... 2,756,900 16,079,154
IHH Healthcare Bhd ....................... 10,021,700 20,516,330
IOI Corp. Bhd ........................... 1,714,400 1,992,310
Malayan Banking Bhd
(d)
.................... 11,838,500 31,371,658
Telekom Malaysia Bhd ..................... 6,656,500 12,751,302
Tenaga Nasional Bhd ...................... 2,450,400 8,619,632
91,330,386
a
Mexico  —  0 .5%
America Movil SAB de CV , Series B ............ 14,322,501 16,524,877
Industrias Penoles SAB de CV ................ 62,665 3,332,410
19,857,287
a
Peru  —  1 .1%
Cia de Minas Buenaventura SAA , ADR .......... 368,071 12,624,835
Credicorp Ltd. ........................... 77,538 28,408,373
41,033,208
a
Philippines  —  0 .8%
Bank of the Philippine Islands ................ 1,355,435 2,174,529
BDO Unibank, Inc. ........................ 2,679,768 4,981,004
International Container Terminal Services, Inc. ..... 1,117,645 15,850,145
Manila Electric Co. ........................ 674,120 4,985,974
27,991,652
a
Poland  —  0 .3%
Asseco Poland SA
(d)
....................... 160,546 10,320,773
Dino Polska SA
(a) (b)
........................ 220,213 2,125,082
12,445,855
a
Qatar  —  1 .3%
Dukhan Bank ........................... 1,900,483 1,681,012
Industries Qatar QSC ...................... 732,796 2,008,266
Nebras Energy .......................... 1,164,716 4,348,614
Ooredoo QPSC .......................... 4,074,989 14,141,961
Qatar Gas Transport Co. Ltd. ................. 1,736,253 2,061,840
Qatar Islamic Bank QPSC ................... 900,631 5,358,899
Qatar National Bank QPSC .................. 4,177,444 19,132,267
48,732,859
a
Russia  —  0 .0%
Polyus PJSC
(a) (c)
......................... 959,320 11
Rosneft Oil Co. PJSC
(a) (c)
.................... 759,070 88
99
a
Saudi Arabia  —  6 .8%
Al Rajhi Bank ........................... 1,306,161 23,277,029
Alinma Bank ............................ 302,524 2,057,869
Almarai Co. JSC ......................... 645,634 8,425,948
Co. for Cooperative Insurance (The) ............ 81,577 2,951,259
Dar Al Arkan Real Estate Development Co.
(a)
...... 813,137 4,513,337
Dr Sulaiman Al Habib Medical Services Group Co. .. 253,203 15,706,328
Elm Co. ............................... 142,183 24,103,627
Etihad Etisalat Co. ........................ 1,128,647 20,023,356
Jarir Marketing Co. ........................ 3,381,704 15,550,482
Makkah Construction & Development Co. ........ 78,558 1,735,574
SABIC Agri-Nutrients Co. ................... 432,885 15,059,459
Saudi Arabian Oil Co.
(b)
..................... 7,533,445 51,977,897

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Min Vol Factor ETF
(Percentages shown are based on Net Assets)
70
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Saudi Arabia (continued)
Saudi Basic Industries Corp. ................. 569,319 $ 7,496,706
Saudi Energy Co. ........................ 1,839,027 8,497,361
Saudi National Bank (The) ................... 169,780 1,944,209
Saudi Telecom Co. ........................ 3,829,821 45,615,936
248,936,377
a
South Africa  —  0 .4%
Anglogold Ashanti PLC ..................... 19,479 2,188,002
Gold Fields Ltd. .......................... 236,851 11,000,503
13,188,505
a
South Korea  —  13 .5%
APR Corp.
(d)
............................ 55,376 18,752,062
Celltrion, Inc.
(a)
.......................... 83,838 11,583,759
Hanmi Semiconductor Co. Ltd.
(d)
............... 75,957 12,120,330
Hanwha Aerospace Co. Ltd. ................. 10,527 8,451,962
HD Hyundai Co. Ltd. ...................... 11,232 1,789,526
HD Hyundai Heavy Industries Co. Ltd.
(d)
......... 12,995 4,252,706
HMM Co. Ltd.
(d)
.......................... 1,328,867 20,782,384
HYBE Co. Ltd.
(a)
......................... 14,873 1,945,476
Hyundai Mobis Co. Ltd. ..................... 15,657 5,167,971
Hyundai Rotem Co. Ltd. .................... 83,132 8,242,574
Kia Corp. .............................. 23,396 2,231,707
Korea Aerospace Industries Ltd.
(d)
.............. 73,250 6,997,199
Korea Electric Power Corp. .................. 397,085 9,258,525
Krafton, Inc.
(a)
........................... 18,428 3,049,926
KT&G Corp. ............................ 195,032 25,358,751
LG Display Co. Ltd.
(a)
...................... 195,364 1,347,944
LG Electronics, Inc.
(d)
...................... 19,239 3,021,777
LG Uplus Corp. .......................... 639,252 6,988,260
Meritz Financial Group, Inc.
(a)
................. 93,685 8,350,940
NAVER Corp. ........................... 13,720 2,168,665
Samsung Biologics Co. Ltd.
(a) (b) (d)
.............. 28,567 31,670,747
Samsung C&T Corp. ...................... 48,694 13,249,359
Samsung Electro-Mechanics Co. Ltd.
(d)
.......... 22,018 23,220,717
Samsung Electronics Co. Ltd. ................ 280,838 53,017,404
Samsung SDI Co. Ltd.
(a)
.................... 131,902 55,359,247
Samsung SDS Co. Ltd. ..................... 225,882 39,452,445
Samyang Foods Co. Ltd. .................... 2,281 2,553,198
SK hynix, Inc. ........................... 44,350 53,676,254
SK Innovation Co. Ltd.
(a)
.................... 23,206 2,120,798
SK Square Co. Ltd.
(a)
...................... 24,140 18,048,107
SK Telecom Co. Ltd. ....................... 356,360 24,400,202
S-Oil Corp. ............................. 156,974 17,186,081
495,817,003
a
Taiwan  —  22 .3%
Accton Technology Corp. ................... 519,000 33,227,746
Advantech Co. Ltd. ....................... 1,411,940 30,091,915
ASE Technology Holding Co. Ltd. .............. 1,209,000 22,270,678
Asia Vital Components Co. Ltd. ............... 142,000 15,326,817
ASPEED Technology, Inc. ................... 39,600 20,037,395
Chang Hwa Commercial Bank Ltd. ............. 6,461,758 5,122,875
Chroma ATE, Inc. ......................... 578,000 35,727,183
Chunghwa Telecom Co. Ltd. ................. 10,175,000 43,619,931
CTBC Financial Holding Co. Ltd. .............. 1,034,000 2,109,345
Delta Electronics, Inc. ...................... 846,000 49,080,483
E.Sun Financial Holding Co. Ltd. .............. 14,794,378 18,540,465
Elite Material Co. Ltd. ...................... 135,000 23,322,652
Far EasTone Telecommunications Co. Ltd. ........ 8,522,000 27,129,783
First Financial Holding Co. Ltd. ................ 30,292,234 33,708,495
Gold Circuit Electronics Ltd. .................. 68,000 2,494,751
Hon Hai Precision Industry Co. Ltd. ............. 1,256,000 9,893,247
Hon Precision, Inc. ........................ 142,000 26,225,788
Hua Nan Financial Holdings Co. Ltd. ............ 16,696,602 21,770,616
Security Shares Value
a
Taiwan (continued)
Innolux Corp. ........................... 3,656,800 $ 5,748,698
King Slide Works Co. Ltd. ................... 94,000 41,983,913
King Yuan Electronics Co. Ltd. ................ 426,300 3,450,072
MediaTek, Inc. ........................... 111,000 13,733,363
Mega Financial Holding Co. Ltd. ............... 12,395,224 18,974,253
Novatek Microelectronics Corp. ............... 2,043,000 34,783,599
Pegatron Corp. .......................... 7,402,000 21,247,590
President Chain Store Corp. ................. 2,992,000 20,418,680
Realtek Semiconductor Corp. ................ 380,000 8,641,969
Taiwan Business Bank ..................... 999,955 534,236
Taiwan Cooperative Financial Holding Co. Ltd. ..... 50,595,727 40,752,574
Taiwan Mobile Co. Ltd. ..................... 9,538,000 34,872,605
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 728,000 54,710,521
Uni-President Enterprises Corp. ............... 4,917,000 11,809,409
United Microelectronics Corp. ................ 13,707,000 55,760,712
Vanguard International Semiconductor Corp. ...... 400,000 1,908,957
Wiwynn Corp. ........................... 92,000 20,557,977
Yageo Corp. ............................ 326,000 5,597,165
815,186,458
a
Thailand  —  1 .7%
Advanced Info Service PCL , NVDR ............. 3,885,500 41,555,656
Bangkok Dusit Medical Services PCL , NVDR
(d)
..... 12,542,700 7,407,891
Delta Electronics Thailand PCL , NVDR .......... 1,728,800 12,937,230
61,900,777
a
Turkey  —  1 .0%
Aselsan Elektronik Sanayi Ve Ticaret A.S. ........ 4,222,511 33,794,962
BIM Birlesik Magazalar A.S. .................. 198,663 1,668,426
Turk Hava Yollari AO ...................... 414,600 2,591,057
38,054,445
a
United Arab Emirates  —  3 .4%
Abu Dhabi Islamic Bank PJSC ................ 568,006 3,533,252
Abu Dhabi National Oil Co. for Distribution PJSC ... 16,766,632 18,236,337
ADNOC Drilling Co. PJSC ................... 2,656,955 4,167,125
Aldar Properties PJSC ..................... 1,099,885 2,289,703
Dubai Electricity & Water Authority PJSC ......... 11,791,501 8,660,446
Dubai Islamic Bank PJSC ................... 13,078,395 25,569,186
Emirates NBD Bank PJSC ................... 2,526,738 20,647,882
Emirates Telecommunications Group Co. PJSC .... 4,903,112 28,441,437
First Abu Dhabi Bank PJSC .................. 1,498,872 8,054,780
Salik Co. PJSC .......................... 2,765,398 4,070,203
123,670,351
a
Total Common Stocks — 97.7%
(Cost: $ 2,521,531,597 ) ............................... 3,575,015,854
a
Preferred Stocks
Brazil  —  0 .1%
Axia Energia SA , Class C, Preference Shares
(a)
.... 162,602 1,667,584
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
NVS ................................ 281,508 2,445,888
4,113,472
a
South Korea  —  1 .8%
Hyundai Motor Co. , Series 1, Preference Shares , NVS 44,824 6,195,462
Hyundai Motor Co. , Series 2, Preference Shares , NVS 12,669 1,760,816
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 429,433 58,156,818
66,113,096
a
Total Preferred Stocks — 1.9%
(Cost: $ 33,224,883 ) ................................. 70,226,568

iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
71
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Rights
China  —  0 .0%
Kangmei Pharmaceutical Co. Ltd.
(a) (c)
............ 147,474 $ —
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.6%
(Cost: $ 2,554,756,480 ) ............................... 3,645,242,422
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
...................... 105,262,344 $ 105,293,923
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(e) (f)
............................. 19,772,963 19,772,963
a
Total Short-Term Securities — 3.4%
(Cost: $ 125,061,713 ) ................................ 125,066,886
Total Investments —  103.0%
(Cost: $ 2,679,818,193 ) ............................... 3,770,309,308
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (110,266,484)
Net Assets — 100.0% ................................. $ 3,660,042,824
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
All or a portion of this security is on loan.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 22,727,347 $ 82,572,741
(a)
$ — $ (7,816) $ 1,651 $ 105,293,923 105,262,344 $ 927,175
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. — 19,772,963
(a)
— — — 19,772,963 19,772,963 727,014 —
$ — $ (7,816) $ 1,651
$ 125,066,886
$ 1,654,189 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 154 09/18/26 $ 13,175 $ 125,526
2-Year U.S. Treasury Note ............................................................... 13 12/31/26 2,668 (5,652)
$ 119,874

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Min Vol Factor ETF
72
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 125,526 $ — $ — $ — $ 125,526
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ — $ — $ 5,652 $ — $ 5,652
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 1,706,859 $ — $ (30,533) $ — $ 1,676,326
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 98,346 $ — $ (6,538) $ — $ 91,808
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 19,591,623
a

iShares
®
MSCI Emerging Markets Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
73
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $23,203,048 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 367,991,747 $ 3,207,024,000 $ 107 $ 3,575,015,854
Preferred Stocks .......................................... 4,113,472 66,113,096 — 70,226,568
Rights ................................................. — — — —
Short-Term Securities
Money Market Funds ....................................... 125,066,886 — — 125,066,886
$ 497,172,105 $ 3,273,137,096 $ 107 $ 3,770,309,308
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 125,526 $ — $ — $ 125,526
Liabilities
Interest Rate Contracts ....................................... (5,652) — — (5,652)
$ 119,874 $ — $ — $ 119,874
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
74
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Belgium  —  0 .1%
Viohalco SA ............................ 10,091 $ 201,922
a
Brazil  —  2 .7%
Allos SA ............................... 85,505 440,434
Alupar Investimento SA ..................... 33,792 213,517
Auren Energia SA , Class ON
(a)
................ 83,244 179,772
Azzas 2154 SA .......................... 31,533 90,432
Brava Energia ........................... 59,082 195,323
Cia Brasileira de Aluminio ................... 35,623 77,206
Cia de Saneamento de Minas Gerais Copasa MG ... 53,677 572,038
Cia De Saneamento do Parana Sanepar ......... 31,606 204,463
Cia Siderurgica Nacional SA
(a)
................ 113,582 116,617
Cogna Educacao SA ...................... 426,065 189,123
Compass Gas e Energia SA ................. 24,402 108,316
Cosan SA
(a)
............................. 385,483 290,142
Cury Construtora e Incorporadora SA ........... 31,845 200,354
Cyrela Brazil Realty SA Empreendimentos e
Participacoes .......................... 55,164 258,597
Dexco SA
(a)
............................. 98,000 98,349
Direcional Engenharia SA ................... 78,986 169,510
EcoRodovias Infraestrutura e Logistica SA ........ 88,100 123,949
Fleury SA .............................. 46,010 174,750
Fras-Le SA ............................. 18,424 81,852
GPS Participacoes e Empreendimentos SA
(b)
...... 97,265 233,141
Grupo Mateus SA ........................ 128,136 114,497
Hapvida Participacoes e Investimentos SA
(a) (b)
..... 70,858 90,392
Hidrovias do Brasil SA
(a)
.................... 140,660 93,655
Hypera SA ............................. 69,335 290,371
Iguatemi SA ............................ 47,383 224,316
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira ............................ 23,266 67,038
Inter & Co., Inc. , Class A .................... 51,982 281,223
IRB-Brasil Resseguros SA ................... 12,991 142,633
JHSF Participacoes SA ..................... 67,326 141,628
Lojas Renner SA ......................... 212,282 446,560
M Dias Branco SA ........................ 15,606 52,045
Magazine Luiza SA ....................... 88,347 82,012
Mahle Metal Leve SA ...................... 11,858 74,903
Minerva SA ............................. 93,552 68,969
Multiplan Empreendimentos Imobiliarios SA ....... 72,961 393,139
Natura Cosmeticos SA
(a)
.................... 172,385 290,771
Orizon Valorizacao de Residuos SA
(a)
........... 50,306 160,776
Pagseguro Digital Ltd. , Class A ............... 32,585 293,917
Sao Martinho SA ......................... 32,193 122,707
Sendas Distribuidora SA .................... 292,799 476,927
SIMPAR SA ............................ 46,696 59,479
SLC Agricola SA ......................... 44,766 138,837
Smartfit Escola de Ginastica e Danca SA ......... 97,243 315,476
StoneCo Ltd. , Class A ...................... 42,091 408,283
TOTVS SA ............................. 114,758 785,126
Transmissora Alianca de Energia Eletrica SA ...... 38,612 291,366
Tres Tentos Agroindustrial SA ................ 29,480 65,485
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA ....................... 127,498 73,572
Vivara Participacoes SA .................... 35,506 152,671
Vulcabras SA ........................... 25,970 67,462
10,284,121
a
Canada  —  0 .0%
Sigma Lithium Corp.
(a) (c)
.................... 13,010 164,446
a
Security Shares Value
a
Cayman Islands  —  0 .0%
Patria Investments Ltd. , Class A ............... 16,931 $ 191,998
a
Chile  —  0 .8%
Aguas Andinas SA , Class A .................. 576,362 197,611
CAP SA
(a)
.............................. 16,962 100,864
Cia Cervecerias Unidas SA .................. 26,322 153,166
Cia Sud Americana de Vapores SA ............. 3,177,894 163,435
Colbun SA ............................. 1,534,827 242,558
Empresa Nacional de Telecomunicaciones SA ..... 30,304 125,979
Empresas CMPC SA ...................... 232,505 250,359
Engie Energia Chile SA ..................... 78,842 165,569
Inversiones La Construccion SA ............... 7,046 192,500
Pampa Investments SA ..................... 18,368,672 231,249
Parque Arauco SA ........................ 159,981 668,494
Ripley Corp. SA .......................... 196,000 88,410
SMU SA ............................... 713,660 98,256
Veolia Inversiones Aguas del Gran Santiago Ltda. ... 87,514 84,858
Vina Concha y Toro SA ..................... 109,626 106,886
2,870,194
a
China  —  9 .0%
361 Degrees International Ltd.
(c)
............... 195,000 111,989
Abbisko Cayman Ltd.
(a)
..................... 104,000 117,620
AK Medical Holdings Ltd.
(b)
.................. 136,000 88,612
Alphamab Oncology
(a) (b)
..................... 98,000 111,908
Angelalign Technology, Inc.
(b)
................. 14,800 169,932
Anhui Expressway Co. Ltd. , Class H
(c)
........... 98,000 197,164
Anjoy Foods Group Co. Ltd. , Class H ........... 9,800 81,088
Anxin-China Holdings Ltd. , NVS
(a) (d)
............. 1,084,000 1
Ascentage Pharma Group International
(a) (b)
........ 63,400 269,974
Ascletis Pharma, Inc.
(a) (b) (c)
................... 56,000 71,429
Atour Lifestyle Holdings Ltd. , ADR ............. 12,114 423,748
Autohome, Inc. , ADR ...................... 13,328 292,416
AviChina Industry & Technology Co. Ltd. , Class H ... 588,000 218,428
Beijing Capital International Airport Co. Ltd. , Class H
(a)
402,000 79,391
Beijing Enterprises Water Group Ltd. ............ 882,000 187,912
Beijing Jingneng Clean Energy Co. Ltd. , Class H ... 496,000 104,279
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.
(c)
.. 104,000 79,167
Black Sesame International Holding Ltd.
(a) (c)
....... 34,800 43,946
Bloks Group Ltd.
(a)
........................ 14,700 137,530
Blue Moon Group Holdings Ltd.
(a) (b)
............. 269,500 128,495
Boshiwa International Holding Ltd.
(a) (c) (d)
.......... 32,000 —
Brilliance China Automotive Holdings Ltd.
(c)
....... 686,000 204,307
CanSino Biologics, Inc. , Class H
(a) (b) (c)
........... 31,400 117,977
CARsgen Therapeutics Holdings Ltd.
(a) (b) (c)
........ 76,000 128,081
Central China Securities Co. Ltd. , Class H
(c)
....... 296,000 66,738
CGN Mining Co. Ltd.
(c)
..................... 675,000 224,811
CGN New Energy Holdings Co. Ltd.
(c)
........... 252,000 67,775
Chervon Holdings Ltd.
(c)
.................... 28,300 70,973
China Animal Healthcare Ltd. , NVS
(a) (c) (d)
......... 126,000 —
China BlueChemical Ltd. , Class H ............. 392,000 97,065
China Bohai Bank Co. Ltd. , Class H
(a) (b) (c)
......... 375,500 40,719
China Communications Services Corp. Ltd. , Class H . 498,000 245,290
China Conch Venture Holdings Ltd. ............. 294,000 294,213
China Datang Corp. Renewable Power Co. Ltd. , Class
H .................................. 564,000 79,072
China East Education Holdings Ltd.
(a) (b)
.......... 148,000 75,556
China Education Group Holdings Ltd.
(a) (c)
......... 196,000 46,734
China Everbright Environment Group Ltd. ........ 784,000 503,539
China Everbright Ltd.
(c)
..................... 202,000 159,118
China Foods Ltd. ......................... 208,000 101,872
China Huiyuan Juice Group Ltd. , NVS
(a) (d)
......... 379,000 —
China Jinmao Holdings Group Ltd.
(c)
............ 1,078,000 180,992
China Lesso Group Holdings Ltd. .............. 187,000 86,211

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
75
Schedule of Investments
Security Shares Value
a
China (continued)
China Literature Ltd.
(a) (b)
.................... 88,200 $ 240,953
China Medical System Holdings Ltd.
(c)
........... 245,000 350,500
China Metal Recycling Holdings Ltd.
(a) (d)
.......... 12,000 —
China Modern Dairy Holdings Ltd.
(a) (c)
........... 634,000 118,006
China Overseas Grand Oceans Group Ltd.
(c)
...... 345,000 116,977
China Overseas Property Holdings Ltd. .......... 280,000 122,373
China Resources Beverage Holdings Co. Ltd. ...... 88,200 82,760
China Resources Building Materials Technology
Holdings Ltd. .......................... 592,000 78,447
China Resources Pharmaceutical Group Ltd.
(b)
..... 389,500 222,020
China Risun Group Ltd. .................... 230,000 59,078
China Ruyi Holdings Ltd.
(a)
................... 2,352,000 402,947
China Shineway Pharmaceutical Group Ltd.
(c)
...... 98,000 103,521
China Suntien Green Energy Corp. Ltd. , Class H ... 147,000 61,139
China Tobacco International HK Co. Ltd.
(c)
........ 56,000 175,400
China Traditional Chinese Medicine Holdings Co. Ltd.
(a)
592,000 103,304
China Travel International Investment Hong Kong Ltd.
(c)
400,000 58,825
China Water Affairs Group Ltd.
(c)
............... 180,000 102,383
China XLX Fertiliser Ltd. .................... 158,000 224,621
China Youran Dairy Group Ltd.
(a) (b) (c)
............ 296,000 153,153
China Yuchai International Ltd. ................ 1,911 73,268
Chinasoft International Ltd.
(a) (c)
................ 490,000 238,346
Chongqing Machinery & Electric Co. Ltd. , Class H ... 196,000 46,878
CIMC Enric Holdings Ltd. ................... 136,000 131,967
Cirrus Aircraft Ltd. ........................ 15,100 92,159
COFCO Joycome Foods Ltd.
(a) (c)
............... 835,000 113,392
Consun Pharmaceutical Group Ltd. ............. 98,000 169,145
COSCO SHIPPING International Hong Kong Co. Ltd. 98,000 81,624
COSCO SHIPPING Ports Ltd. ................ 304,000 215,330
Country Garden Holdings Co. Ltd.
(a) (c)
........... 4,508,000 108,816
Country Garden Services Holdings Co. Ltd. ....... 466,000 327,881
CSG Holding Co. Ltd. , Class B ................ 266,000 42,739
CSSC Hong Kong Shipping Co. Ltd.
(c)
........... 400,000 116,870
CStone Pharmaceuticals
(a) (b)
................. 232,000 169,843
Dalipal Holdings Ltd.
(a) (c)
.................... 112,000 52,536
Damai Entertainment Holdings Ltd.
(a) (c)
........... 2,450,000 154,160
Daqo New Energy Corp. , ADR
(a) (c)
.............. 8,869 114,321
Dekon Food And Agriculture Group , Class H
(a)
..... 9,800 67,701
Dongyue Group Ltd.
(c)
...................... 294,000 520,194
DPC Dash Ltd.
(a) (c)
........................ 20,000 84,966
Duality Biotherapeutics, Inc.
(a)
................ 6,200 145,656
Dynagreen Environmental Protection Group Co. Ltd. ,
Class H ............................. 98,000 73,609
East Buy Holding Ltd.
(a) (b)
.................... 100,000 312,726
Everest Medicines Ltd.
(a) (b) (c)
.................. 60,000 248,184
Evergrande Property Services Group Ltd.
(a) (b)
...... 1,165,000 170,599
FinVolution Group , Class A , ADR .............. 21,304 78,186
First Tractor Co. Ltd. , Class H ................ 112,000 136,326
Flat Glass Group Co. Ltd. , Class H ............. 98,000 81,891
Fortior Technology Shenzhen Co. Ltd. , Class H
(c)
... 4,900 76,955
Fufeng Group Ltd. ........................ 245,400 149,039
GCL Technology Holdings Ltd.
(a)
............... 4,900,000 436,306
Genertec Universal Medical Group Co. Ltd.
(b) (c)
..... 220,500 129,247
GenFleet Therapeutics Shanghai, Inc. , Class H
(a) (c)
.. 20,200 78,996
Global New Material International Holdings Ltd.
(a) (c)
.. 150,000 190,659
Grand Pharmaceutical Group Ltd.
(c)
............. 245,000 156,878
Greentown China Holdings Ltd.
(a) (c)
............. 208,000 165,795
Greentown Service Group Co. Ltd. ............. 354,000 189,370
Guangshen Railway Co. Ltd. , Class H ........... 292,000 91,026
Guoquan Food Shanghai Co. Ltd. , Class H
(c)
...... 117,600 25,084
Gushengtang Holdings Ltd. .................. 30,400 105,359
Hangzhou SF Intra-City Industrial Co. Ltd. , Class
H
(a) (b) (c)
.............................. 59,200 60,603
Hanking Gold International Ltd.
(a)
.............. 196,000 82,214
Security Shares Value
a
China (continued)
Harbin Electric Co. Ltd. , Class H ............... 160,000 $ 341,621
Hello Group, Inc. , ADR ..................... 22,736 125,957
Hesai Group , Class B
(a)
..................... 186,200 379,099
Hua Han Health Industry Holdings Ltd. , NVS
(a) (d)
.... 1,112,400 1
Huabao International Holdings Ltd. ............. 248,000 100,170
HUTCHMED China Ltd.
(a) (c)
.................. 122,500 302,416
Hygeia Healthcare Holdings Co. Ltd.
(a) (b)
......... 88,200 115,790
InnoCare Pharma Ltd. , Class H
(a) (b)
............. 200,000 363,865
iQIYI, Inc. , Class A , ADR
(a) (c)
.................. 98,427 91,921
JF SmartInvest Holdings Ltd.
(c)
................ 24,800 90,265
JinkoSolar Holding Co. Ltd. , ADR .............. 5,978 75,203
Jinxin Fertility Group Ltd.
(b) (c)
................. 437,000 123,496
JNBY Design Ltd. ........................ 46,000 115,805
Joinn Laboratories China Co. Ltd. , Class H
(b)
...... 19,600 61,111
JOYY, Inc. , ADR ......................... 5,292 394,995
Keymed Biosciences, Inc.
(a) (b)
................. 49,000 466,779
Kinetic Development Group Ltd. ............... 490,000 139,403
Kingdee International Software Group Co. Ltd.
(a)
.... 588,000 647,085
Kingsoft Cloud Holdings Ltd.
(a)
................ 588,900 408,266
Lao Feng Xiang Co. Ltd. , Class B .............. 49,000 136,581
Lee & Man Paper Manufacturing Ltd. ........... 336,000 163,858
Legend Holdings Corp. , Class H
(b)
............. 127,400 295,114
Lepu Biopharma Co. Ltd. , Class H
(a) (b)
........... 232,000 130,582
Lifetech Scientific Corp.
(a) (c)
.................. 688,000 119,130
Lingbao Gold Group Co. Ltd. , Class H
(c)
.......... 141,100 396,955
Logan Group Co. Ltd.
(a)
..................... 294,000 52,029
Lonking Holdings Ltd. ...................... 439,000 197,414
Lufax Holding Ltd. , ADR
(a) (c)
.................. 52,780 66,503
Luye Pharma Group Ltd.
(a) (b) (c)
................ 457,500 113,011
Lygend Resources & Technology Co. Ltd. , Class H .. 29,400 68,946
Maanshan Iron & Steel Co. Ltd. , Class H
(a)
........ 456,000 101,411
Maoyan Entertainment
(b) (c)
................... 154,600 85,621
Marketingforce Management Ltd.
(a) (c)
............ 20,000 154,861
Meitu, Inc.
(a) (b)
........................... 784,000 472,591
MH Development Ltd. , NVS
(a) (d)
............... 32,500 —
MicroPort NeuroScientific Corp.
(c)
.............. 87,000 89,122
Microport Scientific Corp.
(a)
.................. 200,900 155,389
Minth Group Ltd.
(c)
........................ 156,800 519,327
Nanjing Leads Biolabs Co. Ltd. , Class H
(a)
........ 4,900 45,049
National Agricultural Holdings Ltd.
(a) (c) (d)
.......... 354,000 —
NetEase Cloud Music, Inc.
(a) (b)
................ 19,600 226,308
Newborn Town, Inc.
(a)
...................... 142,000 159,643
Nexteer Automotive Group Ltd.
(c)
.............. 200,000 129,027
Nine Dragons Paper Holdings Ltd.
(a)
............ 343,000 298,032
Noah Holdings Ltd. , ADR ................... 9,006 77,181
Ocumension Therapeutics
(a) (b)
................ 100,000 65,854
Onewo, Inc. , Class H
(c)
..................... 49,000 119,317
Phancy Group Co. Ltd. , Class H
(a) (c)
............. 65,600 233,873
Ping An Healthcare and Technology Co. Ltd.
(a) (b) (c)
... 188,200 153,778
Poly Property Group Co. Ltd. ................. 441,000 76,408
Poly Property Services Co. Ltd. , Class H ......... 30,400 107,381
Pony AI, Inc. , Class A
(a)
..................... 44,100 312,819
Q Technology Group Co. Ltd. ................. 104,000 80,255
Qfin Holdings, Inc. , ADR .................... 20,289 175,703
REPT BATTERO Energy Co. Ltd. , Class H
(a)
...... 78,000 101,576
RLX Technology, Inc. , ADR .................. 69,082 126,420
RoboSense Technology Co. Ltd.
(a) (c)
............ 54,300 124,641
Sany Heavy Equipment International Holdings Co. Ltd. 245,000 284,029
Seazen Group Ltd.
(a) (c)
..................... 532,000 92,827
Shandong Weigao Group Medical Polymer Co. Ltd. ,
Class H ............................. 509,600 208,733
Shanghai Chicmax Cosmetic Co. Ltd. , Class H ..... 16,000 44,213
Shanghai Conant Optical Co. Ltd. , Class H
(c)
...... 44,100 251,760
Shanghai Henlius Biotech, Inc. , Class H
(a) (b)
....... 9,800 82,209

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
76
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
China (continued)
Shanghai Industrial Holdings Ltd.
(c)
............. 104,000 $ 182,290
Shanghai MicroPort MedBot Group Co. Ltd. , Class
H
(a) (c)
................................ 73,500 197,413
Shenzhen Dobot Corp. Ltd. , Class H
(a)
........... 26,400 79,820
Shenzhen Expressway Corp. Ltd. , Class H ........ 98,000 83,525
Shenzhen International Holdings Ltd.
(c)
.......... 294,000 191,216
Shenzhen Investment Ltd.
(a) (c)
................. 584,000 50,212
Shoucheng Holdings Ltd.
(c)
.................. 855,200 155,655
Shougang Fushan Resources Group Ltd. ......... 496,000 192,997
Sihuan Pharmaceutical Holdings Group Ltd. ....... 970,000 92,567
Simcere Pharmaceutical Group Ltd.
(b)
........... 196,000 276,856
Sinofert Holdings Ltd. ...................... 926,000 158,522
Sinopec Engineering Group Co. Ltd. , Class H ...... 305,500 197,991
Sinopec Kantons Holdings Ltd.
(c)
.............. 206,000 97,896
Skyworth Group Ltd.
(a)
..................... 138,800 74,827
SMI Holdings Group Ltd. , NVS
(a) (d)
.............. 468,800 1
SSY Group Ltd. .......................... 304,000 104,697
Sun Art Retail Group Ltd.
(c)
.................. 500,000 66,357
Sunac China Holdings Ltd.
(a) (c)
................ 1,981,000 152,465
Sunshine Lake Pharma Co. Ltd. , Class H
(a) (c)
...... 33,800 164,549
Superb Summit International Group Ltd. , NVS
(a) (d)
... 11,913 —
SY Holdings Group Ltd.
(c)
................... 124,000 102,604
TCL Electronics Holdings Ltd.
(a)
............... 212,000 451,353
Tiangong International Co. Ltd. ............... 304,000 124,743
Tianneng Power International Ltd.
(c)
............ 208,000 115,519
Tongguan Gold Group Ltd. .................. 404,000 170,135
Topsports International Holdings Ltd.
(b) (c)
......... 441,000 62,179
Towngas Smart Energy Co. Ltd.
(c)
.............. 344,000 135,340
TravelSky Technology Ltd. , Class H ............ 196,000 217,511
Tuhu Car, Inc. , Class A
(a) (b) (c)
.................. 69,800 106,644
Tuya, Inc. , ADR .......................... 57,958 108,961
Up Fintech Holding Ltd. , ADR
(a) (c)
.............. 20,908 105,376
Vnet Group, Inc. , Class A , ADR
(a) (c)
............. 30,721 186,169
VOYAH Automobile Technology Co. Ltd. , Class H
(a)
.. 174,000 57,827
Wasion Holdings Ltd. ...................... 98,000 193,696
Weibo Corp. , Class A ...................... 18,620 127,181
Weifu High-Technology Group Co. Ltd. , Class B .... 78,416 125,996
Weilong Delicious Global Holdings Ltd.
(c)
......... 96,600 95,336
Weimob, Inc.
(a) (b) (c)
........................ 828,000 105,802
WeRide, Inc. , Class A
(a)
..................... 34,300 66,329
West China Cement Ltd.
(c)
................... 456,000 114,411
XD, Inc.
(a) (c)
............................. 58,800 320,734
Xinyi Solar Holdings Ltd. .................... 980,000 281,526
Xtep International Holdings Ltd.
(c)
.............. 343,000 160,516
Yidu Tech, Inc.
(b) (c)
........................ 143,600 70,595
Yihai International Holding Ltd. ................ 98,000 197,517
Yixin Group Ltd.
(b) (c)
....................... 365,000 56,650
Yuexiu Property Co. Ltd.
(c)
................... 296,000 122,835
Yuexiu Transport Infrastructure Ltd. ............. 204,000 90,422
Zai Lab Ltd.
(a) (c)
.......................... 235,900 593,565
ZhongAn Online P&C Insurance Co. Ltd. , Class H
(a) (b)
231,400 336,055
Zhongsheng Group Holdings Ltd.
(a)
............. 178,500 97,086
Zhongyu Energy Holdings Ltd.
(c)
............... 196,000 65,079
ZJLD Group, Inc.
(b)
........................ 117,600 117,173
Zylox-Tonbridge Medical Technology Co. Ltd. , Class
H
(b)
................................. 44,500 121,300
33,752,073
a
Colombia  —  0 .3%
Cementos Argos SA ....................... 120,197 410,070
Grupo Argos SA .......................... 68,112 426,723
Mineros SA ............................. 24,474 144,070
980,863
a
Security Shares Value
a
Cyprus  —  0 .1%
ASBISc Enterprises PLC .................... 7,399 $ 264,271
Nanduq PLC , ADR
(a) (d)
...................... 20,971 3
264,274
a
Czech Republic  —  0 .1%
Colt CZ Group SE ........................ 3,578 163,497
Philip Morris CR A.S. ...................... 113 103,759
267,256
a
Egypt  —  0 .2%
Abou Kir Fertilizers & Chemical Industries ........ 53,460 85,266
Abu Dhabi Islamic Bank .................... 119,298 128,306
EFG Holding S.A.E. ....................... 168,215 84,649
E-Finance for Digital & Financial Investments ...... 201,373 90,679
Fawry for Banking & Payment Technology Services
SAE
(a)
............................... 374,915 138,936
Telecom Egypt Co. ........................ 107,237 244,572
772,408
a
Greece  —  0 .8%
Aegean Airlines SA ....................... 9,790 138,419
Aktor SA Holding Company Technical And Energy
Projects
(a)
............................ 17,526 209,425
Athens International Airport SA ................ 11,120 135,364
Athens Water Supply & Sewage Co. SA
(a)
........ 11,091 164,047
Bally's Intralot SA ......................... 150,725 200,386
CrediaBank SA
(a)
......................... 210,794 248,868
HELLENiQ ENERGY Holdings SA ............. 20,859 375,788
Holding Co. ADMIE IPTO SA ................. 40,321 210,991
Kri-Kri Milk Industry SA ..................... 1,519 55,931
LAMDA Development SA
(a) (c)
................. 20,274 149,920
Optima bank SA ......................... 43,341 612,782
Sarantis SA ............................ 5,685 95,089
Titan SA ............................... 8,407 532,782
3,129,792
a
Hong Kong  —  0 .1%
Art Group Holdings Ltd.
(a) (c)
.................. 205,000 84,344
China Lumena New Materials Corp. , NVS
(a) (c) (d)
..... 5,249 —
FIH Mobile Ltd.
(c)
......................... 62,500 133,861
K Wah International Holdings Ltd.
(c)
............. 245,000 64,281
New Horizon Health Ltd.
(a) (c) (d)
................. 91,000 —
Precision Tsugami China Corp. Ltd.
(c)
........... 24,500 164,964
Xinyi Energy Holdings Ltd. ................... 588,000 59,256
506,706
a
Hungary  —  0 .1%
Magyar Telekom Telecommunications PLC ........ 61,593 495,530
Opus Global Nyrt ......................... 58,242 59,173
554,703
a
India  —  21 .3%
360 ONE WAM Ltd. ....................... 48,918 603,290
3M India Ltd. ............................ 556 194,536
Aadhar Housing Finance Ltd.
(a)
................ 22,688 111,450
Aarti Industries Ltd.
(a)
...................... 41,286 227,164
Aarti Pharmalabs Ltd. ...................... 10,888 96,691
Aavas Financiers Ltd.
(a)
..................... 8,822 116,679
ACC Ltd. .............................. 12,348 165,448
Acme Solar Holdings Ltd. ................... 39,410 166,213
Action Construction Equipment Ltd. ............ 8,483 98,801
Acutaas Chemicals Ltd. .................... 10,731 355,647
Aditya Birla Fashion and Retail Ltd.
(a)
........... 124,558 68,071
Aditya Birla Lifestyle Brands Ltd. .............. 87,862 79,904
Aditya Birla Real Estate Ltd. ................. 11,320 161,091
Aditya Birla Sun Life Asset Management Co. Ltd. ... 15,196 167,688

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
77
Schedule of Investments
Security Shares Value
a
India (continued)
Aditya Infotech Ltd. ....................... 5,276 $ 197,385
Aditya Vision Ltd.
(b)
........................ 14,905 93,951
Aegis Logistics Ltd. ....................... 26,901 357,078
Aether Industries Ltd.
(a)
..................... 7,248 128,706
Afcons Infrastructure Ltd. ................... 34,488 103,372
Affle 3i Ltd.
(a)
............................ 13,083 219,391
Ahluwalia Contracts India Ltd. ................ 7,662 49,797
AIA Engineering Ltd. ....................... 8,673 387,531
Ajanta Pharma Ltd. ....................... 9,004 340,484
Alembic Pharmaceuticals Ltd. ................ 9,474 83,065
Alivus Life Sciences Ltd. .................... 5,932 87,514
Alkyl Amines Chemicals .................... 2,401 50,506
Allied Blenders & Distillers Ltd. ................ 11,956 77,585
Amagi Media Labs Ltd.
(a)
.................... 12,250 73,038
Amara Raja Energy & Mobility Ltd. ............. 19,946 186,800
Amber Enterprises India Ltd.
(a)
................ 4,557 364,430
Anand Rathi Wealth Ltd. .................... 17,260 399,483
Anant Raj Ltd. ........................... 27,604 174,765
Angel One Ltd. .......................... 101,160 304,378
Anthem Biosciences Ltd. .................... 17,312 162,307
Anupam Rasayan India Ltd.
(a)
................ 4,538 60,146
Apar Industries Ltd.
(a)
...................... 3,577 663,795
Apollo Tyres Ltd. ......................... 63,350 292,123
Aptus Value Housing Finance India Ltd. .......... 76,685 200,171
Archean Chemical Industries Ltd. .............. 14,162 72,153
Arvind Fashions Ltd. ....................... 18,700 88,783
Arvind Ltd.
(a)
............................ 31,601 184,205
Asahi India Glass Ltd. ...................... 17,684 176,842
Ashapura Minechem Ltd. ................... 10,646 63,036
ASK Automotive Ltd. ...................... 11,515 79,819
Aster DM Quality Care Ltd.
(b)
................. 50,628 401,908
Astra Microwave Products Ltd. ................ 9,928 173,687
Astral Ltd. .............................. 22,491 359,238
AstraZeneca Pharma India Ltd. ............... 1,162 84,818
Ather Energy Ltd.
(a)
....................... 26,796 483,280
Atul Ltd. ............................... 2,898 194,487
Authum Investment & Infrastructure Ltd.
(a)
........ 37,098 218,305
Avalon Technologies Ltd.
(a) (b)
................. 7,008 174,557
Avanti Feeds Ltd. ......................... 9,218 79,727
AvenuesAI Ltd.
(a)
......................... 349,860 55,148
AWL Agri Business Ltd. ..................... 81,585 164,796
Azad Engineering Ltd.
(a)
.................... 6,894 206,904
Balkrishna Industries Ltd. ................... 15,876 379,793
Balrampur Chini Mills Ltd. ................... 24,255 176,724
Banco Products India Ltd. ................... 10,648 69,889
Bandhan Bank Ltd.
(b)
...................... 160,621 275,442
BASF India Ltd. .......................... 2,602 103,455
Bata India Ltd. ........................... 9,438 67,579
Bayer CropScience Ltd. .................... 2,385 99,502
Belrise Industries Ltd. ...................... 49,980 121,906
BEML Ltd. ............................. 8,967 182,192
Bikaji Foods International Ltd. ................ 13,995 91,937
Biocon Ltd. ............................. 134,707 582,285
Birla Corp. Ltd. .......................... 7,046 64,487
Birlasoft Ltd. ............................ 39,192 119,688
Black Box Ltd. ........................... 7,566 59,361
BlackBuck Ltd.
(a)
......................... 21,269 132,506
BLS International Services Ltd. ............... 24,108 60,804
Blue Dart Express Ltd.
(a)
.................... 1,594 82,439
Blue Star Ltd. ........................... 26,999 414,587
Bluestone Jewellery And Lifestyle Ltd.
(a)
.......... 12,948 111,039
Bombay Burmah Trading Co. ................. 37 584
Borosil Renewables Ltd.
(a)
................... 12,474 65,759
BrainBees Solutions Ltd.
(a)
................... 36,505 69,848
Security Shares Value
a
India (continued)
Brigade Enterprises Ltd. .................... 37,117 $ 255,335
Brookfield India Real Estate Trust
(b)
............. 102,755 368,824
Campus Activewear Ltd. .................... 17,918 42,525
Can Fin Homes Ltd. ....................... 19,462 162,451
Canara HSBC Life Insurance Co. Ltd. ........... 51,930 85,113
Caplin Point Laboratories Ltd. ................ 4,676 123,606
Capri Global Capital Ltd. .................... 39,472 106,178
Carborundum Universal Ltd. ................. 25,386 294,750
Cartrade Tech Ltd.
(a)
....................... 8,829 277,092
Castrol India Ltd. ......................... 87,153 168,842
CCL Products India Ltd. .................... 14,996 169,878
Ceat Ltd. .............................. 4,207 150,907
Cemindia Projects Ltd. ..................... 10,593 136,116
Central Depository Services India Ltd. ........... 22,688 333,660
Century Plyboards India Ltd. ................. 14,748 117,213
Cera Sanitaryware Ltd. ..................... 1,306 78,552
CESC Ltd. ............................. 117,181 179,800
Chalet Hotels Ltd. ........................ 15,600 147,991
Chambal Fertilisers and Chemicals Ltd. .......... 32,575 139,915
Chennai Petroleum Corp. Ltd. ................ 9,792 140,561
Choice International Ltd.
(a)
................... 12,446 101,917
Cholamandalam Financial Holdings Ltd. ......... 20,531 319,989
CIE Automotive India Ltd. ................... 35,218 144,543
City Union Bank Ltd. ....................... 114,250 274,698
Clean Max Enviro Energy Solutions Ltd.
(a)
........ 7,154 93,719
Clean Science & Technology Ltd. .............. 10,696 92,337
Coforge Ltd. ............................ 69,787 1,451,956
Cohance Lifesciences Ltd.
(a)
................. 29,988 143,358
Computer Age Management Services Ltd. ........ 47,040 385,930
Concord Biotech Ltd. ...................... 6,027 91,560
Container Corp. Of India Ltd. ................. 58,310 313,144
Craftsman Automation Ltd. .................. 2,755 324,259
CreditAccess Grameen Ltd.
(a)
................. 13,162 188,469
CRISIL Ltd. ............................. 4,340 219,666
Crompton Greaves Consumer Electricals Ltd. ...... 137,347 339,719
Cyient Ltd. ............................. 17,190 211,775
Dalmia Bharat Ltd. ........................ 14,389 280,216
Data Patterns India Ltd. .................... 5,488 260,293
DCM Shriram Ltd. ........................ 4,998 53,351
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 14,915 220,228
Deepak Nitrite Ltd. ........................ 13,298 244,156
Delhivery Ltd.
(a)
.......................... 111,952 535,866
Devyani International Ltd.
(a)
.................. 81,072 118,002
Doms Industries Ltd. ...................... 3,380 79,135
Dr Lal PathLabs Ltd.
(b)
..................... 16,668 338,819
Dr. Agarwal's Health Care Ltd.
(a)
............... 21,584 116,246
Dynamatic Technologies Ltd. ................. 897 112,628
eClerx Services Ltd. ....................... 9,349 193,960
Edelweiss Financial Services Ltd. .............. 125,833 167,974
EID Parry India Ltd.
(a)
...................... 20,436 171,463
EIH Ltd. ............................... 44,716 132,461
Elecon Engineering Co. Ltd. ................. 20,120 86,949
Elgi Equipments Ltd. ...................... 38,122 250,856
Emami Ltd. ............................. 42,534 162,548
Embassy Developments Ltd.
(a)
................ 110,250 71,897
Embassy Office Parks REIT .................. 179,294 825,726
Emcure Pharmaceuticals Ltd.
(a)
............... 7,301 142,084
Emmvee Photovoltaic Power Ltd.
(a) (b)
............ 22,546 76,015
Endurance Technologies Ltd.
(b)
................ 6,937 209,086
Engineers India Ltd. ....................... 58,710 161,196
EPL Ltd. ............................... 36,130 99,302
Equitas Small Finance Bank Ltd.
(a) (b)
............ 117,405 91,018
Eris Lifesciences Ltd.
(b)
..................... 8,087 110,131
ESAB India Ltd. .......................... 784 50,343

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
78
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Escorts Kubota Ltd. ....................... 6,848 $ 215,239
Ethos Ltd.
(a)
............................. 3,479 105,809
Eureka Forbes Ltd.
(a)
...................... 12,250 55,189
Exide Industries Ltd. ....................... 79,037 365,121
Fine Organic Industries Ltd. .................. 1,546 85,768
Finolex Cables Ltd. ....................... 14,137 184,928
Finolex Industries Ltd. ..................... 58,770 97,277
Firstsource Solutions Ltd. ................... 64,489 179,016
Five-Star Business Finance Ltd. ............... 42,238 237,016
Force Motors Ltd. ........................ 1,018 186,989
Fractal Analytics Ltd.
(a)
..................... 8,597 76,831
Gabriel India Ltd. ......................... 13,634 205,943
Galaxy Surfactants Ltd. ..................... 2,009 47,609
Garden Reach Shipbuilders & Engineers Ltd. ...... 6,421 172,777
Garware Hi-Tech Films Ltd. .................. 1,862 139,480
Garware Technical Fibres Ltd. ................ 8,477 72,374
Genus Power Infrastructures Ltd. .............. 23,370 82,113
Genus Prime Infra Ltd.
(a)
.................... 4,688 1,996
Gillette India Ltd. ......................... 1,049 80,663
Gland Pharma Ltd.
(b)
....................... 8,238 249,834
GlaxoSmithKline Pharmaceuticals Ltd. .......... 8,330 266,678
Glenmark Pharmaceuticals Ltd. ............... 30,870 803,945
Global Health Ltd. ........................ 17,396 270,170
Go Digit General Insurance Ltd.
(a)
.............. 45,463 122,766
Godawari Power and Ispat Ltd. ............... 48,702 124,500
Godfrey Phillips India Ltd. ................... 8,238 181,944
Godrej Agrovet Ltd.
(b)
...................... 9,751 62,952
Granules India Ltd. ........................ 25,774 224,166
Graphite India Ltd. ........................ 14,186 104,576
Gravita India Ltd.
(a)
........................ 7,518 141,932
Great Eastern Shipping Co. Ltd. (The) ........... 21,070 287,796
Grindwell Norton Ltd. ...................... 9,708 206,270
GSPL Transmission Ltd.
(a)
................... 24,808 39,101
Gujarat Energy Ltd. ....................... 72,938 189,527
Gujarat Fluorochemicals Ltd. ................. 6,510 320,382
Gujarat Mineral Development Corp. Ltd. ......... 18,943 111,953
Gujarat Narmada Valley Fertilizers & Chemicals Ltd. . 18,790 113,261
Gujarat Pipavav Port Ltd. ................... 55,904 98,315
Gujarat State Fertilizers & Chemicals Ltd. ........ 53,086 88,074
Happiest Minds Technologies Ltd. .............. 20,727 88,429
Happy Forgings Ltd. ....................... 4,144 104,816
HBL Engineering Ltd. ...................... 23,219 160,079
HealthCare Global Enterprises Ltd. ............. 11,809 90,948
HEG Ltd. .............................. 15,324 117,169
Hexaware Technologies Ltd. ................. 32,472 188,916
HFCL Ltd. .............................. 192,570 503,330
Himadri Speciality Chemical Ltd. .............. 35,941 248,441
Hindustan Construction Co. Ltd. ............... 434,128 108,399
Hindustan Copper Ltd. ..................... 61,644 339,628
Hindustan Foods Ltd.
(a)
..................... 11,412 78,872
Home First Finance Co. India Ltd.
(b)
............ 18,754 229,149
Honasa Consumer Ltd. ..................... 33,816 170,544
Honeywell Automation India Ltd. ............... 400 149,247
IFCI Ltd.
(a)
.............................. 141,812 133,313
IIFL Capital Services Ltd. ................... 27,155 96,051
IIFL Finance Ltd. ......................... 46,612 316,192
Indegene Ltd. ........................... 18,166 116,624
India Cements Ltd. (The)
(a)
.................. 13,310 51,763
India Glycols Ltd. ......................... 5,390 64,919
India Shelter Finance Corp. Ltd. ............... 9,697 66,166
IndiaMart InterMesh Ltd.
(b)
................... 7,038 129,605
Indian Energy Exchange Ltd.
(b)
................ 97,511 123,311
Indian Renewable Energy Development Agency Ltd. . 141,723 173,153
Indo Count Industries Ltd. ................... 16,758 82,432
Security Shares Value
a
India (continued)
Indraprastha Gas Ltd. ...................... 120,393 $ 190,159
Ingersoll Rand India Ltd. .................... 1,715 87,318
Inox Green Energy Services Ltd.
(a)
............. 29,449 51,554
INOX India Ltd. .......................... 5,586 125,123
Inox Wind Ltd.
(a)
.......................... 166,600 122,991
Intellect Design Arena Ltd. ................... 19,222 137,302
International Gemological Institute Ltd. .......... 21,609 77,280
Inventurus Knowledge Solutions Ltd.
(a)
........... 10,290 187,352
ION Exchange India Ltd. .................... 20,980 80,044
Ipca Laboratories Ltd. ...................... 30,042 622,934
IRB Infrastructure Developers Ltd. ............. 810,411 164,601
IRCON International Ltd.
(b)
................... 77,801 97,323
ITC Hotels Ltd. .......................... 134,784 226,319
Jaiprakash Power Ventures Ltd.
(a)
.............. 862,768 148,794
Jammu & Kashmir Bank Ltd. (The)
(a)
............ 90,128 139,538
JBM Auto Ltd.
(a)
.......................... 11,712 76,804
Jindal Saw Ltd. .......................... 52,126 169,254
JK Cement Ltd. .......................... 7,497 403,737
JK Lakshmi Cement Ltd. .................... 14,362 80,053
JK Paper Ltd. ........................... 18,886 78,537
JK Tyre & Industries Ltd. .................... 28,180 112,184
JM Financial Ltd. ......................... 75,568 101,362
JSW Cement Ltd.
(b)
....................... 54,779 72,433
JSW Dulux Ltd. .......................... 2,695 89,554
JSW Holdings Ltd.
(a)
....................... 684 86,234
Jubilant Foodworks Ltd. .................... 84,667 441,251
Jubilant Ingrevia Ltd. ...................... 18,893 133,932
Jubilant Pharmova Ltd. ..................... 13,438 124,441
Jupiter Life Line Hospitals Ltd. ................ 24,206 75,200
Jupiter Wagons Ltd.
(a)
...................... 21,710 54,731
Jyothy Labs Ltd. ......................... 26,237 55,992
Jyoti CNC Automation Ltd.
(a)
................. 17,926 187,070
Kajaria Ceramics Ltd. ...................... 17,395 227,210
Kalpataru Projects International Ltd. ............ 24,138 354,801
Kalyan Jewellers India Ltd. .................. 80,668 508,275
Kansai Nerolac Paints Ltd. ................... 44,896 90,815
Karnataka Bank Ltd. (The) ................... 38,764 136,240
Karur Vysya Bank Ltd. (The) ................. 110,912 404,646
Kaynes Technology India Ltd.
(a)
............... 6,606 255,162
KEC International Ltd. ..................... 29,246 127,780
KEI Industries Ltd. ........................ 13,118 790,177
Kfin Technologies Ltd. ...................... 23,177 235,845
Kirloskar Brothers Ltd. ..................... 5,246 104,675
Kirloskar Ferrous Industries Ltd. ............... 12,204 57,980
Kirloskar Oil Engines Ltd. ................... 18,022 396,968
Kirloskar Pneumatic Co. Ltd. ................. 19,806 148,480
Kovai Medical Center and Hospital Ltd. .......... 784 50,011
KPI Green Energy Ltd.
(b)
.................... 20,089 64,184
KPIT Technologies Ltd. ..................... 33,430 205,211
KPR Mill Ltd. ............................ 23,618 291,814
KRBL Ltd. .............................. 8,723 38,661
Krishna Institute of Medical Sciences Ltd.
(a) (b)
...... 52,528 416,624
KSB Ltd. .............................. 12,950 109,755
Kwality Wall's India Ltd.
(a)
................... 177,478 84,437
L&T Technology Services Ltd.
(b)
............... 4,655 176,229
Le Travenues Technology Ltd.
(a)
............... 43,984 75,224
Leela Palaces Hotels & Resorts Ltd.
(a)
........... 16,104 96,313
Lemon Tree Hotels Ltd.
(a) (b)
.................. 116,378 129,748
LIC Housing Finance Ltd. ................... 61,564 347,831
Lloyds Engineering Works Ltd. ................ 126,155 114,321
LMW Ltd. .............................. 826 164,502
LT Foods Ltd. ........................... 31,666 148,418
Lumax Auto Technologies Ltd. ................ 6,125 133,724
Mahanagar Gas Ltd. ....................... 11,616 130,402

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
79
Schedule of Investments
Security Shares Value
a
India (continued)
Maharashtra Scooters Ltd. .................. 538 $ 77,211
Mahindra & Mahindra Financial Services Ltd. ...... 106,428 416,540
Mahindra Lifespace Developers Ltd. ............ 21,043 80,839
Manappuram Finance Ltd. ................... 111,132 396,441
Manorama Industries Ltd.
(a)
.................. 4,753 94,303
Marksans Pharma Ltd. ..................... 49,980 168,650
Max Estates Ltd.
(a)
........................ 13,181 70,907
Max Financial Services Ltd.
(a)
................. 58,002 956,929
Medplus Health Services Ltd.
(a)
............... 16,123 113,815
Metropolis Healthcare Ltd.
(b)
.................. 22,722 138,823
Minda Corp. Ltd. ......................... 17,591 131,595
Mindspace Business Parks REIT
(b)
............. 48,074 250,368
Mishra Dhatu Nigam Ltd.
(b)
.................. 12,417 53,938
Motherson Sumi Wiring India Ltd. .............. 545,084 210,612
Motilal Oswal Financial Services Ltd. ............ 32,472 355,174
Mrs Bectors Food Specialities Ltd. ............. 37,005 88,071
MTAR Technologies Ltd.
(a)
................... 4,504 332,905
Narayana Hrudayalaya Ltd. .................. 13,328 266,876
Natco Pharma Ltd. ........................ 16,709 147,552
National Securities Depository Ltd. ............. 14,582 124,260
Nava Ltd. .............................. 25,731 153,370
Navin Fluorine International Ltd. ............... 7,399 673,447
Nazara Technologies Ltd.
(a)
.................. 37,280 145,896
NBCC India Ltd. ......................... 191,982 173,453
NCC Ltd. .............................. 85,279 132,730
Netweb Technologies India Ltd. ............... 3,764 204,760
Neuland Laboratories Ltd. ................... 1,666 402,492
Newgen Software Technologies Ltd. ............ 16,072 89,101
Nexus Select Trust ........................ 170,912 301,292
NLC India Ltd. ........................... 63,700 178,746
NMDC Steel Ltd.
(a)
........................ 176,215 85,387
Nuvama Wealth Management Ltd. ............. 16,003 294,531
Nuvoco Vistas Corp. Ltd.
(a)
.................. 24,234 81,074
Ola Electric Mobility Ltd.
(a)
................... 398,628 172,154
Olectra Greentech Ltd. ..................... 9,976 133,525
Onesource Specialty Pharma Ltd.
(a)
............ 13,152 209,670
Paradeep Phosphates Ltd.
(a) (b)
................ 96,210 161,399
Paras Defence & Space Technologies Ltd. ........ 8,085 121,536
PC Jeweller Ltd.
(a)
........................ 621,630 71,646
PCBL CHEMICAL Ltd. ..................... 38,636 128,478
Pearl Global Industries Ltd. .................. 3,823 98,776
PG Electroplast Ltd. ....................... 32,142 195,696
Physicswallah Ltd.
(a) (b)
...................... 119,090 145,166
Pine Labs Ltd.
(a) (b)
......................... 113,808 195,835
Piramal Finance Ltd. ...................... 21,606 521,495
Piramal Pharma Ltd.
(a)
..................... 132,278 297,506
PNB Housing Finance Ltd.
(b)
................. 39,690 478,351
PNC Infratech Ltd. ........................ 24,291 47,953
Poly Medicure Ltd. ........................ 7,444 137,460
Poonawalla Fincorp Ltd.
(a)
................... 59,250 288,313
Power Mech Projects Ltd. ................... 3,520 93,008
Praj Industries Ltd. ........................ 29,400 106,149
Premier Energies Ltd.
(b)
..................... 32,644 354,984
Pricol Ltd. .............................. 16,196 136,585
Privi Speciality Chemicals Ltd. ................ 2,599 94,780
Procter & Gamble Health Ltd. ................ 1,520 91,994
Prudent Corporate Advisory Services Ltd. ........ 4,580 176,552
PTC Industries Ltd.
(a)
...................... 1,068 247,897
PVR Inox Ltd.
(a)
.......................... 17,156 217,466
Radico Khaitan Ltd. ....................... 16,121 758,793
Railtel Corp. of India Ltd. .................... 25,970 75,072
Rainbow Children's Medicare Ltd. .............. 12,234 181,548
Ramco Cements Ltd. (The) .................. 23,610 218,019
Ramkrishna Forgings Ltd. ................... 16,084 125,519
Security Shares Value
a
India (continued)
Rategain Travel Technologies Ltd. , Class A
(a)
...... 11,664 $ 114,749
Ratnamani Metals & Tubes Ltd. ............... 5,084 141,466
Redington Ltd. ........................... 124,664 468,369
Reliance Power Ltd.
(a)
...................... 619,752 143,497
Religare Enterprises Ltd.
(a)
................... 24,549 62,482
Rhi Magnesita India Ltd. .................... 18,977 73,992
RR Kabel Ltd. ........................... 6,076 186,682
Safari Industries India Ltd. ................... 5,573 88,397
Sagility Ltd. ............................. 467,509 231,049
SAI Life Sciences Ltd.
(a) (b)
................... 27,940 428,392
Sammaan Capital Ltd.
(a)
.................... 135,639 208,221
Sandur Manganese & Iron Ores Ltd. (The) ........ 25,382 53,857
Sanofi Consumer Healthcare India Ltd. .......... 1,498 65,087
Sansera Engineering Ltd.
(b)
.................. 9,016 379,876
Sapphire Foods India Ltd.
(a)
.................. 55,715 136,997
Sarda Energy & Minerals Ltd. ................ 19,654 102,888
Saregama India Ltd. ....................... 16,620 83,697
SBFC Finance Ltd.
(a)
...................... 86,416 89,622
Schneider Electric Infrastructure Ltd.
(a)
........... 9,724 124,240
Sedemac Mechatronics Ltd.
(a)
................ 3,626 117,693
Senco Gold Ltd. .......................... 15,900 58,140
Shaily Engineering Plastics Ltd. ............... 5,348 183,564
Shakti Pumps India Ltd. .................... 12,098 61,717
Sheela Foam Ltd. ........................ 11,272 75,831
Shilpa Medicare Ltd. ....................... 19,257 191,959
Shipping Corp. of India Ltd. .................. 34,304 104,213
SignatureGlobal India Ltd.
(a)
.................. 6,125 49,487
SJVN Ltd. .............................. 151,564 102,914
SKF India Industrial Ltd. .................... 5,588 175,147
SKF India Ltd. ........................... 4,559 74,501
Sobha Ltd. ............................. 10,006 131,932
Sona Blw Precision Forgings Ltd.
(b)
............. 92,071 785,428
Sonata Software Ltd. ...................... 41,944 128,418
South Indian Bank Ltd. (The) ................. 299,572 143,434
SPR Auto Technologies Ltd. .................. 2,994 145,088
Star Health & Allied Insurance Co. Ltd.
(a)
......... 50,868 303,051
Strides Pharma Science Ltd. ................. 10,058 108,299
Sudarshan Chemical Industries Ltd. ............ 10,312 137,197
Sumitomo Chemical India Ltd. ................ 28,717 155,979
Sun TV Network Ltd. ...................... 18,424 90,140
Sundram Fasteners Ltd. .................... 25,146 317,991
Suprajit Engineering Ltd. .................... 14,282 75,592
Supreme Petrochem Ltd. ................... 13,994 107,141
Swan Corp. Ltd. .......................... 27,391 84,217
Syngene International Ltd.
(b)
................. 37,262 156,820
Syrma SGS Technology Ltd. ................. 16,175 243,663
Tamilnad Mercantile Bank Ltd. ................ 16,332 159,897
Tanla Platforms Ltd. ....................... 15,778 87,677
Tata Chemicals Ltd. ....................... 29,438 198,647
Tata Elxsi Ltd. ........................... 6,125 229,929
Tata Investment Corp. Ltd. ................... 28,716 193,472
Tata Technologies Ltd. ..................... 29,294 255,401
Tata Teleservices Maharashtra Ltd.
(a)
............ 99,960 40,449
Tbo Tek Ltd.
(a)
........................... 7,140 130,659
TD Power Systems Ltd. .................... 48,800 397,725
Techno Electric & Engineering Co. Ltd. .......... 11,249 115,798
Tega Industries Ltd. ....................... 3,997 66,541
Tejas Networks Ltd.
(a) (b)
..................... 20,041 117,680
Tenneco Clean Air India Ltd.
(a)
................ 9,754 54,115
Thanga Mayil Jewellery Ltd. ................. 2,314 131,415
Thermax Ltd. ........................... 8,232 337,153
Thyrocare Technologies Ltd.
(b)
................ 14,259 90,615
Tilaknagar Industries Ltd. ................... 20,759 122,219
Time Technoplast Ltd. ...................... 45,184 88,718

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
80
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
Timken India Ltd. ......................... 8,060 $ 266,411
Tips Music Ltd. .......................... 11,338 76,589
Titagarh Rail System Ltd. ................... 18,742 160,864
Transformers & Rectifiers India Ltd.
(a)
........... 23,038 75,731
Transport Corp. of India Ltd. ................. 4,631 42,232
Trident Ltd. ............................. 289,020 73,232
Triveni Engineering & Industries Ltd. ............ 17,710 54,958
Triveni Power Transmission Ltd.
(a)
.............. 8,224 47,058
Triveni Turbine Ltd. ....................... 30,158 183,047
TSF Investments Ltd. ...................... 20,384 85,819
TTK Prestige Ltd. ......................... 8,965 54,987
TVS Holdings Ltd. ........................ 981 136,319
Ujjivan Small Finance Bank Ltd.
(a) (b)
............. 207,570 150,471
UNO Minda Ltd. .......................... 37,926 507,831
Urban Co. Ltd.
(a) (b)
........................ 75,656 132,829
Usha Martin Ltd. ......................... 33,912 177,503
UTI Asset Management Co. Ltd. ............... 11,238 102,638
V2 Retail Ltd.
(a)
.......................... 39,500 92,241
VA Tech Wabag Ltd. ....................... 9,622 199,575
Vardhman Textiles Ltd. ..................... 19,829 119,033
Varroc Engineering Ltd.
(b)
................... 8,037 72,737
Vedant Fashions Ltd.
(a)
..................... 11,417 65,356
Vedanta Iron and Steel Ltd.
(a)
................. 296,460 114,714
Vedanta Oil and Gas Ltd.
(a)
.................. 264,702 107,654
Vedanta Power Ltd.
(a)
...................... 296,460 109,575
Vesuvius India Ltd. ........................ 20,238 86,630
V-Guard Industries Ltd. ..................... 43,456 157,916
Vijaya Diagnostic Centre Ltd.
(a)
................ 12,434 198,112
Vinati Organics Ltd. ....................... 5,334 74,455
V-Mart Retail Ltd. ......................... 10,183 90,620
Voltamp Transformers Ltd. ................... 1,466 167,731
Waaree Renewable Technologies Ltd.
(a)
.......... 6,664 60,998
Welspun Corp. Ltd. ....................... 18,446 462,699
Welspun Enterprises Ltd. ................... 8,343 59,987
Welspun Living Ltd. ....................... 62,977 129,478
Westlife Foodworld Ltd. ..................... 13,169 79,030
Wework India Management Ltd.
(a)
.............. 9,506 68,378
Whirlpool of India Ltd. ...................... 15,956 134,517
Wockhardt Ltd.
(a)
......................... 16,140 319,252
Yatharth Hospital & Trauma Care Services Ltd. ..... 9,310 97,941
Zee Entertainment Enterprises Ltd.
(a)
............ 161,130 158,146
Zen Technologies Ltd. ...................... 10,216 190,632
Zensar Technologies Ltd. ................... 26,164 126,349
ZF Commercial Vehicle Control Systems India Ltd. .. 9,291 247,400
Zydus Wellness Ltd. ....................... 20,921 116,421
79,974,645
a
Indonesia  —  1 .2%
Adaro Andalan Indonesia PT ................. 314,600 192,241
AKR Corporindo Tbk PT .................... 1,538,600 126,371
Alamtri Resources Indonesia Tbk PT ............ 1,528,400 244,882
Bank Aladin Syariah Tbk PT
(a)
................ 901,400 14,247
Bank Jago Tbk PT
(a)
....................... 220,000 12,046
Bank Tabungan Negara Persero Tbk PT
(a)
........ 1,132,000 79,148
BFI Finance Indonesia Tbk PT ................ 2,568,200 134,717
Bukit Asam Persero Tbk PT .................. 896,700 129,593
Bumi Resources Tbk PT
(a)
................... 23,098,700 249,743
Charoen Pokphand Indonesia Tbk PT ........... 1,249,500 210,239
Ciputra Development Tbk PT ................. 2,317,763 83,704
Elang Mahkota Teknologi Tbk PT .............. 2,255,800 65,481
Energi Mega Persada Tbk PT
(a)
............... 2,974,400 219,953
Gudang Garam Tbk PT ..................... 111,400 130,800
Hanson International Tbk PT
(a) (d)
............... 25,794,200 —
Indah Kiat Pulp & Paper Tbk PT ............... 294,000 145,853
Indo Tambangraya Megah Tbk PT ............. 90,900 133,669
Security Shares Value
a
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk PT ........... 245,800 $ 76,595
Indofood Sukses Makmur Tbk PT .............. 862,400 365,114
Inti Agri Resources Tbk PT
(a) (d)
................ 12,327,500 —
Japfa Comfeed Indonesia Tbk PT .............. 833,000 103,425
Jasa Marga Persero Tbk PT ................. 268,400 44,819
Kalbe Farma Tbk PT ...................... 3,327,100 147,230
Map Aktif Adiperkasa PT .................... 2,242,200 91,105
Medco Energi Internasional Tbk PT ............. 1,166,412 92,416
Merdeka Copper Gold Tbk PT ................ 1,958,900 324,581
MNC Tourism Indonesia Tbk PT
(a)
.............. 4,807,500 17,629
Pacific Strategic Financial Tbk PT
(a)
............ 1,434,700 40,515
Pakuwon Jati Tbk PT ...................... 6,037,300 95,392
Perusahaan Gas Negara Persero Tbk PT ........ 2,010,500 173,533
Petrosea Tbk PT
(a)
........................ 617,400 176,307
Rukun Raharja Tbk PT ..................... 1,053,500 47,558
Sarana Menara Nusantara Tbk PT ............. 4,152,600 106,342
Solusi Sinergi Digital Tbk PT ................. 482,000 57,007
Sugih Energy Tbk PT
(a) (d)
.................... 1,824,800 —
Sumber Alfaria Trijaya Tbk PT ................ 2,185,400 164,579
Transcoal Pacific Tbk PT .................... 6,500 811
Vale Indonesia Tbk PT ..................... 462,800 136,800
Waskita Karya Persero Tbk PT
(a) (d)
............. 3,225,094 10,606
XLSMART Telecom Sejahtera Tbk PT ........... 994,700 158,134
4,603,185
a
Kuwait  —  0 .8%
Agility Public Warehousing Co. KSCC ........... 352,747 174,648
Al Ahli Bank of Kuwait KSCP ................. 287,288 280,713
Ali Alghanim Sons Automotive Co. KSCC ......... 37,292 112,238
Arzan Financial Group for Financing & Investment
KPSC ............................... 84,715 87,715
Boubyan Petrochemicals Co. KSCP ............ 96,057 226,727
Boursa Kuwait Securities Co. KPSC ............ 22,099 210,227
Burgan Bank SAK ........................ 210,259 127,193
Commercial Real Estate Co. KSC .............. 333,249 201,701
Gulf Cables & Electrical Industries Group Co. KSCP . 19,834 110,339
Humansoft Holding Co. KSC ................. 19,278 145,915
Kuwait International Bank KSCP ............... 173,209 141,192
Kuwait Projects Co. Holding KSCP
(a)
............ 365,965 93,437
Kuwait Real Estate Co. KSC ................. 189,954 218,232
Kuwait Telecommunications Co. ............... 80,738 159,091
Mezzan Holding Co. KSCC .................. 19,171 71,865
National Industries Group Holding SAK .......... 395,932 306,188
National Investments Co. KSCP ............... 140,900 125,396
National Real Estate Co. KPSC
(a)
.............. 275,338 122,105
Salhia Real Estate Co. KSCP ................ 90,908 110,661
3,025,583
a
Malaysia  —  2 .8%
AFFIN Bank Bhd ......................... 173,244 88,162
AirAsia Group Bhd
(a)
....................... 333,200 65,189
Alliance Bank Malaysia Bhd .................. 199,100 243,149
Axis REIT .............................. 333,200 155,680
Bank Islam Malaysia Bhd ................... 169,000 88,090
Bursa Malaysia Bhd ....................... 83,350 178,570
Carlsberg Brewery Malaysia Bhd .............. 47,400 169,067
Dialog Group Bhd ........................ 710,500 346,239
Eco World Development Group Bhd ............ 363,200 181,754
Farm Fresh Bhd ......................... 266,800 135,064
Fraser & Neave Holdings Bhd ................ 24,500 154,939
Frontken Corp. Bhd ....................... 308,750 389,576
Gas Malaysia Bhd ........................ 49,000 60,733
Genting Bhd ............................ 458,800 234,485
Genting Malaysia Bhd ..................... 382,800 161,522
Genting Plantations Bhd .................... 58,800 84,211

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
81
Schedule of Investments
Security Shares Value
a
Malaysia (continued)
Greatech Technology Bhd
(a)
.................. 212,700 $ 136,516
HAP Seng Consolidated Bhd ................. 107,800 72,728
Hartalega Holdings Bhd .................... 357,700 86,543
Heineken Malaysia Bhd .................... 34,300 136,360
Hextar Global Bhd ........................ 590,852 117,407
Hong Leong Industries Bhd .................. 14,700 64,739
IGB REIT .............................. 406,900 277,837
IJM Corp. Bhd
(c)
.......................... 460,800 322,257
Inari Amertron Bhd
(c)
....................... 485,100 306,682
IOI Properties Group Bhd ................... 318,600 320,122
ITMAX SYSTEM Bhd
(c)
..................... 115,700 124,839
Johor Plantations Group Bhd ................. 220,500 105,156
Kelington Group Bhd
(c)
..................... 122,500 279,056
KLCCP Stapled Group ..................... 64,100 136,925
Kossan Rubber Industries Bhd ................ 377,300 103,010
KPJ Healthcare Bhd ....................... 347,900 233,316
KSL Holdings Bhd ........................ 98,000 69,914
Mah Sing Group Bhd ...................... 409,600 119,691
Malakoff Corp. Bhd
(c)
...................... 482,000 95,123
Malayan Cement Bhd ...................... 104,700 168,509
Malaysian Pacific Industries Bhd
(c)
............. 14,700 151,422
Matrix Concepts Holdings Bhd ................ 225,400 67,652
MBSB Bhd
(c)
............................ 638,300 95,823
Mega First Corp. Bhd ...................... 98,000 68,157
Mi Technovation Bhd ...................... 83,300 126,092
MR DIY Group M Bhd
(b) (c)
................... 622,300 213,005
OSK Holdings Bhd ........................ 245,000 125,755
Pavilion REIT ........................... 380,100 155,656
PPB Group Bhd
(c)
......................... 132,300 326,971
QL Resources Bhd ........................ 338,100 321,633
Sam Engineering & Equipment M Bhd ........... 72,300 81,141
Scientex Bhd ........................... 147,600 135,379
Sime Darby Bhd ......................... 583,100 375,897
Sime Darby Property Bhd ................... 734,500 240,096
SP Setia Bhd Group ....................... 506,000 103,416
Sunway Construction Group Bhd .............. 93,100 189,188
Sunway REIT ........................... 376,400 192,521
Syarikat Takaful Malaysia Keluarga Bhd ......... 73,044 57,467
Tanco Holdings Bhd
(a)
...................... 225,200 10,348
TIME dotCom Bhd
(c)
....................... 256,200 382,455
Top Glove Corp. Bhd
(c)
..................... 1,185,800 194,393
Unisem M Bhd .......................... 101,500 111,843
UWC Bhd
(a)
............................. 72,300 123,279
ViTrox Corp. Bhd ......................... 117,600 268,841
Yinson Holdings Bhd ...................... 274,600 146,620
Zetrix Ai Bhd
(c)
........................... 1,190,700 87,048
10,365,258
a
Mauritius  —  0 .0%
Lighthouse Properties PLC .................. 245,000 124,145
a
Mexico  —  1 .6%
Alpek SAB de CV , Class A
(a)
................. 352,800 264,240
Alsea SAB de CV ........................ 112,700 276,040
Banco del Bajio SA
(b)
...................... 149,968 508,233
Bolsa Mexicana de Valores SAB de CV .......... 91,785 208,828
Concentradora Fibra Danhos SA de CV
(c)
......... 53,900 92,569
Controladora Vuela Cia de Aviacion SAB de CV , Class
A
(a) (c)
................................ 220,500 144,133
Corp Inmobiliaria Vesta SAB de CV ............ 196,035 679,115
FIBRA Macquarie Mexico
(b)
.................. 22,600 58,506
Fibra MTY SAPI de CV
(c)
.................... 893,847 759,403
GCC SAB de CV
(c)
........................ 36,990 421,644
Genomma Lab Internacional SAB de CV , Class B ... 159,400 123,795
Gentera SAB de CV ....................... 225,400 541,073
Security Shares Value
a
Mexico (continued)
Grupo Televisa SAB, CPO
(a) (c)
................ 486,800 $ 268,082
La Comer SAB de CV ...................... 49,645 93,118
Megacable Holdings SAB de CV, CPO .......... 102,900 318,693
Orbia Advance Corp. SAB de CV
(a)
............. 202,900 253,559
Qualitas Controladora SAB de CV ............. 41,649 376,414
Regional SAB de CV ...................... 53,800 444,987
5,832,432
a
Peru  —  0 .1%
Intercorp Financial Services, Inc. .............. 7,938 433,574
a
Philippines  —  0 .8%
Aboitiz Equity Ventures, Inc. ................. 342,800 204,279
ACEN Corp. ............................ 1,911,000 87,854
Alliance Global Group, Inc. .................. 578,200 83,585
Apex Mining Co., Inc. ...................... 343,000 87,829
AREIT, Inc. ............................. 235,200 138,265
Ayala Land, Inc. .......................... 1,048,600 260,695
Century Pacific Food, Inc. ................... 274,400 142,839
Converge Information and Communications Technology
Solutions, Inc. ......................... 472,300 68,926
DigiPlus Interactive Corp. ................... 401,800 64,294
DMCI Holdings, Inc. ....................... 571,400 71,130
GT Capital Holdings, Inc. ................... 23,620 180,362
JG Summit Holdings, Inc. ................... 514,500 175,341
Jollibee Foods Corp. ...................... 92,120 221,753
LT Group, Inc. ........................... 476,300 116,214
Manila Water Co., Inc. ..................... 221,800 123,832
Maynilad Water Services, Inc. ................ 483,400 145,196
Megaworld Corp. ......................... 1,774,000 62,403
Monde Nissin Corp.
(b)
...................... 751,800 82,066
Philippine National Bank .................... 73,500 82,602
Puregold Price Club, Inc. .................... 216,000 142,373
RL Commercial REIT, Inc. ................... 1,485,400 171,069
Robinsons Land Corp. ..................... 305,800 83,509
Semirara Mining & Power Corp. , Class A ......... 153,600 42,435
Synergy Grid & Development Phils, Inc. .......... 240,100 100,421
Universal Robina Corp. ..................... 193,660 189,398
3,128,670
a
Poland  —  1 .7%
Alior Bank SA ........................... 19,876 704,367
Auto Partner SA
(c)
........................ 15,746 135,200
Bank Handlowy w Warszawie SA .............. 7,154 226,865
Benefit Systems SA
(a)
...................... 683 996,588
Cyfrowy Polsat SA
(a) (c)
...................... 54,160 231,210
Diagnostyka SA .......................... 3,476 157,202
Enea SA ............................... 58,914 310,182
Grupa Kety SA .......................... 2,156 728,734
Jastrzebska Spolka Weglowa SA
(a) (c)
............ 13,482 119,711
KRUK SA .............................. 3,871 415,008
Modivo SA
(a) (c)
........................... 11,847 275,594
Orange Polska SA ........................ 143,570 527,432
Tauron Polska Energia SA ................... 219,660 498,264
Warsaw Stock Exchange .................... 5,292 138,531
XTB SA
(b)
.............................. 16,949 837,603
6,302,491
a
Qatar  —  0 .7%
Al Meera Consumer Goods Co. QSC ........... 28,499 101,636
Baladna
(a)
.............................. 254,424 87,873
Barwa Real Estate Co. ..................... 504,166 319,491
Doha Bank QPSC ........................ 571,575 412,384
Estithmar Holding QPSC
(a)
................... 260,386 290,712
Gulf International Services QSC ............... 276,656 132,811

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
82
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Qatar (continued)
Qatar Aluminum Manufacturing Co. ............. 670,360 $ 269,703
Qatar Navigation QSC ..................... 229,908 661,328
United Development Co. QSC ................ 513,340 113,102
Vodafone Qatar PQSC ..................... 440,461 314,766
2,703,806
a
Russia  —  0 .0%
Credit Bank of Moscow PJSC
(a) (d)
.............. 4,743,600 550
Federal Grid Co. - Rosseti PJSC
(a) (d)
............ 142,040,000 17
IPJSC United Medical Group , NVS , GDR
(a) (d) (e)
..... 11,658 1
Lenta International Co. PJSC , GDR
(a) (d)
.......... 58,692 7
Segezha Group PJSC
(a) (b) (d)
.................. 1,675,000 194
Sistema AFK PAO
(a) (d)
...................... 1,865,280 216
Sovcomflot PJSC
(a) (d)
...................... 338,350 39
1,024
a
Saudi Arabia  —  3 .3%
Abdullah Al Othaim Markets Co. ............... 87,759 115,989
Advanced Petrochemical Co.
(a)
................ 26,893 170,830
Al Babtain Power & Telecommunication Co. ....... 7,378 121,244
Al Hammadi Holding ....................... 17,248 115,514
Al Majed for Oud Co. ...................... 2,406 79,076
Al Masane Al Kobra Mining Co. ............... 7,758 171,293
Al Moammar Information Systems Co. ........... 3,234 250,297
Al Rajhi Co. for Co-operative Insurance
(a)
......... 16,562 244,156
Al Rajhi REIT ........................... 57,673 123,653
Al-Dawaa Medical Services Co. ............... 22 225
Aldrees Petroleum and Transport Services Co. ..... 10,771 338,225
AlKhorayef Water & Power Technologies Co. ...... 4,004 104,519
Almoosa Health Co. ....................... 2,066 65,849
Almunajem Foods Co. ..................... 4,532 74,113
AlSaif Stores For Development & Investment Co. ... 38,810 67,046
Arabian Cement Co. ....................... 12,050 69,002
Arabian Centres Co.
(b)
...................... 45,115 194,094
Arabian Contracting Services Co.
(a)
............. 4,027 66,230
Arabian Drilling Co.
(a)
...................... 5,859 148,090
Arriyadh Development Co. ................... 24,330 102,385
Astra Industrial Group Co. ................... 8,575 310,834
Bank Al-Jazira ........................... 129,507 411,584
Bawan Co.
(a)
............................ 6,468 65,049
BinDawood Holding Co. .................... 72,785 91,221
Catrion Catering Holding Co. ................. 9,928 188,533
Dallah Healthcare Co. ...................... 9,474 214,481
Derayah Financial Co. ..................... 10,192 60,891
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 10,731 108,608
East Pipes Integrated Co. for Industry ........... 3,773 197,664
Electrical Industries Co. .................... 120,638 506,403
Emaar Economic City
(a)
..................... 36,946 97,495
Etihad GO Telecom Co. .................... 4,459 103,916
flynas Co. SJSC
(a)
........................ 11,166 148,079
Jahez International Co.
(a)
.................... 23,716 83,307
Jamjoom Pharmaceuticals Factory Co. .......... 4,606 167,944
Knowledge Economic City Co.
(a)
............... 17,493 90,712
Leejam Sports Co. JSC .................... 5,488 114,741
Maharah Human Resources Co. ............... 73,090 91,105
Middle East Healthcare Co. .................. 7,548 65,700
Mobile Telecommunications Co. Saudi Arabia ...... 96,383 264,664
Mouwasat Medical Services Co. ............... 18,326 317,381
Nahdi Medical Co. ........................ 7,497 184,600
National Agriculture Development Co. (The)
(a)
...... 30,570 124,573
National Co. for Learning & Education ........... 3,724 141,339
National Gas & Industrialization Co. ............ 9,208 155,119
National Industrialization Co.
(a)
................ 77,753 185,948
National Medical Care Co. ................... 4,802 158,464
Power & Water Utility Co. for Jubail & Yanbu ...... 15,631 186,510
Security Shares Value
a
Saudi Arabia (continued)
Qassim Cement Co. (The) ................... 11,712 $ 140,933
Rasan Information Technology Co.
(a)
............ 8,341 303,685
Retal Urban Development Co. , Class A .......... 57,386 148,977
Riyadh Cement Co. ....................... 12,936 80,208
Sahara International Petrochemical Co. .......... 78,496 276,177
SAL Saudi Logistics Services ................. 8,134 356,158
Saudi Automotive Services Co.
(a)
.............. 9,219 103,617
Saudi Cement Co. ........................ 15,372 116,512
Saudi Ceramic Co. ........................ 10,570 71,732
Saudi Chemical Co. Holding ................. 90,964 189,992
Saudi Ground Services Co. .................. 21,536 156,487
Saudi Industrial Investment Group ............. 72,989 240,666
Saudi Kayan Petrochemical Co.
(a)
.............. 161,164 225,782
Saudi Paper Manufacturing Co. ............... 4,107 72,195
Saudi Pharmaceutical Industries & Medical Appliances
Corp. ............................... 11,809 95,363
Saudi Real Estate Co.
(a)
.................... 28,910 118,501
Saudi Reinsurance Co.
(a)
.................... 17,632 122,685
Saudi Research & Media Group
(a)
.............. 7,487 124,431
Saudi Tadawul Group Holding Co. ............. 10,633 368,159
Saudia Dairy & Foodstuff Co. ................. 3,780 204,977
Savola Group (The) ....................... 31,654 219,593
Seera Group Holding
(a)
..................... 32,389 190,424
Southern Province Cement Co. ............... 17,836 93,346
Specialized Medical Co. .................... 14,715 64,079
Sustained Infrastructure Holding Co. ............ 11,689 124,841
Taiba Investments Co. ..................... 53,171 269,462
United Electronics Co. ..................... 8,624 149,306
United International Transportation Co. .......... 13,038 109,593
Yamama Cement Co. ...................... 21,615 134,252
Yanbu Cement Co. ........................ 17,003 68,472
12,399,300
a
South Africa  —  3 .4%
AECI Ltd. .............................. 21,113 133,715
African Rainbow Minerals Ltd. ................ 22,736 254,612
Aspen Pharmacare Holdings Ltd. .............. 77,800 764,775
AVI Ltd. ............................... 69,139 365,579
Boxer Retail Ltd. ......................... 45,031 218,559
Coronation Fund Managers Ltd. ............... 58,652 158,950
DataTec Ltd. ............................ 46,618 230,141
Dis-Chem Pharmacies Ltd.
(b) (c)
................ 113,976 201,499
DRDGOLD Ltd. .......................... 96,484 270,359
Equites Property Fund Ltd. .................. 185,628 206,449
Exxaro Resources Ltd. ..................... 51,404 602,500
Fortress Real Estate Investments Ltd. , Class B ..... 261,738 388,443
Foschini Group Ltd. ....................... 72,452 229,723
Grindrod Ltd. ............................ 141,427 215,407
Growthpoint Properties Ltd. .................. 714,552 727,697
Hosken Consolidated Investments Ltd.
(c)
......... 9,236 94,587
Hyprop Investments Ltd. .................... 87,906 316,934
Investec Ltd. ............................ 49,245 425,121
JSE Ltd. ............................... 18,166 177,320
Life Healthcare Group Holdings Ltd. ............ 285,986 210,976
Momentum Group Ltd. ..................... 243,431 612,094
Motus Holdings Ltd. ....................... 34,448 229,967
Mr Price Group Ltd. ....................... 55,566 563,398
Netcare Ltd. ............................ 256,462 286,820
Ninety One Ltd. .......................... 42,944 118,295
Old Mutual Ltd. .......................... 907,328 734,708
Omnia Holdings Ltd. ....................... 36,946 227,911
Optasia Ltd.
(a) (c)
.......................... 74,333 63,699
Pick n Pay Stores Ltd.
(a) (c)
................... 121,765 144,798
Redefine Properties Ltd. .................... 1,478,412 562,874
Resilient REIT Ltd. ........................ 62,158 301,547

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
83
Schedule of Investments
Security Shares Value
a
South Africa (continued)
Reunert Ltd. ............................ 42,878 $ 148,014
Santam Ltd. ............................ 8,526 219,713
Telkom SA SOC Ltd. ....................... 62,594 215,024
Thungela Resources Ltd. ................... 29,841 242,990
Tiger Brands Ltd. ......................... 31,654 528,492
Truworths International Ltd. .................. 75,215 213,225
Vukile Property Fund Ltd. ................... 319,342 465,615
We Buy Cars Holdings Ltd.
(c)
................. 61,648 115,534
Wilson Bayly Holmes-Ovcon Ltd. .............. 11,712 104,982
Woolworths Holdings Ltd. ................... 192,632 514,478
12,807,524
a
South Korea  —  14 .6%
ABLBio, Inc.
(a)
........................... 8,281 440,754
Amorepacific Holdings Corp. ................. 7,278 144,818
BGF retail Co. Ltd. ........................ 1,786 192,733
BHI Co. Ltd.
(a) (c)
.......................... 4,388 200,332
BNK Financial Group, Inc.
(c)
.................. 51,978 576,516
Caregen Co. Ltd. ......................... 3,234 121,896
Celltrion Pharm, Inc. ....................... 4,621 140,796
Chabiotech Co. Ltd.
(a)
...................... 1 6
Cheil Worldwide, Inc. ...................... 13,922 195,155
Chong Kun Dang Pharmaceutical Corp.
(c)
......... 1,738 86,903
CJ CheilJedang Corp. ...................... 1,690 229,975
CJ Corp.
(c)
............................. 3,042 287,846
CJ ENM Co. Ltd.
(a)
........................ 1,534 37,977
CJ Logistics Corp.
(c)
....................... 1,738 93,098
Classys, Inc. ............................ 5,605 138,385
Clobot Co. Ltd. .......................... 821 15,104
Cosmax, Inc.
(c)
........................... 1,834 402,018
CosmoAM&T Co. Ltd.
(a) (c)
................... 5,540 166,970
Coway Co. Ltd. .......................... 11,614 821,707
CS Wind Corp.
(a)
......................... 5,444 193,859
D&D PharmaTech, Inc.
(a) (c)
................... 5,687 222,913
Daeduck Electronics Co. Ltd. ................. 7,514 613,500
Daehan Shipbuilding Co. Ltd. ................. 1,715 59,340
Daejoo Electronic Materials Co. Ltd.
(c)
........... 2,504 168,178
Daewoo Engineering & Construction Co. Ltd.
(a) (c)
.... 44,933 593,819
Daewoong Co. Ltd.
(c)
...................... 5,492 72,342
Daewoong Pharmaceutical Co. Ltd.
(c)
........... 1,122 104,140
Daishin Securities Co. Ltd.
(a)
................. 5,687 112,158
D'Alba Global Co. Ltd.
(c)
.................... 947 151,930
Daou Technology, Inc. ..................... 4,492 127,728
DB HiTek Co. Ltd. ........................ 6,419 442,574
DL E&C Co. Ltd. ......................... 6,370 334,068
DL Holdings Co. Ltd.
(a) (c)
.................... 3,090 113,733
DN Automotive Corp. ...................... 5,586 192,554
Dongjin Semichem Co. Ltd. .................. 7,601 235,307
Dongsuh Companies, Inc. ................... 7,971 150,501
Doosan Bobcat, Inc. ....................... 10,961 497,386
Doosan Fuel Cell Co. Ltd.
(a)
.................. 8,370 274,347
Doosan Robotics, Inc.
(a) (c)
................... 4,896 252,487
Doosan Tesna, Inc. ....................... 2,744 160,798
DoubleUGames Co. Ltd.
(a) (c)
.................. 2,994 127,853
Ecopro Materials Co. Ltd.
(a) (c)
................. 5,740 161,722
E-MART, Inc. ............................ 4,100 222,112
Enchem Co. Ltd.
(a)
........................ 412 6,530
Eo Technics Co. Ltd. ...................... 1,764 518,373
Eugene Technology Co. Ltd. ................. 3,136 303,091
F&F Co. Ltd.
(c)
........................... 3,084 150,584
Fadu, Inc.
(a)
............................. 6,468 308,269
Foosung Co. Ltd.
(a) (c)
....................... 13,145 125,230
Gaon Cable Co. Ltd. ....................... 1,323 203,003
GC Biopharma Corp.
(c)
..................... 1,306 123,184
GigaVis Co. Ltd. ......................... 1,225 100,875
Security Shares Value
a
South Korea (continued)
GS Engineering & Construction Corp.
(c)
.......... 14,308 $ 378,123
GS Holdings Corp. ........................ 9,688 897,459
GS Retail Co. Ltd. ........................ 8,046 154,678
Han Kuk Carbon Co. Ltd.
(a)
.................. 8,046 141,209
Hana Materials, Inc. ....................... 2,205 82,936
Hana Micron, Inc.
(a) (c)
...................... 10,679 275,598
Hanall Biopharma Co. Ltd.
(a) (c)
................ 7,215 315,748
Hanil Cement Co. Ltd. ..................... 5,341 66,304
Hanjin Kal Corp. ......................... 4,855 470,694
Hankook & Co. Co. Ltd. .................... 4,649 83,333
Hanmi Pharm Co. Ltd. ..................... 1,354 487,401
Hanmi Science Co. Ltd.
(c)
................... 4,468 146,176
Hanon Systems
(a)
......................... 83,892 214,496
Hansol Chemical Co. Ltd.
(c)
.................. 1,830 275,373
Hanssem Co. Ltd. ........................ 166 4,755
Hanwha Corp.
(c)
.......................... 4,920 484,710
Hanwha Engine Co. Ltd.
(a) (c)
.................. 11,616 401,058
Hanwha Investment & Securities Co. Ltd.
(a) (c)
...... 26,913 96,452
Hanwha Life Insurance Co. Ltd.
(a) (c)
............. 66,336 278,585
Hanwha Machinery & Service Holdings Co. Ltd.
(a) (c)
.. 5,632 30,123
Hanwha Solutions Corp.
(a) (c)
.................. 28,861 711,337
Hanwha Vision Co. Ltd.
(a)
................... 7,382 268,150
Harim Holdings Co. Ltd. .................... 8,869 69,885
HD Construction Equipment Co. Ltd. ............ 6,790 658,929
HD Hyundai Energy Solutions Co. Ltd.
(a) (c)
........ 1,053 108,987
HD Hyundai Marine Solution Co. Ltd. ........... 2,999 453,427
HDC Holdings Co. Ltd. ..................... 5,648 93,151
HD-Hyundai Marine Engine
(a)
................. 4,998 189,530
Hite Jinro Co. Ltd. ........................ 7,794 88,500
HJ Shipbuilding & Construction Co. Ltd.
(a)
........ 9,176 112,392
HK inno N Corp.
(a)
........................ 4,196 131,978
HL Mando Co. Ltd.
(c)
....................... 6,702 252,774
HLB Co. Ltd.
(a)
........................... 26,117 680,059
Hotel Shilla Co. Ltd.
(a)
...................... 6,606 212,501
HPSP Co. Ltd.
(c)
.......................... 13,899 506,372
Hugel, Inc.
(a) (c)
........................... 1,210 222,629
Hyosung Corp. .......................... 1,699 206,027
Hyosung TNC Corp. ....................... 586 151,773
Hyundai Department Store Co. Ltd. ............. 2,553 177,675
Hyundai Elevator Co. Ltd. ................... 5,348 289,679
Hyundai Feed, Inc.
(a) (c) (d)
.................... 44,392 14,509
Hyundai GF Holdings ...................... 11,525 100,606
Hyundai Marine & Fire Insurance Co. Ltd.
(a)
....... 12,098 449,377
Hyundai Movex Co. Ltd. .................... 7,530 129,296
Hyundai Steel Co. ........................ 19,000 420,379
Hyundai Wia Corp.
(c)
....................... 3,283 143,971
Iljin Electric Co. Ltd.
(c)
...................... 5,204 268,955
iM Financial Group Co. Ltd.
(c)
................. 29,150 393,439
IPARK Hyundai Development Co. .............. 8,678 148,133
ISC Co. Ltd. ............................ 2,362 290,934
ISU Specialty Chemical
(a)
................... 3,976 202,245
IsuPetasys Co. Ltd. ....................... 11,907 984,365
JB Financial Group Co. Ltd. .................. 23,711 490,201
Jeju Semiconductor Corp.
(a)
.................. 4,836 276,323
Jusung Engineering Co. Ltd. ................. 6,125 785,777
JYP Entertainment Corp. .................... 6,366 185,084
Kakaopay Corp.
(a)
........................ 7,969 270,466
Kangwon Land, Inc. ....................... 20,864 223,383
KC Tech Co. Ltd. ......................... 1,666 83,263
KCC Corp. ............................. 1,066 366,406
KEPCO Engineering & Construction Co., Inc.
(c)
..... 2,937 248,454
KEPCO Plant Service & Engineering Co. Ltd. ...... 4,868 162,462
KIWOOM Securities Co. Ltd. ................. 3,202 645,112
Koh Young Technology, Inc. .................. 11,320 234,128

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
84
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea (continued)
Kolmar Korea Co. Ltd.
(a) (c)
................... 3,271 $ 382,343
Kolon Industries, Inc.
(c)
..................... 4,148 179,754
KoMiCo Ltd. ............................ 6,292 120,820
Korea Circuit Co. Ltd. ...................... 2,744 122,905
Korea Gas Corp. ......................... 6,211 169,979
Korean Reinsurance Co.
(c)
................... 28,004 292,363
Kum Yang Co. Ltd.
(a) (d)
..................... 10,732 54,342
Kumho Petrochemical Co. Ltd. ................ 3,090 287,387
Kumho Tire Co., Inc.
(a) (c)
.................... 24,858 133,389
Kyung Dong Navien Co. Ltd.
(c)
................ 1,568 71,594
L&C Bio Co. Ltd.
(c)
........................ 3,621 140,300
L&F Co. Ltd.
(a) (c)
.......................... 6,517 694,533
LEENO Industrial, Inc. ..................... 10,585 512,912
LG Display Co. Ltd.
(a)
...................... 68,502 472,640
LG H&H Co. Ltd. ......................... 1,960 447,793
LigaChem Biosciences, Inc.
(a) (c)
............... 5,635 397,712
Lotte Chemical Corp. ...................... 3,956 170,374
Lotte Corp.
(c)
............................ 6,894 120,132
Lotte Energy Materials Corp.
(a)
................ 4,754 130,405
LOTTE Fine Chemical Co. Ltd.
(c)
.............. 3,428 119,247
LOTTE REIT Co. Ltd.
(c)
..................... 44,228 127,164
Lotte Rental Co. Ltd.
(c)
..................... 3,871 133,767
Lotte Shopping Co. Ltd. .................... 2,466 191,212
Lotte Tour Development Co. Ltd.
(a) (c)
............ 10,921 105,640
LS Corp.
(c)
............................. 3,724 842,584
LS Eco Energy Ltd.
(c)
...................... 2,400 80,425
LS Marine Solution Co. Ltd.
(c)
................. 3,499 84,154
LX INTERNATIONAL CORP. ................. 6,894 195,984
Mezzion Pharma Co. Ltd.
(a) (c)
................. 4,949 257,350
Misto Holdings Corp. ...................... 7,640 233,520
Naturecell Co. Ltd.
(a) (c)
...................... 12,484 237,361
NC Corp. .............................. 2,698 441,884
Netmarble Corp.
(b) (c)
....................... 6,028 165,768
NICE Information Service Co. Ltd. ............. 6,894 80,701
NKGen Biotech Korea Co. Ltd.
(a) (d)
............. 5,280 —
NongShim Co. Ltd. ........................ 730 236,364
OCI Holdings Co. Ltd. ...................... 2,807 565,940
OliX Pharmaceuticals, Inc.
(a) (c)
................ 3,675 278,397
Orion Corp.
(c)
............................ 4,753 451,292
Orion Holdings Corp.
(c)
..................... 4,773 89,931
Orum Therapeutics, Inc.
(a)
................... 2,150 102,256
Oscotec, Inc.
(a)
.......................... 7,278 186,418
Otoki Corp. ............................. 354 87,043
Pan Ocean Co. Ltd.
(c)
...................... 60,074 248,271
Paradise Co. Ltd. ......................... 11,520 85,804
Park Systems Corp.
(c)
...................... 1,160 221,773
Pearl Abyss Corp.
(a) (c)
...................... 7,806 180,235
Peptron, Inc.
(a) (c)
.......................... 4,671 626,202
PharmaResearch Co. Ltd.
(c)
.................. 1,490 463,321
Poongsan Corp.
(c)
........................ 3,668 218,882
Posco DX Co. Ltd.
(c)
....................... 11,272 177,610
PSK Holdings, Inc.
(c)
....................... 1,635 147,861
PSK, Inc.
(c)
............................. 4,082 378,281
Rainbow Robotics
(a) (c)
...................... 1,813 607,180
RFHIC Corp.
(a) (c)
.......................... 3,699 126,264
Robotis Co. Ltd.
(c)
........................ 2,254 422,115
S-1 Corp. .............................. 3,029 180,702
Sam Chun Dang Pharm Co. Ltd. .............. 3,195 391,683
Samsung Card Co. Ltd. .................... 3,979 136,460
Samsung E&A Co. Ltd.
(c)
.................... 34,302 1,175,855
Samsung Securities Co. Ltd. ................. 13,609 869,978
Sanil Electric Co. Ltd.
(c)
..................... 3,548 505,181
SeAH Besteel Holdings Corp.
(c)
............... 3,064 91,435
Security Shares Value
a
South Korea (continued)
Seegene, Inc. ........................... 7,278 $ 178,469
Seojin System Co. Ltd.
(a) (c)
................... 5,957 169,027
Seoul Guarantee Insurance Co. ............... 2,949 93,670
SFA Semicon Co. Ltd.
(a) (c)
................... 19,180 79,359
SHIFT UP Corp.
(a) (c)
....................... 2,989 71,235
Shinsegae, Inc. .......................... 1,274 384,070
Shinyoung Securities Co. Ltd.
(c)
............... 922 104,802
Silicon2 Co. Ltd.
(c)
........................ 7,374 291,628
SIMMTECH Co. Ltd.
(c)
..................... 5,116 479,176
SK Biopharmaceuticals Co. Ltd.
(a)
.............. 6,098 389,045
SK Bioscience Co. Ltd.
(a) (c)
................... 5,740 161,040
SK Discovery Co. Ltd. ...................... 1,715 63,733
SK Eternix Co. Ltd.
(a) (c)
..................... 4,349 174,329
SK Gas Ltd. ............................ 500 83,077
SK IE Technology Co. Ltd.
(a) (b) (c)
............... 6,222 73,453
SK Networks Co. Ltd. ...................... 24,493 117,148
SK oceanplant Co. Ltd.
(a)
.................... 1,077 10,828
SK REITs Co. Ltd.
(c)
....................... 48,170 192,173
SKC Co. Ltd.
(a) (c)
......................... 5,822 380,796
SL Corp.
(c)
............................. 3,283 127,349
SM Entertainment Co. Ltd. .................. 2,560 139,706
Soulbrain Co. Ltd.
(c)
....................... 792 197,396
SPG Co. Ltd.
(a) (c)
......................... 3,099 210,391
ST Pharm Co. Ltd. ........................ 2,794 214,992
STX Engine Co. Ltd.
(a) (c)
.................... 4,388 79,859
Taesung Co. Ltd.
(a) (c)
....................... 4,340 154,113
Taihan Cable & Solution Co. Ltd.
(a) (c)
............ 15,516 331,299
TechWing, Inc.
(c)
......................... 6,076 218,813
TES Co. Ltd. ............................ 2,842 293,573
Tokai Carbon Korea Co. Ltd.
(c)
................ 980 176,833
TSE Co. Ltd. ............................ 1,018 176,287
VM, Inc.
(a)
.............................. 3,453 141,263
Voronoi, Inc.
(a) (c)
.......................... 2,547 307,700
Wonik Holdings Co. Ltd.
(a) (c)
.................. 6,963 94,962
WONIK IPS Co. Ltd. ....................... 6,850 553,384
Youngone Corp.
(c)
........................ 4,614 243,293
Youngone Holdings Co. Ltd. ................. 1,013 124,582
54,839,736
a
Taiwan  —  26 .4%
Ability Enterprise Co. Ltd. ................... 25,608 55,390
AcBel Polytech, Inc.
(a)
...................... 149,773 211,838
Acer, Inc. .............................. 585,000 580,724
Acter Group Corp. Ltd. ..................... 26,000 707,988
ADATA Technology Co. Ltd. .................. 64,788 844,296
Advanced Echem Materials Co. Ltd. ............ 16,276 394,474
Advanced Energy Solution Holding Co. Ltd. ....... 8,000 283,529
Advanced Wireless Semiconductor Co. .......... 35,596 132,441
Airoha Technology Corp. .................... 9,000 172,145
All Ring Tech Co. Ltd. ...................... 17,000 721,241
Allis Electric Co. Ltd. ...................... 51,415 165,225
AP Memory Technology Corp. ................ 28,000 817,510
Arcadyan Technology Corp. .................. 27,541 137,085
Ardentec Corp. .......................... 93,000 668,344
Asia Cement Corp. ........................ 490,000 533,715
Asia Optical Co., Inc. ...................... 56,000 252,268
ASMedia Technology, Inc. ................... 8,000 359,279
AUO Corp. ............................. 1,306,000 1,097,611
AURAS Technology Co. Ltd. ................. 15,000 591,188
Bank of Kaohsiung Co. Ltd. .................. 1,832 684
BES Engineering Corp.
(a)
.................... 212,762 80,804
Bora Pharmaceuticals Co. Ltd. ................ 19,417 265,041
Brighton-Best International Taiwan, Inc. .......... 77,000 89,197
C Sun Manufacturing Ltd. ................... 24,000 463,335
Caliway Biopharmaceuticals Co. Ltd.
(a)
.......... 245,000 731,424

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
85
Schedule of Investments
Security Shares Value
a
Taiwan (continued)
Capital Securities Corp. .................... 373,484 $ 364,943
Catcher Technology Co. Ltd. ................. 98,000 643,945
Cathay Real Estate Development Co. Ltd. ........ 103,300 72,772
Center Laboratories, Inc. .................... 121,289 119,438
Central Reinsurance Co. Ltd. ................. 55,000 80,216
Century Iron & Steel Industrial Co. Ltd. .......... 50,000 142,261
Chang Wah Electromaterials, Inc. .............. 55,000 87,033
Chang Wah Technology Co. Ltd. .............. 66,500 149,601
Charoen Pokphand Enterprise ................ 45,300 153,470
Chenbro Micom Co. Ltd. .................... 15,000 458,366
Cheng Loong Corp. ....................... 152,000 120,749
Cheng Shin Rubber Industry Co. Ltd. ........... 376,000 366,486
Chicony Electronics Co. Ltd. ................. 138,000 463,385
Chicony Power Technology Co. Ltd. ............ 36,000 89,660
China Airlines Ltd. ........................ 637,000 406,121
China Bills Finance Corp. ................... 103,000 53,581
China Motor Corp. ........................ 35,200 59,876
China Petrochemical Development Corp.
(a)
........ 782,145 201,688
China Steel Chemical Corp. .................. 7,000 18,996
Chipbond Technology Corp. .................. 99,000 548,014
ChipMOS Technologies, Inc.
(a)
................ 118,000 329,742
Chong Hong Development Co. Ltd. ............. 37,197 88,387
Chung Hung Steel Corp.
(a)
................... 200,000 107,468
Chung-Hsin Electric & Machinery Manufacturing Corp. 94,000 485,763
Chunghwa Precision Test Tech Co. Ltd. .......... 5,000 448,049
Cleanaway Co. Ltd. ....................... 151,000 127,487
Clevo Co. .............................. 55,000 82,745
Compal Electronics, Inc. .................... 833,000 1,058,861
Compeq Manufacturing Co. Ltd. ............... 229,399 1,795,382
Coretronic Corp. ......................... 57,400 152,292
Co-Tech Development Corp. ................. 49,000 834,121
CSBC Corp. Taiwan
(a)
...................... 151,361 92,076
CTCI Corp.
(a)
............................ 112,733 143,922
Da-Li Development Co. Ltd. .................. 56,574 84,010
Dynamic Holding Co. Ltd. ................... 63,002 239,091
Dynapack International Technology Corp. ........ 37,000 450,493
Eclat Textile Co. Ltd. ....................... 48,000 467,376
Elan Microelectronics Corp. .................. 59,000 252,045
Elite Advanced Laser Corp. .................. 30,000 610,788
Elite Semiconductor Microelectronics Technology, Inc. 62,000 571,083
eMemory Technology, Inc. ................... 17,000 1,286,379
Ennoconn Corp. ......................... 23,000 282,552
Ennostar, Inc.
(a)
.......................... 151,184 293,415
Eternal Materials Co. Ltd. ................... 169,442 440,515
Evergreen Aviation Technologies Corp. .......... 33,000 179,902
Evergreen International Storage & Transport Corp. .. 33,000 54,813
EVERGREEN Steel Corp. ................... 56,000 145,796
Everlight Electronics Co. Ltd. ................. 73,000 152,077
EZconn Corp. ........................... 12,000 616,607
Far Eastern Department Stores Ltd. ............ 151,000 106,365
Far Eastern International Bank ................ 640,566 272,623
Far Eastern New Century Corp. ............... 637,000 569,532
Faraday Technology Corp. ................... 56,394 311,130
Farglory Land Development Co. Ltd. ............ 50,000 97,268
Feng Hsin Steel Co. Ltd. .................... 104,000 209,257
Feng TAY Enterprise Co. Ltd. ................. 104,000 221,778
Fitipower Integrated Technology, Inc. ............ 27,332 139,974
FOCI Fiber Optic Communications, Inc.
(a)
......... 18,000 423,870
Formosa Advanced Technologies Co. Ltd. ........ 49,000 98,301
Formosa Taffeta Co. Ltd. .................... 151,000 86,393
Fositek Corp. ........................... 13,000 944,114
Foxconn Technology Co. Ltd. ................. 225,000 458,893
Foxsemicon Integrated Technology, Inc. .......... 25,200 221,625
Fulltech Fiber Glass Corp.
(a)
.................. 103,000 410,281
Security Shares Value
a
Taiwan (continued)
Fusheng Precision Co. Ltd. .................. 34,000 $ 307,951
G Shank Enterprise Co. Ltd. ................. 6,000 23,735
Genius Electronic Optical Co. Ltd. ............. 24,585 778,953
Getac Holdings Corp. ...................... 104,000 383,495
Giant Manufacturing Co. Ltd. ................. 86,000 276,534
Global Brands Manufacture Ltd. ............... 69,496 183,283
Global Mixed Mode Technology, Inc. ............ 21,000 169,086
Gloria Material Technology Corp. .............. 104,000 108,672
Goldsun Building Materials Co. Ltd. ............ 151,426 148,924
Grand Process Technology Corp. .............. 4,000 303,858
Great Wall Enterprise Co. Ltd. ................ 152,284 246,732
Greatek Electronics, Inc. .................... 70,000 254,728
Gudeng Precision Industrial Co. Ltd. ............ 19,000 295,243
Hannstar Board Corp. ...................... 18,642 43,475
HannStar Display Corp.
(a)
................... 442,320 202,233
Highwealth Construction Corp. ................ 305,803 449,725
Hiwin Technologies Corp. ................... 60,044 662,336
Hotai Finance Co. Ltd. ..................... 44,063 83,593
HTC Corp. ............................. 152,000 192,630
HUA ENG Wire & Cable Co. Ltd. .............. 55,000 65,339
Huaku Development Co. Ltd. ................. 58,095 170,116
Hwang Chang General Contractor Co. Ltd. ........ 38,200 47,921
IBF Financial Holdings Co. Ltd. ............... 564,901 283,960
I-Chiun Precision Industry Co. Ltd. ............. 46,000 380,872
Innodisk Corp. ........................... 18,063 826,304
International Games System Co. Ltd. ........... 49,000 1,126,893
ITE Technology, Inc. ....................... 41,000 166,113
ITEQ Corp. ............................. 56,559 976,360
Jinan Acetate Chemical Co. Ltd.
(a)
.............. 98,420 143,750
Johnson Health Tech Co. Ltd. ................ 23,000 91,322
JSL Construction & Development Co. Ltd. ........ 37,980 59,745
Kaori Heat Treatment Co. Ltd. ................ 18,047 666,950
Kindom Development Co. Ltd. ................ 59,240 68,056
Kinik Co. .............................. 23,000 494,997
Kinpo Electronics ......................... 248,000 253,009
Kinsus Interconnect Technology Corp. ........... 73,664 1,900,936
L&K Engineering Co. Ltd. ................... 37,489 891,880
Lai Yih Footwear Co. Ltd. ................... 13,000 68,373
LandMark Optoelectronics Corp. .............. 18,700 2,083,038
Lelon Electronics Corp. ..................... 27,000 190,599
Lien Hwa Industrial Holdings Corp. ............. 200,754 264,538
Longwell Co. ............................ 35,000 279,625
Lotus Pharmaceutical Co. Ltd. ................ 39,507 231,523
Lumosa Therapeutics Co. Ltd.
(a)
............... 1,662 3,920
LuxNet Corp. ........................... 30,082 577,969
Macronix International Co. Ltd.
(a)
............... 379,000 1,504,959
Makalot Industrial Co. Ltd. ................... 49,598 303,987
Marketech International Corp. ................ 21,000 320,887
Mega Union Technology, Inc. ................. 15,600 352,503
Merida Industry Co. Ltd. .................... 60,000 154,858
Merry Electronics Co. Ltd. ................... 49,530 123,009
Micro-Star International Co. Ltd. ............... 165,000 806,204
Mitac Holdings Corp.
(a)
..................... 199,021 580,161
momo.com, Inc. .......................... 14,950 116,464
Nan Kang Rubber Tire Co. Ltd. ............... 88,730 87,330
Nan Pao Resins Chemical Co. Ltd. ............. 12,000 130,513
Nan Ya Printed Circuit Board Corp. ............. 49,000 1,898,672
Nichidenbo Corp. ......................... 49,000 270,100
Nien Made Enterprise Co. Ltd. ................ 44,000 518,535
Nuvoton Technology Corp.
(a)
................. 48,000 181,501
O-Bank Co. Ltd. .......................... 248,000 80,912
Oneness Biotech Co. Ltd.
(a)
.................. 73,820 108,078
Orient Semiconductor Electronics Ltd. ........... 91,000 124,789
Pan Jit International, Inc. .................... 71,000 338,106

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
86
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Taiwan (continued)
Pan-International Industrial Corp. .............. 55,722 $ 82,178
Parade Technologies Ltd. ................... 20,000 364,457
Pharmally International Holding Co. Ltd.
(a) (d)
....... 21,603 —
Phoenix Silicon International Corp. ............. 35,000 265,783
Pixart Imaging, Inc. ....................... 34,635 209,608
Pou Chen Corp. .......................... 441,000 345,359
Powerchip Semiconductor Manufacturing Corp. .... 721,000 1,658,675
Powertech Technology, Inc. .................. 152,000 1,326,532
Poya International Co. Ltd. .................. 153,330 362,571
President Securities Corp. ................... 167,285 261,135
Primax Electronics Ltd. ..................... 104,000 194,711
Qisda Corp. ............................ 218,660 195,308
Quanta Storage, Inc. ...................... 56,000 118,575
Radiant Opto-Electronics Corp. ............... 72,750 209,172
Ruentex Development Co. Ltd. ................ 295,000 258,584
Ruentex Industries Ltd. ..................... 103,735 183,005
Run Long Construction Co. Ltd. ............... 55,235 59,368
Sakura Development Co. Ltd. ................ 76,884 87,583
Sanyang Motor Co. Ltd. .................... 122,820 244,285
Scientech Corp. .......................... 10,829 246,954
SDI Corp. .............................. 49,000 358,867
Sercomm Corp. .......................... 56,000 136,160
Shihlin Electric & Engineering Corp. ............ 57,000 359,148
Shin Zu Shing Co. Ltd. ..................... 47,800 322,339
Shinkong Insurance Co. Ltd. ................. 57,000 285,534
Shinkong Synthetic Fibers Corp. ............... 248,135 192,373
Sigurd Microelectronics Corp. ................ 104,124 684,196
Silergy Corp. ............................ 73,000 948,695
Silicon Integrated Systems Corp. .............. 54,900 88,438
Simplo Technology Co. Ltd. .................. 45,600 580,505
Sinbon Electronics Co. Ltd. .................. 56,000 551,771
Sino-American Silicon Products, Inc. ............ 121,000 678,630
Sitronix Technology Corp. ................... 31,000 282,403
Solar Applied Materials Technology Corp. ........ 128,943 418,443
Sporton International, Inc. ................... 27,300 165,647
Standard Foods Corp. ..................... 55,000 50,017
Starlux Airlines Co. Ltd.
(a)
................... 263,000 173,224
Sunonwealth Electric Machine Industry Co. Ltd. .... 55,043 311,422
Supreme Electronics Co. Ltd. ................. 108,391 310,096
Synnex Technology International Corp. .......... 248,000 679,685
Syntec Technology Co. Ltd. .................. 10,000 717,063
Systex Corp. ............................ 49,000 283,377
TA Chen Stainless Pipe ..................... 420,703 647,094
Ta Ya Electric Wire & Cable .................. 100,798 119,465
Taichung Commercial Bank Co. Ltd. ............ 739,252 443,873
Taiflex Scientific Co. Ltd. .................... 49,000 504,644
Tainan Spinning Co. Ltd. .................... 264,190 115,719
Taiwan Acceptance Corp. ................... 51,249 140,389
Taiwan Business Bank ..................... 1,421,000 759,183
Taiwan Cogeneration Corp. .................. 105,262 185,547
Taiwan Fertilizer Co. Ltd. .................... 103,000 144,652
Taiwan Glass Industry Corp.
(a)
................ 209,000 400,328
Taiwan High Speed Rail Corp. ................ 392,000 321,373
Taiwan Hon Chuan Enterprise Co. Ltd. .......... 61,383 254,453
Taiwan Secom Co. Ltd. ..................... 59,273 198,021
Taiwan Speciality Chemicals Corp. ............. 16,000 130,125
Taiwan Surface Mounting Technology Corp. ....... 56,000 351,988
Taiwan Union Technology Corp. ............... 54,000 2,439,797
Tatung Co. Ltd.
(a)
......................... 280,300 247,717
TCC Group Holdings Co. Ltd.
(a)
............... 1,323,000 1,017,432
Teco Electric and Machinery Co. Ltd. ............ 245,000 559,639
Test Research, Inc. ....................... 43,000 393,628
Tigerair Taiwan Co. Ltd. .................... 49,000 86,765
Ton Yi Industrial Corp. ..................... 140,000 67,283
Security Shares Value
a
Taiwan (continued)
Tong Hsing Electronic Industries Ltd.
(a)
........... 45,478 $ 303,935
Tong Yang Industry Co. Ltd. .................. 87,133 226,504
Topco Scientific Co. Ltd. .................... 37,704 612,086
TPK Holding Co. Ltd. ...................... 49,000 105,238
Transcend Information, Inc. .................. 49,000 454,830
Tripod Technology Corp. .................... 104,000 1,626,993
TTY Biopharm Co. Ltd. ..................... 56,450 138,438
Tung Ho Steel Enterprise Corp. ............... 104,750 266,836
TXC Corp. ............................. 64,000 374,156
U-Ming Marine Transport Corp. ............... 109,000 261,417
Union Bank Of Taiwan ..................... 190,364 121,526
Unitech Printed Circuit Board Corp. ............. 144,604 202,493
United Integrated Services Co. Ltd. ............. 40,400 1,349,700
United Renewable Energy Co. Ltd.
(a)
............ 307,000 175,930
Universal Microwave Technology, Inc. ........... 14,000 609,434
Via Technologies, Inc. ...................... 69,000 158,148
VisEra Technologies Co. Ltd. ................. 32,000 471,495
Visual Photonics Epitaxy Co. Ltd. .............. 47,425 713,382
Voltronic Power Technology Corp. .............. 15,000 489,522
Wah Lee Industrial Corp. .................... 36,340 146,609
Walsin Lihwa Corp. ....................... 634,883 784,169
Walsin Technology Corp. .................... 64,000 594,941
Win Semiconductors Corp. .................. 80,000 1,129,567
WinWay Technology Co. Ltd. ................. 6,000 1,188,060
Wisdom Marine Lines Co. Ltd. ................ 97,000 287,703
Wiselink Co. Ltd. ......................... 75,961 229,590
WNC Corp. ............................. 77,240 594,022
WPG Holdings Ltd. ....................... 344,000 1,079,691
WT Microelectronics Co. Ltd. ................. 152,711 942,952
XinTec, Inc. ............................. 37,000 492,456
Yang Ming Marine Transport Corp. ............. 392,000 735,461
Yankey Engineering Co. Ltd. ................. 15,375 298,000
YFY, Inc. .............................. 199,000 187,344
Yieh Phui Enterprise Co. Ltd.
(a)
................ 197,397 88,068
Yulon Motor Co. Ltd. ....................... 103,955 97,342
99,151,909
a
Thailand  —  2 .6%
AEON Thana Sinsap Thailand PCL , NVDR ....... 34,400 104,725
Amata Corp. PCL , NVDR ................... 190,376 187,780
AP Thailand PCL , NVDR
(c)
................... 593,200 146,626
B Grimm Power PCL , NVDR ................. 177,300 108,395
Bangchak Corp. PCL , NVDR ................. 137,100 230,452
Bangkok Chain Hospital PCL , NVDR
(c)
.......... 377,300 121,595
Bangkok Commercial Asset Management PCL , NVDR 462,800 88,559
Bangkok Expressway & Metro PCL , NVDR
(c)
...... 1,478,400 307,273
Bangkok Life Assurance PCL , NVDR
(c)
.......... 182,800 134,009
Banpu PCL , NVDR
(a) (c)
..................... 564,041 246,640
BCPG PCL , NVDR
(c)
....................... 438,800 97,786
Betagro PCL , NVDR ....................... 173,800 107,369
BTS Group Holdings PCL , NVDR
(a)
............. 2,087,466 130,854
Cal-Comp Electronics Thailand PCL , NVDR ....... 686,000 195,712
Carabao Group PCL , NVDR ................. 92,200 151,389
Central Plaza Hotel PCL , NVDR ............... 144,800 188,189
Central Retail Corp. PCL , NVDR
(c)
............. 321,300 280,464
CH Karnchang PCL , NVDR
(c)
................. 220,500 121,471
Com7 PCL , NVDR ........................ 260,200 233,052
Electricity Generating PCL , NVDR
(c)
............ 59,800 239,736
Global Power Synergy PCL , NVDR ............. 135,900 216,867
Home Product Center PCL , NVDR ............. 1,009,400 196,034
Indorama Ventures PCL , NVDR
(c)
.............. 308,700 226,915
IRPC PCL , NVDR
(c)
....................... 2,694,500 217,603
I-TAIL Corp. PCL , NVDR .................... 201,500 105,013
KCE Electronics PCL , NVDR ................. 161,700 293,752
Kiatnakin Phatra Bank PCL , NVDR ............. 58,632 204,919

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
87
Schedule of Investments
Security Shares Value
a
Thailand (continued)
Krungthai Card PCL , NVDR .................. 269,500 $ 302,446
Land & Houses PCL , NVDR
(c)
................ 1,828,500 201,706
MBK PCL , NVDR ......................... 225,400 150,906
Mega Lifesciences PCL , NVDR
(c)
.............. 101,800 110,535
Muangthai Capital PCL , NVDR
(c)
.............. 162,200 152,586
Osotspa PCL , NVDR ...................... 289,800 140,479
PTT Global Chemical PCL , NVDR
(c)
............ 445,900 598,021
Ratch Group PCL , NVDR
(c)
.................. 215,600 250,212
Sansiri PCL , NVDR
(c)
...................... 3,343,200 147,119
SCG Packaging PCL , NVDR ................. 250,200 227,611
Sri Trang Agro-Industry PCL , NVDR ............ 217,680 150,289
Srisawad Corp. PCL , NVDR
(c)
................ 196,130 139,358
Star Petroleum Refining PCL , NVDR ............ 448,400 178,495
Supalai PCL , NVDR
(c)
...................... 260,200 126,289
Thai Life Insurance PCL , NVDR ............... 541,700 182,406
Thai Oil PCL , NVDR ....................... 240,100 463,016
Thai Union Group PCL , NVDR ................ 617,400 234,320
Thai Vegetable Oil PCL , NVDR
(c)
.............. 192,960 162,903
Thanachart Capital PCL , NVDR ............... 82,600 213,456
TIDLOR Holdings PCL , NVDR
(c)
............... 316,567 184,967
Tipco Asphalt PCL , NVDR ................... 265,700 142,547
Tisco Financial Group PCL , NVDR ............. 39,700 153,193
TTW PCL , NVDR ......................... 501,200 158,703
WHA Corp. PCL , NVDR .................... 2,009,400 291,825
9,946,567
a
Turkey  —  1 .9%
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A.S. ... 143,129 112,731
Aksa Akrilik Kimya Sanayii A.S. ............... 390,973 87,222
Aksa Enerji Uretim A.S. , Class B
(a) (c)
............ 53,998 88,799
Alarko Holding A.S. ....................... 33,516 75,184
Altinkilic Gida VE Sut Sanayi Ticaret A.S. ......... 7,607 67,109
Anadolu Anonim Turk Sigorta Sirketi ............ 154,154 86,918
Anadolu Efes Biracilik Ve Malt Sanayii A.S. ....... 429,828 158,762
Aygaz A.S. ............................. 11,858 82,313
Baticim Bati Anadolu Sanayi ve Ticaret Anonim
Sirketi
(a) (c)
............................ 460,796 39,046
Baticim Cimento Sanayi Anonim Sirketi
(a)
......... 82,761 45,102
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(a)
............................... 5,978 89,682
Cimsa Cimento Sanayi VE Ticaret A.S. .......... 97,410 90,174
CVK Maden Isletmeleri Sanayi VE Ticaret A.S. ..... 194,285 67,408
Dogan Sirketler Grubu Holding A.S.
(a)
........... 201,684 92,334
Dogus Otomotiv Servis ve Ticaret A.S. .......... 28,322 96,056
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
Sanayi ve Ticaret A.S.
(c)
................... 31,703 51,076
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. .... 418,411 173,166
Enerjisa Enerji A.S.
(b)
...................... 52,038 118,655
Enerya Enerji A.S. ........................ 475,643 97,398
Europower Enerji VE Otomasyon Teknolojileri Sanayi
Ticaret A.S.
(a)
.......................... 58,065 123,445
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A.S. .. 288,300 68,222
Gubre Fabrikalari TAS
(a)
.................... 15,827 157,850
Hektas Ticaret TAS
(a) (c)
..................... 829,517 46,920
Is Yatirim Menkul Degerler A.S. ............... 114,024 78,463
Isiklar Enerji ve Yapi Holding A.S.
(a)
............. 36,505 157,034
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(a) (c)
........................... 188,209 184,626
Katilimevim Tasarruf Finansman A.S. ........... 229,510 298,658
Kizilbuk Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 1 —
LDR Turizm A.S. ......................... 44,492 29,999
LYDIA HOLDING A.S.
(a)
..................... 18,742 57,441
Margun Enerji Uretim Sanayi VE Ticaret A.S.
(a)
..... 121,667 87,632
Mavi Giyim Sanayi Ve Ticaret A.S. , Class B
(b)
...... 131,222 100,198
Migros Ticaret A.S.
(c)
....................... 19,796 218,651
Security Shares Value
a
Turkey (continued)
MLP Saglik Hizmetleri A.S. , Class B
(a) (b)
.......... 16,807 $ 146,617
Nuh Cimento Sanayi A.S. ................... 15,151 67,796
Odine Solutions Teknoloji Ticaret VE Sanayi A.S.
(a)
.. 4,658 194,292
Otokar Otomotiv Ve Savunma Sanayi A.S.
(a)
....... 10,168 66,836
Oyak Cimento Fabrikalari A.S.
(c)
............... 203,595 94,745
Pasifik Eurasia Lojistik Dis Ticaret A.S.
(a)
......... 26,656 133,225
Pegasus Hava Tasimaciligi A.S.
(a) (c)
............. 49,539 150,621
Peker Gayrimenkul Yatirim Ortakligi A.S.
(a)
........ 857,353 279,803
Petkim Petrokimya Holding A.S.
(a) (c)
............. 276,017 114,713
Ral Yatirim Holding A.S.
(a) (c)
.................. 26,509 148,661
Reysas Gayrimenkul Yatirim Ortakligi A.S.
(a)
....... 152,828 160,891
Reysas Tasimacilik ve Lojistik Ticaret A.S.
(a)
....... 132,986 79,428
Sasa Polyester Sanayi A.S.
(a) (c)
................ 2,894,626 141,071
Selcuk Ecza Deposu Ticaret ve Sanayi A.S. ....... 28,404 196,285
Sok Marketler Ticaret A.S.
(a)
.................. 96,731 110,933
TAB Gida Sanayi Ve Ticaret A.S. .............. 11,515 56,154
TAV Havalimanlari Holding A.S. ............... 37,191 203,964
Tera Yatirim Teknoloji Holding A.S.
(a)
............ 241,717 180,311
Tofas Turk Otomobil Fabrikasi A.S. ............. 27,196 152,696
TR Anadolu Metal Madencilik Isletmeleri A.S.
(a)
..... 40,572 121,500
Turk Altin Isletmeleri A.S.
(a)
.................. 222,262 243,296
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 7,056 62,488
Turkiye Sigorta A.S. ....................... 836,822 103,427
Turkiye Sinai Kalkinma Bankasi A.S. ............ 398,690 90,228
Turkiye Sise ve Cam Fabrikalari A.S.
(c)
........... 254,457 208,750
Ulker Biskuvi Sanayi A.S. ................... 43,463 80,938
Yeni Gimat Gayrimenkul Ortakligi A.S. ........... 38,367 185,952
7,103,895
a
United Arab Emirates  —  1 .2%
Agility Global PLC ........................ 898,023 410,754
Agthia Group PJSC ....................... 84,540 75,035
Ajman Bank PJSC ........................ 239,904 92,749
Al Waha Capital PJSC ..................... 198,940 109,425
Alec Holdings PJSC ....................... 203,693 75,422
Alef Education Holding PLC .................. 399,889 106,747
Amanat Holdings PJSC .................... 266,315 105,860
Americana Restaurants International PLC - Foreign Co. 612,647 405,323
Apex Investment Co. PSC
(a)
.................. 160,426 156,735
Bank of Sharjah .......................... 224,616 83,215
Dana Gas PJSC ......................... 1,125,776 255,123
Dubai Financial Market PJSC ................ 343,539 128,770
Dubai Investments PJSC ................... 455,896 453,216
Dubai Residential REIT ..................... 369,610 130,807
Dubai Taxi Co. PJSC ...................... 167,972 103,355
Emirates Central Cooling Systems Corp. ......... 402,848 173,376
Etihad Energy Holding PJSC
(a)
................ 147,388 124,397
Lulu Retail Holdings PLC ................... 643,898 168,373
National Central Cooling Co. PJSC ............. 97,118 66,368
NMDC Energy PJSC ...................... 214,718 169,147
Orascom Construction PLC
(a)
................. 11,322 191,448
Parkin Co. PJSC ......................... 155,379 243,265
RAK Properties PJSC
(a)
.................... 417,915 120,799
Sharjah Islamic Bank ...................... 367,310 292,284
Space42 PLC
(a)
.......................... 225,449 112,596
Union Properties PJSC ..................... 655,596 97,533
4,452,122
a
Total Common Stocks — 98.7%
(Cost: $ 273,783,995 ) ................................ 371,136,622

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
(Percentages shown are based on Net Assets)
88
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .5%
Alpargatas SA , Preference Shares , NVS ......... 37,772 $ 109,273
Banco ABC Brasil SA , Preference Shares
(a)
....... 800 3,505
Banco ABC Brasil SA , Preference Shares , NVS .... 23,322 103,972
Banco do Estado do Rio Grande do Sul SA , Class B ,
Preference Shares, NVS .................. 43,414 117,887
Bradespar SA , Preference Shares , NVS ......... 64,444 273,619
Braskem SA , Class A, Preference Shares , NVS
(a)
... 39,500 33,008
Cia De Saneamento do Parana Sanepar , Preference
Shares , NVS .......................... 84,861 106,781
Isa Energia Brasil SA , Preference Shares, NVS .... 69,531 357,347
Marcopolo SA , Preference Shares , NVS ......... 149,441 126,900
Metalurgica Gerdau SA , Preference Shares , NVS ... 158,514 317,851
Unipar Carbocloro SA , Class B , Preference Shares,
NVS ................................ 12,300 132,886
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(a)
........... 105,504 152,100
1,835,129
a
Chile  —  0 .1%
Embotelladora Andina SA , Class B , Preference Shares 82,124 398,596
a
Colombia  —  0 .1%
Grupo Argos SA , NVS ..................... 58,212 288,871
a
South Korea  —  0 .0%
Daishin Securities Co. Ltd. , Preference Shares , NVS
(a)
4,820 72,120
a
Total Preferred Stocks — 0.7%
(Cost: $ 1,822,230 ) .................................. 2,594,716
a
Rights
Kuwait  —  0 .0%
Burgan Bank SAK (Expires 09/28/26 )
(a)
.......... 14,614 345
a
Security Shares Value
a
Taiwan  —  0 .0%
Century Iron & Steel Industrial Co. Ltd. (Expires
10/15/26 )
(a)
........................... 50,000 $ 699
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 1,044
a
Total Long-Term Investments — 99.4%
(Cost: $ 275,606,225 ) ................................ 373,732,382
a
Short-Term Securities
Money Market Funds  —  10 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 36,571,857 36,582,829
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 2,784,407 2,784,407
a
Total Short-Term Securities — 10.5%
(Cost: $ 39,360,359 ) ................................. 39,367,236
Total Investments —  109.9%
(Cost: $ 314,966,584 ) ................................ 413,099,618
Liabilities in Excess of Other Assets — ( 9 .9 ) % ............... (37,087,570)
Net Assets — 100.0% ................................. $ 376,012,048
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 32,905,451 $ 3,684,548
(a)
$ — $ (5,525) $ (1,645) $ 36,582,829 36,571,857 $ 1,263,591
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,630,000 154,407
(a)
— — — 2,784,407 2,784,407 100,221 —
$ — $ (5,525) $ (1,645)
$ 39,367,236
$ 1,363,812 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
MSCI Emerging Markets Small-Cap ETF
Schedule of Investments
(continued)
August 31, 2026
89
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 28 09/18/26 $ 2,396 $ 2,909
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 2,909 $ — $ — $ — $ 2,909
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 247,963 $ — $ — $ — $ 247,963
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (267) $ — $ — $ — $ (267)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,260,976
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Emerging Markets Small-Cap ETF
90
2026
iShares Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $5,120,673 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 56,950,730 $ 314,105,404 $ 80,488 $ 371,136,622
Preferred Stocks ........................................... 2,522,596 72,120 — 2,594,716
Rights .................................................. 345 699 — 1,044
Short-Term Securities
Money Market Funds ........................................ 39,367,236 — — 39,367,236
$ 98,840,907 $ 314,178,223 $ 80,488 $ 413,099,618
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 2,909 $ — $ — $ 2,909
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
91
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .5%
APA Group ............................. 632,391 $ 4,930,712
Transurban Group ........................ 947,134 9,692,848
Xero Ltd.
(a)
............................. 35,106 2,079,015
16,702,575
a
Austria  —  0 .1%
Verbund AG
(b)
........................... 29,667 2,044,301
a
Belgium  —  0 .5%
Argenx SE
(a)
............................ 16,058 16,484,061
a
Brazil  —  0 .4%
BB Seguridade Participacoes SA .............. 217,765 1,697,891
NU Holdings Ltd. , Class A
(a)
.................. 404,424 5,884,369
Rede D'Or Sao Luiz SA
(c)
................... 262,544 1,782,536
Telefonica Brasil SA ....................... 473,868 2,729,870
12,094,666
a
Canada  —  1 .2%
CGI, Inc. .............................. 128,003 9,638,438
Constellation Software, Inc.
(b)
................. 8,422 19,073,054
Dollarama, Inc. .......................... 23,613 2,982,740
Loblaw Companies Ltd. .................... 228,729 10,007,667
41,701,899
a
Chile  —  0 .1%
Plaza SA .............................. 402,146 1,693,759
a
China  —  6 .4%
AAC Technologies Holdings, Inc. .............. 313,000 1,771,336
Advanced Micro-Fabrication Equipment, Inc. China ,
Class A .............................. 37,542 2,020,363
Agricultural Bank of China Ltd. , Class H .......... 12,127,406 9,795,946
Bank of China Ltd. , Class H .................. 35,799,638 26,870,554
Bank of Communications Co. Ltd. , Class H ....... 4,969,000 4,935,532
BeOne Medicines Ltd. , Class H
(a)
.............. 471,400 12,907,984
BYD Co. Ltd. , Class A ...................... 126,700 1,663,538
Cambricon Technologies Corp. Ltd. , Class A ....... 24,865 4,109,028
CGN Power Co. Ltd. , Class H
(c)
............... 6,620,000 2,563,539
China CITIC Bank Corp. Ltd. , Class H ........... 5,112,000 5,443,898
China Coal Energy Co. Ltd. , Class H ............ 1,214,000 1,881,676
China Construction Bank Corp. , Class H ......... 11,630,000 14,058,698
China Petroleum & Chemical Corp. , Class H ...... 13,478,000 8,211,986
China Resources Beer Holdings Co. Ltd. ......... 954,000 2,346,474
China Shenhua Energy Co. Ltd. , Class H ......... 1,119,500 6,612,052
China Tower Corp. Ltd. , Class H
(c)
.............. 3,076,664 3,576,817
China Yangtze Power Co. Ltd. , Class A .......... 926,000 3,871,772
Contemporary Amperex Technology Co. Ltd. , Class A 76,800 4,151,187
Eoptolink Technology, Inc. Ltd. , Class A .......... 54,400 3,259,953
Fuyao Glass Industry Group Co. Ltd. , Class H
(c)
.... 399,916 2,796,450
Huaneng Power International, Inc. , Class H
(b)
...... 2,752,000 1,938,357
Hygon Information Technology Co. Ltd. , Class A .... 91,541 3,450,913
Industrial & Commercial Bank of China Ltd. , Class H . 11,738,000 11,305,380
Innovent Biologics, Inc.
(a) (c)
................... 324,000 4,273,517
J&T Global Express Ltd.
(a)
................... 1,498,600 1,854,758
Jiangsu Hengrui Pharmaceuticals Co. Ltd. , Class A .. 250,800 1,719,536
Kunlun Energy Co. Ltd. ..................... 2,678,000 2,643,689
Kweichow Moutai Co. Ltd. , Class A ............. 43,400 8,394,982
NAURA Technology Group Co. Ltd. , Class A ....... 28,100 2,925,280
Nongfu Spring Co. Ltd. , Class H
(c)
.............. 623,400 3,406,090
People's Insurance Co. Group of China Ltd. (The) ,
Class H ............................. 5,124,867 3,728,147
PetroChina Co. Ltd. , Class H ................. 6,822,000 8,841,276
Security Shares Value
a
China (continued)
PICC Property & Casualty Co. Ltd. , Class H ....... 4,484,000 $ 9,712,097
Pop Mart International Group Ltd.
(b) (c)
............ 151,035 2,997,977
Postal Savings Bank of China Co. Ltd. , Class H
(c)
... 5,539,856 3,740,530
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. ,
Class H
(a)
............................ 31,800 2,012,221
Suzhou TFC Optical Communication Co. Ltd. , Class A 43,520 1,708,990
Tencent Holdings Ltd. ...................... 150,600 8,649,737
Tsingtao Brewery Co. Ltd. , Class H ............. 304,000 1,577,438
Xiaomi Corp. , Class B
(a) (b) (c)
.................. 1,007,800 3,537,784
Zhongji Innolight Co. Ltd. , Class A ............. 40,900 5,199,432
ZTO Express Cayman, Inc. .................. 103,377 2,195,572
218,662,486
a
Finland  —  0 .7%
Elisa OYJ .............................. 99,244 4,048,184
Neste OYJ ............................. 203,308 7,593,996
Nokia OYJ ............................. 854,037 8,686,006
Sampo OYJ , Class A ...................... 407,396 4,591,138
24,919,324
a
France  —  1 .1%
Danone SA ............................. 26,701 1,991,198
Dassault Systemes SE ..................... 122,794 3,252,092
Getlink SE ............................. 165,579 3,623,106
Orange SA ............................. 1,227,599 21,966,251
STMicroelectronics N.V. .................... 95,645 4,786,850
35,619,497
a
Germany  —  0 .8%
Deutsche Telekom AG , Registered ............. 521,198 17,128,497
SAP SE ............................... 47,359 10,423,244
27,551,741
a
Greece  —  0 .1%
Hellenic Telecommunications Organization SA ..... 90,112 2,068,007
a
Hong Kong  —  1 .1%
BOC Hong Kong Holdings Ltd. ................ 1,090,000 7,311,118
CLP Holdings Ltd. ........................ 1,017,754 10,202,830
HKT Trust & HKT Ltd. , Class SS ............... 2,257,000 3,512,831
Hong Kong & China Gas Co. Ltd. .............. 4,595,579 4,219,958
MTR Corp. Ltd.
(b)
......................... 1,015,000 4,180,165
Power Assets Holdings Ltd. .................. 795,000 6,103,785
Swire Pacific Ltd. , Class A ................... 187,000 2,539,121
38,069,808
a
Hungary  —  0 .1%
OTP Bank Nyrt .......................... 29,363 4,223,358
a
India  —  4 .0%
Adani Enterprises Ltd. ..................... 64,638 1,938,247
Adani Power Ltd.
(a)
........................ 1,998,320 4,152,457
Apollo Hospitals Enterprise Ltd. ............... 31,841 2,973,373
Asian Paints Ltd. ......................... 247,422 6,877,286
Bharti Airtel Ltd. .......................... 1,028,105 19,542,812
Cipla Ltd. .............................. 109,003 1,611,581
Eicher Motors Ltd. ........................ 45,457 3,795,734
Eternal Ltd.
(a)
............................ 1,618,866 5,569,551
FSN E-Commerce Ventures Ltd.
(a)
............. 752,478 2,757,274
GMR Airports Ltd.
(a)
....................... 1,630,539 1,601,564
HCL Technologies Ltd. ..................... 585,225 8,046,740
HDFC Bank Ltd. ......................... 317,939 2,361,968
Indian Hotels Co. Ltd. (The) , Class A ............ 533,107 4,129,448
Indus Towers Ltd. ......................... 418,388 1,707,015
Infosys Ltd. ............................. 204,890 2,439,744
Jio Financial Services Ltd. ................... 1,331,325 3,371,174

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
92
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
India (continued)
LTM Ltd.
(c)
.............................. 45,483 $ 2,164,946
Maruti Suzuki India Ltd. .................... 37,979 5,403,811
MRF Ltd. .............................. 1,426 2,001,207
Nestle India Ltd. ......................... 171,286 2,690,684
Oracle Financial Services Software Ltd. .......... 10,964 1,442,516
PB Fintech Ltd.
(a)
......................... 130,534 2,568,816
Persistent Systems Ltd. .................... 69,236 4,058,935
Pidilite Industries Ltd. ...................... 182,700 3,236,355
Sun Pharmaceutical Industries Ltd. ............. 241,541 5,029,705
Tata Consultancy Services Ltd. ............... 466,957 11,746,603
Tech Mahindra Ltd. ....................... 227,287 3,879,680
Titan Co. Ltd. ........................... 97,041 5,192,009
Torrent Pharmaceuticals Ltd. ................. 65,201 3,470,600
Trent Ltd. .............................. 103,403 3,123,428
UltraTech Cement Ltd. ..................... 43,893 5,271,475
Wipro Ltd. .............................. 1,671,068 3,234,231
Wipro Ltd. , ADR
(b)
........................ 35,044 64,832
137,455,801
a
Indonesia  —  0 .1%
Bank Central Asia Tbk PT ................... 8,088,100 2,952,537
a
Ireland  —  0 .1%
Ryanair Holdings PLC ..................... 63,800 1,720,118
a
Israel  —  0 .8%
Bank Hapoalim BM ....................... 457,678 11,817,384
Check Point Software Technologies Ltd.
(a) (b)
....... 52,745 7,326,808
Enlight Renewable Energy Ltd.
(a)
.............. 37,045 2,893,813
Mizrahi Tefahot Bank Ltd. ................... 44,871 3,479,393
25,517,398
a
Italy  —  0 .4%
Eni SpA ............................... 539,978 14,760,536
a
Japan  —  10 .1%
Aeon Co. Ltd. ........................... 105,000 891,880
ANA Holdings, Inc. ........................ 106,200 2,015,497
Canon, Inc. ............................. 526,500 15,356,762
Central Japan Railway Co. .................. 497,400 12,330,586
Chubu Electric Power Co., Inc. ................ 347,100 6,228,957
East Japan Railway Co. .................... 630,100 14,054,000
FUJIFILM Holdings Corp. ................... 535,600 11,298,976
Fujitsu Ltd. ............................. 567,200 13,616,444
Hankyu Hanshin Holdings, Inc. ................ 134,800 3,962,804
Honda Motor Co. Ltd. ...................... 188,200 2,014,789
Inpex Corp. ............................. 288,600 7,131,759
Japan Tobacco, Inc. ....................... 157,300 6,803,103
KDDI Corp. ............................. 1,899,700 35,092,744
Keyence Corp. .......................... 28,900 15,058,229
Kirin Holdings Co. Ltd. ..................... 203,300 3,881,295
Kyocera Corp. ........................... 759,700 17,283,538
NEC Corp. ............................. 243,300 7,418,763
Nomura Research Institute Ltd. ............... 244,490 8,096,449
NTT, Inc. .............................. 19,749,500 21,294,829
Obic Co. Ltd. ............................ 147,500 4,692,756
Oriental Land Co. Ltd. ..................... 526,200 9,959,763
Osaka Gas Co. Ltd. ....................... 216,900 7,812,966
Otsuka Corp. ........................... 175,900 3,972,764
Otsuka Holdings Co. Ltd. ................... 191,900 14,716,764
Pan Pacific International Holdings Corp. ......... 752,000 3,796,351
SCREEN Holdings Co. Ltd. .................. 19,700 1,657,711
Secom Co. Ltd. .......................... 262,100 10,608,655
Shionogi & Co. Ltd. ....................... 369,300 6,713,260
SoftBank Corp. .......................... 18,846,200 27,915,783
Security Shares Value
a
Japan (continued)
Sompo Holdings, Inc. ...................... 40,700 $ 1,734,068
Suntory Beverage & Food Ltd. ................ 21,000 591,736
Takeda Pharmaceutical Co. Ltd. ............... 809,800 29,276,167
Toho Co. Ltd. ........................... 346,300 3,426,870
Tokyo Gas Co. Ltd. ....................... 112,100 4,334,333
West Japan Railway Co. .................... 281,300 5,309,042
Yokogawa Electric Corp. .................... 141,700 4,505,094
344,855,487
a
Kuwait  —  0 .2%
Kuwait Finance House KSCP ................. 904,081 2,252,311
National Bank of Kuwait SAKP ................ 1,639,770 4,636,154
6,888,465
a
Malaysia  —  0 .4%
Gamuda Bhd ........................... 1,567,600 1,753,986
Hong Leong Bank Bhd ..................... 366,600 2,138,133
IHH Healthcare Bhd ....................... 950,200 1,945,240
Malayan Banking Bhd ...................... 1,361,300 3,607,403
Petronas Gas Bhd
(b)
....................... 568,900 2,492,647
11,937,409
a
Mexico  —  0 .3%
America Movil SAB de CV , Series B ............ 9,141,825 10,547,567
a
Netherlands  —  0 .9%
ASML Holding N.V. ....................... 8,461 14,350,129
Koninklijke Ahold Delhaize N.V. ............... 142,262 5,064,739
Koninklijke KPN N.V. ...................... 2,517,123 12,084,697
31,499,565
a
New Zealand  —  0 .1%
Infratil Ltd.
(b)
............................ 415,371 3,545,833
a
Peru  —  0 .1%
Cia de Minas Buenaventura SAA , ADR .......... 84,797 2,908,537
Credicorp Ltd. ........................... 4,779 1,750,930
4,659,467
a
Philippines  —  0 .1%
BDO Unibank, Inc. ........................ 956,219 1,777,367
International Container Terminal Services, Inc. ..... 116,240 1,648,485
3,425,852
a
Portugal  —  0 .1%
Jeronimo Martins SGPS SA .................. 89,884 1,876,891
a
Qatar  —  0 .2%
Industries Qatar QSC ...................... 603,218 1,653,151
Qatar National Bank QPSC .................. 889,627 4,074,401
5,727,552
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 809 8
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —
Polyus PJSC
(a) (d)
......................... 535,230 6
14
a
Saudi Arabia  —  0 .9%
Dr Sulaiman Al Habib Medical Services Group Co. .. 28,187 1,748,456
Elm Co. ............................... 16,374 2,775,808
Saudi Arabian Oil Co.
(c)
..................... 1,745,239 12,041,483
Saudi Telecom Co. ........................ 1,028,576 12,251,084
28,816,831
a

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
93
Schedule of Investments
Security Shares Value
a
Singapore  —  1 .2%
DBS Group Holdings Ltd. ................... 173,540 $ 10,553,221
Singapore Exchange Ltd. ................... 155,900 3,120,786
Singapore Technologies Engineering Ltd. ......... 996,300 8,435,440
Singapore Telecommunications Ltd. ............ 4,823,000 17,197,863
39,307,310
a
South Korea  —  0 .1%
SK hynix, Inc. ........................... 3,381 4,091,982
a
Spain  —  0 .5%
Aena SME SA
(c)
.......................... 317,286 9,725,563
Cellnex Telecom SA
(a) (c)
..................... 62,377 1,913,061
Iberdrola SA ............................ 107,601 2,505,144
Indra Sistemas SA ........................ 50,736 3,606,485
17,750,253
a
Sweden  —  0 .1%
Telia Co. AB ............................ 535,609 2,435,402
a
Switzerland  —  1 .5%
Chocoladefabriken Lindt & Spruengli AG , Registered . 59 6,583,534
Nestle SA , Registered ..................... 41,048 3,992,921
Novartis AG , Registered .................... 189,638 28,844,192
Swisscom AG , Registered ................... 16,791 12,995,963
52,416,610
a
Taiwan  —  4 .3%
Accton Technology Corp. ................... 77,000 4,929,743
Advantech Co. Ltd. ....................... 311,959 6,648,614
ASPEED Technology, Inc. ................... 10,900 5,515,344
Chang Hwa Commercial Bank Ltd. ............. 4,671,899 3,703,877
Chunghwa Telecom Co. Ltd. ................. 2,470,000 10,588,818
Delta Electronics, Inc. ...................... 68,000 3,945,003
E.Sun Financial Holding Co. Ltd. .............. 9,331,960 11,694,907
Far EasTone Telecommunications Co. Ltd. ........ 1,160,000 3,692,859
First Financial Holding Co. Ltd. ................ 7,409,010 8,244,574
Hua Nan Financial Holdings Co. Ltd. ............ 6,000,604 7,824,157
Mega Financial Holding Co. Ltd. ............... 3,841,905 5,881,078
Novatek Microelectronics Corp. ............... 368,000 6,265,475
PharmaEssentia Corp. ..................... 155,861 6,850,608
Realtek Semiconductor Corp. ................ 158,000 3,593,240
SinoPac Financial Holdings Co. Ltd. ............ 3,618,029 4,689,266
Taiwan Business Bank ..................... 311,359 166,347
Taiwan Cooperative Financial Holding Co. Ltd. ..... 7,375,033 5,940,256
Taiwan Mobile Co. Ltd. ..................... 936,000 3,422,181
Taiwan Semiconductor Manufacturing Co. Ltd. ..... 542,000 40,732,284
United Microelectronics Corp. ................ 785,000 3,193,416
147,522,047
a
Thailand  —  0 .3%
Advanced Info Service PCL , NVDR ............. 639,800 6,842,699
Airports of Thailand PCL , NVDR ............... 1,584,000 3,028,501
Bumrungrad Hospital PCL , NVDR ............. 292,800 1,689,620
11,560,820
a
Turkey  —  0 .1%
Aselsan Elektronik Sanayi Ve Ticaret A.S.
(b)
....... 574,167 4,595,359
a
United Arab Emirates  —  0 .4%
Emirates NBD Bank PJSC ................... 806,796 6,592,938
Emirates Telecommunications Group Co. PJSC .... 1,289,395 7,479,382
14,072,320
a
United Kingdom  —  0 .5%
Compass Group PLC ...................... 82,951 2,524,358
Halma PLC ............................. 239,922 11,666,557
Security Shares Value
a
United Kingdom (continued)
Sage Group PLC (The) ..................... 261,164 $ 3,817,664
18,008,579
a
United States  —  58 .6%
Abbott Laboratories ....................... 141,934 15,663,836
AbbVie, Inc. ............................ 61,945 15,883,937
Accenture PLC , Class A .................... 32,304 6,130,007
Adobe, Inc.
(a)
............................ 52,934 15,498,546
Advanced Micro Devices, Inc.
(a)
............... 4,849 2,282,521
Allstate Corp. (The) ....................... 13,561 3,496,026
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,409 1,783,272
Alphabet, Inc. , Class C , NVS ................. 23,851 7,999,864
Altria Group, Inc. ......................... 28,135 1,926,685
Ameren Corp. ........................... 38,305 4,060,713
American Electric Power Co., Inc. .............. 40,730 4,986,574
American Water Works Co., Inc. ............... 82,777 11,442,265
Amgen, Inc. ............................ 28,783 12,373,236
Amphenol Corp. , Class A ................... 96,284 15,265,828
Analog Devices, Inc. ....................... 25,408 9,201,253
Aon PLC , Class A ........................ 29,897 9,612,483
Apple, Inc. ............................. 46,969 14,882,128
Applied Materials, Inc. ..................... 16,767 7,685,825
Arch Capital Group Ltd.
(a)
................... 155,769 15,276,266
AT&T, Inc. .............................. 1,133,084 29,335,545
Atmos Energy Corp. ....................... 65,940 10,954,612
Autodesk, Inc.
(a)
.......................... 87,837 22,708,500
AutoZone, Inc.
(a)
......................... 4,634 13,861,406
Berkshire Hathaway, Inc. , Class B
(a)
............ 70,997 35,784,618
Bristol-Myers Squibb Co. .................... 26,842 1,793,314
Broadcom, Inc. .......................... 28,828 10,676,162
Brown & Brown, Inc. ....................... 71,798 5,181,662
Cadence Design Systems, Inc.
(a)
.............. 11,948 4,047,743
Cardinal Health, Inc. ....................... 46,363 10,877,687
Cboe Global Markets, Inc. ................... 43,826 13,156,565
Cencora, Inc. ........................... 106,118 34,339,785
Centene Corp.
(a)
......................... 97,765 6,290,200
CenterPoint Energy, Inc. .................... 44,191 1,749,964
CF Industries Holdings, Inc. .................. 91,146 11,851,714
CH Robinson Worldwide, Inc. ................ 25,766 3,856,140
Cheniere Energy, Inc. ...................... 28,754 8,387,254
Chevron Corp. ........................... 66,627 13,734,490
Chubb Ltd. ............................. 93,966 31,816,888
Church & Dwight Co., Inc. ................... 155,688 15,534,549
Ciena Corp.
(a)
........................... 10,005 3,829,914
Cigna Group (The) ........................ 23,190 6,402,295
Cisco Systems, Inc. ....................... 423,424 46,784,118
Cloudflare, Inc. , Class A
(a)
................... 26,252 8,009,748
CME Group, Inc. , Class A ................... 68,574 19,577,877
CMS Energy Corp. ........................ 99,665 6,783,200
Coca-Cola Co. (The) ...................... 310,908 27,568,212
Cognizant Technology Solutions Corp. , Class A ..... 105,603 6,819,842
Colgate-Palmolive Co. ..................... 172,253 15,471,764
ConocoPhillips .......................... 16,558 2,193,769
Consolidated Edison, Inc. ................... 240,770 25,767,205
Corning, Inc. ............................ 25,304 3,763,464
Corteva, Inc. ............................ 64,176 5,431,215
Costco Wholesale Corp. .................... 15,243 14,387,715
Crowdstrike Holdings, Inc. , Class A
(a)
............ 34,507 7,971,117
Dollar General Corp. ...................... 45,013 5,705,398
Duke Energy Corp. ....................... 323,710 38,816,066
Edwards Lifesciences Corp.
(a)
................ 52,593 4,772,815
Elevance Health, Inc. ...................... 35,074 13,767,948
Eli Lilly & Co. ........................... 5,195 6,009,212
Exelon Corp. ............................ 39,200 1,713,824
Expand Energy Corp. ...................... 81,864 8,035,770

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF
(Percentages shown are based on Net Assets)
94
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
ExxonMobil Holdings Corp. .................. 198,603 $ 31,965,153
F5, Inc.
(a)
.............................. 36,796 14,980,755
Fair Isaac Corp.
(a)
......................... 2,293 2,630,553
First Citizens BancShares, Inc. , Class A .......... 4,901 10,607,724
First Solar, Inc.
(a)
......................... 15,332 3,095,531
FirstEnergy Corp. ........................ 74,129 3,399,556
Fortinet, Inc.
(a)
........................... 68,443 11,698,962
Gen Digital, Inc. .......................... 234,206 7,260,386
General Dynamics Corp. .................... 19,649 7,296,656
General Mills, Inc. ........................ 153,843 6,338,332
Gilead Sciences, Inc. ...................... 74,252 10,866,038
HCA Healthcare, Inc. ...................... 11,903 4,933,198
Hershey Co. (The) ........................ 63,232 11,142,111
Incyte Corp.
(a)
........................... 111,137 13,694,301
International Business Machines Corp. .......... 39,984 9,351,058
Intuit, Inc. .............................. 21,908 7,871,544
Johnson & Johnson ....................... 184,336 49,005,726
Keurig Dr Pepper, Inc. ..................... 332,484 10,592,940
Kroger Co. (The) ......................... 361,067 20,775,795
L3Harris Technologies, Inc. .................. 9,034 2,405,302
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(a)
............................... 125,622 12,555,919
Linde PLC ............................. 3,784 1,852,571
Lockheed Martin Corp. ..................... 18,490 10,377,143
Loews Corp. ............................ 109,887 11,899,663
Marathon Petroleum Corp. .................. 8,914 3,327,774
Marsh & McLennan Companies, Inc. ............ 99,097 18,808,611
Marvell Technology, Inc. .................... 9,018 1,908,750
Mastercard, Inc. , Class A .................... 11,450 6,747,599
McDonald's Corp. ........................ 106,119 27,966,601
McKesson Corp. ......................... 32,856 29,088,074
MercadoLibre, Inc.
(a)
....................... 2,593 5,020,567
Merck & Co., Inc. ......................... 136,793 20,212,534
Micron Technology, Inc. ..................... 2,218 2,126,463
Microsoft Corp. .......................... 87,795 44,537,526
Mondelez International, Inc. , Class A ............ 316,804 19,664,024
Monolithic Power Systems, Inc. ............... 2,984 3,783,026
Monster Beverage Corp.
(a)
................... 460,842 21,161,865
Motorola Solutions, Inc. .................... 93,855 45,547,831
Netflix, Inc.
(a)
............................ 24,435 1,980,457
Neurocrine Biosciences, Inc.
(a)
................ 37,854 5,830,652
Northrop Grumman Corp. ................... 26,949 14,544,375
NVIDIA Corp. ........................... 151,514 33,451,261
O'Reilly Automotive, Inc.
(a)
................... 235,087 20,875,726
Palantir Technologies, Inc. , Class A
(a)
........... 84,133 15,680,709
Palo Alto Networks, Inc.
(a)
................... 36,783 14,055,888
PepsiCo, Inc. ........................... 203,918 28,617,852
PG&E Corp. ............................ 105,452 1,399,348
Philip Morris International, Inc. ................ 26,402 4,945,095
Phillips 66 .............................. 21,537 5,310,593
PPL Corp. ............................. 135,600 4,628,028
Procter & Gamble Co. (The) ................. 179,895 26,106,362
Progressive Corp. (The) .................... 75,001 16,356,218
PTC, Inc.
(a)
............................. 64,017 9,970,008
Qnity Electronics, Inc. ...................... 17,836 2,130,153
Quest Diagnostics, Inc. ..................... 28,973 6,962,212
Regeneron Pharmaceuticals, Inc. .............. 7,224 5,772,554
Republic Services, Inc. , Class A ............... 131,116 28,966,147
Rollins, Inc. ............................. 146,155 5,271,811
Roper Technologies, Inc. .................... 59,659 25,333,598
Royalty Pharma PLC , Class A ................ 49,056 3,012,529
RTX Corp. ............................. 25,895 5,379,168
Salesforce, Inc. .......................... 57,626 14,841,000
ServiceNow, Inc.
(a)
........................ 63,448 9,389,670
Security Shares Value
a
United States (continued)
Southern Co. (The) ....................... 386,079 $ 33,974,952
Sysco Corp. ............................ 34,571 2,803,017
TE Connectivity PLC ...................... 26,786 5,497,826
Teledyne Technologies, Inc.
(a)
................. 30,243 18,537,447
Texas Instruments, Inc. ..................... 22,897 5,974,056
TJX Companies, Inc. (The) .................. 161,128 21,576,650
T-Mobile U.S., Inc. ........................ 137,419 24,795,884
Travelers Companies, Inc. (The) ............... 37,571 13,748,356
Twilio, Inc. , Class A
(a)
...................... 20,478 4,825,231
Tyson Foods, Inc. , Class A .................. 175,987 9,703,923
Uber Technologies, Inc.
(a)
................... 42,479 3,213,536
United Therapeutics Corp.
(a)
.................. 20,272 10,346,423
UnitedHealth Group, Inc. .................... 12,606 4,908,902
Ventas, Inc. ............................ 32,095 2,926,101
VeriSign, Inc. ........................... 54,616 15,744,700
Verizon Communications, Inc. ................ 538,117 26,916,612
Vertex Pharmaceuticals, Inc.
(a)
................ 35,601 19,385,457
Visa, Inc. , Class A ........................ 55,899 21,206,404
W R Berkley Corp. ........................ 139,314 9,412,054
Walmart, Inc. ............................ 172,502 18,090,285
Waste Connections, Inc. .................... 68,769 11,368,891
Waste Management, Inc. .................... 150,808 33,014,887
WEC Energy Group, Inc. .................... 214,470 22,770,280
Welltower, Inc. ........................... 82,387 19,463,105
Williams Companies, Inc. (The) ............... 94,010 7,055,450
Willis Towers Watson PLC ................... 22,370 7,573,364
Workday, Inc. , Class A
(a)
.................... 53,806 10,623,995
Xcel Energy, Inc. ......................... 51,179 3,873,739
Yum! Brands, Inc. ........................ 102,739 15,750,916
Zoom Communications, Inc. , Class A
(a)
.......... 99,751 9,643,927
1,993,008,497
a
Total Common Stocks — 99.5%
(Cost: $ 2,675,849,099 ) ............................... 3,382,791,984
a
Preferred Stocks
South Korea  —  0 .2%
Samsung Electronics Co. Ltd. , Preference Shares ,
NVS ................................ 61,667 8,351,376
a
Total Preferred Stocks — 0.2%
(Cost: $ 2,540,707 ) .................................. 8,351,376
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a) (d)
............... 92,622 926
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 926
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,678,389,806 ) ............................... 3,391,144,286

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
95
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 35,428,631 $ 35,439,260
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 10,447,830 10,447,830
a
Total Short-Term Securities — 1.4%
(Cost: $ 45,883,632 ) ................................. 45,887,090
Total Investments —  101.1%
(Cost: $ 2,724,273,438 ) ............................... 3,437,031,376
Liabilities in Excess of Other Assets — ( 1 .1 ) % ............... (36,039,560)
Net Assets — 100.0% ................................. $ 3,400,991,816
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 9,924,831 $ 25,514,629
(a)
$ — $ (2,239) $ 2,039 $ 35,439,260 35,428,631 $ 313,057
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 5,340,000 5,107,830
(a)
— — — 10,447,830 10,447,830 242,323 —
$ — $ (2,239) $ 2,039
$ 45,887,090
$ 555,380 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 13 09/18/26 $ 5,004 $ (51,279)
MSCI EAFE Index .................................................................... 18 09/18/26 2,906 (12,051)
MSCI Emerging Markets Index ............................................................ 16 09/18/26 1,369 14,947
2-Year U.S. Treasury Note ............................................................... 6 12/31/26 1,232 (3,056)
$ (51,439)

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Min Vol Factor ETF
96
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 14,947 $ — $ — $ — $ 14,947
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 63,330 $ — $ 3,056 $ — $ 66,386
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,215,124 $ — $ (20,840) $ — $ 2,194,284
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (147,229) $ — $ (5,123) $ — $ (152,352)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 15,234,238
a

iShares
®
MSCI Global Min Vol Factor ETF
Schedule of Investments
(continued)
August 31, 2026
97
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $10,031,318 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 2,147,804,320 $ 1,234,987,650 $ 14 $ 3,382,791,984
Preferred Stocks .......................................... — 8,351,376 — 8,351,376
Rights ................................................. — — 926 926
Short-Term Securities
Money Market Funds ....................................... 45,887,090 — — 45,887,090
$ 2,193,691,410 $ 1,243,339,026 $ 940 $ 3,437,031,376
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 14,947 $ — $ — $ 14,947
Liabilities
Equity Contracts ............................................ (63,330) — — (63,330)
Interest Rate Contracts ....................................... (3,056) — — (3,056)
$ (51,439) $ — $ — $ (51,439)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
Core MSCI
Emerging Markets
ETF
iShares
Emerging Markets
Equity Factor ETF
iShares
ESG Aware MSCI
EM ETF
iShares
MSCI BIC ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 160,310,955,891  $ 1,922,611,086  $ 6,892,403,256  $ 75,298,392
Investments, at value — affiliated
(c)
......................................... 8,437,709,743  25,587,050  69,688,236  1,696,420
Cash ............................................................. 3,301,364  —  39,010,144  11,576
Cash pledged:
Futures contracts ................................................... 44,396,000  380,000  2,047,000  8,000
Foreign currency, at value
(d)
.............................................. 378,113,485  1,256,720  36,200,847  314,566
Receivables:
Investments sold ................................................... 1,240,438,712  —  296,299,853  1,296,031
Securities lending income — affiliated ..................................... 20,056,471  229,208  172,789  4,018
Capital shares sold .................................................. 264,469,907  —  —  —
Dividends — unaffiliated .............................................. 175,370,012  2,265,806  6,728,373  136,986
Dividends — affiliated ................................................ 2,011,646  13,532  59,863  3,328
Tax reclaims ...................................................... 8,546,619  47,060  165,606  —
Total assets ........................................................
170,885,369,850  1,952,390,462  7,342,775,967  78,769,317
LIABILITIES
Bank borrowings ..................................................... —  —  39,015,125  —
Collateral on securities loaned ............................................ 7,490,473,853  18,441,990  41,093,808  568,513
Payables:
Investments purchased ............................................... 1,527,499,292  48  341,231,466  1,621,228
Deferred foreign capital gain tax ......................................... 653,209,349  4,347,188  9,865,705  1,094,703
Foreign taxes ...................................................... 4,582,470  —  —  —
Investment advisory fees .............................................. 11,835,385  399,365  1,444,062  44,680
Professional fees ................................................... —  6,325  —  —
Variation margin on futures contracts ...................................... 1,546,006  12,240  59,918  203
Total liabilities .......................................................
9,689,146,355  23,207,156  432,710,084  3,329,327
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 161,196,223,495  $ 1,929,183,306  $ 6,910,065,883  $ 75,439,990
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 111,595,431,448  $ 1,423,829,872  $ 5,021,634,913  $ 314,919,502
Accumulated earnings (loss) ............................................. 49,600,792,047  505,353,434  1,888,430,970  (239,479,512)
NET ASSETS .......................................................
$ 161,196,223,495  $ 1,929,183,306  $ 6,910,065,883  $ 75,439,990
NET ASSET VALUE
Shares outstanding ................................................... 1,971,600,000  26,800,000  127,800,000  1,850,000
Net asset value ...................................................... $ 81.76  $ 71.98  $ 54.07  $ 40.78
Shares authorized .................................................... 15 billion 525 million 1.5 billion 500 million
Par value .......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ............................................ $ 6,849,753,200  $ 17,257,427  $ 39,100,133  $ 540,024
(b)
Investments, at cost — unaffiliated ....................................... $ 94,124,180,563  $ 1,310,079,352  $ 4,358,857,828  $ 73,611,230
(c)
Investments, at cost — affiliated ......................................... $ 8,436,536,984  $ 25,584,784  $ 69,684,130  $ 1,696,309
(d)
  Foreign currency, at cost .............................................. $ 377,915,227  $ 1,256,797  $ 36,188,475  $ 314,517

Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI Emerging
Markets Asia ETF
iShares
MSCI Emerging
Markets ex China
ETF
iShares
MSCI Emerging
Markets Min Vol
Factor ETF
iShares
MSCI Emerging
Markets Small-Cap
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 871,424,260  $ 24,865,340,068  $ 3,645,242,422  $ 373,732,382
Investments, at value — affiliated
(c)
......................................... 22,521,270  302,879,074  125,066,886  39,367,236
Cash ............................................................. —  73,799,127  22,958,999  5,165,050
Cash pledged:
Futures contracts ................................................... 118,000  4,219,000  688,000  66,000
Foreign currency, at value
(d)
.............................................. 10,888,518  45,412,976  15,387,665  591,247
Receivables:
Investments sold ................................................... 33,028,842  238,477,133  177,979,891  26,919,790
Securities lending income — affiliated ..................................... 41,146  414,791  295,989  141,362
Capital shares sold .................................................. —  4,087  —  —
Dividends — unaffiliated .............................................. 546,431  29,181,366  5,526,134  580,642
Dividends — affiliated ................................................ 12,044  166,963  44,961  8,135
Tax reclaims ...................................................... —  1,566,741  —  34,067
Foreign withholding tax claims .......................................... —  —  —  447
Total assets ........................................................
938,580,511  25,561,461,326  3,993,190,947  446,606,358
LIABILITIES
Bank borrowings ..................................................... —  75,409,907  23,203,048  5,120,673
Collateral on securities loaned ............................................ 17,727,812  231,026,771  105,258,343  36,587,917
Payables:
Investments purchased ............................................... 43,233,218  272,291,187  186,882,058  25,818,877
Deferred foreign capital gain tax ......................................... 584,715  59,782,372  17,019,459  2,843,659
Investment advisory fees .............................................. 359,745  5,181,808  760,340  217,160
Professional fees ................................................... —  —  —  2,867
Variation margin on futures contracts ...................................... 4,092  43,694  24,875  3,157
Total liabilities .......................................................
61,909,582  643,735,739  333,148,123  70,594,310
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 876,670,929  $ 24,917,725,587  $ 3,660,042,824  $ 376,012,048
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 463,214,665  $ 15,687,594,526  $ 3,125,724,967  $ 250,564,126
Accumulated earnings ................................................. 413,456,264  9,230,131,061  534,317,857  125,447,922
NET ASSETS .......................................................
$ 876,670,929  $ 24,917,725,587  $ 3,660,042,824  $ 376,012,048
NET ASSET VALUE
Shares outstanding ................................................... 7,500,000  253,700,000  48,200,000  4,900,000
Net asset value ...................................................... $ 116.89  $ 98.22  $ 75.93  $ 76.74
Shares authorized .................................................... 500 million 2 billion 800 million 500 million
Par value .......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ............................................ $ 16,042,627  $ 205,724,987  $ 98,247,023  $ 30,630,948
(b)
Investments, at cost — unaffiliated ....................................... $ 560,545,544  $ 14,564,500,232  $ 2,554,756,480  $ 275,606,225
(c)
Investments, at cost — affiliated ......................................... $ 22,518,127  $ 302,872,537  $ 125,061,713  $ 39,360,359
(d)
  Foreign currency, at cost .............................................. $ 10,887,873  $ 45,291,677  $ 15,381,309  $ 590,706

2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
MSCI Global Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 3,391,144,286
Investments, at value — affiliated
(c)
....................................................................................... 45,887,090
Cash ........................................................................................................... 5,957,858
Cash pledged:
Futures contracts ................................................................................................. 651,000
Foreign currency, at value
(d)
............................................................................................ 7,296,347
Receivables:
Investments sold ................................................................................................. 188,259,074
Securities lending income — affiliated ................................................................................... 45,069
Dividends — unaffiliated ............................................................................................ 4,446,113
Dividends — affiliated .............................................................................................. 26,991
Tax reclaims .................................................................................................... 2,888,807
Foreign withholding tax claims ........................................................................................ 52,453
Total assets ......................................................................................................
3,646,655,088
LIABILITIES
Bank borrowings ................................................................................................... 10,031,318
Collateral on securities loaned .......................................................................................... 35,347,531
Payables:
Investments purchased ............................................................................................. 195,521,339
Deferred foreign capital gain tax ....................................................................................... 4,056,490
Investment advisory fees ............................................................................................ 573,272
IRS compliance fee for foreign withholding tax claims ......................................................................... 82,827
Professional fees ................................................................................................. 18,289
Variation margin on futures contracts .................................................................................... 32,206
Total liabilities .....................................................................................................
245,663,272
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 3,400,991,816
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 2,697,633,817
Accumulated earnings ............................................................................................... 703,357,999
NET ASSETS .....................................................................................................
$ 3,400,991,816
NET ASSET VALUE
Shares outstanding ................................................................................................. 26,700,000
Net asset value .................................................................................................... $ 127.38
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 33,646,031
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 2,678,389,806
(c)
Investments, at cost — affiliated ....................................................................................... $ 45,883,632
(d)
  Foreign currency, at cost ............................................................................................ $ 7,290,358

Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
Core MSCI
Emerging Markets
ETF
iShares
Emerging Markets
Equity Factor ETF
iShares
ESG Aware MSCI
EM ETF
iShares
MSCI BIC ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,127,717,562  $ 40,852,061  $ 140,412,411  $ 1,901,510
Dividends — affiliated .............................................. 25,864,113  207,579  763,290  53,080
Interest — unaffiliated .............................................. 2,778,316  43,640  200,480  1,403
Securities lending income — affiliated — net
(a)
.............................. 155,449,168  1,329,303  1,416,889  23,559
Foreign taxes withheld ............................................. (372,090,905) (4,996,283) (17,050,236) (194,347)
Foreign withholding tax claims ........................................ 8,353,276  48,907  266,703  —
Total investment income ..............................................
2,948,071,530  37,485,207  126,009,537  1,785,205
EXPENSES
Investment advisory ............................................... 122,648,281  3,873,890  15,413,240  610,050
Commitment costs ................................................ 40,692  22,964  40,692  1,335
Professional .................................................... 16,161  4,100  202,882  —
Interest expense ................................................. 153,281  29,871  161,412  120
Total expenses .................................................... 122,858,415  3,930,825  15,818,226  611,505
Less:
Investment advisory fees waived ....................................... (830,059) (4,764) —  —
Total expenses after fees waived ........................................
122,028,356  3,926,061  15,818,226  611,505
Net investment income ...............................................
2,826,043,174  33,559,146  110,191,311  1,173,700
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................ (1,725,947,836) 36,306,728  488,636,784  (1,825,368)
Investments — affiliated ........................................... (610,381) (9,011) (14,784) 503
Foreign currency transactions ....................................... (13,730,489) (510,491) (1,839,105) (326)
Futures contracts ............................................... 71,280,511  1,551,576  8,021,645  5,331
In-kind redemptions — unaffiliated
(c)
................................... 92,476,800  4,743,148  39,678,408  1,254,404
(1,576,531,395) 42,081,950  534,482,948  (565,456)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(d)
........................................ 38,570,399,058  398,170,421  1,237,065,141  (4,366,598)
Investments — affiliated ........................................... (593,468) 490  2,639  (8)
Foreign currency translations ....................................... 113,365  (10,486) (126,605) (428)
Futures contracts ............................................... 13,199,515  (2,121) 229,171  (2,113)
38,583,118,470  398,158,304  1,237,170,346  (4,369,147)
Net realized and unrealized gain (loss) ....................................
37,006,587,075  440,240,254  1,771,653,294  (4,934,603)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 39,832,630,249  $ 473,799,400  $ 1,881,844,605  $ (3,760,903)
(a)
Net of securities lending income tax paid of ............................... $ 14,828,756  $ —  $ —  $ —
(b)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (7,862,695) $ (581,506) $ (1,959,761) $ (261,657)
(c)
See Note 2 of the Notes to Financial Statements.
(d)
Net of reduction in deferred foreign capital gain tax of ........................ $ 12,165,626  $ 597,927  $ 9,936,945  $ 462,029

2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Emerging
Markets Asia ETF
iShares
MSCI Emerging
Markets ex China
ETF
iShares
MSCI Emerging
Markets Min Vol
Factor ETF
iShares
MSCI Emerging
Markets Small-Cap
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 23,442,939  $ 422,952,872  $ 101,102,565  $ 10,042,958
Dividends — affiliated .............................................. 225,481  2,763,592  727,014  100,221
Interest — unaffiliated .............................................. 46,742  174,700  45,037  8,759
Securities lending income — affiliated — net ............................... 427,267  3,503,019  927,175  1,263,591
Foreign taxes withheld ............................................. (3,212,917) (57,138,831) (11,063,120) (1,215,839)
Foreign withholding tax claims ........................................ —  368,029  —  40,175
Total investment income ..............................................
20,929,512  372,623,381  91,738,671  10,239,865
EXPENSES
Investment advisory ............................................... 6,726,641  45,393,488  9,345,010  2,838,969
Commitment costs ................................................ 19,960  40,692  40,692  6,137
Professional .................................................... —  16,161  —  32,746
Interest expense ................................................. 24,350  76,924  52,781  9,540
Total expenses .................................................... 6,770,951  45,527,265  9,438,483  2,887,392
Less:
Investment advisory fees waived ....................................... —  (5,786) —  —
Total expenses after fees waived ........................................
6,770,951  45,521,479  9,438,483  2,887,392
Net investment income ...............................................
14,158,561  327,101,902  82,300,188  7,352,473
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ 266,544,688  (79,274,344) 385,005,574  50,837,256
Investments — affiliated ........................................... (4,044) (9,041) (7,816) (5,525)
Foreign currency transactions ....................................... (737,244) (6,879,900) (1,273,471) (206,604)
Futures contracts ............................................... 1,148,487  3,901,415  1,676,326  247,963
In-kind redemptions — unaffiliated
(b)
................................... 13,449,937  43,028,546  121,746,755  6,388,497
280,401,824  (39,233,324) 507,147,368  57,261,587
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 153,766,090  7,595,350,936  210,684,648  7,779,228
Investments — affiliated ........................................... (129) (48) 1,651  (1,645)
Foreign currency translations ....................................... 13,409  (12,540) 181,507  (670)
Futures contracts ............................................... (14,227) 1,089,297  91,808  (267)
153,765,143  7,596,427,645  210,959,614  7,776,646
Net realized and unrealized gain ........................................
434,166,967  7,557,194,321  718,106,982  65,038,233
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 448,325,528  $ 7,884,296,223  $ 800,407,170  $ 72,390,706
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (2,364,759) $ (1,205,759) $ (5,671,348) $ (1,468,630)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................ $ 1,280,929  $ 4,549,909  $ 10,173,299  $ 266,882

Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI Global Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 73,914,770
Dividends — affiliated .............................................................................................. 242,323
Interest — unaffiliated .............................................................................................. 32,005
Securities lending income — affiliated — net ............................................................................... 313,057
Foreign taxes withheld ............................................................................................. (4,002,817)
Foreign withholding tax claims ........................................................................................ 166,388
IRS compliance fee for foreign withholding tax claims ......................................................................... (2,687)
Total investment income ..............................................................................................
70,663,039
EXPENSES
Investment advisory ............................................................................................... 6,644,023
Commitment costs ................................................................................................ 26,819
Professional .................................................................................................... 24,305
Interest expense ................................................................................................. 23,770
Total expenses .................................................................................................... 6,718,917
Net investment income ...............................................................................................
63,944,122
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................................ 38,585,166
Investments — affiliated ........................................................................................... (2,239)
Foreign currency transactions ....................................................................................... (316,397)
Futures contracts ............................................................................................... 2,194,284
In-kind redemptions — unaffiliated
(b)
................................................................................... 70,886,136
111,346,950
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................................ 107,995,825
Investments — affiliated ........................................................................................... 2,039
Foreign currency translations ....................................................................................... (14,353)
Futures contracts ............................................................................................... (152,352)
107,831,159
Net realized and unrealized gain ........................................................................................
219,178,109
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 283,122,231
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........................................................... $ (582,262)
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in deferred foreign capital gain tax of ........................................................................ $ 1,203,512

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core MSCI Emerging Markets ETF
iShares
Emerging Markets Equity Factor ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,826,043,174  $ 2,262,998,530  $ 33,559,146  $ 22,479,214
Net realized gain (loss) ......................................... (1,576,531,395) (2,368,955,797) 42,081,950  (10,564,086)
Net change in unrealized appreciation (depreciation) ..................... 38,583,118,470  14,337,029,038  398,158,304  118,887,663
Net increase in net assets resulting from operations ........................
39,832,630,249  14,231,071,771  473,799,400  130,802,791
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(3,275,933,890) (2,823,242,065) (34,570,581) (28,880,125)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
23,243,586,922  9,686,273,429  532,274,026  187,765,922
NET ASSETS
Total increase in net assets ........................................ 59,800,283,281  21,094,103,135  971,502,845  289,688,588
Beginning of year ...............................................
101,395,940,214  80,301,837,079  957,680,461  667,991,873
End of year ...................................................
$ 161,196,223,495  $ 101,395,940,214  $ 1,929,183,306  $ 957,680,461
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI EM ETF
iShares
MSCI BIC ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 110,191,311  $ 109,674,942  $ 1,173,700  $ 1,265,618
Net realized gain (loss) ......................................... 534,482,948  (25,021,425) (565,456) (8,096,786)
Net change in unrealized appreciation (depreciation) ..................... 1,237,170,346  818,931,003  (4,369,147) 22,092,086
Net increase (decrease) in net assets resulting from operations ................
1,881,844,605  903,584,520  (3,760,903) 15,260,918
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(142,723,411) (117,981,538) (1,269,274) (1,937,753)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
78,125,196  (61,928,828) (10,280,397) 6,167,841
NET ASSETS
Total increase (decrease) in net assets ................................ 1,817,246,390  723,674,154  (15,310,574) 19,491,006
Beginning of year ...............................................
5,092,819,493  4,369,145,339  90,750,564  71,259,558
End of year ...................................................
$ 6,910,065,883  $ 5,092,819,493  $ 75,439,990  $ 90,750,564
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Emerging Markets Asia ETF
iShares
MSCI Emerging Markets ex China ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 14,158,561  $ 12,232,369  $ 327,101,902  $ 364,139,689
Net realized gain (loss) ......................................... 280,401,824  (6,074,241) (39,233,324) (274,327,076)
Net change in unrealized appreciation (depreciation) ..................... 153,765,143  105,045,188  7,596,427,645  805,839,330
Net increase in net assets resulting from operations ........................
448,325,528  111,203,316  7,884,296,223  895,651,943
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(23,874,398) (9,253,413) (391,420,686) (435,173,384)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(954,991,567) 893,120,143  4,932,823,210  (4,162,033,416)
NET ASSETS
Total increase (decrease) in net assets ................................ (530,540,437) 995,070,046  12,425,698,747  (3,701,554,857)
Beginning of year ...............................................
1,407,211,366  412,141,320  12,492,026,840  16,193,581,697
End of year ...................................................
$ 876,670,929  $ 1,407,211,366  $ 24,917,725,587  $ 12,492,026,840
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Emerging Markets Min Vol Factor ETF
iShares
MSCI Emerging Markets Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 82,300,188  $ 118,849,713  $ 7,352,473  $ 7,257,891
Net realized gain ............................................. 507,147,368  165,555,602  57,261,587  6,437,556
Net change in unrealized appreciation (depreciation) ..................... 210,959,614  33,368,457  7,776,646  23,444,093
Net increase in net assets resulting from operations ........................
800,407,170  317,773,772  72,390,706  37,139,540
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(88,942,986) (149,027,467) (12,022,704) (9,656,298)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(1,638,263,744) (288,868,397) (76,905,006) (8,744,328)
NET ASSETS
Total increase (decrease) in net assets ................................ (926,799,560) (120,122,092) (16,537,004) 18,738,914
Beginning of year ...............................................
4,586,842,384  4,706,964,476  392,549,052  373,810,138
End of year ...................................................
$ 3,660,042,824  $ 4,586,842,384  $ 376,012,048  $ 392,549,052
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Global Min Vol Factor ETF
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 63,944,122  $ 78,976,824
Net realized gain ................................................................................ 111,346,950  498,382,921
Net change in unrealized appreciation (depreciation) ........................................................ 107,831,159  (323,968,124)
Net increase in net assets resulting from operations ...........................................................
283,122,231  253,391,621
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(64,888,849) (93,989,667)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(96,192,511) (1,338,538,202)
NET ASSETS
Total increase (decrease) in net assets ................................................................... 122,040,871  (1,179,136,248)
Beginning of year ..................................................................................
3,278,950,945  4,458,087,193
End of year ......................................................................................
$ 3,400,991,816  $ 3,278,950,945
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core MSCI Emerging Markets ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
(a)
Year Ended
08/31/22
(a)
Net asset value, beginning of year ......................
$ 61.88  $ 54.58  $ 49.10  $ 48.75  $ 64.18
Net investment income
(b)
............................ 1 .52
(c)
1 .48
(c)
1 .36
(c)
1 .35  1 .67
Net realized and unrealized gain (loss)
(d)
..................
20.16  7 .69  5 .61  0 .14  (15.13)
Net increase (decrease) from investment operations ...........
21.68  9 .17  6 .97  1 .49  (13.46)
Distributions from net investment income
(e)
.................. ( 1 .80 ) ( 1 .87 ) ( 1 .49 ) ( 1 .14 ) ( 1 .97 )
Net asset value, end of year ..........................
$ 81.76  $ 61.88  $ 54.58  $ 49.10  $ 48.75
Total Return
(f)
Based on net asset value .............................
35.52%
(c)
17.21%
(c)
14.50%
(c)
3 .13% (21.40) %
Ratios to Average Net Assets
(g)
Total expenses ....................................
0 .09% 0 .09% 0 .09% 0 .10% 0 .10%
Total expenses after fees waived ........................
0 .09% 0 .09% 0 .09% 0 .09% 0 .10%
Net investment income ...............................
2 .07%
(c)
2 .64%
(c)
2 .68%
(c)
2 .81% 2 .97%
Supplemental Data
Net assets, end of year (000) ...........................
$ 161,196,223  $ 101,395,940  $ 80,301,837  $ 71,211,773  $ 65,232,083
Portfolio turnover rate
(h)
...............................
6% 6% 7% 21% 7%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2024, respectively:
• Net investment income per share by $0.00, $0.01 and $0.00.
• Total return by 0.03%, 0.01% and 0.00%.
• Ratio of net investment income to average net assets by 0.01%, 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Emerging Markets Equity Factor ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 53.20  $ 47.38  $ 41.82  $ 43.38  $ 53.61
Net investment income
(a)
............................. 1 .39
(b)
1 .39
(b)
1 .29  1 .46  1 .64
Net realized and unrealized gain (loss)
(c)
...................
18.83  6 .22  6 .77  ( 1 .38 ) (10.49)
Net increase (decrease) from investment operations ............
20.22  7 .61  8 .06  0 .08  ( 8 .85 )
Distributions from net investment income
(d)
................... ( 1 .44 ) ( 1 .79 ) ( 2 .50 ) ( 1 .64 ) ( 1 .38 )
Net asset value, end of year ...........................
$ 71.98  $ 53.20  $ 47.38  $ 41.82  $ 43.38
Total Return
(e)
Based on net asset value ..............................
38.45%
(b)
16.50%
(b)
20.07% 0 .30% (16.80) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .25% 0 .26% 0 .26% 0 .33% 0 .45%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .25% 0 .25% 0 .26 % N/A  N/A
Net investment income ................................
2 .17%
(b)
2 .87%
(b)
2 .93% 3 .51% 3 .41%
Supplemental Data
Net assets, end of year (000) ............................
$ 1,929,183  $ 957,680  $ 667,992  $ 606,434  $ 832,808
Portfolio turnover rate
(g)
................................
29% 20% 29% 121% 54%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026 and
August 31, 2025, respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI EM ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 40.48  $ 34.35  $ 31.35  $ 31.56  $ 43.35
Net investment income
(a)
............................. 0 .86
(b)
0 .86
(b)
0 .78  0 .78  0 .83
Net realized and unrealized gain (loss)
(c)
...................
13.86  6 .20  3 .09  ( 0 .23 ) (11.51)
Net increase (decrease) from investment operations ............
14.72  7 .06  3 .87  0 .55  (10.68)
Distributions from net investment income
(d)
................... ( 1 .13 ) ( 0 .93 ) ( 0 .87 ) ( 0 .76 ) ( 1 .11 )
Net asset value, end of year ...........................
$ 54.07  $ 40.48  $ 34.35  $ 31.35  $ 31.56
Total Return
(e)
Based on net asset value ..............................
36.87%
(b)
20.90%
(b)
12.61% 1 .81% (25.08) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .26% 0 .25% 0 .26% 0 .26% 0 .25%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .25% 0 .25% 0 .26 % N/A  0 .25%
Net investment income ................................
1 .79%
(b)
2 .37%
(b)
2 .43% 2 .53% 2 .20%
Supplemental Data
Net assets, end of year (000) ............................
$ 6,910,066  $ 5,092,819  $ 4,369,145  $ 4,323,755  $ 4,251,525
Portfolio turnover rate
(g)
................................
47% 35% 32% 38% 41%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026 and
August 31, 2025, respectively:
• Net investment income per share by $0.00 and $0.00.
• Total return by 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.00% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI BIC ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .........................
$ 43.21  $ 36.54  $ 34.24  $ 35.99  $ 50.27
Net investment income
(a)
............................... 0 .58  0 .64  0 .70  0 .62  0 .91
Net realized and unrealized gain (loss)
(b)
.....................
( 2 .38 ) 7 .04  2 .08  ( 1 .72 ) (13.74)
Net increase (decrease) from investment operations ..............
( 1 .80 ) 7 .68  2 .78  ( 1 .10 ) (12.83)
Distributions from net investment income
(c)
..................... ( 0 .63 ) ( 1 .01 ) ( 0 .48 ) ( 0 .65 ) ( 1 .45 )
Net asset value, end of year .............................
$ 40.78  $ 43.21  $ 36.54  $ 34.24  $ 35.99
Total Return
(d)
Based on net asset value ................................
( 4 .18 ) % 21.37% 8 .26% ( 3 .05 ) % (26.03) %
Ratios to Average Net Assets
(e)
Total expenses .......................................
0 .70% 0 .72% 0 .72% 0 .70% 0 .69%
Net investment income ..................................
1 .35% 1 .61% 2 .02% 1 .80% 2 .15%
Supplemental Data
Net assets, end of year (000) ..............................
$ 75,440  $ 90,751  $ 71,260  $ 70,200  $ 89,980
Portfolio turnover rate
(f)
..................................
16% 13% 10% 9% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets Asia ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 85.29  $ 73.60  $ 65.28  $ 66.44  $ 88.19
Net investment income
(a)
.............................. 1 .04  1 .51  1 .12  1 .16  1 .25
Net realized and unrealized gain (loss)
(b)
....................
32.10  11.36  8 .62  ( 1 .22 ) (20.98)
Net increase (decrease) from investment operations .............
33.14  12.87  9 .74  ( 0 .06 ) (19.73)
Distributions from net investment income
(c)
.................... ( 1 .54 ) ( 1 .18 ) ( 1 .42 ) ( 1 .10 ) ( 2 .02 )
Net asset value, end of year ............................
$ 116.89  $ 85.29  $ 73.60  $ 65.28  $ 66.44
Total Return
(d)
Based on net asset value ...............................
39.28%
(e)
17.71% 15.23% ( 0 .08 ) % (22.77) %
Ratios to Average Net Assets
(f)
Total expenses ......................................
0 .49% 0 .49% 0 .49% 0 .49% 0 .49%
Net investment income .................................
1 .03% 1 .92% 1 .66% 1 .79% 1 .62%
Supplemental Data
Net assets, end of year (000) .............................
$ 876,671  $ 1,407,211  $ 412,141  $ 528,751  $ 571,381
Portfolio turnover rate
(g)
.................................
32% 17% 7% 31% 24%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
For financial reporting purposes, the market value of certain investments were adjusted as of report date. Accordingly, the NAV per share and total return performance based on NAV presented herein are different than the information previously published on August 31, 2026.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets ex China ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 63.41  $ 60.65  $ 51.16  $ 49.62  $ 62.82
Net investment income
(a)
............................. 1 .51
(b)
1 .42
(b)
1 .45  1 .45  1 .86
Net realized and unrealized gain (loss)
(c)
...................
35.22  3 .05  9 .17  1 .31  (13.73)
Net increase (decrease) from investment operations ............
36.73  4 .47  10.62  2 .76  (11.87)
Distributions from net investment income
(d)
................... ( 1 .92 ) ( 1 .71 ) ( 1 .13 ) ( 1 .22 ) ( 1 .33 )
Net asset value, end of year ...........................
$ 98.22  $ 63.41  $ 60.65  $ 51.16  $ 49.62
Total Return
(e)
Based on net asset value ..............................
58.81%
(b)
7 .62%
(b)
20.98% 5 .69% (19.17) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ................................
1 .80%
(b)
2 .41%
(b)
2 .58% 2 .89% 3 .34%
Supplemental Data
Net assets, end of year (000) ............................
$ 24,917,726  $ 12,492,027  $ 16,193,582  $ 5,147,101  $ 2,307,162
Portfolio turnover rate
(g)
................................
11% 15% 12% 13% 21%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026 and
August 31, 2025, respectively:
• Net investment income per share by $0.00 and $0.01.
• Total return by 0.04% and 0.06%.
• Ratio of net investment income to average net assets by 0.00% and 0.01%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets Min Vol Factor ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 62.75  $ 60.35  $ 54.50  $ 54.86  $ 63.94
Net investment income
(a)
................................ 1 .50  1 .67  1 .63  1 .25  1 .87
Net realized and unrealized gain (loss)
(b)
......................
13.30  2 .85  5 .91  ( 0 .38 ) ( 9 .86 )
Net increase (decrease) from investment operations ...............
14.80  4 .52  7 .54  0 .87  ( 7 .99 )
Distributions from net investment income
(c)
...................... ( 1 .62 ) ( 2 .12 ) ( 1 .69 ) ( 1 .23 ) ( 1 .09 )
Net asset value, end of year ..............................
$ 75.93  $ 62.75  $ 60.35  $ 54.50  $ 54.86
Total Return
(d)
Based on net asset value .................................
23.94% 7 .68% 14.15% 1 .62% (12.68) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .25% 0 .25% 0 .26% 0 .64% 0 .69%
Total expenses after fees waived ............................
0 .25% 0 .25% 0 .26% 0 .25% 0 .25%
Net investment income ...................................
2 .20% 2 .77% 2 .92% 2 .32% 3 .14%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,660,043  $ 4,586,842  $ 4,706,964  $ 4,496,514  $ 6,177,144
Portfolio turnover rate
(f)
...................................
27% 32% 23% 58% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Emerging Markets Small-Cap ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
(a)
Year Ended
08/31/22
(a)
Net asset value, beginning of year ......................
$ 66.53  $ 62.30  $ 55.87  $ 50.17  $ 62.28
Net investment income
(b)
............................ 1 .30
(c)
1 .25
(c)
1 .02
(c)
1 .17  1 .24
Net realized and unrealized gain (loss)
(d)
..................
11.05  4 .66  6 .89  5 .26  (11.56)
Net increase (decrease) from investment operations ...........
12.35  5 .91  7 .91  6 .43  (10.32)
Distributions from net investment income
(e)
.................. ( 2 .14 ) ( 1 .68 ) ( 1 .48 ) ( 0 .73 ) ( 1 .79 )
Net asset value, end of year ..........................
$ 76.74  $ 66.53  $ 62.30  $ 55.87  $ 50.17
Total Return
(f)
Based on net asset value .............................
19.01%
(c)
9 .77%
(c)
14.41%
(c)
12.99% (17.00) %
Ratios to Average Net Assets
(g)
Total expenses ....................................
0 .71% 0 .72% 0 .73% 0 .71% 0 .70%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
0 .70% 0 .72% 0 .73 % N/A  0 .70%
Net investment income ...............................
1 .81%
(c)
2 .06%
(c)
1 .75%
(c)
2 .30% 2 .20%
Supplemental Data
Net assets, end of year (000) ...........................
$ 376,012  $ 392,549  $ 373,810  $ 318,467  $ 336,134
Portfolio turnover rate
(h)
...............................
40% 29% 33% 43% 53%
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2024, respectively:
• Net investment income per share by $0.00, $0.01 and $0.00.
• Total return by 0.02%, 0.01% and 0.01%.
• Ratio of net investment income to average net assets by 0.00%, 0.01% and 0.01%.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Min Vol Factor ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 119.23  $ 113.73  $ 97.69  $ 95.04  $ 106.77
Net investment income
(a)
............................ 2 .33
(b)
2 .40
(b)
2 .27  2 .32
(b)
2 .18
Net realized and unrealized gain (loss)
(c)
..................
8 .18  5 .91  16.24  2 .40  (11.91)
Net increase (decrease) from investment operations ...........
10.51  8 .31  18.51  4 .72  ( 9 .73 )
Distributions from net investment income
(d)
.................. ( 2 .36 ) ( 2 .81 ) ( 2 .47 ) ( 2 .07 ) ( 2 .00 )
Net asset value, end of year ..........................
$ 127.38  $ 119.23  $ 113.73  $ 97.69  $ 95.04
Total Return
(e)
Based on net asset value .............................
8 .96%
(b)
7 .45%
(b)
19.32% 5 .00%
(b)
( 9 .21 ) %
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .20% 0 .20% 0 .20% 0 .30% 0 .32%
Total expenses after fees waived ........................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ...............................
1 .92%
(b)
2 .10%
(b)
2 .23% 2 .42%
(b)
2 .13%
Supplemental Data
Net assets, end of year (000) ...........................
$ 3,400,992  $ 3,278,951  $ 4,458,087  $ 4,718,543  $ 4,476,569
Portfolio turnover rate
(g)
...............................
25% 27% 25% 22% 23%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2023, respectively:
• Net investment income per share by $0.01, $0.02 and $0.00.
• Total return by 0.01%, 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.00%, 0.02% and 0.00%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Basis of Consolidation: The accompanying consolidated financial statements for Core MSCI Emerging Markets and MSCI Emerging Markets Small-Cap included the accounts of its subsidiary in the Republic of Mauritius, which was a wholly-owned subsidiary (each a “Subsidiary”) of the Fund that invests in Indian securities. On April 26,
2023, each Fund filed to liquidate its Subsidiary with the Mauritius Financial Services Commission.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Certain Russian securities held by iShares ESG Aware MSCI EM ETF and iShares MSCI BIC ETF declared dividends during the period. However, there is no assurance these dividends can be collected by each Fund due to restrictions imposed by the Russian government. As a result, each Fund has not recognized investment income associated with these Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund’s net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
iShares ETF
Diversification
Classification
Core MSCI Emerging Markets
(a)
................................................................................................. Diversified
Emerging Markets Equity Factor ................................................................................................. Diversified
ESG Aware MSCI EM ......................................................................................................... Diversified
MSCI BIC
(a)
................................................................................................................ Diversified
MSCI Emerging Markets Asia ................................................................................................... Diversified
MSCI Emerging Markets ex China ................................................................................................ Diversified
MSCI Emerging Markets Min Vol Factor ............................................................................................ Diversified
MSCI Emerging Markets Small-Cap .............................................................................................. Diversified
MSCI Global Min Vol Factor .................................................................................................... Diversified
(a)
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Core MSCI Emerging Markets
Barclays Bank PLC ............................................... $ 240,408 $ (240,408) $ — $ —
Barclays Capital, Inc. ............................................. 80,924,262 (80,924,262) — —
BNP Paribas SA ................................................. 68,879,929 (68,879,929) — —
BofA Securities, Inc. .............................................. 557,593,815 (557,593,815) — —
Citigroup Global Markets Ltd. ........................................ 363,047,145 (363,047,145) — —
Citigroup Global Markets, Inc. ........................................ 80,928,356 (80,928,356) — —
Goldman Sachs & Co. LLC ......................................... 331,885,929 (331,885,929) — —
Goldman Sachs International ........................................ 1,737,485,813 (1,737,485,813) — —
HSBC Bank PLC ................................................ 5,798,486 (5,798,486) — —
J.P. Morgan Securities LLC ......................................... 174,420,605 (174,420,605) — —

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
J.P. Morgan Securities PLC ......................................... $ 881,789,916 $ (881,789,916) $ — $ —
Jefferies LLC ................................................... 18,607,785 (18,607,785) — —
Macquarie Bank Ltd. .............................................. 118,314,601 (118,314,601) — —
Merrill Lynch International .......................................... 464,963,623 (464,963,623) — —
Mizuho Securities USA LLC ......................................... 4,499,253 (4,499,253) — —
Morgan Stanley ................................................. 1,769,025,097 (1,769,025,097) — —
National Financial Services LLC ...................................... 19,337 (19,337) — —
Nomura Securities International, Inc. ................................... 140,185 (140,185) — —
Scotia Capital (USA), Inc. .......................................... 771,990 (771,990) — —
SG Americas Securities LLC ........................................ 6,132,027 (6,132,027) — —
State Street Bank & Trust Co. ........................................ 1,898,758 (1,898,758) — —
UBS AG ...................................................... 58,863,041 (58,863,041) — —
UBS Europe SE ................................................. 123,498,091 (123,498,091) — —
UBS Securities LLC .............................................. 17,557 (17,557) — —
Wells Fargo Securities LLC ......................................... 7,191 (7,191) — —
$ 6,849,753,200 $ (6,849,753,200)
$ —
$ —
a
Emerging Markets Equity Factor
Barclays Capital, Inc. ............................................. 1,556,736 (1,556,736) — —
BNP Paribas SA ................................................. 351,851 (351,851) — —
Citigroup Global Markets, Inc. ........................................ 1,316,664 (1,316,664) — —
Goldman Sachs & Co. LLC ......................................... 1,154,681 (1,154,681) — —
Goldman Sachs International ........................................ 2,257,231 (2,257,231) — —
HSBC Bank PLC ................................................ 684,439 (684,439) — —
J.P. Morgan Securities LLC ......................................... 19,683 (19,683) — —
J.P. Morgan Securities PLC ......................................... 507,676 (507,676) — —
Jefferies LLC ................................................... 835,129 (835,129) — —
Macquarie Bank Ltd. .............................................. 141,006 (141,006) — —
Morgan Stanley ................................................. 7,036,195 (7,036,195) — —
SG Americas Securities LLC ........................................ 249,958 (249,958) — —
UBS AG ...................................................... 1,146,178 (1,146,178) — —
$ 17,257,427 $ (17,257,427)
$ —
$ —
a
ESG Aware MSCI EM
Goldman Sachs & Co. LLC ......................................... 4,031,190 (4,031,190) — —
Goldman Sachs International ........................................ 2,898,843 (2,898,843) — —
J.P. Morgan Securities PLC ......................................... 14,092,494 (14,092,494) — —
Morgan Stanley ................................................. 15,910,727 (15,910,727) — —
SG Americas Securities LLC ........................................ 245,443 (245,443) — —
UBS AG ...................................................... 1,921,436 (1,921,436) — —
$ 39,100,133 $ (39,100,133)
$ —
$ —
a
MSCI BIC
BNP Paribas SA ................................................. 42,381 (42,381) — —
BofA Securities, Inc. .............................................. 20,113 (20,113) — —
Goldman Sachs & Co. LLC ......................................... 77,718 (77,718) — —
J.P. Morgan Securities LLC ......................................... 79,789 (79,789) — —
Macquarie Bank Ltd. .............................................. 19,779 (19,779) — —
Morgan Stanley ................................................. 300,244 (300,244) — —
$ 540,024 $ (540,024)
$ —
$ —
a
MSCI Emerging Markets Asia
BNP Paribas SA ................................................. 188,294 (188,294) — —
BofA Securities, Inc. .............................................. 1,467,639 (1,467,639) — —
Citigroup Global Markets Ltd. ........................................ 290,914 (290,914) — —
Citigroup Global Markets, Inc. ........................................ 180,557 (176,331) — 4,226
Goldman Sachs & Co. LLC ......................................... 933,736 (933,736) — —
Goldman Sachs International ........................................ 2,693,953 (2,693,953) — —
HSBC Bank PLC ................................................ 144,800 (144,800) — —
J.P. Morgan Securities LLC ......................................... 523,524 (523,524) — —
J.P. Morgan Securities PLC ......................................... 15,983 (15,983) — —
Macquarie Bank Ltd. .............................................. 886,240 (886,240) — —
Morgan Stanley ................................................. 8,716,987 (8,716,987) — —
$ 16,042,627 $ (16,038,401)
$ —
$ 4,226
a

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI Emerging Markets ex China
Barclays Capital, Inc. ............................................. $ 3,551,778 $ (3,551,778) $ — $ —
BNP Paribas SA ................................................. 1,510,950 (1,510,950) — —
BofA Securities, Inc. .............................................. 11,565,465 (11,565,465) — —
Citigroup Global Markets Ltd. ........................................ 972,874 (972,874) — —
Goldman Sachs & Co. LLC ......................................... 4,756,069 (4,756,069) — —
Goldman Sachs International ........................................ 145,466,312 (145,466,312) — —
J.P. Morgan Securities LLC ......................................... 20,957,963 (20,957,963) — —
Morgan Stanley ................................................. 16,414,621 (16,414,621) — —
UBS AG ...................................................... 528,955 (528,955) — —
$ 205,724,987 $ (205,724,987)
$ —
$ —
a
MSCI Emerging Markets Min Vol Factor
BofA Securities, Inc. .............................................. 1,470,227 (1,470,227) — —
Citigroup Global Markets Ltd. ........................................ 3,047,464 (3,047,464) — —
Goldman Sachs & Co. LLC ......................................... 15,275,820 (15,275,820) — —
Goldman Sachs International ........................................ 62,776,784 (62,776,784) — —
J.P. Morgan Securities PLC ......................................... 2,916,034 (2,916,034) — —
Morgan Stanley ................................................. 12,174,904 (12,174,904) — —
SG Americas Securities LLC ........................................ 585,790 (585,790) — —
$ 98,247,023 $ (98,247,023)
$ —
$ —
a
MSCI Emerging Markets Small-Cap
Barclays Bank PLC ............................................... 34,542 (34,542) — —
Barclays Capital, Inc. ............................................. 2,080,252 (2,080,252) — —
BNP Paribas SA ................................................. 502,866 (502,866) — —
BofA Securities, Inc. .............................................. 6,406,911 (6,406,911) — —
Citigroup Global Markets Ltd. ........................................ 505,147 (505,147) — —
Citigroup Global Markets, Inc. ........................................ 292,503 (292,503) — —
Goldman Sachs & Co. LLC ......................................... 2,012,473 (2,012,473) — —
Goldman Sachs International ........................................ 6,320,715 (6,320,715) — —
HSBC Bank PLC ................................................ 780,478 (780,478) — —
J.P. Morgan Securities LLC ......................................... 1,825,783 (1,825,783) — —
J.P. Morgan Securities PLC ......................................... 3,577,889 (3,484,223) — 93,666
Macquarie Bank Ltd. .............................................. 22,360 (22,360) — —
Morgan Stanley ................................................. 3,797,244 (3,797,244) — —
SG Americas Securities LLC ........................................ 2,264,663 (2,264,663) — —
State Street Bank & Trust Co. ........................................ 16,739 (16,739) — —
UBS AG ...................................................... 177,122 (177,122) — —
UBS Securities LLC .............................................. 13,261 (13,261) — —
$ 30,630,948 $ (30,537,282)
$ —
$ 93,666
a
MSCI Global Min Vol Factor
Barclays Capital, Inc. ............................................. 64,182 (64,182) — —
BofA Securities, Inc. .............................................. 12,648,184 (12,648,184) — —
Citigroup Global Markets, Inc. ........................................ 3,957,772 (3,957,772) — —
Goldman Sachs & Co. LLC ......................................... 3,115,632 (3,115,632) — —
J.P. Morgan Securities PLC ......................................... 1,246,104 (1,246,104) — —
Morgan Stanley ................................................. 10,914,737 (10,914,737) — —
SG Americas Securities LLC ........................................ 344,806 (344,806) — —
State Street Bank & Trust Co. ........................................ 1,346,674 (1,346,674) — —
UBS AG ...................................................... 7,940 (7,940) — —
$ 33,646,031 $ (33,646,031)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of August 31, 2026. Additional collateral is delivered to the Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each of the iShares MSCI BIC and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core MSCI Emerging Markets ETF, BFA has contractually agreed to waive a portion of its management fee such that the Fund’s total annual operating expenses after fee waiver will not exceed 0.09% through December 31, 2030. The contractual waiver may be terminated prior to December 31, 2030 only upon written agreement of the Company and BFA.
For each of the iShares Emerging Markets Equity Factor and iShares MSCI Emerging Markets ex China ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2026 and December 31, 2027, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
iShares ETF Investment Advisory Fees
Core MSCI Emerging Markets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.09%
Emerging Markets Equity Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
ESG Aware MSCI EM . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI Emerging Markets Asia . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
MSCI Emerging Markets ex China . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI Emerging Markets Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI Global Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20
Aggregate Average Daily Net Assets Investment Advisory Fees
First $14 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
In excess of $14 billion but not exceeding $28 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68
In excess of $28 billion but not exceeding $42 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.61
In excess of $42 billion but not exceeding $56 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $56 billion but not exceeding $70 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.47
In excess of $70 billion but not exceeding $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.41
In excess of $84 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.35

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended August 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares Core MSCI Emerging Markets ETF, iShares Emerging
Markets Equity Factor ETF and iShares MSCI Emerging Markets ex China ETF. Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust
Company for the iShares ESG Aware MSCI EM ETF, iShares MSCI BIC ETF, iShares MSCI Emerging Markets Asia ETF, iShares MSCI Emerging Markets Min Vol Factor
ETF, iShares MSCI Emerging Markets Small-Cap ETF and iShares MSCI Global Min Vol Factor ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
iShares ETF Amounts Waived
Core MSCI Emerging Markets ............................................................................................................................................ $ 830,059
Emerging Markets Equity Factor ......................................................................................................................................... 4,764
MSCI Emerging Markets ex China ....................................................................................................................................... 5,786
iShares ETF Amounts
Core MSCI Emerging Markets .................................................................................................. $ 38,346,012
Emerging Markets Equity Factor ................................................................................................ 293,684
ESG Aware MSCI EM ........................................................................................................ 324,752
MSCI BIC ................................................................................................................ 5,325
MSCI Emerging Markets Asia .................................................................................................. 98,615
MSCI Emerging Markets ex China ............................................................................................... 812,495
MSCI Emerging Markets Min Vol Factor ........................................................................................... 213,919
MSCI Emerging Markets Small-Cap ............................................................................................. 279,261
MSCI Global Min Vol Factor ................................................................................................... 75,138

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to nondeductible expenses, distributions in connection with fund share redemptions and realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core MSCI Emerging Markets ...............................................................
$ 425,025,809 $ 294,465,750 $ (19,844,452)
Emerging Markets Equity Factor .............................................................
30,257,917 9,742,404 296,981
ESG Aware MSCI EM .....................................................................
168,751,937 156,156,085 20,673,674
MSCI BIC .............................................................................
366,625 558,506 (359,314)
MSCI Emerging Markets Asia ...............................................................
50,216,573 27,871,592 15,944,228
MSCI Emerging Markets ex China ............................................................
110,721,630 61,845,780 (3,872,312)
MSCI Emerging Markets Min Vol Factor ........................................................
83,055,217 52,615,145 30,108,991
MSCI Emerging Markets Small-Cap ..........................................................
12,324,623 15,816,875 9,476,708
MSCI Global Min Vol Factor ................................................................
257,684,115 165,065,015 12,195,698
iShares ETF Purchases Sales
Core MSCI Emerging Markets ............................................................................... $ 27,639,835,853 $ 7,787,454,709
Emerging Markets Equity Factor ............................................................................. 937,091,767 451,812,056
ESG Aware MSCI EM ..................................................................................... 3,015,993,859 2,882,822,811
MSCI BIC ............................................................................................. 13,854,828 16,582,723
MSCI Emerging Markets Asia ............................................................................... 437,503,054 1,137,657,215
MSCI Emerging Markets ex China ............................................................................ 6,150,787,726 2,023,344,501
MSCI Emerging Markets Min Vol Factor ........................................................................ 1,011,837,805 2,297,106,383
MSCI Emerging Markets Small-Cap .......................................................................... 159,404,761 224,017,969
MSCI Global Min Vol Factor ................................................................................ 876,257,379 817,414,445
iShares ETF In-kind Purchases In-kind Sales
Core MSCI Emerging Markets ................................................................................. $ 2,754,420,671 $ 172,727,547
Emerging Markets Equity Factor ............................................................................... 60,090,051 13,808,080
ESG Aware MSCI EM ....................................................................................... 44,273,998 120,510,519
MSCI BIC ............................................................................................... 250,749 7,647,147
MSCI Emerging Markets Asia ................................................................................. 5,033,503 270,295,637
MSCI Emerging Markets ex China .............................................................................. 866,780,887 154,974,717
MSCI Emerging Markets Min Vol Factor .......................................................................... 2,457,139 363,192,914
MSCI Emerging Markets Small-Cap ............................................................................ 9,455,327 27,431,234
MSCI Global Min Vol Factor .................................................................................. 121,641,505 252,148,335

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core MSCI Emerging Markets ................................................................................. $ 87,544,827 $ (87,544,827)
Emerging Markets Equity Factor ............................................................................... 4,582,654 (4,582,654)
ESG Aware MSCI EM ....................................................................................... 38,001,546 (38,001,546)
MSCI BIC ............................................................................................... 898,509 (898,509)
MSCI Emerging Markets Asia ................................................................................. 38,717,026 (38,717,026)
MSCI Emerging Markets ex China .............................................................................. 38,341,722 (38,341,722)
MSCI Emerging Markets Min Vol Factor .......................................................................... 117,837,188 (117,837,188)
MSCI Emerging Markets Small-Cap ............................................................................ 10,097,578 (10,097,578)
MSCI Global Min Vol Factor .................................................................................. 69,989,108 (69,989,108)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
Core MSCI Emerging Markets
Ordinary income ........................................................................................... $ 3,275,933,890 $ 2,823,242,065
Emerging Markets Equity Factor
Ordinary income ........................................................................................... $ 34,570,581 $ 28,880,125
ESG Aware MSCI EM
Ordinary income ........................................................................................... $ 142,723,411 $ 117,981,538
MSCI BIC
Ordinary income ........................................................................................... $ 1,269,274 $ 1,937,753
MSCI Emerging Markets Asia
Ordinary income ........................................................................................... $ 23,874,398 $ 9,253,413
MSCI Emerging Markets ex China
Ordinary income ........................................................................................... $ 391,420,686 $ 435,173,384
MSCI Emerging Markets Min Vol Factor
Ordinary income ........................................................................................... $ 88,942,986 $ 149,027,467
MSCI Emerging Markets Small-Cap
Ordinary income ........................................................................................... $ 12,022,704 $ 9,656,298
MSCI Global Min Vol Factor
Ordinary income ........................................................................................... $ 64,888,849 $ 93,989,667
iShares ETF
Undistributed
Ordinary Income
Undistributed Long-
Term Capital Gains
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core MSCI Emerging Markets ...........................
$ 1,805,836,374 $ — $ (16,121,483,825) $ 63,916,439,498 $ 49,600,792,047
Emerging Markets Equity Factor .........................
25,552,299 — (88,265,460) 568,066,595 505,353,434
ESG Aware MSCI EM .................................
97,985,191 — (595,128,651) 2,385,574,430 1,888,430,970
MSCI BIC .........................................
66,286 — (239,586,520) 40,722 (239,479,512)
MSCI Emerging Markets Asia ...........................
113,128,947 — — 300,327,317 413,456,264
MSCI Emerging Markets ex China ........................
257,238,811 — (865,439,030) 9,838,331,280 9,230,131,061
MSCI Emerging Markets Min Vol Factor ....................
29,988,710 — (644,892,055) 1,149,221,202 534,317,857
MSCI Emerging Markets Small-Cap ......................
7,912,772 36,893,303 — 80,641,847 125,447,922
MSCI Global Min Vol Factor ............................
22,978,070 — (11,606,538) 691,986,467 703,357,999
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the characterization of corporate actions and the timing and recognition of realized gains / losses for tax purposes.

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the iShares Core MSCI Emerging Markets ETF and iShares MSCI BIC ETF did not borrow under the Syndicated Credit Agreement.
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Utilized
Emerging Markets Equity Factor ................................................................................................. $ 41,009,767
ESG Aware MSCI EM ......................................................................................................... 489,347,600
MSCI Emerging Markets Asia ................................................................................................... 133,438,627
MSCI Emerging Markets Min Vol Factor ............................................................................................ 405,105,495
MSCI Emerging Markets Small-Cap .............................................................................................. 1,657,640
MSCI Global Min Vol Factor .................................................................................................... 33,707,184
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core MSCI Emerging Markets ........................................ $ 104,180,012,742  $ 75,330,737,398  $ (10,761,978,811) $ 64,568,758,587
Emerging Markets Equity Factor ...................................... 1,375,788,269  665,898,717  (93,488,850) 572,409,867
ESG Aware MSCI EM .............................................. 4,566,634,839  2,751,124,489  (355,662,237) 2,395,462,252
MSCI BIC ...................................................... 75,859,930  20,343,933  (19,209,051) 1,134,882
MSCI Emerging Markets Asia ........................................ 593,034,890  378,168,761  (77,258,121) 300,910,640
MSCI Emerging Markets ex China ..................................... 15,270,288,173  10,488,805,319  (590,862,892) 9,897,942,427
MSCI Emerging Markets Min Vol Factor ................................. 2,604,116,359  1,312,405,582  (146,212,633) 1,166,192,949
MSCI Emerging Markets Small-Cap ................................... 329,618,881  114,961,374  (31,480,637) 83,480,737
MSCI Global Min Vol Factor ......................................... 2,741,252,468  806,967,987  (111,189,079) 695,778,908
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
Emerging Markets Equity Factor ............................................................ $ 18,300,000 $ 450,808 4.87%
ESG Aware MSCI EM ................................................................... 165,000,000 2,360,164 4.82
MSCI Emerging Markets Asia ............................................................. 31,300,000 342,740 4.75
MSCI Emerging Markets ex China .......................................................... 75,400,000 744,932 4.73
MSCI Emerging Markets Min Vol Factor ....................................................... 35,300,000 605,260 4.78
MSCI Emerging Markets Small-Cap ......................................................... 6,600,000 88,140 4.82
MSCI Global Min Vol Factor ............................................................... 10,030,000 44,836 4.85

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social

Notes to Financial Statements
( continued)

Notes to Financial Statements
instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in
Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
Core MSCI Emerging Markets
Shares sold ......................................................... 341,400,000  $ 23,910,192,081  172,200,000  $ 9,939,458,270
Shares redeemed ..................................................... (8,400,000) (666,605,159) (4,800,000) (253,184,841)
333,000,000  $ 23,243,586,922  167,400,000  $ 9,686,273,429
Emerging Markets Equity Factor
Shares sold ......................................................... 9,600,000  $ 583,384,618  3,900,000  $ 187,765,922
Shares redeemed ..................................................... (800,000) (51,110,592) —  —
8,800,000  $ 532,274,026  3,900,000  $ 187,765,922
ESG Aware MSCI EM
Shares sold ......................................................... 11,000,000  $ 531,442,777  3,300,000  $ 117,543,411
Shares redeemed ..................................................... (9,000,000) (453,317,581) (4,700,000) (179,472,239)
2,000,000  $ 78,125,196  (1,400,000) $ (61,928,828)
MSCI BIC
Shares sold ......................................................... 150,000  $ 6,530,986  250,000  $ 9,926,313
Shares redeemed ..................................................... (400,000) (16,811,383) (100,000) (3,758,472)
(250,000) $ (10,280,397) 150,000  $ 6,167,841
MSCI Emerging Markets Asia
Shares sold ......................................................... 1,200,000  $ 122,320,136  12,200,000  $ 989,841,691
Shares redeemed ..................................................... (10,200,000) (1,077,311,703) (1,300,000) (96,721,548)
(9,000,000) $ (954,991,567) 10,900,000  $ 893,120,143
MSCI Emerging Markets ex China
Shares sold ......................................................... 70,000,000  $ 5,860,280,943  16,800,000  $ 1,025,553,083
Shares redeemed ..................................................... (13,300,000) (927,457,733) (86,800,000) (5,187,586,499)
56,700,000  $ 4,932,823,210  (70,000,000) $ (4,162,033,416)
MSCI Emerging Markets Min Vol Factor
Shares sold ......................................................... 500,000  $ 32,244,762  3,500,000  $ 214,393,808
Shares redeemed ..................................................... (25,400,000) (1,670,508,506) (8,400,000) (503,262,205)
(24,900,000) $ (1,638,263,744) (4,900,000) $ (288,868,397)

Notes to Financial Statements
(continued)

2026
iShares Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Emerging Markets Small-Cap ETF and iShares MSCI Global Min Vol Factor ETF have filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the
European Union. The Funds have recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the
Funds, as of August 31, 2026, are $447 or $0.00 per share and $52,453 or $0.00 per share, respectively.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI Emerging Markets ETF, iShares ESG Aware MSCI EM ETF and iShares MSCI
Emerging Markets Small-Cap ETF is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’
withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.
The iShares MSCI Global Min Vol Factor ETF is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Emerging Markets Small-Cap
Shares sold ......................................................... 700,000  $ 52,036,743  400,000  $ 20,811,012
Shares redeemed ..................................................... (1,700,000) (128,941,749) (500,000) (29,555,340)
(1,000,000) $ (76,905,006) (100,000) $ (8,744,328)
MSCI Global Min Vol Factor
Shares sold ......................................................... 1,700,000  $ 203,808,575  —  $ 349,284
Shares redeemed ..................................................... (2,500,000) (300,001,086) (11,700,000) (1,338,887,486)
(800,000) $ (96,192,511) (11,700,000) $ (1,338,538,202)

Notes to Financial Statements
( continued)

Notes to Financial Statements
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm

2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of each of the nine funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (nine of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares Core MSCI Emerging Markets ETF
*
  iShares Emerging Markets Equity Factor ETF
  iShares ESG Aware MSCI EM ETF
  iShares MSCI BIC ETF
  iShares MSCI Emerging Markets Asia ETF
  iShares MSCI Emerging Markets ex China ETF
  iShares MSCI Emerging Markets Min Vol Factor ETF
  iShares MSCI Emerging Markets Small-Cap ETF
*
  iShares MSCI Global Min Vol Factor ETF
*
The financial highlights for iShares Core MSCI Emerging Markets ETF and iShares MSCI Emerging Markets Small-Cap ETF are presented on a standalone basis for each of the three years in the period ended August 31, 2026 and for iShares Core MSCI Emerging Markets ETF and its subsidiary and iShares MSCI Emerging Markets Small-Cap ETF and its subsidiary on a consolidated basis for prior periods

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, of distributions from direct federal obligation interest for the fiscal year ended August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
iShares ETF
Qualified Dividend
Income
Core MSCI Emerging Markets ................................................................................................... $ 1,267,507,676
Emerging Markets Equity Factor ................................................................................................. 17,590,870
ESG Aware MSCI EM ......................................................................................................... 65,204,020
MSCI BIC ................................................................................................................. 777,512
MSCI Emerging Markets Asia ................................................................................................... 11,788,134
MSCI Emerging Markets ex China ................................................................................................ 184,261,585
MSCI Emerging Markets Min Vol Factor ............................................................................................ 39,804,132
MSCI Emerging Markets Small-Cap .............................................................................................. 3,921,471
MSCI Global Min Vol Factor .................................................................................................... 58,556,015
iShares ETF
Qualified Business
Income
MSCI Global Min Vol Factor .................................................................................................... $ 101,520
iShares ETF
20% Rate Long-
Term Capital Gain
Dividends
MSCI Emerging Markets Small-Cap .............................................................................................. $ 5,769,913
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core MSCI Emerging Markets .................................................................................
$ 3,136,076,419 $ 364,549,392
Emerging Markets Equity Factor ...............................................................................
40,825,386 5,411,611
ESG Aware MSCI EM .......................................................................................
140,928,504 18,708,097
MSCI BIC ...............................................................................................
1,905,913 450,474
MSCI Emerging Markets Asia .................................................................................
23,521,358 5,716,848
MSCI Emerging Markets ex China ..............................................................................
423,467,167 56,951,594
MSCI Emerging Markets Min Vol Factor ..........................................................................
101,036,693 17,078,054
MSCI Emerging Markets Small-Cap ............................................................................
10,072,749 2,650,166
iShares ETF
Federal Obligation
Interest
Core MSCI Emerging Markets ................................................................................................... $ 12,194,929
Emerging Markets Equity Factor ................................................................................................. 97,873
ESG Aware MSCI EM ......................................................................................................... 359,891
MSCI BIC ................................................................................................................. 25,027
MSCI Emerging Markets Asia ................................................................................................... 106,315
MSCI Emerging Markets ex China ................................................................................................ 1,303,034
MSCI Emerging Markets Min Vol Factor ............................................................................................ 342,787
MSCI Emerging Markets Small-Cap .............................................................................................. 47,254
MSCI Global Min Vol Factor .................................................................................................... 114,255

Important Tax Information
(unaudited) (continued)

2026
iShares Annual Financial Statements and Additional Information
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Dividends-Received
Deduction
Core MSCI Emerging Markets ................................................................................................... 0.21%
Emerging Markets Equity Factor ................................................................................................. 0.05
ESG Aware MSCI EM ......................................................................................................... 0.21
MSCI BIC ................................................................................................................. 0.54
MSCI Emerging Markets Asia ................................................................................................... 0.05
MSCI Emerging Markets ex China ................................................................................................ 0.14
MSCI Emerging Markets Min Vol Factor ............................................................................................ 0.06
MSCI Global Min Vol Factor .................................................................................................... 46.70
iShares ETF Interest Dividends
Core MSCI Emerging Markets ................................................................................................... $ 25,817,557
Emerging Markets Equity Factor ................................................................................................. 207,205
ESG Aware MSCI EM ......................................................................................................... 761,916
MSCI BIC ................................................................................................................. 52,984
MSCI Emerging Markets Asia ................................................................................................... 225,076
MSCI Emerging Markets ex China ................................................................................................ 2,758,617
MSCI Emerging Markets Min Vol Factor ............................................................................................ 725,706
MSCI Emerging Markets Small-Cap .............................................................................................. 100,040
MSCI Global Min Vol Factor .................................................................................................... 241,887
iShares ETF
Interest-Related
Dividends
Core MSCI Emerging Markets ................................................................................................... $ 25,864,112
Emerging Markets Equity Factor ................................................................................................. 207,579
ESG Aware MSCI EM ......................................................................................................... 763,290
MSCI BIC ................................................................................................................. 53,080
MSCI Emerging Markets Asia ................................................................................................... 225,482
MSCI Emerging Markets ex China ................................................................................................ 2,763,592
MSCI Emerging Markets Min Vol Factor ............................................................................................ 727,015
MSCI Emerging Markets Small-Cap .............................................................................................. 100,220
MSCI Global Min Vol Factor .................................................................................................... 242,323

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares Core MSCI
Emerging Markets ETF, iShares MSCI BIC ETF and iShares MSCI Emerging Markets Min Vol Factor ETF (the “Funds”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Funds, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Funds; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Funds is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares Core MSCI Emerging Markets ETF, iShares MSCI BIC ETF and iShares MSCI Emerging Markets Min Vol Factor ETF (the “Funds”) are registered under the
Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the
EU Sustainable Finance Disclosure Regulation (“SFDR”).
Each Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, each Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability

Additional Information
(continued)

2026
iShares Annual Financial Statements and Additional Information
factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract

Board Review and Approval of Investment Advisory Contract
iShares Core MSCI Emerging Markets ETF, iShares MSCI Emerging Markets ex China ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Emerging Markets Equity Factor ETF, iShares ESG Aware MSCI EM ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI BIC ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets Asia ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed,

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December
31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May
11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Global Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed

Board Review and Approval of Investment Advisory Contract
(continued)

2026
iShares Annual Financial Statements and Additional Information
and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements

2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
CPO Certificate of Participation (Ordinary)
GDR Global Depositary Receipt
IPJSC International Public Joint Stock Company
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by STOXX Ltd. or MSCI, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI Austria ETF | EWO | NYSE Arca
iShares MSCI Belgium ETF | EWK | NYSE Arca
iShares MSCI Eurozone ETF | EZU | Cboe BZX Exchange
iShares MSCI France ETF | EWQ | NYSE Arca
iShares MSCI Germany ETF | EWG | NYSE Arca
iShares MSCI Italy ETF | EWI | NYSE Arca
iShares MSCI Netherlands ETF | EWN | NYSE Arca
iShares MSCI Spain ETF | EWP | NYSE Arca
iShares MSCI Sweden ETF | EWD | NYSE Arca
iShares MSCI Switzerland ETF | EWL | NYSE Arca

Page
2

iShares
®
MSCI Austria ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .0%
Frequentis AG ........................... 22,026 $ 1,949,248
a
Air Freight & Logistics  —  2 .4%
Oesterreichische Post AG
(a)
.................. 137,562 4,957,576
a
Banks  —  39 .4%
BAWAG Group AG
(b)
....................... 113,586 23,692,444
Erste Group Bank AG ...................... 333,627 46,892,373
Raiffeisen Bank International AG .............. 127,475 9,433,442
80,018,259
a
Chemicals  —  1 .8%
Lenzing AG
(a) (c)
.......................... 133,309 3,542,266
a
Commercial Services & Supplies  —  2 .9%
DO & CO AG ........................... 25,295 5,957,439
a
Construction & Engineering  —  2 .1%
Porr AG ............................... 98,183 4,244,616
a
Construction Materials  —  3 .6%
Wienerberger AG , Bearer ................... 319,303 7,262,006
a
Containers & Packaging  —  1 .9%
Mayr Melnhof Karton AG .................... 44,697 3,930,810
a
Electric Utilities  —  7 .1%
EVN AG ............................... 152,604 5,221,062
Verbund AG ............................ 133,498 9,199,115
14,420,177
a
Electronic Equipment, Instruments & Components  —  4 .5%
AT&S Austria Technologie & Systemtechnik AG
(c)
... 51,428 9,179,639
a
Insurance  —  7 .8%
UNIQA Insurance Group AG ................. 353,025 7,214,878
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 102,692 8,608,902
15,823,780
a
Security Shares Value
a
Machinery  —  6 .6%
ANDRITZ AG ........................... 95,879 $ 9,290,634
Palfinger AG ............................ 112,595 4,151,970
13,442,604
a
Metals & Mining  —  4 .5%
voestalpine AG .......................... 171,316 9,086,641
a
Oil, Gas & Consumable Fuels  —  9 .7%
OMV AG .............................. 245,040 19,575,127
a
Real Estate Management & Development  —  4 .0%
CA Immobilien Anlagen AG .................. 152,232 4,120,022
CPI Europe AG
(a) (c)
........................ 223,880 3,998,326
8,118,348
a
Total Long-Term Investments — 99.3%
(Cost: $ 162,118,399 ) ................................ 201,508,536
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 3,381,616 3,382,630
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 66,252 66,252
a
Total Short-Term Securities — 1.7%
(Cost: $ 3,448,816 ) .................................. 3,448,882
Total Investments — 101.0%
(Cost: $ 165,567,215 ) ................................ 204,957,418
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (2,091,429)
Net Assets — 100.0% ................................. $ 202,865,989
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,207,450 $ — $ (823,286)
(a)
$ (1,192) $ (342) $ 3,382,630 3,381,616 $ 63,914
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 39,043 27,209
(a)
— — — 66,252 66,252 2,423 —
$ — $ (1,192) $ (342)
$ 3,448,882
$ 66,337 $ —

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Austria ETF
4
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 18 09/18/26 $ 1,346 $ (24,339)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 24,339 $ — $ — $ — $ 24,339
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 359,946 $ — $ — $ — $ 359,946
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (41,606) $ — $ — $ — $ (41,606)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,623,042
a

iShares
®
MSCI Austria ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 4,120,022  $ 197,388,514  $ —  $ 201,508,536
Short-Term Securities
Money Market Funds ....................................... 3,448,882  —  —  3,448,882
$ 7,568,904  $ 197,388,514  $ —  $ 204,957,418
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (24,339) $ —  $ —  $ (24,339)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Belgium ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  9 .5%
KBC Ancora ............................ 28,847 $ 3,122,048
KBC Group N.V. ......................... 85,328 12,983,581
16,105,629
a
Beverages  —  20 .0%
Anheuser-Busch InBev SA/N.V. ............... 428,546 33,912,581
a
Biotechnology  —  17 .8%
Argenx SE
(a)
............................ 28,353 29,105,280
Lakefront Biotherapeutics N.V.
(a)
............... 39,390 1,124,579
30,229,859
a
Building Products  —  0 .8%
Recticel SA ............................. 86,861 1,325,800
a
Capital Markets  —  0 .8%
Gimv N.V.
(b)
............................. 26,526 1,351,205
a
Chemicals  —  6 .7%
Solvay SA , Class A ....................... 63,454 1,904,839
Syensqo SA ............................ 46,716 4,405,631
Tessenderlo Group SA
(a)
.................... 35,350 942,296
Umicore SA ............................ 150,151 4,126,806
11,379,572
a
Construction & Engineering  —  3 .7%
Ackermans & van Haaren N.V. ................ 14,845 4,714,928
Deme Group N.V. ........................ 7,514 1,524,705
6,239,633
a
Consumer Staples Distribution & Retail  —  0 .9%
Colruyt Group N.V.
(b)
....................... 33,940 1,528,465
a
Distributors  —  1 .9%
D'ieteren Group .......................... 15,185 3,150,588
a
Diversified Telecommunication Services  —  0 .8%
Proximus SADP .......................... 173,981 1,283,256
a
Electric Utilities  —  2 .5%
Elia Group SA/N.V. , Class B ................. 28,638 4,263,626
a
Electronic Equipment, Instruments & Components  —  0 .6%
Barco N.V. ............................. 106,112 965,702
a
Entertainment  —  0 .8%
Kinepolis Group N.V. ...................... 25,237 1,368,750
a
Financial Services  —  4 .5%
Groupe Bruxelles Lambert N.V. ............... 50,697 4,348,293
Sofina SA .............................. 11,182 3,205,244
7,553,537
a
Food Products  —  2 .5%
Lotus Bakeries N.V. ....................... 285 4,222,655
a
Health Care Providers & Services  —  1 .0%
Fagron ................................ 62,891 1,625,135
a
Health Care REITs  —  3 .3%
Aedifica SA ............................. 71,883 5,670,245
a
Security Shares Value
a
Industrial REITs  —  2 .8%
Montea N.V. ............................ 19,941 $ 1,494,267
Warehouses De Pauw CVA .................. 133,714 3,261,082
4,755,349
a
Insurance  —  4 .6%
Ageas SA/N.V. .......................... 88,893 7,793,239
a
Metals & Mining  —  0 .9%
Bekaert SA ............................. 33,301 1,510,541
a
Oil, Gas & Consumable Fuels  —  1 .4%
CMB Tech N.V.
(b)
......................... 128,492 2,347,967
a
Pharmaceuticals  —  6 .1%
Financiere de Tubize SA .................... 14,178 3,033,372
UCB SA ............................... 29,549 7,396,829
10,430,201
a
Real Estate Management & Development  —  0 .9%
VGP N.V. .............................. 15,740 1,462,145
a
Residential REITs  —  0 .8%
Xior Student Housing N.V. ................... 43,938 1,373,062
a
Retail REITs  —  1 .0%
Retail Estates N.V.
(b)
....................... 15,404 1,168,077
Vastned N.V. ............................ 14,951 501,784
1,669,861
a
Semiconductors & Semiconductor Equipment  —  0 .9%
Melexis N.V. ............................ 20,873 1,601,075
a
Specialized REITs  —  0 .6%
Shurgard Self Storage Ltd. .................. 41,759 1,107,843
a
Trading Companies & Distributors  —  1 .5%
Azelis Group N.V. ........................ 179,187 2,588,367
a
a
Total Long-Term Investments — 99.6%
(Cost: $ 158,374,909 ) ................................ 168,815,888
a
Short-Term Securities
Money Market Funds  —  1 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 2,436,698 2,437,430
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 59,278 59,278
a
Total Short-Term Securities — 1.4%
(Cost: $ 2,496,802 ) .................................. 2,496,708
Total Investments — 101.0%
(Cost: $ 160,871,711 ) ................................ 171,312,596
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (1,777,170)
Net Assets — 100.0% ................................. $ 169,535,426
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Belgium ETF
Schedule of Investments
(continued)
August 31, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 766,275  $ 1,671,288
(a)
$ —  $ 1  $ (134) $ 2,437,430  2,436,698  $ 7,906
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 10,000  49,278
(a)
—  —  —  59,278  59,278  1,523  —
$ —  $ 1  $ (134)
$ 2,496,708
$ 9,429  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro Euro STOXX 50 Index .............................................................. 100 09/18/26 $ 748 $ 15,002
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 15,002 $ — $ — $ — $ 15,002
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 101,468 $ — $ — $ — $ 101,468
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 11,724 $ — $ — $ — $ 11,724

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Belgium ETF
8
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 517,568
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 1,283,256  $ 167,532,632  $ —  $ 168,815,888
Short-Term Securities
Money Market Funds ........................................ 2,496,708  —  —  2,496,708
$ 3,779,964  $ 167,532,632  $ —  $ 171,312,596
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 15,002  $ —  $ —  $ 15,002
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Eurozone ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .1%
BAWAG Group AG
(a)
....................... 93,138 $ 19,427,279
Erste Group Bank AG ...................... 391,343 55,004,546
OMV AG .............................. 185,349 14,806,686
Raiffeisen Bank International AG .............. 167,242 12,376,291
Verbund AG ............................ 87,236 6,011,281
107,626,083
a
Belgium  —  3 .3%
Ageas SA/N.V. .......................... 187,785 16,463,089
Anheuser-Busch InBev SA/N.V. ............... 1,142,184 90,385,648
Argenx SE
(b)
............................ 79,519 81,628,850
D'ieteren Group .......................... 26,296 5,455,901
Elia Group SA/N.V. , Class B ................. 55,570 8,273,262
Financiere de Tubize SA .................... 25,460 5,447,148
Groupe Bruxelles Lambert N.V. ............... 92,197 7,907,757
KBC Group N.V. ......................... 291,982 44,428,229
Lotus Bakeries N.V. ....................... 531 7,867,472
Sofina SA .............................. 20,434 5,857,267
Syensqo SA ............................ 89,369 8,428,094
UCB SA ............................... 154,519 38,679,842
320,822,559
a
Finland  —  2 .5%
Elisa OYJ .............................. 179,400 7,317,764
Fortum OYJ ............................ 573,300 13,790,142
Kesko OYJ , Class B ....................... 344,045 8,965,941
Kone OYJ , Class B ....................... 403,222 24,663,182
Metso OYJ ............................. 815,204 16,842,429
Neste OYJ ............................. 537,745 20,085,945
Nokia OYJ ............................. 6,386,423 64,953,284
Orion OYJ , Class B ....................... 139,514 12,799,439
Sampo OYJ , Class A ...................... 3,036,842 34,223,608
Stora Enso OYJ , Class R ................... 709,384 8,326,033
UPM-Kymmene OYJ ...................... 670,787 18,727,507
Wartsila OYJ Abp ......................... 620,499 20,043,615
250,738,889
a
France  —  27 .8%
Abivax SA
(b) (c)
........................... 83,179 9,361,399
Accor SA .............................. 240,108 12,924,002
Aeroports de Paris SA ..................... 42,352 5,307,404
Air Liquide SA ........................... 790,867 155,582,749
Airbus SE .............................. 755,284 172,374,302
Alstom SA
(b)
............................ 436,501 8,292,733
Amundi SA
(a)
............................ 77,985 8,536,685
ArcelorMittal SA .......................... 541,792 40,371,609
AXA SA ............................... 1,993,194 99,521,803
Ayvens SA
(a)
............................ 435,021 5,748,236
BioMerieux ............................. 50,508 4,393,260
BNP Paribas SA ......................... 1,260,187 150,034,611
Bouygues SA ........................... 283,616 14,531,459
Bureau Veritas SA ........................ 403,831 12,780,034
Capgemini SE ........................... 194,392 24,180,700
Carrefour SA ............................ 741,411 13,470,668
Cie de Saint-Gobain SA .................... 566,070 51,305,626
Cie Generale des Etablissements Michelin SCA .... 786,594 31,918,383
Covivio SA ............................. 67,857 3,943,901
Credit Agricole SA ........................ 1,153,837 24,797,671
Danone SA ............................. 803,425 59,914,541
Dassault Aviation SA ...................... 21,513 7,092,151
Dassault Systemes SE
(c)
.................... 852,794 22,585,509
Eiffage SA ............................. 87,195 11,012,030
Engie SA .............................. 2,262,117 64,619,638
Security Shares Value
a
France (continued)
EssilorLuxottica SA ....................... 368,806 $ 68,442,135
Eurofins Scientific SE ...................... 145,228 12,222,958
Euronext N.V.
(a)
.......................... 98,848 18,713,574
Gecina SA ............................. 56,869 4,516,831
Getlink SE ............................. 311,507 6,816,220
Hermes International SCA ................... 43,610 79,780,300
Ipsen SA .............................. 42,197 7,991,721
Kering SA .............................. 90,679 26,720,618
Klepierre SA ............................ 282,580 12,290,258
Legrand SA ............................ 324,998 51,564,291
L'Oreal SA ............................. 304,514 135,586,809
LVMH Moet Hennessy Louis Vuitton SE .......... 315,104 165,200,230
Orange SA ............................. 2,366,776 42,350,307
Pernod Ricard SA ........................ 248,504 18,583,238
Publicis Groupe SA ....................... 290,923 34,127,021
Renault SA ............................. 236,773 8,161,014
Rexel SA .............................. 279,721 11,659,718
Safran SA .............................. 438,689 171,457,094
Sanofi SA .............................. 1,388,880 123,483,843
Sartorius Stedim Biotech .................... 36,828 8,378,135
Schneider Electric SE ...................... 698,674 239,142,426
Societe Generale SA ...................... 805,420 67,845,513
Sodexo SA ............................. 97,432 6,540,961
STMicroelectronics N.V. .................... 803,237 40,200,477
Thales SA .............................. 117,795 33,409,672
TotalEnergies SE ......................... 2,465,117 217,211,080
Unibail-Rodamco-Westfield
(b)
................. 137,697 15,574,840
Veolia Environnement SA ................... 755,010 28,540,479
Vinci SA ............................... 596,927 78,262,048
2,749,374,915
a
Germany  —  24 .7%
adidas AG ............................. 205,913 36,065,094
Allianz SE , Registered ..................... 483,538 252,172,434
BASF SE .............................. 1,106,094 67,908,587
Bayer AG , Registered ...................... 1,248,726 71,074,361
Bayerische Motoren Werke AG ............... 410,936 29,482,677
Beiersdorf AG
(c)
.......................... 114,439 10,477,489
Brenntag SE ............................ 151,174 11,001,133
Commerzbank AG ........................ 752,389 35,006,041
Continental AG .......................... 138,558 11,428,714
Daimler Truck Holding AG ................... 583,877 31,618,706
Delivery Hero SE , Class A
(a) (b)
................. 173,766 7,379,853
Deutsche Bank AG , Registered ............... 2,185,626 87,533,257
Deutsche Boerse AG ...................... 230,880 77,152,932
Deutsche Lufthansa AG , Registered ............ 756,343 6,852,302
Deutsche Telekom AG , Registered ............. 4,325,300 142,145,377
DHL AG ............................... 1,169,381 75,956,462
E.ON SE .............................. 2,853,698 58,927,579
Evonik Industries AG ...................... 325,774 7,186,960
Fresenius Medical Care AG .................. 240,035 10,983,590
Fresenius SE & Co. KGaA ................... 536,934 28,111,895
GEA Group AG .......................... 184,566 14,367,076
Hannover Rueck SE ....................... 76,643 22,902,698
Heidelberg Materials AG .................... 168,129 32,046,160
Henkel AG & Co. KGaA .................... 114,440 9,351,773
Hensoldt AG
(c)
........................... 78,036 7,778,867
HOCHTIEF AG .......................... 18,993 9,203,545
Infineon Technologies AG ................... 1,659,913 108,204,875
Knorr-Bremse AG ........................ 81,143 9,921,399
Mercedes-Benz Group AG ................... 856,740 46,885,764
Merck KGaA ............................ 164,276 26,442,055
MTU Aero Engines AG ..................... 68,522 27,939,630

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 161,388 $ 97,008,756
Nemetschek SE .......................... 73,404 5,971,480
QIAGEN N.V. ........................... 259,577 11,207,427
Rational AG ............................ 6,503 4,743,924
Rheinmetall AG .......................... 59,457 76,546,646
RWE AG .............................. 817,916 55,632,262
SAP SE ............................... 1,288,246 283,530,124
Siemens AG , Registered .................... 919,426 304,797,350
Siemens Energy AG ....................... 985,069 162,248,246
Siemens Healthineers AG
(a)
.................. 425,912 19,279,018
Symrise AG , Class A ...................... 167,245 17,870,798
Talanx AG .............................. 74,752 10,828,444
Vonovia SE ............................. 916,655 20,417,132
Zalando SE
(a) (b)
.......................... 254,468 7,240,396
2,450,831,288
a
Ireland  —  1 .2%
AIB Group PLC .......................... 2,604,678 33,141,650
Bank of Ireland Group PLC .................. 1,201,111 26,500,137
Kerry Group PLC , Class A ................... 201,997 19,694,255
Kingspan Group PLC ...................... 194,846 23,167,072
Ryanair Holdings PLC ..................... 529,180 14,267,274
116,770,388
a
Italy  —  9 .5%
Banca Mediolanum SpA .................... 257,870 7,200,569
Banca Monte dei Paschi di Siena SpA ........... 2,413,770 32,435,907
Banco BPM SpA ......................... 1,251,833 23,369,526
BPER Banca SpA ........................ 1,789,884 29,622,617
Buzzi SpA .............................. 97,186 4,629,347
Davide Campari-Milano N.V. ................. 760,682 5,134,647
Enel SpA .............................. 9,691,895 105,984,390
Eni SpA ............................... 2,309,260 63,124,636
Ferrari N.V. ............................. 154,056 65,222,943
FinecoBank Banca Fineco SpA ............... 777,754 21,410,106
Generali
(c)
.............................. 926,536 47,931,370
Intesa Sanpaolo SpA ...................... 17,980,468 141,653,524
Italgas SpA ............................. 767,515 7,832,777
Leonardo SpA ........................... 514,407 30,904,441
Moncler SpA ............................ 279,437 15,257,778
Poste Italiane SpA ........................ 575,379 18,562,782
Prysmian SpA ........................... 355,019 49,623,389
Recordati Industria Chimica e Farmaceutica SpA ... 106,325 6,488,122
Snam SpA ............................. 2,563,124 17,249,457
Stellantis N.V.
(b) (c)
......................... 2,578,048 14,247,552
Telecom Italia SpA
(b)
....................... 2,171,720 19,754,072
Tenaris SA ............................. 404,766 11,297,551
Terna - Rete Elettrica Nazionale ............... 1,788,384 20,225,348
UniCredit SpA ........................... 1,725,038 168,363,796
Unipol Assicurazioni SpA .................... 451,526 14,798,806
942,325,453
a
Netherlands  —  15 .7%
ABN AMRO Bank N.V., CVA ................. 784,757 38,053,011
Adyen N.V.
(a) (b)
........................... 34,231 41,462,763
Aegon Ltd. ............................. 1,548,992 14,271,407
AerCap Holdings N.V. ...................... 199,099 29,056,508
Akzo Nobel N.V. ......................... 195,665 13,999,171
ASM International N.V. ..................... 59,565 56,018,818
ASML Holding N.V. ....................... 493,362 836,757,868
ASR Nederland N.V. ....................... 199,348 16,799,026
BE Semiconductor Industries N.V. ............. 90,250 20,548,133
Coca-Cola Europacific Partners PLC ............ 252,503 27,275,374
CVC Capital Partners PLC
(a)
................. 279,377 4,698,161
Security Shares Value
a
Netherlands (continued)
DSM-Firmenich AG ....................... 210,987 $ 23,433,309
EXOR N.V. ............................. 114,592 9,740,803
Heineken Holding N.V. ..................... 152,739 12,113,904
Heineken N.V. ........................... 341,382 28,821,799
ING Groep N.V. .......................... 3,652,167 129,288,491
InPost SA
(b)
............................. 308,615 5,583,574
Koninklijke Ahold Delhaize N.V. ............... 1,120,649 39,896,775
Koninklijke KPN N.V. ...................... 4,864,963 23,356,667
Koninklijke Philips N.V. ..................... 999,450 26,611,702
Magnum Ice Cream Co. N.V. (The)
(b)
............ 617,812 12,684,857
NN Group N.V. .......................... 334,290 30,222,564
Prosus N.V. ............................ 1,528,549 68,091,032
Universal Music Group N.V. .................. 1,343,712 22,835,773
Wolters Kluwer N.V. ....................... 288,155 23,705,330
1,555,326,820
a
Portugal  —  0 .6%
Banco Comercial Portugues SA , Class R ......... 10,248,721 13,311,602
EDP Renewables SA ...................... 406,620 6,448,957
EDP SA ............................... 3,724,303 20,224,506
Galp Energia SGPS SA .................... 513,312 12,846,714
Jeronimo Martins SGPS SA .................. 357,190 7,458,575
60,290,354
a
Spain  —  11 .5%
Acciona SA ............................. 31,402 7,622,036
ACS Actividades de Construccion y Servicios SA ... 232,254 27,480,378
Aena SME SA
(a)
.......................... 953,300 29,220,889
Amadeus IT Group SA ..................... 534,842 36,243,345
Banco Bilbao Vizcaya Argentaria SA ............ 7,106,429 205,606,472
Banco de Sabadell SA ..................... 5,902,580 24,847,027
Banco Santander SA ...................... 18,139,567 265,450,753
Bankinter SA ............................ 802,318 15,487,954
CaixaBank SA ........................... 4,434,903 67,622,746
Cellnex Telecom SA
(a) (b)
..................... 607,426 18,629,354
Endesa SA ............................. 397,927 19,428,823
Ferrovial N.V. ........................... 602,754 35,255,711
Iberdrola SA ............................ 7,885,077 183,578,708
Indra Sistemas SA ........................ 123,497 8,778,580
Industria de Diseno Textil SA ................. 1,386,514 93,203,299
International Consolidated Airlines Group SA , Class DI 1,464,923 8,500,657
Mapfre SA ............................. 1,183,121 6,130,750
Naturgy Energy Group SA ................... 524,167 17,919,381
Redeia Corp. SA ......................... 392,304 6,953,301
Repsol SA ............................. 1,405,004 44,812,018
Telefonica SA ........................... 4,684,649 19,808,490
1,142,580,672
a
Sweden  —  0 .8%
Nordea Bank Abp ........................ 3,892,666 79,451,114
a
United States  —  0 .5%
Nebius Group N.V. , Class A
(b) (c)
................ 256,736 52,969,772
a
Total Common Stocks — 99.2%
(Cost: $ 7,800,052,047 ) ............................... 9,829,108,307
a
Preferred Stocks
Germany  —  0 .6%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(c)
.. 140,548 7,375,835
Henkel AG & Co. KGaA , Preference Shares , NVS ... 192,488 16,945,146
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 194,632 6,406,669
Sartorius AG , Preference Shares , NVS .......... 31,921 9,202,963

iShares
®
MSCI Eurozone ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Germany (continued)
Volkswagen AG , Preference Shares , NVS ........ 262,101 $ 23,472,400
a
Total Preferred Stocks — 0.6%
(Cost: $ 131,654,033 ) ................................ 63,403,013
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,931,706,080 ) ............................... 9,892,511,320
a
Short-Term Securities
Money Market Funds  —  1 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 151,704,467 151,749,978
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 3,895,971 3,895,971
a
Total Short-Term Securities — 1.6%
(Cost: $ 155,644,745 ) ................................ 155,645,949
Total Investments —  101.4%
(Cost: $ 8,087,350,825 ) ............................... 10,048,157,269
Liabilities in Excess of Other Assets — ( 1 .4 ) % ............... (138,342,327)
Net Assets — 100.0% ................................. $ 9,909,814,942
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 15,895,703 $ 135,867,028
(a)
$ — $ (13,408) $ 655 $ 151,749,978 151,704,467 $ 653,119
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 4,150,000 — (254,029)
(a)
— — 3,895,971 3,895,971 135,789 —
$ — $ (13,408) $ 655
$ 155,645,949
$ 788,908 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 253 09/18/26 $ 18,917 $ 201,745

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Eurozone ETF
12
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 201,745 $ — $ — $ — $ 201,745
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 6,065,388 $ — $ — $ — $ 6,065,388
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (23,953) $ — $ — $ — $ (23,953)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 24,566,262
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 199,381,513 $ 9,629,726,794 $ — $ 9,829,108,307
Preferred Stocks ........................................... — 63,403,013 — 63,403,013
Short-Term Securities
Money Market Funds ........................................ 155,645,949 — — 155,645,949
$ 355,027,462 $ 9,693,129,807 $ — $ 10,048,157,269
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 201,745 $ — $ — $ 201,745
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI France ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .9%
Airbus SE .............................. 92,620 $ 21,138,152
Dassault Aviation SA ...................... 2,604 858,456
Safran SA .............................. 53,796 21,025,615
Thales SA .............................. 14,428 4,092,149
47,114,372
a
Automobile Components  —  1 .2%
Cie Generale des Etablissements Michelin SCA .... 96,481 3,915,002
a
Automobiles  —  0 .3%
Renault SA ............................. 28,701 989,257
a
Banks  —  8 .8%
BNP Paribas SA ......................... 154,537 18,398,776
Credit Agricole SA ........................ 141,396 3,038,810
Societe Generale SA ...................... 98,625 8,307,795
29,745,381
a
Beverages  —  0 .7%
Pernod Ricard SA ........................ 30,530 2,283,047
a
Biotechnology  —  0 .3%
Abivax SA
(a)
............................ 10,200 1,147,961
a
Building Products  —  1 .9%
Cie de Saint-Gobain SA .................... 69,417 6,291,594
a
Capital Markets  —  1 .0%
Amundi SA
(b)
............................ 9,625 1,053,608
Euronext N.V.
(b)
.......................... 12,145 2,299,251
3,352,859
a
Chemicals  —  5 .6%
Air Liquide SA ........................... 96,984 19,079,108
a
Construction & Engineering  —  3 .8%
Bouygues SA ........................... 34,486 1,766,938
Eiffage SA ............................. 10,734 1,355,618
Vinci SA ............................... 73,201 9,597,254
12,719,810
a
Consumer Staples Distribution & Retail  —  0 .5%
Carrefour SA ............................ 92,069 1,672,798
a
Diversified REITs  —  0 .1%
Covivio SA ............................. 8,368 486,355
a
Diversified Telecommunication Services  —  1 .5%
Orange SA ............................. 290,230 5,193,280
a
Electrical Equipment  —  10 .5%
Legrand SA ............................ 39,855 6,323,408
Schneider Electric SE ...................... 85,678 29,325,901
35,649,309
a
Food Products  —  2 .2%
Danone SA ............................. 98,392 7,337,476
a
Ground Transportation  —  0 .2%
Ayvens SA
(b)
............................ 51,755 683,875
a
Security Shares Value
a
Health Care Equipment & Supplies  —  2 .6%
BioMerieux ............................. 5,981 $ 520,236
EssilorLuxottica SA ....................... 45,227 8,393,119
8,913,355
a
Hotels, Restaurants & Leisure  —  0 .7%
Accor SA .............................. 29,382 1,581,509
Sodexo SA ............................. 12,051 809,027
2,390,536
a
Insurance  —  3 .6%
AXA SA ............................... 244,425 12,204,340
a
IT Services  —  0 .9%
Capgemini SE ........................... 23,837 2,965,119
a
Life Sciences Tools & Services  —  0 .7%
Eurofins Scientific SE ...................... 17,146 1,443,074
Sartorius Stedim Biotech .................... 4,531 1,030,774
2,473,848
a
Machinery  —  0 .3%
Alstom SA
(a)
............................ 54,464 1,034,718
a
Media  —  1 .2%
Publicis Groupe SA ....................... 35,662 4,183,367
a
Metals & Mining  —  1 .5%
ArcelorMittal SA .......................... 66,509 4,955,915
a
Multi-Utilities  —  3 .4%
Engie SA .............................. 277,755 7,934,350
Veolia Environnement SA ................... 92,488 3,496,181
11,430,531
a
Office REITs  —  0 .2%
Gecina SA ............................. 6,834 542,792
a
Oil, Gas & Consumable Fuels  —  7 .9%
TotalEnergies SE ......................... 302,297 26,636,568
a
Personal Care Products  —  4 .9%
L'Oreal SA ............................. 37,343 16,627,210
a
Pharmaceuticals  —  4 .8%
Ipsen SA .............................. 5,217 988,052
Sanofi SA .............................. 170,282 15,139,591
16,127,643
a
Professional Services  —  0 .5%
Bureau Veritas SA ........................ 49,822 1,576,716
a
Retail REITs  —  1 .0%
Klepierre SA ............................ 34,653 1,507,164
Unibail-Rodamco-Westfield
(a)
................. 16,934 1,915,396
3,422,560
a
Semiconductors & Semiconductor Equipment  —  1 .5%
STMicroelectronics N.V. .................... 98,648 4,937,144
a
Software  —  0 .8%
Dassault Systemes SE ..................... 104,685 2,772,491
a
Textiles, Apparel & Luxury Goods  —  9 .9%
Hermes International SCA ................... 5,348 9,783,651
Kering SA .............................. 11,124 3,277,938

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI France ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE .......... 38,641 $ 20,258,398
33,319,987
a
Trading Companies & Distributors  —  0 .4%
Rexel SA .............................. 34,771 1,449,373
a
Transportation Infrastructure  —  0 .4%
Aeroports de Paris SA ..................... 4,998 626,332
Getlink SE ............................. 38,596 844,536
1,470,868
a
Total Long-Term Investments — 99.7%
(Cost: $ 341,651,957 ) ................................ 337,096,565
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 125,910 125,910
a
Total Short-Term Securities — 0.0%
(Cost: $ 125,910 ) ................................... 125,910
Total Investments — 99.7%
(Cost: $ 341,777,867 ) ................................ 337,222,475
Other Assets Less Liabilities — 0 .3% ..................... 1,164,148
Net Assets — 100.0% ................................. $ 338,386,623
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ — $ — $ —
(b)
$ — $ — $ — — $ 47
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 140,000 — (14,090)
(b)
— — 125,910 125,910 6,681 —
$ — $ — $ —
$ 125,910
$ 6,728 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ....................................................................... 13 09/18/26 $ 1,259 $ (38,703)

iShares
®
MSCI France ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 38,703 $ — $ — $ — $ 38,703
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 225,452 $ — $ — $ — $ 225,452
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (36,747) $ — $ — $ — $ (36,747)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,688,468
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 5,193,280  $ 331,903,285  $ —  $ 337,096,565
Short-Term Securities
Money Market Funds ....................................... 125,910  —  —  125,910
$ 5,319,190  $ 331,903,285  $ —  $ 337,222,475
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ —  $ (38,703) $ —  $ (38,703)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Germany ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .5%
Hensoldt AG
(a)
........................... 55,560 $ 5,538,390
MTU Aero Engines AG ..................... 49,395 20,140,656
Rheinmetall AG .......................... 42,861 55,180,480
80,859,526
a
Air Freight & Logistics  —  3 .0%
DHL AG ............................... 842,969 54,754,561
a
Automobile Components  —  0 .5%
Continental AG .......................... 100,793 8,313,734
a
Automobiles  —  3 .0%
Bayerische Motoren Werke AG ............... 296,231 21,253,146
Mercedes-Benz Group AG ................... 617,596 33,798,423
55,051,569
a
Banks  —  1 .4%
Commerzbank AG
(a)
....................... 542,373 25,234,728
a
Capital Markets  —  6 .5%
Deutsche Bank AG , Registered ............... 1,575,547 63,099,890
Deutsche Boerse AG ...................... 166,434 55,617,079
118,716,969
a
Chemicals  —  3 .7%
BASF SE .............................. 797,347 48,953,080
Evonik Industries AG ...................... 234,840 5,180,848
Symrise AG , Class A ...................... 121,666 13,000,499
67,134,427
a
Construction & Engineering  —  0 .4%
HOCHTIEF AG .......................... 13,529 6,555,824
a
Construction Materials  —  1 .3%
Heidelberg Materials AG .................... 121,199 23,101,087
a
Diversified Telecommunication Services  —  5 .6%
Deutsche Telekom AG , Registered ............. 3,110,597 102,225,738
a
Electrical Equipment  —  6 .5%
Siemens Energy AG ....................... 710,105 116,959,615
a
Health Care Equipment & Supplies  —  0 .8%
Siemens Healthineers AG
(b)
.................. 310,066 14,035,219
a
Health Care Providers & Services  —  1 .5%
Fresenius Medical Care AG .................. 166,103 7,600,589
Fresenius SE & Co. KGaA ................... 387,058 20,264,937
27,865,526
a
Hotels, Restaurants & Leisure  —  0 .3%
Delivery Hero SE , Class A
(b) (c)
................. 125,262 5,319,885
a
Household Products  —  0 .4%
Henkel AG & Co. KGaA .................... 83,315 6,808,310
a
Independent Power and Renewable Electricity Producers  —  2 .2%
RWE AG .............................. 589,609 40,103,485
a
Industrial Conglomerates  —  12 .1%
Siemens AG , Registered .................... 662,784 219,718,397
a
Insurance  —  15 .2%
Allianz SE , Registered ..................... 348,567 181,783,001
Hannover Rueck SE ....................... 55,250 16,509,976
Security Shares Value
a
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 116,339 $ 69,930,240
Talanx AG .............................. 54,420 7,883,186
276,106,403
a
Life Sciences Tools & Services  —  0 .5%
QIAGEN N.V. ........................... 188,820 8,152,441
a
Machinery  —  2 .4%
Daimler Truck Holding AG ................... 420,898 22,792,900
GEA Group AG .......................... 134,253 10,450,587
Knorr-Bremse AG ........................ 59,081 7,223,866
Rational AG ............................ 4,595 3,352,043
43,819,396
a
Multi-Utilities  —  2 .3%
E.ON SE .............................. 2,057,139 42,478,994
a
Passenger Airlines  —  0 .3%
Deutsche Lufthansa AG , Registered
(a)
........... 549,615 4,979,391
a
Personal Care Products  —  0 .4%
Beiersdorf AG
(a)
.......................... 82,842 7,584,618
a
Pharmaceuticals  —  3 .9%
Bayer AG , Registered ...................... 900,166 51,235,198
Merck KGaA
(a)
........................... 118,421 19,061,181
70,296,379
a
Real Estate Management & Development  —  0 .8%
Vonovia SE ............................. 660,787 14,718,051
a
Semiconductors & Semiconductor Equipment  —  4 .3%
Infineon Technologies AG ................... 1,196,577 78,001,356
a
Software  —  11 .5%
Nemetschek SE .......................... 52,933 4,306,146
SAP SE ............................... 928,655 204,387,723
208,693,869
a
Specialty Retail  —  0 .3%
Zalando SE
(b) (c)
.......................... 183,437 5,219,346
a
Textiles, Apparel & Luxury Goods  —  1 .4%
adidas AG ............................. 148,436 25,998,156
a
Trading Companies & Distributors  —  0 .4%
Brenntag SE ............................ 105,837 7,701,900
a
a
Total Common Stocks — 97.4%
(Cost: $ 1,894,369,222 ) ............................... 1,766,508,900
a
Preferred Stocks
Automobiles  —  1 .5%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 100,167 5,256,676
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 140,304 4,618,363
Volkswagen AG , Preference Shares , NVS ........ 188,940 16,920,482
26,795,521
a
Household Products  —  0 .7%
Henkel AG & Co. KGaA , Preference Shares , NVS ... 138,759 12,215,263
a

iShares
®
MSCI Germany ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Life Sciences Tools & Services  —  0 .3%
Sartorius AG , Preference Shares , NVS .......... 23,156 $ 6,675,976
a
a
Total Preferred Stocks — 2.5%
(Cost: $ 80,342,613 ) ................................. 45,686,760
Total Long-Term Investments — 99.9%
(Cost: $ 1,974,711,835 ) ............................... 1,812,195,660
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 35,661,405 35,672,103
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 916,751 916,751
a
Total Short-Term Securities — 2.0%
(Cost: $ 36,587,491 ) ................................. 36,588,854
Total Investments — 101.9%
(Cost: $ 2,011,299,326 ) ............................... 1,848,784,514
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (33,627,563)
Net Assets — 100.0% ................................. $ 1,815,156,951
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 2,727,254  $ 32,945,856
(a)
$ —  $ (2,305) $ 1,298  $ 35,672,103  35,661,405  $ 126,096
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,000,000  —  (83,249)
(a)
—  —  916,751  916,751  27,623  —
$ —  $ (2,305) $ 1,298
$ 36,588,854
$ 153,719  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DAX Index .......................................................................... 4 09/18/26 $ 3,058 $ 83,360

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Germany ETF
18
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 83,360 $ — $ — $ — $ 83,360
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 418,416 $ — $ — $ — $ 418,416
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 44,266 $ — $ — $ — $ 44,266
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 6,255,112
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ —  $ 1,766,508,900  $ —  $ 1,766,508,900
Preferred Stocks ........................................... —  45,686,760  —  45,686,760
Short-Term Securities
Money Market Funds ........................................ 36,588,854  —  —  36,588,854
$ 36,588,854  $ 1,812,195,660  $ —  $ 1,848,784,514
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 83,360  $ —  $ —  $ 83,360
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Italy ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .6%
Leonardo SpA ........................... 680,859 $ 40,904,512
a
Automobiles  —  6 .3%
Ferrari N.V. ............................. 120,724 51,111,119
Stellantis N.V.
(a) (b)
......................... 3,685,271 20,366,607
71,477,726
a
Banks  —  45 .1%
Banca Monte dei Paschi di Siena SpA ........... 3,212,772 43,172,785
Banco BPM SpA ......................... 1,726,862 32,237,484
BPER Banca SpA ........................ 2,413,199 39,938,493
FinecoBank Banca Fineco SpA ............... 1,092,390 30,071,444
Intesa Sanpaolo SpA ...................... 21,136,340 166,516,080
UniCredit SpA ........................... 2,033,187 198,439,154
510,375,440
a
Beverages  —  0 .9%
Davide Campari-Milano N.V. ................. 1,540,632 10,399,354
a
Construction Materials  —  0 .9%
Buzzi SpA .............................. 206,399 9,831,587
a
Diversified Telecommunication Services  —  2 .5%
Telecom Italia SpA
(a)
....................... 3,094,457 28,147,333
a
Electric Utilities  —  13 .5%
Enel SpA .............................. 11,322,603 123,816,774
Terna - Rete Elettrica Nazionale ............... 2,522,687 28,529,792
152,346,566
a
Electrical Equipment  —  4 .4%
Prysmian SpA ........................... 354,065 49,490,042
a
Energy Equipment & Services  —  1 .6%
Tenaris SA ............................. 656,002 18,309,878
a
Financial Services  —  3 .5%
Banca Mediolanum SpA .................... 469,662 13,114,491
Poste Italiane SpA ........................ 835,736 26,962,377
40,076,868
a
Security Shares Value
a
Gas Utilities  —  3 .4%
Italgas SpA ............................. 1,322,587 $ 13,497,494
Snam SpA ............................. 3,671,298 24,707,309
38,204,803
a
Insurance  —  6 .6%
Generali
(b)
.............................. 1,020,818 52,808,746
Unipol Assicurazioni SpA .................... 679,666 22,276,115
75,084,861
a
Oil, Gas & Consumable Fuels  —  4 .4%
Eni SpA ............................... 1,828,771 49,990,258
a
Pharmaceuticals  —  1 .1%
Recordati Industria Chimica e Farmaceutica SpA ... 198,747 12,127,860
a
Textiles, Apparel & Luxury Goods  —  2 .0%
Moncler SpA ............................ 410,046 22,389,271
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,001,025,685 ) ............................... 1,129,156,359
a
Short-Term Securities
Money Market Funds  —  1 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 12,844,245 12,848,098
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 768,796 768,796
a
Total Short-Term Securities — 1.2%
(Cost: $ 13,618,108 ) ................................. 13,616,894
Total Investments — 101.0%
(Cost: $ 1,014,643,793 ) ............................... 1,142,773,253
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (11,073,428)
Net Assets — 100.0% ................................. $ 1,131,699,825
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 12,844,382
(a)
$ —  $ 4,930  $ (1,214) $ 12,848,098  12,844,245  $ 210,824
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 347,098  421,698
(a)
—  —  —  768,796  768,796  17,150  —
$ —  $ 4,930  $ (1,214)
$ 13,616,894
$ 227,974  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Italy ETF
20
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE/MIB Index ...................................................................... 7 09/18/26 $ 2,142 $ 8,691
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 8,691 $ — $ — $ — $ 8,691
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 895,110 $ — $ — $ — $ 895,110
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (5,018) $ — $ — $ — $ (5,018)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,674,001
a

iShares
®
MSCI Italy ETF
Schedule of Investments
(continued)
August 31, 2026
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 13,497,494  $ 1,115,658,865  $ —  $ 1,129,156,359
Short-Term Securities
Money Market Funds ........................................ 13,616,894  —  —  13,616,894
$ 27,114,388  $ 1,115,658,865  $ —  $ 1,142,773,253
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 8,691  $ —  $ —  $ 8,691
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Netherlands ETF
(Percentages shown are based on Net Assets)
22
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .1%
Ferrari Group PLC ........................ 51,362 $ 474,890
InPost SA
(a)
............................. 342,908 6,204,015
6,678,905
a
Banks  —  11 .9%
ABN AMRO Bank N.V., CVA ................. 376,526 18,257,815
ING Groep N.V. .......................... 1,584,029 56,075,398
74,333,213
a
Beverages  —  6 .0%
Coca-Cola Europacific Partners PLC ............ 131,695 14,225,694
Heineken Holding N.V. ..................... 107,874 8,555,610
Heineken N.V. ........................... 174,440 14,727,416
37,508,720
a
Biotechnology  —  0 .2%
Pharming Group N.V.
(a) (b)
.................... 1,326,273 1,522,126
a
Broadline Retail  —  5 .1%
Prosus N.V. ............................ 713,538 31,785,398
a
Capital Markets  —  2 .6%
Allfunds Group PLC ....................... 507,224 5,222,709
CVC Capital Partners PLC
(c)
................. 330,669 5,560,716
Flow Traders Ltd.
(a)
........................ 64,186 2,181,268
Van Lanschot Kempen N.V. .................. 46,371 3,586,978
16,551,671
a
Chemicals  —  4 .1%
Akzo Nobel N.V. ......................... 129,847 9,290,115
Corbion N.V. ............................ 109,152 2,561,537
DSM-Firmenich AG ....................... 118,785 13,192,877
OCI N.V.
(a)
............................. 118,816 561,636
25,606,165
a
Construction & Engineering  —  1 .9%
Fugro N.V. ............................. 200,678 2,086,877
Koninklijke BAM Groep N.V. ................. 413,722 5,586,469
Koninklijke Heijmans N.V. ................... 43,766 4,501,104
12,174,450
a
Consumer Staples Distribution & Retail  —  3 .3%
Acomo N.V. ............................ 42,971 1,206,015
Koninklijke Ahold Delhaize N.V. ............... 523,952 18,653,472
Sligro Food Group N.V.
(b)
.................... 39,390 482,740
20,342,227
a
Diversified Telecommunication Services  —  2 .0%
Koninklijke KPN N.V. ...................... 2,653,128 12,737,656
a
Electrical Equipment  —  1 .3%
Signify N.V.
(c)
............................ 223,954 4,006,207
TKH Group N.V. ......................... 69,189 4,158,382
8,164,589
a
Energy Equipment & Services  —  1 .0%
SBM Offshore N.V. ........................ 158,460 6,482,376
a
Entertainment  —  2 .0%
Universal Music Group N.V. .................. 730,515 12,414,769
a
Security Shares Value
a
Financial Services  —  4 .3%
Adyen N.V.
(a) (c)
........................... 15,935 $ 19,301,485
EXOR N.V. ............................. 91,616 7,787,747
27,089,232
a
Food Products  —  1 .4%
Magnum Ice Cream Co. N.V. (The)
(a)
............ 439,754 9,028,987
a
Health Care Equipment & Supplies  —  2 .2%
Koninklijke Philips N.V. ..................... 516,714 13,758,206
a
Hotels, Restaurants & Leisure  —  0 .6%
Basic-Fit N.V.
(a) (c)
......................... 95,847 3,731,465
a
Insurance  —  5 .6%
Aegon Ltd. ............................. 1,006,968 9,277,550
ASR Nederland N.V. ....................... 123,988 10,448,450
NN Group N.V. .......................... 168,586 15,241,560
34,967,560
a
Machinery  —  1 .0%
Aalberts N.V. ............................ 127,858 6,516,368
a
Media  —  0 .3%
Havas N.V. ............................. 83,633 1,779,226
a
Metals & Mining  —  0 .4%
AMG Critical Materials N.V. .................. 63,649 2,408,270
a
Oil, Gas & Consumable Fuels  —  0 .9%
Koninklijke Vopak N.V. ..................... 99,330 5,545,551
a
Pharmaceuticals  —  0 .3%
Pharvaris N.V.
(a)
.......................... 45,820 1,585,830
a
Professional Services  —  4 .0%
Arcadis N.V. ............................ 110,150 5,708,621
Randstad N.V. ........................... 136,336 6,407,529
Wolters Kluwer N.V. ....................... 155,760 12,813,736
24,929,886
a
Retail REITs  —  0 .6%
Eurocommercial Properties N.V. ............... 83,212 2,616,318
Wereldhave N.V. ......................... 65,908 1,424,975
4,041,293
a
Semiconductors & Semiconductor Equipment  —  27 .7%
ASM International N.V. ..................... 26,862 25,262,780
ASML Holding N.V. ....................... 80,795 137,030,927
BE Semiconductor Industries N.V. ............. 49,754 11,327,998
173,621,705
a
Software  —  4 .3%
Nebius Group N.V. , Class A
(a) (b)
................ 129,163 26,648,910
TomTom N.V.
(a) (b)
......................... 105,043 505,804
27,154,714
a
Trading Companies & Distributors  —  3 .7%
AerCap Holdings N.V. ...................... 107,241 15,650,752
IMCD N.V. ............................. 63,063 7,336,386
22,987,138
a
Total Long-Term Investments — 99.8%
(Cost: $ 636,434,728 ) ................................ 625,447,696

iShares
®
MSCI Netherlands ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
23
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 29,893,182 $ 29,902,150
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 247,664 247,664
a
Total Short-Term Securities — 4.8%
(Cost: $ 30,148,383 ) ................................. 30,149,814
Security Shares Value
a
Total Investments — 104 .6%
(Cost: $ 666,583,111 ) ................................ $ 655,597,510
Liabilities in Excess of Other Assets — ( 4 .6 ) % ............... (29,034,355)
Net Assets — 100.0% ................................. $ 626,563,155
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,084,759  $ 27,817,531
(a)
$ —  $ (1,337) $ 1,197  $ 29,902,150  29,893,182  $ 57,825
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 93,449  154,215
(a)
—  —  —  247,664  247,664  11,180  —
$ —  $ (1,337) $ 1,197
$ 30,149,814
$ 69,005  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index ................................................................. 15 09/18/26 $ 1,122 $ (6,624)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 6,624 $ — $ — $ — $ 6,624
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Netherlands ETF
24
2026
iShares Annual Financial Statements and Additional Information
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 172,440 $ — $ — $ — $ 172,440
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (7,946) $ — $ — $ — $ (7,946)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,317,070
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 77,239,548  $ 548,208,148  $ —  $ 625,447,696
Short-Term Securities
Money Market Funds ....................................... 30,149,814  —  —  30,149,814
$ 107,389,362  $ 548,208,148  $ —  $ 655,597,510
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ............................................ $ (6,624) $ —  $ —  $ (6,624)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Spain ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  43 .7%
Banco Bilbao Vizcaya Argentaria SA ........... 10,913,001 $ 315,739,963
Banco de Sabadell SA .................... 18,901,271 79,565,274
Banco Santander SA ..................... 29,615,373 433,385,376
Bankinter SA ........................... 2,748,622 53,059,423
CaixaBank SA .......................... 6,840,970 104,310,101
986,060,137
a
Construction & Engineering  —  7 .3%
ACS Actividades de Construccion y Servicios SA .. 639,050 75,612,630
Ferrovial N.V. .......................... 1,538,321 89,978,001
165,590,631
a
Diversified Telecommunication Services  —  5 .3%
Cellnex Telecom SA
(a) (b)
.................... 1,924,898 59,035,350
Telefonica SA .......................... 14,447,494 61,089,538
120,124,888
a
Electric Utilities  —  18 .1%
Acciona SA ............................ 159,366 38,682,039
Endesa SA ............................ 1,404,012 68,551,016
Iberdrola SA ........................... 11,769,259 274,009,419
Redeia Corp. SA ........................ 1,579,190 27,989,985
409,232,459
a
Gas Utilities  —  3 .0%
Naturgy Energy Group SA .................. 1,998,998 68,338,539
a
Hotels, Restaurants & Leisure  —  4 .2%
Amadeus IT Group SA .................... 1,393,786 94,449,327
a
Insurance  —  1 .6%
Mapfre SA ............................ 6,729,327 34,870,334
a
IT Services  —  1 .8%
Indra Sistemas SA ....................... 555,486 39,485,802
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  4 .5%
Repsol SA ............................ 3,169,657 $ 101,094,891
a
Passenger Airlines  —  1 .7%
International Consolidated Airlines Group SA , Class
DI ................................ 6,754,436 39,194,647
a
Specialty Retail  —  4 .4%
Industria de Diseno Textil SA ................ 1,490,740 100,209,508
a
Transportation Infrastructure  —  3 .6%
Aena SME SA
(a)
......................... 2,606,831 79,905,508
a
a
Total Long-Term Investments — 99.2%
(Cost: $ 1,572,168,447 ) .............................. 2,238,556,671
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
........................... 2,246,743 2,246,743
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,246,743 ) ................................. 2,246,743
Total Investments — 99.3%
(Cost: $ 1,574,415,190 ) .............................. 2,240,803,414
Other Assets Less Liabilities — 0 .7% .................... 16,880,227
Net Assets — 100.0% ................................ $ 2,257,683,641
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ — $ (4,408)
(b)
$ 4,408 $ — $ — — $ 20,896
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 430,000 1,816,743
(b)
— — — 2,246,743 2,246,743 41,166 —
$ — $ 4,408 $ —
$ 2,246,743
$ 62,062 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Spain ETF
26
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Derivatives
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
IBEX 35 Index ....................................................................... 26 09/18/26 $ 6,032 $ (12,704)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Redeia Corp. SA .................... BNP Paribas USD 10,111,161 08/16/27 0.26% 1D ESTR Monthly $ 35,255
Redeia Corp. SA .................... Merrill Lynch International 2,467,890 02/15/28 0.45% 1D ESTR Monthly 39,296
Total long positions of equity swaps 74,551
Net dividends and financing fees (3,336)
Total equity swap contracts including dividends and financing fees $ 71,215
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.
Description
Swap Premiums
Paid
Swap Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................ $ — $ — $ 74,551 $ (3,336)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid .. $ — $ — $ 74,551 $ — $ — $ — $ 74,551
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 12,704 $ — $ — $ — $ 12,704
Swaps - OTC
Unrealized depreciation on OTC swaps; Swap premiums received — — 3,336 — — — 3,336
$ — $ — $ 16,040 $ — $ — $ — $ 16,040
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Spain ETF
Schedule of Investments
(continued)
August 31, 2026
27
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 2,057,508 $ — $ — $ — $ 2,057,508
Swaps ......................................... — — (707,105) — — — (707,105)
$ — $ — $ 1,350,403 $ — $ — $ — $ 1,350,403
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (14,666) $ — $ — $ — $ (14,666)
Swaps ......................................... — — 33,307 — — — 33,307
$ —
$ — $ 18,641 $ — $ — $ — $ 18,641
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 7,445,889
Equity Swaps:
Average notional value - long ............................................................................................ $ 7,135,895
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ —  $ 47,153
Swaps — OTC
(a)
............................................................................... 74,551  3,336
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 74,551  $ 50,489
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  (47,153)
Total derivative assets and liabilities subject to an MNA ....................................................... $ 74,551  $ 3,336
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)
BNP Paribas ........................................ $ 35,255 $ — $ — $ — $ 35,255
Merrill Lynch International ............................... 39,296 — — (39,296) —
$ 74,551 $ — $ — $ (39,296) $ 35,255
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Spain ETF
28
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ — $ 2,238,556,671 $ — $ 2,238,556,671
Short-Term Securities
Money Market Funds ............................................ 2,246,743 — — 2,246,743
$ 2,246,743 $ 2,238,556,671 $ — $ 2,240,803,414
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ — $ 74,551 $ — $ 74,551
Liabilities
Equity Contracts ................................................. — (16,040) — (16,040)
$ — $ 58,511 $ — $ 58,511
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI Sweden ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Saab AB , Class B ........................ 307,353 $ 20,311,065
a
Banks  —  11 .1%
Skandinaviska Enskilda Banken AB , Class A ...... 1,390,366 32,464,334
Svenska Handelsbanken AB , Class A ........... 1,342,314 20,686,148
Swedbank AB , Class A ..................... 789,967 30,947,155
84,097,637
a
Biotechnology  —  1 .1%
Swedish Orphan Biovitrum AB
(a)
............... 182,227 8,546,063
a
Building Products  —  5 .3%
Assa Abloy AB , Class B .................... 903,090 33,606,183
Nibe Industrier AB , Class B .................. 1,412,686 6,283,446
39,889,629
a
Capital Markets  —  2 .1%
EQT AB ............................... 455,375 15,770,158
a
Commercial Services & Supplies  —  1 .3%
Securitas AB , Class B ...................... 456,525 7,231,929
Verisure PLC
(a)
.......................... 244,237 2,521,808
9,753,737
a
Communications Equipment  —  3 .4%
Telefonaktiebolaget LM Ericsson , Class B ........ 2,545,389 25,779,284
a
Construction & Engineering  —  1 .2%
Skanska AB , Class B ...................... 315,033 8,938,068
a
Diversified Telecommunication Services  —  1 .4%
Telia Co. AB ............................ 2,237,114 10,172,107
a
Electronic Equipment, Instruments & Components  —  2 .7%
Hexagon AB , Class B ...................... 1,991,071 20,745,122
a
Entertainment  —  10 .2%
Spotify Technology SA
(a)
.................... 141,949 77,166,315
a
Financial Services  —  12 .0%
Industrivarden AB , Class A .................. 108,902 6,163,811
Industrivarden AB , Class C .................. 151,266 8,476,333
Investor AB , Class B ....................... 1,673,208 71,987,395
L E Lundbergforetagen AB , Class B ............ 70,967 4,350,373
90,977,912
a
Hotels, Restaurants & Leisure  —  1 .4%
Evolution AB
(a) (b)
.......................... 123,417 10,697,943
a
Household Products  —  2 .2%
Essity AB , Class B ........................ 555,580 16,231,431
a
Industrial Conglomerates  —  0 .9%
Lifco AB , Class B ......................... 216,436 7,146,706
a
Machinery  —  31 .7%
Alfa Laval AB ........................... 276,539 16,553,609
Atlas Copco AB , Class A .................... 2,431,111 52,176,329
Atlas Copco AB , Class B .................... 1,435,207 26,669,971
Epiroc AB , Class A ........................ 607,129 16,729,349
Epiroc AB , Class B ........................ 361,292 8,460,967
Indutrade AB ............................ 254,527 6,685,447
Sandvik AB ............................. 997,447 39,964,746
SKF AB , Class B ......................... 322,274 9,322,285
Trelleborg AB , Class B ..................... 188,045 8,814,549
Security Shares Value
a
Machinery (continued)
Volvo AB , Class B ........................ 1,499,472 $ 54,086,261
239,463,513
a
Metals & Mining  —  2 .1%
Boliden AB ............................. 271,484 15,970,416
a
Paper & Forest Products  —  0 .9%
Svenska Cellulosa AB SCA , Class B ............ 565,306 6,729,225
a
Specialty Retail  —  1 .1%
H & M Hennes & Mauritz AB , Class B ........... 456,792 8,344,872
a
Trading Companies & Distributors  —  1 .9%
AddTech AB , Class B ...................... 245,446 8,644,762
Beijer Ref AB , Class B ..................... 404,213 5,839,031
14,483,793
a
Wireless Telecommunication Services  —  2 .3%
Millicom International Cellular SA .............. 87,492 8,203,250
Tele2 AB , Class B ........................ 506,166 8,966,478
17,169,728
a
Total Long-Term Investments — 99.0%
(Cost: $ 705,120,630 ) ................................ 748,384,724
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 1,414,477 1,414,902
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 400,034 400,034
a
Total Short-Term Securities — 0.3%
(Cost: $ 1,815,056 ) .................................. 1,814,936
Total Investments — 99.3%
(Cost: $ 706,935,686 ) ................................ 750,199,660
Other Assets Less Liabilities — 0 .7% ..................... 5,542,422
Net Assets — 100.0% ................................. $ 755,742,082
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Sweden ETF
30
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 1,415,264
(a)
$ — $ (242) $ (120) $ 1,414,902 1,414,477 $ 2,115
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 220,000 180,034
(a)
— — — 400,034 400,034 27,860 —
$ — $ (242) $ (120)
$ 1,814,936
$ 29,975 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
OMX Stockholm 30 Index ................................................................ 243 09/18/26 $ 8,394 $ 125,437
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
SEK 8,520,441 USD 902,280 Standard Chartered Bank 09/18/26 $ (11,869)
USD 1,650,701 EUR 1,423,257 Standard Chartered Bank 09/18/26 (3,518)
(15,387)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 125,437 $ — $ — $ — $ 125,437
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 15,387 $ — $ — $ 15,387
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI Sweden ETF
Schedule of Investments
(continued)
August 31, 2026
31
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 3,084,956 $ — $ — $ — $ 3,084,956
Forward foreign currency exchange contracts .............. — — — 763,853 — — 763,853
$ — $ — $ 3,084,956 $ 763,853 $ — $ — $ 3,848,809
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (13,274) $ — $ — $ — $ (13,274)
Forward foreign currency exchange contracts .............. — — — (4,078) — — (4,078)
$ —
$ — $ (13,274) $ (4,078) $ — $ — $ (17,352)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 11,219,945
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 885,492
Average amounts sold — in USD ......................................................................................... $ 2,025,924
a
Assets Liabilities
Derivative Financial Instruments:
Futures contracts ............................................................................... $ —  $ 36,535
Forward foreign currency exchange contracts ............................................................ —  15,387
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ —  $ 51,922
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  (36,535)
Total derivative assets and liabilities subject to an MNA ....................................................... $ —  $ 15,387
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(c) (d)
Standard Chartered Bank ............................... $ 15,387 $ — $ — $ — $ 15,387
(a)
The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Sweden ETF
32
2026
iShares Annual Financial Statements and Additional Information
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 85,369,565  $ 663,015,159  $ —  $ 748,384,724
Short-Term Securities
Money Market Funds ....................................... 1,814,936  —  —  1,814,936
$ 87,184,501  $ 663,015,159  $ —  $ 750,199,660
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ —  $ 125,437  $ —  $ 125,437
Liabilities
Foreign Currency Exchange Contracts ............................. —  (15,387) —  (15,387)
$ —  $ 110,050  $ —  $ 110,050
(a)
Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

iShares
®
MSCI Switzerland ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
33
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  0 .6%
Banque Cantonale Vaudoise , Registered ......... 83,964 $ 13,464,680
a
Building Products  —  2 .3%
Belimo Holding AG , Registered ............... 18,919 19,994,369
Geberit AG , Registered ..................... 48,980 34,507,972
54,502,341
a
Capital Markets  —  9 .3%
Julius Baer Group Ltd. ..................... 323,622 30,050,128
Partners Group Holding AG .................. 32,080 29,050,505
UBS Group AG , Registered .................. 3,025,634 165,672,978
224,773,611
a
Chemicals  —  5 .0%
EMS-Chemie Holding AG , Registered ........... 16,793 16,401,270
Givaudan SA , Registered ................... 12,786 51,845,966
Sika AG , Registered ....................... 217,513 51,593,098
119,840,334
a
Construction Materials  —  2 .4%
Holcim AG
(a)
............................ 674,149 59,118,138
a
Diversified Telecommunication Services  —  1 .2%
Swisscom AG , Registered ................... 38,356 29,686,924
a
Electric Utilities  —  0 .4%
BKW AG .............................. 63,599 9,840,264
a
Electrical Equipment  —  4 .4%
ABB Ltd. , Registered ...................... 1,092,549 106,988,409
a
Food Products  —  13 .1%
Barry Callebaut AG , Registered ............... 8,853 12,190,323
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 1,703 18,427,518
Chocoladefabriken Lindt & Spruengli AG , Registered . 175 19,527,432
Nestle SA , Registered ..................... 2,747,334 267,245,323
317,390,596
a
Health Care Equipment & Supplies  —  4 .0%
Alcon AG .............................. 688,628 49,858,789
Sonova Holding AG , Registered ............... 85,485 24,516,997
Straumann Holding AG , Registered ............. 195,388 22,667,694
97,043,480
a
Insurance  —  10 .6%
Helvetia Baloise Holding AG ................. 127,359 33,732,920
Swiss Life Holding AG , Registered ............. 39,006 44,248,970
Swiss Re AG ............................ 392,613 68,087,810
Zurich Insurance Group AG .................. 149,657 109,516,794
255,586,494
a
Life Sciences Tools & Services  —  2 .7%
Lonza Group AG , Registered ................. 93,358 66,531,985
a
Machinery  —  2 .8%
Schindler Holding AG , Participation Certificates , NVS 68,127 22,142,170
Schindler Holding AG , Registered .............. 45,910 14,579,454
VAT Group AG
(b)
......................... 42,092 31,261,036
67,982,660
a
Marine Transportation  —  1 .0%
Kuehne + Nagel International AG , Registered ...... 89,107 23,753,187
a
Security Shares Value
a
Pharmaceuticals  —  30 .3%
Galderma Group AG
(a)
..................... 254,146 $ 52,697,703
Novartis AG , Registered .................... 1,962,630 298,518,634
Roche Holding AG , NVS .................... 756,887 329,942,844
Roche Holding AG , Bearer .................. 7,938 3,534,621
Sandoz Group AG ........................ 573,048 48,123,795
732,817,597
a
Professional Services  —  1 .2%
SGS SA , Registered ....................... 257,593 29,524,532
a
Real Estate Management & Development  —  0 .9%
Swiss Prime Site AG , Registered .............. 136,659 21,114,163
a
Specialty Retail  —  0 .6%
Avolta AG
(a)
............................. 241,397 13,600,282
a
Technology Hardware, Storage & Peripherals  —  1 .0%
Logitech International SA , Registered ........... 237,652 23,344,622
a
Textiles, Apparel & Luxury Goods  —  5 .2%
Cie Financiere Richemont SA , Class A, Registered .. 473,546 112,702,826
Swatch Group AG (The) , Bearer ............... 61,012 14,119,732
126,822,558
a
Total Long-Term Investments — 99.0%
(Cost: $ 2,074,187,313 ) ............................... 2,393,726,857
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 806,803 806,803
a
Total Short-Term Securities — 0.0%
(Cost: $ 806,803 ) ................................... 806,803
Total Investments — 99.0%
(Cost: $ 2,074,994,116 ) ............................... 2,394,533,660
Other Assets Less Liabilities — 1 .0% ..................... 24,428,524
Net Assets — 100.0% ................................. $ 2,418,962,184
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Switzerland ETF
34
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ 29,411  $ —  $ (30,638)
(b)
$ 1,230  $ (3) $ —  —  $ 24,740
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 620,000  186,803
(b)
—  —  —  806,803  806,803  31,310  —
$ —  $ 1,230  $ (3)
$ 806,803
$ 56,050  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 347 09/18/26 $ 25,945 $ 383,337
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 383,337 $ — $ — $ — $ 383,337
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 4,933,109 $ — $ — $ — $ 4,933,109
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (152,048) $ — $ — $ — $ (152,048)

iShares
®
MSCI Switzerland ETF
Schedule of Investments
(continued)
August 31, 2026
35
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 27,609,238
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 19,527,432  $ 2,374,199,425  $ —  $ 2,393,726,857
Short-Term Securities
Money Market Funds ........................................ 806,803  —  —  806,803
$ 20,334,235  $ 2,374,199,425  $ —  $ 2,394,533,660
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 383,337  $ —  $ —  $ 383,337
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

36
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Belgium ETF
iShares
MSCI Eurozone ETF
iShares
MSCI France ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 201,508,536  $ 168,815,888  $ 9,892,511,320  $ 337,096,565
Investments, at value — affiliated
(c)
........................................ 3,448,882  2,496,708  155,645,949  125,910
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 145,194  60,401  1,355,528  121,963
Foreign currency, at value
(e)
............................................. 169,837  245,060  12,740,720  515,367
Receivables:
Investments sold .................................................. 7,096,852  6,174,166  79,956,328  2,320,676
Securities lending income — affiliated .................................... 3,801  587  52,190  21
Dividends — unaffiliated ............................................. —  —  1,453,641  8,078
Dividends — affiliated ............................................... 331  141  7,922  315
Tax reclaims ..................................................... 1,685,792  527,231  2,976,049  965,295
Foreign withholding tax claims ......................................... —  —  1,823,870  —
Total assets .......................................................
214,059,225  178,320,182  10,148,523,517  341,154,190
LIABILITIES
Collateral on securities loaned ........................................... 3,383,745  2,437,600  151,762,418  —
Payables:
Investments purchased .............................................. 7,162,116  6,272,711  82,743,067  2,608,720
Capital shares redeemed ............................................. 545,893  —  —  —
Investment advisory fees ............................................. 79,720  65,920  3,934,549  134,085
Professional fees .................................................. —  —  77,524  9,500
Variation margin on futures contracts ..................................... 21,762  8,525  191,017  15,262
Total liabilities ......................................................
11,193,236  8,784,756  238,708,575  2,767,567
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 202,865,989  $ 169,535,426  $ 9,909,814,942  $ 338,386,623
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 212,665,216  $ 183,783,219  $ 9,295,065,241  $ 458,498,104
Accumulated earnings (loss) ............................................ (9,799,227) (14,247,793) 614,749,701  (120,111,481)
NET ASSETS ......................................................
$ 202,865,989  $ 169,535,426  $ 9,909,814,942  $ 338,386,623
NET ASSET VALUE
Shares outstanding .................................................. 4,600,000  6,160,000  140,600,000  7,400,000
Net asset value ..................................................... $ 44.10  $ 27.52  $ 70.48  $ 45.73
Shares authorized ................................................... 100 million 136.2 million 1.5 billion 340.2 million
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ 3,194,395  $ 2,296,649  $ 145,214,541  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 162,118,399  $ 158,374,909  $ 7,931,706,080  $ 341,651,957
(c)
Investments, at cost — affiliated ........................................ $ 3,448,816  $ 2,496,802  $ 155,644,745  $ 125,910
(d)
Foreign currency collateral pledged, at cost ................................ $ 143,541  $ 59,761  $ 1,334,137  $ 120,343
(e)
  Foreign currency, at cost ............................................. $ 169,361  $ 241,710  $ 12,454,318  $ 517,238

37
Statements of Assets and Liabilities
(continued)
August 31, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
MSCI Germany ETF
iShares
MSCI Italy ETF
iShares
MSCI Netherlands
ETF
iShares
MSCI Spain ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,812,195,660  $ 1,129,156,359  $ 625,447,696  $ 2,238,556,671
Investments, at value — affiliated
(c)
........................................ 36,588,854  13,616,894  30,149,814  2,246,743
Cash pledged:
Collateral — OTC derivatives .......................................... —  —  —  194,000
Futures contracts .................................................. —  —  79,527  —
Foreign currency collateral pledged:
(d)
Futures contracts .................................................. 172,142  227,664  78,443  669,052
Foreign currency, at value
(e)
............................................. 1,385,836  1,816,721  737,179  11,731,005
Receivables:
Investments sold .................................................. 21,197,971  40,325,083  22,836,121  56,201,933
Securities lending income — affiliated .................................... 14,698  742  16,925  —
Dividends — unaffiliated ............................................. —  —  505,355  —
Dividends — affiliated ............................................... 1,580  1,609  1,346  5,664
Tax reclaims ..................................................... 618,628  —  45,915  285,941
Variation margin on futures contracts ..................................... —  372  —  —
Unrealized appreciation on:
OTC swaps ...................................................... —  —  —  74,551
Total assets .......................................................
1,872,175,369  1,185,145,444  679,898,321  2,309,965,560
LIABILITIES
Collateral on securities loaned ........................................... 35,673,041  12,846,521  29,894,094  —
Payables:
Investments purchased .............................................. 20,638,071  40,157,015  23,132,802  51,342,447
Investment advisory fees ............................................. 682,301  442,083  283,425  888,983
Variation margin on futures contracts ..................................... 25,005  —  24,845  47,153
Unrealized depreciation on:
OTC swaps ...................................................... —  —  —  3,336
Total liabilities ......................................................
57,018,418  53,445,619  53,335,166  52,281,919
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,815,156,951  $ 1,131,699,825  $ 626,563,155  $ 2,257,683,641
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,492,151,373  $ 1,267,595,432  $ 700,616,549  $ 2,020,866,717
Accumulated earnings (loss) ............................................ (676,994,422) (135,895,607) (74,053,394) 236,816,924
NET ASSETS ......................................................
$ 1,815,156,951  $ 1,131,699,825  $ 626,563,155  $ 2,257,683,641
NET ASSET VALUE
Shares outstanding .................................................. 41,100,000  18,150,000  9,150,000  36,300,000
Net asset value ..................................................... $ 44.16  $ 62.35  $ 68.48  $ 62.20
Shares authorized ................................................... 482.2 million 295.4 million 255 million 300 million
Par value ......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ........................................... $ 33,543,228  $ 12,410,914  $ 28,675,382  $ —
(b)
Investments, at cost — unaffiliated ...................................... $ 1,974,711,835  $ 1,001,025,685  $ 636,434,728  $ 1,572,168,447
(c)
Investments, at cost — affiliated ........................................ $ 36,587,491  $ 13,618,108  $ 30,148,383  $ 2,246,743
(d)
Foreign currency collateral pledged, at cost ................................ $ 169,358  $ 223,962  $ 78,443  $ 659,047
(e)
  Foreign currency, at cost ............................................. $ 1,367,348  $ 1,804,094  $ 735,919  $ 11,747,617

38
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(continued)
August 31, 2026
See notes to financial statements.
iShares
MSCI Sweden ETF
iShares
MSCI Switzerland
ETF
ASSETS
Investments, at value — unaffiliated
(a)
..................................................................... $ 748,384,724  $ 2,393,726,857
Investments, at value — affiliated
(b)
....................................................................... 1,814,936  806,803
Foreign currency collateral pledged:
(c)
Futures contracts ................................................................................. 697,144  2,101,243
Foreign currency, at value
(d)
............................................................................ 890,379  4,009,694
Receivables:
Investments sold ................................................................................. 13,945,747  46,373,183
Securities lending income — affiliated ................................................................... 2,111  —
Dividends — unaffiliated ............................................................................ 76,965  —
Dividends — affiliated .............................................................................. 1,450  10,293
Tax reclaims .................................................................................... 1,081,029  23,087,651
Foreign withholding tax claims ........................................................................ 4,889,603  —
Total assets ......................................................................................
771,784,088  2,470,115,724
LIABILITIES
Collateral on securities loaned .......................................................................... 1,421,680  —
Payables:
Investments purchased ............................................................................. 13,724,998  49,920,947
Investment advisory fees ............................................................................ 275,950  932,642
Professional fees ................................................................................. 567,456  —
Variation margin on futures contracts .................................................................... 36,535  299,951
Unrealized depreciation on:
Forward foreign currency exchange contracts .............................................................. 15,387  —
Total liabilities .....................................................................................
16,042,006  51,153,540
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 755,742,082  $ 2,418,962,184
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 818,223,738  $ 2,251,950,783
Accumulated earnings (loss) ........................................................................... (62,481,656) 167,011,401
NET ASSETS .....................................................................................
$ 755,742,082  $ 2,418,962,184
NET ASSET VALUE
Shares outstanding ................................................................................. 14,175,000  38,500,000
Net asset value .................................................................................... $ 53.32  $ 62.83
Shares authorized .................................................................................. 100 million 318.625 million
Par value ........................................................................................ $                    0.001 $                    0.001
(a)
Investments, at cost — unaffiliated ..................................................................... $ 705,120,630  $ 2,074,187,313
(b)
Investments, at cost — affiliated ....................................................................... $ 1,815,056  $ 806,803
(c)
Foreign currency collateral pledged, at cost ............................................................... $ 701,542  $ 2,086,306
(d)
  Foreign currency, at cost ............................................................................ $ 898,282  $ 4,001,494

39
Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Austria ETF
iShares
MSCI Belgium ETF
iShares
MSCI Eurozone ETF
iShares
MSCI France ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 3,867,404  $ 2,541,635  $ 276,321,079  $ 12,887,700
Dividends — affiliated .............................................. 2,423  1,523  135,789  6,681
Interest — unaffiliated .............................................. 1,749  475  25,331  407
Securities lending income — affiliated — net ............................... 63,914  7,906  653,119  47
Foreign taxes withheld ............................................. (503,783) (373,709) (24,218,050) (122,647)
Foreign withholding tax claims ........................................ —  —  819,293  —
Total investment income ..............................................
3,431,707  2,177,830  253,736,561  12,772,188
EXPENSES
Investment advisory ............................................... 637,164  355,115  43,851,858  1,856,657
Commitment costs ................................................ 1,136  677  —  3,656
Professional .................................................... —  —  82,666  —
Interest expense ................................................. 26  15  1,040  5
Total expenses .................................................... 638,326  355,807  43,935,564  1,860,318
Net investment income ...............................................
2,793,381  1,822,023  209,800,997  10,911,870
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 3,669,835  (3,030,897) (111,354,701) (7,588,285)
Investments — affiliated ........................................... (1,192) 1  (13,408) —
Foreign currency transactions ....................................... (2,728) (8,053) 339,448  (8,005)
Futures contracts ............................................... 359,946  101,468  6,065,388  225,452
In-kind redemptions — unaffiliated
(a)
................................... 11,726,403  6,697,495  353,917,794  42,514,805
15,752,264  3,760,014  248,954,521  35,143,967
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 30,717,890  11,622,032  1,212,821,475  (4,902,575)
Investments — affiliated ........................................... (342) (134) 655  —
Foreign currency translations ....................................... (4,977) 2,804  (13,854) (10,541)
Futures contracts ............................................... (41,606) 11,724  (23,953) (36,747)
30,670,965  11,636,426  1,212,784,323  (4,949,863)
Net realized and unrealized gain ........................................
46,423,229  15,396,440  1,461,738,844  30,194,104
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 49,216,610  $ 17,218,463  $ 1,671,539,841  $ 41,105,974
(a)
See Note 2 of the Notes to Financial Statements.

40
2026
iShares Annual Financial Statements and Additional Information
Statements of Operations
(continued)
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Germany ETF
iShares
MSCI Italy ETF
iShares
MSCI Netherlands
ETF
iShares
MSCI Spain ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 38,956,828  $ 29,705,714  $ 11,149,246  $ 71,052,940
Dividends — affiliated .............................................. 27,623  17,150  11,180  41,166
Interest — unaffiliated .............................................. 5,919  453  261  5,607
Securities lending income — affiliated — net ............................... 126,096  210,824  57,825  20,896
Foreign taxes withheld ............................................. (5,147,129) (4,338,460) (1,532,321) (8,893,161)
Total investment income ..............................................
33,969,337  25,595,681  9,686,191  62,227,448
EXPENSES
Investment advisory ............................................... 8,275,699  3,525,243  2,003,330  8,450,114
Commitment costs ................................................ 15,825  6,618  3,721  16,043
Professional .................................................... —  —  —  20
Interest expense ................................................. 32  5  9  841
Total expenses .................................................... 8,291,556  3,531,866  2,007,060  8,467,018
Net investment income ...............................................
25,677,781  22,063,815  7,679,131  53,760,430
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (30,633,738) 1,915,421  (11,369,294) 3,890,974
Investments — affiliated ........................................... (2,305) 4,930  (1,337) 4,408
Foreign currency transactions ....................................... (58,323) 46,432  58,195  320,914
Futures contracts ............................................... 418,416  895,110  172,440  2,057,508
In-kind redemptions — unaffiliated
(a)
................................... 251,159,298  110,178,297  121,559,582  164,569,367
Swaps   ...................................................... —  —  —  (707,105)
220,883,348  113,040,190  110,419,586  170,136,066
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (159,104,859) 33,174,299  2,780,624  293,138,403
Investments — affiliated ........................................... 1,298  (1,214) 1,197  —
Foreign currency translations ....................................... 33,072  13,773  268  (9,420)
Futures contracts ............................................... 44,266  (5,018) (7,946) (14,666)
Swaps   ...................................................... —  —  —  33,307
(159,026,223) 33,181,840  2,774,143  293,147,624
Net realized and unrealized gain ........................................
61,857,125  146,222,030  113,193,729  463,283,690
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 87,534,906  $ 168,285,845  $ 120,872,860  $ 517,044,120
(a)
See Note 2 of the Notes to Financial Statements.

41
Statements of Operations
(continued)
Year Ended August 31, 2026
Statements of Operations
See notes to financial statements.
iShares
MSCI Sweden ETF
iShares
MSCI Switzerland
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 8,010,128  $ 45,318,184
Dividends — affiliated .............................................................................. 27,860  31,310
Interest — unaffiliated .............................................................................. 1,114  27,727
Securities lending income — affiliated — net ............................................................... 2,115  24,740
Foreign taxes withheld ............................................................................. (13,159) (7,799,826)
Foreign withholding tax claims ........................................................................ 1,594,521  —
Total investment income ..............................................................................
9,622,579  37,602,135
EXPENSES
Investment advisory ............................................................................... 1,721,469  8,013,327
Professional .................................................................................... 842,834  —
Commitment costs ................................................................................ 2,794  14,654
Interest expense ................................................................................. 381  9,653
Total expenses .................................................................................... 2,567,478  8,037,634
Net investment income ...............................................................................
7,055,101  29,564,501
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (7,410,449) (4,851,610)
Investments — affiliated ........................................................................... (242) 1,230
Forward foreign currency exchange contracts ............................................................ 763,853  —
Foreign currency transactions ....................................................................... (8,192) 983,945
Futures contracts ............................................................................... 3,084,956  4,933,109
In-kind redemptions — unaffiliated
(a)
................................................................... 24,457,802  43,632,799
20,887,728  44,699,473
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 40,256,152  149,450,842
Investments — affiliated ........................................................................... (120) (3)
Forward foreign currency exchange contracts ............................................................ (4,078) —
Foreign currency translations ....................................................................... 57,795  (1,385,101)
Futures contracts ............................................................................... (13,274) (152,048)
40,296,475  147,913,690
Net realized and unrealized gain ........................................................................
61,184,203  192,613,163
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 68,239,304  $ 222,177,664
(a)
See Note 2 of the Notes to Financial Statements.

42
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
.
iShares
MSCI Austria ETF
iShares
MSCI Belgium ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,793,381  $ 3,322,275  $ 1,822,023  $ 479,207
Net realized gain ............................................. 15,752,264  9,790,208  3,760,014  159,643
Net change in unrealized appreciation (depreciation) ..................... 30,670,965  8,691,060  11,636,426  3,384,605
Net increase in net assets resulting from operations ........................
49,216,610  21,803,543  17,218,463  4,023,455
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,774,756) (4,701,200) (2,065,351) (518,220)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ..............
48,914,878  26,238,693  117,305,044  17,463,699
NET ASSETS
Total increase in net assets ........................................ 95,356,732  43,341,036  132,458,156  20,968,934
Beginning of year ...............................................
107,509,257  64,168,221  37,077,270  16,108,336
End of year ...................................................
$ 202,865,989  $ 107,509,257  $ 169,535,426  $ 37,077,270
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

43
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Eurozone ETF
iShares
MSCI France ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 209,800,997  $ 204,952,516  $ 10,911,870  $ 11,281,916
Net realized gain ............................................. 248,954,521  721,131,600  35,143,967  15,464,940
Net change in unrealized appreciation (depreciation) ..................... 1,212,784,323  488,350,600  (4,949,863) (4,674,148)
Net increase in net assets resulting from operations ........................
1,671,539,841  1,414,434,716  41,105,974  22,072,708
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(250,310,479) (208,470,395) (10,786,419) (13,075,296)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
612,257,843  (1,223,226,445) (75,622,841) (295,220,938)
NET ASSETS
Total increase (decrease) in net assets ................................ 2,033,487,205  (17,262,124) (45,303,286) (286,223,526)
Beginning of year ...............................................
7,876,327,737  7,893,589,861  383,689,909  669,913,435
End of year ...................................................
$ 9,909,814,942  $ 7,876,327,737  $ 338,386,623  $ 383,689,909
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

44
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Germany ETF
iShares
MSCI Italy ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 25,677,781  $ 41,111,871  $ 22,063,815  $ 15,571,547
Net realized gain ............................................. 220,883,348  142,667,791  113,040,190  82,535,955
Net change in unrealized appreciation (depreciation) ..................... (159,026,223) 203,688,491  33,181,840  42,698,171
Net increase in net assets resulting from operations ........................
87,534,906  387,468,153  168,285,845  140,805,673
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(29,188,493) (45,446,108) (21,715,245) (14,782,535)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(753,307,329) 1,237,419,657  281,233,043  107,548,426
NET ASSETS
Total increase (decrease) in net assets ................................ (694,960,916) 1,579,441,702  427,803,643  233,571,564
Beginning of year ...............................................
2,510,117,867  930,676,165  703,896,182  470,324,618
End of year ...................................................
$ 1,815,156,951  $ 2,510,117,867  $ 1,131,699,825  $ 703,896,182
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

45
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Netherlands ETF
iShares
MSCI Spain ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 7,679,131  $ 6,144,911  $ 53,760,430  $ 37,496,919
Net realized gain ............................................. 110,419,586  6,790,593  170,136,066  83,611,829
Net change in unrealized appreciation (depreciation) ..................... 2,774,143  3,301,448  293,147,624  286,436,264
Net increase in net assets resulting from operations ........................
120,872,860  16,236,952  517,044,120  407,545,012
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(16,148,823) (6,071,307) (52,116,049) (36,408,251)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
269,992,596  (53,006,138) 432,845,245  (59,950,346)
NET ASSETS
Total increase (decrease) in net assets ................................ 374,716,633  (42,840,493) 897,773,316  311,186,415
Beginning of year ...............................................
251,846,522  294,687,015  1,359,910,325  1,048,723,910
End of year ...................................................
$ 626,563,155  $ 251,846,522  $ 2,257,683,641  $ 1,359,910,325
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

46
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Sweden ETF
iShares
MSCI Switzerland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 7,055,101  $ 8,699,994  $ 29,564,501  $ 22,421,516
Net realized gain (loss) ......................................... 20,887,728  (31,761) 44,699,473  57,258,291
Net change in unrealized appreciation (depreciation) ..................... 40,296,475  27,749,041  147,913,690  (11,662,297)
Net increase in net assets resulting from operations ........................
68,239,304  36,417,274  222,177,664  68,017,510
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(10,592,869) (8,184,726) (33,667,489) (24,431,240)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
378,045,183  (15,234,838) 909,516,196  (33,593,171)
NET ASSETS
Total increase in net assets ........................................ 435,691,618  12,997,710  1,098,026,371  9,993,099
Beginning of year ...............................................
320,050,464  307,052,754  1,320,935,813  1,310,942,714
End of year ...................................................
$ 755,742,082  $ 320,050,464  $ 2,418,962,184  $ 1,320,935,813
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

47
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Austria ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 30.72  $ 23.33  $ 20.24  $ 17.36  $ 25.28
Net investment income
(a)
................................ 0 .78  1 .18  1 .16  0 .91  0 .97
Net realized and unrealized gain (loss)
(b)
......................
13.44  7 .63  3 .54  2 .96  ( 8 .01 )
Net increase (decrease) from investment operations ...............
14.22  8 .81  4 .70  3 .87  ( 7 .04 )
Distributions from net investment income
(c)
...................... ( 0 .84 ) ( 1 .42 ) ( 1 .61 ) ( 0 .99 ) ( 0 .88 )
Net asset value, end of year ..............................
$ 44.10  $ 30.72  $ 23.33  $ 20.24  $ 17.36
Total Return
(d)
Based on net asset value .................................
46.42% 39.27% 24.05% 22.61% (28.58) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .49% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
2 .11% 4 .62% 5 .41% 4 .68% 4 .32%
Supplemental Data
Net assets, end of year (000) ...............................
$ 202,866  $ 107,509  $ 64,168  $ 53,649  $ 62,502
Portfolio turnover rate
(f)
...................................
22% 24% 22% 21% 19%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

48
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Belgium ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 23.17  $ 20.14  $ 18.16  $ 15.93  $ 22.28
Net investment income
(a)
................................ 0 .63  0 .50  0 .38  0 .41  0 .44
Net realized and unrealized gain (loss)
(b)
......................
4 .21  3 .02  2 .03  2 .15  ( 5 .80 )
Net increase (decrease) from investment operations ...............
4 .84  3 .52  2 .41  2 .56  ( 5 .36 )
Distributions
(c)
From net investment income ............................. ( 0 .49 ) ( 0 .49 ) ( 0 .43 ) ( 0 .15 ) ( 0 .99 )
Return of capital ......................................
—  —  —  ( 0 .18 ) —
Total distributions ......................................
( 0 .49 ) ( 0 .49 ) ( 0 .43 ) ( 0 .33 ) ( 0 .99 )
Net asset value, end of year ..............................
$ 27.52  $ 23.17  $ 20.14  $ 18.16  $ 15.93
Total Return
(d)
Based on net asset value .................................
21.03% 17.89% 13.43% 16.16% (24.77) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .49% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
2 .44% 2 .38% 2 .07% 2 .28% 2 .22%
Supplemental Data
Net assets, end of year (000) ...............................
$ 169,535  $ 37,077  $ 16,108  $ 20,343  $ 17,845
Portfolio turnover rate
(f)
...................................
15% 17% 18% 12% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

49
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Eurozone ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .....................
$ 59.85  $ 51.36  $ 44.76  $ 35.23  $ 50.86
Net investment income
(a)
........................... 1 .51
(b)
1 .42  1 .28
(b)
1 .25
(b)
1 .06
(b)
Net realized and unrealized gain (loss)
(c)
.................
10.96  8 .61  6 .71  9 .32  (15.04)
Net increase (decrease) from investment operations ..........
12.47  10.03  7 .99  10.57  (13.98)
Distributions from net investment income
(d)
................. ( 1 .84 ) ( 1 .54 ) ( 1 .39 ) ( 1 .04 ) ( 1 .65 )
Net asset value, end of year .........................
$ 70.48  $ 59.85  $ 51.36  $ 44.76  $ 35.23
Total Return
(e)
Based on net asset value ............................
21.02%
(b)
19.78% 18.02%
(b)
30.09%
(b)
(27.98) %
(b)
Ratios to Average Net Assets
(f)
Total expenses ...................................
0 .48% 0 .50% 0 .51% 0 .51% 0 .53%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .48% 0 .49% 0 .50% 0 .50% 0 .50%
Net investment income ..............................
2 .30%
(b)
2 .66% 2 .70%
(b)
2 .96%
(b)
2 .39%
(b)
Supplemental Data
Net assets, end of year (000) ..........................
$ 9,909,815  $ 7,876,328  $ 7,893,590  $ 7,775,037  $ 4,787,972
Portfolio turnover rate
(g)
..............................
4% 4% 4% 3% 6%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2024, August 31, 2023 and August 31, 2022, respectively:
• Net investment income per share by $0.01, $0.04, $0.02 and $0.10.
• Total return by 0.01%, 0.08%, 0.05% and 0.22%.
• Ratio of net investment income to average net assets by 0.01%, 0.08%, 0.05% and 0.22%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

50
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI France ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 42.63  $ 39.88  $ 37.57  $ 29.48  $ 38.85
Net investment income
(a)
............................ 1 .27  0 .91  0 .90
(b)
1 .01
(b)
1 .27
(b)
Net realized and unrealized gain (loss)
(c)
..................
3 .15  3 .07  2 .58  8 .02  ( 8 .65 )
Net increase (decrease) from investment operations ...........
4 .42  3 .98  3 .48  9 .03  ( 7 .38 )
Distributions from net investment income
(d)
.................. ( 1 .32 ) ( 1 .23 ) ( 1 .17 ) ( 0 .94 ) ( 1 .99 )
Net asset value, end of year ..........................
$ 45.73  $ 42.63  $ 39.88  $ 37.57  $ 29.48
Total Return
(e)
Based on net asset value .............................
10.38% 10.15% 9 .30%
(b)
30.82%
(b)
(19.71) %
(b)
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .48% 0 .51% 0 .50% 0 .53% 0 .76%
Total expenses excluding professional fees for foreign withholding tax claims ........................................
N/A  N/A  0 .50% 0 .50% 0 .50%
Net investment income ...............................
2 .83% 2 .31% 2 .34%
(b)
2 .88%
(b)
3 .62%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 338,387  $ 383,690  $ 669,913  $ 939,353  $ 790,162
Portfolio turnover rate
(g)
...............................
4% 4% 4% 3% 9%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2024, August
31, 2023 and August 31, 2022, respectively:
• Net investment income per share by $0.01, $0.07 and $0.58.
• Total return by 0.07%, 0.27% and 1.24%.
• Ratio of net investment income to average net assets by 0.01%, 0.21% and 1.66%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

51
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Germany ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 41.84  $ 32.66  $ 27.88  $ 21.83  $ 34.94
Net investment income
(a)
................................ 0 .63  0 .95  0 .58  0 .81  0 .59
Net realized and unrealized gain (loss)
(b)
......................
2 .52  8 .91  4 .96  6 .01  (12.63)
Net increase (decrease) from investment operations ...............
3 .15  9 .86  5 .54  6 .82  (12.04)
Distributions from net investment income
(c)
...................... ( 0 .83 ) ( 0 .68 ) ( 0 .76 ) ( 0 .77 ) ( 1 .07 )
Net asset value, end of year ..............................
$ 44.16  $ 41.84  $ 32.66  $ 27.88  $ 21.83
Total Return
(d)
Based on net asset value .................................
7 .67% 30.23% 20.01% 31.27% (35.02) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .49% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
1 .50% 2 .48% 1 .98% 3 .05% 1 .98%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,815,157  $ 2,510,118  $ 930,676  $ 1,555,839  $ 1,205,118
Portfolio turnover rate
(f)
...................................
4% 2% 3% 6% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

52
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Italy ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 51.01  $ 38.95  $ 32.07  $ 23.12  $ 32.89
Net investment income
(a)
................................ 1 .69  1 .43  1 .40  1 .19  1 .08
Net realized and unrealized gain (loss)
(b)
......................
11.53  12.01  6 .81  8 .91  ( 9 .58 )
Net increase (decrease) from investment operations ...............
13.22  13.44  8 .21  10.10  ( 8 .50 )
Distributions from net investment income
(c)
...................... ( 1 .88 ) ( 1 .38 ) ( 1 .33 ) ( 1 .15 ) ( 1 .27 )
Net asset value, end of year ..............................
$ 62.35  $ 51.01  $ 38.95  $ 32.07  $ 23.12
Total Return
(d)
Based on net asset value .................................
26.30% 35.27% 26.02% 44.24% (26.50) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .01% 3 .37% 4 .00% 4 .10% 3 .56%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,131,700  $ 703,896  $ 470,325  $ 346,409  $ 194,248
Portfolio turnover rate
(f)
...................................
17% 13% 18% 24% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

53
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Netherlands ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 53.02  $ 50.81  $ 41.18  $ 34.26  $ 52.87
Net investment income
(a)
................................ 1 .15  1 .15  0 .82  0 .72  0 .84
Net realized and unrealized gain (loss)
(b)
......................
17.15  2 .17  9 .72  6 .91  (18.78)
Net increase (decrease) from investment operations ...............
18.30  3 .32  10.54  7 .63  (17.94)
Distributions from net investment income
(c)
...................... ( 2 .84 ) ( 1 .11 ) ( 0 .91 ) ( 0 .71 ) ( 0 .67 )
Net asset value, end of year ..............................
$ 68.48  $ 53.02  $ 50.81  $ 41.18  $ 34.26
Total Return
(d)
Based on net asset value .................................
35.41% 6 .66% 25.72% 22.27% (34.09) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
1 .84% 2 .34% 1 .79% 1 .84% 1 .94%
Supplemental Data
Net assets, end of year (000) ...............................
$ 626,563  $ 251,847  $ 294,687  $ 249,117  $ 306,659
Portfolio turnover rate
(f)
...................................
19% 12% 13% 11% 10%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

54
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Spain ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 47.72  $ 33.78  $ 28.42  $ 21.79  $ 28.08
Net investment income
(a)
................................ 1 .69  1 .36  1 .12  0 .94  0 .75
Net realized and unrealized gain (loss)
(b)
......................
14.45  13.88  5 .25  6 .41  ( 6 .23 )
Net increase (decrease) from investment operations ...............
16.14  15.24  6 .37  7 .35  ( 5 .48 )
Distributions from net investment income
(c)
...................... ( 1 .66 ) ( 1 .30 ) ( 1 .01 ) ( 0 .72 ) ( 0 .81 )
Net asset value, end of year ..............................
$ 62.20  $ 47.72  $ 33.78  $ 28.42  $ 21.79
Total Return
(d)
Based on net asset value .................................
34.27% 46.55% 22.72% 34.16% (19.89) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
3 .06% 3 .59% 3 .65% 3 .59% 2 .90%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,257,684  $ 1,359,910  $ 1,048,724  $ 712,043  $ 415,056
Portfolio turnover rate
(f)
...................................
12% 29% 15% 16% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

55
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Sweden ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .....................
$ 46.38  $ 42.21  $ 33.32  $ 30.10  $ 47.87
Net investment income
(a)
........................... 0 .99
(b)
1 .09
(b)
0 .84
(b)
0 .79
(b)
1 .46
Net realized and unrealized gain (loss)
(c)
.................
7 .75  4 .09  9 .66  2 .63  (16.83)
Net increase (decrease) from investment operations ..........
8 .74  5 .18  10.50  3 .42  (15.37)
Distributions from net investment income
(d)
................. ( 1 .80 ) ( 1 .01 ) ( 1 .61 ) ( 0 .20 ) ( 2 .40 )
Net asset value, end of year .........................
$ 53.32  $ 46.38  $ 42.21  $ 33.32  $ 30.10
Total Return
(e)
Based on net asset value ............................
19.12%
(b)
12.37%
(b)
31.89%
(b)
11.35%
(b)
(33.28) %
Ratios to Average Net Assets
(f)
Total expenses ...................................
0 .72% 0 .51% 0 .54% 0 .54% 0 .54%
Total expenses excluding professional fees for foreign withholding tax claims .......................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ..............................
1 .97%
(b)
2 .56%
(b)
2 .23%
(b)
2 .37%
(b)
3 .67%
Supplemental Data
Net assets, end of year (000) ..........................
$ 755,742  $ 320,050  $ 307,053  $ 314,889  $ 408,555
Portfolio turnover rate
(g)
..............................
11% 20% 16% 13% 18%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025, August 31, 2024 and August 31, 2023, respectively:
• Net investment income per share by $0.11, $0.05, $0.13 and $0.11.
• Total return by 0.12%, 0.14%, 0.46% and 0.36%.
• Ratio of net investment income to average net assets by 0.21%, 0.11%, 0.34% and 0.32%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

56
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Switzerland ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 55.33  $ 52.97  $ 46.10  $ 40.66  $ 50.74
Net investment income
(a)
................................ 1 .07  0 .95  0 .89  0 .87  0 .76
Net realized and unrealized gain (loss)
(b)
......................
7 .52  2 .43  7 .00  5 .59  ( 9 .98 )
Net increase (decrease) from investment operations ...............
8 .59  3 .38  7 .89  6 .46  ( 9 .22 )
Distributions from net investment income
(c)
...................... ( 1 .09 ) ( 1 .02 ) ( 1 .02 ) ( 1 .02 ) ( 0 .86 )
Net asset value, end of year ..............................
$ 62.83  $ 55.33  $ 52.97  $ 46.10  $ 40.66
Total Return
(d)
Based on net asset value .................................
15.57% 6 .45% 17.32% 15.92% (18.24) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .48% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income ...................................
1 .77% 1 .84% 1 .90% 1 .99% 1 .62%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,418,962  $ 1,320,936  $ 1,310,943  $ 1,227,303  $ 1,351,808
Portfolio turnover rate
(f)
...................................
13% 9% 6% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
57
Notes to Financial Statements
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
iShares ETF
Diversification
Classification
MSCI Austria ............................................................................................................... Non-diversified
MSCI Belgium .............................................................................................................. Non-diversified
MSCI Eurozone ............................................................................................................. Diversified
MSCI France ............................................................................................................... Non-diversified
MSCI Germany ............................................................................................................. Non-diversified
MSCI Italy ................................................................................................................. Non-diversified
MSCI Netherlands ........................................................................................................... Non-diversified
MSCI Spain ................................................................................................................ Non-diversified
MSCI Sweden .............................................................................................................. Non-diversified
MSCI Switzerland ........................................................................................................... Non-diversified

Notes to Financial Statements
(continued)
58
2026
iShares Annual Financial Statements and Additional Information
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Notes to Financial Statements
( continued)
59
Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Austria
Barclays Capital, Inc. ............................................. $ 821,343 $ (821,343) $ — $ —
Goldman Sachs & Co. LLC ......................................... 1,137,461 (1,137,461) — —
UBS AG ...................................................... 1,235,591 (1,235,591) — —
$ 3,194,395 $ (3,194,395)
$ —
$ —
a
MSCI Belgium
Goldman Sachs & Co. LLC ......................................... 2,296,649 (2,296,649) — —
$ 2,296,649 $ (2,296,649)
$ —
$ —
a
MSCI Eurozone
Goldman Sachs & Co. LLC ......................................... 44,298,315 (44,298,315) — —
J.P. Morgan Securities LLC ......................................... 79,132,089 (79,132,089) — —
Jefferies LLC ................................................... 624,082 (624,082) — —
Morgan Stanley ................................................. 21,160,055 (21,160,055) — —
$ 145,214,541 $ (145,214,541)
$ —
$ —
a

Notes to Financial Statements
(continued)
60
2026
iShares Annual Financial Statements and Additional Information
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Germany
Goldman Sachs & Co. LLC ......................................... $ 170,295 $ (170,295) $ — $ —
HSBC Bank PLC ................................................ 2,836 (2,836) — —
Jefferies LLC ................................................... 4,203,158 (4,203,158) — —
Morgan Stanley ................................................. 28,995,354 (28,995,354) — —
State Street Bank & Trust Co. ........................................ 171,585 (171,585) — —
$ 33,543,228 $ (33,543,228)
$ —
$ —
a
MSCI Italy
J.P. Morgan Securities LLC ......................................... 56,853 (56,853) — —
Morgan Stanley ................................................. 12,354,061 (12,354,061) — —
$ 12,410,914 $ (12,410,914)
$ —
$ —
a
MSCI Netherlands
Barclays Capital, Inc. ............................................. 1,522,126 (1,522,126) — —
Goldman Sachs & Co. LLC ......................................... 497,873 (497,873) — —
J.P. Morgan Securities LLC ......................................... 26,382,345 (26,382,345) — —
Morgan Stanley ................................................. 273,038 (273,038) — —
$ 28,675,382 $ (28,675,382)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
( continued)
61
Notes to Financial Statements
exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation
(depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each
Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Notes to Financial Statements
(continued)
62
2026
iShares Annual Financial Statements and Additional Information
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Switzerland ETF. Prior to November 10, 2025,
ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Eurozone ETF. Prior to March 16, 2026, ETF Services were performed by
State Street Bank and Trust Company for the iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Spain ETF and iShares
MSCI Sweden ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended  August 31, 2026 , the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
In excess of $7 billion, but not exceeding $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
In excess of $11 billion, but not exceeding $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
In excess of $24 billion, but not exceeding $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
In excess of $48 billion, but not exceeding $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
In excess of $72 billion, but not exceeding $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
In excess of $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
iShares ETF Amounts
MSCI Austria .............................................................................................................. $ 15,007
MSCI Belgium ............................................................................................................. 1,933
MSCI Eurozone ............................................................................................................ 164,154
MSCI France .............................................................................................................. 14
MSCI Germany ............................................................................................................ 33,109
MSCI Italy ................................................................................................................ 47,211
MSCI Netherlands .......................................................................................................... 16,357
MSCI Spain ............................................................................................................... 5,487
MSCI Sweden ............................................................................................................. 414
MSCI Switzerland .......................................................................................................... 5,907

Notes to Financial Statements
( continued)
63
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026 , transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026 , purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026 , in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Austria ........................................................................
$ 5,589,373  $ 8,385,048  $ 3,783,713
MSCI Belgium .......................................................................
1,628,543  2,231,528  (531,854)
MSCI Eurozone ......................................................................
121,927,966  86,537,203  (35,144,417)
MSCI France ........................................................................
5,261,169  3,952,768  (2,978,309)
MSCI Germany ......................................................................
18,934,736  22,503,400  (7,955,446)
MSCI Italy ..........................................................................
60,345,931  50,470,601  5,244,061
MSCI Netherlands ....................................................................
16,197,985  27,879,783  (1,009,855)
MSCI Spain .........................................................................
49,663,430  113,108,348  5,251,189
MSCI Sweden .......................................................................
7,999,375  12,627,478  (2,111,594)
MSCI Switzerland ....................................................................
122,593,582  114,605,508  (4,918,664)
iShares ETF Purchases Sales
MSCI Austria ........................................................................................... $ 38,503,202  $ 28,732,778
MSCI Belgium .......................................................................................... 11,953,526  11,090,900
MSCI Eurozone ......................................................................................... 605,654,608  402,105,897
MSCI France ........................................................................................... 24,366,642  15,496,559
MSCI Germany ......................................................................................... 107,058,343  75,184,072
MSCI Italy ............................................................................................. 162,253,058  127,879,772
MSCI Netherlands ....................................................................................... 79,617,204  84,290,515
MSCI Spain ............................................................................................ 262,528,943  218,189,134
MSCI Sweden .......................................................................................... 50,970,759  38,942,910
MSCI Switzerland ....................................................................................... 280,981,704  206,778,770
iShares ETF In-kind Purchases In-kind Sales
MSCI Austria ........................................................................................... $ 79,634,460  $ 39,834,445
MSCI Belgium .......................................................................................... 162,620,300  46,725,979
MSCI Eurozone ......................................................................................... 1,388,949,215  1,021,986,053
MSCI France ........................................................................................... 132,919,175  216,945,217
MSCI Germany ......................................................................................... 750,216,134  1,527,137,091
MSCI Italy ............................................................................................. 604,717,906  356,742,918
MSCI Netherlands ....................................................................................... 721,302,828  455,041,547
MSCI Spain ............................................................................................ 712,512,134  343,416,009
MSCI Sweden .......................................................................................... 508,831,945  136,821,111
MSCI Switzerland ....................................................................................... 973,286,712  136,826,795

Notes to Financial Statements
(continued)
64
2026
iShares Annual Financial Statements and Additional Information
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026 , permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
.
+
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Austria ........................................................................................... $ 11,550,437  $ (11,550,437)
MSCI Belgium .......................................................................................... 6,420,110  (6,420,110)
MSCI Eurozone ......................................................................................... 350,482,557  (350,482,557)
MSCI France ........................................................................................... 42,054,312  (42,054,312)
MSCI Germany ......................................................................................... 244,742,777  (244,742,777)
MSCI Italy ............................................................................................. 109,951,141  (109,951,141)
MSCI Netherlands ....................................................................................... 121,168,237  (121,168,237)
MSCI Spain ............................................................................................ 164,190,795  (164,190,795)
MSCI Sweden .......................................................................................... 21,978,603  (21,978,603)
MSCI Switzerland ....................................................................................... 40,513,756  (40,513,756)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Austria
Ordinary income ........................................................................................... $ 2,774,756 $ 4,701,200
MSCI Belgium
Ordinary income ........................................................................................... $ 2,065,351 $ 518,220
MSCI Eurozone
Ordinary income ........................................................................................... $ 250,310,479 $ 208,470,395
MSCI France
Ordinary income ........................................................................................... $ 10,786,419 $ 13,075,296
MSCI Germany
Ordinary income ........................................................................................... $ 29,188,493 $ 45,446,108
MSCI Italy
Ordinary income ........................................................................................... $ 21,715,245 $ 14,782,535
MSCI Netherlands
Ordinary income ........................................................................................... $ 16,148,823 $ 6,071,307
MSCI Spain
Ordinary income ........................................................................................... $ 52,116,049 $ 36,408,251
MSCI Sweden
Ordinary income ........................................................................................... $ 10,592,869 $ 8,184,726
MSCI Switzerland
Ordinary income ........................................................................................... $ 33,667,489 $ 24,431,240
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
MSCI Austria .......................................
$ — $ (47,991,468) $ 38,192,241 $ — $ (9,799,227)
MSCI Belgium ......................................
798,909 (24,257,658) 9,210,956 — (14,247,793)
MSCI Eurozone .....................................
— (1,286,928,707) 1,919,334,233 (17,655,825) 614,749,701
MSCI France .......................................
698,688 (114,269,824) (6,540,345) — (120,111,481)
MSCI Germany .....................................
— (503,043,292) (173,881,702) (69,428) (676,994,422)
MSCI Italy .........................................
3,535,087 (266,095,819) 126,665,125 — (135,895,607)
MSCI Netherlands ...................................
— (53,842,402) (13,119,898) (7,091,094) (74,053,394)
MSCI Spain ........................................
15,025,186 (437,970,226) 659,761,964 — 236,816,924
MSCI Sweden ......................................
8,376,823 (103,127,139) 32,268,660 — (62,481,656)
MSCI Switzerland ...................................
— (147,296,570) 314,307,971 — 167,011,401

Notes to Financial Statements
( continued)
65
Notes to Financial Statements
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Italy ETF, iShares MSCI Netherlands
ETF, iShares MSCI Spain ETF, iShares MSCI Sweden ETF and iShares MSCI Switzerland ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight
Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the year ended August 31, 2026, the iShares MSCI Austria ETF, iShares MSCI Belgium ETF, iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI
Italy ETF, iShares MSCI Netherlands ETF, iShares MSCI Spain ETF, iShares MSCI Sweden ETF and iShares MSCI Switzerland ETF did not borrow under the Syndicated
Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Funds have elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Utilized
MSCI Austria ............................................................................................................... $ 4,393,223
MSCI Italy ................................................................................................................. 3,067,003
MSCI Spain ................................................................................................................ 4,535,013
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Austria .................................................... $ 166,831,350  $ 45,435,200  $ (7,309,132) $ 38,126,068
MSCI Belgium ................................................... 162,117,967  14,368,272  (5,173,643) 9,194,629
MSCI Eurozone .................................................. 8,129,215,879  2,768,019,455  (849,078,065) 1,918,941,390
MSCI France .................................................... 343,682,642  40,646,899  (47,145,769) (6,498,870)
MSCI Germany .................................................. 2,022,676,377  120,784,067  (294,675,930) (173,891,863)
MSCI Italy ...................................................... 1,016,133,147  159,269,362  (32,620,565) 126,648,797
MSCI Netherlands ................................................ 668,721,284  35,285,660  (48,409,434) (13,123,774)
MSCI Spain ..................................................... 1,581,027,158  687,752,021  (27,988,469) 659,763,552
MSCI Sweden ................................................... 718,394,637  44,880,365  (12,949,905) 31,930,460
MSCI Switzerland ................................................ 2,081,445,251  384,424,409  (71,336,000) 313,088,409

Notes to Financial Statements
(continued)
66
2026
iShares Annual Financial Statements and Additional Information
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
( continued)
67
Notes to Financial Statements
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Austria
Shares sold ......................................................... 2,250,000  $ 90,004,300  3,650,000  $ 95,668,475
Shares redeemed ..................................................... (1,150,000) (41,089,422) (2,900,000) (69,429,782)
1,100,000  $ 48,914,878  750,000  $ 26,238,693
MSCI Belgium
Shares sold ......................................................... 6,480,000  $ 164,834,851  1,520,000  $ 32,175,717
Shares redeemed ..................................................... (1,920,000) (47,529,807) (720,000) (14,712,018)
4,560,000  $ 117,305,044  800,000  $ 17,463,699
MSCI Eurozone
Shares sold ......................................................... 25,100,000  $ 1,645,244,992  32,500,000  $ 1,742,884,360
Shares redeemed ..................................................... (16,100,000) (1,032,987,149) (54,600,000) (2,966,110,805)
9,000,000  $ 612,257,843  (22,100,000) $ (1,223,226,445)
MSCI France
Shares sold ......................................................... 3,200,000  $ 142,704,033  1,000,000  $ 42,438,484
Shares redeemed ..................................................... (4,800,000) (218,326,874) (8,800,000) (337,659,422)
(1,600,000) $ (75,622,841) (7,800,000) $ (295,220,938)
MSCI Germany
Shares sold ......................................................... 18,300,000  $ 778,279,966  48,900,000  $ 1,892,076,866
Shares redeemed ..................................................... (37,200,000) (1,531,587,295) (17,400,000) (654,657,209)
(18,900,000) $ (753,307,329) 31,500,000  $ 1,237,419,657
MSCI Italy
Shares sold ......................................................... 10,950,000  $ 640,396,016  10,650,000  $ 472,085,091
Shares redeemed ..................................................... (6,600,000) (359,162,973) (8,925,000) (364,536,665)
4,350,000  $ 281,233,043  1,725,000  $ 107,548,426
MSCI Netherlands
Shares sold ......................................................... 11,500,000  $ 730,007,076  2,750,000  $ 128,988,275
Shares redeemed ..................................................... (7,100,000) (460,014,480) (3,800,000) (181,994,413)
4,400,000  $ 269,992,596  (1,050,000) $ (53,006,138)
MSCI Spain
Shares sold ......................................................... 14,100,000  $ 783,672,496  8,025,000  $ 316,753,453
Shares redeemed ..................................................... (6,300,000) (350,827,251) (10,575,000) (376,703,799)
7,800,000  $ 432,845,245  (2,550,000) $ (59,950,346)
MSCI Sweden
Shares sold ......................................................... 10,125,000  $ 520,169,306  5,400,000  $ 226,106,210
Shares redeemed ..................................................... (2,850,000) (142,124,123) (5,775,000) (241,341,048)
7,275,000  $ 378,045,183  (375,000) $ (15,234,838)
MSCI Switzerland
Shares sold ......................................................... 17,000,000  $ 1,050,514,738  5,875,000  $ 304,432,493
Shares redeemed ..................................................... (2,375,000) (140,998,542) (6,750,000) (338,025,664)
14,625,000  $ 909,516,196  (875,000) $ (33,593,171)

Notes to Financial Statements
(continued)
68
2026
iShares Annual Financial Statements and Additional Information
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Sweden ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by Swedish tax authorities.
Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.
Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding claims, Swedish tax claim receivables and related liabilities are disclosed in the Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by
Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of August 31, 2026, is $4,883,081 or $0.34 per share.
The iShares MSCI Eurozone ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying
Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of August 31, 2026 is $1,734,539 or $0.01 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares MSCI Eurozone ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm
69
Report of Independent Registered Public Accounting Firm
To the Board of Directors of iShares, Inc. and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended
August 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Austria ETF
  iShares MSCI Belgium ETF
  iShares MSCI Eurozone ETF
  iShares MSCI France ETF
  iShares MSCI Germany ETF
  iShares MSCI Italy ETF
  iShares MSCI Netherlands ETF
  iShares MSCI Spain ETF
  iShares MSCI Sweden ETF
  iShares MSCI Switzerland ETF

Important Tax Information
(unaudited)
70
2026
iShares Annual Financial Statements and Additional Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026 :
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026 :
iShares ETF
Qualified Dividend
Income
MSCI Austria ............................................................................................................... $ 3,674,739
MSCI Belgium .............................................................................................................. 1,860,374
MSCI Eurozone ............................................................................................................. 273,172,345
MSCI France ............................................................................................................... 12,232,077
MSCI Germany ............................................................................................................. 38,663,507
MSCI Italy ................................................................................................................. 29,589,260
MSCI Netherlands ........................................................................................................... 10,436,622
MSCI Spain ................................................................................................................ 69,929,097
MSCI Sweden .............................................................................................................. 7,526,959
MSCI Switzerland ........................................................................................................... 38,394,970
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Austria .............................................................................................
$ 3,867,406 $ 504,050
MSCI Belgium ............................................................................................
2,540,587 372,858
MSCI Eurozone ...........................................................................................
276,424,845 23,514,525
MSCI France .............................................................................................
12,886,621 121,232
MSCI Germany ...........................................................................................
38,951,456 5,130,944
MSCI Italy ...............................................................................................
29,705,715 4,324,172
MSCI Netherlands .........................................................................................
11,149,365 1,495,316
MSCI Spain ..............................................................................................
71,055,636 8,892,078
MSCI Sweden ............................................................................................
8,114,233 —
MSCI Switzerland .........................................................................................
45,318,179 6,997,708
iShares ETF
Federal Obligation
Interest
MSCI Austria ............................................................................................................... $ 1,142
MSCI Belgium .............................................................................................................. 718
MSCI Eurozone ............................................................................................................. 64,025
MSCI France ............................................................................................................... 3,150
MSCI Germany ............................................................................................................. 13,024
MSCI Italy ................................................................................................................. 8,086
MSCI Netherlands ........................................................................................................... 5,271
MSCI Spain ................................................................................................................ 19,410
MSCI Sweden .............................................................................................................. 13,136
MSCI Switzerland ........................................................................................................... 14,763
iShares ETF Interest Dividends
MSCI Austria ............................................................................................................... $ 2,419
MSCI Belgium .............................................................................................................. 1,520
MSCI Eurozone ............................................................................................................. 135,545
MSCI France ............................................................................................................... 6,669
MSCI Germany ............................................................................................................. 27,574
MSCI Italy ................................................................................................................. 17,119
MSCI Netherlands ........................................................................................................... 11,160
MSCI Spain ................................................................................................................ 41,092
MSCI Sweden .............................................................................................................. 27,809
MSCI Switzerland ........................................................................................................... 31,254

71
Important Tax Information
Important Tax Information
(unaudited) (continued)
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026 :
iShares ETF
Interest-Related
Dividends
MSCI Austria ............................................................................................................... $ 2,423
MSCI Belgium .............................................................................................................. 1,523
MSCI Eurozone ............................................................................................................. 135,789
MSCI France ............................................................................................................... 6,682
MSCI Germany ............................................................................................................. 27,623
MSCI Italy ................................................................................................................. 17,150
MSCI Netherlands ........................................................................................................... 11,180
MSCI Spain ................................................................................................................ 41,166
MSCI Sweden .............................................................................................................. 27,860
MSCI Switzerland ........................................................................................................... 31,310

Additional Information
72
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI
Germany ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Germany ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
73
Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
74
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Austria ETF, iShares MSCI Belgium ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
75
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

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iShares Annual Financial Statements and Additional Information
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Eurozone ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard,

Board Review and Approval of Investment Advisory Contract
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the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI France ETF, iShares MSCI Germany ETF, iShares MSCI Sweden ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Board Review and Approval of Investment Advisory Contract
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Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Italy ETF, iShares MSCI Netherlands ETF, iShares MSCI Spain ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The

Board Review and Approval of Investment Advisory Contract
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81
Board Review and Approval of Investment Advisory Contract
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares MSCI Switzerland ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.

Board Review and Approval of Investment Advisory Contract
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83
Board Review and Approval of Investment Advisory Contract
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement

Board Review and Approval of Investment Advisory Contract
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iShares Annual Financial Statements and Additional Information
for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other
iShares funds, increase. The Board reviewed all of the breakpoint arrangements and noted that the Board would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
85
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
EUR Euro
SEK Swedish Krona
USD United States Dollar
Portfolio Abbreviation
1D ESTR EUR - 1D Euro Short Term Rate
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI Agriculture Producers ETF | VEGI | NYSE Arca
iShares MSCI Global Gold Miners ETF | RING | NASDAQ
iShares MSCI Global Metals & Mining Producers ETF | PICK | Cboe BZX Exchange
iShares MSCI Global Silver and Metals Miners ETF | SLVP | Cboe BZX Exchange

Page
2

iShares
®
MSCI Agriculture Producers ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .6%
Cobram Estate Olives Ltd. ................... 96,783 $ 200,435
Elders Ltd. ............................. 53,768 231,517
GrainCorp Ltd. , Class A .................... 61,918 274,005
Nufarm Ltd.
(a)
........................... 90,288 204,836
910,793
a
Brazil  —  0 .3%
Sao Martinho SA ......................... 41,580 158,487
SLC Agricola SA ......................... 55,571 172,347
Tres Tentos Agroindustrial SA ................ 31,219 69,348
400,182
a
Canada  —  6 .8%
Maple Leaf Foods, Inc. ..................... 20,889 400,311
Nutrien Ltd. ............................. 133,838 10,095,187
Rogers Sugar, Inc.
(b)
....................... 31,285 153,045
10,648,543
a
China  —  2 .4%
China BlueChemical Ltd. , Class H ............. 456,000 112,912
China Modern Dairy Holdings Ltd.
(a) (b)
........... 828,000 154,115
China XLX Fertiliser Ltd. .................... 163,000 231,729
China Youran Dairy Group Ltd.
(a) (c)
............. 470,000 243,183
COFCO Joycome Foods Ltd.
(a) (b)
............... 758,000 102,936
Dekon Food And Agriculture Group , Class H
(a)
..... 14,000 96,716
First Tractor Co. Ltd. , Class H ................ 114,000 138,760
Henan Shuanghui Investment & Development Co. Ltd. ,
Class A .............................. 53,100 190,168
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A . 105,700 416,781
Muyuan Foods Group Co. Ltd. , Class A .......... 91,766 577,926
New Hope Liuhe Co. Ltd. , Class A
(a)
............ 72,700 76,811
Qinghai Salt Lake Industry Co. Ltd. , Class A
(a)
...... 88,700 371,450
Shandong Hualu Hengsheng Chemical Co. Ltd. , Class
A .................................. 45,770 146,052
Sinofert Holdings Ltd. ...................... 832,000 142,430
Wens Foodstuff Group Co. Ltd. , Class A ......... 111,720 237,302
Yunnan Yuntianhua Co. Ltd. , Class A ........... 30,800 144,021
Zangge Mining Co. Ltd. , Class A ............... 26,500 308,306
3,691,598
a
Egypt  —  0 .1%
Abou Kir Fertilizers & Chemical Industries ........ 79,162 126,260
a
Germany  —  0 .8%
K+S AG , Registered ....................... 44,942 861,559
KWS Saat SE & Co. KGaA .................. 2,762 251,523
Suedzucker AG
(a)
......................... 14,220 210,845
1,323,927
a
Hong Kong  —  1 .3%
WH Group Ltd.
(c)
......................... 2,146,500 2,026,208
a
India  —  3 .6%
Balrampur Chini Mills Ltd. ................... 30,941 225,439
Bayer CropScience Ltd. .................... 3,132 130,667
Chambal Fertilisers and Chemicals Ltd. .......... 41,848 179,744
Coromandel International Ltd. ................ 32,902 658,390
Deepak Fertilisers & Petrochemicals Corp. Ltd. ..... 17,625 260,243
EID Parry India Ltd.
(a)
...................... 24,773 207,851
Escorts Kubota Ltd. ....................... 8,578 269,614
Godrej Agrovet Ltd.
(c)
...................... 14,733 95,115
Gujarat State Fertilizers & Chemicals Ltd. ........ 59,742 99,117
Paradeep Phosphates Ltd.
(a) (c)
................ 115,667 194,040
PI Industries Ltd. ......................... 19,012 473,031
Security Shares Value
a
India (continued)
Sumitomo Chemical India Ltd. ................ 31,812 $ 172,789
Tata Consumer Products Ltd. ................. 151,762 1,652,190
Triveni Engineering & Industries Ltd. ............ 19,719 61,193
Triveni Power Transmission Ltd.
(a)
.............. 6,672 38,181
UPL Ltd. ............................... 141,220 833,095
5,550,699
a
Indonesia  —  0 .3%
Charoen Pokphand Indonesia Tbk PT ........... 1,713,500 288,311
Inti Agri Resources Tbk PT
(a) (d)
................ 2,230,700 —
Japfa Comfeed Indonesia Tbk PT .............. 1,062,000 131,857
420,168
a
Ireland  —  0 .2%
Dole PLC .............................. 21,207 293,717
a
Israel  —  0 .9%
ICL Group Ltd. ........................... 197,930 1,129,236
Israel Corp. Ltd.
(b)
......................... 10,570 297,468
1,426,704
a
Italy  —  1 .9%
CNH Industrial N.V. ....................... 255,801 3,026,126
a
Japan  —  4 .2%
Kubota Corp. ........................... 254,000 4,634,220
Kumiai Chemical Industry Co. Ltd. ............. 19,900 96,896
Mitsui DM Sugar Co. Ltd. ................... 4,100 93,993
NH Foods Ltd. ........................... 22,500 887,067
Prima Meat Packers Ltd. .................... 6,600 101,293
Sakata Seed Corp. ........................ 7,400 201,241
Umios Corp. ............................ 33,900 274,699
YAMABIKO Corp. ........................ 8,300 228,175
6,517,584
a
Malaysia  —  2 .2%
Farm Fresh Bhd ......................... 291,400 147,518
Genting Plantations Bhd .................... 72,700 104,118
Hextar Global Bhd
(b)
....................... 356,986 70,936
IOI Corp. Bhd ........................... 657,200 763,734
Johor Plantations Group Bhd ................. 278,600 132,864
Kuala Lumpur Kepong Bhd .................. 131,600 718,306
QL Resources Bhd ........................ 432,360 411,302
SD Guthrie Bhd
(b)
......................... 674,900 1,066,161
3,414,939
a
Netherlands  —  0 .1%
OCI N.V.
(a)
............................. 17,679 83,568
a
Norway  —  4 .6%
Austevoll Seafood ASA ..................... 22,586 214,408
Bakkafrost P/F .......................... 14,075 685,512
Leroy Seafood Group ASA ................... 74,675 362,746
Mowi ASA .............................. 121,289 2,664,065
Salmar ASA ............................ 18,903 1,151,123
Yara International ASA ..................... 44,388 2,175,631
7,253,485
a
Qatar  —  0 .1%
Baladna
(a)
.............................. 260,238 89,881
a
Russia  —  0 .0%
PhosAgro PJSC , GDR
(a) (d)
................... 136 1
PhosAgro PJSC , GDR
(a) (d) (e)
.................. 2 —

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Agriculture Producers ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Russia (continued)
Ros Agro PLC , GDR
(a) (d) (e)
................... 5,334 $ 1
2
a
Saudi Arabia  —  2 .6%
Almarai Co. JSC ......................... 125,467 1,637,427
National Agriculture Development Co. (The)
(a)
...... 41,063 167,332
SABIC Agri-Nutrients Co. ................... 65,036 2,262,510
4,067,269
a
Singapore  —  1 .5%
Bumitama Agri Ltd. ........................ 80,900 140,657
First Resources Ltd. ....................... 121,600 437,190
Golden Agri-Resources Ltd. .................. 1,788,300 443,171
Wilmar International Ltd. .................... 446,300 1,344,068
2,365,086
a
South Korea  —  0 .1%
Dongwon Industries Co. Ltd. ................. 2,583 72,499
Harim Holdings Co. Ltd. .................... 10,921 86,055
Hyundai Feed, Inc.
(a) (d)
..................... 20,538 6,712
165,266
a
Sweden  —  0 .3%
Husqvarna AB , Class B ..................... 94,441 375,298
Scandi Standard AB ....................... 5,984 89,878
465,176
a
Taiwan  —  0 .2%
Charoen Pokphand Enterprise ................ 46,800 158,551
Taiwan Fertilizer Co. Ltd. .................... 167,000 234,533
393,084
a
Thailand  —  0 .6%
Betagro PCL , NVDR ....................... 180,600 111,570
Charoen Pokphand Foods PCL , NVDR .......... 976,800 694,292
Thaifoods Group PCL , NVDR
(b)
............... 380,700 114,641
920,503
a
Turkey  —  0 .2%
Gubre Fabrikalari TAS
(a)
.................... 19,995 199,419
Hektas Ticaret TAS
(a) (b)
..................... 1,233,967 69,797
Turk Traktor ve Ziraat Makineleri A.S.
(a)
.......... 7,460 66,066
335,282
a
United Kingdom  —  0 .9%
AEP Plantations PLC ...................... 50,880 141,332
Cranswick PLC .......................... 14,763 1,078,209
MP Evans Group PLC ..................... 10,191 248,282
1,467,823
a
United States  —  59 .1%
AGCO Corp. ............................ 18,068 2,137,625
Alamo Group, Inc. ........................ 3,916 644,495
Archer-Daniels-Midland Co. .................. 134,377 10,923,506
Bunge Global SA ......................... 35,162 4,086,176
Cal-Maine Foods, Inc. ...................... 11,888 938,201
CF Industries Holdings, Inc. .................. 42,834 5,569,705
Corteva, Inc. ............................ 186,470 15,780,956
Darling Ingredients, Inc.
(a)
................... 44,311 2,936,490
Deere & Co. ............................ 57,901 37,919,944
Del Monte Corp. ......................... 10,826 342,968
FMC Corp. ............................. 34,833 401,624
Ingredion, Inc. ........................... 17,582 1,819,034
Lamb Weston Holdings, Inc. ................. 36,572 1,994,271
Lindsay Corp. ........................... 4,236 486,759
Mosaic Co. (The) ......................... 88,621 2,137,539
Pilgrim's Pride Corp.
(a)
..................... 11,933 374,458
Security Shares Value
a
United States (continued)
Scotts Miracle-Gro Co. (The) ................. 12,572 $ 751,806
Toro Co. (The) ........................... 28,146 2,752,960
Vital Farms, Inc.
(a)
........................ 10,099 107,857
92,106,374
a
Total Common Stocks — 95.9%
(Cost: $ 149,759,041 ) ................................ 149,490,247
a
Rights
Sweden  —  0 .0%
Scandi Standard AB (Expires 09/15/26 )
(a)
......... 5,984 593
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 593
a
Total Long-Term Investments — 95.9%
(Cost: $ 149,759,041 ) ................................ 149,490,840
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 718,781 718,997
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 294,037 294,037
a
Total Short-Term Securities — 0.7%
(Cost: $ 1,012,996 ) .................................. 1,013,034
Total Investments —  96.6%
(Cost: $ 150,772,037 ) ................................ 150,503,874
Other Assets Less Liabilities — 3 .4% ...................... 5,366,155
Net Assets — 100.0% ................................. $ 155,870,029
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI Agriculture Producers ETF
Schedule of Investments
(continued)
August 31, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 88,510  $ 630,319
(a)
$ —  $ 176  $ (8) $ 718,997  718,781  $ 12,421
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 90,000  204,037
(a)
—  —  —  294,037  294,037  8,929  —
$ —  $ 176  $ (8)
$ 1,013,034
$ 21,350  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 15 09/18/26 $ 5,774 $ 389
Euro STOXX 50 Index ................................................................. 6 09/18/26 449 (760)
$ (371)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 389 $ — $ — $ — $ 389
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 760 $ — $ — $ — $ 760
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 35,206 $ — $ — $ — $ 35,206
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 3,034 $ — $ — $ — $ 3,034

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Agriculture Producers ETF
6
2026
iShares Annual Financial Statements and Additional Information
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,177,867
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks .......................................... $ 115,307,522  $ 34,176,011  $ 6,714  $ 149,490,247
Rights ................................................. —  593  —  593
Short-Term Securities
Money Market Funds ....................................... 1,013,034  —  —  1,013,034
$ 116,320,556  $ 34,176,604  $ 6,714  $ 150,503,874
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................ $ 389  $ —  $ —  $ 389
Liabilities
Equity Contracts ............................................ (760) —  —  (760)
$ (371) $ —  $ —  $ (371)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Global Gold Miners ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  6 .0%
Catalyst Metals Ltd.
(a) (b)
..................... 2,203,593 $ 10,268,823
Emerald Resources NL
(b)
.................... 3,474,197 17,466,130
Genesis Minerals Ltd.
(a) (b)
................... 6,211,591 36,531,551
Ora Banda Mining Ltd.
(a) (b)
................... 10,797,931 11,824,384
Regis Resources Ltd. ...................... 3,647,291 21,678,050
Resolute Mining Ltd.
(b)
..................... 14,668,787 14,399,722
West African Resources Ltd.
(b)
................ 6,131,993 16,448,072
Westgold Resources Ltd. ................... 4,770,304 21,773,656
150,390,388
a
Canada  —  55 .4%
Agnico Eagle Mines Ltd. .................... 1,504,129 305,210,288
Alamos Gold, Inc. , Class A .................. 1,710,825 62,683,137
Aris Mining Corp.
(b)
........................ 955,244 19,098,677
B2Gold Corp. ........................... 6,093,918 33,416,629
Barrick Mining Corp. ....................... 4,626,737 207,509,630
Centerra Gold, Inc. ........................ 1,383,529 31,704,521
Eldorado Gold Corp. ....................... 1,077,379 48,258,370
Equinox Gold Corp. ....................... 4,857,899 62,741,363
G Mining Ventures Corp.
(a) (b)
.................. 852,518 32,127,433
IAMGOLD Corp.
(b)
........................ 2,616,556 53,522,394
Kinross Gold Corp. ........................ 3,698,365 113,249,836
Lundin Gold, Inc. ......................... 511,691 36,443,608
OceanaGold Corp. ........................ 967,986 28,474,901
Pan American Silver Corp. ................... 1,548,582 80,415,200
SSR Mining, Inc. ......................... 1,120,159 42,100,424
Torex Gold Resources, Inc. .................. 550,924 26,931,059
Wesdome Gold Mines Ltd.
(a) (b)
................ 1,004,356 24,073,528
Wheaton Precious Metals Corp. ............... 1,227,658 185,032,274
1,392,993,272
a
China  —  1 .3%
China Gold International Resources Corp. Ltd. ..... 1,042,900 33,951,827
a
Hong Kong  —  1 .2%
Zijin Gold International Co. Ltd.
(a)
.............. 1,552,200 29,906,716
a
Russia  —  0 .0%
Polyus PJSC
(b) (c)
......................... 625,470 7
a
South Africa  —  11 .8%
Anglogold Ashanti PLC ..................... 1,045,122 117,394,585
DRDGOLD Ltd. .......................... 5,414,639 15,172,404
Security Shares Value
a
South Africa (continued)
Gold Fields Ltd. .......................... 2,508,309 $ 116,497,970
Harmony Gold Mining Co. Ltd. ................ 2,445,314 47,952,176
297,017,135
a
Turkey  —  0 .4%
Turk Altin Isletmeleri A.S.
(a) (b)
................. 9,431,117 10,323,624
a
United Kingdom  —  3 .8%
Endeavour Mining PLC ..................... 826,405 51,568,641
Hochschild Mining PLC ..................... 2,552,438 22,577,183
Pan African Resources PLC ................. 11,980,320 21,796,588
95,942,412
a
United States  —  20 .0%
Coeur Mining, Inc. ........................ 4,166,460 86,579,039
McEwen, Inc.
(a) (b)
......................... 484,328 9,764,052
Newmont Corp. .......................... 3,232,969 407,548,072
503,891,163
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,532,568,525 ) ............................... 2,514,416,544
a
Short-Term Securities
Money Market Funds  —  3 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 76,275,503 76,298,386
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (e)
............................ 1,036,583 1,036,583
a
Total Short-Term Securities — 3.1%
(Cost: $ 77,331,500 ) ................................. 77,334,969
Total Investments —  103.0%
(Cost: $ 1,609,900,025 ) ............................... 2,591,751,513
Liabilities in Excess of Other Assets — ( 3 .0 ) % ............... (75,852,050)
Net Assets — 100.0% ................................. $ 2,515,899,463
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Gold Miners ETF
8
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 16,166,918  $ 60,150,250
(a)
$ —  $ (20,841) $ 2,059  $ 76,298,386  76,275,503  $ 420,933
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 520,000  516,583
(a)
—  —  —  1,036,583  1,036,583  62,540  —
$ —  $ (20,841) $ 2,059
$ 77,334,969
$ 483,473  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 13 09/17/26 $ 3,993 $ 65,009
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 65,009 $ — $ — $ — $ 65,009
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 911,887 $ — $ — $ — $ 911,887
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (100,086) $ — $ — $ — $ (100,086)

iShares
®
MSCI Global Gold Miners ETF
Schedule of Investments
(continued)
August 31, 2026
9
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 5,424,673
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 1,896,884,434  $ 617,532,103  $ 7  $ 2,514,416,544
Short-Term Securities
Money Market Funds ........................................ 77,334,969  —  —  77,334,969
$ 1,974,219,403  $ 617,532,103  $ 7  $ 2,591,751,513
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 65,009  $ —  $ —  $ 65,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
August 31, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Australia  —  23 .1%
Arafura Rare Earths Ltd.
(a) (b)
.................. 7,657,261 $ 1,122,761
BHP Group Ltd. .......................... 7,583,981 356,687,491
BlueScope Steel Ltd. ...................... 653,629 14,520,307
Brazilian Rare Earths Ltd.
(b)
.................. 212,790 610,875
Champion Iron Ltd. ....................... 617,367 1,547,787
Deterra Royalties Ltd. ...................... 621,955 1,828,403
Develop Global Ltd.
(a) (b)
..................... 389,885 1,508,428
Elevra Lithium Ltd.
(a) (b)
...................... 262,572 1,545,113
EQ Resources Ltd.
(b)
...................... 4,989,665 1,515,637
FireFly Metals Ltd.
(a) (b)
...................... 1,081,638 1,407,941
Fortescue Ltd. ........................... 2,418,893 30,619,342
IGO Ltd.
(b)
.............................. 988,534 6,141,655
Iluka Resources Ltd. ....................... 640,349 3,137,875
Imdex Ltd. ............................. 756,857 1,899,213
IperionX Ltd.
(a) (b)
.......................... 399,173 847,450
Lindian Resources Ltd.
(b)
.................... 1,930,060 1,055,601
Liontown Ltd.
(a) (b)
......................... 3,142,355 2,753,109
Lynas Rare Earths Ltd.
(a) (b)
................... 1,351,585 15,234,286
Macmahon Holdings Ltd. .................... 1,748,639 1,238,493
Metals X Ltd.
(b)
.......................... 1,277,942 1,746,025
Mineral Resources Ltd.
(a) (b)
................... 257,985 11,923,186
Minerals 260 Ltd.
(a) (b)
....................... 2,917,909 1,839,675
Nickel Industries Ltd.
(b)
..................... 3,242,373 1,981,485
Perenti Ltd. ............................. 1,254,929 2,028,113
PLS Group Ltd.
(a)
......................... 4,687,199 18,096,813
Rio Tinto Ltd. ........................... 555,036 69,372,401
Sandfire Resources Ltd.
(b)
................... 696,103 11,402,738
Sims Ltd. .............................. 237,849 4,137,893
South32 Ltd. ............................ 6,694,116 24,629,190
Stanmore Resources Ltd. ................... 411,642 807,164
Sunrise Energy Metals Ltd.
(a) (b)
................ 133,273 1,614,552
Vulcan Energy Resources Ltd.
(a)
............... 510,831 981,431
WA1 Resources Ltd.
(a) (b)
.................... 77,449 604,373
596,386,806
a
Austria  —  0 .3%
voestalpine AG .......................... 159,840 8,477,952
a
Belgium  —  0 .1%
Bekaert SA ............................. 49,968 2,266,560
Viohalco SA ............................ 55,564 1,111,843
3,378,403
a
Brazil  —  3 .2%
Cia Brasileira de Aluminio ................... 242,831 526,289
Cia Siderurgica Nacional SA
(b)
................ 897,654 921,639
Vale SA ............................... 5,462,549 82,071,859
83,519,787
a
Canada  —  7 .4%
AbraSilver Resource Corp.
(b)
................. 190,837 2,163,173
Altius Minerals Corp. ...................... 74,039 3,440,854
Americas Gold & Silver Corp.
(a) (b)
.............. 408,730 2,202,975
Capstone Copper Corp.
(b)
................... 1,273,400 14,774,178
Collective Mining Ltd.
(b)
..................... 82,373 1,235,640
ERO Copper Corp.
(b)
...................... 149,259 5,553,798
Faraday Copper Corp.
(b)
.................... 316,756 1,273,012
First Quantum Minerals Ltd.
(b)
................ 1,026,829 34,154,780
Hudbay Minerals, Inc. ...................... 626,989 17,946,285
Imperial Metals Corp.
(b)
..................... 128,285 865,446
Ivanhoe Electric, Inc.
(b)
..................... 185,389 2,050,402
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 1,170,138 10,224,302
Labrador Iron Ore Royalty Corp.
(a)
............. 95,100 1,816,983
Security Shares Value
a
Canada (continued)
Lithium Americas Corp.
(a) (b)
.................. 487,615 $ 1,516,375
Lundin Mining Corp.
(a)
...................... 1,020,014 27,311,750
LunR Royalties Corp. , (Acquired 06/11/26, Cost:
$1,416,006)
(b) (c)
......................... 87,122 1,373,510
Major Drilling Group International, Inc.
(a) (b)
........ 118,352 1,449,138
NGEx Minerals Ltd.
(a) (b)
..................... 209,625 4,115,514
NioCorp Developments Ltd.
(b)
................. 216,299 906,293
Northern Dynasty Minerals Ltd.
(a) (b)
............. 748,591 1,263,900
Osisko Metals, Inc.
(a) (b)
..................... 839,764 1,048,228
Sigma Lithium Corp.
(a) (b)
.................... 97,275 1,229,556
Solaris Resources, Inc.
(b)
.................... 132,918 1,151,806
Talon Metals Corp.
(a) (b)
...................... 157,066 859,021
Teck Resources Ltd. , Class B ................ 683,119 46,582,905
Trekor Metals Ltd.
(b)
....................... 542,471 4,916,076
Versamet Royalties Corp.
(a) (b)
................. 64,184 654,367
192,080,267
a
Chile  —  0 .0%
CAP SA
(b)
.............................. 97,859 581,914
a
China  —  5 .3%
Aluminum Corp. of China Ltd. , Class A .......... 1,199,165 1,744,016
Aluminum Corp. of China Ltd. , Class H .......... 5,526,000 6,030,556
Angang Steel Co. Ltd. , Class H
(a) (b)
............. 2,044,000 308,249
Anhui Tongguan Copper Foil Group Co. Ltd. , Class A . 58,700 1,083,183
Baiyin Nonferrous Group Co. Ltd. , Class A
(b)
....... 642,000 654,405
Baoshan Iron & Steel Co. Ltd. , Class A .......... 1,918,913 1,661,699
China Hongqiao Group Ltd. .................. 4,808,500 13,948,317
China Metal Recycling Holdings Ltd.
(b) (d)
.......... 132,000 —
China Nonferrous Mining Corp. Ltd.
(a)
........... 2,003,000 4,211,178
China Northern Rare Earth Group High-Tech Co. Ltd. ,
Class A .............................. 328,723 1,985,809
China Rare Earth Resources And Technology Co. Ltd. ,
Class A .............................. 95,400 879,979
China Tungsten And Hightech Materials Co. Ltd. , Class
A .................................. 206,200 2,014,604
Citic Pacific Special Steel Group Co. Ltd. , Class A ... 239,949 490,853
CMOC Group Ltd. , Class A .................. 1,559,100 4,408,391
CMOC Group Ltd. , Class H .................. 5,376,000 11,454,572
Dazhong Mining Co. Ltd. , Class A .............. 127,200 533,165
Guangdong HEC Technology Holding Co. Ltd. , Class
A
(b)
................................. 272,800 1,343,439
Hanking Gold International Ltd.
(a) (b)
............. 1,264,000 530,193
Henan Shenhuo Coal Industry & Electricity Power Co.
Ltd. , Class A .......................... 192,300 786,775
Inner Mongolia BaoTou Steel Union Co. Ltd. , Class A
(b)
3,983,621 1,332,489
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. ,
Class A .............................. 146,300 867,923
Jiangxi Copper Co. Ltd. , Class A .............. 190,925 1,374,695
Jiangxi Copper Co. Ltd. , Class H .............. 1,529,000 7,262,903
Jinduicheng Molybdenum Co. Ltd. , Class A ....... 256,200 860,734
Lygend Resources & Technology Co. Ltd. , Class H
(a)
. 220,600 517,326
Maanshan Iron & Steel Co. Ltd. , Class H
(a) (b)
....... 1,998,000 444,340
MMG Ltd.
(b)
............................. 7,123,600 8,341,088
Shandong Nanshan Aluminum Co. Ltd. , Class A .... 1,022,530 736,635
Shanjin International Gold Co. Ltd. , Class A ....... 246,940 965,979
Shougang Fushan Resources Group Ltd.
(a)
....... 3,208,000 1,248,257
Sinomine Resource Group Co. Ltd. , Class A ....... 63,200 506,443
Tiangong International Co. Ltd. ............... 1,936,000 794,414
Tianshan Aluminum Group Co. Ltd. , Class A ....... 399,260 785,137
Tongling Nonferrous Metals Group Co. Ltd. , Class A . 1,212,700 1,203,224
Western Mining Co. Ltd. , Class A .............. 203,425 1,189,572
Western Superconducting Technologies Co. Ltd. , Class
A .................................. 49,625 368,417

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
China (continued)
Xiamen Tungsten Co. Ltd. , Class A ............. 141,399 $ 1,132,208
Yunnan Aluminium Co. Ltd. , Class A ............ 322,083 1,299,991
Yunnan Tin Co. Ltd. , Class A ................. 148,200 795,629
Zijin Mining Group Co. Ltd. , Class A ............ 1,843,100 9,231,908
Zijin Mining Group Co. Ltd. , Class H ............ 8,908,000 41,536,906
136,865,601
a
Finland  —  0 .2%
Outokumpu OYJ ......................... 597,301 3,905,935
a
France  —  2 .0%
APERAM SA ............................ 65,492 3,575,337
ArcelorMittal SA .......................... 637,313 47,489,352
Eramet SA
(a) (b)
........................... 12,242 643,677
51,708,366
a
Germany  —  0 .9%
Aurubis AG ............................. 33,606 6,893,980
Salzgitter AG ............................ 49,138 3,238,482
thyssenkrupp AG ......................... 743,043 12,439,895
22,572,357
a
Hong Kong  —  0 .0%
Jiaxin International Resources Investment Ltd.
(a) (b)
... 125,200 1,000,236
a
India  —  4 .4%
APL Apollo Tubes Ltd.
(b)
.................... 269,240 6,278,476
Ashapura Minechem Ltd. ................... 72,704 430,487
Godawari Power and Ispat Ltd. ............... 321,588 822,098
Gravita India Ltd.
(b)
........................ 43,658 824,215
Hindalco Industries Ltd. .................... 1,927,973 20,551,851
Hindustan Copper Ltd. ..................... 436,056 2,402,456
Jindal Saw Ltd. .......................... 335,503 1,089,383
Jindal Stainless Ltd. ....................... 437,034 3,219,880
Jindal Steel Ltd. .......................... 539,344 6,750,050
JSW Steel Ltd. .......................... 912,169 12,507,885
Kirloskar Ferrous Industries Ltd. ............... 95,739 454,850
Maharashtra Seamless Ltd. .................. 44,206 307,645
Mishra Dhatu Nigam Ltd.
(e)
.................. 64,913 281,977
National Aluminium Co. Ltd. .................. 1,254,868 5,026,893
NMDC Ltd. ............................. 4,590,816 4,247,036
NMDC Steel Ltd.
(b)
........................ 1,125,560 545,402
PTC Industries Ltd.
(b)
...................... 6,765 1,570,247
Ramkrishna Forgings Ltd. ................... 106,685 832,568
Ratnamani Metals & Tubes Ltd. ............... 37,730 1,049,865
Sandur Manganese & Iron Ores Ltd. (The) ........ 170,938 362,705
Sarda Energy & Minerals Ltd. ................ 111,920 585,897
Tata Steel Ltd. ........................... 11,223,547 21,692,530
Usha Martin Ltd. ......................... 227,447 1,190,506
Vedanta Aluminium Metal Ltd. ................ 2,042,054 9,335,870
Vedanta Iron and Steel Ltd.
(b)
................. 2,142,534 829,045
Vedanta Ltd. ............................ 2,042,054 5,964,763
Welspun Corp. Ltd. ....................... 137,548 3,450,250
112,604,830
a
Indonesia  —  0 .3%
Bumi Resources Minerals Tbk PT
(b)
............. 84,641,000 3,578,171
Merdeka Copper Gold Tbk PT ................ 13,023,786 2,157,983
Petrosea Tbk PT
(b)
........................ 3,760,300 1,073,804
Vale Indonesia Tbk PT ..................... 2,835,800 838,242
7,648,200
a
Japan  —  5 .2%
Aichi Steel Corp. ......................... 42,500 866,233
Daido Steel Co. Ltd. ....................... 189,300 2,692,266
Dowa Holdings Co. Ltd. .................... 76,100 4,728,577
Security Shares Value
a
Japan (continued)
JFE Holdings, Inc. ........................ 853,700 $ 9,842,744
JX Advanced Metals Corp. .................. 816,000 19,029,547
Kobe Steel Ltd. .......................... 561,400 7,075,327
Maruichi Steel Tube Ltd. .................... 247,300 2,719,808
Mitsubishi Materials Corp. ................... 184,200 6,466,668
Mitsui Kinzoku Co. Ltd. ..................... 81,800 14,817,682
Nippon Light Metal Holdings Co. Ltd. ............ 85,140 1,605,740
Nippon Steel Corp. ........................ 7,238,425 30,347,760
Nittetsu Mining Co. Ltd. ..................... 60,500 1,434,970
Sumitomo Metal Mining Co. Ltd. ............... 356,900 24,622,315
Tokyo Steel Manufacturing Co. Ltd. ............. 69,000 743,253
UACJ Corp. ............................ 238,952 3,482,479
Yamato Kogyo Co. Ltd. ..................... 49,200 3,837,958
Yodoko Ltd. ............................ 138,200 1,232,708
135,546,035
a
Malaysia  —  0 .4%
Press Metal Aluminium Holdings Bhd ........... 5,528,700 10,982,025
a
Mexico  —  2 .3%
Grupo Mexico SAB de CV , Series B ............ 4,386,447 60,292,693
a
Netherlands  —  0 .3%
AMG Critical Materials N.V. .................. 51,539 1,950,067
Constellium SE , Class A
(b)
................... 182,770 4,830,611
6,780,678
a
Norway  —  0 .8%
Norsk Hydro ASA ......................... 1,929,092 19,476,166
a
Peru  —  1 .5%
Cia de Minas Buenaventura SAA , ADR .......... 247,929 8,503,965
Southern Copper Corp. ..................... 139,030 29,039,196
37,543,161
a
Poland  —  1 .0%
Grupa Kety SA .......................... 14,656 4,953,771
Jastrzebska Spolka Weglowa SA
(a) (b)
............ 76,810 682,023
KGHM Polska Miedz SA .................... 210,011 20,154,494
25,790,288
a
Qatar  —  0 .1%
Qatar Aluminum Manufacturing Co. ............. 4,177,202 1,680,452
a
Russia  —  0 .0%
Alrosa PJSC
(b) (d)
.......................... 2,886,002 335
GMK Norilskiy Nickel PAO
(b) (d)
................ 47,600 —
Novolipetsk Steel PJSC
(b) (d)
.................. 11,120 1
Severstal PAO
(b) (d)
........................ 233,400 27
United Co. RUSAL International PJSC
(b) (d)
........ 3,450,000 400
763
a
Saudi Arabia  —  1 .3%
Al Masane Al Kobra Mining Co. ............... 53,439 1,179,638
East Pipes Integrated Co. for Industry ........... 23,866 1,250,502
Saudi Arabian Mining Co.
(b)
.................. 1,740,276 30,783,300
Saudi Steel Pipe Co. ...................... 26,973 385,818
33,599,258
a
South Africa  —  3 .0%
African Rainbow Minerals Ltd. ................ 155,603 1,742,541
Impala Platinum Holdings Ltd. ................ 1,350,432 18,893,442
Northam Platinum Holdings Ltd. ............... 537,231 9,753,593
Sibanye Stillwater Ltd. ..................... 4,223,366 12,504,143
Valterra Platinum Ltd. ...................... 397,059 33,930,179
76,823,898
a

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
South Korea  —  1 .2%
Hyundai Steel Co. ........................ 127,592 $ 2,822,999
Poongsan Corp. ......................... 24,896 1,485,628
POSCO Holdings, Inc. ..................... 106,833 26,338,882
SeAH Besteel Holdings Corp.
(a)
............... 18,693 557,831
SeAH Steel Holdings Corp. .................. 1 74
31,205,414
a
Spain  —  0 .2%
Acerinox SA ............................ 269,701 5,603,600
a
Sweden  —  1 .7%
Alleima AB ............................. 266,924 3,405,055
Boliden AB ............................. 424,056 24,945,671
Granges AB ............................ 153,728 2,891,331
SSAB AB , Class A ........................ 326,250 3,509,242
SSAB AB , Class B ........................ 888,559 9,619,269
44,370,568
a
Taiwan  —  0 .8%
Century Iron & Steel Industrial Co. Ltd. .......... 253,000 719,842
China Steel Corp. ........................ 17,598,612 10,511,759
Chung Hung Steel Corp.
(b)
................... 1,314,000 706,064
EVERGREEN Steel Corp. ................... 222,000 577,978
Feng Hsin Steel Co. Ltd. .................... 547,918 1,102,459
Gloria Material Technology Corp. .............. 653,000 682,332
TA Chen Stainless Pipe ..................... 2,852,721 4,387,844
Tung Ho Steel Enterprise Corp. ............... 646,700 1,647,378
Yieh Phui Enterprise Co. Ltd.
(b)
................ 1,216,831 542,885
20,878,541
a
Turkey  —  0 .3%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret
A.S.
(b)
............................... 40,873 613,179
CVK Maden Isletmeleri Sanayi VE Ticaret A.S. ..... 1,658,500 575,426
Eregli Demir ve Celik Fabrikalari TAS
(a)
.......... 4,961,095 3,980,251
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. ,
Class D
(b)
............................ 1,139,637 1,117,939
TR Anadolu Metal Madencilik Isletmeleri A.S.
(b)
..... 268,796 804,954
7,091,749
a
United Kingdom  —  15 .5%
Anglo American PLC ...................... 1,584,925 89,850,114
Antofagasta PLC ......................... 516,657 27,566,325
ATALAYA MINING COPPER SA ............... 181,056 2,641,937
Glencore PLC ........................... 14,034,564 111,995,649
Hill & Smith PLC ......................... 117,880 4,745,740
Rio Tinto PLC ........................... 1,594,584 163,437,500
400,237,265
a
United States  —  16 .2%
Alcoa Corp. ............................. 393,687 19,664,666
Alpha Metallurgical Resources, Inc.
(b)
........... 15,681 3,696,012
Century Aluminum Co.
(b)
.................... 99,381 4,548,668
Cleveland-Cliffs, Inc.
(b)
..................... 851,037 9,829,477
Commercial Metals Co. ..................... 165,444 11,162,507
Compass Minerals International, Inc.
(b)
........... 53,157 1,321,483
Freeport-McMoRan, Inc. .................... 2,146,314 162,561,822
Kaiser Aluminum Corp. ..................... 24,445 3,881,377
Materion Corp. .......................... 30,257 7,143,073
Metallus, Inc.
(b)
.......................... 52,889 1,032,393
Security Shares Value
a
United States (continued)
MP Materials Corp.
(a) (b)
..................... 212,026 $ 11,608,424
Nucor Corp. ............................ 331,513 82,758,905
Ramaco Resources, Inc. , Class A
(b)
............. 57,295 815,881
Reliance, Inc. ........................... 76,213 29,269,603
Ryerson Holding Corp. ..................... 66,840 1,675,010
Steel Dynamics, Inc. ....................... 204,561 47,584,980
SunCoke Energy, Inc. ...................... 128,575 1,328,180
TMC the metals Co., Inc.
(a) (b)
................. 329,351 1,571,004
Trilogy Metals, Inc.
(a) (b)
...................... 160,390 579,008
United States Antimony Corp.
(a) (b)
.............. 189,437 922,558
USA Rare Earth, Inc.
(a) (b)
.................... 282,265 5,029,962
Warrior Met Coal, Inc. ...................... 78,774 8,526,498
Worthington Steel, Inc. ..................... 48,145 1,658,595
418,170,086
a
Total Common Stocks — 99.0%
(Cost: $ 2,120,651,278 ) ............................... 2,556,803,294
a
Preferred Stocks
Brazil  —  0 .5%
Bradespar SA , Preference Shares , NVS ......... 375,633 1,594,875
Gerdau SA , Preference Shares , NVS ........... 1,902,935 8,718,564
Metalurgica Gerdau SA , Preference Shares , NVS ... 1,266,851 2,540,279
Usinas Siderurgicas de Minas Gerais SA Usiminas ,
Class A, Preference Shares , NVS
(b)
........... 742,192 1,069,984
13,923,702
a
Russia  —  0 .0%
Mechel PJSC , Preference Shares , NVS
(b) (d)
....... 96,000 11
a
Total Preferred Stocks — 0.5%
(Cost: $ 11,149,101 ) ................................. 13,923,713
a
Rights
Taiwan  —  0 .0%
Century Iron & Steel Industrial Co. Ltd. (Expires
10/15/26 )
(b)
........................... 253,000 3,537
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 3,537
a
Total Long-Term Investments — 99.5%
(Cost: $ 2,131,800,379 ) ............................... 2,570,730,544
a
Short-Term Securities
Money Market Funds  —  3 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(f) (g) (h)
...................... 81,971,790 81,996,381
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(f) (g)
............................. 11,731,467 11,731,467
a
Total Short-Term Securities — 3.6%
(Cost: $ 93,725,710 ) ................................. 93,727,848
Total Investments —  103.1%
(Cost: $ 2,225,526,089 ) ............................... 2,664,458,392
Liabilities in Excess of Other Assets — ( 3 .1 ) % ............... (80,959,824)
Net Assets — 100.0% ................................. $ 2,583,498,568

iShares
®
MSCI Global Metals & Mining Producers ETF
Schedule of Investments
(continued)
August 31, 2026
13
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,373,510, representing 0.1% of its net assets as of period end, and an original cost of $1,416,006.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 11,004,168  $ 71,003,621
(a)
$ —  $ (12,678) $ 1,270  $ 81,996,381  81,971,790  $ 325,835
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 790,000  10,941,467
(a)
—  —  —  11,731,467  11,731,467  121,838  —
$ —  $ (12,678) $ 1,270
$ 93,727,848
$ 447,673  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 22 09/18/26 $ 2,953 $ 64,481
MSCI Emerging Markets Index ............................................................. 112 09/18/26 9,582 1
$ 64,482
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 64,482 $ — $ — $ — $ 64,482
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Metals & Mining Producers ETF
14
2026
iShares Annual Financial Statements and Additional Information
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 847,464 $ — $ — $ — $ 847,464
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 52,505 $ — $ — $ — $ 52,505
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 4,296,353
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 813,989,596  $ 1,742,812,935  $ 763  $ 2,556,803,294
Preferred Stocks ........................................... 13,923,702  —  11  13,923,713
Rights .................................................. —  3,537  —  3,537
Short-Term Securities
Money Market Funds ........................................ 93,727,848  —  —  93,727,848
$ 921,641,146  $ 1,742,816,472  $ 774  $ 2,664,458,392
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 64,482  $ —  $ —  $ 64,482
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Global Silver and Metals Miners ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  0 .2%
Kingsgate Consolidated Ltd. ................. 526,133 $ 2,092,379
a
Canada  —  55 .3%
Agnico Eagle Mines Ltd. .................... 218,945 44,427,218
Andean Precious Metals Corp.
(a) (b)
.............. 889,319 4,446,755
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 2,163,287 15,858,434
Aya Gold & Silver, Inc.
(a) (b)
................... 1,671,162 46,615,767
Discovery Mining Ltd.
(a) (b)
.................... 5,168,488 46,018,357
DPM Metals, Inc. ......................... 257,428 11,651,545
Eldorado Gold Corp. ....................... 275,376 12,334,747
Endeavour Silver Corp.
(a) (b)
.................. 3,947,675 42,298,044
First Majestic Silver Corp. ................... 5,309,139 109,557,614
Fortuna Mining Corp.
(b)
..................... 697,078 8,414,528
GoGold Resources, Inc.
(b)
................... 5,917,020 18,400,632
Highlander Silver Corp.
(a) (b)
.................. 1,639,911 9,063,616
Kinross Gold Corp. ........................ 902,418 27,633,479
Lundin Gold, Inc. ......................... 142,685 10,162,298
New Pacific Metals Corp.
(b)
.................. 1,287,745 8,798,979
Pan American Silver Corp. ................... 313,106 16,259,056
Perpetua Resources Corp.
(a) (b)
................ 185,396 4,623,776
Seabridge Gold, Inc.
(b)
..................... 200,292 6,374,602
Silvercorp Metals, Inc.
(a)
.................... 2,962,549 36,830,130
Skeena Resources Ltd.
(b)
................... 174,870 5,701,775
SSR Mining, Inc.
(a)
........................ 292,765 11,003,376
Torex Gold Resources, Inc. .................. 108,533 5,305,466
Vizsla Silver Corp.
(b)
....................... 3,739,820 15,110,929
Wheaton Precious Metals Corp. ............... 298,394 44,973,861
561,864,984
a
China  —  1 .9%
China Gold International Resources Corp. Ltd. ..... 345,500 11,247,825
Zhaojin Mining Industry Co. Ltd. , Class H ......... 2,703,500 7,939,995
19,187,820
a
Mexico  —  10 .9%
Industrias Penoles SAB de CV ................ 2,075,428 110,367,450
a
Security Shares Value
a
Philippines  —  0 .1%
Apex Mining Co., Inc. ...................... 3,739,600 $ 957,566
a
South Africa  —  1 .2%
Harmony Gold Mining Co. Ltd. ................ 624,622 12,248,727
a
United Kingdom  —  8 .9%
Fresnillo PLC ........................... 1,988,086 83,360,924
Hochschild Mining PLC ..................... 760,253 6,724,696
90,085,620
a
United States  —  21 .3%
Coeur Mining, Inc. ........................ 896,555 18,630,413
Hecla Mining Co. ......................... 7,541,355 149,846,724
Hycroft Mining Holding Corp. , Class A
(b)
.......... 93,068 2,180,583
Newmont Corp. .......................... 363,456 45,817,263
216,474,983
a
Total Long-Term Investments — 99.8%
(Cost: $ 671,084,080 ) ................................ 1,013,279,529
a
Short-Term Securities
Money Market Funds  —  8 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 82,985,410 83,010,305
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(c) (d)
............................ 310,561 310,561
a
Total Short-Term Securities — 8.2%
(Cost: $ 83,312,568 ) ................................. 83,320,866
Total Investments —  108.0%
(Cost: $ 754,396,648 ) ................................ 1,096,600,395
Liabilities in Excess of Other Assets — ( 8 .0 ) % ............... (81,261,660)
Net Assets — 100.0% ................................. $ 1,015,338,735
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 51,725,821  $ 31,307,374
(a)
$ —  $ (28,801) $ 5,911  $ 83,010,305  82,985,410  $ 473,835
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . —  310,561
(a)
—  —  —  310,561  310,561  20,764  —
$ —  $ (28,801) $ 5,911
$ 83,320,866
$ 494,599  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI Global Silver and Metals Miners ETF
16
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P/TSX 60 Index ..................................................................... 8 09/17/26 $ 2,457 $ 23,718
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 23,718 $ — $ — $ — $ 23,718
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 265,576 $ — $ — $ — $ 265,576
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 23,718 $ — $ — $ — $ 23,718
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,854,108
a

iShares
®
MSCI Global Silver and Metals Miners ETF
Schedule of Investments
(continued)
August 31, 2026
17
Schedule of Investments
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 888,707,417  $ 124,572,112  $ —  $ 1,013,279,529
Short-Term Securities
Money Market Funds ........................................ 83,320,866  —  —  83,320,866
$ 972,028,283  $ 124,572,112  $ —  $ 1,096,600,395
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 23,718  $ —  $ —  $ 23,718
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

18
2026
iShares Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI Agriculture
Producers ETF
iShares
MSCI Global Gold
Miners ETF
iShares
MSCI Global Metals
& Mining Producers
ETF
iShares
MSCI Global Silver
and Metals Miners
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 149,490,840  $ 2,514,416,544  $ 2,570,730,544  $ 1,013,279,529
Investments, at value — affiliated
(c)
......................................... 1,013,034  77,334,969  93,727,848  83,320,866
Cash ............................................................. —  157,171  —  59,757
Cash pledged:
Futures contracts ................................................... 27,000  207,000  1,109,000  —
Foreign currency collateral pledged:
(d)
Futures contracts ................................................... 32,523  —  —  79,368
Foreign currency, at value
(e)
.............................................. 266,919  2,505,639  4,746,301  404,420
Receivables:
Investments sold ................................................... 8,631,759  76,816,346  30,481,697  93,739,494
Securities lending income — affiliated ..................................... 2,440  29,939  42,927  31,170
Capital shares sold .................................................. —  36,741  444  —
Dividends — unaffiliated .............................................. 251,300  2,498,217  9,121,301  960,104
Dividends — affiliated ................................................ 667  4,085  13,266  758
Tax reclaims ...................................................... 17,040  —  126,146  —
Variation margin on futures contracts ...................................... —  —  68,692  —
Foreign withholding tax claims .......................................... —  —  4,740  —
Total assets ........................................................
159,733,522  2,674,006,651  2,710,172,906  1,191,875,466
LIABILITIES
Due to broker ....................................................... —  428,200  —  —
Collateral on securities loaned ............................................ 718,050  76,316,849  82,002,424  83,040,714
Payables:
Investments purchased ............................................... 3,084,178  80,544,875  40,467,406  93,155,110
Capital shares redeemed .............................................. —  —  —  11,176
Deferred foreign capital gain tax ......................................... 8,036  —  3,364,941  —
Investment advisory fees .............................................. 49,384  790,438  780,483  319,030
Professional fees ................................................... —  —  59,084  —
Variation margin on futures contracts ...................................... 3,845  26,826  —  10,701
Total liabilities .......................................................
3,863,493  158,107,188  126,674,338  176,536,731
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 155,870,029  $ 2,515,899,463  $ 2,583,498,568  $ 1,015,338,735
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 177,660,032  $ 1,586,196,665  $ 2,373,243,441  $ 726,793,392
Accumulated earnings (loss) ............................................. (21,790,003) 929,702,798  210,255,127  288,545,343
NET ASSETS .......................................................
$ 155,870,029  $ 2,515,899,463  $ 2,583,498,568  $ 1,015,338,735
NET ASSET VALUE
Shares outstanding ................................................... 3,300,000  29,100,000  39,750,000  25,500,000
Net asset value ...................................................... $ 47.23  $ 86.46  $ 64.99  $ 39.82
Shares authorized .................................................... 500 million 500 million 500 million 500 million
Par value .......................................................... $                    0.001 $                    0.001 $                    0.001 $                    0.001
(a)
Securities loaned, at value ............................................ $ 574,525  $ 65,577,376  $ 77,107,323  $ 78,344,183
(b)
Investments, at cost — unaffiliated ....................................... $ 149,759,041  $ 1,532,568,525  $ 2,131,800,379  $ 671,084,080
(c)
Investments, at cost — affiliated ......................................... $ 1,012,996  $ 77,331,500  $ 93,725,710  $ 83,312,568
(d)
Foreign currency collateral pledged, at cost ................................. $ 32,313  $ —  $ —  $ 79,392
(e)
  Foreign currency, at cost .............................................. $ 266,795  $ 2,495,795  $ 4,748,483  $ 401,902

19
Statements of Operations
Statements of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI Agriculture
Producers ETF
iShares
MSCI Global Gold
Miners ETF
iShares
MSCI Global Metals
& Mining Producers
ETF
iShares
MSCI Global Silver
and Metals Miners
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 2,907,719  $ 41,683,762  $ 44,630,507  $ 7,198,659
Dividends — affiliated .............................................. 8,929  62,540  121,838  20,764
Interest — unaffiliated .............................................. 19,721  8,475  7,965  3,807
Securities lending income — affiliated — net ............................... 12,421  420,933  325,835  473,835
Foreign taxes withheld ............................................. (160,503) (4,415,654) (2,267,404) (809,647)
Foreign withholding tax claims ........................................ 168,643  —  890,326  —
Total investment income ..............................................
2,956,930  37,760,056  43,709,067  6,887,418
EXPENSES
Investment advisory ............................................... 477,826  10,835,098  6,345,945  3,401,706
Professional .................................................... 6,382  —  75,063  —
Commitment costs ................................................ 678  —  10,765  —
Interest expense ................................................. 288  11,369  7,800  1,563
Total expenses .................................................... 485,174  10,846,467  6,439,573  3,403,269
Net investment income ...............................................
2,471,756  26,913,589  37,269,494  3,484,149
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................ (1,293,990) 62,772,807  (15,676,045) 13,391,302
Investments — affiliated ........................................... 176  (20,841) (12,678) (28,801)
Foreign currency transactions ....................................... 2,469  14,851  (294,375) (35,352)
Futures contracts ............................................... 35,206  911,887  847,464  265,576
In-kind redemptions — unaffiliated
(b)
................................... 3,163,135  785,004,266  72,986,208  161,588,005
1,906,996  848,682,970  57,850,574  175,180,730
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................ 16,391,528  224,881,914  505,726,375  203,473,835
Investments — affiliated ........................................... (8) 2,059  1,270  5,911
Foreign currency translations ....................................... 2,952  (37,898) 1,833  12,543
Futures contracts ............................................... 3,034  (100,086) 52,505  23,718
16,397,506  224,745,989  505,781,983  203,516,007
Net realized and unrealized gain ........................................
18,304,502  1,073,428,959  563,632,557  378,696,737
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 20,776,258  $ 1,100,342,548  $ 600,902,051  $ 382,180,886
(a)
Net of foreign capital gain tax and capital gain tax refund, if applicable of ........... $ (22,841) $ —  $ (969,708) $ —
(b)
See Note 2 of the Notes to Financial Statements.
(c)
Net of reduction in (increase in) deferred foreign capital gain tax of ................ $ 140,838  $ —  $ (2,115,905) $ —

20
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Agriculture Producers ETF
iShares
MSCI Global Gold Miners ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 2,471,756  $ 2,514,976  $ 26,913,589  $ 12,550,396
Net realized gain (loss) ......................................... 1,906,996  (5,044,890) 848,682,970  68,770,090
Net change in unrealized appreciation (depreciation) ..................... 16,397,506  13,325,559  224,745,989  669,814,160
Net increase in net assets resulting from operations ........................
20,776,258  10,795,645  1,100,342,548  751,134,646
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(2,427,551) (2,348,185) (33,210,739) (13,946,637)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
44,742,327  (22,943,431) (461,237,991) 622,611,285
NET ASSETS
Total increase (decrease) in net assets ................................ 63,091,034  (14,495,971) 605,893,818  1,359,799,294
Beginning of year ...............................................
92,778,995  107,274,966  1,910,005,645  550,206,351
End of year ...................................................
$ 155,870,029  $ 92,778,995  $ 2,515,899,463  $ 1,910,005,645
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

21
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI Global Metals & Mining Producers ETF
iShares
MSCI Global Silver and Metals Miners ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 37,269,494  $ 21,812,938  $ 3,484,149  $ 1,182,062
Net realized gain (loss) ......................................... 57,850,574  (40,057,498) 175,180,730  36,179,664
Net change in unrealized appreciation (depreciation) ..................... 505,781,983  74,981,010  203,516,007  127,052,485
Net increase in net assets resulting from operations ........................
600,902,051  56,736,450  382,180,886  164,414,211
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(34,590,837) (27,831,516) (16,212,558) (2,253,233)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
1,196,214,058  (174,382,061) 259,350,556  (1,465,614)
NET ASSETS
Total increase (decrease) in net assets ................................ 1,762,525,272  (145,477,127) 625,318,884  160,695,364
Beginning of year ...............................................
820,973,296  966,450,423  390,019,851  229,324,487
End of year ...................................................
$ 2,583,498,568  $ 820,973,296  $ 1,015,338,735  $ 390,019,851
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

22
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Agriculture Producers ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ........................
$ 40.34  $ 36.99  $ 40.03  $ 43.28  $ 39.82
Net investment income
(a)
.............................. 0 .87
(b)
0 .98  0 .68  0 .87  0 .86
Net realized and unrealized gain (loss)
(c)
....................
6 .88  3 .33  ( 2 .80 ) ( 3 .31 ) 3 .25
Net increase (decrease) from investment operations .............
7 .75  4 .31  ( 2 .12 ) ( 2 .44 ) 4 .11
Distributions from net investment income
(d)
.................... ( 0 .86 ) ( 0 .96 ) ( 0 .92 ) ( 0 .81 ) ( 0 .65 )
Net asset value, end of year ............................
$ 47.23  $ 40.34  $ 36.99  $ 40.03  $ 43.28
Total Return
(e)
Based on net asset value ...............................
19.57%
(b)
11.77% ( 5 .23 ) % ( 5 .70 ) % 10.43%
Ratios to Average Net Assets
(f)
Total expenses ......................................
0 .40% 0 .39% 0 .39% 0 .39% 0 .39%
Total expenses excluding professional fees for foreign withholding tax claims ..........................................
0 .39 % N/A  N/A  N/A  N/A
Net investment income .................................
2 .01%
(b)
2 .58% 1 .82% 2 .09% 2 .00%
Supplemental Data
Net assets, end of year (000) .............................
$ 155,870  $ 92,779  $ 107,275  $ 212,158  $ 292,172
Portfolio turnover rate
(g)
.................................
23% 19% 7% 12% 10%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended August 31, 2026:
• Net investment income per share by $0.06.
• Total return by 0.12%.
• Ratio of net investment income to average net assets by 0.13%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Gold Miners ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 53.73  $ 32.27  $ 22.65  $ 18.35  $ 26.96
Net investment income
(a)
................................ 0 .72  0 .42  0 .45  0 .45  0 .56
Net realized and unrealized gain (loss)
(b)
......................
32.91  21.49  9 .64  4 .34  ( 8 .61 )
Net increase (decrease) from investment operations ...............
33.63  21.91  10.09  4 .79  ( 8 .05 )
Distributions from net investment income
(c)
...................... ( 0 .90 ) ( 0 .45 ) ( 0 .47 ) ( 0 .49 ) ( 0 .56 )
Net asset value, end of year ..............................
$ 86.46  $ 53.73  $ 32.27  $ 22.65  $ 18.35
Total Return
(d)
Based on net asset value .................................
62.94% 68.58% 45.12% 26.12% (30.42) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .39% 0 .39% 0 .39% 0 .39% 0 .39%
Net investment income ...................................
0 .97% 1 .12% 1 .79% 2 .00% 2 .16%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,515,899  $ 1,910,006  $ 550,206  $ 386,218  $ 362,365
Portfolio turnover rate
(f)
...................................
14% 23% 18% 16% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2026
iShares Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Metals & Mining Producers ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year .......................
$ 41.05  $ 39.29  $ 40.26  $ 36.62  $ 45.61
Net investment income
(a)
............................. 1 .30
(b)
1 .03  1 .23
(b)
1 .83  2 .67
Net realized and unrealized gain (loss)
(c)
...................
23.96  2 .06  ( 0 .67 ) 3 .66  ( 8 .08 )
Net increase (decrease) from investment operations ............
25.26  3 .09  0 .56  5 .49  ( 5 .41 )
Distributions from net investment income
(d)
................... ( 1 .32 ) ( 1 .33 ) ( 1 .53 ) ( 1 .85 ) ( 3 .58 )
Net asset value, end of year ...........................
$ 64.99  $ 41.05  $ 39.29  $ 40.26  $ 36.62
Total Return
(e)
Based on net asset value ..............................
62.20%
(b)
8 .29% 1 .20%
(b)
14.96% (12.69) %
Ratios to Average Net Assets
(f)
Total expenses .....................................
0 .40% 0 .39% 0 .39% 0 .39% 0 .39%
Total expenses excluding professional fees for foreign withholding tax claims .........................................
0 .39% 0 .39% 0 .39 % N/A  N/A
Net investment income ................................
2 .29%
(b)
2 .71% 3 .00%
(b)
4 .50% 6 .23%
Supplemental Data
Net assets, end of year (000) ............................
$ 2,583,499  $ 820,973  $ 966,450  $ 1,463,447  $ 1,222,991
Portfolio turnover rate
(g)
................................
12% 10% 11% 13% 19%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026 and
August 31, 2024, respectively:
• Net investment income per share by $0.03 and $0.00.
• Total return by 0.05% and 0.01%.
• Ratio of net investment income to average net assets by 0.05% and 0.00%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Global Silver and Metals Miners ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ..........................
$ 21.67  $ 12.40  $ 9 .71  $ 8 .61  $ 13.92
Net investment income
(a)
................................ 0 .14  0 .07  0 .09  0 .09  0 .12
Net realized and unrealized gain (loss)
(b)
......................
18.71  9 .33  2 .69  1 .06  ( 5 .31 )
Net increase (decrease) from investment operations ...............
18.85  9 .40  2 .78  1 .15  ( 5 .19 )
Distributions from net investment income
(c)
...................... ( 0 .70 ) ( 0 .13 ) ( 0 .09 ) ( 0 .05 ) ( 0 .12 )
Net asset value, end of year ..............................
$ 39.82  $ 21.67  $ 12.40  $ 9 .71  $ 8 .61
Total Return
(d)
Based on net asset value .................................
87.69% 76.36% 28.67% 13.41% (37.54) %
Ratios to Average Net Assets
(e)
Total expenses ........................................
0 .39% 0 .39% 0 .39% 0 .39% 0 .39%
Net investment income ...................................
0 .40% 0 .44% 0 .82% 0 .89% 0 .94%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,015,339  $ 390,020  $ 229,324  $ 167,039  $ 155,795
Portfolio turnover rate
(f)
...................................
24% 74% 25% 26% 38%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
26
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
iShares ETF
Diversification
Classification
MSCI Agriculture Producers .................................................................................................... Non-diversified
MSCI Global Gold Miners ...................................................................................................... Non-diversified
MSCI Global Metals & Mining Producers ........................................................................................... Non-diversified
MSCI Global Silver and Metals Miners ............................................................................................. Non-diversified

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Notes to Financial Statements
(continued)
28
2026
iShares Annual Financial Statements and Additional Information
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Agriculture Producers
Barclays Capital, Inc. ............................................. $ 78,867 $ (78,867) $ — $ —
BNP Paribas SA ................................................. 45,033 (45,033) — —
Citigroup Global Markets Ltd. ........................................ 97,963 (97,963) — —
Goldman Sachs & Co. LLC ......................................... 199,813 (199,813) — —
HSBC Bank PLC ................................................ 17,406 (17,406) — —
Morgan Stanley ................................................. 135,443 (135,443) — —
$ 574,525 $ (574,525)
$ —
$ —
a
MSCI Global Gold Miners
Barclays Capital, Inc. ............................................. 388,595 (388,595) — —
BofA Securities, Inc. .............................................. 6,670,749 (6,670,749) — —
Goldman Sachs & Co. LLC ......................................... 30,486,946 (30,486,946) — —
HSBC Bank PLC ................................................ 2,627,122 (2,627,122) — —
J.P. Morgan Securities LLC ......................................... 10,458,769 (10,458,769) — —
Morgan Stanley ................................................. 14,293,707 (14,293,707) — —
SG Americas Securities LLC ........................................ 558,752 (558,752) — —
UBS AG ...................................................... 92,736 (92,736) — —
$ 65,577,376 $ (65,577,376)
$ —
$ —
a
MSCI Global Metals & Mining Producers
Barclays Bank PLC ............................................... 219,201 (219,201) — —
Barclays Capital, Inc. ............................................. 66,733 (66,733) — —
BNP Paribas SA ................................................. 3,031,223 (3,031,223) — —
BofA Securities, Inc. .............................................. 1,506,734 (1,506,734) — —
Citigroup Global Markets, Inc. ........................................ 10,238,568 (10,238,568) — —
Goldman Sachs & Co. LLC ......................................... 39,780,574 (39,780,574) — —
Goldman Sachs International ........................................ 246,910 (246,910) — —
J.P. Morgan Securities LLC ......................................... 6,019,704 (6,019,704) — —
Macquarie Bank Ltd. .............................................. 3,727,618 (3,727,618) — —
Morgan Stanley ................................................. 6,281,323 (6,281,323) — —

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
National Financial Services LLC ...................................... $ 1,798,358 $ (1,798,358) $ — $ —
Nomura Securities International, Inc. ................................... 45,086 (45,086) — —
SG Americas Securities LLC ........................................ 314,558 (314,558) — —
UBS AG ...................................................... 3,830,733 (3,830,733) — —
$ 77,107,323 $ (77,107,323)
$ —
$ —
a
MSCI Global Silver and Metals Miners
BofA Securities, Inc. .............................................. 4,175,617 (4,175,617) — —
Citigroup Global Markets, Inc. ........................................ 733 (733) — —
Goldman Sachs & Co. LLC ......................................... 34,453,785 (34,453,785) — —
J.P. Morgan Securities LLC ......................................... 7,393,922 (7,393,922) — —
Morgan Stanley ................................................. 18,486,887 (18,486,887) — —
National Financial Services LLC ...................................... 13,833,164 (13,833,164) — —
SG Americas Securities LLC ........................................ 75 (75) — —
$ 78,344,183 $ (78,344,183)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
30
2026
iShares Annual Financial Statements and Additional Information
For the iShares MSCI Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through December 31, 2028 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other
iShares funds.
For the year ended August 31, 2026, there were no fees waived by BFA pursuant to these arrangements.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Global Metals & Mining Producers ETF. Prior to
March 16, 2026, ETF Services were performed by State Street Bank and Trust Company for the iShares MSCI Agriculture Producers ETF, iShares MSCI Global Gold Miners
ETF and iShares MSCI Global Silver and Metals Miners ETF.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended August 31, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Amounts
MSCI Agriculture Producers ................................................................................................... $ 2,740
MSCI Global Gold Miners ..................................................................................................... 114,643
MSCI Global Metals & Mining Producers .......................................................................................... 85,727
MSCI Global Silver and Metals Miners ............................................................................................ 133,132
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Agriculture Producers .............................................................
$ 900,702  $ 598,421  $ (131,849)
MSCI Global Gold Miners ...............................................................
3,735,578  53,791,001  6,300,430
MSCI Global Metals & Mining Producers ....................................................
47,711,211  20,591,843  (2,108,117)
MSCI Global Silver and Metals Miners ......................................................
2,419,971  30,861,237  1,662,113

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
MSCI Agriculture Producers ................................................................................ $ 29,262,063 $ 27,714,143
MSCI Global Gold Miners .................................................................................. 419,737,771 379,974,031
MSCI Global Metals & Mining Producers ....................................................................... 428,414,696 192,665,204
MSCI Global Silver and Metals Miners ......................................................................... 203,975,416 201,389,533
iShares ETF In-kind Purchases In-kind Sales
MSCI Agriculture Producers .................................................................................. $ 62,907,030 $ 24,734,715
MSCI Global Gold Miners .................................................................................... 773,695,464 1,276,710,314
MSCI Global Metals & Mining Producers ......................................................................... 1,238,111,866 286,737,517
MSCI Global Silver and Metals Miners ........................................................................... 491,863,845 248,959,577
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI Agriculture Producers ................................................................................ $ 3,090,814  $ (3,090,814)
MSCI Global Gold Miners .................................................................................. 783,065,024  (783,065,024)
MSCI Global Metals & Mining Producers ....................................................................... 68,245,191  (68,245,191)
MSCI Global Silver and Metals Miners ......................................................................... 159,139,752  (159,139,752)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI Agriculture Producers
Ordinary income ......................................................................................... $ 2,427,551  $ 2,348,185
MSCI Global Gold Miners
Ordinary income ......................................................................................... $ 33,210,739  $ 13,946,637
MSCI Global Metals & Mining Producers
Ordinary income ......................................................................................... $ 34,590,837  $ 27,831,516
MSCI Global Silver and Metals Miners
Ordinary income ......................................................................................... $ 16,212,558  $ 2,253,233

Notes to Financial Statements
(continued)
32
2026
iShares Annual Financial Statements and Additional Information
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
For the year ended August 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares MSCI Agriculture Producers ETF and iShares MSCI Global Metals & Mining Producers ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has
the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured
Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
For the year ended August 31, 2026, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Syndicated Credit
Agreement were as follows:
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI Agriculture Producers .........................................
$ 503,023  $ (21,014,163) $ (1,278,863) $ (21,790,003)
MSCI Global Gold Miners ...........................................
3,960,050  (45,817,345) 971,560,093  929,702,798
MSCI Global Metals & Mining Producers ................................
17,682,116  (207,034,916) 399,607,927  210,255,127
MSCI Global Silver and Metals Miners ..................................
1,047,795  (41,584,395) 329,081,943  288,545,343
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the characterization of corporate actions.
iShares ETF Utilized
MSCI Global Gold Miners ..................................................................................................... $ 65,502,390
MSCI Global Silver and Metals Miners ............................................................................................ 13,537,698
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Agriculture Producers ......................................... $ 151,777,697  $ 16,294,254  $ (17,568,077) $ (1,273,823)
MSCI Global Gold Miners ........................................... 1,620,168,803  993,635,686  (22,033,704) 971,601,982
MSCI Global Metals & Mining Producers ................................ 2,261,491,646  480,214,354  (77,247,349) 402,967,005
MSCI Global Silver and Metals Miners .................................. 767,531,266  337,274,521  (8,204,851) 329,069,670
iShares ETF
Maximum
Amount
Borrowed
Average
Borrowing
Weighted
Average
Interest Rate
MSCI Agriculture Producers ........................................................... $ 390,000  $ 3,863  4.87%
MSCI Global Metals & Mining Producers .................................................. 900,000  13,192  4.21

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
34
2026
iShares Annual Financial Statements and Additional Information
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Foreign Withholding Tax Claims
The iShares MSCI Global Metals & Mining Producers ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or
Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the
Statements of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of August 31, 2026, is $4,740 or $0.00 per share.
Certain of the outstanding foreign tax reclaims are not deemed by the Funds to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Funds of these amounts would have a positive impact on the applicable Fund’s performance. If a Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the
Fund’s NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which the iShares MSCI Global Metals & Mining Producers ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Agriculture Producers
Shares sold ......................................................... 1,650,000  $ 73,090,250  400,000  $ 15,060,919
Shares redeemed ..................................................... (650,000) (28,347,923) (1,000,000) (38,004,350)
1,000,000  $ 44,742,327  (600,000) $ (22,943,431)
MSCI Global Gold Miners
Shares sold ......................................................... 11,350,000  $ 828,772,976  22,200,000  $ 771,022,723
Shares redeemed ..................................................... (17,800,000) (1,290,010,967) (3,700,000) (148,411,438)
(6,450,000) $ (461,237,991) 18,500,000  $ 622,611,285
MSCI Global Metals & Mining Producers
Shares sold ......................................................... 26,250,000  $ 1,542,282,812  400,000  $ 14,426,687
Shares redeemed ..................................................... (6,500,000) (346,068,754) (5,000,000) (188,808,748)
19,750,000  $ 1,196,214,058  (4,600,000) $ (174,382,061)
MSCI Global Silver and Metals Miners
Shares sold ......................................................... 14,600,000  $ 509,033,763  2,800,000  $ 44,552,505
Shares redeemed ..................................................... (7,100,000) (249,683,207) (3,300,000) (46,018,119)
7,500,000  $ 259,350,556  (500,000) $ (1,465,614)

Notes to Financial Statements
( continued)
35
Notes to Financial Statements
13. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following item was noted:
Effective October 14, 2026, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 13, 2027 and to increase the commitment from $900 million to $920 million.

Report of Independent Registered Public Accounting Firm
36
2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares, Inc., hereafter collectively referred to as the "Funds") as of August 31, 2026, the related statements of operations for the year ended August 31, 2026, the statements of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of August 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2026 and each of the financial highlights for each of the five years in the period ended August 31,
2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
  iShares MSCI Agriculture Producers ETF
  iShares MSCI Global Gold Miners ETF
  iShares MSCI Global Metals & Mining Producers ETF
  iShares MSCI Global Silver and Metals Miners ETF

Important Tax Information
(unaudited)
37
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI Agriculture Producers .................................................................................................... $ 2,228,989
MSCI Global Gold Miners ...................................................................................................... 41,006,670
MSCI Global Metals & Mining Producers ........................................................................................... 38,910,868
MSCI Global Silver and Metals Miners ............................................................................................. 7,680,968
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
MSCI Global Gold Miners ....................................................................................
$ 43,116,086 $ 3,026,617
MSCI Global Metals & Mining Producers .........................................................................
43,144,718 2,368,915
MSCI Global Silver and Metals Miners ...........................................................................
7,716,078 397,540
iShares ETF
Federal Obligation
Interest
MSCI Agriculture Producers .................................................................................................... $ 4,210
MSCI Global Gold Miners ...................................................................................................... 29,488
MSCI Global Metals & Mining Producers ........................................................................................... 57,447
MSCI Global Silver and Metals Miners ............................................................................................. 9,790
iShares ETF
Dividends-Received
Deduction
MSCI Agriculture Producers .................................................................................................... 44.98%
MSCI Global Gold Miners ...................................................................................................... 14.32
MSCI Global Metals & Mining Producers ........................................................................................... 6.05
MSCI Global Silver and Metals Miners ............................................................................................. 4.43
iShares ETF Interest Dividends
MSCI Agriculture Producers .................................................................................................... $ 8,912
MSCI Global Gold Miners ...................................................................................................... 62,428
MSCI Global Metals & Mining Producers ........................................................................................... 121,619
MSCI Global Silver and Metals Miners ............................................................................................. 20,727
iShares ETF
Interest-Related
Dividends
MSCI Agriculture Producers .................................................................................................... $ 8,928
MSCI Global Gold Miners ...................................................................................................... 62,541
MSCI Global Metals & Mining Producers ........................................................................................... 121,838
MSCI Global Silver and Metals Miners ............................................................................................. 20,764

Additional Information
38
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Regulation under the Alternative Investment Fund Managers Directive
The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”).
However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered the iShares MSCI Global
Metals & Mining Producers ETF (the “Fund”) to be marketed to investors in the EU and/or UK.
Report on Remuneration
BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.
BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.
Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.
Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.
Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.
The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.
Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated.
All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.
Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.
The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2025, was USD 10.34 million.
This figure is comprised of fixed remuneration of USD 0.64 million and variable remuneration of USD 9.70 million. There was a total of 5 beneficiaries of the remuneration described above.
The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2025, to its senior management was
USD 9.17 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 1.17 million.
Disclosures under the EU Sustainable Finance Disclosure Regulation
The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) is registered under the Alternative Investment Fund Managers Directive to be marketed to European
Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).
The Fund has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors

Additional Information
(continued)
39
Additional Information
under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in each Fund’s Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
40
2026
iShares Annual Financial Statements and Additional Information
iShares MSCI Agriculture Producers ETF, iShares MSCI Global Gold Miners ETF, iShares MSCI Global Metals & Mining Producers ETF, iShares MSCI Global Silver
and Metals Miners ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
41
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.

Board Review and Approval of Investment Advisory Contract
(continued)
42
2026
iShares Annual Financial Statements and Additional Information
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
43
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
ADR American Depositary Receipt
GDR Global Depositary Receipt
JSC Joint Stock Company
NVDR Non-Voting Depository Receipt
NVS Non-Voting Shares
PCL Public Company Limited
PJSC Public Joint Stock Company

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The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any
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listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its
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August 31, 2026
2026 Annual Financial Statements and
Additional Information
iShares, Inc.
iShares MSCI World ETF | URTH | NYSE Arca

Page
2

iShares
®
MSCI World ETF
Schedule of Investments
August 31, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .6%
ANZ Group Holdings Ltd. ................... 267,999 $ 7,131,135
APA Group ............................. 115,772 902,667
Aristocrat Leisure Ltd. ...................... 49,131 2,136,237
ASX Ltd. .............................. 15,941 641,129
BHP Group Ltd. .......................... 454,451 21,373,601
Brambles Ltd. ........................... 118,012 1,651,708
Coles Group Ltd. ......................... 120,214 2,069,058
Commonwealth Bank of Australia .............. 149,253 17,056,663
Computershare Ltd. ....................... 44,992 1,280,978
CSL Ltd. ............................... 43,541 5,333,333
Evolution Mining Ltd. ...................... 186,144 1,982,683
Fortescue Ltd. ........................... 149,041 1,886,622
Goodman Group ......................... 180,066 3,570,591
Insurance Australia Group Ltd. ................ 210,902 1,184,291
IREN Ltd.
(a) (b)
............................ 28,816 1,069,506
Lottery Corp. Ltd. (The) ..................... 185,258 660,509
Lynas Rare Earths Ltd.
(a) (b)
................... 80,667 909,232
Macquarie Group Ltd. ...................... 32,415 5,812,911
Medibank Pvt Ltd. ........................ 259,830 899,232
National Australia Bank Ltd. .................. 272,223 7,513,191
Northern Star Resources Ltd. ................. 125,025 2,113,655
Origin Energy Ltd. ........................ 156,454 1,302,507
PLS Group Ltd. .......................... 271,342 1,047,625
Pro Medicus Ltd. ......................... 4,958 635,096
Qantas Airways Ltd. ....................... 79,463 534,006
QBE Insurance Group Ltd. .................. 131,706 2,094,277
REA Group Ltd. .......................... 4,292 544,988
Rio Tinto Ltd. ........................... 33,205 4,150,200
Santos Ltd. ............................. 291,689 1,701,107
Scentre Group ........................... 472,770 1,214,861
SGH Ltd. .............................. 17,160 485,900
Sigma Healthcare Ltd. ..................... 504,701 971,807
South32 Ltd. ............................ 385,530 1,418,453
Suncorp Group Ltd. ....................... 97,939 1,321,483
Telstra Group Ltd. ........................ 369,071 1,234,020
Transurban Group ........................ 279,315 2,858,474
Vicinity Ltd. ............................. 328,368 585,315
Washington H Soul Pattinson & Co. Ltd. ......... 33,363 1,062,375
Wesfarmers Ltd. ......................... 101,310 5,757,669
Westpac Banking Corp. .................... 304,829 7,533,350
WiseTech Global Ltd. ...................... 17,966 517,878
Woodside Energy Group Ltd. ................. 169,170 3,936,026
Woolworths Group Ltd. ..................... 108,156 3,120,857
Xero Ltd.
(a) (b)
............................ 14,308 847,335
132,054,541
a
Austria  —  0 .1%
BAWAG Group AG
(c)
....................... 6,246 1,302,828
Erste Group Bank AG ...................... 28,033 3,940,130
OMV AG .............................. 12,108 967,253
Raiffeisen Bank International AG .............. 11,770 871,007
Verbund AG
(a)
........................... 5,637 388,436
7,469,654
a
Belgium  —  0 .3%
Ageas SA/N.V. .......................... 13,012 1,140,761
Anheuser-Busch InBev SA/N.V. ............... 79,800 6,314,897
Argenx SE
(b)
............................ 5,553 5,700,336
D'ieteren Group .......................... 1,931 400,644
Elia Group SA/N.V. , Class B ................. 4,299 640,035
Financiere de Tubize SA .................... 1,784 381,685
Groupe Bruxelles Lambert N.V. ............... 6,794 582,723
KBC Group N.V. ......................... 20,559 3,128,275
Security Shares Value
a
Belgium (continued)
Lotus Bakeries N.V. ....................... 38 $ 563,021
Sofina SA .............................. 1,167 334,513
Syensqo SA ............................ 6,141 579,137
UCB SA ............................... 11,115 2,782,353
22,548,380
a
Canada  —  3 .4%
Agnico Eagle Mines Ltd. .................... 45,431 9,218,630
Alamos Gold, Inc. , Class A .................. 36,754 1,346,635
Alimentation Couche-Tard, Inc. ................ 62,146 3,742,795
AltaGas Ltd. ............................ 27,324 1,058,893
ARC Resources Ltd. ....................... 49,971 1,202,087
AtkinsRealis Group, Inc. .................... 14,494 878,456
Bank of Montreal ......................... 61,161 10,425,105
Bank of Nova Scotia (The) ................... 110,117 10,080,121
Barrick Mining Corp. ....................... 151,937 6,814,390
BCE, Inc. .............................. 25,048 590,619
Bombardier, Inc. , Class B
(b)
.................. 7,227 1,563,508
Brookfield Asset Management Ltd. , Class A ....... 31,734 1,633,925
Brookfield Corp. , Class A .................... 181,337 7,468,318
Brookfield Renewable Corp. ................. 11,842 381,248
CAE, Inc.
(b)
............................. 26,587 643,214
Cameco Corp. ........................... 39,412 3,890,725
Canadian Imperial Bank of Commerce .......... 81,991 9,306,255
Canadian National Railway Co. ............... 46,675 5,827,850
Canadian Natural Resources Ltd. .............. 185,259 9,288,681
Canadian Pacific Kansas City Ltd. ............. 79,582 7,372,223
Canadian Tire Corp. Ltd. , Class A , NVS .......... 4,007 543,017
Canadian Utilities Ltd. , Class A , NVS ............ 11,192 419,110
CCL Industries, Inc. , Class B , NVS ............. 12,614 846,424
Celestica, Inc.
(b)
.......................... 10,328 3,098,810
Cenovus Energy, Inc. ...................... 116,183 3,732,073
CGI, Inc. .............................. 17,839 1,343,251
Constellation Software, Inc.
(a)
................. 1,814 4,108,112
Dollarama, Inc. .......................... 24,393 3,081,267
Element Fleet Management Corp. ............. 38,561 733,131
Emera, Inc. ............................. 25,252 1,266,472
Empire Co. Ltd. , Class A , NVS ................ 11,383 393,163
Enbridge, Inc. ........................... 195,865 9,923,619
Equinox Gold Corp. ....................... 96,613 1,247,789
Fairfax Financial Holdings Ltd. ................ 1,697 2,767,006
First Quantum Minerals Ltd.
(b)
................ 63,752 2,120,543
Fortis, Inc. ............................. 45,235 2,499,765
Franco-Nevada Corp. ...................... 16,956 4,460,470
George Weston Ltd. ....................... 14,376 1,008,638
GFL Environmental, Inc.
(a)
................... 20,842 880,629
Gildan Activewear, Inc. ..................... 15,374 801,895
Great-West Lifeco, Inc. ..................... 23,018 1,479,948
Hydro One Ltd.
(c)
......................... 30,069 1,157,677
iA Financial Corp., Inc. ..................... 8,088 1,154,186
IGM Financial, Inc. ........................ 7,425 462,285
Imperial Oil Ltd. .......................... 13,448 1,767,321
Intact Financial Corp. ...................... 15,695 3,037,987
Ivanhoe Mines Ltd. , Class A
(a) (b)
............... 64,982 567,793
Keyera Corp. ........................... 24,216 1,050,271
Kinross Gold Corp. ........................ 105,468 3,229,598
Loblaw Companies Ltd. .................... 50,819 2,223,503
Lundin Gold, Inc. ......................... 7,776 553,822
Lundin Mining Corp.
(a)
...................... 60,099 1,609,202
Magna International, Inc. .................... 23,564 1,547,187
Manulife Financial Corp. .................... 150,185 6,370,631
Metro, Inc. , Class A ....................... 17,753 1,127,471
National Bank of Canada ................... 34,552 5,301,904
Nutrien Ltd. ............................. 42,749 3,224,489

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Canada (continued)
Pan American Silver Corp. ................... 38,728 $ 2,011,078
Pembina Pipeline Corp. .................... 51,653 2,517,895
Power Corp. of Canada .................... 48,138 3,189,865
RB Global, Inc. .......................... 16,422 1,389,877
Restaurant Brands International, Inc. ............ 28,802 2,245,016
Rogers Communications, Inc. , Class B , NVS ...... 31,814 1,173,671
Royal Bank of Canada ..................... 124,850 25,529,413
Saputo, Inc. ............................ 21,126 619,779
Shopify, Inc. , Class A
(b)
..................... 109,300 16,109,319
Stantec, Inc. ............................ 10,555 769,568
Sun Life Financial, Inc. ..................... 49,534 3,890,311
Suncor Energy, Inc. ....................... 106,631 7,134,379
TC Energy Corp. ......................... 93,121 5,830,687
Teck Resources Ltd. , Class B ................ 40,239 2,743,958
TELUS Corp. ........................... 44,398 429,581
TFI International, Inc. ...................... 6,824 916,891
Thomson Reuters Corp. .................... 13,829 1,482,530
TMX Group Ltd. .......................... 25,380 989,416
Toromont Industries Ltd. .................... 6,794 981,685
Toronto-Dominion Bank (The) ................ 148,552 17,971,582
Tourmaline Oil Corp. ....................... 32,040 1,459,653
Wheaton Precious Metals Corp. ............... 40,375 6,085,309
Whitecap Resources, Inc. ................... 107,717 1,395,864
WSP Global, Inc. ......................... 11,836 1,607,653
282,349,117
a
Cayman Islands  —  0 .0%
Credo Technology Group Holding Ltd.
(b)
.......... 14,805 3,348,743
a
Denmark  —  0 .4%
AP Moller - Maersk A.S. , Class A .............. 256 828,024
AP Moller - Maersk A.S. , Class B , NVS .......... 263 880,283
Carlsberg A.S. , Class B .................... 8,136 1,114,505
Coloplast A.S. , Class B ..................... 11,337 805,694
Danske Bank A.S. ........................ 55,172 3,189,195
Demant A.S.
(a) (b)
.......................... 9,098 406,970
DSV A.S. .............................. 17,125 3,598,409
Genmab A.S.
(b)
.......................... 5,487 1,813,291
Novo Nordisk A.S. , Class B .................. 287,086 13,001,545
Novonesis Novozymes B ................... 30,837 2,215,700
Orsted A.S.
(b) (c)
........................... 41,870 881,847
Pandora A.S. ........................... 6,821 900,081
Tryg A.S. .............................. 29,764 710,635
Vestas Wind Systems A.S. .................. 84,061 2,787,522
33,133,701
a
Finland  —  0 .2%
Elisa OYJ .............................. 11,680 476,430
Fortum OYJ ............................ 41,090 988,378
Kesko OYJ , Class B ....................... 22,203 578,618
Kone OYJ , Class B ....................... 30,149 1,844,072
Metso OYJ ............................. 55,684 1,150,453
Neste OYJ ............................. 34,899 1,303,554
Nokia OYJ ............................. 448,705 4,563,566
Orion OYJ , Class B ....................... 8,823 809,449
Sampo OYJ , Class A ...................... 215,738 2,431,253
Stora Enso OYJ , Class R ................... 48,495 569,185
UPM-Kymmene OYJ ...................... 47,855 1,336,050
Wartsila OYJ Abp ......................... 44,160 1,426,474
17,477,482
a
France  —  2 .4%
Abivax SA
(a) (b)
........................... 4,449 500,714
Accor SA .............................. 16,872 908,149
Aeroports de Paris SA ..................... 2,296 287,727
Security Shares Value
a
France (continued)
Air Liquide SA ........................... 56,988 $ 11,210,924
Airbus SE .............................. 52,893 12,071,478
Alstom SA
(b)
............................ 31,374 596,049
Amundi SA
(c)
............................ 5,058 553,678
ArcelorMittal SA .......................... 37,411 2,787,679
AXA SA ............................... 140,445 7,012,533
Ayvens SA
(c)
............................ 21,900 289,380
BioMerieux
(a)
............................ 3,352 291,562
BNP Paribas SA ......................... 88,293 10,511,937
Bouygues SA ........................... 18,901 968,419
Bureau Veritas SA ........................ 28,109 889,565
Capgemini SE ........................... 13,897 1,728,668
Carrefour SA ............................ 47,212 857,793
Cie de Saint-Gobain SA .................... 38,915 3,527,052
Cie Generale des Etablissements Michelin SCA .... 59,039 2,395,682
Covivio SA ............................. 4,405 256,022
Credit Agricole SA ........................ 81,302 1,747,301
Danone SA ............................. 56,704 4,228,639
Dassault Aviation SA ...................... 1,968 648,787
Dassault Systemes SE
(a)
.................... 58,129 1,539,496
Eiffage SA ............................. 6,680 843,630
Engie SA .............................. 161,369 4,609,667
EssilorLuxottica SA ....................... 26,453 4,909,084
Eurofins Scientific SE ...................... 9,912 834,233
Euronext N.V.
(c)
.......................... 7,147 1,353,046
Gecina SA ............................. 3,732 296,415
Getlink SE ............................. 26,005 569,027
Hermes International SCA ................... 3,073 5,621,758
Ipsen SA .............................. 3,093 585,786
Kering SA .............................. 6,554 1,931,284
Klepierre SA ............................ 17,703 769,957
Legrand SA ............................ 21,617 3,429,760
L'Oreal SA ............................. 21,461 9,555,648
LVMH Moet Hennessy Louis Vuitton SE .......... 22,008 11,538,180
Orange SA ............................. 162,117 2,900,868
Pernod Ricard SA ........................ 17,602 1,316,285
Publicis Groupe SA ....................... 19,869 2,330,753
Renault SA ............................. 16,063 553,654
Rexel SA .............................. 19,284 803,822
Safran SA .............................. 31,118 12,162,151
Sanofi SA .............................. 96,418 8,572,422
Sartorius Stedim Biotech .................... 2,254 512,771
Schneider Electric SE ...................... 48,977 16,763,868
Societe Generale SA ...................... 58,094 4,893,617
Sodexo SA ............................. 7,126 478,394
STMicroelectronics N.V. .................... 56,928 2,849,138
Thales SA .............................. 8,562 2,428,402
TotalEnergies SE ......................... 174,677 15,391,472
Unibail-Rodamco-Westfield
(b)
................. 10,291 1,164,010
Veolia Environnement SA ................... 58,832 2,223,935
Vinci SA ............................... 43,538 5,708,191
193,710,462
a
Germany  —  2 .1%
adidas AG ............................. 14,817 2,595,157
Allianz SE , Registered ..................... 34,096 17,781,583
BASF SE .............................. 80,196 4,923,629
Bayer AG , Registered ...................... 87,132 4,959,336
Bayerische Motoren Werke AG ............... 29,307 2,102,636
Beiersdorf AG
(a)
.......................... 8,131 744,436
Brenntag SE ............................ 10,757 782,801
Commerzbank AG
(a)
....................... 53,015 2,466,603
Continental AG .......................... 8,862 730,967
Daimler Truck Holding AG ................... 40,165 2,175,056
Delivery Hero SE , Class A
(b) (c)
................. 14,943 634,630

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Germany (continued)
Deutsche Bank AG , Registered ............... 154,004 $ 6,167,785
Deutsche Boerse AG ...................... 16,297 5,445,952
Deutsche Lufthansa AG , Registered
(a)
........... 55,187 499,982
Deutsche Telekom AG , Registered ............. 306,607 10,076,242
DHL AG ............................... 82,168 5,337,175
E.ON SE .............................. 198,423 4,097,346
Evonik Industries AG ...................... 22,187 489,471
Fresenius Medical Care AG .................. 16,818 769,563
Fresenius SE & Co. KGaA ................... 38,492 2,015,300
GEA Group AG .......................... 12,598 980,660
Hannover Rueck SE ....................... 4,928 1,472,600
Heidelberg Materials AG .................... 11,732 2,236,173
Henkel AG & Co. KGaA .................... 8,497 694,355
Hensoldt AG
(a)
........................... 5,568 555,035
HOCHTIEF AG .......................... 1,397 676,952
Infineon Technologies AG ................... 117,231 7,641,946
Knorr-Bremse AG ........................ 5,919 723,719
Mercedes-Benz Group AG ................... 64,085 3,507,102
Merck KGaA
(a)
........................... 11,319 1,821,919
MTU Aero Engines AG ..................... 4,740 1,932,720
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 11,372 6,835,599
Nemetschek SE .......................... 4,640 377,468
QIAGEN N.V. ........................... 16,890 729,238
Rational AG ............................ 524 382,257
Rheinmetall AG .......................... 4,152 5,345,404
RWE AG .............................. 57,550 3,914,383
SAP SE ............................... 90,773 19,978,234
Siemens AG , Registered .................... 64,785 21,476,765
Siemens Energy AG ....................... 69,643 11,470,724
Siemens Healthineers AG
(c)
.................. 31,966 1,446,949
Symrise AG , Class A ...................... 11,835 1,264,617
Talanx AG .............................. 5,335 772,819
Vonovia SE ............................. 64,407 1,434,571
Zalando SE
(b) (c)
.......................... 18,316 521,146
172,989,005
a
Hong Kong  —  0 .4%
AIA Group Ltd. .......................... 929,600 8,987,002
BOC Hong Kong Holdings Ltd. ................ 350,500 2,350,961
CK Asset Holdings Ltd. ..................... 183,000 1,054,897
CK Hutchison Holdings Ltd. .................. 232,000 2,071,574
CK Infrastructure Holdings Ltd. ................ 68,000 565,168
CLP Holdings Ltd. ........................ 165,500 1,659,113
Futu Holdings Ltd. , ADR .................... 4,081 498,453
Galaxy Entertainment Group Ltd.
(a)
............. 164,000 712,873
Henderson Land Development Co. Ltd. .......... 153,000 522,495
HKT Trust & HKT Ltd. , Class SS ............... 354,000 550,971
Hong Kong & China Gas Co. Ltd. .............. 1,096,589 1,006,959
Hong Kong Exchanges & Clearing Ltd. .......... 76,500 4,136,080
Hongkong Land Holdings Ltd. ................ 107,200 873,036
Jardine Matheson Holdings Ltd. ............... 15,600 918,430
Link REIT .............................. 226,760 1,117,580
MTR Corp. Ltd.
(a)
......................... 167,000 687,771
Power Assets Holdings Ltd. .................. 141,000 1,082,558
Sands China Ltd. ......................... 220,800 393,280
Sino Land Co. Ltd. ........................ 322,000 424,066
SITC International Holdings Co. Ltd. ............ 120,000 729,731
Sun Hung Kai Properties Ltd. ................. 120,500 1,779,801
Swire Pacific Ltd. , Class A ................... 28,500 386,978
Techtronic Industries Co. Ltd. ................. 134,500 2,313,183
WH Group Ltd.
(c)
......................... 752,500 710,329
Wharf Real Estate Investment Co. Ltd. .......... 154,000 604,999
36,138,288
a
Security Shares Value
a
Ireland  —  0 .1%
AIB Group PLC .......................... 160,086 $ 2,036,918
Bank of Ireland Group PLC .................. 89,526 1,975,214
Kerry Group PLC , Class A ................... 14,530 1,416,642
Kingspan Group PLC ...................... 12,862 1,529,284
Ryanair Holdings PLC ..................... 37,201 1,002,980
7,961,038
a
Israel  —  0 .3%
Azrieli Group Ltd. ......................... 4,052 536,583
Bank Hapoalim BM ....................... 101,390 2,617,920
Bank Leumi Le-Israel BM ................... 131,515 3,352,872
Check Point Software Technologies Ltd.
(a) (b)
....... 7,552 1,049,048
Elbit Systems Ltd. ........................ 2,560 1,801,006
Enlight Renewable Energy Ltd.
(a) (b)
............. 11,627 908,257
Harel Insurance Investments & Financial Services Ltd. 9,152 592,021
ICL Group Ltd. ........................... 79,581 454,028
Israel Discount Bank Ltd. , Class A ............. 108,201 1,236,593
Mizrahi Tefahot Bank Ltd. ................... 15,076 1,169,025
Nova Ltd.
(b)
............................. 2,777 975,377
OPC Energy Ltd.
(b)
........................ 11,358 378,490
Phoenix Financial Ltd. ..................... 20,311 1,274,288
Teva Pharmaceutical Industries Ltd. , ADR
(a) (b)
...... 105,234 3,793,686
Tower Semiconductor Ltd.
(b)
.................. 9,863 2,029,542
22,168,736
a
Italy  —  0 .8%
Banca Mediolanum SpA .................... 19,742 551,261
Banca Monte dei Paschi di Siena SpA ........... 172,748 2,321,364
Banco BPM SpA ......................... 88,207 1,646,670
BPER Banca SpA ........................ 126,119 2,087,272
Buzzi SpA .............................. 6,884 327,912
Davide Campari-Milano N.V. ................. 60,361 407,440
Enel SpA .............................. 697,006 7,622,014
Eni SpA ............................... 163,885 4,479,868
Ferrari N.V. ............................. 10,896 4,613,057
FinecoBank Banca Fineco SpA ............... 57,055 1,570,617
Generali
(a)
.............................. 65,286 3,377,362
Intesa Sanpaolo SpA ...................... 1,244,213 9,802,145
Italgas SpA ............................. 53,444 545,416
Leonardo SpA ........................... 35,740 2,147,180
Moncler SpA ............................ 19,342 1,056,109
Poste Italiane SpA ........................ 43,696 1,409,713
Prysmian SpA ........................... 24,730 3,456,678
Recordati Industria Chimica e Farmaceutica SpA ... 8,656 528,203
Snam SpA ............................. 166,190 1,118,435
Stellantis N.V.
(a) (b)
......................... 169,483 936,646
Telecom Italia SpA
(b)
....................... 138,582 1,260,549
Tenaris SA ............................. 32,981 920,543
Terna - Rete Elettrica Nazionale ............... 124,048 1,402,894
UniCredit SpA ........................... 121,576 11,865,824
Unipol Assicurazioni SpA .................... 32,845 1,076,498
66,531,670
a
Japan  —  5 .7%
Advantest Corp. .......................... 65,200 13,645,535
Aeon Co. Ltd. ........................... 190,000 1,613,878
AGC, Inc. .............................. 13,600 485,781
Aisin Corp. ............................. 34,800 488,073
Ajinomoto Co., Inc. ........................ 76,000 2,554,980
ANA Holdings, Inc. ........................ 4,800 91,096
Asahi Group Holdings Ltd. ................... 129,000 1,352,157
Asahi Kasei Corp. ........................ 113,500 1,161,777
Asics Corp. ............................. 57,900 1,623,686
Astellas Pharma, Inc. ...................... 157,900 2,341,057
Bandai Namco Holdings, Inc. ................. 43,900 1,572,345

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Japan (continued)
Bridgestone Corp. ........................ 94,400 $ 2,438,735
Canon, Inc. ............................. 72,300 2,108,820
Capcom Co. Ltd. ......................... 26,300 701,104
Central Japan Railway Co. .................. 69,500 1,722,911
Chiba Bank Ltd. (The) ...................... 39,800 698,399
Chubu Electric Power Co., Inc. ................ 60,800 1,091,099
Chugai Pharmaceutical Co. Ltd. ............... 59,300 2,566,779
Dai Nippon Printing Co. Ltd. ................. 35,200 680,345
Daifuku Co. Ltd. .......................... 28,600 1,031,089
Daiichi Life Group, Inc. ..................... 310,200 3,547,858
Daiichi Sankyo Co. Ltd. ..................... 149,800 2,682,668
Daikin Industries Ltd. ...................... 23,700 3,052,588
Daito Trust Construction Co. Ltd. .............. 15,500 323,183
Daiwa House Industry Co. Ltd. ................ 45,200 1,319,327
Daiwa Securities Group, Inc. ................. 124,700 1,431,909
Denso Corp. ............................ 157,900 1,895,594
Disco Corp. ............................. 7,800 2,800,152
East Japan Railway Co. .................... 77,400 1,726,360
Ebara Corp. ............................ 40,900 1,184,074
Eisai Co. Ltd. ........................... 29,100 864,846
ENEOS Holdings, Inc. ..................... 233,900 1,950,243
FANUC Corp. ........................... 82,700 3,098,861
Fast Retailing Co. Ltd. ..................... 16,400 7,399,643
Fuji Electric Co. Ltd. ....................... 12,500 1,073,864
FUJIFILM Holdings Corp. ................... 100,400 2,118,031
Fujikura Ltd. ............................ 134,800 4,596,066
Fujitsu Ltd. ............................. 151,800 3,644,175
Furukawa Electric Co. Ltd. ................... 58,600 1,455,602
Hankyu Hanshin Holdings, Inc. ................ 24,200 711,423
Hikari Tsushin, Inc. ........................ 1,700 430,021
Hitachi Ltd. ............................. 395,100 13,413,149
Honda Motor Co. Ltd. ...................... 329,600 3,528,557
Hoya Corp. ............................. 30,000 4,593,779
Hulic Co. Ltd. ........................... 35,500 396,004
Ibiden Co. Ltd. ........................... 20,600 2,601,880
Idemitsu Kosan Co. Ltd. .................... 80,000 708,451
IHI Corp. .............................. 86,500 1,445,239
Inpex Corp. ............................. 78,600 1,942,329
Isuzu Motors Ltd. ......................... 41,400 587,933
ITOCHU Corp. .......................... 500,800 6,605,306
Japan Exchange Group, Inc. ................. 86,700 1,211,526
Japan Post Bank Co. Ltd. ................... 160,200 3,392,841
Japan Post Holdings Co. Ltd. ................. 148,400 2,296,469
Japan Post Insurance Co. Ltd. ................ 43,800 462,108
Japan Tobacco, Inc. ....................... 99,200 4,290,323
JX Advanced Metals Corp. .................. 48,600 1,133,377
Kajima Corp. ............................ 37,500 1,130,483
Kansai Electric Power Co., Inc. (The) ........... 85,700 1,503,326
Kao Corp. .............................. 76,400 1,739,423
Kawasaki Heavy Industries Ltd. ............... 64,700 1,030,387
Kawasaki Kisen Kaisha Ltd. .................. 34,800 724,041
KDDI Corp. ............................. 261,400 4,828,785
Keyence Corp. .......................... 17,300 9,014,096
Kikkoman Corp. .......................... 58,600 671,879
Kioxia Holdings Corp.
(b)
..................... 34,400 10,636,269
Kirin Holdings Co. Ltd. ..................... 72,800 1,389,859
Kokusai Electric Corp. ..................... 19,700 1,072,171
Komatsu Ltd. ........................... 75,600 3,496,287
Konami Group Corp. ...................... 8,900 1,228,323
Kubota Corp. ........................... 84,700 1,545,348
Kyocera Corp. ........................... 108,000 2,457,052
Kyowa Kirin Co. Ltd. ....................... 25,600 421,579
Lasertec Corp.
(a)
......................... 7,000 1,462,738
LY Corp. ............................... 238,900 832,492
Security Shares Value
a
Japan (continued)
Makita Corp. ............................ 19,600 $ 647,541
Marubeni Corp. .......................... 124,900 3,821,204
MINEBEA MITSUMI, Inc. ................... 30,400 638,480
Mitsubishi Chemical Group Corp. .............. 111,600 836,817
Mitsubishi Corp. .......................... 270,000 8,090,897
Mitsubishi Electric Corp. .................... 172,100 5,959,259
Mitsubishi Estate Co. Ltd. ................... 90,700 2,135,026
Mitsubishi HC Capital, Inc. ................... 73,500 639,952
Mitsubishi Heavy Industries Ltd. ............... 286,300 6,937,757
Mitsubishi UFJ Financial Group, Inc. ............ 954,800 21,768,133
Mitsui & Co. Ltd. ......................... 211,400 6,600,340
Mitsui Fudosan Co. Ltd. .................... 223,600 2,115,086
Mitsui Kinzoku Co. Ltd. ..................... 4,900 887,612
Mitsui OSK Lines Ltd. ...................... 30,000 1,313,885
Mizuho Financial Group, Inc. ................. 211,790 11,281,734
MS&AD Insurance Group Holdings, Inc. ......... 107,300 3,408,093
Murata Manufacturing Co. Ltd. ................ 144,000 6,399,376
NEC Corp. ............................. 109,900 3,351,098
Nexon Co. Ltd. .......................... 28,600 566,140
NIDEC CORP.
(b)
.......................... 74,800 1,202,864
Nintendo Co. Ltd. ......................... 97,700 5,507,218
Nippon Building Fund, Inc. ................... 680 537,096
Nippon Paint Holdings Co. Ltd. ................ 82,000 618,594
Nippon Sanso Holdings Corp. ................ 13,100 463,970
Nippon Steel Corp. ........................ 415,435 1,741,749
Nippon Yusen KK ......................... 34,800 1,530,238
Nissan Motor Co. Ltd.
(a) (b)
................... 211,800 433,068
Nitori Holdings Co. Ltd. ..................... 32,600 621,985
Nitto Denko Corp. ........................ 64,500 1,408,608
Nomura Holdings, Inc. ..................... 266,500 2,713,417
Nomura Research Institute Ltd. ............... 34,200 1,132,556
NTT, Inc. .............................. 2,728,500 2,941,996
Obayashi Corp. .......................... 50,900 949,408
Obic Co. Ltd. ............................ 32,500 1,033,997
Olympus Corp. .......................... 95,400 1,259,456
Oriental Land Co. Ltd. ..................... 92,500 1,750,814
ORIX Corp. ............................. 98,400 3,828,331
Osaka Gas Co. Ltd. ....................... 31,900 1,149,072
Otsuka Corp. ........................... 21,000 474,292
Otsuka Holdings Co. Ltd. ................... 37,100 2,845,190
Pan Pacific International Holdings Corp. ......... 187,600 947,068
Panasonic Holdings Corp. ................... 209,700 5,847,321
Rakuten Group, Inc.
(b)
...................... 116,200 561,030
Recruit Holdings Co. Ltd. ................... 118,300 13,397,904
Renesas Electronics Corp. .................. 155,800 3,258,335
Resona Holdings, Inc. ..................... 185,400 2,907,127
Resonac Holdings Corp. .................... 15,500 1,517,196
Ryohin Keikaku Co. Ltd. .................... 47,700 1,292,713
Sanrio Co. Ltd. .......................... 58,400 470,307
SBI Holdings, Inc. ........................ 50,600 1,045,358
SCREEN Holdings Co. Ltd. .................. 12,900 1,085,506
Secom Co. Ltd. .......................... 34,500 1,396,408
Sekisui House Ltd. ........................ 47,200 1,017,726
Seven & i Holdings Co. Ltd. .................. 169,700 2,148,059
Shimano, Inc. ........................... 5,800 722,148
Shimizu Corp. ........................... 43,600 648,529
Shin-Etsu Chemical Co. Ltd. ................. 145,765 5,457,533
Shionogi & Co. Ltd. ....................... 72,300 1,314,294
Shiseido Co. Ltd. ......................... 36,100 842,105
SMC Corp. ............................. 4,900 2,147,873
SoftBank Corp. .......................... 2,606,700 3,861,153
SoftBank Group Corp. ..................... 331,100 10,666,268
Sompo Holdings, Inc. ...................... 73,700 3,140,070
Sony Group Corp. ........................ 521,200 12,879,351

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Japan (continued)
Subaru Corp. ........................... 46,800 $ 775,934
Sumitomo Corp. ......................... 367,200 4,099,025
Sumitomo Electric Industries Ltd. .............. 255,100 3,532,621
Sumitomo Metal Mining Co. Ltd. ............... 20,900 1,441,878
Sumitomo Mitsui Financial Group, Inc. ........... 325,000 13,951,519
Sumitomo Mitsui Trust Group, Inc. ............. 212,200 2,349,111
Sumitomo Realty & Development Co. Ltd. ........ 51,800 1,074,462
Suntory Beverage & Food Ltd. ................ 10,700 301,503
Suzuki Motor Corp. ....................... 138,900 1,922,977
T&D Holdings, Inc. ........................ 36,200 1,098,457
Taisei Corp. ............................ 12,900 1,010,058
Takeda Pharmaceutical Co. Ltd. ............... 141,026 5,098,420
TDK Corp. ............................. 169,900 3,253,375
Terumo Corp. ........................... 120,800 1,903,696
Toho Co. Ltd. ........................... 46,600 461,138
Tokio Marine Holdings, Inc. .................. 159,100 7,639,397
Tokyo Electron Ltd. ....................... 40,000 14,000,059
Tokyo Gas Co. Ltd. ....................... 25,500 985,954
TOPPAN Holdings, Inc. ..................... 20,600 653,109
Toray Industries, Inc. ...................... 123,000 986,600
Toyota Motor Corp. ....................... 849,000 16,675,232
Toyota Tsusho Corp. ....................... 59,000 2,738,449
Unicharm Corp. .......................... 101,500 634,112
West Japan Railway Co. .................... 42,800 807,775
Yamaha Motor Co. Ltd. ..................... 83,800 998,303
Yokogawa Electric Corp. .................... 20,000 635,864
Yokohama Financial Group, Inc. ............... 79,500 964,978
Zensho Holdings Co. Ltd. ................... 7,200 530,479
471,708,159
a
Netherlands  —  1 .3%
ABN AMRO Bank N.V., CVA ................. 53,573 2,597,765
Adyen N.V.
(b) (c)
........................... 2,352 2,848,892
Aegon Ltd. ............................. 124,072 1,143,119
AerCap Holdings N.V. ...................... 13,976 2,039,657
Akzo Nobel N.V. ......................... 15,211 1,088,296
ASM International N.V. ..................... 4,154 3,906,693
ASML Holding N.V. ....................... 34,732 58,906,592
ASR Nederland N.V. ....................... 13,316 1,122,137
BE Semiconductor Industries N.V. ............. 6,394 1,455,787
Coca-Cola Europacific Partners PLC ............ 18,172 1,962,939
CVC Capital Partners PLC
(c)
................. 17,880 300,680
DSM-Firmenich AG ....................... 14,909 1,655,871
EXOR N.V. ............................. 7,804 663,373
Heineken Holding N.V. ..................... 11,256 892,726
Heineken N.V. ........................... 25,299 2,135,914
ING Groep N.V. .......................... 260,830 9,233,509
InPost SA
(b)
............................. 23,535 425,804
Koninklijke Ahold Delhaize N.V. ............... 78,684 2,801,268
Koninklijke KPN N.V. ...................... 337,104 1,618,435
Koninklijke Philips N.V. ..................... 68,265 1,817,648
Magnum Ice Cream Co. N.V. (The)
(b)
............ 41,692 856,016
NN Group N.V. .......................... 23,124 2,090,600
Prosus N.V. ............................ 107,705 4,797,847
Universal Music Group N.V. .................. 91,100 1,548,203
Wolters Kluwer N.V. ....................... 20,419 1,679,787
109,589,558
a
New Zealand  —  0 .1%
Auckland International Airport Ltd. ............. 147,986 775,084
Contact Energy Ltd. ....................... 87,385 452,639
Fisher & Paykel Healthcare Corp. Ltd. ........... 49,859 1,309,678
Infratil Ltd.
(a)
............................ 75,911 648,018
Security Shares Value
a
New Zealand (continued)
Meridian Energy Ltd. ...................... 109,911 $ 359,634
3,545,053
a
Norway  —  0 .2%
Aker BP ASA ............................ 26,063 1,000,025
DNB Bank ASA .......................... 75,665 2,576,925
Equinor ASA ............................ 58,883 2,525,523
Gjensidige Forsikring ASA ................... 16,956 513,676
Kongsberg Gruppen ASA ................... 36,840 1,251,821
Mowi ASA .............................. 41,816 918,472
Norsk Hydro ASA ......................... 113,591 1,146,818
Orkla ASA .............................. 62,786 640,420
Salmar ASA ............................ 5,897 359,106
Telenor ASA ............................ 52,753 774,040
Var Energi ASA .......................... 66,109 352,663
Yara International ASA ..................... 13,795 676,147
12,735,636
a
Portugal  —  0 .1%
Banco Comercial Portugues SA , Class R ......... 729,513 947,532
EDP Renewables SA ...................... 24,755 392,612
EDP SA ............................... 263,661 1,431,788
Galp Energia SGPS SA .................... 37,008 926,203
Jeronimo Martins SGPS SA .................. 23,656 493,967
4,192,102
a
Singapore  —  0 .5%
CapitaLand Ascendas REIT
(a)
................. 360,362 693,875
CapitaLand Integrated Commercial Trust ......... 551,327 1,025,800
CapitaLand Investment Ltd.
(a)
................. 229,900 478,426
DBS Group Holdings Ltd. ................... 184,400 11,213,633
Grab Holdings Ltd. , Class A
(a) (b)
............... 223,512 791,232
Keppel Ltd.
(a)
............................ 126,200 1,149,312
Oversea-Chinese Banking Corp. Ltd. ........... 300,500 7,436,528
Sea Ltd. , ADR
(a) (b)
......................... 33,554 3,807,708
Singapore Airlines Ltd.
(a)
.................... 151,300 807,616
Singapore Exchange Ltd. ................... 79,070 1,582,813
Singapore Technologies Engineering Ltd. ......... 139,700 1,182,807
Singapore Telecommunications Ltd. ............ 660,600 2,355,569
United Overseas Bank Ltd. .................. 107,500 3,503,730
Wilmar International Ltd.
(a)
................... 158,700 477,938
Yangzijiang Shipbuilding Holdings Ltd.
(a)
......... 241,300 916,635
37,423,622
a
Spain  —  1 .0%
Acciona SA ............................. 2,199 533,751
ACS Actividades de Construccion y Servicios SA ... 15,650 1,851,714
Aena SME SA
(c)
.......................... 65,874 2,019,193
Amadeus IT Group SA ..................... 38,786 2,628,317
Banco Bilbao Vizcaya Argentaria SA ............ 501,856 14,519,928
Banco de Sabadell SA ..................... 415,908 1,750,773
Banco Santander SA ...................... 1,286,111 18,820,688
Bankinter SA ............................ 59,091 1,140,693
CaixaBank SA ........................... 325,112 4,957,260
Cellnex Telecom SA
(b) (c)
..................... 46,032 1,411,771
Endesa SA ............................. 28,662 1,399,425
Ferrovial N.V. ........................... 43,655 2,553,426
Iberdrola SA ............................ 563,941 13,129,556
Indra Sistemas SA ........................ 6,967 495,238
Industria de Diseno Textil SA ................. 97,420 6,548,701
International Consolidated Airlines Group SA , Class DI 109,291 634,194
Mapfre SA ............................. 82,535 427,684
Naturgy Energy Group SA ................... 36,853 1,259,871
Redeia Corp. SA ......................... 5,764 102,163
Repsol SA ............................. 102,041 3,254,555

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
Spain (continued)
Telefonica SA ........................... 322,185 $ 1,362,322
80,801,223
a
Sweden  —  0 .9%
AddTech AB , Class B ...................... 22,565 794,753
Alfa Laval AB ........................... 25,782 1,543,309
Assa Abloy AB , Class B .................... 88,661 3,299,292
Atlas Copco AB , Class A .................... 225,291 4,835,179
Atlas Copco AB , Class B .................... 136,864 2,543,298
Beijer Ref AB , Class B ..................... 38,989 563,213
Boliden AB ............................. 24,895 1,464,482
Epiroc AB , Class A ........................ 56,158 1,547,425
Epiroc AB , Class B ........................ 32,573 762,816
EQT AB ............................... 40,422 1,399,860
Essity AB , Class B ........................ 51,044 1,491,265
Evolution AB
(b) (c)
.......................... 11,025 955,661
H & M Hennes & Mauritz AB , Class B ........... 37,117 678,069
Hexagon AB , Class B ...................... 175,420 1,827,714
Industrivarden AB , Class A .................. 9,698 548,903
Industrivarden AB , Class C .................. 13,468 754,692
Indutrade AB ............................ 22,019 578,355
Investor AB , Class B ....................... 156,877 6,749,410
L E Lundbergforetagen AB , Class B ............ 6,417 393,371
Lifco AB , Class B ......................... 19,517 644,450
Millicom International Cellular SA .............. 7,687 720,733
Nibe Industrier AB , Class B .................. 119,674 532,295
Nordea Bank Abp ........................ 271,986 5,551,360
Saab AB , Class B ........................ 26,936 1,780,034
Sandvik AB ............................. 93,963 3,764,819
Securitas AB , Class B ...................... 41,402 655,860
Skandinaviska Enskilda Banken AB , Class A ...... 132,192 3,086,616
Skanska AB , Class B ...................... 28,379 805,165
SKF AB , Class B ......................... 31,826 920,617
Spotify Technology SA
(b)
.................... 13,139 7,142,623
Svenska Cellulosa AB SCA , Class B ............ 49,229 586,007
Svenska Handelsbanken AB , Class A ........... 120,786 1,861,410
Swedbank AB , Class A ..................... 73,880 2,894,268
Swedish Orphan Biovitrum AB
(b)
............... 16,337 766,171
Tele2 AB , Class B ........................ 47,785 846,488
Telefonaktiebolaget LM Ericsson , Class B ........ 237,929 2,409,706
Telia Co. AB ............................ 223,150 1,014,658
Trelleborg AB , Class B ..................... 16,238 761,151
Verisure PLC
(a) (b)
......................... 22,658 233,950
Volvo AB , Class B ........................ 137,034 4,942,844
74,652,292
a
Switzerland  —  2 .2%
ABB Ltd. , Registered ...................... 140,450 13,753,637
Alcon AG .............................. 43,855 3,175,237
Avolta AG
(b)
............................. 7,693 433,423
Banque Cantonale Vaudoise , Registered ......... 2,694 432,017
Barry Callebaut AG , Registered ............... 348 479,186
Belimo Holding AG , Registered ............... 844 891,973
BKW AG .............................. 2,119 327,859
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 92 995,497
Chocoladefabriken Lindt & Spruengli AG , Registered . 8 892,683
Cie Financiere Richemont SA , Class A, Registered .. 48,005 11,425,076
EMS-Chemie Holding AG , Registered ........... 590 576,237
Galderma Group AG
(b)
..................... 16,148 3,348,321
Geberit AG , Registered ..................... 2,966 2,089,642
Givaudan SA , Registered ................... 801 3,247,976
Helvetia Baloise Holding AG ................. 6,901 1,827,832
Holcim AG
(b)
............................ 45,298 3,972,317
Julius Baer Group Ltd. ..................... 18,378 1,706,501
Security Shares Value
a
Switzerland (continued)
Kuehne + Nagel International AG , Registered ...... 4,476 $ 1,193,164
Logitech International SA , Registered ........... 13,288 1,305,284
Lonza Group AG , Registered ................. 6,447 4,594,483
Nestle SA , Registered ..................... 229,076 22,283,235
Novartis AG , Registered .................... 164,377 25,001,960
Partners Group Holding AG .................. 1,970 1,783,962
Roche Holding AG , Bearer .................. 2,756 1,227,187
Roche Holding AG , NVS .................... 62,750 27,354,035
Sandoz Group AG ........................ 37,087 3,114,516
Schindler Holding AG , Participation Certificates , NVS 4,003 1,301,028
Schindler Holding AG , Registered .............. 1,912 607,186
SGS SA , Registered ....................... 13,521 1,549,736
Sika AG , Registered ....................... 13,865 3,288,715
Sonova Holding AG , Registered ............... 4,256 1,220,616
Straumann Holding AG , Registered ............. 9,843 1,141,923
Swatch Group AG (The) , Bearer ............... 2,973 688,028
Swiss Life Holding AG , Registered ............. 2,425 2,750,955
Swiss Prime Site AG , Registered .............. 7,572 1,169,893
Swiss Re AG ............................ 26,899 4,664,884
Swisscom AG , Registered ................... 2,131 1,649,360
UBS Group AG , Registered .................. 278,889 15,270,972
VAT Group AG
(c)
......................... 2,449 1,818,832
Zurich Insurance Group AG .................. 13,363 9,778,847
184,334,215
a
United Kingdom  —  3 .5%
3i Group PLC ........................... 84,378 3,193,233
Admiral Group PLC ....................... 21,799 1,182,310
Airtel Africa PLC
(c)
........................ 79,877 356,881
Anglo American PLC ...................... 96,528 5,472,216
Antofagasta PLC ......................... 32,773 1,748,609
Associated British Foods PLC ................ 28,677 790,939
AstraZeneca PLC ........................ 136,085 21,939,350
Aviva PLC ............................. 258,099 2,529,778
BAE Systems PLC ........................ 263,603 7,232,134
Barclays PLC ........................... 1,202,178 7,972,850
BP PLC ............................... 1,402,492 10,031,735
British American Tobacco PLC ................ 179,251 9,959,864
BT Group PLC .......................... 572,476 1,584,275
Bunzl PLC ............................. 27,149 1,021,640
Centrica PLC ........................... 428,330 897,045
Coca-Cola HBC AG , Class DI
(b)
............... 20,123 1,237,416
Compass Group PLC ...................... 151,889 4,622,275
Diageo PLC ............................ 191,452 4,401,455
Diploma PLC ........................... 12,030 1,182,424
Endeavour Mining PLC ..................... 17,163 1,070,991
Experian PLC ........................... 81,298 3,309,469
Fresnillo PLC ........................... 19,289 808,792
Glencore PLC ........................... 851,752 6,796,971
GSK PLC .............................. 360,639 9,069,925
Haleon PLC ............................ 781,733 3,893,855
Halma PLC ............................. 30,622 1,489,039
HSBC Holdings PLC ...................... 1,538,995 31,523,929
Imperial Brands PLC ...................... 66,771 2,281,368
Informa PLC ............................ 121,186 1,461,427
InterContinental Hotels Group PLC ............. 12,644 2,029,065
Intertek Group PLC ....................... 14,065 1,105,148
J Sainsbury PLC ......................... 140,809 634,122
Kingfisher PLC .......................... 171,145 723,401
Land Securities Group PLC .................. 56,759 523,255
Legal & General Group PLC ................. 469,105 1,840,545
Lloyds Banking Group PLC .................. 5,210,316 7,681,736
London Stock Exchange Group PLC ............ 40,950 4,963,487
M&G PLC .............................. 209,464 987,011
Marks & Spencer Group PLC ................. 171,982 911,736

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
United Kingdom (continued)
Melrose Industries PLC ..................... 111,861 $ 767,143
National Grid PLC ........................ 440,084 6,942,758
NatWest Group PLC ....................... 706,714 6,425,839
Next PLC .............................. 10,805 2,259,490
Pearson PLC ........................... 41,726 691,953
Prudential PLC .......................... 228,616 3,109,431
Reckitt Benckiser Group PLC ................. 57,257 3,954,248
RELX PLC ............................. 159,674 5,729,303
Rentokil Initial PLC ........................ 207,376 974,965
Rio Tinto PLC ........................... 95,544 9,792,819
Rolls-Royce Holdings PLC .................. 750,241 15,248,018
Sage Group PLC (The) ..................... 88,908 1,299,646
Schroders PLC .......................... 57,285 451,944
Segro PLC ............................. 110,767 1,428,000
Severn Trent PLC ........................ 25,294 1,071,295
Shell PLC .............................. 500,684 22,939,451
Smith & Nephew PLC ...................... 70,834 1,013,055
Smiths Group PLC ........................ 31,961 1,117,027
Spirax Group PLC ........................ 5,850 556,777
SSE PLC .............................. 105,426 3,465,623
Standard Chartered PLC .................... 156,988 4,559,273
Standard Life PLC ........................ 56,409 712,055
Sunbelt Rentals Holdings, Inc. ................ 36,069 2,563,180
Tesco PLC ............................. 572,864 3,546,553
Unilever PLC ........................... 195,409 12,580,330
United Utilities Group PLC ................... 65,340 1,258,847
Vodafone Group PLC ...................... 1,672,741 2,681,090
Wise Group PLC , Class A
(b)
.................. 50,999 665,523
288,267,337
a
United States  —  72 .1%
3M Co. ................................ 47,230 8,115,531
Abbott Laboratories ....................... 155,265 17,135,045
AbbVie, Inc. ............................ 158,403 40,617,697
Accenture PLC , Class A .................... 54,757 10,390,688
Adobe, Inc.
(b)
............................ 36,571 10,707,623
Advanced Micro Devices, Inc.
(b)
............... 145,833 68,646,510
Affirm Holdings, Inc. , Class A
(b)
................ 25,157 1,872,939
Aflac, Inc. .............................. 41,870 4,850,639
Agilent Technologies, Inc. ................... 24,925 3,827,483
Air Products and Chemicals, Inc. .............. 18,858 5,835,797
Airbnb, Inc. , Class A
(b)
...................... 38,187 6,996,622
Alliant Energy Corp. ....................... 23,436 1,593,179
Allstate Corp. (The) ....................... 22,998 5,928,884
Alnylam Pharmaceuticals, Inc.
(b)
............... 11,796 2,839,179
Alphabet, Inc. , Class A ..................... 525,504 178,329,782
Alphabet, Inc. , Class C , NVS ................. 418,675 140,427,782
Altria Group, Inc. ......................... 148,378 10,160,925
Amazon.com, Inc.
(b)
....................... 865,614 224,860,549
Amcor PLC ............................. 40,438 1,855,700
Ameren Corp. ........................... 24,717 2,620,249
American Electric Power Co., Inc. .............. 48,400 5,925,612
American Express Co. ..................... 47,660 15,735,902
American International Group, Inc. ............. 47,136 3,599,305
American Tower Corp. ..................... 41,933 7,367,628
American Water Works Co., Inc. ............... 17,218 2,380,044
Ameriprise Financial, Inc. ................... 8,445 4,671,014
AMETEK, Inc. ........................... 20,503 4,821,691
Amgen, Inc. ............................ 48,276 20,752,887
Amphenol Corp. , Class A ................... 109,673 17,388,654
Amrize Ltd.
(b)
............................ 44,811 1,958,241
Analog Devices, Inc. ....................... 43,757 15,846,160
Annaly Capital Management, Inc. .............. 64,529 1,479,005
Aon PLC , Class A ........................ 18,203 5,852,629
Apollo Global Management, Inc. ............... 37,475 5,118,335
Security Shares Value
a
United States (continued)
Apple, Inc. ............................. 1,315,430 $ 416,793,995
Applied Materials, Inc. ..................... 70,940 32,518,187
AppLovin Corp. , Class A
(b)
................... 20,461 6,385,060
Arch Capital Group Ltd.
(b)
................... 30,998 3,039,974
Archer-Daniels-Midland Co. .................. 43,131 3,506,119
Ares Management Corp. , Class A .............. 18,900 2,705,913
Arista Networks, Inc.
(b)
..................... 95,256 18,640,647
Arthur J Gallagher & Co. .................... 22,812 5,980,166
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 21,166 1,250,911
Astera Labs, Inc.
(b)
........................ 12,200 3,623,156
AT&T, Inc. .............................. 623,198 16,134,596
ATI, Inc.
(b)
.............................. 11,917 2,433,451
Atlassian Corp. , Class A
(b)
................... 14,475 2,810,611
Atmos Energy Corp. ....................... 14,416 2,394,930
Autodesk, Inc.
(b)
.......................... 18,708 4,836,579
Automatic Data Processing, Inc. ............... 35,810 10,247,390
AutoZone, Inc.
(b)
......................... 1,517 4,537,711
Axon Enterprise, Inc.
(b)
..................... 6,798 3,851,475
Baker Hughes Co. , Class A .................. 88,419 5,619,027
Ball Corp. .............................. 23,396 1,473,246
Bank of America Corp. ..................... 581,403 36,012,102
Bank of New York Mellon Corp. (The) ........... 61,688 9,949,041
Becton Dickinson & Co. .................... 25,435 4,784,578
Berkshire Hathaway, Inc. , Class B
(b)
............ 126,313 63,665,541
Best Buy Co., Inc. ........................ 17,911 1,435,567
Biogen, Inc.
(b)
........................... 12,961 2,808,001
BlackRock, Inc.
(d)
......................... 13,131 15,174,315
Blackstone, Inc. .......................... 66,268 9,492,228
Block, Inc. , Class A
(b)
...................... 45,825 3,758,567
Bloom Energy Corp. , Class A
(b)
................ 24,067 4,965,022
Boeing Co. (The)
(b)
........................ 66,743 13,867,861
Booking Holdings, Inc. ..................... 70,214 13,978,905
Boston Scientific Corp.
(b)
.................... 132,292 6,389,704
Bristol-Myers Squibb Co. .................... 183,046 12,229,303
Broadcom, Inc. .......................... 404,794 149,911,410
Broadridge Financial Solutions, Inc. ............ 10,496 1,914,260
Brown & Brown, Inc. ....................... 25,830 1,864,151
Bunge Global SA ......................... 11,427 1,327,932
Burlington Stores, Inc.
(b)
.................... 5,646 1,466,605
Cadence Design Systems, Inc.
(b)
.............. 24,562 8,321,114
Capital One Financial Corp. .................. 53,649 11,508,247
Cardinal Health, Inc. ....................... 20,765 4,871,884
Carlyle Group, Inc. (The) .................... 22,888 1,107,550
Carnival Corp. Ltd. ........................ 112,251 2,681,676
Carpenter Technology Corp. ................. 4,339 2,067,186
Carrier Global Corp. ....................... 67,107 3,906,970
Carvana Co. , Class A
(b)
..................... 57,429 4,218,734
Casey's General Stores, Inc. ................. 3,358 2,525,921
Caterpillar, Inc. .......................... 41,332 32,961,030
Cboe Global Markets, Inc. ................... 9,487 2,847,997
CBRE Group, Inc. , Class A
(b)
................. 26,808 3,908,874
CDW Corp. ............................. 11,444 1,734,682
Cencora, Inc. ........................... 16,476 5,331,634
Centene Corp.
(b)
......................... 44,515 2,864,095
CenterPoint Energy, Inc. .................... 58,744 2,326,262
CF Industries Holdings, Inc. .................. 13,505 1,756,055
CH Robinson Worldwide, Inc. ................ 10,385 1,554,219
Charles Schwab Corp. (The) ................. 147,956 16,248,528
Charter Communications, Inc. , Class A
(b)
......... 7,331 1,117,538
Cheniere Energy, Inc. ...................... 18,853 5,499,232
Chevron Corp. ........................... 165,249 34,064,429
Chipotle Mexican Grill, Inc. , Class A
(b)
........... 117,209 4,457,458
Chubb Ltd. ............................. 31,574 10,690,956
Church & Dwight Co., Inc. ................... 20,578 2,053,273

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Ciena Corp.
(b)
........................... 12,572 $ 4,812,562
Cigna Group (The) ........................ 23,691 6,540,611
Cincinnati Financial Corp. ................... 13,886 2,359,231
Cintas Corp. ............................ 30,845 6,224,213
Circle Internet Group, Inc. , Class A
(b)
............ 13,141 1,255,623
Cisco Systems, Inc. ....................... 352,869 38,988,496
Citigroup, Inc. ........................... 152,425 20,062,178
Citizens Financial Group, Inc. ................ 38,200 2,630,834
Cloudflare, Inc. , Class A
(b)
................... 27,749 8,466,497
CME Group, Inc. , Class A ................... 32,655 9,323,003
CMS Energy Corp. ........................ 26,746 1,820,333
Coca-Cola Co. (The) ...................... 347,031 30,771,239
Coeur Mining, Inc. ........................ 90,786 1,886,533
Cognizant Technology Solutions Corp. , Class A ..... 43,412 2,803,547
Coherent Corp.
(b)
......................... 16,510 4,586,973
Coinbase Global, Inc. , Class A
(b)
............... 19,115 3,595,914
Colgate-Palmolive Co. ..................... 68,387 6,142,520
Comcast Corp. , Class A .................... 322,294 8,579,466
Comfort Systems USA, Inc. .................. 3,134 4,843,973
ConocoPhillips .......................... 109,115 14,456,646
Consolidated Edison, Inc. ................... 33,177 3,550,603
Constellation Brands, Inc. , Class A ............. 12,802 1,672,197
Constellation Energy Corp. .................. 27,503 7,556,999
Cooper Companies, Inc. (The)
(b)
............... 18,346 1,285,871
Copart, Inc.
(b)
........................... 80,402 2,652,462
Corebridge Financial, Inc. ................... 20,326 661,408
CoreWeave, Inc. , Class A
(b)
.................. 24,241 2,057,818
Corning, Inc. ............................ 70,922 10,548,229
Corpay, Inc.
(b)
........................... 5,761 2,329,172
Corteva, Inc. ............................ 60,291 5,102,427
Costco Wholesale Corp. .................... 39,626 37,402,585
CRH PLC .............................. 59,190 5,581,025
Crowdstrike Holdings, Inc. , Class A
(b)
............ 88,422 20,425,482
Crown Castle, Inc. ........................ 38,532 2,933,826
CSX Corp. ............................. 166,068 8,388,095
Cummins, Inc. ........................... 12,274 6,927,446
Curtiss-Wright Corp. ....................... 3,222 1,876,912
CVS Health Corp. ........................ 113,950 10,701,044
Danaher Corp. .......................... 56,654 12,099,028
Darden Restaurants, Inc. ................... 9,783 2,096,106
Datadog, Inc. , Class A
(b)
.................... 27,835 6,598,008
Deckers Outdoor Corp.
(b)
.................... 12,598 1,097,034
Deere & Co. ............................ 21,817 14,288,171
Dell Technologies, Inc. , Class C ............... 26,885 12,259,829
Delta Air Lines, Inc. ....................... 14,687 1,145,586
Devon Energy Corp. ....................... 98,490 4,777,750
Dexcom, Inc.
(b)
.......................... 34,785 3,167,522
Diamondback Energy, Inc. ................... 17,030 3,414,174
Dick's Sporting Goods, Inc. .................. 5,292 714,949
Digital Realty Trust, Inc. .................... 33,136 6,149,710
Dollar General Corp. ...................... 19,569 2,480,371
Dollar Tree, Inc.
(b)
......................... 16,920 2,141,903
Dominion Energy, Inc. ...................... 79,318 5,235,781
DoorDash, Inc. , Class A
(b)
................... 32,838 7,609,878
Dover Corp. ............................ 12,151 2,360,089
Dow, Inc. .............................. 63,832 1,948,153
DR Horton, Inc. .......................... 23,460 3,391,378
DTE Energy Co. ......................... 18,286 2,480,130
Duke Energy Corp. ....................... 69,245 8,303,168
DuPont de Nemours, Inc. ................... 12,130 1,632,577
Eaton Corp. PLC ......................... 34,672 13,933,983
eBay, Inc. .............................. 33,801 3,500,432
EchoStar Corp. , Class A
(b)
................... 11,637 1,005,902
Ecolab, Inc. ............................ 22,749 6,442,517
Security Shares Value
a
United States (continued)
Edison International ....................... 34,135 $ 1,842,607
Edwards Lifesciences Corp.
(b)
................ 52,279 4,744,319
Elevance Health, Inc. ...................... 19,633 7,706,738
Eli Lilly & Co. ........................... 71,825 83,082,132
EMCOR Group, Inc. ....................... 3,953 2,903,637
Emerson Electric Co. ...................... 50,346 7,674,744
Entegris, Inc. ............................ 13,726 1,856,991
Entergy Corp. ........................... 40,584 4,314,485
EOG Resources, Inc. ...................... 47,514 6,887,629
EQT Corp. ............................. 54,687 2,962,942
Equifax, Inc. ............................ 10,693 2,022,688
Equinix, Inc. ............................ 8,787 9,197,529
Essex Property Trust, Inc. ................... 5,676 1,606,081
Estee Lauder Companies, Inc. (The) , Class A ...... 21,944 2,244,871
Everest Group Ltd. ........................ 3,508 1,314,272
Evergy, Inc. ............................. 21,150 1,713,573
Everpure, Inc. , Class A
(b)
.................... 28,143 2,615,892
Eversource Energy ....................... 33,306 2,336,083
Exelon Corp. ............................ 90,901 3,974,192
Expand Energy Corp. ...................... 21,954 2,155,005
Expedia Group, Inc. ....................... 10,451 3,314,221
Expeditors International of Washington, Inc. ....... 11,638 2,207,147
Extra Space Storage, Inc. ................... 18,601 2,624,601
ExxonMobil Holdings Corp. .................. 371,916 59,859,880
F5, Inc.
(b)
.............................. 5,110 2,080,434
Fabrinet
(b)
.............................. 3,125 1,290,406
Fair Isaac Corp.
(b)
......................... 2,072 2,377,019
Fastenal Co. ............................ 102,196 5,039,285
FedEx Corp. ............................ 19,637 6,429,154
Fedex Freight Holding Co., Inc.
(b)
.............. 9,805 1,311,321
Ferguson Enterprises, Inc. ................... 17,480 3,924,435
Fidelity National Financial, Inc. ................ 22,398 1,040,387
Fidelity National Information Services, Inc. ........ 47,377 1,931,560
Fifth Third Bancorp ....................... 80,752 4,342,035
First Citizens BancShares, Inc. , Class A .......... 720 1,558,368
First Solar, Inc.
(b)
......................... 9,097 1,836,684
FirstEnergy Corp. ........................ 49,494 2,269,795
Fiserv, Inc.
(b)
............................ 46,965 2,503,704
Flex Ltd.
(b)
.............................. 33,468 3,656,379
Flutter Entertainment PLC , Class DI
(b)
........... 12,392 1,241,431
Ford Motor Co. .......................... 351,887 4,905,305
Fortinet, Inc.
(b)
........................... 56,042 9,579,259
Fortive Corp. ............................ 26,573 1,563,555
Fox Corp. , Class A , NVS .................... 17,927 1,207,383
Fox Corp. , Class B ........................ 14,256 858,496
Freeport-McMoRan, Inc. .................... 127,822 9,681,238
FTAI Aviation Ltd. ......................... 8,617 1,638,092
Garmin Ltd. ............................. 14,570 4,139,483
GE HealthCare Technologies, Inc. ............. 41,336 2,944,363
GE Vernova, Inc. ......................... 24,137 21,687,819
Gen Digital, Inc. .......................... 47,283 1,465,773
General Dynamics Corp. .................... 20,413 7,580,368
General Electric Co. ....................... 93,441 31,369,078
General Mills, Inc. ........................ 50,094 2,063,873
General Motors Co. ....................... 80,422 6,942,027
Genuine Parts Co. ........................ 12,065 1,636,859
Gilead Sciences, Inc. ...................... 111,275 16,283,983
Global Payments, Inc. ..................... 20,569 1,872,807
Goldman Sachs Group, Inc. (The) ............. 26,382 27,065,294
Halliburton Co. .......................... 75,500 2,782,175
Hartford Insurance Group, Inc. (The) ............ 24,445 3,358,254
HCA Healthcare, Inc. ...................... 14,007 5,805,201
HEICO Corp. ........................... 4,122 1,365,000
HEICO Corp. , Class A ...................... 6,774 1,654,008

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
United States (continued)
Hershey Co. (The) ........................ 13,189 $ 2,324,034
Hewlett Packard Enterprise Co. ............... 119,220 6,228,053
Hilton Worldwide Holdings, Inc. ............... 20,365 6,441,042
Home Depot, Inc. (The) .................... 88,973 29,168,019
Honeywell Aerospace, Inc.
(b)
................. 28,354 4,483,051
Honeywell International, Inc. ................. 28,354 6,054,430
Howmet Aerospace, Inc. .................... 35,685 8,741,041
HP, Inc. ............................... 79,476 2,385,870
Hubbell, Inc. , Class B ...................... 4,715 2,135,895
Humana, Inc. ........................... 10,716 4,106,693
Huntington Bancshares, Inc. ................. 182,938 3,052,321
Hyatt Hotels Corp. , Class A .................. 4,197 700,773
IDEX Corp. ............................. 6,505 1,487,303
IDEXX Laboratories, Inc.
(b)
................... 7,115 3,960,849
Illinois Tool Works, Inc. ..................... 24,612 6,777,406
Illumina, Inc.
(b)
........................... 13,239 2,828,248
Incyte Corp.
(b)
........................... 14,402 1,774,614
Ingersoll Rand, Inc. ....................... 35,514 2,736,354
Insmed, Inc.
(b)
........................... 18,766 2,286,074
Intel Corp.
(b)
............................ 392,907 35,169,106
Interactive Brokers Group, Inc. , Class A .......... 38,096 3,706,360
Intercontinental Exchange, Inc. ............... 50,434 8,104,744
International Business Machines Corp. .......... 83,535 19,536,330
International Flavors & Fragrances, Inc. .......... 22,907 1,977,561
International Paper Co. ..................... 43,681 1,656,820
Intuit, Inc. .............................. 24,802 8,911,359
Intuitive Surgical, Inc.
(b)
..................... 31,632 11,920,836
Invitation Homes, Inc. ...................... 51,048 1,487,539
IQVIA Holdings, Inc.
(b)
...................... 14,879 3,886,246
Iron Mountain, Inc. ........................ 26,565 3,064,273
Jabil, Inc. .............................. 9,432 2,879,212
Jacobs Solutions, Inc. ...................... 10,261 1,529,402
JB Hunt Transport Services, Inc. .............. 6,626 1,759,004
Johnson & Johnson ....................... 215,137 57,194,171
Johnson Controls International PLC ............ 54,610 7,549,286
JPMorgan Chase & Co. .................... 238,074 84,759,105
Kenvue, Inc. ............................ 169,968 3,208,996
Keurig Dr Pepper, Inc. ..................... 115,956 3,694,358
KeyCorp ............................... 81,614 1,763,679
Keysight Technologies, Inc.
(b)
................. 15,431 4,979,584
Kimberly-Clark Corp. ...................... 29,726 3,208,922
Kimco Realty Corp. ....................... 60,623 1,437,371
Kinder Morgan, Inc. ....................... 173,621 5,597,541
KKR & Co., Inc. .......................... 55,597 6,100,103
KLA Corp. .............................. 117,385 20,595,198
Kraft Heinz Co. (The) ...................... 79,030 2,028,700
Kroger Co. (The) ......................... 49,383 2,841,498
L3Harris Technologies, Inc. .................. 16,673 4,439,186
Labcorp Holdings, Inc. ..................... 7,144 2,376,523
Lam Research Corp. ...................... 111,606 33,648,093
Las Vegas Sands Corp. .................... 27,008 1,183,220
Leidos Holdings, Inc. ...................... 10,534 1,476,972
Lennar Corp. , Class A ...................... 18,564 1,561,418
Lennox International, Inc. ................... 2,707 1,035,806
Liberty Media Corp.-Liberty Formula One , Class C ,
NVS
(b)
............................... 18,409 1,839,980
Linde PLC ............................. 41,302 20,220,633
Live Nation Entertainment, Inc.
(b)
.............. 13,857 2,492,736
Lockheed Martin Corp. ..................... 18,562 10,417,551
Loews Corp. ............................ 15,618 1,691,273
Lowe's Companies, Inc. .................... 49,818 10,197,745
LPL Financial Holdings, Inc. .................. 7,262 2,687,920
Lumentum Holdings, Inc.
(b)
.................. 6,968 6,374,048
LyondellBasell Industries N.V. , Class A .......... 23,030 1,498,792
Security Shares Value
a
United States (continued)
M&T Bank Corp. ......................... 13,660 $ 3,195,620
Marathon Petroleum Corp. .................. 26,317 9,824,662
Markel Group, Inc.
(b)
....................... 1,132 2,040,894
Marriott International, Inc. , Class A ............. 19,592 6,695,762
Marsh & McLennan Companies, Inc. ............ 43,203 8,199,929
Martin Marietta Materials, Inc. ................ 5,440 2,821,728
Marvell Technology, Inc. .................... 76,463 16,184,159
Masco Corp. ............................ 19,371 1,397,811
MasTec, Inc.
(b)
........................... 5,251 1,259,085
Mastercard, Inc. , Class A .................... 73,147 43,106,259
McCormick & Co., Inc. , NVS ................. 22,690 1,230,252
McDonald's Corp. ........................ 63,448 16,721,086
McKesson Corp. ......................... 10,486 9,283,466
Medline, Inc. , Class A
(b)
..................... 31,595 1,106,773
Medtronic PLC .......................... 114,202 10,352,411
MercadoLibre, Inc.
(b)
....................... 4,056 7,853,227
Merck & Co., Inc. ......................... 221,139 32,675,499
Meta Platforms, Inc. , Class A ................. 196,400 112,407,576
MetLife, Inc. ............................ 49,528 4,713,580
Mettler-Toledo International, Inc.
(b)
............. 1,890 2,655,715
Microchip Technology, Inc. ................... 48,373 3,552,997
Micron Technology, Inc. ..................... 100,858 96,695,590
Microsoft Corp. .......................... 632,040 320,627,572
Mid-America Apartment Communities, Inc. ........ 9,833 1,266,982
Mondelez International, Inc. , Class A ............ 114,920 7,133,084
MongoDB, Inc. , Class A
(b)
................... 7,143 3,238,422
Monolithic Power Systems, Inc. ............... 4,248 5,385,487
Monster Beverage Corp.
(b)
................... 127,284 5,844,881
Moody's Corp. ........................... 13,541 6,833,330
Morgan Stanley .......................... 105,880 22,586,322
Motorola Solutions, Inc. .................... 14,756 7,161,087
MSCI, Inc. , Class A ....................... 6,646 3,792,473
Nasdaq, Inc. ............................ 41,313 4,073,875
Natera, Inc.
(b)
........................... 11,933 3,841,949
Nebius Group N.V. , Class A
(a) (b)
................ 18,056 3,725,314
NetApp, Inc. ............................ 17,750 3,288,897
Netflix, Inc.
(b)
............................ 375,515 30,435,491
Neurocrine Biosciences, Inc.
(b)
................ 8,392 1,292,620
Newmont Corp. .......................... 96,804 12,203,112
News Corp. , Class A , NVS .................. 35,154 1,079,579
NextEra Energy, Inc. ...................... 185,964 15,312,276
NIKE, Inc. , Class B ....................... 106,416 4,156,609
NiSource, Inc. ........................... 42,505 1,739,305
Nordson Corp. ........................... 4,882 1,570,637
Norfolk Southern Corp. ..................... 20,043 6,870,540
Northern Trust Corp. ....................... 16,504 3,062,482
Northrop Grumman Corp. ................... 12,254 6,613,484
NRG Energy, Inc. ......................... 18,062 1,988,987
Nucor Corp. ............................ 20,004 4,993,799
nVent Electric PLC ........................ 14,484 2,183,463
NVIDIA Corp. ........................... 2,059,031 454,592,864
NVR, Inc.
(b)
............................. 235 1,484,079
NXP Semiconductors N.V. ................... 22,400 5,031,936
Occidental Petroleum Corp. .................. 64,960 3,909,293
Okta, Inc. , Class A
(b)
....................... 15,343 2,654,953
Old Dominion Freight Line, Inc. ............... 17,005 3,400,320
Omnicom Group, Inc. ...................... 25,857 2,263,263
ON Semiconductor Corp.
(b)
.................. 35,178 2,606,338
ONEOK, Inc. ............................ 56,471 5,421,781
Oracle Corp. ............................ 153,866 22,944,498
O'Reilly Automotive, Inc.
(b)
................... 74,909 6,651,919
Otis Worldwide Corp. ...................... 34,288 2,438,905
PACCAR, Inc. ........................... 46,887 5,820,083
Packaging Corp. of America ................. 7,977 1,866,139

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
(Percentages shown are based on Net Assets)
12
2026
iShares Annual Financial Statements and Additional Information
Security Shares Value
a
United States (continued)
Palantir Technologies, Inc. , Class A
(b)
........... 194,949 $ 36,334,595
Palo Alto Networks, Inc.
(b)
................... 72,557 27,726,206
Parker-Hannifin Corp. ...................... 11,223 10,992,255
Paychex, Inc. ........................... 28,271 3,600,029
PayPal Holdings, Inc. ...................... 76,598 4,034,034
PepsiCo, Inc. ........................... 122,337 17,168,775
Pfizer, Inc. ............................. 509,223 14,492,487
PG&E Corp. ............................ 197,232 2,617,269
Philip Morris International, Inc. ................ 139,379 26,105,687
Phillips 66 .............................. 35,840 8,837,427
Pinnacle Financial Partners, Inc. ............... 13,241 1,323,703
PNC Financial Services Group, Inc. (The) ........ 35,950 8,614,699
PPG Industries, Inc. ....................... 19,857 2,227,360
PPL Corp. ............................. 65,118 2,222,477
Principal Financial Group, Inc. ................ 19,543 2,152,857
Procter & Gamble Co. (The) ................. 207,585 30,124,735
Progressive Corp. (The) .................... 52,060 11,353,245
Prologis, Inc. ............................ 82,999 11,613,220
Prudential Financial, Inc. .................... 31,032 3,649,363
PTC, Inc.
(b)
............................. 10,519 1,638,229
Public Service Enterprise Group, Inc. ........... 44,592 3,269,931
Public Storage ........................... 14,996 4,603,622
PulteGroup, Inc. ......................... 17,302 2,185,589
Qnity Electronics, Inc. ...................... 18,818 2,247,434
QUALCOMM, Inc. ........................ 95,123 16,216,569
Quanta Services, Inc. ...................... 13,366 8,114,365
Quest Diagnostics, Inc. ..................... 10,123 2,432,557
Raymond James Financial, Inc. ............... 16,659 2,968,134
Realty Income Corp. ....................... 83,460 5,114,429
Reddit, Inc. , Class A
(b)
...................... 10,246 1,514,461
Regency Centers Corp. .................... 16,150 1,207,535
Regeneron Pharmaceuticals, Inc. .............. 9,290 7,423,453
Regions Financial Corp. .................... 77,023 2,301,447
Reliance, Inc. ........................... 4,607 1,769,318
Republic Services, Inc. , Class A ............... 18,197 4,020,081
ResMed, Inc. ........................... 13,229 3,176,283
Revolution Medicines, Inc.
(b)
.................. 14,202 2,919,505
Rivian Automotive, Inc. , Class A
(b)
.............. 83,168 1,335,678
Robinhood Markets, Inc. , Class A
(b)
............. 66,985 7,020,698
ROBLOX Corp. , Class A
(b)
................... 52,987 2,187,833
Rocket Companies, Inc. , Class A
(b)
............. 80,414 1,078,352
Rocket Lab Corp.
(b)
....................... 46,372 2,964,098
Rockwell Automation, Inc. ................... 10,014 4,250,242
Roivant Sciences Ltd.
(b)
..................... 46,704 1,617,827
Rollins, Inc. ............................. 24,968 900,596
Roper Technologies, Inc. .................... 9,235 3,921,550
Ross Stores, Inc. ......................... 28,198 6,444,371
Royal Caribbean Cruises Ltd. ................ 22,883 6,149,577
Royalty Pharma PLC , Class A ................ 35,794 2,198,110
RTX Corp. ............................. 120,402 25,011,107
S&P Global, Inc. ......................... 27,115 11,817,802
Salesforce, Inc. .......................... 71,322 18,368,268
Samsara, Inc. , Class A
(b)
.................... 30,357 1,240,083
Sandisk Corp.
(b)
.......................... 11,969 18,751,832
SBA Communications Corp. , Class A ............ 9,642 1,828,702
Seagate Technology Holdings PLC ............. 19,479 16,136,014
Sempra ............................... 58,135 4,749,629
ServiceNow, Inc.
(b)
........................ 93,107 13,778,905
SharkNinja, Inc.
(b)
......................... 7,258 1,397,092
Sherwin-Williams Co. (The) .................. 21,078 7,141,437
Simon Property Group, Inc. .................. 29,202 6,200,169
SLB Ltd. ............................... 133,768 8,039,457
Smurfit Westrock PLC ..................... 46,270 2,170,063
Snap-on, Inc. ........................... 4,577 1,768,141
Security Shares Value
a
United States (continued)
Snowflake, Inc. , Class A
(b)
................... 29,222 $ 9,685,047
SoFi Technologies, Inc.
(b)
.................... 110,935 1,983,518
Southern Co. (The) ....................... 100,168 8,814,784
Space Exploration Technologies Corp. , Class A
(a) (b)
.. 54,249 7,795,039
SS&C Technologies Holdings, Inc. ............. 18,682 1,550,046
Starbucks Corp. .......................... 101,341 10,767,481
State Street Corp. ........................ 24,745 4,735,698
Steel Dynamics, Inc. ....................... 12,339 2,870,298
STERIS PLC ............................ 8,994 2,092,364
Strategy, Inc. , Class A
(b)
.................... 23,482 3,121,697
Stryker Corp. ........................... 30,907 10,007,687
Sun Communities, Inc. ..................... 11,281 1,369,739
Super Micro Computer, Inc.
(b)
................. 50,513 1,883,125
Synchrony Financial ....................... 31,189 2,404,048
Synopsys, Inc.
(b)
......................... 16,265 7,149,931
Sysco Corp. ............................ 42,597 3,453,765
T Rowe Price Group, Inc. ................... 19,029 2,117,547
Take-Two Interactive Software, Inc.
(b)
............ 16,034 3,522,670
Tapestry, Inc. ............................ 18,189 2,244,341
Targa Resources Corp. ..................... 18,807 5,522,676
Target Corp. ............................ 40,427 6,503,896
TE Connectivity PLC ...................... 26,213 5,380,218
TechnipFMC PLC ........................ 34,328 2,682,733
Teledyne Technologies, Inc.
(b)
................. 4,128 2,530,258
Teradyne, Inc. ........................... 13,948 4,879,429
Tesla, Inc.
(b)
............................. 256,233 94,280,932
Texas Instruments, Inc. ..................... 81,499 21,263,904
Texas Pacific Land Corp. .................... 5,223 1,955,178
Textron, Inc. ............................ 15,535 1,251,500
Thermo Fisher Scientific, Inc. ................. 33,283 20,538,939
TJX Companies, Inc. (The) .................. 99,083 13,268,205
T-Mobile U.S., Inc. ........................ 44,122 7,961,374
Toast, Inc. , Class A
(b)
...................... 39,509 1,346,862
Tractor Supply Co. ........................ 46,979 1,639,567
Tradeweb Markets, Inc. , Class A ............... 10,561 1,137,420
Trane Technologies PLC .................... 19,776 8,788,454
TransDigm Group, Inc. ..................... 5,031 5,895,024
TransUnion ............................. 17,749 1,507,068
Travelers Companies, Inc. (The) ............... 19,156 7,009,755
Trimble, Inc.
(b)
........................... 1,452 87,033
Truist Financial Corp. ...................... 111,499 5,528,120
Twilio, Inc. , Class A
(b)
...................... 12,871 3,032,794
Tyson Foods, Inc. , Class A .................. 24,911 1,373,593
U.S. Bancorp ........................... 138,596 8,534,742
Uber Technologies, Inc.
(b)
................... 159,369 12,056,265
Ulta Beauty, Inc.
(b)
........................ 3,955 2,124,230
Union Pacific Corp. ....................... 53,017 15,940,621
United Airlines Holdings, Inc.
(b)
................ 7,415 800,746
United Parcel Service, Inc. , Class B ............ 66,116 6,891,271
United Rentals, Inc. ....................... 5,615 5,828,370
United Therapeutics Corp.
(b)
.................. 3,571 1,822,567
UnitedHealth Group, Inc. .................... 81,174 31,609,967
Valero Energy Corp. ....................... 26,734 9,595,367
Veeva Systems, Inc. , Class A
(b)
............... 13,062 3,731,683
Ventas, Inc. ............................ 42,372 3,863,055
Veralto Corp. ............................ 21,347 2,104,174
VeriSign, Inc. ........................... 7,313 2,108,192
Verisk Analytics, Inc. , Class A ................. 11,523 2,232,927
Verizon Communications, Inc. ................ 373,301 18,672,516
Vertex Pharmaceuticals, Inc.
(b)
................ 22,723 12,373,128
Vertiv Holdings Co. , Class A ................. 32,447 8,394,688
VICI Properties, Inc. , Class A ................. 95,594 2,451,986
Visa, Inc. , Class A ........................ 148,647 56,392,212
Vistra Corp. ............................ 30,197 4,148,162

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
United States (continued)
Vivmark Residential ....................... 64,785 $ 4,220,095
Vulcan Materials Co. ...................... 11,519 3,105,292
W R Berkley Corp. ........................ 20,014 1,352,146
Walmart, Inc. ............................ 391,645 41,071,811
Walt Disney Co. (The) ..................... 155,525 16,726,714
Warner Bros Discovery, Inc.
(b)
................ 210,717 6,011,756
Waste Connections, Inc. .................... 22,751 3,761,195
Waste Management, Inc. .................... 36,147 7,913,301
Waters Corp.
(b)
.......................... 8,753 3,629,256
Watsco, Inc. ............................ 3,041 942,163
WEC Energy Group, Inc. .................... 28,837 3,061,624
Wells Fargo & Co. ........................ 273,463 23,624,469
Welltower, Inc. ........................... 63,184 14,926,588
West Pharmaceutical Services, Inc. ............ 6,527 2,226,425
Western Digital Corp. ...................... 31,030 13,980,566
Westinghouse Air Brake Technologies Corp. ....... 15,275 4,367,581
Weyerhaeuser Co. ........................ 62,936 1,470,814
Williams Companies, Inc. (The) ............... 108,566 8,147,878
Williams-Sonoma, Inc. ..................... 10,486 2,393,429
Willis Towers Watson PLC ................... 8,522 2,885,123
Workday, Inc. , Class A
(b)
.................... 18,760 3,704,162
WP Carey, Inc. .......................... 18,478 1,292,721
WW Grainger, Inc. ........................ 3,959 5,184,271
Xcel Energy, Inc. ......................... 55,381 4,191,788
XPO, Inc.
(b)
............................. 9,868 1,914,293
Xylem, Inc. ............................. 22,194 2,443,781
Yum! Brands, Inc. ........................ 24,215 3,712,402
Zimmer Biomet Holdings, Inc. ................ 17,146 1,715,286
Zoetis, Inc. , Class A ....................... 37,772 2,912,221
Zoom Communications, Inc. , Class A
(b)
.......... 21,510 2,079,587
Zscaler, Inc.
(b)
........................... 9,269 1,746,141
5,927,266,446
a
Total Common Stocks — 99.7%
(Cost: $ 6,352,045,209 ) ............................... 8,192,396,460
a
Preferred Stocks
Germany  —  0 .0%
Dr Ing hc F Porsche AG , Preference Shares , NVS
(a)
.. 9,406 493,618
Henkel AG & Co. KGaA , Preference Shares , NVS ... 13,178 1,160,089
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 12,557 413,337
Sartorius AG , Preference Shares , NVS
(a)
......... 2,228 642,342
Volkswagen AG , Preference Shares , NVS ........ 18,066 1,617,897
a
Total Preferred Stocks — 0.0%
(Cost: $ 5,989,768 ) .................................. 4,327,283
Security Shares Value
a
Rights
United States  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(b) (e)
............... 22,670 $ 227
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 227
a
Warrants
Canada  —  0 .0%
Constellation Software, Inc., (Issued 08/29/23,1 Share
for 1 Warrant, Expires 03/31/40, Strike Price CAD
11.50)
(a) (b) (e)
........................... 989 —
a
Total Warrants — 0.0%
(Cost: $ – ) ........................................ —
a
Total Long-Term Investments — 99.7%
(Cost: $ 6,358,034,977 ) ............................... 8,196,723,970
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (f) (g)
...................... 48,291,248 48,305,735
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(d) (f)
............................. 7,873,865 7,873,865
a
Total Short-Term Securities — 0.7%
(Cost: $ 56,175,929 ) ................................. 56,179,600
Total Investments —  100.4%
(Cost: $ 6,414,210,906 ) ............................... 8,252,903,570
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (34,632,240)
Net Assets — 100.0% ................................. $ 8,218,271,330
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
August 31, 2026
iShares
®
MSCI World ETF
14
2026
iShares Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
08/31/26
  Shares
Held at
08/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 43,133,839 $ 5,174,004
(a)
$ — $ (3,881) $ 1,773 $ 48,305,735 48,291,248 $ 162,613
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,540,000 5,333,865
(a)
— — — 7,873,865 7,873,865 334,294 —
BlackRock, Inc. ... 11,872,166 6,132,338 (3,495,118) 1,631,308 (966,379) 15,174,315 13,131 261,870 —
$ — $ 1,627,427 $ (964,606)
$ 71,353,915
$ 758,777 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
TOPIX Index ........................................................................ 6 09/10/26 $ 1,554 $ 27,464
E-Mini S&P 500 Index .................................................................. 39 09/18/26 15,013 29,913
Euro STOXX 50 Index ................................................................. 26 09/18/26 1,944 (9,175)
FTSE 100 Index ..................................................................... 14 09/18/26 2,041 8,430
$ 56,632
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 65,807 $ — $ — $ — $ 65,807
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 9,175 $ — $ — $ — $ 9,175
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

iShares
®
MSCI World ETF
Schedule of Investments
(continued)
August 31, 2026
15
Schedule of Investments
For the period ended August 31, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ......................................... $ — $ — $ 4,189,184 $ — $ — $ — $ 4,189,184
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ......................................... $ — $ — $ (212,293) $ — $ — $ — $ (212,293)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 20,688,784
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ............................................... $ 6,249,739,158 $ 1,942,657,302 $ — $ 8,192,396,460
Preferred Stocks ............................................... — 4,327,283 — 4,327,283
Rights ...................................................... — — 227 227
Warrants .................................................... — — — —
Short-Term Securities
Money Market Funds ............................................ 56,179,600 — — 56,179,600
$ 6,305,918,758 $ 1,946,984,585 $ 227 $ 8,252,903,570
Derivative Financial Instruments
(a)
Assets
Equity Contracts ................................................. $ 29,913 $ 35,894 $ — $ 65,807
Liabilities
Equity Contracts ................................................. (9,175) — — (9,175)
$ 20,738 $ 35,894 $ — $ 56,632
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16
2026
iShares Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
August 31, 2026
See notes to financial statements.
iShares
MSCI World ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 8,181,549,655
Investments, at value — affiliated
(c)
....................................................................................... 71,353,915
Cash pledged:
Futures contracts ................................................................................................. 1,268,000
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 409,134
Foreign currency, at value
(e)
............................................................................................ 7,380,817
Receivables:
Investments sold ................................................................................................. 39,670,519
Securities lending income — affiliated ................................................................................... 19,278
Dividends — unaffiliated ............................................................................................ 8,459,203
Dividends — affiliated .............................................................................................. 28,560
Tax reclaims .................................................................................................... 1,563,460
Foreign withholding tax claims ........................................................................................ 117,722
Total assets ......................................................................................................
8,311,820,263
LIABILITIES
Collateral on securities loaned .......................................................................................... 48,317,254
Payables:
Investments purchased ............................................................................................. 43,452,658
Investment advisory fees ............................................................................................ 1,683,251
Professional fees ................................................................................................. 17,206
Variation margin on futures contracts .................................................................................... 78,564
Total liabilities .....................................................................................................
93,548,933
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 8,218,271,330
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 6,547,904,148
Accumulated earnings ............................................................................................... 1,670,367,182
NET ASSETS .....................................................................................................
$ 8,218,271,330
NET ASSET VALUE
Shares outstanding ................................................................................................. 39,400,000
Net asset value .................................................................................................... $ 208.59
Shares authorized .................................................................................................. 500 million
Par value ........................................................................................................ $                    0.001
(a)
Securities loaned, at value .......................................................................................... $ 45,419,279
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 6,345,486,517
(c)
Investments, at cost — affiliated ....................................................................................... $ 68,724,389
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 402,994
(e)
  Foreign currency, at cost ............................................................................................ $ 7,371,689

17
Statement of Operations
Statement of Operations
Year Ended August 31, 2026
See notes to financial statements.
iShares
MSCI World ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 116,037,459
Dividends — affiliated .............................................................................................. 596,164
Interest — unaffiliated .............................................................................................. 67,817
Securities lending income — affiliated — net ............................................................................... 162,613
Foreign taxes withheld ............................................................................................. (5,299,118)
Foreign withholding tax claims ........................................................................................ 611,033
Total investment income ..............................................................................................
112,175,968
EXPENSES
Investment advisory ............................................................................................... 17,221,168
Professional .................................................................................................... 40,482
Interest expense ................................................................................................. 1,212
Total expenses .................................................................................................... 17,262,862
Net investment income ...............................................................................................
94,913,106
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (51,510,044)
Investments — affiliated ........................................................................................... (3,881)
Foreign currency transactions ....................................................................................... 37,420
Futures contracts ............................................................................................... 4,189,184
In-kind redemptions — unaffiliated
(a)
................................................................................... 1,053,891,559
In-kind redemptions — affiliated
(a)
.................................................................................... 1,631,308
1,008,235,546
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 305,310,254
Investments — affiliated ........................................................................................... (964,606)
Foreign currency translations ....................................................................................... (69,991)
Futures contracts ............................................................................................... (212,293)
304,063,364
Net realized and unrealized gain ........................................................................................
1,312,298,910
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 1,407,212,016
(a)
See Note 2 of the Notes to Financial Statements.

18
2026
iShares Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI World ETF
Year Ended
08/31/26
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 94,913,106  $ 67,883,303
Net realized gain ................................................................................ 1,008,235,546  5,467,670
Net change in unrealized appreciation (depreciation) ........................................................ 304,063,364  622,516,464
Net increase in net assets resulting from operations ...........................................................
1,407,212,016  695,867,437
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(106,841,803) (67,716,994)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
1,313,464,212  1,262,704,741
NET ASSETS
Total increase in net assets ........................................................................... 2,613,834,425  1,890,855,184
Beginning of year ..................................................................................
5,604,436,905  3,713,581,721
End of year ......................................................................................
$ 8,218,271,330  $ 5,604,436,905
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

19
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI World ETF
Year Ended
08/31/26
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Net asset value, beginning of year ......................
$ 175.69  $ 154.09  $ 125.57  $ 110.19  $ 131.92
Net investment income
(a)
............................ 2 .54
(b)
2 .43
(b)
2 .22  2 .16  2 .19
(b)
Net realized and unrealized gain (loss)
(c)
..................
33.20  21.53  28.58  15.22  (21.88)
Net increase (decrease) from investment operations ...........
35.74  23.96  30.80  17.38  (19.69)
Distributions from net investment income
(d)
.................. ( 2 .84 ) ( 2 .36 ) ( 2 .28 ) ( 2 .00 ) ( 2 .04 )
Net asset value, end of year ..........................
$ 208.59  $ 175.69  $ 154.09  $ 125.57  $ 110.19
Total Return
(e)
Based on net asset value .............................
20.48%
(b)
15.68%
(b)
24.75% 15.90% (15.07) %
(b)
Ratios to Average Net Assets
(f)
Total expenses ....................................
0 .24% 0 .24% 0 .24% 0 .24% 0 .24%
Net investment income ...............................
1 .32%
(b)
1 .51%
(b)
1 .62% 1 .87% 1 .78%
(b)
Supplemental Data
Net assets, end of year (000) ...........................
$ 8,218,271  $ 5,604,437  $ 3,713,582  $ 2,712,306  $ 2,126,700
Portfolio turnover rate
(g)
...............................
4% 2% 2% 3% 5%
(a)
Based on average shares outstanding.
(b)
Reflects the positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended August 31, 2026, August
31, 2025 and August 31, 2022, respectively:
• Net investment income per share by $0.02, $0.04 and $0.00.
• Total return by 0.01%, 0.02% and 0.01%.
• Ratio of net investment income to average net assets by 0.01%, 0.02% and 0.00%.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
20
2026
iShares Annual Financial Statements and Additional Information
1. Organization
iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Company is organized as a Maryland corporation and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of August 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that the Fund will sustain its position that it is due the reclaim.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
iShares ETF
Diversification
Classification
MSCI World ................................................................................................................ Diversified

Notes to Financial Statements
( continued)
21
Notes to Financial Statements
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Recent Accounting Standard: The Fund adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax
Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The
Fund’s adoption of the new standard did not have a material impact on financial statement disclosures and did not affect the Fund’s financial position or results of operations.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Directors of the Company (the “Board”) of the Fund has
approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(continued)
22
2026
iShares Annual Financial Statements and Additional Information
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI World
Barclays Bank PLC ............................................... $ 25,413 $ (25,413) $ — $ —
BNP Paribas SA ................................................. 2,978,518 (2,978,518) — —
BofA Securities, Inc. .............................................. 6,673,419 (6,673,419) — —
Citigroup Global Markets, Inc. ........................................ 198,434 (198,434) — —
Goldman Sachs & Co. LLC ......................................... 8,029,557 (8,029,557) — —
HSBC Bank PLC ................................................ 4,369,850 (4,369,850) — —
J.P. Morgan Securities LLC ......................................... 4,557,037 (4,557,037) — —
Jefferies LLC ................................................... 53,949 (53,949) — —
Morgan Stanley ................................................. 8,892,920 (8,892,920) — —
Scotia Capital (USA), Inc. .......................................... 1,838,930 (1,838,930) — —
SG Americas Securities LLC ........................................ 1,258,555 (1,258,555) — —
State Street Bank & Trust Co. ........................................ 2,789,892 (2,789,892) — —
Wells Fargo Securities LLC ......................................... 3,752,805 (3,752,805) — —
$ 45,419,279 $ (45,419,279)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements
( continued)
23
Notes to Financial Statements
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent directors).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.24%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Prior to March 16, 2026, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year

Notes to Financial Statements
(continued)
24
2026
iShares Annual Financial Statements and Additional Information
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the year ended
August 31, 2026, the Fund paid BTC $51,836 for securities lending agent services.
Directors and Officers: Certain directors and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended August 31, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended August 31, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended August 31, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the
Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders.
Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of August 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of August 31, 2026, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI World ............................................................................
$ 72,016,572 $ 58,605,192 $ (17,909,476)
iShares ETF Purchases Sales
MSCI World ............................................................................................ $ 361,943,050 $ 251,678,013
iShares ETF In-kind Purchases In-kind Sales
MSCI World .............................................................................................. $ 3,128,941,659 $ 1,936,655,117
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI World ............................................................................................ $ 1,049,496,675  $ (1,049,496,675)
iShares ETF
Year Ended
08/31/26
Year Ended
08/31/25
MSCI World
Ordinary income ......................................................................................... $ 106,841,803  $ 67,716,994

Notes to Financial Statements
( continued)
25
Notes to Financial Statements
As of August 31, 2026, the tax components of accumulated earnings (loss) were as follows:
As of August 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI World ..........................................................
$ 16,918,142 $ (165,732,011) $ 1,819,181,051 $ 1,670,367,182
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI World ..................................................... $ 6,433,820,205  $ 2,009,031,465  $ (189,920,636) $ 1,819,110,829

Notes to Financial Statements
(continued)
26
2026
iShares Annual Financial Statements and Additional Information
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. Foreign Withholding Tax Claims
The Fund has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the
ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statement of Assets and Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of August 31, 2026, is $117,462 or $0.00 per share.
Year Ended
08/31/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI World
Shares sold ......................................................... 17,400,000  $ 3,258,928,547  8,200,000  $ 1,327,456,768
Shares redeemed ..................................................... (9,900,000) (1,945,464,335) (400,000) (64,752,027)
7,500,000  $ 1,313,464,212  7,800,000  $ 1,262,704,741

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
Certain of the outstanding foreign tax reclaims are not deemed by the Fund to meet the recognition criteria under U.S. GAAP as of August 31, 2026 and have not been recorded in the applicable Fund’s net asset value. The recognition by the Fund of these amounts would have a positive impact on the applicable Fund’s performance. If a
Fund receives a tax refund that has not been previously recorded, investors in the Fund at the time the claim is successful will benefit from any resulting increase in the Fund’s
NAV. Investors who sold their shares prior to such time will not benefit from such NAV increase.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
28
2026
iShares Annual Financial Statements and Additional Information
To the Board of Directors of iShares, Inc. and Shareholders of iShares MSCI World ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares MSCI World ETF (one of the funds constituting
iShares, Inc., referred to hereafter as the "Fund") as of August 31, 2026, the related statement of operations for the year ended August 31, 2026, the statement of changes in net assets for each of the two years in the period ended August 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
August 31, 2026 and the financial highlights for each of the five years in the period ended August 31, 2026 in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.

Important Tax Information
(unaudited)
29
Important Tax Information
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended August 31, 2026:
The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended August 31, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
August 31, 2026:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisors to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended August 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended August 31, 2026:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended August 31, 2026:
iShares ETF
Qualified Dividend
Income
MSCI World ................................................................................................................ $ 110,496,137
iShares ETF
Qualified Business
Income
MSCI World ................................................................................................................ $ 2,180,418
iShares ETF
Federal Obligation
Interest
MSCI World ................................................................................................................ $ 157,619
iShares ETF
Dividends-Received
Deduction
MSCI World ................................................................................................................ 50.98%
iShares ETF Interest Dividends
MSCI World ................................................................................................................ $ 333,692
iShares ETF
Interest-Related
Dividends
MSCI World ................................................................................................................ $ 334,294

Additional Information
30
2026
iShares Annual Financial Statements and Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Directors, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Director for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Board Review and Approval of Investment Advisory Contract
31
Board Review and Approval of Investment Advisory Contract
iShares MSCI World ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Board Members who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Company and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess the services of BFA and its affiliates to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the
Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 11, 2026 and May 21, 2026, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meetings, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 10-11, 2026, the Board, including the Independent
Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates if any; and (vi) other benefits to BFA and/or its affiliates.
The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended
December 31, 2025, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and platform and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the ETF business. The Board also considered
BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates)
available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding the investment performance of iShares funds, investment and risk management processes and strategies provided at the May 11, 2026 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business and ETF platform.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
32
2026
iShares Annual Financial Statements and Additional Information
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology (including refinements to the methodology from prior years) and profitability presentation. The
Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the ETF business by BFA and its affiliates, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders to further improve product quality, enhance and strengthen the ETF ecosystem and the ETF platform and to pursue continual advancement of the overall investor experience. With respect to applicable funds, the 15(c) Committee and the Board reviewed information with respect to management fees having been set at levels that anticipate scale over time. In addition, the 15(c) Committee and the Board reviewed information with respect to certain benefits to iShares funds’ shareholders as a result of BlackRock’s overall size and global platform. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund.
The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), and payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the
Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the
Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by
BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Solutions Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board further noted that certain index providers pay a fee or reimburse a portion of the costs of BFA and/or its affiliates of certain co-marketing activities that promote products and strategic initiatives that incorporate the index providers’ logos and branding. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board also considered other indirect and

Board Review and Approval of Investment Advisory Contract
( continued)
33
Board Review and Approval of Investment Advisory Contract
intangible benefits to BlackRock as a result of its advisory relationships with the Fund, including without limitation, BlackRock’s potential benefits to its profile and standing in the investment community as a result of providing investment advisory services to the iShares funds.
The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in these Financial Statements
34
2026
iShares Annual Financial Statements and Additional Information
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares, Inc.

Date: October 21, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares, Inc.

Date: October 21, 2026